UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: June 30, 2021

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Annual Report
June 30, 2021
SPDR® Series Trust - Equity Funds
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P Aerospace & Defense Select Industry Index represents the aerospace & defense segment of the S&P Total Market Index.
The S&P Banks Select Industry Index represents the banks segment of the S&P Total Market Index.
The S&P Homebuilders Select Industry Index represents the homebuilders segment of the S&P Total Market Index.
The S&P Oil & Gas Exploration & Production Select Industry Index represents the oil and gas exploration and production segment of the S&P Total Market Index.
The S&P Regional Banks Select Industry Index represents the regional banks segment of the S&P Total Market Index.
See accompanying notes to financial statements.
1

SPDR S&P Aerospace & Defense ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Aerospace & Defense Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 52.23%, and the Index was 52.70%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Aerospace & Defense Industry experienced two very fruitful quarterly cycles from October through March sandwiched between disappointing first and fourth fiscal quarters. Overall, the Index gained 52.7% for the entire period and handily outpaced the red-hot S&P 500 by almost 12%. The second fiscal quarter was the real driver of the overall performance. During that final three month stretch of 2020, the Index returned 31.7% (vs the S&P 500’s +12.1%). In a year dominated in every way by a global pandemic, quarantined travelers began to see the light at the end of the proverbial tunnel. Vaccine distribution plans surfaced and cabin fever led to optimistic vacation planning. Airlines were essentially back in business as future bookings increased exponentially and air travel during the holiday season reached their highest levels in nine months. During that same quarter, Joe Biden was elected President of the United States. A transition of power generally leads to uncertainty during the honeymoon phase of an administration. The Defense industry, in particular, prepared for potential changes to military spending and homeland security initiatives. Despite this early apprehension, companies such as Raytheon (+54.6%) and General Dynamics (+32.0%) performed very well during the period as budgeting changes take time and spending in the short term was mainly unaffected by the U.S. Election.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Virgin Galactic Holdings Inc, Howmet Aerospace Inc., and Maxar Technologies, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Mercury Systems, Inc., Vectrus Inc, and PAE Incorporated Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR S&P Aerospace & Defense ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index
ONE YEAR	52.23%	52.26%	52.70%	52.23%	52.26%	52.70%
FIVE YEARS	148.59%	148.52%	153.09%	19.98%	19.97%	20.41%
SINCE INCEPTION(1)	504.69%	504.66%	526.64%	20.25%	20.25%	20.70%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	For the period September 28, 2011 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR S& P Aerospace & Defense ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR S&P Aerospace & Defense ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Virgin Galactic Holdings, Inc.	5.0%
Axon Enterprise, Inc.	4.2
Maxar Technologies, Inc.	4.2
Kratos Defense & Security Solutions, Inc.	4.1
Hexcel Corp.	3.8
Textron, Inc.	3.8
Mercury Systems, Inc.	3.7
Teledyne Technologies, Inc.	3.7
General Dynamics Corp.	3.7
TransDigm Group, Inc.	3.7
TOTAL	39.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Aerospace & Defense	99.8%
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P Bank ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Bank ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks. The Fund’s benchmark is the S&P Banks Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 67.13%, and the Index was 67.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and the impact of cash contributed to the difference between the Fund’s performance and that of the Index.
In the first quarter of the Reporting Period bank stocks fell, hurt by concerns of slowing economic recovery and increasing volatility ahead of the U.S. presidential election. Additionally, the Federal Reserve’s forecasts of low interest rates weighed on the industry. The second quarter of the Reporting Period brought a reversion to the sentiments of the first quarter with a bounce back and returns in excess of 43%. This was thanks, in part, to hopes of economic recovery and higher interest rates following the distribution of COVID-19 vaccines and the Fed’s new guidance giving banks the go-ahead for limited dividends and share repurchases, starting at the beginning of 2021. This rally continued until June of 2021, when, once again, sentiment surrounding interest rates impacted bank stocks. Falling interest rates hurt earnings outlook and reduced margins.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were CIT Group Inc., SVB Financial Group, and Signature Bank. The top negative contributors to the Fund’s performance during the Reporting Period were Silvergate Capital Corp. Class A, Flagstar Bancorp, Inc., and Rocket Companies Inc Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR S&P Bank ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Banks Select Industry Index(2)	Net Asset Value	Market Value	S&P Banks Select Industry Index(2)
ONE YEAR	67.13%	67.18%	67.71%	67.13%	67.18%	67.71%
FIVE YEARS	87.50%	87.47%	90.47%	13.40%	13.39%	13.75%
TEN YEARS(1)	161.00%	160.93%	169.67%	10.07%	10.07%	10.43%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	Index returns in the line graph above represent the Fund’s prior benchmark index from June 30, 2011 through October 23, 2011 and the S&P Banks Select Industry Index from October 24, 2011 through June 30, 2021.
The total expense ratio for SPDR S& P Bank ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR S&P Bank ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Silvergate Capital Corp. Class A	1.6%
Bank of New York Mellon Corp.	1.4
PNC Financial Services Group, Inc.	1.3
East West Bancorp, Inc.	1.3
PennyMac Financial Services, Inc.	1.3
Wells Fargo & Co.	1.3
Pinnacle Financial Partners, Inc.	1.3
Commerce Bancshares, Inc.	1.3
SVB Financial Group	1.3
Signature Bank	1.3
TOTAL	13.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Regional Banks	74.5%
Thrifts & Mortgage Finance	13.7
Diversified Banks	6.4
Asset Management & Custody Banks	2.7
Other Diversified Financial Services	2.5
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P Homebuilders ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Homebuilders ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the homebuilding segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Homebuilders Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 67.87%, and the Index was 68.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/ contributed to the difference between the Fund’s performance and that of the Index.
A strong housing market and low mortgage rates were primary drivers of Fund performance during the Reporting Period.
The housing market was strong during the fiscal year and this contributed to strong returns for the Index, which was up over 68% during the time period. As the pandemic raged on, more home consumers were leaving city residences and looking for more space in their state’s suburbs.
Mortgage rates continued to stay near historic lows during the fiscal year, which encouraged more people to buy homes, as it was an excellent time to borrow money for a home mortgage.
A housing shortage across the country led to an increased demand in new home construction, which greatly benefited the companies within the S&P Homebuilders Select Industry Index.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Carrier Global Corp., Trane Technologies plc, and Williams-Sonoma, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Green Brick Partners, Inc., Builders FirstSource, Inc., and Armstrong World Industries, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR S&P Homebuilders ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index
ONE YEAR	67.87%	67.84%	68.58%	67.87%	67.84%	68.58%
FIVE YEARS	128.17%	128.13%	131.21%	17.94%	17.93%	18.25%
TEN YEARS	338.67%	338.59%	351.61%	15.93%	15.93%	16.27%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Homebuilders ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR S&P Homebuilders ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Floor & Decor Holdings, Inc. Class A	3.8%
Lennar Corp. Class A	3.8
NVR, Inc.	3.8
Carrier Global Corp.	3.7
Home Depot, Inc.	3.6
Johnson Controls International PLC	3.6
D.R. Horton, Inc.	3.6
Lowe's Cos., Inc.	3.6
Fortune Brands Home & Security, Inc.	3.6
Allegion PLC	3.6
TOTAL	36.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Building Products	38.4%
Homebuilding	33.2
Home Improvement Retail	11.1
Home Furnishings	7.0
Homefurnishing Retail	6.8
Household Appliances	3.4
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P Oil & Gas Exploration & Production ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 89.34%, and the Index was 89.91%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
After challenging third quarter of 2020 battered by the lack of consumption amid COVID-19 pandemic, oil prices rose in the last quarter of 2020 as stronger demand outlook offset concerns on increased supply. In the first quarter of 2021 oil prices rallied sharply on optimism that demand would rebound even as OPEC+ countries kept a tight rein on additional supplies. The energy sector advanced 23.2% with West Texas Intermediate crude oil returning over 24% in the second quarter of 2021 as increasing global oil demand combined with high vaccination rollouts boosted mobility, lifting oil prices to a multi-year high. Demand for fuel picked up as high temperature drove up the need for power in the northern hemisphere for air conditioning. In the first half of 2021, Energy Sector was the best performing sector in the S&P 500 outperforming the S&P 500 index by nearly 30%.
The Fund used S&P 500 Energy Sector futures in order to equitize cash and receivables during the Reporting Period. The Fund’s use of S&P 500 Energy Sector futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Ovintiv Inc, Devon Energy Corporation, and Antero Resources Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Gevo, Inc., Clean Energy Fuels Corp., and Noble Energy, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR S&P Oil & Gas Exploration & Production ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index
ONE YEAR	89.34%	89.22%	89.91%	89.34%	89.22%	89.91%
FIVE YEARS	(25.31)%	(25.31)%	(24.46)%	(5.67)%	(5.67)%	(5.46)%
TEN YEARS	(53.09)%	(53.13)%	(52.62)%	(7.29)%	(7.30)%	(7.20)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR S&P Oil & Gas Exploration & Production ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Callon Petroleum Co.	3.0%
SM Energy Co.	2.9
Occidental Petroleum Corp.	2.8
Diamondback Energy, Inc.	2.8
Continental Resources, Inc.	2.8
Antero Resources Corp.	2.7
ConocoPhillips	2.6
Exxon Mobil Corp.	2.6
Cimarex Energy Co.	2.6
Marathon Oil Corp.	2.6
TOTAL	27.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Oil & Gas Exploration & Production	67.6%
Oil & Gas Refining & Marketing	24.4
Integrated Oil & Gas	7.9
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Regional Banking ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Regional Banking ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the regional banking segment of the U.S. banking industry. The Fund’s benchmark is the S&P Regional Banks Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 75.38%, and the Index was 76.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
Regional banks stocks started off in negative territory in the third quarter of 2020. This decline was caused by concerns of slowing economic recovery and increasing volatility ahead of the U.S. presidential election. Federal Reserve’s forecasts of low interest rates also weighed on the industry. The second quarter of the Reporting Period brought a reversion to the sentiments of the first quarter with a bounce back and returns over 46%. This was thanks, in part, to hopes of economic recovery and higher interest rates following the distribution of COVID-19 vaccines and the Fed’s new guidance giving banks the go-ahead for limited dividends and share repurchases, starting at the beginning of 2021. Regional banks were also able to release reserves that had previously been set aside for bad loans. This rally continued until June of 2021, when, once again, sentiment surrounding interest rates negatively impacted regional bank stocks. Falling interest rates hurt earnings outlook and reduced margins.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were CIT Group Inc., Fifth Third Bancorp and SVB Financial Group. The top negative contributors to the Fund’s performance during the Reporting Period were CBTX Inc., Iberiabank Corp and Independent Bank Corp..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR S&P Regional Banking ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index(2)	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index(2)
ONE YEAR	75.38%	75.47%	76.13%	75.38%	75.47%	76.13%
FIVE YEARS	90.66%	90.63%	93.87%	13.78%	13.77%	14.16%
TEN YEARS(1)	215.61%	215.61%	227.27%	12.18%	12.18%	12.59%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective October 24, 2011, the Fund changed its benchmark index from the KBW Regional Banking Index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2011 through October 23, 2011 and the S&P Regional Banks Select Industry Index from October 24, 2011 through June 30, 2021.
The total expense ratio for SPDR S& P Regional Banking ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR S&P Regional Banking ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Silvergate Capital Corp. Class A	2.0%
PNC Financial Services Group, Inc.	1.7
East West Bancorp, Inc.	1.7
Pinnacle Financial Partners, Inc.	1.7
Huntington Bancshares, Inc.	1.6
SVB Financial Group	1.6
Signature Bank	1.6
First Republic Bank	1.6
CIT Group, Inc.	1.6
First Citizens BancShares, Inc. Class A	1.6
TOTAL	16.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

		% of Net Assets
	Regional Banks	99.8%
	Data Processing & Outsourced Services	0.0*
	Short-Term Investments	0.1
	Other Assets in Excess of Liabilities	0.1
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 99.8%
AAR Corp. (a)	769,884	$ 29,833,005
Aerojet Rocketdyne Holdings, Inc.	1,080,718	52,187,872
AeroVironment, Inc. (a)	466,319	46,701,848
Astronics Corp. (a)	448,234	7,848,577
Axon Enterprise, Inc. (a)	339,852	60,085,834
Boeing Co. (a)	216,379	51,835,753
BWX Technologies, Inc.	835,384	48,552,518
Curtiss-Wright Corp.	416,489	49,462,234
Ducommun, Inc. (a)	139,501	7,611,175
General Dynamics Corp.	279,421	52,603,797
HEICO Corp.	373,283	52,043,116
Hexcel Corp. (a) (b)	864,261	53,929,886
Howmet Aerospace, Inc. (a)	1,512,761	52,144,872
Huntington Ingalls Industries, Inc.	242,110	51,024,683
Kaman Corp. (b)	331,096	16,687,238
Kratos Defense & Security Solutions, Inc. (a) (b)	2,042,228	58,183,076
L3Harris Technologies, Inc.	239,616	51,792,998
Lockheed Martin Corp.	138,002	52,213,057
Maxar Technologies, Inc.	1,480,531	59,102,798
Mercury Systems, Inc. (a)	798,841	52,947,181
Moog, Inc. Class A	248,462	20,885,716
National Presto Industries, Inc.	60,032	6,102,253
Northrop Grumman Corp.	142,661	51,847,287
PAE, Inc. (a) (b)	1,146,121	10,200,477
Parsons Corp. (a) (b)	1,175,457	46,265,988
Raytheon Technologies Corp.	602,482	51,397,739
Spirit AeroSystems Holdings, Inc. Class A	1,052,654	49,674,742
Teledyne Technologies, Inc. (a)	126,171	52,844,200
Textron, Inc.	782,486	53,811,562
TransDigm Group, Inc. (a)	80,833	52,322,393
Triumph Group, Inc. (a)	1,801,881	37,389,031
Vectrus, Inc. (a)	142,911	6,801,134
Virgin Galactic Holdings, Inc. (a) (b)	1,524,398	70,122,308
TOTAL COMMON STOCKS (Cost $1,297,900,029)		1,416,456,348
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	2,353,875	2,354,581
See accompanying notes to financial statements.
17

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	2,610,218	$ 2,610,218
TOTAL SHORT-TERM INVESTMENTS (Cost $4,964,799)		4,964,799
TOTAL INVESTMENTS — 100.2% (Cost $1,302,864,828)		1,421,421,147
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,704,837)
NET ASSETS — 100.0%		$ 1,418,716,310
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,416,456,348	$—	$—	$1,416,456,348
Short-Term Investments	4,964,799	—	—	4,964,799
TOTAL INVESTMENTS	$1,421,421,147	$—	$—	$1,421,421,147
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
Maxar Technologies, Inc.	3,087,370	$ 55,449,165	$ 33,986,723	$ 73,330,172	$26,708,826	$ —*	—	$ —*	$ 64,944
State Street Institutional Liquid Reserves Fund, Premier Class	1,116,770	1,117,216	76,453,949	75,216,399	153	(338)	2,353,875	2,354,581	1,303
State Street Navigator Securities Lending Portfolio II	65,944,134	65,944,134	645,684,502	709,018,418	—	—	2,610,218	2,610,218	1,188,999
Total		$122,510,515	$756,125,174	$857,564,989	$26,708,979	$(338)		$4,964,799	$1,255,246

See accompanying notes to financial statements.
18

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2021.
*	As of June 30, 2021, no longer an affiliate.
See accompanying notes to financial statements.
19

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 2.7%
Bank of New York Mellon Corp.	882,028	$ 45,186,295
Northern Trust Corp.	378,134	43,719,853
		88,906,148
DIVERSIFIED BANKS — 6.4%
Bank of America Corp.	1,062,142	43,792,115
Citigroup, Inc.	581,394	41,133,625
JPMorgan Chase & Co.	277,406	43,147,729
US Bancorp	751,791	42,829,533
Wells Fargo & Co.	973,361	44,083,520
		214,986,522
OTHER DIVERSIFIED FINANCIAL SERVICES — 2.5%
Equitable Holdings, Inc.	1,426,917	43,449,623
Voya Financial, Inc. (a)	683,579	42,040,108
		85,489,731
REGIONAL BANKS — 74.5%
Ameris Bancorp	732,167	37,069,615
Associated Banc-Corp.	1,994,706	40,851,579
Atlantic Union Bankshares Corp.	368,877	13,360,725
BancorpSouth Bank (a)	1,155,714	32,741,378
Bank of Hawaii Corp. (a)	369,463	31,116,174
Bank OZK	1,039,579	43,828,651
BankUnited, Inc.	918,479	39,209,868
Banner Corp.	269,092	14,587,477
BOK Financial Corp. (a)	332,545	28,798,397
Cadence BanCorp	1,610,176	33,620,475
Cathay General Bancorp	561,187	22,088,320
CIT Group, Inc.	840,450	43,358,815
Citizens Financial Group, Inc.	929,172	42,621,120
Columbia Banking System, Inc.	541,923	20,896,551
Comerica, Inc.	602,540	42,985,204
Commerce Bancshares, Inc.	591,055	44,069,061
Community Bank System, Inc.	341,294	25,818,891
Cullen/Frost Bankers, Inc.	382,407	42,829,584
CVB Financial Corp.	803,242	16,538,753
East West Bancorp, Inc.	616,987	44,231,798
Eastern Bankshares, Inc.	1,340,200	27,567,914
Fifth Third Bancorp	1,095,954	41,898,321
First BanCorp	2,940,881	35,055,302
See accompanying notes to financial statements.
20

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
First Citizens BancShares, Inc. Class A	51,878	$ 43,200,886
First Financial Bancorp (a)	550,478	13,007,795
First Financial Bankshares, Inc. (a)	791,907	38,906,391
First Hawaiian, Inc. (a)	1,064,996	30,181,987
First Horizon Corp.	2,429,600	41,983,488
First Merchants Corp.	285,043	11,877,742
First Midwest Bancorp, Inc.	1,110,636	22,023,912
First Republic Bank	233,088	43,627,081
FNB Corp. (a)	3,412,259	42,073,153
Fulton Financial Corp.	1,416,302	22,349,246
Glacier Bancorp, Inc.	659,779	36,340,627
Hancock Whitney Corp.	666,075	29,600,373
Hilltop Holdings, Inc. (a)	910,794	33,152,902
Home BancShares, Inc.	970,185	23,944,166
Hope Bancorp, Inc.	1,277,044	18,108,484
Huntington Bancshares, Inc.	3,072,676	43,847,086
Independent Bank Corp.	284,171	21,454,910
Independent Bank Group, Inc.	276,433	20,450,513
Investors Bancorp, Inc. (a)	3,028,668	43,188,806
KeyCorp.	2,026,483	41,846,874
M&T Bank Corp.	286,636	41,651,077
Old National Bancorp	1,208,435	21,280,540
Pacific Premier Bancorp, Inc.	572,142	24,195,885
PacWest Bancorp	1,018,166	41,907,713
People's United Financial, Inc.	2,430,944	41,666,380
Pinnacle Financial Partners, Inc.	499,171	44,071,808
PNC Financial Services Group, Inc.	234,995	44,827,646
Popular, Inc.	560,135	42,038,132
Prosperity Bancshares, Inc.	592,863	42,567,563
Regions Financial Corp.	2,066,046	41,692,808
Renasant Corp. (a)	382,494	15,299,760
Signature Bank	179,037	43,980,439
Silvergate Capital Corp. Class A (b)	461,434	52,289,701
Simmons First National Corp. Class A	757,440	22,223,290
South State Corp.	515,543	42,150,796
Sterling Bancorp	1,708,745	42,359,789
SVB Financial Group (b)	79,089	44,007,492
Synovus Financial Corp.	930,585	40,834,070
Texas Capital Bancshares, Inc. (b)	652,774	41,444,621
Truist Financial Corp.	766,686	42,551,073
Trustmark Corp.	342,315	10,543,302
UMB Financial Corp.	320,327	29,809,631
See accompanying notes to financial statements.
21

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Umpqua Holdings Corp.	2,330,111	$ 42,990,548
United Bankshares, Inc.	729,833	26,638,904
United Community Banks, Inc.	597,261	19,118,325
Valley National Bancorp	3,164,476	42,498,913
Webster Financial Corp. (a)	778,666	41,534,044
Western Alliance Bancorp	457,333	42,463,369
Wintrust Financial Corp.	550,434	41,629,323
Zions Bancorp NA	804,434	42,522,381
		2,499,099,718
THRIFTS & MORTGAGE FINANCE — 13.7%
Axos Financial, Inc. (a) (b)	447,812	20,773,999
Essent Group, Ltd.	933,860	41,977,007
Flagstar Bancorp, Inc.	959,899	40,574,931
MGIC Investment Corp.	3,068,421	41,730,525
Mr Cooper Group, Inc. (b)	1,308,436	43,256,894
New York Community Bancorp, Inc.	3,793,651	41,806,034
NMI Holdings, Inc. Class A (b)	1,114,438	25,052,566
PennyMac Financial Services, Inc.	715,045	44,132,577
Radian Group, Inc.	1,931,379	42,973,183
Rocket Cos., Inc. Class A (a)	2,150,996	41,621,773
Walker & Dunlop, Inc.	263,694	27,524,380
Washington Federal, Inc.	856,086	27,206,413
WSFS Financial Corp.	475,956	22,174,790
		460,805,072
TOTAL COMMON STOCKS (Cost $3,316,124,433)		3,349,287,191
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	1,773,419	1,773,951
State Street Navigator Securities Lending Portfolio II (e) (f)	33,030,723	33,030,723
TOTAL SHORT-TERM INVESTMENTS (Cost $34,804,587)		34,804,674
TOTAL INVESTMENTS — 100.8% (Cost $3,350,929,020)		3,384,091,865
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(28,409,334)
NET ASSETS — 100.0%		$ 3,355,682,531

See accompanying notes to financial statements.
22

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,349,287,191	$—	$—	$3,349,287,191
Short-Term Investments	34,804,674	—	—	34,804,674
TOTAL INVESTMENTS	$3,384,091,865	$—	$—	$3,384,091,865
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,294,889	$1,295,407	$120,155,356	$ 119,675,800	$(279)	$(733)	1,773,419	$ 1,773,951	$ 3,121
State Street Navigator Securities Lending Portfolio II	812,668	812,668	381,827,386	349,609,331	—	—	33,030,723	33,030,723	1,834,050
Total		$2,108,075	$501,982,742	$469,285,131	$(279)	$(733)		$34,804,674	$1,837,171
See accompanying notes to financial statements.
23

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 38.4%
A.O. Smith Corp.	918,897	$ 66,215,718
Allegion PLC	501,110	69,804,623
Builders FirstSource, Inc. (a)	1,584,554	67,597,074
Carrier Global Corp.	1,507,580	73,268,388
Fortune Brands Home & Security, Inc.	704,178	70,143,171
Johnson Controls International PLC	1,036,710	71,149,407
Lennox International, Inc.	196,801	69,037,791
Masco Corp.	1,182,966	69,688,527
Owens Corning	697,528	68,287,991
Trane Technologies PLC	375,253	69,099,087
Trex Co., Inc. (a)	572,361	58,501,018
		752,792,795
HOME FURNISHINGS — 7.0%
Mohawk Industries, Inc. (a)	359,864	69,162,262
Tempur Sealy International, Inc.	1,760,451	68,992,075
		138,154,337
HOME IMPROVEMENT RETAIL — 11.1%
Floor & Decor Holdings, Inc. Class A (a)	709,519	74,996,158
Home Depot, Inc.	223,654	71,321,024
Lowe's Cos., Inc.	364,213	70,646,396
		216,963,578
HOMEBUILDING — 33.2%
Cavco Industries, Inc. (a)	38,313	8,512,765
Century Communities, Inc.	434,091	28,884,415
D.R. Horton, Inc.	783,232	70,780,676
Green Brick Partners, Inc. (a)	762,028	17,328,517
Installed Building Products, Inc.	199,626	24,426,237
Lennar Corp. Class A	749,413	74,454,182
LGI Homes, Inc. (a)	271,759	44,008,652
M/I Homes, Inc. (a)	221,750	13,010,073
MDC Holdings, Inc.	520,259	26,325,105
NVR, Inc. (a)	14,883	74,017,624
PulteGroup, Inc.	1,278,986	69,794,266
Skyline Champion Corp. (a)	306,614	16,342,526
Taylor Morrison Home Corp. (a)	1,053,676	27,838,120
Toll Brothers, Inc.	1,175,231	67,940,104
TopBuild Corp. (a)	315,275	62,355,090
See accompanying notes to financial statements.
24

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Tri Pointe Homes, Inc. (a)	1,166,025	$ 24,987,916
		651,006,268
HOMEFURNISHING RETAIL — 6.8%
RH (a) (b)	101,825	69,139,175
Williams-Sonoma, Inc.	409,388	65,358,794
		134,497,969
HOUSEHOLD APPLIANCES — 3.4%
Whirlpool Corp.	307,576	67,057,719
TOTAL COMMON STOCKS (Cost $1,898,260,153)		1,960,472,666
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	1,448,750	1,449,184
State Street Navigator Securities Lending Portfolio II (e) (f)	34,448,563	34,448,563
TOTAL SHORT-TERM INVESTMENTS (Cost $35,897,485)		35,897,747
TOTAL INVESTMENTS — 101.7% (Cost $1,934,157,638)		1,996,370,413
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(33,888,973)
NET ASSETS — 100.0%		$ 1,962,481,440
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
25

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,960,472,666	$—	$—	$1,960,472,666
Short-Term Investments	35,897,747	—	—	35,897,747
TOTAL INVESTMENTS	$1,996,370,413	$—	$—	$1,996,370,413
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	275,022	$275,132	$ 32,453,828	$ 31,279,614	$(143)	$(19)	1,448,750	$ 1,449,184	$1,459
State Street Navigator Securities Lending Portfolio II	—	—	154,047,916	119,599,353	—	—	34,448,563	34,448,563	5,495
Total		$275,132	$186,501,744	$150,878,967	$(143)	$(19)		$35,897,747	$6,954
See accompanying notes to financial statements.
26

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 7.9%
Chevron Corp.	979,967	$ 102,641,744
Exxon Mobil Corp.	1,700,916	107,293,781
Occidental Petroleum Corp.	3,732,742	116,722,842
		326,658,367
OIL & GAS EXPLORATION & PRODUCTION — 67.6%
Antero Resources Corp. (a)	7,499,824	112,722,355
APA Corp.	4,672,957	101,076,060
Bonanza Creek Energy, Inc. (b)	583,852	27,481,914
Brigham Minerals, Inc. Class A (b)	531,318	11,311,760
Cabot Oil & Gas Corp.	6,119,706	106,850,067
Callon Petroleum Co. (a) (b)	2,159,848	124,601,631
Centennial Resource Development, Inc. Class A (a) (b)	10,861,976	73,644,197
Cimarex Energy Co.	1,477,984	107,079,941
CNX Resources Corp. (a)	4,940,656	67,489,361
ConocoPhillips	1,763,418	107,392,156
Contango Oil & Gas Co. (a) (b)	1,500,274	6,481,184
Continental Resources, Inc. (b)	2,976,236	113,186,255
Denbury, Inc. (a)	1,145,741	87,969,994
Devon Energy Corp.	3,610,368	105,386,642
Diamondback Energy, Inc.	1,211,711	113,767,546
EOG Resources, Inc.	1,237,642	103,268,848
EQT Corp. (a) (b)	4,593,806	102,258,121
Hess Corp.	1,179,213	102,968,879
Kosmos Energy, Ltd. (a)	11,466,502	39,674,097
Laredo Petroleum, Inc. (a)	622,994	57,807,613
Magnolia Oil & Gas Corp. Class A (a) (b)	2,416,049	37,762,846
Marathon Oil Corp.	7,856,427	107,004,536
Matador Resources Co. (b)	2,640,803	95,095,316
Murphy Oil Corp. (b)	4,294,724	99,981,175
Northern Oil and Gas, Inc.	1,363,030	28,310,133
Oasis Petroleum, Inc.	343,562	34,545,159
Ovintiv, Inc.	3,366,761	105,951,969
PDC Energy, Inc.	1,387,446	63,531,152
Pioneer Natural Resources Co.	649,171	105,503,271
Range Resources Corp. (a) (b)	6,241,737	104,611,512
SM Energy Co.	4,864,133	119,803,596
Southwestern Energy Co. (a) (b)	18,519,729	105,006,863
Talos Energy, Inc. (a)	806,084	12,607,154
Tellurian, Inc. (a) (b)	8,890,204	41,339,449
See accompanying notes to financial statements.
27

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Whiting Petroleum Corp. (a)	1,012,932	$ 55,255,440
		2,788,728,192
OIL & GAS REFINING & MARKETING — 24.4%
Alto Ingredients, Inc. (a) (b) (c)	5,797,341	35,421,753
Clean Energy Fuels Corp. (a) (b)	9,791,511	99,383,837
CVR Energy, Inc. (b)	1,361,275	24,448,499
Delek US Holdings, Inc. (b)	1,544,128	33,384,047
Gevo, Inc. (a) (b) (c)	12,649,281	91,960,273
Green Plains, Inc. (b)	1,732,931	58,261,140
HollyFrontier Corp.	3,047,466	100,261,631
Marathon Petroleum Corp.	1,673,812	101,131,721
New Fortress Energy, Inc. (b)	991,618	37,562,490
Par Pacific Holdings, Inc. (a)	769,338	12,940,265
PBF Energy, Inc. Class A (a)	5,489,279	83,985,969
Phillips 66	1,162,450	99,761,459
Renewable Energy Group, Inc. (a) (b)	1,582,858	98,675,368
REX American Resources Corp. (a)	38,411	3,463,904
Valero Energy Corp.	1,300,850	101,570,368
World Fuel Services Corp.	745,622	23,658,586
		1,005,871,310
TOTAL COMMON STOCKS (Cost $3,798,895,505)		4,121,257,869
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	4,902,650	4,904,121
State Street Navigator Securities Lending Portfolio II (f) (g)	84,803,749	84,803,749
TOTAL SHORT-TERM INVESTMENTS (Cost $89,707,870)		89,707,870
TOTAL INVESTMENTS — 102.1% (Cost $3,888,603,375)		4,210,965,739
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(84,972,476)
NET ASSETS — 100.0%		$ 4,125,993,263
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
28

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Sector Index (long)	82	09/17/2021	$4,670,330	$4,586,260	$(84,070)
During the period ended June 30, 2021, average notional value related to futures contracts was $5,862,568.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,121,257,869	$—	$—	$4,121,257,869
Short-Term Investments	89,707,870	—	—	89,707,870
TOTAL INVESTMENTS	$4,210,965,739	$—	$—	$4,210,965,739
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(84,070)	—	—	(84,070)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (84,070)	$—	$—	$ (84,070)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
29

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
Alto Ingredients, Inc.	—	$ —	$ 91,760,580	$ 51,995,030	$ (3,285,782)	$ (1,058,015)	5,797,341	$ 35,421,753	$ —
Callon Petroleum Co.	—	—	175,186,779	99,973,728	10,004,204	—*	—	—*	—
Gevo, Inc.	—	—	188,011,153	61,151,337	(4,068,205)	(30,831,338)	12,649,281	91,960,273	—
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	99,535,977	94,630,598	(1,258)	—	4,902,650	4,904,121	2,860
State Street Navigator Securities Lending Portfolio II	36,352,782	36,352,782	970,377,349	921,926,382	—	—	84,803,749	84,803,749	354,423
Tellurian, Inc.	—	—	89,864,909	78,056,686	13,443,940	—*	—	—*	—
Total		$36,352,782	$1,614,736,747	$1,307,733,761	$16,092,899	$(31,889,353)		$217,089,896	$357,283
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2021.
*	As of June 30, 2021, no longer an affiliate.
See accompanying notes to financial statements.
30

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
DATA PROCESSING & OUTSOURCED SERVICES — 0.0% (a)
BM Technologies, Inc. (b)	21,491	$ 267,348
REGIONAL BANKS — 99.8%
1st Source Corp.	160,886	7,474,764
Allegiance Bancshares, Inc.	129,004	4,958,914
Ameris Bancorp	1,109,909	56,194,693
Associated Banc-Corp.	3,545,373	72,609,239
Atlantic Union Bankshares Corp.	559,220	20,254,948
Banc of California, Inc.	634,050	11,121,237
BancFirst Corp.	206,144	12,869,570
Bancorp, Inc. (b)	1,034,939	23,813,946
BancorpSouth Bank	1,752,060	49,635,860
Bank of Hawaii Corp.	560,159	47,176,591
Bank OZK	1,744,868	73,563,635
BankUnited, Inc.	1,392,372	59,440,361
Banner Corp.	407,915	22,113,072
Berkshire Hills Bancorp, Inc.	635,703	17,424,619
BOK Financial Corp.	504,103	43,655,320
Boston Private Financial Holdings, Inc.	1,731,608	25,541,218
Brookline Bancorp, Inc.	674,363	10,081,727
Bryn Mawr Bank Corp.	242,992	10,251,832
Cadence BanCorp	2,441,036	50,968,832
Camden National Corp.	97,717	4,666,964
Cathay General Bancorp	850,751	33,485,559
Central Pacific Financial Corp.	390,115	10,166,397
CIT Group, Inc.	1,597,726	82,426,684
Citizens Financial Group, Inc.	1,766,642	81,035,869
City Holding Co.	141,948	10,680,168
Columbia Banking System, Inc.	821,432	31,674,418
Comerica, Inc.	1,139,985	81,326,530
Commerce Bancshares, Inc.	950,769	70,889,337
Community Bank System, Inc.	517,397	39,141,083
ConnectOne Bancorp, Inc.	332,877	8,711,391
Cullen/Frost Bankers, Inc.	726,972	81,420,864
Customers Bancorp, Inc. (b)	502,978	19,611,112
CVB Financial Corp.	1,217,729	25,073,040
Dime Community Bancshares, Inc.	1	34
Eagle Bancorp, Inc.	314,795	17,653,704
East West Bancorp, Inc.	1,172,989	84,091,581
Eastern Bankshares, Inc.	2,031,794	41,794,003
Enterprise Financial Services Corp.	361,593	16,774,299
See accompanying notes to financial statements.
31

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
FB Financial Corp.	314,687	$ 11,744,119
Fifth Third Bancorp	2,073,324	79,263,177
First BanCorp	4,458,240	53,142,221
First BanCorp	223,415	9,139,908
First Busey Corp.	368,334	9,083,116
First Citizens BancShares, Inc. Class A	98,623	82,127,317
First Commonwealth Financial Corp.	1,027,946	14,463,200
First Financial Bancorp	834,514	19,719,566
First Financial Bankshares, Inc.	1,200,445	58,977,863
First Financial Corp.	113,043	4,614,415
First Foundation, Inc.	397,748	8,953,307
First Hawaiian, Inc.	1,614,478	45,754,307
First Horizon Corp.	4,619,534	79,825,548
First Interstate BancSystem, Inc. Class A	428,160	17,909,933
First Merchants Corp.	432,139	18,007,232
First Midwest Bancorp, Inc.	1,683,745	33,388,663
First Republic Bank	443,128	82,940,268
Flushing Financial Corp.	313,573	6,719,869
FNB Corp.	5,199,046	64,104,237
Fulton Financial Corp.	2,147,073	33,880,812
Glacier Bancorp, Inc.	1,000,174	55,089,584
Great Western Bancorp, Inc.	848,245	27,813,954
Hancock Whitney Corp.	1,009,841	44,877,334
Hanmi Financial Corp.	430,056	8,196,867
HarborOne Bancorp, Inc.	532,278	7,632,867
Heartland Financial USA, Inc.	362,521	17,034,862
Heritage Commerce Corp.	587,890	6,543,216
Heritage Financial Corp.	249,116	6,232,882
Hilltop Holdings, Inc.	1,380,756	50,259,518
Home BancShares, Inc.	1,470,786	36,298,998
Hope Bancorp, Inc.	1,935,992	27,452,367
Huntington Bancshares, Inc.	5,842,164	83,367,680
Independent Bank Corp.	430,826	32,527,363
Independent Bank Corp.	249,621	5,419,272
Independent Bank Group, Inc.	419,085	31,003,908
International Bancshares Corp.	447,391	19,210,970
Investors Bancorp, Inc.	5,492,073	78,316,961
KeyCorp.	3,853,146	79,567,465
Lakeland Bancorp, Inc.	359,840	6,290,003
Lakeland Financial Corp.	258,910	15,959,212
Live Oak Bancshares, Inc.	863,880	50,968,920
M&T Bank Corp.	544,848	79,171,863
See accompanying notes to financial statements.
32

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Midland States Bancorp, Inc.	203,801	$ 5,353,852
National Bank Holdings Corp. Class A	388,172	14,649,611
NBT Bancorp, Inc.	359,999	12,949,164
Nicolet Bankshares, Inc. (b)	88,822	6,247,739
OceanFirst Financial Corp.	753,466	15,702,231
OFG Bancorp	667,820	14,772,178
Old National Bancorp	1,831,933	32,260,340
Pacific Premier Bancorp, Inc.	867,257	36,676,299
PacWest Bancorp	1,935,682	79,672,671
Park National Corp. (c)	92,823	10,899,277
People's United Financial, Inc.	4,621,908	79,219,503
Pinnacle Financial Partners, Inc.	948,823	83,771,583
PNC Financial Services Group, Inc.	446,754	85,222,793
Popular, Inc.	1,059,704	79,530,785
Preferred Bank	155,880	9,862,528
Prosperity Bancshares, Inc.	921,287	66,148,407
QCR Holdings, Inc.	117,919	5,670,725
Regions Financial Corp.	3,928,480	79,276,726
Renasant Corp.	579,738	23,189,520
S&T Bancorp, Inc.	314,729	9,851,018
Sandy Spring Bancorp, Inc.	400,588	17,677,948
Seacoast Banking Corp. of Florida	526,675	17,985,951
ServisFirst Bancshares, Inc.	440,647	29,955,183
Signature Bank	338,811	83,228,922
Silvergate Capital Corp. Class A (b)	877,074	99,390,026
Simmons First National Corp. Class A	1,148,233	33,689,156
South State Corp.	871,292	71,236,834
Southside Bancshares, Inc.	284,273	10,867,757
Sterling Bancorp	3,248,665	80,534,405
SVB Financial Group (b)	149,785	83,344,868
Synovus Financial Corp.	1,760,465	77,249,204
Texas Capital Bancshares, Inc. (b)	1,241,086	78,796,550
Tompkins Financial Corp.	90,013	6,981,408
TriCo Bancshares	241,464	10,281,537
TriState Capital Holdings, Inc. (b)	261,961	5,341,385
Triumph Bancorp, Inc. (b)	387,789	28,793,333
Truist Financial Corp.	1,457,761	80,905,735
Trustmark Corp.	518,915	15,982,582
UMB Financial Corp.	485,662	45,195,706
Umpqua Holdings Corp.	3,532,446	65,173,629
United Bankshares, Inc.	1,106,453	40,385,534
United Community Banks, Inc.	905,546	28,986,527
See accompanying notes to financial statements.
33

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Univest Financial Corp.	226,479	$ 5,972,251
Valley National Bancorp	5,733,700	77,003,591
Veritex Holdings, Inc.	620,790	21,982,174
Washington Trust Bancorp, Inc.	150,739	7,740,448
Webster Financial Corp.	1,480,389	78,963,949
WesBanco, Inc.	613,758	21,868,198
Westamerica BanCorp	230,841	13,395,703
Western Alliance Bancorp	869,338	80,718,033
Wintrust Financial Corp.	886,722	67,062,785
Zions Bancorp NA	1,529,473	80,847,943
		5,081,234,764
TOTAL COMMON STOCKS (Cost $5,304,625,620)		5,081,502,112
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	3,388,108	3,389,125
State Street Navigator Securities Lending Portfolio II (f) (g)	651,567	651,567
TOTAL SHORT-TERM INVESTMENTS (Cost $4,040,681)		4,040,692
TOTAL INVESTMENTS — 99.9% (Cost $5,308,666,301)		5,085,542,804
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		7,335,998
NET ASSETS — 100.0%		$ 5,092,878,802
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
34

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 5,081,502,112	$—	$—	$ 5,081,502,112
Short-Term Investments	4,040,692	—	—	4,040,692
TOTAL INVESTMENTS	$5,085,542,804	$—	$—	$5,085,542,804
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	503,321	$503,523	$143,886,308	$140,999,674	$(1,043)	$ 11	3,388,108	$3,389,125	$ 3,118
State Street Navigator Securities Lending Portfolio II	—	—	15,754,875	15,103,308	—	—	651,567	651,567	3,791
Total		$503,523	$159,641,183	$156,102,982	$(1,043)	$11		$4,040,692	$6,909
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,416,456,348	$3,349,287,191
Investments in affiliated issuers, at value	4,964,799	34,804,674
Total Investments	1,421,421,147	3,384,091,865
Receivable for fund shares sold	3,307,030	4,279
Dividends receivable — unaffiliated issuers	205,941	5,649,259
Dividends receivable — affiliated issuers	82	206
Securities lending income receivable — unaffiliated issuers	33,312	1,139
Securities lending income receivable — affiliated issuers	76,571	7,129
TOTAL ASSETS	1,425,044,083	3,389,753,877
LIABILITIES
Payable upon return of securities loaned	2,610,218	33,030,723
Payable for investments purchased	3,307,013	—
Advisory fee payable	409,209	1,040,623
Trustees’ fees and expenses payable	1,333	—
TOTAL LIABILITIES	6,327,773	34,071,346
NET ASSETS	$1,418,716,310	$3,355,682,531
NET ASSETS CONSIST OF:
Paid-in Capital	$1,465,509,662	$4,169,938,107
Total distributable earnings (loss)	(46,793,352)	(814,255,576)
NET ASSETS	$1,418,716,310	$3,355,682,531
NET ASSET VALUE PER SHARE
Net asset value per share	$ 132.28	$ 51.31
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,725,000	65,402,118
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,297,900,029	$3,316,124,433
Investments in affiliated issuers	4,964,799	34,804,587
Total cost of investments	$1,302,864,828	$3,350,929,020
* Includes investments in securities on loan, at value	$ 18,941,394	$ 44,535,306
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2021

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,960,472,666	$ 3,993,875,843	$ 5,081,502,112
Investments in affiliated issuers, at value	35,897,747	217,089,896	4,040,692
Total Investments	1,996,370,413	4,210,965,739	5,085,542,804
Net cash at broker	—	468,365	—
Cash	223,809	6,899,900	—
Receivable for fund shares sold	2,355	255	—
Dividends receivable — unaffiliated issuers	891,222	632,745	9,835,153
Dividends receivable — affiliated issuers	107	615	283
Securities lending income receivable — unaffiliated issuers	445	34,487	—
Securities lending income receivable — affiliated issuers	2,670	30,846	84
TOTAL ASSETS	1,997,491,021	4,219,032,952	5,095,378,324
LIABILITIES
Payable upon return of securities loaned	34,448,563	84,803,749	651,567
Payable for investments purchased	—	6,899,900	268,638
Payable for fund shares repurchased	—	—	6,390
Payable to broker – accumulated variation margin on open futures contracts	—	83,804	—
Advisory fee payable	560,620	1,251,693	1,572,927
Trustees’ fees and expenses payable	398	543	—
TOTAL LIABILITIES	35,009,581	93,039,689	2,499,522
NET ASSETS	$1,962,481,440	$ 4,125,993,263	$ 5,092,878,802
NET ASSETS CONSIST OF:
Paid-in Capital	$2,610,424,455	$ 8,267,207,913	$ 6,509,044,383
Total distributable earnings (loss)	(647,943,015)	(4,141,214,650)	(1,416,165,581)
NET ASSETS	$1,962,481,440	$ 4,125,993,263	$ 5,092,878,802
NET ASSET VALUE PER SHARE
Net asset value per share	$ 73.23	$ 96.74	$ 65.50
Shares outstanding (unlimited amount authorized, $0.01 par value)	26,800,016	42,650,000	77,752,585
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,898,260,153	$ 3,639,624,126	$ 5,304,625,620
Investments in affiliated issuers	35,897,485	248,979,249	4,040,681
Total cost of investments	$1,934,157,638	$ 3,888,603,375	$ 5,308,666,301
* Includes investments in securities on loan, at value	$ 33,237,050	$ 327,137,139	$ 633,598
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 12,151,708	$ 74,580,476
Dividend income — affiliated issuers	66,247	3,121
Unaffiliated securities lending income	157,683	262,315
Affiliated securities lending income	1,188,999	1,834,050
Foreign taxes withheld	—	(137,788)
TOTAL INVESTMENT INCOME (LOSS)	13,564,637	76,542,174
EXPENSES
Advisory fee	4,474,883	9,085,863
Trustees’ fees and expenses	20,556	28,551
TOTAL EXPENSES	4,495,439	9,114,414
NET INVESTMENT INCOME (LOSS)	$ 9,069,198	$ 67,427,760
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(83,438,166)	(221,725,645)
Investments — affiliated issuers	26,708,979	(279)
In-kind redemptions — unaffiliated issuers	108,977,776	764,262,595
Net realized gain (loss)	52,248,589	542,536,671
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	445,939,866	585,489,821
Investments — affiliated issuers	(9,353,952)	(733)
Net change in unrealized appreciation/depreciation	436,585,914	585,489,088
NET REALIZED AND UNREALIZED GAIN (LOSS)	488,834,503	1,128,025,759
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$497,903,701	$1,195,453,519
See accompanying notes to financial statements.
38

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2021

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 15,631,370	$ 66,749,063	$ 80,582,843
Dividend income — affiliated issuers	1,459	2,860	3,118
Unaffiliated securities lending income	12,280	235,979	4,487
Affiliated securities lending income	5,495	354,423	3,791
Foreign taxes withheld	—	—	(174,992)
TOTAL INVESTMENT INCOME (LOSS)	15,650,604	67,342,325	80,419,247
EXPENSES
Advisory fee	5,232,560	9,751,912	9,968,681
Trustees’ fees and expenses	17,693	35,193	26,827
TOTAL EXPENSES	5,250,253	9,787,105	9,995,508
NET INVESTMENT INCOME (LOSS)	$ 10,400,351	$ 57,555,220	$ 70,423,739
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(40,952,893)	(805,050,723)	(309,151,284)
Investments — affiliated issuers	(143)	8,507,411	(1,043)
In-kind redemptions — unaffiliated issuers	545,178,963	1,029,520,620	921,009,009
In-kind redemptions — affiliated issuers	—	7,585,488	—
Futures contracts	—	1,682,945	—
Net realized gain (loss)	504,225,927	242,245,741	611,856,682
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	130,969,986	1,581,660,536	328,735,469
Investments — affiliated issuers	(19)	(31,889,353)	11
Futures contracts	—	(84,070)	—
Net change in unrealized appreciation/depreciation	130,969,967	1,549,687,113	328,735,480
NET REALIZED AND UNREALIZED GAIN (LOSS)	635,195,894	1,791,932,854	940,592,162
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$645,596,245	$1,849,488,074	$1,011,015,901
See accompanying notes to financial statements.
39

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 9,069,198	$ 16,997,983
Net realized gain (loss)	52,248,589	4,295,068
Net change in unrealized appreciation/depreciation	436,585,914	(412,580,145)
Net increase (decrease) in net assets resulting from operations	497,903,701	(391,287,094)
Net equalization credits and charges	(216,092)	65,498
Distributions to shareholders	(10,988,452)	(17,565,232)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	489,494,797	2,059,102,487
Cost of shares redeemed	(926,536,789)	(1,831,149,533)
Net income equalization	216,092	(65,498)
Net increase (decrease) in net assets from beneficial interest transactions	(436,825,900)	227,887,456
Net increase (decrease) in net assets during the period	49,873,257	(180,899,372)
Net assets at beginning of period	1,368,843,053	1,549,742,425
NET ASSETS AT END OF PERIOD	$1,418,716,310	$ 1,368,843,053
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,100,000	19,325,000
Shares redeemed	(9,000,000)	(18,600,000)
Net increase (decrease) from share transactions	(4,900,000)	725,000
See accompanying notes to financial statements.
40

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Bank ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 67,427,760	$ 41,784,384
Net realized gain (loss)	542,536,671	(63,023,092)
Net change in unrealized appreciation/depreciation	585,489,088	(360,882,922)
Net increase (decrease) in net assets resulting from operations	1,195,453,519	(382,121,630)
Net equalization credits and charges	852,864	904,802
Distributions to shareholders	(67,946,493)	(40,693,734)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,833,069,959	1,901,996,467
Cost of shares redeemed	(3,911,901,721)	(1,914,580,796)
Net income equalization	(852,864)	(904,802)
Net increase (decrease) in net assets from beneficial interest transactions	920,315,374	(13,489,131)
Net increase (decrease) in net assets during the period	2,048,675,264	(435,399,693)
Net assets at beginning of period	1,307,007,267	1,742,406,960
NET ASSETS AT END OF PERIOD	$ 3,355,682,531	$ 1,307,007,267
SHARES OF BENEFICIAL INTEREST:
Shares sold	108,900,000	51,150,000
Shares redeemed	(84,900,000)	(49,850,000)
Net increase (decrease) from share transactions	24,000,000	1,300,000
See accompanying notes to financial statements.
41

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,400,351	$ 7,165,661
Net realized gain (loss)	504,225,927	(26,926,774)
Net change in unrealized appreciation/depreciation	130,969,967	978,366
Net increase (decrease) in net assets resulting from operations	645,596,245	(18,782,747)
Net equalization credits and charges	(62,047)	422,377
Distributions to shareholders	(10,311,927)	(7,660,770)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,610,610,330	1,993,360,347
Cost of shares redeemed	(3,082,707,241)	(1,826,261,849)
Net income equalization	62,047	(422,377)
Net increase (decrease) in net assets from beneficial interest transactions	527,965,136	166,676,121
Net increase (decrease) in net assets during the period	1,163,187,407	140,654,981
Net assets at beginning of period	799,294,033	658,639,052
NET ASSETS AT END OF PERIOD	$ 1,962,481,440	$ 799,294,033
SHARES OF BENEFICIAL INTEREST:
Shares sold	56,800,000	48,300,000
Shares redeemed	(48,200,000)	(45,900,000)
Net increase (decrease) from share transactions	8,600,000	2,400,000
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 57,555,220	$ 43,443,515
Net realized gain (loss)	242,245,741	(1,250,961,737)
Net change in unrealized appreciation/depreciation	1,549,687,113	(240,772,175)
Net increase (decrease) in net assets resulting from operations	1,849,488,074	(1,448,290,397)
Net equalization credits and charges	(668,841)	729,504
Distributions to shareholders	(57,596,381)	(43,739,102)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	8,815,049,542	11,343,048,664
Cost of shares redeemed	(8,548,874,570)	(9,667,369,819)
Net income equalization	668,841	(729,504)
Net increase (decrease) in net assets from beneficial interest transactions	266,843,813	1,674,949,341
Net increase (decrease) in net assets during the period	2,058,066,665	183,649,346
Net assets at beginning of period	2,067,926,598	1,884,277,252
NET ASSETS AT END OF PERIOD	$ 4,125,993,263	$ 2,067,926,598
SHARES OF BENEFICIAL INTEREST:(a)
Shares sold	130,600,000	172,525,000
Shares redeemed	(127,550,000)	(150,225,000)
Net increase (decrease) from share transactions	3,050,000	22,300,000
(a) After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical share activity presented here has been retroactively adjusted to reflect this split. See Note 11
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 70,423,739	$ 46,184,758
Net realized gain (loss)	611,856,682	(429,705,862)
Net change in unrealized appreciation/depreciation	328,735,480	(168,102,291)
Net increase (decrease) in net assets resulting from operations	1,011,015,901	(551,623,395)
Net equalization credits and charges	3,958,373	3,727,103
Distributions to shareholders	(73,439,026)	(50,338,716)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	12,742,887,843	10,427,562,125
Cost of shares redeemed	(9,795,689,998)	(10,855,095,111)
Net income equalization	(3,958,373)	(3,727,103)
Net increase (decrease) in net assets from beneficial interest transactions	2,943,239,472	(431,260,089)
Net increase (decrease) in net assets during the period	3,884,774,720	(1,029,495,097)
Net assets at beginning of period	1,208,104,082	2,237,599,179
NET ASSETS AT END OF PERIOD	$ 5,092,878,802	$ 1,208,104,082
SHARES OF BENEFICIAL INTEREST:
Shares sold	225,750,000	225,000,000
Shares redeemed	(179,450,000)	(235,350,000)
Net increase (decrease) from share transactions	46,300,000	(10,350,000)
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 87.61	$ 104.01	$ 87.07	$ 70.38	$ 55.85
Income (loss) from investment operations:
Net investment income (loss) (a)	0.77	1.01	0.54	0.57	0.61
Net realized and unrealized gain (loss) (b)	44.88	(16.37)	17.39	16.70	14.41
Total from investment operations	45.65	(15.36)	17.93	17.27	15.02
Net equalization credits and charges (a)	(0.02)	0.00(c)	0.03	0.04	0.21
Voluntary contribution from Custodian	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.96)	(1.04)	(1.02)	(0.62)	(0.70)
Net asset value, end of period	$ 132.28	$ 87.61	$ 104.01	$ 87.07	$ 70.38
Total return (d)	52.23%	(14.83)%	20.75%	24.64%	27.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,418,716	$1,368,843	$1,549,742	$1,279,944	$651,016
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.71%	1.01%	0.58%	0.68%	0.94%
Portfolio turnover rate (e)	26%	28%	22%	32%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 31.57	$ 43.45	$ 47.19	$ 43.58	$ 30.51
Income (loss) from investment operations:
Net investment income (loss) (a)	1.16	1.09	0.90	0.72	0.59
Net realized and unrealized gain (loss) (b)	19.71	(11.95)	(3.62)	3.60	13.05(c)
Total from investment operations	20.87	(10.86)	(2.72)	4.32	13.64
Net equalization credits and charges (a)	0.01	0.02	(0.03)	0.00(d)	0.02
Distributions to shareholders from:
Net investment income	(1.14)	(1.04)	(0.99)	(0.71)	(0.59)
Net asset value, end of period	$ 51.31	$ 31.57	$ 43.45	$ 47.19	$ 43.58
Total return (e)	67.13%	(25.32)%	(5.72)%	9.91%	44.97%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,355,683	$1,307,007	$1,742,407	$3,633,782	$3,270,400
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.60%	2.74%	2.02%	1.54%	1.50%
Portfolio turnover rate (f)	41%	30%	24%	29%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.01 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.02% for the period ended June 30, 2017.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 43.92	$ 41.69	$ 39.56	$ 38.53	$ 33.56
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.43	0.41	0.35	0.27
Net realized and unrealized gain (loss) (b)	29.30	2.20	2.17	1.03	4.97
Total from investment operations	29.73	2.63	2.58	1.38	5.24
Net equalization credits and charges (a)	(0.00)(c)	0.03	(0.03)	(0.00)(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.42)	(0.43)	(0.42)	(0.35)	(0.27)
Net asset value, end of period	$ 73.23	$ 43.92	$ 41.69	$ 39.56	$ 38.53
Total return (d)	67.87%	6.49%	6.59%	3.55%	15.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,962,481	$799,294	$658,639	$828,757	$1,051,857
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.70%	1.01%	1.09%	0.86%	0.76%
Portfolio turnover rate (e)	24%	27%	32%	35%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 52.22	$ 108.92	$ 172.16	$ 127.60	$ 139.16
Income (loss) from investment operations:
Net investment income (loss) (b)	1.37	1.46	1.12	1.08	1.20
Net realized and unrealized gain (loss) (c)	44.56	(56.76)	(63.20)	44.56	(11.64)
Total from investment operations	45.93	(55.30)	(62.08)	45.64	(10.44)
Net equalization credits and charges (b)	(0.02)	0.02	0.00(d)	0.00(d)	0.08
Distributions to shareholders from:
Net investment income	(1.39)	(1.42)	(1.16)	(1.08)	(1.20)
Net asset value, end of period	$ 96.74	$ 52.22	$ 108.92	$ 172.16	$ 127.60
Total return (e)	89.34%	(50.86)%	(36.12)%	35.90%	(7.53)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,125,993	$2,067,927	$1,884,277	$3,107,237	$2,319,165
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.07%	2.13%	0.81%	0.76%	0.81%
Portfolio turnover rate (f)	71%	41%	37%	36%	34%
(a)	After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 38.41	$ 53.53	$ 60.96	$ 54.97	$ 38.45
Income (loss) from investment operations:
Net investment income (loss) (a)	1.44	1.37	1.15	0.93	0.78
Net realized and unrealized gain (loss) (b)	26.99	(15.21)	(7.32)	5.91	16.48
Total from investment operations	28.43	(13.84)	(6.17)	6.84	17.26
Net equalization credits and charges (a)	0.08	0.11	(0.06)	0.05	0.04
Distributions to shareholders from:
Net investment income	(1.42)	(1.39)	(1.20)	(0.90)	(0.78)
Net asset value, end of period	$ 65.50	$ 38.41	$ 53.53	$ 60.96	$ 54.97
Total return (c)	75.38%	(25.96)%	(10.15)%	12.56%	45.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,092,879	$1,208,104	$2,237,599	$5,404,393	$3,850,902
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.47%	2.79%	2.03%	1.56%	1.54%
Portfolio turnover rate (d)	50%	35%	27%	33%	52%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
50

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
51

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available,
52

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

For the year ended June 30, 2021, the SPDR S&P Oil & Gas Exploration & Production ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	$—	$—	$—	$(83,804)	$—	$(83,804)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	$—	$—	$—	$1,682,945	$—	$1,682,945
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	$—	$—	$—	$(84,070)	$—	$(84,070)
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Aerospace & Defense ETF	0.35%
SPDR S&P Bank ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
57

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR S&P Aerospace & Defense ETF	$ 326,924,958	$ 330,930,659
SPDR S&P Bank ETF	1,041,183,017	1,043,261,652
SPDR S&P Homebuilders ETF	359,097,138	359,539,437
SPDR S&P Oil & Gas Exploration & Production ETF	1,950,593,803	1,950,506,885
SPDR S&P Regional Banking ETF	1,420,513,437	1,438,547,696
For the year ended June 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Aerospace & Defense ETF	$ 474,818,900	$ 908,416,358	$ 108,977,776
SPDR S&P Bank ETF	4,378,111,756	3,456,870,206	764,262,595
SPDR S&P Homebuilders ETF	3,107,018,116	2,579,779,938	545,178,963
SPDR S&P Oil & Gas Exploration & Production ETF	7,060,921,869	6,796,948,387	1,037,106,108
SPDR S&P Regional Banking ETF	10,053,965,833	7,098,938,159	921,009,009
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
58

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, distributions in excess of earnings and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Aerospace & Defense ETF	$10,988,452	$—	$10,988,452
SPDR S&P Bank ETF	67,946,493	—	67,946,493
SPDR S&P Homebuilders ETF	10,311,927	—	10,311,927
SPDR S&P Oil & Gas Exploration & Production ETF	57,596,381	—	57,596,381
SPDR S&P Regional Banking ETF	73,439,026	—	73,439,026
59

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Aerospace & Defense ETF	$ 17,565,232	$ —	$ 17,565,232
SPDR S&P Bank ETF	40,693,734	—	40,693,734
SPDR S&P Homebuilders ETF	7,660,770	—	7,660,770
SPDR S&P Oil & Gas Exploration & Production ETF	43,739,102	—	43,739,102
SPDR S&P Regional Banking ETF	50,338,716	—	50,338,716
At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR S&P Aerospace & Defense ETF	$ —	$ (160,028,787)	$—	$ 113,235,435	$ (46,793,352)
SPDR S&P Bank ETF	2,777,606	(846,617,607)	—	29,584,425	(814,255,576)
SPDR S&P Homebuilders ETF	1,029,243	(711,118,027)	—	62,145,769	(647,943,015)
SPDR S&P Oil & Gas Exploration & Production ETF	—	(4,458,921,234)	—	317,706,584	(4,141,214,650)
SPDR S&P Regional Banking ETF	—	(1,184,656,344)	—	(231,509,237)	(1,416,165,581)
As of June 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P Aerospace & Defense ETF	$ 88,393,676	$ 71,635,111
SPDR S&P Bank ETF	313,509,988	533,107,619
SPDR S&P Homebuilders ETF	395,688,108	315,429,919
SPDR S&P Oil & Gas Exploration & Production ETF	1,914,811,637	2,544,109,597
SPDR S&P Regional Banking ETF	488,061,650	696,594,694
60

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Aerospace & Defense ETF	$1,308,185,712	$177,631,423	$ 64,395,988	$ 113,235,435
SPDR S&P Bank ETF	3,354,507,440	110,876,027	81,291,602	29,584,425
SPDR S&P Homebuilders ETF	1,934,224,644	78,088,866	15,943,097	62,145,769
SPDR S&P Oil & Gas Exploration & Production ETF	3,893,175,085	511,201,426	193,494,842	317,706,584
SPDR S&P Regional Banking ETF	5,317,052,041	20,145,256	251,654,493	(231,509,237)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities.
61

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Aerospace & Defense ETF	$ 18,941,394	$ 2,610,218	$ 16,955,786	$ 19,566,004
SPDR S&P Bank ETF	44,535,306	33,030,723	14,036,353	47,067,076
SPDR S&P Homebuilders ETF	33,237,050	34,448,563	—	34,448,563
SPDR S&P Oil & Gas Exploration & Production ETF	327,137,139	84,803,749	250,953,736	335,757,485
SPDR S&P Regional Banking ETF	633,598	651,567	—	651,567
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Aerospace & Defense ETF	Common Stocks	$ 2,610,218	$—	$—	$—	$ 2,610,218	$ 2,610,218
SPDR S&P Bank ETF	Common Stocks	33,030,723	—	—	—	33,030,723	33,030,723
SPDR S&P Homebuilders ETF	Common Stocks	34,448,563	—	—	—	34,448,563	34,448,563
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	84,803,749	—	—	—	84,803,749	84,803,749
SPDR S&P Regional Banking ETF	Common Stocks	651,567	—	—	—	651,567	651,567
62

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of
63

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Stock Split
The Board authorized a 1-for-4 reverse stock split for the SPDR S&P Oil & Gas Exploration & Production ETF effective after the close of trading on March 30, 2020. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of four, while increasing the NAV of shares outstanding by a factor of four, resulting in no effect to the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
64

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF (collectively referred to as the “Funds”) (five of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR® Series Trust) at June 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose
65

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
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SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
67

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Homebuilders ETF
Annualized Expense Ratio	0.35%	0.35%	0.35%
Actual:
Ending Account Value	$1,160.20	$1,240.90	$1,274.40
Expenses Paid During Period(a)	1.87	1.94	1.97
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,023.10	1,023.10
Expenses Paid During Period(a)	1.76	1.76	1.76
	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
Annualized Expense Ratio	0.35%	0.35%
Actual:
Ending Account Value	$1,667.60	$1,273.50
Expenses Paid During Period(a)	2.31	1.97
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,023.10
Expenses Paid During Period(a)	1.76	1.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
69

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
70

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution
71

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
72

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
73

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
74

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
& Income Fund (Trustee).
75

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
76

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
77

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRTOPINAR

Annual Report
June 30, 2021
SPDR® Series Trust - Equity Funds
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P Kensho Clean Power Index (the "Index") is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Clean Power sector as determined by a classification standard produced by S&P Dow Jones Indices LLC (the "Index Provider"). The Index is designed to capture companies whose products and services are driving innovation behind clean power.
The S&P Kensho Final Frontiers Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Final Frontiers sector as determined by a classification standard produced by S&P Dow Jones Indices LLC (the "Index Provider"). The Index is designed to capture companies whose products and services are driving innovation behind the exploration of deep space and deep sea.
The S&P Kensho Future Security Index (the "Index") is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Future Security sector as determined by a classification standard produced by S&P Dow Jones Indices LLC. In particular, the Index comprises the components of the S&P Kensho Cyber Security Index and the S&P Kensho Smart Borders Index, and the military components of the S&P Kensho Robotics Index, the S&P Kensho Drones Index, the S&P Kensho Space Index, the S&P Kensho Wearables Index and the S&P Kensho Virtual Reality Index as of the Index's annual reconstitution day on the third Friday in June, subject to certain liquidity thresholds.
The S&P Kensho Intelligent Infrastructure Index (the "Index") is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Intelligent Infrastructure sector as determined by a classification standard produced by S&P Dow Jones Indices LLC. The Index is designed to capture companies whose products and services are driving innovation behind intelligent infrastructure.
The S&P Kensho New Economies Composite Index (the "Index") is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide. The Index is designed to capture companies whose products and services are driving innovation and transforming the global economy through the use of existing and emerging technologies, and rapid developments in robotics, automation, artificial intelligence, connectedness and processing power ("New
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
Economies companies"). The Index is comprised of each of the eligible Kensho New Economies Sub-Indexes. Each Kensho Sub-Index is weighted by its Sharpe ratio with an annual reconstitution. There are currently 22 Sub-Indexes in the Composite. Kensho identifies companies in its New Economy Subsectors using its propriety Natural Language Processing "NLP", which leverages their artificial intelligence capabilities to screen regulatory forms for key words and phrases in the appropriate context relevant to the respective new economy sector to find companies for inclusion.
The S&P Kensho Smart Transportation Index (the "Index") is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Smart Transportation sector as determined by a classification standard produced by S&P Dow Jones Indices LLC. The Index is designed to capture companies whose products and services are driving innovation behind smart transportation.
See accompanying notes to financial statements.
2

SPDR S&P Kensho Clean Power ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Clean Power ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Clean Power Index. The Fund’s benchmark is the S&P Kensho Clean Power Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 115.51%, and the Index was 116.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag and fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Clean energy stocks continued to benefit from secular tailwinds increasing the global adoption of renewable energy. Public concern for climate change spurred governments to take noticeable action, with many countries committing to ambitious new environmental policy goals aimed at reducing carbon emissions. During the reporting period, China’s President Xi Jinping pledged to achieve carbon neutrality in the country by 2060 and later announced a plan to reduce the country’s carbon emissions by up to 65% by 2030 (compared with 2005). The plan includes investments in wind and solar capacity. Europe and the U.K. designated a significant proportion of a pandemic recovery package for sustainable and green projects. The E.U. also agreed to tougher climate goals for 2030, thereby increasing the reduction targets of carbon emissions, which could lead to significantly higher investments in renewable energy. In the United States, President Biden rejoined the U.S. in the Paris Agreement on Climate Change, pledged a halving of greenhouse gas emissions for the country by 2030, and invited 40 countries to participate in a virtual Leaders Summit on Climate.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Daqo New Energy Corp Sponsored ADR, Vivint Solar Inc, and Plug Power Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Eos Energy Enterprises, Inc. Class A, ATN International, Inc., and Maxeon Solar Technologies, Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR S&P Kensho Clean Power ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Clean Power Index	Net Asset Value	Market Value	S&P Kensho Clean Power Index
ONE YEAR	115.51%	115.51%	116.09%	115.51%	115.51%	116.09%
SINCE INCEPTION(1)	266.96%	266.98%	268.78%	62.21%	62.21%	62.51%
(1)	For the period October 22, 2018 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Clean Power ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR S&P Kensho Clean Power ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
JinkoSolar Holding Co., Ltd. ADR	3.4%
Enphase Energy, Inc.	3.3
Sunrun, Inc.	3.1
Sunnova Energy International, Inc.	3.1
Shoals Technologies Group, Inc. Class A	3.0
SunPower Corp.	2.9
Maxeon Solar Technologies, Ltd.	2.9
First Solar, Inc.	2.9
SolarEdge Technologies, Inc.	2.9
Canadian Solar, Inc.	2.8
TOTAL	30.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Utilities	34.8%
Industrials	32.3
Information Technology	25.7
Consumer Discretionary	2.8
Energy	2.5
Materials	1.7
Short-Term Investments	8.4
Liabilities in Excess of Other Assets	(8.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P KENSHO FINAL FRONTIERS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Final Frontiers ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Final Frontiers Index. The Fund’s benchmark is the S&P Kensho Final Frontiers Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 42.54%, and the Index was 43.12%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Final Frontiers Index started off the period slowly, achieving single digit positive returns during the first quarter of 2020. In the U.S., election results contributed to the sharp turnaround with gains over 22% during the fourth quarter of 2020. The demand for Artificial Intelligence (A.I.), automation, power processing and the robotics industries continued to grow, especially in the area of space and deep sea explorations. Despite the challenging new environment during the extended COVID-19 pandemic, the Future Security industry carried on with positive returns through the remainder of the period. Companies continued their success in reinventing the process of getting to space and changing the future of satellite technology. Finally, space tourism continued to catch the eye of several billionaires, including SpaceX’s Elon Musk, Amazon’s Jeff Bezos and Virgin Gallactic’s Richard Branson. Their efforts played a large role in creating positive impact on space stocks during the entire period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Virgin Galactic Holdings Inc, Maxar Technologies, Inc., and Honeywell International Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Leidos Holdings, Inc., Mercury Systems, Inc., and Iridium Communications Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR S&P Kensho Final Frontiers ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Final Frontiers Index	Net Asset Value	Market Value	S&P Kensho Final Frontiers Index
ONE YEAR	42.54%	42.47%	43.12%	42.54%	42.47%	43.12%
SINCE INCEPTION(1)	45.41%	45.43%	47.09%	14.95%	14.95%	15.44%
(1)	For the period October 22, 2018 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Final Frontiers ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR S&P Kensho Final Frontiers ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Virgin Galactic Holdings, Inc.	5.0%
Maxar Technologies, Inc.	4.3
Iridium Communications, Inc.	4.0
Hexcel Corp.	3.9
Teledyne Technologies, Inc.	3.9
ORBCOMM, Inc.	3.8
Aerojet Rocketdyne Holdings, Inc.	3.8
L3Harris Technologies, Inc.	3.8
Lockheed Martin Corp.	3.8
Northrop Grumman Corp.	3.8
TOTAL	40.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Industrials	75.4%
Information Technology	12.2
Communication Services	7.8
Materials	2.4
Energy	2.1
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P KENSHO FUTURE SECURITY ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Future Security ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Future Security Index. The Fund’s benchmark is the S&P Kensho Future Security Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 42.50%, and the Index was 42.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The S&P Kensho Future Security Index is designed to measure the performance of companies involved in cyber security and smart borders, including relevant companies from robotics, drones, space, wearables, and virtual reality.The S&P Kensho Future Security Index is designed to measure the performance of companies involved in cyber security and smart borders, including relevant companies from robotics, drones, space, wearables, and virtual reality.The S&P Kensho Future Security Index is designed to measure the performance of companies involved in cyber security and smart borders, including relevant companies from robotics, drones, space, wearables, and virtual reality.The S&P Kensho Future Security Index is designed to measure the performance of companies involved in cyber security and smart borders, including relevant companies from robotics, drones, space, wearables, and virtual reality.The Future Security Index started off the period barely achieving positive performance during the first quarter of 2020. In the U.S., election results contributed to the sharp turnaround with gains over 35% during the fourth quarter of 2020. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. As the Covid-19 crisis continued, the demand for innovative technologies skyrocketed as large corporations continued to feel the threat of spam, malware, ransomware and various other risky social engineering attacks. Although future security needs continued to rise in order to prevent threats to national security, increased legislation involving data privacy rights needed to be complied with as well. The demand for “smart home” security and rapidly increasing reliance on mobile apps continue to bolster performance and earnings for future security industry as a whole.
Despite the challenging new environment, the Future Security industry enjoyed a decent finish to the year as innovation continued to improve in areas of cyber security and advanced border security, as well as military applications like robotics, drones and other virtual technologies.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Maxar Technologies, Inc., Embraer S.A., and CrowdStrike Holdings, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were VirnetX Holding Corporation, Limelight Networks, Inc., and Cognyte Software Ltd..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update
See accompanying notes to financial statements.
9

SPDR S&P KENSHO FUTURE SECURITY ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
10

SPDR S&P Kensho Future Security ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Future Security Index	Net Asset Value	Market Value	S&P Kensho Future Security Index
ONE YEAR	42.50%	41.90%	42.90%	42.50%	41.90%	42.90%
SINCE INCEPTION(1)	79.56%	79.30%	81.43%	18.15%	18.10%	18.50%
(1)	For the period December 26, 2017 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Future Security ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
11

SPDR S&P Kensho Future Security ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Crowdstrike Holdings, Inc. Class A	1.8%
Cloudflare, Inc. Class A	1.8
Varonis Systems, Inc.	1.7
Maxar Technologies, Inc.	1.7
A10 Networks, Inc.	1.6
Zscaler, Inc.	1.6
Rapid7, Inc.	1.6
RADA Electronic Industries, Ltd.	1.6
Kratos Defense & Security Solutions, Inc.	1.6
Fortinet, Inc.	1.6
TOTAL	16.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	54.4%
Industrials	40.9
Health Care	3.0
Communication Services	1.6
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P Kensho Intelligent Structures ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Intelligent Structures ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Intelligent Infrastructure Index. The Fund’s benchmark is the S&P Kensho Intelligent Infrastructure Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 61.22%, and the Index was 61.23%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Led by the United States, economic growth rebounded strongly across the globe in the third quarter of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. The SPDR Kensho Intelligent Structures ETF gained 8.34% during the third quarter.
In the U.S., election results contributed to the Index where it The SPDR Kensho Intelligent Structures ETF gained 30.34% during the fourth quarter of 2020. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. U.S. lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals.
The SPDR Kensho Intelligent Structures ETF gained 7.89% in the first quarter of 2021 with data showing economic recovery gathering pace on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Although manufacturing continued to expand strongly across regions, services growth improved only in the United States (U.S.) and the United Kingdom (U.K.) and lagged in rest of Europe. Emergence of new variants of Coronavirus and a pick-up in inflation caused by cost pressures across supply chains remained key risks to growth momentum. On the fiscal front, the U.S. Congress passed a third major stimulus package in the form of a US$1.9 trillion American Rescue Plan backed by U.S. President Joe Biden. On the monetary policy front, despite markets pricing in higher growth and inflation being at the long end of the curve, the U.S. Fed reiterated its accommodative monetary policy stance and did not expect to raise interest rates in near future.
As global growth recovery broadened in the second quarter of 2021 aided by accelerated vaccine rollout in the United States and Europe and the momentum shifting away from China, The SPDR Kensho Intelligent Structures ETF gained an additional 5.82%. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. On the fiscal front, U.S. President Joe Biden secured an infrastructure package deal worth US$1 trillion, which, however, fell short of the US$2.3 trillion plan proposed in March. On the monetary policy front, although the U.S. Fed reiterated that the rise in inflation is transitory, its tone was more hawkish. The Fed acknowledged discussions around tapering and indicated the possibility of at least two hikes by end-2023 through its “dot plot” projections.
See accompanying notes to financial statements.
13

SPDR S&P Kensho Intelligent Structures ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Bloom Energy Corporation Class A, Carrier Global Corp., and Resideo Technologies, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Orion Energy Systems, Inc., Vivint Smart Home, Inc. Class A, and MicroVision, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR S&P Kensho Intelligent Structures ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Intelligent Infrastructure Index	Net Asset Value	Market Value	S&P Kensho Intelligent Infrastructure Index
ONE YEAR	61.22%	61.27%	61.23%	61.22%	61.27%	61.23%
SINCE INCEPTION(1)	64.77%	64.26%	65.59%	15.29%	15.19%	15.45%
(1)	For the period December 26, 2017 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Intelligent Structures ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR S&P Kensho Intelligent Structures ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
ChargePoint Holdings, Inc.	3.0%
Silicon Laboratories, Inc.	2.8
Energy Recovery, Inc.	2.7
Qorvo, Inc.	2.6
Beam Global	2.6
Bloom Energy Corp. Class A	2.6
Carrier Global Corp.	2.6
Badger Meter, Inc.	2.6
Alarm.com Holdings, Inc.	2.5
Itron, Inc.	2.5
TOTAL	26.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Industrials	51.8%
Information Technology	25.5
Consumer Discretionary	10.2
Communication Services	4.8
Utilities	4.4
Energy	3.1
Short-Term Investments	10.7
Liabilities in Excess of Other Assets	(10.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P Kensho New Economies Composite ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho New Economies Composite ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho New Economies Composite Index. The Fund’s benchmark is the S&P Kensho New Economies Composite Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 81.27%, and the Index was 81.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending contributed to the difference between the Fund’s performance and that of the Index.
Led by the United States, economic growth rebounded strongly across the globe in the third quarter of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. The SPDR Kensho New Economies Composite ETF gained 15.02% during the third quarter.
In the U.S., election results contributed to the Index where it SPDR Kensho New Economies Composite ETF gained 35.12% during the fourth quarter of 2020. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. U.S. lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals.
SPDR Kensho New Economies Composite ETF gained 17.80% in the first quarter of 2021 with data showing economic recovery gathering pace on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Although manufacturing continued to expand strongly across regions, services growth improved only in the United States (U.S.) and the United Kingdom (U.K.) and lagged in rest of Europe. Emergence of new variants of Coronavirus and a pick-up in inflation caused by cost pressures across supply chains remained key risks to growth momentum. On the fiscal front, the U.S. Congress passed a third major stimulus package in the form of a US$1.9 trillion American Rescue Plan backed by U.S. President Joe Biden. On the monetary policy front, despite markets pricing in higher growth and inflation being at the long end of the curve, the U.S. Fed reiterated its accommodative monetary policy stance and did not expect to raise interest rates in near future.
As global growth recovery broadened in the second quarter of 2021 aided by accelerated vaccine rollout in the United States and Europe and the momentum shifting away from China, SPDR Kensho New Economies Composite ETF declined slightly, –0.98%. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. On the fiscal front, U.S. President Joe Biden secured an infrastructure package deal worth US$1 trillion, which, however, fell
See accompanying notes to financial statements.
17

SPDR S&P Kensho New Economies Composite ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
short of the US$2.3 trillion plan proposed in March. On the monetary policy front, although the U.S. Fed reiterated that the rise in inflation is transitory, its tone was more hawkish. The Fed acknowledged discussions around tapering and indicated the possibility of at least two hikes by end-2023 through its “dot plot” projections.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Pacific Biosciences of California, Inc., NIO Inc. Sponsored ADR Class A, and Plug Power Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Garrett Motion Inc, Alteryx, Inc. Class A, and Inovio Pharmaceuticals, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR S&P Kensho New Economies Composite ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho New Economies Composite Index	Net Asset Value	Market Value	S&P Kensho New Economies Composite Index
ONE YEAR	81.27%	81.51%	81.15%	81.27%	81.51%	81.15%
SINCE INCEPTION(1)	126.98%	126.95%	127.40%	35.66%	35.65%	35.75%
(1)	For the period October 22, 2018 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho New Economies Composite ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR S&P Kensho New Economies Composite ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Bruker Corp.	1.7%
Teledyne Technologies, Inc.	1.5
Nano Dimension, Ltd. ADR	1.1
Vuzix Corp.	1.0
3D Systems Corp.	0.9
Leidos Holdings, Inc.	0.8
RADA Electronic Industries, Ltd.	0.8
Pacific Biosciences of California, Inc.	0.8
Elbit Systems, Ltd.	0.7
HyreCar, Inc.	0.7
TOTAL	10.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

		% of Net Assets
	Information Technology	34.2%
	Industrials	23.0
	Health Care	12.6
	Consumer Discretionary	11.9
	Communication Services	7.2
	Financials	7.2
	Utilities	1.9
	Materials	1.0
	Energy	0.8
	Consumer Staples	0.0 *
	Short-Term Investments	8.7
	Liabilities in Excess of Other Assets	(8.5)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR S&P Kensho Smart Mobility ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Smart Mobility ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Smart Transportation Index. The Fund’s benchmark is the S&P Kensho Smart Transportation Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 98.17%, and the Index was 97.43%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending contributed to the difference between the Fund’s performance and that of the Index.
The SPDR Kensho Smart Mobility fund invests in companies with significant involvement in the creation of components for autonomous vehicles, civilian/commercially focused drones, and advanced transport systems.
Economic growth rebounded strongly across the globe in the second half of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. US lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. Consumer demand for automobiles and continued international demand for electronic vehicles supported the Index, which gained 18.66% over the third quarter of 2020 and 45.57% over the last quarter of the year.
During the first half of 2021, the Index continued its advance, with an 11.37% gain in the first quarter of the year. The economic recovery continued, but a global supply chain disruption in raw materials and a shift away from growth stocks into cyclical and value stocks weighed on returns. The index continued to rise, albeit at a slower pace, in the second quarter, with a return of 1.93%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period NIO Inc. Sponsored ADR Class A, Tesla Inc, Plug Power Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Garrett Motion Inc, Kandi Technologies Group, Inc., Intel Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR S&P Kensho Smart Mobility ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Smart Transportation Index	Net Asset Value	Market Value	S&P Kensho Smart Transportation Index
ONE YEAR	98.17%	97.86%	97.43%	98.17%	97.86%	97.43%
SINCE INCEPTION(1)	118.30%	118.46%	117.12%	24.91%	24.94%	24.72%
(1)	For the period December 26, 2017 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Smart Mobility ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR S&P Kensho Smart Mobility ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Li Auto, Inc. ADR	1.9%
NIO, Inc. ADR	1.8
HyreCar, Inc.	1.8
XPeng, Inc. ADR	1.7
Tesla, Inc.	1.7
Ambarella, Inc.	1.6
Lyft, Inc. Class A	1.6
Innoviz Technologies, Ltd.	1.6
Plug Power, Inc.	1.6
Trimble, Inc.	1.5
TOTAL	16.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Consumer Discretionary	40.2%
Industrials	29.1
Information Technology	22.5
Communication Services	5.1
Energy	1.5
Materials	1.0
Financials	0.5
Short-Term Investments	13.6
Liabilities in Excess of Other Assets	(13.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 2.8%
Tesla, Inc. (a)	16,466	$ 11,191,940
CHEMICALS — 1.7%
Huntsman Corp.	258,572	6,857,329
CONSTRUCTION & ENGINEERING — 6.5%
Arcosa, Inc.	160,562	9,431,412
ReneSola, Ltd. ADR (a) (b)	1,087,254	9,894,011
Valmont Industries, Inc.	29,253	6,905,171
		26,230,594
ELECTRIC UTILITIES — 14.4%
ALLETE, Inc.	140,682	9,844,926
Avangrid, Inc. (b)	180,325	9,274,115
Centrais Eletricas Brasileiras SA ADR (b)	760,228	6,575,972
Cia Paranaense de Energia ADR	1,638,203	9,452,429
Enel Americas SA ADR	1,458,303	10,528,948
Enel Chile SA ADR (b)	855,747	2,524,454
NextEra Energy, Inc.	135,676	9,942,337
		58,143,181
ELECTRICAL EQUIPMENT — 22.4%
American Superconductor Corp. (a)	464,907	8,084,733
Array Technologies, Inc. (a)	628,045	9,797,502
Ballard Power Systems, Inc. (a) (b)	542,772	9,835,029
Eos Energy Enterprises, Inc. (a)	523,073	9,394,391
FuelCell Energy, Inc. (a) (b)	872,067	7,761,396
Plug Power, Inc. (a) (b)	303,098	10,362,921
Shoals Technologies Group, Inc. Class A (a)	336,277	11,937,833
Sunrun, Inc. (a) (b)	227,034	12,663,956
TPI Composites, Inc. (a)	211,366	10,234,342
		90,072,103
GAS UTILITIES — 2.2%
New Jersey Resources Corp.	224,486	8,882,911
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 13.6%
AES Corp.	390,015	10,167,691
Atlantica Sustainable Infrastructure PLC	267,464	9,955,010
Azure Power Global, Ltd. (a) (b)	389,247	10,478,529
Ormat Technologies, Inc.	139,935	9,729,681
See accompanying notes to financial statements.
24

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Sunnova Energy International, Inc. (a)	325,856	$ 12,271,737
TransAlta Corp.	202,361	2,019,563
		54,622,211
INDUSTRIAL CONGLOMERATES — 2.4%
General Electric Co.	715,833	9,635,112
MACHINERY — 1.0%
Hyster-Yale Materials Handling, Inc.	57,033	4,162,268
MULTI-UTILITIES — 4.6%
Algonquin Power & Utilities Corp. (b)	621,672	9,250,479
Consolidated Edison, Inc.	127,833	9,168,183
		18,418,662
OIL, GAS & CONSUMABLE FUELS — 2.5%
Enbridge, Inc.	247,190	9,897,488
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 25.3%
Applied Materials, Inc.	52,091	7,417,758
Canadian Solar, Inc. (a) (b)	254,670	11,419,403
Daqo New Energy Corp. ADR (a)	142,997	9,297,665
Enphase Energy, Inc. (a)	71,776	13,180,227
First Solar, Inc. (a)	127,950	11,580,754
JinkoSolar Holding Co., Ltd. ADR (a) (b)	244,236	13,682,101
Maxeon Solar Technologies, Ltd. (a)	547,627	11,735,647
SolarEdge Technologies, Inc. (a)	41,809	11,554,753
SunPower Corp. (a) (b)	402,345	11,756,521
		101,624,829
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Intevac, Inc. (a)	261,588	1,763,103
TOTAL COMMON STOCKS (Cost $411,043,522)		401,501,731
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	334,128	334,229
See accompanying notes to financial statements.
25

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	33,447,164	$ 33,447,164
TOTAL SHORT-TERM INVESTMENTS (Cost $33,781,392)		33,781,393
TOTAL INVESTMENTS — 108.2% (Cost $444,824,914)		435,283,124
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(32,968,324)
NET ASSETS — 100.0%		$ 402,314,800
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$401,501,731	$—	$—	$401,501,731
Short-Term Investments	33,781,393	—	—	33,781,393
TOTAL INVESTMENTS	$435,283,124	$—	$—	$435,283,124
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	43,535	$ 43,553	$ 10,928,765	$ 10,637,746	$(340)	$ (3)	334,128	$ 334,229	$ 252
State Street Navigator Securities Lending Portfolio II	5,160,065	5,160,065	365,569,363	337,282,264	—	—	33,447,164	33,447,164	241,455
Total		$5,203,618	$376,498,128	$347,920,010	$(340)	$ (3)		$33,781,393	$241,707
See accompanying notes to financial statements.
26

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 56.2%
Aerojet Rocketdyne Holdings, Inc.	17,805	$ 859,803
Boeing Co. (a)	3,487	835,346
BWX Technologies, Inc.	8,581	498,728
Ducommun, Inc. (a)	3,015	164,498
Elbit Systems, Ltd.	1,333	172,957
General Dynamics Corp.	2,855	537,482
HEICO Corp.	5,956	830,386
Hexcel Corp. (a)	14,122	881,213
Huntington Ingalls Industries, Inc.	2,478	522,238
L3Harris Technologies, Inc.	3,977	859,629
Lockheed Martin Corp.	2,236	845,991
Maxar Technologies, Inc.	24,383	973,369
Moog, Inc. Class A	5,450	458,127
Northrop Grumman Corp.	2,321	843,521
Raytheon Technologies Corp.	9,735	830,493
Teledyne Technologies, Inc. (a)	2,065	864,884
TransDigm Group, Inc. (a)	829	536,603
Virgin Galactic Holdings, Inc. (a)	24,600	1,131,600
		12,646,868
COMMUNICATIONS EQUIPMENT — 2.4%
Viasat, Inc. (a)	10,866	541,561
CONTAINERS & PACKAGING — 2.4%
Ball Corp.	6,772	548,667
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.8%
Iridium Communications, Inc. (a)	22,477	898,855
ORBCOMM, Inc. (a)	76,682	861,906
		1,760,761
ELECTRICAL EQUIPMENT — 2.4%
AMETEK, Inc.	4,039	539,207
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.3%
Amphenol Corp. Class A	8,040	550,017
II-VI, Inc. (a) (b)	7,759	563,226
TTM Technologies, Inc. (a)	36,178	517,345
		1,630,588
See accompanying notes to financial statements.
27

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.1%
TechnipFMC PLC	52,269	$ 473,034
INDUSTRIAL CONGLOMERATES — 3.7%
Honeywell International, Inc.	3,797	832,872
MACHINERY — 6.1%
ESCO Technologies, Inc.	6,030	565,674
Fortive Corp.	7,747	540,276
Standex International Corp.	2,721	258,250
		1,364,200
PROFESSIONAL SERVICES — 7.0%
Jacobs Engineering Group, Inc.	3,872	516,602
KBR, Inc.	13,867	529,026
Leidos Holdings, Inc.	5,247	530,472
		1,576,100
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Analog Devices, Inc.	3,295	567,267
TOTAL COMMON STOCKS (Cost $20,704,381)		22,481,125
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	33,769	33,780
State Street Navigator Securities Lending Portfolio II (e) (f)	521,979	521,979
TOTAL SHORT-TERM INVESTMENTS (Cost $555,759)		555,759
TOTAL INVESTMENTS — 102.3% (Cost $21,260,140)		23,036,884
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(527,758)
NET ASSETS — 100.0%		$ 22,509,126
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
28

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,481,125	$—	$—	$22,481,125
Short-Term Investments	555,759	—	—	555,759
TOTAL INVESTMENTS	$23,036,884	$—	$—	$23,036,884
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,771	$ 15,777	$ 675,377	$ 657,371	$ (3)	$—	33,769	$ 33,780	$ 21
State Street Navigator Securities Lending Portfolio II	783,657	783,657	3,322,437	3,584,115	—	—	521,979	521,979	4,430
Total		$799,434	$3,997,814	$4,241,486	$ (3)	$—		$555,759	$4,451
See accompanying notes to financial statements.
29

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 30.7%
Aerojet Rocketdyne Holdings, Inc.	8,365	$ 403,946
AeroVironment, Inc. (a)	3,707	371,256
Boeing Co. (a)	1,647	394,555
Ducommun, Inc. (a)	3,648	199,035
Elbit Systems, Ltd.	1,611	209,027
Embraer SA ADR (a) (b)	23,412	354,458
General Dynamics Corp.	1,663	313,076
HEICO Corp.	2,798	390,097
Hexcel Corp. (a)	6,672	416,333
Huntington Ingalls Industries, Inc.	1,444	304,323
Kratos Defense & Security Solutions, Inc. (a)	15,421	439,344
L3Harris Technologies, Inc.	1,879	406,146
Lockheed Martin Corp.	1,051	397,646
Maxar Technologies, Inc.	11,517	459,759
Mercury Systems, Inc. (a)	4,828	320,000
Moog, Inc. Class A	4,589	385,751
Northrop Grumman Corp.	1,091	396,502
Parsons Corp. (a)	10,395	409,147
RADA Electronic Industries, Ltd. (a)	36,438	443,815
Raytheon Technologies Corp.	4,574	390,208
Teledyne Technologies, Inc. (a)	976	408,778
Textron, Inc.	5,885	404,712
Vectrus, Inc. (a)	4,060	193,215
		8,411,129
BUILDING PRODUCTS — 1.2%
Griffon Corp.	12,330	316,018
COMMUNICATIONS EQUIPMENT — 9.9%
Cisco Systems, Inc.	7,523	398,719
F5 Networks, Inc. (a)	2,165	404,119
Gilat Satellite Networks, Ltd. (b)	29,963	305,023
Juniper Networks, Inc.	14,269	390,257
NetScout Systems, Inc. (a)	13,488	384,948
Radware, Ltd. (a) (b)	13,763	423,625
Viasat, Inc. (a)	8,020	399,717
		2,706,408
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Iridium Communications, Inc. (a)	10,618	424,614
See accompanying notes to financial statements.
30

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
908 Devices, Inc. (a)	7,515	$ 291,206
Amphenol Corp. Class A	4,683	320,364
OSI Systems, Inc. (a)	4,236	430,547
		1,042,117
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Varex Imaging Corp. (a)	15,272	409,595
IT SERVICES — 2.9%
Akamai Technologies, Inc. (a)	3,450	402,270
Limelight Networks, Inc. (a) (b)	126,207	397,552
		799,822
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bruker Corp.	5,608	426,096
MACHINERY — 1.1%
Fortive Corp.	4,490	313,133
PROFESSIONAL SERVICES — 7.9%
ASGN, Inc. (a)	4,055	393,051
Jacobs Engineering Group, Inc.	2,872	383,182
KBR, Inc.	8,077	308,138
Leidos Holdings, Inc.	3,873	391,560
ManTech International Corp. Class A	4,625	400,248
Science Applications International Corp.	3,462	303,721
		2,179,900
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Broadcom, Inc.	876	417,712
eMagin Corp. (a)	120,670	419,931
Kopin Corp. (a) (b)	46,233	378,186
		1,215,829
SOFTWARE — 32.9%
A10 Networks, Inc. (a)	39,825	448,430
Allot, Ltd. (a)	13,713	271,929
BlackBerry, Ltd. (a)	26,806	327,569
Check Point Software Technologies, Ltd. (a)	3,395	394,261
Cloudflare, Inc. Class A (a)	4,532	479,667
Cognyte Software, Ltd. (a)	16,849	412,801
Crowdstrike Holdings, Inc. Class A (a)	1,909	479,751
CyberArk Software, Ltd. (a)	3,082	401,492
See accompanying notes to financial statements.
31

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
FireEye, Inc. (a)	20,420	$ 412,892
Fortinet, Inc. (a)	1,812	431,600
McAfee Corp. Class A	14,401	403,516
Mimecast, Ltd. (a)	7,968	422,702
OneSpan, Inc. (a)	13,005	332,148
Palo Alto Networks, Inc. (a)	1,159	430,047
Proofpoint, Inc. (a)	2,338	406,251
Qualys, Inc. (a)	3,996	402,357
Rapid7, Inc. (a)	4,728	447,411
Telos Corp. (a)	11,885	404,209
Tenable Holdings, Inc. (a)	9,667	399,731
Varonis Systems, Inc. (a)	8,199	472,426
VMware, Inc. Class A (a)	2,509	401,365
Zscaler, Inc. (a)	2,074	448,108
		9,030,663
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Intevac, Inc. (a)	18,788	126,631
TOTAL COMMON STOCKS (Cost $24,438,665)		27,401,955
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	34,728	34,738
State Street Navigator Securities Lending Portfolio II (e) (f)	236,289	236,289
TOTAL SHORT-TERM INVESTMENTS (Cost $271,027)		271,027
TOTAL INVESTMENTS — 100.9% (Cost $24,709,692)		27,672,982
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(243,747)
NET ASSETS — 100.0%		$ 27,429,235
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
32

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$27,401,955	$—	$—	$27,401,955
Short-Term Investments	271,027	—	—	271,027
TOTAL INVESTMENTS	$27,672,982	$—	$—	$27,672,982
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	37,413	$ 37,428	$ 1,038,923	$ 1,041,608	$ (5)	$—	34,728	$ 34,738	$ 28
State Street Navigator Securities Lending Portfolio II	329,892	329,892	10,123,568	10,217,171	—	—	236,289	236,289	1,001
Total		$367,320	$ 11,162,491	$ 11,258,779	$ (5)	$—		$271,027	$1,029
See accompanying notes to financial statements.
33

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.0%
Parsons Corp. (a)	32,847	$ 1,292,858
Teledyne Technologies, Inc. (a)	1,964	822,582
		2,115,440
AUTO COMPONENTS — 2.2%
Lear Corp.	6,639	1,163,684
AUTOMOBILES — 1.5%
Toyota Motor Corp. ADR (b)	4,562	797,620
BUILDING PRODUCTS — 9.0%
Allegion PLC	5,962	830,507
Carrier Global Corp.	27,953	1,358,516
Johnson Controls International PLC	19,312	1,325,382
Resideo Technologies, Inc. (a)	41,496	1,244,880
		4,759,285
COMMERCIAL SERVICES & SUPPLIES — 3.8%
ADT, Inc. (b)	112,172	1,210,336
Tetra Tech, Inc.	6,697	817,302
		2,027,638
COMMUNICATIONS EQUIPMENT — 1.5%
Nokia Oyj ADR (a) (b)	149,973	797,856
CONSTRUCTION & ENGINEERING — 1.6%
NV5 Global, Inc. (a)	9,144	864,199
DIVERSIFIED CONSUMER SERVICES — 1.5%
Vivint Smart Home, Inc. (a)	60,568	799,498
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
BCE, Inc.	16,279	802,880
ELECTRIC UTILITIES — 0.4%
Korea Electric Power Corp. ADR	19,977	215,752
ELECTRICAL EQUIPMENT — 15.6%
ABB, Ltd. ADR (b)	23,709	805,869
Acuity Brands, Inc.	6,920	1,294,248
AMETEK, Inc.	6,066	809,811
Beam Global (a) (b)	36,092	1,382,685
See accompanying notes to financial statements.
34

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Bloom Energy Corp. Class A (a) (b)	50,914	$ 1,368,059
ChargePoint Holdings, Inc. (a)	45,603	1,584,248
Hubbell, Inc.	4,407	823,404
Orion Energy Systems, Inc. (a)	34,354	196,848
		8,265,172
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.8%
Badger Meter, Inc.	13,813	1,355,332
Iteris, Inc. (a)	35,588	236,660
Itron, Inc. (a)	13,417	1,341,432
Luna Innovations, Inc. (a)	24,353	263,743
MicroVision, Inc. (a)	38,826	650,335
TE Connectivity, Ltd.	6,067	820,319
		4,667,821
HOUSEHOLD DURABLES — 2.5%
Universal Electronics, Inc. (a)	9,300	451,050
Viomi Technology Co., Ltd. ADR (a)	104,248	885,065
		1,336,115
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.5%
Atlantica Sustainable Infrastructure PLC	35,132	1,307,613
INDUSTRIAL CONGLOMERATES — 4.0%
Honeywell International, Inc.	5,668	1,243,276
Roper Technologies, Inc.	1,830	860,466
		2,103,742
INTERACTIVE MEDIA & SERVICES — 1.7%
Baidu, Inc. ADR (a)	4,408	898,791
MACHINERY — 11.6%
Energy Recovery, Inc. (a)	64,075	1,459,629
Evoqua Water Technologies Corp. (a)	39,167	1,323,061
Mueller Water Products, Inc. Class A	56,942	821,104
Pentair PLC	18,660	1,259,363
Xylem, Inc.	10,903	1,307,924
		6,171,081
MULTI-UTILITIES — 1.5%
National Grid PLC ADR	12,684	811,015
OIL, GAS & CONSUMABLE FUELS — 3.1%
Royal Dutch Shell PLC Class A ADR	20,676	835,310
See accompanying notes to financial statements.
35

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Suncor Energy, Inc.	32,897	$ 788,541
		1,623,851
PROFESSIONAL SERVICES — 2.2%
Rekor Systems, Inc. (a)	113,252	1,150,640
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.5%
ON Semiconductor Corp. (a)	22,108	846,294
Qorvo, Inc. (a)	7,113	1,391,658
Silicon Laboratories, Inc. (a)	9,618	1,473,959
STMicroelectronics NV ADR (b)	22,204	807,782
		4,519,693
SOFTWARE — 5.3%
Alarm.com Holdings, Inc. (a)	15,938	1,349,949
Ideanomics, Inc. (a) (b)	244,113	693,281
Veritone, Inc. (a)	39,572	779,964
		2,823,194
SPECIALTY RETAIL — 2.5%
Blink Charging Co. (a) (b)	32,543	1,339,795
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Logitech International SA (b)	5,933	717,418
WIRELESS TELECOMMUNICATION SERVICES — 1.6%
Rogers Communications, Inc. Class B (b)	15,965	848,380
TOTAL COMMON STOCKS (Cost $50,218,565)		52,928,173
SHORT-TERM INVESTMENTS — 10.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	21,837	21,844
State Street Navigator Securities Lending Portfolio II (e) (f)	5,646,547	5,646,547
TOTAL SHORT-TERM INVESTMENTS (Cost $5,668,391)		5,668,391
TOTAL INVESTMENTS — 110.5% (Cost $55,886,956)		58,596,564
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.5)%		(5,583,699)
NET ASSETS — 100.0%		$ 53,012,865

See accompanying notes to financial statements.
36

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$52,928,173	$—	$—	$52,928,173
Short-Term Investments	5,668,391	—	—	5,668,391
TOTAL INVESTMENTS	$58,596,564	$—	$—	$58,596,564
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,761	$ 2,762	$ 3,245,825	$ 3,226,748	$ 9	$ (4)	21,837	$ 21,844	$ 25
State Street Navigator Securities Lending Portfolio II	634,540	634,540	36,696,308	31,684,301	—	—	5,646,547	5,646,547	39,257
Total		$637,302	$39,942,133	$ 34,911,049	$ 9	$ (4)		$5,668,391	$39,282
See accompanying notes to financial statements.
37

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 8.9%
Aerojet Rocketdyne Holdings, Inc.	62,251	$ 3,006,101
AeroVironment, Inc. (a)	43,390	4,345,509
Boeing Co. (a)	33,225	7,959,381
BWX Technologies, Inc.	28,524	1,657,815
Ducommun, Inc. (a)	39,750	2,168,760
Elbit Systems, Ltd. (b)	116,921	15,170,500
Embraer SA ADR (a) (b)	879,425	13,314,494
General Dynamics Corp.	9,788	1,842,689
HEICO Corp.	43,553	6,072,159
Hexcel Corp. (a)	53,623	3,346,075
Huntington Ingalls Industries, Inc.	13,478	2,840,489
Kratos Defense & Security Solutions, Inc. (a)	307,554	8,762,213
L3Harris Technologies, Inc.	27,421	5,927,049
Lockheed Martin Corp.	35,608	13,472,287
Maxar Technologies, Inc.	92,714	3,701,143
Mercury Systems, Inc. (a)	46,363	3,072,940
Moog, Inc. Class A	33,938	2,852,828
Northrop Grumman Corp.	29,380	10,677,573
Parsons Corp. (a)	213,136	8,389,033
RADA Electronic Industries, Ltd. (a)	1,389,131	16,919,616
Raytheon Technologies Corp.	34,679	2,958,465
Teledyne Technologies, Inc. (a)	74,897	31,369,111
Textron, Inc.	68,695	4,724,155
TransDigm Group, Inc. (a)	3,129	2,025,370
Vectrus, Inc. (a)	154,611	7,357,937
Virgin Galactic Holdings, Inc. (a)	135,906	6,251,676
		190,185,368
AUTO COMPONENTS — 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	161,957	1,676,255
Aptiv PLC (a)	24,151	3,799,677
BorgWarner, Inc.	31,007	1,505,080
Dana, Inc.	63,355	1,505,315
Foresight Autonomous Holdings, Ltd. ADR (a) (b)	809,986	3,442,440
Gentherm, Inc. (a)	22,312	1,585,268
Kandi Technologies Group, Inc. (a) (b)	277,600	1,660,048
Lear Corp.	39,827	6,980,876
Luminar Technologies, Inc. (a)	169,064	3,710,955
Modine Manufacturing Co. (a)	69,219	1,148,343
Veoneer, Inc. (a) (b)	147,396	3,397,478
See accompanying notes to financial statements.
38

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Visteon Corp. (a)	104,543	$ 12,643,430
		43,055,165
AUTOMOBILES — 4.5%
AYRO, Inc. (a) (b)	311,572	1,520,471
ElectraMeccanica Vehicles Corp. (a) (b)	412,309	1,760,560
Fisker, Inc. (a)	119,162	2,297,443
Ford Motor Co. (a)	941,643	13,992,815
General Motors Co. (a)	77,352	4,576,918
Honda Motor Co., Ltd. ADR (b)	52,078	1,675,870
Li Auto, Inc. ADR (a) (b)	197,095	6,886,499
Lordstown Motors Corp. Class A (a) (b)	218,435	2,415,891
NIO, Inc. ADR (a)	132,367	7,041,924
Niu Technologies ADR (a) (b)	290,554	9,486,588
Stellantis NV (b)	337,875	6,659,516
Tata Motors, Ltd. ADR (a) (b)	56,055	1,276,933
Tesla, Inc. (a)	9,285	6,311,015
Toyota Motor Corp. ADR (b)	77,490	13,548,352
Workhorse Group, Inc. (a) (b)	517,461	8,584,678
XPeng, Inc. ADR (a) (b)	182,849	8,122,153
		96,157,626
BANKS — 1.4%
Banco BBVA Argentina SA ADR (a) (b)	181,243	589,040
Banco Bradesco SA ADR	268,155	1,375,635
Banco Santander Brasil SA ADR	162,394	1,331,631
Banco Santander SA ADR (b)	1,844,651	7,212,585
Grupo Financiero Galicia SA ADR (b)	147,276	1,269,519
Grupo Supervielle SA ADR (b)	695,355	1,439,385
ICICI Bank, Ltd. ADR (a)	75,375	1,288,913
ING Groep NV ADR (b)	1,007,005	13,332,746
Intercorp Financial Services, Inc. (b)	37,191	934,238
		28,773,692
BIOTECHNOLOGY — 1.1%
Adaptimmune Therapeutics PLC ADR (a) (b)	64,674	275,511
Adverum Biotechnologies, Inc. (a)	82,976	290,416
Allogene Therapeutics, Inc. (a)	10,422	271,806
Alnylam Pharmaceuticals, Inc. (a)	2,140	362,773
Amicus Therapeutics, Inc. (a)	31,037	299,197
Arcturus Therapeutics Holdings, Inc. (a)	9,504	321,615
Arrowhead Pharmaceuticals, Inc. (a)	4,032	333,930
Atara Biotherapeutics, Inc. (a)	20,407	317,329
See accompanying notes to financial statements.
39

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Avrobio, Inc. (a)	32,096	$ 285,333
Biogen, Inc. (a)	764	264,550
BioMarin Pharmaceutical, Inc. (a)	2,914	243,144
BioNTech SE ADR (a)	1,486	332,686
Bluebird Bio, Inc. (a)	9,882	316,026
Cellectis SA ADR (a)	19,235	297,565
Collplant Biotechnologies, Ltd. (a)	176,490	3,743,353
CRISPR Therapeutics AG (a)	2,657	430,142
CureVac NV (a) (b)	3,050	224,114
Dicerna Pharmaceuticals, Inc. (a)	10,749	401,153
Editas Medicine, Inc. (a) (b)	8,679	491,579
Fate Therapeutics, Inc. (a)	3,612	313,485
Flexion Therapeutics, Inc. (a)	26,105	214,844
Gilead Sciences, Inc.	4,432	305,188
Grifols SA ADR	141,718	2,458,807
Hookipa Pharma, Inc. (a) (b)	27,273	249,821
Immatics NV (a) (b)	28,226	327,704
ImmunityBio, Inc. (a)	22,133	316,059
Inovio Pharmaceuticals, Inc. (a) (b)	35,844	332,274
Intellia Therapeutics, Inc. (a)	4,307	697,346
Ionis Pharmaceuticals, Inc. (a)	6,202	247,398
Iovance Biotherapeutics, Inc. (a)	16,488	429,018
Krystal Biotech, Inc. (a)	4,537	308,516
Legend Biotech Corp. ADR (a)	8,170	335,378
Ligand Pharmaceuticals, Inc. (a)	1,903	249,655
Merus NV (a)	10,961	230,948
Moderna, Inc. (a)	1,878	441,292
Novavax, Inc. (a)	1,922	408,060
Orchard Therapeutics PLC ADR (a) (b)	57,222	251,205
Precigen, Inc. (a)	44,405	289,521
Precision BioSciences, Inc. (a)	31,565	395,194
ProQR Therapeutics NV (a) (b)	47,728	321,687
Regeneron Pharmaceuticals, Inc. (a)	445	248,550
REGENXBIO, Inc. (a)	8,415	326,923
Repare Therapeutics, Inc. (a)	8,120	253,182
Rocket Pharmaceuticals, Inc. (a) (b)	7,159	317,072
Rubius Therapeutics, Inc. (a)	11,025	269,120
Sangamo Therapeutics, Inc. (a)	27,632	330,755
Sarepta Therapeutics, Inc. (a)	3,554	276,288
Seagen, Inc. (a)	1,483	234,136
TCR2 Therapeutics, Inc. (a)	15,939	261,559
Translate Bio, Inc. (a) (b)	15,459	425,741
See accompanying notes to financial statements.
40

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Twist Bioscience Corp. (a)	3,010	$ 401,082
Ultragenyx Pharmaceutical, Inc. (a)	2,795	266,503
uniQure NV (a)	9,151	281,851
Vericel Corp. (a)	5,848	307,020
Vertex Pharmaceuticals, Inc. (a)	1,062	214,131
Vir Biotechnology, Inc. (a) (b)	6,812	322,071
Xencor, Inc. (a)	7,544	260,193
ZIOPHARM Oncology, Inc. (a) (b)	93,320	246,365
		23,868,164
BUILDING PRODUCTS — 1.5%
Allegion PLC	32,187	4,483,649
Carrier Global Corp.	151,228	7,349,681
Griffon Corp.	269,912	6,917,845
Johnson Controls International PLC	103,424	7,097,989
Resideo Technologies, Inc. (a)	229,288	6,878,640
		32,727,804
CAPITAL MARKETS — 1.0%
BlackRock, Inc.	6,737	5,894,673
Charles Schwab Corp.	81,017	5,898,847
Open Lending Corp. Class A (a)	233,187	10,048,028
		21,841,548
CHEMICALS — 0.3%
Cabot Corp.	108,385	6,170,358
Corteva, Inc.	6,986	309,829
Huntsman Corp.	28,038	743,568
		7,223,755
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ADT, Inc. (b)	677,230	7,307,312
PyroGenesis Canada, Inc. (a) (b)	876,391	4,583,525
Tetra Tech, Inc.	16,961	2,069,920
		13,960,757
COMMUNICATIONS EQUIPMENT — 2.2%
CalAmp Corp. (a)	547,787	6,967,851
Cisco Systems, Inc.	115,802	6,137,506
F5 Networks, Inc. (a)	18,112	3,380,786
Genasys, Inc. (a)	237,326	1,300,546
Gilat Satellite Networks, Ltd. (b)	317,001	3,227,070
Ituran Location & Control, Ltd.	198,610	5,410,136
Juniper Networks, Inc.	118,448	3,239,553
See accompanying notes to financial statements.
41

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
NetScout Systems, Inc. (a)	124,829	$ 3,562,620
Nokia Oyj ADR (a) (b)	446,354	2,374,603
PCTEL, Inc.	165,934	1,086,868
Radware, Ltd. (a)	116,273	3,578,883
Viasat, Inc. (a)	110,520	5,508,317
		45,774,739
CONSTRUCTION & ENGINEERING — 0.4%
Arcosa, Inc.	16,698	980,841
NV5 Global, Inc. (a)	26,230	2,478,997
ReneSola, Ltd. ADR (a) (b)	368,672	3,354,915
Valmont Industries, Inc.	3,309	781,089
		7,595,842
CONSUMER FINANCE — 3.3%
Ally Financial, Inc.	158,784	7,913,795
FinVolution Group ADR	1,115,712	10,621,578
Green Dot Corp. Class A (a)	42,349	1,984,051
LendingClub Corp. (a)	631,951	11,457,272
LexinFintech Holdings, Ltd. ADR (a) (b)	976,831	11,966,180
Lufax Holding, Ltd. ADR (a)	473,228	5,347,476
Oportun Financial Corp. (a)	127,936	2,562,558
Qudian, Inc. ADR (a) (b)	4,329,728	10,434,644
Upstart Holdings, Inc. (a)	67,848	8,474,215
		70,761,769
CONTAINERS & PACKAGING — 0.1%
Ball Corp.	21,084	1,708,226
DIVERSIFIED CONSUMER SERVICES — 0.4%
Vivint Smart Home, Inc. (a)	595,779	7,864,283
DIVERSIFIED FINANCIAL SERVICES — 0.3%
ORIX Corp. ADR	76,148	6,446,690
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
BCE, Inc.	92,271	4,550,806
Consolidated Communications Holdings, Inc. (a)	309,764	2,722,826
IDT Corp. Class B (a)	67,748	2,503,966
Iridium Communications, Inc. (a)	148,175	5,925,518
Ooma, Inc. (a)	82,606	1,557,949
ORBCOMM, Inc. (a)	1,064,214	11,961,765
		29,222,830
See accompanying notes to financial statements.
42

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	30,409	$ 2,128,022
Avangrid, Inc. (b)	40,075	2,061,057
Centrais Eletricas Brasileiras SA ADR (b)	268,314	2,320,916
Cia Paranaense de Energia ADR	392,848	2,266,730
Enel Americas SA ADR	304,846	2,200,988
Enel Chile SA ADR (b)	228,713	674,703
Korea Electric Power Corp. ADR (b)	178,342	1,926,094
NextEra Energy, Inc.	29,172	2,137,724
		15,716,234
ELECTRICAL EQUIPMENT — 2.8%
ABB, Ltd. ADR (b)	331,963	11,283,422
Acuity Brands, Inc.	35,640	6,665,749
American Superconductor Corp. (a)	77,718	1,351,516
AMETEK, Inc.	30,215	4,033,703
Array Technologies, Inc. (a)	67,904	1,059,302
Ballard Power Systems, Inc. (a) (b)	160,728	2,912,391
Beam Global (a) (b)	109,230	4,184,601
Bloom Energy Corp. Class A (a) (b)	157,086	4,220,901
CBAK Energy Technology, Inc. (a)	354,391	1,669,182
ChargePoint Holdings, Inc. (a)	158,480	5,505,595
Eos Energy Enterprises, Inc. (a)	82,711	1,485,490
FuelCell Energy, Inc. (a) (b)	107,589	957,542
Hubbell, Inc.	11,205	2,093,542
Orion Energy Systems, Inc. (a)	493,028	2,825,050
Plug Power, Inc. (a) (b)	101,390	3,466,524
Romeo Power, Inc. (a) (b)	193,485	1,574,968
Sensata Technologies Holding PLC (a)	20,080	1,164,038
Shoals Technologies Group, Inc. Class A (a)	43,835	1,556,143
Sunrun, Inc. (a) (b)	24,059	1,342,011
TPI Composites, Inc. (a)	21,596	1,045,678
		60,397,348
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
908 Devices, Inc. (a)	213,932	8,289,865
Amphenol Corp. Class A	28,354	1,939,697
Badger Meter, Inc.	39,272	3,853,369
II-VI, Inc. (a) (b)	30,638	2,224,012
Innoviz Technologies, Ltd. (a) (b)	359,362	3,798,456
IPG Photonics Corp. (a)	14,272	3,008,109
Iteris, Inc. (a)	577,128	3,837,901
Itron, Inc. (a)	42,069	4,206,059
See accompanying notes to financial statements.
43

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Luna Innovations, Inc. (a)	190,100	$ 2,058,783
MicroVision, Inc. (a) (b)	600,143	10,052,395
OSI Systems, Inc. (a)	123,099	12,511,782
Powerfleet, Inc. (a)	776,747	5,592,578
Sanmina Corp. (a)	27,713	1,079,699
TE Connectivity, Ltd.	33,970	4,593,084
Trimble, Inc. (a)	125,833	10,296,914
TTM Technologies, Inc. (a)	125,522	1,794,965
Velodyne Lidar, Inc. (a)	251,354	2,674,407
Vontier Corp.	281,474	9,170,423
Wrap Technologies, Inc. (a) (b)	591,580	4,643,903
Zepp Health Corp. ADR (a) (b)	612,573	7,191,607
		102,818,008
ENERGY EQUIPMENT & SERVICES — 0.4%
Aspen Aerogels, Inc. (a)	84,370	2,524,351
Oceaneering International, Inc. (a)	209,783	3,266,321
TechnipFMC PLC	345,537	3,127,110
		8,917,782
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	24,453	2,333,794
Bilibili, Inc. ADR (a)	32,364	3,943,230
DouYu International Holdings, Ltd. ADR (a)	360,457	2,465,526
Electronic Arts, Inc.	15,967	2,296,534
Gravity Co., Ltd. ADR (a) (b)	21,687	2,349,136
iQIYI, Inc. ADR (a)	156,194	2,433,502
NetEase, Inc. ADR	42,999	4,955,635
Sea, Ltd. ADR (a)	18,946	5,202,572
Skillz, Inc. (a) (b)	133,649	2,902,856
Tencent Music Entertainment Group ADR (a)	201,074	3,112,625
Zynga, Inc. Class A (a)	314,617	3,344,379
		35,339,789
GAS UTILITIES — 0.1%
New Jersey Resources Corp.	49,839	1,972,129
HEALTH CARE EQUIPMENT & SUPPLIES — 6.0%
Abbott Laboratories	39,422	4,570,192
Accelerate Diagnostics, Inc. (a)	369,581	2,978,823
Accuray, Inc. (a) (b)	976,608	4,414,268
AngioDynamics, Inc. (a)	257,745	6,992,622
Asensus Surgical, Inc. (a)	2,229,799	7,068,463
Boston Scientific Corp. (a)	107,446	4,594,391
See accompanying notes to financial statements.
44

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Conformis, Inc. (a)	6,435,526	$ 7,400,855
CONMED Corp.	19,922	2,737,880
Danaher Corp.	26,201	7,031,300
DexCom, Inc. (a)	17,955	7,666,785
Globus Medical, Inc. Class A (a)	61,873	4,797,014
Intuitive Surgical, Inc. (a)	5,260	4,837,306
iRhythm Technologies, Inc. (a)	85,731	5,688,252
Koninklijke Philips NV ADR (b)	80,436	3,997,669
Masimo Corp. (a)	29,282	7,099,421
Medtronic PLC	58,928	7,314,733
Penumbra, Inc. (a)	16,698	4,576,254
Smith & Nephew PLC ADR	170,829	7,420,812
Stereotaxis, Inc. (a)	572,024	5,514,311
Stryker Corp.	17,126	4,448,136
Surgalign Holdings, Inc. (a)	4,106,291	5,707,745
Varex Imaging Corp. (a)	394,532	10,581,348
		127,438,580
HEALTH CARE PROVIDERS & SERVICES — 0.4%
HealthEquity, Inc. (a)	74,631	6,006,303
McKesson Corp.	14,219	2,719,241
		8,725,544
HEALTH CARE TECHNOLOGY — 0.4%
Omnicell, Inc. (a)	32,225	4,880,476
Simulations Plus, Inc. (b)	48,191	2,646,168
		7,526,644
HOUSEHOLD DURABLES — 2.3%
Garmin, Ltd.	46,683	6,752,229
iRobot Corp. (a)	46,559	4,348,145
Sony Corp. ADR	23,869	2,320,544
Universal Electronics, Inc. (a)	64,553	3,130,820
Viomi Technology Co., Ltd. ADR (a) (b)	1,370,536	11,635,851
Vuzix Corp. (a) (b)	1,137,059	20,865,033
		49,052,622
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp.	84,309	2,197,936
Atlantica Sustainable Infrastructure PLC (b)	155,174	5,775,576
Azure Power Global, Ltd. (a) (b)	139,269	3,749,121
Ormat Technologies, Inc.	45,934	3,193,791
Sunnova Energy International, Inc. (a)	34,865	1,313,016
See accompanying notes to financial statements.
45

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
TransAlta Corp. (b)	85,763	$ 855,915
		17,085,355
INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	80,028	1,077,177
Honeywell International, Inc.	52,181	11,445,903
Raven Industries, Inc.	63,851	3,693,780
Roper Technologies, Inc.	4,901	2,304,450
		18,521,310
INSURANCE — 0.8%
Allstate Corp.	41,888	5,463,871
Mercury General Corp.	87,273	5,668,381
Progressive Corp.	58,165	5,712,385
		16,844,637
INTERACTIVE MEDIA & SERVICES — 3.4%
Alphabet, Inc. Class C (a)	2,105	5,275,804
Baidu, Inc. ADR (a)	23,648	4,821,827
Facebook, Inc. Class A (a)	31,752	11,040,488
JOYY, Inc. ADR	36,684	2,420,044
Match Group, Inc. (a)	23,011	3,710,524
Momo, Inc. ADR	221,395	3,389,557
Snap, Inc. Class A (a)	141,374	9,633,224
Sohu.com, Ltd. ADR (a)	126,355	2,350,203
Spark Networks SE ADR (a)	124,126	642,973
Super League Gaming, Inc. (a) (b)	696,757	3,755,520
Twitter, Inc. (a)	60,807	4,184,130
Vimeo, Inc. (a)	22,918	1,122,982
Weibo Corp. ADR (a) (b)	66,312	3,489,337
Yandex NV Class A (a) (b)	175,895	12,444,571
Yelp, Inc. (a)	82,225	3,285,711
		71,566,895
INTERNET & DIRECT MARKETING RETAIL — 1.5%
Alibaba Group Holding, Ltd. ADR (a)	45,986	10,428,705
Future FinTech Group, Inc. (a) (b)	2,582,616	8,135,240
Jumia Technologies AG ADR (a)	67,886	2,058,982
MercadoLibre, Inc. (a)	1,379	2,148,193
Overstock.com, Inc. (a)	97,577	8,996,600
		31,767,720
IT SERVICES — 2.9%
Akamai Technologies, Inc. (a)	29,321	3,418,829
See accompanying notes to financial statements.
46

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Evo Payments, Inc. Class A (a)	47,702	$ 1,323,253
Fidelity National Information Services, Inc.	12,587	1,783,200
Fiserv, Inc. (a)	16,557	1,769,778
I3 Verticals, Inc. Class A (a)	60,339	1,823,445
Limelight Networks, Inc. (a) (b)	1,051,854	3,313,340
Marathon Digital Holdings, Inc. (a)	317,578	9,962,422
Mastercard, Inc. Class A	19,013	6,941,456
Net 1 UEPS Technologies, Inc. (a) (b)	214,783	1,011,628
Pagseguro Digital, Ltd. Class A (a) (b)	172,704	9,657,608
Paya Holdings, Inc. (a)	190,353	2,097,690
PayPal Holdings, Inc. (a)	7,472	2,177,939
QIWI PLC ADR (b)	162,961	1,737,164
Repay Holdings Corp. (a)	83,504	2,007,436
Shift4 Payments, Inc. Class A (a)	20,932	1,961,747
Shopify, Inc. Class A (a)	1,535	2,242,604
Square, Inc. Class A (a)	9,326	2,273,679
Twilio, Inc. Class A (a)	13,355	5,264,007
Visa, Inc. Class A	8,114	1,897,215
		62,664,440
LIFE SCIENCES TOOLS & SERVICES — 4.6%
AbCellera Biologics, Inc. (a)	7,871	173,162
Agilent Technologies, Inc.	20,923	3,092,629
Berkeley Lights, Inc. (a)	6,745	302,243
Bionano Genomics, Inc. (a)	2,049,150	15,020,269
Bio-Techne Corp.	575	258,900
Bruker Corp.	481,629	36,594,171
Charles River Laboratories International, Inc. (a)	9,164	3,389,947
Codexis, Inc. (a)	15,665	354,969
Inotiv, Inc. (a)	104,048	2,776,001
Luminex Corp.	177,110	6,517,648
Maravai LifeSciences Holdings, Inc. Class A (a)	6,183	258,017
Mettler-Toledo International, Inc. (a)	2,202	3,050,519
Pacific Biosciences of California, Inc. (a)	477,058	16,682,718
PerkinElmer, Inc.	19,059	2,942,900
Thermo Fisher Scientific, Inc.	14,754	7,442,950
		98,857,043
MACHINERY — 3.8%
AgEagle Aerial Systems, Inc. (a) (b)	868,780	4,578,471
Allison Transmission Holdings, Inc.	36,208	1,438,906
Barnes Group, Inc.	85,733	4,393,816
Blue Bird Corp. (a)	47,461	1,179,880
See accompanying notes to financial statements.
47

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Cummins, Inc.	6,115	$ 1,490,898
Desktop Metal, Inc. Class A (a)	476,786	5,483,039
Dover Corp.	19,080	2,873,448
Energy Recovery, Inc. (a)	176,263	4,015,271
ESCO Technologies, Inc.	17,078	1,602,087
Evoqua Water Technologies Corp. (a)	124,395	4,202,063
ExOne Co. (a) (b)	292,360	6,326,670
Fortive Corp.	26,664	1,859,547
GreenPower Motor Co., Inc. (a) (b)	94,275	1,850,618
Hurco Cos., Inc.	39,979	1,399,265
Hyliion Holdings Corp. (a) (b)	164,876	1,920,805
Hyster-Yale Materials Handling, Inc.	29,817	2,176,045
John Bean Technologies Corp.	32,919	4,694,908
Lincoln Electric Holdings, Inc.	34,361	4,525,687
Luxfer Holdings PLC	48,602	1,081,395
Meritor, Inc. (a)	43,386	1,016,100
Mueller Water Products, Inc. Class A	146,355	2,110,439
Nikola Corp. (a) (b)	151,282	2,732,153
PACCAR, Inc.	12,408	1,107,414
Pentair PLC	53,793	3,630,490
Proto Labs, Inc. (a)	61,772	5,670,670
SPX Corp. (a)	46,015	2,810,596
Standex International Corp.	19,124	1,815,059
Xylem, Inc.	30,563	3,666,338
		81,652,078
METALS & MINING — 0.6%
Allegheny Technologies, Inc. (a)	160,899	3,354,744
ArcelorMittal SA ADR (b)	35,991	1,117,880
Carpenter Technology Corp.	125,921	5,064,543
Kaiser Aluminum Corp.	29,470	3,639,250
		13,176,417
MULTI-UTILITIES — 0.3%
Algonquin Power & Utilities Corp. (b)	137,031	2,039,022
Consolidated Edison, Inc.	27,374	1,963,263
National Grid PLC ADR	33,564	2,146,082
		6,148,367
OIL, GAS & CONSUMABLE FUELS — 0.4%
Enbridge, Inc.	54,928	2,199,317
Royal Dutch Shell PLC Class A ADR	54,709	2,210,244
Suncor Energy, Inc.	96,455	2,312,026
See accompanying notes to financial statements.
48

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Ultrapar Participacoes SA ADR (b)	491,985	$ 1,849,864
		8,571,451
PHARMACEUTICALS — 0.1%
Bristol-Myers Squibb Co.	3,545	236,877
Catalent, Inc. (a)	2,918	315,494
Novartis AG ADR (b)	2,610	238,137
Sanofi ADR	4,388	231,072
		1,021,580
PROFESSIONAL SERVICES — 1.6%
ASGN, Inc. (a)	31,299	3,033,812
Jacobs Engineering Group, Inc.	37,551	5,010,054
KBR, Inc.	47,060	1,795,339
Leidos Holdings, Inc.	177,397	17,934,837
ManTech International Corp. Class A	38,846	3,361,733
Rekor Systems, Inc. (a) (b)	198,269	2,014,413
Science Applications International Corp.	21,495	1,885,756
		35,035,944
ROAD & RAIL — 2.1%
Avis Budget Group, Inc. (a)	107,647	8,384,625
HyreCar, Inc. (a)	722,813	15,121,248
Lyft, Inc. Class A (a)	194,681	11,774,307
Uber Technologies, Inc. (a)	204,733	10,261,218
		45,541,398
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.7%
Advanced Micro Devices, Inc. (a)	57,944	5,442,680
Allegro MicroSystems, Inc. (a)	134,357	3,721,689
Ambarella, Inc. (a)	117,616	12,541,394
Analog Devices, Inc.	11,985	2,063,338
Applied Materials, Inc.	6,496	925,030
Broadcom, Inc.	7,467	3,560,564
Brooks Automation, Inc.	50,153	4,778,578
Canadian Solar, Inc. (a) (b)	28,059	1,258,166
CyberOptics Corp. (a)	89,522	3,666,821
Daqo New Energy Corp. ADR (a)	15,784	1,026,276
eMagin Corp. (a)	2,931,863	10,202,883
Enphase Energy, Inc. (a)	7,737	1,420,745
First Solar, Inc. (a)	13,691	1,239,172
Himax Technologies, Inc. ADR (b)	574,210	9,566,339
Intel Corp.	39,166	2,198,779
JinkoSolar Holding Co., Ltd. ADR (a) (b)	33,250	1,862,665
See accompanying notes to financial statements.
49

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
KLA Corp.	21,563	$ 6,990,940
Kopin Corp. (a) (b)	965,251	7,895,753
Maxeon Solar Technologies, Ltd. (a)	56,894	1,219,239
Micron Technology, Inc. (a)	57,682	4,901,816
NeoPhotonics Corp. (a)	661,628	6,755,222
NVE Corp.	71,204	5,272,656
NVIDIA Corp.	15,961	12,770,396
NXP Semiconductors NV	18,473	3,800,266
ON Semiconductor Corp. (a)	120,218	4,601,945
Qorvo, Inc. (a)	37,046	7,248,050
Silicon Laboratories, Inc. (a)	50,974	7,811,766
SolarEdge Technologies, Inc. (a)	9,975	2,756,791
STMicroelectronics NV ADR (b)	241,715	8,793,592
SunPower Corp. (a) (b)	41,770	1,220,519
Synaptics, Inc. (a)	35,816	5,572,253
Teradyne, Inc.	37,367	5,005,683
Texas Instruments, Inc.	6,274	1,206,490
Ultra Clean Holdings, Inc. (a)	90,011	4,835,391
		164,133,887
SOFTWARE — 11.9%
8x8, Inc. (a)	133,103	3,694,939
A10 Networks, Inc. (a)	353,011	3,974,904
ACI Worldwide, Inc. (a)	47,546	1,765,858
Adobe, Inc. (a)	5,704	3,340,491
Agilysys, Inc. (a)	26,590	1,512,173
Alarm.com Holdings, Inc. (a)	78,845	6,678,171
Allot, Ltd. (a) (b)	181,464	3,598,431
Alteryx, Inc. Class A (a)	35,173	3,025,581
ANSYS, Inc. (a)	18,929	6,569,499
Asana, Inc. Class A (a) (b)	137,887	8,553,131
Atlassian Corp. PLC Class A (a)	18,345	4,712,097
Autodesk, Inc. (a)	14,301	4,174,462
Avaya Holdings Corp. (a)	160,367	4,313,872
Bit Digital, Inc. (a) (b)	800,509	5,475,482
BIT Mining, Ltd. ADR (a) (b)	614,385	4,847,498
Blackbaud, Inc. (a)	119,433	9,144,985
BlackBerry, Ltd. (a)	366,365	4,476,980
Box, Inc. Class A (a)	203,212	5,192,067
Check Point Software Technologies, Ltd. (a)	27,390	3,180,801
Cloudflare, Inc. Class A (a)	43,754	4,630,923
Cognyte Software, Ltd. (a)	141,369	3,463,540
Crowdstrike Holdings, Inc. Class A (a)	16,934	4,255,684
See accompanying notes to financial statements.
50

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
CyberArk Software, Ltd. (a)	26,828	$ 3,494,884
Dropbox, Inc. Class A (a)	164,885	4,997,664
FireEye, Inc. (a)	162,432	3,284,375
Fortinet, Inc. (a)	15,612	3,718,622
GTY Technology Holdings, Inc. (a)	111,990	796,249
Ideanomics, Inc. (a) (b)	692,724	1,967,336
Materialise NV ADR (a)	222,668	5,364,072
McAfee Corp. Class A	137,025	3,839,440
Microsoft Corp.	37,683	10,208,325
Mimecast, Ltd. (a)	76,216	4,043,259
OneConnect Financial Technology Co., Ltd. ADR (a) (b)	411,332	4,944,211
OneSpan, Inc. (a)	126,325	3,226,340
Palo Alto Networks, Inc. (a)	9,846	3,653,358
Proofpoint, Inc. (a)	19,091	3,317,252
PTC, Inc. (a)	51,943	7,337,468
Q2 Holdings, Inc. (a)	13,488	1,383,599
Qualys, Inc. (a)	32,814	3,304,042
Rapid7, Inc. (a)	42,762	4,046,568
RingCentral, Inc. Class A (a)	14,976	4,351,726
Riot Blockchain, Inc. (a) (b)	284,519	10,717,831
Slack Technologies, Inc. Class A (a)	100,322	4,444,265
Telos Corp. (a)	430,608	14,644,978
Tenable Holdings, Inc. (a)	87,886	3,634,086
Unity Software, Inc. (a) (b)	47,233	5,187,600
Varonis Systems, Inc. (a)	66,729	3,844,925
Veritone, Inc. (a)	97,915	1,929,905
VMware, Inc. Class A (a)	20,100	3,215,397
Vonage Holdings Corp. (a)	303,523	4,373,766
Workiva, Inc. (a)	45,141	5,025,548
Xperi Holding Corp.	108,216	2,406,724
Xunlei, Ltd. ADR (a) (b)	1,605,784	7,322,375
Zoom Video Communications, Inc. Class A (a)	14,161	5,480,732
Zscaler, Inc. (a)	18,575	4,013,314
		254,101,805
SPECIALTY RETAIL — 0.7%
Blink Charging Co. (a) (b)	344,610	14,187,594
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.9%
3D Systems Corp. (a)	502,800	20,096,916
Apple, Inc.	59,850	8,197,056
Boxlight Corp. Class A (a)	1,636,880	3,944,881
Eastman Kodak Co. (a) (b)	489,307	4,071,034
See accompanying notes to financial statements.
51

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Ebang International Holdings, Inc. Class A (a) (b)	4,225,065	$ 13,013,200
HP, Inc.	180,854	5,459,982
Immersion Corp. (a)	758,153	6,649,002
Intevac, Inc. (a)	415,433	2,800,018
Logitech International SA (b)	38,103	4,607,415
Nano Dimension, Ltd. ADR (a) (b)	2,929,606	24,139,954
Stratasys, Ltd. (a)	265,406	6,863,399
Xerox Holdings Corp.	175,387	4,119,841
		103,962,698
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Fossil Group, Inc. (a)	504,280	7,201,118
THRIFTS & MORTGAGE FINANCE — 0.4%
Rocket Cos., Inc. Class A	446,182	8,633,622
TOBACCO — 0.0% (c)
22nd Century Group, Inc. (a) (b)	63,694	294,903
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	45,402	4,134,306
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Rogers Communications, Inc. Class B	90,796	4,824,900
SK Telecom Co., Ltd. ADR	41,478	1,302,824
Turkcell Iletisim Hizmetleri A/S ADR (b)	1,048,079	4,894,529
Vodafone Group PLC ADR (b)	381,995	6,543,574
		17,565,827
TOTAL COMMON STOCKS (Cost $1,957,247,692)		2,127,743,333
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	1,278,253	1,278,637
State Street Navigator Securities Lending Portfolio II (f) (g)	183,542,647	183,542,647
TOTAL SHORT-TERM INVESTMENTS (Cost $184,821,284)		184,821,284
TOTAL INVESTMENTS — 108.5% (Cost $2,142,068,976)		2,312,564,617
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(181,536,025)
NET ASSETS — 100.0%		$ 2,131,028,592

See accompanying notes to financial statements.
52

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,127,743,333	$—	$—	$2,127,743,333
Short-Term Investments	184,821,284	—	—	184,821,284
TOTAL INVESTMENTS	$2,312,564,617	$—	$—	$2,312,564,617
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	843,507	$ 843,844	$ 73,144,430	$ 72,709,588	$(49)	$—	1,278,253	$ 1,278,637	$ 1,600
State Street Navigator Securities Lending Portfolio II	116,417,356	116,417,356	1,340,582,752	1,273,457,461	—	—	183,542,647	183,542,647	4,569,503
Total		$117,261,200	$1,413,727,182	$1,346,167,049	$(49)	$—		$184,821,284	$4,571,103
See accompanying notes to financial statements.
53

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.4%
HEICO Corp.	16,725	$ 2,331,799
Huntington Ingalls Industries, Inc.	10,989	2,315,932
Textron, Inc.	49,704	3,418,144
		8,065,875
AUTO COMPONENTS — 15.9%
American Axle & Manufacturing Holdings, Inc. (a)	278,613	2,883,644
Aptiv PLC (a)	21,679	3,410,757
BorgWarner, Inc.	64,618	3,136,558
Dana, Inc.	128,799	3,060,264
Foresight Autonomous Holdings, Ltd. ADR (a) (b)	725,689	3,084,178
Gentherm, Inc. (a)	47,221	3,355,052
Kandi Technologies Group, Inc. (a) (b)	546,579	3,268,542
Lear Corp.	17,653	3,094,218
Luminar Technologies, Inc. (a)	140,504	3,084,063
Modine Manufacturing Co. (a)	140,296	2,327,511
Veoneer, Inc. (a) (b)	137,246	3,163,520
Visteon Corp. (a)	26,972	3,261,994
		37,130,301
AUTOMOBILES — 22.8%
AYRO, Inc. (a) (b)	602,195	2,938,712
ElectraMeccanica Vehicles Corp. (a) (b)	731,879	3,125,123
Fisker, Inc. (a)	183,852	3,544,667
Ford Motor Co. (a)	221,738	3,295,027
General Motors Co. (a)	54,685	3,235,711
Honda Motor Co., Ltd. ADR (b)	104,554	3,364,548
Li Auto, Inc. ADR (a) (b)	125,137	4,372,287
Lordstown Motors Corp. Class A (a) (b)	305,656	3,380,555
NIO, Inc. ADR (a)	80,311	4,272,545
Niu Technologies ADR (a) (b)	101,045	3,299,119
Stellantis NV (b)	116,215	2,290,598
Tata Motors, Ltd. ADR (a) (b)	103,710	2,362,514
Tesla, Inc. (a)	5,733	3,896,720
Toyota Motor Corp. ADR (b)	13,453	2,352,122
Workhorse Group, Inc. (a) (b)	203,108	3,369,562
XPeng, Inc. ADR (a) (b)	90,163	4,005,040
		53,104,850
COMMUNICATIONS EQUIPMENT — 1.9%
CalAmp Corp. (a)	107,703	1,369,982
See accompanying notes to financial statements.
54

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Gilat Satellite Networks, Ltd.	228,820	$ 2,329,388
Ituran Location & Control, Ltd.	29,496	803,471
		4,502,841
DIVERSIFIED FINANCIAL SERVICES — 0.5%
ORIX Corp. ADR	14,110	1,194,553
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
ORBCOMM, Inc. (a)	304,300	3,420,332
ELECTRICAL EQUIPMENT — 6.7%
Ballard Power Systems, Inc. (a) (b)	189,537	3,434,410
CBAK Energy Technology, Inc. (a) (b)	721,115	3,396,452
Plug Power, Inc. (a) (b)	105,843	3,618,772
Romeo Power, Inc. (a) (b)	347,421	2,828,007
Sensata Technologies Holding PLC (a)	40,761	2,362,915
		15,640,556
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.7%
Innoviz Technologies, Ltd. (a)	345,670	3,653,732
Iteris, Inc. (a)	158,498	1,054,012
Powerfleet, Inc. (a)	124,561	896,839
Sanmina Corp. (a)	58,120	2,264,355
Trimble, Inc. (a)	43,916	3,593,646
Velodyne Lidar, Inc. (a)	298,998	3,181,339
Vontier Corp.	99,551	3,243,372
		17,887,295
ENERGY EQUIPMENT & SERVICES — 1.5%
Aspen Aerogels, Inc. (a)	113,765	3,403,849
INTERACTIVE MEDIA & SERVICES — 2.6%
Baidu, Inc. ADR (a)	13,007	2,652,127
Yandex NV Class A (a) (b)	50,088	3,543,726
		6,195,853
MACHINERY — 12.8%
AgEagle Aerial Systems, Inc. (a) (b)	589,779	3,108,135
Allison Transmission Holdings, Inc.	81,747	3,248,626
Blue Bird Corp. (a)	96,922	2,409,481
Cummins, Inc.	13,367	3,259,008
GreenPower Motor Co., Inc. (a) (b)	154,233	3,027,594
Hyliion Holdings Corp. (a) (b)	275,482	3,209,365
Hyster-Yale Materials Handling, Inc.	33,214	2,423,958
See accompanying notes to financial statements.
55

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Luxfer Holdings PLC	49,322	$ 1,097,415
Meritor, Inc. (a)	91,271	2,137,567
Nikola Corp. (a) (b)	196,256	3,544,383
PACCAR, Inc.	26,232	2,341,206
		29,806,738
METALS & MINING — 1.0%
ArcelorMittal SA ADR (b)	75,215	2,336,178
ROAD & RAIL — 6.2%
Avis Budget Group, Inc. (a)	38,777	3,020,340
HyreCar, Inc. (a)	197,953	4,141,177
Lyft, Inc. Class A (a)	61,981	3,748,611
Uber Technologies, Inc. (a)	69,851	3,500,932
		14,411,060
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.8%
Allegro MicroSystems, Inc. (a)	125,778	3,484,050
Ambarella, Inc. (a)	35,655	3,801,893
Intel Corp.	42,613	2,392,294
NVIDIA Corp.	3,499	2,799,550
NXP Semiconductors NV	12,305	2,531,384
ON Semiconductor Corp. (a)	65,221	2,496,660
SolarEdge Technologies, Inc. (a)	10,326	2,853,797
STMicroelectronics NV ADR (b)	65,487	2,382,417
Texas Instruments, Inc.	13,026	2,504,900
		25,246,945
SOFTWARE — 2.1%
ANSYS, Inc. (a)	7,431	2,579,003
Xperi Holding Corp.	107,806	2,397,605
		4,976,608
SPECIALTY RETAIL — 1.5%
Blink Charging Co. (a) (b)	86,527	3,562,317
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Vodafone Group PLC ADR (b)	132,147	2,263,678
TOTAL COMMON STOCKS (Cost $228,318,948)		233,149,829
SHORT-TERM INVESTMENTS — 13.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	16,914	16,919
See accompanying notes to financial statements.
56

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	31,673,974	$ 31,673,974
TOTAL SHORT-TERM INVESTMENTS (Cost $31,690,893)		31,690,893
TOTAL INVESTMENTS — 113.5% (Cost $260,009,841)		264,840,722
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.5)%		(31,535,406)
NET ASSETS — 100.0%		$ 233,305,316
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$233,149,829	$—	$—	$233,149,829
Short-Term Investments	31,690,893	—	—	31,690,893
TOTAL INVESTMENTS	$264,840,722	$—	$—	$264,840,722
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,851	$ 7,854	$ 7,041,884	$ 7,032,847	$28	$—	16,914	$ 16,919	$ 103
State Street Navigator Securities Lending Portfolio II	914,116	914,116	190,211,147	159,451,289	—	—	31,673,974	31,673,974	617,924
Total		$921,970	$197,253,031	$166,484,136	$28	$—		$31,690,893	$618,027
See accompanying notes to financial statements.
57

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
ASSETS
Investments in unaffiliated issuers, at value*	$401,501,731	$22,481,125	$27,401,955
Investments in affiliated issuers, at value	33,781,393	555,759	271,027
Total Investments	435,283,124	23,036,884	27,672,982
Dividends receivable — unaffiliated issuers	606,969	2,185	2,750
Dividends receivable — affiliated issuers	20	2	1
Securities lending income receivable — unaffiliated issuers	—	1,205	116
Securities lending income receivable — affiliated issuers	20,202	46	46
TOTAL ASSETS	435,910,315	23,040,322	27,675,895
LIABILITIES
Payable upon return of securities loaned	33,447,164	521,979	236,289
Payable for fund shares repurchased	1,608	—	—
Advisory fee payable	146,743	9,217	10,361
Trustees’ fees and expenses payable	—	—	10
TOTAL LIABILITIES	33,595,515	531,196	246,660
NET ASSETS	$402,314,800	$22,509,126	$27,429,235
NET ASSETS CONSIST OF:
Paid-in Capital	$440,343,207	$22,068,474	$25,656,013
Total distributable earnings (loss)	(38,028,407)	440,652	1,773,222
NET ASSETS	$402,314,800	$22,509,126	$27,429,235
NET ASSET VALUE PER SHARE
Net asset value per share	$ 105.73	$ 42.47	$ 51.75
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,805,000	530,000	530,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 411,043,522	$20,704,381	$24,438,665
Investments in affiliated issuers	33,781,392	555,759	271,027
Total cost of investments	$444,824,914	$21,260,140	$24,709,692
* Includes investments in securities on loan, at value	$ 74,137,598	$ 506,896	$ 1,002,855
See accompanying notes to financial statements.
58

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2021

	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
ASSETS
Investments in unaffiliated issuers, at value*	$52,928,173	$2,127,743,333	$233,149,829
Investments in affiliated issuers, at value	5,668,391	184,821,284	31,690,893
Total Investments	58,596,564	2,312,564,617	264,840,722
Foreign currency, at value	—	484,303	—
Cash	1,214	5,378,431	3,703,654
Receivable for investments sold	—	—	11,984
Receivable for fund shares sold	—	2,638	—
Dividends receivable — unaffiliated issuers	60,617	1,116,512	89,522
Dividends receivable — affiliated issuers	3	85	9
Securities lending income receivable — unaffiliated issuers	17,140	498,818	53,032
Securities lending income receivable — affiliated issuers	3,871	200,677	86,550
Receivable for foreign taxes recoverable	1,070	21,986	372
TOTAL ASSETS	58,680,479	2,320,268,067	268,785,845
LIABILITIES
Payable upon return of securities loaned	5,646,547	183,542,647	31,673,974
Payable for investments purchased	—	5,334,088	3,715,638
Advisory fee payable	21,067	362,740	90,917
TOTAL LIABILITIES	5,667,614	189,239,475	35,480,529
NET ASSETS	$53,012,865	$2,131,028,592	$233,305,316
NET ASSETS CONSIST OF:
Paid-in Capital	$52,154,160	$2,065,179,363	$246,970,433
Total distributable earnings (loss)	858,705	65,849,229	(13,665,117)
NET ASSETS	$53,012,865	$2,131,028,592	$233,305,316
NET ASSET VALUE PER SHARE
Net asset value per share	$ 47.76	$ 66.83	$ 62.05
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,110,000	31,885,000	3,760,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$50,218,565	$1,957,247,692	$228,318,948
Investments in affiliated issuers	5,668,391	184,821,284	31,690,893
Total cost of investments	$55,886,956	$2,142,068,976	$260,009,841
Foreign currency, at cost	$ —	$ 486,118	$ —
* Includes investments in securities on loan, at value	$ 6,472,577	$ 334,100,933	$ 55,307,720
See accompanying notes to financial statements.
59

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 3,562,994	$ 259,930	$ 181,401
Dividend income — affiliated issuers	252	21	28
Unaffiliated securities lending income	61,326	9,019	1,368
Affiliated securities lending income	241,455	4,430	1,001
Foreign taxes withheld	(208,177)	(474)	(4,741)
TOTAL INVESTMENT INCOME (LOSS)	3,657,850	272,926	179,057
EXPENSES
Advisory fee	1,030,165	71,838	92,533
Trustees’ fees and expenses	1,982	165	285
Miscellaneous expenses	2,501	—	—
TOTAL EXPENSES	1,034,648	72,003	92,818
NET INVESTMENT INCOME (LOSS)	$ 2,623,202	$ 200,923	$ 86,239
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(28,188,682)	(738,837)	(86,645)
Investments — affiliated issuers	340	(3)	(5)
In-kind redemptions — unaffiliated issuers	59,938,260	2,311,002	2,771,133
Foreign currency transactions	2,095	—	—
Net realized gain (loss)	31,752,013	1,572,162	2,684,483
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(9,438,327)	2,645,277	3,886,679
Investments — affiliated issuers	(3)	—	—
Foreign currency translations	—	—	(1)
Net change in unrealized appreciation/depreciation	(9,438,330)	2,645,277	3,886,678
NET REALIZED AND UNREALIZED GAIN (LOSS)	22,313,683	4,217,439	6,571,161
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 24,936,885	$4,418,362	$6,657,400
See accompanying notes to financial statements.
60

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2021

	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 342,942	$ 13,264,446	$ 1,196,629
Dividend income — affiliated issuers	25	1,600	103
Dividend income — non-cash transactions	—	1,318,489	133,893
Unaffiliated securities lending income	102,553	1,856,526	552,198
Affiliated securities lending income	39,257	4,569,503	617,924
Foreign taxes withheld	(17,543)	(497,848)	(44,279)
TOTAL INVESTMENT INCOME (LOSS)	467,234	20,512,716	2,456,468
EXPENSES
Advisory fee	121,928	3,380,854	569,346
Trustees’ fees and expenses	222	19,611	964
Miscellaneous expenses	—	—	872
TOTAL EXPENSES	122,150	3,400,465	571,182
NET INVESTMENT INCOME (LOSS)	$ 345,084	$ 17,112,251	$ 1,885,286
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,184,721)	(68,888,271)	(18,131,349)
Investments — affiliated issuers	9	(49)	28
In-kind redemptions — unaffiliated issuers	5,848,439	769,095,458	35,852,707
Foreign currency transactions	(87)	3,883	433
Net realized gain (loss)	4,663,640	700,211,021	17,721,819
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,938,712	162,324,617	5,251,967
Investments — affiliated issuers	(4)	—	—
Foreign currency translations	(148)	(2,422)	(8)
Net change in unrealized appreciation/depreciation	2,938,560	162,322,195	5,251,959
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,602,200	862,533,216	22,973,778
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 7,947,284	$879,645,467	$ 24,859,064
See accompanying notes to financial statements.
61

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Kensho Clean Power ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,623,202	$ 371,685
Net realized gain (loss)	31,752,013	3,146,434
Net change in unrealized appreciation/depreciation	(9,438,330)	(709,097)
Net increase (decrease) in net assets resulting from operations	24,936,885	2,809,022
Net equalization credits and charges	1,096,816	93,142
Distributions to shareholders	(2,261,215)	(355,851)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	519,162,987	30,939,640
Cost of shares redeemed	(168,941,797)	(10,254,137)
Net income equalization	(1,096,816)	(93,142)
Net increase (decrease) in net assets from beneficial interest transactions	349,124,374	20,592,361
Net increase (decrease) in net assets during the period	372,896,860	23,138,674
Net assets at beginning of period	29,417,940	6,279,266
NET ASSETS AT END OF PERIOD	$ 402,314,800	$ 29,417,940
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,850,000	660,000
Shares redeemed	(1,640,000)	(230,000)
Net increase (decrease) from share transactions	3,210,000	430,000
See accompanying notes to financial statements.
62

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Final Frontiers ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 200,923	$ 46,037
Net realized gain (loss)	1,572,162	(15,429)
Net change in unrealized appreciation/depreciation	2,645,277	(1,222,245)
Net increase (decrease) in net assets resulting from operations	4,418,362	(1,191,637)
Net equalization credits and charges	17,468	32,834
Distributions to shareholders	(392,351)	(40,085)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	20,084,297	9,916,946
Cost of shares redeemed	(10,405,125)	(3,251,498)
Net income equalization	(17,468)	(32,834)
Net increase (decrease) in net assets from beneficial interest transactions	9,661,704	6,632,614
Net increase (decrease) in net assets during the period	13,705,183	5,433,726
Net assets at beginning of period	8,803,943	3,370,217
NET ASSETS AT END OF PERIOD	$ 22,509,126	$ 8,803,943
SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000	290,000
Shares redeemed	(260,000)	(100,000)
Net increase (decrease) from share transactions	240,000	190,000
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Future Security ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 86,239	$ 214,018
Net realized gain (loss)	2,684,483	1,507,672
Net change in unrealized appreciation/depreciation	3,886,678	(2,377,144)
Net increase (decrease) in net assets resulting from operations	6,657,400	(655,454)
Net equalization credits and charges	77,814	10,600
Distributions to shareholders	(161,621)	(223,349)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	14,386,534	13,473,602
Cost of shares redeemed	(12,850,322)	(13,080,739)
Net income equalization	(77,814)	(10,600)
Net increase (decrease) in net assets from beneficial interest transactions	1,458,398	382,263
Net increase (decrease) in net assets during the period	8,031,991	(485,940)
Net assets at beginning of period	19,397,244	19,883,184
NET ASSETS AT END OF PERIOD	$ 27,429,235	$ 19,397,244
SHARES OF BENEFICIAL INTEREST:
Shares sold	290,000	350,000
Shares redeemed	(290,000)	(350,000)
See accompanying notes to financial statements.
64

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Intelligent Structures ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 345,084	$ 116,658
Net realized gain (loss)	4,663,640	132,909
Net change in unrealized appreciation/depreciation	2,938,560	(402,390)
Net increase (decrease) in net assets resulting from operations	7,947,284	(152,823)
Net equalization credits and charges	27,355	(4,124)
Distributions to shareholders	(371,749)	(120,893)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	62,634,396	1,881,768
Cost of shares redeemed	(23,478,369)	(4,393,427)
Net income equalization	(27,355)	4,124
Net increase (decrease) in net assets from beneficial interest transactions	39,128,672	(2,507,535)
Net increase (decrease) in net assets during the period	46,731,562	(2,785,375)
Net assets at beginning of period	6,281,303	9,066,678
NET ASSETS AT END OF PERIOD	$ 53,012,865	$ 6,281,303
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,420,000	60,000
Shares redeemed	(520,000)	(150,000)
Net increase (decrease) from share transactions	900,000	(90,000)
See accompanying notes to financial statements.
65

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho New Economies Composite ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,112,251	$ 3,639,843
Net realized gain (loss)	700,211,021	23,997,710
Net change in unrealized appreciation/depreciation	162,322,195	6,955,873
Net increase (decrease) in net assets resulting from operations	879,645,467	34,593,426
Net equalization credits and charges	446,101	4,122,435
Distributions to shareholders	(19,138,938)	(3,280,711)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,150,181,464	1,261,249,346
Cost of shares redeemed	(1,890,919,014)	(323,062,360)
Net income equalization	(446,101)	(4,122,435)
Net increase (decrease) in net assets from beneficial interest transactions	258,816,349	934,064,551
Net increase (decrease) in net assets during the period	1,119,768,979	969,499,701
Net assets at beginning of period	1,011,259,613	41,759,912
NET ASSETS AT END OF PERIOD	$ 2,131,028,592	$ 1,011,259,613
SHARES OF BENEFICIAL INTEREST:
Shares sold	35,180,000	35,050,000
Shares redeemed	(30,430,000)	(9,170,000)
Net increase (decrease) from share transactions	4,750,000	25,880,000
See accompanying notes to financial statements.
66

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,885,286	$ 93,027
Net realized gain (loss)	17,721,819	855,719
Net change in unrealized appreciation/depreciation	5,251,959	(55,951)
Net increase (decrease) in net assets resulting from operations	24,859,064	892,795
Net equalization credits and charges	(1,367,163)	37,197
Distributions to shareholders	(1,561,657)	(102,140)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	349,103,006	2,308,408
Cost of shares redeemed	(144,462,300)	(4,743,268)
Net income equalization	1,367,163	(37,197)
Net increase (decrease) in net assets from beneficial interest transactions	206,007,869	(2,472,057)
Net increase (decrease) in net assets during the period	227,938,113	(1,644,205)
Net assets at beginning of period	5,367,203	7,011,408
NET ASSETS AT END OF PERIOD	$ 233,305,316	$ 5,367,203
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,020,000	80,000
Shares redeemed	(2,430,000)	(160,000)
Net increase (decrease) from share transactions	3,590,000	(80,000)
See accompanying notes to financial statements.
67

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Clean Power ETF
	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 49.44	$ 38.06	$29.92
Income (loss) from investment operations:
Net investment income (loss) (a)	1.20	1.04	0.48
Net realized and unrealized gain (loss) (b)	55.34	10.88	7.97
Total from investment operations	56.54	11.92	8.45
Net equalization credits and charges (a)	0.50	0.26	0.06
Distributions to shareholders from:
Net investment income	(0.75)	(0.80)	(0.37)
Net asset value, end of period	$ 105.73	$ 49.44	$38.06
Total return (c)	115.51%	32.40%	28.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$402,315	$29,418	$6,279
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%(d)
Net investment income (loss)	1.15%	2.42%	2.08%(d)
Portfolio turnover rate (e)	43%	37%	24%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
68

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Final Frontiers ETF
	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 30.36	$33.70	$30.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.48	0.29	0.18
Net realized and unrealized gain (loss) (b)	12.32	(3.63)	3.57
Total from investment operations	12.80	(3.34)	3.75
Net equalization credits and charges (a)	0.04	0.21	0.00(c)
Distributions to shareholders from:
Net investment income	(0.73)	(0.21)	(0.18)
Net asset value, end of period	$ 42.47	$30.36	$33.70
Total return (d)	42.54%	(9.34)%	12.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,509	$8,804	$3,370
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%(e)
Net investment income (loss)	1.26%	0.87%	0.89%(e)
Portfolio turnover rate (f)	43%	39%	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
69

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 36.60	$ 37.52	$ 32.83	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.46	0.09	0.03
Net realized and unrealized gain (loss) (b)	15.15	(0.96)	5.44	2.84
Total from investment operations	15.34	(0.50)	5.53	2.87
Net equalization credits and charges (a)	0.17	0.02	(0.30)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.36)	(0.44)	(0.54)	(0.04)
Net asset value, end of period	$ 51.75	$ 36.60	$ 37.52	$32.83
Total return (d)	42.50%	(1.16)%	16.36%	9.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,429	$19,397	$19,883	$8,207
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.42%	1.25%	0.27%	0.20%(e)
Portfolio turnover rate (f)	39%	25%	28%	32%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
70

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 29.91	$30.22	$28.99	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	0.42	0.21	0.11
Net realized and unrealized gain (loss) (b)	17.65	(0.27)	1.23	(1.03)
Total from investment operations	18.21	0.15	1.44	(0.92)
Net equalization credits and charges (a)	0.04	(0.01)	(0.00)(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.40)	(0.45)	(0.21)	(0.09)
Net asset value, end of period	$ 47.76	$29.91	$30.22	$28.99
Total return (d)	61.22%	0.45%	5.01%	(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$53,013	$6,281	$9,067	$4,349
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.46%(e)
Net investment income (loss)	1.27%	1.43%	0.73%	0.67%(e)
Portfolio turnover rate (f)	58%	26%	22%	45%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.
71

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho New Economies Composite ETF
	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 37.27	$ 33.27	$ 30.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	0.43	0.21
Net realized and unrealized gain (loss) (b)	29.61	3.43	2.56
Total from investment operations	30.18	3.86	2.77
Net equalization credits and charges (a)	0.01	0.48	0.44
Distributions to shareholders from:
Net investment income	(0.63)	(0.34)	(0.11)
Net asset value, end of period	$ 66.83	$ 37.27	$ 33.27
Total return (c)	81.27%	13.09%	10.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,131,029	$1,011,260	$41,760
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%(d)
Net investment income (loss)	1.01%	1.27%	0.99%(d)
Portfolio turnover rate (e)	67%	91%	98%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
72

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 31.57	$28.05	$29.77	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.88	0.40	0.24	0.06
Net realized and unrealized gain (loss) (b)	30.70	3.41	(1.20)	(0.24)
Total from investment operations	31.58	3.81	(0.96)	(0.18)
Net equalization credits and charges (a)	(0.64)	0.16	(0.10)	0.01
Distributions to shareholders from:
Net investment income	(0.46)	(0.45)	(0.66)	(0.06)
Net asset value, end of period	$ 62.05	$31.57	$28.05	$29.77
Total return (c)	98.17%	14.48%	(3.22)%	(0.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$233,305	$5,367	$ 7,011	$5,954
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.46%(d)
Net investment income (loss)	1.49%	1.47%	0.85%	0.39%(d)
Portfolio turnover rate (e)	70%	29%	36%	63%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
73

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
74

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
75

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
76

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
77

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Kensho Clean Power ETF	0.45%
SPDR S&P Kensho Final Frontiers ETF	0.45
SPDR S&P Kensho Future Security ETF	0.45
SPDR S&P Kensho Intelligent Structures ETF	0.45
SPDR S&P Kensho New Economies Composite ETF	0.20
SPDR S&P Kensho Smart Mobility ETF	0.45
78

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Funds' Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
79

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR S&P Kensho Clean Power ETF	$ 97,396,306	$ 96,936,608
SPDR S&P Kensho Final Frontiers ETF	6,819,515	6,748,807
SPDR S&P Kensho Future Security ETF	7,986,932	7,914,233
SPDR S&P Kensho Intelligent Structures ETF	16,513,981	15,776,621
SPDR S&P Kensho New Economies Composite ETF	1,100,604,516	1,098,573,986
SPDR S&P Kensho Smart Mobility ETF	89,149,767	86,530,505
80

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

For the year ended June 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Kensho Clean Power ETF	$ 508,570,474	$ 159,085,195	$ 59,938,260
SPDR S&P Kensho Final Frontiers ETF	20,079,461	10,481,362	2,311,002
SPDR S&P Kensho Future Security ETF	12,646,223	11,005,222	2,771,133
SPDR S&P Kensho Intelligent Structures ETF	62,621,660	23,647,629	5,848,439
SPDR S&P Kensho New Economies Composite ETF	2,078,497,233	1,819,623,057	769,095,458
SPDR S&P Kensho Smart Mobility ETF	349,064,126	144,862,286	35,852,707
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
81

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for corporate actions, in-kind transactions, foreign currencies, passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Kensho Clean Power ETF	$ 2,261,215	$—	$ 2,261,215
SPDR S&P Kensho Final Frontiers ETF	392,351	—	392,351
SPDR S&P Kensho Future Security ETF	161,621	—	161,621
SPDR S&P Kensho Intelligent Structures ETF	371,749	—	371,749
SPDR S&P Kensho New Economies Composite ETF	19,138,938	—	19,138,938
SPDR S&P Kensho Smart Mobility ETF	1,561,657	—	1,561,657
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Kensho Clean Power ETF	$ 355,851	$ —	$ 355,851
SPDR S&P Kensho Final Frontiers ETF	40,085	—	40,085
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Kensho Future Security ETF	$ 223,349	$—	$ 223,349
SPDR S&P Kensho Intelligent Structures ETF	120,893	—	120,893
SPDR S&P Kensho New Economies Composite ETF	3,280,711	—	3,280,711
SPDR S&P Kensho Smart Mobility ETF	102,140	—	102,140
At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR S&P Kensho Clean Power ETF	$ 385,905	$ (28,614,810)	$—	$ (9,799,502)	$(38,028,407)
SPDR S&P Kensho Final Frontiers ETF	6,963	(1,244,917)	—	1,678,606	440,652
SPDR S&P Kensho Future Security ETF	—	(1,139,306)	—	2,912,528	1,773,222
SPDR S&P Kensho Intelligent Structures ETF	—	(1,703,165)	—	2,561,870	858,705
SPDR S&P Kensho New Economies Composite ETF	6,252,499	(106,985,504)	—	166,582,234	65,849,229
SPDR S&P Kensho Smart Mobility ETF	470,312	(18,941,258)	—	4,805,829	(13,665,117)
As of June 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P Kensho Clean Power ETF	$ 28,317,876	$ 296,934
SPDR S&P Kensho Final Frontiers ETF	779,516	465,401
SPDR S&P Kensho Future Security ETF	565,138	574,168
SPDR S&P Kensho Intelligent Structures ETF	1,279,385	423,780
SPDR S&P Kensho New Economies Composite ETF	102,540,600	4,444,904
SPDR S&P Kensho Smart Mobility ETF	17,922,429	1,018,829
83

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Kensho Clean Power ETF	$ 445,082,626	$ 14,225,813	$24,025,315	$ (9,799,502)
SPDR S&P Kensho Final Frontiers ETF	21,358,278	1,829,818	151,212	1,678,606
SPDR S&P Kensho Future Security ETF	24,760,454	3,293,835	381,307	2,912,528
SPDR S&P Kensho Intelligent Structures ETF	56,034,532	3,315,065	753,033	2,562,032
SPDR S&P Kensho New Economies Composite ETF	2,145,979,741	208,630,183	42,045,307	166,584,876
SPDR S&P Kensho Smart Mobility ETF	260,034,883	11,938,298	7,132,459	4,805,839
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds,
84

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Kensho Clean Power ETF	$ 74,137,598	$ 33,447,164	$ 43,956,347	$ 77,403,511
SPDR S&P Kensho Final Frontiers ETF	506,896	521,979	—	521,979
SPDR S&P Kensho Future Security ETF	1,002,855	236,289	843,209	1,079,498
SPDR S&P Kensho Intelligent Structures ETF	6,472,577	5,646,547	1,135,281	6,781,828
SPDR S&P Kensho New Economies Composite ETF	334,100,933	183,542,647	166,046,487	349,589,134
SPDR S&P Kensho Smart Mobility ETF	55,307,720	31,673,974	25,903,161	57,577,135
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Kensho Clean Power ETF	Common Stocks	$ 33,447,164	$—	$—	$—	$ 33,447,164	$ 33,447,164
SPDR S&P Kensho Final Frontiers ETF	Common Stocks	521,979	—	—	—	521,979	521,979
SPDR S&P Kensho Future Security ETF	Common Stocks	236,289	—	—	—	236,289	236,289
SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	5,646,547	—	—	—	5,646,547	5,646,547
SPDR S&P Kensho New Economies Composite ETF	Common Stocks	183,542,647	—	—	—	183,542,647	183,542,647
SPDR S&P Kensho Smart Mobility ETF	Common Stocks	31,673,974	—	—	—	31,673,974	31,673,974
85

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of
86

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
87

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF and SPDR S& P Kensho Smart Mobility ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S& P Kensho New Economies Composite ETF and SPDR S&P Kensho Smart Mobility ETF (collectively, the “Funds”) (six of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting SPDR® Series Trust) at June 30, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR S&P Kensho Future Security ETF SPDR S&P Kensho Intelligent Structures ETF SPDR S&P Kensho Smart Mobility ETF	For the year ended June 30, 2021	For each of the two years in the period ended June 30, 2021	For each of the three years in the period ended June 30, 2021 and the period from December 27, 2017 (commencement of operations) through June 30, 2018
SPDR S&P Kensho Clean Power ETF SPDR S&P Kensho Final Frontiers ETF SPDR S&P Kensho New Economies Composite ETF	For the year ended June 30, 2021	For each of the two years in the period ended June 30, 2021	For each of the two years in the period ended June 30, 2021 and the period from October 23, 2018 (commencement of operations) through June 30, 2019
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SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
Annualized Expense Ratio	0.45%	0.45%	0.45%
Actual:
Ending Account Value	$ 981.90	$ 1,112.50	$1,125.50
Expenses Paid During Period(a)	2.21	2.36	2.37
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.60	1,022.60	1,022.60
Expenses Paid During Period(a)	2.26	2.26	2.26
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
Annualized Expense Ratio	0.45%	0.20%	0.45%
Actual:
Ending Account Value	$1,141.70	$1,166.40	$1,139.80
Expenses Paid During Period(a)	2.39	1.07	2.39
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.60	1,023.80	1,022.60
Expenses Paid During Period(a)	2.26	1.00	2.26
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
91

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
92

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
93

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
95

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
96

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
97

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
& Income Fund (Trustee).
98

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
99

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
100

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
101

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
KENSHO© is a registered service mark of Kensho Technologies Inc. ("Kensho"), and all Kensho financial indices in the Kensho New Economies© family and such indices' corresponding service marks have been licensed by the Licensee in connection with the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho Smart Mobility ETF and SPDR S&P Kensho Future Security ETF (collectively, the "SPDR ETFs"). The SPDR ETFs are not marketed, sold, or sponsored by Kensho, Kensho's affiliates, or Kensho's third party licensors.
Kensho is not an investment adviser or broker dealer and Kensho makes no representation regarding the advisability of investing in any investment fund, other investment vehicle, security or other financial product regardless of whether or not it is based on, derived from, or included as a constituent of any Kensho New Economies© family index. Kensho bears no responsibility or liability for any business decision, input, recommendation, or action taken based on Kensho indices or any products based on, derived from, or included as a constituent of any such index. All referenced names and trademarks are the property of their respective owners.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRKENSHOAR

Annual Report
June 30, 2021
SPDR® Series Trust - Equity Funds
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P MidCap 400 Growth Index measures the performance of the mid-capitalization growth segment in the U.S. equity market.
The S&P MidCap 400 Value Index measures the performance of the mid-capitalization value segment in the U.S. equity market.
The S&P SmallCap 600 Index measures the performance of the small-capitalization segment in the U.S. equity market.
The S&P SmallCap 600 Growth Index measures the performance of the small-capitalization growth segment in the U.S. equity market.
The S&P SmallCap 600 Value Index measures the performance of the small-capitalization value segment in the U.S. equity market.
See accompanying notes to financial statements.
1

SPDR S&P 400 MID CAP GROWTH ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P MidCap 400 Growth Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 45.10%, and the Index was 45.43%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Led by the United States, economic growth rebounded strongly across the globe in the third quarter of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. The SPDR S&P 400 Mid Cap Growth ETF gained 6.90% during the third quarter.
In the U.S., election results contributed to the Index where it The SPDR S&P 400 Mid Cap Growth ETF gained 20.98% during the fourth quarter of 2020. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. U.S. lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals.
The SPDR S&P 400 Mid Cap Growth ETF gained 8.52% in the first quarter of 2021 with data showing economic recovery gathering pace on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Although manufacturing continued to expand strongly across regions, services growth improved only in the United States (U.S.) and the United Kingdom (U.K.) and lagged in rest of Europe. Emergence of new variants of Coronavirus and a pick-up in inflation caused by cost pressures across supply chains remained key risks to growth momentum. On the fiscal front, the U.S. Congress passed a third major stimulus package in the form of a US$1.9 trillion American Rescue Plan backed by U.S. President Joe Biden. On the monetary policy front, despite markets pricing in higher growth and inflation being at the long end of the curve, the U.S. Fed reiterated its accommodative monetary policy stance and did not expect to raise interest rates in near future.
As global growth recovery broadened in the second quarter of 2021 aided by accelerated vaccine rollout in the United States and Europe and the momentum shifting away from China, The SPDR S&P 400 Mid Cap Growth ETF gained an additional 3.39%. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. On the fiscal front, U.S. President Joe Biden secured an infrastructure package deal worth US$1 trillion, which, however, fell
See accompanying notes to financial statements.
2

SPDR S&P 400 MID CAP GROWTH ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
short of the US$2.3 trillion plan proposed in March. On the monetary policy front, although the U.S. Fed reiterated that the rise in inflation is transitory, its tone was more hawkish. The Fed acknowledged discussions around tapering and indicated the possibility of at least two hikes by end-2023 through its “dot plot” projections
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Generac Holdings Inc., SolarEdge Technologies, Inc., and Enphase Energy, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Teradyne, Inc., Exelixis, Inc., and Quidel Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR S&P 400 Mid Cap Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Growth Index	Net Asset Value	Market Value	S&P MidCap 400 Growth Index
ONE YEAR	45.10%	45.13%	45.43%	45.10%	45.13%	45.43%
FIVE YEARS	101.58%	101.36%	103.34%	15.05%	15.03%	15.25%
TEN YEARS	223.22%	223.44%	228.50%	12.45%	12.46%	12.63%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR S&P 400 Mid Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Bio-Techne Corp.	1.6%
Cognex Corp.	1.4
Fair Isaac Corp.	1.3
SolarEdge Technologies, Inc.	1.3
Graco, Inc.	1.2
FactSet Research Systems, Inc.	1.2
Brown & Brown, Inc.	1.1
Masimo Corp.	1.1
Williams-Sonoma, Inc.	1.1
Trex Co., Inc.	1.1
TOTAL	12.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	19.8%
Industrials	19.0
Health Care	18.2
Consumer Discretionary	16.2
Financials	8.6
Materials	5.3
Real Estate	5.2
Consumer Staples	3.1
Communication Services	2.3
Energy	1.6
Utilities	0.6
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P 400 MID CAP VALUE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P MidCap 400 Value Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 61.10%, and the Index was 61.43%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, and cash drag contributed to the difference between the Fund’s performance and that of the Index.
When the COVID-19 pandemic initially hit, global market performance suffered. As companies settled in and adapted to having a majority of the workforce working from home, where they could, the U.S. economy rebounded in the second half of 2020.
The United States stock market responded positively to the 2020 Presidential election results. U.S. Midcap value stocks were no exception as the Index gained more than 28% in the fourth quarter of 2020.
Solid returns of the Index continued into the first half of 2021 as the United States successfully rolled out a COVID-19 vaccination plan across the country. The Index was up almost 23% in the first half of 2021.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were XPO Logistics, Inc., Darling Ingredients Inc., and Penn National Gaming, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Strategic Education, Inc., Transocean Ltd., and Nektar Therapeutics.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR S&P 400 Mid Cap Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Value Index	Net Asset Value	Market Value	S&P MidCap 400 Value Index
ONE YEAR	61.10%	61.14%	61.43%	61.10%	61.14%	61.43%
FIVE YEARS	81.32%	81.14%	82.68%	12.64%	12.62%	12.81%
TEN YEARS	201.76%	201.71%	207.24%	11.68%	11.68%	11.88%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR S&P 400 Mid Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Steel Dynamics, Inc.	0.9%
East West Bancorp, Inc.	0.8
Owens Corning	0.8
Jones Lang LaSalle, Inc.	0.8
Lear Corp.	0.8
Reliance Steel & Aluminum Co.	0.8
UGI Corp.	0.8
First Horizon Corp.	0.8
AECOM	0.7
Alleghany Corp.	0.7
TOTAL	7.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	20.8%
Industrials	17.1
Consumer Discretionary	13.6
Real Estate	13.5
Information Technology	9.6
Materials	7.3
Utilities	5.7
Health Care	4.7
Consumer Staples	3.7
Energy	2.4
Communication Services	1.3
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P 600 Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P Small Cap 600 Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 67.27%, and the Index was 67.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and the impact of cash contributed to the difference between the Fund’s performance and that of the Index.
Led by the United States, economic growth rebounded strongly across the globe in the third quarter of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. The SPDR S&P 600 Small Cap ETF gained 3.17% during the third quarter.
In the U.S., election results contributed to the Index where it The SPDR S&P 600 Small Cap ETF gained 31.26% during the fourth quarter of 2020. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. U.S. lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals.
The SPDR S&P 600 Small Cap ETF gained 18.23% in the first quarter of 2021 with data showing economic recovery gathering pace on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Although manufacturing continued to expand strongly across regions, services growth improved only in the United States (U.S.) and the United Kingdom (U.K.) and lagged in rest of Europe. Emergence of new variants of Coronavirus and a pick-up in inflation caused by cost pressures across supply chains remained key risks to growth momentum. On the fiscal front, the U.S. Congress passed a third major stimulus package in the form of a US$1.9 trillion American Rescue Plan backed by U.S. President Joe Biden. On the monetary policy front, despite markets pricing in higher growth and inflation being at the long end of the curve, the U.S. Fed reiterated its accommodative monetary policy stance and did not expect to raise interest rates in near future.
As global growth recovery broadened in the second quarter of 2021 aided by accelerated vaccine rollout in the United States and Europe and the momentum shifting away from China, the SPDR S&P 600 Small Cap ETF gained an additional 4.48%. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. On the fiscal front, U.S. President Joe Biden secured an infrastructure package deal worth US$1 trillion, which, however, fell
See accompanying notes to financial statements.
9

SPDR S&P 600 Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
short of the US$2.3 trillion plan proposed in March. On the monetary policy front, although the U.S. Fed reiterated that the rise in inflation is transitory, its tone was more hawkish. The Fed acknowledged discussions around tapering and indicated the possibility of at least two hikes by end-2023 through its “dot plot” projections.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Cleveland-Cliffs Inc, Capri Holdings Limited, and GameStop Corp. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Neogen Corporation, Bottomline Technologies (de), Inc., and eHealth, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
10

SPDR S&P 600 Small Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Index	Net Asset Value	Market Value	S&P SmallCap 600 Index
ONE YEAR	67.27%	67.35%	67.40%	67.27%	67.35%	67.40%
FIVE YEARS	107.81%	107.74%	108.45%	15.75%	15.75%	15.82%
TEN YEARS	250.90%	250.85%	254.47%	13.38%	13.37%	13.49%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
11

SPDR S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
GameStop Corp. Class A	1.1%
Omnicell, Inc.	0.6
Macy's, Inc.	0.6
Saia, Inc.	0.5
NeoGenomics, Inc.	0.5
Chart Industries, Inc.	0.5
MicroStrategy, Inc. Class A	0.5
3D Systems Corp.	0.5
Power Integrations, Inc.	0.5
Agree Realty Corp. REIT	0.4
TOTAL	5.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	17.5%
Industrials	17.0
Consumer Discretionary	14.9
Information Technology	13.7
Health Care	11.8
Real Estate	7.7
Materials	5.2
Energy	4.7
Consumer Staples	4.2
Communication Services	1.7
Utilities	1.5
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P 600 Small Cap Growth ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth ”characteristics. The Fund’s benchmark is the S&P SmallCap 600 Growth Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 57.23%, and the Index was 57.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of individual security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance in all four quarters of the Reporting Period. Performance in the first quarter of the Reporting Period was driven by progress in fighting the COVID-19 pandemic and signs of an economic recovery. The Fund’s performance in the second quarter of the Reporting Period was helped by progress on vaccinations, a resolution to the presidential election in the U.S., increased mergers and acquisitions activity and strong macro data which helped offset worries of a more contagious strain of the virus. Positive performance continued in the third quarter of the Reporting Period on optimism about the reopening and recovery of the economy, more widespread availability of the COVID-19 vaccine and dovish signals from the Fed. The Fund’s positive performance extended into the fourth quarter of the Reporting Period on the back of continued reopening of the U.S. and global economies, the lifting of COVID restrictions across the country, accommodative Fed policy and strong earnings data.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were GameStop Corp. Class A, Crocs, Inc., and Lithia Motors, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Fox Factory Holding Corp., eHealth, Inc., and Cogent Communications Holdings Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
13

SPDR S&P 600 Small Cap Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index
ONE YEAR	57.23%	57.34%	57.49%	57.23%	57.34%	57.49%
FIVE YEARS	116.81%	116.65%	118.43%	16.74%	16.72%	16.91%
TEN YEARS	263.75%	264.01%	268.95%	13.78%	13.79%	13.95%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
14

SPDR S&P 600 Small Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Omnicell, Inc.	1.3%
GameStop Corp. Class A	1.1
Saia, Inc.	1.1
NeoGenomics, Inc.	1.1
Chart Industries, Inc.	1.1
MicroStrategy, Inc. Class A	1.1
Power Integrations, Inc.	1.0
Exponent, Inc.	1.0
Innovative Industrial Properties, Inc. REIT	0.9
Ensign Group, Inc.	0.9
TOTAL	10.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	20.2%
Health Care	18.0
Industrials	17.4
Consumer Discretionary	15.2
Financials	10.2
Real Estate	5.2
Consumer Staples	4.9
Materials	4.0
Energy	2.4
Communication Services	1.5
Utilities	0.9
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(5.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR S&P 600 Small Cap Value ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Value Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 76.93%, and the Index was 77.26%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of individual security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance in all four quarters of the Reporting Period. Performance in the first quarter of the Reporting Period was driven by progress in fighting the COVID-19 pandemic and signs of an economic recovery. The Fund’s performance in the second quarter of the Reporting Period was helped by progress on vaccinations, a resolution to the presidential election in the U.S., increased mergers and acquisitions activity and strong macro data which helped offset worries of a more contagious strain of the virus. Positive performance continued in the third quarter of the Reporting Period on optimism about the reopening and recovery of the economy, more widespread availability of the COVID-19 vaccine and dovish signals from the Fed. The Fund’s positive performance extended into the fourth quarter of the Reporting Period on the back of continued reopening of the U.S. and global economies, the lifting of COVID restrictions across the country, accommodative Fed policy and strong earnings data.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Capri Holdings Limited, Signet Jewelers Limited, and GameStop Corp. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Garrett Motion Inc, Cal-Maine Foods, Inc., and Luminex Corp..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
16

SPDR S&P 600 Small Cap Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Value Index	Net Asset Value	Market Value	S&P SmallCap 600 Value Index
ONE YEAR	76.93%	76.99%	77.26%	76.93%	76.99%	77.26%
FIVE YEARS	95.32%	95.10%	96.14%	14.33%	14.30%	14.42%
TEN YEARS	231.13%	231.31%	235.94%	12.72%	12.73%	12.88%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
17

SPDR S&P 600 Small Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
GameStop Corp. Class A	1.1%
Macy's, Inc.	1.0
PDC Energy, Inc.	0.8
Resideo Technologies, Inc.	0.8
Signet Jewelers, Ltd.	0.8
Pacific Premier Bancorp, Inc.	0.7
BankUnited, Inc.	0.7
First Hawaiian, Inc.	0.7
Assured Guaranty, Ltd.	0.6
Bed Bath & Beyond, Inc.	0.6
TOTAL	7.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	23.8%
Industrials	16.7
Consumer Discretionary	14.7
Real Estate	9.8
Information Technology	8.1
Health Care	6.5
Energy	6.5
Materials	6.2
Consumer Staples	3.5
Utilities	2.1
Communication Services	1.9
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	98,876	$ 17,481,277
Curtiss-Wright Corp.	23,217	2,757,251
Mercury Systems, Inc. (a)	85,388	5,659,516
		25,898,044
AIR FREIGHT & LOGISTICS — 0.7%
XPO Logistics, Inc. (a)	80,740	11,294,719
AUTO COMPONENTS — 1.2%
Fox Factory Holding Corp. (a)	64,151	9,985,745
Gentex Corp.	215,695	7,137,347
Visteon Corp. (a) (b)	20,452	2,473,465
		19,596,557
BANKS — 1.7%
Commerce Bancshares, Inc.	76,936	5,736,348
First Financial Bankshares, Inc.	138,870	6,822,683
Glacier Bancorp, Inc.	73,268	4,035,602
PacWest Bancorp	49,863	2,052,361
Signature Bank	30,492	7,490,360
Umpqua Holdings Corp.	145,476	2,684,032
		28,821,386
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	14,098	14,391,238
BIOTECHNOLOGY — 3.4%
Arrowhead Pharmaceuticals, Inc. (a)	159,210	13,185,772
Emergent BioSolutions, Inc. (a)	69,875	4,401,426
Exelixis, Inc. (a)	478,655	8,721,094
Halozyme Therapeutics, Inc. (a)	204,451	9,284,120
Ligand Pharmaceuticals, Inc. (a)	13,439	1,763,063
Neurocrine Biosciences, Inc. (a)	144,084	14,022,255
United Therapeutics Corp. (a)	28,798	5,166,649
		56,544,379
BUILDING PRODUCTS — 2.5%
Builders FirstSource, Inc. (a)	155,017	6,613,025
Lennox International, Inc.	31,043	10,889,884
Simpson Manufacturing Co., Inc.	66,458	7,339,622
See accompanying notes to financial statements.
19

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Trex Co., Inc. (a) (b)	176,276	$ 18,017,170
		42,859,701
CAPITAL MARKETS — 2.7%
Evercore, Inc. Class A	39,465	5,555,488
FactSet Research Systems, Inc.	57,860	19,418,395
Federated Hermes, Inc.	60,088	2,037,584
Interactive Brokers Group, Inc. Class A	123,356	8,108,190
SEI Investments Co.	92,360	5,723,549
Stifel Financial Corp.	67,746	4,394,005
		45,237,211
CHEMICALS — 2.5%
Ashland Global Holdings, Inc.	30,163	2,639,263
Chemours Co.	114,038	3,968,522
Ingevity Corp. (a)	30,318	2,466,672
NewMarket Corp.	4,329	1,393,851
RPM International, Inc.	122,672	10,878,553
Scotts Miracle-Gro Co.	62,355	11,967,172
Sensient Technologies Corp.	31,069	2,689,333
Valvoline, Inc.	166,718	5,411,666
		41,415,032
COMMERCIAL SERVICES & SUPPLIES — 2.4%
Brink's Co.	28,693	2,204,770
Clean Harbors, Inc. (a)	30,014	2,795,504
IAA, Inc. (a)	206,401	11,257,110
MSA Safety, Inc.	55,755	9,231,913
Stericycle, Inc. (a)	54,809	3,921,584
Tetra Tech, Inc.	83,191	10,152,630
		39,563,511
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	88,410	5,029,645
Lumentum Holdings, Inc. (a) (b)	116,017	9,516,874
		14,546,519
CONSTRUCTION & ENGINEERING — 0.2%
Valmont Industries, Inc.	13,324	3,145,130
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	39,905	5,670,900
See accompanying notes to financial statements.
20

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
CONSUMER FINANCE — 1.0%
LendingTree, Inc. (a)	16,814	$ 3,562,550
Prog Holdings, Inc.	47,521	2,287,186
SLM Corp.	493,272	10,329,116
		16,178,852
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	60,990	8,589,832
Silgan Holdings, Inc.	52,471	2,177,546
		10,767,378
DIVERSIFIED CONSUMER SERVICES — 0.7%
Grand Canyon Education, Inc. (a)	26,239	2,360,723
Service Corp. International	154,119	8,259,237
WW International, Inc. (a) (b)	28,919	1,045,133
		11,665,093
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Iridium Communications, Inc. (a) (b)	110,630	4,424,094
ELECTRIC UTILITIES — 0.1%
PNM Resources, Inc.	51,074	2,490,879
ELECTRICAL EQUIPMENT — 1.8%
EnerSys	31,938	3,121,301
Hubbell, Inc.	49,963	9,335,087
Regal Beloit Corp.	31,274	4,175,392
Sunrun, Inc. (a) (b)	245,515	13,694,826
		30,326,606
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Cognex Corp.	269,803	22,676,942
Coherent, Inc. (a)	12,685	3,353,153
II-VI, Inc. (a) (b)	160,606	11,658,390
Littelfuse, Inc.	37,610	9,582,652
National Instruments Corp.	90,884	3,842,575
		51,113,712
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (a)	117,293	3,008,565
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	41,298	2,390,741
See accompanying notes to financial statements.
21

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.2%
American Campus Communities, Inc. REIT	82,398	$ 3,849,634
Camden Property Trust REIT	69,881	9,271,112
CoreSite Realty Corp. REIT	41,570	5,595,322
CyrusOne, Inc. REIT	187,259	13,392,764
EastGroup Properties, Inc. REIT	35,333	5,810,512
First Industrial Realty Trust, Inc. REIT	100,243	5,235,692
Healthcare Realty Trust, Inc. REIT	85,360	2,577,872
Lamar Advertising Co. Class A REIT	65,840	6,875,013
Life Storage, Inc. REIT	59,725	6,411,479
Medical Properties Trust, Inc. REIT	345,260	6,939,726
National Storage Affiliates Trust REIT	64,251	3,248,531
PotlatchDeltic Corp. REIT	38,803	2,062,379
PS Business Parks, Inc. REIT	14,374	2,128,502
Rayonier, Inc. REIT	84,713	3,043,738
Rexford Industrial Realty, Inc. REIT	120,809	6,880,072
STORE Capital Corp. REIT	135,019	4,659,506
		87,981,854
FOOD & STAPLES RETAILING — 0.4%
Casey's General Stores, Inc.	21,498	4,184,371
Grocery Outlet Holding Corp. (a) (b)	82,528	2,860,420
		7,044,791
FOOD PRODUCTS — 1.6%
Darling Ingredients, Inc. (a)	249,269	16,825,657
Flowers Foods, Inc.	117,259	2,837,668
Hain Celestial Group, Inc. (a)	77,974	3,128,317
Lancaster Colony Corp.	17,401	3,367,267
Tootsie Roll Industries, Inc. (b)	11,403	386,676
		26,545,585
HEALTH CARE EQUIPMENT & SUPPLIES — 4.7%
Globus Medical, Inc. Class A (a)	118,468	9,184,824
Haemonetics Corp. (a)	43,216	2,879,914
Hill-Rom Holdings, Inc.	42,929	4,876,305
ICU Medical, Inc. (a)	15,356	3,160,265
Integra LifeSciences Holdings Corp. (a)	54,356	3,709,253
Masimo Corp. (a)	77,268	18,733,627
Neogen Corp. (a)	97,199	4,475,042
Penumbra, Inc. (a)	52,003	14,251,942
Quidel Corp. (a) (b)	58,783	7,531,278
See accompanying notes to financial statements.
22

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
STAAR Surgical Co. (a)	71,359	$ 10,882,248
		79,684,698
HEALTH CARE PROVIDERS & SERVICES — 4.3%
Acadia Healthcare Co., Inc. (a)	52,017	3,264,067
Amedisys, Inc. (a)	49,756	12,186,737
Chemed Corp.	24,394	11,574,953
Encompass Health Corp.	85,238	6,651,121
HealthEquity, Inc. (a) (b)	127,130	10,231,422
LHC Group, Inc. (a)	48,451	9,702,797
Molina Healthcare, Inc. (a)	48,013	12,150,170
Progyny, Inc. (a)	28,129	1,659,611
R1 RCM, Inc. (a)	211,783	4,710,054
		72,130,932
HOTELS, RESTAURANTS & LEISURE — 3.8%
Boyd Gaming Corp. (a)	66,832	4,109,500
Choice Hotels International, Inc.	23,152	2,751,847
Churchill Downs, Inc.	53,124	10,532,364
Jack in the Box, Inc.	33,975	3,786,174
Papa John's International, Inc.	50,578	5,282,366
Scientific Games Corp. Class A (a)	49,853	3,860,616
Six Flags Entertainment Corp. (a)	44,864	1,941,714
Texas Roadhouse, Inc.	100,374	9,655,979
Travel + Leisure Co.	51,473	3,060,070
Wendy's Co.	272,402	6,379,655
Wingstop, Inc.	45,180	7,121,723
Wyndham Hotels & Resorts, Inc.	76,555	5,534,161
		64,016,169
HOUSEHOLD DURABLES — 2.0%
Helen of Troy, Ltd. (a) (b)	37,285	8,505,454
Tempur Sealy International, Inc.	279,795	10,965,166
Toll Brothers, Inc.	75,761	4,379,744
TopBuild Corp. (a) (b)	50,455	9,978,990
		33,829,354
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	42,560	1,829,229
INDUSTRIAL CONGLOMERATES — 0.5%
Carlisle Cos., Inc.	46,213	8,844,244
See accompanying notes to financial statements.
23

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
INSURANCE — 3.0%
Brighthouse Financial, Inc. (a)	131,078	$ 5,969,292
Brown & Brown, Inc.	357,373	18,990,801
Kinsale Capital Group, Inc.	32,815	5,406,928
Primerica, Inc.	60,358	9,243,224
RenaissanceRe Holdings, Ltd.	43,193	6,427,982
RLI Corp.	35,992	3,764,404
		49,802,631
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc. (a)	54,388	2,191,837
Yelp, Inc. (a)	54,045	2,159,638
		4,351,475
INTERNET & DIRECT MARKETING RETAIL — 0.0% (c)
Just Eat Takeaway.com NV ADR (a)	1	18
IT SERVICES — 1.8%
Concentrix Corp. (a)	30,681	4,933,505
Genpact, Ltd.	163,507	7,428,123
LiveRamp Holdings, Inc. (a)	54,207	2,539,598
MAXIMUS, Inc.	57,916	5,094,870
Sabre Corp. (a) (b)	174,229	2,174,378
WEX, Inc. (a)	39,043	7,570,438
		29,740,912
LEISURE EQUIPMENT & PRODUCTS — 2.2%
Brunswick Corp.	65,118	6,487,055
Callaway Golf Co. (a)	103,124	3,478,373
Mattel, Inc. (a)	534,080	10,735,008
Polaris, Inc.	41,667	5,706,712
YETI Holdings, Inc. (a) (b)	114,969	10,556,454
		36,963,602
LIFE SCIENCES TOOLS & SERVICES — 4.7%
Bio-Techne Corp.	59,463	26,773,811
Medpace Holdings, Inc. (a)	41,895	7,399,914
PRA Health Sciences, Inc. (a)	98,925	16,343,399
Repligen Corp. (a)	78,131	15,596,510
Syneos Health, Inc. (a)	153,949	13,776,896
		79,890,530
MACHINERY — 6.1%
AGCO Corp.	39,441	5,142,317
See accompanying notes to financial statements.
24

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Donaldson Co., Inc.	95,928	$ 6,094,306
Graco, Inc.	258,787	19,590,176
ITT, Inc.	59,193	5,421,487
Lincoln Electric Holdings, Inc.	91,551	12,058,182
Middleby Corp. (a)	52,011	9,011,426
Nordson Corp.	52,260	11,471,593
Terex Corp.	40,171	1,912,943
Timken Co.	104,524	8,423,589
Toro Co.	163,551	17,970,984
Woodward, Inc.	46,383	5,699,543
		102,796,546
MEDIA — 1.7%
Cable One, Inc. (b)	8,327	15,927,969
New York Times Co. Class A	222,309	9,681,557
TEGNA, Inc.	134,107	2,515,847
		28,125,373
METALS & MINING — 1.5%
Cleveland-Cliffs, Inc. (a) (b)	703,730	15,172,419
Compass Minerals International, Inc.	25,368	1,503,308
Royal Gold, Inc.	58,076	6,626,471
Worthington Industries, Inc.	30,467	1,863,971
		25,166,169
MULTILINE RETAIL — 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	87,214	7,337,314
OIL, GAS & CONSUMABLE FUELS — 1.4%
Antero Midstream Corp. (b)	439,238	4,563,683
Cimarex Energy Co.	75,993	5,505,693
CNX Resources Corp. (a)	338,526	4,624,265
EQT Corp. (a)	162,643	3,620,433
Equitrans Midstream Corp.	279,958	2,382,443
Targa Resources Corp.	79,914	3,552,177
		24,248,694
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp. (b)	85,881	5,177,765
PERSONAL PRODUCTS — 0.1%
Nu Skin Enterprises, Inc. Class A	42,711	2,419,578
See accompanying notes to financial statements.
25

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
PHARMACEUTICALS — 1.1%
Jazz Pharmaceuticals PLC (a)	92,154	$ 16,370,237
Nektar Therapeutics (a) (b)	107,813	1,850,071
		18,220,308
PROFESSIONAL SERVICES — 1.6%
ASGN, Inc. (a)	81,260	7,876,532
CACI International, Inc. Class A (a)	15,514	3,957,932
FTI Consulting, Inc. (a)	52,275	7,141,288
Insperity, Inc.	54,623	4,936,280
Science Applications International Corp. (b)	34,891	3,060,987
		26,973,019
ROAD & RAIL — 1.0%
Knight-Swift Transportation Holdings, Inc.	187,278	8,513,658
Landstar System, Inc.	36,838	5,821,141
Werner Enterprises, Inc.	40,944	1,822,827
		16,157,626
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.8%
Amkor Technology, Inc. (b)	49,999	1,183,476
Brooks Automation, Inc.	113,774	10,840,387
Cirrus Logic, Inc. (a)	38,148	3,247,158
CMC Materials, Inc.	44,484	6,705,518
Cree, Inc. (a) (b)	176,669	17,301,195
First Solar, Inc. (a)	130,000	11,766,300
Lattice Semiconductor Corp. (a)	209,256	11,756,002
MKS Instruments, Inc.	84,724	15,076,636
Semtech Corp. (a)	98,896	6,804,045
Silicon Laboratories, Inc. (a)	39,394	6,037,130
SolarEdge Technologies, Inc. (a)	79,121	21,866,671
Synaptics, Inc. (a) (b)	25,796	4,013,342
Universal Display Corp.	65,717	14,610,860
		131,208,720
SOFTWARE — 6.3%
ACI Worldwide, Inc. (a)	97,202	3,610,082
Aspen Technology, Inc. (a)	71,654	9,855,291
Blackbaud, Inc. (a)	33,249	2,545,876
CDK Global, Inc.	93,746	4,658,239
Ceridian HCM Holding, Inc. (a)	118,449	11,361,628
CommVault Systems, Inc. (a)	35,140	2,746,894
Envestnet, Inc. (a) (b)	51,047	3,872,425
Fair Isaac Corp. (a)	44,003	22,119,428
See accompanying notes to financial statements.
26

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
J2 Global, Inc. (a)	40,950	$ 5,632,672
Manhattan Associates, Inc. (a)	97,182	14,075,841
Paylocity Holding Corp. (a)	57,562	10,982,830
Qualys, Inc. (a)	51,269	5,162,276
SailPoint Technologies Holding, Inc. (a) (b)	139,170	7,107,412
Teradata Corp. (a)	61,948	3,095,542
		106,826,436
SPECIALTY RETAIL — 4.1%
Five Below, Inc. (a)	85,657	16,554,929
Lithia Motors, Inc.	45,558	15,655,551
RH (a) (b)	25,690	17,443,510
Williams-Sonoma, Inc. (b)	116,425	18,587,251
		68,241,241
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Columbia Sportswear Co.	19,586	1,926,479
Crocs, Inc. (a)	99,676	11,614,247
Deckers Outdoor Corp. (a)	42,495	16,321,055
		29,861,781
THRIFTS & MORTGAGE FINANCE — 0.2%
Essent Group, Ltd.	86,708	3,897,525
TRADING COMPANIES & DISTRIBUTORS — 0.7%
MSC Industrial Direct Co., Inc. Class A	35,853	3,217,090
Watsco, Inc.	31,243	8,955,493
		12,172,583
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	171,126	7,820,458
TOTAL COMMON STOCKS (Cost $1,439,576,523)		1,680,657,407
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	920,301	920,577
See accompanying notes to financial statements.
27

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	29,341,733	$ 29,341,733
TOTAL SHORT-TERM INVESTMENTS (Cost $30,262,310)		30,262,310
TOTAL INVESTMENTS — 101.7% (Cost $1,469,838,833)		1,710,919,717
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(28,833,947)
NET ASSETS — 100.0%		$ 1,682,085,770
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,680,657,407	$—	$—	$1,680,657,407
Short-Term Investments	30,262,310	—	—	30,262,310
TOTAL INVESTMENTS	$1,710,919,717	$—	$—	$1,710,919,717
See accompanying notes to financial statements.
28

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,120,445	$ 1,120,894	$ 71,555,936	$ 71,755,932	$(292)	$(29)	920,301	$ 920,577	$ 1,456
State Street Navigator Securities Lending Portfolio II	29,274,001	29,274,001	666,381,453	666,313,721	—	—	29,341,733	29,341,733	74,787
Total		$30,394,895	$737,937,389	$738,069,653	$(292)	$(29)		$30,262,310	$76,243
See accompanying notes to financial statements.
29

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.7%
Curtiss-Wright Corp.	31,532	$ 3,744,740
Hexcel Corp. (a)	103,017	6,428,261
		10,173,001
AIR FREIGHT & LOGISTICS — 0.5%
XPO Logistics, Inc. (a)	59,128	8,271,416
AIRLINES — 0.4%
JetBlue Airways Corp. (a)	388,409	6,517,503
AUTO COMPONENTS — 2.2%
Adient PLC (a)	114,952	5,195,831
Dana, Inc.	177,937	4,227,783
Gentex Corp.	126,814	4,196,275
Goodyear Tire & Rubber Co. (a)	344,427	5,906,923
Lear Corp.	67,337	11,802,830
Visteon Corp. (a)	17,594	2,127,818
		33,457,460
AUTOMOBILES — 1.1%
Harley-Davidson, Inc.	188,642	8,643,577
Thor Industries, Inc.	67,911	7,673,943
		16,317,520
BANKS — 11.4%
Associated Banc-Corp.	188,049	3,851,243
BancorpSouth Bank	118,594	3,359,768
Bank of Hawaii Corp.	49,293	4,151,456
Bank OZK	149,086	6,285,466
Cathay General Bancorp	91,758	3,611,595
CIT Group, Inc.	121,811	6,284,229
Commerce Bancshares, Inc.	67,616	5,041,449
Cullen/Frost Bankers, Inc.	68,751	7,700,112
East West Bancorp, Inc.	174,527	12,511,841
First Financial Bankshares, Inc.	62,739	3,082,367
First Horizon Corp.	669,463	11,568,321
FNB Corp.	394,102	4,859,278
Fulton Financial Corp.	198,989	3,140,046
Glacier Bancorp, Inc.	58,701	3,233,251
Hancock Whitney Corp.	105,897	4,706,063
Home BancShares, Inc.	187,561	4,629,005
See accompanying notes to financial statements.
30

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
International Bancshares Corp.	68,399	$ 2,937,053
PacWest Bancorp	103,585	4,263,559
Pinnacle Financial Partners, Inc.	93,232	8,231,453
Prosperity Bancshares, Inc.	112,456	8,074,341
Signature Bank	45,392	11,150,545
Sterling Bancorp	237,408	5,885,344
Synovus Financial Corp.	179,708	7,885,587
Texas Capital Bancshares, Inc. (a)	62,093	3,942,285
Trustmark Corp.	77,799	2,396,209
UMB Financial Corp.	53,327	4,962,611
Umpqua Holdings Corp.	154,363	2,847,997
United Bankshares, Inc.	161,944	5,910,956
Valley National Bancorp	496,760	6,671,487
Webster Financial Corp.	111,714	5,958,825
Wintrust Financial Corp.	69,940	5,289,562
		174,423,304
BIOTECHNOLOGY — 0.5%
Ligand Pharmaceuticals, Inc. (a)	9,724	1,275,692
United Therapeutics Corp. (a)	31,556	5,661,462
		6,937,154
BUILDING PRODUCTS — 1.6%
Builders FirstSource, Inc. (a)	127,509	5,439,534
Lennox International, Inc.	17,099	5,998,329
Owens Corning	126,671	12,401,091
		23,838,954
CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc.	50,361	7,766,170
Evercore, Inc. Class A	19,389	2,729,389
Federated Hermes, Inc.	69,213	2,347,013
Janus Henderson Group PLC	210,126	8,154,990
Jefferies Financial Group, Inc.	241,878	8,272,228
SEI Investments Co.	69,987	4,337,094
Stifel Financial Corp.	76,156	4,939,478
		38,546,362
CHEMICALS — 2.8%
Ashland Global Holdings, Inc.	42,907	3,754,362
Avient Corp.	111,535	5,483,060
Cabot Corp.	69,605	3,962,613
Chemours Co.	112,861	3,927,563
Ingevity Corp. (a)	25,436	2,069,473
See accompanying notes to financial statements.
31

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Minerals Technologies, Inc.	41,748	$ 3,284,315
NewMarket Corp.	5,546	1,785,701
Olin Corp.	175,595	8,123,025
RPM International, Inc.	59,488	5,275,396
Sensient Technologies Corp.	26,575	2,300,332
Valvoline, Inc.	88,802	2,882,513
		42,848,353
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Brink's Co.	37,486	2,880,424
Clean Harbors, Inc. (a)	37,812	3,521,810
Healthcare Services Group, Inc.	93,152	2,940,809
Herman Miller, Inc.	72,618	3,423,213
KAR Auction Services, Inc. (a) (b)	149,128	2,617,196
Stericycle, Inc. (a)	67,375	4,820,681
		20,204,133
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	119,786	6,814,626
NetScout Systems, Inc. (a)	89,761	2,561,779
Viasat, Inc. (a)	82,931	4,133,281
		13,509,686
CONSTRUCTION & ENGINEERING — 2.3%
AECOM (a)	177,299	11,226,573
Dycom Industries, Inc. (a)	37,306	2,780,416
EMCOR Group, Inc.	65,945	8,123,765
Fluor Corp. (a) (b)	153,559	2,717,994
MasTec, Inc. (a) (b)	69,371	7,360,263
Valmont Industries, Inc.	15,309	3,613,689
		35,822,700
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	19,633	2,790,046
CONSUMER FINANCE — 0.7%
FirstCash, Inc.	50,597	3,867,635
Navient Corp.	216,125	4,177,696
Prog Holdings, Inc.	44,348	2,134,469
		10,179,800
CONTAINERS & PACKAGING — 1.1%
AptarGroup, Inc.	31,415	4,424,488
Greif, Inc. Class A	33,885	2,051,737
See accompanying notes to financial statements.
32

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Silgan Holdings, Inc.	53,286	$ 2,211,369
Sonoco Products Co.	123,480	8,260,812
		16,948,406
DIVERSIFIED CONSUMER SERVICES — 1.4%
Adtalem Global Education, Inc. (a)	58,798	2,095,561
Graham Holdings Co. Class B	5,076	3,217,676
Grand Canyon Education, Inc. (a)	36,604	3,293,262
H&R Block, Inc.	218,649	5,133,878
Service Corp. International	81,018	4,341,755
Strategic Education, Inc.	30,128	2,291,536
WW International, Inc. (a)	36,092	1,304,365
		21,678,033
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc. (a) (b)	54,582	2,182,734
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	64,141	4,488,587
Hawaiian Electric Industries, Inc.	134,541	5,688,393
IDACORP, Inc.	61,651	6,010,973
OGE Energy Corp.	246,259	8,286,615
PNM Resources, Inc.	64,314	3,136,594
		27,611,162
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	43,082	8,057,627
EnerSys	26,347	2,574,892
Hubbell, Inc.	26,860	5,018,522
nVent Electric PLC	206,106	6,438,751
Regal Beloit Corp.	25,564	3,413,050
		25,502,842
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Arrow Electronics, Inc. (a)	89,844	10,226,943
Avnet, Inc.	122,562	4,912,285
Belden, Inc.	55,634	2,813,411
Coherent, Inc. (a)	19,766	5,224,944
Jabil, Inc.	162,176	9,425,669
National Instruments Corp.	89,005	3,763,131
SYNNEX Corp.	50,432	6,140,600
Vishay Intertechnology, Inc.	163,041	3,676,575
Vontier Corp.	206,137	6,715,944
		52,899,502
See accompanying notes to financial statements.
33

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (a)	136,736	$ 3,507,278
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (a)	133,702	2,934,759
World Wrestling Entertainment, Inc. Class A (b)	22,209	1,285,679
		4,220,438
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 12.7%
American Campus Communities, Inc. REIT	103,173	4,820,243
Apartment Income REIT Corp.	189,865	9,005,297
Brixmor Property Group, Inc. REIT	365,115	8,357,482
Camden Property Trust REIT	63,441	8,416,717
CoreSite Realty Corp. REIT	18,537	2,495,080
Corporate Office Properties Trust REIT	137,965	3,861,640
Cousins Properties, Inc. REIT	181,909	6,690,613
Douglas Emmett, Inc. REIT	203,597	6,844,931
EastGroup Properties, Inc. REIT	20,549	3,379,283
EPR Properties REIT (a)	91,864	4,839,396
First Industrial Realty Trust, Inc. REIT	77,938	4,070,702
Healthcare Realty Trust, Inc. REIT	103,030	3,111,506
Highwoods Properties, Inc. REIT	126,850	5,729,815
Hudson Pacific Properties, Inc. REIT	186,137	5,178,331
JBG SMITH Properties REIT	136,187	4,291,252
Kilroy Realty Corp. REIT	130,527	9,089,900
Lamar Advertising Co. Class A REIT	53,464	5,582,711
Life Storage, Inc. REIT	44,782	4,807,348
Macerich Co. REIT	200,895	3,666,334
Medical Properties Trust, Inc. REIT	432,285	8,688,929
National Retail Properties, Inc. REIT	215,036	10,080,888
National Storage Affiliates Trust REIT	31,098	1,572,315
Omega Healthcare Investors, Inc. REIT	285,068	10,345,118
Park Hotels & Resorts, Inc. REIT (a)	291,719	6,012,329
Pebblebrook Hotel Trust REIT	161,455	3,802,265
Physicians Realty Trust REIT	254,184	4,694,778
PotlatchDeltic Corp. REIT	50,937	2,707,302
PS Business Parks, Inc. REIT	13,214	1,956,729
Rayonier, Inc. REIT	102,438	3,680,597
Rexford Industrial Realty, Inc. REIT	66,331	3,777,550
Sabra Health Care REIT, Inc.	259,362	4,720,388
SL Green Realty Corp. REIT (b)	85,569	6,845,520
Spirit Realty Capital, Inc. REIT	140,532	6,723,051
STORE Capital Corp. REIT	183,084	6,318,229
See accompanying notes to financial statements.
34

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Urban Edge Properties REIT	136,999	$ 2,616,681
Weingarten Realty Investors REIT	146,640	4,702,745
		193,483,995
FOOD & STAPLES RETAILING — 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	168,403	8,012,615
Casey's General Stores, Inc.	27,660	5,383,743
Grocery Outlet Holding Corp. (a) (b)	41,352	1,433,260
Sprouts Farmers Market, Inc. (a)	144,671	3,595,074
		18,424,692
FOOD PRODUCTS — 2.1%
Flowers Foods, Inc.	147,486	3,569,161
Hain Celestial Group, Inc. (a)	37,253	1,494,590
Ingredion, Inc.	82,502	7,466,431
Lancaster Colony Corp.	10,300	1,993,153
Pilgrim's Pride Corp. (a)	62,620	1,388,912
Post Holdings, Inc. (a)	71,700	7,777,299
Sanderson Farms, Inc.	24,406	4,587,596
Tootsie Roll Industries, Inc. (b)	13,216	448,155
TreeHouse Foods, Inc. (a)	68,453	3,047,527
		31,772,824
GAS UTILITIES — 2.4%
National Fuel Gas Co.	111,498	5,825,771
New Jersey Resources Corp.	116,137	4,595,541
ONE Gas, Inc.	65,694	4,869,239
Southwest Gas Holdings, Inc.	71,149	4,709,352
Spire, Inc.	63,737	4,606,273
UGI Corp.	252,845	11,709,252
		36,315,428
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Envista Holdings Corp. (a)	195,800	8,460,518
Haemonetics Corp. (a)	28,199	1,879,181
Hill-Rom Holdings, Inc.	47,654	5,413,018
ICU Medical, Inc. (a)	12,208	2,512,407
Integra LifeSciences Holdings Corp. (a)	43,580	2,973,899
LivaNova PLC (a)	59,865	5,035,245
Neogen Corp. (a)	54,057	2,488,784
NuVasive, Inc. (a)	64,277	4,356,695
		33,119,747
See accompanying notes to financial statements.
35

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Acadia Healthcare Co., Inc. (a)	67,465	$ 4,233,429
Encompass Health Corp.	54,558	4,257,161
Molina Healthcare, Inc. (a)	32,518	8,229,005
Patterson Cos., Inc.	106,877	3,247,992
Progyny, Inc. (a)	22,550	1,330,450
Tenet Healthcare Corp. (a)	130,464	8,739,783
		30,037,820
HOTELS, RESTAURANTS & LEISURE — 2.0%
Boyd Gaming Corp. (a)	45,496	2,797,549
Choice Hotels International, Inc.	17,296	2,055,803
Cracker Barrel Old Country Store, Inc.	29,768	4,419,357
Marriott Vacations Worldwide Corp. (a)	51,563	8,213,986
Scientific Games Corp. Class A (a)	28,202	2,183,963
Six Flags Entertainment Corp. (a)	56,823	2,459,300
Travel + Leisure Co.	64,436	3,830,720
Wyndham Hotels & Resorts, Inc.	52,898	3,823,996
		29,784,674
HOUSEHOLD DURABLES — 1.1%
KB Home	109,891	4,474,762
Taylor Morrison Home Corp. (a)	158,567	4,189,340
Toll Brothers, Inc.	77,403	4,474,667
Tri Pointe Homes, Inc. (a)	146,060	3,130,066
		16,268,835
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	37,099	1,594,515
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	26,488	5,069,274
INSURANCE — 5.0%
Alleghany Corp. (a)	16,810	11,213,447
American Financial Group, Inc.	83,480	10,411,626
CNO Financial Group, Inc.	157,922	3,730,118
First American Financial Corp.	134,917	8,412,075
Hanover Insurance Group, Inc.	43,393	5,885,826
Kemper Corp.	73,250	5,413,175
Mercury General Corp.	32,073	2,083,141
Old Republic International Corp.	348,089	8,670,897
Reinsurance Group of America, Inc.	82,387	9,392,118
RenaissanceRe Holdings, Ltd.	25,610	3,811,280
See accompanying notes to financial statements.
36

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
RLI Corp.	19,678	$ 2,058,122
Selective Insurance Group, Inc.	72,344	5,870,716
		76,952,541
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc. (a)	74,222	2,991,147
Yelp, Inc. (a)	43,716	1,746,891
		4,738,038
IT SERVICES — 1.7%
Alliance Data Systems Corp.	60,018	6,253,276
Concentrix Corp. (a)	26,498	4,260,879
Genpact, Ltd.	84,924	3,858,097
LiveRamp Holdings, Inc. (a)	39,335	1,842,845
MAXIMUS, Inc.	29,192	2,568,020
Sabre Corp. (a) (b)	248,842	3,105,548
WEX, Inc. (a)	22,708	4,403,081
		26,291,746
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	43,823	4,365,647
Callaway Golf Co. (a)	58,176	1,962,276
Polaris, Inc.	36,685	5,024,378
		11,352,301
MACHINERY — 4.5%
AGCO Corp.	43,703	5,697,997
Colfax Corp. (a)	142,465	6,526,322
Crane Co.	60,889	5,624,317
Donaldson Co., Inc.	76,906	4,885,838
Flowserve Corp.	159,409	6,427,371
ITT, Inc.	58,922	5,396,666
Kennametal, Inc.	102,550	3,683,596
Middleby Corp. (a)	26,836	4,649,605
Nordson Corp.	24,514	5,381,068
Oshkosh Corp.	84,173	10,491,323
Terex Corp.	53,484	2,546,908
Trinity Industries, Inc.	96,791	2,602,710
Woodward, Inc.	34,690	4,262,707
		68,176,428
MARINE — 0.3%
Kirby Corp. (a)	73,260	4,442,486
See accompanying notes to financial statements.
37

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
MEDIA — 0.4%
John Wiley & Sons, Inc. Class A	53,480	$ 3,218,426
TEGNA, Inc.	161,596	3,031,541
		6,249,967
METALS & MINING — 2.9%
Commercial Metals Co.	147,236	4,523,090
Compass Minerals International, Inc.	22,586	1,338,446
Reliance Steel & Aluminum Co.	78,029	11,774,576
Royal Gold, Inc.	33,888	3,866,621
Steel Dynamics, Inc.	243,389	14,505,984
United States Steel Corp. (b)	326,098	7,826,352
Worthington Industries, Inc.	17,209	1,052,847
		44,887,916
MULTI-UTILITIES — 1.1%
Black Hills Corp.	77,424	5,081,337
MDU Resources Group, Inc.	245,535	7,695,067
NorthWestern Corp.	62,309	3,752,248
		16,528,652
MULTILINE RETAIL — 1.0%
Kohl's Corp.	189,314	10,433,095
Nordstrom, Inc. (a)	134,478	4,917,860
		15,350,955
OIL, GAS & CONSUMABLE FUELS — 2.2%
Cimarex Energy Co.	66,025	4,783,511
EQT Corp. (a)	215,152	4,789,283
Equitrans Midstream Corp.	271,588	2,311,214
HollyFrontier Corp.	183,017	6,021,259
Murphy Oil Corp.	177,088	4,122,609
Targa Resources Corp.	213,222	9,477,718
World Fuel Services Corp.	77,242	2,450,889
		33,956,483
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	55,113	3,322,763
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (a)	349,219	3,261,705
Nu Skin Enterprises, Inc. Class A	26,527	1,502,755
		4,764,460
See accompanying notes to financial statements.
38

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
PHARMACEUTICALS — 0.2%
Nektar Therapeutics (a)	142,170	$ 2,439,637
PROFESSIONAL SERVICES — 1.5%
CACI International, Inc. Class A (a)	16,286	4,154,884
KBR, Inc.	171,975	6,560,846
ManpowerGroup, Inc.	65,866	7,832,126
Science Applications International Corp.	43,702	3,833,977
		22,381,833
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Jones Lang LaSalle, Inc. (a)	62,903	12,295,020
ROAD & RAIL — 0.9%
Avis Budget Group, Inc. (a)	63,164	4,919,844
Landstar System, Inc.	17,367	2,744,333
Ryder System, Inc.	67,058	4,984,421
Werner Enterprises, Inc.	37,878	1,686,329
		14,334,927
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Amkor Technology, Inc.	95,567	2,262,071
Cirrus Logic, Inc. (a)	40,939	3,484,728
Silicon Laboratories, Inc. (a)	21,748	3,332,881
Synaptics, Inc. (a)	22,706	3,532,599
		12,612,279
SOFTWARE — 1.9%
ACI Worldwide, Inc. (a)	65,117	2,418,445
Aspen Technology, Inc. (a)	26,066	3,585,118
Blackbaud, Inc. (a)	33,188	2,541,205
CDK Global, Inc.	74,833	3,718,452
Ceridian HCM Holding, Inc. (a)	64,980	6,232,882
CommVault Systems, Inc. (a)	29,179	2,280,922
Envestnet, Inc. (a)	24,820	1,882,845
J2 Global, Inc. (a)	19,096	2,626,655
Teradata Corp. (a)	85,897	4,292,273
		29,578,797
SPECIALTY RETAIL — 2.4%
American Eagle Outfitters, Inc. (b)	181,808	6,823,254
AutoNation, Inc. (a)	65,180	6,179,716
Dick's Sporting Goods, Inc. (b)	80,513	8,066,597
Foot Locker, Inc.	124,860	7,695,122
See accompanying notes to financial statements.
39

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Murphy USA, Inc.	31,307	$ 4,175,415
Urban Outfitters, Inc. (a)	84,184	3,470,064
		36,410,168
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
NCR Corp. (a)	158,879	7,246,471
Xerox Holdings Corp.	194,146	4,560,490
		11,806,961
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Capri Holdings, Ltd. (a)	185,990	10,636,768
Carter's, Inc.	53,937	5,564,680
Columbia Sportswear Co.	21,385	2,103,429
Skechers U.S.A., Inc. Class A (a)	162,230	8,083,921
		26,388,798
THRIFTS & MORTGAGE FINANCE — 1.2%
Essent Group, Ltd.	69,548	3,126,183
MGIC Investment Corp.	413,831	5,628,102
New York Community Bancorp, Inc.	570,116	6,282,678
Washington Federal, Inc.	86,703	2,755,421
		17,792,384
TRADING COMPANIES & DISTRIBUTORS — 1.0%
GATX Corp.	43,737	3,869,412
MSC Industrial Direct Co., Inc. Class A	28,971	2,599,568
Univar Solutions, Inc. (a)	206,578	5,036,372
Watsco, Inc.	15,278	4,379,286
		15,884,638
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	136,412	6,234,028
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	122,387	2,773,290
TOTAL COMMON STOCKS (Cost $1,519,236,938)		1,522,207,087
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	2,373,204	2,373,916
See accompanying notes to financial statements.
40

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	5,542,107	$ 5,542,107
TOTAL SHORT-TERM INVESTMENTS (Cost $7,916,023)		7,916,023
TOTAL INVESTMENTS — 100.2% (Cost $1,527,152,961)		1,530,123,110
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,554,625)
NET ASSETS — 100.0%		$ 1,526,568,485
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,522,207,087	$—	$—	$1,522,207,087
Short-Term Investments	7,916,023	—	—	7,916,023
TOTAL INVESTMENTS	$ 1,530,123,110	$—	$—	$ 1,530,123,110
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	665,683	$ 665,950	$ 66,424,950	$ 64,716,518	$(466)	$—	2,373,204	$2,373,916	$ 157
State Street Navigator Securities Lending Portfolio II	14,708,452	14,708,452	185,856,181	195,022,526	—	—	5,542,107	5,542,107	71,244
Total		$15,374,402	$252,281,131	$259,739,044	$(466)	$—		$7,916,023	$71,401
See accompanying notes to financial statements.
41

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	57,760	$ 2,238,200
Aerojet Rocketdyne Holdings, Inc.	128,891	6,224,146
AeroVironment, Inc. (a)	38,899	3,895,735
Kaman Corp.	48,309	2,434,774
Moog, Inc. Class A	50,656	4,258,143
National Presto Industries, Inc.	8,990	913,834
Park Aerospace Corp. (b)	32,372	482,343
Triumph Group, Inc. (a)	105,563	2,190,432
		22,637,607
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a) (b)	47,522	3,236,723
Echo Global Logistics, Inc. (a)	46,161	1,418,989
Forward Air Corp.	47,296	4,244,816
Hub Group, Inc. Class A (a)	58,471	3,857,917
		12,758,445
AIRLINES — 0.6%
Allegiant Travel Co. (a)	24,857	4,822,258
Hawaiian Holdings, Inc. (a) (b)	88,410	2,154,552
SkyWest, Inc. (a)	87,122	3,752,344
		10,729,154
AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	197,514	2,044,270
Cooper-Standard Holdings, Inc. (a)	29,302	849,758
Dorman Products, Inc. (a)	49,463	5,127,829
Gentherm, Inc. (a)	57,337	4,073,794
LCI Industries	43,606	5,730,700
Motorcar Parts of America, Inc. (a) (b)	32,908	738,456
Patrick Industries, Inc.	38,516	2,811,668
Standard Motor Products, Inc.	34,562	1,498,263
		22,874,738
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	58,154	3,952,146
BANKS — 9.5%
Allegiance Bancshares, Inc.	32,361	1,243,957
Ameris Bancorp	120,728	6,112,459
Banc of California, Inc.	77,830	1,365,138
BancFirst Corp.	32,517	2,030,036
See accompanying notes to financial statements.
42

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Bancorp, Inc. (a)	88,184	$ 2,029,114
BankUnited, Inc.	159,638	6,814,946
Banner Corp.	60,207	3,263,822
Berkshire Hills Bancorp, Inc.	88,836	2,434,995
Boston Private Financial Holdings, Inc.	143,423	2,115,489
Brookline Bancorp, Inc.	135,952	2,032,482
Cadence BanCorp	215,888	4,507,741
Central Pacific Financial Corp.	48,977	1,276,341
City Holding Co.	27,180	2,045,023
Columbia Banking System, Inc.	124,186	4,788,612
Community Bank System, Inc.	93,134	7,045,587
Customers Bancorp, Inc. (a)	51,148	1,994,261
CVB Financial Corp.	221,143	4,553,334
Dime Community Bancshares, Inc.	60,994	2,050,618
Eagle Bancorp, Inc.	55,316	3,102,121
FB Financial Corp.	58,225	2,172,957
First BanCorp	373,152	4,447,972
First BanCorp	49,586	2,028,563
First Commonwealth Financial Corp.	167,078	2,350,788
First Financial Bancorp	168,383	3,978,890
First Hawaiian, Inc.	225,675	6,395,630
First Midwest Bancorp, Inc.	197,889	3,924,139
Great Western Bancorp, Inc.	95,376	3,127,379
Hanmi Financial Corp.	53,287	1,015,650
Heritage Financial Corp.	62,446	1,562,399
Hilltop Holdings, Inc.	112,604	4,098,786
Hope Bancorp, Inc.	213,433	3,026,480
Independent Bank Corp.	57,133	4,313,542
Independent Bank Group, Inc.	63,565	4,702,539
Investors Bancorp, Inc.	390,028	5,561,799
National Bank Holdings Corp. Class A	53,360	2,013,806
NBT Bancorp, Inc.	75,129	2,702,390
OFG Bancorp	89,451	1,978,656
Old National Bancorp	286,877	5,051,904
Pacific Premier Bancorp, Inc.	162,060	6,853,517
Park National Corp. (b)	24,687	2,898,748
Preferred Bank	23,642	1,495,829
Renasant Corp.	97,497	3,899,880
S&T Bancorp, Inc. (b)	68,443	2,142,266
Seacoast Banking Corp. of Florida	95,655	3,266,618
ServisFirst Bancshares, Inc.	81,562	5,544,585
Simmons First National Corp. Class A	187,571	5,503,333
See accompanying notes to financial statements.
43

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Southside Bancshares, Inc.	53,571	$ 2,048,019
Tompkins Financial Corp.	20,928	1,623,176
Triumph Bancorp, Inc. (a)	39,202	2,910,749
United Community Banks, Inc.	150,202	4,807,966
Veritex Holdings, Inc.	85,632	3,032,229
Westamerica BanCorp	46,407	2,692,998
		173,980,258
BEVERAGES — 0.6%
Celsius Holdings, Inc. (a) (b)	56,839	4,324,879
Coca-Cola Consolidated, Inc.	8,043	3,234,332
MGP Ingredients, Inc. (b)	22,907	1,549,429
National Beverage Corp.	40,572	1,916,216
		11,024,856
BIOTECHNOLOGY — 1.4%
Anika Therapeutics, Inc. (a)	24,818	1,074,371
Coherus Biosciences, Inc. (a) (b)	111,156	1,537,288
Cytokinetics, Inc. (a)	123,801	2,450,022
Eagle Pharmaceuticals, Inc. (a)	20,186	863,961
Enanta Pharmaceuticals, Inc. (a)	31,226	1,374,256
Myriad Genetics, Inc. (a)	133,342	4,077,598
Organogenesis Holdings, Inc. (a)	84,828	1,409,841
REGENXBIO, Inc. (a)	60,625	2,355,281
Spectrum Pharmaceuticals, Inc. (a)	279,522	1,048,208
Vanda Pharmaceuticals, Inc. (a)	95,451	2,053,151
Vericel Corp. (a)	79,982	4,199,055
Xencor, Inc. (a) (b)	100,677	3,472,350
		25,915,382
BUILDING PRODUCTS — 1.9%
AAON, Inc.	70,724	4,426,615
American Woodmark Corp. (a)	29,552	2,414,103
Apogee Enterprises, Inc.	44,664	1,819,165
Gibraltar Industries, Inc. (a)	56,467	4,308,997
Griffon Corp.	78,633	2,015,364
Insteel Industries, Inc.	33,548	1,078,568
PGT Innovations, Inc. (a)	103,438	2,402,865
Quanex Building Products Corp.	58,529	1,453,860
Resideo Technologies, Inc. (a)	248,973	7,469,190
UFP Industries, Inc.	106,459	7,914,162
		35,302,889
See accompanying notes to financial statements.
44

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
CAPITAL MARKETS — 1.0%
B Riley Financial, Inc.	30,707	$ 2,318,379
Blucora, Inc. (a)	83,687	1,448,622
Brightsphere Investment Group, Inc.	102,754	2,407,526
Donnelley Financial Solutions, Inc. (a)	51,370	1,695,210
Greenhill & Co., Inc.	25,298	393,637
Piper Sandler Cos.	24,986	3,237,186
StoneX Group, Inc. (a)	28,796	1,747,053
Virtus Investment Partners, Inc.	12,415	3,448,515
WisdomTree Investments, Inc. (b)	194,647	1,206,811
		17,902,939
CHEMICALS — 2.7%
AdvanSix, Inc. (a)	48,897	1,460,064
American Vanguard Corp.	46,490	814,040
Balchem Corp.	56,152	7,370,512
Ferro Corp. (a)	139,724	3,013,847
FutureFuel Corp.	44,648	428,621
GCP Applied Technologies, Inc. (a)	83,948	1,952,631
Hawkins, Inc.	32,854	1,075,969
HB Fuller Co.	90,394	5,749,962
Innospec, Inc.	42,618	3,861,617
Koppers Holdings, Inc. (a)	36,658	1,185,886
Kraton Corp. (a)	55,422	1,789,576
Livent Corp. (a) (b)	275,700	5,337,552
Quaker Chemical Corp. (b)	22,623	5,365,949
Rayonier Advanced Materials, Inc. (a)	109,794	734,522
Stepan Co.	37,072	4,458,649
Tredegar Corp.	44,607	614,238
Trinseo SA	66,796	3,997,073
		49,210,708
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	116,146	5,151,075
Brady Corp. Class A	84,031	4,709,097
CoreCivic, Inc. REIT (a) (b)	208,199	2,179,843
Deluxe Corp.	73,023	3,488,309
Harsco Corp. (a)	137,327	2,804,217
HNI Corp.	74,686	3,283,943
Interface, Inc.	101,910	1,559,223
Matthews International Corp. Class A	54,655	1,965,394
Pitney Bowes, Inc.	301,628	2,645,278
Team, Inc. (a) (b)	53,718	359,911
See accompanying notes to financial statements.
45

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
UniFirst Corp.	26,358	$ 6,184,641
US Ecology, Inc. (a)	54,861	2,058,385
Viad Corp. (a)	35,542	1,771,769
		38,161,085
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	84,197	1,738,668
Applied Optoelectronics, Inc. (a)	43,232	366,175
CalAmp Corp. (a)	60,643	771,379
Comtech Telecommunications Corp.	45,448	1,098,024
Digi International, Inc. (a)	57,677	1,159,884
Extreme Networks, Inc. (a)	214,628	2,395,249
Harmonic, Inc. (a) (b)	175,770	1,497,560
NETGEAR, Inc. (a)	52,730	2,020,614
Plantronics, Inc. (a) (b)	65,362	2,727,556
Viavi Solutions, Inc. (a)	395,679	6,987,691
		20,762,800
CONSTRUCTION & ENGINEERING — 0.9%
Arcosa, Inc.	83,424	4,900,326
Comfort Systems USA, Inc.	62,673	4,938,006
Granite Construction, Inc.	79,160	3,287,515
Matrix Service Co. (a)	45,823	481,141
MYR Group, Inc. (a)	29,232	2,657,773
		16,264,761
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	27,712	2,045,146
CONSUMER FINANCE — 0.8%
Encore Capital Group, Inc. (a) (b)	53,713	2,545,459
Enova International, Inc. (a)	63,205	2,162,243
EZCORP, Inc. Class A (a) (b)	91,308	550,587
Green Dot Corp. Class A (a)	94,031	4,405,353
PRA Group, Inc. (a)	79,410	3,054,903
World Acceptance Corp. (a) (b)	6,780	1,086,427
		13,804,972
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	62,113	1,304,373
O-I Glass, Inc. (a)	273,292	4,462,858
		5,767,231
See accompanying notes to financial statements.
46

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	78,065	$ 3,513,706
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	32,354	916,912
Perdoceo Education Corp. (a)	122,186	1,499,222
Regis Corp. (a) (b)	42,013	393,242
		2,809,376
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	19,156	871,406
Cincinnati Bell, Inc. (a)	88,672	1,367,322
Cogent Communications Holdings, Inc.	73,247	5,631,962
Consolidated Communications Holdings, Inc. (a)	126,305	1,110,221
		8,980,911
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	43,252	2,239,588
Encore Wire Corp.	35,714	2,706,764
Powell Industries, Inc. (b)	15,480	479,106
Vicor Corp. (a) (b)	36,874	3,899,057
		9,324,515
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Advanced Energy Industries, Inc.	66,472	7,492,059
Arlo Technologies, Inc. (a)	139,234	942,614
Badger Meter, Inc.	50,508	4,955,845
Bel Fuse, Inc. Class B	17,543	252,619
Benchmark Electronics, Inc.	62,010	1,764,805
CTS Corp.	56,244	2,090,027
Daktronics, Inc. (a)	63,540	418,729
ePlus, Inc. (a)	23,493	2,036,608
Fabrinet (a)	63,824	6,118,807
FARO Technologies, Inc. (a)	31,365	2,439,256
Insight Enterprises, Inc. (a)	61,050	6,105,610
Itron, Inc. (a)	78,116	7,810,038
Knowles Corp. (a)	159,684	3,152,162
Methode Electronics, Inc.	66,485	3,271,727
OSI Systems, Inc. (a)	28,256	2,871,940
PC Connection, Inc.	19,180	887,459
Plexus Corp. (a)	49,498	4,524,612
Rogers Corp. (a)	32,395	6,504,916
Sanmina Corp. (a)	112,609	4,387,247
ScanSource, Inc. (a)	44,286	1,245,765
See accompanying notes to financial statements.
47

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
TTM Technologies, Inc. (a)	172,884	$ 2,472,241
		71,745,086
ENERGY EQUIPMENT & SERVICES — 1.6%
Archrock, Inc.	223,359	1,990,129
Bristow Group, Inc. (a)	40,275	1,031,443
Core Laboratories NV	80,118	3,120,596
DMC Global, Inc. (a)	32,363	1,819,124
Dril-Quip, Inc. (a)	61,220	2,071,073
Helix Energy Solutions Group, Inc. (a) (b)	246,295	1,406,344
Helmerich & Payne, Inc.	186,761	6,094,011
Nabors Industries, Ltd. (a)	11,309	1,291,940
Oceaneering International, Inc. (a)	172,872	2,691,617
Oil States International, Inc. (a)	106,777	838,199
Patterson-UTI Energy, Inc.	324,926	3,229,764
ProPetro Holding Corp. (a)	141,347	1,294,739
RPC, Inc. (a)	100,600	497,970
US Silica Holdings, Inc. (a)	129,194	1,493,483
		28,870,432
ENTERTAINMENT — 0.0% (c)
Marcus Corp. (a) (b)	41,047	870,607
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.2%
Acadia Realty Trust REIT	149,341	3,279,528
Agree Realty Corp. REIT	117,703	8,296,884
Alexander & Baldwin, Inc. REIT	125,061	2,291,118
American Assets Trust, Inc. REIT	86,844	3,238,413
Armada Hoffler Properties, Inc. REIT	103,479	1,375,236
Brandywine Realty Trust REIT	295,754	4,054,787
CareTrust REIT, Inc.	166,662	3,871,558
Centerspace REIT	22,537	1,778,169
Chatham Lodging Trust REIT (a)	81,721	1,051,749
Community Healthcare Trust, Inc. REIT	39,247	1,862,663
DiamondRock Hospitality Co. REIT (a)	363,854	3,529,384
Diversified Healthcare Trust REIT	414,620	1,733,112
Easterly Government Properties, Inc. REIT	143,115	3,016,864
Essential Properties Realty Trust, Inc. REIT	203,359	5,498,827
Four Corners Property Trust, Inc. REIT	131,794	3,638,832
Franklin Street Properties Corp. REIT	168,451	886,052
GEO Group, Inc. REIT (b)	210,979	1,502,170
Getty Realty Corp. REIT	63,980	1,992,977
Global Net Lease, Inc. REIT	165,125	3,054,812
See accompanying notes to financial statements.
48

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Hersha Hospitality Trust REIT (a)	63,543	$ 683,723
Independence Realty Trust, Inc. REIT	177,273	3,231,687
Industrial Logistics Properties Trust REIT	112,950	2,952,513
Innovative Industrial Properties, Inc. REIT (b)	41,390	7,906,318
iStar, Inc. REIT (b)	126,797	2,628,502
Kite Realty Group Trust REIT	146,660	3,227,987
Lexington Realty Trust REIT	480,486	5,741,808
LTC Properties, Inc. REIT (b)	68,325	2,622,997
Mack-Cali Realty Corp. REIT (a)	148,844	2,552,675
NexPoint Residential Trust, Inc. REIT	39,179	2,154,061
Office Properties Income Trust REIT	83,463	2,446,301
Retail Opportunity Investments Corp. REIT	205,720	3,633,015
Retail Properties of America, Inc. Class A REIT	371,698	4,255,942
RPT Realty REIT	140,928	1,829,245
Safehold, Inc. REIT (b)	24,973	1,960,381
Saul Centers, Inc. REIT	22,523	1,023,670
Service Properties Trust REIT	285,265	3,594,339
SITE Centers Corp. REIT	290,487	4,374,734
Summit Hotel Properties, Inc. REIT (a)	183,947	1,716,226
Tanger Factory Outlet Centers, Inc. REIT (b)	174,515	3,289,608
Uniti Group, Inc. REIT	403,985	4,278,201
Universal Health Realty Income Trust REIT	22,315	1,373,488
Urstadt Biddle Properties, Inc. Class A REIT	52,147	1,010,609
Washington Real Estate Investment Trust	146,369	3,366,487
Whitestone REIT	69,028	569,481
Xenia Hotels & Resorts, Inc. REIT (a)	197,000	3,689,810
		132,066,943
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	53,775	1,641,751
Chefs' Warehouse, Inc. (a)	55,777	1,775,382
PriceSmart, Inc.	40,460	3,682,264
SpartanNash Co.	62,686	1,210,467
United Natural Foods, Inc. (a)	97,356	3,600,225
		11,910,089
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	111,915	3,670,812
Calavo Growers, Inc.	28,881	1,831,633
Cal-Maine Foods, Inc.	65,091	2,356,945
Fresh Del Monte Produce, Inc. (b)	52,718	1,733,368
J&J Snack Foods Corp.	25,577	4,460,885
John B Sanfilippo & Son, Inc.	15,447	1,368,141
See accompanying notes to financial statements.
49

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Seneca Foods Corp. Class A (a)	11,563	$ 590,638
Simply Good Foods Co. (a)	145,850	5,324,983
		21,337,405
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	30,391	3,656,949
Northwest Natural Holding Co.	53,228	2,795,535
South Jersey Industries, Inc. (b)	194,583	5,045,537
		11,498,021
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
AngioDynamics, Inc. (a)	66,133	1,794,188
Avanos Medical, Inc. (a)	83,367	3,032,058
Cardiovascular Systems, Inc. (a)	69,446	2,961,872
CONMED Corp.	50,340	6,918,226
CryoLife, Inc. (a) (b)	67,836	1,926,542
Cutera, Inc. (a) (b)	30,671	1,503,799
Glaukos Corp. (a)	79,685	6,759,679
Heska Corp. (a) (b)	17,160	3,942,167
Inogen, Inc. (a)	32,146	2,094,955
Integer Holdings Corp. (a)	57,095	5,378,349
Invacare Corp. (a) (b)	59,395	479,318
Lantheus Holdings, Inc. (a)	116,581	3,222,299
LeMaitre Vascular, Inc. (b)	29,371	1,792,218
Meridian Bioscience, Inc. (a) (b)	75,107	1,665,873
Merit Medical Systems, Inc. (a)	85,287	5,514,657
Mesa Laboratories, Inc. (b)	8,479	2,299,251
Natus Medical, Inc. (a)	58,946	1,531,417
OraSure Technologies, Inc. (a)	124,730	1,264,762
Orthofix Medical, Inc. (a)	33,848	1,357,643
Surmodics, Inc. (a)	23,816	1,292,018
Tactile Systems Technology, Inc. (a)	33,954	1,765,608
Varex Imaging Corp. (a)	68,179	1,828,561
Zynex, Inc. (a) (b)	33,647	522,538
		60,847,998
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Addus HomeCare Corp. (a)	26,146	2,280,977
AMN Healthcare Services, Inc. (a)	81,781	7,931,121
Apollo Medical Holdings, Inc. (a)	22,659	1,423,212
Community Health Systems, Inc. (a)	212,036	3,273,836
CorVel Corp. (a)	15,823	2,125,029
Covetrus, Inc. (a)	172,568	4,659,336
See accompanying notes to financial statements.
50

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Cross Country Healthcare, Inc. (a)	60,667	$ 1,001,612
Ensign Group, Inc.	88,500	7,670,295
Fulgent Genetics, Inc. (a) (b)	30,687	2,830,262
Hanger, Inc. (a)	66,342	1,677,126
Joint Corp. (a)	22,921	1,923,530
Magellan Health, Inc. (a)	40,159	3,782,978
MEDNAX, Inc. (a)	149,178	4,497,717
ModivCare, Inc. (a)	21,133	3,594,089
Owens & Minor, Inc.	130,112	5,507,641
Pennant Group, Inc. (a)	44,291	1,811,502
RadNet, Inc. (a)	74,612	2,513,678
Select Medical Holdings Corp.	186,690	7,889,519
Tivity Health, Inc. (a)	65,622	1,726,515
US Physical Therapy, Inc. (b)	22,324	2,586,682
		70,706,657
HEALTH CARE TECHNOLOGY — 1.2%
Allscripts Healthcare Solutions, Inc. (a)	243,888	4,514,367
Computer Programs & Systems, Inc.	21,794	724,215
HealthStream, Inc. (a)	43,754	1,222,487
NextGen Healthcare, Inc. (a)	96,731	1,604,767
Omnicell, Inc. (a)	74,228	11,241,830
Simulations Plus, Inc. (b)	26,400	1,449,624
Tabula Rasa HealthCare, Inc. (a) (b)	39,135	1,956,750
		22,714,040
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc. (a)	40,228	1,976,804
Bloomin' Brands, Inc. (a) (b)	139,865	3,795,936
Brinker International, Inc. (a)	79,176	4,897,036
Cheesecake Factory, Inc. (a)	79,692	4,317,713
Chuy's Holdings, Inc. (a)	34,276	1,277,124
Dave & Buster's Entertainment, Inc. (a)	82,898	3,365,659
Dine Brands Global, Inc. (a)	28,922	2,581,288
El Pollo Loco Holdings, Inc. (a)	32,761	599,199
Fiesta Restaurant Group, Inc. (a)	30,343	407,506
Monarch Casino & Resort, Inc. (a)	22,417	1,483,333
Red Robin Gourmet Burgers, Inc. (a)	26,965	892,811
Ruth's Hospitality Group, Inc. (a)	55,484	1,277,796
Shake Shack, Inc. Class A (a)	62,976	6,739,691
		33,611,896
See accompanying notes to financial statements.
51

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	14,763	$ 3,280,191
Century Communities, Inc.	50,429	3,355,546
Ethan Allen Interiors, Inc.	37,930	1,046,868
Installed Building Products, Inc.	38,988	4,770,572
iRobot Corp. (a)	48,660	4,544,357
La-Z-Boy, Inc.	78,338	2,901,639
LGI Homes, Inc. (a) (b)	37,941	6,144,166
M/I Homes, Inc. (a)	50,643	2,971,225
MDC Holdings, Inc.	94,637	4,788,632
Meritage Homes Corp. (a)	65,239	6,137,685
Tupperware Brands Corp. (a)	85,672	2,034,710
Universal Electronics, Inc. (a)	24,046	1,166,231
		43,141,822
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	16,860	892,400
Central Garden & Pet Co. Class A (a)	68,322	3,299,953
WD-40 Co. (b)	23,719	6,078,942
		10,271,295
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	60,962	3,526,652
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	79,786	1,249,449
American Equity Investment Life Holding Co.	148,669	4,804,982
AMERISAFE, Inc.	33,431	1,995,496
Assured Guaranty, Ltd.	130,554	6,198,704
eHealth, Inc. (a) (b)	45,124	2,635,242
Employers Holdings, Inc.	49,390	2,113,892
Genworth Financial, Inc. Class A (a)	879,172	3,428,771
HCI Group, Inc. (b)	10,897	1,083,489
Horace Mann Educators Corp.	71,623	2,680,133
James River Group Holdings, Ltd.	63,341	2,376,554
Palomar Holdings, Inc. (a)	37,617	2,838,579
ProAssurance Corp.	93,124	2,118,571
Safety Insurance Group, Inc.	24,612	1,926,627
Selectquote, Inc. (a)	76,405	1,471,560
SiriusPoint, Ltd. (a)	131,474	1,323,943
Stewart Information Services Corp.	46,592	2,641,300
Trupanion, Inc. (a)	57,663	6,637,011
United Fire Group, Inc.	37,568	1,041,761
See accompanying notes to financial statements.
52

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
United Insurance Holdings Corp.	36,840	$ 209,988
Universal Insurance Holdings, Inc.	49,127	681,883
		49,457,935
INTERACTIVE MEDIA & SERVICES — 0.1%
QuinStreet, Inc. (a)	85,490	1,588,404
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Liquidity Services, Inc. (a)	46,580	1,185,461
PetMed Express, Inc. (b)	35,194	1,120,929
Shutterstock, Inc.	38,453	3,774,931
Stamps.com, Inc. (a) (b)	31,664	6,341,982
		12,423,303
IT SERVICES — 1.5%
BM Technologies, Inc. (a)	6,873	85,500
CSG Systems International, Inc. (b)	56,785	2,679,116
EVERTEC, Inc.	103,682	4,525,719
ExlService Holdings, Inc. (a)	57,863	6,148,522
Perficient, Inc. (a)	57,232	4,602,598
Sykes Enterprises, Inc. (a)	68,959	3,703,098
TTEC Holdings, Inc.	31,672	3,265,067
Unisys Corp. (a)	116,041	2,936,998
		27,946,618
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Sturm Ruger & Co., Inc. (b)	30,542	2,748,169
Vista Outdoor, Inc. (a)	99,894	4,623,094
		7,371,263
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Luminex Corp.	75,448	2,776,486
NeoGenomics, Inc. (a)	203,544	9,194,083
		11,970,569
MACHINERY — 5.5%
Alamo Group, Inc.	17,195	2,625,333
Albany International Corp. Class A	53,157	4,744,794
Astec Industries, Inc.	39,315	2,474,486
Barnes Group, Inc.	80,698	4,135,773
Chart Industries, Inc. (a)	61,038	8,931,080
CIRCOR International, Inc. (a)	34,734	1,132,328
Enerpac Tool Group Corp.	104,201	2,773,831
EnPro Industries, Inc.	35,605	3,459,026
See accompanying notes to financial statements.
53

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
ESCO Technologies, Inc.	45,112	$ 4,231,957
Federal Signal Corp.	104,807	4,216,386
Franklin Electric Co., Inc.	65,854	5,309,149
Greenbrier Cos., Inc.	56,753	2,473,296
Hillenbrand, Inc.	130,252	5,741,508
John Bean Technologies Corp.	54,957	7,837,967
Lindsay Corp.	18,894	3,122,800
Lydall, Inc. (a)	29,477	1,783,948
Meritor, Inc. (a)	125,641	2,942,512
Mueller Industries, Inc.	98,845	4,280,977
Proto Labs, Inc. (a)	48,005	4,406,859
SPX Corp. (a)	78,384	4,787,695
SPX FLOW, Inc.	73,071	4,767,152
Standex International Corp.	21,231	2,015,034
Tennant Co.	32,190	2,570,372
Titan International, Inc. (a)	87,559	742,500
Wabash National Corp.	90,521	1,448,336
Watts Water Technologies, Inc. Class A	47,642	6,951,444
		99,906,543
MARINE — 0.3%
Matson, Inc.	75,173	4,811,072
MEDIA — 0.8%
AMC Networks, Inc. Class A (a)	52,245	3,489,966
EW Scripps Co. Class A	99,592	2,030,681
Gannett Co., Inc. (a)	228,925	1,256,798
Meredith Corp. (a)	70,082	3,044,362
Scholastic Corp.	52,215	1,978,426
TechTarget, Inc. (a)	40,813	3,162,600
		14,962,833
METALS & MINING — 1.4%
Allegheny Technologies, Inc. (a) (b)	219,820	4,583,247
Arconic Corp. (a)	169,473	6,036,628
Carpenter Technology Corp.	83,120	3,343,086
Century Aluminum Co. (a)	87,384	1,126,380
Haynes International, Inc.	22,049	780,094
Kaiser Aluminum Corp.	27,468	3,392,023
Materion Corp.	35,258	2,656,690
Olympic Steel, Inc.	15,671	460,571
SunCoke Energy, Inc. (b)	143,356	1,023,562
TimkenSteel Corp. (a) (b)	66,203	936,772
See accompanying notes to financial statements.
54

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Warrior Met Coal, Inc.	89,269	$ 1,535,427
		25,874,480
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.4%
Apollo Commercial Real Estate Finance, Inc. REIT	222,776	3,553,277
ARMOUR Residential REIT, Inc. (b)	123,342	1,408,566
Capstead Mortgage Corp. REIT	167,557	1,028,800
Ellington Financial, Inc. REIT (b)	75,907	1,453,619
Granite Point Mortgage Trust, Inc. REIT	96,019	1,416,280
Invesco Mortgage Capital, Inc. REIT (b)	491,649	1,917,431
KKR Real Estate Finance Trust, Inc. REIT	47,510	1,027,641
New York Mortgage Trust, Inc. REIT	656,470	2,934,421
PennyMac Mortgage Investment Trust REIT	169,456	3,568,743
Ready Capital Corp. REIT	99,862	1,584,810
Redwood Trust, Inc. REIT	195,136	2,355,292
Two Harbors Investment Corp. REIT (b)	473,331	3,578,383
		25,827,263
MULTI-UTILITIES — 0.4%
Avista Corp.	119,996	5,120,229
Unitil Corp.	26,055	1,380,134
		6,500,363
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	55,292	3,649,825
Macy's, Inc. (a)	535,232	10,147,999
		13,797,824
OIL, GAS & CONSUMABLE FUELS — 3.1%
Bonanza Creek Energy, Inc.	33,141	1,559,947
Callon Petroleum Co. (a)	79,928	4,611,046
CONSOL Energy, Inc. (a)	51,797	956,691
Dorian LPG, Ltd. (a)	47,352	668,610
Green Plains, Inc. (b)	73,447	2,469,288
Laredo Petroleum, Inc. (a)	15,769	1,463,206
Matador Resources Co.	190,041	6,843,376
Par Pacific Holdings, Inc. (a)	77,114	1,297,057
PBF Energy, Inc. Class A (a)	166,075	2,540,948
PDC Energy, Inc.	171,900	7,871,301
Penn Virginia Corp. (a)	26,207	618,747
Range Resources Corp. (a)	444,506	7,449,921
Renewable Energy Group, Inc. (a)	82,525	5,144,608
REX American Resources Corp. (a)	9,203	829,927
SM Energy Co.	189,567	4,669,035
See accompanying notes to financial statements.
55

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Southwestern Energy Co. (a)	1,123,386	$ 6,369,599
Talos Energy, Inc. (a)	54,975	859,809
		56,223,116
PAPER & FOREST PRODUCTS — 0.6%
Clearwater Paper Corp. (a)	28,902	837,291
Domtar Corp. (a)	86,919	4,777,068
Glatfelter Corp.	77,093	1,076,989
Mercer International, Inc.	68,508	873,477
Neenah, Inc.	29,234	1,466,670
Schweitzer-Mauduit International, Inc.	54,196	2,188,435
		11,219,930
PERSONAL PRODUCTS — 0.9%
Edgewell Personal Care Co.	93,902	4,122,298
elf Beauty, Inc. (a)	66,901	1,815,693
Inter Parfums, Inc.	30,838	2,220,336
Medifast, Inc.	20,308	5,746,758
USANA Health Sciences, Inc. (a)	19,973	2,045,834
		15,950,919
PHARMACEUTICALS — 1.3%
Amphastar Pharmaceuticals, Inc. (a)	63,380	1,277,741
ANI Pharmaceuticals, Inc. (a)	16,669	584,248
Cara Therapeutics, Inc. (a) (b)	74,676	1,065,627
Collegium Pharmaceutical, Inc. (a) (b)	60,262	1,424,594
Corcept Therapeutics, Inc. (a)	181,678	3,996,916
Endo International PLC (a) (b)	400,137	1,872,641
Innoviva, Inc. (a)	109,252	1,465,069
Pacira BioSciences, Inc. (a) (b)	75,037	4,553,245
Phibro Animal Health Corp. Class A	35,424	1,023,045
Prestige Consumer Healthcare, Inc. (a)	86,366	4,499,669
Supernus Pharmaceuticals, Inc. (a) (b)	89,605	2,758,938
		24,521,733
PROFESSIONAL SERVICES — 1.4%
Exponent, Inc.	90,135	8,040,943
Forrester Research, Inc. (a)	19,017	870,979
Heidrick & Struggles International, Inc.	33,682	1,500,533
Kelly Services, Inc. Class A (a)	57,928	1,388,534
Korn Ferry	93,489	6,782,627
ManTech International Corp. Class A	47,550	4,114,977
Resources Connection, Inc.	52,864	759,127
See accompanying notes to financial statements.
56

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
TrueBlue, Inc. (a)	61,648	$ 1,732,925
		25,190,645
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	41,696	1,620,723
RE/MAX Holdings, Inc. Class A	32,320	1,077,226
Realogy Holdings Corp. (a) (b)	201,250	3,666,775
St. Joe Co.	53,989	2,408,449
		8,773,173
ROAD & RAIL — 0.8%
ArcBest Corp.	44,127	2,567,750
Heartland Express, Inc.	84,817	1,452,915
Marten Transport, Ltd.	102,189	1,685,097
Saia, Inc. (a)	45,572	9,546,878
		15,252,640
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Axcelis Technologies, Inc. (a)	58,128	2,349,534
CEVA, Inc. (a)	39,680	1,876,864
Cohu, Inc. (a)	82,073	3,019,466
Diodes, Inc. (a)	73,150	5,835,176
DSP Group, Inc. (a)	37,905	560,994
FormFactor, Inc. (a)	134,311	4,896,979
Ichor Holdings, Ltd. (a)	48,595	2,614,411
Kulicke & Soffa Industries, Inc.	107,431	6,574,777
MaxLinear, Inc. (a) (b)	118,127	5,019,216
Onto Innovation, Inc. (a)	83,867	6,125,646
PDF Solutions, Inc. (a)	51,087	928,762
Photronics, Inc. (a)	110,221	1,456,019
Power Integrations, Inc.	104,599	8,583,394
Rambus, Inc. (a)	194,668	4,615,578
SMART Global Holdings, Inc. (a)	23,523	1,121,577
Ultra Clean Holdings, Inc. (a)	75,770	4,070,364
Veeco Instruments, Inc. (a)	86,486	2,079,123
		61,727,880
SOFTWARE — 3.2%
8x8, Inc. (a)	190,244	5,281,173
Agilysys, Inc. (a)	35,381	2,012,117
Alarm.com Holdings, Inc. (a)	78,233	6,626,335
Bottomline Technologies DE, Inc. (a)	67,693	2,510,056
Ebix, Inc. (b)	40,874	1,385,629
InterDigital, Inc.	53,276	3,890,746
See accompanying notes to financial statements.
57

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
LivePerson, Inc. (a) (b)	109,818	$ 6,944,890
MicroStrategy, Inc. Class A (a) (b)	13,383	8,893,004
OneSpan, Inc. (a)	58,998	1,506,809
Progress Software Corp.	76,180	3,523,325
SPS Commerce, Inc. (a)	61,878	6,178,518
Vonage Holdings Corp. (a)	407,789	5,876,240
Xperi Holding Corp.	181,519	4,036,983
		58,665,825
SPECIALTY RETAIL — 5.8%
Aaron's Co., Inc.	59,362	1,898,990
Abercrombie & Fitch Co. Class A (a)	107,145	4,974,742
America's Car-Mart, Inc. (a)	10,690	1,514,987
Asbury Automotive Group, Inc. (a)	33,492	5,739,524
Barnes & Noble Education, Inc. (a)	52,334	377,328
Bed Bath & Beyond, Inc. (a) (b)	184,537	6,143,237
Boot Barn Holdings, Inc. (a)	50,471	4,242,088
Buckle, Inc.	49,858	2,480,435
Caleres, Inc.	65,899	1,798,384
Cato Corp. Class A (b)	34,000	573,580
Chico's FAS, Inc. (a)	209,055	1,375,582
Children's Place, Inc. (a)	25,327	2,356,931
Conn's, Inc. (a) (b)	33,339	850,145
Designer Brands, Inc. Class A (a)	102,486	1,696,143
GameStop Corp. Class A (a) (b)	95,563	20,463,861
Genesco, Inc. (a) (b)	24,710	1,573,533
Group 1 Automotive, Inc.	29,574	4,567,113
Guess?, Inc. (b)	65,152	1,720,013
Haverty Furniture Cos., Inc.	29,074	1,243,204
Hibbett, Inc. (a)	28,069	2,515,824
Lumber Liquidators Holdings, Inc. (a) (b)	50,230	1,059,853
MarineMax, Inc. (a)	38,523	1,877,611
Monro, Inc. (b)	57,923	3,678,690
ODP Corp. (a)	92,637	4,447,502
Rent-A-Center, Inc.	103,244	5,479,159
Sally Beauty Holdings, Inc. (a) (b)	195,177	4,307,556
Shoe Carnival, Inc.	14,974	1,071,989
Signet Jewelers, Ltd. (a)	90,633	7,322,240
Sleep Number Corp. (a)	42,372	4,658,801
Sonic Automotive, Inc. Class A (b)	40,684	1,820,202
Zumiez, Inc. (a)	36,342	1,780,395
		105,609,642
See accompanying notes to financial statements.
58

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a)	216,126	$ 8,638,556
Diebold Nixdorf, Inc. (a)	136,040	1,746,754
		10,385,310
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Fossil Group, Inc. (a)	81,781	1,167,833
G-III Apparel Group, Ltd. (a) (b)	75,169	2,470,053
Kontoor Brands, Inc. (b)	81,860	4,617,723
Movado Group, Inc.	28,953	911,151
Oxford Industries, Inc.	29,328	2,898,780
Steven Madden, Ltd.	133,173	5,827,650
Unifi, Inc. (a)	25,880	630,437
Vera Bradley, Inc. (a)	37,926	469,903
Wolverine World Wide, Inc.	143,441	4,825,355
		23,818,885
THRIFTS & MORTGAGE FINANCE — 2.1%
Axos Financial, Inc. (a)	87,715	4,069,099
Capitol Federal Financial, Inc.	223,397	2,631,617
Flagstar Bancorp, Inc.	82,362	3,481,442
HomeStreet, Inc.	36,984	1,506,728
Meta Financial Group, Inc.	55,287	2,799,181
Mr Cooper Group, Inc. (a)	117,772	3,893,542
NMI Holdings, Inc. Class A (a)	145,125	3,262,410
Northfield Bancorp, Inc.	79,927	1,310,803
Northwest Bancshares, Inc.	219,802	2,998,099
Provident Financial Services, Inc.	125,286	2,867,797
TrustCo Bank Corp.	33,525	1,152,589
Walker & Dunlop, Inc.	50,997	5,323,067
WSFS Financial Corp.	82,267	3,832,819
		39,129,193
TOBACCO — 0.3%
Universal Corp.	42,383	2,414,560
Vector Group, Ltd.	216,509	3,061,437
		5,475,997
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	67,206	6,119,778
Boise Cascade Co.	68,160	3,977,136
DXP Enterprises, Inc. (a)	28,552	950,782
GMS, Inc. (a)	72,632	3,496,504
NOW, Inc. (a)	191,367	1,816,073
See accompanying notes to financial statements.
59

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Veritiv Corp. (a)	21,157	$ 1,299,463
		17,659,736
WATER UTILITIES — 0.5%
American States Water Co.	63,933	5,086,510
California Water Service Group	87,676	4,869,525
		9,956,035
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	86,395	4,191,021
Spok Holdings, Inc.	31,345	301,539
		4,492,560
TOTAL COMMON STOCKS (Cost $1,438,911,948)		1,827,334,257
WARRANTS — 0.0% (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	4,471	44,710
TOTAL WARRANTS (Cost $0)		44,710
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	651,413	651,608
State Street Navigator Securities Lending Portfolio II (f) (g)	85,130,546	85,130,546
TOTAL SHORT-TERM INVESTMENTS (Cost $85,782,154)		85,782,154
TOTAL INVESTMENTS — 104.6% (Cost $1,524,694,102)		1,913,161,121
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(83,561,415)
NET ASSETS — 100.0%		$ 1,829,599,706
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
60

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,827,334,257	$—	$—	$1,827,334,257
Warrants	44,710	—	—	44,710
Short-Term Investments	85,782,154	—	—	85,782,154
TOTAL INVESTMENTS	$1,913,161,121	$—	$—	$1,913,161,121
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,340,365	$ 1,340,901	$ 61,607,939	$ 62,297,126	$(106)	$—	651,413	$ 651,608	$ 1,057
State Street Navigator Securities Lending Portfolio II	41,606,556	41,606,556	410,774,957	367,250,967	—	—	85,130,546	85,130,546	402,749
Total		$42,947,457	$472,382,896	$429,548,093	$(106)	$—		$85,782,154	$403,806
See accompanying notes to financial statements.
61

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
Aerojet Rocketdyne Holdings, Inc.	157,760	$ 7,618,230
AeroVironment, Inc. (a)	106,000	10,615,900
Moog, Inc. Class A	52,303	4,396,590
Park Aerospace Corp.	35,114	523,199
Triumph Group, Inc. (a)	100,486	2,085,085
		25,239,004
AIR FREIGHT & LOGISTICS — 0.6%
Echo Global Logistics, Inc. (a)	65,156	2,002,895
Forward Air Corp.	128,550	11,537,363
		13,540,258
AIRLINES — 0.3%
Allegiant Travel Co. (a)	30,546	5,925,924
AUTO COMPONENTS — 1.9%
Dorman Products, Inc. (a)	133,384	13,827,919
Gentherm, Inc. (a)	102,431	7,277,722
LCI Industries	118,818	15,615,062
Patrick Industries, Inc.	104,442	7,624,266
		44,344,969
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	80,750	5,487,770
BANKS — 3.0%
BancFirst Corp.	43,055	2,687,924
Bancorp, Inc. (a)	126,930	2,920,659
Berkshire Hills Bancorp, Inc.	78,147	2,142,009
City Holding Co.	34,854	2,622,415
Community Bank System, Inc.	118,859	8,991,683
CVB Financial Corp.	243,520	5,014,077
Great Western Bancorp, Inc.	89,920	2,948,477
Hilltop Holdings, Inc.	105,559	3,842,348
Independent Bank Corp.	54,848	4,141,024
National Bank Holdings Corp. Class A	92,634	3,496,007
Park National Corp. (b)	36,065	4,234,752
ServisFirst Bancshares, Inc.	222,173	15,103,321
Triumph Bancorp, Inc. (a)	106,550	7,911,337
Westamerica BanCorp	59,367	3,445,067
		69,501,100
See accompanying notes to financial statements.
62

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
BEVERAGES — 1.0%
Celsius Holdings, Inc. (a) (b)	154,809	$ 11,779,417
Coca-Cola Consolidated, Inc.	9,221	3,708,041
MGP Ingredients, Inc. (b)	33,585	2,271,689
National Beverage Corp. (b)	109,008	5,148,448
		22,907,595
BIOTECHNOLOGY — 2.1%
Anika Therapeutics, Inc. (a)	27,300	1,181,817
Coherus Biosciences, Inc. (a) (b)	304,823	4,215,702
Cytokinetics, Inc. (a)	334,709	6,623,891
Eagle Pharmaceuticals, Inc. (a)	20,050	858,140
Enanta Pharmaceuticals, Inc. (a)	36,117	1,589,509
Organogenesis Holdings, Inc. (a)	145,774	2,422,764
REGENXBIO, Inc. (a)	165,505	6,429,870
Spectrum Pharmaceuticals, Inc. (a)	386,119	1,447,946
Vanda Pharmaceuticals, Inc. (a)	134,106	2,884,620
Vericel Corp. (a)	218,232	11,457,180
Xencor, Inc. (a) (b)	273,149	9,420,909
		48,532,348
BUILDING PRODUCTS — 2.0%
AAON, Inc. (b)	192,449	12,045,383
American Woodmark Corp. (a)	43,328	3,539,464
Gibraltar Industries, Inc. (a)	153,992	11,751,130
Insteel Industries, Inc.	38,066	1,223,822
PGT Innovations, Inc. (a)	283,357	6,582,383
UFP Industries, Inc.	148,259	11,021,574
		46,163,756
CAPITAL MARKETS — 1.6%
B Riley Financial, Inc.	56,934	4,298,517
Blucora, Inc. (a)	101,596	1,758,627
Brightsphere Investment Group, Inc.	279,394	6,546,201
Donnelley Financial Solutions, Inc. (a)	62,857	2,074,281
Greenhill & Co., Inc.	44,318	689,588
Piper Sandler Cos.	40,983	5,309,758
StoneX Group, Inc. (a)	78,180	4,743,181
Virtus Investment Partners, Inc.	33,555	9,320,572
WisdomTree Investments, Inc. (b)	225,216	1,396,339
		36,137,064
CHEMICALS — 3.3%
American Vanguard Corp.	57,625	1,009,014
See accompanying notes to financial statements.
63

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Balchem Corp.	153,074	$ 20,092,493
Ferro Corp. (a)	138,366	2,984,555
FutureFuel Corp.	52,072	499,891
GCP Applied Technologies, Inc. (a)	120,522	2,803,342
Hawkins, Inc.	50,185	1,643,559
HB Fuller Co.	125,035	7,953,476
Innospec, Inc.	44,841	4,063,043
Livent Corp. (a) (b)	750,079	14,521,529
Quaker Chemical Corp. (b)	62,411	14,803,265
Stepan Co.	53,842	6,475,577
		76,849,744
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Brady Corp. Class A	88,849	4,979,098
UniFirst Corp.	36,904	8,659,154
US Ecology, Inc. (a) (b)	59,086	2,216,907
Viad Corp. (a)	40,221	2,005,017
		17,860,176
COMMUNICATIONS EQUIPMENT — 1.4%
CalAmp Corp. (a)	67,362	856,845
Digi International, Inc. (a)	94,307	1,896,514
Extreme Networks, Inc. (a)	260,203	2,903,865
Harmonic, Inc. (a) (b)	225,536	1,921,567
Plantronics, Inc. (a) (b)	117,246	4,892,675
Viavi Solutions, Inc. (a)	1,070,195	18,899,644
		31,371,110
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	122,438	7,192,008
Comfort Systems USA, Inc.	171,340	13,499,879
MYR Group, Inc. (a)	43,638	3,967,567
		24,659,454
CONSUMER FINANCE — 1.0%
Green Dot Corp. Class A (a)	254,975	11,945,579
PRA Group, Inc. (a)	213,239	8,203,304
World Acceptance Corp. (a) (b)	12,984	2,080,556
		22,229,439
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	67,146	1,410,066
See accompanying notes to financial statements.
64

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	47,350	$ 1,341,899
Perdoceo Education Corp. (a)	149,170	1,830,316
Regis Corp. (a) (b)	40,823	382,103
		3,554,318
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Cincinnati Bell, Inc. (a)	243,577	3,755,957
Cogent Communications Holdings, Inc.	125,623	9,659,153
		13,415,110
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	64,663	3,348,250
Vicor Corp. (a) (b)	99,872	10,560,465
		13,908,715
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Advanced Energy Industries, Inc.	180,892	20,388,337
Arlo Technologies, Inc. (a)	379,919	2,572,052
Badger Meter, Inc.	137,559	13,497,289
CTS Corp.	82,694	3,072,909
Fabrinet (a)	107,541	10,309,956
FARO Technologies, Inc. (a)	49,703	3,865,402
Itron, Inc. (a)	108,764	10,874,225
Methode Electronics, Inc.	73,999	3,641,491
OSI Systems, Inc. (a)	42,474	4,317,057
Plexus Corp. (a)	77,207	7,057,492
Rogers Corp. (a)	46,638	9,364,910
		88,961,120
ENERGY EQUIPMENT & SERVICES — 0.4%
Core Laboratories NV	83,714	3,260,660
DMC Global, Inc. (a)	88,084	4,951,202
		8,211,862
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.8%
Agree Realty Corp. REIT	160,146	11,288,692
CareTrust REIT, Inc.	234,630	5,450,455
Centerspace REIT	35,488	2,800,003
Community Healthcare Trust, Inc. REIT	105,839	5,023,119
Easterly Government Properties, Inc. REIT	167,895	3,539,227
Essential Properties Realty Trust, Inc. REIT	552,985	14,952,714
Four Corners Property Trust, Inc. REIT	200,802	5,544,143
Getty Realty Corp. REIT	81,210	2,529,692
See accompanying notes to financial statements.
65

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	233,963	$ 4,265,145
Industrial Logistics Properties Trust REIT	141,216	3,691,386
Innovative Industrial Properties, Inc. REIT (b)	112,651	21,518,594
Lexington Realty Trust REIT	470,394	5,621,208
LTC Properties, Inc. REIT (b)	73,535	2,823,009
NexPoint Residential Trust, Inc. REIT	60,733	3,339,100
Safehold, Inc. REIT (b)	66,663	5,233,045
Saul Centers, Inc. REIT	25,371	1,153,112
Tanger Factory Outlet Centers, Inc. REIT (b)	157,315	2,965,388
Uniti Group, Inc. REIT	700,671	7,420,106
Universal Health Realty Income Trust REIT	28,272	1,740,142
		110,898,280
FOOD & STAPLES RETAILING — 0.4%
PriceSmart, Inc.	47,833	4,353,282
United Natural Foods, Inc. (a)	139,137	5,145,286
		9,498,568
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	304,960	10,002,688
Calavo Growers, Inc.	32,709	2,074,405
Cal-Maine Foods, Inc.	105,977	3,837,427
J&J Snack Foods Corp.	30,061	5,242,939
Simply Good Foods Co. (a)	176,727	6,452,303
		27,609,762
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	41,345	4,975,044
HEALTH CARE EQUIPMENT & SUPPLIES — 4.4%
AngioDynamics, Inc. (a)	63,843	1,732,061
Avanos Medical, Inc. (a)	227,447	8,272,247
Cardiovascular Systems, Inc. (a)	94,500	4,030,425
CONMED Corp. (b)	76,470	10,509,272
CryoLife, Inc. (a) (b)	94,061	2,671,332
Cutera, Inc. (a) (b)	34,804	1,706,440
Glaukos Corp. (a)	138,386	11,739,284
Heska Corp. (a) (b)	46,571	10,698,756
Inogen, Inc. (a)	37,049	2,414,483
Integer Holdings Corp. (a)	62,089	5,848,784
LeMaitre Vascular, Inc. (b)	80,570	4,916,382
Meridian Bioscience, Inc. (a) (b)	207,052	4,592,413
Merit Medical Systems, Inc. (a)	230,403	14,897,858
Mesa Laboratories, Inc. (b)	22,813	6,186,201
See accompanying notes to financial statements.
66

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
OraSure Technologies, Inc. (a) (b)	220,586	$ 2,236,742
Orthofix Medical, Inc. (a)	33,450	1,341,680
Surmodics, Inc. (a)	42,024	2,279,802
Tactile Systems Technology, Inc. (a) (b)	93,316	4,852,432
Zynex, Inc. (a) (b)	91,692	1,423,977
		102,350,571
HEALTH CARE PROVIDERS & SERVICES — 5.5%
Addus HomeCare Corp. (a)	70,641	6,162,721
AMN Healthcare Services, Inc. (a)	140,176	13,594,268
Apollo Medical Holdings, Inc. (a) (b)	39,127	2,457,567
Community Health Systems, Inc. (a)	584,576	9,025,853
CorVel Corp. (a)	26,746	3,591,988
Covetrus, Inc. (a)	280,341	7,569,207
Ensign Group, Inc.	243,540	21,107,612
Fulgent Genetics, Inc. (a) (b)	82,560	7,614,509
Hanger, Inc. (a)	111,753	2,825,116
Joint Corp. (a)	62,390	5,235,769
MEDNAX, Inc. (a)	155,283	4,681,782
ModivCare, Inc. (a)	57,413	9,764,229
Owens & Minor, Inc.	183,940	7,786,180
Pennant Group, Inc. (a)	118,787	4,858,388
RadNet, Inc. (a)	100,948	3,400,938
Select Medical Holdings Corp.	259,143	10,951,383
Tivity Health, Inc. (a)	118,783	3,125,181
US Physical Therapy, Inc. (b)	33,995	3,939,001
		127,691,692
HEALTH CARE TECHNOLOGY — 2.4%
Allscripts Healthcare Solutions, Inc. (a)	660,222	12,220,709
Computer Programs & Systems, Inc.	28,512	947,454
HealthStream, Inc. (a)	46,215	1,291,247
NextGen Healthcare, Inc. (a)	125,117	2,075,691
Omnicell, Inc. (a)	203,229	30,779,032
Simulations Plus, Inc. (b)	72,094	3,958,682
Tabula Rasa HealthCare, Inc. (a) (b)	104,969	5,248,450
		56,521,265
HOTELS, RESTAURANTS & LEISURE — 1.8%
Brinker International, Inc. (a)	115,354	7,134,645
Cheesecake Factory, Inc. (a)	75,914	4,113,020
Dine Brands Global, Inc. (a)	80,710	7,203,367
El Pollo Loco Holdings, Inc. (a)	46,681	853,795
See accompanying notes to financial statements.
67

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Monarch Casino & Resort, Inc. (a) (b)	31,362	$ 2,075,224
Ruth's Hospitality Group, Inc. (a)	56,626	1,304,097
Shake Shack, Inc. Class A (a)	171,240	18,326,105
		41,010,253
HOUSEHOLD DURABLES — 4.0%
Cavco Industries, Inc. (a)	23,272	5,170,806
Century Communities, Inc.	136,909	9,109,925
Installed Building Products, Inc.	106,428	13,022,530
iRobot Corp. (a) (b)	131,171	12,250,060
La-Z-Boy, Inc.	113,129	4,190,298
LGI Homes, Inc. (a) (b)	103,306	16,729,374
MDC Holdings, Inc.	152,384	7,710,630
Meritage Homes Corp. (a)	177,842	16,731,375
Tupperware Brands Corp. (a)	234,423	5,567,546
Universal Electronics, Inc. (a)	27,059	1,312,362
		91,794,906
HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. (a)	28,617	1,514,698
Central Garden & Pet Co. Class A (a)	114,277	5,519,579
WD-40 Co. (b)	64,676	16,575,812
		23,610,089
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	72,316	4,183,481
INSURANCE — 1.9%
Ambac Financial Group, Inc. (a)	74,845	1,172,073
AMERISAFE, Inc.	34,402	2,053,455
eHealth, Inc. (a) (b)	122,048	7,127,603
HCI Group, Inc. (b)	29,519	2,935,074
James River Group Holdings, Ltd.	69,369	2,602,725
Palomar Holdings, Inc. (a)	101,859	7,686,280
Selectquote, Inc. (a)	139,476	2,686,308
Trupanion, Inc. (a)	157,689	18,150,004
		44,413,522
INTERACTIVE MEDIA & SERVICES — 0.2%
QuinStreet, Inc. (a)	228,541	4,246,292
INTERNET & DIRECT MARKETING RETAIL — 1.4%
Liquidity Services, Inc. (a)	86,225	2,194,426
PetMed Express, Inc. (b)	97,394	3,101,999
See accompanying notes to financial statements.
68

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Shutterstock, Inc.	105,209	$ 10,328,368
Stamps.com, Inc. (a)	86,259	17,276,815
		32,901,608
IT SERVICES — 2.5%
CSG Systems International, Inc. (b)	75,673	3,570,252
EVERTEC, Inc.	281,905	12,305,153
ExlService Holdings, Inc. (a)	158,052	16,794,606
Perficient, Inc. (a) (b)	155,787	12,528,391
TTEC Holdings, Inc.	85,943	8,859,864
Unisys Corp. (a)	133,379	3,375,822
		57,434,088
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Sturm Ruger & Co., Inc. (b)	52,177	4,694,886
Vista Outdoor, Inc. (a) (b)	271,774	12,577,701
		17,272,587
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Luminex Corp.	204,137	7,512,242
NeoGenomics, Inc. (a) (b)	554,465	25,045,184
		32,557,426
MACHINERY — 6.7%
Alamo Group, Inc.	45,959	7,017,020
Albany International Corp. Class A	72,053	6,431,451
Astec Industries, Inc.	66,258	4,170,278
Chart Industries, Inc. (a)	167,497	24,508,161
CIRCOR International, Inc. (a)	34,648	1,129,525
Enerpac Tool Group Corp.	117,848	3,137,114
ESCO Technologies, Inc.	71,400	6,698,034
Federal Signal Corp.	285,584	11,489,044
Franklin Electric Co., Inc.	181,176	14,606,409
Hillenbrand, Inc.	235,206	10,367,880
John Bean Technologies Corp.	91,408	13,036,609
Lindsay Corp.	30,293	5,006,827
Lydall, Inc. (a)	37,210	2,251,949
Mueller Industries, Inc.	106,091	4,594,801
Proto Labs, Inc. (a)	130,272	11,958,970
SPX Corp. (a)	123,724	7,557,062
SPX FLOW, Inc.	74,603	4,867,100
Tennant Co.	40,842	3,261,234
Titan International, Inc. (a)	108,859	923,124
See accompanying notes to financial statements.
69

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	84,747	$ 12,365,435
		155,378,027
MARINE — 0.6%
Matson, Inc.	204,462	13,085,568
MEDIA — 0.4%
TechTarget, Inc. (a) (b)	111,169	8,614,486
METALS & MINING — 0.6%
Arconic Corp. (a) (b)	259,152	9,230,994
Century Aluminum Co. (a)	144,540	1,863,121
Materion Corp.	37,154	2,799,554
		13,893,669
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.3%
Invesco Mortgage Capital, Inc. REIT (b)	494,630	1,929,057
Redwood Trust, Inc. REIT	199,012	2,402,075
Two Harbors Investment Corp. REIT	373,572	2,824,204
		7,155,336
MULTILINE RETAIL — 0.4%
Big Lots, Inc.	150,309	9,921,897
OIL, GAS & CONSUMABLE FUELS — 2.1%
Bonanza Creek Energy, Inc.	89,121	4,194,926
Dorian LPG, Ltd. (a)	74,485	1,051,728
Matador Resources Co.	220,394	7,936,388
Range Resources Corp. (a)	690,637	11,575,076
Renewable Energy Group, Inc. (a)	224,348	13,985,854
Southwestern Energy Co. (a)	1,727,094	9,792,623
		48,536,595
PERSONAL PRODUCTS — 1.1%
elf Beauty, Inc. (a)	94,534	2,565,653
Inter Parfums, Inc.	37,298	2,685,456
Medifast, Inc.	55,015	15,568,145
USANA Health Sciences, Inc. (a)	35,255	3,611,169
		24,430,423
PHARMACEUTICALS — 2.0%
Amphastar Pharmaceuticals, Inc. (a)	114,245	2,303,179
ANI Pharmaceuticals, Inc. (a)	16,674	584,424
Cara Therapeutics, Inc. (a) (b)	136,313	1,945,187
See accompanying notes to financial statements.
70

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Collegium Pharmaceutical, Inc. (a) (b)	166,122	$ 3,927,124
Corcept Therapeutics, Inc. (a) (b)	493,997	10,867,934
Endo International PLC (a)	675,129	3,159,604
Innoviva, Inc. (a)	296,663	3,978,251
Pacira BioSciences, Inc. (a) (b)	207,202	12,573,017
Supernus Pharmaceuticals, Inc. (a) (b)	249,536	7,683,213
		47,021,933
PROFESSIONAL SERVICES — 1.7%
Exponent, Inc.	244,961	21,852,971
Forrester Research, Inc. (a)	52,850	2,420,530
Korn Ferry	101,420	7,358,021
ManTech International Corp. Class A	87,398	7,563,423
		39,194,945
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a)	51,893	2,017,081
RE/MAX Holdings, Inc. Class A	37,476	1,249,075
St. Joe Co.	144,920	6,464,881
		9,731,037
ROAD & RAIL — 1.4%
Heartland Express, Inc.	109,439	1,874,690
Marten Transport, Ltd.	272,724	4,497,219
Saia, Inc. (a)	123,949	25,966,076
		32,337,985
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.9%
Axcelis Technologies, Inc. (a)	104,657	4,230,236
CEVA, Inc. (a)	106,987	5,060,485
Cohu, Inc. (a)	227,896	8,384,294
Diodes, Inc. (a)	198,549	15,838,254
DSP Group, Inc. (a)	57,661	853,383
FormFactor, Inc. (a)	366,729	13,370,939
Ichor Holdings, Ltd. (a)	64,784	3,485,379
Kulicke & Soffa Industries, Inc.	143,075	8,756,190
MaxLinear, Inc. (a)	322,192	13,689,938
Onto Innovation, Inc. (a)	230,498	16,835,574
PDF Solutions, Inc. (a)	83,218	1,512,903
Photronics, Inc. (a)	140,825	1,860,298
Power Integrations, Inc.	283,966	23,302,250
Rambus, Inc. (a)	224,071	5,312,724
Ultra Clean Holdings, Inc. (a)	204,403	10,980,529
See accompanying notes to financial statements.
71

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Veeco Instruments, Inc. (a) (b)	131,148	$ 3,152,798
		136,626,174
SOFTWARE — 6.0%
8x8, Inc. (a) (b)	517,191	14,357,222
Agilysys, Inc. (a) (b)	95,625	5,438,194
Alarm.com Holdings, Inc. (a)	213,636	18,094,969
Bottomline Technologies DE, Inc. (a)	108,732	4,031,783
Ebix, Inc. (b)	108,314	3,671,845
LivePerson, Inc. (a) (b)	301,840	19,088,362
MicroStrategy, Inc. Class A (a) (b)	36,607	24,325,351
OneSpan, Inc. (a)	161,462	4,123,739
Progress Software Corp.	134,646	6,227,377
SPS Commerce, Inc. (a)	168,339	16,808,649
Vonage Holdings Corp. (a)	1,106,338	15,942,331
Xperi Holding Corp.	307,100	6,829,904
		138,939,726
SPECIALTY RETAIL — 3.7%
America's Car-Mart, Inc. (a)	18,919	2,681,201
Boot Barn Holdings, Inc. (a)	81,628	6,860,833
Buckle, Inc. (b)	56,422	2,806,995
GameStop Corp. Class A (a) (b)	122,826	26,301,960
Haverty Furniture Cos., Inc. (b)	36,117	1,544,363
Hibbett, Inc. (a)	76,229	6,832,405
Lumber Liquidators Holdings, Inc. (a) (b)	138,798	2,928,638
MarineMax, Inc. (a) (b)	102,515	4,996,581
Rent-A-Center, Inc.	280,845	14,904,444
Sleep Number Corp. (a)	115,110	12,656,344
Zumiez, Inc. (a)	56,184	2,752,454
		85,266,218
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	273,400	10,927,798
Diebold Nixdorf, Inc. (a) (b)	175,441	2,252,662
		13,180,460
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Fossil Group, Inc. (a)	121,534	1,735,505
Kontoor Brands, Inc. (b)	99,580	5,617,308
Steven Madden, Ltd.	140,909	6,166,178
Wolverine World Wide, Inc.	149,906	5,042,838
		18,561,829
See accompanying notes to financial statements.
72

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 2.4%
Axos Financial, Inc. (a)	242,412	$ 11,245,493
Flagstar Bancorp, Inc.	134,954	5,704,506
Meta Financial Group, Inc.	84,112	4,258,590
Mr Cooper Group, Inc. (a)	320,263	10,587,895
NMI Holdings, Inc. Class A (a)	401,719	9,030,643
Walker & Dunlop, Inc.	138,971	14,505,793
		55,332,920
TOBACCO — 0.2%
Vector Group, Ltd.	305,731	4,323,036
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	111,515	10,154,556
WATER UTILITIES — 0.7%
American States Water Co.	93,630	7,449,203
California Water Service Group	139,758	7,762,159
		15,211,362
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	152,803	7,412,473
TOTAL COMMON STOCKS (Cost $1,738,583,136)		2,303,490,991
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	1,363,385	1,363,794
State Street Navigator Securities Lending Portfolio II (e) (f)	138,318,348	138,318,348
TOTAL SHORT-TERM INVESTMENTS (Cost $139,682,142)		139,682,142
TOTAL INVESTMENTS — 105.9% (Cost $1,878,265,278)		2,443,173,133
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(137,098,148)
NET ASSETS — 100.0%		$ 2,306,074,985

See accompanying notes to financial statements.
73

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,303,490,991	$—	$—	$2,303,490,991
Short-Term Investments	139,682,142	—	—	139,682,142
TOTAL INVESTMENTS	$2,443,173,133	$—	$—	$2,443,173,133
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,721,160	$ 1,721,848	$ 86,026,336	$ 86,383,631	$(346)	$(413)	1,363,385	$ 1,363,794	$ 2,608
State Street Navigator Securities Lending Portfolio II	63,902,222	63,902,222	644,767,467	570,351,341	—	—	138,318,348	138,318,348	393,650
Total		$65,624,070	$730,793,803	$656,734,972	$(346)	$(413)		$139,682,142	$396,258
See accompanying notes to financial statements.
74

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a)	238,800	$ 9,253,500
Aerojet Rocketdyne Holdings, Inc.	297,547	14,368,545
Kaman Corp.	203,308	10,246,723
Moog, Inc. Class A	132,023	11,097,853
National Presto Industries, Inc.	36,760	3,736,654
Park Aerospace Corp.	86,487	1,288,656
Triumph Group, Inc. (a)	287,994	5,975,876
		55,967,807
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a) (b)	200,340	13,645,157
Echo Global Logistics, Inc. (a)	98,547	3,029,335
Hub Group, Inc. Class A (a)	245,855	16,221,513
		32,896,005
AIRLINES — 0.9%
Allegiant Travel Co. (a)	59,226	11,489,844
Hawaiian Holdings, Inc. (a) (b)	371,252	9,047,411
SkyWest, Inc. (a)	365,190	15,728,734
		36,265,989
AUTO COMPONENTS — 0.7%
American Axle & Manufacturing Holdings, Inc. (a) (b)	830,990	8,600,747
Cooper-Standard Holdings, Inc. (a)	120,852	3,504,708
Gentherm, Inc. (a)	81,025	5,756,826
Motorcar Parts of America, Inc. (a)	142,135	3,189,509
Standard Motor Products, Inc.	147,563	6,396,856
		27,448,646
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	118,837	8,076,163
BANKS — 15.1%
Allegiance Bancshares, Inc.	134,866	5,184,249
Ameris Bancorp	507,769	25,708,345
Banc of California, Inc.	323,485	5,673,927
BancFirst Corp.	68,157	4,255,042
Bancorp, Inc. (a)	179,014	4,119,112
BankUnited, Inc.	674,410	28,790,563
Banner Corp.	252,730	13,700,493
Berkshire Hills Bancorp, Inc.	249,316	6,833,752
Boston Private Financial Holdings, Inc.	606,776	8,949,946
See accompanying notes to financial statements.
75

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Brookline Bancorp, Inc.	565,086	$ 8,448,036
Cadence BanCorp	910,131	19,003,535
Central Pacific Financial Corp.	202,067	5,265,866
City Holding Co.	60,801	4,574,667
Columbia Banking System, Inc.	522,591	20,151,109
Community Bank System, Inc.	208,070	15,740,496
Customers Bancorp, Inc. (a)	212,103	8,269,896
CVB Financial Corp.	547,399	11,270,945
Dime Community Bancshares, Inc.	256,632	8,627,968
Eagle Bancorp, Inc.	232,525	13,040,002
FB Financial Corp.	244,223	9,114,402
First BanCorp	1,566,158	18,668,603
First BanCorp	204,941	8,384,136
First Commonwealth Financial Corp.	696,925	9,805,735
First Financial Bancorp	706,583	16,696,556
First Hawaiian, Inc.	950,345	26,932,777
First Midwest Bancorp, Inc.	835,507	16,568,104
Great Western Bancorp, Inc.	265,974	8,721,288
Hanmi Financial Corp.	226,914	4,324,981
Heritage Financial Corp.	262,824	6,575,857
Hilltop Holdings, Inc. (b)	309,301	11,258,556
Hope Bancorp, Inc.	896,025	12,705,635
Independent Bank Corp.	153,572	11,594,686
Independent Bank Group, Inc.	267,604	19,797,344
Investors Bancorp, Inc.	1,633,487	23,293,525
National Bank Holdings Corp. Class A	79,634	3,005,387
NBT Bancorp, Inc.	316,543	11,386,052
OFG Bancorp	377,984	8,361,006
Old National Bancorp	1,208,745	21,285,999
Pacific Premier Bancorp, Inc.	684,783	28,959,473
Park National Corp. (b)	46,597	5,471,420
Preferred Bank	98,970	6,261,832
Renasant Corp. (b)	407,526	16,301,040
S&T Bancorp, Inc. (b)	288,328	9,024,666
Seacoast Banking Corp. of Florida	404,492	13,813,402
Simmons First National Corp. Class A	784,040	23,003,734
Southside Bancshares, Inc.	224,918	8,598,615
Tompkins Financial Corp.	88,540	6,867,162
United Community Banks, Inc.	632,430	20,244,084
Veritex Holdings, Inc.	358,679	12,700,823
Westamerica BanCorp	106,114	6,157,795
		623,492,624
See accompanying notes to financial statements.
76

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
BEVERAGES — 0.3%
Coca-Cola Consolidated, Inc.	19,009	$ 7,644,089
MGP Ingredients, Inc. (b)	46,102	3,118,339
		10,762,428
BIOTECHNOLOGY — 0.8%
Anika Therapeutics, Inc. (a)	64,483	2,791,469
Eagle Pharmaceuticals, Inc. (a)	56,196	2,405,189
Enanta Pharmaceuticals, Inc. (a)	73,224	3,222,588
Myriad Genetics, Inc. (a)	549,954	16,817,593
Organogenesis Holdings, Inc. (a)	131,453	2,184,749
Spectrum Pharmaceuticals, Inc. (a)	496,747	1,862,801
Vanda Pharmaceuticals, Inc. (a)	202,685	4,359,755
		33,644,144
BUILDING PRODUCTS — 1.9%
American Woodmark Corp. (a)	58,245	4,758,034
Apogee Enterprises, Inc. (b)	187,678	7,644,125
Griffon Corp.	331,224	8,489,271
Insteel Industries, Inc.	86,146	2,769,594
Quanex Building Products Corp.	247,528	6,148,596
Resideo Technologies, Inc. (a)	1,039,557	31,186,710
UFP Industries, Inc.	219,345	16,306,107
		77,302,437
CAPITAL MARKETS — 0.5%
B Riley Financial, Inc.	41,242	3,113,771
Blucora, Inc. (a)	199,399	3,451,597
Donnelley Financial Solutions, Inc. (a)	116,847	3,855,951
Greenhill & Co., Inc.	43,002	669,111
Piper Sandler Cos.	38,623	5,003,996
WisdomTree Investments, Inc. (b)	489,470	3,034,714
		19,129,140
CHEMICALS — 2.1%
AdvanSix, Inc. (a)	204,499	6,106,340
American Vanguard Corp.	106,778	1,869,683
Ferro Corp. (a)	390,543	8,424,013
FutureFuel Corp.	113,252	1,087,219
GCP Applied Technologies, Inc. (a)	164,058	3,815,989
Hawkins, Inc.	64,594	2,115,454
HB Fuller Co.	184,358	11,727,012
Innospec, Inc.	110,020	9,968,912
Koppers Holdings, Inc. (a)	151,422	4,898,502
See accompanying notes to financial statements.
77

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Kraton Corp. (a)	235,257	$ 7,596,449
Rayonier Advanced Materials, Inc. (a) (b)	452,631	3,028,101
Stepan Co.	70,685	8,501,285
Tredegar Corp.	195,133	2,686,981
Trinseo SA (b)	280,150	16,764,176
		88,590,116
COMMERCIAL SERVICES & SUPPLIES — 3.2%
ABM Industries, Inc.	487,434	21,617,698
Brady Corp. Class A	214,695	12,031,508
CoreCivic, Inc. REIT (a) (b)	876,236	9,174,191
Deluxe Corp.	303,744	14,509,851
Harsco Corp. (a)	578,028	11,803,332
HNI Corp. (b)	311,972	13,717,409
Interface, Inc.	420,792	6,438,117
Matthews International Corp. Class A	228,055	8,200,858
Pitney Bowes, Inc.	1,257,413	11,027,512
Team, Inc. (a)	231,634	1,551,948
UniFirst Corp.	52,755	12,378,433
US Ecology, Inc. (a) (b)	140,125	5,257,490
Viad Corp. (a)	89,518	4,462,472
		132,170,819
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	352,467	7,278,444
Applied Optoelectronics, Inc. (a) (b)	179,490	1,520,280
CalAmp Corp. (a)	158,952	2,021,869
Comtech Telecommunications Corp.	189,153	4,569,937
Digi International, Inc. (a)	108,237	2,176,646
Extreme Networks, Inc. (a)	514,409	5,740,804
Harmonic, Inc. (a) (b)	384,423	3,275,284
NETGEAR, Inc. (a)	221,340	8,481,749
Plantronics, Inc. (a) (b)	92,720	3,869,206
		38,934,219
CONSTRUCTION & ENGINEERING — 0.7%
Arcosa, Inc.	160,496	9,427,535
Granite Construction, Inc. (b)	334,240	13,880,987
Matrix Service Co. (a)	200,164	2,101,722
MYR Group, Inc. (a)	52,085	4,735,568
		30,145,812
CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a)	115,661	8,535,782
See accompanying notes to financial statements.
78

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a) (b)	225,233	$ 10,673,792
Enova International, Inc. (a)	262,789	8,990,012
EZCORP, Inc. Class A (a)	394,035	2,376,031
World Acceptance Corp. (a) (b)	9,648	1,545,995
		23,585,830
CONTAINERS & PACKAGING — 0.5%
Myers Industries, Inc.	164,566	3,455,886
O-I Glass, Inc. (a)	1,149,774	18,775,809
		22,231,695
DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	326,519	14,696,620
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	60,013	1,700,769
Perdoceo Education Corp. (a) (b)	293,468	3,600,852
Regis Corp. (a) (b)	119,184	1,115,562
		6,417,183
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	77,605	3,530,252
Cogent Communications Holdings, Inc.	114,596	8,811,286
Consolidated Communications Holdings, Inc. (a)	542,696	4,770,298
		17,111,836
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	80,712	4,179,267
Encore Wire Corp.	151,210	11,460,206
Powell Industries, Inc. (b)	66,758	2,066,160
		17,705,633
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Bel Fuse, Inc. Class B	73,071	1,052,222
Benchmark Electronics, Inc.	260,144	7,403,698
CTS Corp.	112,777	4,190,793
Daktronics, Inc. (a)	278,857	1,837,668
ePlus, Inc. (a)	97,213	8,427,395
Fabrinet (a)	101,319	9,713,453
FARO Technologies, Inc. (a)	54,603	4,246,475
Insight Enterprises, Inc. (a) (b)	255,542	25,556,755
Itron, Inc. (a) (b)	155,747	15,571,585
Knowles Corp. (a)	671,152	13,248,541
See accompanying notes to financial statements.
79

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Methode Electronics, Inc.	166,719	$ 8,204,242
OSI Systems, Inc. (a)	56,348	5,727,211
PC Connection, Inc.	82,424	3,813,759
Plexus Corp. (a)	89,280	8,161,085
Rogers Corp. (a)	63,474	12,745,579
Sanmina Corp. (a)	473,069	18,430,768
ScanSource, Inc. (a)	182,767	5,141,236
TTM Technologies, Inc. (a) (b)	716,004	10,238,857
		163,711,322
ENERGY EQUIPMENT & SERVICES — 2.6%
Archrock, Inc.	923,628	8,229,525
Bristow Group, Inc. (a)	168,179	4,307,064
Core Laboratories NV	196,628	7,658,661
Dril-Quip, Inc. (a)	260,021	8,796,510
Helix Energy Solutions Group, Inc. (a) (b)	1,015,914	5,800,869
Helmerich & Payne, Inc.	778,822	25,412,962
Nabors Industries, Ltd. (a)	47,821	5,463,071
Oceaneering International, Inc. (a)	727,286	11,323,843
Oil States International, Inc. (a) (b)	455,489	3,575,589
Patterson-UTI Energy, Inc.	1,372,298	13,640,642
ProPetro Holding Corp. (a)	590,491	5,408,897
RPC, Inc. (a) (b)	439,145	2,173,768
US Silica Holdings, Inc. (a)	540,180	6,244,481
		108,035,882
ENTERTAINMENT — 0.1%
Marcus Corp. (a) (b)	175,049	3,712,789
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.3%
Acadia Realty Trust REIT	626,640	13,761,014
Agree Realty Corp. REIT	247,326	17,434,010
Alexander & Baldwin, Inc. REIT	530,968	9,727,334
American Assets Trust, Inc. REIT	367,492	13,703,777
Armada Hoffler Properties, Inc. REIT	438,176	5,823,359
Brandywine Realty Trust REIT	1,247,023	17,096,685
CareTrust REIT, Inc.	345,999	8,037,557
Centerspace REIT	40,427	3,189,690
Chatham Lodging Trust REIT (a)	336,034	4,324,758
DiamondRock Hospitality Co. REIT (a)	1,529,329	14,834,491
Diversified Healthcare Trust REIT	1,757,111	7,344,724
Easterly Government Properties, Inc. REIT	341,328	7,195,194
Four Corners Property Trust, Inc. REIT	246,297	6,800,260
See accompanying notes to financial statements.
80

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Franklin Street Properties Corp. REIT	683,032	$ 3,592,748
GEO Group, Inc. REIT (b)	894,504	6,368,868
Getty Realty Corp. REIT	144,129	4,489,618
Global Net Lease, Inc. REIT	692,896	12,818,576
Hersha Hospitality Trust REIT (a)	276,097	2,970,804
Independence Realty Trust, Inc. REIT	382,548	6,973,850
Industrial Logistics Properties Trust REIT	261,954	6,847,478
iStar, Inc. REIT (b)	532,064	11,029,687
Kite Realty Group Trust REIT	611,936	13,468,711
Lexington Realty Trust REIT	1,291,561	15,434,154
LTC Properties, Inc. REIT (b)	176,344	6,769,846
Mack-Cali Realty Corp. REIT (a)	624,332	10,707,294
NexPoint Residential Trust, Inc. REIT	72,011	3,959,165
Office Properties Income Trust REIT	354,267	10,383,566
Retail Opportunity Investments Corp. REIT	864,419	15,265,640
Retail Properties of America, Inc. Class A REIT	1,554,563	17,799,746
RPT Realty REIT	592,117	7,685,679
Saul Centers, Inc. REIT	57,457	2,611,421
Service Properties Trust REIT	1,204,768	15,180,077
SITE Centers Corp. REIT	1,213,630	18,277,268
Summit Hotel Properties, Inc. REIT (a)	778,971	7,267,799
Tanger Factory Outlet Centers, Inc. REIT (b)	475,878	8,970,300
Uniti Group, Inc. REIT (b)	618,016	6,544,789
Universal Health Realty Income Trust REIT	51,503	3,170,010
Urstadt Biddle Properties, Inc. Class A REIT	223,319	4,327,922
Washington Real Estate Investment Trust	615,599	14,158,777
Whitestone REIT	301,105	2,484,116
Xenia Hotels & Resorts, Inc. REIT (a)	831,909	15,581,656
		384,412,418
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	223,982	6,838,170
Chefs' Warehouse, Inc. (a)	230,235	7,328,380
PriceSmart, Inc.	96,084	8,744,605
SpartanNash Co.	257,418	4,970,742
United Natural Foods, Inc. (a)	189,729	7,016,178
		34,898,075
FOOD PRODUCTS — 1.1%
Calavo Growers, Inc.	70,412	4,465,529
Cal-Maine Foods, Inc.	109,451	3,963,221
Fresh Del Monte Produce, Inc. (b)	218,165	7,173,265
J&J Snack Foods Corp. (b)	61,606	10,744,703
See accompanying notes to financial statements.
81

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
John B Sanfilippo & Son, Inc.	63,611	$ 5,634,026
Seneca Foods Corp. Class A (a)	50,675	2,588,479
Simply Good Foods Co. (a)	334,198	12,201,569
		46,770,792
GAS UTILITIES — 1.0%
Chesapeake Utilities Corp.	62,542	7,525,679
Northwest Natural Holding Co.	221,029	11,608,443
South Jersey Industries, Inc.	816,604	21,174,542
		40,308,664
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
AngioDynamics, Inc. (a)	175,067	4,749,568
Cardiovascular Systems, Inc. (a)	143,567	6,123,133
CONMED Corp.	93,256	12,816,172
CryoLife, Inc. (a) (b)	129,008	3,663,827
Cutera, Inc. (a) (b)	74,667	3,660,923
Glaukos Corp. (a)	120,400	10,213,532
Inogen, Inc. (a)	76,245	4,968,887
Integer Holdings Corp. (a)	142,905	13,461,651
Invacare Corp. (a) (b)	260,274	2,100,411
Lantheus Holdings, Inc. (a)	482,885	13,346,941
Natus Medical, Inc. (a)	247,557	6,431,531
OraSure Technologies, Inc. (a) (b)	195,324	1,980,585
Orthofix Medical, Inc. (a)	93,575	3,753,293
Surmodics, Inc. (a)	37,173	2,016,635
Varex Imaging Corp. (a) (b)	286,674	7,688,597
		96,975,686
HEALTH CARE PROVIDERS & SERVICES — 2.4%
AMN Healthcare Services, Inc. (a)	127,884	12,402,190
Apollo Medical Holdings, Inc. (a) (b)	35,107	2,205,071
CorVel Corp. (a)	22,618	3,037,597
Covetrus, Inc. (a) (b)	292,312	7,892,424
Cross Country Healthcare, Inc. (a)	254,434	4,200,705
Hanger, Inc. (a)	112,375	2,840,840
Magellan Health, Inc. (a)	169,148	15,933,742
MEDNAX, Inc. (a)	382,585	11,534,938
Owens & Minor, Inc.	258,383	10,937,352
RadNet, Inc. (a)	163,552	5,510,067
Select Medical Holdings Corp.	384,142	16,233,841
Tivity Health, Inc. (a) (b)	96,255	2,532,469
See accompanying notes to financial statements.
82

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
US Physical Therapy, Inc. (b)	41,373	$ 4,793,890
		100,055,126
HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs & Systems, Inc.	50,638	1,682,701
HealthStream, Inc. (a)	108,193	3,022,912
NextGen Healthcare, Inc. (a)	221,116	3,668,315
		8,373,928
HOTELS, RESTAURANTS & LEISURE — 1.9%
BJ's Restaurants, Inc. (a)	167,040	8,208,346
Bloomin' Brands, Inc. (a) (b)	584,192	15,854,971
Brinker International, Inc. (a)	150,801	9,327,042
Cheesecake Factory, Inc. (a)	217,642	11,791,843
Chuy's Holdings, Inc. (a)	143,658	5,352,697
Dave & Buster's Entertainment, Inc. (a)	346,618	14,072,691
El Pollo Loco Holdings, Inc. (a)	68,807	1,258,480
Fiesta Restaurant Group, Inc. (a)	131,334	1,763,816
Monarch Casino & Resort, Inc. (a)	47,491	3,142,479
Red Robin Gourmet Burgers, Inc. (a) (b)	109,970	3,641,107
Ruth's Hospitality Group, Inc. (a)	141,284	3,253,770
		77,667,242
HOUSEHOLD DURABLES — 1.0%
Cavco Industries, Inc. (a)	25,731	5,717,171
Ethan Allen Interiors, Inc.	155,499	4,291,772
La-Z-Boy, Inc.	165,474	6,129,157
M/I Homes, Inc. (a)	213,177	12,507,095
MDC Holdings, Inc.	163,545	8,275,377
Universal Electronics, Inc. (a)	61,381	2,976,978
		39,897,550
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	28,756	1,522,055
Central Garden & Pet Co. Class A (a)	112,834	5,449,882
		6,971,937
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	151,910	8,787,993
INSURANCE — 3.4%
Ambac Financial Group, Inc. (a)	213,075	3,336,755
American Equity Investment Life Holding Co.	623,865	20,163,317
AMERISAFE, Inc.	87,492	5,222,397
See accompanying notes to financial statements.
83

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Assured Guaranty, Ltd.	547,689	$ 26,004,274
Employers Holdings, Inc.	205,249	8,784,657
Genworth Financial, Inc. Class A (a)	3,677,663	14,342,886
Horace Mann Educators Corp.	300,894	11,259,453
James River Group Holdings, Ltd.	158,708	5,954,724
ProAssurance Corp.	390,768	8,889,972
Safety Insurance Group, Inc.	102,346	8,011,645
Selectquote, Inc. (a)	105,130	2,024,804
SiriusPoint, Ltd. (a)	551,649	5,555,105
Stewart Information Services Corp.	192,917	10,936,465
United Fire Group, Inc.	154,764	4,291,606
United Insurance Holdings Corp.	145,430	828,951
Universal Insurance Holdings, Inc.	206,297	2,863,402
		138,470,413
INTERNET & DIRECT MARKETING RETAIL — 0.0% (c)
Liquidity Services, Inc. (a)	71,046	1,808,121
IT SERVICES — 0.7%
BM Technologies, Inc. (a)	36,439	453,301
CSG Systems International, Inc.	120,195	5,670,800
Sykes Enterprises, Inc. (a)	287,710	15,450,027
Unisys Corp. (a)	259,842	6,576,601
		28,150,729
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Sturm Ruger & Co., Inc. (b)	49,597	4,462,738
MACHINERY — 4.4%
Albany International Corp. Class A	112,645	10,054,693
Astec Industries, Inc.	63,006	3,965,598
Barnes Group, Inc.	337,493	17,296,516
CIRCOR International, Inc. (a)	95,273	3,105,900
Enerpac Tool Group Corp.	258,071	6,869,850
EnPro Industries, Inc.	150,609	14,631,664
ESCO Technologies, Inc.	77,173	7,239,599
Greenbrier Cos., Inc. (b)	238,044	10,373,957
Hillenbrand, Inc.	187,664	8,272,229
John Bean Technologies Corp.	90,680	12,932,782
Lindsay Corp.	31,185	5,154,257
Lydall, Inc. (a) (b)	68,842	4,166,318
Meritor, Inc. (a)	531,228	12,441,360
Mueller Industries, Inc.	247,223	10,707,228
See accompanying notes to financial statements.
84

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
SPX Corp. (a)	138,605	$ 8,465,993
SPX FLOW, Inc.	189,736	12,378,377
Standex International Corp.	89,373	8,482,391
Tennant Co.	72,781	5,811,563
Titan International, Inc. (a)	209,349	1,775,280
Wabash National Corp. (b)	373,203	5,971,248
Watts Water Technologies, Inc. Class A	70,519	10,289,427
		180,386,230
MEDIA — 1.2%
AMC Networks, Inc. Class A (a)	219,283	14,648,104
EW Scripps Co. Class A	420,696	8,577,991
Gannett Co., Inc. (a)	961,003	5,275,907
Meredith Corp. (a)	294,836	12,807,676
Scholastic Corp.	218,841	8,291,886
		49,601,564
METALS & MINING — 2.1%
Allegheny Technologies, Inc. (a) (b)	927,148	19,331,036
Arconic Corp. (a) (b)	315,667	11,244,058
Carpenter Technology Corp.	349,290	14,048,444
Century Aluminum Co. (a) (b)	151,602	1,954,150
Haynes International, Inc.	95,428	3,376,243
Kaiser Aluminum Corp.	114,872	14,185,543
Materion Corp.	92,164	6,944,557
Olympic Steel, Inc.	63,890	1,877,727
SunCoke Energy, Inc.	611,792	4,368,195
TimkenSteel Corp. (a) (b)	281,558	3,984,046
Warrior Met Coal, Inc.	377,564	6,494,101
		87,808,100
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.4%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	934,916	14,911,910
ARMOUR Residential REIT, Inc. (b)	517,511	5,909,976
Capstead Mortgage Corp. REIT	687,282	4,219,912
Ellington Financial, Inc. REIT (b)	317,763	6,085,161
Granite Point Mortgage Trust, Inc. REIT	393,775	5,808,181
Invesco Mortgage Capital, Inc. REIT (b)	1,299,860	5,069,454
KKR Real Estate Finance Trust, Inc. REIT (b)	201,502	4,358,488
New York Mortgage Trust, Inc. REIT	2,779,305	12,423,493
PennyMac Mortgage Investment Trust REIT (b)	716,395	15,087,279
Ready Capital Corp. REIT (b)	418,993	6,649,419
Redwood Trust, Inc. REIT	506,051	6,108,036
See accompanying notes to financial statements.
85

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Two Harbors Investment Corp. REIT (b)	1,407,266	$ 10,638,931
		97,270,240
MULTI-UTILITIES — 0.7%
Avista Corp.	505,070	21,551,337
Unitil Corp.	108,954	5,771,293
		27,322,630
MULTILINE RETAIL — 1.0%
Macy's, Inc. (a)	2,263,339	42,912,907
OIL, GAS & CONSUMABLE FUELS — 3.9%
Callon Petroleum Co. (a)	334,656	19,306,305
CONSOL Energy, Inc. (a) (b)	224,037	4,137,963
Dorian LPG, Ltd. (a)	80,810	1,141,037
Green Plains, Inc. (b)	304,998	10,254,033
Laredo Petroleum, Inc. (a)	66,894	6,207,094
Matador Resources Co.	450,052	16,206,373
Par Pacific Holdings, Inc. (a)	323,488	5,441,068
PBF Energy, Inc. Class A (a)	703,754	10,767,436
PDC Energy, Inc.	721,387	33,032,311
Penn Virginia Corp. (a)	114,993	2,714,985
Range Resources Corp. (a)	816,145	13,678,590
REX American Resources Corp. (a)	39,106	3,526,579
SM Energy Co.	780,737	19,229,552
Southwestern Energy Co. (a) (b)	2,040,661	11,570,548
Talos Energy, Inc. (a)	235,624	3,685,159
		160,899,033
PAPER & FOREST PRODUCTS — 1.1%
Clearwater Paper Corp. (a) (b)	117,207	3,395,487
Domtar Corp. (a)	364,988	20,059,740
Glatfelter Corp.	318,448	4,448,719
Mercer International, Inc.	280,806	3,580,277
Neenah, Inc.	123,697	6,205,878
Schweitzer-Mauduit International, Inc.	226,644	9,151,885
		46,841,986
PERSONAL PRODUCTS — 0.7%
Edgewell Personal Care Co. (b)	394,793	17,331,413
elf Beauty, Inc. (a)	130,173	3,532,895
Inter Parfums, Inc.	71,065	5,116,680
USANA Health Sciences, Inc. (a)	30,136	3,086,830
		29,067,818
See accompanying notes to financial statements.
86

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
PHARMACEUTICALS — 0.7%
Amphastar Pharmaceuticals, Inc. (a)	96,833	$ 1,952,153
ANI Pharmaceuticals, Inc. (a) (b)	46,608	1,633,610
Cara Therapeutics, Inc. (a) (b)	101,890	1,453,970
Endo International PLC (a) (b)	659,832	3,088,014
Phibro Animal Health Corp. Class A	147,679	4,264,970
Prestige Consumer Healthcare, Inc. (a)	359,478	18,728,804
		31,121,521
PROFESSIONAL SERVICES — 1.1%
Heidrick & Struggles International, Inc.	138,786	6,182,916
Kelly Services, Inc. Class A (a)	239,558	5,742,205
Korn Ferry	233,128	16,913,437
ManTech International Corp. Class A	64,960	5,621,638
Resources Connection, Inc.	230,518	3,310,239
TrueBlue, Inc. (a)	254,576	7,156,131
		44,926,566
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	90,835	3,530,757
RE/MAX Holdings, Inc. Class A	81,415	2,713,562
Realogy Holdings Corp. (a) (b)	845,011	15,396,100
		21,640,419
ROAD & RAIL — 0.3%
ArcBest Corp.	184,491	10,735,531
Heartland Express, Inc.	176,091	3,016,439
		13,751,970
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Axcelis Technologies, Inc. (a)	84,657	3,421,836
DSP Group, Inc. (a)	79,731	1,180,019
Ichor Holdings, Ltd. (a)	100,185	5,389,953
Kulicke & Soffa Industries, Inc.	228,633	13,992,340
PDF Solutions, Inc. (a)	86,486	1,572,315
Photronics, Inc. (a)	226,848	2,996,662
Rambus, Inc. (a)	472,905	11,212,578
SMART Global Holdings, Inc. (a)	98,729	4,707,399
Veeco Instruments, Inc. (a) (b)	166,186	3,995,111
		48,468,213
SOFTWARE — 0.8%
Bottomline Technologies DE, Inc. (a)	111,366	4,129,451
InterDigital, Inc. (b)	224,361	16,385,084
See accompanying notes to financial statements.
87

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Progress Software Corp.	112,062	$ 5,182,867
Xperi Holding Corp. (b)	285,419	6,347,719
		32,045,121
SPECIALTY RETAIL — 7.6%
Aaron's Co., Inc.	251,163	8,034,704
Abercrombie & Fitch Co. Class A (a)	449,817	20,885,003
America's Car-Mart, Inc. (a)	16,073	2,277,866
Asbury Automotive Group, Inc. (a)	140,962	24,156,658
Barnes & Noble Education, Inc. (a)	215,119	1,551,008
Bed Bath & Beyond, Inc. (a) (b)	774,576	25,785,635
Boot Barn Holdings, Inc. (a)	85,422	7,179,719
Buckle, Inc. (b)	120,936	6,016,566
Caleres, Inc.	278,643	7,604,167
Cato Corp. Class A	140,739	2,374,267
Chico's FAS, Inc. (a) (b)	885,819	5,828,689
Children's Place, Inc. (a)	107,044	9,961,515
Conn's, Inc. (a) (b)	140,791	3,590,171
Designer Brands, Inc. Class A (a) (b)	423,770	7,013,394
GameStop Corp. Class A (a) (b)	213,706	45,763,003
Genesco, Inc. (a) (b)	101,721	6,477,593
Group 1 Automotive, Inc.	124,422	19,214,489
Guess?, Inc. (b)	275,045	7,261,188
Haverty Furniture Cos., Inc. (b)	69,443	2,969,383
Monro, Inc. (b)	244,535	15,530,418
ODP Corp. (a)	388,949	18,673,442
Sally Beauty Holdings, Inc. (a) (b)	819,317	18,082,326
Shoe Carnival, Inc.	60,763	4,350,023
Signet Jewelers, Ltd. (a)	380,838	30,767,902
Sonic Automotive, Inc. Class A (b)	169,145	7,567,547
Zumiez, Inc. (a) (b)	69,571	3,408,283
		312,324,959
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a)	481,577	19,248,632
Diebold Nixdorf, Inc. (a) (b)	293,320	3,766,229
		23,014,861
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Fossil Group, Inc. (a)	162,990	2,327,497
G-III Apparel Group, Ltd. (a)	319,152	10,487,335
Kontoor Brands, Inc. (b)	189,836	10,708,649
Movado Group, Inc.	117,066	3,684,067
See accompanying notes to financial statements.
88

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Oxford Industries, Inc.	123,740	$ 12,230,462
Steven Madden, Ltd.	342,775	14,999,834
Unifi, Inc. (a)	113,103	2,755,189
Vera Bradley, Inc. (a) (b)	166,791	2,066,540
Wolverine World Wide, Inc.	371,903	12,510,817
		71,770,390
THRIFTS & MORTGAGE FINANCE — 1.9%
Capitol Federal Financial, Inc.	937,484	11,043,562
Flagstar Bancorp, Inc.	138,133	5,838,882
HomeStreet, Inc.	157,171	6,403,147
Meta Financial Group, Inc.	102,723	5,200,865
Northfield Bancorp, Inc.	340,768	5,588,595
Northwest Bancshares, Inc.	928,925	12,670,537
Provident Financial Services, Inc.	529,017	12,109,199
TrustCo Bank Corp.	138,181	4,750,663
WSFS Financial Corp. (b)	345,828	16,112,126
		79,717,576
TOBACCO — 0.4%
Universal Corp.	176,536	10,057,256
Vector Group, Ltd.	465,205	6,577,999
		16,635,255
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	109,494	9,970,524
Boise Cascade Co.	286,460	16,714,941
DXP Enterprises, Inc. (a)	128,364	4,274,521
GMS, Inc. (a)	309,831	14,915,264
NOW, Inc. (a)	806,996	7,658,392
Veritiv Corp. (a)	88,769	5,452,192
		58,985,834
WATER UTILITIES — 0.4%
American States Water Co.	122,257	9,726,767
California Water Service Group	151,539	8,416,476
		18,143,243
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	125,713	6,098,338
Spok Holdings, Inc.	132,689	1,276,468
		7,374,806
TOTAL COMMON STOCKS (Cost $3,332,371,614)		4,120,613,575
See accompanying notes to financial statements.
89

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
WARRANTS — 0.0% (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	17,916	$ 179,160
TOTAL WARRANTS (Cost $0)		179,160
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	2,709,553	2,710,365
State Street Navigator Securities Lending Portfolio II (f) (g)	112,194,931	112,194,931
TOTAL SHORT-TERM INVESTMENTS (Cost $114,905,296)		114,905,296
TOTAL INVESTMENTS — 102.6% (Cost $3,447,276,910)		4,235,698,031
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(108,145,435)
NET ASSETS — 100.0%		$ 4,127,552,596
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,120,613,575	$—	$—	$4,120,613,575
Warrants	179,160	—	—	179,160
Short-Term Investments	114,905,296	—	—	114,905,296
TOTAL INVESTMENTS	$4,235,698,031	$—	$—	$4,235,698,031
See accompanying notes to financial statements.
90

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,125,758	$ 7,128,608	$ 167,959,955	$ 172,377,013	$(1,185)	$—	2,709,553	$ 2,710,365	$ 3,909
State Street Navigator Securities Lending Portfolio II	113,878,420	113,878,420	950,777,571	952,461,060	—	—	112,194,931	112,194,931	1,239,078
Total		$121,007,028	$1,118,737,526	$1,124,838,073	$(1,185)	$—		$114,905,296	$1,242,987
See accompanying notes to financial statements.
91

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,680,657,407	$1,522,207,087
Investments in affiliated issuers, at value	30,262,310	7,916,023
Total Investments	1,710,919,717	1,530,123,110
Receivable for fund shares sold	3,257	—
Dividends receivable — unaffiliated issuers	689,694	2,591,294
Dividends receivable — affiliated issuers	63	115
Securities lending income receivable — unaffiliated issuers	8,712	1,921
Securities lending income receivable — affiliated issuers	8,068	1,038
TOTAL ASSETS	1,711,629,511	1,532,717,478
LIABILITIES
Payable upon return of securities loaned	29,341,733	5,542,107
Payable for fund shares repurchased	—	310,949
Advisory fee payable	200,844	295,264
Trustees’ fees and expenses payable	1,164	673
TOTAL LIABILITIES	29,543,741	6,148,993
NET ASSETS	$1,682,085,770	$1,526,568,485
NET ASSETS CONSIST OF:
Paid-in Capital	$1,701,963,784	$1,774,897,640
Total distributable earnings (loss)	(19,878,014)	(248,329,155)
NET ASSETS	$1,682,085,770	$1,526,568,485
NET ASSET VALUE PER SHARE
Net asset value per share	$ 77.52	$ 67.55
Shares outstanding (unlimited amount authorized, $0.01 par value)	21,700,000	22,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,439,576,523	$1,519,236,938
Investments in affiliated issuers	30,262,310	7,916,023
Total cost of investments	$1,469,838,833	$1,527,152,961
* Includes investments in securities on loan, at value	$ 101,377,305	$ 38,994,406
See accompanying notes to financial statements.
92

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2021

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,827,378,967	$2,303,490,991	$4,120,792,735
Investments in affiliated issuers, at value	85,782,154	139,682,142	114,905,296
Total Investments	1,913,161,121	2,443,173,133	4,235,698,031
Receivable for fund shares sold	—	1,725	8,571,903
Dividends receivable — unaffiliated issuers	1,700,026	1,442,502	4,984,280
Dividends receivable — affiliated issuers	86	123	342
Securities lending income receivable — unaffiliated issuers	5,498	6,920	10,190
Securities lending income receivable — affiliated issuers	25,117	48,913	23,757
Receivable from Adviser	151,500	—	—
TOTAL ASSETS	1,915,043,348	2,444,673,316	4,249,288,503
LIABILITIES
Payable upon return of securities loaned	85,130,546	138,318,348	112,194,931
Payable for investments purchased	85,913	—	455,488
Payable for fund shares repurchased	291	—	8,571,903
Advisory fee payable	226,351	278,943	512,912
Trustees’ fees and expenses payable	541	1,040	673
TOTAL LIABILITIES	85,443,642	138,598,331	121,735,907
NET ASSETS	$1,829,599,706	$2,306,074,985	$4,127,552,596
NET ASSETS CONSIST OF:
Paid-in Capital	$1,558,021,338	$2,152,707,670	$3,931,774,751
Total distributable earnings (loss)	271,578,368	153,367,315	195,777,845
NET ASSETS	$1,829,599,706	$2,306,074,985	$4,127,552,596
NET ASSET VALUE PER SHARE
Net asset value per share	$ 97.71	$ 88.70	$ 85.72
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,725,046	26,000,028	48,152,102
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 1,438,911,948	$1,738,583,136	$3,332,371,614
Investments in affiliated issuers	85,782,154	139,682,142	114,905,296
Total cost of investments	$1,524,694,102	$1,878,265,278	$3,447,276,910
* Includes investments in securities on loan, at value	$ 126,305,375	$ 232,311,918	$ 228,078,313
See accompanying notes to financial statements.
93

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 13,878,387	$ 28,647,640
Dividend income — affiliated issuers	1,456	157
Unaffiliated securities lending income	69,918	37,468
Affiliated securities lending income	74,787	71,244
TOTAL INVESTMENT INCOME (LOSS)	14,024,548	28,756,509
EXPENSES
Advisory fee	2,632,235	2,193,414
Trustees’ fees and expenses	27,795	19,802
Miscellaneous expenses	1	2,059
TOTAL EXPENSES	2,660,031	2,215,275
NET INVESTMENT INCOME (LOSS)	$ 11,364,517	$ 26,541,234
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(42,725,543)	(68,668,802)
Investments — affiliated issuers	(292)	(466)
In-kind redemptions — unaffiliated issuers	479,122,959	379,524,977
Net realized gain (loss)	436,397,124	310,855,709
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	211,704,247	261,666,199
Investments — affiliated issuers	(29)	—
Net change in unrealized appreciation/depreciation	211,704,218	261,666,199
NET REALIZED AND UNREALIZED GAIN (LOSS)	648,101,342	572,521,908
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$659,465,859	$599,063,142
See accompanying notes to financial statements.
94

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2021

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 17,325,544	$ 15,879,772	$ 49,668,096
Dividend income — affiliated issuers	1,057	2,608	3,909
Unaffiliated securities lending income	117,366	133,696	311,417
Affiliated securities lending income	402,749	393,650	1,239,078
Foreign taxes withheld	(20,065)	(4,882)	(76,586)
TOTAL INVESTMENT INCOME (LOSS)	17,826,651	16,404,844	51,145,914
EXPENSES
Advisory fee	2,109,476	2,908,292	4,498,675
Trustees’ fees and expenses	18,625	27,351	37,661
Miscellaneous expenses	1	1	1
TOTAL EXPENSES	2,128,102	2,935,644	4,536,337
Expenses waived/reimbursed by the Adviser	(1,424,943)	—	—
NET EXPENSES	703,159	2,935,644	4,536,337
NET INVESTMENT INCOME (LOSS)	$ 17,123,492	$ 13,469,200	$ 46,609,577
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(19,849,569)	(12,221,714)	(165,091,008)
Investments — affiliated issuers	(106)	(346)	(1,185)
In-kind redemptions — unaffiliated issuers	150,311,722	177,154,619	420,115,193
Net realized gain (loss)	130,462,047	164,932,559	255,023,000
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	525,108,931	656,186,703	1,312,034,550
Investments — affiliated issuers	—	(413)	—
Net change in unrealized appreciation/depreciation	525,108,931	656,186,290	1,312,034,550
NET REALIZED AND UNREALIZED GAIN (LOSS)	655,570,978	821,118,849	1,567,057,550
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$672,694,470	$834,588,049	$1,613,667,127
See accompanying notes to financial statements.
95

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,364,517	$ 17,275,879
Net realized gain (loss)	436,397,124	196,522,047
Net change in unrealized appreciation/depreciation	211,704,218	(148,739,254)
Net increase (decrease) in net assets resulting from operations	659,465,859	65,058,672
Net equalization credits and charges	(218,491)	(89,722)
Distributions to shareholders	(11,613,650)	(19,116,856)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,366,643,678	1,373,597,627
Cost of shares redeemed	(2,273,624,036)	(1,159,055,129)
Net income equalization	218,491	89,722
Net increase (decrease) in net assets from beneficial interest transactions	(906,761,867)	214,632,220
Net increase (decrease) in net assets during the period	(259,128,149)	260,484,314
Net assets at beginning of period	1,941,213,919	1,680,729,605
NET ASSETS AT END OF PERIOD	$ 1,682,085,770	$ 1,941,213,919
SHARES OF BENEFICIAL INTEREST:
Shares sold	21,550,000	26,400,000
Shares redeemed	(35,950,000)	(21,300,000)
Net increase (decrease) from share transactions	(14,400,000)	5,100,000
See accompanying notes to financial statements.
96

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 26,541,234	$ 29,474,276
Net realized gain (loss)	310,855,709	88,869,468
Net change in unrealized appreciation/depreciation	261,666,199	(307,801,106)
Net increase (decrease) in net assets resulting from operations	599,063,142	(189,457,362)
Net equalization credits and charges	3,781,878	60,332
Distributions to shareholders	(30,175,992)	(31,367,693)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,054,034,876	1,662,533,782
Cost of shares redeemed	(1,990,006,769)	(2,039,580,941)
Net income equalization	(3,781,878)	(60,332)
Net increase (decrease) in net assets from beneficial interest transactions	60,246,229	(377,107,491)
Net increase (decrease) in net assets during the period	632,915,257	(597,872,214)
Net assets at beginning of period	893,653,228	1,491,525,442
NET ASSETS AT END OF PERIOD	$ 1,526,568,485	$ 893,653,228
SHARES OF BENEFICIAL INTEREST:
Shares sold	33,400,000	34,200,000
Shares redeemed	(31,750,000)	(42,300,000)
Net increase (decrease) from share transactions	1,650,000	(8,100,000)
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,123,492	$ 16,850,415
Net realized gain (loss)	130,462,047	50,218,541
Net change in unrealized appreciation/depreciation	525,108,931	(201,461,174)
Net increase (decrease) in net assets resulting from operations	672,694,470	(134,392,218)
Net equalization credits and charges	341,327	(338,642)
Distributions to shareholders	(16,927,478)	(18,340,619)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	560,629,700	266,074,934
Cost of shares redeemed	(385,070,423)	(403,995,530)
Net income equalization	(341,327)	338,642
Net increase (decrease) in net assets from beneficial interest transactions	175,217,950	(137,581,954)
Net increase (decrease) in net assets during the period	831,326,269	(290,653,433)
Net assets at beginning of period	998,273,437	1,288,926,870
NET ASSETS AT END OF PERIOD	$1,829,599,706	$ 998,273,437
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,675,000	4,275,000
Shares redeemed	(4,850,000)	(6,425,000)
Net increase (decrease) from share transactions	1,825,000	(2,150,000)
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,469,200	$ 17,929,760
Net realized gain (loss)	164,932,559	66,967,019
Net change in unrealized appreciation/depreciation	656,186,290	(208,489,175)
Net increase (decrease) in net assets resulting from operations	834,588,049	(123,592,396)
Net equalization credits and charges	(38,021)	(641,021)
Distributions to shareholders	(12,798,645)	(19,559,984)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	560,960,883	835,292,995
Cost of shares redeemed	(618,033,942)	(1,125,960,485)
Net income equalization	38,021	641,021
Net increase (decrease) in net assets from beneficial interest transactions	(57,035,038)	(290,026,469)
Net increase (decrease) in net assets during the period	764,716,345	(433,819,870)
Net assets at beginning of period	1,541,358,640	1,975,178,510
NET ASSETS AT END OF PERIOD	$2,306,074,985	$ 1,541,358,640
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,250,000	13,650,000
Shares redeemed	(8,400,000)	(18,900,000)
Net increase (decrease) from share transactions	(1,150,000)	(5,250,000)
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 46,609,577	$ 43,194,422
Net realized gain (loss)	255,023,000	148,145,344
Net change in unrealized appreciation/depreciation	1,312,034,550	(548,891,628)
Net increase (decrease) in net assets resulting from operations	1,613,667,127	(357,551,862)
Net equalization credits and charges	1,533,878	(509,705)
Distributions to shareholders	(47,328,048)	(42,860,373)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,963,136,052	1,595,265,548
Cost of shares redeemed	(1,318,728,229)	(1,411,847,631)
Net income equalization	(1,533,878)	509,705
Net increase (decrease) in net assets from beneficial interest transactions	642,873,945	183,927,622
Net increase (decrease) in net assets during the period	2,210,746,902	(216,994,318)
Net assets at beginning of period	1,916,805,694	2,133,800,012
NET ASSETS AT END OF PERIOD	$ 4,127,552,596	$ 1,916,805,694
SHARES OF BENEFICIAL INTEREST:
Shares sold	27,700,000	27,100,000
Shares redeemed	(18,550,000)	(23,250,000)
Net increase (decrease) from share transactions	9,150,000	3,850,000
See accompanying notes to financial statements.
100

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 53.77	$ 54.22	$ 53.98	$ 47.77	$ 41.10
Income (loss) from investment operations:
Net investment income (loss) (b)	0.43	0.55	0.65	0.56	0.51
Net realized and unrealized gain (loss) (c)	23.79	(0.38)	0.26	6.74	6.72
Total from investment operations	24.22	0.17	0.91	7.30	7.23
Net equalization credits and charges (b)	(0.01)	(0.00)(d)	0.02	0.06	0.02
Distributions to shareholders from:
Net investment income	(0.46)	(0.62)	(0.69)	(0.59)	(0.58)
Net realized gains	—	—	—	(0.56)	—
Total distributions	(0.46)	(0.62)	(0.69)	(1.15)	(0.58)
Net asset value, end of period	$ 77.52	$ 53.77	$ 54.22	$ 53.98	$ 47.77
Total return (e)	45.10%	0.35%	1.79%	15.51%	17.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,682,086	$1,941,214	$1,680,730	$1,195,700	$573,287
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.65%	1.04%	1.24%	1.08%	1.14%
Portfolio turnover rate (f)	37%	45%	38%	50%	54%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
101

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 42.66	$ 51.34	$ 52.01	$ 48.14	$ 41.47
Income (loss) from investment operations:
Net investment income (loss) (b)	1.04	1.02	0.93	0.96	0.80
Net realized and unrealized gain (loss) (c)	24.71	(8.59)	(0.69)	4.18	6.72
Total from investment operations	25.75	(7.57)	0.24	5.14	7.52
Net equalization credits and charges (b)	0.15	0.00(d)	0.06	0.10	0.03
Distributions to shareholders from:
Net investment income	(1.01)	(1.11)	(0.97)	(0.95)	(0.88)
Net realized gains	—	—	—	(0.42)	—
Total distributions	(1.01)	(1.11)	(0.97)	(1.37)	(0.88)
Net asset value, end of period	$ 67.55	$ 42.66	$ 51.34	$ 52.01	$ 48.14
Total return (e)	61.10%	(14.85)%	0.68%	10.98%	18.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,526,568	$893,653	$1,491,525	$767,185	$346,625
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.82%	2.13%	1.83%	1.90%	1.73%
Portfolio turnover rate (f)	38%	45%	35%	45%	51%
(a)	After the close of trading on June 12, 2018, SPDR S&P 400 Mid Cap Value ET underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 59.07	$ 67.66	$ 72.24	$ 61.60	$ 52.17
Income (loss) from investment operations:
Net investment income (loss) (b)	0.98	0.91	0.94	0.87	0.79
Net realized and unrealized gain (loss) (c)	38.58	(8.47)	(4.55)	11.52	10.80
Total from investment operations	39.56	(7.56)	(3.61)	12.39	11.59
Net equalization credits and charges (b)	0.02	(0.02)	0.01	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.94)	(1.01)	(0.98)	(0.89)	(0.77)
Net realized gains	—	—	—	(0.87)	(1.41)
Total distributions	(0.94)	(1.01)	(0.98)	(1.76)	(2.18)
Net asset value, end of period	$ 97.71	$ 59.07	$ 67.66	$ 72.24	$ 61.60
Total return (d)	67.27%	(11.26)%	(4.95)%	20.38%	22.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,829,600	$998,273	$1,288,927	$1,043,840	$751,493
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.05%	0.11%	—%	—%	—%
Net investment income (loss)	1.22%	1.42%	1.37%	1.30%	1.33%
Portfolio turnover rate (e)	13%	15%	11%	14%	22%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 56.77	$ 60.96	$ 63.17	$ 54.12	$ 44.56
Income (loss) from investment operations:
Net investment income (loss) (b)	0.52	0.59	0.61	0.55	0.55
Net realized and unrealized gain (loss) (c)	31.91	(4.10)	(2.20)	11.19	9.53
Total from investment operations	32.43	(3.51)	(1.59)	11.74	10.08
Net equalization credits and charges (b)	(0.00)(d)	(0.02)	0.01	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.50)	(0.66)	(0.63)	(0.60)	(0.54)
Net realized gains	—	—	—	(2.11)	—
Total distributions	(0.50)	(0.66)	(0.63)	(2.71)	(0.54)
Net asset value, end of period	$ 88.70	$ 56.77	$ 60.96	$ 63.17	$ 54.12
Total return (e)	57.23%	(5.80)%	(2.47)%	22.28%	22.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,306,075	$1,541,359	$1,975,179	$1,989,969	$1,298,877
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.69%	1.01%	0.99%	0.95%	1.08%
Portfolio turnover rate (f)	38%	50%	37%	44%	59%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 49.15	$ 60.70	$ 66.75	$ 59.60	$ 50.13
Income (loss) from investment operations:
Net investment income (loss) (b)	1.07	1.13	1.10	1.04	0.93
Net realized and unrealized gain (loss) (c)	36.50	(11.53)	(6.06)	9.55	9.89
Total from investment operations	37.57	(10.40)	(4.96)	10.590	10.82
Net equalization credits and charges (b)	0.04	(0.01)	0.06	0.07	0.05
Distributions to shareholders from:
Net investment income	(1.04)	(1.14)	(1.15)	(1.05)	(0.91)
Net realized gains	—	—	—	(2.46)	(0.49)
Total distributions	(1.04)	(1.14)	(1.15)	(3.51)	(1.40)
Net asset value, end of period	$ 85.72	$ 49.15	$ 60.70	$ 66.75	$ 59.60
Total return (d)	76.93%	(17.29)%	(7.30)%	18.25%	21.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,127,553	$1,916,806	$2,133,800	$1,511,950	$1,001,379
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.55%	2.02%	1.76%	1.65%	1.61%
Portfolio turnover rate (e)	36%	51%	34%	42%	53%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
106

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
107

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
108

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable
109

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P 400 Mid Cap Growth ETF	0.15%
SPDR S&P 400 Mid Cap Value ETF	0.15
110

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Annual Rate
SPDR S&P 600 Small Cap ETF	0.15%
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
The Adviser has voluntarily agreed to waive a portion of its Management fee so that the total annual operating expenses of the SPDR S&P 600 Small Cap ETF do not exceed 0.05% of its average daily net assets. The Adviser may, in its sole discretion, discontinue this voluntary waiver at any time without any prior notice. For the year ended June 30, 2021, the Adviser waived fees as reported on the Statement of Operations.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Fund's Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
111

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR S&P 400 Mid Cap Growth ETF	$ 664,613,326	$ 649,577,355
SPDR S&P 400 Mid Cap Value ETF	527,808,594	530,686,734
SPDR S&P 600 Small Cap ETF	178,588,618	177,551,739
SPDR S&P 600 Small Cap Growth ETF	725,283,832	724,363,949
112

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

	Purchases	Sales
SPDR S&P 600 Small Cap Value ETF	$1,094,158,512	$1,064,625,640
For the year ended June 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 400 Mid Cap Growth ETF	$1,360,917,903	$2,272,218,414	$479,122,959
SPDR S&P 400 Mid Cap Value ETF	2,039,140,090	1,982,069,000	379,524,977
SPDR S&P 600 Small Cap ETF	553,087,302	373,938,784	150,311,722
SPDR S&P 600 Small Cap Growth ETF	452,751,362	506,137,878	177,154,619
SPDR S&P 600 Small Cap Value ETF	1,849,164,576	1,216,311,573	420,115,193
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
113

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for in-kind transactions, distributions in excess of current earnings and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P 400 Mid Cap Growth ETF	$ 11,613,650	$—	$ 11,613,650
SPDR S&P 400 Mid Cap Value ETF	30,175,992	—	30,175,992
SPDR S&P 600 Small Cap ETF	16,927,478	—	16,927,478
SPDR S&P 600 Small Cap Growth ETF	12,798,645	—	12,798,645
SPDR S&P 600 Small Cap Value ETF	47,328,048	—	47,328,048
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P 400 Mid Cap Growth ETF	$ 19,116,856	$ —	$ 19,116,856
SPDR S&P 400 Mid Cap Value ETF	31,367,693	—	31,367,693
SPDR S&P 600 Small Cap ETF	18,340,619	—	18,340,619
114

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P 600 Small Cap Growth ETF	$19,559,984	$—	$19,559,984
SPDR S&P 600 Small Cap Value ETF	42,860,373	—	42,860,373
At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR S&P 400 Mid Cap Growth ETF	$ —	$(259,297,174)	$—	$239,419,160	$ (19,878,014)
SPDR S&P 400 Mid Cap Value ETF	—	(250,918,025)	—	2,588,870	(248,329,155)
SPDR S&P 600 Small Cap ETF	196,014	(114,379,898)	—	385,762,252	271,578,368
SPDR S&P 600 Small Cap Growth ETF	670,555	(409,000,736)	—	561,697,496	153,367,315
SPDR S&P 600 Small Cap Value ETF	—	(588,092,577)	—	783,870,422	195,777,845
As of June 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P 400 Mid Cap Growth ETF	$157,963,099	$101,334,075
SPDR S&P 400 Mid Cap Value ETF	108,664,396	142,253,629
SPDR S&P 600 Small Cap ETF	20,421,380	93,958,518
SPDR S&P 600 Small Cap Growth ETF	280,751,196	128,249,540
SPDR S&P 600 Small Cap Value ETF	269,972,931	318,119,646
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 400 Mid Cap Growth ETF	$1,471,500,557	$272,645,533	$33,226,373	$239,419,160
SPDR S&P 400 Mid Cap Value ETF	1,527,534,240	54,573,424	51,984,554	2,588,870
SPDR S&P 600 Small Cap ETF	1,527,398,869	447,391,653	61,629,401	385,762,252
SPDR S&P 600 Small Cap Growth ETF	1,881,475,637	607,184,158	45,486,662	561,697,496
SPDR S&P 600 Small Cap Value ETF	3,451,827,609	855,252,807	71,382,385	783,870,422
115

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
116

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR S&P 400 Mid Cap Growth ETF	$ 101,377,305	$ 29,341,733	$ 74,972,387	$ 104,314,120
SPDR S&P 400 Mid Cap Value ETF	38,994,406	5,542,107	34,362,026	39,904,133
SPDR S&P 600 Small Cap ETF	126,305,375	85,130,546	43,589,915	128,720,461
SPDR S&P 600 Small Cap Growth ETF	232,311,918	138,318,348	99,588,972	237,907,320
SPDR S&P 600 Small Cap Value ETF	228,078,313	112,194,931	119,314,638	231,509,569
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	$ 29,341,733	$—	$—	$—	$ 29,341,733	$ 29,341,733
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	5,542,107	—	—	—	5,542,107	5,542,107
SPDR S&P 600 Small Cap ETF	Common Stocks	85,091,322	—	—	—	85,091,322	85,091,322
SPDR S&P 600 Small Cap ETF	Warrants	39,224	—	—	—	39,224	39,224
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	138,318,348	—	—	—	138,318,348	138,318,348
SPDR S&P 600 Small Cap Value ETF	Common Stocks	112,111,539	—	—	—	112,111,539	112,111,539
SPDR S&P 600 Small Cap Value ETF	Warrants	83,392	—	—	—	83,392	83,392
117

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of
118

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
119

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF and SPDR S&P 600 Small Cap Value ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF and SPDR S&P 600 Small Cap Value ETF (collectively referred to as the “Funds”) (five of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR® Series Trust) at June 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose
120

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
121

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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
122

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF
Annualized Expense Ratio	0.15%	0.15%	0.05%
Actual:
Ending Account Value	$1,121.90	$1,228.50	$1,235.30
Expenses Paid During Period(a)	0.79	0.83	0.28
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.10	1,024.50
Expenses Paid During Period(a)	0.75	0.75	0.25
	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
Annualized Expense Ratio	0.15%	0.15%
Actual:
Ending Account Value	$1,164.10	$1,304.80
Expenses Paid During Period(a)	0.80	0.86
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.10
Expenses Paid During Period(a)	0.75	0.75
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
123

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
124

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
125

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution
126

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
127

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
128

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
129

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
& Income Fund (Trustee).
130

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

131

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
132

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
133

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDR46AR

Annual Report
June 30, 2021
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Dow Jones U.S. Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate.
The S&P Biotechnology Select Industry Index represents the biotechnology segment of the S&P Total Market Index.
The S&P High Yield Dividend Aristocrats Index is designed to measure the performance of the highest dividend yielding S&P Composite 1500 Index constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 20 consecutive years.
See accompanying notes to financial statements.
1

SPDR DOW JONES REIT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts. The Fund’s benchmark is the Dow Jones U.S. Select REIT Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 39.59%, and the Index was 39.98%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Real Estate Investment Trusts (“REITs”) traded in the U.S. provided solid results over the past fiscal year and only slightly underperformed the S&P 500 for the overall Reporting Period. Not surprisingly, the response to Covid-19 played a major role in the Fund’s performance this past fiscal year. The Index was only slightly positive during the first fiscal quarter and significantly underperformed the S&P 500 during that time. While U.S. equities responded strongly to signs of economic recovery and progress towards addressing the pandemic, U.S. REITs were relatively flat during that same timeframe. U.S. REITs staged a strong comeback in the second fiscal quarter, however, based on continued rollout of the vaccines and increasingly positive expectations that the country would be able to return to normal sooner than anticipated. This lifted up some previously beaten down real estate sectors such as retail, lodging/resorts and office. U.S. REITs continued to rally strongly into 2021 and actually outperformed the S&P 500 during the final two fiscal quarters. Strong earnings, positive vaccine news, dovish comments from the Fed and progress towards a U.S. infrastructure spending plan all seemed to outweigh any fears of higher interest rates and new virus variants.
The Fund used index equity futures contracts in order to gain exposure to the market for the cash and cash equivalents within the fund during the Reporting Period. The Fund’s use of these futures contracts did not result in any tracking error between the Fund and the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Simon Property Group, Inc., Prologis, Inc., and Public Storage. The top negative contributors to the Fund’s performance during the Reporting Period were Equity Commonwealth, Easterly Government Properties Inc, and Universal Health Realty Income Trust.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Dow Jones REIT ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index
ONE YEAR	39.59%	39.69%	39.98%	39.59%	39.69%	39.98%
FIVE YEARS	26.86%	26.84%	28.58%	4.87%	4.87%	5.16%
TEN YEARS	123.65%	123.57%	129.67%	8.38%	8.38%	8.67%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.25%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Dow Jones REIT ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Prologis, Inc. REIT	9.3%
Public Storage REIT	4.8
Simon Property Group, Inc. REIT	4.5
Digital Realty Trust, Inc. REIT	4.5
Welltower, Inc. REIT	3.6
AvalonBay Communities, Inc. REIT	3.1
Equity Residential REIT	2.8
Alexandria Real Estate Equities, Inc. REIT	2.6
Realty Income Corp. REIT	2.6
Extra Space Storage, Inc. REIT	2.3
TOTAL	40.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Residential REITs	21.4%
Industrial REITs	16.7
Retail REITs	15.3
Specialized REITs	15.1
Office REITs	11.1
Health Care REITs	10.7
Diversified REITs	5.2
Hotel & Resort REITs	4.3
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P BIOTECH ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Biotech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Biotechnology Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 21.27%, and the Index was 21.19%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending contributed to the difference between the Fund’s performance and that of the Index.
Successful COVID-19 vaccine rollouts and the development of new drugs were primary drivers of Fund performance during the Reporting Period.
Biotech companies faced many challenges during the fiscal year. Many projects were delayed due to spill over from the initial COVID-19 shutdowns and there were supply chain issues across the industry. Even with these hurdles, Biotech companies were able to roll out new drugs throughout the year and experience moderate success.
Strong earnings within the pharmaceutical and life sciences companies led the way for the Index to have a solid return stream during the fiscal year (+21%).
As the U.S. implemented a COVID-19 vaccine rollout plan at the end of 2020, Biotech companies greatly benefited as some of the companies involved with these vaccines were included in the index and exhibited strong returns.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Moderna, Inc., Immunomedics, Inc., and Intellia Therapeutics, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Inovio Pharmaceuticals, Inc., Adverum Biotechnologies Inc, and Esperion Therapeutics, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR S&P Biotech ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Biotechnology Select Industry Index	Net Asset Value	Market Value	S&P Biotechnology Select Industry Index
ONE YEAR	21.27%	21.28%	21.19%	21.27%	21.28%	21.19%
FIVE YEARS	152.25%	152.42%	152.57%	20.33%	20.34%	20.36%
TEN YEARS	475.04%	474.84%	465.83%	19.12%	19.11%	18.92%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Biotech ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR S&P Biotech ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Intellia Therapeutics, Inc.	1.2%
Editas Medicine, Inc.	1.0
Anavex Life Sciences Corp.	0.9
Beam Therapeutics, Inc.	0.9
MannKind Corp.	0.8
Translate Bio, Inc.	0.8
Ocugen, Inc.	0.8
MacroGenics, Inc.	0.8
Twist Bioscience Corp.	0.7
Seres Therapeutics, Inc.	0.7
TOTAL	8.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Biotechnology	99.9%
Short Term Investments	11.5
Liabilities in Excess of Other Assets	(11.4)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P DIVIDEND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments. The Fund’s benchmark is the S&P High Yield Dividend Aristocrats Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 38.17%, and the Index was 38.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and cash drag resulting from the strong positive market returns contributed to the difference between the Fund’s performance and that of the Index.
A strong economic rebound in the third quarter of 2020 came amid a relaxation of COVID lockdowns allowing pent up demand to be released before the market experienced a bit of a setback in September having been beset by another resurgence in COVID-19 cases and concerns about high stock valuations. This was only the beginning as another sizable fiscal stimulus package of $800 billion in the U.S. got pushed through Congress after months of stalemate and good news on the vaccine development and approval fronts along with the positive overall news from the election results caused the strong rally to continue in the fourth quarter of 2020. The S&P High Yield Dividend Aristocrats Index rose 18.30% during the last half of the year. Market momentum also shifted strongly from “stay at home” stocks and sectors to “re-opening” stocks and sectors.
The first half of 2021 saw positive market momentum continue on the back of vaccine rollouts accelerating in the U.S. and other developed markets coupled with the decline in infections and hospitalizations. The Federal Reserve also provided additional support by initially indicating that there would be no rate hikes prior to 2024, before rolling that back a bit amidst a surprise increase in inflation measures which caused them to become a bit more hawkish. Revised messaging now pointed to the possibility of two rate hikes before the end of 2023. U.S. gross domestic product came in at a solid 6.4% in the second quarter of 2021 and a continued increase in consumer spending along with the passing of a bipartisan infrastructure spending deal of over $600 billion helped to carry the S&P High Yield Dividend Aristocrats Index to another robust six month return of 17.26% and an eye-popping 38.71% gain for the fiscal year ended June 30, 2021.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Exxon Mobil Corporation, People's United Financial, Inc., and Eaton Vance Corp.. The top negative contributors to the Fund’s performance during the Reporting Period were Kimberly-Clark Corporation, Clorox Company, and Northwest Natural Holding Co..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR S&P Dividend ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index
ONE YEAR	38.17%	38.25%	38.71%	38.17%	38.25%	38.71%
FIVE YEARS	72.37%	72.30%	75.49%	11.50%	11.50%	11.91%
TEN YEARS	230.46%	230.42%	243.40%	12.70%	12.70%	13.13%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR S&P Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Exxon Mobil Corp.	2.8%
AT&T, Inc.	2.5
South Jersey Industries, Inc.	2.2
Chevron Corp.	2.0
International Business Machines Corp.	2.0
AbbVie, Inc.	1.9
National Retail Properties, Inc. REIT	1.9
Federal Realty Investment Trust REIT	1.8
Realty Income Corp. REIT	1.7
Old Republic International Corp.	1.6
TOTAL	20.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	16.3%
Industrials	14.7
Consumer Staples	14.7
Utilities	14.2
Materials	8.5
Real Estate	6.6
Consumer Discretionary	6.2
Health Care	6.0
Energy	4.8
Communication Services	4.6
Information Technology	3.1
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 99.8%
Acadia Realty Trust REIT	165,475	$ 3,633,831
Agree Realty Corp. REIT	130,877	9,225,520
Alexandria Real Estate Equities, Inc. REIT	265,108	48,233,750
American Assets Trust, Inc. REIT	97,475	3,634,843
American Campus Communities, Inc. REIT	265,334	12,396,404
American Homes 4 Rent Class A REIT (a)	529,432	20,568,433
Americold Realty Trust REIT	488,253	18,480,376
Apartment Income REIT Corp.	303,809	14,409,661
Apartment Investment & Management Co. Class A REIT (a)	298,405	2,002,298
Apple Hospitality REIT, Inc.	403,958	6,164,399
AvalonBay Communities, Inc. REIT	269,783	56,301,014
Boston Properties, Inc. REIT	274,494	31,454,267
Brandywine Realty Trust REIT (a)	331,730	4,548,018
Brixmor Property Group, Inc. REIT	571,378	13,078,842
Broadstone Net Lease, Inc. REIT	299,162	7,003,382
Camden Property Trust REIT	188,823	25,051,147
CareTrust REIT, Inc.	185,772	4,315,484
Centerspace REIT	25,792	2,034,989
Chatham Lodging Trust REIT (b)	93,303	1,200,810
City Office REIT, Inc.	84,877	1,055,021
Columbia Property Trust, Inc. REIT	220,306	3,831,121
Community Healthcare Trust, Inc. REIT	44,440	2,109,122
Corporate Office Properties Trust REIT	215,770	6,039,402
Cousins Properties, Inc. REIT	286,042	10,520,625
CubeSmart REIT	387,898	17,967,435
DiamondRock Hospitality Co. REIT (b)	411,670	3,993,199
Digital Realty Trust, Inc. REIT	544,084	81,862,879
Diversified Healthcare Trust REIT	461,843	1,930,504
Douglas Emmett, Inc. REIT	317,271	10,666,651
Duke Realty Corp. REIT	724,772	34,317,954
Easterly Government Properties, Inc. REIT	160,444	3,382,160
EastGroup Properties, Inc. REIT	76,995	12,661,828
Empire State Realty Trust, Inc. Class A REIT (a)	270,217	3,242,604
EPR Properties REIT (b)	145,549	7,667,521
Equity Commonwealth REIT	236,823	6,204,763
Equity LifeStyle Properties, Inc. REIT	327,743	24,354,582
Equity Residential REIT	664,852	51,193,604
Essential Properties Realty Trust, Inc. REIT	227,639	6,155,359
Essex Property Trust, Inc. REIT	125,579	37,674,956
Extra Space Storage, Inc. REIT	258,460	42,340,917
See accompanying notes to financial statements.
11

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Federal Realty Investment Trust REIT	136,154	$ 15,953,164
First Industrial Realty Trust, Inc. REIT	248,496	12,978,946
Four Corners Property Trust, Inc. REIT	149,258	4,121,013
Franklin Street Properties Corp. REIT	189,523	996,891
Getty Realty Corp. REIT	71,099	2,214,734
Global Medical REIT, Inc.	105,990	1,564,412
Global Net Lease, Inc. REIT	185,327	3,428,550
Healthcare Realty Trust, Inc. REIT	273,528	8,260,546
Healthcare Trust of America, Inc. Class A REIT	421,038	11,241,715
Healthpeak Properties, Inc. REIT	1,041,559	34,673,499
Hersha Hospitality Trust REIT (b)	71,619	770,620
Highwoods Properties, Inc. REIT	200,078	9,037,523
Host Hotels & Resorts, Inc. REIT (b)	1,364,992	23,327,713
Hudson Pacific Properties, Inc. REIT	290,270	8,075,311
Independence Realty Trust, Inc. REIT	200,110	3,648,005
Industrial Logistics Properties Trust REIT (a)	125,130	3,270,898
Innovative Industrial Properties, Inc. REIT	45,988	8,784,628
Invitation Homes, Inc. REIT	1,096,943	40,905,004
JBG SMITH Properties REIT	212,304	6,689,699
Kilroy Realty Corp. REIT	203,943	14,202,591
Kimco Realty Corp. REIT	834,440	17,398,074
Kite Realty Group Trust REIT	162,026	3,566,192
Lexington Realty Trust REIT	533,497	6,375,289
Life Storage, Inc. REIT	147,982	15,885,868
LTC Properties, Inc. REIT (a)	75,396	2,894,452
Macerich Co. REIT	324,100	5,914,825
Mack-Cali Realty Corp. REIT (b)	169,037	2,898,985
Mid-America Apartment Communities, Inc. REIT	221,277	37,267,472
Monmouth Real Estate Investment Corp. REIT	188,500	3,528,720
National Health Investors, Inc. REIT	88,375	5,925,544
National Retail Properties, Inc. REIT	337,947	15,842,955
National Storage Affiliates Trust REIT	133,589	6,754,260
NexPoint Residential Trust, Inc. REIT	44,185	2,429,291
Office Properties Income Trust REIT (a)	93,725	2,747,080
Omega Healthcare Investors, Inc. REIT (a)	453,221	16,447,390
Paramount Group, Inc. REIT	323,212	3,254,745
Park Hotels & Resorts, Inc. REIT (a) (b)	454,870	9,374,871
Pebblebrook Hotel Trust REIT	252,401	5,944,044
Piedmont Office Realty Trust, Inc. Class A REIT	241,058	4,452,341
Prologis, Inc. REIT	1,429,079	170,817,813
PS Business Parks, Inc. REIT	39,057	5,783,561
Public Storage REIT	294,108	88,435,335
See accompanying notes to financial statements.
12

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
QTS Realty Trust, Inc. Class A REIT	133,243	$ 10,299,684
Realty Income Corp. REIT	721,915	48,180,607
Regency Centers Corp. REIT	305,446	19,569,925
Retail Opportunity Investments Corp. REIT	229,521	4,053,341
Retail Properties of America, Inc. Class A REIT	417,409	4,779,333
Rexford Industrial Realty, Inc. REIT	259,281	14,766,053
RLJ Lodging Trust REIT	320,934	4,887,825
RPT Realty REIT	160,104	2,078,150
Ryman Hospitality Properties, Inc. REIT (b)	105,920	8,363,443
Seritage Growth Properties Class A REIT (b)	77,845	1,432,348
Service Properties Trust REIT	320,415	4,037,229
Simon Property Group, Inc. REIT	634,782	82,826,355
SITE Centers Corp. REIT	330,330	4,974,770
SL Green Realty Corp. REIT (a)	133,405	10,672,400
Spirit Realty Capital, Inc. REIT	221,120	10,578,381
STAG Industrial, Inc. REIT	307,239	11,499,956
STORE Capital Corp. REIT	470,548	16,238,611
Summit Hotel Properties, Inc. REIT (b)	209,727	1,956,753
Sun Communities, Inc. REIT	216,166	37,050,852
Sunstone Hotel Investors, Inc. REIT (b)	415,333	5,158,436
Tanger Factory Outlet Centers, Inc. REIT (a)	195,782	3,690,491
Terreno Realty Corp. REIT	134,792	8,696,780
UDR, Inc. REIT (a)	573,703	28,099,973
Universal Health Realty Income Trust REIT	25,510	1,570,141
Urban Edge Properties REIT	211,056	4,031,170
Ventas, Inc. REIT	724,942	41,394,188
VEREIT, Inc.	443,009	20,347,403
Vornado Realty Trust REIT	302,226	14,104,887
Washington Real Estate Investment Trust	163,999	3,771,977
Weingarten Realty Investors REIT	230,648	7,396,881
Welltower, Inc. REIT	806,685	67,035,523
WP Carey, Inc. REIT	343,969	25,666,967
Xenia Hotels & Resorts, Inc. REIT (b)	221,216	4,143,377
TOTAL COMMON STOCKS (Cost $1,754,737,186)		1,834,348,454
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	3,631,274	3,632,363
See accompanying notes to financial statements.
13

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	6,259,134	$ 6,259,134
TOTAL SHORT-TERM INVESTMENTS (Cost $9,891,432)		9,891,497
TOTAL INVESTMENTS — 100.3% (Cost $1,764,628,618)		1,844,239,951
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(5,665,812)
NET ASSETS — 100.0%		$ 1,838,574,139
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
At June 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	100	09/17/2021	$4,067,800	$3,968,605	$(99,195)
During the period ended June 30, 2021, average notional value related to futures contracts was $605,462.
See accompanying notes to financial statements.
14

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,834,348,454	$—	$—	$1,834,348,454
Short-Term Investments	9,891,497	—	—	9,891,497
TOTAL INVESTMENTS	$1,844,239,951	$—	$—	$1,844,239,951
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(99,195)	—	—	(99,195)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (99,195)	$—	$—	$ (99,195)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,097,975	$ 4,099,614	$ 94,721,882	$ 95,188,174	$(1,024)	$65	3,631,274	$3,632,363	$ 1,587
State Street Navigator Securities Lending Portfolio II	9,665,286	9,665,286	323,325,629	326,731,781	—	—	6,259,134	6,259,134	164,168
Total		$13,764,900	$ 418,047,511	$421,919,955	$(1,024)	$65		$9,891,497	$165,755
See accompanying notes to financial statements.
15

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	392,481	$ 44,209,060
ACADIA Pharmaceuticals, Inc. (a)	1,651,810	40,287,646
Acceleron Pharma, Inc. (a) (b)	339,410	42,592,561
Achillion Pharmaceuticals, Inc. (b)	51,865	75,464
Adverum Biotechnologies, Inc. (a) (b) (c)	7,775,227	27,213,295
Agenus, Inc. (a) (b)	7,286,825	40,004,669
Agios Pharmaceuticals, Inc. (a) (b)	784,419	43,229,331
Akebia Therapeutics, Inc. (a) (b) (c)	10,330,349	39,152,023
Akero Therapeutics, Inc. (a) (b)	816,823	20,265,379
Albireo Pharma, Inc. (a) (b)	525,349	18,481,778
Aldeyra Therapeutics, Inc. (a) (b)	2,316,676	26,247,939
Alector, Inc. (a) (b)	1,650,518	34,380,290
Alexion Pharmaceuticals, Inc. (a)	249,370	45,811,763
Alkermes PLC (a)	1,809,544	44,370,019
Allakos, Inc. (a) (b)	482,329	41,176,427
Allogene Therapeutics, Inc. (a) (b)	1,735,355	45,258,058
Allovir, Inc. (a) (b)	1,190,095	23,492,475
Alnylam Pharmaceuticals, Inc. (a)	274,416	46,519,000
Altimmune, Inc. (a) (c)	3,151,954	31,046,747
ALX Oncology Holdings, Inc. (a)	759,178	41,511,853
Amgen, Inc.	186,572	45,476,925
Amicus Therapeutics, Inc. (a)	4,264,907	41,113,703
AnaptysBio, Inc. (a) (b)	832,836	21,595,437
Anavex Life Sciences Corp. (a) (b)	2,922,089	66,798,955
Anika Therapeutics, Inc. (a) (b)	344,536	14,914,963
Annexon, Inc. (a)	481,282	10,833,658
Apellis Pharmaceuticals, Inc. (a) (b)	729,112	46,079,878
Applied Molecular Transport, Inc. (a) (b)	823,106	37,648,868
Arcturus Therapeutics Holdings, Inc. (a) (b) (c)	1,317,004	44,567,415
Arcus Biosciences, Inc. (a)	1,819,758	49,970,555
Arcutis Biotherapeutics, Inc. (a) (b)	655,734	17,894,981
Ardelyx, Inc. (a) (b)	4,850,547	36,767,146
Arena Pharmaceuticals, Inc. (a)	694,777	47,383,791
Arrowhead Pharmaceuticals, Inc. (a)	510,593	42,287,312
Atara Biotherapeutics, Inc. (a) (b)	2,745,086	42,686,087
Athenex, Inc. (a) (b) (c)	7,074,314	32,683,331
Avid Bioservices, Inc. (a) (b)	1,416,927	36,344,178
Avidity Biosciences, Inc. (a) (b)	836,885	20,679,428
Avita Therapeutics, Inc. (a) (b)	473,134	9,708,710
Avrobio, Inc. (a) (b)	1,891,706	16,817,266
See accompanying notes to financial statements.
16

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Beam Therapeutics, Inc. (a) (b)	510,326	$ 65,684,059
BioAtla, Inc. (a)	442,103	18,736,325
BioCryst Pharmaceuticals, Inc. (a) (b)	2,710,522	42,853,353
Biogen, Inc. (a)	114,222	39,551,652
Biohaven Pharmaceutical Holding Co., Ltd. (a)	431,309	41,871,478
BioMarin Pharmaceutical, Inc. (a) (b)	551,920	46,052,205
Bioxcel Therapeutics, Inc. (a) (b)	1,196,297	34,764,391
Bluebird Bio, Inc. (a) (b)	1,328,245	42,477,275
Blueprint Medicines Corp. (a)	521,181	45,843,081
Bridgebio Pharma, Inc. (a) (b)	708,433	43,186,076
C4 Therapeutics, Inc. (a) (b)	847,944	32,086,201
CareDx, Inc. (a)	496,371	45,427,874
Catalyst Pharmaceuticals, Inc. (a) (b)	3,337,071	19,188,158
Celldex Therapeutics, Inc. (a) (b)	1,362,999	45,578,687
CEL-SCI Corp. (a) (b)	2,039,362	17,701,662
Cerevel Therapeutics Holdings, Inc. (a) (b)	726,375	18,609,728
ChemoCentryx, Inc. (a) (b) (c)	3,718,648	49,792,697
Chimerix, Inc. (a)	1,848,113	14,784,904
Chinook Therapeutics, Inc. (a) (b)	442,203	6,243,906
Clovis Oncology, Inc. (a) (b) (c)	7,836,192	45,449,914
Coherus Biosciences, Inc. (a) (b)	3,123,684	43,200,550
Constellation Pharmaceuticals, Inc. (a) (b)	965,313	32,627,579
Cortexyme, Inc. (a) (b)	625,377	33,144,981
Cue Biopharma, Inc. (a) (b)	912,447	10,630,008
Curis, Inc. (a) (b) (c)	5,654,541	45,632,146
Cytokinetics, Inc. (a) (b)	2,152,721	42,602,349
CytomX Therapeutics, Inc. (a) (b) (c)	3,390,843	21,464,036
Deciphera Pharmaceuticals, Inc. (a) (b)	1,278,719	46,813,903
Denali Therapeutics, Inc. (a)	603,865	47,367,171
Dermtech, Inc. (a) (b)	1,116,978	46,432,775
Dicerna Pharmaceuticals, Inc. (a) (b)	1,212,296	45,242,887
Dynavax Technologies Corp. (a) (b)	4,933,899	48,598,905
Eagle Pharmaceuticals, Inc. (a)	356,887	15,274,764
Editas Medicine, Inc. (a) (b)	1,210,347	68,554,054
Emergent BioSolutions, Inc. (a) (b)	713,149	44,921,256
Enanta Pharmaceuticals, Inc. (a) (b)	425,642	18,732,504
Epizyme, Inc. (a) (b)	3,821,739	31,758,651
Esperion Therapeutics, Inc. (a) (b) (c)	1,717,543	36,326,034
Exact Sciences Corp. (a)	371,554	46,187,878
Exelixis, Inc. (a) (b)	1,970,971	35,911,092
Fate Therapeutics, Inc. (a)	504,648	43,798,400
FibroGen, Inc. (a) (b)	1,738,067	46,284,724
See accompanying notes to financial statements.
17

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Flexion Therapeutics, Inc. (a) (b) (c)	3,031,246	$ 24,947,155
Forma Therapeutics Holdings, Inc. (a) (b)	1,651,190	41,098,119
G1 Therapeutics, Inc. (a) (b)	2,094,965	45,963,532
Generation Bio Co. (a) (b)	1,518,027	40,834,926
Geron Corp. (a) (b)	7,728,474	10,897,148
Gilead Sciences, Inc.	658,622	45,352,711
Global Blood Therapeutics, Inc. (a) (b)	1,114,485	39,029,265
Gossamer Bio, Inc. (a) (b)	1,959,460	15,910,815
Halozyme Therapeutics, Inc. (a) (b)	1,058,539	48,068,256
Harpoon Therapeutics, Inc. (a) (b)	1,034,036	14,342,079
Heron Therapeutics, Inc. (a) (b)	2,941,073	45,645,453
Horizon Therapeutics PLC (a)	485,483	45,460,628
Humanigen, Inc. (a) (b)	2,145,544	37,289,555
IGM Biosciences, Inc. (a) (b)	446,211	37,124,755
ImmunityBio, Inc. (a)	2,981,797	42,580,061
ImmunoGen, Inc. (a)	6,989,672	46,061,938
Immunovant, Inc. (a) (b)	3,597,505	38,025,628
Incyte Corp. (a)	548,480	46,143,622
Inovio Pharmaceuticals, Inc. (a) (b)	4,977,234	46,138,959
Insmed, Inc. (a) (b)	1,506,721	42,881,280
Intellia Therapeutics, Inc. (a) (b)	531,018	85,977,124
Intercept Pharmaceuticals, Inc. (a) (b) (c)	2,100,790	41,952,776
Invitae Corp. (a) (b)	1,450,804	48,935,619
Ionis Pharmaceuticals, Inc. (a) (b)	1,194,133	47,633,965
Iovance Biotherapeutics, Inc. (a) (b)	1,931,495	50,257,500
Ironwood Pharmaceuticals, Inc. (a) (b)	3,861,310	49,695,060
IVERIC bio, Inc. (a)	1,656,001	10,449,366
Kadmon Holdings, Inc. (a) (b)	7,309,458	28,287,602
KalVista Pharmaceuticals, Inc. (a) (b)	1,036,999	24,846,496
Karuna Therapeutics, Inc. (a) (b)	333,161	37,977,022
Karyopharm Therapeutics, Inc. (a) (b) (c)	4,388,848	45,292,911
Keros Therapeutics, Inc. (a) (b)	440,114	18,691,642
Kiniksa Pharmaceuticals Ltd. Class A (a) (b) (c)	1,789,862	24,932,778
Kodiak Sciences, Inc. (a) (b)	541,678	50,376,054
Krystal Biotech, Inc. (a) (b)	388,312	26,405,216
Kura Oncology, Inc. (a) (b)	2,020,166	42,120,461
Kymera Therapeutics, Inc. (a)	895,974	43,454,739
Ligand Pharmaceuticals, Inc. (a) (b)	366,338	48,059,882
MacroGenics, Inc. (a) (b)	2,123,423	57,035,142
Madrigal Pharmaceuticals, Inc. (a)	419,558	40,869,145
MannKind Corp. (a) (b)	11,183,424	60,949,661
Mersana Therapeutics, Inc. (a) (b)	2,039,881	27,701,584
See accompanying notes to financial statements.
18

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
MiMedx Group, Inc. (a) (b)	1,624,440	$ 20,321,744
Mirati Therapeutics, Inc. (a)	263,230	42,519,542
Moderna, Inc. (a)	206,951	48,629,346
Morphic Holding, Inc. (a)	506,373	29,060,746
Myovant Sciences, Ltd. (a) (b)	2,004,073	45,632,742
Myriad Genetics, Inc. (a)	1,523,470	46,587,713
Natera, Inc. (a) (b)	436,024	49,501,805
Neoleukin Therapeutics, Inc. (a)	629,646	5,811,633
Neurocrine Biosciences, Inc. (a)	459,287	44,697,811
Nkarta, Inc. (a) (b)	941,157	29,825,265
Novavax, Inc. (a) (b)	216,008	45,860,658
Nurix Therapeutics, Inc. (a) (b)	1,366,374	36,249,902
Ocugen, Inc. (a) (b)	7,144,072	57,366,898
OPKO Health, Inc. (a) (b)	12,175,579	49,311,095
Organogenesis Holdings, Inc. (a) (b)	2,995,529	49,785,692
ORIC Pharmaceuticals, Inc. (a) (b)	827,158	14,632,425
Passage Bio, Inc. (a) (b)	1,227,383	16,250,551
PMV Pharmaceuticals, Inc. (a) (b)	602,705	20,588,403
Precigen, Inc. (a) (b)	4,025,111	26,243,724
Precision BioSciences, Inc. (a) (b)	1,773,070	22,198,836
Prelude Therapeutics, Inc. (a) (b)	864,365	24,746,770
Protagonist Therapeutics, Inc. (a)	680,530	30,542,186
Prothena Corp. PLC (a) (b)	593,508	30,512,246
PTC Therapeutics, Inc. (a) (b)	1,054,574	44,576,843
Puma Biotechnology, Inc. (a) (b)	887,941	8,151,298
Radius Health, Inc. (a) (b)	1,393,055	25,409,323
Regeneron Pharmaceuticals, Inc. (a)	86,201	48,146,707
REGENXBIO, Inc. (a)	1,112,773	43,231,231
Relay Therapeutics, Inc. (a)	1,323,568	48,429,353
Replimenu Group, Inc. (a)	1,188,082	45,646,110
REVOLUTION Medicines, Inc. (a) (b)	1,321,689	41,950,409
Rhythm Pharmaceuticals, Inc. (a) (b)	1,441,535	28,225,255
Rigel Pharmaceuticals, Inc. (a) (b)	7,155,147	31,053,338
Rocket Pharmaceuticals, Inc. (a) (b)	980,818	43,440,429
Rubius Therapeutics, Inc. (a) (b)	1,641,043	40,057,860
Sage Therapeutics, Inc. (a)	572,547	32,526,395
Sana Biotechnology, Inc. (a) (b)	1,515,861	29,801,827
Sangamo Therapeutics, Inc. (a) (b)	3,630,064	43,451,866
Sarepta Therapeutics, Inc. (a) (b)	526,704	40,945,969
Scholar Rock Holding Corp. (a) (b)	1,224,457	35,386,807
Seagen, Inc. (a)	289,231	45,663,790
Seres Therapeutics, Inc. (a) (b)	2,205,129	52,592,327
See accompanying notes to financial statements.
19

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Sesen Bio, Inc. (a) (b) (c)	10,657,136	$ 49,235,968
Shattuck Labs, Inc. (a)	495,148	14,354,341
Sorrento Therapeutics, Inc. (a) (b)	5,106,336	49,480,396
Spectrum Pharmaceuticals, Inc. (a) (b)	6,290,510	23,589,413
Spero Therapeutics, Inc. (a) (b)	414,879	5,791,711
SpringWorks Therapeutics, Inc. (a) (b)	551,014	45,409,064
Stoke Therapeutics, Inc. (a) (b)	569,461	19,168,057
Sutro Biopharma, Inc. (a) (b)	1,530,889	28,459,227
Syndax Pharmaceuticals, Inc. (a) (b)	2,399,186	41,194,024
TCR2 Therapeutics, Inc. (a)	1,678,739	27,548,107
TG Therapeutics, Inc. (a) (b)	1,199,156	46,515,261
Translate Bio, Inc. (a) (b)	2,117,493	58,315,757
Travere Therapeutics, Inc. (a) (b)	2,338,208	34,114,455
Turning Point Therapeutics, Inc. (a)	604,464	47,160,281
Twist Bioscience Corp. (a) (b)	395,165	52,655,736
Ultragenyx Pharmaceutical, Inc. (a) (b)	445,331	42,462,311
uniQure NV (a) (b)	1,256,056	38,686,525
United Therapeutics Corp. (a)	252,871	45,367,586
Vanda Pharmaceuticals, Inc. (a) (b)	1,214,582	26,125,659
Vaxart, Inc. (a) (b)	5,182,265	38,815,165
Vaxcyte, Inc. (a) (b)	918,628	20,678,316
VBI Vaccines, Inc. (a) (b)	8,964,520	30,031,142
Veracyte, Inc. (a)	1,253,305	50,107,134
Verastem, Inc. (a) (b)	4,146,531	16,876,381
Vericel Corp. (a) (b)	786,573	41,295,083
Vertex Pharmaceuticals, Inc. (a)	234,620	47,306,431
Viking Therapeutics, Inc. (a) (b)	3,219,830	19,286,782
Vir Biotechnology, Inc. (a) (b)	994,777	47,033,057
Xencor, Inc. (a) (b)	835,425	28,813,808
Y-mAbs Therapeutics, Inc. (a)	793,665	26,825,877
Zentalis Pharmaceuticals, Inc. (a) (b)	806,483	42,904,896
ZIOPHARM Oncology, Inc. (a) (b)	6,533,534	17,248,530
TOTAL COMMON STOCKS (Cost $8,367,264,980)		7,249,087,618
SHORT-TERM INVESTMENTS — 11.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	6,614,369	6,616,353
See accompanying notes to financial statements.
20

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	827,025,040	$ 827,025,040
TOTAL SHORT-TERM INVESTMENTS (Cost $833,640,970)		833,641,393
TOTAL INVESTMENTS — 111.4% (Cost $9,200,905,950)		8,082,729,011
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.4)%		(827,996,474)
NET ASSETS — 100.0%		$ 7,254,732,537
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,249,012,154	$75,464	$—	$7,249,087,618
Short-Term Investments	833,641,393	—	—	833,641,393
TOTAL INVESTMENTS	$8,082,653,547	$75,464	$—	$ 8,082,729,011
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
Adverum Biotechnologies, Inc.	1,922,320	$ 40,138,042	$ 142,510,439	$ 105,216,394	$ (8,003,708)	$ (42,215,084)	7,775,227	$ 27,213,295	$ —
Akebia Therapeutics, Inc.	2,380,450	32,326,511	163,407,959	147,379,513	(8,740,078)	(462,856)	10,330,349	39,152,023	—
Aldeyra Therapeutics, Inc.	—	—	50,952,602	23,287,226	398,798	—*	—	—*	—
Altimmune, Inc.	—	—	82,293,498	31,182,884	495,894	(20,559,761)	3,151,954	31,046,747	—
See accompanying notes to financial statements.
21

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
Arcturus Therapeutics Holdings, Inc.	—	$ —	$ 213,292,555	$ 200,389,560	$ 59,111,194	$ (27,446,774)	1,317,004	$ 44,567,415	$ —
Athenex, Inc.	1,116,296	15,360,233	102,926,700	66,152,308	(16,986,156)	(2,465,138)	7,074,314	32,683,331	—
BioCryst Pharmaceuticals, Inc.	12,358,764	58,889,511	177,902,611	297,950,456	99,514,284	—*	—	—*	—
Bioxcel Therapeutics, Inc.	774,443	41,053,223	163,637,958	141,236,839	(3,980,393)	—*	—	—*	—
Cardiff Oncology, Inc.	—	—	78,525,634	52,666,715	(25,858,919)	—*	—	—*	—
Catalyst Pharmaceuticals, Inc.	4,713,118	21,774,605	71,860,295	81,597,883	2,612,605	—*	—	—*	—
CEL-SCI Corp.	1,887,669	28,164,022	89,243,001	83,149,783	9,632,195	—*	—	—*	—
ChemoCentryx, Inc.	814,839	46,885,836	181,806,130	141,897,899	1,409,754	(38,411,124)	3,718,648	49,792,697	—
Clovis Oncology, Inc.	7,843,117	52,941,040	170,717,727	182,297,910	(405,353)	4,494,410	7,836,192	45,449,914	—
Corbus Pharmaceuticals Holdings, Inc.	1,770,830	14,857,264	47,522,540	44,655,157	(16,598,235)	—*	—	—*	—
Curis, Inc.	—	—	103,256,391	40,511,113	2,583,682	(19,696,814)	5,654,541	45,632,146	—
CytomX Therapeutics, Inc.	1,230,382	10,249,082	50,241,271	33,544,343	307,753	(5,789,727)	3,390,843	21,464,036	—
Dynavax Technologies Corp.	3,263,799	28,949,897	167,028,537	177,048,935	29,824,685	—*	—	—*	—
Esperion Therapeutics, Inc.	1,219,434	62,569,159	143,767,616	127,623,125	(14,494,891)	(27,892,725)	1,717,543	36,326,034	—
Flexion Therapeutics, Inc.	1,660,933	21,841,269	64,646,601	51,168,774	(7,139,316)	(3,232,625)	3,031,246	24,947,155	—
G1 Therapeutics, Inc.	661,220	16,041,197	111,743,207	88,036,514	8,354,308	—*	—	—*	—
Humanigen, Inc.	—	—	87,723,077	58,276,142	5,085,572	—*	—	—*	—
Intercept Pharmaceuticals, Inc.	705,260	33,789,007	161,786,970	112,597,947	(25,985,549)	(15,039,705)	2,100,790	41,952,776	—
Kadmon Holdings, Inc.	4,109,509	21,040,686	94,155,107	79,708,383	(1,273,565)	—*	—	—*	—
Karyopharm Therapeutics, Inc.	3,174,804	60,130,788	147,630,452	130,781,663	(6,865,525)	(24,821,141)	4,388,848	45,292,911	—
Kiniksa Pharmaceuticals Ltd.	—	—	63,890,347	33,230,168	545,716	(6,273,117)	1,789,862	24,932,778	—
Precision BioSciences, Inc.	—	—	83,819,753	68,284,852	3,861,279	—*	—	—*	—
Puma Biotechnology, Inc.	2,718,389	28,352,797	59,045,660	78,566,699	(6,120,501)	—*	—	—*	—
Rigel Pharmaceuticals, Inc.	—	—	88,081,986	70,570,426	10,643,522	—*	—	—*	—
Sesen Bio, Inc.	—	—	49,695,205	3,538,163	263,050	2,815,876	10,657,136	49,235,968	—
Spectrum Pharmaceuticals, Inc.	3,081,655	10,415,994	73,289,423	62,251,108	(10,209,421)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	6,399,493	6,402,053	240,628,440	240,413,632	(874)	366	6,614,369	6,616,353	6,889
State Street Navigator Securities Lending Portfolio II	857,417,617	857,417,617	5,781,222,548	5,811,615,125	—	—	827,025,040	827,025,040	26,685,794
Translate Bio, Inc.	890,020	15,949,158	164,981,540	172,962,923	40,960,425	—*	—	—*	—
Vaxart, Inc.	—	—	150,878,433	108,569,736	(3,720,542)	—*	—	—*	—
VBI Vaccines, Inc.	—	—	177,754,703	151,338,328	5,775,471	—*	—	—*	—
Viking Therapeutics, Inc.	2,913,435	21,005,866	81,561,226	78,985,435	(10,257,771)	—*	—	—*	—
Total		$1,546,544,857	$9,883,428,142	$9,378,684,061	$114,739,390	$(226,995,939)		$1,393,330,619	$26,692,683
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2021.
*	As of June 30, 2021, no longer an affiliate.
See accompanying notes to financial statements.
22

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.0%
General Dynamics Corp.	1,096,383	$ 206,405,064
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	1,670,799	156,503,742
Expeditors International of Washington, Inc.	679,480	86,022,168
		242,525,910
BANKS — 6.9%
Bank OZK	5,140,873	216,739,205
Commerce Bancshares, Inc.	1,384,000	103,191,040
Community Bank System, Inc. (a)	2,173,518	164,426,637
Cullen/Frost Bankers, Inc. (a)	1,787,172	200,163,264
People's United Financial, Inc.	17,524,335	300,367,102
Prosperity Bancshares, Inc.	2,658,920	190,910,456
United Bankshares, Inc. (a)	4,805,464	175,399,436
		1,351,197,140
BEVERAGES — 2.8%
Brown-Forman Corp. Class B	1,053,023	78,913,544
Coca-Cola Co.	4,563,279	246,919,027
PepsiCo, Inc.	1,546,309	229,116,604
		554,949,175
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	3,364,388	378,964,664
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	1,754,864	126,455,500
CAPITAL MARKETS — 4.0%
FactSet Research Systems, Inc.	224,276	75,269,268
Franklin Resources, Inc.	10,029,915	320,856,981
S&P Global, Inc.	175,402	71,993,751
SEI Investments Co.	1,637,206	101,457,656
T Rowe Price Group, Inc.	1,099,534	217,674,746
		787,252,402
CHEMICALS — 4.4%
Air Products & Chemicals, Inc.	572,889	164,808,707
Albemarle Corp.	516,432	86,998,135
Ecolab, Inc.	308,471	63,535,772
HB Fuller Co.	1,183,178	75,261,952
See accompanying notes to financial statements.
23

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Linde PLC	404,758	$ 117,015,538
PPG Industries, Inc.	641,874	108,970,949
RPM International, Inc.	1,361,832	120,767,262
Sherwin-Williams Co.	254,610	69,368,494
Stepan Co.	564,069	67,840,579
		874,567,388
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	2,170,962	96,282,165
Brady Corp. Class A	2,282,937	127,935,789
Cintas Corp.	193,764	74,017,848
MSA Safety, Inc. (a)	553,146	91,589,915
		389,825,717
CONTAINERS & PACKAGING — 3.1%
Amcor PLC	26,752,987	306,589,231
AptarGroup, Inc.	523,350	73,708,614
Sonoco Products Co. (a)	3,389,762	226,775,078
		607,072,923
DISTRIBUTORS — 1.2%
Genuine Parts Co.	1,798,012	227,394,578
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	17,066,197	491,165,150
ELECTRIC UTILITIES — 1.8%
Eversource Energy	2,461,722	197,528,573
NextEra Energy, Inc.	2,030,172	148,771,004
		346,299,577
ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	1,888,472	181,746,545
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc.	618,554	60,692,518
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.5%
Essex Property Trust, Inc. REIT	806,560	241,976,066
Federal Realty Investment Trust REIT	2,967,661	347,720,839
National Retail Properties, Inc. REIT	7,799,890	365,658,843
Realty Income Corp. REIT (a)	4,990,365	333,056,960
		1,288,412,708
See accompanying notes to financial statements.
24

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
FOOD & STAPLES RETAILING — 3.1%
Casey's General Stores, Inc.	219,021	$ 42,630,247
Sysco Corp.	2,157,213	167,723,311
Walmart, Inc.	902,881	127,324,279
Walgreens Boots Alliance, Inc.	5,010,043	263,578,362
		601,256,199
FOOD PRODUCTS — 4.3%
Archer-Daniels-Midland Co.	3,408,354	206,546,252
Hormel Foods Corp.	3,448,014	164,642,669
J.M. Smucker Co. (a)	1,709,782	221,536,454
Lancaster Colony Corp.	718,162	138,971,529
McCormick & Co., Inc.	1,300,445	114,855,302
		846,552,206
GAS UTILITIES — 6.7%
Atmos Energy Corp.	1,908,336	183,410,173
National Fuel Gas Co.	4,192,869	219,077,405
New Jersey Resources Corp. (a) (b)	5,469,804	216,440,144
South Jersey Industries, Inc. (a) (b)	16,769,830	434,841,692
UGI Corp.	5,680,356	263,057,287
		1,316,826,701
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	949,903	110,122,255
Becton Dickinson and Co.	416,148	101,203,032
Medtronic PLC	1,167,336	144,901,418
West Pharmaceutical Services, Inc.	58,146	20,880,228
		377,106,933
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Cardinal Health, Inc.	4,062,844	231,947,764
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.	765,330	176,783,577
HOUSEHOLD DURABLES — 1.4%
Leggett & Platt, Inc.	5,412,532	280,423,283
HOUSEHOLD PRODUCTS — 4.5%
Church & Dwight Co., Inc.	1,029,808	87,760,238
Clorox Co.	952,150	171,301,307
Colgate-Palmolive Co.	2,231,787	181,555,872
Kimberly-Clark Corp.	1,935,852	258,978,281
See accompanying notes to financial statements.
25

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Procter & Gamble Co.	1,359,854	$ 183,485,100
		883,080,798
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	1,184,964	235,369,399
Carlisle Cos., Inc.	522,414	99,979,591
Roper Technologies, Inc.	100,147	47,089,120
		382,438,110
INSURANCE — 5.4%
Aflac, Inc.	3,768,738	202,230,481
Brown & Brown, Inc.	1,250,506	66,451,889
Chubb, Ltd.	910,004	144,636,036
Cincinnati Financial Corp.	1,743,197	203,291,634
Old Republic International Corp.	13,000,716	323,847,836
RenaissanceRe Holdings, Ltd.	407,044	60,576,288
RLI Corp.	588,728	61,575,061
		1,062,609,225
IT SERVICES — 2.8%
Automatic Data Processing, Inc.	785,904	156,096,252
International Business Machines Corp.	2,678,901	392,700,098
		548,796,350
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Polaris, Inc. (a)	1,005,214	137,674,109
MACHINERY — 5.5%
Caterpillar, Inc.	602,177	131,051,780
Donaldson Co., Inc.	1,813,745	115,227,220
Dover Corp.	760,052	114,463,831
Franklin Electric Co., Inc.	839,322	67,666,140
Graco, Inc.	1,050,381	79,513,842
Illinois Tool Works, Inc.	702,512	157,053,583
Lincoln Electric Holdings, Inc.	1,023,140	134,757,769
Nordson Corp.	286,230	62,830,347
Pentair PLC	1,556,674	105,059,928
Stanley Black & Decker, Inc.	523,046	107,219,200
		1,074,843,640
MEDIA — 1.0%
John Wiley & Sons, Inc. Class A (a) (b)	3,192,082	192,099,495
See accompanying notes to financial statements.
26

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
METALS & MINING — 1.0%
Nucor Corp.	2,022,221	$ 193,991,661
MULTI-UTILITIES — 3.7%
Black Hills Corp. (a) (b)	3,480,006	228,392,794
Consolidated Edison, Inc.	4,173,036	299,290,142
MDU Resources Group, Inc.	6,271,055	196,534,863
		724,217,799
MULTILINE RETAIL — 0.6%
Target Corp.	519,802	125,656,935
OIL, GAS & CONSUMABLE FUELS — 4.8%
Chevron Corp.	3,781,547	396,079,233
Exxon Mobil Corp.	8,747,527	551,794,003
		947,873,236
PHARMACEUTICALS — 1.0%
Johnson & Johnson	1,158,140	190,791,984
SPECIALTY RETAIL — 0.5%
Lowe's Cos., Inc.	489,801	95,006,700
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
VF Corp.	2,164,042	177,538,006
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Fastenal Co.	3,329,106	173,113,512
W.W. Grainger, Inc.	281,068	123,107,784
		296,221,296
WATER UTILITIES — 2.1%
American States Water Co.	1,677,512	133,462,855
California Water Service Group	1,961,704	108,953,040
Essential Utilities, Inc. (a)	3,643,076	166,488,573
		408,904,468
WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Telephone & Data Systems, Inc. (b)	9,998,382	226,563,336
TOTAL COMMON STOCKS (Cost $16,607,326,037)		19,614,130,770
See accompanying notes to financial statements.
27

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	16,585,140	$ 16,590,115
State Street Navigator Securities Lending Portfolio II (e) (f)	150,200,340	150,200,340
TOTAL SHORT-TERM INVESTMENTS (Cost $166,790,299)		166,790,455
TOTAL INVESTMENTS — 100.6% (Cost $16,774,116,336)		19,780,921,225
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(109,964,250)
NET ASSETS — 100.0%		$19,670,956,975
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,614,130,770	$—	$—	$19,614,130,770
Short-Term Investments	166,790,455	—	—	166,790,455
TOTAL INVESTMENTS	$19,780,921,225	$—	$—	$19,780,921,225
See accompanying notes to financial statements.
28

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
ABM Industries, Inc.	3,496,319	$ 126,916,380	$ 51,849,294	$ 108,395,996	$ 11,209,429	$ —*	—	$ —*	$ 2,675,086
Bank OZK	11,770,632	276,256,733	103,536,585	281,963,975	(21,954,790)	—*	—	—*	9,088,729
Black Hills Corp.	2,026,321	114,811,348	135,980,185	50,434,089	2,114,771	25,920,579	3,480,006	228,392,794	7,211,126
Cullen/Frost Bankers, Inc.	3,189,184	238,263,937	105,787,140	236,395,494	32,580,989	—*	—	—*	6,600,954
Federal Realty Investment Trust	3,029,246	258,122,052	164,039,026	199,341,380	17,298,970	—*	—	—*	14,546,559
HB Fuller Co.	2,718,062	121,225,565	39,289,170	115,431,863	20,005,512	—*	—	—*	1,191,792
John Wiley & Sons, Inc.	2,676,536	104,384,904	112,643,390	67,108,258	(14,513,751)	56,693,210	3,192,082	192,099,495	3,402,804
Leggett & Platt, Inc.	7,856,841	276,167,961	124,542,720	222,131,556	17,958,278	—*	—	—*	8,602,455
National Fuel Gas Co.	4,312,353	180,816,961	94,491,953	94,279,083	(8,683,434)	—*	—	—*	7,647,584
National Retail Properties, Inc.	8,332,186	295,625,959	143,273,067	168,676,268	(4,460,027)	—*	—	—*	18,612,719
New Jersey Resources Corp.	4,313,668	140,841,260	103,646,865	52,291,206	(14,008,014)	38,251,239	5,469,804	216,440,144	6,251,960
Northwest Natural Holding Co.	1,853,023	103,380,153	22,993,926	109,698,653	(44,085,258)	—*	—	—*	2,591,168
nVent Electric PLC	9,090,838	170,271,396	61,968,303	263,058,080	(20,840,310)	—*	—	—*	4,315,631
People's United Financial, Inc.	21,697,953	251,045,316	228,962,622	344,852,964	60,781,628	—*	—	—*	20,007,198
Polaris, Inc.	3,164,816	292,903,721	87,876,525	327,251,709	85,436,381	—*	—	—*	3,239,544
South Jersey Industries, Inc.	6,542,373	163,493,901	322,163,422	76,412,880	1,541,062	24,056,187	16,769,830	434,841,692	12,410,094
State Street Institutional Liquid Reserves Fund, Premier Class	16,175,997	16,182,467	903,029,207	902,618,615	9,172	(12,116)	16,585,140	16,590,115	37,289
State Street Navigator Securities Lending Portfolio II	160,240,114	160,240,114	1,762,240,966	1,772,280,740	—	—	150,200,340	150,200,340	181,286
Telephone & Data Systems, Inc.	7,119,547	141,536,594	124,450,848	54,906,144	(22,766,779)	38,248,817	9,998,382	226,563,336	5,023,647
United Bankshares, Inc.	6,311,500	174,576,090	77,644,997	108,073,254	(33,080,735)	—*	—	—*	6,932,259
Total		$3,607,062,812	$ 4,770,410,211	$5,555,602,207	$ 64,543,094	$183,157,916		$1,465,127,916	$140,569,884
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2021.
*	As of June 30, 2021, no longer an affiliate.
See accompanying notes to financial statements.
29

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,834,348,454	$ 6,689,398,392	$18,315,793,309
Investments in affiliated issuers, at value	9,891,497	1,393,330,619	1,465,127,916
Total Investments	1,844,239,951	8,082,729,011	19,780,921,225
Net cash at broker	300,829	—	—
Cash	—	8,148,373	—
Receivable for fund shares sold	—	2,475	6,116,452
Dividends receivable — unaffiliated issuers	5,626,936	—	29,686,763
Dividends receivable — affiliated issuers	145	278	16,264,382
Securities lending income receivable — unaffiliated issuers	5,399	167,249	18,431
Securities lending income receivable — affiliated issuers	7,050	930,479	15,674
TOTAL ASSETS	1,850,180,310	8,091,977,865	19,833,022,927
LIABILITIES
Payable upon return of securities loaned	6,259,134	827,025,040	150,200,340
Payable for investments purchased	4,737,181	8,148,373	—
Payable for fund shares repurchased	129,961	—	6,116,452
Payable to broker – accumulated variation margin on open futures contracts	98,800	—	—
Advisory fee payable	379,301	2,069,842	5,736,033
Trustees’ fees and expenses payable	1,794	2,073	13,127
TOTAL LIABILITIES	11,606,171	837,245,328	162,065,952
NET ASSETS	$1,838,574,139	$ 7,254,732,537	$19,670,956,975
NET ASSETS CONSIST OF:
Paid-in Capital	$1,948,384,818	$11,888,689,764	$18,267,000,664
Total distributable earnings (loss)	(109,810,679)	(4,633,957,227)	1,403,956,311
NET ASSETS	$1,838,574,139	$ 7,254,732,537	$19,670,956,975
NET ASSET VALUE PER SHARE
Net asset value per share	$ 104.87	$ 135.54	$ 122.33
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,531,617	53,525,000	160,803,658
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,754,737,186	$ 7,528,239,178	$15,340,926,221
Investments in affiliated issuers	9,891,432	1,672,666,772	1,433,190,115
Total cost of investments	$1,764,628,618	$ 9,200,905,950	$ 16,774,116,336
* Includes investments in securities on loan, at value	$ 56,185,603	$ 1,681,866,160	$ 320,613,999
See accompanying notes to financial statements.
30

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 31,296,882	$ 6,833,391	$ 446,272,976
Dividend income — affiliated issuers	1,587	6,889	140,388,598
Dividend income — non-cash transactions	2,384,729	—	—
Unaffiliated securities lending income	32,686	2,192,129	141,371
Affiliated securities lending income	164,168	26,685,794	181,286
TOTAL INVESTMENT INCOME (LOSS)	33,880,052	35,718,203	586,984,231
EXPENSES
Advisory fee	3,574,308	23,434,290	60,276,980
Trustees’ fees and expenses	22,378	92,679	256,897
Miscellaneous expenses	1	11,478	8
TOTAL EXPENSES	3,596,687	23,538,447	60,533,885
NET INVESTMENT INCOME (LOSS)	$ 30,283,365	$ 12,179,756	$ 526,450,346
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,706,355)	(627,343,991)	(575,606,286)
Investments — affiliated issuers	(1,024)	(213,120,901)	42,823,395
In-kind redemptions — unaffiliated issuers	95,548,092	2,540,860,934	1,934,080,128
In-kind redemptions — affiliated issuers	—	327,860,291	21,719,699
Futures contracts	223,549	—	—
Net realized gain (loss)	91,064,262	2,028,256,333	1,423,016,936
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	359,194,775	(582,500,465)	3,063,700,473
Investments — affiliated issuers	65	(272,212,148)	389,696,537
Futures contracts	(99,195)	—	—
Net change in unrealized appreciation/depreciation	359,095,645	(854,712,613)	3,453,397,010
NET REALIZED AND UNREALIZED GAIN (LOSS)	450,159,907	1,173,543,720	4,876,413,946
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$480,443,272	$1,185,723,476	$5,402,864,292
See accompanying notes to financial statements.
31

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 30,283,365	$ 58,164,383
Net realized gain (loss)	91,064,262	(33,015,910)
Net change in unrealized appreciation/depreciation	359,095,645	(401,412,206)
Net increase (decrease) in net assets resulting from operations	480,443,272	(376,263,733)
Net equalization credits and charges	1,204,854	(2,277,335)
Distributions to shareholders	(54,876,892)	(76,076,130)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	783,226,916	491,798,632
Cost of shares redeemed	(723,381,833)	(1,219,091,891)
Net income equalization	(1,204,854)	2,277,335
Net increase (decrease) in net assets from beneficial interest transactions	58,640,229	(725,015,924)
Net increase (decrease) in net assets during the period	485,411,463	(1,179,633,122)
Net assets at beginning of period	1,353,162,676	2,532,795,798
NET ASSETS AT END OF PERIOD	$1,838,574,139	$ 1,353,162,676
SHARES OF BENEFICIAL INTEREST:
Shares sold	8,050,000	5,300,000
Shares redeemed	(7,850,000)	(13,600,000)
Net increase (decrease) from share transactions	200,000	(8,300,000)
See accompanying notes to financial statements.
32

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Biotech ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,179,756	$ 296,157
Net realized gain (loss)	2,028,256,333	570,946,754
Net change in unrealized appreciation/depreciation	(854,712,613)	477,966,904
Net increase (decrease) in net assets resulting from operations	1,185,723,476	1,049,209,815
Net equalization credits and charges	(53,142)	35,202
Distributions to shareholders	(15,283,987)	(928,142)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	26,873,805,345	18,679,802,929
Cost of shares redeemed	(26,192,159,617)	(18,738,305,166)
Net income equalization	53,142	(35,202)
Net increase (decrease) in net assets from beneficial interest transactions	681,698,870	(58,537,439)
Net increase (decrease) in net assets during the period	1,852,085,217	989,779,436
Net assets at beginning of period	5,402,647,320	4,412,867,884
NET ASSETS AT END OF PERIOD	$ 7,254,732,537	$ 5,402,647,320
SHARES OF BENEFICIAL INTEREST:
Shares sold	202,775,000	208,575,000
Shares redeemed	(197,475,000)	(210,600,000)
Net increase (decrease) from share transactions	5,300,000	(2,025,000)
See accompanying notes to financial statements.
33

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Dividend ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 526,450,346	$ 515,368,413
Net realized gain (loss)	1,423,016,936	1,239,710,443
Net change in unrealized appreciation/depreciation	3,453,397,010	(3,188,460,306)
Net increase (decrease) in net assets resulting from operations	5,402,864,292	(1,433,381,450)
Net equalization credits and charges	(1,159,957)	(7,547,203)
Distributions to shareholders	(521,149,557)	(509,825,739)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	7,407,582,758	6,522,295,627
Cost of shares redeemed	(7,816,206,352)	(8,079,251,362)
Net income equalization	1,159,957	7,547,203
Net increase (decrease) in net assets from beneficial interest transactions	(407,463,637)	(1,549,408,532)
Net increase (decrease) in net assets during the period	4,473,091,141	(3,500,162,924)
Net assets at beginning of period	15,197,865,834	18,698,028,758
NET ASSETS AT END OF PERIOD	$19,670,956,975	$15,197,865,834
SHARES OF BENEFICIAL INTEREST:
Shares sold	69,700,000	65,550,000
Shares redeemed	(75,450,000)	(84,200,000)
Net increase (decrease) from share transactions	(5,750,000)	(18,650,000)
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 78.07	$ 98.82	$ 93.80	$ 92.99	$ 99.44
Income (loss) from investment operations:
Net investment income (loss) (a)	1.89	2.50	2.74	2.47	1.62
Net realized and unrealized gain (loss) (b)	28.25	(19.84)	5.92	1.20	(4.28)
Total from investment operations	30.14	(17.34)	8.66	3.67	(2.66)
Net equalization credits and charges (a)	0.08	(0.10)	0.01	(0.04)	(0.09)
Distributions to shareholders from:
Net investment income	(3.42)	(3.31)	(3.65)	(2.82)	(3.70)
Net asset value, end of period	$ 104.87	$ 78.07	$ 98.82	$ 93.80	$ 92.99
Total return (c)	39.59%	(18.04)%	9.58%	4.03%	(2.73)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,838,574	$1,353,163	$2,532,796	$2,563,630	$3,015,901
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.12%	2.61%	2.89%	2.72%	1.71%
Portfolio turnover rate (d)	6%	17%	9%	6%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 112.03	$ 87.82	$ 95.23	$ 77.15	$ 54.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.01	0.04	0.20	0.20
Net realized and unrealized gain (loss) (b)	23.57	24.22	(7.37)	18.06	22.97
Total from investment operations	23.81	24.23	(7.33)	18.26	23.17
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.00(c)	0.01	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.30)	(0.02)	(0.08)	(0.19)	(0.18)
Net asset value, end of period	$ 135.54	$ 112.03	$ 87.82	$ 95.23	$ 77.15
Total return (d)	21.27%	27.59%	(7.70)%	23.69%	42.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,254,733	$5,402,647	$4,412,868	$5,232,982	$3,548,969
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.18%	0.01%	0.05%	0.23%	0.30%
Portfolio turnover rate (e)	74%	66%	45%	62%	59%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 91.25	$ 100.96	$ 92.65	$ 88.93	$ 83.91
Income (loss) from investment operations:
Net investment income (loss) (a)	3.28	2.84	2.41	2.31	1.81
Net realized and unrealized gain (loss) (b)	31.05	(9.68)	8.30	6.10	6.01
Total from investment operations	34.33	(6.84)	10.71	8.41	7.82
Net equalization credits and charges (a)	(0.01)	(0.04)	0.02	(0.03)	0.01
Distributions to shareholders from:
Net investment income	(3.24)	(2.83)	(2.42)	(2.33)	(2.22)
Net realized gains	—	—	—	(2.33)	(0.59)
Total distributions	(3.24)	(2.83)	(2.42)	(4.66)	(2.81)
Net asset value, end of period	$ 122.33	$ 91.25	$ 100.96	$ 92.65	$ 88.93
Total return (c)	38.17%	(6.82)%	11.76%	9.44%	9.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,670,957	$15,197,866	$18,698,029	$15,351,950	$15,478,187
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	3.06%	2.89%	2.49%	2.51%	2.10%
Portfolio turnover rate (d)	22%	31%	20%	24%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by a Fund's underlying benchmarks. Various inputs are used in determining the value of a Fund's investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
40

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net
41

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities.Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the SPDR Dow Jones REIT ETF entered into futures contracts in order to gain exposure to the market for the cash and cash equivalents.
42

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The following tables summarize the value of the Fund's derivative instruments as of June 30, 2021, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$(98,800)	$—	$(98,800)
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$223,549	$—	$223,549
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$(99,195)	$—	$(99,195)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a
43

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
44

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$ 93,999,369	$ 89,450,759
SPDR S&P Biotech ETF	4,848,124,249	4,859,638,185
SPDR S&P Dividend ETF	4,134,505,460	3,756,910,177
45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

For the year ended June 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$ 737,835,203	$ 677,880,512	$ 95,548,092
SPDR S&P Biotech ETF	18,081,369,836	17,388,382,200	2,868,721,225
SPDR S&P Dividend ETF	6,827,672,744	7,560,317,054	1,955,799,827
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each
46

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for in-kind transactions, wash sale loss deferrals, futures contracts and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 54,876,892	$—	$ 54,876,892
SPDR S&P Biotech ETF	15,283,987	—	15,283,987
SPDR S&P Dividend ETF	521,149,557	—	521,149,557
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 76,076,130	$ —	$ 76,076,130
SPDR S&P Biotech ETF	928,142	—	928,142
SPDR S&P Dividend ETF	509,825,739	—	509,825,739
At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Dow Jones REIT ETF	$ —	$ (186,559,171)	$—	$ 76,748,492	$ (109,810,679)
SPDR S&P Biotech ETF	—	(3,503,189,793)	—	(1,130,767,434)	(4,633,957,227)
47

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR S&P Dividend ETF	$10,843,463	(1,604,124,008)	$—	$ 2,997,236,856	$ 1,403,956,311
As of June 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones REIT ETF	$ 32,707,084	$ 153,852,087
SPDR S&P Biotech ETF	1,729,157,564	1,774,032,229
SPDR S&P Dividend ETF	785,331,034	818,792,974
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 1,767,392,264	$ 192,657,720	$ 115,909,228	$ 76,748,492
SPDR S&P Biotech ETF	9,213,496,445	363,391,031	1,494,158,465	(1,130,767,434)
SPDR S&P Dividend ETF	16,783,684,369	3,100,687,816	103,450,960	2,997,236,856
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may
48

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 56,185,603	$ 6,259,134	$ 51,677,419	$ 57,936,553
SPDR S&P Biotech ETF	1,681,866,160	827,025,040	906,668,754	1,733,693,794
SPDR S&P Dividend ETF	320,613,999	150,200,340	179,444,605	329,644,945
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
49

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$ 6,259,134	$—	$—	$—	$ 6,259,134	$ 6,259,134
SPDR S&P Biotech ETF	Common Stocks	827,025,040	—	—	—	827,025,040	827,025,040
SPDR S&P Dividend ETF	Common Stocks	150,200,340	—	—	—	150,200,340	150,200,340
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or
50

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
51

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones REIT ETF, SPDR S&P Biotech ETF and SPDR S&P Dividend ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones REIT ETF, SPDR S&P Biotech ETF and SPDR S&P Dividend ETF (collectively referred to as the “Funds”) (three of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SPDR® Series Trust) at June 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
53

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
54

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
Annualized Expense Ratio	0.25%	0.35%	0.35%
Actual:
Ending Account Value	$1,227.50	$ 962.80	$1,170.10
Expenses Paid During Period(a)	1.38	1.70	1.88
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.60	1,023.10	1,023.10
Expenses Paid During Period(a)	1.25	1.76	1.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
55

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
56

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
57

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
60

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
61

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
& Income Fund (Trustee).
62

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
63

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
64

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
65

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRTOPEQAR

Annual Report
June 30, 2021
SPDR® Series Trust - Equity Funds
SPDR Russell 1000® Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Note to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Russell 1000 Yield Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high yield characteristics.
The Russell 1000 Momentum Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high momentum characteristics.
The Russell 1000 Low Volatility Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising low volatility characteristics.
The S&P 1500 Low Valuation Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively low valuations (i.e., relatively “cheap”) are overweight relative to the S&P Composite 1500 Index and stocks with relatively high valuations (i.e., relatively “rich”) are underweight.
The S&P 1500 Positive Momentum Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively high momentum are overweight relative to the S&P 1500 Index and stocks with relatively low momentum are underweight.
The SSGA US Large Cap Low Volatility Index is designed to track the performance of U.S. large capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time.
The SSGA US Small Cap Low Volatility Index is designed to track the performance of U.S. small capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock's price over time.
See accompanying notes to financial statements.
1

SPDR RUSSELL 1000 YIELD FOCUS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Russell 1000 Yield Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Yield Focused Factor Index. The Fund’s benchmark is the Russell 1000 Yield Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 66.30%, and the Index was 66.64%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, the cumulative effect of security misweights and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst global COVID-19 lockdowns and threats of second waves of coronavirus infections across states and countries. Yet global equity markets were quite strong and performed quite well, continuing to be led by technology and growth companies whose business models were particularly well-suited to circumstances characterized by widespread remote working and social distancing.
They were also helped by fiscal stimulus and relief packages, such as the CARES Act in the United States which was passed in the last quarter prior to the beginning of the Reporting Period. From a monetary perspective, central banks around the globe continued to set expectations that they would be accommodative.
In the fourth quarter of 2020, vaccine development reached its final stages with Pfizer and Moderna, and despite the Presidential election turmoil, a second relief bill was passed in December. Markets continued to rally, in most cases ending the year up despite the enormous drawdown in the first quarter of the calendar year.
The record-setting rebound in market performance started to lose a little bit of steam in the first quarter of 2021. Vaccine roll-out began in earnest and hopes that this would spur a return to normalcy were quite high. However, on the heels of the second COVID relief bill and promises of a third following Georgia senate election victories for the Democrats, there were some strange market phenomenon that began to appear. Perhaps this was represented most peculiarly by the run-up in GameStop’s share price, as well with increased interest and appreciation in cryptocurrencies.
In the second quarter of 2021, more widespread vaccination and a decrease in COVID infection rates, despite some concern about the emergence of the Delta variant, allowed some states and countries to re-open more fully and the economic rebound to establish itself more firmly. Unfortunately, this was accompanied by some unexpected inflation, as businesses faced surprisingly tight labor markets, with some forced to offer substantial wage and financial incentives to find workers to meet the spike in business demand.
Securities that are characterized by higher yields are also frequently aligned with value securities. Although the third quarter of 2020 was yet another quarter of underperformance for value securities, the fourth quarter of 2020 was unexpectedly good for value securities, providing some hope that the long slump in value would be coming to an end. The first quarter of 2021 continued value’s outperformance, and the second quarter would also have been a quarter of outperformance were it not for a pullback in value in the month of June.
The Fund’s performance was driven by the performance of value securities and as a result, it handily outperformed its cap-weighted Russell 1000 counterpart during the Reporting Period.
The Fund used S&P 500 e-mini futures in order to equitize cash holdings during the Reporting Period. The Fund’s use of S&P 500 e-mini futures detracted from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Ford Motor Company, General Motors Company, and HP Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Boston Properties, Inc., Occidental Petroleum Corporation Warrant 2020-03.08.27 on Occidental Pete, and Kroger Co..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Russell 1000 Yield Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Yield Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Yield Focused Factor Index
ONE YEAR	66.30%	66.32%	66.64%	66.30%	66.32%	66.64%
FIVE YEARS	94.89%	94.88%	97.42%	14.28%	14.28%	14.57%
SINCE INCEPTION(1)	110.34%	110.32%	113.27%	14.25%	14.25%	14.55%
(1)	For the period December 2, 2015 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Yield Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Russell 1000 Yield Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Progressive Corp.	2.0%
HP, Inc.	1.9
Best Buy Co., Inc.	1.3
Kimberly-Clark Corp.	1.3
Kroger Co.	1.2
General Mills, Inc.	1.2
International Paper Co.	1.2
Altria Group, Inc.	1.2
Dow, Inc.	1.2
Clorox Co.	1.1
TOTAL	13.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	20.4%
Consumer Staples	11.9
Real Estate	11.0
Materials	10.7
Utilities	10.5
Industrials	8.8
Information Technology	8.6
Consumer Discretionary	8.1
Communication Services	3.7
Energy	3.5
Health Care	2.5
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Russell 1000 Momentum Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Momentum Focused Factor Index. The Fund’s benchmark is the Russell 1000 Momentum Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 46.38%, and the Index was 46.63%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the period.
The Reporting Period began amidst global COVID-19 lockdowns and threats of second waves of coronavirus infections across states and countries. Yet global equity markets were quite strong and performed quite well, continuing to be led by technology and growth companies whose business models were particularly well-suited to circumstances characterized by widespread remote working and social distancing.
They were also helped by fiscal stimulus and relief packages, such as the CARES Act in the United States which was passed in the last quarter prior to the beginning of the Reporting Period. From a monetary perspective, central banks around the globe continued to set expectations that they would be accommodative.
In the fourth quarter of 2020, vaccine development reached its final stages with Pfizer and Moderna, and despite the Presidential election turmoil, a second relief bill was passed in December. Markets continued to rally, in most cases ending the year up despite the enormous drawdown in the first quarter of the calendar year.
The record-setting rebound in market performance started to lose a little bit of steam in the first quarter of 2021. Vaccine roll-out began in earnest and hopes that this would spur a return to normalcy were quite high. In the second quarter of 2021, more widespread vaccination and a decrease in COVID infection rates, despite some concern about the emergence of the Delta variant, allowed some states and countries to re-open more fully and the economic rebound to establish itself more firmly. Unfortunately, this was accompanied by some unexpected inflation, as businesses faced surprisingly tight labor markets, with some forced to offer substantial wage and financial incentives to find workers to meet the spike in business demand.
The Fund used S&P 500 e-mini futures in order to equitize cash holdings during the Reporting Period. The Fund’s use of S&P 500 e-mini futures detracted from Fund performance relative to the Index.
During the reporting period, the Fund out-performed the broader market capitalization weighted index, the Russell 1000 Index by 3.31%, mainly thanks to its higher exposure to positive momentum securities. The sectors that had the largest contribution to total return in the Fund were: Consumer Discretionary, Materials, Industrials and Information Technology. The sectors with the lowest contribution to total return were: Utilities, Consumer Staples, Health Care and Communication Services
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Target Corporation, Carrier Global Corp., and Enphase Energy, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Quidel Corporation, Citrix Systems, Inc., and Clorox Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Russell 1000 Momentum Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index
ONE YEAR	46.38%	46.28%	46.63%	46.38%	46.28%	46.63%
FIVE YEARS	85.76%	85.75%	87.79%	13.18%	13.18%	13.43%
SINCE INCEPTION(1)	91.51%	91.51%	93.82%	12.35%	12.35%	12.60%
(1)	For the period December 2, 2015 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Momentum Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Russell 1000 Momentum Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
HP, Inc.	1.1%
Dell Technologies, Inc. Class C	0.7
NetApp, Inc.	0.7
Synchrony Financial	0.6
Williams-Sonoma, Inc.	0.6
Quanta Services, Inc.	0.6
Qorvo, Inc.	0.5
Interpublic Group of Cos., Inc.	0.5
Carrier Global Corp.	0.5
PulteGroup, Inc.	0.4
TOTAL	6.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	19.1%
Industrials	16.5
Financials	15.5
Consumer Discretionary	15.4
Health Care	8.4
Materials	8.3
Real Estate	4.4
Communication Services	3.7
Consumer Staples	3.4
Utilities	2.9
Energy	2.2
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Russell 1000 Low Volatility Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Low Volatility Focused Factor Index. The Fund’s benchmark is the Russell 1000 Low Volatility Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2021 (“Reporting Period”), the total return for the Fund was 44.00%, and the Index was 44.26%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the period.
The Reporting Period began amidst global COVID-19 lockdowns and threats of second waves of coronavirus infections across states and countries. Yet global equity markets were quite strong and performed quite well, continuing to be led by technology and growth companies whose business models were particularly well-suited to circumstances characterized by widespread remote working and social distancing.
They were also helped by fiscal stimulus and relief packages, such as the CARES Act in the United States which was passed in the last quarter prior to the beginning of the Reporting Period. From a monetary perspective, central banks around the globe continued to set expectations that they would be accommodative.
In the fourth quarter of 2020, vaccine development reached its final stages with Pfizer and Moderna, and despite the Presidential election turmoil, a second relief bill was passed in December. Markets continued to rally, in most cases ending the year up despite the enormous drawdown in the first quarter of the calendar year.
The record-setting rebound in market performance started to lose a little bit of steam in the first quarter of 2021. Vaccine roll-out began in earnest and hopes that this would spur a return to normalcy were quite high.
In the second quarter of 2021, more widespread vaccination and a decrease in COVID infection rates, despite some concern about the emergence of the Delta variant, allowed some states and countries to re-open more fully and the economic rebound to establish itself more firmly. Unfortunately, this was accompanied by some unexpected inflation, as businesses faced surprisingly tight labor markets, with some forced to offer substantial wage and financial incentives to find workers to meet the spike in business demand.
The Fund used S&P 500 e-mini futures in order to equitize cash holdings during the Reporting Period. The Fund’s use of S&P 500 e-mini futures detracted from Fund performance relative to the Index.
During the reporting period, the Fund out-performed the broader market capitalization weighted index, the Russell 1000 Index by 1.19. The sectors that had the largest contribution to total return in the Fund were: Industrials, Information Technology, Financials and Consumer Discretionary. The sectors with the lowest contribution to total return were: Energy, Consumer Staples, Communication Services and Utilities.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Johnson Controls International plc, HP Inc., and Cincinnati Financial Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Clorox Company, Jack Henry & Associates, Inc., and Citrix Systems, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Russell 1000 Low Volatility Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index
ONE YEAR	44.00%	44.09%	44.26%	44.00%	44.09%	44.26%
FIVE YEARS	92.53%	92.59%	94.73%	14.00%	14.01%	14.26%
SINCE INCEPTION(1)	107.17%	107.23%	109.79%	13.94%	13.95%	14.21%
(1)	For the period December 2, 2015 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Low Volatility Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Russell 1000 Low Volatility Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Cognizant Technology Solutions Corp. Class A	1.2%
Progressive Corp.	1.0
Dollar General Corp.	1.0
HP, Inc.	0.9
Allstate Corp.	0.7
Citrix Systems, Inc.	0.7
eBay, Inc.	0.7
Quest Diagnostics, Inc.	0.7
VeriSign, Inc.	0.7
Kimberly-Clark Corp.	0.7
TOTAL	8.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	18.0%
Industrials	17.9
Financials	14.5
Health Care	9.9
Consumer Discretionary	9.3
Consumer Staples	8.6
Utilities	8.0
Real Estate	5.7
Materials	5.6
Communication Services	2.2
Energy	0.2
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P 1500 VALUE TILT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 1500 Value Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P 1500 Low Valuation Tilt Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 53.02%, and the Index was 53.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security misweights, fees and expenses, and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst global COVID-19 lockdowns and threats of second waves of coronavirus infections across states and countries. Yet global equity markets were quite strong and performed quite well, continuing to be led by technology and growth companies whose business models were particularly well-suited to circumstances characterized by widespread remote working and social distancing.
They were also helped by fiscal stimulus and relief packages, such as the CARES Act in the United States which was passed in the last quarter prior to the beginning of the Reporting Period. From a monetary perspective, central banks around the globe continued to set expectations that they would be accommodative.
In the fourth quarter of 2020, vaccine development reached its final stages with Pfizer and Moderna, and despite the Presidential election turmoil, a second relief bill was passed in December. Markets continued to rally, in most cases ending the year up despite the enormous drawdown in the first quarter of the calendar year.
The record-setting rebound in market performance started to lose a little bit of steam in the first quarter of 2021. Vaccine roll-out began in earnest and hopes that this would spur a return to normalcy were quite high. However, on the heels of the second COVID relief bill and promises of a third following Georgia senate election victories for the Democrats, there were some strange market phenomena that began to appear. Perhaps this was represented most peculiarly by the run-up in GameStop’s share price, as well with increased interest and appreciation in cryptocurrencies.
In the second quarter of 2021, more widespread vaccination and a decrease in COVID infection rates, despite some concern about the emergence of the Delta variant, allowed some states and countries to re-open more fully and the economic rebound to establish itself more firmly. Unfortunately, this was accompanied by some unexpected inflation, as businesses faced surprisingly tight labor markets, with some forced to offer substantial wage and financial incentives to find workers to meet the spike in business demand.
Because of the Fund’s tilt towards value securities, the underperformance of the Fund in the third quarter of 2020 was commensurate with the underperformance of value securities in the same quarter. However, value securities began to emerge from their long-term slump in the fourth quarter of 2020, outperforming with surprising strength. This outperformance carried over into 2021, with positive premiums being produced in the first quarter of 2021, and nearly the second quarter as well, were it not for underperformance in the month of June.
Regardless, for the Reporting Period, the Fund’s tilt towards value securities was responsible for outperformance produced over the 12 month period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Berkshire Hathaway Inc. Class B, and Bank of America Corp. The top negative contributors to the Fund’s performance during the Reporting Period were Gilead Sciences, Inc., Vertex Pharmaceuticals Incorporated, and Intel Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR S&P 1500 Value Tilt ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index
ONE YEAR	53.02%	52.87%	53.28%	53.02%	52.87%	53.28%
FIVE YEARS	107.70%	107.81%	109.60%	15.74%	15.75%	15.95%
SINCE INCEPTION(1)	223.25%	223.39%	228.48%	14.46%	14.47%	14.73%
(1)	For the period October 24, 2012 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR S&P 1500 Value Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	2.6%
AT&T, Inc.	2.3
Walmart, Inc.	2.2
Apple, Inc.	2.0
Bank of America Corp.	1.8
Amazon.com, Inc.	1.7
Exxon Mobil Corp.	1.6
Microsoft Corp.	1.4
Verizon Communications, Inc.	1.4
JPMorgan Chase & Co.	1.3
TOTAL	18.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	21.1%
Information Technology	12.7
Health Care	12.0
Consumer Discretionary	10.3
Communication Services	10.1
Industrials	9.0
Consumer Staples	8.5
Energy	6.3
Materials	3.4
Utilities	3.4
Real Estate	3.0
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P 1500 MOMENTUM TILT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 1500 Momentum Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting price momentum. The Fund’s benchmark is the S&P 1500 Positive Momentum Tilt Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 36.74%, and the Index was 37.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst global COVID-19 lockdowns and threats of second waves of coronavirus infections across states and countries. Yet global equity markets were quite strong and performed quite well, continuing to be led by technology and growth companies whose business models were particularly well-suited to circumstances characterized by widespread remote working and social distancing.
They were also helped by fiscal stimulus and relief packages, such as the CARES Act in the United States which was passed in the last quarter prior to the beginning of the Reporting Period. From a monetary perspective, central banks around the globe continued to set expectations that they would be accommodative.
In the fourth quarter of 2020, vaccine development reached its final stages with Pfizer and Moderna, and despite the Presidential election turmoil, a second relief bill was passed in December. Markets continued to rally, in most cases ending the year up despite the enormous drawdown in the first quarter of the calendar year.
The record-setting rebound in market performance started to lose a little bit of steam in the first quarter of 2021. Vaccine roll-out began in earnest and hopes that this would spur a return to normalcy were quite high. However, on the heels of the second COVID relief bill and promises of a third following Georgia senate election victories for the Democrats, there were some strange market phenomenon that began to appear. Perhaps this was represented most peculiarly by the run-up in GameStop’s share price, as well with increased interest and appreciation in cryptocurrencies.
In the second quarter of 2021, more widespread vaccination and a decrease in COVID infection rates, despite some concern about the emergence of the Delta variant, allowed some states and countries to re-open more fully and the economic rebound to establish itself more firmly. Unfortunately, this was accompanied by some unexpected inflation, as businesses faced surprisingly tight labor markets, with some forced to offer substantial wage and financial incentives to find workers to meet the spike in business demand.
The Fund’s tilt toward higher momentum securities was the cause of underperformance against broader market indices. Momentum securities outperformed the overall market in the third quarter of 2020, but as technology and growth securities began to underperform, or perform less strongly, momentum securities also began to underperform. The remainder of the three quarters in the Reporting Period were all quarters of underperformance for momentum securities. As a result, the Fund underperformed broader market indices for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., NVIDIA Corporation, and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Intel Corporation, Vertex Pharmaceuticals Incorporated, and Tesla Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR S&P 1500 Momentum Tilt ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index
ONE YEAR	36.74%	36.72%	37.01%	36.74%	36.72%	37.01%
FIVE YEARS	116.45%	116.01%	117.95%	16.70%	16.65%	16.86%
SINCE INCEPTION(1)	249.59%	249.27%	255.86%	15.50%	15.49%	15.74%
(1)	For the period October 24, 2012 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR S&P 1500 Momentum Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Apple, Inc.	8.4%
Microsoft Corp.	3.8
Tesla, Inc.	2.6
Alphabet, Inc. Class A	2.3
Alphabet, Inc. Class C	2.2
Facebook, Inc. Class A	2.2
NVIDIA Corp.	2.2
Amazon.com, Inc.	2.0
JPMorgan Chase & Co.	1.6
PayPal Holdings, Inc.	1.5
TOTAL	28.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	29.6%
Consumer Discretionary	14.5
Financials	14.0
Industrials	11.8
Communication Services	10.8
Health Care	7.5
Materials	3.5
Consumer Staples	2.7
Energy	2.4
Real Estate	2.0
Utilities	1.0
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA US Large Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a large cap, low volatility index. The Fund’s benchmark is the SSGA US Large Cap Low Volatility Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 33.27%, and the Index was 33.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of fees and expenses, cash drag, and security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period was a challenging one for low volatility strategies including the Fund. The Fund’s returns lagged those of the Russell 1000 Index by 9.8% during this period. However, the Fund did provide down side protection versus market cap indices such as Russell 1000 Index during the negative return months in September 2020 and January 2021.
Led by the United States (U.S.), economic growth rebounded strongly across the globe in the third quarter of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. The Fund gained 6.65% and the Russell 1000 Index 9.47% during the third quarter of 2020. Despite the pandemic taking a turn for the worse over the fourth quarter of 2020 and equities performing poorly in October, the U.S. election results and positive news on COVID-19 vaccines helped markets to recover. Approvals to use vaccines manufactured by Pfizer-BioNTech, Moderna and Oxford-AstraZeneca led to the largest momentum changes in the history of equity markets which resulted in a gain of 11.56% for the Fund and 13.69% for the Russell 1000 Index in the fourth quarter of 2021.
Economic recovery gathered pace in the first quarter of 2021 on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support resulting in the Russell 1000 Index gaining 5.91% and the Fund gaining 4.89%. In the U.S., the Russell 1000 Index gained 8.54% and the Fund 6.79% during the second quarter of 2021 as the pandemic was reined in, consumer spending increased, growth stocks rebounded, first-quarter earnings grew strongly and the prospects of fiscal stimulus improved in the context of President Biden concluding a bipartisan deal to boost infrastructure spending by US$600 billion.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Berkshire Hathaway Inc. Class B, Aflac Incorporated, and Republic Services, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Jack Henry & Associates, Inc., Eversource Energy, and Dominion Energy Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR SSGA US Large Cap Low Volatility Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index(1)	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index(1)
ONE YEAR	33.27%	33.33%	33.47%	33.27%	33.33%	33.47%
FIVE YEARS	90.18%	90.14%	91.47%	13.72%	13.71%	13.87%
SINCE INCEPTION(2)	191.88%	191.86%	195.94%	13.67%	13.67%	13.87%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	The SSGA US Large Cap Low Volatility Index reflects linked performance returns of both the SSGA US Large Cap Low Volatility Index and the Russell 1000 Low Volatility Index. The index returns are reflective of the Russell 1000 Low Volatility Index from fund inception until 12/13/2016 and of the SSGA US Large Cap Low Volatility Index effective 12/13/2016.
(2)	For the period February 20, 2013 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR SSGA US Large Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR SSGA US Large Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Crown Castle International Corp. REIT	1.9%
American Tower Corp. REIT	1.7
Public Storage REIT	1.7
Republic Services, Inc.	1.5
Prologis, Inc. REIT	1.4
Dominion Energy, Inc.	1.4
Waste Management, Inc.	1.2
Xcel Energy, Inc.	1.2
WEC Energy Group, Inc.	1.2
Duke Energy Corp.	1.2
TOTAL	14.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Industrials	17.6%
Financials	16.0
Information Technology	13.6
Real Estate	11.8
Utilities	9.6
Consumer Discretionary	9.5
Health Care	8.5
Materials	5.1
Consumer Staples	4.7
Communication Services	2.2
Energy	1.1
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA US Small Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a small cap, low volatility index. The Fund’s benchmark is the SSGA US Small Cap Low Volatility Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 51.11%, and the Index was 51.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index
The Reporting Period began amidst global COVID-19 lockdowns and threats of second waves of coronavirus infections across states and countries. Yet global equity markets were quite strong and performed quite well, continuing to be led by technology and growth companies whose business models were particularly well-suited to circumstances characterized by widespread remote working and social distancing.
They were also helped by fiscal stimulus and relief packages, such as the CARES Act in the United States which was passed in the last quarter prior to the beginning of the Reporting Period. From a monetary perspective, central banks around the globe continued to set expectations that they would be accommodative.
In the fourth quarter of 2020, vaccine development reached its final stages with Pfizer and Moderna, and despite the Presidential election turmoil, a second relief bill was passed in December. Markets continued to rally, in most cases ending the year up despite the enormous drawdown in the first quarter of the calendar year.
The record-setting rebound in market performance started to lose a little bit of steam in the first quarter of 2021. Vaccine roll-out began in earnest and hopes that this would spur a return to normalcy were quite high. However, on the heels of the second COVID relief bill and promises of a third following Georgia senate election victories for the Democrats, there were some strange market phenomenon that began to appear. Perhaps this was represented most peculiarly by the run-up in GameStop’s share price, as well with increased interest and appreciation in cryptocurrencies.
In the second quarter of 2021, more widespread vaccination and a decrease in COVID infection rates, despite some concern about the emergence of the Delta variant, allowed some states and countries to re-open more fully and the economic rebound to establish itself more firmly. Unfortunately, this was accompanied by some unexpected inflation, as businesses faced surprisingly tight labor markets, with some forced to offer substantial wage and financial incentives to find workers to meet the spike in business demand.
The Fund’s focus on low volatility securities caused the Fund to underperform its cap weighted small cap index counterparts during the Reporting Period. Low volatility securities have a slight tendency to outperform when markets are down but underperform when markets are up. In the first quarter of 2020, when markets reacted to the newly emerging COVID-19 threat by selling off significantly, low volatility securities outperformed. But in subsequent quarters, including all four quarters of the Reporting Period, low volatility securities underperformed as markets rebounded strongly. As a result, the Fund’s performance during the Reporting Period was over 10% behind that of the Russell 2000 Index.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were MicroStrategy, Brinker International and Granite Point Mortgage Trust. The top negative contributors to the Fund’s performance during the Reporting Period were Equity Commonwealth, NewMarket, and Heartland Express.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
20

SPDR SSGA US Small Cap Low Volatility Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index(1)	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index(1)
ONE YEAR	51.11%	51.19%	51.41%	51.11%	51.19%	51.41%
FIVE YEARS	76.12%	75.90%	77.08%	11.99%	11.96%	12.11%
SINCE INCEPTION(2)	153.30%	153.35%	155.58%	11.76%	11.76%	11.88%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	The SSGA US Small Cap Low Volatility Index reflects linked performance returns of both the SSGA US Small Cap Low Volatility Index and the Russell 2000 Low Volatility Index. The index returns are reflective of the Russell 2000 Low Volatility Index from fund inception until 12/13/2016 and of the SSGA US Small Cap Low Volatility Index effective 12/13/2016.
(2)	For the period February 20, 2013 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR SSGA US Small Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
21

SPDR SSGA US Small Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Equity Commonwealth REIT	1.7%
Hawaiian Electric Industries, Inc.	0.8
MGE Energy, Inc.	0.6
Terreno Realty Corp. REIT	0.6
National Storage Affiliates Trust REIT	0.6
Black Hills Corp.	0.6
Easterly Government Properties, Inc. REIT	0.6
Portland General Electric Co.	0.6
IDACORP, Inc.	0.6
White Mountains Insurance Group, Ltd.	0.5
TOTAL	7.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	29.6%
Industrials	14.7
Real Estate	12.8
Information Technology	11.6
Health Care	9.5
Consumer Discretionary	5.8
Utilities	4.2
Materials	4.1
Consumer Staples	3.8
Communication Services	2.3
Energy	1.4
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.1%
BWX Technologies, Inc.	9,844	$ 572,133
General Dynamics Corp.	21,772	4,098,797
Huntington Ingalls Industries, Inc.	13,189	2,779,582
		7,450,512
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	41,493	3,886,649
AUTO COMPONENTS — 0.3%
Gentex Corp.	57,736	1,910,484
AUTOMOBILES — 0.3%
Thor Industries, Inc.	15,112	1,707,656
BANKS — 3.9%
Bank of Hawaii Corp.	6,914	582,297
Bank OZK	28,073	1,183,558
BOK Financial Corp.	2,584	223,774
Citizens Financial Group, Inc.	32,115	1,473,115
Comerica, Inc.	24,655	1,758,888
Cullen/Frost Bankers, Inc.	8,090	906,080
East West Bancorp, Inc.	11,652	835,332
First Hawaiian, Inc.	31,302	887,099
First Horizon Corp.	102,444	1,770,232
FNB Corp.	74,070	913,283
Huntington Bancshares, Inc.	127,438	1,818,540
KeyCorp.	116,020	2,395,813
M&T Bank Corp.	13,204	1,918,673
People's United Financial, Inc.	84,259	1,444,199
Popular, Inc.	14,639	1,098,657
Prosperity Bancshares, Inc.	21,872	1,570,410
Regions Financial Corp.	100,616	2,030,431
Synovus Financial Corp.	17,789	780,581
Webster Financial Corp.	17,213	918,142
Zions Bancorp NA	24,215	1,280,005
		25,789,109
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	33,986	2,449,031
CAPITAL MARKETS — 4.1%
Carlyle Group, Inc.	10,656	495,291
Cboe Global Markets, Inc.	26,544	3,160,063
Evercore, Inc. Class A	13,309	1,873,508
Franklin Resources, Inc.	82,040	2,624,459
Invesco, Ltd.	61,139	1,634,245
Janus Henderson Group PLC	56,768	2,203,166
Jefferies Financial Group, Inc.	55,167	1,886,711
Lazard, Ltd. Class A	33,894	1,533,703
Northern Trust Corp.	14,716	1,701,464
Raymond James Financial, Inc.	8,552	1,110,905
SEI Investments Co.	15,708	973,425
State Street Corp. (a)	31,020	2,552,326
T Rowe Price Group, Inc.	21,176	4,192,213
Virtu Financial, Inc. Class A	31,020	857,083
		26,798,562
Security Description	Shares	Value
CHEMICALS — 4.8%
Celanese Corp.	23,566	$ 3,572,606
CF Industries Holdings, Inc.	71,095	3,657,838
Chemours Co.	54,777	1,906,240
Dow, Inc.	121,278	7,674,472
Eastman Chemical Co.	29,154	3,403,729
FMC Corp.	14,912	1,613,478
Huntsman Corp.	70,121	1,859,609
LyondellBasell Industries NV Class A	27,379	2,816,478
NewMarket Corp.	2,279	733,792
RPM International, Inc.	17,796	1,578,149
Scotts Miracle-Gro Co.	5,368	1,030,226
Valvoline, Inc.	23,740	770,600
Westlake Chemical Corp.	3,373	303,874
WR Grace & Co.	11,356	784,927
		31,706,018
COMMERCIAL SERVICES & SUPPLIES — 0.0% (b)
ADT, Inc.	16,854	181,855
COMMUNICATIONS EQUIPMENT — 0.4%
Juniper Networks, Inc.	107,866	2,950,135
CONSUMER FINANCE — 1.3%
OneMain Holdings, Inc.	29,484	1,766,386
Santander Consumer USA Holdings, Inc.	11,787	428,104
Synchrony Financial	127,701	6,196,053
		8,390,543
CONTAINERS & PACKAGING — 3.9%
Amcor PLC	512,512	5,873,388
Ardagh Group SA	6,118	150,013
Graphic Packaging Holding Co.	93,832	1,702,112
International Paper Co.	130,483	7,999,913
Packaging Corp. of America	30,464	4,125,435
Sealed Air Corp.	19,884	1,178,127
Silgan Holdings, Inc.	11,432	474,428
Sonoco Products Co.	33,333	2,229,978
Westrock Co.	33,338	1,774,248
		25,507,642
DISTRIBUTORS — 0.9%
Genuine Parts Co.	47,030	5,947,884
DIVERSIFIED CONSUMER SERVICES — 0.5%
H&R Block, Inc.	45,342	1,064,630
Service Corp. International	39,372	2,109,946
		3,174,576
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Lumen Technologies, Inc.	366,162	4,976,142
ELECTRIC UTILITIES — 5.6%
Alliant Energy Corp.	22,668	1,263,968
American Electric Power Co., Inc.	31,020	2,623,982
Avangrid, Inc.	8,692	447,030
Edison International	52,296	3,023,755
Entergy Corp.	32,162	3,206,551

See accompanying notes to financial statements.
23

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Evergy, Inc.	47,054	$ 2,843,473
Eversource Energy	24,160	1,938,598
Exelon Corp.	69,148	3,063,948
FirstEnergy Corp.	80,828	3,007,610
Hawaiian Electric Industries, Inc.	30,094	1,272,374
IDACORP, Inc.	12,191	1,188,623
NRG Energy, Inc.	80,928	3,261,398
OGE Energy Corp.	41,107	1,383,251
Pinnacle West Capital Corp.	29,826	2,444,837
PPL Corp.	144,192	4,033,050
Xcel Energy, Inc.	26,248	1,729,218
		36,731,666
ELECTRICAL EQUIPMENT — 0.6%
Hubbell, Inc.	13,479	2,518,417
nVent Electric PLC	40,022	1,250,287
		3,768,704
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Avnet, Inc.	32,986	1,322,079
National Instruments Corp.	43,620	1,844,253
		3,166,332
ENTERTAINMENT — 0.0% (b)
World Wrestling Entertainment, Inc. Class A	4,376	253,327
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 11.0%
Alexandria Real Estate Equities, Inc. REIT	9,148	1,664,387
American Campus Communities, Inc. REIT	16,051	749,903
AvalonBay Communities, Inc. REIT	11,532	2,406,613
Boston Properties, Inc. REIT	28,832	3,303,859
Brixmor Property Group, Inc. REIT	25,048	573,349
Camden Property Trust REIT	6,760	896,849
CoreSite Realty Corp. REIT	9,988	1,344,385
Cousins Properties, Inc. REIT	40,337	1,483,595
CubeSmart REIT	30,459	1,410,861
CyrusOne, Inc. REIT	8,052	575,879
Douglas Emmett, Inc. REIT	17,125	575,743
Duke Realty Corp. REIT	23,464	1,111,020
Equity LifeStyle Properties, Inc. REIT	17,300	1,285,563
Equity Residential REIT	33,904	2,610,608
Essex Property Trust, Inc. REIT	7,839	2,351,778
Extra Space Storage, Inc. REIT	13,298	2,178,478
Federal Realty Investment Trust REIT	8,753	1,025,589
First Industrial Realty Trust, Inc. REIT	20,079	1,048,726
Gaming and Leisure Properties, Inc. REIT	39,114	1,812,152
Healthcare Trust of America, Inc. Class A REIT	27,836	743,221
Healthpeak Properties, Inc. REIT	59,356	1,975,961
Highwoods Properties, Inc. REIT	34,162	1,543,098
Security Description	Shares	Value
Hudson Pacific Properties, Inc. REIT	14,020	$ 390,036
Iron Mountain, Inc. REIT	69,009	2,920,461
Kilroy Realty Corp. REIT	14,516	1,010,894
Kimco Realty Corp. REIT	137,286	2,862,413
Lamar Advertising Co. Class A REIT	12,506	1,305,877
Life Storage, Inc. REIT	11,119	1,193,625
Medical Properties Trust, Inc. REIT	103,983	2,090,058
Mid-America Apartment Communities, Inc. REIT	7,256	1,222,056
National Retail Properties, Inc. REIT	35,989	1,687,164
Omega Healthcare Investors, Inc. REIT	45,864	1,664,405
Public Storage REIT	8,932	2,685,763
Rayonier, Inc. REIT	12,584	452,143
Realty Income Corp. REIT	23,164	1,545,965
Regency Centers Corp. REIT	10,892	697,850
Simon Property Group, Inc. REIT	19,966	2,605,164
SL Green Realty Corp. REIT	23,670	1,893,600
Spirit Realty Capital, Inc. REIT	12,046	576,281
STORE Capital Corp. REIT	36,819	1,270,624
UDR, Inc. REIT	15,808	774,276
Ventas, Inc. REIT	34,459	1,967,609
VEREIT, Inc.	25,452	1,169,010
VICI Properties, Inc. REIT	136,454	4,232,803
Weingarten Realty Investors REIT	20,550	659,038
WP Carey, Inc. REIT	35,304	2,634,384
		72,183,116
FOOD & STAPLES RETAILING — 1.2%
Kroger Co.	212,559	8,143,135
FOOD PRODUCTS — 6.9%
Campbell Soup Co.	64,920	2,959,703
Conagra Brands, Inc.	156,444	5,691,433
Flowers Foods, Inc.	62,362	1,509,160
General Mills, Inc.	132,416	8,068,107
Hershey Co.	20,284	3,533,067
Hormel Foods Corp.	52,492	2,506,493
Ingredion, Inc.	22,330	2,020,865
J.M. Smucker Co.	35,278	4,570,971
Kellogg Co.	83,712	5,385,193
Kraft Heinz Co.	61,044	2,489,374
Tyson Foods, Inc. Class A	88,782	6,548,560
		45,282,926
GAS UTILITIES — 0.8%
Atmos Energy Corp.	16,404	1,576,588
National Fuel Gas Co.	22,685	1,185,291
UGI Corp.	46,547	2,155,592
		4,917,471
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Cardinal Health, Inc.	96,658	5,518,205
Encompass Health Corp.	19,784	1,543,745
Premier, Inc. Class A	40,464	1,407,743

See accompanying notes to financial statements.
24

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Quest Diagnostics, Inc.	43,530	$ 5,744,654
		14,214,347
HOTELS, RESTAURANTS & LEISURE — 0.1%
Wendy's Co.	16,404	384,182
HOUSEHOLD DURABLES — 2.3%
Garmin, Ltd.	20,801	3,008,657
Leggett & Platt, Inc.	44,213	2,290,675
Newell Brands, Inc.	126,502	3,475,010
PulteGroup, Inc.	32,212	1,757,809
Whirlpool Corp.	19,987	4,357,566
		14,889,717
HOUSEHOLD PRODUCTS — 2.6%
Clorox Co.	40,534	7,292,472
Kimberly-Clark Corp.	62,736	8,392,822
Reynolds Consumer Products, Inc.	5,268	159,884
Spectrum Brands Holdings, Inc.	13,931	1,184,692
		17,029,870
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp.	84,054	2,191,288
Vistra Corp.	159,243	2,953,957
		5,145,245
INDUSTRIAL CONGLOMERATES — 0.1%
Carlisle Cos., Inc.	5,072	970,679
INSURANCE — 10.1%
Aflac, Inc.	75,860	4,070,647
Allstate Corp.	34,300	4,474,092
American Financial Group, Inc.	8,288	1,033,679
Assurant, Inc.	8,648	1,350,645
Assured Guaranty, Ltd.	22,615	1,073,760
Axis Capital Holdings, Ltd.	13,183	646,099
Cincinnati Financial Corp.	30,568	3,564,840
CNA Financial Corp.	7,147	325,117
Erie Indemnity Co. Class A	7,586	1,466,753
Everest Re Group, Ltd.	11,063	2,787,987
Fidelity National Financial, Inc.	91,947	3,996,017
First American Financial Corp.	35,411	2,207,876
Hanover Insurance Group, Inc.	11,849	1,607,198
Hartford Financial Services Group, Inc.	58,108	3,600,953
Kemper Corp.	18,152	1,341,433
Lincoln National Corp.	26,744	1,680,593
Mercury General Corp.	8,807	572,015
Old Republic International Corp.	93,035	2,317,502
Primerica, Inc.	3,480	532,927
Principal Financial Group, Inc.	53,177	3,360,255
Progressive Corp.	132,427	13,005,656
Prudential Financial, Inc.	30,920	3,168,372
Reinsurance Group of America, Inc.	14,262	1,625,868
RenaissanceRe Holdings, Ltd.	3,976	591,708
Travelers Cos., Inc.	24,060	3,602,022
Unum Group	67,789	1,925,208
		65,929,222
Security Description	Shares	Value
IT SERVICES — 2.9%
Amdocs, Ltd.	43,029	$ 3,328,723
Broadridge Financial Solutions, Inc.	12,328	1,991,342
Cognizant Technology Solutions Corp. Class A	68,847	4,768,343
Jack Henry & Associates, Inc.	8,552	1,398,338
Paychex, Inc.	43,938	4,714,547
Western Union Co.	135,769	3,118,614
		19,319,907
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	15,412	1,535,344
Hasbro, Inc.	13,123	1,240,386
Polaris, Inc.	19,221	2,632,508
		5,408,238
MACHINERY — 2.6%
Allison Transmission Holdings, Inc.	30,229	1,201,300
Crane Co.	10,012	924,808
Cummins, Inc.	19,264	4,696,756
Donaldson Co., Inc.	22,956	1,458,395
Flowserve Corp.	32,527	1,311,489
Lincoln Electric Holdings, Inc.	11,915	1,569,325
Pentair PLC	19,088	1,288,249
Snap-on, Inc.	16,231	3,626,492
Timken Co.	11,901	959,102
		17,035,916
MEDIA — 2.9%
Fox Corp. Class A	41,215	1,530,313
Fox Corp. Class B	20,495	721,424
Interpublic Group of Cos., Inc.	130,320	4,234,097
Nexstar Media Group, Inc. Class A	13,720	2,028,914
Omnicom Group, Inc.	71,150	5,691,288
ViacomCBS, Inc. Class A	2,704	131,009
ViacomCBS, Inc. Class B	106,491	4,813,393
		19,150,438
METALS & MINING — 1.7%
Newmont Corp.	66,612	4,221,868
Nucor Corp.	27,748	2,661,866
Reliance Steel & Aluminum Co.	19,251	2,904,976
Steel Dynamics, Inc.	28,041	1,671,244
		11,459,954
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
AGNC Investment Corp. REIT	77,102	1,302,253
Starwood Property Trust, Inc. REIT	83,550	2,186,503
		3,488,756
MULTI-UTILITIES — 3.4%
Ameren Corp.	22,368	1,790,335
CenterPoint Energy, Inc.	40,479	992,545
CMS Energy Corp.	27,540	1,627,063
Consolidated Edison, Inc.	37,724	2,705,565
DTE Energy Co.	25,202	3,266,179
MDU Resources Group, Inc.	66,353	2,079,503

See accompanying notes to financial statements.
25

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
NiSource, Inc.	67,700	$ 1,658,650
Public Service Enterprise Group, Inc.	52,304	3,124,641
Sempra Energy	21,872	2,897,603
WEC Energy Group, Inc.	22,968	2,043,004
		22,185,088
OIL, GAS & CONSUMABLE FUELS — 3.5%
Antero Midstream Corp.	111,152	1,154,869
Cabot Oil & Gas Corp.	130,600	2,280,276
HollyFrontier Corp.	17,576	578,251
Kinder Morgan, Inc.	275,692	5,025,865
ONEOK, Inc.	113,558	6,318,367
Targa Resources Corp.	23,054	1,024,750
Williams Cos., Inc.	246,637	6,548,213
		22,930,591
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	17,996	1,084,979
PHARMACEUTICALS — 0.3%
Perrigo Co. PLC	44,440	2,037,574
PROFESSIONAL SERVICES — 1.4%
Booz Allen Hamilton Holding Corp.	29,032	2,472,946
ManpowerGroup, Inc.	18,102	2,152,509
Robert Half International, Inc.	28,559	2,540,894
Science Applications International Corp.	19,264	1,690,031
		8,856,380
ROAD & RAIL — 0.3%
Ryder System, Inc.	17,372	1,291,261
Schneider National, Inc. Class B	17,200	374,444
		1,665,705
SOFTWARE — 0.9%
Citrix Systems, Inc.	28,036	3,287,782
NortonLifeLock, Inc.	88,234	2,401,729
		5,689,511
SPECIALTY RETAIL — 2.6%
Best Buy Co., Inc.	73,492	8,450,110
Dick's Sporting Goods, Inc.	20,878	2,091,767
Foot Locker, Inc.	13,049	804,210
Penske Automotive Group, Inc.	8,077	609,733
Tractor Supply Co.	9,744	1,812,968
Williams-Sonoma, Inc.	21,628	3,452,910
		17,221,698
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Hewlett Packard Enterprise Co.	359,752	5,245,184
Security Description	Shares	Value
HP, Inc.	415,944	$ 12,557,350
NetApp, Inc.	74,048	6,058,607
Xerox Holdings Corp.	50,966	1,197,191
		25,058,332
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Hanesbrands, Inc.	115,439	2,155,246
THRIFTS & MORTGAGE FINANCE — 0.5%
MGIC Investment Corp.	112,318	1,527,525
New York Community Bancorp, Inc.	145,165	1,599,718
TFS Financial Corp.	5,072	102,962
		3,230,205
TOBACCO — 1.2%
Altria Group, Inc.	162,014	7,724,827
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Air Lease Corp.	20,901	872,408
Fastenal Co.	79,240	4,120,480
MSC Industrial Direct Co., Inc. Class A	14,930	1,339,669
W.W. Grainger, Inc.	4,772	2,090,136
Watsco, Inc.	10,851	3,110,330
		11,533,023
TOTAL COMMON STOCKS (Cost $577,273,929)		653,073,105
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d) (Cost $1,526,509)	1,526,114	1,526,572
TOTAL INVESTMENTS — 99.9% (Cost $578,800,438)		654,599,677
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		607,439
NET ASSETS — 100.0%		$ 655,207,116
(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
26

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	9	09/17/2021	$1,905,387	$1,929,870	$24,483
During the period ended June 30, 2021, average notional value related to futures contracts was $1,102,227.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$653,073,105	$—	$—	$653,073,105
Short-Term Investment	1,526,572	—	—	1,526,572
TOTAL INVESTMENTS	$654,599,677	$—	$—	$654,599,677
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	24,483	—	—	24,483
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 24,483	$—	$—	$ 24,483
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$654,624,160	$—	$—	$654,624,160
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	—	$ —	$ 2,596,994	$ 14,981	$ (1)	$(29,686)	31,020	$2,552,326	$16,130
State Street Institutional Liquid Reserves Fund, Premier Class	3,502,062	3,503,463	27,266,632	29,243,425	(135)	37	1,526,114	1,526,572	921
State Street Navigator Securities Lending Portfolio II	1,835,959	1,835,959	54,180,285	56,016,244	—	—	—	—	19,874
Total		$5,339,422	$ 84,043,911	$85,274,650	$(136)	$(29,649)		$4,078,898	$36,925
See accompanying notes to financial statements.
27

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
Axon Enterprise, Inc. (a)	419	$ 74,079
BWX Technologies, Inc.	1,010	58,701
Curtiss-Wright Corp.	1,280	152,013
General Dynamics Corp.	1,433	269,777
HEICO Corp.	288	40,153
HEICO Corp. Class A	895	111,141
Hexcel Corp. (a)	598	37,315
Howmet Aerospace, Inc. (a)	2,235	77,040
Huntington Ingalls Industries, Inc.	1,867	393,470
L3Harris Technologies, Inc.	1,257	271,701
Lockheed Martin Corp.	462	174,798
Mercury Systems, Inc. (a)	341	22,601
Northrop Grumman Corp.	805	292,561
Teledyne Technologies, Inc. (a)	591	247,529
Textron, Inc.	7,598	522,514
TransDigm Group, Inc. (a)	268	173,474
		2,918,867
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	3,310	310,048
Expeditors International of Washington, Inc.	8,248	1,044,197
FedEx Corp.	755	225,239
United Parcel Service, Inc. Class B	1,916	398,470
XPO Logistics, Inc. (a)	2,895	404,982
		2,382,936
AUTO COMPONENTS — 0.4%
Aptiv PLC (a)	2,528	397,730
BorgWarner, Inc.	3,242	157,367
Gentex Corp.	9,781	323,654
Lear Corp.	2,201	385,791
		1,264,542
AUTOMOBILES — 0.8%
Ford Motor Co. (a)	62,509	928,883
General Motors Co. (a)	12,775	755,897
Harley-Davidson, Inc.	14,344	657,242
Tesla, Inc. (a)	47	31,946
Thor Industries, Inc.	1,271	143,623
		2,517,591
BANKS — 2.9%
Bank of America Corp.	1,018	41,972
Bank of Hawaii Corp.	962	81,020
Bank OZK	6,536	275,558
BOK Financial Corp.	500	43,300
Citigroup, Inc.	525	37,144
Citizens Financial Group, Inc.	7,554	346,502
Comerica, Inc.	5,434	387,661
Commerce Bancshares, Inc.	1,650	123,024
Cullen/Frost Bankers, Inc.	1,555	174,160
East West Bancorp, Inc.	6,121	438,814
Fifth Third Bancorp	9,516	363,797
Security Description	Shares	Value
First Citizens BancShares, Inc. Class A	279	$ 232,334
First Hawaiian, Inc.	4,637	131,413
First Horizon Corp.	21,907	378,553
First Republic Bank	1,159	216,930
FNB Corp.	13,912	171,535
Huntington Bancshares, Inc.	16,777	239,408
KeyCorp.	22,236	459,173
M&T Bank Corp.	1,865	271,003
People's United Financial, Inc.	12,671	217,181
Pinnacle Financial Partners, Inc.	3,402	300,363
PNC Financial Services Group, Inc.	1,344	256,381
Popular, Inc.	5,635	422,907
Prosperity Bancshares, Inc.	1,836	131,825
Regions Financial Corp.	25,696	518,545
Signature Bank	1,685	413,920
Sterling Bancorp	9,989	247,627
SVB Financial Group (a)	869	483,538
Synovus Financial Corp.	5,085	223,130
Truist Financial Corp.	4,642	257,631
US Bancorp	3,243	184,754
Webster Financial Corp.	4,155	221,628
Wells Fargo & Co.	1,200	54,348
Western Alliance Bancorp	5,081	471,771
Wintrust Financial Corp.	773	58,462
Zions Bancorp NA	5,133	271,330
		9,148,642
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	519	529,795
Brown-Forman Corp. Class A	240	16,920
Brown-Forman Corp. Class B	808	60,552
Coca-Cola Co.	680	36,795
Constellation Brands, Inc. Class A	1,297	303,355
Keurig Dr. Pepper, Inc.	2,442	86,056
Molson Coors Beverage Co. Class B (a)	4,988	267,806
Monster Beverage Corp. (a)	2,324	212,297
PepsiCo, Inc.	358	53,045
		1,566,621
BIOTECHNOLOGY — 1.2%
Acceleron Pharma, Inc. (a)	215	26,980
Alexion Pharmaceuticals, Inc. (a)	3,814	700,670
Amgen, Inc.	407	99,206
Biogen, Inc. (a)	1,261	436,646
CureVac NV (a) (b)	800	58,784
Exact Sciences Corp. (a)	160	19,890
Exelixis, Inc. (a)	2,754	50,178
Gilead Sciences, Inc.	690	47,513
Horizon Therapeutics PLC (a)	5,794	542,550
Moderna, Inc. (a)	1,910	448,812
Neurocrine Biosciences, Inc. (a)	307	29,877
Regeneron Pharmaceuticals, Inc. (a)	138	77,079
Sage Therapeutics, Inc. (a)	8,000	454,480
Seagen, Inc. (a)	320	50,522

See accompanying notes to financial statements.
28

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
United Therapeutics Corp. (a)	4,038	$ 724,458
Vertex Pharmaceuticals, Inc. (a)	235	47,383
		3,815,028
BUILDING PRODUCTS — 2.5%
A.O. Smith Corp.	8,715	628,003
Advanced Drainage Systems, Inc.	5,310	618,987
Allegion PLC	1,733	241,407
Armstrong World Industries, Inc.	361	38,721
Builders FirstSource, Inc. (a)	11,700	499,122
Carrier Global Corp.	31,753	1,543,196
Fortune Brands Home & Security, Inc.	5,591	556,919
Johnson Controls International PLC	9,868	677,241
Lennox International, Inc.	1,538	539,530
Masco Corp.	8,466	498,732
Owens Corning	7,364	720,936
Trane Technologies PLC	4,038	743,557
Trex Co., Inc. (a)	3,755	383,798
		7,690,149
CAPITAL MARKETS — 4.3%
Affiliated Managers Group, Inc.	4,149	639,817
Ameriprise Financial, Inc.	2,545	633,400
Ares Management Corp. Class A	800	50,872
Bank of New York Mellon Corp.	4,939	253,025
BlackRock, Inc.	171	149,620
Blackstone Group, Inc. Class A	3,000	291,420
Carlyle Group, Inc.	1,699	78,970
Cboe Global Markets, Inc.	3,125	372,031
Charles Schwab Corp.	1,553	113,074
CME Group, Inc.	439	93,367
Evercore, Inc. Class A	6,201	872,915
FactSet Research Systems, Inc.	512	171,832
Franklin Resources, Inc.	12,203	390,374
Goldman Sachs Group, Inc.	268	101,714
Interactive Brokers Group, Inc. Class A	3,439	226,046
Intercontinental Exchange, Inc.	927	110,035
Invesco, Ltd.	22,291	595,838
Janus Henderson Group PLC	11,400	442,434
Jefferies Financial Group, Inc.	20,441	699,082
KKR & Co., Inc.	2,354	139,451
Lazard, Ltd. Class A	15,025	679,881
LPL Financial Holdings, Inc.	8,972	1,211,041
MarketAxess Holdings, Inc.	114	52,849
Moody's Corp.	582	210,899
Morgan Stanley	1,803	165,317
Morningstar, Inc.	1,102	283,335
MSCI, Inc.	692	368,891
Nasdaq, Inc.	1,933	339,821
Northern Trust Corp.	2,331	269,510
Raymond James Financial, Inc.	6,545	850,196
S&P Global, Inc.	426	174,852
SEI Investments Co.	2,853	176,800
State Street Corp. (c)	3,598	296,043
Stifel Financial Corp.	11,200	726,432
Security Description	Shares	Value
T Rowe Price Group, Inc.	4,335	$ 858,200
Tradeweb Markets, Inc. Class A	1,037	87,689
Virtu Financial, Inc. Class A	7,000	193,410
		13,370,483
CHEMICALS — 3.7%
Air Products & Chemicals, Inc.	749	215,472
Albemarle Corp.	2,673	450,293
Ashland Global Holdings, Inc.	232	20,300
Axalta Coating Systems, Ltd. (a)	4,126	125,802
Celanese Corp.	8,946	1,356,214
CF Industries Holdings, Inc.	14,413	741,549
Chemours Co.	18,662	649,438
Corteva, Inc.	25,166	1,116,112
Diversey Holdings, Ltd. (a)	1,000	17,910
Dow, Inc.	14,496	917,307
DuPont de Nemours, Inc.	2,791	216,051
Eastman Chemical Co.	6,478	756,306
Ecolab, Inc.	400	82,388
Element Solutions, Inc.	12,179	284,745
FMC Corp.	1,379	149,208
Huntsman Corp.	16,649	441,531
International Flavors & Fragrances, Inc.	507	75,746
LyondellBasell Industries NV Class A	3,384	348,112
Mosaic Co.	36,043	1,150,132
NewMarket Corp.	70	22,539
Olin Corp.	2,541	117,547
PPG Industries, Inc.	2,853	484,354
RPM International, Inc.	2,201	195,185
Scotts Miracle-Gro Co.	2,986	573,073
Sherwin-Williams Co.	1,236	336,748
Valvoline, Inc.	7,909	256,726
Westlake Chemical Corp.	2,427	218,648
WR Grace & Co.	1,515	104,717
		11,424,153
COMMERCIAL SERVICES & SUPPLIES — 0.8%
ADT, Inc.	2,726	29,414
Cintas Corp.	753	287,646
Clean Harbors, Inc. (a)	3,529	328,691
Copart, Inc. (a)	3,327	438,598
IAA, Inc. (a)	2,985	162,802
MSA Safety, Inc.	1,448	239,760
Republic Services, Inc.	2,711	298,237
Rollins, Inc.	3,749	128,216
Stericycle, Inc. (a)	2,419	173,079
Waste Management, Inc.	1,923	269,432
		2,355,875
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	1,143	414,120
Ciena Corp. (a)	2,144	121,972
Cisco Systems, Inc.	1,958	103,774
CommScope Holding Co., Inc. (a)	13,363	284,765
F5 Networks, Inc. (a)	3,071	573,233

See accompanying notes to financial statements.
29

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Juniper Networks, Inc.	6,811	$ 186,281
Lumentum Holdings, Inc. (a)	861	70,628
Motorola Solutions, Inc.	2,032	440,639
Ubiquiti, Inc.	224	69,931
Viasat, Inc. (a)	1,600	79,744
		2,345,087
CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	2,105	133,289
MasTec, Inc. (a)	8,270	877,447
Quanta Services, Inc.	19,981	1,809,679
Valmont Industries, Inc.	2,406	567,936
		3,388,351
CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	6,382	906,946
Martin Marietta Materials, Inc.	1,729	608,279
Vulcan Materials Co.	2,285	397,750
		1,912,975
CONSUMER FINANCE — 2.1%
Ally Financial, Inc.	16,090	801,926
American Express Co.	724	119,627
Capital One Financial Corp.	8,332	1,288,877
Credit Acceptance Corp. (a) (b)	193	87,643
Discover Financial Services	7,283	861,506
OneMain Holdings, Inc.	13,430	804,591
Santander Consumer USA Holdings, Inc.	5,087	184,760
SLM Corp.	31,777	665,410
Synchrony Financial	38,628	1,874,231
		6,688,571
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	40,464	463,717
AptarGroup, Inc.	1,837	258,723
Ardagh Group SA	1,432	35,113
Avery Dennison Corp.	2,952	620,628
Ball Corp.	2,083	168,765
Berry Global Group, Inc. (a)	11,469	748,008
Crown Holdings, Inc.	5,831	595,987
Graphic Packaging Holding Co.	14,490	262,849
International Paper Co.	21,094	1,293,273
Packaging Corp. of America	4,014	543,576
Sealed Air Corp.	11,840	701,520
Silgan Holdings, Inc.	3,095	128,442
Sonoco Products Co.	5,088	340,387
Westrock Co.	16,659	886,592
		7,047,580
DISTRIBUTORS — 1.0%
Genuine Parts Co.	8,136	1,028,960
LKQ Corp. (a)	26,063	1,282,821
Pool Corp.	1,512	693,494
		3,005,275
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.3%
Bright Horizons Family Solutions, Inc. (a)	268	$ 39,426
Chegg, Inc. (a)	477	39,643
frontdoor, Inc. (a)	1,726	85,989
Grand Canyon Education, Inc. (a)	938	84,392
H&R Block, Inc.	5,500	129,140
Service Corp. International	6,113	327,596
Terminix Global Holdings, Inc. (a)	2,732	130,344
		836,530
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Berkshire Hathaway, Inc. Class B (a)	461	128,121
Equitable Holdings, Inc.	4,000	121,800
Voya Financial, Inc. (b)	2,703	166,235
		416,156
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	2,012	57,905
Lumen Technologies, Inc.	45,763	621,919
Verizon Communications, Inc.	1,090	61,073
		740,897
ELECTRIC UTILITIES — 1.2%
Alliant Energy Corp.	3,023	168,562
American Electric Power Co., Inc.	2,452	207,415
Avangrid, Inc.	1,183	60,842
Duke Energy Corp.	2,533	250,058
Edison International	3,026	174,963
Entergy Corp.	2,876	286,737
Evergy, Inc.	3,228	195,068
Eversource Energy	1,606	128,865
Exelon Corp.	8,175	362,234
FirstEnergy Corp.	3,738	139,091
Hawaiian Electric Industries, Inc.	3,877	163,920
IDACORP, Inc.	1,543	150,443
NextEra Energy, Inc.	1,056	77,384
NRG Energy, Inc.	5,744	231,483
OGE Energy Corp.	2,958	99,537
Pinnacle West Capital Corp.	2,936	240,664
PPL Corp.	10,590	296,202
Southern Co.	4,194	253,779
Xcel Energy, Inc.	2,832	186,572
		3,673,819
ELECTRICAL EQUIPMENT — 1.8%
Acuity Brands, Inc.	4,953	926,360
AMETEK, Inc.	3,241	432,673
ChargePoint Holdings, Inc. (a)	5,000	173,700
Eaton Corp. PLC	3,204	474,769
Emerson Electric Co.	5,110	491,786
Generac Holdings, Inc. (a)	2,182	905,857
Hubbell, Inc.	2,131	398,156
nVent Electric PLC	8,105	253,200
Regal Beloit Corp.	2,935	391,852
Rockwell Automation, Inc.	687	196,496

See accompanying notes to financial statements.
30

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Sensata Technologies Holding PLC (a)	5,136	$ 297,734
Shoals Technologies Group, Inc. Class A (a)	3,900	138,450
Vertiv Holdings Co.	21,523	587,578
		5,668,611
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Amphenol Corp. Class A	7,525	514,785
Arrow Electronics, Inc. (a)	11,392	1,296,751
Avnet, Inc.	15,413	617,753
CDW Corp.	4,549	794,483
Cognex Corp.	3,385	284,509
Coherent, Inc. (a)	350	92,519
Corning, Inc.	12,886	527,038
IPG Photonics Corp. (a)	958	201,918
Jabil, Inc.	18,902	1,098,584
Keysight Technologies, Inc. (a)	1,964	303,261
Littelfuse, Inc.	870	221,667
National Instruments Corp.	3,446	145,697
SYNNEX Corp.	6,462	786,813
Trimble, Inc. (a)	5,975	488,934
Vontier Corp.	14,798	482,119
Zebra Technologies Corp. Class A (a)	1,487	787,352
		8,644,183
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	7,200	164,664
Halliburton Co.	6,776	156,661
Nov, Inc. (a)	11,280	172,810
Schlumberger NV	2,987	95,614
		589,749
ENTERTAINMENT — 0.5%
Activision Blizzard, Inc.	2,100	200,424
Electronic Arts, Inc.	1,254	180,363
Madison Square Garden Sports Corp. (a)	115	19,846
Playtika Holding Corp. (a)	1,900	45,296
Roku, Inc. (a)	1,410	647,542
Skillz, Inc. (a)	1,100	23,892
Take-Two Interactive Software, Inc. (a)	1,899	336,161
Walt Disney Co. (a)	143	25,135
World Wrestling Entertainment, Inc. Class A	1,900	109,991
Zynga, Inc. Class A (a)	2,656	28,233
		1,616,883
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.6%
Alexandria Real Estate Equities, Inc. REIT	564	102,614
American Campus Communities, Inc. REIT	1,452	67,837
American Homes 4 Rent Class A REIT	2,626	102,020
Security Description	Shares	Value
American Tower Corp. REIT	107	$ 28,905
Americold Realty Trust REIT (b)	745	28,198
Apartment Income REIT Corp.	2,693	127,729
AvalonBay Communities, Inc. REIT	1,315	274,427
Boston Properties, Inc. REIT	2,684	307,560
Brixmor Property Group, Inc. REIT	9,781	223,887
Camden Property Trust REIT	908	120,464
CoreSite Realty Corp. REIT	348	46,841
Cousins Properties, Inc. REIT	3,284	120,786
Crown Castle International Corp. REIT	298	58,140
CubeSmart REIT	6,418	297,282
CyrusOne, Inc. REIT	284	20,312
Digital Realty Trust, Inc. REIT	338	50,855
Douglas Emmett, Inc. REIT	1,213	40,781
Duke Realty Corp. REIT	3,489	165,204
Equinix, Inc. REIT	50	40,130
Equity LifeStyle Properties, Inc. REIT	1,547	114,958
Equity Residential REIT	3,375	259,875
Essex Property Trust, Inc. REIT	792	237,608
Extra Space Storage, Inc. REIT	3,119	510,955
Federal Realty Investment Trust REIT	963	112,835
First Industrial Realty Trust, Inc. REIT	3,379	176,485
Gaming and Leisure Properties, Inc. REIT	4,911	227,527
Healthcare Trust of America, Inc. Class A REIT	1,026	27,394
Healthpeak Properties, Inc. REIT	4,985	165,951
Highwoods Properties, Inc. REIT	4,406	199,019
Hudson Pacific Properties, Inc. REIT	800	22,256
Invitation Homes, Inc. REIT	2,554	95,239
Iron Mountain, Inc. REIT (b)	12,032	509,194
Kilroy Realty Corp. REIT	1,057	73,609
Kimco Realty Corp. REIT	46,261	964,542
Lamar Advertising Co. Class A REIT	2,363	246,744
Life Storage, Inc. REIT	2,275	244,221
Medical Properties Trust, Inc. REIT	4,910	98,691
Mid-America Apartment Communities, Inc. REIT	1,150	193,683
National Retail Properties, Inc. REIT	3,207	150,344
Omega Healthcare Investors, Inc. REIT	3,437	124,729
Prologis, Inc. REIT	899	107,457
Public Storage REIT	1,503	451,937
Rayonier, Inc. REIT	2,311	83,034
Realty Income Corp. REIT	1,201	80,155
Regency Centers Corp. REIT	1,497	95,913
Rexford Industrial Realty, Inc. REIT	1,282	73,010
SBA Communications Corp. REIT	72	22,946
Simon Property Group, Inc. REIT	4,804	626,826
SL Green Realty Corp. REIT (b)	4,589	367,120

See accompanying notes to financial statements.
31

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Spirit Realty Capital, Inc. REIT	1,190	$ 56,930
STORE Capital Corp. REIT	4,409	152,155
Sun Communities, Inc. REIT	387	66,332
UDR, Inc. REIT	1,521	74,499
Ventas, Inc. REIT	6,137	350,423
VEREIT, Inc.	3,300	151,569
VICI Properties, Inc. REIT (b)	16,976	526,595
Weingarten Realty Investors REIT	5,872	188,315
Welltower, Inc. REIT	1,334	110,855
Weyerhaeuser Co. REIT	19,054	655,839
WP Carey, Inc. REIT	1,791	133,644
		11,355,385
FOOD & STAPLES RETAILING — 0.6%
Albertsons Cos., Inc. Class A	17,800	349,948
Casey's General Stores, Inc.	1,500	291,960
Costco Wholesale Corp.	595	235,424
Grocery Outlet Holding Corp. (a)	1,600	55,456
Kroger Co.	13,672	523,774
Sysco Corp.	3,606	280,367
US Foods Holding Corp. (a)	2,953	113,277
Walmart, Inc.	213	30,037
Walgreens Boots Alliance, Inc.	2,444	128,579
		2,008,822
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	2,737	165,862
Campbell Soup Co.	2,239	102,076
Conagra Brands, Inc.	7,824	284,637
Darling Ingredients, Inc. (a)	12,800	864,000
Flowers Foods, Inc.	5,916	143,167
Freshpet, Inc. (a)	410	66,814
General Mills, Inc.	3,673	223,796
Hain Celestial Group, Inc. (a) (b)	2,148	86,178
Hershey Co.	2,551	444,333
Hormel Foods Corp.	2,120	101,230
Ingredion, Inc.	1,851	167,516
J.M. Smucker Co.	3,681	476,947
Kellogg Co.	2,069	133,099
Kraft Heinz Co.	4,048	165,077
Lamb Weston Holdings, Inc.	1,844	148,737
McCormick & Co., Inc.	1,175	103,776
Mondelez International, Inc. Class A	2,634	164,467
Pilgrim's Pride Corp. (a)	3,200	70,976
Post Holdings, Inc. (a)	1,366	148,170
Seaboard Corp.	10	38,687
Tyson Foods, Inc. Class A	7,542	556,298
		4,655,843
GAS UTILITIES — 0.2%
Atmos Energy Corp.	1,039	99,858
National Fuel Gas Co.	3,140	164,065
UGI Corp.	9,140	423,274
		687,197
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	623	72,224
Security Description	Shares	Value
ABIOMED, Inc. (a)	354	$ 110,487
Align Technology, Inc. (a)	1,202	734,422
Baxter International, Inc.	1,040	83,720
Becton Dickinson and Co.	232	56,420
Boston Scientific Corp. (a)	1,149	49,131
Cooper Cos., Inc.	298	118,088
Danaher Corp.	140	37,570
DENTSPLY SIRONA, Inc.	2,748	173,838
DexCom, Inc. (a)	43	18,361
Edwards Lifesciences Corp. (a)	2,313	239,557
Envista Holdings Corp. (a)	6,020	260,124
Globus Medical, Inc. Class A (a)	2,780	215,533
Hill-Rom Holdings, Inc.	923	104,844
Hologic, Inc. (a)	3,847	256,672
ICU Medical, Inc. (a)	514	105,781
IDEXX Laboratories, Inc. (a)	802	506,503
Insulet Corp. (a)	169	46,392
Integra LifeSciences Holdings Corp. (a)	1,495	102,019
Intuitive Surgical, Inc. (a)	193	177,491
Masimo Corp. (a)	290	70,311
Medtronic PLC	635	78,823
Novocure, Ltd. (a)	180	39,928
ResMed, Inc.	954	235,180
STERIS PLC	777	160,295
Stryker Corp.	360	93,503
Teleflex, Inc.	140	56,251
West Pharmaceutical Services, Inc.	1,249	448,516
Zimmer Biomet Holdings, Inc.	673	108,232
		4,760,216
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Acadia Healthcare Co., Inc. (a)	1,172	73,543
Amedisys, Inc. (a)	837	205,006
AmerisourceBergen Corp.	1,045	119,642
Anthem, Inc.	2,102	802,544
Cardinal Health, Inc.	4,225	241,205
Centene Corp. (a)	1,036	75,555
Chemed Corp.	378	179,361
Cigna Corp.	2,237	530,326
CVS Health Corp.	4,664	389,164
DaVita, Inc. (a)	4,308	518,812
Encompass Health Corp.	3,290	256,719
HCA Healthcare, Inc.	4,114	850,528
Henry Schein, Inc. (a)	6,876	510,130
Humana, Inc.	1,311	580,406
Laboratory Corp. of America Holdings (a)	4,134	1,140,364
McKesson Corp.	2,619	500,858
Molina Healthcare, Inc. (a)	3,238	819,408
Oak Street Health, Inc. (a)	300	17,571
Premier, Inc. Class A	3,345	116,373
Quest Diagnostics, Inc.	4,183	552,031
UnitedHealth Group, Inc.	169	67,674

See accompanying notes to financial statements.
32

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Universal Health Services, Inc. Class B	7,432	$ 1,088,268
		9,635,488
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	2,974	232,448
Veeva Systems, Inc. Class A (a)	412	128,111
		360,559
HOTELS, RESTAURANTS & LEISURE — 0.8%
Aramark	3,056	113,836
Booking Holdings, Inc. (a)	17	37,197
Boyd Gaming Corp. (a)	1,800	110,682
Chipotle Mexican Grill, Inc. (a)	187	289,914
Choice Hotels International, Inc.	332	39,461
Churchill Downs, Inc.	250	49,565
Darden Restaurants, Inc.	1,332	194,459
Domino's Pizza, Inc.	480	223,915
Hilton Worldwide Holdings, Inc. (a)	898	108,317
Marriott International, Inc. Class A (a)	709	96,793
Marriott Vacations Worldwide Corp. (a)	610	97,173
McDonald's Corp.	270	62,367
MGM Resorts International	363	15,482
Penn National Gaming, Inc. (a)	1,300	99,437
Starbucks Corp.	219	24,486
Travel + Leisure Co.	1,816	107,961
Vail Resorts, Inc. (a)	781	247,202
Wendy's Co.	2,021	47,332
Wyndham Hotels & Resorts, Inc.	1,010	73,013
Yum China Holdings, Inc.	1,627	107,789
Yum! Brands, Inc.	2,436	280,213
		2,426,594
HOUSEHOLD DURABLES — 3.4%
D.R. Horton, Inc.	10,673	964,519
Garmin, Ltd.	3,417	494,235
Leggett & Platt, Inc.	9,407	487,377
Lennar Corp. Class A	13,314	1,322,746
Lennar Corp. Class B	920	74,934
Mohawk Industries, Inc. (a)	6,556	1,259,998
Newell Brands, Inc.	22,336	613,570
NVR, Inc. (a)	111	552,036
PulteGroup, Inc.	25,542	1,393,827
Tempur Sealy International, Inc.	28,255	1,107,313
Toll Brothers, Inc.	13,854	800,900
TopBuild Corp. (a)	2,340	462,805
Whirlpool Corp.	4,960	1,081,379
		10,615,639
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	2,617	223,021
Clorox Co.	529	95,172
Colgate-Palmolive Co.	2,769	225,258
Kimberly-Clark Corp.	1,061	141,941
Procter & Gamble Co.	310	41,828
Security Description	Shares	Value
Spectrum Brands Holdings, Inc.	5,654	$ 480,816
		1,208,036
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	42,867	1,117,543
Brookfield Renewable Corp. Class A	1,800	75,492
Vistra Corp.	5,452	101,134
		1,294,169
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	1,160	230,411
Carlisle Cos., Inc.	2,671	511,176
General Electric Co.	31,338	421,809
Honeywell International, Inc.	709	155,519
Roper Technologies, Inc.	179	84,166
		1,403,081
INSURANCE — 5.6%
Aflac, Inc.	16,053	861,404
Alleghany Corp. (a)	337	224,803
Allstate Corp.	6,466	843,425
American Financial Group, Inc.	5,088	634,575
American International Group, Inc.	1,099	52,312
Aon PLC Class A	1,560	372,466
Arch Capital Group, Ltd. (a)	14,385	560,152
Arthur J Gallagher & Co.	3,643	510,311
Assurant, Inc.	2,341	365,617
Assured Guaranty, Ltd.	9,187	436,199
Athene Holding, Ltd. Class A (a)	6,716	453,330
Axis Capital Holdings, Ltd.	1,021	50,039
Brighthouse Financial, Inc. (a)	2,698	122,867
Brown & Brown, Inc.	4,682	248,801
Chubb, Ltd.	1,577	250,648
Cincinnati Financial Corp.	10,373	1,209,699
CNA Financial Corp.	1,018	46,309
Erie Indemnity Co. Class A	477	92,228
Everest Re Group, Ltd.	956	240,922
Fidelity National Financial, Inc.	19,822	861,464
First American Financial Corp.	7,973	497,117
Globe Life, Inc.	4,034	384,238
Hanover Insurance Group, Inc.	2,076	281,589
Hartford Financial Services Group, Inc.	14,710	911,579
Kemper Corp.	1,625	120,088
Lincoln National Corp.	6,719	422,222
Loews Corp.	2,511	137,226
Markel Corp. (a)	275	326,345
Marsh & McLennan Cos., Inc.	2,391	336,366
Mercury General Corp.	4,137	268,698
MetLife, Inc.	8,372	501,064
Old Republic International Corp.	25,060	624,245
Primerica, Inc.	1,589	243,339
Principal Financial Group, Inc.	7,680	485,299
Progressive Corp.	8,079	793,439
Prudential Financial, Inc.	4,995	511,838

See accompanying notes to financial statements.
33

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Reinsurance Group of America, Inc.	2,470	$ 281,580
RenaissanceRe Holdings, Ltd.	419	62,356
Travelers Cos., Inc.	3,406	509,912
Unum Group	16,944	481,210
White Mountains Insurance Group, Ltd.	308	353,593
Willis Towers Watson PLC	1,285	295,576
WR Berkley Corp.	3,386	252,020
		17,518,510
INTERACTIVE MEDIA & SERVICES — 0.7%
Alphabet, Inc. Class A (a)	53	129,415
Alphabet, Inc. Class C (a)	54	135,341
Facebook, Inc. Class A (a)	217	75,453
IAC/InterActiveCorp. (a)	275	42,397
Match Group, Inc. (a)	3,697	596,141
Pinterest, Inc. Class A (a)	11,929	941,795
Twitter, Inc. (a)	2,625	180,626
Vimeo, Inc. (a)	1,348	66,052
Zillow Group, Inc. Class C (a)	260	31,777
		2,198,997
INTERNET & DIRECT MARKETING RETAIL — 1.0%
Amazon.com, Inc. (a)	16	55,043
eBay, Inc.	11,282	792,109
Etsy, Inc. (a)	4,393	904,255
Qurate Retail, Inc. Class A	57,667	754,861
Wayfair, Inc. Class A (a) (b)	2,090	659,834
		3,166,102
IT SERVICES — 3.1%
Accenture PLC Class A	571	168,325
Akamai Technologies, Inc. (a)	2,787	324,964
Alliance Data Systems Corp.	4,671	486,671
Amdocs, Ltd.	9,797	757,896
Automatic Data Processing, Inc.	1,479	293,759
Broadridge Financial Solutions, Inc.	2,489	402,048
Cognizant Technology Solutions Corp. Class A	16,368	1,133,648
Concentrix Corp. (a)	1,912	307,450
DXC Technology Co. (a)	20,715	806,642
EPAM Systems, Inc. (a)	2,318	1,184,405
Euronet Worldwide, Inc. (a)	350	47,373
Fidelity National Information Services, Inc.	360	51,001
Fiserv, Inc. (a)	750	80,168
FleetCor Technologies, Inc. (a)	401	102,680
Gartner, Inc. (a)	4,427	1,072,219
Genpact, Ltd.	5,231	237,644
Global Payments, Inc.	410	76,891
Globant SA (a)	484	106,083
GoDaddy, Inc. Class A (a)	641	55,741
International Business Machines Corp.	2,108	309,012
Jack Henry & Associates, Inc.	412	67,366
Mastercard, Inc. Class A	56	20,445
Paychex, Inc.	4,350	466,755
Security Description	Shares	Value
PayPal Holdings, Inc. (a)	164	$ 47,803
Paysafe, Ltd. (a)	8,000	96,880
Shift4 Payments, Inc. Class A (a)	200	18,744
Snowflake, Inc. Class A (a)	90	21,762
Square, Inc. Class A (a)	836	203,817
StoneCo, Ltd. Class A (a)	629	42,181
Switch, Inc. Class A	2,082	43,951
VeriSign, Inc. (a)	995	226,552
Visa, Inc. Class A	77	18,004
Western Union Co.	8,094	185,919
WEX, Inc. (a)	320	62,048
		9,526,847
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	10,355	1,031,565
Hasbro, Inc.	1,016	96,032
Hayward Holdings, Inc. (a)	1,100	28,622
Mattel, Inc. (a)	22,184	445,899
Peloton Interactive, Inc. Class A (a)	1,238	153,537
Polaris, Inc.	4,900	671,104
YETI Holdings, Inc. (a)	9,000	826,380
		3,253,139
LIFE SCIENCES TOOLS & SERVICES — 1.8%
10X Genomics, Inc. Class A (a)	332	65,012
Agilent Technologies, Inc.	2,238	330,799
Avantor, Inc. (a)	13,595	482,758
Bio-Rad Laboratories, Inc. Class A (a)	1,000	644,290
Bio-Techne Corp.	800	360,208
Bruker Corp.	2,913	221,330
Charles River Laboratories International, Inc. (a)	1,179	436,136
Illumina, Inc. (a)	216	102,213
IQVIA Holdings, Inc. (a)	1,482	359,118
Maravai LifeSciences Holdings, Inc. Class A (a)	3,900	162,747
Mettler-Toledo International, Inc. (a)	416	576,301
PerkinElmer, Inc.	3,637	561,589
PPD, Inc. (a)	1,091	50,284
QIAGEN NV (a) (b)	2,520	121,918
Repligen Corp. (a)	465	92,823
Syneos Health, Inc. (a)	2,701	241,713
Thermo Fisher Scientific, Inc.	244	123,091
Waters Corp. (a)	1,646	568,874
		5,501,204
MACHINERY — 4.0%
AGCO Corp.	9,318	1,214,881
Allison Transmission Holdings, Inc.	3,014	119,776
Caterpillar, Inc.	723	157,347
Colfax Corp. (a)	3,400	155,754
Crane Co.	2,516	232,403
Cummins, Inc.	2,831	690,226
Deere & Co.	932	328,726
Donaldson Co., Inc.	4,427	281,247
Dover Corp.	3,187	479,962

See accompanying notes to financial statements.
34

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Flowserve Corp.	5,816	$ 234,501
Fortive Corp.	3,314	231,118
Gates Industrial Corp. PLC (a)	2,186	39,501
Graco, Inc.	6,394	484,026
IDEX Corp.	1,469	323,254
Illinois Tool Works, Inc.	1,028	229,820
ITT, Inc.	5,829	533,878
Lincoln Electric Holdings, Inc.	2,875	378,666
Middleby Corp. (a)	2,954	511,810
Nordson Corp.	376	82,536
Oshkosh Corp.	2,330	290,411
Otis Worldwide Corp.	6,894	563,722
PACCAR, Inc.	1,865	166,451
Parker-Hannifin Corp.	1,007	309,260
Pentair PLC	11,819	797,664
Snap-on, Inc.	4,669	1,043,195
Stanley Black & Decker, Inc.	2,864	587,091
Timken Co.	6,442	519,161
Toro Co.	5,923	650,819
Westinghouse Air Brake Technologies Corp.	2,669	219,659
Woodward, Inc.	2,040	250,675
Xylem, Inc.	3,854	462,326
		12,569,866
MARINE — 0.0% (d)
Kirby Corp. (a)	660	40,022
MEDIA — 2.3%
Altice USA, Inc. Class A (a)	14,074	480,486
Cable One, Inc.	28	53,559
Charter Communications, Inc. Class A (a)	180	129,861
Comcast Corp. Class A	1,617	92,201
Discovery, Inc. Class A (a)	6,180	189,602
Discovery, Inc. Class C (a)	13,052	378,247
DISH Network Corp. Class A (a)	7,320	305,976
Fox Corp. Class A	9,327	346,312
Fox Corp. Class B	4,217	148,438
Interpublic Group of Cos., Inc.	47,951	1,557,928
Liberty Broadband Corp. Class C (a)	208	36,121
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,053	49,049
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,196	101,872
New York Times Co. Class A	1,762	76,735
News Corp. Class A	12,724	327,898
News Corp. Class B	4,000	97,400
Nexstar Media Group, Inc. Class A	5,629	832,417
Omnicom Group, Inc.	10,707	856,453
Sirius XM Holdings, Inc. (b)	5,250	34,335
ViacomCBS, Inc. Class A	900	43,605
ViacomCBS, Inc. Class B	21,948	992,050
		7,130,545
METALS & MINING — 1.5%
Alcoa Corp. (a)	16,400	604,176
Security Description	Shares	Value
Freeport-McMoRan, Inc.	13,259	$ 492,041
Newmont Corp.	6,754	428,069
Nucor Corp.	12,080	1,158,834
Reliance Steel & Aluminum Co.	6,321	953,839
Royal Gold, Inc.	870	99,267
Southern Copper Corp.	1,162	74,740
Steel Dynamics, Inc.	11,465	683,314
United States Steel Corp.	2,100	50,400
		4,544,680
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	7,753	130,948
Annaly Capital Management, Inc. REIT	2,600	23,088
Starwood Property Trust, Inc. REIT	12,003	314,119
		468,155
MULTI-UTILITIES — 1.0%
Ameren Corp.	3,202	256,288
CenterPoint Energy, Inc.	9,398	230,439
CMS Energy Corp.	2,737	161,702
Consolidated Edison, Inc.	2,863	205,334
Dominion Energy, Inc.	987	72,614
DTE Energy Co.	4,397	569,851
MDU Resources Group, Inc.	17,756	556,473
NiSource, Inc.	5,745	140,753
Public Service Enterprise Group, Inc.	7,540	450,440
Sempra Energy	2,276	301,524
WEC Energy Group, Inc.	2,016	179,323
		3,124,741
MULTILINE RETAIL — 1.0%
Dollar General Corp.	2,007	434,295
Dollar Tree, Inc. (a)	7,456	741,872
Kohl's Corp.	13,047	719,020
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	394	33,147
Target Corp.	5,138	1,242,060
		3,170,394
OIL, GAS & CONSUMABLE FUELS — 2.0%
Antero Midstream Corp.	36,600	380,274
APA Corp.	8,378	181,216
Cabot Oil & Gas Corp.	4,960	86,602
Cheniere Energy, Inc. (a)	4,258	369,339
Chevron Corp.	271	28,385
Cimarex Energy Co.	2,997	217,133
ConocoPhillips	1,400	85,260
Continental Resources, Inc.	1,700	64,651
Devon Energy Corp.	4,849	141,542
Diamondback Energy, Inc.	2,077	195,010
EOG Resources, Inc.	7,958	664,015
EQT Corp. (a)	14,920	332,119
Exxon Mobil Corp.	356	22,456
Hess Corp.	457	39,905
HollyFrontier Corp.	453	14,904

See accompanying notes to financial statements.
35

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Kinder Morgan, Inc.	11,813	$ 215,351
Marathon Oil Corp.	16,324	222,333
Marathon Petroleum Corp.	1,065	64,347
New Fortress Energy, Inc.	400	15,152
Occidental Petroleum Corp.	5,800	181,366
ONEOK, Inc.	10,993	611,650
Phillips 66	305	26,175
Pioneer Natural Resources Co.	2,563	416,539
Targa Resources Corp.	17,897	795,522
Texas Pacific Land Corp.	338	540,712
Valero Energy Corp.	574	44,818
Williams Cos., Inc.	16,398	435,367
		6,392,143
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	15,800	952,582
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	685	217,885
Herbalife Nutrition, Ltd. (a)	5,849	308,418
		526,303
PHARMACEUTICALS — 0.7%
Bristol-Myers Squibb Co.	1,000	66,820
Catalent, Inc. (a)	1,189	128,555
Eli Lilly & Co.	335	76,889
Jazz Pharmaceuticals PLC (a)	2,855	507,162
Johnson & Johnson	123	20,263
Merck & Co., Inc.	625	48,606
Organon & Co. (a)	34,438	1,042,094
Perrigo Co. PLC	681	31,224
Pfizer, Inc.	2,219	86,896
Royalty Pharma PLC Class A	749	30,702
Zoetis, Inc.	770	143,497
		2,182,708
PROFESSIONAL SERVICES — 1.5%
Booz Allen Hamilton Holding Corp.	1,839	156,646
CACI International, Inc. Class A (a)	949	242,109
CoStar Group, Inc. (a)	1,124	93,090
Dun & Bradstreet Holdings, Inc. (a)	800	17,096
Equifax, Inc.	1,147	274,718
FTI Consulting, Inc. (a)	2,379	324,995
IHS Markit, Ltd.	2,050	230,953
Jacobs Engineering Group, Inc.	5,757	768,099
Leidos Holdings, Inc.	1,559	157,615
ManpowerGroup, Inc.	6,460	768,158
Nielsen Holdings PLC	22,085	544,837
Robert Half International, Inc.	8,725	776,263
Science Applications International Corp.	1,733	152,036
TransUnion	1,285	141,106
Verisk Analytics, Inc.	562	98,193
		4,745,914
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CBRE Group, Inc. Class A (a)	15,334	1,314,584
Howard Hughes Corp. (a)	403	39,276
Security Description	Shares	Value
Jones Lang LaSalle, Inc. (a)	4,962	$ 969,873
		2,323,733
ROAD & RAIL — 1.4%
AMERCO	947	558,162
CSX Corp.	8,139	261,099
JB Hunt Transport Services, Inc.	3,759	612,529
Kansas City Southern	2,070	586,576
Knight-Swift Transportation Holdings, Inc.	6,685	303,900
Landstar System, Inc.	2,585	408,482
Norfolk Southern Corp.	1,341	355,915
Old Dominion Freight Line, Inc.	1,898	481,712
Ryder System, Inc.	8,193	608,986
Schneider National, Inc. Class B	3,244	70,622
Union Pacific Corp.	579	127,339
		4,375,322
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Advanced Micro Devices, Inc. (a)	4,943	464,296
Allegro MicroSystems, Inc. (a)	3,199	88,612
Analog Devices, Inc.	1,722	296,459
Applied Materials, Inc.	6,007	855,397
Broadcom, Inc.	364	173,570
Brooks Automation, Inc.	5,900	562,152
Cirrus Logic, Inc. (a)	4,358	370,953
Cree, Inc. (a)	273	26,735
Enphase Energy, Inc. (a)	4,095	751,965
Entegris, Inc.	7,548	928,178
First Solar, Inc. (a)	2,888	261,393
Intel Corp.	1,958	109,922
KLA Corp.	3,380	1,095,830
Lam Research Corp.	1,019	663,063
Marvell Technology, Inc.	5,886	343,330
Maxim Integrated Products, Inc.	10,262	1,081,204
Microchip Technology, Inc.	2,107	315,502
Micron Technology, Inc. (a)	11,527	979,564
MKS Instruments, Inc.	3,312	589,370
Monolithic Power Systems, Inc.	1,542	575,860
NVIDIA Corp.	60	48,006
NXP Semiconductors NV	2,990	615,103
ON Semiconductor Corp. (a)	19,497	746,345
Qorvo, Inc. (a)	8,006	1,566,374
QUALCOMM, Inc.	1,792	256,131
Skyworks Solutions, Inc.	4,007	768,342
Teradyne, Inc.	8,479	1,135,847
Texas Instruments, Inc.	1,886	362,678
Universal Display Corp.	1,438	319,711
Xilinx, Inc.	2,736	395,735
		16,747,627
SOFTWARE — 3.8%
Adobe, Inc. (a)	130	76,133
ANSYS, Inc. (a)	574	199,212
Aspen Technology, Inc. (a)	3,156	434,076
Atlassian Corp. PLC Class A (a)	534	137,163

See accompanying notes to financial statements.
36

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Autodesk, Inc. (a)	880	$ 256,872
Avalara, Inc. (a)	205	33,169
Bentley Systems, Inc. Class B	4,900	317,422
Black Knight, Inc. (a)	288	22,458
Cadence Design Systems, Inc. (a)	4,014	549,195
CDK Global, Inc.	3,716	184,648
Ceridian HCM Holding, Inc. (a)	235	22,541
Citrix Systems, Inc.	978	114,690
Cloudflare, Inc. Class A (a)	450	47,628
Crowdstrike Holdings, Inc. Class A (a)	2,670	670,998
Datto Holding Corp. (a)	1,000	27,840
DocuSign, Inc. (a)	687	192,065
Dolby Laboratories, Inc. Class A	4,699	461,865
DoubleVerify Holdings, Inc. (a)	500	21,170
Dropbox, Inc. Class A (a)	5,685	172,312
Duck Creek Technologies, Inc. (a)	2,313	100,639
Dynatrace, Inc. (a)	1,900	110,998
Elastic NV (a)	251	36,586
Fair Isaac Corp. (a)	263	132,205
FireEye, Inc. (a)	3,200	64,704
Five9, Inc. (a)	214	39,245
Fortinet, Inc. (a)	3,143	748,631
Guidewire Software, Inc. (a)	237	26,715
HubSpot, Inc. (a)	480	279,706
Intuit, Inc.	739	362,236
Jamf Holding Corp. (a)	2,000	67,140
Manhattan Associates, Inc. (a)	2,611	378,177
McAfee Corp. Class A	1,839	51,529
Microsoft Corp.	509	137,888
NortonLifeLock, Inc.	10,970	298,603
Nuance Communications, Inc. (a)	12,061	656,601
Oracle Corp.	1,797	139,878
Palo Alto Networks, Inc. (a)	1,231	456,763
Paycom Software, Inc. (a)	333	121,036
Paylocity Holding Corp. (a)	416	79,373
Proofpoint, Inc. (a)	1,219	211,813
PTC, Inc. (a)	1,578	222,908
RingCentral, Inc. Class A (a)	80	23,246
salesforce.com, Inc. (a)	305	74,502
ServiceNow, Inc. (a)	281	154,424
Slack Technologies, Inc. Class A (a)	1,213	53,736
Smartsheet, Inc. Class A (a)	900	65,088
SS&C Technologies Holdings, Inc.	3,649	262,947
Synopsys, Inc. (a)	1,731	477,392
Teradata Corp. (a)	15,000	749,550
Trade Desk, Inc. Class A (a)	4,052	313,463
Tyler Technologies, Inc. (a)	666	301,278
Unity Software, Inc. (a) (b)	370	40,637
VMware, Inc. Class A (a)	1,547	247,474
Workday, Inc. Class A (a)	758	180,965
Zendesk, Inc. (a)	343	49,509
Zoom Video Communications, Inc. Class A (a)	558	215,963
		11,875,005
Security Description	Shares	Value
SPECIALTY RETAIL — 4.6%
Advance Auto Parts, Inc.	4,008	$ 822,201
AutoNation, Inc. (a)	7,856	744,827
AutoZone, Inc. (a)	319	476,018
Best Buy Co., Inc.	11,485	1,320,545
Burlington Stores, Inc. (a)	160	51,519
CarMax, Inc. (a)	1,987	256,621
Dick's Sporting Goods, Inc.	9,827	984,567
Five Below, Inc. (a)	2,690	519,896
Floor & Decor Holdings, Inc. Class A (a)	6,621	699,840
Foot Locker, Inc.	13,922	858,013
GameStop Corp. Class A (a)	670	143,474
Gap, Inc.	4,606	154,992
Home Depot, Inc.	164	52,298
L Brands, Inc.	18,584	1,339,163
Leslie's, Inc. (a)	800	21,992
Lithia Motors, Inc.	530	182,129
Lowe's Cos., Inc.	2,498	484,537
O'Reilly Automotive, Inc. (a)	1,131	640,384
Penske Automotive Group, Inc.	3,717	280,596
Petco Health & Wellness Co., Inc. (a)	2,300	51,543
RH (a)	793	538,447
Ross Stores, Inc.	2,252	279,248
TJX Cos., Inc.	2,758	185,944
Tractor Supply Co.	5,343	994,119
Ulta Beauty, Inc. (a)	1,432	495,143
Williams-Sonoma, Inc.	11,620	1,855,133
		14,433,189
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	2,095	286,931
Dell Technologies, Inc. Class C (a)	23,056	2,297,992
Hewlett Packard Enterprise Co.	57,735	841,776
HP, Inc.	117,417	3,544,819
NCR Corp. (a) (b)	15,499	706,909
NetApp, Inc.	26,079	2,133,784
Western Digital Corp. (a)	6,818	485,237
Xerox Holdings Corp.	8,409	197,528
		10,494,976
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Capri Holdings, Ltd. (a)	8,695	497,267
Carter's, Inc.	1,746	180,135
Columbia Sportswear Co.	1,428	140,458
Deckers Outdoor Corp. (a)	2,810	1,079,237
Hanesbrands, Inc.	23,653	441,601
Lululemon Athletica, Inc. (a)	320	116,790
NIKE, Inc. Class B	268	41,403
PVH Corp. (a)	1,684	181,182
Ralph Lauren Corp.	1,133	133,479
Skechers U.S.A., Inc. Class A (a)	4,348	216,661
Tapestry, Inc. (a)	3,983	173,181
Under Armour, Inc. Class A (a)	3,195	67,574
Under Armour, Inc. Class C (a)	3,328	61,801

See accompanying notes to financial statements.
37

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
VF Corp.	889	$ 72,934
		3,403,703
THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp.	52,407	712,735
New York Community Bancorp, Inc.	6,108	67,310
Rocket Cos., Inc. Class A	1,468	28,406
		808,451
TOBACCO — 0.2%
Altria Group, Inc.	7,246	345,490
Philip Morris International, Inc.	2,620	259,668
		605,158
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Air Lease Corp.	6,186	258,204
Fastenal Co.	7,732	402,064
MSC Industrial Direct Co., Inc. Class A	3,794	340,435
SiteOne Landscape Supply, Inc. (a)	1,990	336,827
United Rentals, Inc. (a)	3,191	1,017,961
Univar Solutions, Inc. (a)	7,044	171,733
W.W. Grainger, Inc.	1,448	634,224
Watsco, Inc.	2,820	808,325
		3,969,773
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,326	204,376
Essential Utilities, Inc.	1,015	46,386
		250,762
TOTAL COMMON STOCKS (Cost $257,278,186)		311,741,134
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	331,497	$ 331,596
State Street Navigator Securities Lending Portfolio II (c) (g)	1,147,495	1,147,495
TOTAL SHORT-TERM INVESTMENTS (Cost $1,479,091)		1,479,091
TOTAL INVESTMENTS — 100.3% (Cost $258,757,277)		313,220,225
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(985,505)
NET ASSETS — 100.0%		$ 312,234,720
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	2	09/17/2021	$423,278	$428,860	$5,582
During the period ended June 30, 2021, average notional value related to futures contracts was $486,178.
See accompanying notes to financial statements.
38

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 311,741,134	$—	$—	$ 311,741,134
Short-Term Investments	1,479,091	—	—	1,479,091
TOTAL INVESTMENTS	$313,220,225	$—	$—	$313,220,225
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	5,582	—	—	5,582
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 5,582	$—	$—	$ 5,582
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$313,225,807	$—	$—	$313,225,807
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	5,997	$ 381,109	$ 178,075	$ 309,560	$(32,064)	$78,483	3,598	$ 296,043	$ 5,906
State Street Institutional Liquid Reserves Fund, Premier Class	616,325	616,572	9,180,946	9,465,855	(67)	—	331,497	331,596	—
State Street Navigator Securities Lending Portfolio II	1,282,619	1,282,619	17,334,664	17,469,788	—	—	1,147,495	1,147,495	11,928
Total		$2,280,300	$26,693,685	$27,245,203	$(32,131)	$78,483		$1,775,134	$17,834
See accompanying notes to financial statements.
39

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.1%
BWX Technologies, Inc.	11,136	$ 647,224
Curtiss-Wright Corp.	3,541	420,529
General Dynamics Corp.	10,786	2,030,572
Huntington Ingalls Industries, Inc.	10,583	2,230,367
L3Harris Technologies, Inc.	10,119	2,187,222
Mercury Systems, Inc. (a)	3,306	219,122
Northrop Grumman Corp.	6,749	2,452,789
Teledyne Technologies, Inc. (a)	1,603	671,385
Textron, Inc.	7,360	506,147
		11,365,357
AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	23,047	2,158,812
Expeditors International of Washington, Inc.	26,318	3,331,859
		5,490,671
AUTO COMPONENTS — 0.3%
Gentex Corp.	52,709	1,744,141
AUTOMOBILES — 0.0% (b)
Harley-Davidson, Inc.	5,662	259,433
BANKS — 0.8%
Bank of Hawaii Corp.	2,470	208,023
Commerce Bancshares, Inc.	7,348	547,867
Cullen/Frost Bankers, Inc.	2,304	258,048
First Citizens BancShares, Inc. Class A	224	186,534
First Hawaiian, Inc.	6,996	198,267
First Horizon Corp.	17,189	297,026
FNB Corp.	11,291	139,218
M&T Bank Corp.	4,708	684,120
People's United Financial, Inc.	23,558	403,784
Pinnacle Financial Partners, Inc.	2,362	208,541
Popular, Inc.	2,805	210,515
Prosperity Bancshares, Inc.	7,414	532,325
Zions Bancorp NA	7,826	413,682
		4,287,950
BEVERAGES — 0.8%
Boston Beer Co., Inc. Class A (a)	368	375,654
Brown-Forman Corp. Class A	1,603	113,012
Brown-Forman Corp. Class B	6,212	465,527
Constellation Brands, Inc. Class A	6,212	1,452,925
Molson Coors Beverage Co. Class B (a)	11,908	639,341
Monster Beverage Corp. (a)	12,824	1,171,472
		4,217,931
BIOTECHNOLOGY — 0.2%
United Therapeutics Corp. (a)	7,514	1,348,087
BUILDING PRODUCTS — 2.0%
A.O. Smith Corp.	28,883	2,081,309
Advanced Drainage Systems, Inc.	2,304	268,577
Allegion PLC	8,824	1,229,183
Security Description	Shares	Value
Fortune Brands Home & Security, Inc.	7,508	$ 747,872
Lennox International, Inc.	5,016	1,759,613
Masco Corp.	51,032	3,006,295
Owens Corning	4,761	466,102
Trane Technologies PLC	7,599	1,399,280
		10,958,231
CAPITAL MARKETS — 4.4%
Affiliated Managers Group, Inc.	3,807	587,077
Cboe Global Markets, Inc.	27,034	3,218,398
Evercore, Inc. Class A	6,671	939,077
FactSet Research Systems, Inc.	6,104	2,048,563
Franklin Resources, Inc.	24,419	781,164
Interactive Brokers Group, Inc. Class A	7,216	474,308
Invesco, Ltd.	18,576	496,537
Janus Henderson Group PLC	13,125	509,381
Jefferies Financial Group, Inc.	21,224	725,861
Lazard, Ltd. Class A	27,588	1,248,357
LPL Financial Holdings, Inc.	3,877	523,317
MarketAxess Holdings, Inc.	2,219	1,028,706
Morningstar, Inc.	3,291	846,149
MSCI, Inc.	2,688	1,432,919
Nasdaq, Inc.	10,084	1,772,767
Northern Trust Corp.	7,013	810,843
Raymond James Financial, Inc.	10,479	1,361,222
SEI Investments Co.	25,799	1,598,764
Stifel Financial Corp.	6,613	428,919
T Rowe Price Group, Inc.	13,850	2,741,885
Virtu Financial, Inc. Class A	10,219	282,351
		23,856,565
CHEMICALS — 1.4%
Axalta Coating Systems, Ltd. (a)	10,147	309,382
Celanese Corp.	10,156	1,539,650
Eastman Chemical Co.	7,926	925,360
FMC Corp.	6,913	747,987
Huntsman Corp.	17,734	470,306
NewMarket Corp.	1,823	586,969
RPM International, Inc.	14,574	1,292,422
Scotts Miracle-Gro Co.	5,538	1,062,853
Valvoline, Inc.	6,106	198,201
Westlake Chemical Corp.	1,324	119,279
WR Grace & Co.	2,477	171,210
		7,423,619
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Copart, Inc. (a)	9,520	1,255,022
MSA Safety, Inc.	3,602	596,419
Republic Services, Inc.	12,301	1,353,233
Rollins, Inc.	23,329	797,852
Stericycle, Inc. (a)	5,310	379,930
		4,382,456
COMMUNICATIONS EQUIPMENT — 1.3%
Ciena Corp. (a)	16,330	929,014
F5 Networks, Inc. (a)	14,042	2,621,080

See accompanying notes to financial statements.
40

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Juniper Networks, Inc.	51,743	$ 1,415,171
Motorola Solutions, Inc.	8,145	1,766,243
Viasat, Inc. (a)	2,304	114,831
		6,846,339
CONSTRUCTION & ENGINEERING — 0.5%
Quanta Services, Inc.	22,451	2,033,387
Valmont Industries, Inc.	3,460	816,733
		2,850,120
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	6,346	901,830
Martin Marietta Materials, Inc.	2,425	853,139
		1,754,969
CONSUMER FINANCE — 0.1%
Credit Acceptance Corp. (a) (c)	1,020	463,192
SLM Corp.	15,552	325,659
		788,851
CONTAINERS & PACKAGING — 3.3%
Amcor PLC	141,871	1,625,842
AptarGroup, Inc.	10,067	1,417,836
Ardagh Group SA	1,110	27,217
Avery Dennison Corp.	6,112	1,284,987
Ball Corp.	14,671	1,188,644
Berry Global Group, Inc. (a)	26,452	1,725,199
Crown Holdings, Inc.	12,717	1,299,805
Graphic Packaging Holding Co.	74,491	1,351,267
International Paper Co.	34,405	2,109,370
Packaging Corp. of America	12,785	1,731,345
Sealed Air Corp.	13,784	816,702
Silgan Holdings, Inc.	17,136	711,144
Sonoco Products Co.	27,174	1,817,941
Westrock Co.	12,652	673,339
		17,780,638
DISTRIBUTORS — 1.1%
Genuine Parts Co.	25,546	3,230,803
LKQ Corp. (a)	16,928	833,196
Pool Corp.	4,418	2,026,360
		6,090,359
DIVERSIFIED CONSUMER SERVICES — 0.6%
frontdoor, Inc. (a)	3,407	169,737
Grand Canyon Education, Inc. (a)	9,536	857,954
H&R Block, Inc.	6,710	157,551
Service Corp. International	33,926	1,818,094
Terminix Global Holdings, Inc. (a)	5,183	247,281
		3,250,617
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Voya Financial, Inc.	8,015	492,923
ELECTRIC UTILITIES — 4.0%
Alliant Energy Corp.	19,314	1,076,949
American Electric Power Co., Inc.	22,343	1,889,994
Avangrid, Inc. (c)	5,903	303,591
Edison International	21,641	1,251,283
Security Description	Shares	Value
Entergy Corp.	19,902	$ 1,984,229
Evergy, Inc.	31,422	1,898,831
Eversource Energy	18,562	1,489,415
Exelon Corp.	45,954	2,036,222
FirstEnergy Corp.	36,814	1,369,849
Hawaiian Electric Industries, Inc.	17,884	756,135
IDACORP, Inc.	9,990	974,025
NRG Energy, Inc.	19,062	768,199
OGE Energy Corp.	23,484	790,237
Pinnacle West Capital Corp.	17,207	1,410,458
PPL Corp.	75,467	2,110,812
Xcel Energy, Inc.	24,745	1,630,200
		21,740,429
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	2,357	440,830
AMETEK, Inc.	11,981	1,599,464
Hubbell, Inc.	6,912	1,291,438
Regal Beloit Corp.	5,449	727,496
Sensata Technologies Holding PLC (a)	7,151	414,543
Shoals Technologies Group, Inc. Class A (a)	5,010	177,855
		4,651,626
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Amphenol Corp. Class A	46,719	3,196,047
Arrow Electronics, Inc. (a)	19,896	2,264,762
Avnet, Inc.	26,843	1,075,867
CDW Corp.	18,738	3,272,592
Cognex Corp.	6,512	547,334
Jabil, Inc.	21,739	1,263,471
Keysight Technologies, Inc. (a)	9,830	1,517,850
Littelfuse, Inc.	1,304	332,246
National Instruments Corp.	22,799	963,942
SYNNEX Corp.	7,812	951,189
Vontier Corp.	19,637	639,773
		16,025,073
ENTERTAINMENT — 0.5%
Electronic Arts, Inc.	10,610	1,526,036
Madison Square Garden Sports Corp. (a)	662	114,242
Playtika Holding Corp. (a)	2,505	59,719
Take-Two Interactive Software, Inc. (a)	6,113	1,082,123
World Wrestling Entertainment, Inc. Class A	2,905	168,171
		2,950,291
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.3%
Alexandria Real Estate Equities, Inc. REIT	7,815	1,421,861
American Homes 4 Rent Class A REIT	13,927	541,064
Americold Realty Trust REIT	9,218	348,901
AvalonBay Communities, Inc. REIT	7,362	1,536,376

See accompanying notes to financial statements.
41

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Boston Properties, Inc. REIT	11,238	$ 1,287,762
Camden Property Trust REIT	4,933	654,461
CoreSite Realty Corp. REIT	5,124	689,690
Cousins Properties, Inc. REIT	14,069	517,458
CubeSmart REIT	19,117	885,499
Douglas Emmett, Inc. REIT	8,484	285,232
Duke Realty Corp. REIT	22,359	1,058,699
Equity LifeStyle Properties, Inc. REIT	15,812	1,174,990
Equity Residential REIT	21,319	1,641,563
Essex Property Trust, Inc. REIT	4,715	1,414,547
Extra Space Storage, Inc. REIT	10,275	1,683,250
First Industrial Realty Trust, Inc. REIT	18,045	942,490
Healthcare Trust of America, Inc. Class A REIT	12,223	326,354
Healthpeak Properties, Inc. REIT	20,740	690,435
Highwoods Properties, Inc. REIT	23,321	1,053,410
Iron Mountain, Inc. REIT (c)	23,900	1,011,448
Kilroy Realty Corp. REIT	8,554	595,701
Kimco Realty Corp. REIT	21,081	439,539
Lamar Advertising Co. Class A REIT	4,956	517,506
Life Storage, Inc. REIT	7,155	768,089
Medical Properties Trust, Inc. REIT	32,657	656,406
Mid-America Apartment Communities, Inc. REIT	5,415	911,994
National Retail Properties, Inc. REIT	8,021	376,024
Public Storage REIT	6,529	1,963,205
Rayonier, Inc. REIT	7,518	270,122
Rexford Industrial Realty, Inc. REIT	6,461	367,954
SL Green Realty Corp. REIT (c)	4,968	397,440
UDR, Inc. REIT	9,718	475,988
Weyerhaeuser Co. REIT	28,354	975,945
WP Carey, Inc. REIT	14,910	1,112,584
		28,993,987
FOOD & STAPLES RETAILING — 1.0%
Albertsons Cos., Inc. Class A	23,144	455,011
Casey's General Stores, Inc.	6,401	1,245,891
Grocery Outlet Holding Corp. (a)	8,717	302,131
Kroger Co.	86,265	3,304,812
		5,307,845
FOOD PRODUCTS — 4.5%
Campbell Soup Co.	29,446	1,342,443
Conagra Brands, Inc.	59,313	2,157,807
Darling Ingredients, Inc. (a)	6,512	439,560
Flowers Foods, Inc.	50,723	1,227,497
General Mills, Inc.	50,860	3,098,900
Hain Celestial Group, Inc. (a)	6,212	249,225
Hershey Co.	14,076	2,451,758
Hormel Foods Corp.	33,228	1,586,637
Ingredion, Inc.	15,303	1,384,921
J.M. Smucker Co.	23,747	3,076,899
Kellogg Co.	36,656	2,358,080
Security Description	Shares	Value
Lamb Weston Holdings, Inc.	6,086	$ 490,897
McCormick & Co., Inc.	17,152	1,514,865
Pilgrim's Pride Corp. (a)	7,724	171,318
Post Holdings, Inc. (a)	8,864	961,478
Seaboard Corp.	68	263,074
Tyson Foods, Inc. Class A	21,540	1,588,790
		24,364,149
GAS UTILITIES — 0.6%
Atmos Energy Corp.	15,694	1,508,351
National Fuel Gas Co.	14,980	782,705
UGI Corp.	26,891	1,245,322
		3,536,378
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Baxter International, Inc.	18,736	1,508,248
Cooper Cos., Inc.	1,904	754,498
Globus Medical, Inc. Class A (a)	7,180	556,665
Hill-Rom Holdings, Inc.	8,463	961,312
Hologic, Inc. (a)	23,345	1,557,578
ICU Medical, Inc. (a)	3,186	655,679
Integra LifeSciences Holdings Corp. (a)	4,120	281,149
Masimo Corp. (a)	4,529	1,098,056
ResMed, Inc.	6,803	1,677,076
STERIS PLC	5,465	1,127,430
West Pharmaceutical Services, Inc.	4,193	1,505,706
		11,683,397
HEALTH CARE PROVIDERS & SERVICES — 4.5%
Amedisys, Inc. (a)	2,791	683,600
AmerisourceBergen Corp.	7,985	914,203
Cardinal Health, Inc.	32,036	1,828,935
Chemed Corp.	4,186	1,986,257
DaVita, Inc. (a)	9,161	1,103,259
Encompass Health Corp.	11,311	882,598
Henry Schein, Inc. (a)	36,780	2,728,708
Humana, Inc.	7,529	3,333,239
Laboratory Corp. of America Holdings (a)	8,126	2,241,557
McKesson Corp.	11,218	2,145,330
Molina Healthcare, Inc. (a)	2,405	608,609
Premier, Inc. Class A	32,937	1,145,878
Quest Diagnostics, Inc.	29,162	3,848,509
Universal Health Services, Inc. Class B	7,652	1,120,483
		24,571,165
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.	38,443	3,004,705
HOTELS, RESTAURANTS & LEISURE — 0.6%
Domino's Pizza, Inc.	3,732	1,740,941
Vail Resorts, Inc. (a)	1,217	385,205
Yum! Brands, Inc.	11,485	1,321,119
		3,447,265
HOUSEHOLD DURABLES — 1.0%
Garmin, Ltd.	14,048	2,031,903

See accompanying notes to financial statements.
42

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Leggett & Platt, Inc.	9,485	$ 491,418
NVR, Inc. (a)	221	1,099,099
PulteGroup, Inc.	14,734	804,034
Whirlpool Corp.	4,500	981,090
		5,407,544
HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	29,120	2,481,606
Clorox Co.	19,859	3,572,833
Colgate-Palmolive Co.	29,456	2,396,246
Kimberly-Clark Corp.	26,751	3,578,749
Reynolds Consumer Products, Inc. (c)	2,433	73,841
		12,103,275
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	28,854	752,224
Vistra Corp.	44,078	817,647
		1,569,871
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	7,646	1,463,291
INSURANCE — 8.8%
Aflac, Inc.	26,851	1,440,825
Alleghany Corp. (a)	1,327	885,202
Allstate Corp.	31,022	4,046,510
American Financial Group, Inc.	2,199	274,259
Aon PLC Class A	8,216	1,961,652
Arch Capital Group, Ltd. (a)	61,544	2,396,523
Arthur J Gallagher & Co.	14,175	1,985,634
Assurant, Inc.	6,542	1,021,730
Assured Guaranty, Ltd.	3,884	184,412
Axis Capital Holdings, Ltd.	5,497	269,408
Brown & Brown, Inc.	34,728	1,845,446
Cincinnati Financial Corp.	16,776	1,956,417
CNA Financial Corp.	3,165	143,976
Erie Indemnity Co. Class A	4,928	952,829
Everest Re Group, Ltd.	5,960	1,501,980
Fidelity National Financial, Inc.	38,022	1,652,436
First American Financial Corp.	21,368	1,332,295
Globe Life, Inc.	17,573	1,673,828
Hanover Insurance Group, Inc.	9,495	1,287,902
Hartford Financial Services Group, Inc.	18,789	1,164,354
Kemper Corp.	12,241	904,610
Markel Corp. (a)	1,467	1,740,904
Mercury General Corp.	7,194	467,250
Old Republic International Corp.	54,873	1,366,886
Primerica, Inc.	4,972	761,412
Principal Financial Group, Inc.	11,722	740,713
Progressive Corp.	56,983	5,596,300
Reinsurance Group of America, Inc.	4,591	523,374
RenaissanceRe Holdings, Ltd.	10,875	1,618,418
Travelers Cos., Inc.	15,122	2,263,915
Unum Group	6,694	190,110
Security Description	Shares	Value
White Mountains Insurance Group, Ltd.	805	$ 924,164
Willis Towers Watson PLC	6,103	1,403,812
WR Berkley Corp.	18,489	1,376,136
		47,855,622
INTERNET & DIRECT MARKETING RETAIL — 0.7%
eBay, Inc.	55,238	3,878,260
IT SERVICES — 5.7%
Akamai Technologies, Inc. (a)	24,046	2,803,764
Amdocs, Ltd.	34,999	2,707,523
Broadridge Financial Solutions, Inc.	15,928	2,572,850
Cognizant Technology Solutions Corp. Class A	92,933	6,436,540
Concentrix Corp. (a)	3,155	507,324
EPAM Systems, Inc. (a)	4,517	2,308,006
FleetCor Technologies, Inc. (a)	3,206	820,928
Gartner, Inc. (a)	7,047	1,706,783
Genpact, Ltd.	27,609	1,254,277
Jack Henry & Associates, Inc.	13,860	2,266,249
Paychex, Inc.	22,651	2,430,452
Paysafe, Ltd. (a)	10,620	128,608
VeriSign, Inc. (a)	16,086	3,662,621
Western Union Co.	74,266	1,705,890
		31,311,815
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	6,875	684,887
Hayward Holdings, Inc. (a)	1,403	36,506
Polaris, Inc.	4,253	582,491
		1,303,884
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Bio-Rad Laboratories, Inc. Class A (a)	4,326	2,787,199
Bio-Techne Corp.	1,837	827,128
Bruker Corp.	5,652	429,439
Maravai LifeSciences Holdings, Inc. Class A (a)	5,110	213,240
Mettler-Toledo International, Inc. (a)	1,228	1,701,197
PerkinElmer, Inc.	12,030	1,857,552
PRA Health Sciences, Inc. (a)	5	826
QIAGEN NV (a)	19,838	959,762
Waters Corp. (a)	4,432	1,531,744
		10,308,087
MACHINERY — 4.4%
AGCO Corp.	6,924	902,751
Allison Transmission Holdings, Inc.	17,098	679,475
Crane Co.	3,572	329,946
Cummins, Inc.	9,885	2,410,062
Donaldson Co., Inc.	19,581	1,243,981
Dover Corp.	8,094	1,218,956
Flowserve Corp.	4,787	193,012
Fortive Corp.	17,834	1,243,743
Graco, Inc.	22,536	1,705,975
IDEX Corp.	6,287	1,383,454
ITT, Inc.	7,816	715,867

See accompanying notes to financial statements.
43

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	7,935	$ 1,045,119
Nordson Corp.	3,814	837,211
Oshkosh Corp.	2,512	313,096
Otis Worldwide Corp.	23,861	1,951,114
PACCAR, Inc.	12,467	1,112,680
Pentair PLC	18,587	1,254,437
Snap-on, Inc.	9,024	2,016,232
Timken Co.	2,619	211,065
Toro Co.	17,387	1,910,484
Woodward, Inc.	2,181	268,001
Xylem, Inc.	8,569	1,027,937
		23,974,598
MEDIA — 1.6%
Altice USA, Inc. Class A (a)	13,726	468,606
Cable One, Inc.	389	744,083
Discovery, Inc. Class C (a)	10,981	318,229
DISH Network Corp. Class A (a)	13,210	552,178
Interpublic Group of Cos., Inc.	57,525	1,868,987
Liberty Media Corp.-Liberty SiriusXM Class A (a)	4,347	202,483
Liberty Media Corp.-Liberty SiriusXM Class C (a)	10,225	474,338
New York Times Co. Class A	16,880	735,124
News Corp. Class A	14,164	365,006
News Corp. Class B	4,304	104,803
Nexstar Media Group, Inc. Class A	2,004	296,352
Omnicom Group, Inc.	28,387	2,270,676
Sirius XM Holdings, Inc. (c)	65,146	426,055
		8,826,920
METALS & MINING — 0.6%
Nucor Corp.	10,786	1,034,701
Reliance Steel & Aluminum Co.	11,851	1,788,316
Royal Gold, Inc.	3,907	445,789
		3,268,806
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	18,936	319,829
Starwood Property Trust, Inc. REIT	17,767	464,962
		784,791
MULTI-UTILITIES — 2.8%
Ameren Corp.	21,242	1,700,210
CenterPoint Energy, Inc.	21,681	531,618
CMS Energy Corp.	24,528	1,449,114
Consolidated Edison, Inc.	23,755	1,703,708
DTE Energy Co.	16,403	2,125,829
MDU Resources Group, Inc.	34,063	1,067,534
NiSource, Inc.	44,970	1,101,765
Public Service Enterprise Group, Inc.	35,177	2,101,474
Sempra Energy	14,156	1,875,387
WEC Energy Group, Inc.	18,028	1,603,591
		15,260,230
Security Description	Shares	Value
MULTILINE RETAIL — 1.7%
Dollar General Corp.	24,046	$ 5,203,314
Dollar Tree, Inc. (a)	35,367	3,519,016
Ollie's Bargain Outlet Holdings, Inc. (a)	4,208	354,019
		9,076,349
OIL, GAS & CONSUMABLE FUELS — 0.2%
Cabot Oil & Gas Corp.	54,273	947,607
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	5,811	350,345
PERSONAL PRODUCTS — 0.2%
Herbalife Nutrition, Ltd. (a)	18,671	984,522
PHARMACEUTICALS — 0.6%
Jazz Pharmaceuticals PLC (a)	6,921	1,229,447
Organon & Co. (a)	44,986	1,361,276
Perrigo Co. PLC	9,418	431,815
		3,022,538
PROFESSIONAL SERVICES — 2.8%
Booz Allen Hamilton Holding Corp.	23,004	1,959,481
CACI International, Inc. Class A (a)	6,281	1,602,409
FTI Consulting, Inc. (a)	9,095	1,242,468
Jacobs Engineering Group, Inc.	15,578	2,078,417
Leidos Holdings, Inc.	20,180	2,040,198
ManpowerGroup, Inc.	10,056	1,195,759
Nielsen Holdings PLC	19,726	486,640
Robert Half International, Inc.	15,213	1,353,501
Science Applications International Corp.	10,405	912,831
TransUnion	6,813	748,135
Verisk Analytics, Inc.	8,617	1,505,562
		15,125,401
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	14,113	1,209,908
Jones Lang LaSalle, Inc. (a)	3,929	767,962
		1,977,870
ROAD & RAIL — 1.8%
AMERCO	2,111	1,244,223
JB Hunt Transport Services, Inc.	14,482	2,359,842
Kansas City Southern	3,270	926,620
Knight-Swift Transportation Holdings, Inc.	40,203	1,827,628
Landstar System, Inc.	9,235	1,459,315
Old Dominion Freight Line, Inc.	4,656	1,181,693
Ryder System, Inc.	4,596	341,621
Schneider National, Inc. Class B	14,043	305,716
		9,646,658
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Allegro MicroSystems, Inc. (a)	5,310	147,087
Cirrus Logic, Inc. (a)	14,241	1,212,194
Maxim Integrated Products, Inc.	29,803	3,140,044
MKS Instruments, Inc.	1,904	338,817

See accompanying notes to financial statements.
44

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Monolithic Power Systems, Inc.	4,283	$ 1,599,486
Qorvo, Inc. (a)	11,322	2,215,149
Skyworks Solutions, Inc.	11,479	2,201,098
Teradyne, Inc.	11,340	1,519,107
		12,372,982
SOFTWARE — 4.1%
Aspen Technology, Inc. (a)	11,539	1,587,074
Cadence Design Systems, Inc. (a)	20,286	2,775,530
CDK Global, Inc.	24,691	1,226,896
Citrix Systems, Inc.	33,541	3,933,353
Datto Holding Corp. (a)	1,703	47,412
Dolby Laboratories, Inc. Class A	17,390	1,709,263
Fair Isaac Corp. (a)	1,265	635,890
NortonLifeLock, Inc.	38,696	1,053,305
SS&C Technologies Holdings, Inc.	18,135	1,306,808
Synopsys, Inc. (a)	11,602	3,199,716
Tyler Technologies, Inc. (a)	6,470	2,926,834
VMware, Inc. Class A (a)	13,025	2,083,609
		22,485,690
SPECIALTY RETAIL — 2.7%
Advance Auto Parts, Inc.	11,325	2,323,210
AutoNation, Inc. (a)	3,023	286,611
AutoZone, Inc. (a)	1,687	2,517,375
Best Buy Co., Inc.	19,711	2,266,371
Foot Locker, Inc.	3,983	245,472
O'Reilly Automotive, Inc. (a)	6,212	3,517,297
Penske Automotive Group, Inc.	1,202	90,739
Petco Health & Wellness Co., Inc. (a)	3,006	67,364
Tractor Supply Co.	17,152	3,191,301
		14,505,740
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Hewlett Packard Enterprise Co.	119,797	1,746,640
HP, Inc.	165,389	4,993,094
NetApp, Inc.	30,985	2,535,193
		9,274,927
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter's, Inc.	8,069	832,479
Columbia Sportswear Co.	6,263	616,028
		1,448,507
THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp.	18,278	248,581
New York Community Bancorp, Inc.	37,891	417,559
Security Description	Shares	Value
TFS Financial Corp.	2,004	$ 40,681
		706,821
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Fastenal Co.	40,854	2,124,408
MSC Industrial Direct Co., Inc. Class A	12,118	1,087,348
SiteOne Landscape Supply, Inc. (a)	1,503	254,398
W.W. Grainger, Inc.	3,653	1,600,014
Watsco, Inc.	8,460	2,424,974
		7,491,142
WATER UTILITIES — 0.3%
American Water Works Co., Inc.	7,757	1,195,587
Essential Utilities, Inc.	8,343	381,275
		1,576,862
TOTAL COMMON STOCKS (Cost $439,318,656)		543,776,522
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	312,600	312,694
State Street Navigator Securities Lending Portfolio II (f) (g)	788,589	788,589
TOTAL SHORT-TERM INVESTMENTS (Cost $1,101,283)		1,101,283
TOTAL INVESTMENTS — 100.1% (Cost $440,419,939)		544,877,805
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(272,896)
NET ASSETS — 100.0%		$ 544,604,909
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	4	09/17/2021	$847,393	$857,720	$10,327
See accompanying notes to financial statements.
45

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

During the period ended June 30, 2021, average notional value related to futures contracts was $896,671.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$543,776,522	$—	$—	$543,776,522
Short-Term Investments	1,101,283	—	—	1,101,283
TOTAL INVESTMENTS	$544,877,805	$—	$—	$544,877,805
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	10,327	—	—	10,327
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 10,327	$—	$—	$ 10,327
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$544,888,132	$—	$—	$544,888,132
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	318,479	$ 318,607	$17,482,925	$17,488,677	$(161)	$—	312,600	$ 312,694	$ 719
State Street Navigator Securities Lending Portfolio II	874,965	874,965	15,909,386	15,995,762	—	—	788,589	788,589	9,408
Total		$1,193,572	$ 33,392,311	$33,484,439	$(161)	$—		$1,101,283	$10,127
See accompanying notes to financial statements.
46

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	326	$ 12,632
Aerojet Rocketdyne Holdings, Inc.	322	15,549
AeroVironment, Inc. (a)	8	801
Axon Enterprise, Inc. (a)	36	6,365
Boeing Co. (a)	1,865	446,780
Curtiss-Wright Corp.	169	20,071
General Dynamics Corp.	2,472	465,379
Hexcel Corp. (a)	481	30,014
Howmet Aerospace, Inc. (a)	1,623	55,945
Huntington Ingalls Industries, Inc.	431	90,833
Kaman Corp.	171	8,618
L3Harris Technologies, Inc.	746	161,248
Lockheed Martin Corp.	1,806	683,300
Mercury Systems, Inc. (a)	162	10,737
Moog, Inc. Class A	327	27,488
National Presto Industries, Inc.	8	813
Northrop Grumman Corp.	1,110	403,407
Park Aerospace Corp.	162	2,414
Raytheon Technologies Corp.	9,423	803,876
Teledyne Technologies, Inc. (a)	156	65,338
Textron, Inc.	1,660	114,158
TransDigm Group, Inc. (a)	34	22,008
Triumph Group, Inc. (a)	564	11,703
		3,459,477
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	699	47,609
C.H. Robinson Worldwide, Inc.	1,021	95,637
Echo Global Logistics, Inc. (a)	323	9,929
Expeditors International of Washington, Inc.	616	77,986
FedEx Corp.	1,792	534,607
Forward Air Corp.	163	14,629
Hub Group, Inc. Class A (a)	331	21,840
United Parcel Service, Inc. Class B	4,275	889,072
XPO Logistics, Inc. (a)	707	98,902
		1,790,211
AIRLINES — 0.6%
Alaska Air Group, Inc. (a)	908	54,762
Allegiant Travel Co. (a)	40	7,760
American Airlines Group, Inc. (a)	6,781	143,825
Delta Air Lines, Inc. (a)	8,058	348,589
Hawaiian Holdings, Inc. (a)	1,354	32,997
JetBlue Airways Corp. (a)	3,362	56,414
SkyWest, Inc. (a)	1,216	52,373
Southwest Airlines Co. (a)	2,588	137,397
United Airlines Holdings, Inc. (a)	7,798	407,757
		1,241,874
AUTO COMPONENTS — 0.4%
Adient PLC (a)	2,318	104,774
American Axle & Manufacturing Holdings, Inc. (a)	2,918	30,201
Security Description	Shares	Value
Aptiv PLC (a)	844	$ 132,786
BorgWarner, Inc.	2,027	98,391
Cooper-Standard Holdings, Inc. (a)	485	14,065
Dana, Inc.	1,807	42,934
Dorman Products, Inc. (a)	163	16,898
Fox Factory Holding Corp. (a)	107	16,656
Gentex Corp.	1,031	34,116
Gentherm, Inc. (a)	140	9,947
Goodyear Tire & Rubber Co. (a)	6,840	117,306
LCI Industries	167	21,947
Lear Corp.	703	123,222
Patrick Industries, Inc.	175	12,775
Standard Motor Products, Inc.	165	7,153
Visteon Corp. (a)	115	13,908
		797,079
AUTOMOBILES — 1.8%
Ford Motor Co. (a)	95,788	1,423,409
General Motors Co. (a)	31,316	1,852,968
Harley-Davidson, Inc.	1,624	74,412
Tesla, Inc. (a)	672	456,758
Thor Industries, Inc.	419	47,347
Winnebago Industries, Inc.	249	16,922
		3,871,816
BANKS — 7.9%
Ameris Bancorp	326	16,505
Associated Banc-Corp.	3,767	77,148
Banc of California, Inc.	464	8,139
BancFirst Corp.	253	15,795
BancorpSouth Bank	1,035	29,322
Bank of America Corp.	95,234	3,926,498
Bank of Hawaii Corp.	172	14,486
Bank OZK	1,022	43,087
BankUnited, Inc.	1,172	50,033
Banner Corp.	393	21,305
Berkshire Hills Bancorp, Inc.	627	17,186
Boston Private Financial Holdings, Inc.	863	12,729
Brookline Bancorp, Inc.	694	10,375
Cadence BanCorp	1,043	21,778
Cathay General Bancorp	776	30,543
Central Pacific Financial Corp.	329	8,574
CIT Group, Inc.	1,042	53,757
Citigroup, Inc.	26,105	1,846,929
Citizens Financial Group, Inc.	5,384	246,964
City Holding Co.	161	12,114
Columbia Banking System, Inc.	701	27,031
Comerica, Inc.	1,758	125,416
Commerce Bancshares, Inc.	546	40,710
Community Bank System, Inc.	322	24,359
Cullen/Frost Bankers, Inc.	464	51,968
Customers Bancorp, Inc. (a)	553	21,561
CVB Financial Corp.	1,063	21,887
Eagle Bancorp, Inc.	172	9,646
East West Bancorp, Inc.	854	61,223
Fifth Third Bancorp	6,003	229,495

See accompanying notes to financial statements.
47

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
First BanCorp	1,860	$ 22,171
First Commonwealth Financial Corp.	695	9,779
First Financial Bancorp	856	20,227
First Financial Bankshares, Inc.	336	16,508
First Hawaiian, Inc.	1,370	38,826
First Horizon Corp.	3,793	65,543
First Midwest Bancorp, Inc.	1,309	25,957
First Republic Bank	591	110,617
FNB Corp.	4,435	54,684
Fulton Financial Corp.	1,894	29,887
Glacier Bancorp, Inc.	487	26,824
Great Western Bancorp, Inc.	541	17,739
Hancock Whitney Corp.	909	40,396
Hanmi Financial Corp.	537	10,235
Heritage Financial Corp.	490	12,260
Hilltop Holdings, Inc.	837	30,467
Home BancShares, Inc.	1,355	33,441
Hope Bancorp, Inc.	2,023	28,686
Huntington Bancshares, Inc.	15,445	220,400
Independent Bank Corp.	158	11,929
Independent Bank Group, Inc.	278	20,566
International Bancshares Corp.	490	21,041
Investors Bancorp, Inc.	2,378	33,910
JPMorgan Chase & Co.	18,033	2,804,853
KeyCorp.	12,212	252,178
M&T Bank Corp.	1,363	198,058
NBT Bancorp, Inc.	334	12,014
OFG Bancorp	489	10,817
Old National Bancorp	1,354	23,844
Pacific Premier Bancorp, Inc.	581	24,570
PacWest Bancorp	1,472	60,587
Park National Corp.	128	15,030
People's United Financial, Inc.	4,270	73,188
Pinnacle Financial Partners, Inc.	449	39,642
PNC Financial Services Group, Inc.	3,560	679,106
Prosperity Bancshares, Inc.	707	50,763
Regions Financial Corp.	12,140	244,985
Renasant Corp.	464	18,560
S&T Bancorp, Inc.	172	5,384
Seacoast Banking Corp. of Florida	335	11,440
ServisFirst Bancshares, Inc.	172	11,693
Signature Bank	254	62,395
Simmons First National Corp. Class A	1,182	34,680
Southside Bancshares, Inc.	172	6,576
Sterling Bancorp	2,055	50,943
SVB Financial Group (a)	155	86,247
Synovus Financial Corp.	1,079	47,346
Texas Capital Bancshares, Inc. (a)	1,219	77,394
Tompkins Financial Corp.	128	9,928
Triumph Bancorp, Inc. (a)	110	8,167
Truist Financial Corp.	9,973	553,501
Trustmark Corp.	543	16,724
UMB Financial Corp.	345	32,106
Umpqua Holdings Corp.	2,343	43,228
Security Description	Shares	Value
United Bankshares, Inc.	976	$ 35,624
United Community Banks, Inc.	706	22,599
US Bancorp	14,521	827,261
Valley National Bancorp	4,293	57,655
Veritex Holdings, Inc.	324	11,473
Webster Financial Corp.	753	40,165
Wells Fargo & Co.	52,161	2,362,372
Westamerica BanCorp	158	9,169
Wintrust Financial Corp.	468	35,395
Zions Bancorp NA	1,749	92,452
		17,038,768
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	19	19,395
Brown-Forman Corp. Class B	1,224	91,727
Coca-Cola Co.	16,873	912,998
Coca-Cola Consolidated, Inc.	123	49,462
Constellation Brands, Inc. Class A	738	172,611
Molson Coors Beverage Co. Class B (a)	4,595	246,705
Monster Beverage Corp. (a)	1,224	111,812
National Beverage Corp.	294	13,886
PepsiCo, Inc.	5,741	850,644
		2,469,240
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	7,674	864,399
Alexion Pharmaceuticals, Inc. (a)	738	135,578
Amgen, Inc.	2,507	611,081
Arrowhead Pharmaceuticals, Inc. (a)	166	13,748
Biogen, Inc. (a)	1,272	440,455
Emergent BioSolutions, Inc. (a)	169	10,645
Exelixis, Inc. (a)	1,359	24,761
Gilead Sciences, Inc.	9,284	639,296
Incyte Corp. (a)	334	28,099
Ligand Pharmaceuticals, Inc. (a)	51	6,691
Myriad Genetics, Inc. (a)	486	14,862
Neurocrine Biosciences, Inc. (a)	186	18,102
Regeneron Pharmaceuticals, Inc. (a)	453	253,019
Spectrum Pharmaceuticals, Inc. (a)	160	600
United Therapeutics Corp. (a)	300	53,823
Vericel Corp. (a)	582	30,555
Vertex Pharmaceuticals, Inc. (a)	877	176,830
		3,322,544
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	701	50,514
AAON, Inc.	156	9,764
Allegion PLC	269	37,472
American Woodmark Corp. (a)	166	13,561
Apogee Enterprises, Inc.	323	13,156
Builders FirstSource, Inc. (a)	893	38,095
Carrier Global Corp.	2,504	121,694
Fortune Brands Home & Security, Inc.	580	57,774

See accompanying notes to financial statements.
48

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Gibraltar Industries, Inc. (a)	172	$ 13,125
Griffon Corp.	699	17,915
Johnson Controls International PLC	5,317	364,906
Lennox International, Inc.	130	45,604
Masco Corp.	1,188	69,985
Owens Corning	720	70,488
PGT Innovations, Inc. (a)	544	12,637
Quanex Building Products Corp.	328	8,148
Resideo Technologies, Inc. (a)	1,050	31,500
Simpson Manufacturing Co., Inc.	165	18,223
Trane Technologies PLC	874	160,938
Trex Co., Inc. (a)	156	15,945
UFP Industries, Inc.	500	37,170
		1,208,614
CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc.	309	47,651
Ameriprise Financial, Inc.	997	248,133
Bank of New York Mellon Corp.	10,165	520,753
BlackRock, Inc.	590	516,232
Blucora, Inc. (a)	325	5,626
Brightsphere Investment Group, Inc.	619	14,503
Cboe Global Markets, Inc.	623	74,168
Charles Schwab Corp.	6,494	472,828
CME Group, Inc.	1,577	335,396
Donnelley Financial Solutions, Inc. (a)	263	8,679
Evercore, Inc. Class A	306	43,076
FactSet Research Systems, Inc.	110	36,917
Federated Hermes, Inc.	865	29,332
Franklin Resources, Inc.	6,708	214,589
Goldman Sachs Group, Inc.	2,873	1,090,390
Greenhill & Co., Inc.	331	5,150
Interactive Brokers Group, Inc. Class A	1,959	128,765
Intercontinental Exchange, Inc.	1,735	205,945
Invesco, Ltd.	4,734	126,540
Janus Henderson Group PLC	2,167	84,101
Jefferies Financial Group, Inc.	4,971	170,008
MarketAxess Holdings, Inc.	14	6,490
Moody's Corp.	331	119,945
Morgan Stanley	15,822	1,450,719
MSCI, Inc.	88	46,911
Nasdaq, Inc.	700	123,060
Northern Trust Corp.	1,521	175,858
Piper Sandler Cos.	160	20,730
Raymond James Financial, Inc.	1,307	169,779
S&P Global, Inc.	321	131,755
SEI Investments Co.	716	44,371
State Street Corp. (b)	4,428	364,336
Stifel Financial Corp.	884	57,336
StoneX Group, Inc. (a)	486	29,486
T Rowe Price Group, Inc.	929	183,914
Virtus Investment Partners, Inc.	30	8,333
Security Description	Shares	Value
WisdomTree Investments, Inc. (c)	460	$ 2,852
		7,314,657
CHEMICALS — 2.0%
AdvanSix, Inc. (a)	701	20,932
Air Products & Chemicals, Inc.	829	238,487
Albemarle Corp.	407	68,563
American Vanguard Corp.	164	2,872
Ashland Global Holdings, Inc.	460	40,250
Avient Corp.	693	34,068
Balchem Corp.	8	1,050
Cabot Corp.	467	26,586
Celanese Corp.	765	115,974
CF Industries Holdings, Inc.	1,792	92,198
Chemours Co.	2,076	72,245
Corteva, Inc.	4,421	196,071
Dow, Inc.	5,533	350,128
DuPont de Nemours, Inc.	6,781	524,917
Eastman Chemical Co.	1,154	134,729
Ecolab, Inc.	697	143,561
Ferro Corp. (a)	859	18,529
FMC Corp.	463	50,097
FutureFuel Corp.	700	6,720
GCP Applied Technologies, Inc. (a)	538	12,514
Hawkins, Inc.	318	10,415
HB Fuller Co.	489	31,105
Ingevity Corp. (a)	323	26,279
Innospec, Inc.	160	14,498
International Flavors & Fragrances, Inc.	328	49,003
Koppers Holdings, Inc. (a)	331	10,708
Kraton Corp. (a)	872	28,157
Linde PLC	1,761	509,105
Livent Corp. (a) (c)	413	7,996
LyondellBasell Industries NV Class A	6,308	648,904
Minerals Technologies, Inc.	263	20,690
Mosaic Co.	3,665	116,950
NewMarket Corp.	98	31,554
Olin Corp.	1,195	55,281
PPG Industries, Inc.	999	169,600
Quaker Chemical Corp. (c)	21	4,981
Rayonier Advanced Materials, Inc. (a)	1,357	9,078
RPM International, Inc.	537	47,621
Scotts Miracle-Gro Co.	140	26,869
Sensient Technologies Corp.	328	28,392
Sherwin-Williams Co.	684	186,356
Stepan Co.	166	19,965
Tredegar Corp.	491	6,761
Trinseo SA	418	25,013
Valvoline, Inc.	707	22,949
		4,258,721
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	719	31,888
Brady Corp. Class A	325	18,213

See accompanying notes to financial statements.
49

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Brink's Co.	166	$ 12,755
Cintas Corp.	269	102,758
Clean Harbors, Inc. (a)	321	29,898
Copart, Inc. (a)	569	75,011
CoreCivic, Inc. REIT (a)	3,233	33,849
Deluxe Corp.	543	25,939
Harsco Corp. (a)	1,313	26,811
Healthcare Services Group, Inc.	563	17,774
Herman Miller, Inc.	537	25,314
HNI Corp.	543	23,876
IAA, Inc. (a)	390	21,271
Interface, Inc.	1,726	26,408
KAR Auction Services, Inc. (a)	3,194	56,055
Matthews International Corp. Class A	335	12,047
MSA Safety, Inc.	118	19,538
Pitney Bowes, Inc.	2,191	19,215
Republic Services, Inc.	1,771	194,828
Rollins, Inc.	701	23,974
Stericycle, Inc. (a)	487	34,845
Team, Inc. (a)	336	2,251
Tetra Tech, Inc.	168	20,503
UniFirst Corp.	133	31,207
US Ecology, Inc. (a)	322	12,081
Viad Corp. (a)	162	8,076
Waste Management, Inc.	1,620	226,978
		1,133,363
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	336	6,938
Applied Optoelectronics, Inc. (a)	862	7,301
Arista Networks, Inc. (a)	185	67,027
Ciena Corp. (a)	692	39,368
Cisco Systems, Inc.	25,121	1,331,413
Comtech Telecommunications Corp.	170	4,107
Digi International, Inc. (a)	172	3,459
Extreme Networks, Inc. (a)	1,054	11,763
F5 Networks, Inc. (a)	245	45,732
Harmonic, Inc. (a)	707	6,024
Juniper Networks, Inc.	2,767	75,677
Lumentum Holdings, Inc. (a)	299	24,527
Motorola Solutions, Inc.	456	98,884
NETGEAR, Inc. (a)	172	6,591
NetScout Systems, Inc. (a)	484	13,813
Plantronics, Inc. (a)	244	10,182
Viasat, Inc. (a)	543	27,063
Viavi Solutions, Inc. (a)	871	15,382
		1,795,251
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	1,225	77,567
Arcosa, Inc.	325	19,090
Comfort Systems USA, Inc.	169	13,316
Dycom Industries, Inc. (a)	246	18,334
EMCOR Group, Inc.	460	56,667
Fluor Corp. (a)	3,074	54,410
Security Description	Shares	Value
Granite Construction, Inc.	694	$ 28,822
MasTec, Inc. (a)	596	63,236
Matrix Service Co. (a)	491	5,156
MYR Group, Inc. (a)	169	15,365
Quanta Services, Inc.	840	76,079
Valmont Industries, Inc.	105	24,785
		452,827
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	162	23,022
Martin Marietta Materials, Inc.	196	68,955
US Concrete, Inc. (a)	498	36,752
Vulcan Materials Co.	445	77,461
		206,190
CONSUMER FINANCE — 1.7%
American Express Co.	4,432	732,299
Capital One Financial Corp.	11,074	1,713,037
Discover Financial Services	2,603	307,909
Encore Capital Group, Inc. (a)	758	35,922
Enova International, Inc. (a)	870	29,763
EZCORP, Inc. Class A (a)	1,730	10,432
FirstCash, Inc.	331	25,302
Green Dot Corp. Class A (a)	489	22,910
LendingTree, Inc. (a)	4	847
Navient Corp.	4,518	87,333
PRA Group, Inc. (a)	487	18,735
Prog Holdings, Inc.	576	27,723
SLM Corp.	2,522	52,811
Synchrony Financial	13,326	646,577
World Acceptance Corp. (a)	98	15,703
		3,727,303
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	11,569	132,581
AptarGroup, Inc.	167	23,520
Avery Dennison Corp.	330	69,379
Ball Corp.	1,125	91,147
Greif, Inc. Class A	700	42,385
International Paper Co.	4,969	304,649
Myers Industries, Inc.	325	6,825
O-I Glass, Inc. (a)	3,847	62,822
Packaging Corp. of America	697	94,388
Sealed Air Corp.	1,036	61,383
Silgan Holdings, Inc.	1,031	42,787
Sonoco Products Co.	847	56,664
Westrock Co.	6,459	343,748
		1,332,278
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	1,195	53,787
Genuine Parts Co.	1,057	133,679
LKQ Corp. (a)	2,352	115,765
Pool Corp.	39	17,888
		321,119
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	336	11,975

See accompanying notes to financial statements.
50

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
American Public Education, Inc. (a)	159	$ 4,506
Graham Holdings Co. Class B	113	71,631
Grand Canyon Education, Inc. (a)	169	15,205
H&R Block, Inc.	2,324	54,567
Perdoceo Education Corp. (a)	538	6,601
Regis Corp. (a) (c)	328	3,070
Service Corp. International	857	45,927
Strategic Education, Inc.	171	13,006
WW International, Inc. (a) (c)	536	19,371
		245,859
DIVERSIFIED FINANCIAL SERVICES — 2.6%
Berkshire Hathaway, Inc. Class B (a)	20,146	5,598,976
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
AT&T, Inc.	174,828	5,031,550
ATN International, Inc.	161	7,324
Cincinnati Bell, Inc. (a)	491	7,571
Cogent Communications Holdings, Inc.	178	13,686
Consolidated Communications Holdings, Inc. (a)	2,056	18,072
Iridium Communications, Inc. (a)	538	21,515
Lumen Technologies, Inc.	24,203	328,919
Verizon Communications, Inc.	52,228	2,926,335
		8,354,972
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	562	39,329
Alliant Energy Corp.	1,482	82,636
American Electric Power Co., Inc.	4,208	355,955
Duke Energy Corp.	5,699	562,605
Edison International	3,208	185,487
Entergy Corp.	2,115	210,865
Evergy, Inc.	1,912	115,542
Eversource Energy	2,340	187,762
Exelon Corp.	12,322	545,988
FirstEnergy Corp.	4,572	170,124
Hawaiian Electric Industries, Inc.	909	38,433
IDACORP, Inc.	321	31,297
NextEra Energy, Inc.	7,167	525,198
NRG Energy, Inc.	2,908	117,192
OGE Energy Corp.	2,048	68,915
Pinnacle West Capital Corp.	1,190	97,544
PNM Resources, Inc.	484	23,605
PPL Corp.	9,698	271,253
Southern Co.	8,923	539,931
Xcel Energy, Inc.	3,664	241,384
		4,411,045
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	195	36,471
AMETEK, Inc.	632	84,372
AZZ, Inc.	167	8,647
Eaton Corp. PLC	2,363	350,149
Emerson Electric Co.	2,619	252,053
Encore Wire Corp.	160	12,126
Security Description	Shares	Value
EnerSys	327	$ 31,958
Generac Holdings, Inc. (a)	107	44,421
Hubbell, Inc.	253	47,270
nVent Electric PLC	1,154	36,051
Powell Industries, Inc.	169	5,231
Regal Beloit Corp.	282	37,650
Rockwell Automation, Inc.	327	93,529
Sunrun, Inc. (a) (c)	329	18,352
Vicor Corp. (a)	6	634
		1,058,914
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	169	19,048
Amphenol Corp. Class A	1,730	118,349
Arrow Electronics, Inc. (a)	1,809	205,918
Avnet, Inc.	2,455	98,396
Badger Meter, Inc.	8	785
Bel Fuse, Inc. Class B	169	2,434
Belden, Inc.	326	16,486
Benchmark Electronics, Inc.	888	25,272
CDW Corp.	587	102,520
Cognex Corp.	171	14,373
Coherent, Inc. (a)	101	26,698
Corning, Inc.	3,209	131,248
CTS Corp.	322	11,966
Daktronics, Inc. (a)	704	4,639
ePlus, Inc. (a)	153	13,264
Fabrinet (a)	163	15,627
FARO Technologies, Inc. (a)	8	622
II-VI, Inc. (a) (c)	486	35,279
Insight Enterprises, Inc. (a)	442	44,204
IPG Photonics Corp. (a)	164	34,566
Itron, Inc. (a)	166	16,597
Jabil, Inc.	3,336	193,888
Keysight Technologies, Inc. (a)	484	74,734
Knowles Corp. (a)	865	17,075
Littelfuse, Inc.	101	25,734
Methode Electronics, Inc.	331	16,289
National Instruments Corp.	689	29,131
OSI Systems, Inc. (a)	161	16,364
PC Connection, Inc.	325	15,038
Plexus Corp. (a)	170	15,540
Rogers Corp. (a)	48	9,638
Sanmina Corp. (a)	1,598	62,258
ScanSource, Inc. (a)	699	19,663
SYNNEX Corp.	1,016	123,708
TE Connectivity, Ltd.	1,362	184,156
Trimble, Inc. (a)	736	60,227
TTM Technologies, Inc. (a)	2,594	37,094
Vishay Intertechnology, Inc.	1,189	26,812
Vontier Corp.	689	22,448
Zebra Technologies Corp. Class A (a)	147	77,835
		1,965,923

See accompanying notes to financial statements.
51

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	1,618	$ 14,416
Baker Hughes Co.	7,753	177,311
Bristow Group, Inc. (a)	690	17,671
ChampionX Corp. (a)	696	17,852
Core Laboratories NV	140	5,453
Dril-Quip, Inc. (a)	327	11,063
Halliburton Co.	7,492	173,215
Helix Energy Solutions Group, Inc. (a)	4,115	23,497
Helmerich & Payne, Inc.	2,643	86,241
Nabors Industries, Ltd. (a)	163	18,621
Newpark Resources, Inc. (a)	10	35
Nov, Inc. (a)	9,523	145,892
Oceaneering International, Inc. (a)	1,273	19,821
Oil States International, Inc. (a)	867	6,806
Patterson-UTI Energy, Inc.	5,294	52,622
ProPetro Holding Corp. (a)	2,383	21,828
Schlumberger NV	11,778	377,014
US Silica Holdings, Inc. (a)	921	10,647
		1,180,005
ENTERTAINMENT — 0.7%
Activision Blizzard, Inc.	1,650	157,476
Cinemark Holdings, Inc. (a)	1,154	25,330
Electronic Arts, Inc.	855	122,975
Live Nation Entertainment, Inc. (a)	471	41,255
Marcus Corp. (a) (c)	172	3,648
Netflix, Inc. (a)	604	319,039
Take-Two Interactive Software, Inc. (a)	319	56,469
Walt Disney Co. (a)	4,978	874,983
World Wrestling Entertainment, Inc. Class A (c)	181	10,478
		1,611,653
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
Acadia Realty Trust REIT	491	10,782
Agree Realty Corp. REIT	160	11,278
Alexander & Baldwin, Inc. REIT	604	11,065
Alexandria Real Estate Equities, Inc. REIT	546	99,339
American Assets Trust, Inc. REIT	170	6,339
American Campus Communities, Inc. REIT	1,021	47,701
American Tower Corp. REIT	976	263,657
Apartment Income REIT Corp.	1,017	48,236
Armada Hoffler Properties, Inc. REIT	488	6,486
AvalonBay Communities, Inc. REIT	845	176,343
Boston Properties, Inc. REIT	984	112,757
Brandywine Realty Trust REIT	2,167	29,710
Brixmor Property Group, Inc. REIT	2,501	57,248
Camden Property Trust REIT	429	56,915
CareTrust REIT, Inc.	484	11,243
Centerspace REIT	158	12,466
Chatham Lodging Trust REIT (a)	700	9,009
Security Description	Shares	Value
CoreSite Realty Corp. REIT	125	$ 16,825
Corporate Office Properties Trust REIT	856	23,960
Cousins Properties, Inc. REIT	1,078	39,649
Crown Castle International Corp. REIT	1,457	284,261
CyrusOne, Inc. REIT	440	31,469
DiamondRock Hospitality Co. REIT (a)	1,572	15,248
Digital Realty Trust, Inc. REIT	1,027	154,522
Diversified Healthcare Trust REIT	6,322	26,426
Douglas Emmett, Inc. REIT	1,207	40,579
Duke Realty Corp. REIT	1,516	71,783
Easterly Government Properties, Inc. REIT	487	10,266
EastGroup Properties, Inc. REIT	125	20,556
EPR Properties REIT (a)	707	37,245
Equinix, Inc. REIT	179	143,665
Equity Residential REIT	2,339	180,103
Essential Properties Realty Trust, Inc. REIT	536	14,493
Essex Property Trust, Inc. REIT	292	87,603
Extra Space Storage, Inc. REIT	405	66,347
Federal Realty Investment Trust REIT	313	36,674
First Industrial Realty Trust, Inc. REIT	539	28,152
Four Corners Property Trust, Inc. REIT	332	9,167
Franklin Street Properties Corp. REIT	1,514	7,964
GEO Group, Inc. REIT (c)	3,567	25,397
Getty Realty Corp. REIT	166	5,171
Global Net Lease, Inc. REIT	1,362	25,197
Healthcare Realty Trust, Inc. REIT	701	21,170
Healthpeak Properties, Inc. REIT	3,771	125,537
Hersha Hospitality Trust REIT (a)	1,020	10,975
Highwoods Properties, Inc. REIT	698	31,529
Host Hotels & Resorts, Inc. REIT (a)	5,969	102,010
Hudson Pacific Properties, Inc. REIT	1,287	35,804
Independence Realty Trust, Inc. REIT	1,019	18,576
Industrial Logistics Properties Trust REIT	695	18,167
Innovative Industrial Properties, Inc. REIT (c)	49	9,360
Iron Mountain, Inc. REIT	2,451	103,726
iStar, Inc. REIT (c)	858	17,786
JBG SMITH Properties REIT	836	26,342
Kilroy Realty Corp. REIT	769	53,553
Kimco Realty Corp. REIT	3,654	76,186
Kite Realty Group Trust REIT	718	15,803
Lamar Advertising Co. Class A REIT	395	41,246
Lexington Realty Trust REIT	1,893	22,621

See accompanying notes to financial statements.
52

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Life Storage, Inc. REIT	305	$ 32,742
LTC Properties, Inc. REIT	330	12,669
Macerich Co. REIT	4,104	74,898
Mack-Cali Realty Corp. REIT (a)	857	14,698
Medical Properties Trust, Inc. REIT	3,954	79,475
Mid-America Apartment Communities, Inc. REIT	538	90,610
National Retail Properties, Inc. REIT	1,188	55,694
National Storage Affiliates Trust REIT	333	16,837
NexPoint Residential Trust, Inc. REIT	172	9,457
Office Properties Income Trust REIT	1,181	34,615
Omega Healthcare Investors, Inc. REIT	1,941	70,439
Park Hotels & Resorts, Inc. REIT (a)	2,969	61,191
Pebblebrook Hotel Trust REIT	988	23,267
Physicians Realty Trust REIT	1,575	29,090
PotlatchDeltic Corp. REIT	488	25,937
Prologis, Inc. REIT	2,249	268,823
PS Business Parks, Inc. REIT	162	23,989
Public Storage REIT	665	199,959
Rayonier, Inc. REIT	704	25,295
Realty Income Corp. REIT	2,216	147,896
Regency Centers Corp. REIT	1,193	76,436
Retail Opportunity Investments Corp. REIT	1,192	21,051
Retail Properties of America, Inc. Class A REIT	1,596	18,274
Rexford Industrial Realty, Inc. REIT	341	19,420
RPT Realty REIT	699	9,073
Sabra Health Care REIT, Inc.	2,372	43,170
Saul Centers, Inc. REIT	163	7,408
SBA Communications Corp. REIT	110	35,057
Service Properties Trust REIT	4,060	51,156
Simon Property Group, Inc. REIT	1,014	132,307
SITE Centers Corp. REIT	1,424	21,446
SL Green Realty Corp. REIT (c)	846	67,680
Spirit Realty Capital, Inc. REIT	986	47,170
STORE Capital Corp. REIT	1,771	61,117
Summit Hotel Properties, Inc. REIT (a)	1,138	10,618
Tanger Factory Outlet Centers, Inc. REIT (c)	1,071	20,188
UDR, Inc. REIT	1,139	55,788
Uniti Group, Inc. REIT	1,722	18,236
Universal Health Realty Income Trust REIT	8	492
Urban Edge Properties REIT	863	16,483
Urstadt Biddle Properties, Inc. Class A REIT	486	9,419
Ventas, Inc. REIT	3,180	181,578
Vornado Realty Trust REIT	3,837	179,073
Security Description	Shares	Value
Washington Real Estate Investment Trust	892	$ 20,516
Weingarten Realty Investors REIT	1,289	41,338
Welltower, Inc. REIT	2,756	229,024
Weyerhaeuser Co. REIT	4,437	152,722
Whitestone REIT	1,195	9,859
Xenia Hotels & Resorts, Inc. REIT (a)	853	15,977
		5,973,344
FOOD & STAPLES RETAILING — 3.6%
Andersons, Inc.	701	21,401
BJ's Wholesale Club Holdings, Inc. (a)	1,163	55,335
Casey's General Stores, Inc.	242	47,103
Chefs' Warehouse, Inc. (a)	326	10,377
Costco Wholesale Corp.	1,920	759,686
Grocery Outlet Holding Corp. (a) (c)	396	13,725
Kroger Co.	18,655	714,673
PriceSmart, Inc.	172	15,654
SpartanNash Co.	884	17,070
Sprouts Farmers Market, Inc. (a)	1,182	29,373
Sysco Corp.	3,789	294,595
United Natural Foods, Inc. (a)	1,565	57,874
Walmart, Inc.	33,686	4,750,400
Walgreens Boots Alliance, Inc.	17,589	925,357
		7,712,623
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	7,046	426,988
B&G Foods, Inc. (c)	701	22,993
Calavo Growers, Inc.	6	380
Cal-Maine Foods, Inc.	335	12,130
Campbell Soup Co.	2,542	115,890
Conagra Brands, Inc.	3,631	132,096
Darling Ingredients, Inc. (a)	592	39,960
Flowers Foods, Inc.	1,349	32,646
Fresh Del Monte Produce, Inc.	866	28,474
General Mills, Inc.	4,532	276,135
Hain Celestial Group, Inc. (a)	538	21,585
Hershey Co.	875	152,407
Hormel Foods Corp.	2,969	141,770
Ingredion, Inc.	857	77,558
J&J Snack Foods Corp.	106	18,487
J.M. Smucker Co.	1,167	151,208
John B Sanfilippo & Son, Inc.	156	13,817
Kellogg Co.	2,685	172,726
Kraft Heinz Co.	15,879	647,546
Lamb Weston Holdings, Inc.	477	38,475
Lancaster Colony Corp.	125	24,189
McCormick & Co., Inc.	755	66,682
Mondelez International, Inc. Class A	8,393	524,059
Pilgrim's Pride Corp. (a)	1,482	32,871
Post Holdings, Inc. (a)	487	52,825
Sanderson Farms, Inc.	158	29,699
Seneca Foods Corp. Class A (a)	165	8,428

See accompanying notes to financial statements.
53

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Simply Good Foods Co. (a)	381	$ 13,910
Tootsie Roll Industries, Inc. (c)	322	10,919
TreeHouse Foods, Inc. (a)	692	30,808
Tyson Foods, Inc. Class A	7,215	532,178
		3,849,839
GAS UTILITIES — 0.2%
Atmos Energy Corp.	929	89,286
National Fuel Gas Co.	707	36,941
New Jersey Resources Corp.	832	32,922
Northwest Natural Holding Co.	170	8,929
ONE Gas, Inc.	325	24,089
South Jersey Industries, Inc.	1,285	33,320
Southwest Gas Holdings, Inc.	726	48,054
Spire, Inc.	560	40,471
UGI Corp.	2,377	110,079
		424,091
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	4,415	511,831
ABIOMED, Inc. (a)	46	14,357
Align Technology, Inc. (a)	166	101,426
Avanos Medical, Inc. (a)	319	11,602
Baxter International, Inc.	1,569	126,304
Becton Dickinson and Co.	888	215,953
Boston Scientific Corp. (a)	4,403	188,272
CONMED Corp.	44	6,047
Cooper Cos., Inc.	160	63,403
CryoLife, Inc. (a)	8	227
Danaher Corp.	1,591	426,961
DENTSPLY SIRONA, Inc.	736	46,559
DexCom, Inc. (a)	102	43,554
Edwards Lifesciences Corp. (a)	1,336	138,370
Globus Medical, Inc. Class A (a)	320	24,810
Haemonetics Corp. (a)	163	10,862
Hill-Rom Holdings, Inc.	168	19,083
Hologic, Inc. (a)	858	57,246
ICU Medical, Inc. (a)	101	20,786
IDEXX Laboratories, Inc. (a)	126	79,575
Integer Holdings Corp. (a)	171	16,108
Integra LifeSciences Holdings Corp. (a)	170	11,601
Intuitive Surgical, Inc. (a)	163	149,901
Invacare Corp. (a)	871	7,029
LivaNova PLC (a)	162	13,626
Masimo Corp. (a)	120	29,094
Medtronic PLC	5,605	695,749
Meridian Bioscience, Inc. (a)	133	2,950
Merit Medical Systems, Inc. (a)	164	10,604
Natus Medical, Inc. (a)	172	4,469
Neogen Corp. (a)	316	14,549
NuVasive, Inc. (a)	171	11,590
Penumbra, Inc. (a)	8	2,192
Quidel Corp. (a) (c)	156	19,987
ResMed, Inc.	161	39,690
STERIS PLC	314	64,778
Stryker Corp.	892	231,679
Security Description	Shares	Value
Surmodics, Inc. (a)	5	$ 271
Teleflex, Inc.	62	24,911
Varex Imaging Corp. (a)	169	4,533
West Pharmaceutical Services, Inc.	59	21,187
Zimmer Biomet Holdings, Inc.	710	114,182
		3,597,908
HEALTH CARE PROVIDERS & SERVICES — 5.3%
Acadia Healthcare Co., Inc. (a)	601	37,713
Addus HomeCare Corp. (a)	3	262
Amedisys, Inc. (a)	107	26,208
AmerisourceBergen Corp.	3,629	415,484
AMN Healthcare Services, Inc. (a)	280	27,154
Anthem, Inc.	2,062	787,272
Cardinal Health, Inc.	7,196	410,820
Centene Corp. (a)	7,339	535,233
Chemed Corp.	31	14,709
Cigna Corp.	4,335	1,027,698
Community Health Systems, Inc. (a)	2,972	45,888
CorVel Corp. (a)	8	1,074
Covetrus, Inc. (a)	694	18,738
Cross Country Healthcare, Inc. (a)	391	6,455
CVS Health Corp.	32,298	2,694,945
DaVita, Inc. (a)	1,767	212,800
Encompass Health Corp.	590	46,038
Ensign Group, Inc.	166	14,387
HCA Healthcare, Inc.	2,226	460,203
HealthEquity, Inc. (a)	164	13,199
Henry Schein, Inc. (a)	1,193	88,509
Humana, Inc.	932	412,615
Laboratory Corp. of America Holdings (a)	667	183,992
LHC Group, Inc. (a)	154	30,840
Magellan Health, Inc. (a)	573	53,977
McKesson Corp.	3,917	749,087
MEDNAX, Inc. (a)	1,065	32,110
ModivCare, Inc. (a)	102	17,347
Molina Healthcare, Inc. (a)	475	120,203
Owens & Minor, Inc.	914	38,690
Patterson Cos., Inc.	1,077	32,730
Pennant Group, Inc. (a)	156	6,380
Quest Diagnostics, Inc.	999	131,838
RadNet, Inc. (a)	342	11,522
Select Medical Holdings Corp.	1,349	57,009
Tenet Healthcare Corp. (a)	2,614	175,112
Tivity Health, Inc. (a)	467	12,287
UnitedHealth Group, Inc.	5,612	2,247,269
Universal Health Services, Inc. Class B	995	145,698
		11,343,495
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	1,356	25,100
Cerner Corp.	922	72,063

See accompanying notes to financial statements.
54

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Computer Programs & Systems, Inc.	8	$ 266
NextGen Healthcare, Inc. (a)	322	5,342
Omnicell, Inc. (a)	158	23,929
		126,700
HOTELS, RESTAURANTS & LEISURE — 1.5%
BJ's Restaurants, Inc. (a)	111	5,455
Bloomin' Brands, Inc. (a)	694	18,835
Booking Holdings, Inc. (a)	113	247,254
Boyd Gaming Corp. (a)	323	19,861
Brinker International, Inc. (a)	277	17,132
Caesars Entertainment, Inc. (a)	289	29,984
Carnival Corp. (a)	19,547	515,259
Cheesecake Factory, Inc. (a)	173	9,373
Chipotle Mexican Grill, Inc. (a)	37	57,363
Choice Hotels International, Inc.	163	19,374
Churchill Downs, Inc.	33	6,543
Chuy's Holdings, Inc. (a)	51	1,900
Cracker Barrel Old Country Store, Inc.	191	28,356
Darden Restaurants, Inc.	465	67,885
Dave & Buster's Entertainment, Inc. (a)	166	6,740
Dine Brands Global, Inc. (a)	146	13,031
Domino's Pizza, Inc.	97	45,250
El Pollo Loco Holdings, Inc. (a)	542	9,913
Expedia Group, Inc. (a)	296	48,458
Fiesta Restaurant Group, Inc. (a)	866	11,630
Hilton Worldwide Holdings, Inc. (a)	400	48,248
Jack in the Box, Inc.	50	5,572
Las Vegas Sands Corp. (a)	4,134	217,820
Marriott International, Inc. Class A (a)	891	121,639
Marriott Vacations Worldwide Corp. (a)	141	22,461
McDonald's Corp.	2,506	578,861
MGM Resorts International	3,052	130,168
Monarch Casino & Resort, Inc. (a)	158	10,455
Norwegian Cruise Line Holdings, Ltd. (a)	2,674	78,642
Papa John's International, Inc.	166	17,337
Penn National Gaming, Inc. (a)	417	31,896
Red Robin Gourmet Burgers, Inc. (a)	331	10,959
Royal Caribbean Cruises, Ltd. (a)	1,864	158,962
Ruth's Hospitality Group, Inc. (a)	137	3,155
Scientific Games Corp. Class A (a)	465	36,010
Shake Shack, Inc. Class A (a)	35	3,746
Six Flags Entertainment Corp. (a)	309	13,374
Starbucks Corp.	2,520	281,761
Texas Roadhouse, Inc.	293	28,187
Travel + Leisure Co.	586	34,838
Wendy's Co.	1,032	24,169
Wyndham Hotels & Resorts, Inc.	173	12,506
Wynn Resorts, Ltd. (a)	336	41,093
Security Description	Shares	Value
Yum! Brands, Inc.	864	$ 99,386
		3,190,841
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	8	1,778
Century Communities, Inc.	431	28,679
D.R. Horton, Inc.	2,239	202,338
Ethan Allen Interiors, Inc.	331	9,136
Garmin, Ltd.	705	101,971
Helen of Troy, Ltd. (a)	118	26,918
Installed Building Products, Inc.	112	13,704
iRobot Corp. (a)	158	14,756
KB Home	745	30,336
La-Z-Boy, Inc.	492	18,224
Leggett & Platt, Inc.	1,137	58,908
Lennar Corp. Class A	2,325	230,989
LGI Homes, Inc. (a)	175	28,339
M/I Homes, Inc. (a)	474	27,810
MDC Holdings, Inc.	588	29,753
Meritage Homes Corp. (a)	411	38,667
Mohawk Industries, Inc. (a)	741	142,413
Newell Brands, Inc.	3,999	109,853
NVR, Inc. (a)	14	69,626
PulteGroup, Inc.	2,230	121,691
Taylor Morrison Home Corp. (a)	1,622	42,853
Tempur Sealy International, Inc.	778	30,490
Toll Brothers, Inc.	1,430	82,668
TopBuild Corp. (a)	140	27,689
Tri Pointe Homes, Inc. (a)	2,926	62,704
Tupperware Brands Corp. (a)	422	10,022
Universal Electronics, Inc. (a)	162	7,857
Whirlpool Corp.	686	149,562
		1,719,734
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. Class A (a)	331	15,987
Church & Dwight Co., Inc.	841	71,670
Clorox Co.	454	81,679
Colgate-Palmolive Co.	3,094	251,697
Energizer Holdings, Inc.	409	17,579
Kimberly-Clark Corp.	2,024	270,771
Procter & Gamble Co.	8,981	1,211,806
WD-40 Co.	4	1,025
		1,922,214
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	4,550	118,618
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	3,426	680,506
Carlisle Cos., Inc.	310	59,328
General Electric Co.	59,724	803,885
Honeywell International, Inc.	2,527	554,297
Raven Industries, Inc.	274	15,851
Roper Technologies, Inc.	289	135,888
		2,249,755

See accompanying notes to financial statements.
55

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
INSURANCE — 5.1%
Aflac, Inc.	15,508	$ 832,159
Alleghany Corp. (a)	149	99,393
Allstate Corp.	7,343	957,821
Ambac Financial Group, Inc. (a)	853	13,358
American Equity Investment Life Holding Co.	2,091	67,581
American Financial Group, Inc.	1,729	215,641
American International Group, Inc.	21,181	1,008,216
AMERISAFE, Inc.	162	9,670
Aon PLC Class A	610	145,644
Arthur J Gallagher & Co.	747	104,640
Assurant, Inc.	732	114,324
Assured Guaranty, Ltd.	1,886	89,547
Brighthouse Financial, Inc. (a)	2,159	98,321
Brown & Brown, Inc.	991	52,662
Chubb, Ltd.	4,800	762,912
Cincinnati Financial Corp.	1,281	149,390
CNO Financial Group, Inc.	3,279	77,450
eHealth, Inc. (a)	8	467
Employers Holdings, Inc.	322	13,782
Everest Re Group, Ltd.	517	130,289
First American Financial Corp.	2,678	166,973
Genworth Financial, Inc. Class A (a)	13,351	52,069
Globe Life, Inc.	1,192	113,538
Hanover Insurance Group, Inc.	454	61,581
Hartford Financial Services Group, Inc.	4,523	280,290
HCI Group, Inc. (c)	138	13,721
Horace Mann Educators Corp.	539	20,169
James River Group Holdings, Ltd.	490	18,385
Kemper Corp.	764	56,460
Lincoln National Corp.	4,417	277,564
Loews Corp.	5,568	304,291
Marsh & McLennan Cos., Inc.	1,726	242,814
Mercury General Corp.	704	45,725
MetLife, Inc.	18,253	1,092,442
Old Republic International Corp.	6,924	172,477
Primerica, Inc.	275	42,113
Principal Financial Group, Inc.	6,200	391,778
ProAssurance Corp.	700	15,925
Progressive Corp.	4,955	486,631
Prudential Financial, Inc.	9,718	995,803
Reinsurance Group of America, Inc.	1,651	188,214
RenaissanceRe Holdings, Ltd.	624	92,864
RLI Corp.	156	16,316
Safety Insurance Group, Inc.	159	12,447
Selective Insurance Group, Inc.	486	39,439
SiriusPoint, Ltd. (a)	2,375	23,916
Stewart Information Services Corp.	325	18,424
Travelers Cos., Inc.	3,196	478,473
United Fire Group, Inc.	330	9,151
Universal Insurance Holdings, Inc.	327	4,539
Unum Group	4,993	141,801
Willis Towers Watson PLC	569	130,881
Security Description	Shares	Value
WR Berkley Corp.	1,179	$ 87,753
		11,038,234
INTERACTIVE MEDIA & SERVICES — 3.2%
Alphabet, Inc. Class A (a)	882	2,153,659
Alphabet, Inc. Class C (a)	838	2,100,296
Facebook, Inc. Class A (a)	7,368	2,561,927
QuinStreet, Inc. (a)	537	9,978
TripAdvisor, Inc. (a)	453	18,256
Twitter, Inc. (a)	705	48,511
Yelp, Inc. (a)	426	17,023
		6,909,650
INTERNET & DIRECT MARKETING RETAIL — 1.9%
Amazon.com, Inc. (a)	1,067	3,670,651
eBay, Inc.	4,403	309,135
Etsy, Inc. (a)	120	24,701
Liquidity Services, Inc. (a)	162	4,123
PetMed Express, Inc. (c)	480	15,288
Shutterstock, Inc.	96	9,424
Stamps.com, Inc. (a)	32	6,409
		4,039,731
IT SERVICES — 2.6%
Accenture PLC Class A	2,155	635,273
Akamai Technologies, Inc. (a)	696	81,154
Alliance Data Systems Corp.	1,205	125,549
Automatic Data Processing, Inc.	1,449	287,800
BM Technologies, Inc. (a)	28	348
Broadridge Financial Solutions, Inc.	322	52,013
Cognizant Technology Solutions Corp. Class A	2,320	160,683
Concentrix Corp. (a)	150	24,120
CSG Systems International, Inc.	165	7,785
DXC Technology Co. (a)	6,261	243,803
EVERTEC, Inc.	170	7,421
ExlService Holdings, Inc. (a)	163	17,320
Fidelity National Information Services, Inc.	1,805	255,714
Fiserv, Inc. (a)	2,182	233,234
FleetCor Technologies, Inc. (a)	301	77,074
Gartner, Inc. (a)	258	62,488
Global Payments, Inc.	621	116,462
International Business Machines Corp.	9,505	1,393,338
Jack Henry & Associates, Inc.	156	25,508
LiveRamp Holdings, Inc. (a)	329	15,414
Mastercard, Inc. Class A	754	275,278
MAXIMUS, Inc.	324	28,502
Paychex, Inc.	1,173	125,863
PayPal Holdings, Inc. (a)	1,615	470,740
Perficient, Inc. (a)	170	13,671
Sabre Corp. (a) (c)	1,894	23,637
Sykes Enterprises, Inc. (a)	476	25,561
TTEC Holdings, Inc.	186	19,175
Unisys Corp. (a)	1,566	39,636
VeriSign, Inc. (a)	279	63,526

See accompanying notes to financial statements.
56

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Visa, Inc. Class A	2,342	$ 547,606
Western Union Co.	2,753	63,236
WEX, Inc. (a)	129	25,013
		5,543,945
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	325	32,376
Callaway Golf Co. (a)	407	13,728
Hasbro, Inc.	753	71,174
Mattel, Inc. (a)	1,284	25,808
Polaris, Inc.	331	45,334
Sturm Ruger & Co., Inc.	8	720
Vista Outdoor, Inc. (a)	434	20,086
YETI Holdings, Inc. (a)	188	17,262
		226,488
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	703	103,911
Bio-Rad Laboratories, Inc. Class A (a)	231	148,831
Bio-Techne Corp.	24	10,806
Charles River Laboratories International, Inc. (a)	146	54,008
Illumina, Inc. (a)	308	145,749
IQVIA Holdings, Inc. (a)	627	151,935
Luminex Corp.	321	11,813
Medpace Holdings, Inc. (a)	108	19,076
Mettler-Toledo International, Inc. (a)	48	66,496
PerkinElmer, Inc.	303	46,786
PRA Health Sciences, Inc. (a)	197	32,546
Repligen Corp. (a)	33	6,588
Syneos Health, Inc. (a)	742	66,402
Thermo Fisher Scientific, Inc.	856	431,826
Waters Corp. (a)	161	55,643
		1,352,416
MACHINERY — 1.6%
AGCO Corp.	452	58,932
Alamo Group, Inc.	8	1,221
Albany International Corp. Class A	158	14,103
Astec Industries, Inc.	159	10,007
Barnes Group, Inc.	407	20,859
Caterpillar, Inc.	2,251	489,885
Chart Industries, Inc. (a)	167	24,435
CIRCOR International, Inc. (a)	148	4,825
Colfax Corp. (a)	848	38,847
Crane Co.	345	31,868
Cummins, Inc.	1,014	247,223
Deere & Co.	908	320,261
Donaldson Co., Inc.	492	31,257
Dover Corp.	595	89,607
Enerpac Tool Group Corp.	328	8,731
EnPro Industries, Inc.	197	19,139
ESCO Technologies, Inc.	158	14,822
Federal Signal Corp.	327	13,155
Flowserve Corp.	885	35,683
Fortive Corp.	1,517	105,796
Security Description	Shares	Value
Franklin Electric Co., Inc.	172	$ 13,867
Graco, Inc.	332	25,132
Greenbrier Cos., Inc.	422	18,391
Hillenbrand, Inc.	445	19,616
IDEX Corp.	167	36,748
Illinois Tool Works, Inc.	883	197,403
Ingersoll Rand, Inc. (a)	1,274	62,184
ITT, Inc.	309	28,301
John Bean Technologies Corp.	119	16,972
Kennametal, Inc.	481	17,278
Lincoln Electric Holdings, Inc.	197	25,947
Lindsay Corp.	6	992
Lydall, Inc. (a)	327	19,790
Meritor, Inc. (a)	1,773	41,524
Middleby Corp. (a)	187	32,400
Mueller Industries, Inc.	428	18,537
Nordson Corp.	163	35,780
Oshkosh Corp.	487	60,700
Otis Worldwide Corp.	878	71,794
PACCAR, Inc.	2,546	227,230
Parker-Hannifin Corp.	462	141,885
Pentair PLC	704	47,513
Proto Labs, Inc. (a)	30	2,754
Snap-on, Inc.	314	70,157
SPX Corp. (a)	309	18,874
SPX FLOW, Inc.	267	17,419
Standex International Corp.	6	569
Stanley Black & Decker, Inc.	710	145,543
Tennant Co.	8	639
Terex Corp.	463	22,048
Timken Co.	486	39,167
Titan International, Inc. (a)	1,484	12,584
Toro Co.	326	35,821
Trinity Industries, Inc.	2,025	54,452
Wabash National Corp.	636	10,176
Watts Water Technologies, Inc. Class A	162	23,637
Westinghouse Air Brake Technologies Corp.	1,048	86,250
Woodward, Inc.	194	23,839
Xylem, Inc.	543	65,138
		3,369,707
MARINE — 0.0% (d)
Kirby Corp. (a)	540	32,746
Matson, Inc.	313	20,032
		52,778
MEDIA — 1.9%
AMC Networks, Inc. Class A (a)	854	57,047
Cable One, Inc.	8	15,302
Charter Communications, Inc. Class A (a)	1,020	735,879
Comcast Corp. Class A	31,130	1,775,033
Discovery, Inc. Class A (a) (c)	1,736	53,260
Discovery, Inc. Class C (a)	3,078	89,200
DISH Network Corp. Class A (a)	6,051	252,932

See accompanying notes to financial statements.
57

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
EW Scripps Co. Class A	1,422	$ 28,995
Fox Corp. Class A	3,543	131,552
Fox Corp. Class B	1,627	57,270
Gannett Co., Inc. (a)	3,942	21,642
Interpublic Group of Cos., Inc.	3,276	106,437
John Wiley & Sons, Inc. Class A	481	28,947
Meredith Corp. (a)	1,188	51,607
New York Times Co. Class A	306	13,326
News Corp. Class A	2,657	68,471
News Corp. Class B	1,075	26,176
Omnicom Group, Inc.	2,303	184,217
Scholastic Corp.	735	27,849
TEGNA, Inc.	2,337	43,842
ViacomCBS, Inc. Class B	4,965	224,418
		3,993,402
METALS & MINING — 0.7%
Allegheny Technologies, Inc. (a)	3,101	64,656
Arconic Corp. (a)	1,217	43,349
Carpenter Technology Corp.	762	30,647
Century Aluminum Co. (a)	1,182	15,236
Cleveland-Cliffs, Inc. (a) (c)	1,658	35,746
Commercial Metals Co.	1,501	46,111
Compass Minerals International, Inc.	323	19,141
Freeport-McMoRan, Inc.	4,891	181,505
Haynes International, Inc.	161	5,696
Kaiser Aluminum Corp.	159	19,635
Materion Corp.	162	12,207
Newmont Corp.	4,744	300,675
Nucor Corp.	2,508	240,592
Olympic Steel, Inc.	323	9,493
Reliance Steel & Aluminum Co.	703	106,083
Royal Gold, Inc.	167	19,055
Steel Dynamics, Inc.	2,115	126,054
SunCoke Energy, Inc.	2,922	20,863
TimkenSteel Corp. (a)	706	9,990
United States Steel Corp.	3,331	79,944
Warrior Met Coal, Inc.	1,514	26,041
Worthington Industries, Inc.	855	52,309
		1,465,028
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	3,133	49,971
ARMOUR Residential REIT, Inc.	1,568	17,906
Capstead Mortgage Corp. REIT	2,383	14,632
Granite Point Mortgage Trust, Inc. REIT	707	10,428
Invesco Mortgage Capital, Inc. REIT (c)	4,973	19,395
KKR Real Estate Finance Trust, Inc. REIT	698	15,098
New York Mortgage Trust, Inc. REIT	5,591	24,992
Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT	1,036	$ 21,818
Ready Capital Corp. REIT	1,180	18,727
Redwood Trust, Inc. REIT	1,720	20,760
		213,727
MULTI-UTILITIES — 1.1%
Ameren Corp.	1,885	150,875
Avista Corp.	489	20,866
Black Hills Corp.	687	45,088
CenterPoint Energy, Inc.	5,862	143,736
CMS Energy Corp.	1,950	115,206
Consolidated Edison, Inc.	3,646	261,491
Dominion Energy, Inc.	5,978	439,801
DTE Energy Co.	1,628	210,989
MDU Resources Group, Inc.	1,732	54,281
NiSource, Inc.	3,326	81,487
NorthWestern Corp.	552	33,241
Public Service Enterprise Group, Inc.	4,259	254,433
Sempra Energy	2,331	308,811
WEC Energy Group, Inc.	2,164	192,488
		2,312,793
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	843	55,646
Dollar General Corp.	1,023	221,367
Dollar Tree, Inc. (a)	1,717	170,842
Kohl's Corp.	3,850	212,174
Macy's, Inc. (a)	7,617	144,418
Nordstrom, Inc. (a)	2,661	97,313
Ollie's Bargain Outlet Holdings, Inc. (a) (c)	172	14,470
Target Corp.	3,401	822,158
		1,738,388
OIL, GAS & CONSUMABLE FUELS — 5.8%
Antero Midstream Corp.	2,394	24,874
APA Corp.	4,747	102,678
Bonanza Creek Energy, Inc.	536	25,230
Cabot Oil & Gas Corp.	2,950	51,507
Callon Petroleum Co. (a)	1,191	68,709
Chevron Corp.	20,518	2,149,055
Cimarex Energy Co.	753	54,555
CNX Resources Corp. (a)	5,399	73,750
ConocoPhillips	9,233	562,290
CONSOL Energy, Inc. (a)	706	13,040
Devon Energy Corp.	4,994	145,775
Diamondback Energy, Inc.	1,333	125,155
Dorian LPG, Ltd. (a)	689	9,729
EOG Resources, Inc.	4,300	358,792
EQT Corp. (a)	6,854	152,570
Equitrans Midstream Corp.	5,144	43,775
Exxon Mobil Corp.	53,423	3,369,923
Green Plains, Inc. (c)	446	14,995
Hess Corp.	1,149	100,331
HollyFrontier Corp.	3,665	120,578

See accompanying notes to financial statements.
58

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Kinder Morgan, Inc.	24,552	$ 447,583
Laredo Petroleum, Inc. (a)	168	15,589
Marathon Oil Corp.	19,357	263,642
Marathon Petroleum Corp.	15,974	965,149
Matador Resources Co.	1,168	42,060
Murphy Oil Corp.	3,534	82,272
Occidental Petroleum Corp.	10,576	330,712
ONEOK, Inc.	3,274	182,165
Par Pacific Holdings, Inc. (a)	1,187	19,965
PBF Energy, Inc. Class A (a)	2,353	36,001
PDC Energy, Inc.	1,050	48,079
Penn Virginia Corp. (a)	332	7,839
Phillips 66	10,709	919,046
Pioneer Natural Resources Co.	968	157,319
Range Resources Corp. (a)	3,253	54,520
Renewable Energy Group, Inc. (a)	393	24,500
REX American Resources Corp. (a)	8	721
SM Energy Co.	2,755	67,856
Southwestern Energy Co. (a)	8,184	46,403
Talos Energy, Inc. (a)	894	13,982
Valero Energy Corp.	10,005	781,190
Williams Cos., Inc.	10,248	272,084
World Fuel Services Corp.	1,567	49,721
		12,395,709
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	336	9,734
Domtar Corp. (a)	1,341	73,701
Glatfelter Corp.	1,020	14,249
Louisiana-Pacific Corp.	620	37,380
Mercer International, Inc.	1,192	15,198
Neenah, Inc.	159	7,977
Schweitzer-Mauduit International, Inc.	331	13,366
		171,605
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	6,938	64,801
Edgewell Personal Care Co.	537	23,574
Estee Lauder Cos., Inc. Class A	577	183,532
Inter Parfums, Inc.	160	11,520
Medifast, Inc.	24	6,791
Nu Skin Enterprises, Inc. Class A	432	24,473
USANA Health Sciences, Inc. (a)	160	16,389
		331,080
PHARMACEUTICALS — 2.8%
Bristol-Myers Squibb Co.	9,352	624,901
Catalent, Inc. (a)	485	52,438
Corcept Therapeutics, Inc. (a)	698	15,356
Eli Lilly & Co.	2,668	612,359
Endo International PLC (a)	2,916	13,647
Innoviva, Inc. (a)	1,529	20,504
Jazz Pharmaceuticals PLC (a)	323	57,378
Johnson & Johnson	10,968	1,806,868
Merck & Co., Inc.	11,007	856,014
Nektar Therapeutics (a)	543	9,318
Security Description	Shares	Value
Organon & Co. (a)	1,103	$ 33,377
Perrigo Co. PLC	1,660	76,111
Pfizer, Inc.	37,995	1,487,884
Phibro Animal Health Corp. Class A	481	13,891
Prestige Consumer Healthcare, Inc. (a)	491	25,581
Supernus Pharmaceuticals, Inc. (a)	330	10,161
Viatris, Inc.	12,807	183,012
Zoetis, Inc.	421	78,458
		5,977,258
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	341	33,053
CACI International, Inc. Class A (a)	193	49,238
Equifax, Inc.	271	64,907
Exponent, Inc.	32	2,855
Forrester Research, Inc. (a)	8	366
FTI Consulting, Inc. (a)	162	22,131
Heidrick & Struggles International, Inc.	165	7,351
IHS Markit, Ltd.	863	97,226
Insperity, Inc.	333	30,093
Jacobs Engineering Group, Inc.	762	101,666
KBR, Inc.	979	37,349
Kelly Services, Inc. Class A (a)	860	20,614
Korn Ferry	320	23,216
Leidos Holdings, Inc.	999	100,999
ManpowerGroup, Inc.	1,340	159,339
ManTech International Corp. Class A	312	27,001
Nielsen Holdings PLC	2,646	65,277
Resources Connection, Inc.	325	4,667
Robert Half International, Inc.	691	61,478
Science Applications International Corp.	481	42,198
TrueBlue, Inc. (a)	870	24,456
Verisk Analytics, Inc.	246	42,981
		1,018,461
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,304	197,522
Jones Lang LaSalle, Inc. (a)	543	106,135
Marcus & Millichap, Inc. (a)	325	12,633
RE/MAX Holdings, Inc. Class A	320	10,665
Realogy Holdings Corp. (a) (c)	3,238	58,996
St. Joe Co.	172	7,673
		393,624
ROAD & RAIL — 0.8%
ArcBest Corp.	345	20,075
Avis Budget Group, Inc. (a)	1,283	99,933
CSX Corp.	8,358	268,125
Heartland Express, Inc.	492	8,428
JB Hunt Transport Services, Inc.	540	87,993
Kansas City Southern	246	69,709
Knight-Swift Transportation Holdings, Inc.	1,357	61,689
Landstar System, Inc.	159	25,125

See accompanying notes to financial statements.
59

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Marten Transport, Ltd.	855	$ 14,099
Norfolk Southern Corp.	1,043	276,823
Old Dominion Freight Line, Inc.	170	43,146
Ryder System, Inc.	1,318	97,967
Saia, Inc. (a)	106	22,206
Union Pacific Corp.	2,460	541,028
Werner Enterprises, Inc.	703	31,297
		1,667,643
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Micro Devices, Inc. (a)	1,654	155,360
Amkor Technology, Inc.	2,630	62,252
Analog Devices, Inc.	1,031	177,497
Applied Materials, Inc.	1,954	278,250
Broadcom, Inc.	1,273	607,017
Brooks Automation, Inc.	153	14,578
CEVA, Inc. (a)	161	7,615
Cirrus Logic, Inc. (a)	320	27,238
CMC Materials, Inc.	104	15,677
Cohu, Inc. (a)	115	4,231
Cree, Inc. (a)	155	15,179
Diodes, Inc. (a)	172	13,720
DSP Group, Inc. (a)	335	4,958
Enphase Energy, Inc. (a)	122	22,403
First Solar, Inc. (a)	544	49,237
FormFactor, Inc. (a)	317	11,558
Ichor Holdings, Ltd. (a)	126	6,779
Intel Corp.	34,083	1,913,420
KLA Corp.	331	107,314
Kulicke & Soffa Industries, Inc.	166	10,159
Lam Research Corp.	303	197,162
Maxim Integrated Products, Inc.	734	77,334
MaxLinear, Inc. (a)	329	13,979
Microchip Technology, Inc.	581	86,999
Micron Technology, Inc. (a)	6,642	564,437
MKS Instruments, Inc.	171	30,429
Monolithic Power Systems, Inc.	26	9,710
NVIDIA Corp.	543	434,454
NXP Semiconductors NV	704	144,827
Onto Innovation, Inc. (a)	154	11,248
Photronics, Inc. (a)	870	11,493
Power Integrations, Inc.	159	13,048
Qorvo, Inc. (a)	399	78,064
QUALCOMM, Inc.	2,821	403,206
Rambus, Inc. (a)	707	16,763
Semtech Corp. (a)	168	11,558
Silicon Laboratories, Inc. (a)	155	23,754
Skyworks Solutions, Inc.	471	90,314
SMART Global Holdings, Inc. (a)	169	8,058
SolarEdge Technologies, Inc. (a)	50	13,819
Synaptics, Inc. (a)	161	25,048
Teradyne, Inc.	335	44,877
Texas Instruments, Inc.	2,513	483,250
Ultra Clean Holdings, Inc. (a)	172	9,240
Universal Display Corp.	6	1,334
Veeco Instruments, Inc. (a)	173	4,159
Security Description	Shares	Value
Xilinx, Inc.	613	$ 88,664
		6,401,670
SOFTWARE — 2.8%
ACI Worldwide, Inc. (a)	537	19,944
Adobe, Inc. (a)	705	412,876
Agilysys, Inc. (a)	166	9,440
ANSYS, Inc. (a)	168	58,306
Autodesk, Inc. (a)	300	87,570
Blackbaud, Inc. (a)	159	12,175
Bottomline Technologies DE, Inc. (a)	158	5,859
Cadence Design Systems, Inc. (a)	596	81,545
CDK Global, Inc.	419	20,820
Ceridian HCM Holding, Inc. (a)	171	16,402
Citrix Systems, Inc.	324	37,995
CommVault Systems, Inc. (a)	162	12,664
Ebix, Inc.	296	10,034
Fair Isaac Corp. (a)	24	12,064
Fortinet, Inc. (a)	292	69,551
InterDigital, Inc.	170	12,415
Intuit, Inc.	244	119,602
J2 Global, Inc. (a)	165	22,696
LivePerson, Inc. (a) (c)	159	10,055
Manhattan Associates, Inc. (a)	105	15,208
Microsoft Corp.	10,890	2,950,101
MicroStrategy, Inc. Class A (a) (c)	13	8,639
NortonLifeLock, Inc.	4,292	116,828
OneSpan, Inc. (a)	154	3,933
Oracle Corp.	13,456	1,047,415
Paycom Software, Inc. (a)	48	17,447
Progress Software Corp.	158	7,308
PTC, Inc. (a)	172	24,297
Qualys, Inc. (a)	160	16,110
salesforce.com, Inc. (a)	1,954	477,304
ServiceNow, Inc. (a)	165	90,676
SPS Commerce, Inc. (a)	97	9,685
Synopsys, Inc. (a)	330	91,011
Teradata Corp. (a)	336	16,790
Tyler Technologies, Inc. (a)	33	14,928
Vonage Holdings Corp. (a)	870	12,537
Xperi Holding Corp.	763	16,969
		5,969,199
SPECIALTY RETAIL — 2.2%
Aaron's Co., Inc.	837	26,776
Abercrombie & Fitch Co. Class A (a)	772	35,844
Advance Auto Parts, Inc.	405	83,082
American Eagle Outfitters, Inc. (c)	1,021	38,318
Asbury Automotive Group, Inc. (a)	258	44,213
AutoNation, Inc. (a)	1,342	127,235
AutoZone, Inc. (a)	96	143,253
Barnes & Noble Education, Inc. (a)	871	6,280
Bed Bath & Beyond, Inc. (a)	2,617	87,120
Best Buy Co., Inc.	2,814	323,554
Boot Barn Holdings, Inc. (a)	118	9,918

See accompanying notes to financial statements.
60

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Buckle, Inc.	429	$ 21,343
Caleres, Inc.	924	25,216
CarMax, Inc. (a)	985	127,213
Cato Corp. Class A	484	8,165
Chico's FAS, Inc. (a)	1,894	12,462
Children's Place, Inc. (a)	173	16,099
Conn's, Inc. (a)	699	17,824
Designer Brands, Inc. Class A (a)	1,860	30,783
Dick's Sporting Goods, Inc.	1,612	161,506
Five Below, Inc. (a)	159	30,730
Foot Locker, Inc.	1,317	81,167
GameStop Corp. Class A (a)	173	37,046
Gap, Inc.	5,027	169,159
Genesco, Inc. (a)	476	30,312
Group 1 Automotive, Inc.	424	65,478
Guess?, Inc.	1,020	26,928
Haverty Furniture Cos., Inc.	168	7,184
Hibbett, Inc. (a)	181	16,223
Home Depot, Inc.	3,264	1,040,857
L Brands, Inc.	1,738	125,240
Lithia Motors, Inc.	245	84,192
Lowe's Cos., Inc.	2,585	501,412
Lumber Liquidators Holdings, Inc. (a)	258	5,444
MarineMax, Inc. (a)	320	15,597
Monro, Inc.	162	10,289
Murphy USA, Inc.	611	81,489
ODP Corp. (a)	1,315	63,133
O'Reilly Automotive, Inc. (a)	267	151,178
Rent-A-Center, Inc.	342	18,150
RH (a)	34	23,086
Ross Stores, Inc.	1,034	128,216
Sally Beauty Holdings, Inc. (a)	1,436	31,692
Shoe Carnival, Inc.	120	8,591
Signet Jewelers, Ltd. (a)	1,357	109,632
Sleep Number Corp. (a)	143	15,723
Sonic Automotive, Inc. Class A (c)	701	31,363
TJX Cos., Inc.	4,062	273,860
Tractor Supply Co.	406	75,540
Ulta Beauty, Inc. (a)	192	66,388
Urban Outfitters, Inc. (a)	869	35,820
Williams-Sonoma, Inc.	252	40,232
Zumiez, Inc. (a)	272	13,325
		4,760,880
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
3D Systems Corp. (a)	466	18,626
Apple, Inc.	30,937	4,237,131
Diebold Nixdorf, Inc. (a)	998	12,814
Hewlett Packard Enterprise Co.	31,882	464,840
HP, Inc.	12,769	385,496
NCR Corp. (a) (c)	1,077	49,122
NetApp, Inc.	1,324	108,330
Seagate Technology Holdings PLC	1,714	150,712
Western Digital Corp. (a)	2,247	159,919
Security Description	Shares	Value
Xerox Holdings Corp.	4,096	$ 96,215
		5,683,205
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings, Ltd. (a)	1,028	58,791
Carter's, Inc.	316	32,602
Columbia Sportswear Co.	268	26,361
Crocs, Inc. (a)	179	20,857
Deckers Outdoor Corp. (a)	87	33,414
Fossil Group, Inc. (a)	1,193	17,036
G-III Apparel Group, Ltd. (a)	1,199	39,399
Hanesbrands, Inc.	2,599	48,523
Kontoor Brands, Inc. (c)	539	30,405
Movado Group, Inc.	165	5,193
NIKE, Inc. Class B	2,749	424,693
Oxford Industries, Inc.	160	15,814
PVH Corp. (a)	749	80,585
Ralph Lauren Corp.	491	57,845
Skechers U.S.A., Inc. Class A (a)	995	49,581
Steven Madden, Ltd.	334	14,616
Tapestry, Inc. (a)	1,198	52,089
Under Armour, Inc. Class A (a)	621	13,134
Under Armour, Inc. Class C (a)	892	16,564
Unifi, Inc. (a)	165	4,019
Vera Bradley, Inc. (a)	1,025	12,700
VF Corp.	1,418	116,333
Wolverine World Wide, Inc.	476	16,013
		1,186,567
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a)	332	15,401
Capitol Federal Financial, Inc.	1,071	12,616
Essent Group, Ltd.	931	41,848
Flagstar Bancorp, Inc.	485	20,501
HomeStreet, Inc.	173	7,048
Meta Financial Group, Inc.	490	24,809
MGIC Investment Corp.	4,268	58,045
Mr Cooper Group, Inc. (a)	1,741	57,557
New York Community Bancorp, Inc.	5,875	64,743
NMI Holdings, Inc. Class A (a)	618	13,893
Northfield Bancorp, Inc.	537	8,807
Northwest Bancshares, Inc.	1,019	13,899
Provident Financial Services, Inc.	871	19,937
TrustCo Bank Corp.	341	11,724
Walker & Dunlop, Inc.	166	17,327
Washington Federal, Inc.	1,022	32,479
WSFS Financial Corp.	315	14,676
		435,310
TOBACCO — 0.9%
Altria Group, Inc.	15,684	747,813
Philip Morris International, Inc.	11,542	1,143,928
Universal Corp.	597	34,011
Vector Group, Ltd.	1,885	26,654
		1,952,406

See accompanying notes to financial statements.
61

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	335	$ 30,505
Boise Cascade Co.	479	27,950
DXP Enterprises, Inc. (a)	323	10,756
Fastenal Co.	1,926	100,152
GATX Corp.	331	29,284
GMS, Inc. (a)	622	29,943
MSC Industrial Direct Co., Inc. Class A	492	44,147
NOW, Inc. (a)	3,235	30,700
United Rentals, Inc. (a)	446	142,278
Univar Solutions, Inc. (a)	2,156	52,563
Veritiv Corp. (a)	162	9,950
W.W. Grainger, Inc.	271	118,698
Watsco, Inc.	164	47,009
		673,935
WATER UTILITIES — 0.1%
American States Water Co.	158	12,571
American Water Works Co., Inc.	604	93,095
California Water Service Group	162	8,997
Essential Utilities, Inc.	916	41,861
		156,524
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	204	9,896
Spok Holdings, Inc.	488	4,695
Telephone & Data Systems, Inc.	2,457	55,676
T-Mobile US, Inc. (a)	4,945	716,184
		786,451
TOTAL COMMON STOCKS (Cost $198,627,559)		214,615,655
WARRANTS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Nabors Industries, Ltd. (expiring 06/11/26) (a)	62	620
TOTAL WARRANTS (Cost $0)		620
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	323,676	$ 323,773
State Street Navigator Securities Lending Portfolio II (b) (g)	267,714	267,714
TOTAL SHORT-TERM INVESTMENTS (Cost $591,487)		591,487
TOTAL INVESTMENTS — 100.1% (Cost $199,219,046)		215,207,762
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(125,884)
NET ASSETS — 100.0%		$ 215,081,878
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$214,615,655	$—	$—	$214,615,655
Warrants	620	—	—	620
Short-Term Investments	591,487	—	—	591,487
TOTAL INVESTMENTS	$215,207,762	$—	$—	$215,207,762
See accompanying notes to financial statements.
62

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	501	$ 31,839	$ 319,937	$ 1,177	$(692)	$14,429	4,428	$364,336	$3,832
State Street Institutional Liquid Reserves Fund, Premier Class	8,792	8,796	3,337,462	3,022,483	5	(7)	323,676	323,773	67
State Street Navigator Securities Lending Portfolio II	152,346	152,346	2,608,819	2,493,451	—	—	267,714	267,714	4,246
Total		$192,981	$6,266,218	$ 5,517,111	$(687)	$14,422		$955,823	$8,145
See accompanying notes to financial statements.
63

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	132	$ 5,115
Aerojet Rocketdyne Holdings, Inc.	115	5,553
AeroVironment, Inc. (a)	85	8,513
Axon Enterprise, Inc. (a)	277	48,973
Boeing Co. (a)	1,954	468,100
Curtiss-Wright Corp.	19	2,256
General Dynamics Corp.	525	98,836
Hexcel Corp. (a)	244	15,226
Howmet Aerospace, Inc. (a)	1,642	56,600
Huntington Ingalls Industries, Inc.	5	1,054
Kaman Corp.	52	2,621
L3Harris Technologies, Inc.	85	18,373
Lockheed Martin Corp.	26	9,837
Mercury Systems, Inc. (a)	6	398
Moog, Inc. Class A	98	8,238
Northrop Grumman Corp.	17	6,178
Raytheon Technologies Corp.	1,476	125,917
Teledyne Technologies, Inc. (a)	60	25,130
Textron, Inc.	906	62,306
TransDigm Group, Inc. (a)	159	102,919
Triumph Group, Inc. (a)	257	5,333
		1,077,476
AIR FREIGHT & LOGISTICS — 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	141	9,603
C.H. Robinson Worldwide, Inc.	274	25,666
Echo Global Logistics, Inc. (a)	27	830
Expeditors International of Washington, Inc.	420	53,172
FedEx Corp.	974	290,573
Forward Air Corp.	98	8,795
Hub Group, Inc. Class A (a)	83	5,476
United Parcel Service, Inc. Class B	2,716	564,847
XPO Logistics, Inc. (a)	368	51,480
		1,010,442
AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	496	29,914
Allegiant Travel Co. (a)	55	10,670
American Airlines Group, Inc. (a)	2,554	54,170
Delta Air Lines, Inc. (a)	2,410	104,257
Hawaiian Holdings, Inc. (a)	77	1,876
JetBlue Airways Corp. (a)	1,261	21,160
SkyWest, Inc. (a)	179	7,709
Southwest Airlines Co. (a)	2,231	118,444
United Airlines Holdings, Inc. (a)	1,202	62,853
		411,053
AUTO COMPONENTS — 0.5%
Adient PLC (a)	338	15,277
American Axle & Manufacturing Holdings, Inc. (a)	558	5,775
Aptiv PLC (a)	1,111	174,794
BorgWarner, Inc.	748	36,308
Security Description	Shares	Value
Cooper-Standard Holdings, Inc. (a)	2	$ 58
Dana, Inc.	441	10,478
Dorman Products, Inc. (a)	112	11,611
Fox Factory Holding Corp. (a)	183	28,486
Gentex Corp.	599	19,821
Gentherm, Inc. (a)	124	8,810
Goodyear Tire & Rubber Co. (a)	1,199	20,563
LCI Industries	61	8,017
Lear Corp.	207	36,283
Patrick Industries, Inc.	93	6,789
Standard Motor Products, Inc.	27	1,170
Visteon Corp. (a)	121	14,634
		398,874
AUTOMOBILES — 3.3%
Ford Motor Co. (a)	16,443	244,343
General Motors Co. (a)	5,335	315,672
Harley-Davidson, Inc.	579	26,530
Tesla, Inc. (a)	3,246	2,206,306
Thor Industries, Inc.	221	24,973
Winnebago Industries, Inc.	71	4,825
		2,822,649
BANKS — 6.3%
Ameris Bancorp	278	14,075
Associated Banc-Corp.	445	9,114
Banc of California, Inc.	124	2,175
BancFirst Corp.	70	4,370
BancorpSouth Bank	260	7,366
Bank of America Corp.	23,620	973,853
Bank of Hawaii Corp.	82	6,906
Bank OZK	457	19,267
BankUnited, Inc.	371	15,838
Banner Corp.	54	2,927
Boston Private Financial Holdings, Inc.	311	4,587
Brookline Bancorp, Inc.	77	1,151
Cadence BanCorp	524	10,941
Cathay General Bancorp	202	7,951
CIT Group, Inc.	415	21,410
Citigroup, Inc.	6,080	430,160
Citizens Financial Group, Inc.	1,696	77,796
City Holding Co.	18	1,354
Columbia Banking System, Inc.	224	8,637
Comerica, Inc.	556	39,665
Commerce Bancshares, Inc.	156	11,631
Community Bank System, Inc.	68	5,144
Cullen/Frost Bankers, Inc.	164	18,368
Customers Bancorp, Inc. (a)	154	6,004
CVB Financial Corp.	166	3,418
Eagle Bancorp, Inc.	85	4,767
East West Bancorp, Inc.	565	40,505
FB Financial Corp.	124	4,628
Fifth Third Bancorp	2,839	108,535
First BanCorp	871	10,382
First BanCorp	121	4,950

See accompanying notes to financial statements.
64

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
First Commonwealth Financial Corp.	55	$ 774
First Financial Bancorp	305	7,207
First Financial Bankshares, Inc.	476	23,386
First Hawaiian, Inc.	410	11,619
First Horizon Corp.	2,098	36,253
First Midwest Bancorp, Inc.	309	6,127
First Republic Bank	513	96,018
FNB Corp.	1,006	12,404
Fulton Financial Corp.	438	6,912
Glacier Bancorp, Inc.	258	14,211
Great Western Bancorp, Inc.	172	5,640
Hancock Whitney Corp.	346	15,376
Heritage Financial Corp.	30	751
Hilltop Holdings, Inc.	231	8,408
Home BancShares, Inc.	541	13,352
Hope Bancorp, Inc.	359	5,091
Huntington Bancshares, Inc.	5,120	73,062
Independent Bank Corp.	30	2,265
Independent Bank Group, Inc.	154	11,393
International Bancshares Corp.	174	7,472
Investors Bancorp, Inc.	704	10,039
JPMorgan Chase & Co.	8,828	1,373,107
KeyCorp.	3,450	71,242
M&T Bank Corp.	264	38,362
NBT Bancorp, Inc.	60	2,158
OFG Bancorp	194	4,291
Old National Bancorp	375	6,604
Pacific Premier Bancorp, Inc.	376	15,901
PacWest Bancorp	441	18,152
Park National Corp.	42	4,932
People's United Financial, Inc.	1,056	18,100
Pinnacle Financial Partners, Inc.	303	26,752
PNC Financial Services Group, Inc.	1,418	270,498
Prosperity Bancshares, Inc.	111	7,970
Regions Financial Corp.	3,834	77,370
Renasant Corp.	96	3,840
S&T Bancorp, Inc.	69	2,160
Seacoast Banking Corp. of Florida	69	2,356
ServisFirst Bancshares, Inc.	168	11,421
Signature Bank	228	56,008
Simmons First National Corp. Class A	338	9,917
Sterling Bancorp	731	18,121
SVB Financial Group (a)	236	131,317
Synovus Financial Corp.	593	26,021
Texas Capital Bancshares, Inc. (a)	212	13,460
Tompkins Financial Corp.	32	2,482
Triumph Bancorp, Inc. (a)	78	5,792
Truist Financial Corp.	4,215	233,932
Trustmark Corp.	50	1,540
UMB Financial Corp.	164	15,262
Umpqua Holdings Corp.	547	10,092
United Bankshares, Inc.	187	6,825
United Community Banks, Inc.	271	8,675
US Bancorp	3,982	226,855
Security Description	Shares	Value
Valley National Bancorp	1,444	$ 19,393
Veritex Holdings, Inc.	187	6,622
Webster Financial Corp.	360	19,202
Wells Fargo & Co.	8,475	383,833
Westamerica BanCorp	60	3,482
Wintrust Financial Corp.	215	16,260
Zions Bancorp NA	585	30,923
		5,446,865
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	39	39,811
Brown-Forman Corp. Class B	99	7,419
Celsius Holdings, Inc. (a)	113	8,598
Coca-Cola Co.	2,928	158,434
Coca-Cola Consolidated, Inc.	1	402
Constellation Brands, Inc. Class A	349	81,628
MGP Ingredients, Inc.	1	68
Molson Coors Beverage Co. Class B (a)	183	9,825
Monster Beverage Corp. (a)	917	83,768
National Beverage Corp.	101	4,770
PepsiCo, Inc.	447	66,232
		460,955
BIOTECHNOLOGY — 0.8%
AbbVie, Inc.	3,620	407,757
Alexion Pharmaceuticals, Inc. (a)	498	91,488
Amgen, Inc.	187	45,581
Anika Therapeutics, Inc. (a)	5	216
Arrowhead Pharmaceuticals, Inc. (a)	392	32,465
Biogen, Inc. (a)	16	5,540
Coherus Biosciences, Inc. (a) (b)	147	2,033
Cytokinetics, Inc. (a)	336	6,649
Eagle Pharmaceuticals, Inc. (a)	15	642
Emergent BioSolutions, Inc. (a)	54	3,401
Enanta Pharmaceuticals, Inc. (a)	30	1,320
Exelixis, Inc. (a)	34	620
Gilead Sciences, Inc.	136	9,365
Halozyme Therapeutics, Inc. (a)	480	21,797
Incyte Corp. (a)	20	1,683
Ligand Pharmaceuticals, Inc. (a)	18	2,361
Myriad Genetics, Inc. (a)	284	8,685
Regeneron Pharmaceuticals, Inc. (a)	11	6,144
REGENXBIO, Inc. (a)	3	117
Spectrum Pharmaceuticals, Inc. (a)	24	90
United Therapeutics Corp. (a)	120	21,529
Vanda Pharmaceuticals, Inc. (a)	5	108
Vericel Corp. (a)	193	10,133
Vertex Pharmaceuticals, Inc. (a)	28	5,646
Xencor, Inc. (a)	137	4,725
		690,095
BUILDING PRODUCTS — 1.1%
A.O. Smith Corp.	414	29,833
AAON, Inc.	112	7,011

See accompanying notes to financial statements.
65

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Allegion PLC	108	$ 15,044
American Woodmark Corp. (a)	64	5,228
Apogee Enterprises, Inc.	103	4,195
Builders FirstSource, Inc. (a)	956	40,783
Carrier Global Corp.	3,438	167,087
Fortune Brands Home & Security, Inc.	554	55,184
Gibraltar Industries, Inc. (a)	119	9,081
Griffon Corp.	144	3,691
Johnson Controls International PLC	2,876	197,380
Lennox International, Inc.	115	40,342
Masco Corp.	592	34,875
Owens Corning	419	41,020
PGT Innovations, Inc. (a)	199	4,623
Quanex Building Products Corp.	43	1,068
Resideo Technologies, Inc. (a)	729	21,870
Simpson Manufacturing Co., Inc.	130	14,357
Trane Technologies PLC	899	165,542
Trex Co., Inc. (a)	437	44,666
UFP Industries, Inc.	231	17,172
		920,052
CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc.	170	26,216
Ameriprise Financial, Inc.	466	115,978
Bank of New York Mellon Corp.	1,132	57,992
BlackRock, Inc.	383	335,114
Blucora, Inc. (a)	48	831
Brightsphere Investment Group, Inc.	244	5,717
Cboe Global Markets, Inc.	46	5,476
Charles Schwab Corp.	5,328	387,932
CME Group, Inc.	271	57,636
Donnelley Financial Solutions, Inc. (a)	155	5,115
Evercore, Inc. Class A	167	23,509
FactSet Research Systems, Inc.	20	6,712
Federated Hermes, Inc.	234	7,935
Franklin Resources, Inc.	854	27,319
Goldman Sachs Group, Inc.	1,225	464,924
Interactive Brokers Group, Inc. Class A	248	16,301
Intercontinental Exchange, Inc.	667	79,173
Invesco, Ltd.	1,583	42,314
Janus Henderson Group PLC	668	25,925
Jefferies Financial Group, Inc.	808	27,634
MarketAxess Holdings, Inc.	12	5,563
Moody's Corp.	156	56,530
Morgan Stanley	5,990	549,223
MSCI, Inc.	116	61,837
Nasdaq, Inc.	229	40,258
Northern Trust Corp.	427	49,370
Piper Sandler Cos.	29	3,757
Raymond James Financial, Inc.	463	60,144
S&P Global, Inc.	182	74,702
SEI Investments Co.	87	5,391
State Street Corp. (c)	721	59,324
Security Description	Shares	Value
Stifel Financial Corp.	419	$ 27,176
StoneX Group, Inc. (a)	69	4,186
T Rowe Price Group, Inc.	615	121,752
Virtus Investment Partners, Inc.	41	11,389
WisdomTree Investments, Inc. (b)	32	198
		2,850,553
CHEMICALS — 2.2%
AdvanSix, Inc. (a)	7	209
Air Products & Chemicals, Inc.	263	75,660
Albemarle Corp.	491	82,714
American Vanguard Corp.	31	543
Ashland Global Holdings, Inc.	136	11,900
Avient Corp.	364	17,894
Balchem Corp.	62	8,138
Cabot Corp.	129	7,344
Celanese Corp.	431	65,340
CF Industries Holdings, Inc.	762	39,205
Chemours Co.	697	24,256
Corteva, Inc.	2,649	117,483
Dow, Inc.	2,813	178,007
DuPont de Nemours, Inc.	1,801	139,415
Eastman Chemical Co.	516	60,243
Ecolab, Inc.	134	27,600
Ferro Corp. (a)	276	5,953
FMC Corp.	126	13,633
HB Fuller Co.	185	11,768
Ingevity Corp. (a)	107	8,705
Innospec, Inc.	56	5,074
International Flavors & Fragrances, Inc.	98	14,641
Koppers Holdings, Inc. (a)	3	97
Kraton Corp. (a)	147	4,747
Linde PLC	1,410	407,631
Livent Corp. (a) (b)	575	11,132
LyondellBasell Industries NV Class A	972	99,990
Minerals Technologies, Inc.	121	9,519
Mosaic Co.	1,451	46,301
NewMarket Corp.	3	966
Olin Corp.	697	32,243
PPG Industries, Inc.	793	134,628
Quaker Chemical Corp. (b)	53	12,571
Rayonier Advanced Materials, Inc. (a)	5	33
RPM International, Inc.	267	23,678
Scotts Miracle-Gro Co.	162	31,091
Sensient Technologies Corp.	118	10,214
Sherwin-Williams Co.	496	135,135
Stepan Co.	29	3,488
Tredegar Corp.	69	950
Trinseo SA	200	11,968
Valvoline, Inc.	528	17,139
		1,909,246
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	99	4,391

See accompanying notes to financial statements.
66

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Brady Corp. Class A	2	$ 112
Brink's Co.	144	11,065
Cintas Corp.	270	103,140
Clean Harbors, Inc. (a)	147	13,692
Copart, Inc. (a)	381	50,227
CoreCivic, Inc. REIT (a)	120	1,256
Deluxe Corp.	68	3,248
Harsco Corp. (a)	281	5,738
Healthcare Services Group, Inc.	73	2,305
Herman Miller, Inc.	223	10,512
HNI Corp.	144	6,332
IAA, Inc. (a)	305	16,635
Interface, Inc.	6	92
KAR Auction Services, Inc. (a)	60	1,053
Matthews International Corp. Class A	113	4,063
MSA Safety, Inc.	94	15,565
Pitney Bowes, Inc.	852	7,472
Republic Services, Inc.	295	32,453
Rollins, Inc.	311	10,636
Stericycle, Inc. (a)	192	13,738
Tetra Tech, Inc.	207	25,262
UniFirst Corp.	24	5,631
US Ecology, Inc. (a)	3	113
Waste Management, Inc.	630	88,269
		433,000
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN, Inc.	226	4,667
Arista Networks, Inc. (a)	113	40,941
CalAmp Corp. (a)	3	38
Ciena Corp. (a)	117	6,656
Cisco Systems, Inc.	5,056	267,968
Comtech Telecommunications Corp.	124	2,996
Extreme Networks, Inc. (a)	531	5,926
F5 Networks, Inc. (a)	153	28,559
Harmonic, Inc. (a)	16	136
Juniper Networks, Inc.	248	6,783
Lumentum Holdings, Inc. (a)	81	6,644
Motorola Solutions, Inc.	310	67,224
NETGEAR, Inc. (a)	68	2,606
NetScout Systems, Inc. (a)	138	3,939
Plantronics, Inc. (a)	158	6,593
Viasat, Inc. (a)	5	249
Viavi Solutions, Inc. (a)	337	5,951
		457,876
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	526	33,306
Arcosa, Inc.	145	8,517
Comfort Systems USA, Inc.	144	11,346
Dycom Industries, Inc. (a)	165	12,297
EMCOR Group, Inc.	195	24,022
Fluor Corp. (a)	473	8,372
Granite Construction, Inc.	192	7,974
MasTec, Inc. (a)	237	25,146
Security Description	Shares	Value
Matrix Service Co. (a)	27	$ 284
MYR Group, Inc. (a)	87	7,910
Quanta Services, Inc.	582	52,712
Valmont Industries, Inc.	85	20,064
		211,950
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	167	23,732
Martin Marietta Materials, Inc.	222	78,102
US Concrete, Inc. (a)	32	2,362
Vulcan Materials Co.	329	57,269
		161,465
CONSUMER FINANCE — 1.1%
American Express Co.	1,901	314,102
Capital One Financial Corp.	1,833	283,547
Discover Financial Services	1,224	144,787
Encore Capital Group, Inc. (a)	71	3,365
Enova International, Inc. (a)	145	4,960
FirstCash, Inc.	21	1,605
Green Dot Corp. Class A (a)	135	6,325
LendingTree, Inc. (a)	5	1,059
Navient Corp.	734	14,188
PRA Group, Inc. (a)	161	6,194
Prog Holdings, Inc.	197	9,482
SLM Corp.	1,337	27,997
Synchrony Financial	2,167	105,143
World Acceptance Corp. (a)	1	160
		922,914
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	2,865	32,833
AptarGroup, Inc.	120	16,901
Avery Dennison Corp.	278	58,447
Ball Corp.	460	37,269
Greif, Inc. Class A	95	5,752
International Paper Co.	1,202	73,695
Myers Industries, Inc.	86	1,806
O-I Glass, Inc. (a)	561	9,161
Packaging Corp. of America	215	29,115
Sealed Air Corp.	514	30,454
Silgan Holdings, Inc.	76	3,154
Sonoco Products Co.	184	12,310
Westrock Co.	824	43,853
		354,750
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	138	6,212
Genuine Parts Co.	358	45,276
LKQ Corp. (a)	813	40,016
Pool Corp.	126	57,791
		149,295
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	30	1,069
Graham Holdings Co. Class B	10	6,339
Grand Canyon Education, Inc. (a)	46	4,139
H&R Block, Inc.	376	8,828

See accompanying notes to financial statements.
67

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Perdoceo Education Corp. (a)	70	$ 859
Regis Corp. (a) (b)	53	496
Service Corp. International	384	20,578
Strategic Education, Inc.	28	2,130
WW International, Inc. (a)	6	217
		44,655
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc. Class B (a)	3,497	971,886
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	2,309	66,453
ATN International, Inc.	2	91
Cincinnati Bell, Inc. (a)	303	4,672
Cogent Communications Holdings, Inc.	5	385
Consolidated Communications Holdings, Inc. (a)	551	4,844
Iridium Communications, Inc. (a)	483	19,315
Lumen Technologies, Inc.	2,024	27,506
Verizon Communications, Inc.	1,340	75,080
		198,346
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	6	420
Alliant Energy Corp.	99	5,520
American Electric Power Co., Inc.	199	16,833
Duke Energy Corp.	581	57,356
Edison International	153	8,846
Entergy Corp.	76	7,577
Evergy, Inc.	29	1,752
Eversource Energy	111	8,907
Exelon Corp.	948	42,006
FirstEnergy Corp.	75	2,791
Hawaiian Electric Industries, Inc.	77	3,256
IDACORP, Inc.	22	2,145
NextEra Energy, Inc.	3,594	263,368
NRG Energy, Inc.	132	5,320
OGE Energy Corp.	88	2,961
Pinnacle West Capital Corp.	83	6,804
PNM Resources, Inc.	55	2,682
PPL Corp.	581	16,251
Southern Co.	570	34,491
Xcel Energy, Inc.	174	11,463
		500,749
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	136	25,436
AMETEK, Inc.	643	85,840
AZZ, Inc.	101	5,230
Eaton Corp. PLC	1,326	196,487
Emerson Electric Co.	1,748	168,227
Encore Wire Corp.	6	455
EnerSys	124	12,119
Generac Holdings, Inc. (a)	265	110,015
Hubbell, Inc.	146	27,279
nVent Electric PLC	454	14,183
Security Description	Shares	Value
Regal Beloit Corp.	179	$ 23,898
Rockwell Automation, Inc.	263	75,223
Sunrun, Inc. (a) (b)	672	37,484
Vicor Corp. (a)	97	10,257
		792,133
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Advanced Energy Industries, Inc.	146	16,456
Amphenol Corp. Class A	1,486	101,657
Arrow Electronics, Inc. (a)	275	31,303
Avnet, Inc.	225	9,018
Badger Meter, Inc.	85	8,340
Belden, Inc.	3	152
Benchmark Electronics, Inc.	43	1,224
CDW Corp.	350	61,128
Cognex Corp.	475	39,924
Coherent, Inc. (a)	98	25,905
Corning, Inc.	3,068	125,481
CTS Corp.	24	892
Daktronics, Inc. (a)	70	461
ePlus, Inc. (a)	1	87
Fabrinet (a)	101	9,683
FARO Technologies, Inc. (a)	50	3,889
II-VI, Inc. (a) (b)	418	30,343
Insight Enterprises, Inc. (a)	125	12,501
IPG Photonics Corp. (a)	104	21,920
Itron, Inc. (a)	91	9,098
Jabil, Inc.	511	29,699
Keysight Technologies, Inc. (a)	462	71,337
Knowles Corp. (a)	67	1,323
Littelfuse, Inc.	99	25,224
Methode Electronics, Inc.	88	4,330
National Instruments Corp.	131	5,539
OSI Systems, Inc. (a)	2	203
Plexus Corp. (a)	38	3,474
Rogers Corp. (a)	63	12,650
Sanmina Corp. (a)	161	6,273
ScanSource, Inc. (a)	7	197
SYNNEX Corp.	174	21,186
TE Connectivity, Ltd.	1,188	160,630
Trimble, Inc. (a)	1,002	81,994
TTM Technologies, Inc. (a)	124	1,773
Vishay Intertechnology, Inc.	329	7,419
Vontier Corp.	18	586
Zebra Technologies Corp. Class A (a)	213	112,781
		1,056,080
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	512	4,562
Baker Hughes Co.	2,124	48,576
Bristow Group, Inc. (a)	7	179
ChampionX Corp. (a)	744	19,084
Core Laboratories NV	139	5,414
DMC Global, Inc. (a)	75	4,216
Dril-Quip, Inc. (a)	4	135

See accompanying notes to financial statements.
68

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Halliburton Co.	3,548	$ 82,030
Helix Energy Solutions Group, Inc. (a)	299	1,707
Helmerich & Payne, Inc.	268	8,745
Nov, Inc. (a)	76	1,164
Oceaneering International, Inc. (a)	396	6,166
Oil States International, Inc. (a)	6	47
Patterson-UTI Energy, Inc.	709	7,047
ProPetro Holding Corp. (a)	345	3,160
Schlumberger NV	4,375	140,044
US Silica Holdings, Inc. (a)	285	3,295
		335,571
ENTERTAINMENT — 2.0%
Activision Blizzard, Inc.	1,922	183,436
Cinemark Holdings, Inc. (a)	245	5,378
Electronic Arts, Inc.	217	31,211
Live Nation Entertainment, Inc. (a)	542	47,474
Marcus Corp. (a)	24	509
Netflix, Inc. (a)	430	227,130
Take-Two Interactive Software, Inc. (a)	286	50,628
Walt Disney Co. (a)	6,463	1,136,001
World Wrestling Entertainment, Inc. Class A (b)	5	289
		1,682,056
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.8%
Acadia Realty Trust REIT	284	6,237
Agree Realty Corp. REIT	39	2,749
Alexander & Baldwin, Inc. REIT	28	513
Alexandria Real Estate Equities, Inc. REIT	41	7,460
American Assets Trust, Inc. REIT	60	2,237
American Campus Communities, Inc. REIT	217	10,138
American Tower Corp. REIT	48	12,967
Apartment Income REIT Corp.	20	949
Armada Hoffler Properties, Inc. REIT	44	585
AvalonBay Communities, Inc. REIT	105	21,912
Boston Properties, Inc. REIT	20	2,292
Brixmor Property Group, Inc. REIT	1,057	24,195
Camden Property Trust REIT	137	18,176
CareTrust REIT, Inc.	238	5,529
Centerspace REIT	41	3,235
Community Healthcare Trust, Inc. REIT	78	3,702
CoreSite Realty Corp. REIT	5	673
Corporate Office Properties Trust REIT	78	2,183
Cousins Properties, Inc. REIT	64	2,354
Crown Castle International Corp. REIT	233	45,458
CyrusOne, Inc. REIT	13	930
DiamondRock Hospitality Co. REIT (a)	657	6,373
Digital Realty Trust, Inc. REIT	30	4,514
Security Description	Shares	Value
Diversified Healthcare Trust REIT	48	$ 201
Douglas Emmett, Inc. REIT	71	2,387
Duke Realty Corp. REIT	363	17,188
Easterly Government Properties, Inc. REIT	145	3,057
EastGroup Properties, Inc. REIT	62	10,196
EPR Properties REIT (a)	218	11,484
Equinix, Inc. REIT	10	8,026
Equity Residential REIT	185	14,245
Essential Properties Realty Trust, Inc. REIT	357	9,653
Essex Property Trust, Inc. REIT	35	10,500
Extra Space Storage, Inc. REIT	385	63,071
Federal Realty Investment Trust REIT	98	11,483
First Industrial Realty Trust, Inc. REIT	161	8,409
Four Corners Property Trust, Inc. REIT	50	1,381
Franklin Street Properties Corp. REIT	272	1,431
GEO Group, Inc. REIT (b)	120	854
Getty Realty Corp. REIT	32	997
Global Net Lease, Inc. REIT	96	1,776
Healthcare Realty Trust, Inc. REIT	135	4,077
Healthpeak Properties, Inc. REIT	756	25,167
Highwoods Properties, Inc. REIT	106	4,788
Host Hotels & Resorts, Inc. REIT (a)	1,446	24,712
Independence Realty Trust, Inc. REIT	178	3,245
Industrial Logistics Properties Trust REIT	169	4,418
Innovative Industrial Properties, Inc. REIT (b)	123	23,495
Iron Mountain, Inc. REIT	903	38,215
iStar, Inc. REIT (b)	137	2,840
JBG SMITH Properties REIT	121	3,813
Kilroy Realty Corp. REIT	46	3,203
Kimco Realty Corp. REIT	1,540	32,109
Kite Realty Group Trust REIT	319	7,021
Lamar Advertising Co. Class A REIT	271	28,298
Lexington Realty Trust REIT	430	5,138
Life Storage, Inc. REIT	187	20,074
LTC Properties, Inc. REIT	54	2,073
Macerich Co. REIT	434	7,920
Mack-Cali Realty Corp. REIT (a)	15	257
Medical Properties Trust, Inc. REIT	830	16,683
Mid-America Apartment Communities, Inc. REIT	185	31,158
National Retail Properties, Inc. REIT	359	16,830
National Storage Affiliates Trust REIT	171	8,646
Office Properties Income Trust REIT	91	2,667

See accompanying notes to financial statements.
69

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Omega Healthcare Investors, Inc. REIT	425	$ 15,423
Park Hotels & Resorts, Inc. REIT (a)	944	19,456
Pebblebrook Hotel Trust REIT	524	12,340
Physicians Realty Trust REIT	140	2,586
PotlatchDeltic Corp. REIT	195	10,364
Prologis, Inc. REIT	718	85,823
PS Business Parks, Inc. REIT	16	2,369
Public Storage REIT	312	93,815
Rayonier, Inc. REIT	221	7,941
Realty Income Corp. REIT	282	18,821
Regency Centers Corp. REIT	290	18,580
Retail Opportunity Investments Corp. REIT	372	6,570
Retail Properties of America, Inc. Class A REIT	764	8,748
Rexford Industrial Realty, Inc. REIT	158	8,998
RPT Realty REIT	95	1,233
Sabra Health Care REIT, Inc.	523	9,519
Safehold, Inc. REIT (b)	14	1,099
Saul Centers, Inc. REIT	54	2,454
SBA Communications Corp. REIT	12	3,824
Service Properties Trust REIT	587	7,396
Simon Property Group, Inc. REIT	1,170	152,662
SITE Centers Corp. REIT	666	10,030
SL Green Realty Corp. REIT (b)	142	11,360
Spirit Realty Capital, Inc. REIT	285	13,634
STORE Capital Corp. REIT	854	29,472
Summit Hotel Properties, Inc. REIT (a)	153	1,427
Tanger Factory Outlet Centers, Inc. REIT	374	7,050
UDR, Inc. REIT	224	10,972
Uniti Group, Inc. REIT	997	10,558
Universal Health Realty Income Trust REIT	18	1,108
Urban Edge Properties REIT	153	2,922
Urstadt Biddle Properties, Inc. Class A REIT	155	3,004
Ventas, Inc. REIT	1,334	76,171
Vornado Realty Trust REIT	23	1,073
Washington Real Estate Investment Trust	84	1,932
Weingarten Realty Investors REIT	350	11,224
Welltower, Inc. REIT	1,036	86,092
Weyerhaeuser Co. REIT	2,339	80,508
Xenia Hotels & Resorts, Inc. REIT (a)	454	8,503
		1,535,608
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	53	1,618
BJ's Wholesale Club Holdings, Inc. (a)	459	21,839
Casey's General Stores, Inc.	69	13,430
Chefs' Warehouse, Inc. (a)	78	2,483
Security Description	Shares	Value
Costco Wholesale Corp.	334	$ 132,154
Grocery Outlet Holding Corp. (a)	47	1,629
Kroger Co.	411	15,745
PriceSmart, Inc.	96	8,737
SpartanNash Co.	201	3,881
Sprouts Farmers Market, Inc. (a)	250	6,213
Sysco Corp.	1,157	89,957
United Natural Foods, Inc. (a)	302	11,168
Walmart, Inc.	748	105,483
Walgreens Boots Alliance, Inc.	1,161	61,080
		475,417
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	1,627	98,596
B&G Foods, Inc. (b)	285	9,348
Calavo Growers, Inc.	6	381
Cal-Maine Foods, Inc.	92	3,331
Campbell Soup Co.	22	1,003
Conagra Brands, Inc.	264	9,604
Darling Ingredients, Inc. (a)	684	46,170
Flowers Foods, Inc.	106	2,565
General Mills, Inc.	198	12,064
Hain Celestial Group, Inc. (a)	395	15,847
Hershey Co.	142	24,734
Hormel Foods Corp.	30	1,433
Ingredion, Inc.	45	4,073
J&J Snack Foods Corp.	5	872
J.M. Smucker Co.	59	7,645
John B Sanfilippo & Son, Inc.	28	2,480
Kellogg Co.	27	1,737
Kraft Heinz Co.	1,329	54,197
Lamb Weston Holdings, Inc.	205	16,535
Lancaster Colony Corp.	32	6,192
McCormick & Co., Inc.	134	11,835
Mondelez International, Inc. Class A	762	47,579
Pilgrim's Pride Corp. (a)	43	954
Post Holdings, Inc. (a)	46	4,990
Sanderson Farms, Inc.	7	1,316
Seneca Foods Corp. Class A (a)	55	2,809
Simply Good Foods Co. (a)	324	11,829
Tootsie Roll Industries, Inc.	7	237
TreeHouse Foods, Inc. (a)	6	267
Tyson Foods, Inc. Class A	286	21,095
		421,718
GAS UTILITIES — 0.1%
Atmos Energy Corp.	50	4,805
Chesapeake Utilities Corp.	37	4,452
National Fuel Gas Co.	143	7,472
New Jersey Resources Corp.	44	1,741
Northwest Natural Holding Co.	22	1,155
ONE Gas, Inc.	52	3,854
South Jersey Industries, Inc.	41	1,063
Southwest Gas Holdings, Inc.	41	2,714
Spire, Inc.	39	2,819

See accompanying notes to financial statements.
70

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
UGI Corp.	473	$ 21,905
		51,980
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	2,867	332,371
ABIOMED, Inc. (a)	142	44,320
Align Technology, Inc. (a)	303	185,133
AngioDynamics, Inc. (a)	86	2,333
Avanos Medical, Inc. (a)	224	8,147
Baxter International, Inc.	55	4,428
Becton Dickinson and Co.	31	7,539
Boston Scientific Corp. (a)	153	6,542
Cardiovascular Systems, Inc. (a)	17	725
CONMED Corp.	103	14,155
Cooper Cos., Inc.	90	35,664
CryoLife, Inc. (a)	71	2,016
Cutera, Inc. (a)	1	49
Danaher Corp.	1,299	348,600
DENTSPLY SIRONA, Inc.	544	34,413
DexCom, Inc. (a)	31	13,237
Edwards Lifesciences Corp. (a)	337	34,903
Glaukos Corp. (a)	161	13,658
Globus Medical, Inc. Class A (a)	108	8,373
Haemonetics Corp. (a)	5	333
Heska Corp. (a)	27	6,203
Hill-Rom Holdings, Inc.	47	5,339
Hologic, Inc. (a)	639	42,634
ICU Medical, Inc. (a)	2	412
IDEXX Laboratories, Inc. (a)	304	191,991
Inogen, Inc. (a)	1	65
Integer Holdings Corp. (a)	31	2,920
Integra LifeSciences Holdings Corp. (a)	160	10,918
Intuitive Surgical, Inc. (a)	292	268,535
Lantheus Holdings, Inc. (a)	210	5,804
LivaNova PLC (a)	100	8,411
Masimo Corp. (a)	16	3,879
Medtronic PLC	1,309	162,486
Meridian Bioscience, Inc. (a)	155	3,438
Merit Medical Systems, Inc. (a)	203	13,126
Natus Medical, Inc. (a)	3	78
Neogen Corp. (a)	289	13,306
NuVasive, Inc. (a)	22	1,491
OraSure Technologies, Inc. (a)	244	2,474
Orthofix Medical, Inc. (a)	23	923
Penumbra, Inc. (a)	91	24,940
Quidel Corp. (a) (b)	4	513
ResMed, Inc.	173	42,648
STAAR Surgical Co. (a)	196	29,890
STERIS PLC	179	36,928
Stryker Corp.	530	137,657
Tactile Systems Technology, Inc. (a)	2	104
Teleflex, Inc.	45	18,081
Varex Imaging Corp. (a)	3	80
West Pharmaceutical Services, Inc.	184	66,074
Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	381	$ 61,272
		2,259,559
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Acadia Healthcare Co., Inc. (a)	367	23,029
Addus HomeCare Corp. (a)	55	4,798
Amedisys, Inc. (a)	74	18,125
AmerisourceBergen Corp.	270	30,912
AMN Healthcare Services, Inc. (a)	137	13,286
Anthem, Inc.	344	131,339
Cardinal Health, Inc.	349	19,924
Centene Corp. (a)	63	4,595
Chemed Corp.	9	4,271
Cigna Corp.	342	81,078
Community Health Systems, Inc. (a)	600	9,264
CorVel Corp. (a)	7	940
Covetrus, Inc. (a)	537	14,499
CVS Health Corp.	1,273	106,219
DaVita, Inc. (a)	148	17,824
Encompass Health Corp.	170	13,265
Ensign Group, Inc.	191	16,554
Fulgent Genetics, Inc. (a) (b)	68	6,272
Hanger, Inc. (a)	71	1,795
HCA Healthcare, Inc.	944	195,163
HealthEquity, Inc. (a)	113	9,094
Henry Schein, Inc. (a)	182	13,503
Humana, Inc.	70	30,990
Laboratory Corp. of America Holdings (a)	284	78,341
LHC Group, Inc. (a)	78	15,620
Magellan Health, Inc. (a)	53	4,993
McKesson Corp.	326	62,344
MEDNAX, Inc. (a)	305	9,196
ModivCare, Inc. (a)	50	8,503
Molina Healthcare, Inc. (a)	131	33,151
Owens & Minor, Inc.	406	17,186
Patterson Cos., Inc.	285	8,661
Pennant Group, Inc. (a)	168	6,871
Quest Diagnostics, Inc.	101	13,329
R1 RCM, Inc. (a)	536	11,921
RadNet, Inc. (a)	96	3,234
Select Medical Holdings Corp.	431	18,214
Tenet Healthcare Corp. (a)	447	29,945
Tivity Health, Inc. (a)	160	4,210
UnitedHealth Group, Inc.	1,326	530,983
Universal Health Services, Inc. Class B	93	13,618
		1,637,059
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	735	13,605
Cerner Corp.	33	2,579
Computer Programs & Systems, Inc.	27	897
NextGen Healthcare, Inc. (a)	99	1,643

See accompanying notes to financial statements.
71

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Omnicell, Inc. (a)	176	$ 26,655
Simulations Plus, Inc. (b)	66	3,624
Tabula Rasa HealthCare, Inc. (a)	23	1,150
		50,153
HOTELS, RESTAURANTS & LEISURE — 2.3%
BJ's Restaurants, Inc. (a)	98	4,816
Bloomin' Brands, Inc. (a)	321	8,712
Booking Holdings, Inc. (a)	119	260,383
Boyd Gaming Corp. (a)	330	20,292
Brinker International, Inc. (a)	162	10,020
Caesars Entertainment, Inc. (a)	876	90,885
Carnival Corp. (a)	2,496	65,794
Cheesecake Factory, Inc. (a)	177	9,590
Chipotle Mexican Grill, Inc. (a)	82	127,128
Choice Hotels International, Inc.	74	8,796
Churchill Downs, Inc.	120	23,791
Cracker Barrel Old Country Store, Inc.	84	12,471
Darden Restaurants, Inc.	492	71,827
Dave & Buster's Entertainment, Inc. (a)	200	8,120
Dine Brands Global, Inc. (a)	79	7,051
Domino's Pizza, Inc.	4	1,866
Expedia Group, Inc. (a)	582	95,279
Hilton Worldwide Holdings, Inc. (a)	809	97,582
Jack in the Box, Inc.	54	6,018
Las Vegas Sands Corp. (a)	390	20,549
Marriott International, Inc. Class A (a)	775	105,803
Marriott Vacations Worldwide Corp. (a)	164	26,125
McDonald's Corp.	724	167,237
MGM Resorts International	1,639	69,903
Norwegian Cruise Line Holdings, Ltd. (a)	1,215	35,733
Papa John's International, Inc.	32	3,342
Penn National Gaming, Inc. (a)	626	47,883
Royal Caribbean Cruises, Ltd. (a)	827	70,526
Ruth's Hospitality Group, Inc. (a)	52	1,197
Scientific Games Corp. Class A (a)	229	17,734
Shake Shack, Inc. Class A (a)	145	15,518
Six Flags Entertainment Corp. (a)	303	13,114
Starbucks Corp.	2,922	326,709
Texas Roadhouse, Inc.	261	25,108
Travel + Leisure Co.	362	21,521
Wendy's Co.	19	445
Wingstop, Inc.	16	2,522
Wyndham Hotels & Resorts, Inc.	352	25,446
Wynn Resorts, Ltd. (a)	261	31,920
Yum! Brands, Inc.	441	50,728
		2,009,484
HOUSEHOLD DURABLES — 0.9%
Cavco Industries, Inc. (a)	9	2,000
Century Communities, Inc.	119	7,918
D.R. Horton, Inc.	1,250	112,962
Security Description	Shares	Value
Ethan Allen Interiors, Inc.	129	$ 3,560
Garmin, Ltd.	468	67,692
Helen of Troy, Ltd. (a)	55	12,547
Installed Building Products, Inc.	89	10,890
iRobot Corp. (a)	141	13,168
KB Home	317	12,908
La-Z-Boy, Inc.	154	5,704
Leggett & Platt, Inc.	244	12,642
Lennar Corp. Class A	1,096	108,888
LGI Homes, Inc. (a)	92	14,898
M/I Homes, Inc. (a)	93	5,456
MDC Holdings, Inc.	189	9,563
Meritage Homes Corp. (a)	134	12,607
Mohawk Industries, Inc. (a)	236	45,357
Newell Brands, Inc.	1,508	41,425
NVR, Inc. (a)	9	44,760
PulteGroup, Inc.	1,004	54,788
Taylor Morrison Home Corp. (a)	514	13,580
Tempur Sealy International, Inc.	804	31,509
Toll Brothers, Inc.	471	27,229
TopBuild Corp. (a)	147	29,074
Tri Pointe Homes, Inc. (a)	359	7,693
Tupperware Brands Corp. (a)	271	6,436
Universal Electronics, Inc. (a)	5	242
Whirlpool Corp.	251	54,723
		770,219
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. Class A (a)	143	6,907
Church & Dwight Co., Inc.	291	24,799
Clorox Co.	41	7,376
Colgate-Palmolive Co.	458	37,258
Energizer Holdings, Inc.	73	3,138
Kimberly-Clark Corp.	36	4,816
Procter & Gamble Co.	1,860	250,970
WD-40 Co.	55	14,096
		349,360
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	2,667	69,529
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	812	161,288
Carlisle Cos., Inc.	109	20,860
General Electric Co.	33,109	445,647
Honeywell International, Inc.	2,026	444,403
Raven Industries, Inc.	154	8,909
Roper Technologies, Inc.	79	37,146
		1,118,253
INSURANCE — 2.1%
Aflac, Inc.	1,450	77,807
Alleghany Corp. (a)	12	8,005
Allstate Corp.	162	21,131
American Equity Investment Life Holding Co.	213	6,884

See accompanying notes to financial statements.
72

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
American Financial Group, Inc.	249	$ 31,055
American International Group, Inc.	3,265	155,414
AMERISAFE, Inc.	45	2,686
Aon PLC Class A	415	99,085
Arthur J Gallagher & Co.	598	83,768
Assurant, Inc.	119	18,585
Assured Guaranty, Ltd.	190	9,021
Brighthouse Financial, Inc. (a)	311	14,163
Brown & Brown, Inc.	345	18,333
Chubb, Ltd.	1,117	177,536
Cincinnati Financial Corp.	437	50,963
CNO Financial Group, Inc.	326	7,700
eHealth, Inc. (a)	48	2,803
Employers Holdings, Inc.	32	1,370
Everest Re Group, Ltd.	99	24,949
First American Financial Corp.	120	7,482
Genworth Financial, Inc. Class A (a)	298	1,162
Globe Life, Inc.	70	6,668
Hanover Insurance Group, Inc.	59	8,003
Hartford Financial Services Group, Inc.	1,273	78,888
Horace Mann Educators Corp.	44	1,647
James River Group Holdings, Ltd.	43	1,613
Kemper Corp.	63	4,656
Kinsale Capital Group, Inc.	53	8,733
Lincoln National Corp.	643	40,406
Loews Corp.	563	30,768
Marsh & McLennan Cos., Inc.	603	84,830
Mercury General Corp.	77	5,001
MetLife, Inc.	2,677	160,218
Old Republic International Corp.	702	17,487
Palomar Holdings, Inc. (a)	12	906
Primerica, Inc.	77	11,792
Principal Financial Group, Inc.	903	57,061
ProAssurance Corp.	5	114
Progressive Corp.	822	80,729
Prudential Financial, Inc.	1,157	118,558
Reinsurance Group of America, Inc.	66	7,524
RenaissanceRe Holdings, Ltd.	21	3,125
RLI Corp.	91	9,518
Safety Insurance Group, Inc.	19	1,487
Selective Insurance Group, Inc.	149	12,091
Stewart Information Services Corp.	108	6,123
Travelers Cos., Inc.	680	101,803
Trupanion, Inc. (a)	179	20,603
United Fire Group, Inc.	28	776
Universal Insurance Holdings, Inc.	55	763
Unum Group	638	18,119
Willis Towers Watson PLC	181	41,634
WR Berkley Corp.	287	21,361
		1,782,907
INTERACTIVE MEDIA & SERVICES — 7.0%
Alphabet, Inc. Class A (a)	811	1,980,292
Alphabet, Inc. Class C (a)	769	1,927,360
Facebook, Inc. Class A (a)	5,450	1,895,020
Security Description	Shares	Value
QuinStreet, Inc. (a)	147	$ 2,731
TripAdvisor, Inc. (a)	406	16,362
Twitter, Inc. (a)	3,187	219,297
Yelp, Inc. (a)	251	10,030
		6,051,092
INTERNET & DIRECT MARKETING RETAIL — 2.3%
Amazon.com, Inc. (a)	509	1,751,042
eBay, Inc.	1,883	132,206
Etsy, Inc. (a)	530	109,095
PetMed Express, Inc. (b)	120	3,822
Shutterstock, Inc.	77	7,559
Stamps.com, Inc. (a)	22	4,406
		2,008,130
IT SERVICES — 3.8%
Accenture PLC Class A	1,574	463,999
Akamai Technologies, Inc. (a)	18	2,099
Alliance Data Systems Corp.	198	20,630
Automatic Data Processing, Inc.	692	137,445
Broadridge Financial Solutions, Inc.	212	34,244
Cognizant Technology Solutions Corp. Class A	1,088	75,355
Concentrix Corp. (a)	5	804
CSG Systems International, Inc.	24	1,132
DXC Technology Co. (a)	907	35,318
EVERTEC, Inc.	137	5,980
ExlService Holdings, Inc. (a)	83	8,820
Fidelity National Information Services, Inc.	201	28,476
Fiserv, Inc. (a)	311	33,243
FleetCor Technologies, Inc. (a)	32	8,194
Gartner, Inc. (a)	239	57,886
Global Payments, Inc.	287	53,824
International Business Machines Corp.	482	70,656
Jack Henry & Associates, Inc.	8	1,308
LiveRamp Holdings, Inc. (a)	137	6,418
Mastercard, Inc. Class A	1,230	449,061
MAXIMUS, Inc.	113	9,941
Paychex, Inc.	797	85,518
PayPal Holdings, Inc. (a)	4,441	1,294,463
Perficient, Inc. (a)	78	6,273
Sabre Corp. (a) (b)	1,267	15,812
Sykes Enterprises, Inc. (a)	98	5,263
TTEC Holdings, Inc.	94	9,690
Unisys Corp. (a)	326	8,251
VeriSign, Inc. (a)	11	2,505
Visa, Inc. Class A	1,280	299,290
Western Union Co.	754	17,319
WEX, Inc. (a)	129	25,013
		3,274,230
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	311	30,982
Callaway Golf Co. (a)	387	13,054
Hasbro, Inc.	262	24,764

See accompanying notes to financial statements.
73

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Mattel, Inc. (a)	1,390	$ 27,939
Polaris, Inc.	220	30,131
Sturm Ruger & Co., Inc.	73	6,569
Vista Outdoor, Inc. (a)	326	15,087
YETI Holdings, Inc. (a)	316	29,015
		177,541
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	953	140,863
Bio-Rad Laboratories, Inc. Class A (a)	30	19,329
Bio-Techne Corp.	130	58,534
Charles River Laboratories International, Inc. (a)	199	73,614
Illumina, Inc. (a)	110	52,053
IQVIA Holdings, Inc. (a)	351	85,054
Luminex Corp.	5	184
Medpace Holdings, Inc. (a)	121	21,372
Mettler-Toledo International, Inc. (a)	68	94,203
NeoGenomics, Inc. (a)	416	18,791
PerkinElmer, Inc.	254	39,220
PRA Health Sciences, Inc. (a)	180	29,738
Repligen Corp. (a)	159	31,740
Syneos Health, Inc. (a)	146	13,065
Thermo Fisher Scientific, Inc.	807	407,107
Waters Corp. (a)	154	53,224
		1,138,091
MACHINERY — 2.9%
AGCO Corp.	253	32,986
Alamo Group, Inc.	21	3,206
Albany International Corp. Class A	96	8,569
Astec Industries, Inc.	99	6,231
Barnes Group, Inc.	54	2,768
Caterpillar, Inc.	2,177	473,781
Chart Industries, Inc. (a)	175	25,606
CIRCOR International, Inc. (a)	7	228
Colfax Corp. (a)	386	17,683
Crane Co.	176	16,257
Cummins, Inc.	431	105,082
Deere & Co.	1,318	464,872
Donaldson Co., Inc.	216	13,722
Dover Corp.	357	53,764
Enerpac Tool Group Corp.	23	612
EnPro Industries, Inc.	68	6,606
ESCO Technologies, Inc.	55	5,160
Federal Signal Corp.	114	4,586
Flowserve Corp.	295	11,894
Fortive Corp.	547	38,148
Franklin Electric Co., Inc.	116	9,352
Graco, Inc.	492	37,244
Greenbrier Cos., Inc.	136	5,927
Hillenbrand, Inc.	290	12,783
IDEX Corp.	156	34,328
Illinois Tool Works, Inc.	591	132,124
Ingersoll Rand, Inc. (a)	1,247	60,866
ITT, Inc.	308	28,210
Security Description	Shares	Value
John Bean Technologies Corp.	113	$ 16,116
Kennametal, Inc.	211	7,579
Lincoln Electric Holdings, Inc.	213	28,054
Lindsay Corp.	23	3,801
Lydall, Inc. (a)	2	121
Meritor, Inc. (a)	222	5,199
Middleby Corp. (a)	234	40,543
Mueller Industries, Inc.	166	7,189
Nordson Corp.	52	11,415
Oshkosh Corp.	244	30,412
Otis Worldwide Corp.	748	61,164
PACCAR, Inc.	710	63,367
Parker-Hannifin Corp.	515	158,162
Pentair PLC	627	42,316
Proto Labs, Inc. (a)	21	1,928
Snap-on, Inc.	205	45,803
SPX Corp. (a)	83	5,070
SPX FLOW, Inc.	153	9,982
Standex International Corp.	47	4,461
Stanley Black & Decker, Inc.	608	124,634
Tennant Co.	19	1,517
Terex Corp.	268	12,762
Timken Co.	279	22,485
Toro Co.	337	37,030
Trinity Industries, Inc.	346	9,304
Wabash National Corp.	30	480
Watts Water Technologies, Inc. Class A	76	11,089
Westinghouse Air Brake Technologies Corp.	402	33,085
Woodward, Inc.	234	28,754
Xylem, Inc.	447	53,622
		2,490,039
MARINE — 0.0% (d)
Kirby Corp. (a)	5	303
Matson, Inc.	188	12,032
		12,335
MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	67	4,476
Cable One, Inc.	1	1,913
Charter Communications, Inc. Class A (a)	137	98,839
Comcast Corp. Class A	11,344	646,835
Discovery, Inc. Class A (a) (b)	614	18,837
Discovery, Inc. Class C (a)	1,031	29,878
DISH Network Corp. Class A (a)	614	25,665
EW Scripps Co. Class A	177	3,609
Fox Corp. Class A	758	28,145
Fox Corp. Class B	315	11,088
Gannett Co., Inc. (a)	94	516
Interpublic Group of Cos., Inc.	1,391	45,194
John Wiley & Sons, Inc. Class A	108	6,499
Meredith Corp. (a)	86	3,736
New York Times Co. Class A	422	18,378
News Corp. Class A	1,646	42,417

See accompanying notes to financial statements.
74

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
News Corp. Class B	486	$ 11,834
Omnicom Group, Inc.	394	31,516
TechTarget, Inc. (a)	144	11,159
TEGNA, Inc.	782	14,670
ViacomCBS, Inc. Class B	2,471	111,689
		1,166,893
METALS & MINING — 0.7%
Allegheny Technologies, Inc. (a)	534	11,134
Arconic Corp. (a)	537	19,128
Carpenter Technology Corp.	181	7,280
Century Aluminum Co. (a)	155	1,998
Cleveland-Cliffs, Inc. (a) (b)	1,931	41,632
Commercial Metals Co.	479	14,715
Compass Minerals International, Inc.	26	1,541
Freeport-McMoRan, Inc.	6,137	227,744
Kaiser Aluminum Corp.	46	5,681
Materion Corp.	44	3,315
Newmont Corp.	86	5,451
Nucor Corp.	1,190	114,157
Reliance Steel & Aluminum Co.	226	34,103
Royal Gold, Inc.	41	4,678
Steel Dynamics, Inc.	800	47,680
SunCoke Energy, Inc.	25	178
TimkenSteel Corp. (a)	86	1,217
United States Steel Corp.	1,136	27,264
Worthington Industries, Inc.	147	8,993
		577,889
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
Apollo Commercial Real Estate Finance, Inc. REIT	486	7,752
ARMOUR Residential REIT, Inc.	55	628
Granite Point Mortgage Trust, Inc. REIT	43	634
Invesco Mortgage Capital, Inc. REIT (b)	503	1,962
New York Mortgage Trust, Inc. REIT	726	3,245
PennyMac Mortgage Investment Trust REIT	391	8,235
Redwood Trust, Inc. REIT	476	5,745
		28,201
MULTI-UTILITIES — 0.2%
Ameren Corp.	137	10,966
Avista Corp.	48	2,048
Black Hills Corp.	26	1,707
CenterPoint Energy, Inc.	1,131	27,732
CMS Energy Corp.	94	5,554
Consolidated Edison, Inc.	46	3,299
Dominion Energy, Inc.	87	6,401
DTE Energy Co.	355	46,008
MDU Resources Group, Inc.	498	15,607
NiSource, Inc.	42	1,029
NorthWestern Corp.	38	2,288
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	491	$ 29,332
Sempra Energy	163	21,594
WEC Energy Group, Inc.	102	9,073
		182,638
MULTILINE RETAIL — 0.7%
Big Lots, Inc.	135	8,911
Dollar General Corp.	132	28,563
Dollar Tree, Inc. (a)	533	53,034
Kohl's Corp.	663	36,538
Macy's, Inc. (a)	1,307	24,781
Nordstrom, Inc. (a)	435	15,908
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	80	6,730
Target Corp.	1,892	457,372
		631,837
OIL, GAS & CONSUMABLE FUELS — 2.1%
Antero Midstream Corp.	1,406	14,608
APA Corp.	775	16,763
Cabot Oil & Gas Corp.	43	751
Callon Petroleum Co. (a)	194	11,192
Chevron Corp.	1,455	152,397
Cimarex Energy Co.	433	31,371
CNX Resources Corp. (a)	450	6,147
ConocoPhillips	1,900	115,710
CONSOL Energy, Inc. (a)	166	3,066
Devon Energy Corp.	2,237	65,298
Diamondback Energy, Inc.	644	60,465
EOG Resources, Inc.	1,700	141,848
EQT Corp. (a)	331	7,368
Equitrans Midstream Corp.	32	272
Exxon Mobil Corp.	5,937	374,506
Green Plains, Inc. (b)	69	2,320
Hess Corp.	678	59,203
HollyFrontier Corp.	28	921
Kinder Morgan, Inc.	1,470	26,798
Marathon Oil Corp.	2,810	38,272
Marathon Petroleum Corp.	2,318	140,053
Matador Resources Co.	462	16,637
Murphy Oil Corp.	358	8,334
Occidental Petroleum Corp.	2,443	76,393
ONEOK, Inc.	1,681	93,531
PBF Energy, Inc. Class A (a)	69	1,056
PDC Energy, Inc.	420	19,232
Penn Virginia Corp. (a)	23	543
Phillips 66	330	28,321
Pioneer Natural Resources Co.	826	134,241
Range Resources Corp. (a)	1,192	19,978
Renewable Energy Group, Inc. (a)	221	13,777
SM Energy Co.	449	11,059
Southwestern Energy Co. (a)	1,467	8,318
Valero Energy Corp.	309	24,127
Williams Cos., Inc.	1,964	52,144
World Fuel Services Corp.	143	4,537
		1,781,557

See accompanying notes to financial statements.
75

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.0% (d)
Clearwater Paper Corp. (a)	93	$ 2,694
Domtar Corp. (a)	160	8,793
Glatfelter Corp.	63	880
Louisiana-Pacific Corp.	448	27,010
Neenah, Inc.	5	251
Schweitzer-Mauduit International, Inc.	15	606
		40,234
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (a)	888	8,294
Edgewell Personal Care Co.	193	8,473
elf Beauty, Inc. (a)	153	4,152
Estee Lauder Cos., Inc. Class A	719	228,700
Inter Parfums, Inc.	27	1,944
Medifast, Inc.	49	13,866
Nu Skin Enterprises, Inc. Class A	251	14,219
USANA Health Sciences, Inc. (a)	32	3,278
		282,926
PHARMACEUTICALS — 0.8%
ANI Pharmaceuticals, Inc. (a)	51	1,788
Bristol-Myers Squibb Co.	725	48,445
Catalent, Inc. (a)	422	45,627
Corcept Therapeutics, Inc. (a)	543	11,946
Eli Lilly & Co.	773	177,419
Endo International PLC (a)	790	3,697
Innoviva, Inc. (a)	120	1,609
Jazz Pharmaceuticals PLC (a)	134	23,804
Johnson & Johnson	1,418	233,601
Merck & Co., Inc.	273	21,231
Nektar Therapeutics (a)	163	2,797
Organon & Co. (a)	27	817
Pacira BioSciences, Inc. (a)	153	9,284
Perrigo Co. PLC	19	871
Pfizer, Inc.	602	23,574
Phibro Animal Health Corp. Class A	2	58
Prestige Consumer Healthcare, Inc. (a)	20	1,042
Supernus Pharmaceuticals, Inc. (a)	5	154
Viatris, Inc.	459	6,559
Zoetis, Inc.	461	85,912
		700,235
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	212	20,549
CACI International, Inc. Class A (a)	3	765
Equifax, Inc.	197	47,183
Exponent, Inc.	138	12,311
FTI Consulting, Inc. (a)	46	6,284
Heidrick & Struggles International, Inc.	45	2,005
IHS Markit, Ltd.	925	104,211
Insperity, Inc.	127	11,477
Jacobs Engineering Group, Inc.	379	50,566
KBR, Inc.	532	20,296
Security Description	Shares	Value
Korn Ferry	216	$ 15,671
Leidos Holdings, Inc.	14	1,415
ManpowerGroup, Inc.	83	9,870
ManTech International Corp. Class A	16	1,385
Nielsen Holdings PLC	1,274	31,430
Resources Connection, Inc.	176	2,527
Robert Half International, Inc.	378	33,631
Science Applications International Corp.	6	526
Verisk Analytics, Inc.	88	15,375
		387,477
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	1,267	108,620
Jones Lang LaSalle, Inc. (a)	171	33,423
Marcus & Millichap, Inc. (a)	2	78
Realogy Holdings Corp. (a)	514	9,365
St. Joe Co.	162	7,227
		158,713
ROAD & RAIL — 1.2%
ArcBest Corp.	86	5,004
Avis Budget Group, Inc. (a)	217	16,902
CSX Corp.	5,796	185,936
Heartland Express, Inc.	24	411
JB Hunt Transport Services, Inc.	287	46,767
Kansas City Southern	363	102,863
Knight-Swift Transportation Holdings, Inc.	172	7,819
Landstar System, Inc.	99	15,644
Marten Transport, Ltd.	260	4,288
Norfolk Southern Corp.	734	194,811
Old Dominion Freight Line, Inc.	300	76,140
Ryder System, Inc.	208	15,461
Saia, Inc. (a)	111	23,253
Union Pacific Corp.	1,372	301,744
Werner Enterprises, Inc.	156	6,945
		1,003,988
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.3%
Advanced Micro Devices, Inc. (a)	3,006	282,354
Amkor Technology, Inc.	451	10,675
Analog Devices, Inc.	916	157,699
Applied Materials, Inc.	3,862	549,949
Axcelis Technologies, Inc. (a)	55	2,223
Broadcom, Inc.	1,454	693,325
Brooks Automation, Inc.	296	28,203
CEVA, Inc. (a)	92	4,352
Cirrus Logic, Inc. (a)	31	2,639
CMC Materials, Inc.	72	10,853
Cohu, Inc. (a)	193	7,100
Cree, Inc. (a)	485	47,496
Diodes, Inc. (a)	152	12,125
DSP Group, Inc. (a)	29	429
Enphase Energy, Inc. (a)	572	105,036

See accompanying notes to financial statements.
76

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
First Solar, Inc. (a)	338	$ 30,592
FormFactor, Inc. (a)	361	13,162
Ichor Holdings, Ltd. (a)	112	6,026
Intel Corp.	1,315	73,824
KLA Corp.	615	199,389
Kulicke & Soffa Industries, Inc.	248	15,178
Lam Research Corp.	571	371,550
Maxim Integrated Products, Inc.	897	94,508
MaxLinear, Inc. (a) (b)	383	16,274
Microchip Technology, Inc.	959	143,601
Micron Technology, Inc. (a)	4,289	364,479
MKS Instruments, Inc.	228	40,573
Monolithic Power Systems, Inc.	153	57,138
NVIDIA Corp.	2,355	1,884,235
NXP Semiconductors NV	1,106	227,526
Onto Innovation, Inc. (a)	196	14,316
PDF Solutions, Inc. (a)	169	3,072
Photronics, Inc. (a)	215	2,840
Power Integrations, Inc.	175	14,360
Qorvo, Inc. (a)	428	83,738
QUALCOMM, Inc.	4,044	578,009
Rambus, Inc. (a)	177	4,197
Semtech Corp. (a)	175	12,040
Silicon Laboratories, Inc. (a)	135	20,689
Skyworks Solutions, Inc.	587	112,557
SolarEdge Technologies, Inc. (a)	217	59,972
Synaptics, Inc. (a)	143	22,248
Teradyne, Inc.	630	84,395
Texas Instruments, Inc.	2,880	553,824
Ultra Clean Holdings, Inc. (a)	145	7,789
Universal Display Corp.	132	29,348
Veeco Instruments, Inc. (a)	69	1,659
Xilinx, Inc.	557	80,564
		7,138,130
SOFTWARE — 6.9%
8x8, Inc. (a)	551	15,296
ACI Worldwide, Inc. (a)	232	8,616
Adobe, Inc. (a)	879	514,778
Agilysys, Inc. (a)	27	1,535
Alarm.com Holdings, Inc. (a)	232	19,650
ANSYS, Inc. (a)	122	42,341
Autodesk, Inc. (a)	546	159,377
Blackbaud, Inc. (a)	68	5,207
Bottomline Technologies DE, Inc. (a)	71	2,633
Cadence Design Systems, Inc. (a)	933	127,653
CDK Global, Inc.	250	12,423
Ceridian HCM Holding, Inc. (a)	297	28,488
Citrix Systems, Inc.	13	1,525
CommVault Systems, Inc. (a)	132	10,318
Ebix, Inc.	2	68
Fair Isaac Corp. (a)	60	30,161
Fortinet, Inc. (a)	482	114,808
InterDigital, Inc.	23	1,680
Intuit, Inc.	621	304,396
J2 Global, Inc. (a)	105	14,443
Security Description	Shares	Value
LivePerson, Inc. (a) (b)	257	$ 16,253
Manhattan Associates, Inc. (a)	191	27,664
Microsoft Corp.	12,205	3,306,334
MicroStrategy, Inc. Class A (a) (b)	39	25,916
NortonLifeLock, Inc.	63	1,715
OneSpan, Inc. (a)	121	3,090
Oracle Corp.	3,401	264,734
Paycom Software, Inc. (a)	111	40,345
Paylocity Holding Corp. (a)	109	20,797
Progress Software Corp.	99	4,579
PTC, Inc. (a)	433	61,166
Qualys, Inc. (a)	4	403
SailPoint Technologies Holding, Inc. (a)	473	24,156
salesforce.com, Inc. (a)	1,287	314,375
ServiceNow, Inc. (a)	444	244,000
SPS Commerce, Inc. (a)	128	12,781
Synopsys, Inc. (a)	444	122,451
Teradata Corp. (a)	318	15,890
Tyler Technologies, Inc. (a)	66	29,856
Vonage Holdings Corp. (a)	536	7,724
Xperi Holding Corp.	377	8,384
		5,968,009
SPECIALTY RETAIL — 3.0%
Abercrombie & Fitch Co. Class A (a)	225	10,447
Advance Auto Parts, Inc.	170	34,874
American Eagle Outfitters, Inc. (b)	576	21,617
America's Car-Mart, Inc. (a)	31	4,393
Asbury Automotive Group, Inc. (a)	78	13,367
AutoNation, Inc. (a)	274	25,978
AutoZone, Inc. (a)	47	70,134
Bed Bath & Beyond, Inc. (a)	510	16,978
Best Buy Co., Inc.	622	71,517
Boot Barn Holdings, Inc. (a)	122	10,254
Buckle, Inc.	60	2,985
Caleres, Inc.	201	5,485
CarMax, Inc. (a)	579	74,778
Children's Place, Inc. (a)	58	5,397
Designer Brands, Inc. Class A (a)	145	2,400
Dick's Sporting Goods, Inc.	277	27,753
Five Below, Inc. (a)	230	44,452
Foot Locker, Inc.	416	25,638
GameStop Corp. Class A (a)	230	49,252
Gap, Inc.	866	29,141
Genesco, Inc. (a)	53	3,375
Group 1 Automotive, Inc.	52	8,030
Guess?, Inc.	54	1,426
Haverty Furniture Cos., Inc.	130	5,559
Hibbett, Inc. (a)	101	9,053
Home Depot, Inc.	2,412	769,163
L Brands, Inc.	983	70,835
Lithia Motors, Inc.	126	43,299
Lowe's Cos., Inc.	2,672	518,288
Lumber Liquidators Holdings, Inc. (a)	154	3,249

See accompanying notes to financial statements.
77

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
MarineMax, Inc. (a)	110	$ 5,361
Monro, Inc.	4	254
Murphy USA, Inc.	55	7,335
ODP Corp. (a)	188	9,026
O'Reilly Automotive, Inc. (a)	98	55,489
Rent-A-Center, Inc.	251	13,321
RH (a)	69	46,851
Ross Stores, Inc.	616	76,384
Sally Beauty Holdings, Inc. (a)	450	9,931
Signet Jewelers, Ltd. (a)	220	17,774
Sleep Number Corp. (a)	121	13,304
Sonic Automotive, Inc. Class A	88	3,937
TJX Cos., Inc.	2,202	148,459
Tractor Supply Co.	414	77,029
Ulta Beauty, Inc. (a)	128	44,258
Urban Outfitters, Inc. (a)	273	11,253
Williams-Sonoma, Inc.	324	51,727
Zumiez, Inc. (a)	84	4,115
		2,574,925
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.8%
3D Systems Corp. (a)	522	20,864
Apple, Inc.	52,522	7,193,413
Diebold Nixdorf, Inc. (a)	329	4,224
Hewlett Packard Enterprise Co.	3,791	55,273
HP, Inc.	4,801	144,942
NCR Corp. (a) (b)	491	22,395
NetApp, Inc.	793	64,883
Seagate Technology Holdings PLC	585	51,439
Western Digital Corp. (a)	760	54,089
Xerox Holdings Corp.	342	8,034
		7,619,556
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Capri Holdings, Ltd. (a)	580	33,170
Carter's, Inc.	55	5,674
Columbia Sportswear Co.	76	7,475
Crocs, Inc. (a)	315	36,704
Deckers Outdoor Corp. (a)	117	44,936
Fossil Group, Inc. (a)	43	614
G-III Apparel Group, Ltd. (a)	183	6,014
Hanesbrands, Inc. (b)	1,392	25,989
Kontoor Brands, Inc. (b)	198	11,169
NIKE, Inc. Class B	3,430	529,901
Oxford Industries, Inc.	67	6,622
PVH Corp. (a)	284	30,556
Ralph Lauren Corp.	151	17,789
Skechers U.S.A., Inc. Class A (a)	339	16,892
Steven Madden, Ltd.	192	8,402
Tapestry, Inc. (a)	1,169	50,828
Under Armour, Inc. Class A (a)	753	15,926
Under Armour, Inc. Class C (a)	778	14,448
VF Corp.	728	59,725
Wolverine World Wide, Inc.	311	10,462
		933,296
Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	184	$ 8,536
Essent Group, Ltd.	402	18,070
Flagstar Bancorp, Inc.	129	5,453
HomeStreet, Inc.	27	1,100
Meta Financial Group, Inc.	136	6,886
MGIC Investment Corp.	1,278	17,381
Mr Cooper Group, Inc. (a)	339	11,207
New York Community Bancorp, Inc.	649	7,152
NMI Holdings, Inc. Class A (a)	304	6,834
Northwest Bancshares, Inc.	316	4,310
Provident Financial Services, Inc.	227	5,196
TrustCo Bank Corp.	28	963
Walker & Dunlop, Inc.	112	11,690
Washington Federal, Inc.	31	985
WSFS Financial Corp.	169	7,874
		113,637
TOBACCO — 0.4%
Altria Group, Inc.	3,811	181,709
Philip Morris International, Inc.	1,847	183,056
Universal Corp.	31	1,766
Vector Group, Ltd.	258	3,648
		370,179
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	109	9,925
Boise Cascade Co.	106	6,185
Fastenal Co.	1,301	67,652
GATX Corp.	85	7,520
GMS, Inc. (a)	171	8,232
MSC Industrial Direct Co., Inc. Class A	164	14,716
NOW, Inc. (a)	234	2,221
United Rentals, Inc. (a)	304	96,979
Univar Solutions, Inc. (a)	420	10,239
W.W. Grainger, Inc.	109	47,742
Watsco, Inc.	103	29,524
		300,935
WATER UTILITIES — 0.0% (d)
American States Water Co.	26	2,069
American Water Works Co., Inc.	215	33,138
California Water Service Group	21	1,166
Essential Utilities, Inc.	72	3,290
		39,663
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	72	3,493
Spok Holdings, Inc.	27	260
Telephone & Data Systems, Inc.	52	1,178
T-Mobile US, Inc. (a)	1,324	191,755
		196,686
TOTAL COMMON STOCKS (Cost $69,605,514)		86,151,294

See accompanying notes to financial statements.
78

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	103,203	$ 103,234
State Street Navigator Securities Lending Portfolio II (c) (g)	163,201	163,201
TOTAL SHORT-TERM INVESTMENTS (Cost $266,435)		266,435
TOTAL INVESTMENTS — 100.1% (Cost $69,871,949)		86,417,729
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(128,232)
NET ASSETS — 100.0%		$ 86,289,497

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$86,151,294	$—	$—	$86,151,294
Short-Term Investments	266,435	—	—	266,435
TOTAL INVESTMENTS	$86,417,729	$—	$—	$86,417,729
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	477	$ 30,313	$ 71,012	$ 50,671	$1,082	$7,588	721	$ 59,324	$1,148
State Street Institutional Liquid Reserves Fund, Premier Class	47,960	47,979	1,721,041	1,665,772	(11)	(3)	103,203	103,234	74
State Street Navigator Securities Lending Portfolio II	56,790	56,790	1,229,094	1,122,683	—	—	163,201	163,201	1,639
Total		$135,082	$3,021,147	$2,839,126	$1,071	$7,585		$325,759	$2,861
See accompanying notes to financial statements.
79

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
Lockheed Martin Corp.	9,785	$ 3,702,155
Northrop Grumman Corp.	11,665	4,239,411
		7,941,566
AIR FREIGHT & LOGISTICS — 1.5%
C.H. Robinson Worldwide, Inc.	34,874	3,266,648
Expeditors International of Washington, Inc.	41,979	5,314,541
		8,581,189
AUTO COMPONENTS — 0.4%
Gentex Corp.	64,154	2,122,856
BEVERAGES — 2.2%
Coca-Cola Co.	106,772	5,777,433
PepsiCo, Inc.	44,260	6,558,004
		12,335,437
BUILDING PRODUCTS — 1.8%
Allegion PLC	23,823	3,318,544
Lennox International, Inc.	8,915	3,127,382
Trane Technologies PLC	20,364	3,749,827
		10,195,753
CAPITAL MARKETS — 3.2%
CME Group, Inc.	19,850	4,221,698
FactSet Research Systems, Inc.	9,952	3,339,991
Intercontinental Exchange, Inc.	47,523	5,640,980
Nasdaq, Inc.	30,249	5,317,774
		18,520,443
CHEMICALS — 2.9%
Air Products & Chemicals, Inc.	21,745	6,255,602
Ecolab, Inc.	20,084	4,136,701
Linde PLC	21,249	6,143,086
		16,535,389
COMMERCIAL SERVICES & SUPPLIES — 3.3%
MSA Safety, Inc.	9,590	1,587,912
Republic Services, Inc.	75,618	8,318,736
Tetra Tech, Inc.	14,035	1,712,832
Waste Management, Inc.	51,010	7,147,011
		18,766,491
COMMUNICATIONS EQUIPMENT — 0.6%
Motorola Solutions, Inc.	16,504	3,578,892
CONSTRUCTION MATERIALS — 0.7%
Vulcan Materials Co.	24,515	4,267,326
CONTAINERS & PACKAGING — 1.5%
AptarGroup, Inc.	17,126	2,412,026
Ball Corp.	53,638	4,345,751
Sonoco Products Co.	26,250	1,756,125
		8,513,902
DISTRIBUTORS — 0.7%
Pool Corp.	9,095	4,171,513
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.4%
Service Corp. International	43,353	$ 2,323,287
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc. Class B (a)	23,672	6,578,922
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	139,474	4,014,062
Verizon Communications, Inc.	91,984	5,153,863
		9,167,925
ELECTRIC UTILITIES — 4.7%
Duke Energy Corp.	70,397	6,949,592
Eversource Energy	82,735	6,638,656
NextEra Energy, Inc.	85,568	6,270,423
Xcel Energy, Inc.	107,249	7,065,564
		26,924,235
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	23,700	3,163,950
Eaton Corp. PLC	24,415	3,617,815
		6,781,765
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	48,781	3,337,108
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 11.8%
Alexandria Real Estate Equities, Inc. REIT	35,615	6,479,793
American Homes 4 Rent Class A REIT	72,455	2,814,877
American Tower Corp. REIT	36,674	9,907,114
Camden Property Trust REIT	25,058	3,324,445
Crown Castle International Corp. REIT	55,735	10,873,899
Duke Realty Corp. REIT	99,240	4,699,014
EastGroup Properties, Inc. REIT	10,260	1,687,257
Equity LifeStyle Properties, Inc. REIT	48,315	3,590,288
Prologis, Inc. REIT	67,315	8,046,162
Public Storage REIT	31,534	9,481,958
Rexford Industrial Realty, Inc. REIT	34,499	1,964,718
Sun Communities, Inc. REIT	29,490	5,054,586
		67,924,111
FOOD & STAPLES RETAILING — 1.3%
Casey's General Stores, Inc.	9,685	1,885,088
Costco Wholesale Corp.	14,622	5,785,487
		7,670,575
GAS UTILITIES — 0.6%
Atmos Energy Corp.	33,540	3,223,529
HEALTH CARE EQUIPMENT & SUPPLIES — 4.4%
Abbott Laboratories	32,620	3,781,637
Baxter International, Inc.	45,470	3,660,335
Danaher Corp.	18,985	5,094,814
Medtronic PLC	34,777	4,316,869

See accompanying notes to financial statements.
80

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
STERIS PLC	22,449	$ 4,631,229
Stryker Corp.	14,125	3,668,686
		25,153,570
HEALTH CARE PROVIDERS & SERVICES — 0.7%
UnitedHealth Group, Inc.	9,490	3,800,176
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.	47,050	3,677,428
HOTELS, RESTAURANTS & LEISURE — 2.7%
Domino's Pizza, Inc.	6,130	2,859,584
McDonald's Corp.	26,694	6,166,047
Starbucks Corp.	27,963	3,126,543
Yum! Brands, Inc.	27,121	3,119,728
		15,271,902
HOUSEHOLD DURABLES — 0.4%
NVR, Inc. (a)	455	2,262,852
HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Co.	51,436	6,940,259
INDUSTRIAL CONGLOMERATES — 2.6%
3M Co.	21,228	4,216,518
Carlisle Cos., Inc.	13,840	2,648,699
Honeywell International, Inc.	17,050	3,739,918
Roper Technologies, Inc.	8,692	4,086,978
		14,692,113
INSURANCE — 11.7%
Alleghany Corp. (a)	3,609	2,407,456
Allstate Corp.	45,965	5,995,675
Aon PLC Class A	19,696	4,702,617
Arthur J Gallagher & Co.	41,791	5,854,083
Assurant, Inc.	15,125	2,362,223
Brown & Brown, Inc.	61,597	3,273,265
Chubb, Ltd.	26,158	4,157,553
Enstar Group, Ltd. (a)	4,845	1,157,567
Globe Life, Inc.	26,655	2,538,889
Loews Corp.	59,759	3,265,829
Markel Corp. (a)	3,549	4,211,634
Marsh & McLennan Cos., Inc.	46,227	6,503,214
Old Republic International Corp.	74,441	1,854,325
Progressive Corp.	45,669	4,485,152
RenaissanceRe Holdings, Ltd.	13,215	1,966,656
Travelers Cos., Inc.	30,744	4,602,684
Willis Towers Watson PLC	21,409	4,924,498
WR Berkley Corp.	35,667	2,654,695
		66,918,015
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A (a)	1,508	3,682,219
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Amazon.com, Inc. (a)	690	2,373,710
IT SERVICES — 6.6%
Accenture PLC Class A	14,429	4,253,525
Amdocs, Ltd.	34,514	2,670,003
Automatic Data Processing, Inc.	20,837	4,138,645
Broadridge Financial Solutions, Inc.	23,455	3,788,686
Security Description	Shares	Value
Fidelity National Information Services, Inc.	25,447	$ 3,605,076
Fiserv, Inc. (a)	28,690	3,066,674
Jack Henry & Associates, Inc.	19,913	3,255,975
Paychex, Inc.	42,192	4,527,201
VeriSign, Inc. (a)	17,200	3,916,268
Visa, Inc. Class A	20,452	4,782,087
		38,004,140
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Hasbro, Inc.	21,945	2,074,241
MACHINERY — 3.6%
Graco, Inc.	43,988	3,329,892
IDEX Corp.	17,100	3,762,855
Illinois Tool Works, Inc.	17,944	4,011,561
PACCAR, Inc.	32,225	2,876,081
Toro Co.	28,270	3,106,308
Xylem, Inc.	28,960	3,474,041
		20,560,738
MULTI-UTILITIES — 4.3%
Ameren Corp.	66,365	5,311,855
CMS Energy Corp.	75,819	4,479,386
Dominion Energy, Inc.	105,261	7,744,052
WEC Energy Group, Inc.	79,374	7,060,317
		24,595,610
MULTILINE RETAIL — 0.6%
Dollar General Corp.	15,715	3,400,569
OIL, GAS & CONSUMABLE FUELS — 1.0%
Chevron Corp.	15,997	1,675,526
Exxon Mobil Corp.	28,459	1,795,194
Kinder Morgan, Inc.	137,793	2,511,966
		5,982,686
PHARMACEUTICALS — 2.8%
Johnson & Johnson	32,518	5,357,015
Merck & Co., Inc.	65,200	5,070,604
Organon & Co. (a)	6,521	197,326
Zoetis, Inc.	30,159	5,620,431
		16,245,376
PROFESSIONAL SERVICES — 0.8%
Verisk Analytics, Inc.	26,330	4,600,378
ROAD & RAIL — 1.6%
Kansas City Southern	14,825	4,200,960
Landstar System, Inc.	10,085	1,593,632
Union Pacific Corp.	14,135	3,108,711
		8,903,303
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Texas Instruments, Inc.	20,034	3,852,538
SOFTWARE — 5.0%
Adobe, Inc. (a)	6,991	4,094,209
Black Knight, Inc. (a)	40,047	3,122,865
Intuit, Inc.	8,855	4,340,455

See accompanying notes to financial statements.
81

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Microsoft Corp.	20,883	$ 5,657,205
Oracle Corp.	58,277	4,536,282
Synopsys, Inc. (a)	12,875	3,550,796
Tyler Technologies, Inc. (a)	8,105	3,666,459
		28,968,271
SPECIALTY RETAIL — 2.9%
AutoZone, Inc. (a)	2,215	3,305,267
Home Depot, Inc.	14,373	4,583,406
O'Reilly Automotive, Inc. (a)	5,627	3,186,064
Ross Stores, Inc.	19,079	2,365,796
TJX Cos., Inc.	48,502	3,270,005
		16,710,538
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	22,934	3,543,074
TOTAL COMMON STOCKS (Cost $496,494,627)		571,675,920
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (b) (c) (Cost $1,290,864)	1,290,489	1,290,876
TOTAL INVESTMENTS — 99.9% (Cost $497,785,491)		572,966,796
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		597,941
NET ASSETS — 100.0%		$ 573,564,737

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$571,675,920	$—	$—	$571,675,920
Short-Term Investment	1,290,876	—	—	1,290,876
TOTAL INVESTMENTS	$572,966,796	$—	$—	$572,966,796
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	608,425	$ 608,669	$21,977,647	$21,295,457	$145	$(128)	1,290,489	$1,290,876	$ 916
State Street Navigator Securities Lending Portfolio II	2,070,090	2,070,090	22,173,453	24,243,543	—	—	—	—	1,465
Total		$2,678,759	$44,151,100	$45,539,000	$145	$(128)		$1,290,876	$2,381
See accompanying notes to financial statements.
82

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
Curtiss-Wright Corp.	3,292	$ 390,958
Kaman Corp.	7,897	398,009
Moog, Inc. Class A	4,485	377,009
National Presto Industries, Inc.	7,051	716,734
		1,882,710
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	5,963	535,179
Hub Group, Inc. Class A (a)	7,036	464,236
		999,415
AUTO COMPONENTS — 0.8%
Dorman Products, Inc. (a)	4,230	438,524
Gentherm, Inc. (a)	4,082	290,026
Standard Motor Products, Inc.	18,472	800,761
Stoneridge, Inc. (a)	6,140	181,130
		1,710,441
BANKS — 18.6%
1st Source Corp.	12,560	583,538
Allegiance Bancshares, Inc.	11,567	444,635
Arrow Financial Corp.	21,054	756,891
Associated Banc-Corp.	25,424	520,684
BancFirst Corp.	6,423	400,988
BancorpSouth Bank	13,470	381,605
Bank First Corp.	7,788	543,369
Bank of Hawaii Corp.	5,145	433,312
Bank of Marin Bancorp	17,993	573,977
Banner Corp.	8,827	478,512
Brookline Bancorp, Inc.	41,081	614,161
Bryn Mawr Bank Corp.	14,689	619,729
Cambridge Bancorp	9,439	783,343
Camden National Corp.	13,791	658,658
Capital City Bank Group, Inc.	17,761	458,056
Central Pacific Financial Corp.	19,063	496,782
City Holding Co.	10,333	777,455
Community Bank System, Inc.	10,873	822,542
Community Trust Bancorp, Inc.	15,029	606,871
CVB Financial Corp.	30,434	626,636
Enterprise Financial Services Corp.	9,746	452,117
Farmers National Banc Corp.	36,182	561,183
First Bancshares, Inc.	13,422	502,385
First Busey Corp.	23,346	575,712
First Commonwealth Financial Corp.	32,365	455,376
First Community Bankshares, Inc.	20,886	623,447
First Financial Corp.	16,022	654,018
First Interstate BancSystem, Inc. Class A	11,850	495,685
First Merchants Corp.	9,650	402,116
First Mid-Illinois Bancshares, Inc. (b)	17,846	722,941
First of Long Island Corp.	31,735	673,734
Flushing Financial Corp.	19,343	414,520
Fulton Financial Corp.	36,088	569,469
Security Description	Shares	Value
German American Bancorp, Inc.	14,867	$ 553,052
Great Southern Bancorp, Inc.	10,115	545,198
Guaranty Bancshares, Inc.	11,404	388,534
HarborOne Bancorp, Inc.	49,199	705,514
Heartland Financial USA, Inc.	9,683	455,004
Heritage Commerce Corp.	47,264	526,048
Heritage Financial Corp.	20,709	518,139
Hilltop Holdings, Inc.	13,709	499,008
HomeTrust Bancshares, Inc.	21,153	590,169
Independent Bank Corp.	5,443	410,947
Independent Bank Corp.	20,727	449,983
Investors Bancorp, Inc.	39,824	567,890
Lakeland Bancorp, Inc.	29,408	514,052
Lakeland Financial Corp.	7,310	450,588
MidWestOne Financial Group, Inc.	16,999	489,061
National Bank Holdings Corp. Class A	12,090	456,277
NBT Bancorp, Inc.	21,806	784,362
Nicolet Bankshares, Inc. (a)	11,302	794,983
OceanFirst Financial Corp.	19,188	399,878
Old National Bancorp	35,059	617,389
Park National Corp.	4,999	586,983
Peoples Bancorp, Inc.	17,437	516,484
QCR Holdings, Inc.	11,761	565,586
Republic Bancorp, Inc. Class A	13,293	613,206
S&T Bancorp, Inc.	17,576	550,129
Sandy Spring Bancorp, Inc.	13,800	608,994
Simmons First National Corp. Class A	17,330	508,462
Southern First Bancshares, Inc. (a)	9,487	485,355
Southside Bancshares, Inc.	21,603	825,883
Stock Yards Bancorp, Inc. (b)	9,607	488,900
Tompkins Financial Corp.	7,671	594,963
Towne Bank	14,649	445,623
TriCo Bancshares	13,583	578,364
Trustmark Corp.	17,456	537,645
UMB Financial Corp.	5,568	518,158
Umpqua Holdings Corp.	25,917	478,169
Univest Financial Corp.	16,209	427,431
Washington Trust Bancorp, Inc.	12,210	626,983
WesBanco, Inc.	14,110	502,739
West Bancorporation, Inc. (b)	19,092	529,803
Westamerica BanCorp	11,733	680,866
		41,071,249
BIOTECHNOLOGY — 1.3%
Alkermes PLC (a)	13,127	321,874
Amicus Therapeutics, Inc. (a)	13,060	125,898
Anika Therapeutics, Inc. (a)	5,700	246,753
Arena Pharmaceuticals, Inc. (a)	2,630	179,366
Biohaven Pharmaceutical Holding Co., Ltd. (a)	1,560	151,445
CytomX Therapeutics, Inc. (a)	15,890	100,584
Eagle Pharmaceuticals, Inc. (a)	3,120	133,536
Emergent BioSolutions, Inc. (a)	2,209	139,145
Enanta Pharmaceuticals, Inc. (a)	3,995	175,820
FibroGen, Inc. (a)	4,385	116,773

See accompanying notes to financial statements.
83

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Heron Therapeutics, Inc. (a) (b)	9,750	$ 151,320
Ironwood Pharmaceuticals, Inc. (a) (b)	20,568	264,710
Radius Health, Inc. (a) (b)	6,530	119,107
Sinovac Biotech, Ltd. (a) (b)	30,008	194,152
Travere Therapeutics, Inc. (a)	6,920	100,963
Vanda Pharmaceuticals, Inc. (a)	9,774	210,239
Xencor, Inc. (a)	3,995	137,787
		2,869,472
BUILDING PRODUCTS — 1.0%
AAON, Inc.	9,396	588,096
Armstrong World Industries, Inc.	4,658	499,617
CSW Industrials, Inc.	5,115	605,923
Simpson Manufacturing Co., Inc.	4,485	495,323
		2,188,959
CAPITAL MARKETS — 1.2%
Diamond Hill Investment Group, Inc.	4,205	703,539
Houlihan Lokey, Inc.	13,179	1,077,910
Open Lending Corp. Class A (a)	8,090	348,598
PJT Partners, Inc. Class A	7,224	515,649
		2,645,696
CHEMICALS — 2.8%
Ashland Global Holdings, Inc.	6,240	546,000
Balchem Corp.	5,161	677,433
Chase Corp.	4,754	487,808
Hawkins, Inc.	10,412	340,993
Innospec, Inc.	3,904	353,741
Minerals Technologies, Inc.	5,161	406,016
NewMarket Corp.	3,120	1,004,578
Quaker Chemical Corp.	1,532	363,375
Sensient Technologies Corp.	9,573	828,639
Stepan Co.	5,553	667,859
Valvoline, Inc.	14,562	472,683
		6,149,125
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	8,034	356,308
Brady Corp. Class A	9,958	558,046
Casella Waste Systems, Inc. Class A (a)	7,896	500,843
Ennis, Inc.	35,211	757,741
Healthcare Services Group, Inc.	14,266	450,378
Kimball International, Inc. Class B	37,790	496,938
Matthews International Corp. Class A	8,793	316,196
UniFirst Corp.	2,568	602,556
US Ecology, Inc. (a)	11,469	430,317
		4,469,323
COMMUNICATIONS EQUIPMENT — 1.5%
EchoStar Corp. Class A (a)	25,716	624,642
Ituran Location & Control, Ltd.	16,209	441,533
NetScout Systems, Inc. (a)	16,917	482,811
Radware, Ltd. (a)	30,069	925,524
Security Description	Shares	Value
Viasat, Inc. (a)	6,045	$ 301,283
Viavi Solutions, Inc. (a)	34,210	604,148
		3,379,941
CONSTRUCTION & ENGINEERING — 0.7%
Argan, Inc.	6,939	331,615
Comfort Systems USA, Inc.	4,970	391,586
Primoris Services Corp.	9,204	270,874
Valmont Industries, Inc.	2,010	474,460
		1,468,535
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	3,567	506,906
CONSUMER FINANCE — 0.3%
FirstCash, Inc.	7,611	581,785
CONTAINERS & PACKAGING — 0.9%
Graphic Packaging Holding Co.	38,285	694,490
Greif, Inc. Class A	7,700	466,235
Silgan Holdings, Inc.	22,537	935,285
		2,096,010
DIVERSIFIED CONSUMER SERVICES — 0.8%
Adtalem Global Education, Inc. (a)	6,920	246,629
Carriage Services, Inc.	9,660	357,130
Graham Holdings Co. Class B	887	562,269
H&R Block, Inc.	16,887	396,507
Strategic Education, Inc.	3,495	265,830
		1,828,365
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Alerus Financial Corp. (b)	19,388	562,446
Cannae Holdings, Inc. (a)	13,324	451,817
		1,014,263
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	8,486	386,028
Cogent Communications Holdings, Inc.	9,207	707,926
Liberty Latin America, Ltd. Class C (a)	17,545	247,385
		1,341,339
ELECTRIC UTILITIES — 2.6%
Hawaiian Electric Industries, Inc.	41,730	1,764,344
IDACORP, Inc.	12,832	1,251,120
MGE Energy, Inc.	18,968	1,411,978
Portland General Electric Co.	27,238	1,255,127
		5,682,569
ELECTRICAL EQUIPMENT — 0.4%
Encore Wire Corp.	7,888	597,832
EnerSys	3,884	379,583
		977,415
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Avnet, Inc.	10,252	410,900
Badger Meter, Inc.	5,707	559,971
Benchmark Electronics, Inc.	12,935	368,130

See accompanying notes to financial statements.
84

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
CTS Corp.	12,036	$ 447,258
ePlus, Inc. (a)	3,753	325,347
Hollysys Automation Technologies, Ltd.	29,550	440,295
Knowles Corp. (a)	20,774	410,079
Methode Electronics, Inc.	9,260	455,685
Novanta, Inc. (a)	3,768	507,776
OSI Systems, Inc. (a)	4,873	495,292
Plexus Corp. (a)	6,635	606,505
Sanmina Corp. (a)	7,215	281,096
ScanSource, Inc. (a)	10,125	284,816
Vishay Intertechnology, Inc.	14,425	325,284
		5,918,434
ENERGY EQUIPMENT & SERVICES — 0.5%
Cactus, Inc. Class A	3,215	118,055
Dril-Quip, Inc. (a)	6,905	233,596
Frank's International NV (a) (b)	25,540	77,386
Helmerich & Payne, Inc.	4,680	152,708
National Energy Services Reunited Corp. (a) (b)	13,450	191,663
Solaris Oilfield Infrastructure, Inc. Class A	8,770	85,420
TechnipFMC PLC	15,205	137,605
		996,433
ENTERTAINMENT — 0.3%
Madison Square Garden Sports Corp. (a)	2,571	443,678
Manchester United PLC Class A (b)	19,170	291,192
		734,870
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 12.3%
Agree Realty Corp. REIT	16,817	1,185,430
Community Healthcare Trust, Inc. REIT	17,771	843,412
CoreSite Realty Corp. REIT	6,121	823,887
Corporate Office Properties Trust REIT	24,222	677,974
Cousins Properties, Inc. REIT	18,697	687,676
Easterly Government Properties, Inc. REIT	59,717	1,258,834
Equity Commonwealth REIT	139,853	3,664,148
Four Corners Property Trust, Inc. REIT	22,162	611,893
Getty Realty Corp. REIT	34,281	1,067,853
Gladstone Commercial Corp. REIT	36,122	814,912
Gladstone Land Corp. REIT (b)	35,434	852,542
Healthcare Realty Trust, Inc. REIT	35,631	1,076,056
Hudson Pacific Properties, Inc. REIT	21,214	590,173
Independence Realty Trust, Inc. REIT	44,243	806,550
Industrial Logistics Properties Trust REIT	33,784	883,114
Lexington Realty Trust REIT	83,775	1,001,111
LTC Properties, Inc. REIT	15,041	577,424
Security Description	Shares	Value
Monmouth Real Estate Investment Corp. REIT	45,319	$ 848,372
National Health Investors, Inc. REIT (b)	8,803	590,241
National Storage Affiliates Trust REIT	25,886	1,308,796
Physicians Realty Trust REIT	43,473	802,946
PotlatchDeltic Corp. REIT	10,566	561,583
PS Business Parks, Inc. REIT	8,221	1,217,366
QTS Realty Trust, Inc. Class A REIT	9,388	725,692
Rayonier, Inc. REIT	25,661	922,000
STAG Industrial, Inc. REIT	23,711	887,503
Terreno Realty Corp. REIT	21,684	1,399,052
Washington Real Estate Investment Trust	24,584	565,432
		27,251,972
FOOD & STAPLES RETAILING — 0.4%
PriceSmart, Inc.	4,555	414,550
Weis Markets, Inc.	9,316	481,265
		895,815
FOOD PRODUCTS — 2.5%
Calavo Growers, Inc.	4,962	314,690
Cal-Maine Foods, Inc.	13,041	472,214
Flowers Foods, Inc.	37,011	895,666
Fresh Del Monte Produce, Inc.	12,802	420,930
Hostess Brands, Inc. (a)	34,125	552,484
J&J Snack Foods Corp.	5,243	914,432
Lancaster Colony Corp.	5,558	1,075,528
Nomad Foods, Ltd. (a)	15,936	450,511
Sanderson Farms, Inc.	2,297	431,767
		5,528,222
GAS UTILITIES — 1.0%
National Fuel Gas Co.	20,321	1,061,772
ONE Gas, Inc.	15,542	1,151,973
		2,213,745
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
AngioDynamics, Inc. (a)	13,457	365,088
AtriCure, Inc. (a)	4,274	339,056
Avanos Medical, Inc. (a)	5,912	215,020
AxoGen, Inc. (a)	6,530	141,113
Cardiovascular Systems, Inc. (a)	5,360	228,604
Cerus Corp. (a)	20,275	119,825
CONMED Corp.	2,498	343,300
CryoLife, Inc. (a)	9,961	282,892
Glaukos Corp. (a)	1,560	132,335
Heska Corp. (a)	959	220,311
ICU Medical, Inc. (a)	2,295	472,311
Inogen, Inc. (a)	2,630	171,397
Intersect ENT, Inc. (a)	6,130	104,762
LeMaitre Vascular, Inc.	5,824	355,381
LivaNova PLC (a)	3,516	295,731
Meridian Bioscience, Inc. (a)	6,434	142,706
Merit Medical Systems, Inc. (a)	3,736	241,570

See accompanying notes to financial statements.
85

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Mesa Laboratories, Inc.	1,465	$ 397,264
Natus Medical, Inc. (a)	11,869	308,357
Neogen Corp. (a)	11,924	548,981
Nevro Corp. (a)	1,270	210,553
NuVasive, Inc. (a)	5,072	343,780
Orthofix Medical, Inc. (a)	7,814	313,420
OrthoPediatrics Corp. (a)	4,946	312,488
SeaSpine Holdings Corp. (a)	8,465	173,617
Surmodics, Inc. (a)	3,822	207,344
Varex Imaging Corp. (a)	8,795	235,882
		7,223,088
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a)	2,888	181,222
Addus HomeCare Corp. (a)	2,247	196,028
Brookdale Senior Living, Inc. (a)	25,115	198,409
Ensign Group, Inc.	3,616	313,399
Joint Corp. (a)	3,020	253,438
Magellan Health, Inc. (a)	2,724	256,601
MEDNAX, Inc. (a)	6,005	181,051
ModivCare, Inc. (a)	2,560	435,379
National HealthCare Corp.	17,535	1,225,697
National Research Corp.	6,167	283,065
New Frontier Health Corp. (a) (b)	59,920	669,306
Patterson Cos., Inc.	8,267	251,234
Premier, Inc. Class A	20,198	702,688
RadNet, Inc. (a)	6,287	211,809
Select Medical Holdings Corp.	7,728	326,585
Triple-S Management Corp. (a)	5,165	115,025
US Physical Therapy, Inc.	2,765	320,381
		6,121,317
HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs & Systems, Inc.	10,430	346,589
HealthStream, Inc. (a)	26,202	732,084
Vocera Communications, Inc. (a)	5,995	238,901
		1,317,574
HOTELS, RESTAURANTS & LEISURE — 1.0%
Cheesecake Factory, Inc. (a)	4,157	225,226
Cracker Barrel Old Country Store, Inc.	2,106	312,657
Monarch Casino & Resort, Inc. (a)	4,158	275,135
Papa John's International, Inc.	3,410	356,140
Travel + Leisure Co.	3,780	224,721
Wendy's Co.	22,671	530,955
Wingstop, Inc.	2,145	338,116
		2,262,950
HOUSEHOLD DURABLES — 1.0%
Cavco Industries, Inc. (a)	1,170	259,962
Ethan Allen Interiors, Inc.	11,251	310,528
Green Brick Partners, Inc. (a)	13,940	316,996
La-Z-Boy, Inc.	7,757	287,319
MDC Holdings, Inc.	5,501	278,351
Taylor Morrison Home Corp. (a)	8,005	211,492
Tri Pointe Homes, Inc. (a)	12,407	265,882
Security Description	Shares	Value
Universal Electronics, Inc. (a)	3,510	$ 170,235
		2,100,765
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	6,353	336,264
Spectrum Brands Holdings, Inc.	2,535	215,577
WD-40 Co.	2,280	584,341
		1,136,182
INSURANCE — 5.3%
American National Group, Inc.	7,664	1,138,487
AMERISAFE, Inc.	15,462	922,927
Argo Group International Holdings, Ltd.	9,371	485,699
Axis Capital Holdings, Ltd.	11,528	564,987
Employers Holdings, Inc.	23,008	984,742
Hanover Insurance Group, Inc.	6,492	880,575
Horace Mann Educators Corp.	19,624	734,330
James River Group Holdings, Ltd.	12,896	483,858
RLI Corp.	6,197	648,144
Safety Insurance Group, Inc.	15,060	1,178,897
Selective Insurance Group, Inc.	10,163	824,728
SiriusPoint, Ltd. (a)	50,461	508,142
Stewart Information Services Corp.	9,832	557,376
United Fire Group, Inc.	17,554	486,773
White Mountains Insurance Group, Ltd.	1,076	1,235,280
		11,634,945
IT SERVICES — 2.5%
Cass Information Systems, Inc.	11,231	457,663
CSG Systems International, Inc.	10,672	503,505
EVERTEC, Inc.	11,251	491,106
ExlService Holdings, Inc. (a)	6,599	701,210
Hackett Group, Inc.	21,275	383,376
MAXIMUS, Inc.	13,092	1,151,703
Perficient, Inc. (a)	6,147	494,342
Switch, Inc. Class A	19,010	401,301
Sykes Enterprises, Inc. (a)	14,264	765,977
Tucows, Inc. Class A (a) (b)	2,925	234,936
		5,585,119
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Clarus Corp.	22,977	590,509
Johnson Outdoors, Inc. Class A	1,855	224,455
Sturm Ruger & Co., Inc.	4,385	394,562
		1,209,526
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Luminex Corp.	9,351	344,117
NeoGenomics, Inc. (a)	5,188	234,342
		578,459
MACHINERY — 4.9%
Alamo Group, Inc.	3,903	595,910
Albany International Corp. Class A	4,142	369,715
Allison Transmission Holdings, Inc.	13,890	551,989
Astec Industries, Inc.	4,680	294,559

See accompanying notes to financial statements.
86

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Barnes Group, Inc.	6,992	$ 358,340
Crane Co.	4,060	375,022
Douglas Dynamics, Inc.	8,667	352,660
Enerpac Tool Group Corp.	14,232	378,856
ESCO Technologies, Inc.	4,941	463,515
Federal Signal Corp.	12,445	500,662
Franklin Electric Co., Inc.	8,579	691,639
Gorman-Rupp Co. (b)	16,301	561,406
Hillenbrand, Inc.	7,397	326,060
Kadant, Inc.	2,240	394,442
Lindsay Corp.	5,328	880,612
Miller Industries, Inc.	12,914	509,328
Mueller Industries, Inc.	8,716	377,490
Mueller Water Products, Inc. Class A	37,266	537,376
Standex International Corp.	3,705	351,642
Tennant Co.	5,265	420,410
TriMas Corp. (a)	20,683	627,315
Watts Water Technologies, Inc. Class A	6,742	983,725
		10,902,673
MEDIA — 1.1%
Hemisphere Media Group, Inc. (a)	28,855	340,489
John Wiley & Sons, Inc. Class A	8,726	525,131
MSG Networks, Inc. Class A (a)	13,926	203,041
Scholastic Corp.	16,841	638,105
TechTarget, Inc. (a)	3,610	279,739
TEGNA, Inc.	21,555	404,372
		2,390,877
METALS & MINING — 0.1%
SunCoke Energy, Inc.	19,590	139,873
Warrior Met Coal, Inc.	8,870	152,564
		292,437
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.7%
Broadmark Realty Capital, Inc. REIT	59,184	626,759
KKR Real Estate Finance Trust, Inc. REIT	40,440	874,717
		1,501,476
MULTI-UTILITIES — 0.6%
Black Hills Corp.	19,826	1,301,180
OIL, GAS & CONSUMABLE FUELS — 1.0%
Arch Resources, Inc. (a)	4,576	260,740
CVR Energy, Inc.	5,070	91,057
Delek US Holdings, Inc.	6,298	136,163
Geopark, Ltd.	5,945	75,204
Magnolia Oil & Gas Corp. Class A (a)	7,800	121,914
Par Pacific Holdings, Inc. (a)	6,266	105,394
Sabine Royalty Trust (b)	20,493	826,278
SFL Corp., Ltd.	64,026	489,799
		2,106,549
Security Description	Shares	Value
PHARMACEUTICALS — 1.2%
Amneal Pharmaceuticals, Inc. (a)	21,835	$ 111,795
Amphastar Pharmaceuticals, Inc. (a)	16,184	326,269
BioDelivery Sciences International, Inc. (a)	33,920	121,434
Corcept Therapeutics, Inc. (a)	5,555	122,210
Innoviva, Inc. (a)	28,531	382,601
Pacira BioSciences, Inc. (a)	2,830	171,724
Phibro Animal Health Corp. Class A	13,700	395,656
Prestige Consumer Healthcare, Inc. (a)	11,447	596,389
Revance Therapeutics, Inc. (a)	5,652	167,525
Supernus Pharmaceuticals, Inc. (a)	7,605	234,158
Theravance Biopharma, Inc. (a) (b)	7,115	103,310
		2,733,071
PROFESSIONAL SERVICES — 2.4%
CBIZ, Inc. (a)	18,413	603,394
Exponent, Inc.	7,215	643,650
Forrester Research, Inc. (a)	10,491	480,488
FTI Consulting, Inc. (a)	3,859	527,178
ICF International, Inc.	7,040	618,534
KBR, Inc.	10,884	415,225
Kelly Services, Inc. Class A (a)	16,389	392,844
ManTech International Corp. Class A	8,060	697,513
Resources Connection, Inc.	33,445	480,270
Science Applications International Corp.	5,843	512,606
		5,371,702
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
FRP Holdings, Inc. (a)	8,416	468,603
Tejon Ranch Co. (a)	34,795	529,232
		997,835
ROAD & RAIL — 0.8%
Heartland Express, Inc.	41,785	715,777
Marten Transport, Ltd.	27,615	455,371
Werner Enterprises, Inc.	15,082	671,451
		1,842,599
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
CEVA, Inc. (a)	5,360	253,528
Cirrus Logic, Inc. (a)	4,195	357,078
CMC Materials, Inc.	2,490	375,343
Diodes, Inc. (a)	3,705	295,548
Kulicke & Soffa Industries, Inc.	6,697	409,856
Nova Measuring Instruments, Ltd. (a)	4,982	512,598
Photronics, Inc. (a)	24,175	319,352
Power Integrations, Inc.	5,992	491,704
Rambus, Inc. (a)	20,309	481,526
		3,496,533

See accompanying notes to financial statements.
87

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
SOFTWARE — 3.3%
ACI Worldwide, Inc. (a)	13,708	$ 509,115
Allot, Ltd. (a)	30,549	605,787
American Software, Inc. Class A	18,413	404,350
Blackbaud, Inc. (a)	6,824	522,514
Bottomline Technologies DE, Inc. (a)	7,079	262,489
CommVault Systems, Inc. (a)	6,491	507,401
Cornerstone OnDemand, Inc. (a)	6,045	311,801
Envestnet, Inc. (a)	4,384	332,570
InterDigital, Inc.	6,889	503,104
J2 Global, Inc. (a)	3,974	546,624
Magic Software Enterprises, Ltd.	24,284	394,129
Model N, Inc. (a)	7,149	244,996
Progress Software Corp.	8,922	412,643
QAD, Inc. Class A	4,381	381,235
Qualys, Inc. (a)	2,925	294,518
SPS Commerce, Inc. (a)	3,438	343,284
Verint Systems, Inc. (a) (b)	8,762	394,903
Vonage Holdings Corp. (a)	18,325	264,063
		7,235,526
SPECIALTY RETAIL — 0.9%
American Eagle Outfitters, Inc. (b)	7,524	282,376
America's Car-Mart, Inc. (a)	1,460	206,911
Asbury Automotive Group, Inc. (a)	1,585	271,622
Monro, Inc. (b)	4,880	309,929
Murphy USA, Inc.	2,873	383,172
Winmark Corp.	2,730	524,378
		1,978,388
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	4,970	512,755
Oxford Industries, Inc.	3,022	298,694
Steven Madden, Ltd.	9,253	404,911
Superior Group of Cos., Inc.	9,424	225,328
Wolverine World Wide, Inc.	7,543	253,747
		1,695,435
THRIFTS & MORTGAGE FINANCE — 3.1%
Bridgewater Bancshares, Inc. (a)	29,555	477,313
Capitol Federal Financial, Inc.	69,577	819,617
Kearny Financial Corp.	60,709	725,473
Luther Burbank Corp.	41,950	497,527
Meridian Bancorp, Inc.	33,768	690,893
Northfield Bancorp, Inc.	44,908	736,491
Northwest Bancshares, Inc.	52,158	711,435
Provident Financial Services, Inc.	21,167	484,513
TrustCo Bank Corp.	15,005	515,872
Washington Federal, Inc.	22,103	702,433
Waterstone Financial, Inc.	30,077	591,314
		6,952,881
Security Description	Shares	Value
TOBACCO — 0.4%
Universal Corp.	7,577	$ 431,662
Vector Group, Ltd.	30,459	430,690
		862,352
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	4,110	374,257
GATX Corp.	6,051	535,332
McGrath RentCorp	6,389	521,151
MSC Industrial Direct Co., Inc. Class A	5,166	463,545
Rush Enterprises, Inc. Class A	9,652	417,352
		2,311,637
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	5,460	264,865
Telephone & Data Systems, Inc.	19,216	435,434
		700,299
TOTAL COMMON STOCKS (Cost $200,648,682)		220,246,384
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	283,689	283,774
State Street Navigator Securities Lending Portfolio II (e) (f)	836,615	836,615
TOTAL SHORT-TERM INVESTMENTS (Cost $1,120,389)		1,120,389
TOTAL INVESTMENTS — 100.3% (Cost $201,769,071)		221,366,773
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(589,080)
NET ASSETS — 100.0%		$ 220,777,693
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
88

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$220,052,232	$194,152	$—	$220,246,384
Short-Term Investments	1,120,389	—	—	1,120,389
TOTAL INVESTMENTS	$221,172,621	$194,152	$—	$221,366,773
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	271,901	$ 272,010	$13,791,556	$13,779,755	$(37)	$—	283,689	$ 283,774	$ 251
State Street Navigator Securities Lending Portfolio II	5,030,689	5,030,689	30,047,155	34,241,229	—	—	836,615	836,615	67,990
Total		$5,302,699	$ 43,838,711	$48,020,984	$(37)	$—		$1,120,389	$68,241
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$650,520,779	$ 311,445,091	$543,776,522
Investments in affiliated issuers, at value	4,078,898	1,775,134	1,101,283
Total Investments	654,599,677	313,220,225	544,877,805
Net cash at broker	77,466	17,067	34,971
Receivable from broker — accumulated variation margin on futures contracts	24,504	5,586	10,336
Receivable for investments sold	—	352,716	445,397
Receivable for fund shares sold	—	—	2,543
Dividends receivable — unaffiliated issuers	1,215,820	244,562	768,225
Dividends receivable — affiliated issuers	16,247	1,888	25
Securities lending income receivable — unaffiliated issuers	524	120	97
Securities lending income receivable — affiliated issuers	67	698	603
TOTAL ASSETS	655,934,305	313,842,862	546,140,002
LIABILITIES
Payable upon return of securities loaned	—	1,147,495	788,589
Payable for investments purchased	609,823	405,214	650,785
Advisory fee payable	116,623	53,257	93,188
Trustees’ fees and expenses payable	221	279	387
Accrued expenses and other liabilities	522	1,897	2,144
TOTAL LIABILITIES	727,189	1,608,142	1,535,093
NET ASSETS	$ 655,207,116	$312,234,720	$544,604,909
NET ASSETS CONSIST OF:
Paid-in Capital	$655,970,088	$353,154,597	$497,441,480
Total distributable earnings (loss)	(762,972)	(40,919,877)	47,163,429
NET ASSETS	$ 655,207,116	$312,234,720	$544,604,909
NET ASSET VALUE PER SHARE
Net asset value per share	$ 94.82	$ 98.81	$ 103.93
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,910,000	3,160,000	5,240,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$574,691,918	$256,990,977	$439,318,656
Investments in affiliated issuers	4,108,520	1,766,300	1,101,283
Total cost of investments	$578,800,438	$258,757,277	$440,419,939
* Includes investments in securities on loan, at value	$ —	$ 1,749,449	$ 1,501,324
See accompanying notes to financial statements.
90

SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$214,251,939	$86,091,970	$571,675,920	$220,246,384
955,823	325,759	1,290,876	1,120,389
215,207,762	86,417,729	572,966,796	221,366,773
—	—	—	—
—	—	—	—
—	—	—	—
—	—	3,569	—
160,399	43,148	652,062	267,797
2,318	379	35	13
16	9	—	1,109
163	81	11	1,156
215,370,658	86,461,346	573,622,473	221,636,848

267,714	163,201	—	836,615
350	—	—	—
20,716	8,608	56,979	22,322
—	40	757	218
—	—	—	—
288,780	171,849	57,736	859,155
$215,081,878	$86,289,497	$573,564,737	$220,777,693

$201,453,659	$ 77,266,113	$560,990,415	$252,437,530
13,628,219	9,023,384	12,574,322	(31,659,837)
$215,081,878	$86,289,497	$573,564,737	$220,777,693

$ 146.31	$ 181.66	$ 133.08	$ 112.64
1,470,000	475,000	4,310,000	1,960,000

$198,270,347	$69,548,970	$496,494,627	$200,648,682
948,699	322,979	1,290,864	1,120,389
$199,219,046	$69,871,949	$497,785,491	$201,769,071
$ 422,601	$ 258,476	$ —	$ 5,110,965
91

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 14,196,617	$ 4,059,312	$ 9,115,484
Dividend income — affiliated issuers	17,051	5,906	719
Dividend income — non-cash transactions	—	—	—
Unaffiliated securities lending income	8,117	2,754	1,473
Affiliated securities lending income	19,874	11,928	9,408
Foreign taxes withheld	(2,357)	(328)	(137)
TOTAL INVESTMENT INCOME (LOSS)	14,239,302	4,079,572	9,126,947
EXPENSES
Advisory fee	984,003	555,965	976,781
Trustees’ fees and expenses	6,447	4,433	7,434
TOTAL EXPENSES	990,450	560,398	984,215
NET INVESTMENT INCOME (LOSS)	$ 13,248,852	$ 3,519,174	$ 8,142,732
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,850,808)	(2,483,986)	2,822,484
Investments — affiliated issuers	(135)	(23,475)	(161)
In-kind redemptions — unaffiliated issuers	120,909,774	61,673,566	82,295,564
In-kind redemptions — affiliated issuers	(1)	(8,656)	—
Futures contracts	298,648	165,868	297,017
Net realized gain (loss)	117,357,478	59,323,317	85,414,904
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	112,564,859	40,071,752	81,944,558
Investments — affiliated issuers	(29,649)	78,483	—
Futures contracts	24,483	(5,512)	(7,692)
Net change in unrealized appreciation/depreciation	112,559,693	40,144,723	81,936,866
NET REALIZED AND UNREALIZED GAIN (LOSS)	229,917,171	99,468,040	167,351,770
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$243,166,023	$102,987,214	$175,494,502
See accompanying notes to financial statements.
92

SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$ 1,550,707	$ 902,390	$ 10,174,084	$ 5,016,278
3,899	1,222	916	251
—	—	514,197	—
601	117	3,298	9,625
4,246	1,639	1,465	67,990
(118)	(112)	—	(8,922)
1,559,335	905,256	10,693,960	5,085,222

92,792	95,953	706,464	263,805
555	1,134	10,349	3,643
93,347	97,087	716,813	267,448
$ 1,465,988	$ 808,169	$ 9,977,147	$ 4,817,774

(1,593,796)	(344,014)	(9,501,709)	(13,329,592)
(687)	(3,899)	145	(37)
6,979,502	13,509,790	61,682,624	45,620,262
—	4,970	—	—
—	—	—	—
5,385,019	13,166,847	52,181,060	32,290,633

18,462,277	10,549,783	105,040,648	51,602,054
14,422	7,585	(128)	—
—	—	—	—
18,476,699	10,557,368	105,040,520	51,602,054
23,861,718	23,724,215	157,221,580	83,892,687
$25,327,706	$24,532,384	$167,198,727	$ 88,710,461
93

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 1000 Yield Focus ETF		SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,248,852	$ 13,189,359	$ 3,519,174	$ 6,197,307
Net realized gain (loss)	117,357,478	(23,315,878)	59,323,317	14,011,712
Net change in unrealized appreciation/depreciation	112,559,693	(49,380,943)	40,144,723	(27,943,315)
Net increase (decrease) in net assets resulting from operations	243,166,023	(59,507,462)	102,987,214	(7,734,296)
Net equalization credits and charges	389,785	47,826	(255,428)	(406,262)
Distributions to shareholders	(14,956,868)	(14,437,962)	(3,375,337)	(6,200,424)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	375,230,739	131,471,094	145,877,367	114,366,138
Cost of shares redeemed	(305,061,228)	(127,247,274)	(245,061,233)	(224,431,088)
Net income equalization	(389,785)	(47,826)	255,428	406,262
Net increase (decrease) in net assets from beneficial interest transactions	69,779,726	4,175,994	(98,928,438)	(109,658,688)
Net increase (decrease) in net assets during the period	298,378,666	(69,721,604)	428,011	(123,999,670)
Net assets at beginning of period	356,828,450	426,550,054	311,806,709	435,806,379
NET ASSETS AT END OF PERIOD	$ 655,207,116	$ 356,828,450	$ 312,234,720	$ 311,806,709
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,070,000	2,200,000	1,550,000	1,560,000
Shares redeemed	(3,240,000)	(2,160,000)	(2,950,000)	(2,970,000)
Net increase (decrease) from share transactions	830,000	40,000	(1,400,000)	(1,410,000)
See accompanying notes to financial statements.
94

SPDR Russell 1000 Low Volatility Focus ETF		SPDR S&P 1500 Value Tilt ETF		SPDR S&P 1500 Momentum Tilt ETF
Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20

$ 8,142,732	$ 10,580,124	$ 1,465,988	$ 482,675	$ 808,169	$ 902,522
85,414,904	(2,102,904)	5,385,019	(1,261,160)	13,166,847	(287,937)
81,936,866	(36,828,560)	18,476,699	(1,671,542)	10,557,368	1,838,941
175,494,502	(28,351,340)	25,327,706	(2,450,027)	24,532,384	2,453,526
(117,090)	41,219	332,601	(1,202)	(10,742)	(20,569)
(8,590,239)	(12,253,684)	(1,747,604)	(488,967)	(786,365)	(900,718)

168,266,895	176,705,263	195,385,992	9,651,681	37,509,146	48,556,294
(265,408,260)	(186,365,436)	(24,367,206)	(4,935,962)	(42,051,144)	(34,203,169)
117,090	(41,219)	(332,601)	1,202	10,742	20,569
(97,024,275)	(9,701,392)	170,686,185	4,716,921	(4,531,256)	14,373,694
69,762,898	(50,265,197)	194,598,888	1,776,725	19,204,021	15,905,933
474,842,011	525,107,208	20,482,990	18,706,265	67,085,476	51,179,543
$ 544,604,909	$ 474,842,011	$215,081,878	$20,482,990	$ 86,289,497	$ 67,085,476

1,640,000	2,390,000	1,430,000	90,000	225,000	375,000
(2,860,000)	(2,480,000)	(170,000)	(60,000)	(250,000)	(275,000)
(1,220,000)	(90,000)	1,260,000	30,000	(25,000)	100,000
95

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR SSGA US Large Cap Low Volatility Index ETF		SPDR SSGA US Small Cap Low Volatility Index ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 9,977,147	$ 17,102,956	$ 4,817,774	$ 6,992,607
Net realized gain (loss)	52,181,060	(18,552,972)	32,290,633	(20,792,229)
Net change in unrealized appreciation/depreciation	105,040,520	(71,809,671)	51,602,054	(37,827,082)
Net increase (decrease) in net assets resulting from operations	167,198,727	(73,259,687)	88,710,461	(51,626,704)
Net equalization credits and charges	(767,009)	95,290	(241,344)	215,375
Distributions to shareholders	(13,055,429)	(17,517,934)	(5,376,679)	(7,860,770)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	214,080,336	673,851,402	79,781,870	129,749,336
Cost of shares redeemed	(453,623,245)	(492,701,569)	(189,915,233)	(53,269,989)
Net income equalization	767,009	(95,290)	241,344	(215,375)
Net increase (decrease) in net assets from beneficial interest transactions	(238,775,900)	181,054,543	(109,892,019)	76,263,972
Net increase (decrease) in net assets during the period	(85,399,611)	90,372,212	(26,799,581)	16,991,873
Net assets at beginning of period	658,964,348	568,592,136	247,577,274	230,585,401
NET ASSETS AT END OF PERIOD	$ 573,564,737	$ 658,964,348	$ 220,777,693	$247,577,274
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,730,000	6,050,000	730,000	1,490,000
Shares redeemed	(3,870,000)	(4,880,000)	(2,010,000)	(720,000)
Net increase (decrease) from share transactions	(2,140,000)	1,170,000	(1,280,000)	770,000
See accompanying notes to financial statements.
96

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 58.69	$ 70.62	$ 70.43	$ 69.70	$ 63.57
Income (loss) from investment operations:
Net investment income (loss) (a)	2.09	2.16	2.23	2.21	2.08
Net realized and unrealized gain (loss) (b)	36.29	(11.73)	0.32	6.14	8.30
Total from investment operations	38.38	(9.57)	2.55	8.35	10.38
Net equalization credits and charges (a)	0.06	0.01	(0.02)	(0.00)(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(2.31)	(2.37)	(2.34)	(2.36)	(2.15)
Net realized gains	—	—	—	(5.26)	(2.10)
Total distributions	(2.31)	(2.37)	(2.34)	(7.62)	(4.25)
Net asset value, end of period	$ 94.82	$ 58.69	$ 70.62	$ 70.43	$ 69.70
Total return (d)	66.30%	(13.74)%	3.79%	12.25%	16.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$655,207	$356,828	$426,550	$404,979	$397,306
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.69%	3.27%	3.22%	3.15%	3.06%
Portfolio turnover rate (e)	58%	34%	42%	36%	42%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 68.38	$ 73.00	$ 72.92	$ 68.99	$ 61.23
Income (loss) from investment operations:
Net investment income (loss) (a)	1.06	1.20	1.08	1.16	1.11
Net realized and unrealized gain (loss) (b)	30.58	(4.46)	0.17	8.38	7.80
Total from investment operations	31.64	(3.26)	1.25	9.54	8.91
Net equalization credits and charges (a)	(0.08)	(0.08)	(0.02)	0.02	0.00(c)
Distributions to shareholders from:
Net investment income	(1.13)	(1.28)	(1.15)	(1.19)	(1.15)
Net realized gains	—	—	—	(4.44)	—
Total distributions	(1.13)	(1.28)	(1.15)	(5.63)	(1.15)
Net asset value, end of period	$ 98.81	$ 68.38	$ 73.00	$ 72.92	$ 68.99
Total return (d)	46.38%	(4.59)%	1.78%	13.97%	14.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$312,235	$311,807	$435,806	$601,571	$469,132
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.27%	1.68%	1.51%	1.59%	1.70%
Portfolio turnover rate (e)	42%	42%	40%	112%	101%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 73.50	$ 80.17	$ 72.91	$ 70.31	$ 63.78
Income (loss) from investment operations:
Net investment income (loss) (a)	1.49	1.58	1.45	1.36	1.26
Net realized and unrealized gain (loss) (b)	30.62	(6.42)	7.34	6.31	7.69
Total from investment operations	32.11	(4.84)	8.79	7.67	8.95
Net equalization credits and charges (a)	(0.02)	0.01	(0.01)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.66)	(1.84)	(1.52)	(1.41)	(1.29)
Net realized gains	—	—	—	(3.66)	(1.13)
Total distributions	(1.66)	(1.84)	(1.52)	(5.07)	(2.42)
Net asset value, end of period	$ 103.93	$ 73.50	$ 80.17	$ 72.91	$ 70.31
Total return (d)	44.00%	(6.10)%	12.23%	11.03%	14.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$544,605	$474,842	$525,107	$455,698	$432,422
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.67%	2.02%	1.93%	1.87%	1.88%
Portfolio turnover rate (e)	31%	28%	33%	31%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 97.54	$103.92	$101.54	$ 92.28	$78.89
Income (loss) from investment operations:
Net investment income (loss) (a)	2.56	2.53	2.41	2.11	1.89
Net realized and unrealized gain (loss) (b)	48.10	(6.33)	2.54	9.18	13.40
Total from investment operations	50.66	(3.80)	4.95	11.29	15.29
Net equalization credits and charges (a)	0.58	(0.01)	(0.05)	0.08	(0.01)
Distributions to shareholders from:
Net investment income	(2.47)	(2.57)	(2.52)	(2.11)	(1.89)
Net asset value, end of period	$ 146.31	$ 97.54	$103.92	$101.54	$92.28
Total return (c)	53.02%	(3.68)%	4.93%	12.38%	19.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$215,082	$20,483	$18,706	$15,231	$9,228
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.13%	0.12%
Net investment income (loss)	1.90%	2.46%	2.37%	2.11%	2.14%
Portfolio turnover rate (d)	24%	16%	13%	14%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
100

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$134.17	$127.95	$ 118.95	$101.56	$ 90.70
Income (loss) from investment operations:
Net investment income (loss) (a)	1.61	2.11	1.93	1.68	1.85
Net realized and unrealized gain (loss) (b)	47.49	6.32	8.87	17.44	10.81
Total from investment operations	49.10	8.43	10.80	19.12	12.66
Net equalization credits and charges (a)	(0.02)	(0.05)	0.15	(0.01)	0.10
Distributions to shareholders from:
Net investment income	(1.59)	(2.16)	(1.95)	(1.72)	(1.90)
Net asset value, end of period	$181.66	$134.17	$127.95	$ 118.95	$101.56
Total return (c)	36.74%	6.64%	9.31%	18.91%	14.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$86,289	$67,085	$51,180	$29,737	$ 20,311
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.01%	1.62%	1.60%	1.48%	1.95%
Portfolio turnover rate (d)	53%	65%	58%	55%	75%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
101

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 102.17	$ 107.69	$ 90.13	$ 86.29	$ 79.85
Income (loss) from investment operations:
Net investment income (loss) (a)	1.99	2.20	2.17	1.83	1.75
Net realized and unrealized gain (loss) (b)	31.82	(5.49)	16.96	6.01	6.61
Total from investment operations	33.81	(3.29)	19.13	7.84	8.36
Net equalization credits and charges (a)	(0.15)	0.01	0.40	0.02	(0.02)
Distributions to shareholders from:
Net investment income	(2.75)	(2.24)	(1.97)	(1.85)	(1.82)
Net realized gains	—	—	—	(2.17)	(0.08)
Total distributions	(2.75)	(2.24)	(1.97)	(4.02)	(1.90)
Net asset value, end of period	$ 133.08	$ 102.17	$ 107.69	$ 90.13	$ 86.29
Total return (c)	33.27%	(3.05)%	21.94%	9.16%	10.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$573,565	$658,964	$568,592	$103,653	$77,661
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.69%	2.04%	2.19%	2.04%	2.14%
Portfolio turnover rate (d)	34%	25%	32%	20%	108%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 76.41	$ 93.35	$ 95.11	$ 92.05	$ 77.70
Income (loss) from investment operations:
Net investment income (loss) (a)	2.06	2.24	2.48	2.35	1.94
Net realized and unrealized gain (loss) (b)	36.73	(16.77)	(1.46)	8.23	14.83
Total from investment operations	38.79	(14.53)	1.02	10.58	16.77
Net equalization credits and charges (a)	(0.10)	0.07	(0.01)	(0.09)	0.33
Distributions to shareholders from:
Net investment income	(2.46)	(2.48)	(2.77)	(2.48)	(2.45)
Net realized gains	—	—	—	(4.95)	(0.30)
Total distributions	(2.46)	(2.48)	(2.77)	(7.43)	(2.75)
Net asset value, end of period	$ 112.64	$ 76.41	$ 93.35	$ 95.11	$ 92.05
Total return (c)	51.11%	(15.68)%	1.24%	11.80%	22.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$220,778	$247,577	$230,585	$199,739	$211,717
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.19%	2.56%	2.68%	2.54%	2.17%
Portfolio turnover rate (d)	52%	32%	34%	41%	158%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Russell 1000® Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF and SPDR Russell 1000 Low Volatilitiy Focus ETF are each classified as a diversified investment company under the 1940 Act, and the SPDR S&P 1500 Value Tilt ETF, SPDR S& P 1500 Momentum Tilt ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF are each classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded
104

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may
105

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
106

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2021, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR Russell 1000 Yield Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Momentum Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Low Volatility Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Funds' derivative instruments as of June 30, 2021, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	$—	$—	$—	$24,504	$—	$24,504
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	5,586	—	5,586
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	10,336	—	10,336

107

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	$—	$—	$—	$298,648	$—	$298,648
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	165,868	—	165,868
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	297,017	—	297,017
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	$—	$—	$—	$24,483	$—	$24,483
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	(5,512)	—	(5,512)
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	(7,692)	—	(7,692)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Russell 1000 Yield Focus ETF	0.20%
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
108

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR Russell 1000 Yield Focus ETF	$295,430,013	$281,542,526
SPDR Russell 1000 Momentum Focus ETF	117,708,383	116,702,333
SPDR Russell 1000 Low Volatility Focus ETF	151,477,662	149,010,915
SPDR S&P 1500 Value Tilt ETF	19,472,723	19,719,951
SPDR S&P 1500 Momentum Tilt ETF	41,763,027	41,807,497
SPDR SSGA US Large Cap Low Volatility Index ETF	207,064,815	198,604,530
SPDR SSGA US Small Cap Low Volatility Index ETF	119,070,217	112,133,014
109

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

For the year ended June 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Russell 1000 Yield Focus ETF	$362,348,995	$304,171,782	$120,909,773
SPDR Russell 1000 Momentum Focus ETF	145,549,127	243,858,706	61,664,910
SPDR Russell 1000 Low Volatility Focus ETF	168,360,256	264,679,708	82,295,564
SPDR S&P 1500 Value Tilt ETF	194,773,361	24,164,373	6,979,502
SPDR S&P 1500 Momentum Tilt ETF	37,470,138	41,951,501	13,514,760
SPDR SSGA US Large Cap Low Volatility Index ETF	204,212,788	451,455,813	61,682,624
SPDR SSGA US Small Cap Low Volatility Index ETF	74,768,175	190,171,638	45,620,262
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for futures contracts, in-kind transactions, distributions in excess of current earnings, wash sale loss deferrals and partnership basis adjustments.
110

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Russell 1000 Yield Focus ETF	$14,956,868	$—	$14,956,868
SPDR Russell 1000 Momentum Focus ETF	3,375,337	—	3,375,337
SPDR Russell 1000 Low Volatility Focus ETF	8,590,239	—	8,590,239
SPDR S&P 1500 Value Tilt ETF	1,747,604	—	1,747,604
SPDR S&P 1500 Momentum Tilt ETF	786,365	—	786,365
SPDR SSGA US Large Cap Low Volatility Index ETF	13,055,429	—	13,055,429
SPDR SSGA US Small Cap Low Volatility Index ETF	5,376,679	—	5,376,679
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Russell 1000 Yield Focus ETF	$ 14,437,962	$ —	$ 14,437,962
SPDR Russell 1000 Momentum Focus ETF	6,200,424	—	6,200,424
SPDR Russell 1000 Low Volatility Focus ETF	12,253,684	—	12,253,684
SPDR S&P 1500 Value Tilt ETF	488,967	—	488,967
SPDR S&P 1500 Momentum Tilt ETF	900,718	—	900,718
SPDR SSGA US Large Cap Low Volatility Index ETF	17,517,934	—	17,517,934
SPDR SSGA US Small Cap Low Volatility Index ETF	7,860,770	—	7,860,770
At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Russell 1000 Yield Focus ETF	$ —	$(76,290,647)	$—	$ 75,527,675	$ (762,972)
SPDR Russell 1000 Momentum Focus ETF	352,890	(95,635,783)	—	54,363,016	(40,919,877)
SPDR Russell 1000 Low Volatility Focus ETF	—	(57,111,065)	—	104,274,494	47,163,429
SPDR S&P 1500 Value Tilt ETF	—	(2,330,080)	—	15,958,299	13,628,219
SPDR S&P 1500 Momentum Tilt ETF	33,016	(7,544,572)	—	16,534,940	9,023,384
SPDR SSGA US Large Cap Low Volatility Index ETF	—	(62,536,198)	—	75,110,520	12,574,322
SPDR SSGA US Small Cap Low Volatility Index ETF	—	(51,203,663)	—	19,543,826	(31,659,837)
As of June 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Russell 1000 Yield Focus ETF	$24,610,351	$51,680,296
SPDR Russell 1000 Momentum Focus ETF	58,654,913	36,980,870
SPDR Russell 1000 Low Volatility Focus ETF	23,724,654	33,386,411
SPDR S&P 1500 Value Tilt ETF	679,733	1,650,347
SPDR S&P 1500 Momentum Tilt ETF	7,078,141	466,431
SPDR SSGA US Large Cap Low Volatility Index ETF	48,987,283	13,548,915
SPDR SSGA US Small Cap Low Volatility Index ETF	20,192,548	31,011,115
111

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 1000 Yield Focus ETF	$579,096,485	$ 78,031,240	$2,503,565	$ 75,527,675
SPDR Russell 1000 Momentum Focus ETF	258,862,791	54,978,352	615,336	54,363,016
SPDR Russell 1000 Low Volatility Focus ETF	440,613,638	106,311,057	2,036,563	104,274,494
SPDR S&P 1500 Value Tilt ETF	199,249,463	17,450,811	1,492,512	15,958,299
SPDR S&P 1500 Momentum Tilt ETF	69,882,789	17,294,742	759,802	16,534,940
SPDR SSGA US Large Cap Low Volatility Index ETF	497,856,276	79,255,407	4,144,887	75,110,520
SPDR SSGA US Small Cap Low Volatility Index ETF	201,822,947	26,386,874	6,843,048	19,543,826
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Momentum Focus ETF	$ 1,749,449	$ 1,147,495	$ 624,405	$ 1,771,900
SPDR Russell 1000 Low Volatility Focus ETF	1,501,324	788,589	744,675	1,533,264
SPDR S&P 1500 Value Tilt ETF	422,601	267,714	164,103	431,817
SPDR S&P 1500 Momentum Tilt ETF	258,476	163,201	100,654	263,855
SPDR SSGA US Small Cap Low Volatility Index ETF	5,110,965	836,615	4,413,875	5,250,490
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
112

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	$1,147,495	$—	$—	$—	$1,147,495	$1,147,495
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	788,589	—	—	—	788,589	788,589
SPDR S&P 1500 Value Tilt ETF	Common Stocks	267,714	—	—	—	267,714	267,714
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	163,201	—	—	—	163,201	163,201
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	836,615	—	—	—	836,615	836,615
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Russell 1000 Yield® Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Russell 1000 Yield® Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF (collectively referred to as the “Funds”) (seven of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting SPDR® Series Trust) at June 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Russell 1000 Yield Focus ETF	0.20%	$1,279.20	$1.13	$1,023.80	$1.00
SPDR Russell 1000 Momentum Focus ETF	0.20	1,169.10	1.08	1,023.80	1.00
SPDR Russell 1000 Low Volatility Focus ETF	0.20	1,165.80	1.07	1,023.80	1.00
SPDR S&P 1500 Value Tilt ETF	0.12	1,218.80	0.66	1,024.20	0.60
SPDR S&P 1500 Momentum Tilt ETF	0.12	1,124.70	0.63	1,024.20	0.60
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12	1,120.10	0.63	1,024.20	0.60
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12	1,189.80	0.65	1,024.20	0.60
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
116

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
117

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
118

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations
119

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
					& Income Fund (Trustee).
121

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
122

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
123

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRFACTORAR

Annual Report
June 30, 2021
SPDR® Series Trust - Equity Funds
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector.  An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund's performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P 500® Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over approximately 24 separate industry groups.
The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S& P 500®, measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.
The S&P® Small Cap 600® IndexSM measures the performance of the small-capitalization sector in the U.S. equity market. The Index is float-adjusted and market capitalization weighted.
The S&P Composite 1500® Index is designed to measure the performance of the large-, mid-, and small-capitalization segments of the U.S. equity market. The Index consists of those stocks included in the S&P 500® Index, the S&P MidCap 400® IndexTM, and the S&P SmallCap 600® IndexSM. Each underlying index includes common stocks, listed on certain U.S. securities exchanges, that meet specific market capitalization requirements. The Index is float-adjusted market capitalization weighted. Index constituents are added and removed on an as-needed basis.
The S&P 500 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity market. The Index is market capitalization weighted.
The S&P® 500 High Dividend Index is designed to measure the performance of the top 80 high dividend-yielding companies within the S&P 500® Index, based on dividend yield.
The S&P 500 Value Index measures the performance of the large-capitalization value segment in the U.S. equity market. The Index consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio.
See accompanying notes to financial statements.
1

SPDR Portfolio S&P 500 ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 500 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 40.79%, and the Index was 40.79%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
A strong economic rebound in the third quarter of 2020 came amid a relaxation of COVID-19-related lockdowns allowing pent up demand to be released. While the market experienced a bit of a setback in September having been beset by another resurgence in COVID cases and concerns about high stock valuations, the S&P 500 Index still managed to hold on to a strong return of 8.93% for the first three months of the fiscal period. This was only the beginning as another sizable fiscal stimulus package of $800 billion in the U.S. got pushed through Congress after months of stalemate and good news on the vaccine development and approval fronts along with the positive overall news from the election results caused the strong rally to continue in the fourth quarter of 2020. The S&P 500 Index rose another 12.15% during this period. Market momentum also shifted strongly from “stay at home” stocks and sectors to “re-opening” stocks and sectors.
The first half of 2021 saw positive market momentum continue on the back of vaccine rollouts accelerating in the U.S. and other developed markets coupled with the decline in infections and hospitalizations. The Federal Reserve also provided additional support by initially indicating that there would be no rate hikes prior to 2024, before rolling that back a bit amidst a surprise increase in inflation measures which caused them to become a bit more hawkish. Revised messaging now pointed to the possibility of two rate hikes before the end of 2023. U.S. gross domestic product came in at a solid 6.4% in the second quarter of 2021 and a continued increase in consumer spending along with the passing of a bipartisan infrastructure spending deal of over $600 billion helped to carry the S&P 500 Index to a fifth consecutive robust quarterly return and a twelve month performance of nearly 41%.
The Fund used equity index futures in order to equitize cash and accruals during the Reporting Period. The Fund’s use of equity index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Microsoft Corporation, and Amazon.com, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Intel Corporation, Vertex Pharmaceuticals Incorporated, and Gilead Sciences, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Portfolio S&P 500 ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 Index(2)	Net Asset Value(1)	Market Value(1)	S&P 500 Index(2)
ONE YEAR	40.79%	40.98%	40.79%	40.79%	40.98%	40.79%
FIVE YEARS	125.66%	125.55%	126.24%	17.68%	17.67%	17.74%
TEN YEARS	293.53%	293.49%	296.62%	14.68%	14.68%	14.78%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective January 24, 2020, the Fund changed its benchmark index from the SSGA Large Cap Index to the S&P 500 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 1000 Index to the SSGA Large Cap Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to January 24, 2020.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2011 through January 23, 2020 and the S&P 500 Index from January 24, 2020 through June 30, 2021.
The total expense ratio for SPDR Portfolio S&P 500 ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Portfolio S&P 500 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Apple, Inc.	5.9%
Microsoft Corp.	5.6
Amazon.com, Inc.	4.1
Facebook, Inc. Class A	2.3
Alphabet, Inc. Class A	2.0
Alphabet, Inc. Class C	2.0
Berkshire Hathaway, Inc. Class B	1.4
Tesla, Inc.	1.4
NVIDIA Corp.	1.4
JPMorgan Chase & Co.	1.3
TOTAL	27.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

		% of Net Assets
	Information Technology	27.4%
	Health Care	12.9
	Consumer Discretionary	12.3
	Financials	11.3
	Communication Services	11.1
	Industrials	8.5
	Consumer Staples	5.8
	Energy	2.9
	Materials	2.6
	Real Estate	2.6
	Utilities	2.4
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio S&P 400 Mid Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 400 Mid Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid-capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P MidCap 400 Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 53.05%, and the Index was 53.24%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Led by the United States, economic growth rebounded strongly across the globe in the third quarter of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. The SPDR Portfolio Mid Cap ETF gained 4.73% during the third quarter.
In the U.S., election results contributed to the Index where it The SPDR Portfolio Mid Cap ETF gained 24.31% during the fourth quarter of 2020. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. U.S. lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals.
The SPDR Portfolio Mid Cap ETF gained 13.45% in the first quarter of 2021 with data showing economic recovery gathering pace on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Although manufacturing continued to expand strongly across regions, services growth improved only in the United States (U.S.) and the United Kingdom (U.K.) and lagged in rest of Europe. Emergence of new variants of Coronavirus and a pick-up in inflation caused by cost pressures across supply chains remained key risks to growth momentum. On the fiscal front, the U.S. Congress passed a third major stimulus package in the form of a US$1.9 trillion American Rescue Plan backed by U.S. President Joe Biden. On the monetary policy front, despite markets pricing in higher growth and inflation being at the long end of the curve, the U.S. Fed reiterated its accommodative monetary policy stance and did not expect to raise interest rates in near future.
As global growth recovery broadened in the second quarter of 2021 aided by accelerated vaccine rollout in the United States and Europe and the momentum shifting away from China, the SPDR Portfolio Mid Cap ETF gained an additional 3.62%. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. On the fiscal front, U.S. President Joe Biden secured an infrastructure package deal worth US$1 trillion, which, however, fell short of the US$2.3 trillion plan proposed in March. On the monetary policy front, although the U.S. Fed reiterated that the rise in inflation is transitory, its tone was more hawkish. The Fed acknowledged discussions around tapering and indicated the possibility of at least two hikes by end-2023 through its “dot plot” projections.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Generac Holdings Inc., Penn National Gaming, Inc., and Enphase Energy, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Exelixis, Inc., Quidel Corporation, and Strategic Education, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Portfolio S&P 400 Mid Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P MidCap 400 Index(2)	Net Asset Value(1)	Market Value(1)	S&P MidCap 400 Index(2)
ONE YEAR	53.05%	53.10%	53.24%	53.05%	53.10%	53.24%
FIVE YEARS	98.24%	98.57%	97.21%	14.67%	14.70%	14.75%
TEN YEARS	209.84%	209.84%	228.26%	11.97%	11.97%	12.10%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective January 24, 2020, the Fund changed its benchmark index from the S&P 1000 Index to the S&P Mid Cap 400 Index. Effective August 31, 2016, the Fund changed its benchmark index from the Russell Small Cap Completeness Index to the S&P 1000 Index. Effective July 13, 2013, the Fund changed its benchmark from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to January 24, 2020.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2011 through January 23, 2020 and the S&P Mid Cap 400 Index from January 24, 2020 through June 30, 2021.
The total expense ratio for SPDR Portfolio S&P 400 Mid Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.05%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Portfolio S&P 400 Mid Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Bio-Techne Corp.	0.8%
Cognex Corp.	0.6
Molina Healthcare, Inc.	0.6
Fair Isaac Corp.	0.6
SolarEdge Technologies, Inc.	0.6
XPO Logistics, Inc.	0.6
Signature Bank	0.6
Camden Property Trust REIT	0.6
Graco, Inc.	0.6
FactSet Research Systems, Inc.	0.5
TOTAL	6.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Industrials	18.0%
Financials	15.1
Consumer Discretionary	14.8
Information Technology	14.4
Health Care	11.1
Real Estate	9.6
Materials	6.3
Consumer Staples	3.4
Utilities	3.3
Energy	2.1
Communication Services	1.8
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio S&P 600 Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P SmallCap 600 Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 67.37%, and the Index was 67.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Led by the United States, economic growth rebounded strongly across the globe in the third quarter of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. The SPDR Portfolio Small Cap ETF gained 3.19% during the third quarter.
In the U.S., election results contributed to the Index where it The SPDR Portfolio Small Cap ETF gained 31.29% during the fourth quarter of 2020. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. U.S. lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals.
The SPDR Portfolio Small Cap ETF gained 18.24% in the first quarter of 2021 with data showing economic recovery gathering pace on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Although manufacturing continued to expand strongly across regions, services growth improved only in the United States (U.S.) and the United Kingdom (U.K.) and lagged in rest of Europe. Emergence of new variants of Coronavirus and a pick-up in inflation caused by cost pressures across supply chains remained key risks to growth momentum. On the fiscal front, the U.S. Congress passed a third major stimulus package in the form of a US$1.9 trillion American Rescue Plan backed by U.S. President Joe Biden. On the monetary policy front, despite markets pricing in higher growth and inflation being at the long end of the curve, the U.S. Fed reiterated its accommodative monetary policy stance and did not expect to raise interest rates in near future.
As global growth recovery broadened in the second quarter of 2021 aided by accelerated vaccine rollout in the United States and Europe and the momentum shifting away from China, the SPDR Portfolio Small Cap ETF gained an additional 4.48%. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. On the fiscal front, U.S. President Joe Biden secured an infrastructure package deal worth US$1 trillion, which, however, fell short of the US$2.3 trillion plan proposed in March. On the monetary policy front, although the U.S. Fed reiterated that the rise in inflation is transitory, its tone was more hawkish. The Fed acknowledged discussions around tapering and indicated the possibility of at least two hikes by end-2023 through its “dot plot” projections.
The Fund used equity index futures in order to equitize cash and accruals during the Reporting Period. The Fund’s use of equity index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Cleveland-Cliffs Inc, Capri Holdings Limited, and GameStop Corp. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Neogen Corporation, eHealth, Inc., and Bottomline Technologies (de), Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Portfolio S&P 600 Small Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1),(2)	Market Value(1),(2)	S&P SmallCap 600 Index(3)	Net Asset Value(1),(2)	Market Value(1),(2)	S&P SmallCap 600 Index(3)
ONE YEAR	67.37%	67.50%	67.40%	67.37%	67.50%	67.40%
FIVE YEARS	110.53%	110.35%	110.89%	16.06%	16.03%	16.09%
SINCE INCEPTION(2)	150.89%	150.91%	150.77%	12.22%	12.22%	12.21%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective January 24, 2020, the Fund changed its benchmark index from the SSGA Small Cap Index to the S&P SmallCap 600 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 2000 Index to the SSGA Small Cap Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different indices for periods prior to January 24, 2020.
(2)	For the period July 8, 2013 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/8/13, 7/9/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
(3)	Index returns represent the Fund’s prior benchmark indices from July 8, 2013 through January 23, 2020 and the S&P SmallCap 600 Index from January 24, 2020 through June 30, 2021.
The total expense ratio for SPDR Portfolio S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.05%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Portfolio S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
GameStop Corp. Class A	1.1%
Omnicell, Inc.	0.6
Macy's, Inc.	0.6
Saia, Inc.	0.5
NeoGenomics, Inc.	0.5
Chart Industries, Inc.	0.5
MicroStrategy, Inc. Class A	0.5
3D Systems Corp.	0.5
Power Integrations, Inc.	0.5
Agree Realty Corp. REIT	0.5
TOTAL	5.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	17.5%
Industrials	17.0
Consumer Discretionary	14.9
Information Technology	13.7
Health Care	11.9
Real Estate	7.7
Materials	5.1
Energy	4.7
Consumer Staples	4.2
Communication Services	1.7
Utilities	1.5
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 1500 Composite Stock Market ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange traded U.S. equity securities. The Fund’s benchmark is the S&P Composite 1500 Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 42.13%, and the Index was 42.12%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Economic growth rebounded strongly across the globe in the third quarter of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. During the fourth quarter of 2020, U.S. election results contributed to the Index as markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. U.S. lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals.
Data in the first quarter of 2020 showed an economic recovery gathering pace on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Emergence of new variants of Coronavirus and a pick-up in inflation caused by cost pressures across supply chains remained key risks to growth momentum. On the fiscal front, the U.S. Congress passed a third major stimulus package in the form of a US$1.9 trillion American Rescue Plan backed by U.S. President Joe Biden. On the monetary policy front, despite markets pricing in higher growth and inflation being at the long end of the curve, the U.S. Fed reiterated its accommodative monetary policy stance and did not expect to raise interest rates in near future. Accelerated vaccine rollout supported further recovery in the second quarter of 2021, despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. U.S. President Joe Biden secured an infrastructure package deal worth US$1 trillion, which, fell short of the US$2.3 trillion plan proposed in March. The U.S. Fed reiterated that the rise in inflation is transitory, but its tone was more hawkish. The Fed acknowledged discussions around tapering and indicated the possibility of at least two hikes by end-2023 through its “dot plot” projections.
The Fund used equity index futures in order to equitize cash and accruals during the Reporting Period. The Fund’s use of equity index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Amazon.com, Inc., and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Intel Corporation, Vertex Pharmaceuticals Incorporated, and Gilead Sciences, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P Composite 1500 Index(2)	Net Asset Value(1)	Market Value(1)	S&P Composite 1500 Index(2)
ONE YEAR	42.13%	42.25%	42.12%	42.13%	42.25%	42.12%
FIVE YEARS	123.74%	123.72%	124.22%	17.48%	17.47%	17.53%
TEN YEARS	286.40%	286.55%	288.09%	14.47%	14.48%	14.54%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective January 24, 2020, the Fund changed it's benchmark index from the SSGA Total Stock Market Index to the S&P Composite 1500 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 3000 Index to the SSGA Total Stock Market Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to January 24, 2020.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2011 through January 23, 2020 and the S&P Composite 1500 Index from January 24, 2020 through June 30, 2021.
The total expense ratio for SPDR Portfolio S&P 1500 Composite Stock Market ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Apple, Inc.	5.4%
Microsoft Corp.	5.1
Amazon.com, Inc.	3.7
Facebook, Inc. Class A	2.1
Alphabet, Inc. Class A	1.9
Alphabet, Inc. Class C	1.8
Berkshire Hathaway, Inc. Class B	1.3
Tesla, Inc.	1.3
NVIDIA Corp.	1.3
JPMorgan Chase & Co.	1.2
TOTAL	25.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	26.2%
Health Care	12.8
Consumer Discretionary	12.5
Financials	11.7
Communication Services	10.3
Industrials	9.3
Consumer Staples	5.7
Real Estate	3.1
Materials	2.9
Energy	2.9
Utilities	2.5
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR Portfolio S&P 500 Growth ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P 500 Growth Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 41.27%, and the Index was 41.36%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Led by the United States, economic growth rebounded strongly across the globe in the third quarter of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. The SPDR Portfolio S&P 500 Growth ETF gained 11.73% during the third quarter.
In the U.S., election results contributed to the Index where the SPDR Portfolio S&P 500 Growth ETF gained 10.64% during the fourth quarter of 2020. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. U.S. lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals.
The SPDR Portfolio S&P 500 Growth ETF gained 2.12% in the first quarter of 2021 with data showing economic recovery gathering pace on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Although manufacturing continued to expand strongly across regions, services growth improved only in the United States (U.S.) and the United Kingdom (U.K.) and lagged in rest of Europe. Emergence of new variants of Coronavirus and a pick-up in inflation caused by cost pressures across supply chains remained key risks to growth momentum. On the fiscal front, the U.S. Congress passed a third major stimulus package in the form of a US$1.9 trillion American Rescue Plan backed by U.S. President Joe Biden. On the monetary policy front, despite markets pricing in higher growth and inflation being at the long end of the curve, the U.S. Fed reiterated its accommodative monetary policy stance and did not expect to raise interest rates in near future.
As global growth recovery broadened in the second quarter of 2021 aided by accelerated vaccine rollout in the United States and Europe and the momentum shifting away from China, The SPDR Portfolio S&P 500 Growth ETF gained an additional 11.91%. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. On the fiscal front, U.S. President Joe Biden secured an infrastructure package deal worth US$1 trillion, which, however, fell short of the US$2.3 trillion plan proposed in March. On the monetary policy front, although the U.S. Fed reiterated that the rise in inflation is transitory, its tone was more hawkish. The Fed acknowledged discussions around tapering and indicated the possibility of at least two hikes by end-2023 through its “dot plot” projections.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corporation, Amazon.com, Inc., and Apple Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Intel Corporation, Vertex Pharmaceuticals Incorporated, and American Tower Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR Portfolio S&P 500 Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 Growth Index(2)	Net Asset Value(1)	Market Value(1)	S&P 500 Growth Index(2)
ONE YEAR	41.27%	41.36%	41.36%	41.27%	41.36%	41.36%
FIVE YEARS	167.06%	166.84%	168.36%	21.71%	21.69%	21.83%
TEN YEARS	385.37%	385.43%	392.62%	17.11%	17.12%	17.29%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2011 through December 16, 2010 and the S&P 500 Growth Index from December 17, 2010 through June 30, 2021.
The total expense ratio for SPDR Portfolio S&P 500 Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR Portfolio S&P 500 Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Apple, Inc.	11.2%
Microsoft Corp.	10.6
Amazon.com, Inc.	7.7
Facebook, Inc. Class A	4.3
Alphabet, Inc. Class A	3.8
Alphabet, Inc. Class C	3.7
Tesla, Inc.	2.7
NVIDIA Corp.	2.6
PayPal Holdings, Inc.	1.8
Adobe, Inc.	1.5
TOTAL	49.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

		% of Net Assets
	Information Technology	41.8%
	Consumer Discretionary	16.4
	Communication Services	15.2
	Health Care	11.6
	Industrials	5.6
	Consumer Staples	3.1
	Financials	2.8
	Materials	1.8
	Real Estate	1.1
	Utilities	0.5
	Energy	0.1
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR Portfolio S&P 500 High Dividend ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 500 High Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have high dividend yields. The Fund’s benchmark is the S&P 500 High Dividend Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 51.84%, and the Index was 51.94%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst global COVID-19-related lockdowns and threats of second waves of coronavirus infections across states and countries. Yet global equity markets were quite strong and performed quite well, continuing to be led by technology and growth companies whose business models were particularly well-suited to circumstances characterized by widespread remote working and social distancing.
They were also helped by fiscal stimulus and relief packages, such as the CARES Act in the United States which was passed in the last quarter prior to the beginning of the Reporting Period. From a monetary perspective, central banks around the globe continued to set expectations that they would be accommodative.
In the fourth quarter of 2020, vaccine development reached its final stages with Pfizer and Moderna, and despite the Presidential election turmoil, a second relief bill was passed in December. Markets continued to rally, in most cases ending the year up despite the enormous drawdown in the first quarter of the calendar year.
The record-setting rebound in market performance started to lose a little bit of steam in the first quarter of 2021. Vaccine roll-out began in earnest and hopes that this would spur a return to normalcy were quite high. However, on the heels of the second COVID relief bill and promises of a third following Georgia senate election victories for the Democrats, there were some strange market phenomenon that began to appear. Perhaps this was represented most peculiarly by the run-up in GameStop’s share price, as well with increased interest and appreciation in cryptocurrencies.
In the second quarter of 2021, more widespread vaccination and a decrease in COVID infection rates, despite some concern about the emergency of the Delta variant, allowed some states and countries to re-open more fully and the economic rebound to establish itself more firmly. Unfortunately, this was accompanied by some unexpected inflation, as businesses faced surprisingly tight labor markets, with some forced to offer substantial wage and financial incentives to find workers to meet the spike in business demand.
High dividend securities frequently share significant overlap with value securities, and the performance of value securities during the Reporting Period had a significant effect on the performance of the Fund compared to its cap-weighted index counterparts.
Value underperformed in the third quarter of 2020, in what was a continuing streak of long-term underperformance. But as technology and growth securities began to lose some momentum in the fourth quarter of 2020, value securities produced some unexpected outperformance, generating hope that the long slump might be coming to an end. The subsequent quarters of the Reporting Period did not disappoint, with value outperforming in the first quarter of 2021, and nearly doing the same in the second quarter of 2021 were it not for underperformance in the month of June.
For the Reporting Period, value’s overall outperformance caused the Fund to outperform its cap weighted S&P 500 index counterpart by more than 10%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ViacomCBS Inc. Class B, Comerica Incorporated, and Invesco Ltd.. The top negative contributors to the Fund’s performance during the Reporting Period were Gilead Sciences, Inc., Western Union Company, and FirstEnergy Corp..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR Portfolio S&P 500 High Dividend ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 High Dividend Index	Net Asset Value(1)	Market Value(1)	S&P 500 High Dividend Index
ONE YEAR	51.84%	51.94%	51.94%	51.84%	51.94%	51.94%
FIVE YEARS	53.24%	53.19%	53.74%	8.91%	8.90%	8.98%
SINCE INCEPTION	76.54%	76.51%	77.32%	10.49%	10.49%	10.59%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	For the period October 21, 2015 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/21/15, 10/22/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Portfolio S&P 500 High Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR Portfolio S&P 500 High Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Seagate Technology Holdings PLC	1.6%
ConocoPhillips	1.6
Iron Mountain, Inc. REIT	1.5
Simon Property Group, Inc. REIT	1.5
Regency Centers Corp. REIT	1.5
Public Storage REIT	1.5
Exxon Mobil Corp.	1.5
Federal Realty Investment Trust REIT	1.5
Interpublic Group of Cos., Inc.	1.5
Marathon Petroleum Corp.	1.4
TOTAL	15.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	23.2%
Real Estate	19.5
Energy	13.7
Utilities	12.8
Information Technology	6.6
Communication Services	6.4
Consumer Staples	5.2
Materials	4.9
Consumer Discretionary	3.8
Health Care	3.4
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR Portfolio S&P 500 Value ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P 500 Value Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 39.44%, and the Index was 39.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Led by the United States, economic growth rebounded strongly across the globe in the third quarter of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. The SPDR Portfolio S&P 500 Value ETF gained 4.80% during the third quarter.
In the U.S., election results contributed to the Index where the SPDR Portfolio S&P 500 Value ETF gained 14.45% during the fourth quarter of 2020. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. U.S. lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals.
The SPDR Portfolio S&P 500 Value ETF gained 10.75% in the first quarter of 2021 with data showing economic recovery gathering pace on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Although manufacturing continued to expand strongly across regions, services growth improved only in the United States (U.S.) and the United Kingdom (U.K.) and lagged in rest of Europe. Emergence of new variants of Coronavirus and a pick-up in inflation caused by cost pressures across supply chains remained key risks to growth momentum. On the fiscal front, the U.S. Congress passed a third major stimulus package in the form of a US$1.9 trillion American Rescue Plan backed by U.S. President Joe Biden. On the monetary policy front, despite markets pricing in higher growth and inflation being at the long end of the curve, the U.S. Fed reiterated its accommodative monetary policy stance and did not expect to raise interest rates in near future.
As global growth recovery broadened in the second quarter of 2021 aided by accelerated vaccine rollout in the United States and Europe and the momentum shifting away from China, The SPDR Portfolio S&P 500 Value ETF gained an additional 4.97%. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. On the fiscal front, U.S. President Joe Biden secured an infrastructure package deal worth US$1 trillion, which, however, fell short of the US$2.3 trillion plan proposed in March. On the monetary policy front, although the U.S. Fed reiterated that the rise in inflation is transitory, its tone was more hawkish. The Fed acknowledged discussions around tapering and indicated the possibility of at least two hikes by end-2023 through its “dot plot” projections.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Berkshire Hathaway Inc. Class B, Bank of America Corp, and JPMorgan Chase & Co.. The top negative contributors to the Fund’s performance during the Reporting Period were Dominion Energy Inc, Gilead Sciences, Inc., and Regeneron Pharmaceuticals, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
20

SPDR Portfolio S&P 500 Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 Value Index(2)	Net Asset Value(1)	Market Value(1)	S&P 500 Value Index(2)
ONE YEAR	39.44%	39.53%	39.54%	39.44%	39.53%	39.54%
FIVE YEARS	79.77%	79.67%	80.49%	12.45%	12.43%	12.54%
TEN YEARS	202.45%	202.60%	206.55%	11.70%	11.71%	11.85%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2011 through December 16, 2010 and the S&P 500 Value Index from December 17, 2010 through June 30, 2021.
The total expense ratio for SPDR Portfolio S&P 500 Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
21

SPDR Portfolio S&P 500 Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	3.1%
JPMorgan Chase & Co.	2.7
Walt Disney Co.	1.9
Bank of America Corp.	1.8
Exxon Mobil Corp.	1.6
Johnson & Johnson	1.5
Verizon Communications, Inc.	1.3
Intel Corp.	1.3
Cisco Systems, Inc.	1.3
Pfizer, Inc.	1.3
TOTAL	17.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	20.8%
Health Care	14.5
Industrials	11.8
Information Technology	11.3
Consumer Staples	8.9
Consumer Discretionary	7.6
Communication Services	6.5
Energy	6.0
Utilities	4.7
Real Estate	4.2
Materials	3.5
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
Boeing Co. (a)	161,086	$ 38,589,762
General Dynamics Corp.	67,355	12,680,252
Howmet Aerospace, Inc. (a)	118,004	4,067,598
Huntington Ingalls Industries, Inc.	12,412	2,615,829
L3Harris Technologies, Inc.	60,291	13,031,900
Lockheed Martin Corp.	72,114	27,284,332
Northrop Grumman Corp.	44,098	16,026,536
Raytheon Technologies Corp.	448,774	38,284,910
Teledyne Technologies, Inc. (a)	13,600	5,696,088
Textron, Inc.	65,920	4,533,318
TransDigm Group, Inc. (a)	16,169	10,466,032
		173,276,557
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	38,724	3,627,277
Expeditors International of Washington, Inc.	49,448	6,260,117
FedEx Corp.	71,300	21,270,929
United Parcel Service, Inc. Class B	211,641	44,014,979
		75,173,302
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	37,695	2,273,385
American Airlines Group, Inc. (a)	187,074	3,967,840
Delta Air Lines, Inc. (a)	187,279	8,101,690
Southwest Airlines Co. (a)	173,459	9,208,938
United Airlines Holdings, Inc. (a)	94,652	4,949,353
		28,501,206
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	79,759	12,548,484
BorgWarner, Inc.	69,767	3,386,490
		15,934,974
AUTOMOBILES — 1.8%
Ford Motor Co. (a)	1,152,671	17,128,691
General Motors Co. (a)	370,604	21,928,639
Tesla, Inc. (a)	227,553	154,667,774
		193,725,104
BANKS — 4.3%
Bank of America Corp.	2,230,517	91,964,216
Citigroup, Inc.	609,878	43,148,868
Citizens Financial Group, Inc.	124,662	5,718,246
Comerica, Inc.	42,314	3,018,681
Fifth Third Bancorp	208,677	7,977,722
First Republic Bank	51,668	9,670,700
Huntington Bancshares, Inc.	434,870	6,205,595
JPMorgan Chase & Co.	893,823	139,025,229
KeyCorp.	285,501	5,895,596
M&T Bank Corp.	37,678	5,474,990
People's United Financial, Inc.	128,619	2,204,530
Security Description	Shares	Value
PNC Financial Services Group, Inc.	124,475	$ 23,744,851
Regions Financial Corp.	281,370	5,678,047
SVB Financial Group (a)	15,939	8,868,938
Truist Financial Corp.	396,813	22,023,121
US Bancorp	399,462	22,757,350
Wells Fargo & Co.	1,213,791	54,972,594
Zions Bancorp NA	49,433	2,613,028
		460,962,302
BEVERAGES — 1.4%
Brown-Forman Corp. Class B	55,372	4,149,578
Coca-Cola Co.	1,138,814	61,621,225
Constellation Brands, Inc. Class A	49,957	11,684,443
Molson Coors Beverage Co. Class B (a)	56,138	3,014,049
Monster Beverage Corp. (a)	108,625	9,922,894
PepsiCo, Inc.	405,146	60,030,483
		150,422,672
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	518,456	58,398,884
Alexion Pharmaceuticals, Inc. (a)	64,480	11,845,621
Amgen, Inc.	169,510	41,318,062
Biogen, Inc. (a)	44,272	15,330,065
Gilead Sciences, Inc.	369,503	25,443,977
Incyte Corp. (a)	56,269	4,733,911
Regeneron Pharmaceuticals, Inc. (a)	30,627	17,106,405
Vertex Pharmaceuticals, Inc. (a)	76,480	15,420,662
		189,597,587
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	40,796	2,939,760
Allegion PLC	26,169	3,645,342
Carrier Global Corp.	240,065	11,667,159
Fortune Brands Home & Security, Inc.	40,314	4,015,677
Johnson Controls International PLC	212,454	14,580,718
Masco Corp.	74,102	4,365,349
Trane Technologies PLC	70,441	12,971,006
		54,185,011
CAPITAL MARKETS — 3.0%
Ameriprise Financial, Inc.	34,229	8,518,914
Bank of New York Mellon Corp.	238,064	12,196,019
BlackRock, Inc.	41,985	36,735,615
Cboe Global Markets, Inc.	30,267	3,603,286
Charles Schwab Corp.	440,033	32,038,803
CME Group, Inc.	105,811	22,503,883
Franklin Resources, Inc.	82,445	2,637,416
Goldman Sachs Group, Inc.	100,419	38,112,023
Intercontinental Exchange, Inc.	165,293	19,620,279
Invesco, Ltd.	113,899	3,044,520
MarketAxess Holdings, Inc.	11,287	5,232,540

See accompanying notes to financial statements.
23

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Moody's Corp.	47,245	$ 17,120,171
Morgan Stanley	440,558	40,394,763
MSCI, Inc.	24,408	13,011,417
Nasdaq, Inc.	34,194	6,011,305
Northern Trust Corp.	60,994	7,052,126
Raymond James Financial, Inc.	36,655	4,761,485
S&P Global, Inc.	71,070	29,170,682
State Street Corp. (b)	103,137	8,486,112
T Rowe Price Group, Inc.	67,021	13,268,147
		323,519,506
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	64,792	18,639,363
Albemarle Corp.	34,388	5,793,002
Celanese Corp.	33,543	5,085,119
CF Industries Holdings, Inc.	64,708	3,329,227
Corteva, Inc.	218,557	9,693,003
Dow, Inc.	217,558	13,767,070
DuPont de Nemours, Inc.	158,346	12,257,564
Eastman Chemical Co.	40,820	4,765,735
Ecolab, Inc.	72,856	15,006,150
FMC Corp.	37,662	4,075,028
International Flavors & Fragrances, Inc.	73,196	10,935,482
Linde PLC	153,483	44,371,935
LyondellBasell Industries NV Class A	75,552	7,772,034
Mosaic Co.	104,294	3,328,022
PPG Industries, Inc.	69,493	11,797,827
Sherwin-Williams Co.	70,505	19,209,087
		189,825,648
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	25,934	9,906,788
Copart, Inc. (a)	61,063	8,049,935
Republic Services, Inc.	61,757	6,793,888
Rollins, Inc.	66,733	2,282,269
Waste Management, Inc.	114,104	15,987,111
		43,019,991
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	16,102	5,833,916
Cisco Systems, Inc.	1,239,606	65,699,118
F5 Networks, Inc. (a)	17,916	3,344,200
Juniper Networks, Inc.	100,556	2,750,207
Motorola Solutions, Inc.	49,684	10,773,975
		88,401,416
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	42,260	3,827,488
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	18,617	6,549,647
Vulcan Materials Co.	39,885	6,942,782
		13,492,429
CONSUMER FINANCE — 0.7%
American Express Co.	192,177	31,753,406
Capital One Financial Corp.	132,975	20,569,903
Security Description	Shares	Value
Discover Financial Services	89,964	$ 10,641,841
Synchrony Financial	158,657	7,698,038
		70,663,188
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	450,952	5,167,910
Avery Dennison Corp.	24,308	5,110,514
Ball Corp.	96,700	7,834,634
International Paper Co.	114,863	7,042,251
Packaging Corp. of America	28,833	3,904,565
Sealed Air Corp.	47,042	2,787,238
Westrock Co.	79,188	4,214,385
		36,061,497
DISTRIBUTORS — 0.1%
Genuine Parts Co.	43,543	5,506,883
LKQ Corp. (a)	82,471	4,059,223
Pool Corp.	11,750	5,389,255
		14,955,361
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	559,790	155,576,837
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	2,094,103	60,268,284
Lumen Technologies, Inc.	293,936	3,994,590
Verizon Communications, Inc.	1,215,127	68,083,566
		132,346,440
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	75,370	4,202,631
American Electric Power Co., Inc.	145,449	12,303,531
Duke Energy Corp.	225,663	22,277,451
Edison International	111,143	6,426,288
Entergy Corp.	58,745	5,856,877
Evergy, Inc.	68,401	4,133,472
Eversource Energy	101,105	8,112,665
Exelon Corp.	286,055	12,675,097
FirstEnergy Corp.	159,286	5,927,032
NextEra Energy, Inc.	575,485	42,171,541
NRG Energy, Inc.	73,877	2,977,243
Pinnacle West Capital Corp.	34,177	2,801,489
PPL Corp.	225,472	6,306,452
Southern Co.	310,768	18,804,572
Xcel Energy, Inc.	159,358	10,498,505
		165,474,846
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	67,792	9,050,232
Eaton Corp. PLC	117,103	17,352,323
Emerson Electric Co.	175,873	16,926,017
Generac Holdings, Inc. (a)	18,400	7,638,760
Rockwell Automation, Inc.	34,140	9,764,723
		60,732,055

See accompanying notes to financial statements.
24

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	175,375	$ 11,997,404
CDW Corp.	41,464	7,241,688
Corning, Inc.	231,019	9,448,677
IPG Photonics Corp. (a)	10,642	2,243,014
Keysight Technologies, Inc. (a)	54,113	8,355,588
TE Connectivity, Ltd.	97,583	13,194,197
Trimble, Inc. (a)	74,117	6,064,994
Zebra Technologies Corp. Class A (a)	15,750	8,339,468
		66,885,030
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	207,009	4,734,296
Halliburton Co.	267,291	6,179,768
Nov, Inc. (a)	117,545	1,800,789
Schlumberger NV	410,603	13,143,402
		25,858,255
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	227,805	21,741,709
Electronic Arts, Inc.	84,841	12,202,681
Live Nation Entertainment, Inc. (a) (d)	43,252	3,788,443
Netflix, Inc. (a)	130,140	68,741,249
Take-Two Interactive Software, Inc. (a)	34,036	6,025,053
Walt Disney Co. (a)	536,455	94,292,695
		206,791,830
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
Alexandria Real Estate Equities, Inc. REIT	40,289	7,330,181
American Tower Corp. REIT	133,667	36,108,803
AvalonBay Communities, Inc. REIT	41,108	8,578,829
Boston Properties, Inc. REIT	42,966	4,923,474
Crown Castle International Corp. REIT	127,985	24,969,873
Digital Realty Trust, Inc. REIT	81,351	12,240,071
Duke Realty Corp. REIT	112,519	5,327,775
Equinix, Inc. REIT	26,119	20,963,109
Equity Residential REIT	100,983	7,775,691
Essex Property Trust, Inc. REIT	19,220	5,766,192
Extra Space Storage, Inc. REIT	39,056	6,398,154
Federal Realty Investment Trust REIT	21,020	2,462,913
Healthpeak Properties, Inc. REIT	162,581	5,412,321
Host Hotels & Resorts, Inc. REIT (a)	213,354	3,646,220
Iron Mountain, Inc. REIT (d)	87,119	3,686,876
Kimco Realty Corp. REIT	130,805	2,727,284
Mid-America Apartment Communities, Inc. REIT	34,215	5,762,490
Prologis, Inc. REIT	217,667	26,017,737
Public Storage REIT	45,050	13,546,085
Security Description	Shares	Value
Realty Income Corp. REIT	109,577	$ 7,313,169
Regency Centers Corp. REIT	47,808	3,063,059
SBA Communications Corp. REIT	32,397	10,324,924
Simon Property Group, Inc. REIT	95,588	12,472,322
UDR, Inc. REIT	89,117	4,364,951
Ventas, Inc. REIT	109,920	6,276,432
Vornado Realty Trust REIT	47,489	2,216,312
Welltower, Inc. REIT	122,649	10,192,132
Weyerhaeuser Co. REIT	219,753	7,563,898
		267,431,277
FOOD & STAPLES RETAILING — 1.3%
Costco Wholesale Corp.	130,118	51,483,789
Kroger Co.	224,694	8,608,027
Sysco Corp.	148,846	11,572,777
Walmart, Inc.	405,165	57,136,368
Walgreens Boots Alliance, Inc.	211,649	11,134,854
		139,935,815
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	164,018	9,939,491
Campbell Soup Co. (d)	61,206	2,790,381
Conagra Brands, Inc.	140,310	5,104,478
General Mills, Inc.	179,386	10,929,989
Hershey Co.	42,910	7,474,064
Hormel Foods Corp.	84,335	4,026,996
J.M. Smucker Co.	32,410	4,199,364
Kellogg Co.	73,650	4,737,904
Kraft Heinz Co.	190,233	7,757,702
Lamb Weston Holdings, Inc.	44,098	3,556,945
McCormick & Co., Inc.	72,995	6,446,918
Mondelez International, Inc. Class A	414,598	25,887,499
Tyson Foods, Inc. Class A	88,684	6,541,332
		99,393,063
GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	36,427	3,500,999
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abbott Laboratories	520,205	60,307,366
ABIOMED, Inc. (a)	13,574	4,236,581
Align Technology, Inc. (a)	21,113	12,900,043
Baxter International, Inc.	149,641	12,046,100
Becton Dickinson and Co.	85,371	20,761,373
Boston Scientific Corp. (a)	420,327	17,973,183
Cooper Cos., Inc.	14,556	5,768,106
Danaher Corp.	187,020	50,188,687
DENTSPLY SIRONA, Inc.	65,947	4,171,807
DexCom, Inc. (a)	28,355	12,107,585
Edwards Lifesciences Corp. (a)	183,061	18,959,628
Hologic, Inc. (a)	74,867	4,995,126
IDEXX Laboratories, Inc. (a)	25,021	15,802,013
Intuitive Surgical, Inc. (a)	34,632	31,848,972
Medtronic PLC	395,767	49,126,558
ResMed, Inc.	42,790	10,548,591

See accompanying notes to financial statements.
25

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
STERIS PLC	28,576	$ 5,895,229
Stryker Corp.	96,574	25,083,165
Teleflex, Inc.	13,689	5,500,103
West Pharmaceutical Services, Inc.	21,670	7,781,697
Zimmer Biomet Holdings, Inc.	60,897	9,793,456
		385,795,369
HEALTH CARE PROVIDERS & SERVICES — 2.6%
AmerisourceBergen Corp.	44,330	5,075,342
Anthem, Inc.	72,278	27,595,740
Cardinal Health, Inc.	84,809	4,841,746
Centene Corp. (a)	170,700	12,449,151
Cigna Corp.	101,199	23,991,247
CVS Health Corp.	386,390	32,240,381
DaVita, Inc. (a)	20,291	2,443,645
HCA Healthcare, Inc.	77,178	15,955,780
Henry Schein, Inc. (a)	40,920	3,035,855
Humana, Inc.	38,079	16,858,335
Laboratory Corp. of America Holdings (a)	28,619	7,894,551
McKesson Corp.	46,637	8,918,860
Quest Diagnostics, Inc.	38,208	5,042,310
UnitedHealth Group, Inc.	277,570	111,150,131
Universal Health Services, Inc. Class B	23,375	3,422,801
		280,915,875
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	88,338	6,904,498
HOTELS, RESTAURANTS & LEISURE — 2.0%
Booking Holdings, Inc. (a)	12,087	26,447,444
Caesars Entertainment, Inc. (a)	61,003	6,329,061
Carnival Corp. (a)	233,918	6,166,079
Chipotle Mexican Grill, Inc. (a)	8,269	12,819,762
Darden Restaurants, Inc.	39,305	5,738,137
Domino's Pizza, Inc.	11,512	5,370,233
Expedia Group, Inc. (a)	41,255	6,753,856
Hilton Worldwide Holdings, Inc. (a)	81,400	9,818,468
Las Vegas Sands Corp. (a)	99,344	5,234,435
Marriott International, Inc. Class A (a)	78,029	10,652,519
McDonald's Corp.	219,042	50,596,512
MGM Resorts International	120,922	5,157,323
Norwegian Cruise Line Holdings, Ltd. (a)	102,698	3,020,348
Penn National Gaming, Inc. (a)	43,600	3,334,964
Royal Caribbean Cruises, Ltd. (a)	64,214	5,476,170
Starbucks Corp.	347,125	38,812,046
Wynn Resorts, Ltd. (a)	29,511	3,609,195
Yum! Brands, Inc.	88,165	10,141,620
		215,478,172
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	97,248	8,788,302
Security Description	Shares	Value
Garmin, Ltd.	43,940	$ 6,355,482
Leggett & Platt, Inc.	39,867	2,065,509
Lennar Corp. Class A	80,894	8,036,819
Mohawk Industries, Inc. (a)	17,963	3,452,309
Newell Brands, Inc.	114,134	3,135,261
NVR, Inc. (a)	1,011	5,028,006
PulteGroup, Inc.	77,111	4,207,947
Whirlpool Corp.	18,652	4,066,509
		45,136,144
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	73,829	6,291,707
Clorox Co.	37,164	6,686,175
Colgate-Palmolive Co.	249,226	20,274,535
Kimberly-Clark Corp.	99,770	13,347,231
Procter & Gamble Co.	723,090	97,566,534
		144,166,182
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	201,017	5,240,513
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	170,344	33,835,429
General Electric Co.	2,586,373	34,812,580
Honeywell International, Inc.	205,123	44,993,730
Roper Technologies, Inc.	30,744	14,455,829
		128,097,568
INSURANCE — 1.9%
Aflac, Inc.	188,780	10,129,935
Allstate Corp.	89,299	11,648,162
American International Group, Inc.	253,945	12,087,782
Aon PLC Class A	66,435	15,862,021
Arthur J Gallagher & Co.	57,962	8,119,317
Assurant, Inc.	17,755	2,772,976
Chubb, Ltd.	132,776	21,103,417
Cincinnati Financial Corp.	45,065	5,255,480
Everest Re Group, Ltd.	12,301	3,099,975
Globe Life, Inc.	29,291	2,789,968
Hartford Financial Services Group, Inc.	105,424	6,533,125
Lincoln National Corp.	52,042	3,270,319
Loews Corp.	65,114	3,558,480
Marsh & McLennan Cos., Inc.	149,071	20,971,308
MetLife, Inc.	221,750	13,271,738
Principal Financial Group, Inc.	73,912	4,670,499
Progressive Corp.	172,425	16,933,859
Prudential Financial, Inc.	116,606	11,948,617
Travelers Cos., Inc.	74,300	11,123,453
Unum Group	61,438	1,744,839
Willis Towers Watson PLC	37,876	8,712,238
WR Berkley Corp.	42,677	3,176,449
		198,783,957
INTERACTIVE MEDIA & SERVICES — 6.4%
Alphabet, Inc. Class A (a)	88,705	216,598,982

See accompanying notes to financial statements.
26

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Alphabet, Inc. Class C (a)	84,065	$ 210,693,791
Facebook, Inc. Class A (a)	707,665	246,062,197
Twitter, Inc. (a)	233,069	16,037,478
		689,392,448
INTERNET & DIRECT MARKETING RETAIL — 4.3%
Amazon.com, Inc. (a)	126,669	435,761,627
eBay, Inc.	190,826	13,397,894
Etsy, Inc. (a)	37,311	7,680,096
		456,839,617
IT SERVICES — 5.1%
Accenture PLC Class A	186,201	54,890,193
Akamai Technologies, Inc. (a)	48,568	5,663,029
Automatic Data Processing, Inc.	125,431	24,913,105
Broadridge Financial Solutions, Inc.	34,218	5,527,233
Cognizant Technology Solutions Corp. Class A	156,672	10,851,103
DXC Technology Co. (a)	77,149	3,004,182
Fidelity National Information Services, Inc.	183,068	25,935,243
Fiserv, Inc. (a)	175,403	18,748,827
FleetCor Technologies, Inc. (a)	24,649	6,311,623
Gartner, Inc. (a)	25,164	6,094,721
Global Payments, Inc.	86,524	16,226,711
International Business Machines Corp.	263,352	38,604,770
Jack Henry & Associates, Inc.	21,655	3,540,809
Mastercard, Inc. Class A	257,508	94,013,596
Paychex, Inc.	94,166	10,104,012
PayPal Holdings, Inc. (a)	346,848	101,099,255
VeriSign, Inc. (a)	29,392	6,692,264
Visa, Inc. Class A	498,008	116,444,230
Western Union Co.	124,162	2,852,001
		551,516,907
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	38,639	3,652,158
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	89,795	13,272,599
Bio-Rad Laboratories, Inc. Class A (a)	6,334	4,080,933
Charles River Laboratories International, Inc. (a)	14,559	5,385,665
Illumina, Inc. (a)	42,800	20,253,388
IQVIA Holdings, Inc. (a)	56,081	13,589,548
Mettler-Toledo International, Inc. (a)	6,804	9,425,853
PerkinElmer, Inc.	32,771	5,060,170
Thermo Fisher Scientific, Inc.	115,583	58,308,156
Waters Corp. (a)	18,531	6,404,499
		135,780,811
MACHINERY — 1.7%
Caterpillar, Inc.	160,585	34,948,114
Cummins, Inc.	43,357	10,570,870
Deere & Co.	92,048	32,466,250
Security Description	Shares	Value
Dover Corp.	42,118	$ 6,342,971
Fortive Corp.	99,279	6,923,717
IDEX Corp.	22,726	5,000,856
Illinois Tool Works, Inc.	84,736	18,943,580
Ingersoll Rand, Inc. (a)	112,490	5,490,637
Otis Worldwide Corp.	120,093	9,820,005
PACCAR, Inc.	101,818	9,087,257
Parker-Hannifin Corp.	37,888	11,635,784
Pentair PLC	50,512	3,409,055
Snap-on, Inc.	16,529	3,693,074
Stanley Black & Decker, Inc.	48,325	9,906,142
Westinghouse Air Brake Technologies Corp.	53,860	4,432,678
Xylem, Inc.	52,714	6,323,571
		178,994,561
MEDIA — 1.3%
Charter Communications, Inc. Class A (a) (d)	40,650	29,326,942
Comcast Corp. Class A	1,351,779	77,078,439
Discovery, Inc. Class A (a) (d)	46,735	1,433,830
Discovery, Inc. Class C (a) (d)	85,502	2,477,848
DISH Network Corp. Class A (a)	74,632	3,119,618
Fox Corp. Class A	95,203	3,534,887
Fox Corp. Class B	46,947	1,652,534
Interpublic Group of Cos., Inc.	117,915	3,831,058
News Corp. Class A	116,864	3,011,585
News Corp. Class B	36,653	892,501
Omnicom Group, Inc.	65,038	5,202,390
ViacomCBS, Inc. Class B	166,610	7,530,772
		139,092,404
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	430,179	15,963,943
Newmont Corp.	235,786	14,944,117
Nucor Corp.	87,594	8,402,892
		39,310,952
MULTI-UTILITIES — 0.7%
Ameren Corp.	75,028	6,005,241
CenterPoint Energy, Inc.	160,039	3,924,156
CMS Energy Corp.	85,723	5,064,515
Consolidated Edison, Inc.	102,522	7,352,878
Dominion Energy, Inc.	236,663	17,411,297
DTE Energy Co.	56,832	7,365,427
NiSource, Inc.	112,253	2,750,199
Public Service Enterprise Group, Inc.	148,288	8,858,725
Sempra Energy	92,700	12,280,896
WEC Energy Group, Inc.	92,959	8,268,703
		79,282,037
MULTILINE RETAIL — 0.5%
Dollar General Corp.	69,504	15,039,971
Dollar Tree, Inc. (a)	67,956	6,761,622
Target Corp.	145,880	35,265,031
		57,066,624

See accompanying notes to financial statements.
27

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.6%
APA Corp.	114,051	$ 2,466,923
Cabot Oil & Gas Corp.	120,777	2,108,766
Chevron Corp.	569,339	59,632,567
ConocoPhillips	399,687	24,340,938
Devon Energy Corp.	176,023	5,138,111
Diamondback Energy, Inc.	53,435	5,017,012
EOG Resources, Inc.	171,971	14,349,260
Exxon Mobil Corp.	1,251,910	78,970,483
Hess Corp.	79,492	6,941,242
Kinder Morgan, Inc.	571,673	10,421,599
Marathon Oil Corp.	238,825	3,252,797
Marathon Petroleum Corp.	191,138	11,548,558
Occidental Petroleum Corp.	246,262	7,700,613
ONEOK, Inc.	130,631	7,268,309
Phillips 66	128,171	10,999,635
Pioneer Natural Resources Co.	68,087	11,065,499
Valero Energy Corp.	119,922	9,363,510
Williams Cos., Inc.	357,648	9,495,554
		280,081,376
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	68,532	21,798,658
PHARMACEUTICALS — 3.6%
Bristol-Myers Squibb Co.	660,844	44,157,596
Catalent, Inc. (a)	49,269	5,326,964
Eli Lilly & Co.	234,776	53,885,788
Johnson & Johnson	777,537	128,091,445
Merck & Co., Inc.	742,865	57,772,611
Organon & Co. (a)	74,325	2,249,074
Perrigo Co. PLC	41,068	1,882,968
Pfizer, Inc.	1,652,253	64,702,227
Viatris, Inc.	364,909	5,214,550
Zoetis, Inc.	140,085	26,106,241
		389,389,464
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	35,668	8,542,843
IHS Markit, Ltd.	109,534	12,340,100
Jacobs Engineering Group, Inc.	39,147	5,222,993
Leidos Holdings, Inc.	39,103	3,953,313
Nielsen Holdings PLC	108,057	2,665,766
Robert Half International, Inc.	34,512	3,070,533
Verisk Analytics, Inc.	47,878	8,365,244
		44,160,792
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	98,566	8,450,063
ROAD & RAIL — 1.0%
CSX Corp.	669,389	21,473,999
JB Hunt Transport Services, Inc.	25,366	4,133,390
Kansas City Southern	26,782	7,589,216
Norfolk Southern Corp.	73,676	19,554,347
Old Dominion Freight Line, Inc.	27,900	7,081,020
Union Pacific Corp.	195,996	43,105,400
		102,937,372
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Advanced Micro Devices, Inc. (a)	355,722	$ 33,412,968
Analog Devices, Inc.	108,807	18,732,213
Applied Materials, Inc.	269,449	38,369,538
Broadcom, Inc.	120,726	57,566,986
Enphase Energy, Inc. (a)	37,699	6,922,667
Intel Corp.	1,192,963	66,972,943
KLA Corp.	45,445	14,733,723
Lam Research Corp.	42,017	27,340,462
Maxim Integrated Products, Inc.	78,762	8,298,364
Microchip Technology, Inc.	77,852	11,657,559
Micron Technology, Inc. (a)	328,334	27,901,823
Monolithic Power Systems, Inc.	12,621	4,713,312
NVIDIA Corp.	183,961	147,187,196
NXP Semiconductors NV	81,300	16,725,036
Qorvo, Inc. (a)	33,024	6,461,146
QUALCOMM, Inc.	332,769	47,562,673
Skyworks Solutions, Inc.	48,579	9,315,023
Teradyne, Inc.	49,948	6,691,034
Texas Instruments, Inc.	270,319	51,982,344
Xilinx, Inc.	72,383	10,469,477
		613,016,487
SOFTWARE — 8.9%
Adobe, Inc. (a)	141,100	82,633,804
ANSYS, Inc. (a)	25,877	8,980,872
Autodesk, Inc. (a)	64,566	18,846,815
Cadence Design Systems, Inc. (a)	81,301	11,123,603
Citrix Systems, Inc.	37,587	4,407,828
Fortinet, Inc. (a)	39,840	9,489,490
Intuit, Inc.	80,420	39,419,471
Microsoft Corp.	2,223,777	602,421,189
NortonLifeLock, Inc.	175,038	4,764,534
Oracle Corp.	535,943	41,717,803
Paycom Software, Inc. (a)	14,462	5,256,503
PTC, Inc. (a)	30,948	4,371,714
salesforce.com, Inc. (a)	273,337	66,768,029
ServiceNow, Inc. (a)	57,884	31,810,152
Synopsys, Inc. (a)	44,912	12,386,281
Tyler Technologies, Inc. (a)	11,959	5,409,893
		949,807,981
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	19,424	3,984,639
AutoZone, Inc. (a)	6,380	9,520,364
Best Buy Co., Inc.	65,395	7,519,117
CarMax, Inc. (a)	49,119	6,343,719
Gap, Inc.	62,118	2,090,271
Home Depot, Inc.	313,905	100,101,166
L Brands, Inc.	69,188	4,985,687
Lowe's Cos., Inc.	208,567	40,455,741
O'Reilly Automotive, Inc. (a)	20,717	11,730,173
Ross Stores, Inc.	104,448	12,951,552
TJX Cos., Inc.	353,960	23,863,983

See accompanying notes to financial statements.
28

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Tractor Supply Co.	33,754	$ 6,280,269
Ulta Beauty, Inc. (a)	16,012	5,536,469
		235,363,150
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.2%
Apple, Inc.	4,633,248	634,569,646
Hewlett Packard Enterprise Co.	389,373	5,677,058
HP, Inc.	353,033	10,658,066
NetApp, Inc.	65,109	5,327,219
Seagate Technology Holdings PLC	59,424	5,225,152
Western Digital Corp. (a)	91,862	6,537,819
		667,994,960
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc.	105,297	1,965,895
NIKE, Inc. Class B	376,520	58,168,575
PVH Corp. (a)	21,538	2,317,274
Ralph Lauren Corp.	14,309	1,685,743
Tapestry, Inc. (a)	83,811	3,644,102
Under Armour, Inc. Class A (a)	56,945	1,204,387
Under Armour, Inc. Class C (a)	58,284	1,082,334
VF Corp.	94,283	7,734,977
		77,803,287
TOBACCO — 0.7%
Altria Group, Inc.	548,006	26,128,926
Philip Morris International, Inc.	457,252	45,318,246
		71,447,172
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	168,724	8,773,648
United Rentals, Inc. (a)	21,743	6,936,234
W.W. Grainger, Inc.	12,947	5,670,786
		21,380,668
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	53,567	8,256,282
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	172,026	$ 24,914,526
TOTAL COMMON STOCKS (Cost $8,425,978,613)		10,707,720,721
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	10,105,434	10,108,466
State Street Navigator Securities Lending Portfolio II (b) (g)	9,169,527	9,169,527
TOTAL SHORT-TERM INVESTMENTS (Cost $19,277,891)		19,277,993
TOTAL INVESTMENTS — 100.0% (Cost $8,445,256,504)		10,726,998,714
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(2,718,297)
NET ASSETS — 100.0%		$10,724,280,417
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at June 30, 2021.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	09/17/2021	$10,163,380	$10,292,640	$129,260
During the period ended June 30, 2021, average notional value related to futures contracts was $8,859,415.
See accompanying notes to financial statements.
29

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,707,720,721	$—	$—	$10,707,720,721
Short-Term Investments	19,277,993	—	—	19,277,993
TOTAL INVESTMENTS	$10,726,998,714	$—	$—	$10,726,998,714
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	129,260	—	—	129,260
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 129,260	$—	$—	$ 129,260
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$10,727,127,974	$—	$—	$10,727,127,974
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	78,112	$ 4,964,018	$ 3,073,168	$ 1,236,584	$151,720	$1,533,790	103,137	$ 8,486,112	$195,662
State Street Institutional Liquid Reserves Fund, Premier Class	2,890,138	2,891,294	205,779,921	198,559,716	(3,135)	102	10,105,434	10,108,466	7,739
State Street Navigator Securities Lending Portfolio II	3,788,151	3,788,151	88,826,685	83,445,309	—	—	9,169,527	9,169,527	135,249
Total		$11,643,463	$297,679,774	$283,241,609	$148,585	$1,533,892		$27,764,105	$338,650
See accompanying notes to financial statements.
30

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
Axon Enterprise, Inc. (a)	129,947	$ 22,974,630
Curtiss-Wright Corp.	82,465	9,793,543
Hexcel Corp. (a)	168,158	10,493,059
Mercury Systems, Inc. (a)	113,141	7,498,986
		50,760,218
AIR FREIGHT & LOGISTICS — 0.6%
XPO Logistics, Inc. (a)	204,292	28,578,408
AIRLINES — 0.2%
JetBlue Airways Corp. (a)	636,493	10,680,353
AUTO COMPONENTS — 1.7%
Adient PLC (a)	189,041	8,544,653
Dana, Inc.	291,616	6,928,796
Fox Factory Holding Corp. (a)	84,024	13,079,176
Gentex Corp.	485,281	16,057,948
Goodyear Tire & Rubber Co. (a)	561,346	9,627,084
Lear Corp.	109,975	19,276,418
Visteon Corp. (a)	56,261	6,804,206
		80,318,281
AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	308,766	14,147,658
Thor Industries, Inc.	111,486	12,597,918
		26,745,576
BANKS — 6.9%
Associated Banc-Corp.	307,226	6,291,989
BancorpSouth Bank	194,228	5,502,479
Bank of Hawaii Corp.	80,674	6,794,364
Bank OZK	243,150	10,251,204
Cathay General Bancorp	150,570	5,926,435
CIT Group, Inc.	198,583	10,244,897
Commerce Bancshares, Inc.	212,183	15,820,365
Cullen/Frost Bankers, Inc.	113,244	12,683,328
East West Bancorp, Inc.	284,832	20,419,606
First Financial Bankshares, Inc.	286,456	14,073,583
First Horizon Corp.	1,109,943	19,179,815
FNB Corp.	646,263	7,968,423
Fulton Financial Corp.	327,032	5,160,565
Glacier Bancorp, Inc.	192,119	10,581,915
Hancock Whitney Corp.	174,428	7,751,580
Home BancShares, Inc. (b)	305,352	7,536,087
International Bancshares Corp.	111,894	4,804,728
PacWest Bancorp	234,911	9,668,937
Pinnacle Financial Partners, Inc.	153,030	13,511,019
Prosperity Bancshares, Inc.	187,144	13,436,939
Signature Bank	115,832	28,454,131
Sterling Bancorp	389,057	9,644,723
Synovus Financial Corp.	298,916	13,116,434
Texas Capital Bancshares, Inc. (a)	101,720	6,458,203
Trustmark Corp.	127,401	3,923,951
UMB Financial Corp.	87,185	8,113,436
Umpqua Holdings Corp.	442,992	8,173,202
Security Description	Shares	Value
United Bankshares, Inc.	269,624	$ 9,841,276
Valley National Bancorp	816,810	10,969,758
Webster Financial Corp.	181,626	9,687,931
Wintrust Financial Corp.	114,407	8,652,602
		324,643,905
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	18,541	18,926,653
BIOTECHNOLOGY — 1.8%
Arrowhead Pharmaceuticals, Inc. (a)	208,754	17,289,006
Emergent BioSolutions, Inc. (a)	91,299	5,750,924
Exelixis, Inc. (a)	628,346	11,448,464
Halozyme Therapeutics, Inc. (a)	268,960	12,213,474
Ligand Pharmaceuticals, Inc. (a)	33,543	4,400,506
Neurocrine Biosciences, Inc. (a)	188,970	18,390,561
United Therapeutics Corp. (a)	89,617	16,078,186
		85,571,121
BUILDING PRODUCTS — 2.0%
Builders FirstSource, Inc. (a)	415,325	17,717,764
Lennox International, Inc.	69,137	24,253,260
Owens Corning	209,941	20,553,224
Simpson Manufacturing Co., Inc.	87,124	9,621,975
Trex Co., Inc. (a)	232,955	23,810,330
		95,956,553
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	83,713	12,909,382
Evercore, Inc. Class A	82,272	11,581,429
FactSet Research Systems, Inc.	76,029	25,516,093
Federated Hermes, Inc.	189,587	6,428,895
Interactive Brokers Group, Inc. Class A	162,496	10,680,862
Janus Henderson Group PLC	343,644	13,336,824
Jefferies Financial Group, Inc.	401,946	13,746,553
SEI Investments Co.	239,553	14,845,099
Stifel Financial Corp.	211,061	13,689,417
		122,734,554
CHEMICALS — 2.6%
Ashland Global Holdings, Inc.	109,774	9,605,225
Avient Corp.	183,560	9,023,810
Cabot Corp.	114,132	6,497,535
Chemours Co.	332,591	11,574,167
Ingevity Corp. (a)	81,659	6,643,776
Minerals Technologies, Inc.	68,160	5,362,147
NewMarket Corp.	14,706	4,735,038
Olin Corp.	287,602	13,304,468
RPM International, Inc.	260,192	23,073,826
Scotts Miracle-Gro Co.	81,792	15,697,521
Sensient Technologies Corp.	85,234	7,377,855
Valvoline, Inc.	365,297	11,857,541
		124,752,909

See accompanying notes to financial statements.
31

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.8%
Brink's Co.	99,793	$ 7,668,094
Clean Harbors, Inc. (a)	101,359	9,440,577
Healthcare Services Group, Inc. (b)	150,070	4,737,710
Herman Miller, Inc. (b)	118,758	5,598,252
IAA, Inc. (a)	270,619	14,759,560
KAR Auction Services, Inc. (a) (b)	250,674	4,399,329
MSA Safety, Inc.	73,217	12,123,271
Stericycle, Inc. (a)	184,460	13,198,113
Tetra Tech, Inc.	109,168	13,322,863
		85,247,769
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	312,170	17,759,351
Lumentum Holdings, Inc. (a) (b)	152,444	12,504,982
NetScout Systems, Inc. (a)	147,508	4,209,878
Viasat, Inc. (a)	136,771	6,816,667
		41,290,878
CONSTRUCTION & ENGINEERING — 1.3%
AECOM (a)	294,126	18,624,058
Dycom Industries, Inc. (a)	61,501	4,583,670
EMCOR Group, Inc.	110,306	13,588,596
Fluor Corp. (a) (b)	252,036	4,461,037
MasTec, Inc. (a) (b)	113,539	12,046,488
Valmont Industries, Inc.	42,708	10,081,223
		63,385,072
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	84,476	12,004,884
CONSUMER FINANCE — 0.8%
FirstCash, Inc.	82,472	6,304,160
LendingTree, Inc. (a)	21,983	4,657,758
Navient Corp.	360,746	6,973,220
Prog Holdings, Inc.	136,484	6,568,975
SLM Corp.	648,714	13,584,071
		38,088,184
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	131,142	18,470,039
Greif, Inc. Class A	53,263	3,225,075
Silgan Holdings, Inc.	157,434	6,533,511
Sonoco Products Co.	202,352	13,537,349
		41,765,974
DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	100,929	3,597,110
Graham Holdings Co. Class B	8,081	5,122,546
Grand Canyon Education, Inc. (a)	94,207	8,475,804
H&R Block, Inc.	368,722	8,657,593
Service Corp. International	337,807	18,103,077
Strategic Education, Inc.	49,106	3,735,002
WW International, Inc. (a)	95,852	3,464,091
		51,155,223
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc. (a) (b)	237,495	$ 9,497,425
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	104,690	7,326,206
Hawaiian Electric Industries, Inc.	219,474	9,279,361
IDACORP, Inc.	101,483	9,894,593
OGE Energy Corp.	402,811	13,554,590
PNM Resources, Inc.	172,535	8,414,532
		48,469,282
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	71,786	13,426,135
EnerSys	85,879	8,392,955
Hubbell, Inc.	109,260	20,414,138
nVent Electric PLC	338,287	10,568,086
Regal Beloit Corp.	81,827	10,924,723
Sunrun, Inc. (a) (b)	322,301	17,977,950
		81,703,987
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Arrow Electronics, Inc. (a)	149,003	16,961,011
Avnet, Inc.	199,969	8,014,758
Belden, Inc.	89,689	4,535,573
Cognex Corp.	354,260	29,775,553
Coherent, Inc. (a)	49,171	12,997,862
II-VI, Inc. (a) (b)	210,966	15,314,022
Jabil, Inc.	269,117	15,641,080
Littelfuse, Inc.	49,316	12,565,224
National Instruments Corp.	264,706	11,191,770
SYNNEX Corp.	83,049	10,112,046
Vishay Intertechnology, Inc.	267,273	6,027,006
Vontier Corp.	339,449	11,059,248
		154,195,153
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (a)	374,934	9,617,057
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	217,101	4,765,367
World Wrestling Entertainment, Inc. Class A (b)	90,932	5,264,053
		10,029,420
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.2%
American Campus Communities, Inc. REIT	277,159	12,948,868
Apartment Income REIT Corp.	315,095	14,944,956
Brixmor Property Group, Inc. REIT	597,671	13,680,689
Camden Property Trust REIT	196,362	26,051,346
CoreSite Realty Corp. REIT	86,048	11,582,061
Corporate Office Properties Trust REIT	226,098	6,328,483
Cousins Properties, Inc. REIT	299,185	11,004,024
CyrusOne, Inc. REIT	246,232	17,610,513

See accompanying notes to financial statements.
32

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Douglas Emmett, Inc. REIT	332,171	$ 11,167,589
EastGroup Properties, Inc. REIT	79,886	13,137,253
EPR Properties REIT (a)	150,678	7,937,717
First Industrial Realty Trust, Inc. REIT	260,066	13,583,247
Healthcare Realty Trust, Inc. REIT	280,888	8,482,818
Highwoods Properties, Inc. REIT	208,888	9,435,471
Hudson Pacific Properties, Inc. REIT	303,462	8,442,313
JBG SMITH Properties REIT	222,772	7,019,546
Kilroy Realty Corp. REIT	213,278	14,852,680
Lamar Advertising Co. Class A REIT	173,990	18,168,036
Life Storage, Inc. REIT	154,465	16,581,818
Macerich Co. REIT	336,145	6,134,646
Medical Properties Trust, Inc. REIT	1,181,888	23,755,949
National Retail Properties, Inc. REIT	352,470	16,523,794
National Storage Affiliates Trust REIT	138,488	7,001,953
Omega Healthcare Investors, Inc. REIT	472,907	17,161,795
Park Hotels & Resorts, Inc. REIT (a)	475,387	9,797,726
Pebblebrook Hotel Trust REIT (b)	264,508	6,229,163
Physicians Realty Trust REIT	424,480	7,840,146
PotlatchDeltic Corp. REIT	134,535	7,150,535
PS Business Parks, Inc. REIT	40,461	5,991,465
Rayonier, Inc. REIT	277,255	9,961,772
Rexford Industrial Realty, Inc. REIT	269,405	15,342,615
Sabra Health Care REIT, Inc.	424,786	7,731,105
SL Green Realty Corp. REIT (b)	139,447	11,155,760
Spirit Realty Capital, Inc. REIT	231,008	11,051,423
STORE Capital Corp. REIT	489,148	16,880,497
Urban Edge Properties REIT	221,235	4,225,588
Weingarten Realty Investors REIT	241,338	7,739,710
		434,635,070
FOOD & STAPLES RETAILING — 0.8%
BJ's Wholesale Club Holdings, Inc. (a) (b)	276,442	13,153,110
Casey's General Stores, Inc.	74,353	14,472,068
Grocery Outlet Holding Corp. (a) (b)	174,158	6,036,316
Sprouts Farmers Market, Inc. (a)	237,648	5,905,553
		39,567,047
FOOD PRODUCTS — 1.8%
Darling Ingredients, Inc. (a)	327,214	22,086,945
Flowers Foods, Inc.	395,905	9,580,901
Security Description	Shares	Value
Hain Celestial Group, Inc. (a) (b)	165,060	$ 6,622,207
Ingredion, Inc.	135,128	12,229,084
Lancaster Colony Corp.	39,294	7,603,782
Pilgrim's Pride Corp. (a)	98,324	2,180,826
Post Holdings, Inc. (a)	118,938	12,901,205
Sanderson Farms, Inc.	40,067	7,531,394
Tootsie Roll Industries, Inc. (b)	35,684	1,210,044
TreeHouse Foods, Inc. (a) (b)	112,755	5,019,853
		86,966,241
GAS UTILITIES — 1.3%
National Fuel Gas Co.	183,293	9,577,059
New Jersey Resources Corp.	193,409	7,653,194
ONE Gas, Inc.	107,022	7,932,471
Southwest Gas Holdings, Inc.	115,043	7,614,696
Spire, Inc.	104,122	7,524,897
UGI Corp.	419,661	19,434,501
		59,736,818
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Envista Holdings Corp. (a)	322,382	13,930,126
Globus Medical, Inc. Class A (a)	155,416	12,049,403
Haemonetics Corp. (a)	102,249	6,813,873
Hill-Rom Holdings, Inc.	133,399	15,152,792
ICU Medical, Inc. (a)	39,572	8,143,918
Integra LifeSciences Holdings Corp. (a)	142,490	9,723,518
LivaNova PLC (a)	98,051	8,247,070
Masimo Corp. (a)	101,700	24,657,165
Neogen Corp. (a)	214,146	9,859,282
NuVasive, Inc. (a)	103,542	7,018,077
Penumbra, Inc. (a)	68,157	18,679,107
Quidel Corp. (a) (b)	77,602	9,942,368
STAAR Surgical Co. (a)	93,684	14,286,810
STERIS PLC	1	206
		158,503,715
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Acadia Healthcare Co., Inc. (a)	179,330	11,252,957
Amedisys, Inc. (a)	65,489	16,040,221
Chemed Corp.	32,272	15,313,064
Encompass Health Corp.	199,736	15,585,400
HealthEquity, Inc. (a) (b)	166,985	13,438,953
LHC Group, Inc. (a)	63,586	12,733,732
Molina Healthcare, Inc. (a)	116,700	29,532,102
Patterson Cos., Inc. (b)	175,209	5,324,602
Progyny, Inc. (a)	73,741	4,350,719
R1 RCM, Inc. (a)	276,947	6,159,301
Tenet Healthcare Corp. (a)	213,839	14,325,075
		144,056,126
HOTELS, RESTAURANTS & LEISURE — 2.8%
Boyd Gaming Corp. (a)	162,166	9,971,587
Choice Hotels International, Inc.	58,207	6,918,484
Churchill Downs, Inc.	69,684	13,815,550
Cracker Barrel Old Country Store, Inc. (b)	47,699	7,081,394

See accompanying notes to financial statements.
33

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Jack in the Box, Inc.	44,677	$ 4,978,805
Marriott Vacations Worldwide Corp. (a)	85,784	13,665,391
Papa John's International, Inc.	66,199	6,913,824
Scientific Games Corp. Class A (a)	113,145	8,761,949
Six Flags Entertainment Corp. (a)	152,713	6,609,419
Texas Roadhouse, Inc.	131,636	12,663,383
Travel + Leisure Co.	172,861	10,276,586
Wendy's Co.	360,017	8,431,598
Wingstop, Inc.	59,694	9,409,565
Wyndham Hotels & Resorts, Inc.	187,619	13,562,977
		133,060,512
HOUSEHOLD DURABLES — 1.5%
Helen of Troy, Ltd. (a)	49,037	11,186,320
KB Home	178,836	7,282,202
Taylor Morrison Home Corp. (a)	259,004	6,842,886
Tempur Sealy International, Inc.	368,066	14,424,507
Toll Brothers, Inc.	225,621	13,043,150
TopBuild Corp. (a) (b)	66,424	13,137,339
Tri Pointe Homes, Inc. (a)	239,475	5,131,949
		71,048,353
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	117,050	5,030,809
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	104,910	20,077,676
INSURANCE — 4.1%
Alleghany Corp. (a)	28,129	18,764,012
American Financial Group, Inc.	138,466	17,269,480
Brighthouse Financial, Inc. (a)	172,422	7,852,098
Brown & Brown, Inc.	471,149	25,036,858
CNO Financial Group, Inc.	264,323	6,243,309
First American Financial Corp.	220,879	13,771,806
Hanover Insurance Group, Inc.	72,175	9,789,817
Kemper Corp.	121,957	9,012,622
Kinsale Capital Group, Inc.	43,043	7,092,195
Mercury General Corp.	53,377	3,466,836
Old Republic International Corp.	568,896	14,171,199
Primerica, Inc.	79,125	12,117,203
Reinsurance Group of America, Inc.	136,728	15,586,992
RenaissanceRe Holdings, Ltd.	99,708	14,838,545
RLI Corp.	79,897	8,356,427
Selective Insurance Group, Inc.	120,436	9,773,381
		193,142,780
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc. (a)	193,755	7,808,326
Yelp, Inc. (a)	141,526	5,655,379
		13,463,705
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.0% (c)
Just Eat Takeaway.com NV ADR (a)	1	$ 18
IT SERVICES — 1.8%
Alliance Data Systems Corp.	100,029	10,422,021
Concentrix Corp. (a)	83,758	13,468,286
Genpact, Ltd.	351,846	15,984,364
LiveRamp Holdings, Inc. (a)	134,905	6,320,299
MAXIMUS, Inc.	123,715	10,883,209
Sabre Corp. (a) (b)	637,835	7,960,181
WEX, Inc. (a)	89,942	17,439,754
		82,478,114
LEISURE EQUIPMENT & PRODUCTS — 1.4%
Brunswick Corp.	156,378	15,578,376
Callaway Golf Co. (a)	233,818	7,886,681
ESC Diamond Resorts, Inc. (a) (d)	631	—
Mattel, Inc. (a)	701,252	14,095,165
Polaris, Inc.	115,698	15,845,998
YETI Holdings, Inc. (a) (b)	150,985	13,863,443
		67,269,663
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Bio-Techne Corp.	78,055	35,145,045
Medpace Holdings, Inc. (a)	55,356	9,777,530
PRA Health Sciences, Inc. (a)	129,801	21,444,423
Repligen Corp. (a)	102,523	20,465,641
Syneos Health, Inc. (a)	202,131	18,088,703
		104,921,342
MACHINERY — 5.2%
AGCO Corp.	124,126	16,183,548
Colfax Corp. (a) (b)	237,083	10,860,772
Crane Co.	99,342	9,176,221
Donaldson Co., Inc.	253,616	16,112,225
Flowserve Corp.	262,035	10,565,251
Graco, Inc.	339,649	25,711,429
ITT, Inc.	174,017	15,938,217
Kennametal, Inc.	168,257	6,043,791
Lincoln Electric Holdings, Inc.	120,122	15,821,269
Middleby Corp. (a)	111,850	19,379,131
Nordson Corp.	108,743	23,870,176
Oshkosh Corp.	137,577	17,147,597
Terex Corp.	139,896	6,661,848
Timken Co.	137,255	11,061,380
Toro Co.	215,130	23,638,484
Trinity Industries, Inc. (b)	165,581	4,452,473
Woodward, Inc.	117,928	14,490,993
		247,114,805
MARINE — 0.2%
Kirby Corp. (a)	121,047	7,340,290
MEDIA — 1.0%
Cable One, Inc.	10,948	20,941,444
John Wiley & Sons, Inc. Class A	87,621	5,273,032
New York Times Co. Class A	291,946	12,714,248

See accompanying notes to financial statements.
34

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
TEGNA, Inc.	441,479	$ 8,282,146
		47,210,870
METALS & MINING — 2.3%
Cleveland-Cliffs, Inc. (a) (b)	923,477	19,910,164
Commercial Metals Co.	241,341	7,413,996
Compass Minerals International, Inc.	68,204	4,041,769
Reliance Steel & Aluminum Co.	127,928	19,304,335
Royal Gold, Inc.	131,967	15,057,435
Steel Dynamics, Inc.	403,423	24,044,011
United States Steel Corp. (b)	541,847	13,004,328
Worthington Industries, Inc.	69,530	4,253,845
		107,029,883
MULTI-UTILITIES — 0.6%
Black Hills Corp.	126,163	8,280,078
MDU Resources Group, Inc.	403,852	12,656,722
NorthWestern Corp.	102,039	6,144,788
		27,081,588
MULTILINE RETAIL — 0.7%
Kohl's Corp.	313,957	17,302,170
Nordstrom, Inc. (a)	219,476	8,026,238
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	114,478	9,631,034
		34,959,442
OIL, GAS & CONSUMABLE FUELS — 1.9%
Antero Midstream Corp. (b)	576,462	5,989,440
Cimarex Energy Co.	207,054	15,001,062
CNX Resources Corp. (a)	441,662	6,033,103
EQT Corp. (a)	561,561	12,500,348
Equitrans Midstream Corp.	821,908	6,994,437
HollyFrontier Corp.	300,410	9,883,489
Murphy Oil Corp.	290,946	6,773,223
Targa Resources Corp.	459,270	20,414,552
World Fuel Services Corp.	126,806	4,023,554
		87,613,208
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	205,487	12,388,811
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	570,742	5,330,731
Nu Skin Enterprises, Inc. Class A	102,445	5,803,509
		11,134,240
PHARMACEUTICALS — 0.6%
Jazz Pharmaceuticals PLC (a)	120,958	21,486,979
Nektar Therapeutics (a) (b)	367,096	6,299,367
		27,786,346
PROFESSIONAL SERVICES — 1.5%
ASGN, Inc. (a)	106,650	10,337,584
CACI International, Inc. Class A (a)	47,363	12,083,248
FTI Consulting, Inc. (a)	68,805	9,399,451
Insperity, Inc.	71,630	6,473,203
Security Description	Shares	Value
KBR, Inc.	283,644	$ 10,821,019
ManpowerGroup, Inc.	109,578	13,029,920
Science Applications International Corp. (b)	117,090	10,272,306
		72,416,731
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	102,849	20,102,866
ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)	103,955	8,097,055
Knight-Swift Transportation Holdings, Inc.	246,861	11,222,301
Landstar System, Inc.	77,270	12,210,205
Ryder System, Inc.	107,949	8,023,849
Werner Enterprises, Inc.	114,694	5,106,177
		44,659,587
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Amkor Technology, Inc.	215,581	5,102,802
Brooks Automation, Inc.	149,237	14,219,301
Cirrus Logic, Inc. (a)	116,702	9,933,674
CMC Materials, Inc.	58,628	8,837,585
Cree, Inc. (a)	231,835	22,703,602
First Solar, Inc. (a) (b)	170,730	15,452,772
Lattice Semiconductor Corp. (a)	274,974	15,448,039
MKS Instruments, Inc.	111,070	19,764,907
Semtech Corp. (a)	130,608	8,985,831
Silicon Laboratories, Inc. (a)	89,913	13,779,167
SolarEdge Technologies, Inc. (a)	103,788	28,683,890
Synaptics, Inc. (a) (b)	70,236	10,927,317
Universal Display Corp.	86,307	19,188,635
		193,027,522
SOFTWARE — 4.0%
ACI Worldwide, Inc. (a)	235,624	8,751,075
Aspen Technology, Inc. (a)	136,522	18,777,236
Blackbaud, Inc. (a)	97,262	7,447,351
CDK Global, Inc.	245,194	12,183,690
Ceridian HCM Holding, Inc. (a)	263,523	25,277,126
CommVault Systems, Inc. (a)	92,446	7,226,504
Envestnet, Inc. (a)	108,710	8,246,741
Fair Isaac Corp. (a)	57,837	29,073,503
J2 Global, Inc. (a)	85,422	11,749,796
Manhattan Associates, Inc. (a)	128,342	18,589,055
Paylocity Holding Corp. (a)	75,559	14,416,657
Qualys, Inc. (a)	67,959	6,842,792
SailPoint Technologies Holding, Inc. (a) (b)	183,824	9,387,892
Teradata Corp. (a)	219,233	10,955,073
		188,924,491
SPECIALTY RETAIL — 3.2%
American Eagle Outfitters, Inc. (b)	300,793	11,288,761
AutoNation, Inc. (a)	108,313	10,269,156
Dick's Sporting Goods, Inc. (b)	132,384	13,263,553

See accompanying notes to financial statements.
35

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Five Below, Inc. (a)	112,437	$ 21,730,699
Foot Locker, Inc.	207,518	12,789,334
Lithia Motors, Inc.	59,833	20,561,012
Murphy USA, Inc.	51,058	6,809,606
RH (a) (b)	33,831	22,971,249
Urban Outfitters, Inc. (a)	137,711	5,676,447
Williams-Sonoma, Inc. (b)	153,139	24,448,641
		149,808,458
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp. (a) (b)	262,019	11,950,686
Xerox Holdings Corp.	323,969	7,610,032
		19,560,718
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Capri Holdings, Ltd. (a)	303,754	17,371,691
Carter's, Inc.	88,634	9,144,370
Columbia Sportswear Co.	61,552	6,054,255
Crocs, Inc. (a)	131,614	15,335,663
Deckers Outdoor Corp. (a)	55,859	21,453,766
Skechers U.S.A., Inc. Class A (a)	269,562	13,432,275
		82,792,020
THRIFTS & MORTGAGE FINANCE — 0.7%
Essent Group, Ltd.	227,264	10,215,517
MGIC Investment Corp.	680,901	9,260,254
New York Community Bancorp, Inc.	936,672	10,322,125
Washington Federal, Inc.	149,036	4,736,364
		34,534,260
TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp.	70,687	6,253,679
MSC Industrial Direct Co., Inc. Class A	93,926	8,427,980
Univar Solutions, Inc. (a)	340,480	8,300,902
Watsco, Inc.	66,106	18,948,624
		41,931,185
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	449,353	20,535,432
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	200,842	4,551,080
TOTAL COMMON STOCKS (Cost $3,653,854,365)		4,712,580,661
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Omthera Pharmaceuticals, Inc. (CVR) (a) (b) (d)	212	—
TOTAL RIGHTS (Cost $0)		—
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	2,441,967	$ 2,442,700
State Street Navigator Securities Lending Portfolio II (g) (h)	89,250,480	89,250,480
TOTAL SHORT-TERM INVESTMENTS (Cost $91,693,180)		91,693,180
TOTAL INVESTMENTS — 101.8% (Cost $3,745,547,545)		4,804,273,841
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(85,675,849)
NET ASSETS — 100.0%		$ 4,718,597,992
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
36

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,712,580,661	$—	$—	$4,712,580,661
Rights	—	—	0(a)	0
Short-Term Investments	91,693,180	—	—	91,693,180
TOTAL INVESTMENTS	$4,804,273,841	$—	$ 0	$4,804,273,841
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2021.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	823,084	$ 823,413	$127,123,942	$125,503,716	$(939)	$—	2,441,967	$ 2,442,700	$ 1,703
State Street Navigator Securities Lending Portfolio II	72,210,726	72,210,726	814,484,457	797,444,703	—	—	89,250,480	89,250,480	212,929
Total		$73,034,139	$941,608,399	$922,948,419	$(939)	$—		$91,693,180	$214,632
See accompanying notes to financial statements.
37

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	130,541	$ 5,058,464
Aerojet Rocketdyne Holdings, Inc.	292,456	14,122,700
AeroVironment, Inc. (a)	88,677	8,881,002
Kaman Corp.	109,286	5,508,014
Moog, Inc. Class A	115,819	9,735,745
National Presto Industries, Inc.	20,671	2,101,207
Park Aerospace Corp.	74,655	1,112,360
Triumph Group, Inc. (a)	240,628	4,993,031
		51,512,523
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	108,434	7,385,440
Echo Global Logistics, Inc. (a)	105,842	3,253,583
Forward Air Corp.	107,926	9,686,358
Hub Group, Inc. Class A (a)	133,317	8,796,256
		29,121,637
AIRLINES — 0.6%
Allegiant Travel Co. (a)	57,565	11,167,610
Hawaiian Holdings, Inc. (a)	200,874	4,895,300
SkyWest, Inc. (a)	199,160	8,577,821
		24,640,731
AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	449,311	4,650,369
Cooper-Standard Holdings, Inc. (a)	67,246	1,950,134
Dorman Products, Inc. (a)	112,904	11,704,758
Gentherm, Inc. (a)	130,406	9,265,346
LCI Industries	99,739	13,107,699
Motorcar Parts of America, Inc. (a) (b)	75,868	1,702,478
Patrick Industries, Inc.	88,352	6,449,696
Standard Motor Products, Inc.	78,273	3,393,135
		52,223,615
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	132,691	9,017,680
BANKS — 9.5%
Allegiance Bancshares, Inc.	74,055	2,846,674
Ameris Bancorp	275,412	13,944,110
Banc of California, Inc.	177,605	3,115,192
BancFirst Corp.	73,901	4,613,639
Bancorp, Inc. (a) (b)	200,326	4,609,501
BankUnited, Inc.	367,921	15,706,548
Banner Corp.	137,604	7,459,513
Berkshire Hills Bancorp, Inc.	202,531	5,551,375
Boston Private Financial Holdings, Inc.	324,449	4,785,623
Brookline Bancorp, Inc.	306,585	4,583,446
Cadence BanCorp	492,681	10,287,179
Central Pacific Financial Corp.	112,140	2,922,368
Security Description	Shares	Value
City Holding Co.	61,813	$ 4,650,810
Columbia Banking System, Inc.	283,617	10,936,272
Community Bank System, Inc.	212,353	16,064,504
Customers Bancorp, Inc. (a)	116,889	4,557,502
CVB Financial Corp.	505,130	10,400,627
Dime Community Bancshares, Inc.	139,713	4,697,151
Eagle Bancorp, Inc.	126,648	7,102,420
FB Financial Corp.	129,771	4,843,054
First BanCorp	852,821	10,165,626
First BanCorp	111,920	4,578,647
First Commonwealth Financial Corp.	381,618	5,369,365
First Financial Bancorp	384,642	9,089,090
First Hawaiian, Inc.	515,519	14,609,808
First Midwest Bancorp, Inc.	452,215	8,967,423
Great Western Bancorp, Inc.	217,225	7,122,808
Hanmi Financial Corp.	122,267	2,330,409
Heritage Financial Corp.	142,934	3,576,209
Hilltop Holdings, Inc.	256,817	9,348,139
Hope Bancorp, Inc.	486,595	6,899,917
Independent Bank Corp.	130,636	9,863,018
Independent Bank Group, Inc.	145,097	10,734,276
Investors Bancorp, Inc.	890,131	12,693,268
National Bank Holdings Corp. Class A	122,247	4,613,602
NBT Bancorp, Inc.	170,758	6,142,165
OFG Bancorp	202,740	4,484,609
Old National Bancorp	655,273	11,539,358
Pacific Premier Bancorp, Inc.	373,086	15,777,807
Park National Corp.	55,903	6,564,130
Preferred Bank	53,923	3,411,708
Renasant Corp.	222,509	8,900,360
S&T Bancorp, Inc.	155,623	4,871,000
Seacoast Banking Corp. of Florida	218,183	7,450,949
ServisFirst Bancshares, Inc.	186,040	12,646,999
Simmons First National Corp. Class A	427,316	12,537,451
Southside Bancshares, Inc.	122,076	4,666,966
Tompkins Financial Corp.	47,276	3,666,727
Triumph Bancorp, Inc. (a)	89,083	6,614,413
United Community Banks, Inc.	343,097	10,982,535
Veritex Holdings, Inc.	195,098	6,908,420
Westamerica BanCorp	106,368	6,172,535
		396,977,245
BEVERAGES — 0.6%
Celsius Holdings, Inc. (a) (b)	129,818	9,877,852
Coca-Cola Consolidated, Inc.	18,348	7,378,281
MGP Ingredients, Inc. (b)	52,425	3,546,027
National Beverage Corp.	91,489	4,321,025
		25,123,185
BIOTECHNOLOGY — 1.4%
Anika Therapeutics, Inc. (a)	57,057	2,469,998

See accompanying notes to financial statements.
38

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Coherus Biosciences, Inc. (a) (b)	261,322	$ 3,614,083
Cytokinetics, Inc. (a)	282,023	5,581,235
Eagle Pharmaceuticals, Inc. (a)	46,183	1,976,632
Enanta Pharmaceuticals, Inc. (a)	71,397	3,142,182
Myriad Genetics, Inc. (a)	303,854	9,291,855
Organogenesis Holdings, Inc. (a)	197,780	3,287,104
REGENXBIO, Inc. (a)	136,948	5,320,430
Spectrum Pharmaceuticals, Inc. (a)	634,372	2,378,895
Vanda Pharmaceuticals, Inc. (a)	218,412	4,698,042
Vericel Corp. (a)	183,374	9,627,135
Xencor, Inc. (a) (b)	229,893	7,929,010
		59,316,601
BUILDING PRODUCTS — 1.9%
AAON, Inc.	161,451	10,105,218
American Woodmark Corp. (a)	66,976	5,471,269
Apogee Enterprises, Inc.	101,359	4,128,352
Gibraltar Industries, Inc. (a)	128,527	9,807,895
Griffon Corp.	178,698	4,580,030
Insteel Industries, Inc.	76,883	2,471,789
PGT Innovations, Inc. (a)	235,399	5,468,319
Quanex Building Products Corp.	131,620	3,269,441
Resideo Technologies, Inc. (a)	566,938	17,008,140
UFP Industries, Inc.	243,457	18,098,593
		80,409,046
CAPITAL MARKETS — 1.0%
B Riley Financial, Inc.	69,421	5,241,286
Blucora, Inc. (a)	192,049	3,324,368
Brightsphere Investment Group, Inc.	235,859	5,526,177
Donnelley Financial Solutions, Inc. (a)	117,763	3,886,179
Greenhill & Co., Inc.	57,703	897,859
Piper Sandler Cos.	56,120	7,270,907
StoneX Group, Inc. (a)	66,008	4,004,705
Virtus Investment Partners, Inc.	28,486	7,912,556
WisdomTree Investments, Inc. (b)	447,165	2,772,423
		40,836,460
CHEMICALS — 2.7%
AdvanSix, Inc. (a)	111,534	3,330,405
American Vanguard Corp.	106,038	1,856,725
Balchem Corp.	128,160	16,822,282
Ferro Corp. (a)	326,013	7,032,100
FutureFuel Corp.	102,702	985,939
GCP Applied Technologies, Inc. (a)	191,882	4,463,175
Hawkins, Inc.	75,174	2,461,949
HB Fuller Co.	206,430	13,131,012
Innospec, Inc.	97,163	8,803,939
Koppers Holdings, Inc. (a)	84,016	2,717,918
Kraton Corp. (a)	126,836	4,095,535
Security Description	Shares	Value
Livent Corp. (a) (b)	629,594	$ 12,188,940
Quaker Chemical Corp. (b)	52,229	12,388,197
Rayonier Advanced Materials, Inc. (a)	252,167	1,686,997
Stepan Co.	84,402	10,151,029
Tredegar Corp.	102,659	1,413,614
Trinseo SA	153,067	9,159,529
		112,689,285
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	265,284	11,765,345
Brady Corp. Class A	191,825	10,749,873
CoreCivic, Inc. REIT (a)	476,112	4,984,893
Deluxe Corp.	166,539	7,955,568
Harsco Corp. (a)	313,022	6,391,909
HNI Corp.	171,029	7,520,145
Interface, Inc.	233,428	3,571,448
Matthews International Corp. Class A	124,372	4,472,417
Pitney Bowes, Inc.	690,766	6,058,018
Team, Inc. (a) (b)	121,916	816,837
UniFirst Corp.	60,282	14,144,569
US Ecology, Inc. (a)	123,715	4,641,787
Viad Corp. (a)	81,443	4,059,934
		87,132,743
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	192,368	3,972,399
Applied Optoelectronics, Inc. (a)	97,711	827,612
CalAmp Corp. (a) (b)	139,677	1,776,691
Comtech Telecommunications Corp.	103,694	2,505,247
Digi International, Inc. (a)	132,164	2,657,818
Extreme Networks, Inc. (a)	500,045	5,580,502
Harmonic, Inc. (a)	401,331	3,419,340
NETGEAR, Inc. (a)	120,067	4,600,968
Plantronics, Inc. (a) (b)	149,735	6,248,442
Viavi Solutions, Inc. (a)	901,031	15,912,208
		47,501,227
CONSTRUCTION & ENGINEERING — 0.9%
Arcosa, Inc.	190,427	11,185,682
Comfort Systems USA, Inc.	143,345	11,294,153
Granite Construction, Inc. (b)	181,254	7,527,479
Matrix Service Co. (a) (b)	105,499	1,107,739
MYR Group, Inc. (a)	66,309	6,028,814
		37,143,867
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	63,383	4,677,665
CONSUMER FINANCE — 0.8%
Encore Capital Group, Inc. (a)	122,640	5,811,910
Enova International, Inc. (a)	143,903	4,922,922
EZCORP, Inc. Class A (a)	209,382	1,262,573
Green Dot Corp. Class A (a)	214,366	10,043,047
PRA Group, Inc. (a)	180,883	6,958,569

See accompanying notes to financial statements.
39

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
World Acceptance Corp. (a)	15,679	$ 2,512,403
		31,511,424
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	142,589	2,994,369
O-I Glass, Inc. (a)	623,451	10,180,955
		13,175,324
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	178,428	8,031,044
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	74,066	2,099,030
Perdoceo Education Corp. (a)	278,825	3,421,183
Regis Corp. (a) (b)	95,511	893,983
		6,414,196
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	43,669	1,986,503
Cincinnati Bell, Inc. (a)	202,607	3,124,200
Cogent Communications Holdings, Inc.	166,715	12,818,716
Consolidated Communications Holdings, Inc. (a)	290,028	2,549,346
		20,478,765
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	98,889	5,120,473
Encore Wire Corp.	81,818	6,200,986
Powell Industries, Inc. (b)	35,236	1,090,554
Vicor Corp. (a)	83,799	8,860,906
		21,272,919
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Advanced Energy Industries, Inc.	151,612	17,088,189
Arlo Technologies, Inc. (a)	319,831	2,165,256
Badger Meter, Inc. (b)	115,396	11,322,656
Bel Fuse, Inc. Class B (b)	40,538	583,747
Benchmark Electronics, Inc.	141,738	4,033,864
CTS Corp.	126,990	4,718,948
Daktronics, Inc. (a)	147,475	971,860
ePlus, Inc. (a)	53,456	4,634,101
Fabrinet (a)	145,815	13,979,284
FARO Technologies, Inc. (a)	71,878	5,589,952
Insight Enterprises, Inc. (a)	139,699	13,971,297
Itron, Inc. (a)	177,860	17,782,443
Knowles Corp. (a)	366,233	7,229,439
Methode Electronics, Inc.	151,760	7,468,110
OSI Systems, Inc. (a)	65,849	6,692,892
PC Connection, Inc.	43,705	2,022,230
Plexus Corp. (a)	113,088	10,337,374
Rogers Corp. (a)	73,743	14,807,594
Sanmina Corp. (a)	256,996	10,012,564
ScanSource, Inc. (a)	101,316	2,850,019
TTM Technologies, Inc. (a)	391,747	5,601,982
		163,863,801
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.6%
Archrock, Inc.	508,528	$ 4,530,985
Bristow Group, Inc. (a)	92,213	2,361,575
Core Laboratories NV	182,566	7,110,946
DMC Global, Inc. (a)	73,584	4,136,157
Dril-Quip, Inc. (a)	139,454	4,717,729
Helix Energy Solutions Group, Inc. (a)	563,827	3,219,452
Helmerich & Payne, Inc.	425,186	13,873,819
Nabors Industries, Ltd. (a)	25,697	2,935,625
Oceaneering International, Inc. (a)	394,411	6,140,979
Oil States International, Inc. (a)	242,927	1,906,977
Patterson-UTI Energy, Inc.	741,350	7,369,019
ProPetro Holding Corp. (a)	323,067	2,959,294
RPC, Inc. (a)	228,772	1,132,421
US Silica Holdings, Inc. (a)	295,638	3,417,575
		65,812,553
ENTERTAINMENT — 0.0% (c)
Marcus Corp. (a) (b)	93,688	1,987,123
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.2%
Acadia Realty Trust REIT	340,700	7,481,772
Agree Realty Corp. REIT	268,899	18,954,690
Alexander & Baldwin, Inc. REIT	285,703	5,234,079
American Assets Trust, Inc. REIT	198,241	7,392,407
Armada Hoffler Properties, Inc. REIT	236,194	3,139,018
Brandywine Realty Trust REIT	675,120	9,255,895
CareTrust REIT, Inc.	382,679	8,889,633
Centerspace REIT	50,924	4,017,904
Chatham Lodging Trust REIT (a)	187,206	2,409,341
Community Healthcare Trust, Inc. REIT	89,480	4,246,721
DiamondRock Hospitality Co. REIT (a)	827,503	8,026,779
Diversified Healthcare Trust REIT	934,394	3,905,767
Easterly Government Properties, Inc. REIT	327,268	6,898,809
Essential Properties Realty Trust, Inc. REIT	462,941	12,517,925
Four Corners Property Trust, Inc. REIT	300,878	8,307,242
Franklin Street Properties Corp. REIT	384,372	2,021,797
GEO Group, Inc. REIT (b)	482,752	3,437,194
Getty Realty Corp. REIT	146,205	4,554,286
Global Net Lease, Inc. REIT	370,060	6,846,110
Hersha Hospitality Trust REIT (a)	145,386	1,564,353
Independence Realty Trust, Inc. REIT	401,793	7,324,686
Industrial Logistics Properties Trust REIT	256,764	6,711,811

See accompanying notes to financial statements.
40

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT (b)	94,298	$ 18,012,804
iStar, Inc. REIT (b)	290,479	6,021,630
Kite Realty Group Trust REIT	332,887	7,326,843
Lexington Realty Trust REIT	1,097,865	13,119,487
LTC Properties, Inc. REIT	154,705	5,939,125
Mack-Cali Realty Corp. REIT (a)	340,599	5,841,273
National Storage Affiliates Trust REIT	221	11,174
NexPoint Residential Trust, Inc. REIT	89,373	4,913,727
Office Properties Income Trust REIT	189,920	5,566,555
Retail Opportunity Investments Corp. REIT	467,489	8,255,856
Retail Properties of America, Inc. Class A REIT	849,399	9,725,618
RPT Realty REIT	318,490	4,134,000
Safehold, Inc. REIT (b)	56,671	4,448,673
Saul Centers, Inc. REIT	51,413	2,336,721
Service Properties Trust REIT	650,401	8,195,053
SITE Centers Corp. REIT	665,321	10,019,734
Summit Hotel Properties, Inc. REIT (a)	420,687	3,925,010
Tanger Factory Outlet Centers, Inc. REIT (b)	397,894	7,500,302
Uniti Group, Inc. REIT	921,613	9,759,882
Universal Health Realty Income Trust REIT	51,018	3,140,158
Urstadt Biddle Properties, Inc. Class A REIT	119,826	2,322,228
Washington Real Estate Investment Trust	333,974	7,681,402
Whitestone REIT	158,942	1,311,271
Xenia Hotels & Resorts, Inc. REIT (a)	450,056	8,429,549
		301,076,294
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	122,093	3,727,499
Chefs' Warehouse, Inc. (a)	127,635	4,062,622
PriceSmart, Inc.	92,138	8,385,480
SpartanNash Co.	143,735	2,775,523
United Natural Foods, Inc. (a)	221,895	8,205,677
		27,156,801
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	255,665	8,385,812
Calavo Growers, Inc.	65,203	4,135,174
Cal-Maine Foods, Inc.	146,807	5,315,881
Fresh Del Monte Produce, Inc.	120,642	3,966,709
J&J Snack Foods Corp.	59,349	10,351,059
John B Sanfilippo & Son, Inc.	35,229	3,120,233
Seneca Foods Corp. Class A (a)	26,692	1,363,427
Simply Good Foods Co. (a)	333,260	12,167,323
		48,805,618
Security Description	Shares	Value
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	69,037	$ 8,307,222
Northwest Natural Holding Co.	121,010	6,355,445
South Jersey Industries, Inc. (b)	442,203	11,466,324
		26,128,991
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
AngioDynamics, Inc. (a)	151,158	4,100,917
Avanos Medical, Inc. (a)	190,304	6,921,356
Cardiovascular Systems, Inc. (a)	158,312	6,752,007
CONMED Corp.	114,772	15,773,116
CryoLife, Inc. (a)	153,951	4,372,208
Cutera, Inc. (a) (b)	70,227	3,443,230
Glaukos Corp. (a)	182,573	15,487,668
Heska Corp. (a)	39,122	8,987,497
Inogen, Inc. (a)	73,784	4,808,503
Integer Holdings Corp. (a)	130,309	12,275,108
Invacare Corp. (a) (b)	137,048	1,105,977
Lantheus Holdings, Inc. (a)	265,456	7,337,204
LeMaitre Vascular, Inc.	67,232	4,102,497
Meridian Bioscience, Inc. (a)	171,706	3,808,439
Merit Medical Systems, Inc. (a)	194,693	12,588,849
Mesa Laboratories, Inc. (b)	19,201	5,206,735
Natus Medical, Inc. (a)	134,747	3,500,727
OraSure Technologies, Inc. (a)	286,303	2,903,112
Orthofix Medical, Inc. (a)	77,311	3,100,944
Surmodics, Inc. (a)	54,812	2,973,551
Tactile Systems Technology, Inc. (a)	77,410	4,025,320
Varex Imaging Corp. (a)	155,990	4,183,652
Zynex, Inc. (a) (b)	77,488	1,203,389
		138,962,006
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Addus HomeCare Corp. (a)	59,671	5,205,698
AMN Healthcare Services, Inc. (a)	186,817	18,117,513
Apollo Medical Holdings, Inc. (a)	51,709	3,247,842
Community Health Systems, Inc. (a)	490,638	7,575,451
CorVel Corp. (a)	35,865	4,816,669
Covetrus, Inc. (a)	393,806	10,632,762
Cross Country Healthcare, Inc. (a)	138,796	2,291,522
Ensign Group, Inc.	203,665	17,651,646
Fulgent Genetics, Inc. (a) (b)	69,517	6,411,553
Hanger, Inc. (a)	151,793	3,837,327
Joint Corp. (a)	52,193	4,380,037
Magellan Health, Inc. (a)	91,597	8,628,437
MEDNAX, Inc. (a)	340,043	10,252,296
ModivCare, Inc. (a)	48,214	8,199,755
Owens & Minor, Inc.	296,914	12,568,370
Pennant Group, Inc. (a)	101,238	4,140,634
RadNet, Inc. (a)	172,871	5,824,024
Select Medical Holdings Corp.	426,335	18,016,917
Tivity Health, Inc. (a)	150,605	3,962,418

See accompanying notes to financial statements.
41

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
US Physical Therapy, Inc.	50,819	$ 5,888,397
		161,649,268
HEALTH CARE TECHNOLOGY — 1.2%
Allscripts Healthcare Solutions, Inc. (a)	558,661	10,340,815
Computer Programs & Systems, Inc.	50,249	1,669,774
HealthStream, Inc. (a)	100,266	2,801,432
NextGen Healthcare, Inc. (a)	221,382	3,672,728
Omnicell, Inc. (a) (b)	170,293	25,790,875
Simulations Plus, Inc. (b)	60,367	3,314,752
Tabula Rasa HealthCare, Inc. (a) (b)	89,389	4,469,450
		52,059,826
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc. (a)	92,236	4,532,477
Bloomin' Brands, Inc. (a)	320,387	8,695,303
Brinker International, Inc. (a)	180,496	11,163,678
Cheesecake Factory, Inc. (a)	182,015	9,861,573
Chuy's Holdings, Inc. (a)	78,363	2,919,805
Dave & Buster's Entertainment, Inc. (a)	189,102	7,677,541
Dine Brands Global, Inc. (a)	67,575	6,031,069
El Pollo Loco Holdings, Inc. (a)	75,419	1,379,413
Fiesta Restaurant Group, Inc. (a)	70,448	946,117
Monarch Casino & Resort, Inc. (a)	51,358	3,398,359
Red Robin Gourmet Burgers, Inc. (a)	61,905	2,049,675
Ruth's Hospitality Group, Inc. (a)	126,723	2,918,431
Shake Shack, Inc. Class A (a)	143,627	15,370,961
		76,944,402
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	33,719	7,492,025
Century Communities, Inc.	115,184	7,664,343
Ethan Allen Interiors, Inc.	87,209	2,406,968
Installed Building Products, Inc.	89,045	10,895,546
iRobot Corp. (a) (b)	111,164	10,381,606
La-Z-Boy, Inc.	182,545	6,761,467
LGI Homes, Inc. (a)	86,448	13,999,389
M/I Homes, Inc. (a)	115,475	6,774,918
MDC Holdings, Inc.	219,206	11,091,824
Meritage Homes Corp. (a)	149,237	14,040,217
Tupperware Brands Corp. (a)	196,152	4,658,610
Universal Electronics, Inc. (a)	54,957	2,665,415
		98,832,328
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	38,671	2,046,856
Central Garden & Pet Co. Class A (a)	155,877	7,528,859
WD-40 Co. (b)	54,196	13,889,893
		23,465,608
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	142,132	$ 8,222,336
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	182,472	2,857,511
American Equity Investment Life Holding Co.	339,440	10,970,701
AMERISAFE, Inc.	75,880	4,529,277
Assured Guaranty, Ltd.	298,072	14,152,459
eHealth, Inc. (a)	103,529	6,046,094
Employers Holdings, Inc.	113,017	4,837,128
Genworth Financial, Inc. Class A (a)	2,000,241	7,800,940
HCI Group, Inc. (b)	25,547	2,540,138
Horace Mann Educators Corp.	162,983	6,098,824
James River Group Holdings, Ltd.	146,906	5,511,913
Palomar Holdings, Inc. (a)	85,798	6,474,317
ProAssurance Corp.	212,723	4,839,448
Safety Insurance Group, Inc.	55,890	4,375,069
Selectquote, Inc. (a)	174,448	3,359,868
SiriusPoint, Ltd. (a)	299,700	3,017,979
Stewart Information Services Corp.	105,712	5,992,813
Trupanion, Inc. (a)	133,058	15,314,976
United Fire Group, Inc.	85,837	2,380,260
United Insurance Holdings Corp.	82,240	468,768
Universal Insurance Holdings, Inc.	113,003	1,568,482
		113,136,965
INTERACTIVE MEDIA & SERVICES — 0.1%
Actua Corp. (a)	2,667	133
QuinStreet, Inc. (a)	195,231	3,627,392
		3,627,525
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Liquidity Services, Inc. (a)	106,897	2,720,529
PetMed Express, Inc. (b)	80,697	2,570,199
Shutterstock, Inc.	87,742	8,613,632
Stamps.com, Inc. (a)	72,169	14,454,729
		28,359,089
IT SERVICES — 1.5%
BM Technologies, Inc. (a)	16,826	209,315
CSG Systems International, Inc.	130,365	6,150,621
EVERTEC, Inc.	236,947	10,342,737
ExlService Holdings, Inc. (a)	132,311	14,059,367
Perficient, Inc. (a)	130,782	10,517,488
Sykes Enterprises, Inc. (a)	156,546	8,406,520
TTEC Holdings, Inc.	71,934	7,415,676
Unisys Corp. (a)	263,928	6,680,018
		63,781,742
LEISURE EQUIPMENT & PRODUCTS — 0.4%
ESC Diamond Resorts, Inc. (a) (d)	1,764	—
Sturm Ruger & Co., Inc.	69,757	6,276,735

See accompanying notes to financial statements.
42

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Vista Outdoor, Inc. (a)	228,356	$ 10,568,316
		16,845,051
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Luminex Corp.	173,418	6,381,782
NeoGenomics, Inc. (a)	465,120	21,009,471
		27,391,253
MACHINERY — 5.5%
Alamo Group, Inc.	38,914	5,941,389
Albany International Corp. Class A	121,307	10,827,863
Astec Industries, Inc.	89,626	5,641,060
Barnes Group, Inc.	184,131	9,436,714
Chart Industries, Inc. (a)	140,677	20,583,859
CIRCOR International, Inc. (a)	79,656	2,596,786
Enerpac Tool Group Corp.	236,317	6,290,759
EnPro Industries, Inc.	81,303	7,898,586
ESCO Technologies, Inc.	102,772	9,641,041
Federal Signal Corp.	239,291	9,626,677
Franklin Electric Co., Inc.	151,981	12,252,708
Greenbrier Cos., Inc. (b)	128,985	5,621,166
Hillenbrand, Inc.	297,172	13,099,342
John Bean Technologies Corp.	125,178	17,852,886
Lindsay Corp.	43,070	7,118,610
Lydall, Inc. (a)	67,559	4,088,671
Meritor, Inc. (a)	287,693	6,737,770
Mueller Industries, Inc.	225,703	9,775,197
Proto Labs, Inc. (a)	109,260	10,030,068
SPX Corp. (a)	178,439	10,899,054
SPX FLOW, Inc.	166,492	10,861,938
Standex International Corp.	48,213	4,575,896
Tennant Co.	73,391	5,860,271
Titan International, Inc. (a)	200,634	1,701,376
Wabash National Corp.	203,869	3,261,904
Watts Water Technologies, Inc. Class A	108,671	15,856,186
		228,077,777
MARINE — 0.3%
Matson, Inc.	171,554	10,979,456
MEDIA — 0.8%
AMC Networks, Inc. Class A (a)	121,237	8,098,632
EW Scripps Co. Class A	228,821	4,665,660
Gannett Co., Inc. (a)	530,201	2,910,803
Meredith Corp. (a)	160,083	6,954,005
Scholastic Corp.	119,429	4,525,165
TechTarget, Inc. (a)	92,987	7,205,563
		34,359,828
METALS & MINING — 1.4%
Allegheny Technologies, Inc. (a) (b)	502,190	10,470,661
Arconic Corp. (a)	386,968	13,783,800
Carpenter Technology Corp.	189,183	7,608,940
Century Aluminum Co. (a) (b)	199,720	2,574,391
Security Description	Shares	Value
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	5,429	$ —
Haynes International, Inc.	50,441	1,784,603
Kaiser Aluminum Corp.	62,778	7,752,455
Materion Corp.	80,299	6,050,530
Olympic Steel, Inc.	36,149	1,062,419
SunCoke Energy, Inc.	329,527	2,352,823
TimkenSteel Corp. (a)	151,110	2,138,206
Warrior Met Coal, Inc.	204,373	3,515,216
		59,094,044
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.4%
Apollo Commercial Real Estate Finance, Inc. REIT	508,586	8,111,947
ARMOUR Residential REIT, Inc.	274,547	3,135,327
Capstead Mortgage Corp. REIT	385,112	2,364,588
Ellington Financial, Inc. REIT	173,728	3,326,891
Granite Point Mortgage Trust, Inc. REIT	219,285	3,234,454
Invesco Mortgage Capital, Inc. REIT (b)	1,119,250	4,365,075
KKR Real Estate Finance Trust, Inc. REIT	108,478	2,346,379
New York Mortgage Trust, Inc. REIT	1,491,670	6,667,765
PennyMac Mortgage Investment Trust REIT	386,926	8,148,661
Ready Capital Corp. REIT	227,076	3,603,696
Redwood Trust, Inc. REIT	447,152	5,397,125
Two Harbors Investment Corp. REIT (b)	1,081,040	8,172,662
		58,874,570
MULTI-UTILITIES — 0.4%
Avista Corp.	274,291	11,703,997
Unitil Corp.	59,429	3,147,954
		14,851,951
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	126,383	8,342,542
Macy's, Inc. (a)	1,229,087	23,303,489
		31,646,031
OIL, GAS & CONSUMABLE FUELS — 3.1%
Bonanza Creek Energy, Inc.	74,679	3,515,140
Callon Petroleum Co. (a)	182,209	10,511,637
CONSOL Energy, Inc. (a)	119,139	2,200,497
Dorian LPG, Ltd. (a)	107,722	1,521,035
Green Plains, Inc. (b)	168,259	5,656,868
Laredo Petroleum, Inc. (a)	38,115	3,536,691
Matador Resources Co.	434,158	15,634,030
Par Pacific Holdings, Inc. (a)	174,928	2,942,289
PBF Energy, Inc. Class A (a)	378,680	5,793,804
PDC Energy, Inc.	391,487	17,926,190
Penn Virginia Corp. (a) (b)	59,324	1,400,640
Range Resources Corp. (a)	1,025,230	17,182,855

See accompanying notes to financial statements.
43

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Renewable Energy Group, Inc. (a)	188,250	$ 11,735,505
REX American Resources Corp. (a)	20,977	1,891,706
SM Energy Co.	432,864	10,661,440
Southwestern Energy Co. (a)	2,566,023	14,549,350
Talos Energy, Inc. (a)	126,143	1,972,876
		128,632,553
PAPER & FOREST PRODUCTS — 0.6%
Clearwater Paper Corp. (a)	66,137	1,915,989
Domtar Corp. (a)	198,624	10,916,375
Glatfelter Corp.	176,556	2,466,487
Mercer International, Inc.	157,272	2,005,218
Neenah, Inc.	67,009	3,361,842
Schweitzer-Mauduit International, Inc.	123,554	4,989,110
		25,655,021
PERSONAL PRODUCTS — 0.9%
Edgewell Personal Care Co.	214,792	9,429,369
elf Beauty, Inc. (a)	152,961	4,151,362
Inter Parfums, Inc.	70,156	5,051,232
Medifast, Inc.	46,519	13,163,947
USANA Health Sciences, Inc. (a)	45,615	4,672,344
		36,468,254
PHARMACEUTICALS — 1.3%
Amphastar Pharmaceuticals, Inc. (a)	145,584	2,934,974
ANI Pharmaceuticals, Inc. (a)	38,378	1,345,149
Cara Therapeutics, Inc. (a) (b)	169,546	2,419,421
Collegium Pharmaceutical, Inc. (a)	138,311	3,269,672
Corcept Therapeutics, Inc. (a)	415,161	9,133,542
Elanco Animal Health, Inc. (a) (d)	34,895	—
Endo International PLC (a)	920,854	4,309,597
Innoviva, Inc. (a)	250,237	3,355,678
Pacira BioSciences, Inc. (a) (b)	173,693	10,539,691
Phibro Animal Health Corp. Class A	80,763	2,332,436
Prestige Consumer Healthcare, Inc. (a)	197,351	10,281,987
Supernus Pharmaceuticals, Inc. (a)	208,465	6,418,637
		56,340,784
PROFESSIONAL SERVICES — 1.4%
Exponent, Inc.	205,940	18,371,907
Forrester Research, Inc. (a)	43,782	2,005,216
Heidrick & Struggles International, Inc.	77,076	3,433,736
Kelly Services, Inc. Class A (a)	132,903	3,185,685
Korn Ferry	213,506	15,489,860
ManTech International Corp. Class A	108,126	9,357,224
Security Description	Shares	Value
Resources Connection, Inc.	121,618	$ 1,746,434
TrueBlue, Inc. (a)	139,144	3,911,338
		57,501,400
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	95,632	3,717,216
RE/MAX Holdings, Inc. Class A	73,959	2,465,054
Realogy Holdings Corp. (a) (b)	461,014	8,399,675
St. Joe Co.	123,207	5,496,264
		20,078,209
ROAD & RAIL — 0.8%
ArcBest Corp.	99,789	5,806,722
Heartland Express, Inc.	194,048	3,324,042
Marten Transport, Ltd.	233,702	3,853,746
Saia, Inc. (a)	103,849	21,755,327
		34,739,837
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Axcelis Technologies, Inc. (a)	132,888	5,371,333
CEVA, Inc. (a)	89,526	4,234,580
Cohu, Inc. (a)	190,844	7,021,151
Diodes, Inc. (a)	167,385	13,352,301
DSP Group, Inc. (a)	87,429	1,293,949
FormFactor, Inc. (a)	307,195	11,200,330
Ichor Holdings, Ltd. (a)	110,522	5,946,084
Kulicke & Soffa Industries, Inc.	244,502	14,963,522
MaxLinear, Inc. (a)	270,596	11,497,624
Onto Innovation, Inc. (a)	193,210	14,112,058
PDF Solutions, Inc. (a)	116,611	2,119,988
Photronics, Inc. (a)	252,369	3,333,795
Power Integrations, Inc.	238,821	19,597,651
Rambus, Inc. (a)	443,030	10,504,241
SMART Global Holdings, Inc. (a)	53,969	2,573,242
Ultra Clean Holdings, Inc. (a)	173,184	9,303,445
Veeco Instruments, Inc. (a)	198,360	4,768,574
		141,193,868
SOFTWARE — 3.2%
8x8, Inc. (a) (b)	433,510	12,034,238
Agilysys, Inc. (a)	81,250	4,620,687
Alarm.com Holdings, Inc. (a)	178,954	15,157,404
Bottomline Technologies DE, Inc. (a)	155,007	5,747,660
Ebix, Inc.	92,175	3,124,733
InterDigital, Inc.	121,696	8,887,459
LivePerson, Inc. (a) (b)	253,060	16,003,514
MicroStrategy, Inc. Class A (a) (b)	30,738	20,425,401
OneSpan, Inc. (a)	133,154	3,400,753
Progress Software Corp.	174,270	8,059,987
SPS Commerce, Inc. (a)	141,570	14,135,764
Vonage Holdings Corp. (a)	933,965	13,458,436
Xperi Holding Corp.	413,755	9,201,911
		134,257,947

See accompanying notes to financial statements.
44

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
SPECIALTY RETAIL — 5.8%
Aaron's Co., Inc.	134,353	$ 4,297,952
Abercrombie & Fitch Co. Class A (a)	245,099	11,379,947
America's Car-Mart, Inc. (a)	24,475	3,468,597
Asbury Automotive Group, Inc. (a)	76,374	13,088,212
Barnes & Noble Education, Inc. (a)	127,486	919,174
Bed Bath & Beyond, Inc. (a)	421,683	14,037,827
Boot Barn Holdings, Inc. (a)	115,518	9,709,288
Buckle, Inc.	114,597	5,701,201
Caleres, Inc.	150,882	4,117,570
Cato Corp. Class A	74,966	1,264,676
Chico's FAS, Inc. (a)	477,301	3,140,641
Children's Place, Inc. (a)	58,113	5,407,996
Conn's, Inc. (a)	76,714	1,956,207
Designer Brands, Inc. Class A (a) (b)	234,176	3,875,613
GameStop Corp. Class A (a) (b)	218,987	46,893,876
Genesco, Inc. (a)	55,692	3,546,467
Group 1 Automotive, Inc.	67,337	10,398,853
Guess?, Inc.	150,146	3,963,854
Haverty Furniture Cos., Inc.	66,450	2,841,402
Hibbett, Inc. (a)	64,200	5,754,246
Lumber Liquidators Holdings, Inc. (a)	115,035	2,427,239
MarineMax, Inc. (a)	87,986	4,288,438
Monro, Inc.	132,096	8,389,417
ODP Corp. (a)	211,744	10,165,829
Rent-A-Center, Inc.	235,297	12,487,212
Sally Beauty Holdings, Inc. (a) (b)	445,977	9,842,712
Shoe Carnival, Inc.	34,281	2,454,177
Signet Jewelers, Ltd. (a)	207,072	16,729,347
Sleep Number Corp. (a)	96,778	10,640,741
Sonic Automotive, Inc. Class A (b)	91,691	4,102,255
Zumiez, Inc. (a)	83,090	4,070,579
		241,361,545
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a)	493,888	19,740,703
Diebold Nixdorf, Inc. (a) (b)	306,891	3,940,481
		23,681,184
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Fossil Group, Inc. (a) (b)	186,392	2,661,678
G-III Apparel Group, Ltd. (a) (b)	172,438	5,666,313
Kontoor Brands, Inc. (b)	186,100	10,497,901
Movado Group, Inc.	65,983	2,076,485
Oxford Industries, Inc.	66,632	6,585,907
Steven Madden, Ltd.	304,443	13,322,426
Unifi, Inc. (a)	59,526	1,450,053
Vera Bradley, Inc. (a)	87,696	1,086,553
Security Description	Shares	Value
Wolverine World Wide, Inc.	326,591	$ 10,986,521
		54,333,837
THRIFTS & MORTGAGE FINANCE — 2.1%
Axos Financial, Inc. (a)	203,229	9,427,793
Capitol Federal Financial, Inc.	507,920	5,983,298
Flagstar Bancorp, Inc.	187,419	7,922,201
HomeStreet, Inc.	84,482	3,441,797
Meta Financial Group, Inc.	126,284	6,393,759
Mr Cooper Group, Inc. (a)	269,118	8,897,041
NMI Holdings, Inc. Class A (a)	337,144	7,578,997
Northfield Bancorp, Inc.	182,111	2,986,620
Northwest Bancshares, Inc.	501,104	6,835,059
Provident Financial Services, Inc.	285,432	6,533,539
TrustCo Bank Corp.	76,743	2,638,424
Walker & Dunlop, Inc.	116,515	12,161,836
WSFS Financial Corp.	187,946	8,756,404
		89,556,768
TOBACCO — 0.3%
Universal Corp.	96,328	5,487,806
Vector Group, Ltd.	504,063	7,127,451
		12,615,257
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	153,664	13,992,644
Boise Cascade Co.	154,992	9,043,783
DXP Enterprises, Inc. (a)	68,490	2,280,717
GMS, Inc. (a)	169,111	8,141,003
NOW, Inc. (a)	436,049	4,138,105
Veritiv Corp. (a)	48,159	2,957,926
		40,554,178
WATER UTILITIES — 0.5%
American States Water Co.	145,816	11,601,121
California Water Service Group	200,883	11,157,042
		22,758,163
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	197,415	9,576,602
Spok Holdings, Inc.	71,096	683,943
		10,260,545
TOTAL COMMON STOCKS (Cost $3,325,283,456)		4,175,188,769
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Alder Biopharmaceuticals, Inc. (CVR) (a)	9,352	8,230
Omthera Pharmaceuticals, Inc. (CVR) (a) (d)	24	—
Tobira Therapeutics, Inc. (CVR) (a)	740	10,486
		18,716

See accompanying notes to financial statements.
45

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
NewStar Financial, Inc. (CVR) (a)	4,067	$ 346
MEDIA — 0.0% (c)
Media General, Inc. (CVR) (a)	10,713	1,071
TOTAL RIGHTS (Cost $8,274)		20,133
WARRANTS — 0.0% (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries, Ltd. (expiring 06/11/26) (a)	10,150	101,500
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Battalion Oil Corp. (expiring 10/08/22) (a)	4,928	—
TOTAL WARRANTS (Cost $0)		101,500
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	894,441	894,709
State Street Navigator Securities Lending Portfolio II (g) (h)	115,061,959	115,061,959
TOTAL SHORT-TERM INVESTMENTS (Cost $115,956,668)		115,956,668
TOTAL INVESTMENTS — 102.7% (Cost $3,441,248,398)		4,291,267,070
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(111,351,482)
NET ASSETS — 100.0%		$ 4,179,915,588

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	20	09/17/2021	$2,323,305	$2,307,800	$(15,505)
During the period ended June 30, 2021, average notional value related to futures contracts was $2,985,177.
See accompanying notes to financial statements.
46

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,175,188,636	$ 133	$ 0(a)	$4,175,188,769
Rights	—	20,133	0(a)	20,133
Warrants	101,500	0(b)	—	101,500
Short-Term Investments	115,956,668	—	—	115,956,668
TOTAL INVESTMENTS	$4,291,246,804	$20,266	$ 0	$4,291,267,070
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	(15,505)	—	—	(15,505)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (15,505)	$ —	$—	$ (15,505)
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2021.
(b)	The Fund held Level 2 securities that were valued at $0 at June 30, 2021.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,059,861	$ 2,060,685	$132,688,367	$133,853,588	$(755)	$—	894,441	$ 894,709	$ 2,784
State Street Navigator Securities Lending Portfolio II	91,647,196	91,647,196	599,161,368	575,746,605	—	—	115,061,959	115,061,959	837,754
Total		$93,707,881	$731,849,735	$709,600,193	$(755)	$—		$115,956,668	$840,538
See accompanying notes to financial statements.
47

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	4,692	$ 181,815
Aerojet Rocketdyne Holdings, Inc.	9,558	461,556
AeroVironment, Inc. (a)	2,443	244,666
Axon Enterprise, Inc. (a)	8,382	1,481,938
Boeing Co. (a)	69,394	16,624,027
Curtiss-Wright Corp.	5,678	674,319
General Dynamics Corp.	30,376	5,718,586
Hexcel Corp. (a)	11,202	699,005
Howmet Aerospace, Inc. (a)	51,937	1,790,268
Huntington Ingalls Industries, Inc.	5,461	1,150,906
Kaman Corp.	3,638	183,355
L3Harris Technologies, Inc.	26,338	5,692,959
Lockheed Martin Corp.	32,131	12,156,764
Mercury Systems, Inc. (a)	6,969	461,905
Moog, Inc. Class A	3,864	324,808
National Presto Industries, Inc.	108	10,978
Northrop Grumman Corp.	20,233	7,353,279
Park Aerospace Corp.	2,444	36,416
Raytheon Technologies Corp.	196,537	16,766,571
Teledyne Technologies, Inc. (a)	6,076	2,544,811
Textron, Inc.	30,394	2,090,195
TransDigm Group, Inc. (a)	6,965	4,508,375
Triumph Group, Inc. (a)	8,936	185,422
		81,342,924
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	3,952	269,171
C.H. Robinson Worldwide, Inc.	18,090	1,694,490
Echo Global Logistics, Inc. (a)	2,516	77,342
Expeditors International of Washington, Inc.	22,416	2,837,866
FedEx Corp.	31,586	9,423,051
Forward Air Corp.	3,742	335,844
Hub Group, Inc. Class A (a)	4,492	296,382
United Parcel Service, Inc. Class B	92,709	19,280,691
XPO Logistics, Inc. (a)	12,191	1,705,399
		35,920,236
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	16,501	995,175
Allegiant Travel Co. (a)	1,746	338,724
American Airlines Group, Inc. (a)	80,163	1,700,257
Delta Air Lines, Inc. (a)	83,315	3,604,207
Hawaiian Holdings, Inc. (a)	5,632	137,252
JetBlue Airways Corp. (a)	39,211	657,961
SkyWest, Inc. (a)	6,805	293,091
Southwest Airlines Co. (a)	75,660	4,016,790
United Airlines Holdings, Inc. (a)	38,994	2,038,996
		13,782,453
Security Description	Shares	Value
AUTO COMPONENTS — 0.3%
Adient PLC (a)	11,724	$ 529,925
American Axle & Manufacturing Holdings, Inc. (a)	11,507	119,097
Aptiv PLC (a)	34,726	5,463,442
BorgWarner, Inc.	31,852	1,546,096
Cooper-Standard Holdings, Inc. (a)	2,332	67,628
Dana, Inc.	20,308	482,518
Dorman Products, Inc. (a)	3,890	403,276
Fox Factory Holding Corp. (a)	4,589	714,324
Gentex Corp.	32,552	1,077,146
Gentherm, Inc. (a)	4,323	307,149
Goodyear Tire & Rubber Co. (a)	36,763	630,485
LCI Industries	3,434	451,296
Lear Corp.	7,278	1,275,688
Motorcar Parts of America, Inc. (a)	901	20,218
Patrick Industries, Inc.	2,673	195,129
Standard Motor Products, Inc.	2,114	91,642
Visteon Corp. (a)	3,725	450,502
		13,825,561
AUTOMOBILES — 1.7%
Ford Motor Co. (a)	510,048	7,579,313
General Motors Co. (a)	164,875	9,755,654
Harley-Davidson, Inc.	20,376	933,628
Tesla, Inc. (a)	100,451	68,276,545
Thor Industries, Inc.	6,875	776,875
Winnebago Industries, Inc.	4,467	303,577
		87,625,592
BANKS — 4.6%
Allegiance Bancshares, Inc.	2,155	82,838
Ameris Bancorp	7,188	363,928
Associated Banc-Corp.	21,204	434,258
Banc of California, Inc.	6,785	119,009
BancFirst Corp.	2,404	150,082
Bancorp, Inc. (a)	6,687	153,868
BancorpSouth Bank	13,453	381,123
Bank of America Corp.	986,116	40,657,563
Bank of Hawaii Corp.	5,362	451,588
Bank OZK	16,080	677,933
BankUnited, Inc.	12,260	523,379
Banner Corp.	4,240	229,850
Berkshire Hills Bancorp, Inc.	5,923	162,349
Boston Private Financial Holdings, Inc.	11,343	167,309
Brookline Bancorp, Inc.	11,349	169,668
Cadence BanCorp	12,986	271,148
Cathay General Bancorp	9,825	386,712
Central Pacific Financial Corp.	4,534	118,156
CIT Group, Inc.	13,833	713,644
Citigroup, Inc.	271,789	19,229,072
Citizens Financial Group, Inc.	55,777	2,558,491
City Holding Co.	2,293	172,525
Columbia Banking System, Inc.	7,375	284,380

See accompanying notes to financial statements.
48

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Comerica, Inc.	18,452	$ 1,316,366
Commerce Bancshares, Inc.	14,043	1,047,046
Community Bank System, Inc.	6,860	518,959
Cullen/Frost Bankers, Inc.	7,598	850,976
Customers Bancorp, Inc. (a)	4,595	179,159
CVB Financial Corp.	16,055	330,572
Dime Community Bancshares, Inc.	4,487	150,853
Eagle Bancorp, Inc.	4,696	263,352
East West Bancorp, Inc.	18,850	1,351,356
FB Financial Corp.	2,337	87,217
Fifth Third Bancorp	93,022	3,556,231
First BanCorp	29,178	347,802
First BanCorp	424	17,346
First Commonwealth Financial Corp.	13,589	191,197
First Financial Bancorp	11,700	276,471
First Financial Bankshares, Inc.	18,532	910,477
First Hawaiian, Inc.	17,373	492,351
First Horizon Corp.	73,769	1,274,728
First Midwest Bancorp, Inc.	16,187	320,988
First Republic Bank	22,909	4,287,878
FNB Corp.	43,305	533,951
Fulton Financial Corp.	22,124	349,117
Glacier Bancorp, Inc.	11,549	636,119
Great Western Bancorp, Inc.	9,001	295,143
Hancock Whitney Corp.	12,122	538,702
Hanmi Financial Corp.	4,594	87,562
Heritage Financial Corp.	4,488	112,290
Hilltop Holdings, Inc.	8,456	307,798
Home BancShares, Inc.	20,477	505,372
Hope Bancorp, Inc.	18,162	257,537
Huntington Bancshares, Inc.	192,193	2,742,594
Independent Bank Corp.	4,753	358,851
Independent Bank Group, Inc.	4,830	357,323
International Bancshares Corp.	7,103	305,003
Investors Bancorp, Inc.	29,675	423,165
JPMorgan Chase & Co.	396,387	61,654,034
KeyCorp.	127,418	2,631,182
M&T Bank Corp.	16,828	2,445,277
National Bank Holdings Corp. Class A	4,614	174,132
NBT Bancorp, Inc.	6,702	241,071
OFG Bancorp	6,337	140,174
Old National Bancorp	18,930	333,357
Pacific Premier Bancorp, Inc.	13,192	557,890
PacWest Bancorp	16,072	661,524
Park National Corp.	1,904	223,568
People's United Financial, Inc.	55,487	951,047
Pinnacle Financial Partners, Inc.	9,685	855,089
PNC Financial Services Group, Inc.	55,424	10,572,682
Preferred Bank	1,854	117,303
Prosperity Bancshares, Inc.	12,071	866,698
Regions Financial Corp.	127,706	2,577,107
Renasant Corp.	7,460	298,400
Security Description	Shares	Value
S&T Bancorp, Inc.	4,774	$ 149,426
Seacoast Banking Corp. of Florida	4,688	160,095
ServisFirst Bancshares, Inc.	6,284	427,186
Signature Bank	7,020	1,724,463
Simmons First National Corp. Class A	15,004	440,217
Southside Bancshares, Inc.	4,464	170,659
Sterling Bancorp	27,148	672,999
SVB Financial Group (a)	6,836	3,803,755
Synovus Financial Corp.	19,700	864,436
Texas Capital Bancshares, Inc. (a)	6,794	431,351
Tompkins Financial Corp.	1,576	122,235
Triumph Bancorp, Inc. (a)	2,395	177,829
Truist Financial Corp.	176,486	9,794,973
Trustmark Corp.	8,937	275,260
UMB Financial Corp.	4,471	416,071
Umpqua Holdings Corp.	29,415	542,707
United Bankshares, Inc.	14,192	518,008
United Community Banks, Inc.	9,605	307,456
US Bancorp	179,393	10,220,019
Valley National Bancorp	51,335	689,429
Veritex Holdings, Inc.	4,326	153,184
Webster Financial Corp.	11,786	628,665
Wells Fargo & Co.	539,682	24,442,198
Westamerica BanCorp	2,596	150,646
Wintrust Financial Corp.	7,112	537,881
Zions Bancorp NA	21,370	1,129,618
		238,292,026
BEVERAGES — 1.3%
Boston Beer Co., Inc. Class A (a)	1,180	1,204,544
Brown-Forman Corp. Class B	24,265	1,818,419
Celsius Holdings, Inc. (a)	3,504	266,619
Coca-Cola Co.	504,975	27,324,197
Coca-Cola Consolidated, Inc.	486	195,435
Constellation Brands, Inc. Class A	22,198	5,191,890
MGP Ingredients, Inc. (b)	2,185	147,793
Molson Coors Beverage Co. Class B (a)	25,121	1,348,747
Monster Beverage Corp. (a)	48,251	4,407,729
National Beverage Corp.	3,576	168,895
PepsiCo, Inc.	180,394	26,728,979
		68,803,247
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	230,527	25,966,561
Alexion Pharmaceuticals, Inc. (a)	28,621	5,257,964
Amgen, Inc.	74,789	18,229,819
Anika Therapeutics, Inc. (a)	2,283	98,831
Arrowhead Pharmaceuticals, Inc. (a)	12,532	1,037,900
Biogen, Inc. (a)	20,113	6,964,529

See accompanying notes to financial statements.
49

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Coherus Biosciences, Inc. (a)	8,076	$ 111,691
Cytokinetics, Inc. (a)	7,305	144,566
Eagle Pharmaceuticals, Inc. (a)	2,158	92,362
Emergent BioSolutions, Inc. (a)	6,608	416,238
Enanta Pharmaceuticals, Inc. (a)	2,302	101,311
Exelixis, Inc. (a)	41,063	748,168
Gilead Sciences, Inc.	164,110	11,300,615
Halozyme Therapeutics, Inc. (a)	16,893	767,111
Incyte Corp. (a)	24,325	2,046,462
Ligand Pharmaceuticals, Inc. (a)	2,092	274,449
Myriad Genetics, Inc. (a)	10,875	332,558
Neurocrine Biosciences, Inc. (a)	12,190	1,186,331
Organogenesis Holdings, Inc. (a)	6,333	105,254
Regeneron Pharmaceuticals, Inc. (a)	13,659	7,629,098
REGENXBIO, Inc. (a)	4,376	170,008
Spectrum Pharmaceuticals, Inc. (a)	9,615	36,056
United Therapeutics Corp. (a)	5,866	1,052,419
Vanda Pharmaceuticals, Inc. (a)	6,848	147,300
Vericel Corp. (a)	237	12,443
Vertex Pharmaceuticals, Inc. (a)	34,008	6,857,033
Xencor, Inc. (a) (b)	7,437	256,502
		91,343,579
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	17,978	1,295,495
AAON, Inc.	4,770	298,554
Allegion PLC	11,970	1,667,421
American Woodmark Corp. (a)	2,233	182,414
Apogee Enterprises, Inc.	4,518	184,018
Builders FirstSource, Inc. (a)	26,760	1,141,582
Carrier Global Corp.	106,335	5,167,881
Fortune Brands Home & Security, Inc.	18,411	1,833,920
Gibraltar Industries, Inc. (a)	4,308	328,743
Griffon Corp.	6,617	169,594
Insteel Industries, Inc.	2,326	74,781
Johnson Controls International PLC	94,509	6,486,153
Lennox International, Inc.	4,557	1,598,595
Masco Corp.	34,699	2,044,118
Owens Corning	14,378	1,407,606
PGT Innovations, Inc. (a)	7,038	163,493
Quanex Building Products Corp.	4,477	111,209
Resideo Technologies, Inc. (a)	16,424	492,720
Simpson Manufacturing Co., Inc.	5,418	598,364
Trane Technologies PLC	31,364	5,775,367
Trex Co., Inc. (a)	15,464	1,580,575
UFP Industries, Inc.	8,192	608,993
		33,211,596
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	6,155	949,163
Security Description	Shares	Value
Ameriprise Financial, Inc.	15,366	$ 3,824,290
B Riley Financial, Inc.	2,332	176,066
Bank of New York Mellon Corp.	106,669	5,464,653
BlackRock, Inc.	18,316	16,025,951
Blucora, Inc. (a)	6,770	117,189
Brightsphere Investment Group, Inc.	7,624	178,630
Cboe Global Markets, Inc.	14,502	1,726,463
Charles Schwab Corp.	195,333	14,222,196
CME Group, Inc.	47,023	10,000,852
Donnelley Financial Solutions, Inc. (a)	4,249	140,217
Evercore, Inc. Class A	4,834	680,482
FactSet Research Systems, Inc.	5,084	1,706,241
Federated Hermes, Inc.	12,619	427,910
Franklin Resources, Inc.	36,422	1,165,140
Goldman Sachs Group, Inc.	45,031	17,090,615
Greenhill & Co., Inc.	1,889	29,393
Interactive Brokers Group, Inc. Class A	10,455	687,207
Intercontinental Exchange, Inc.	73,412	8,714,004
Invesco, Ltd.	50,051	1,337,863
Janus Henderson Group PLC	19,884	771,698
Jefferies Financial Group, Inc.	27,533	941,629
MarketAxess Holdings, Inc.	4,990	2,313,314
Moody's Corp.	21,194	7,680,070
Morgan Stanley	195,892	17,961,337
MSCI, Inc.	10,843	5,780,186
Nasdaq, Inc.	15,293	2,688,509
Northern Trust Corp.	27,224	3,147,639
Piper Sandler Cos.	1,889	244,739
Raymond James Financial, Inc.	16,213	2,106,069
S&P Global, Inc.	31,467	12,915,630
SEI Investments Co.	16,177	1,002,489
State Street Corp. (c)	46,054	3,789,323
Stifel Financial Corp.	13,679	887,220
StoneX Group, Inc. (a)	2,236	135,658
T Rowe Price Group, Inc.	29,559	5,851,795
Virtus Investment Partners, Inc.	850	236,105
WisdomTree Investments, Inc. (b)	15,917	98,685
		153,216,620
CHEMICALS — 1.9%
AdvanSix, Inc. (a)	4,447	132,787
Air Products & Chemicals, Inc.	28,934	8,323,733
Albemarle Corp.	15,613	2,630,166
American Vanguard Corp.	3,519	61,618
Ashland Global Holdings, Inc.	7,426	649,775
Avient Corp.	10,244	503,595
Balchem Corp.	4,284	562,318
Cabot Corp.	7,443	423,730
Celanese Corp.	15,311	2,321,148
CF Industries Holdings, Inc.	28,598	1,471,367
Chemours Co.	21,476	747,365
Corteva, Inc.	97,322	4,316,231
Dow, Inc.	97,140	6,147,019

See accompanying notes to financial statements.
50

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
DuPont de Nemours, Inc.	70,900	$ 5,488,369
Eastman Chemical Co.	18,022	2,104,068
Ecolab, Inc.	32,536	6,701,440
Ferro Corp. (a)	11,207	241,735
FMC Corp.	17,013	1,840,807
FutureFuel Corp.	4,444	42,662
GCP Applied Technologies, Inc. (a)	6,995	162,704
Hawkins, Inc.	3,192	104,538
HB Fuller Co.	6,924	440,436
Ingevity Corp. (a)	5,427	441,541
Innospec, Inc.	3,250	294,482
International Flavors & Fragrances, Inc.	32,040	4,786,776
Koppers Holdings, Inc. (a)	2,404	77,769
Kraton Corp. (a)	4,520	145,951
Linde PLC	68,521	19,809,421
Livent Corp. (a) (b)	19,467	376,881
LyondellBasell Industries NV Class A	33,520	3,448,202
Minerals Technologies, Inc.	4,514	355,116
Mosaic Co.	45,150	1,440,736
NewMarket Corp.	737	237,299
Olin Corp.	19,867	919,047
PPG Industries, Inc.	30,815	5,231,463
Quaker Chemical Corp. (b)	1,746	414,134
Rayonier Advanced Materials, Inc. (a)	8,435	56,430
RPM International, Inc.	17,288	1,533,100
Scotts Miracle-Gro Co.	5,322	1,021,398
Sensient Technologies Corp.	5,671	490,882
Sherwin-Williams Co.	31,882	8,686,251
Stepan Co.	2,408	289,610
Tredegar Corp.	3,267	44,987
Trinseo SA	5,109	305,723
Valvoline, Inc.	24,843	806,404
		96,631,214
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	8,817	391,034
Brady Corp. Class A	6,657	373,058
Brink's Co.	6,751	518,747
Cintas Corp.	11,278	4,308,196
Clean Harbors, Inc. (a)	6,679	622,082
Copart, Inc. (a)	27,139	3,577,734
CoreCivic, Inc. REIT (a)	18,970	198,616
Deluxe Corp.	6,915	330,330
Harsco Corp. (a)	11,422	233,237
Healthcare Services Group, Inc. (b)	9,715	306,703
Herman Miller, Inc. (b)	8,131	383,295
HNI Corp.	5,738	252,300
IAA, Inc. (a)	17,836	972,775
Interface, Inc.	9,061	138,633
KAR Auction Services, Inc. (a) (b)	17,271	303,106
Security Description	Shares	Value
Matthews International Corp. Class A	4,562	$ 164,050
MSA Safety, Inc.	4,648	769,616
Pitney Bowes, Inc.	23,021	201,894
Republic Services, Inc.	27,485	3,023,625
Rollins, Inc.	26,514	906,779
Stericycle, Inc. (a)	11,905	851,803
Team, Inc. (a)	4,055	27,168
Tetra Tech, Inc.	7,169	874,905
UniFirst Corp.	2,008	471,157
US Ecology, Inc. (a)	2,282	85,621
Viad Corp. (a)	2,414	120,338
Waste Management, Inc.	50,931	7,135,942
		27,542,744
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	6,920	142,898
Applied Optoelectronics, Inc. (a)	4,538	38,437
Arista Networks, Inc. (a)	7,106	2,574,575
CalAmp Corp. (a)	4,672	59,428
Ciena Corp. (a)	20,453	1,163,571
Cisco Systems, Inc.	551,528	29,230,984
Comtech Telecommunications Corp.	3,210	77,554
Digi International, Inc. (a)	4,099	82,431
Extreme Networks, Inc. (a)	16,669	186,026
F5 Networks, Inc. (a)	8,214	1,533,225
Harmonic, Inc. (a)	17,828	151,895
Juniper Networks, Inc.	43,093	1,178,594
Lumentum Holdings, Inc. (a) (b)	10,018	821,776
Motorola Solutions, Inc.	22,130	4,798,890
NETGEAR, Inc. (a)	4,268	163,550
NetScout Systems, Inc. (a)	9,239	263,681
Plantronics, Inc. (a) (b)	4,990	208,233
Viasat, Inc. (a) (b)	7,132	355,459
Viavi Solutions, Inc. (a)	30,469	538,082
		43,569,289
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	20,054	1,269,819
Arcosa, Inc.	6,340	372,412
Comfort Systems USA, Inc.	4,616	363,695
Dycom Industries, Inc. (a)	4,260	317,498
EMCOR Group, Inc.	7,386	909,881
Fluor Corp. (a) (b)	16,371	289,767
Granite Construction, Inc.	7,006	290,959
MasTec, Inc. (a) (b)	7,522	798,084
Matrix Service Co. (a)	4,501	47,260
MYR Group, Inc. (a)	2,188	198,933
Quanta Services, Inc.	18,458	1,671,741
Valmont Industries, Inc.	2,136	504,203
		7,034,252
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5,614	797,805
Martin Marietta Materials, Inc.	8,223	2,892,934
US Concrete, Inc. (a)	2,266	167,231

See accompanying notes to financial statements.
51

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Vulcan Materials Co.	16,591	$ 2,887,995
		6,745,965
CONSUMER FINANCE — 0.7%
American Express Co.	85,350	14,102,380
Capital One Financial Corp.	59,955	9,274,439
Discover Financial Services	40,002	4,731,837
Encore Capital Group, Inc. (a) (b)	4,342	205,767
Enova International, Inc. (a)	3,514	120,214
EZCORP, Inc. Class A (a)	6,991	42,156
FirstCash, Inc.	5,569	425,694
Green Dot Corp. Class A (a)	6,912	323,827
LendingTree, Inc. (a)	1,737	368,036
Navient Corp.	24,315	470,009
PRA Group, Inc. (a)	6,134	235,975
Prog Holdings, Inc.	9,054	435,769
SLM Corp.	40,159	840,929
Synchrony Financial	71,036	3,446,667
World Acceptance Corp. (a)	478	76,595
		35,100,294
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	204,701	2,345,873
AptarGroup, Inc.	8,575	1,207,703
Avery Dennison Corp.	10,892	2,289,934
Ball Corp.	42,727	3,461,742
Greif, Inc. Class A	1,670	101,119
International Paper Co.	51,291	3,144,651
Myers Industries, Inc.	4,469	93,849
O-I Glass, Inc. (a)	20,463	334,161
Packaging Corp. of America	12,558	1,700,604
Sealed Air Corp.	20,574	1,219,009
Silgan Holdings, Inc.	10,365	430,148
Sonoco Products Co.	13,389	895,724
Westrock Co.	34,800	1,852,056
		19,076,573
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	6,170	277,712
Genuine Parts Co.	18,899	2,390,156
LKQ Corp. (a)	37,298	1,835,807
Pool Corp.	5,304	2,432,733
		6,936,408
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	6,738	240,142
American Public Education, Inc. (a)	2,157	61,129
Graham Holdings Co. Class B	286	181,296
Grand Canyon Education, Inc. (a)	6,133	551,786
H&R Block, Inc.	23,873	560,538
Perdoceo Education Corp. (a)	9,354	114,774
Regis Corp. (a) (b)	6,687	62,590
Service Corp. International	23,105	1,238,197
Strategic Education, Inc.	3,220	244,913
Security Description	Shares	Value
WW International, Inc. (a)	6,318	$ 228,333
		3,483,698
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	247,686	68,836,893
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	930,247	26,772,509
ATN International, Inc.	2,183	99,305
Cincinnati Bell, Inc. (a)	7,016	108,187
Cogent Communications Holdings, Inc.	5,623	432,352
Consolidated Communications Holdings, Inc. (a)	9,526	83,733
Iridium Communications, Inc. (a) (b)	17,279	690,987
Lumen Technologies, Inc.	131,591	1,788,322
Verizon Communications, Inc.	540,216	30,268,302
		60,243,697
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	6,837	478,453
Alliant Energy Corp.	32,768	1,827,144
American Electric Power Co., Inc.	64,955	5,494,543
Duke Energy Corp.	96,483	9,524,802
Edison International	48,836	2,823,698
Entergy Corp.	26,477	2,639,757
Evergy, Inc.	30,156	1,822,327
Eversource Energy	43,991	3,529,838
Exelon Corp.	127,645	5,655,950
FirstEnergy Corp.	70,781	2,633,761
Hawaiian Electric Industries, Inc.	14,487	612,510
IDACORP, Inc.	6,621	645,547
NextEra Energy, Inc.	255,810	18,745,757
NRG Energy, Inc.	31,942	1,287,263
OGE Energy Corp.	26,950	906,867
Pinnacle West Capital Corp.	15,172	1,243,649
PNM Resources, Inc.	10,658	519,791
PPL Corp.	100,341	2,806,538
Southern Co.	138,264	8,366,355
Xcel Energy, Inc.	68,872	4,537,287
		76,101,837
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	4,808	899,240
AMETEK, Inc.	30,007	4,005,935
AZZ, Inc.	4,184	216,648
Eaton Corp. PLC	52,197	7,734,551
Emerson Electric Co.	78,333	7,538,768
Encore Wire Corp.	2,414	182,957
EnerSys	5,656	552,761
Generac Holdings, Inc. (a)	8,316	3,452,387
Hubbell, Inc.	6,958	1,300,033
nVent Electric PLC	21,121	659,820
Powell Industries, Inc. (b)	1,218	37,697

See accompanying notes to financial statements.
52

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Regal Beloit Corp.	5,396	$ 720,420
Rockwell Automation, Inc.	15,196	4,346,360
Sunrun, Inc. (a) (b)	20,771	1,158,606
Vicor Corp. (a)	2,335	246,903
		33,053,086
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	4,712	531,090
Amphenol Corp. Class A	78,324	5,358,145
Arlo Technologies, Inc. (a)	9,452	63,990
Arrow Electronics, Inc. (a)	10,070	1,146,268
Avnet, Inc.	12,901	517,072
Badger Meter, Inc.	3,929	385,513
Bel Fuse, Inc. Class B	1,421	20,462
Belden, Inc.	5,142	260,031
Benchmark Electronics, Inc.	4,775	135,897
CDW Corp.	18,684	3,263,161
Cognex Corp.	23,275	1,956,264
Coherent, Inc. (a)	3,256	860,691
Corning, Inc.	99,788	4,081,329
CTS Corp.	4,388	163,058
Daktronics, Inc. (a)	4,340	28,601
ePlus, Inc. (a)	2,060	178,581
Fabrinet (a)	4,742	454,616
FARO Technologies, Inc. (a)	2,316	180,115
II-VI, Inc. (a) (b)	12,265	890,316
Insight Enterprises, Inc. (a)	4,487	448,745
IPG Photonics Corp. (a)	4,624	974,600
Itron, Inc. (a)	5,194	519,296
Jabil, Inc.	17,920	1,041,510
Keysight Technologies, Inc. (a)	24,160	3,730,546
Knowles Corp. (a)	12,546	247,658
Littelfuse, Inc.	3,245	826,794
Methode Electronics, Inc.	4,470	219,969
National Instruments Corp.	16,949	716,604
OSI Systems, Inc. (a)	2,216	225,234
PC Connection, Inc.	1,599	73,986
Plexus Corp. (a)	3,912	357,596
Rogers Corp. (a)	2,318	465,454
Sanmina Corp. (a)	9,163	356,990
ScanSource, Inc. (a)	4,448	125,122
SYNNEX Corp.	5,539	674,429
TE Connectivity, Ltd.	43,327	5,858,244
Trimble, Inc. (a)	33,263	2,721,911
TTM Technologies, Inc. (a)	13,444	192,249
Vishay Intertechnology, Inc.	17,870	402,969
Vontier Corp.	18,233	594,031
Zebra Technologies Corp. Class A (a)	7,065	3,740,847
		44,989,984
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	11,676	104,033
Baker Hughes Co.	88,340	2,020,336
Bristow Group, Inc. (a)	3,439	88,073
Security Description	Shares	Value
ChampionX Corp. (a)	18,206	$ 466,984
Core Laboratories NV	5,962	232,220
DMC Global, Inc. (a)	2,061	115,849
Dril-Quip, Inc. (a)	4,493	151,998
Exterran Corp. (a)	4,549	21,653
Halliburton Co.	115,441	2,668,996
Helix Energy Solutions Group, Inc. (a) (b)	18,739	107,000
Helmerich & Payne, Inc.	15,188	495,584
Nabors Industries, Ltd. (a)	795	90,821
Newpark Resources, Inc. (a)	24	83
Nov, Inc. (a)	51,878	794,771
Oceaneering International, Inc. (a)	13,499	210,179
Oil States International, Inc. (a)	8,535	67,000
Patterson-UTI Energy, Inc.	25,318	251,661
ProPetro Holding Corp. (a)	10,994	100,705
RPC, Inc. (a)	9,228	45,679
Schlumberger NV	181,688	5,815,833
US Silica Holdings, Inc. (a)	13,299	153,736
		14,003,194
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	101,190	9,657,573
Cinemark Holdings, Inc. (a)	15,460	339,347
Electronic Arts, Inc.	37,981	5,462,807
Live Nation Entertainment, Inc. (a) (b)	18,992	1,663,509
Marcus Corp. (a) (b)	2,230	47,298
Netflix, Inc. (a)	57,689	30,471,907
Take-Two Interactive Software, Inc. (a)	14,683	2,599,185
Walt Disney Co. (a)	236,401	41,552,204
World Wrestling Entertainment, Inc. Class A (b)	6,219	360,018
		92,153,848
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
Acadia Realty Trust REIT	11,649	255,812
Agree Realty Corp. REIT	6,799	479,262
Alexander & Baldwin, Inc. REIT	8,555	156,728
Alexandria Real Estate Equities, Inc. REIT	16,124	2,933,601
American Assets Trust, Inc. REIT	6,533	243,616
American Campus Communities, Inc. REIT	18,305	855,210
American Tower Corp. REIT	57,493	15,531,159
Apartment Income REIT Corp.	19,437	921,897
Armada Hoffler Properties, Inc. REIT	6,653	88,418
AvalonBay Communities, Inc. REIT	18,203	3,798,784
Boston Properties, Inc. REIT	18,489	2,118,655
Brandywine Realty Trust REIT	23,097	316,660
Brixmor Property Group, Inc. REIT	39,485	903,812
Camden Property Trust REIT	12,936	1,716,219

See accompanying notes to financial statements.
53

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
CareTrust REIT, Inc.	12,750	$ 296,182
Centerspace REIT	630	49,707
Chatham Lodging Trust REIT (a)	6,359	81,840
Community Healthcare Trust, Inc. REIT	2,379	112,907
CoreSite Realty Corp. REIT	4,515	607,719
Corporate Office Properties Trust REIT	15,809	442,494
Cousins Properties, Inc. REIT	19,805	728,428
Crown Castle International Corp. REIT	56,423	11,008,127
CyrusOne, Inc. REIT	15,231	1,089,321
DiamondRock Hospitality Co. REIT (a)	29,871	289,749
Digital Realty Trust, Inc. REIT	35,723	5,374,883
Diversified Healthcare Trust REIT	37,939	158,585
Douglas Emmett, Inc. REIT	21,482	722,225
Duke Realty Corp. REIT	49,474	2,342,594
Easterly Government Properties, Inc. REIT	7,178	151,312
EastGroup Properties, Inc. REIT	5,294	870,598
EPR Properties REIT (a)	9,791	515,790
Equinix, Inc. REIT	11,599	9,309,357
Equity Residential REIT	44,893	3,456,761
Essential Properties Realty Trust, Inc. REIT	13,753	371,881
Essex Property Trust, Inc. REIT	8,480	2,544,085
Extra Space Storage, Inc. REIT	17,177	2,813,936
Federal Realty Investment Trust REIT	9,450	1,107,256
First Industrial Realty Trust, Inc. REIT	17,238	900,341
Four Corners Property Trust, Inc. REIT	9,256	255,558
Franklin Street Properties Corp. REIT	14,419	75,844
GEO Group, Inc. REIT (b)	19,034	135,522
Getty Realty Corp. REIT	4,684	145,907
Global Net Lease, Inc. REIT	11,407	211,029
Healthcare Realty Trust, Inc. REIT	18,474	557,915
Healthpeak Properties, Inc. REIT	67,412	2,244,145
Hersha Hospitality Trust REIT (a)	7,930	85,327
Highwoods Properties, Inc. REIT	13,978	631,386
Host Hotels & Resorts, Inc. REIT (a)	92,049	1,573,117
Hudson Pacific Properties, Inc. REIT	20,185	561,547
Independence Realty Trust, Inc. REIT	11,599	211,450
Industrial Logistics Properties Trust REIT	6,171	161,310
Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT (b)	2,939	$ 561,408
Iron Mountain, Inc. REIT	37,872	1,602,743
iStar, Inc. REIT (b)	10,136	210,119
JBG SMITH Properties REIT	14,477	456,170
Kilroy Realty Corp. REIT	13,175	917,507
Kimco Realty Corp. REIT	57,017	1,188,804
Kite Realty Group Trust REIT	11,264	247,921
Lamar Advertising Co. Class A REIT	11,564	1,207,513
Lexington Realty Trust REIT	33,873	404,782
Life Storage, Inc. REIT	8,299	890,898
LTC Properties, Inc. REIT	5,201	199,666
Macerich Co. REIT	15,082	275,246
Mack-Cali Realty Corp. REIT (a)	13,674	234,509
Medical Properties Trust, Inc. REIT	70,469	1,416,427
Mid-America Apartment Communities, Inc. REIT	14,989	2,524,447
National Retail Properties, Inc. REIT	23,207	1,087,944
National Storage Affiliates Trust REIT	8,312	420,255
NexPoint Residential Trust, Inc. REIT	2,058	113,149
Office Properties Income Trust REIT	6,550	191,981
Omega Healthcare Investors, Inc. REIT	30,191	1,095,631
Park Hotels & Resorts, Inc. REIT (a)	31,731	653,976
Pebblebrook Hotel Trust REIT (b)	17,085	402,352
Physicians Realty Trust REIT	26,704	493,223
PotlatchDeltic Corp. REIT	8,854	470,590
Prologis, Inc. REIT	96,681	11,556,280
PS Business Parks, Inc. REIT	2,385	353,171
Public Storage REIT	19,867	5,973,808
Rayonier, Inc. REIT	18,404	661,256
Realty Income Corp. REIT	44,485	2,968,929
Regency Centers Corp. REIT	20,740	1,328,812
Retail Opportunity Investments Corp. REIT	16,227	286,569
Retail Properties of America, Inc. Class A REIT	28,436	325,592
Rexford Industrial Realty, Inc. REIT	16,631	947,135
RPT Realty REIT	14,087	182,849
Sabra Health Care REIT, Inc.	27,750	505,050
Safehold, Inc. REIT (b)	1,654	129,839
Saul Centers, Inc. REIT	2,383	108,307
SBA Communications Corp. REIT	14,429	4,598,522
Service Properties Trust REIT	22,080	278,208
Simon Property Group, Inc. REIT	41,621	5,430,708
SITE Centers Corp. REIT	20,128	303,128

See accompanying notes to financial statements.
54

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
SL Green Realty Corp. REIT (b)	9,521	$ 761,680
Spirit Realty Capital, Inc. REIT	13,209	631,919
STORE Capital Corp. REIT	29,018	1,001,411
Summit Hotel Properties, Inc. REIT (a)	14,206	132,542
Tanger Factory Outlet Centers, Inc. REIT (b)	13,613	256,605
UDR, Inc. REIT	39,322	1,925,992
Uniti Group, Inc. REIT	23,896	253,059
Universal Health Realty Income Trust REIT	1,125	69,244
Urban Edge Properties REIT	15,612	298,189
Urstadt Biddle Properties, Inc. Class A REIT	4,008	77,675
Ventas, Inc. REIT	49,381	2,819,655
Vornado Realty Trust REIT	21,196	989,217
Washington Real Estate Investment Trust	11,650	267,950
Weingarten Realty Investors REIT	16,342	524,088
Welltower, Inc. REIT	54,824	4,555,874
Weyerhaeuser Co. REIT	97,454	3,354,367
Whitestone REIT	5,491	45,301
Xenia Hotels & Resorts, Inc. REIT (a)	15,523	290,746
		153,976,906
FOOD & STAPLES RETAILING — 1.3%
Andersons, Inc.	4,372	133,477
BJ's Wholesale Club Holdings, Inc. (a) (b)	16,832	800,866
Casey's General Stores, Inc.	4,511	878,021
Chefs' Warehouse, Inc. (a)	2,473	78,716
Costco Wholesale Corp.	57,538	22,766,060
Grocery Outlet Holding Corp. (a) (b)	8,992	311,663
Kroger Co.	101,019	3,870,038
PriceSmart, Inc.	2,282	207,685
SpartanNash Co.	4,702	90,796
Sprouts Farmers Market, Inc. (a)	16,016	397,998
Sysco Corp.	66,676	5,184,059
United Natural Foods, Inc. (a)	7,092	262,262
Walmart, Inc.	180,981	25,521,941
Walgreens Boots Alliance, Inc.	94,073	4,949,180
		65,452,762
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	72,641	4,402,045
B&G Foods, Inc. (b)	4,733	155,242
Calavo Growers, Inc.	2,348	148,910
Cal-Maine Foods, Inc.	4,631	167,689
Campbell Soup Co.	28,408	1,295,121
Conagra Brands, Inc.	63,790	2,320,680
Darling Ingredients, Inc. (a)	21,562	1,455,435
Flowers Foods, Inc.	23,170	560,714
Fresh Del Monte Produce, Inc.	4,560	149,933
General Mills, Inc.	79,780	4,860,995
Security Description	Shares	Value
Hain Celestial Group, Inc. (a)	10,933	$ 438,632
Hershey Co.	19,302	3,362,022
Hormel Foods Corp.	37,378	1,784,800
Ingredion, Inc.	9,034	817,577
J&J Snack Foods Corp.	2,007	350,041
J.M. Smucker Co.	15,164	1,964,800
John B Sanfilippo & Son, Inc.	260	23,028
Kellogg Co.	33,627	2,163,225
Kraft Heinz Co.	84,544	3,447,704
Lamb Weston Holdings, Inc.	19,523	1,574,725
Lancaster Colony Corp.	2,152	416,434
McCormick & Co., Inc.	32,508	2,871,107
Mondelez International, Inc. Class A	182,188	11,375,819
Pilgrim's Pride Corp. (a)	6,790	150,602
Post Holdings, Inc. (a)	8,156	884,681
Sanderson Farms, Inc.	2,436	457,895
Seneca Foods Corp. Class A (a)	865	44,184
Simply Good Foods Co. (a)	11,024	402,486
Tootsie Roll Industries, Inc. (b)	2,421	82,096
TreeHouse Foods, Inc. (a)	7,591	337,951
Tyson Foods, Inc. Class A	38,400	2,832,384
		51,298,957
GAS UTILITIES — 0.1%
Atmos Energy Corp.	16,089	1,546,314
Chesapeake Utilities Corp.	2,202	264,967
National Fuel Gas Co.	11,551	603,540
New Jersey Resources Corp.	11,448	452,997
Northwest Natural Holding Co.	4,394	230,773
ONE Gas, Inc.	6,818	505,350
South Jersey Industries, Inc.	11,844	307,115
Southwest Gas Holdings, Inc.	6,926	458,432
Spire, Inc.	6,815	492,520
UGI Corp.	27,200	1,259,632
		6,121,640
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abbott Laboratories	231,350	26,820,405
ABIOMED, Inc. (a)	6,005	1,874,221
Align Technology, Inc. (a)	9,404	5,745,844
AngioDynamics, Inc. (a)	4,525	122,763
Avanos Medical, Inc. (a)	6,523	237,242
Baxter International, Inc.	66,893	5,384,886
Becton Dickinson and Co.	37,923	9,222,494
Boston Scientific Corp. (a)	187,326	8,010,060
Cardiovascular Systems, Inc. (a)	4,880	208,132
CONMED Corp.	3,808	523,333
Cooper Cos., Inc.	6,440	2,551,979
CryoLife, Inc. (a)	4,434	125,926
Cutera, Inc. (a) (b)	2,235	109,582
Danaher Corp.	82,481	22,134,601
DENTSPLY SIRONA, Inc.	29,071	1,839,031
DexCom, Inc. (a)	12,329	5,264,483
Edwards Lifesciences Corp. (a)	81,625	8,453,901
Envista Holdings Corp. (a)	20,885	902,441

See accompanying notes to financial statements.
55

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Glaukos Corp. (a)	5,366	$ 455,198
Globus Medical, Inc. Class A (a)	9,344	724,440
Haemonetics Corp. (a)	6,653	443,356
Heska Corp. (a) (b)	1,261	289,690
Hill-Rom Holdings, Inc.	8,878	1,008,452
Hologic, Inc. (a)	33,499	2,235,053
ICU Medical, Inc. (a)	2,286	470,459
IDEXX Laboratories, Inc. (a)	11,153	7,043,677
Inogen, Inc. (a)	2,432	158,493
Integer Holdings Corp. (a)	4,322	407,132
Integra LifeSciences Holdings Corp. (a)	9,359	638,658
Intuitive Surgical, Inc. (a)	15,380	14,144,063
Invacare Corp. (a)	4,643	37,469
Lantheus Holdings, Inc. (a)	8,450	233,558
LeMaitre Vascular, Inc.	2,245	136,990
LivaNova PLC (a)	6,547	550,668
Masimo Corp. (a)	6,191	1,501,008
Medtronic PLC	175,715	21,811,503
Meridian Bioscience, Inc. (a)	5,709	126,626
Merit Medical Systems, Inc. (a)	6,477	418,803
Mesa Laboratories, Inc. (b)	570	154,567
Natus Medical, Inc. (a)	4,558	118,417
Neogen Corp. (a)	14,003	644,698
NuVasive, Inc. (a)	6,558	444,501
OraSure Technologies, Inc. (a)	5,015	50,852
Orthofix Medical, Inc. (a)	2,580	103,484
Penumbra, Inc. (a)	4,501	1,233,544
Quidel Corp. (a) (b)	5,145	659,177
ResMed, Inc.	18,911	4,661,940
STAAR Surgical Co. (a)	6,012	916,830
STERIS PLC	12,803	2,641,259
Stryker Corp.	42,816	11,120,600
Surmodics, Inc. (a)	2,223	120,598
Tactile Systems Technology, Inc. (a)	2,165	112,580
Teleflex, Inc.	6,107	2,453,732
Varex Imaging Corp. (a)	4,805	128,870
West Pharmaceutical Services, Inc.	9,659	3,468,547
Zimmer Biomet Holdings, Inc.	27,091	4,356,775
Zynex, Inc. (a) (b)	2,015	31,293
		185,788,884
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (a)	11,833	742,521
Addus HomeCare Corp. (a)	1,991	173,695
Amedisys, Inc. (a)	3,938	964,534
AmerisourceBergen Corp.	19,592	2,243,088
AMN Healthcare Services, Inc. (a)	5,476	531,062
Anthem, Inc.	31,627	12,075,189
Apollo Medical Holdings, Inc. (a)	1,711	107,468
Cardinal Health, Inc.	38,385	2,191,400
Centene Corp. (a)	75,929	5,537,502
Chemed Corp.	2,008	952,796
Cigna Corp.	45,408	10,764,875
Security Description	Shares	Value
Community Health Systems, Inc. (a)	15,203	$ 234,734
CorVel Corp. (a)	519	69,702
Covetrus, Inc. (a)	13,953	376,731
Cross Country Healthcare, Inc. (a)	4,349	71,802
CVS Health Corp.	169,207	14,118,632
DaVita, Inc. (a)	9,792	1,179,251
Encompass Health Corp.	13,229	1,032,259
Ensign Group, Inc.	6,754	585,369
Fulgent Genetics, Inc. (a) (b)	1,627	150,058
Hanger, Inc. (a)	4,914	124,226
HCA Healthcare, Inc.	34,546	7,142,040
HealthEquity, Inc. (a)	9,265	745,647
Henry Schein, Inc. (a)	18,482	1,371,180
Humana, Inc.	16,610	7,353,579
Joint Corp. (a)	1,711	143,587
Laboratory Corp. of America Holdings (a)	12,750	3,517,087
LHC Group, Inc. (a)	3,972	795,433
Magellan Health, Inc. (a)	3,142	295,976
McKesson Corp.	20,951	4,006,669
MEDNAX, Inc. (a)	11,370	342,805
ModivCare, Inc. (a)	1,638	278,575
Molina Healthcare, Inc. (a)	7,830	1,981,460
Owens & Minor, Inc.	9,798	414,749
Patterson Cos., Inc. (b)	11,600	352,524
Pennant Group, Inc. (a)	3,408	139,387
Progyny, Inc. (a)	4,768	281,312
Quest Diagnostics, Inc.	17,614	2,324,520
R1 RCM, Inc. (a)	15,519	345,143
RadNet, Inc. (a)	4,810	162,049
Select Medical Holdings Corp.	14,313	604,867
Tenet Healthcare Corp. (a)	14,063	942,080
Tivity Health, Inc. (a)	4,907	129,103
UnitedHealth Group, Inc.	122,790	49,170,028
Universal Health Services, Inc. Class B	10,125	1,482,604
US Physical Therapy, Inc.	1,835	212,621
		138,761,919
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	21,371	395,577
Cerner Corp.	39,938	3,121,554
Computer Programs & Systems, Inc.	1,708	56,757
HealthStream, Inc. (a)	4,454	124,445
NextGen Healthcare, Inc. (a)	7,176	119,050
Omnicell, Inc. (a)	4,626	700,608
Simulations Plus, Inc. (b)	1,644	90,272
Tabula Rasa HealthCare, Inc. (a) (b)	2,128	106,400
		4,714,663
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a)	3,860	189,680

See accompanying notes to financial statements.
56

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Bloomin' Brands, Inc. (a) (b)	11,426	$ 310,102
Booking Holdings, Inc. (a)	5,317	11,634,075
Boyd Gaming Corp. (a)	10,660	655,483
Brinker International, Inc. (a)	5,011	309,930
Caesars Entertainment, Inc. (a)	26,922	2,793,157
Carnival Corp. (a)	97,624	2,573,369
Cheesecake Factory, Inc. (a)	5,447	295,118
Chipotle Mexican Grill, Inc. (a)	3,594	5,571,922
Choice Hotels International, Inc.	3,870	459,988
Churchill Downs, Inc.	4,656	923,099
Chuy's Holdings, Inc. (a)	2,606	97,100
Cracker Barrel Old Country Store, Inc. (b)	3,246	481,901
Darden Restaurants, Inc.	16,850	2,459,931
Dave & Buster's Entertainment, Inc. (a)	4,433	179,980
Dine Brands Global, Inc. (a)	1,848	164,934
Domino's Pizza, Inc.	5,030	2,346,445
El Pollo Loco Holdings, Inc. (a)	2,455	44,902
Expedia Group, Inc. (a)	17,749	2,905,689
Fiesta Restaurant Group, Inc. (a)	2,358	31,668
Hilton Worldwide Holdings, Inc. (a)	36,245	4,371,872
Jack in the Box, Inc.	3,089	344,238
Las Vegas Sands Corp. (a)	43,037	2,267,620
Marriott International, Inc. Class A (a)	34,772	4,747,073
Marriott Vacations Worldwide Corp. (a)	4,637	738,674
McDonald's Corp.	97,311	22,477,868
MGM Resorts International	51,940	2,215,241
Monarch Casino & Resort, Inc. (a)	1,960	129,693
Norwegian Cruise Line Holdings, Ltd. (a)	41,594	1,223,280
Papa John's International, Inc.	5,121	534,837
Penn National Gaming, Inc. (a)	19,374	1,481,917
Red Robin Gourmet Burgers, Inc. (a)	3,926	129,990
Royal Caribbean Cruises, Ltd. (a)	23,470	2,001,522
Ruth's Hospitality Group, Inc. (a)	4,566	105,155
Scientific Games Corp. Class A (a)	7,473	578,709
Shake Shack, Inc. Class A (a)	4,165	445,738
Six Flags Entertainment Corp. (a)	9,819	424,966
Starbucks Corp.	153,239	17,133,653
Texas Roadhouse, Inc.	8,606	827,897
Travel + Leisure Co.	11,793	701,094
Wendy's Co.	23,814	557,724
Wingstop, Inc.	3,990	628,944
Wyndham Hotels & Resorts, Inc.	12,454	900,300
Wynn Resorts, Ltd. (a)	13,035	1,594,180
Security Description	Shares	Value
Yum! Brands, Inc.	39,378	$ 4,529,651
		105,520,309
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	1,104	245,298
Century Communities, Inc.	2,415	160,694
D.R. Horton, Inc.	43,281	3,911,304
Ethan Allen Interiors, Inc.	4,235	116,886
Garmin, Ltd.	19,540	2,826,266
Helen of Troy, Ltd. (a)	3,408	777,433
Installed Building Products, Inc.	2,638	322,786
iRobot Corp. (a) (b)	3,708	346,290
KB Home	11,897	484,446
La-Z-Boy, Inc.	6,210	230,018
Leggett & Platt, Inc.	17,321	897,401
Lennar Corp. Class A	35,833	3,560,009
LGI Homes, Inc. (a)	2,195	355,458
M/I Homes, Inc. (a)	2,536	148,787
MDC Holdings, Inc.	7,400	374,440
Meritage Homes Corp. (a)	4,841	455,441
Mohawk Industries, Inc. (a)	7,955	1,528,871
Newell Brands, Inc.	50,491	1,386,988
NVR, Inc. (a)	449	2,233,012
PulteGroup, Inc.	34,726	1,894,998
Taylor Morrison Home Corp. (a)	17,042	450,250
Tempur Sealy International, Inc.	24,807	972,186
Toll Brothers, Inc.	15,306	884,840
TopBuild Corp. (a)	4,376	865,485
Tri Pointe Homes, Inc. (a)	17,182	368,210
Tupperware Brands Corp. (a)	6,501	154,399
Universal Electronics, Inc. (a)	1,811	87,833
Whirlpool Corp.	8,304	1,810,438
		27,850,467
HOUSEHOLD PRODUCTS — 1.3%
Central Garden & Pet Co. (a)	1,767	93,527
Central Garden & Pet Co. Class A (a)	5,262	254,155
Church & Dwight Co., Inc.	32,375	2,758,998
Clorox Co.	16,408	2,951,963
Colgate-Palmolive Co.	109,269	8,889,033
Energizer Holdings, Inc.	7,617	327,379
Kimberly-Clark Corp.	44,580	5,963,912
Procter & Gamble Co.	321,190	43,338,167
WD-40 Co.	1,846	473,111
		65,050,245
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	88,011	2,294,447
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	74,728	14,843,223
Carlisle Cos., Inc.	7,171	1,372,386
General Electric Co.	1,132,875	15,248,497
Honeywell International, Inc.	89,996	19,740,623
Raven Industries, Inc.	4,652	269,118

See accompanying notes to financial statements.
57

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Roper Technologies, Inc.	13,746	$ 6,463,369
		57,937,216
INSURANCE — 2.0%
Aflac, Inc.	85,286	4,576,447
Alleghany Corp. (a)	1,918	1,279,440
Allstate Corp.	39,690	5,177,164
Ambac Financial Group, Inc. (a)	6,192	96,967
American Equity Investment Life Holding Co.	11,584	374,395
American Financial Group, Inc.	9,239	1,152,288
American International Group, Inc.	112,824	5,370,422
AMERISAFE, Inc.	2,348	140,152
Aon PLC Class A	29,865	7,130,567
Arthur J Gallagher & Co.	25,148	3,522,732
Assurant, Inc.	7,939	1,239,913
Assured Guaranty, Ltd.	10,741	509,983
Brighthouse Financial, Inc. (a)	11,749	535,049
Brown & Brown, Inc.	29,783	1,582,669
Chubb, Ltd.	59,075	9,389,380
Cincinnati Financial Corp.	19,952	2,326,802
CNO Financial Group, Inc.	18,467	436,191
eHealth, Inc. (a)	2,504	146,234
Employers Holdings, Inc.	4,584	196,195
Everest Re Group, Ltd.	5,405	1,362,114
First American Financial Corp.	13,990	872,276
Genworth Financial, Inc. Class A (a)	61,022	237,986
Globe Life, Inc.	12,751	1,214,533
Hanover Insurance Group, Inc.	4,982	675,758
Hartford Financial Services Group, Inc.	46,805	2,900,506
HCI Group, Inc. (b)	827	82,229
Horace Mann Educators Corp.	4,792	179,317
James River Group Holdings, Ltd.	4,108	154,132
Kemper Corp.	7,341	542,500
Kinsale Capital Group, Inc.	2,315	381,443
Lincoln National Corp.	23,787	1,494,775
Loews Corp.	30,561	1,670,159
Marsh & McLennan Cos., Inc.	66,412	9,342,840
Mercury General Corp.	3,500	227,325
MetLife, Inc.	96,290	5,762,956
Old Republic International Corp.	37,905	944,214
Palomar Holdings, Inc. (a)	2,344	176,878
Primerica, Inc.	5,320	814,705
Principal Financial Group, Inc.	33,366	2,108,397
ProAssurance Corp.	8,651	196,810
Progressive Corp.	76,608	7,523,672
Prudential Financial, Inc.	51,741	5,301,900
Reinsurance Group of America, Inc.	8,756	998,184
RenaissanceRe Holdings, Ltd.	5,962	887,265
RLI Corp.	5,332	557,674
Safety Insurance Group, Inc.	2,236	175,034
Selective Insurance Group, Inc.	7,119	577,707
Security Description	Shares	Value
Selectquote, Inc. (a)	5,733	$ 110,418
SiriusPoint, Ltd. (a)	11,074	111,515
Stewart Information Services Corp.	2,539	143,936
Travelers Cos., Inc.	33,069	4,950,760
Trupanion, Inc. (a)	4,020	462,702
United Fire Group, Inc.	2,404	66,663
United Insurance Holdings Corp.	2,455	13,993
Universal Insurance Holdings, Inc.	4,549	63,140
Unum Group	27,316	775,774
Willis Towers Watson PLC	16,886	3,884,118
WR Berkley Corp.	18,701	1,391,915
		104,521,213
INTERACTIVE MEDIA & SERVICES — 5.9%
Actua Corp. (a)	1,285	64
Alphabet, Inc. Class A (a)	39,175	95,657,123
Alphabet, Inc. Class C (a)	37,081	92,936,852
Facebook, Inc. Class A (a)	312,613	108,698,666
QuinStreet, Inc. (a)	6,268	116,460
TripAdvisor, Inc. (a)	12,827	516,928
Twitter, Inc. (a)	103,483	7,120,665
Yelp, Inc. (a)	7,111	284,156
		305,330,914
INTERNET & DIRECT MARKETING RETAIL — 3.9%
Amazon.com, Inc. (a)	55,870	192,201,739
eBay, Inc.	85,498	6,002,815
Etsy, Inc. (a)	16,032	3,300,027
Liquidity Services, Inc. (a)	3,502	89,126
PetMed Express, Inc. (b)	2,379	75,771
Shutterstock, Inc.	2,712	266,237
Stamps.com, Inc. (a)	2,136	427,819
		202,363,534
IT SERVICES — 4.8%
Accenture PLC Class A	82,723	24,385,913
Akamai Technologies, Inc. (a)	21,624	2,521,359
Alliance Data Systems Corp.	5,506	573,670
Automatic Data Processing, Inc.	56,110	11,144,568
BM Technologies, Inc. (a)	676	8,410
Broadridge Financial Solutions, Inc.	15,091	2,437,649
Cognizant Technology Solutions Corp. Class A	69,953	4,844,945
Concentrix Corp. (a)	5,539	890,671
CSG Systems International, Inc.	4,604	217,217
DXC Technology Co. (a)	34,080	1,327,075
EVERTEC, Inc.	7,974	348,065
ExlService Holdings, Inc. (a)	4,494	477,533
Fidelity National Information Services, Inc.	81,129	11,493,546
Fiserv, Inc. (a)	74,144	7,925,252
FleetCor Technologies, Inc. (a)	10,956	2,805,393
Gartner, Inc. (a)	11,851	2,870,312
Genpact, Ltd.	22,800	1,035,804

See accompanying notes to financial statements.
58

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Global Payments, Inc.	38,011	$ 7,128,583
Helios & Matheson Analytics, Inc. (a)	1	—
International Business Machines Corp.	115,445	16,923,083
Jack Henry & Associates, Inc.	10,159	1,661,098
LiveRamp Holdings, Inc. (a)	8,725	408,766
Mastercard, Inc. Class A	113,792	41,544,321
MAXIMUS, Inc.	8,339	733,582
Paychex, Inc.	41,756	4,480,419
PayPal Holdings, Inc. (a)	152,938	44,578,368
Perficient, Inc. (a)	4,353	350,068
Sabre Corp. (a) (b)	37,334	465,928
Sykes Enterprises, Inc. (a)	5,599	300,666
TTEC Holdings, Inc.	2,289	235,973
Unisys Corp. (a)	11,660	295,115
VeriSign, Inc. (a)	13,125	2,988,431
Visa, Inc. Class A	220,248	51,498,387
Western Union Co.	54,582	1,253,749
WEX, Inc. (a)	5,816	1,127,722
		251,281,641
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	10,414	1,037,443
Callaway Golf Co. (a)	12,560	423,649
ESC Diamond Resorts, Inc. (a) (e)	520	—
Hasbro, Inc.	17,029	1,609,581
Mattel, Inc. (a)	46,290	930,429
Polaris, Inc.	7,679	1,051,716
Sturm Ruger & Co., Inc.	2,318	208,573
Vista Outdoor, Inc. (a)	7,804	361,169
YETI Holdings, Inc. (a) (b)	9,789	898,826
		6,521,386
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	39,903	5,898,062
Bio-Rad Laboratories, Inc. Class A (a)	2,669	1,719,610
Bio-Techne Corp.	5,062	2,279,216
Charles River Laboratories International, Inc. (a)	6,778	2,507,318
Illumina, Inc. (a)	19,125	9,050,141
IQVIA Holdings, Inc. (a)	24,861	6,024,318
Luminex Corp.	6,126	225,437
Medpace Holdings, Inc. (a)	3,645	643,816
Mettler-Toledo International, Inc. (a)	2,980	4,128,313
NeoGenomics, Inc. (a)	16,081	726,379
PerkinElmer, Inc.	14,546	2,246,048
PRA Health Sciences, Inc. (a)	8,508	1,405,607
Repligen Corp. (a)	6,324	1,262,397
Syneos Health, Inc. (a)	9,573	856,688
Thermo Fisher Scientific, Inc.	50,998	25,726,961
Waters Corp. (a)	8,205	2,835,730
		67,536,041
Security Description	Shares	Value
MACHINERY — 2.0%
AGCO Corp.	8,130	$ 1,059,989
Alamo Group, Inc.	1,277	194,972
Albany International Corp. Class A	4,166	371,857
Astec Industries, Inc.	2,335	146,965
Barnes Group, Inc.	6,669	341,786
Caterpillar, Inc.	70,289	15,296,995
Chart Industries, Inc. (a)	4,657	681,412
CIRCOR International, Inc. (a)	2,278	74,263
Colfax Corp. (a)	13,251	607,028
Crane Co.	6,601	609,734
Cummins, Inc.	19,297	4,704,802
Deere & Co.	41,022	14,468,870
Donaldson Co., Inc.	16,777	1,065,843
Dover Corp.	18,896	2,845,738
Enerpac Tool Group Corp.	8,564	227,974
EnPro Industries, Inc.	2,758	267,940
ESCO Technologies, Inc.	3,450	323,644
Federal Signal Corp.	8,081	325,099
Flowserve Corp.	17,823	718,623
Fortive Corp.	44,080	3,074,139
Franklin Electric Co., Inc.	5,156	415,677
Graco, Inc.	22,210	1,681,297
Greenbrier Cos., Inc.	4,396	191,578
Hillenbrand, Inc.	9,954	438,772
IDEX Corp.	10,075	2,217,004
Illinois Tool Works, Inc.	37,699	8,427,988
Ingersoll Rand, Inc. (a)	47,211	2,304,369
ITT, Inc.	11,557	1,058,506
John Bean Technologies Corp.	4,226	602,712
Kennametal, Inc.	11,093	398,461
Lincoln Electric Holdings, Inc.	7,870	1,036,558
Lindsay Corp.	1,436	237,342
Lydall, Inc. (a)	2,232	135,081
Meritor, Inc. (a)	9,750	228,345
Middleby Corp. (a)	7,460	1,292,520
Mueller Industries, Inc.	7,944	344,055
Nordson Corp.	6,377	1,399,815
Oshkosh Corp.	9,118	1,136,468
Otis Worldwide Corp.	53,120	4,343,622
PACCAR, Inc.	45,182	4,032,493
Parker-Hannifin Corp.	16,888	5,186,474
Pentair PLC	22,094	1,491,124
Proto Labs, Inc. (a)	3,538	324,788
Snap-on, Inc.	7,110	1,588,587
SPX Corp. (a)	6,024	367,946
SPX FLOW, Inc.	5,704	372,129
Standex International Corp.	2,017	191,433
Stanley Black & Decker, Inc.	20,776	4,258,872
Tennant Co.	2,308	184,294
Terex Corp.	9,728	463,247
Timken Co.	9,077	731,515
Titan International, Inc. (a)	8,967	76,040
Toro Co.	14,227	1,563,263
Trinity Industries, Inc.	11,264	302,889

See accompanying notes to financial statements.
59

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Wabash National Corp.	7,797	$ 124,752
Watts Water Technologies, Inc. Class A	3,716	542,202
Westinghouse Air Brake Technologies Corp.	23,396	1,925,491
Woodward, Inc.	7,560	928,973
Xylem, Inc.	23,547	2,824,698
		102,779,053
MARINE — 0.0% (d)
Kirby Corp. (a)	7,100	430,544
Matson, Inc.	5,784	370,176
		800,720
MEDIA — 1.3%
AMC Networks, Inc. Class A (a)	3,681	245,891
Cable One, Inc.	776	1,484,341
Charter Communications, Inc. Class A (a)	18,440	13,303,538
Comcast Corp. Class A	596,073	33,988,082
Discovery, Inc. Class A (a) (b)	21,340	654,711
Discovery, Inc. Class C (a) (b)	38,614	1,119,034
DISH Network Corp. Class A (a)	33,009	1,379,776
EW Scripps Co. Class A	9,087	185,284
Fox Corp. Class A	44,027	1,634,722
Fox Corp. Class B	20,181	710,371
Gannett Co., Inc. (a)	11,864	65,133
Interpublic Group of Cos., Inc.	51,789	1,682,625
John Wiley & Sons, Inc. Class A	5,806	349,405
Meredith Corp. (a)	6,691	290,657
New York Times Co. Class A	18,440	803,062
News Corp. Class A	51,954	1,338,855
News Corp. Class B	16,145	393,131
Omnicom Group, Inc.	28,046	2,243,399
Scholastic Corp.	4,540	172,021
Taptica International, Ltd. (a)	1,016	9,993
TechTarget, Inc. (a)	3,187	246,961
TEGNA, Inc.	29,146	546,779
ViacomCBS, Inc. Class B	73,356	3,315,691
		66,163,462
METALS & MINING — 0.5%
Allegheny Technologies, Inc. (a)	17,385	362,477
Arconic Corp. (a)	12,936	460,780
Carpenter Technology Corp.	6,804	273,657
Century Aluminum Co. (a)	6,889	88,799
Cleveland-Cliffs, Inc. (a) (b)	65,513	1,412,460
Commercial Metals Co. (b)	15,943	489,769
Compass Minerals International, Inc.	4,610	273,189
Ferroglobe Representation & Warranty Insurance Trust (a) (e)	929	—
Freeport-McMoRan, Inc.	190,210	7,058,693
Haynes International, Inc.	2,193	77,588
Kaiser Aluminum Corp.	2,318	286,250
Materion Corp.	2,372	178,730
Newmont Corp.	105,173	6,665,865
Security Description	Shares	Value
Nucor Corp.	39,398	$ 3,779,450
Olympic Steel, Inc.	2,145	63,042
Reliance Steel & Aluminum Co.	8,436	1,272,993
Royal Gold, Inc.	8,630	984,683
Steel Dynamics, Inc.	26,512	1,580,115
SunCoke Energy, Inc.	2,830	20,206
TimkenSteel Corp. (a) (b)	2,105	29,786
United States Steel Corp. (b)	27,199	652,776
Warrior Met Coal, Inc.	4,730	81,356
Worthington Industries, Inc.	4,860	297,335
		26,389,999
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
Apollo Commercial Real Estate Finance, Inc. REIT	15,773	251,579
ARMOUR Residential REIT, Inc.	7,150	81,653
Capstead Mortgage Corp. REIT	12,977	79,679
Ellington Financial, Inc. REIT	5,654	108,274
Granite Point Mortgage Trust, Inc. REIT	6,017	88,751
Invesco Mortgage Capital, Inc. REIT (b)	20,858	81,346
KKR Real Estate Finance Trust, Inc. REIT	4,956	107,198
New York Mortgage Trust, Inc. REIT	43,058	192,469
PennyMac Mortgage Investment Trust REIT	13,551	285,384
Ready Capital Corp. REIT	8,093	128,436
Redwood Trust, Inc. REIT	15,082	182,040
Two Harbors Investment Corp. REIT (b)	35,608	269,197
		1,856,006
MULTI-UTILITIES — 0.7%
Ameren Corp.	32,347	2,589,054
Avista Corp.	9,146	390,260
Black Hills Corp.	8,136	533,966
CenterPoint Energy, Inc.	67,628	1,658,238
CMS Energy Corp.	37,354	2,206,874
Consolidated Edison, Inc.	45,047	3,230,771
Dominion Energy, Inc.	103,582	7,620,528
DTE Energy Co.	25,238	3,270,845
MDU Resources Group, Inc.	26,883	842,513
NiSource, Inc.	50,785	1,244,232
NorthWestern Corp.	6,905	415,819
Public Service Enterprise Group, Inc.	66,108	3,949,292
Sempra Energy	37,829	5,011,586
Unitil Corp.	1,925	101,967
WEC Energy Group, Inc.	41,125	3,658,069
		36,724,014
MULTILINE RETAIL — 0.6%
Big Lots, Inc.	5,087	335,793
Dollar General Corp.	32,043	6,933,785
Dollar Tree, Inc. (a)	30,710	3,055,645

See accompanying notes to financial statements.
60

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Kohl's Corp.	20,984	$ 1,156,428
Macy's, Inc. (a)	41,315	783,333
Nordstrom, Inc. (a)	14,405	526,791
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	6,972	586,554
Target Corp.	64,623	15,621,964
		29,000,293
OIL, GAS & CONSUMABLE FUELS — 2.6%
Antero Midstream Corp. (b)	38,130	396,171
APA Corp.	50,258	1,087,081
Battalion Oil Corp. (a)	52	697
Bonanza Creek Energy, Inc.	2,375	111,791
Cabot Oil & Gas Corp.	53,280	930,269
Callon Petroleum Co. (a)	5,483	316,314
Chevron Corp.	251,305	26,321,686
Cimarex Energy Co.	14,045	1,017,560
CNX Resources Corp. (a)	29,817	407,300
ConocoPhillips	177,148	10,788,313
CONSOL Energy, Inc. (a)	4,571	84,426
Devon Energy Corp.	79,896	2,332,164
Diamondback Energy, Inc.	22,811	2,141,725
Dorian LPG, Ltd. (a)	4,631	65,390
EOG Resources, Inc.	76,122	6,351,620
EQT Corp. (a)	38,523	857,522
Equitrans Midstream Corp.	53,017	451,175
Exxon Mobil Corp.	552,005	34,820,475
Green Plains, Inc. (b)	6,646	223,439
Hess Corp.	35,055	3,061,003
HollyFrontier Corp.	19,972	657,079
Kinder Morgan, Inc.	254,214	4,634,321
Laredo Petroleum, Inc. (a)	1,466	136,030
Marathon Oil Corp.	106,884	1,455,760
Marathon Petroleum Corp.	84,842	5,126,154
Matador Resources Co.	14,222	512,134
Murphy Oil Corp.	19,507	454,123
Occidental Petroleum Corp.	109,738	3,431,507
ONEOK, Inc.	56,234	3,128,860
Par Pacific Holdings, Inc. (a)	6,832	114,914
PBF Energy, Inc. Class A (a)	15,782	241,465
PDC Energy, Inc.	13,052	597,651
Penn Virginia Corp. (a) (b)	2,235	52,768
Phillips 66	56,964	4,888,650
Pioneer Natural Resources Co.	27,176	4,416,643
Range Resources Corp. (a)	35,641	597,343
Renewable Energy Group, Inc. (a)	4,804	299,481
REX American Resources Corp. (a)	142	12,806
SM Energy Co.	15,705	386,814
Southwestern Energy Co. (a)	86,490	490,398
Talos Energy, Inc. (a)	2,631	41,149
Targa Resources Corp.	29,725	1,321,276
Valero Energy Corp.	53,250	4,157,760
Williams Cos., Inc.	158,392	4,205,308
Security Description	Shares	Value
World Fuel Services Corp.	8,344	$ 264,755
		133,391,270
PAPER & FOREST PRODUCTS — 0.0% (d)
Clearwater Paper Corp. (a)	2,227	64,516
Domtar Corp. (a)	7,274	399,779
Glatfelter Corp.	6,802	95,024
Louisiana-Pacific Corp.	14,499	874,145
Mercer International, Inc.	4,710	60,052
Neenah, Inc.	2,316	116,194
Schweitzer-Mauduit International, Inc.	4,366	176,299
		1,786,009
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	36,985	345,440
Edgewell Personal Care Co.	7,318	321,260
elf Beauty, Inc. (a)	5,006	135,863
Estee Lauder Cos., Inc. Class A	29,638	9,427,255
Inter Parfums, Inc.	2,296	165,312
Medifast, Inc.	1,533	433,808
Nu Skin Enterprises, Inc. Class A	6,827	386,750
USANA Health Sciences, Inc. (a)	1,612	165,117
		11,380,805
PHARMACEUTICALS — 3.4%
Amphastar Pharmaceuticals, Inc. (a)	4,620	93,139
ANI Pharmaceuticals, Inc. (a)	260	9,113
Bristol-Myers Squibb Co.	289,977	19,376,263
Cara Therapeutics, Inc. (a) (b)	5,505	78,556
Catalent, Inc. (a)	21,880	2,365,666
Collegium Pharmaceutical, Inc. (a)	198	4,681
Corcept Therapeutics, Inc. (a)	13,896	305,712
Elanco Animal Health, Inc. (a) (e)	6,058	—
Eli Lilly & Co.	103,644	23,788,371
Endo International PLC (a)	27,617	129,248
Innoviva, Inc. (a)	8,141	109,171
Jazz Pharmaceuticals PLC (a)	7,404	1,315,247
Johnson & Johnson	341,406	56,243,224
Merck & Co., Inc.	330,243	25,682,998
Nektar Therapeutics (a)	25,189	432,243
Organon & Co. (a)	33,025	999,336
Pacira BioSciences, Inc. (a)	5,841	354,432
Perrigo Co. PLC	18,386	842,998
Pfizer, Inc.	725,630	28,415,671
Phibro Animal Health Corp. Class A	2,386	68,908
Prestige Consumer Healthcare, Inc. (a)	7,025	366,002
Supernus Pharmaceuticals, Inc. (a)	6,766	208,325
Viatris, Inc.	157,527	2,251,061

See accompanying notes to financial statements.
61

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Zoetis, Inc.	62,191	$ 11,589,915
		175,030,280
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	6,700	649,431
CACI International, Inc. Class A (a)	3,389	864,602
Equifax, Inc.	15,854	3,797,192
Exponent, Inc.	6,851	611,178
Forrester Research, Inc. (a)	2,077	95,127
FTI Consulting, Inc. (a)	4,340	592,887
Heidrick & Struggles International, Inc.	2,530	112,711
IHS Markit, Ltd.	48,706	5,487,218
Insperity, Inc.	4,682	423,112
Jacobs Engineering Group, Inc.	17,252	2,301,762
KBR, Inc.	18,930	722,179
Kelly Services, Inc. Class A (a)	4,508	108,057
Korn Ferry	7,022	509,446
Leidos Holdings, Inc.	17,773	1,796,850
ManpowerGroup, Inc.	7,728	918,936
ManTech International Corp. Class A	2,650	229,331
Nielsen Holdings PLC	47,501	1,171,850
Resources Connection, Inc.	4,440	63,758
Robert Half International, Inc.	15,245	1,356,348
Science Applications International Corp.	7,334	643,412
TrueBlue, Inc. (a)	6,432	180,804
Verisk Analytics, Inc.	21,257	3,714,023
		26,350,214
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	43,751	3,750,773
Jones Lang LaSalle, Inc. (a)	6,844	1,337,728
Marcus & Millichap, Inc. (a)	3,091	120,147
RE/MAX Holdings, Inc. Class A	2,568	85,592
Realogy Holdings Corp. (a) (b)	16,861	307,208
St. Joe Co.	4,141	184,730
		5,786,178
ROAD & RAIL — 1.0%
ArcBest Corp.	3,692	214,837
Avis Budget Group, Inc. (a)	6,928	539,622
CSX Corp.	300,375	9,636,030
Heartland Express, Inc.	6,916	118,471
JB Hunt Transport Services, Inc.	11,137	1,814,774
Kansas City Southern	12,203	3,457,964
Knight-Swift Transportation Holdings, Inc.	14,669	666,853
Landstar System, Inc.	5,147	813,329
Marten Transport, Ltd.	7,146	117,838
Norfolk Southern Corp.	33,205	8,812,939
Old Dominion Freight Line, Inc.	12,517	3,176,815
Ryder System, Inc.	7,112	528,635
Saia, Inc. (a)	3,450	722,740
Union Pacific Corp.	87,360	19,213,085
Security Description	Shares	Value
Werner Enterprises, Inc.	7,056	$ 314,133
		50,148,065
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.5%
Advanced Micro Devices, Inc. (a)	157,008	14,747,761
Amkor Technology, Inc.	13,886	328,682
Analog Devices, Inc.	48,447	8,340,636
Applied Materials, Inc.	119,577	17,027,765
Axcelis Technologies, Inc. (a)	2,538	102,586
Broadcom, Inc.	52,821	25,187,166
Brooks Automation, Inc.	9,865	939,937
CEVA, Inc. (a)	2,573	121,703
Cirrus Logic, Inc. (a)	7,685	654,147
CMC Materials, Inc.	3,864	582,459
Cohu, Inc. (a)	5,209	191,639
Cree, Inc. (a) (b)	13,910	1,362,206
Diodes, Inc. (a)	4,616	368,218
DSP Group, Inc. (a)	2,041	30,207
Enphase Energy, Inc. (a)	16,543	3,037,791
First Solar, Inc. (a)	11,306	1,023,306
FormFactor, Inc. (a)	10,229	372,949
Ichor Holdings, Ltd. (a)	2,149	115,616
Intel Corp.	527,171	29,595,380
KLA Corp.	20,200	6,549,042
Kulicke & Soffa Industries, Inc.	8,334	510,041
Lam Research Corp.	18,454	12,008,018
Lattice Semiconductor Corp. (a)	17,806	1,000,341
Maxim Integrated Products, Inc.	34,929	3,680,119
MaxLinear, Inc. (a) (b)	9,134	388,104
Microchip Technology, Inc.	34,575	5,177,261
Micron Technology, Inc. (a)	145,782	12,388,554
MKS Instruments, Inc.	6,862	1,221,093
Monolithic Power Systems, Inc.	5,396	2,015,136
NVIDIA Corp.	80,745	64,604,075
NXP Semiconductors NV	36,027	7,411,474
Onto Innovation, Inc. (a)	6,017	439,482
PDF Solutions, Inc. (a)	4,161	75,647
Photronics, Inc. (a)	8,831	116,658
Power Integrations, Inc.	6,436	528,138
Qorvo, Inc. (a)	14,921	2,919,294
QUALCOMM, Inc.	147,686	21,108,760
Rambus, Inc. (a)	15,996	379,265
Semtech Corp. (a)	8,636	594,157
Silicon Laboratories, Inc. (a)	5,877	900,650
Skyworks Solutions, Inc.	21,687	4,158,482
SMART Global Holdings, Inc. (a)	1,780	84,870
SolarEdge Technologies, Inc. (a)	6,640	1,835,097
Synaptics, Inc. (a)	4,557	708,978
Teradyne, Inc.	21,711	2,908,406
Texas Instruments, Inc.	119,783	23,034,271
Ultra Clean Holdings, Inc. (a)	4,750	255,170
Universal Display Corp.	5,707	1,268,837
Veeco Instruments, Inc. (a)	6,562	157,750

See accompanying notes to financial statements.
62

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Xilinx, Inc.	32,064	$ 4,637,737
		287,195,061
SOFTWARE — 8.4%
8x8, Inc. (a)	13,830	383,921
ACI Worldwide, Inc. (a)	15,562	577,973
Adobe, Inc. (a)	62,174	36,411,581
Agilysys, Inc. (a)	2,425	137,910
Alarm.com Holdings, Inc. (a)	5,453	461,869
ANSYS, Inc. (a)	11,221	3,894,360
Aspen Technology, Inc. (a)	8,790	1,208,977
Autodesk, Inc. (a)	28,812	8,410,223
Blackbaud, Inc. (a)	6,756	517,307
Bottomline Technologies DE, Inc. (a)	4,812	178,429
Cadence Design Systems, Inc. (a)	36,404	4,980,795
CDK Global, Inc.	16,282	809,053
Ceridian HCM Holding, Inc. (a)	17,371	1,666,226
Citrix Systems, Inc.	15,090	1,769,604
CommVault Systems, Inc. (a)	6,589	515,062
Ebix, Inc.	3,772	127,871
Envestnet, Inc. (a)	7,060	535,572
Fair Isaac Corp. (a)	3,816	1,918,227
Fortinet, Inc. (a)	17,616	4,195,955
InterDigital, Inc.	4,012	292,996
Intuit, Inc.	35,626	17,462,796
J2 Global, Inc. (a)	5,266	724,338
LivePerson, Inc. (a) (b)	8,262	522,489
Manhattan Associates, Inc. (a)	8,363	1,211,297
Microsoft Corp.	980,908	265,727,977
MicroStrategy, Inc. Class A (a) (b)	882	586,089
NortonLifeLock, Inc.	77,679	2,114,422
OneSpan, Inc. (a)	4,539	115,926
Oracle Corp.	242,800	18,899,552
Paycom Software, Inc. (a)	6,362	2,312,396
Paylocity Holding Corp. (a)	4,835	922,518
Progress Software Corp.	6,268	289,895
PTC, Inc. (a)	13,984	1,975,380
Qualys, Inc. (a)	4,453	448,373
SailPoint Technologies Holding, Inc. (a) (b)	12,042	614,985
salesforce.com, Inc. (a)	119,442	29,176,097
ServiceNow, Inc. (a)	25,630	14,084,967
SPS Commerce, Inc. (a)	4,608	460,109
Synopsys, Inc. (a)	19,930	5,496,495
Teradata Corp. (a)	14,253	712,222
Tyler Technologies, Inc. (a)	5,170	2,338,753
Vonage Holdings Corp. (a)	30,944	445,903
Xperi Holding Corp.	12,405	275,887
		435,912,777
SPECIALTY RETAIL — 2.4%
Aaron's Co., Inc.	5,272	168,651
Abercrombie & Fitch Co. Class A (a)	6,774	314,517
Security Description	Shares	Value
Advance Auto Parts, Inc.	9,003	$ 1,846,875
American Eagle Outfitters, Inc. (b)	20,702	776,946
America's Car-Mart, Inc. (a)	900	127,548
Asbury Automotive Group, Inc. (a)	2,543	435,794
AutoNation, Inc. (a)	7,831	742,457
AutoZone, Inc. (a)	2,790	4,163,294
Barnes & Noble Education, Inc. (a)	3,909	28,184
Bed Bath & Beyond, Inc. (a)	16,900	562,601
Best Buy Co., Inc.	30,082	3,458,828
Boot Barn Holdings, Inc. (a)	2,305	193,735
Buckle, Inc.	3,803	189,199
Caleres, Inc.	6,742	183,989
CarMax, Inc. (a)	21,799	2,815,341
Cato Corp. Class A	4,967	83,793
Chico's FAS, Inc. (a)	32,303	212,554
Children's Place, Inc. (a)	2,405	223,809
Conn's, Inc. (a)	2,564	65,382
Designer Brands, Inc. Class A (a)	11,279	186,668
Dick's Sporting Goods, Inc. (b)	8,636	865,241
Five Below, Inc. (a)	7,089	1,370,091
Foot Locker, Inc.	13,648	841,126
GameStop Corp. Class A (a) (b)	7,503	1,606,692
Gap, Inc.	27,547	926,957
Genesco, Inc. (a)	1,901	121,056
Group 1 Automotive, Inc.	2,316	357,660
Guess?, Inc.	4,894	129,202
Haverty Furniture Cos., Inc.	2,323	99,332
Hibbett, Inc. (a)	2,222	199,158
Home Depot, Inc.	139,720	44,555,311
L Brands, Inc.	31,110	2,241,787
Lithia Motors, Inc.	3,713	1,275,935
Lowe's Cos., Inc.	92,093	17,863,279
Lumber Liquidators Holdings, Inc. (a)	3,859	81,425
MarineMax, Inc. (a)	2,456	119,705
Monro, Inc.	4,714	299,386
Murphy USA, Inc.	3,225	430,118
ODP Corp. (a)	5,877	282,155
O'Reilly Automotive, Inc. (a)	8,981	5,085,132
Rent-A-Center, Inc.	4,814	255,479
RH (a) (b)	2,089	1,418,431
Ross Stores, Inc.	46,629	5,781,996
Sally Beauty Holdings, Inc. (a)	17,933	395,781
Shoe Carnival, Inc.	1,800	128,862
Signet Jewelers, Ltd. (a)	6,913	558,501
Sleep Number Corp. (a)	3,740	411,213
Sonic Automotive, Inc. Class A (b)	3,284	146,926
TJX Cos., Inc.	157,149	10,594,986
Tractor Supply Co.	15,498	2,883,558
Ulta Beauty, Inc. (a)	7,349	2,541,064
Urban Outfitters, Inc. (a)	8,930	368,095
Williams-Sonoma, Inc. (b)	10,125	1,616,456

See accompanying notes to financial statements.
63

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Zumiez, Inc. (a)	2,712	$ 132,861
		122,765,122
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.7%
3D Systems Corp. (a)	18,086	722,897
Apple, Inc.	2,043,712	279,906,796
Diebold Nixdorf, Inc. (a)	11,049	141,869
Hewlett Packard Enterprise Co.	168,081	2,450,621
HP, Inc.	159,914	4,827,804
NCR Corp. (a) (b)	17,271	787,730
NetApp, Inc.	29,702	2,430,218
Seagate Technology Holdings PLC	26,201	2,303,854
Western Digital Corp. (a)	40,413	2,876,193
Xerox Holdings Corp.	21,747	510,837
		296,958,819
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	20,110	1,150,091
Carter's, Inc.	5,958	614,687
Columbia Sportswear Co.	4,230	416,063
Crocs, Inc. (a)	9,005	1,049,263
Deckers Outdoor Corp. (a)	3,726	1,431,045
Fossil Group, Inc. (a)	8,886	126,892
G-III Apparel Group, Ltd. (a)	6,761	222,166
Hanesbrands, Inc.	45,430	848,178
Kontoor Brands, Inc. (b)	6,254	352,788
Movado Group, Inc.	2,296	72,255
NIKE, Inc. Class B	163,927	25,325,082
Oxford Industries, Inc.	2,296	226,937
PVH Corp. (a)	9,484	1,020,384
Ralph Lauren Corp.	6,626	780,609
Skechers U.S.A., Inc. Class A (a)	16,653	829,819
Steven Madden, Ltd.	10,345	452,697
Tapestry, Inc. (a)	36,896	1,604,238
Under Armour, Inc. Class A (a)	26,375	557,831
Under Armour, Inc. Class C (a)	25,938	481,669
Unifi, Inc. (a)	2,293	55,858
Vera Bradley, Inc. (a)	2,798	34,667
VF Corp.	41,710	3,421,888
Wolverine World Wide, Inc.	10,772	362,370
		41,437,477
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	7,145	331,456
Capitol Federal Financial, Inc.	17,210	202,734
Essent Group, Ltd.	13,525	607,949
Flagstar Bancorp, Inc.	6,574	277,883
HomeStreet, Inc.	3,571	145,482
Meta Financial Group, Inc.	4,648	235,328
MGIC Investment Corp.	45,030	612,408
Mr Cooper Group, Inc. (a)	9,530	315,062
New York Community Bancorp, Inc.	62,685	690,789
NMI Holdings, Inc. Class A (a)	7,039	158,237
Security Description	Shares	Value
Northfield Bancorp, Inc.	7,020	$ 115,128
Northwest Bancshares, Inc.	14,342	195,625
Provident Financial Services, Inc.	9,275	212,305
TrustCo Bank Corp.	2,680	92,138
Walker & Dunlop, Inc.	3,866	403,533
Washington Federal, Inc.	10,641	338,171
WSFS Financial Corp.	6,552	305,258
		5,239,486
TOBACCO — 0.6%
Altria Group, Inc.	243,241	11,597,731
Philip Morris International, Inc.	203,298	20,148,865
Universal Corp.	1,850	105,394
Vector Group, Ltd.	15,714	222,196
		32,074,186
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	5,172	470,962
Boise Cascade Co.	4,799	280,022
DXP Enterprises, Inc. (a)	2,109	70,230
Fastenal Co.	74,928	3,896,256
GATX Corp.	4,590	406,077
GMS, Inc. (a)	4,580	220,481
MSC Industrial Direct Co., Inc. Class A	6,143	551,211
NOW, Inc. (a)	8,026	76,167
United Rentals, Inc. (a)	9,569	3,052,607
Univar Solutions, Inc. (a)	23,387	570,175
Veritiv Corp. (a)	2,171	133,343
W.W. Grainger, Inc.	5,865	2,568,870
Watsco, Inc.	4,360	1,249,750
WESCO International, Inc. (a)	2	206
		13,546,357
WATER UTILITIES — 0.1%
American States Water Co.	4,825	383,877
American Water Works Co., Inc.	23,667	3,647,795
California Water Service Group	6,662	370,007
Essential Utilities, Inc.	29,123	1,330,921
		5,732,600
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
ESC NII Holdings, Inc. (b)	11,225	22,899
Shenandoah Telecommunications Co.	6,673	323,707
Spok Holdings, Inc.	2,389	22,982
Telephone & Data Systems, Inc.	13,980	316,787
T-Mobile US, Inc. (a)	76,326	11,054,294
		11,740,669
TOTAL COMMON STOCKS (Cost $3,786,431,188)		5,175,378,876

See accompanying notes to financial statements.
64

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (d)
MEDIA — 0.0% (d)
Liberty Broadband Corp. 7.00% (Cost $14)	1	$ 28
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
WESCO International, Inc. 10.63% (Cost $150)	7	216
TOTAL PREFERRED STOCKS (Cost $164)		244
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Alder Biopharmaceuticals, Inc. (CVR) (a)	2,364	2,080
Progenic Pharmaceuticals, Inc. (CVR) (a)	11,119	475
		2,555
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a)	875	75
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a)	1,318	132
TOTAL RIGHTS (Cost $2,080)		2,762
WARRANTS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Nabors Industries, Ltd. (expiring 06/11/26) (a)	318	3,180
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Battalion Oil Corp. (expiring 10/08/22) (a)	956	—
TOTAL WARRANTS (Cost $0)		3,180
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (f) (g)	4,034,075	$ 4,035,285
State Street Navigator Securities Lending Portfolio II (c) (h)	13,049,882	13,049,882
TOTAL SHORT-TERM INVESTMENTS (Cost $17,084,881)		17,085,167
TOTAL INVESTMENTS — 100.2% (Cost $3,803,518,313)		5,192,470,229
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(9,789,531)
NET ASSETS — 100.0%		$ 5,182,680,698
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2021.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	27	09/17/2021	$5,726,211	$5,789,610	$63,399
During the period ended June 30, 2021, average notional value related to futures contracts was $8,615,057.
See accompanying notes to financial statements.
65

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,175,355,913	$22,963	$ 0(a)	$5,175,378,876
Preferred Stocks	244	—	—	244
Rights	—	2,762	—	2,762
Warrants	3,180	0(b)	—	3,180
Short-Term Investments	17,085,167	—	—	17,085,167
TOTAL INVESTMENTS	$5,192,444,504	$25,725	$ 0	$5,192,470,229
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	63,399	—	—	63,399
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 63,399	$ —	$—	$ 63,399
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,192,507,903	$25,725	$—	$5,192,533,628
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2021.
(b)	The Fund held Level 2 securities that was valued at $0 at June 30, 2021
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	43,065	$ 2,736,781	$ 617,342	$ 383,649	$13,425	$805,424	46,054	$ 3,789,323	$ 91,928
State Street Institutional Liquid Reserves Fund, Premier Class	3,411,166	3,412,531	97,958,698	97,334,840	(1,084)	(20)	4,034,075	4,035,285	7,500
State Street Navigator Securities Lending Portfolio II	7,437,155	7,437,155	77,015,059	71,402,332	—	—	13,049,882	13,049,882	105,142
Total		$13,586,467	$175,591,099	$169,120,821	$12,341	$805,404		$20,874,490	$204,570
See accompanying notes to financial statements.
66

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.5%
L3Harris Technologies, Inc.	75,199	$ 16,254,264
Lockheed Martin Corp.	72,783	27,537,448
Teledyne Technologies, Inc. (a)	14,659	6,139,629
TransDigm Group, Inc. (a)	21,006	13,596,974
		63,528,315
AIR FREIGHT & LOGISTICS — 0.9%
Expeditors International of Washington, Inc.	71,438	9,044,051
FedEx Corp.	100,501	29,982,463
United Parcel Service, Inc. Class B	326,391	67,879,536
		106,906,050
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	116,730	18,365,131
AUTOMOBILES — 2.7%
Tesla, Inc. (a)	496,608	337,544,458
BANKS — 0.3%
First Republic Bank	59,827	11,197,819
SVB Financial Group (a)	35,041	19,497,864
		30,695,683
BEVERAGES — 1.0%
Brown-Forman Corp. Class B	59,341	4,447,015
Coca-Cola Co.	873,342	47,256,536
Monster Beverage Corp. (a)	238,090	21,749,521
PepsiCo, Inc.	372,984	55,265,039
		128,718,111
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	841,101	94,741,617
Alexion Pharmaceuticals, Inc. (a)	103,706	19,051,829
Amgen, Inc.	185,703	45,265,106
Biogen, Inc. (a)	51,796	17,935,401
Incyte Corp. (a)	76,111	6,403,218
Regeneron Pharmaceuticals, Inc. (a)	67,562	37,736,080
Vertex Pharmaceuticals, Inc. (a)	167,153	33,703,059
		254,836,310
BUILDING PRODUCTS — 0.3%
Allegion PLC	24,940	3,474,142
Carrier Global Corp.	336,160	16,337,376
Fortune Brands Home & Security, Inc.	51,421	5,122,046
Masco Corp.	72,417	4,266,085
Trane Technologies PLC	70,492	12,980,397
		42,180,046
CAPITAL MARKETS — 1.9%
BlackRock, Inc.	63,754	55,782,837
Cboe Global Markets, Inc.	35,809	4,263,061
Intercontinental Exchange, Inc.	195,347	23,187,689
MarketAxess Holdings, Inc.	24,368	11,296,761
Security Description	Shares	Value
Moody's Corp.	74,498	$ 26,995,840
MSCI, Inc.	53,398	28,465,406
Nasdaq, Inc.	48,392	8,507,314
S&P Global, Inc.	155,050	63,640,273
T Rowe Price Group, Inc.	88,113	17,443,731
		239,582,912
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	65,517	18,847,931
Albemarle Corp.	74,898	12,617,317
Dow, Inc.	236,332	14,955,089
Ecolab, Inc.	73,706	15,181,225
FMC Corp.	83,669	9,052,986
Linde PLC	195,344	56,473,950
Sherwin-Williams Co.	107,271	29,225,984
		156,354,482
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	37,618	14,370,076
Copart, Inc. (a)	133,719	17,628,176
Rollins, Inc.	143,637	4,912,385
Waste Management, Inc.	97,693	13,687,766
		50,598,403
COMMUNICATIONS EQUIPMENT — 0.2%
Arista Networks, Inc. (a)	35,154	12,736,646
F5 Networks, Inc. (a)	17,444	3,256,097
Motorola Solutions, Inc.	49,595	10,754,676
		26,747,419
CONSTRUCTION & ENGINEERING — 0.0% (b)
Quanta Services, Inc.	52,255	4,732,735
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	36,156	6,293,675
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	22,914	4,817,439
Ball Corp.	135,878	11,008,836
Sealed Air Corp.	66,236	3,924,483
		19,750,758
DISTRIBUTORS — 0.1%
Pool Corp.	25,825	11,844,894
ELECTRIC UTILITIES — 0.4%
NextEra Energy, Inc.	542,274	39,737,839
NRG Energy, Inc.	93,812	3,780,623
		43,518,462
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	73,450	9,805,575
Emerson Electric Co.	155,315	14,947,516
Generac Holdings, Inc. (a)	40,230	16,701,484
Rockwell Automation, Inc.	42,298	12,098,074
		53,552,649
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	238,979	16,348,553
CDW Corp.	39,703	6,934,129

See accompanying notes to financial statements.
67

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Corning, Inc.	229,864	$ 9,401,438
IPG Photonics Corp. (a)	10,186	2,146,903
Keysight Technologies, Inc. (a)	68,503	10,577,548
TE Connectivity, Ltd.	80,946	10,944,709
Trimble, Inc. (a)	161,900	13,248,277
Zebra Technologies Corp. Class A (a)	25,074	13,276,432
		82,877,989
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	293,978	28,057,260
Electronic Arts, Inc.	99,644	14,331,797
Netflix, Inc. (a)	285,326	150,712,046
Take-Two Interactive Software, Inc. (a)	73,937	13,088,328
		206,189,431
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
American Tower Corp. REIT	149,503	40,386,741
Crown Castle International Corp. REIT	166,663	32,515,951
Duke Realty Corp. REIT	99,137	4,694,137
Equinix, Inc. REIT	33,588	26,957,729
Extra Space Storage, Inc. REIT	40,632	6,656,334
Public Storage REIT	42,110	12,662,056
SBA Communications Corp. REIT	45,912	14,632,154
		138,505,102
FOOD & STAPLES RETAILING — 0.5%
Costco Wholesale Corp.	150,738	59,642,504
FOOD PRODUCTS — 0.1%
Hershey Co.	38,605	6,724,219
Lamb Weston Holdings, Inc.	34,015	2,743,650
McCormick & Co., Inc.	71,149	6,283,879
		15,751,748
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abbott Laboratories	675,816	78,347,349
ABIOMED, Inc. (a)	29,181	9,107,682
Align Technology, Inc. (a)	46,330	28,307,630
Cooper Cos., Inc.	12,901	5,112,279
Danaher Corp.	277,624	74,503,177
DexCom, Inc. (a)	61,961	26,457,347
Edwards Lifesciences Corp. (a)	229,962	23,817,164
Hologic, Inc. (a)	120,051	8,009,803
IDEXX Laboratories, Inc. (a)	54,967	34,714,409
Intuitive Surgical, Inc. (a)	53,616	49,307,418
ResMed, Inc.	93,992	23,170,908
STERIS PLC	35,779	7,381,208
Stryker Corp.	103,016	26,756,346
Teleflex, Inc.	14,376	5,776,133
West Pharmaceutical Services, Inc.	47,274	16,976,093
		417,744,946
HEALTH CARE PROVIDERS & SERVICES — 1.2%
DaVita, Inc. (a)	46,428	5,591,324
Security Description	Shares	Value
Humana, Inc.	43,271	$ 19,156,937
UnitedHealth Group, Inc.	316,444	126,716,836
		151,465,097
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	85,440	6,677,990
HOTELS, RESTAURANTS & LEISURE — 1.5%
Booking Holdings, Inc. (a)	10,194	22,305,389
Caesars Entertainment, Inc. (a)	77,660	8,057,225
Chipotle Mexican Grill, Inc. (a)	18,271	28,326,262
Domino's Pizza, Inc.	24,719	11,531,166
Expedia Group, Inc. (a)	31,788	5,204,014
Hilton Worldwide Holdings, Inc. (a)	66,807	8,058,260
McDonald's Corp.	191,958	44,340,378
Penn National Gaming, Inc. (a)	57,495	4,397,793
Starbucks Corp.	439,304	49,118,580
Yum! Brands, Inc.	82,849	9,530,121
		190,869,188
HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	127,537	11,525,519
Garmin, Ltd.	54,461	7,877,239
PulteGroup, Inc.	88,662	4,838,285
		24,241,043
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	105,584	8,997,869
Clorox Co.	54,254	9,760,837
Colgate-Palmolive Co.	283,717	23,080,378
Kimberly-Clark Corp.	82,561	11,045,011
Procter & Gamble Co.	760,637	102,632,750
		155,516,845
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	164,462	4,287,524
INDUSTRIAL CONGLOMERATES — 0.1%
Roper Technologies, Inc.	36,266	17,052,273
INSURANCE — 0.6%
Aon PLC Class A	75,428	18,009,189
Arthur J Gallagher & Co.	56,609	7,929,789
Marsh & McLennan Cos., Inc.	160,260	22,545,377
Progressive Corp.	240,972	23,665,860
		72,150,215
INTERACTIVE MEDIA & SERVICES — 12.2%
Alphabet, Inc. Class A (a)	193,752	473,101,696
Alphabet, Inc. Class C (a)	183,666	460,325,769
Facebook, Inc. Class A (a)	1,544,588	537,068,694
Twitter, Inc. (a)	515,394	35,464,261
		1,505,960,420
INTERNET & DIRECT MARKETING RETAIL — 8.0%
Amazon.com, Inc. (a)	276,193	950,148,111
eBay, Inc.	415,890	29,199,637

See accompanying notes to financial statements.
68

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Etsy, Inc. (a)	81,263	$ 16,727,176
		996,074,924
IT SERVICES — 5.6%
Accenture PLC Class A	228,553	67,375,139
Akamai Technologies, Inc. (a)	67,702	7,894,053
Automatic Data Processing, Inc.	132,319	26,281,200
Broadridge Financial Solutions, Inc.	37,682	6,086,774
Cognizant Technology Solutions Corp. Class A	173,772	12,035,449
Fiserv, Inc. (a)	260,361	27,829,987
FleetCor Technologies, Inc. (a)	23,356	5,980,537
Gartner, Inc. (a)	29,890	7,239,358
Jack Henry & Associates, Inc.	23,144	3,784,276
Mastercard, Inc. Class A	384,015	140,200,036
Paychex, Inc.	110,263	11,831,220
PayPal Holdings, Inc. (a)	757,417	220,771,907
VeriSign, Inc. (a)	26,883	6,120,990
Visa, Inc. Class A (c)	655,254	153,211,490
		696,642,416
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies, Inc.	141,120	20,858,947
Bio-Rad Laboratories, Inc. Class A (a)	14,164	9,125,724
Charles River Laboratories International, Inc. (a)	31,908	11,803,407
Illumina, Inc. (a)	46,911	22,198,754
IQVIA Holdings, Inc. (a)	78,679	19,065,495
Mettler-Toledo International, Inc. (a)	15,137	20,969,892
PerkinElmer, Inc.	72,553	11,202,909
Thermo Fisher Scientific, Inc.	253,371	127,818,068
Waters Corp. (a)	22,339	7,720,582
		250,763,778
MACHINERY — 1.2%
Caterpillar, Inc.	164,950	35,898,068
Cummins, Inc.	40,627	9,905,269
Deere & Co.	151,143	53,309,648
IDEX Corp.	22,306	4,908,435
Illinois Tool Works, Inc.	81,575	18,236,907
Otis Worldwide Corp.	135,679	11,094,472
Parker-Hannifin Corp.	43,081	13,230,606
Xylem, Inc.	54,051	6,483,958
		153,067,363
MEDIA — 1.1%
Charter Communications, Inc. Class A (a)	88,945	64,169,370
Comcast Corp. Class A	1,295,345	73,860,572
		138,029,942
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	583,878	21,667,713
Newmont Corp.	283,080	17,941,610
		39,609,323
Security Description	Shares	Value
MULTILINE RETAIL — 0.7%
Dollar General Corp.	152,360	$ 32,969,180
Target Corp.	212,685	51,414,472
		84,383,652
OIL, GAS & CONSUMABLE FUELS — 0.1%
Hess Corp.	94,234	8,228,513
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	83,632	26,601,667
PHARMACEUTICALS — 2.8%
Bristol-Myers Squibb Co.	749,849	50,104,910
Catalent, Inc. (a)	107,596	11,633,280
Eli Lilly & Co.	312,585	71,744,509
Johnson & Johnson	679,135	111,880,700
Merck & Co., Inc.	781,789	60,799,731
Organon & Co. (a)	78,216	2,366,816
Zoetis, Inc.	223,262	41,607,106
		350,137,052
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	39,516	9,464,477
IHS Markit, Ltd.	155,948	17,569,102
Jacobs Engineering Group, Inc.	52,093	6,950,248
Verisk Analytics, Inc.	104,962	18,338,961
		52,322,788
ROAD & RAIL — 1.0%
CSX Corp.	765,224	24,548,386
JB Hunt Transport Services, Inc.	31,955	5,207,067
Kansas City Southern	29,980	8,495,433
Norfolk Southern Corp.	72,763	19,312,028
Old Dominion Freight Line, Inc.	61,708	15,661,490
Union Pacific Corp.	206,695	45,458,431
		118,682,835
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.7%
Advanced Micro Devices, Inc. (a)	783,134	73,559,777
Analog Devices, Inc.	101,967	17,554,639
Applied Materials, Inc.	590,628	84,105,427
Broadcom, Inc.	178,685	85,204,155
Enphase Energy, Inc. (a)	87,419	16,052,751
KLA Corp.	99,017	32,102,302
Lam Research Corp.	91,776	59,718,643
Maxim Integrated Products, Inc.	104,072	10,965,026
Microchip Technology, Inc.	126,786	18,984,936
Monolithic Power Systems, Inc.	27,423	10,241,119
NVIDIA Corp.	401,491	321,232,949
NXP Semiconductors NV	8,946	1,840,371
Qorvo, Inc. (a)	72,682	14,220,233
QUALCOMM, Inc.	730,773	104,449,385
Skyworks Solutions, Inc.	55,036	10,553,153
Teradyne, Inc.	107,823	14,443,969
Texas Instruments, Inc.	313,913	60,365,470
Xilinx, Inc.	158,675	22,950,752
		958,545,057

See accompanying notes to financial statements.
69

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
SOFTWARE — 16.3%
Adobe, Inc. (a)	308,426	$ 180,626,603
ANSYS, Inc. (a)	56,043	19,450,284
Autodesk, Inc. (a)	141,470	41,295,093
Cadence Design Systems, Inc. (a)	179,682	24,584,091
Citrix Systems, Inc.	51,926	6,089,362
Fortinet, Inc. (a)	86,938	20,707,762
Intuit, Inc.	176,382	86,457,165
Microsoft Corp.	4,855,428	1,315,335,445
Oracle Corp.	644,130	50,139,079
Paycom Software, Inc. (a)	31,445	11,429,314
PTC, Inc. (a)	67,598	9,548,894
salesforce.com, Inc. (a)	596,929	145,811,847
ServiceNow, Inc. (a)	127,140	69,869,787
Synopsys, Inc. (a)	98,062	27,044,519
Tyler Technologies, Inc. (a)	25,887	11,710,502
		2,020,099,747
SPECIALTY RETAIL — 2.3%
AutoZone, Inc. (a)	8,016	11,961,635
Best Buy Co., Inc.	74,558	8,572,679
Home Depot, Inc.	493,674	157,427,702
L Brands, Inc.	85,072	6,130,288
Lowe's Cos., Inc.	323,435	62,736,687
O'Reilly Automotive, Inc. (a)	30,953	17,525,898
Tractor Supply Co.	74,746	13,907,241
Ulta Beauty, Inc. (a)	18,401	6,362,514
		284,624,644
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.2%
Apple, Inc.	10,112,418	1,384,996,769
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	524,026	80,956,777
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	277,225	14,415,700
Security Description	Shares	Value
United Rentals, Inc. (a)	46,761	$ 14,917,227
W.W. Grainger, Inc.	17,032	7,460,016
		36,792,943
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	58,130	8,959,577
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	259,329	37,558,619
TOTAL COMMON STOCKS (Cost $9,330,126,339)		12,371,761,194
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e) (Cost $4,555,597)	4,554,231	4,555,597
TOTAL INVESTMENTS — 100.0% (Cost $9,334,681,936)		12,376,316,791
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		2,181,001
NET ASSETS — 100.0%		$12,378,497,792
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,371,761,194	$—	$—	$12,371,761,194
Short-Term Investment	4,555,597	—	—	4,555,597
TOTAL INVESTMENTS	$12,376,316,791	$—	$—	$12,376,316,791
See accompanying notes to financial statements.
70

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,021,206	$4,022,815	$131,092,034	$ 130,556,911	$(2,341)	$—	4,554,231	$4,555,597	$ 6,722
State Street Navigator Securities Lending Portfolio II	—	—	153,702,859	153,702,859	—	—	—	—	4,872
Total		$4,022,815	$284,794,893	$284,259,770	$(2,341)	$—		$4,555,597	$11,594
See accompanying notes to financial statements.
71

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BANKS — 12.6%
Citizens Financial Group, Inc.	1,339,125	$ 61,425,664
Comerica, Inc.	825,613	58,899,231
Fifth Third Bancorp	1,663,676	63,602,334
Huntington Bancshares, Inc.	3,707,964	52,912,646
KeyCorp.	2,824,754	58,331,170
M&T Bank Corp.	358,524	52,097,123
People's United Financial, Inc.	3,661,515	62,758,367
Regions Financial Corp.	2,897,972	58,481,075
Truist Financial Corp.	1,002,712	55,650,516
US Bancorp	1,120,998	63,863,256
		588,021,382
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	462,909	52,142,070
Gilead Sciences, Inc.	766,586	52,787,112
		104,929,182
CAPITAL MARKETS — 2.7%
Franklin Resources, Inc.	1,942,119	62,128,387
Invesco, Ltd.	2,451,418	65,526,403
		127,654,790
CHEMICALS — 2.4%
Dow, Inc.	892,534	56,479,551
LyondellBasell Industries NV Class A	561,038	57,713,979
		114,193,530
CONTAINERS & PACKAGING — 2.4%
Amcor PLC	4,627,510	53,031,265
International Paper Co.	995,740	61,048,819
		114,080,084
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	1,773,849	51,051,374
Lumen Technologies, Inc.	4,602,188	62,543,735
Verizon Communications, Inc.	892,943	50,031,596
		163,626,705
ELECTRIC UTILITIES — 10.5%
Duke Energy Corp.	568,342	56,106,722
Edison International	865,397	50,037,255
Entergy Corp.	546,112	54,447,366
Evergy, Inc.	953,916	57,645,144
Exelon Corp.	1,206,393	53,455,274
FirstEnergy Corp.	1,644,076	61,176,068
Pinnacle West Capital Corp.	665,694	54,566,937
PPL Corp.	1,844,698	51,596,203
Southern Co.	853,341	51,635,664
		490,666,633
ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes Co. (a)	2,314,746	52,938,241
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 19.6%
AvalonBay Communities, Inc. REIT	312,071	$ 65,126,097
Boston Properties, Inc. REIT	563,065	64,521,618
Equity Residential REIT	835,106	64,303,162
Federal Realty Investment Trust REIT	580,662	68,036,166
Healthpeak Properties, Inc. REIT	1,700,389	56,605,950
Iron Mountain, Inc. REIT	1,704,887	72,150,818
Kimco Realty Corp. REIT	3,085,681	64,336,449
Public Storage REIT	230,726	69,377,001
Realty Income Corp. REIT	857,651	57,239,628
Regency Centers Corp. REIT	1,095,350	70,179,074
Simon Property Group, Inc. REIT	538,333	70,241,690
Ventas, Inc. REIT	1,044,539	59,643,177
Vornado Realty Trust REIT	1,356,395	63,302,955
Welltower, Inc. REIT	813,722	67,620,298
		912,684,083
FOOD & STAPLES RETAILING — 1.2%
Walgreens Boots Alliance, Inc.	1,081,502	56,897,820
FOOD PRODUCTS — 1.4%
Kraft Heinz Co.	1,562,069	63,701,174
HOUSEHOLD DURABLES — 2.5%
Leggett & Platt, Inc. (a)	1,163,398	60,275,650
Newell Brands, Inc.	2,069,332	56,844,550
		117,120,200
INSURANCE — 7.9%
American International Group, Inc.	1,282,644	61,053,855
Lincoln National Corp.	1,013,943	63,716,178
MetLife, Inc.	1,010,804	60,496,619
Principal Financial Group, Inc.	961,659	60,767,232
Prudential Financial, Inc.	621,184	63,652,725
Unum Group	2,020,483	57,381,717
		367,068,326
IT SERVICES — 2.5%
International Business Machines Corp.	433,433	63,536,944
Western Union Co.	2,326,360	53,436,489
		116,973,433
MEDIA — 2.9%
Interpublic Group of Cos., Inc.	2,091,408	67,949,846
Omnicom Group, Inc.	821,596	65,719,464
		133,669,310
MULTI-UTILITIES — 2.3%
Consolidated Edison, Inc.	745,593	53,473,930
Dominion Energy, Inc.	709,898	52,227,196
		105,701,126

See accompanying notes to financial statements.
72

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 12.6%
Chevron Corp.	559,476	$ 58,599,516
ConocoPhillips	1,204,167	73,333,770
Exxon Mobil Corp.	1,083,865	68,370,204
Kinder Morgan, Inc.	3,355,770	61,175,687
Marathon Petroleum Corp.	1,123,620	67,889,120
ONEOK, Inc.	1,200,015	66,768,835
Phillips 66	708,592	60,811,366
Valero Energy Corp.	864,697	67,515,542
Williams Cos., Inc.	2,379,998	63,188,947
		587,652,987
PHARMACEUTICALS — 1.2%
Pfizer, Inc.	1,404,037	54,982,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Broadcom, Inc.	110,587	52,732,305
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Hewlett Packard Enterprise Co.	4,234,644	61,741,109
Seagate Technology Holdings PLC (a)	856,675	75,327,433
		137,068,542
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Hanesbrands, Inc. (a)	3,299,752	61,606,370
TOBACCO — 2.6%
Altria Group, Inc.	1,226,849	58,496,160
Philip Morris International, Inc.	636,115	63,045,358
		121,541,518
TOTAL COMMON STOCKS (Cost $4,108,098,965)		4,645,509,830
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (b) (c)	9,335,393	$ 9,338,193
State Street Navigator Securities Lending Portfolio II (d) (e)	16,855,361	16,855,361
TOTAL SHORT-TERM INVESTMENTS (Cost $26,193,480)		26,193,554
TOTAL INVESTMENTS — 100.1% (Cost $4,134,292,445)		4,671,703,384
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(5,138,810)
NET ASSETS — 100.0%		$ 4,666,564,574
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,645,509,830	$—	$—	$4,645,509,830
Short-Term Investments	26,193,554	—	—	26,193,554
TOTAL INVESTMENTS	$4,671,703,384	$—	$—	$4,671,703,384
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,761,467	$ 3,762,972	$257,896,607	$252,321,344	$(116)	$74	9,335,393	$ 9,338,193	$ 2,853
State Street Navigator Securities Lending Portfolio II	14,914,753	14,914,753	348,939,968	346,999,360	—	—	16,855,361	16,855,361	38,151
Total		$18,677,725	$606,836,575	$599,320,704	$(116)	$74		$26,193,554	$41,004
See accompanying notes to financial statements.
73

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
Boeing Co. (a)	388,054	$ 92,962,216
General Dynamics Corp.	163,060	30,697,676
Howmet Aerospace, Inc. (a)	275,491	9,496,175
Huntington Ingalls Industries, Inc.	28,497	6,005,743
L3Harris Technologies, Inc.	62,250	13,455,337
Lockheed Martin Corp.	94,025	35,574,359
Northrop Grumman Corp.	105,704	38,416,005
Raytheon Technologies Corp.	1,071,206	91,384,584
Teledyne Technologies, Inc. (a)	16,562	6,936,662
Textron, Inc.	160,380	11,029,333
TransDigm Group, Inc. (a)	15,805	10,230,418
		346,188,508
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	94,390	8,841,511
Expeditors International of Washington, Inc.	42,155	5,336,823
FedEx Corp.	61,681	18,401,293
United Parcel Service, Inc. Class B	152,100	31,632,237
		64,211,864
AIRLINES — 0.6%
Alaska Air Group, Inc. (a)	86,870	5,239,130
American Airlines Group, Inc. (a)	450,612	9,557,480
Delta Air Lines, Inc. (a)	448,129	19,386,060
Southwest Airlines Co. (a)	416,084	22,089,900
United Airlines Holdings, Inc. (a)	228,407	11,943,402
		68,215,972
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	62,711	9,866,322
BorgWarner, Inc.	167,952	8,152,390
		18,018,712
AUTOMOBILES — 0.8%
Ford Motor Co. (a)	2,767,900	41,130,994
General Motors Co. (a)	901,250	53,326,962
		94,457,956
BANKS — 8.8%
Bank of America Corp.	5,323,440	219,485,431
Citigroup, Inc.	1,459,283	103,244,272
Citizens Financial Group, Inc.	298,240	13,680,269
Comerica, Inc.	98,120	6,999,881
Fifth Third Bancorp	501,588	19,175,709
First Republic Bank	58,638	10,975,274
Huntington Bancshares, Inc.	1,041,883	14,867,670
JPMorgan Chase & Co.	2,136,936	332,379,025
KeyCorp.	679,966	14,041,298
M&T Bank Corp.	90,893	13,207,662
People's United Financial, Inc.	299,944	5,141,040
PNC Financial Services Group, Inc.	298,997	57,036,668
Security Description	Shares	Value
Regions Financial Corp.	678,636	$ 13,694,875
Truist Financial Corp.	949,305	52,686,428
US Bancorp	964,020	54,920,219
Wells Fargo & Co.	2,918,071	132,159,436
Zions Bancorp NA	115,909	6,126,950
		1,069,822,107
BEVERAGES — 1.8%
Brown-Forman Corp. Class B	65,285	4,892,458
Coca-Cola Co.	1,777,172	96,162,777
Constellation Brands, Inc. Class A	119,832	28,027,507
Molson Coors Beverage Co. Class B (a) (b)	133,374	7,160,850
PepsiCo, Inc.	565,748	83,826,881
		220,070,473
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	323,383	36,425,861
Alexion Pharmaceuticals, Inc. (a)	42,075	7,729,598
Amgen, Inc.	203,567	49,619,456
Biogen, Inc. (a)	50,396	17,450,623
Gilead Sciences, Inc.	885,641	60,985,239
Incyte Corp. (a)	48,680	4,095,449
		176,306,226
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	96,318	6,940,675
Allegion PLC	37,410	5,211,213
Carrier Global Corp.	207,390	10,079,154
Fortune Brands Home & Security, Inc.	42,345	4,217,985
Johnson Controls International PLC	507,374	34,821,078
Masco Corp.	101,269	5,965,757
Trane Technologies PLC	90,455	16,656,384
		83,892,246
CAPITAL MARKETS — 4.2%
Ameriprise Financial, Inc.	82,135	20,441,759
Bank of New York Mellon Corp.	568,336	29,115,853
BlackRock, Inc.	30,006	26,254,350
Cboe Global Markets, Inc.	37,210	4,429,850
Charles Schwab Corp.	1,058,762	77,088,461
CME Group, Inc.	253,094	53,828,032
Franklin Resources, Inc.	192,386	6,154,428
Goldman Sachs Group, Inc.	240,239	91,177,908
Intercontinental Exchange, Inc.	181,504	21,544,525
Invesco, Ltd.	265,675	7,101,493
Moody's Corp.	31,875	11,550,544
Morgan Stanley	1,050,769	96,345,009
Nasdaq, Inc.	28,961	5,091,344
Northern Trust Corp.	146,930	16,988,046
Raymond James Financial, Inc.	85,903	11,158,800
State Street Corp. (c)	247,382	20,354,591
T Rowe Price Group, Inc.	64,840	12,836,375
		511,461,368

See accompanying notes to financial statements.
74

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	84,090	$ 24,191,011
Celanese Corp.	80,487	12,201,829
CF Industries Holdings, Inc.	151,567	7,798,122
Corteva, Inc.	525,126	23,289,338
Dow, Inc.	267,740	16,942,587
DuPont de Nemours, Inc.	379,314	29,362,697
Eastman Chemical Co.	96,295	11,242,441
Ecolab, Inc.	94,635	19,491,971
International Flavors & Fragrances, Inc.	174,938	26,135,737
Linde PLC	154,834	44,762,510
LyondellBasell Industries NV Class A	180,919	18,611,138
Mosaic Co.	243,935	7,783,966
PPG Industries, Inc.	167,342	28,409,651
Sherwin-Williams Co.	52,815	14,389,447
		284,612,445
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	21,305	8,138,510
Republic Services, Inc.	148,569	16,344,076
Waste Management, Inc.	167,271	23,436,340
		47,918,926
COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	2,976,107	157,733,671
F5 Networks, Inc. (a)	24,372	4,549,278
Juniper Networks, Inc.	232,729	6,365,138
Motorola Solutions, Inc.	65,485	14,200,422
		182,848,509
CONSTRUCTION & ENGINEERING — 0.0% (d)
Quanta Services, Inc.	41,637	3,771,063
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	43,845	15,425,110
Vulcan Materials Co.	54,515	9,489,426
		24,914,536
CONSUMER FINANCE — 1.4%
American Express Co.	460,063	76,016,210
Capital One Financial Corp.	318,686	49,297,537
Discover Financial Services	216,008	25,551,586
Synchrony Financial	381,972	18,533,282
		169,398,615
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,095,409	12,553,387
Avery Dennison Corp.	34,081	7,165,190
Ball Corp.	83,912	6,798,550
International Paper Co.	277,593	17,019,227
Packaging Corp. of America	67,031	9,077,338
Sealed Air Corp.	37,128	2,199,834
Westrock Co.	184,869	9,838,728
		64,652,254
DISTRIBUTORS — 0.2%
Genuine Parts Co.	101,727	12,865,413
Security Description	Shares	Value
LKQ Corp. (a)	197,240	$ 9,708,153
		22,573,566
DIVERSIFIED FINANCIAL SERVICES — 3.1%
Berkshire Hathaway, Inc. Class B (a)	1,337,959	371,845,565
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	5,040,384	145,062,251
Lumen Technologies, Inc.	697,901	9,484,475
Verizon Communications, Inc.	2,922,651	163,756,136
		318,302,862
ELECTRIC UTILITIES — 2.9%
Alliant Energy Corp.	176,699	9,852,736
American Electric Power Co., Inc.	352,771	29,840,899
Duke Energy Corp.	541,017	53,409,198
Edison International	267,866	15,488,012
Entergy Corp.	141,602	14,117,719
Evergy, Inc.	159,822	9,658,044
Eversource Energy	240,976	19,335,914
Exelon Corp.	687,343	30,456,168
FirstEnergy Corp.	383,800	14,281,198
NextEra Energy, Inc.	787,852	57,733,795
NRG Energy, Inc.	71,520	2,882,256
Pinnacle West Capital Corp.	79,515	6,517,845
PPL Corp.	543,408	15,199,122
Southern Co.	745,181	45,090,902
Xcel Energy, Inc.	378,250	24,919,110
		348,782,918
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	83,690	11,172,615
Eaton Corp. PLC	280,201	41,520,184
Emerson Electric Co.	252,958	24,344,678
Rockwell Automation, Inc.	36,263	10,371,943
		87,409,420
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	160,110	10,953,125
CDW Corp.	55,815	9,748,090
Corning, Inc.	286,403	11,713,883
IPG Photonics Corp. (a)	13,850	2,919,164
Keysight Technologies, Inc. (a)	56,715	8,757,363
TE Connectivity, Ltd.	144,247	19,503,637
Zebra Technologies Corp. Class A (a)	10,370	5,490,811
		69,086,073
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	511,269	11,692,722
Halliburton Co.	625,360	14,458,323
Nov, Inc. (a)	274,910	4,211,621
Schlumberger NV	985,488	31,545,471
		61,908,137

See accompanying notes to financial statements.
75

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
ENTERTAINMENT — 2.2%
Activision Blizzard, Inc.	223,311	$ 21,312,802
Electronic Arts, Inc.	93,260	13,413,586
Live Nation Entertainment, Inc. (a) (b)	101,835	8,919,727
Walt Disney Co. (a)	1,282,652	225,451,742
		269,097,857
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.0%
Alexandria Real Estate Equities, Inc. REIT	96,792	17,610,336
American Tower Corp. REIT	156,684	42,326,616
AvalonBay Communities, Inc. REIT	98,476	20,550,956
Boston Properties, Inc. REIT	99,466	11,397,809
Crown Castle International Corp. REIT	121,224	23,650,802
Digital Realty Trust, Inc. REIT	198,188	29,819,367
Duke Realty Corp. REIT	154,184	7,300,612
Equinix, Inc. REIT	26,540	21,301,004
Equity Residential REIT	240,768	18,539,136
Essex Property Trust, Inc. REIT	45,913	13,774,359
Extra Space Storage, Inc. REIT	48,492	7,943,959
Federal Realty Investment Trust REIT	48,689	5,704,890
Healthpeak Properties, Inc. REIT	379,987	12,649,767
Host Hotels & Resorts, Inc. REIT (a)	497,978	8,510,444
Iron Mountain, Inc. REIT	203,055	8,593,288
Kimco Realty Corp. REIT	305,570	6,371,135
Mid-America Apartment Communities, Inc. REIT	80,461	13,551,242
Prologis, Inc. REIT	520,807	62,252,061
Public Storage REIT	60,870	18,303,000
Realty Income Corp. REIT	263,660	17,596,668
Regency Centers Corp. REIT	111,103	7,118,369
SBA Communications Corp. REIT	27,126	8,645,056
Simon Property Group, Inc. REIT	231,591	30,217,994
UDR, Inc. REIT	207,965	10,186,126
Ventas, Inc. REIT	264,132	15,081,937
Vornado Realty Trust REIT	110,551	5,159,415
Welltower, Inc. REIT	294,356	24,460,984
Weyerhaeuser Co. REIT	527,218	18,146,844
		486,764,176
FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	146,464	57,951,411
Kroger Co.	537,406	20,588,024
Sysco Corp.	359,563	27,956,023
Walmart, Inc.	969,363	136,699,570
Walgreens Boots Alliance, Inc.	505,653	26,602,405
		269,797,433
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	393,235	23,830,041
Security Description	Shares	Value
Campbell Soup Co. (b)	142,569	$ 6,499,721
Conagra Brands, Inc.	344,908	12,547,753
General Mills, Inc.	430,888	26,254,006
Hershey Co.	60,610	10,557,050
Hormel Foods Corp.	197,961	9,452,638
J.M. Smucker Co.	77,189	10,001,379
Kellogg Co. (b)	179,568	11,551,609
Kraft Heinz Co.	455,153	18,561,139
Lamb Weston Holdings, Inc.	65,775	5,305,411
McCormick & Co., Inc.	98,199	8,672,936
Mondelez International, Inc. Class A	995,276	62,145,033
Tyson Foods, Inc. Class A	207,801	15,327,402
		220,706,118
GAS UTILITIES — 0.1%
Atmos Energy Corp.	92,249	8,866,051
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	514,323	59,625,465
Baxter International, Inc.	355,730	28,636,265
Becton Dickinson and Co.	204,508	49,734,301
Boston Scientific Corp. (a)	1,003,070	42,891,273
Cooper Cos., Inc.	20,523	8,132,649
Danaher Corp.	142,984	38,371,186
DENTSPLY SIRONA, Inc.	153,971	9,740,206
Edwards Lifesciences Corp. (a)	188,485	19,521,392
Hologic, Inc. (a)	50,249	3,352,613
Intuitive Surgical, Inc. (a)	25,085	23,069,169
Medtronic PLC	950,388	117,971,663
STERIS PLC	29,661	6,119,064
Stryker Corp.	117,871	30,614,635
Teleflex, Inc.	17,705	7,113,692
Zimmer Biomet Holdings, Inc.	146,565	23,570,583
		468,464,156
HEALTH CARE PROVIDERS & SERVICES — 4.2%
AmerisourceBergen Corp.	103,891	11,894,481
Anthem, Inc.	172,841	65,990,694
Cardinal Health, Inc.	207,472	11,844,576
Centene Corp. (a)	409,711	29,880,223
Cigna Corp.	242,203	57,419,065
CVS Health Corp.	929,388	77,548,135
HCA Healthcare, Inc.	186,618	38,581,405
Henry Schein, Inc. (a)	100,834	7,480,874
Humana, Inc.	43,483	19,250,794
Laboratory Corp. of America Holdings (a)	68,781	18,973,239
McKesson Corp.	111,942	21,407,788
Quest Diagnostics, Inc.	94,010	12,406,500
UnitedHealth Group, Inc.	319,881	128,093,148
Universal Health Services, Inc. Class B	54,896	8,038,421
		508,809,343
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	123,160	9,626,186

See accompanying notes to financial statements.
76

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.5%
Booking Holdings, Inc. (a)	17,905	$ 39,177,752
Caesars Entertainment, Inc. (a)	61,130	6,342,238
Carnival Corp. (a)	563,255	14,847,402
Darden Restaurants, Inc.	91,852	13,409,474
Expedia Group, Inc. (a)	63,978	10,473,838
Hilton Worldwide Holdings, Inc. (a)	123,500	14,896,570
Las Vegas Sands Corp. (a)	232,057	12,227,083
Marriott International, Inc. Class A (a)	187,085	25,540,844
McDonald's Corp.	315,983	72,988,913
MGM Resorts International	289,299	12,338,602
Norwegian Cruise Line Holdings, Ltd. (a)	254,549	7,486,286
Penn National Gaming, Inc. (a)	41,721	3,191,239
Royal Caribbean Cruises, Ltd. (a)	154,528	13,178,148
Starbucks Corp.	347,895	38,898,140
Wynn Resorts, Ltd. (a)	73,676	9,010,575
Yum! Brands, Inc.	120,200	13,826,606
		307,833,710
HOUSEHOLD DURABLES — 0.7%
D.R. Horton, Inc.	93,125	8,415,706
Garmin, Ltd.	47,080	6,809,651
Leggett & Platt, Inc.	93,105	4,823,770
Lennar Corp. Class A	193,002	19,174,749
Mohawk Industries, Inc. (a)	41,470	7,970,119
Newell Brands, Inc.	267,386	7,345,094
NVR, Inc. (a)	2,440	12,134,852
PulteGroup, Inc.	92,525	5,049,089
Whirlpool Corp.	44,362	9,671,803
		81,394,833
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	56,277	4,795,926
Clorox Co.	29,763	5,354,661
Colgate-Palmolive Co.	287,188	23,362,744
Kimberly-Clark Corp.	147,773	19,769,072
Procter & Gamble Co.	898,733	121,266,044
		174,548,447
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	291,962	7,611,449
INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	409,251	81,289,526
General Electric Co.	6,181,583	83,204,107
Honeywell International, Inc.	490,150	107,514,403
Roper Technologies, Inc.	34,210	16,085,542
		288,093,578
INSURANCE — 3.3%
Aflac, Inc.	451,601	24,232,910
Allstate Corp.	213,488	27,847,375
American International Group, Inc.	609,653	29,019,483
Security Description	Shares	Value
Aon PLC Class A	76,675	$ 18,306,923
Arthur J Gallagher & Co.	82,274	11,524,942
Assurant, Inc.	42,778	6,681,068
Chubb, Ltd.	317,512	50,465,357
Cincinnati Financial Corp.	105,227	12,271,573
Everest Re Group, Ltd.	28,359	7,146,752
Globe Life, Inc.	66,592	6,342,888
Hartford Financial Services Group, Inc.	252,285	15,634,101
Lincoln National Corp.	128,312	8,063,126
Loews Corp.	158,932	8,685,634
Marsh & McLennan Cos., Inc.	182,850	25,723,338
MetLife, Inc.	529,903	31,714,694
Principal Financial Group, Inc.	179,179	11,322,321
Progressive Corp.	148,803	14,613,943
Prudential Financial, Inc.	280,116	28,703,486
Travelers Cos., Inc.	177,699	26,603,317
Unum Group	144,300	4,098,120
Willis Towers Watson PLC	90,616	20,843,492
WR Berkley Corp.	99,000	7,368,570
		397,213,413
IT SERVICES — 4.6%
Accenture PLC Class A	197,443	58,204,222
Akamai Technologies, Inc. (a)	41,805	4,874,463
Automatic Data Processing, Inc.	156,540	31,091,975
Broadridge Financial Solutions, Inc.	41,395	6,686,534
Cognizant Technology Solutions Corp. Class A	182,398	12,632,886
DXC Technology Co. (a)	179,616	6,994,247
Fidelity National Information Services, Inc.	437,209	61,939,399
Fiserv, Inc. (a)	134,392	14,365,161
FleetCor Technologies, Inc. (a)	33,412	8,555,477
Gartner, Inc. (a)	29,875	7,235,725
Global Payments, Inc.	208,232	39,051,829
International Business Machines Corp.	630,088	92,364,600
Jack Henry & Associates, Inc.	28,238	4,617,195
Mastercard, Inc. Class A	197,763	72,201,294
Paychex, Inc.	105,810	11,353,413
VeriSign, Inc. (a)	40,715	9,270,398
Visa, Inc. Class A	477,894	111,741,175
Western Union Co.	290,095	6,663,482
		559,843,475
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	90,519	8,555,856
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	60,690	8,970,589
Illumina, Inc. (a)	51,660	24,446,029
IQVIA Holdings, Inc. (a)	48,816	11,829,093
Waters Corp. (a)	19,623	6,781,905
		52,027,616

See accompanying notes to financial statements.
77

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
MACHINERY — 2.1%
Caterpillar, Inc.	204,998	$ 44,613,715
Cummins, Inc.	59,451	14,494,748
Deere & Co.	55,263	19,491,813
Dover Corp.	101,195	15,239,967
Fortive Corp.	237,486	16,562,274
IDEX Corp.	29,725	6,540,986
Illinois Tool Works, Inc.	113,625	25,402,005
Ingersoll Rand, Inc. (a)	262,644	12,819,654
Otis Worldwide Corp.	138,905	11,358,262
PACCAR, Inc.	244,700	21,839,475
Parker-Hannifin Corp.	43,524	13,366,656
Pentair PLC	117,124	7,904,699
Snap-on, Inc.	38,219	8,539,271
Stanley Black & Decker, Inc.	113,337	23,232,952
Westinghouse Air Brake Technologies Corp.	125,372	10,318,115
Xylem, Inc.	68,285	8,191,468
		259,916,060
MEDIA — 1.5%
Comcast Corp. Class A	1,812,468	103,346,925
Discovery, Inc. Class A (a) (b)	114,053	3,499,146
Discovery, Inc. Class C (a) (b)	212,091	6,146,397
DISH Network Corp. Class A (a)	175,182	7,322,608
Fox Corp. Class A	234,866	8,720,574
Fox Corp. Class B	109,470	3,853,344
Interpublic Group of Cos., Inc.	275,413	8,948,168
News Corp. Class A	275,886	7,109,582
News Corp. Class B	85,876	2,091,081
Omnicom Group, Inc.	152,126	12,168,559
ViacomCBS, Inc. Class B	427,513	19,323,588
		182,529,972
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	390,403	14,487,855
Newmont Corp.	252,894	16,028,422
Nucor Corp.	209,906	20,136,283
		50,652,560
MULTI-UTILITIES — 1.6%
Ameren Corp.	178,218	14,264,569
CenterPoint Energy, Inc.	409,825	10,048,909
CMS Energy Corp.	203,722	12,035,896
Consolidated Edison, Inc.	241,396	17,312,921
Dominion Energy, Inc.	566,931	41,709,114
DTE Energy Co.	136,236	17,656,185
NiSource, Inc.	276,197	6,766,826
Public Service Enterprise Group, Inc.	355,807	21,255,910
Sempra Energy	222,310	29,451,629
WEC Energy Group, Inc.	222,022	19,748,857
		190,250,816
MULTILINE RETAIL — 0.4%
Dollar Tree, Inc. (a)	165,943	16,511,328
Security Description	Shares	Value
Target Corp.	119,977	$ 29,003,240
		45,514,568
OIL, GAS & CONSUMABLE FUELS — 5.4%
APA Corp.	267,340	5,782,564
Cabot Oil & Gas Corp.	281,462	4,914,327
Chevron Corp.	1,364,457	142,913,226
ConocoPhillips	954,952	58,156,577
Devon Energy Corp.	418,194	12,207,083
Diamondback Energy, Inc.	126,859	11,910,792
EOG Resources, Inc.	410,819	34,278,737
Exxon Mobil Corp.	2,988,604	188,521,140
Hess Corp.	91,025	7,948,303
Kinder Morgan, Inc.	1,372,459	25,019,928
Marathon Oil Corp.	557,814	7,597,427
Marathon Petroleum Corp.	458,832	27,722,629
Occidental Petroleum Corp.	588,611	18,405,866
ONEOK, Inc.	314,038	17,473,074
Phillips 66	307,436	26,384,158
Pioneer Natural Resources Co.	163,622	26,591,847
Valero Energy Corp.	288,047	22,490,710
Williams Cos., Inc.	856,024	22,727,437
		661,045,825
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	72,020	22,908,122
PHARMACEUTICALS — 4.5%
Bristol-Myers Squibb Co.	758,486	50,682,035
Eli Lilly & Co.	218,670	50,189,138
Johnson & Johnson	1,115,456	183,760,222
Merck & Co., Inc.	927,130	72,102,900
Organon & Co. (a)	92,785	2,807,674
Perrigo Co. PLC	92,685	4,249,607
Pfizer, Inc.	3,951,646	154,746,457
Viatris, Inc.	846,230	12,092,627
Zoetis, Inc.	90,325	16,832,967
		547,463,627
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	42,891	10,272,823
IHS Markit, Ltd.	92,035	10,368,663
Jacobs Engineering Group, Inc.	35,322	4,712,661
Leidos Holdings, Inc.	94,017	9,505,119
Nielsen Holdings PLC	251,730	6,210,179
Robert Half International, Inc.	80,219	7,137,085
		48,206,530
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	235,765	20,212,133
ROAD & RAIL — 1.0%
CSX Corp.	773,340	24,808,747
JB Hunt Transport Services, Inc.	24,248	3,951,212
Kansas City Southern	31,375	8,890,734
Norfolk Southern Corp.	97,685	25,926,576
Union Pacific Corp.	245,497	53,992,155
		117,569,424

See accompanying notes to financial statements.
78

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Analog Devices, Inc.	148,440	$ 25,555,430
Broadcom, Inc.	92,025	43,881,201
Intel Corp.	2,850,583	160,031,730
Maxim Integrated Products, Inc.	75,990	8,006,306
Microchip Technology, Inc.	53,283	7,978,596
Micron Technology, Inc. (a)	791,719	67,280,281
NXP Semiconductors NV	185,190	38,097,287
Skyworks Solutions, Inc.	55,963	10,730,905
Texas Instruments, Inc.	306,453	58,930,912
		420,492,648
SOFTWARE — 0.5%
Citrix Systems, Inc.	30,455	3,571,458
NortonLifeLock, Inc.	407,841	11,101,432
Oracle Corp.	577,115	44,922,631
		59,595,521
SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	46,306	9,499,213
AutoZone, Inc. (a)	6,935	10,348,546
Best Buy Co., Inc.	80,843	9,295,328
CarMax, Inc. (a)	114,265	14,757,325
Gap, Inc.	145,695	4,902,637
Home Depot, Inc.	210,180	67,024,300
L Brands, Inc.	72,808	5,246,544
Lowe's Cos., Inc.	144,727	28,072,696
O'Reilly Automotive, Inc. (a)	16,105	9,118,812
Ross Stores, Inc.	250,735	31,091,140
TJX Cos., Inc.	851,375	57,399,702
Ulta Beauty, Inc. (a)	19,545	6,758,075
		253,514,318
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Hewlett Packard Enterprise Co.	915,575	13,349,083
HP, Inc.	848,022	25,601,784
NetApp, Inc.	156,380	12,795,012
Seagate Technology Holdings PLC	140,924	12,391,447
Western Digital Corp. (a)	216,068	15,377,560
		79,514,886
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc.	245,592	4,585,203
NIKE, Inc. Class B	323,977	50,051,207
PVH Corp. (a)	49,836	5,361,855
Ralph Lauren Corp.	34,852	4,105,914
Tapestry, Inc. (a)	195,856	8,515,819
Under Armour, Inc. Class A (a)	133,575	2,825,111
Under Armour, Inc. Class C (a)	137,205	2,547,897
Security Description	Shares	Value
VF Corp.	226,605	$ 18,590,674
		96,583,680
TOBACCO — 1.4%
Altria Group, Inc.	1,309,719	62,447,402
Philip Morris International, Inc.	1,100,225	109,043,300
		171,490,702
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	102,135	5,311,020
W.W. Grainger, Inc.	12,030	5,269,140
		10,580,160
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	63,914	9,851,065
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (a)	127,192	18,421,217
TOTAL COMMON STOCKS (Cost $10,812,594,625)		12,096,237,852
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	12,754,119	12,757,945
State Street Navigator Securities Lending Portfolio II (c) (g)	23,613,887	23,613,887
TOTAL SHORT-TERM INVESTMENTS (Cost $36,371,832)		36,371,832
TOTAL INVESTMENTS — 100.1% (Cost $10,848,966,457)		12,132,609,684
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(12,094,591)
NET ASSETS — 100.0%		$12,120,515,093
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
79

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,096,237,852	$—	$—	$12,096,237,852
Short-Term Investments	36,371,832	—	—	36,371,832
TOTAL INVESTMENTS	$12,132,609,684	$—	$—	$12,132,609,684
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	159,632	$10,144,614	$ 15,174,169	$ 8,462,008	$519,269	$2,978,547	247,382	$20,354,591	$427,794
State Street Institutional Liquid Reserves Fund, Premier Class	4,135,723	4,137,377	325,100,601	316,477,053	(1,737)	(1,243)	12,754,119	12,757,945	9,327
State Street Navigator Securities Lending Portfolio II	12,271,818	12,271,818	200,087,488	188,745,419	—	—	23,613,887	23,613,887	139,107
Total		$26,553,809	$540,362,258	$513,684,480	$517,532	$2,977,304		$56,726,423	$576,228
See accompanying notes to financial statements.
80

[This Page Intentionally Left Blank]
81

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 600 Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$10,699,234,609	$4,712,580,661	$4,175,310,402
Investments in affiliated issuers, at value	27,764,105	91,693,180	115,956,668
Total Investments	10,726,998,714	4,804,273,841	4,291,267,070
Foreign currency, at value	—	—	17,592
Net cash at broker	418,296	—	148,623
Cash	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	129,371	—	—
Receivable for investments sold	—	6,170,023	—
Receivable for fund shares sold	—	10,549	8,790,564
Dividends receivable — unaffiliated issuers	6,111,398	3,726,711	3,886,477
Dividends receivable — affiliated issuers	54,143	203	76
Securities lending income receivable — unaffiliated issuers	375	17,403	6,602
Securities lending income receivable — affiliated issuers	2,774	13,614	48,376
TOTAL ASSETS	10,733,715,071	4,814,212,344	4,304,165,380
LIABILITIES
Due to custodian	3,840	6,170,023	—
Payable upon return of securities loaned	9,169,527	89,250,480	115,061,959
Payable for investments purchased	—	—	9,000,713
Payable for fund shares repurchased	2,121	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	15,458
Advisory fee payable	257,990	193,603	171,414
Trustees’ fees and expenses payable	1,176	246	248
TOTAL LIABILITIES	9,434,654	95,614,352	124,249,792
NET ASSETS	$10,724,280,417	$4,718,597,992	$4,179,915,588
NET ASSETS CONSIST OF:
Paid-in Capital	$ 8,534,767,395	$3,815,742,165	$3,610,036,309
Total distributable earnings (loss)	2,189,513,022	902,855,827	569,879,279
NET ASSETS	$10,724,280,417	$4,718,597,992	$4,179,915,588
NET ASSET VALUE PER SHARE
Net asset value per share	$ 50.34	$ 47.21	$ 43.95
Shares outstanding (unlimited amount authorized, $0.01 par value)	213,050,000	99,950,000	95,100,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 8,418,067,172	$3,653,854,365	$3,325,291,730
Investments in affiliated issuers	27,189,332	91,693,180	115,956,668
Total cost of investments	$ 8,445,256,504	$3,745,547,545	$3,441,248,398
Foreign currency, at cost	$ —	$ —	$ 16,508
* Includes investments in securities on loan, at value	$ 13,091,770	$ 240,198,080	$ 197,777,608
See accompanying notes to financial statements.
82

SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$5,171,595,739	$12,371,761,194	$4,645,509,830	$12,075,883,261
20,874,490	4,555,597	26,193,554	56,726,423
5,192,470,229	12,376,316,791	4,671,703,384	12,132,609,684
—	—	—	—
242,416	—	—	—
18	—	—	31
63,461	—	—	—
—	—	—	—
—	—	7,761	—
3,062,917	2,619,214	11,976,294	12,039,560
24,406	288	357	645
1,462	11,553	784	557
2,344	38	1,419	8,530
5,195,867,253	12,378,947,884	4,683,689,999	12,144,659,007

—	—	—	—
13,049,882	—	16,855,361	23,613,887
8,450	—	—	—
—	87,340	—	116,083
—	—	—	—
125,767	358,751	269,252	413,384
2,456	4,001	812	560
13,186,555	450,092	17,125,425	24,143,914
$5,182,680,698	$12,378,497,792	$4,666,564,574	$12,120,515,093

$3,877,396,171	$ 9,750,954,960	$4,753,797,779	$ 11,250,494,983
1,305,284,527	2,627,542,832	(87,233,205)	870,020,110
$5,182,680,698	$12,378,497,792	$4,666,564,574	$12,120,515,093

$ 52.97	$ 62.98	$ 40.09	$ 39.54
97,850,216	196,550,108	116,400,000	306,552,864

$3,782,740,699	$ 9,330,126,339	$4,108,098,965	$10,793,843,874
20,777,614	4,555,597	26,193,480	55,122,583
$3,803,518,313	$ 9,334,681,936	$4,134,292,445	$10,848,966,457
$ —	$ —	$ —	$ —
$ 26,701,209	$ 109,460,729	$ 16,578,208	$ 29,169,475
83

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 600 Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 122,620,637	$ 48,891,044	$ 41,398,742
Dividend income — affiliated issuers	203,401	1,703	2,784
Dividend income — non-cash transactions	—	—	—
Unaffiliated securities lending income	8,041	143,505	180,894
Affiliated securities lending income	135,249	212,929	837,754
Foreign taxes withheld	(6,760)	—	(45,962)
TOTAL INVESTMENT INCOME (LOSS)	122,960,568	49,249,181	42,374,212
EXPENSES
Advisory fee	2,401,004	1,774,467	1,633,485
Trustees’ fees and expenses	102,153	43,682	40,782
Miscellaneous expenses	2,064	2,067	6,211
TOTAL EXPENSES	2,505,221	1,820,216	1,680,478
NET INVESTMENT INCOME (LOSS)	$ 120,455,347	$ 47,428,965	$ 40,693,734
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(32,457,464)	(4,223,642)	(33,112,373)
Investments — affiliated issuers	127,686	(939)	(755)
In-kind redemptions — unaffiliated issuers	330,422,634	270,620,856	467,687,170
In-kind redemptions — affiliated issuers	20,899	—	—
Futures contracts	2,932,939	—	1,768,511
Net realized gain (loss)	301,046,694	266,396,275	436,342,553
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,229,703,771	1,087,416,403	1,136,907,303
Investments — affiliated issuers	1,533,892	—	—
Foreign currency translations	—	—	1,857
Futures contracts	29,013	—	(167,148)
Net change in unrealized appreciation/depreciation	2,231,266,676	1,087,416,403	1,136,742,012
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,532,313,370	1,353,812,678	1,573,084,565
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,652,768,717	$1,401,241,643	$1,613,778,299
See accompanying notes to financial statements.
84

SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$ 64,000,968	$ 85,990,651	$ 111,259,886	$ 186,448,665
99,428	6,722	2,853	437,121
—	—	6,638,037	—
24,423	39,043	19,464	163,432
105,142	4,872	38,151	139,107
(4,769)	(687)	—	(16,347)
64,225,192	86,040,601	117,958,391	187,171,978

1,273,414	3,842,622	1,899,309	3,222,509
59,715	136,534	33,716	93,292
2,089	4	1	2,087
1,335,218	3,979,160	1,933,026	3,317,888
$ 62,889,974	$ 82,061,441	$ 116,025,365	$ 183,854,090

(11,387,408)	(111,880,423)	(241,956,689)	(166,624,657)
(9,911)	(2,341)	(116)	(431,075)
138,580,077	1,150,523,442	237,351,999	673,442,533
22,252	—	—	948,607
2,793,595	—	—	—
129,998,605	1,038,640,678	(4,604,806)	507,335,408

1,268,921,747	2,126,761,430	874,033,997	1,818,059,316
805,404	—	74	2,977,304
—	—	—	—
(55,304)	—	—	—
1,269,671,847	2,126,761,430	874,034,071	1,821,036,620
1,399,670,452	3,165,402,108	869,429,265	2,328,372,028
$1,462,560,426	$3,247,463,549	$ 985,454,630	$ 2,512,226,118
85

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio S&P 500 ETF		SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 120,455,347	$ 71,399,616	$ 47,428,965	$ 29,758,982
Net realized gain (loss)	301,046,694	182,186,590	266,396,275	36,490,864
Net change in unrealized appreciation/depreciation	2,231,266,676	(44,975,506)	1,087,416,403	(17,709,194)
Net increase (decrease) in net assets resulting from operations	2,652,768,717	208,610,700	1,401,241,643	48,540,652
Net equalization credits and charges	6,306,755	5,815,303	1,009,931	746,197
Distributions to shareholders	(128,324,398)	(77,524,435)	(49,077,782)	(32,317,155)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,953,548,520	4,631,476,386	1,622,660,864	1,755,647,671
Cost of shares redeemed	(1,269,740,715)	(1,774,495,918)	(597,274,713)	(1,023,290,385)
Net income equalization	(6,306,755)	(5,815,303)	(1,009,931)	(746,197)
Net increase (decrease) in net assets from beneficial interest transactions	2,677,501,050	2,851,165,165	1,024,376,220	731,611,089
Contribution from Affiliate (Note 4)	283	—	—	—
Net increase (decrease) in net assets during the period	5,208,252,407	2,988,066,733	2,377,550,012	748,580,783
Net assets at beginning of period	5,516,028,010	2,527,961,277	2,341,047,980	1,592,467,197
NET ASSETS AT END OF PERIOD	$10,724,280,417	$ 5,516,028,010	$4,718,597,992	$ 2,341,047,980
SHARES OF BENEFICIAL INTEREST:
Shares sold	90,500,000	130,900,000	39,200,000	59,000,000
Shares redeemed	(29,400,000)	(52,150,000)	(14,150,000)	(30,850,000)
Net increase (decrease) from share transactions	61,100,000	78,750,000	25,050,000	28,150,000
See accompanying notes to financial statements.
86

SPDR Portfolio S&P 600 Small Cap ETF		SPDR Portfolio S&P 1500 Composite Stock Market ETF		SPDR Portfolio S&P 500 Growth ETF
Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20

$ 40,693,734	$ 24,557,819	$ 62,889,974	$ 70,137,332	$ 82,061,441	$ 81,229,349
436,342,553	8,463,256	129,998,605	233,877,347	1,038,640,678	604,997,608
1,136,742,012	(167,283,409)	1,269,671,847	(104,815,778)	2,126,761,430	377,841,933
1,613,778,299	(134,262,334)	1,462,560,426	199,198,901	3,247,463,549	1,064,068,890
405,833	1,985,075	1,076,209	(2,007,066)	(493,317)	(2,168,066)
(40,714,770)	(28,626,694)	(63,343,703)	(70,931,693)	(80,430,292)	(79,997,956)

1,724,820,187	2,516,622,643	849,007,337	1,131,014,081	5,703,151,577	5,383,677,786
(1,286,469,639)	(1,552,375,300)	(457,500,917)	(1,364,546,132)	(4,394,878,772)	(3,855,447,274)
(405,833)	(1,985,075)	(1,076,209)	2,007,066	493,317	2,168,066
437,944,715	962,262,268	390,430,211	(231,524,985)	1,308,766,122	1,530,398,578
—	—	377	—	—	—
2,011,414,077	801,358,315	1,790,723,520	(105,264,843)	4,475,306,062	2,512,301,446
2,168,501,511	1,367,143,196	3,391,957,178	3,497,222,021	7,903,191,730	5,390,890,284
$ 4,179,915,588	$ 2,168,501,511	$5,182,680,698	$ 3,391,957,178	$12,378,497,792	$ 7,903,191,730

47,300,000	88,050,000	18,500,000	29,500,000	102,600,000	131,500,000
(33,800,000)	(51,050,000)	(10,350,000)	(35,650,000)	(81,850,000)	(94,850,000)
13,500,000	37,000,000	8,150,000	(6,150,000)	20,750,000	36,650,000
87

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio S&P 500 High Dividend ETF		SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 116,025,365	$ 87,676,444	$ 183,854,090	$ 105,377,439
Net realized gain (loss)	(4,604,806)	(247,808,096)	507,335,408	388,606,753
Net change in unrealized appreciation/depreciation	874,034,071	(351,383,948)	1,821,036,620	(643,943,353)
Net increase (decrease) in net assets resulting from operations	985,454,630	(511,515,600)	2,512,226,118	(149,959,161)
Net equalization credits and charges	12,307,779	5,149,300	14,874,727	8,221,100
Distributions to shareholders	(160,715,135)	(98,950,324)	(202,245,622)	(113,650,900)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,324,153,528	1,845,711,497	8,158,270,638	5,265,229,240
Cost of shares redeemed	(1,398,635,231)	(1,023,699,734)	(3,101,216,977)	(3,131,990,673)
Net income equalization	(12,307,779)	(5,149,300)	(14,874,727)	(8,221,100)
Net increase (decrease) in net assets from beneficial interest transactions	1,913,210,518	816,862,463	5,042,178,934	2,125,017,467
Net increase (decrease) in net assets during the period	2,750,257,792	211,545,839	7,367,034,157	1,869,628,506
Net assets at beginning of period	1,916,306,782	1,704,760,943	4,753,480,936	2,883,852,430
NET ASSETS AT END OF PERIOD	$ 4,666,564,574	$ 1,916,306,782	$12,120,515,093	$ 4,753,480,936
SHARES OF BENEFICIAL INTEREST:
Shares sold	92,550,000	53,900,000	230,150,000	167,200,000
Shares redeemed	(44,850,000)	(30,050,000)	(87,300,000)	(95,700,000)
Net increase (decrease) from share transactions	47,700,000	23,850,000	142,850,000	71,500,000
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 36.30	$ 34.53	$ 31.87	$ 28.36	$ 24.53
Income (loss) from investment operations:
Net investment income (loss) (b)	0.66	0.69	0.65	0.61	0.52
Net realized and unrealized gain (loss) (c)	14.02	1.72	2.64	3.38	3.83
Total from investment operations	14.68	2.41	3.29	3.99	4.35
Net equalization credits and charges (b)	0.03	0.06	0.05	0.11	0.01
Contribution from Affiliate (Note 4)	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.67)	(0.70)	(0.68)	(0.59)	(0.53)
Net asset value, end of period	$ 50.34	$ 36.30	$ 34.53	$ 31.87	$ 28.36
Total return (e)	40.79%	7.26%	10.65%	14.50%	17.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,724,280	$5,516,028	$2,527,961	$1,362,496	$147,491
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.04%	0.10%
Net investment income (loss)	1.51%	1.97%	2.00%	1.94%	1.94%
Portfolio turnover rate (f)	4%	11%	5%	7%	4%
(a)	On October 16, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 31.26	$ 34.06	$ 34.86	$ 30.80	$ 26.08
Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	0.54	0.54	0.52	0.42
Net realized and unrealized gain (loss) (c)	15.95	(2.77)	(0.82)	4.16	4.93
Total from investment operations	16.49	(2.23)	(0.28)	4.68	5.35
Net equalization credits and charges (b)	0.01	0.01	0.04	0.07	—
Distributions to shareholders from:
Net investment income	(0.55)	(0.58)	(0.56)	(0.50)	(0.46)
Net realized gains	—	—	—	(0.19)	(0.17)
Total distributions	(0.55)	(0.58)	(0.56)	(0.69)	(0.63)
Net asset value, end of period	$ 47.21	$ 31.26	$ 34.06	$ 34.86	$ 30.80
Total return (d)	53.05%	(6.53)%	(0.60)%	15.56%	20.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,718,598	$2,341,048	$1,592,467	$780,885	$180,166
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.06%	0.10%
Net investment income (loss)	1.34%	1.66%	1.61%	1.56%	1.44%
Portfolio turnover rate (e)	14%	30%	8%	11%	37%
(a)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 600 Small Cap ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 26.57	$ 30.65	$ 32.26	$ 27.69	$ 22.56
Income (loss) from investment operations:
Net investment income (loss) (b)	0.45	0.44	0.48	0.50	0.38
Net realized and unrealized gain (loss) (c)	17.37	(4.07)	(1.57)	4.49	5.12
Total from investment operations	17.82	(3.63)	(1.09)	4.99	5.50
Net equalization credits and charges (b)	0.00(d)	0.04	0.01	0.04	0.03
Distributions to shareholders from:
Net investment income	(0.44)	(0.49)	(0.53)	(0.46)	(0.40)
Total distributions	(0.44)	(0.49)	(0.53)	(0.46)	(0.40)
Net asset value, end of period	$ 43.95	$ 26.57	$ 30.65	$ 32.26	$ 27.69
Total return (e)	67.37%	(11.78)%	(3.24)%	18.27%	24.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,179,916	$2,168,502	$1,367,143	$1,188,787	$224,263
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.06%	0.10%
Net investment income (loss)	1.25%	1.55%	1.57%	1.63%	1.47%
Portfolio turnover rate (f)	13%	80%	14%	28%	20%
(a)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
91

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 37.81	$ 36.49	$ 33.98	$ 30.06	$ 25.88
Income (loss) from investment operations:
Net investment income (loss) (b)	0.68	0.72	0.68	0.64	0.54
Net realized and unrealized gain (loss) (c)	15.15	1.35	2.43	3.72	4.19
Total from investment operations	15.83	2.07	3.11	4.36	4.73
Net equalization credits and charges (b)	0.01	(0.02)	0.06	0.10	(0.01)
Contribution from Affiliate (Note 4)	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.68)	(0.73)	(0.66)	(0.54)	(0.54)
Net asset value, end of period	$ 52.97	$ 37.81	$ 36.49	$ 33.98	$ 30.06
Total return (e)	42.13%	5.76%	9.45%	14.90%	18.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,182,681	$3,391,957	$3,497,222	$2,198,379	$414,853
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.04%	0.10%
Net investment income (loss)	1.48%	1.93%	1.96%	1.92%	1.90%
Portfolio turnover rate (f)	3%	12%	4%	8%	3%
(a)	On October 16, 2017, the SPDR Portfolio Total Stock Market ETF underwent a 6-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
92

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 44.96	$ 38.74	$ 35.12	$ 29.56	$ 25.22
Income (loss) from investment operations:
Net investment income (loss) (b)	0.46	0.55	0.53	0.48	0.42
Net realized and unrealized gain (loss) (c)	18.02	6.24	3.60	5.50	4.36
Total from investment operations	18.48	6.79	4.13	5.98	4.78
Net equalization credits and charges (b)	(0.00)(d)	(0.01)	0.03	0.05	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.46)	(0.56)	(0.54)	(0.47)	(0.44)
Net asset value, end of period	$ 62.98	$ 44.96	$ 38.74	$ 35.12	$ 29.56
Total return (e)	41.27%	17.67%	11.96%	20.51%	19.07%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,378,498	$7,903,192	$5,390,890	$2,648,124	$839,515
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.06%	0.15%
Net investment income (loss)	0.85%	1.36%	1.45%	1.43%	1.52%
Portfolio turnover rate (g)	11%	23%	21%	13%	20%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended June 30, 2017.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
93

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 27.89	$ 38.01	$ 37.27	$ 35.27	$ 33.54
Income (loss) from investment operations:
Net investment income (loss) (a)	1.48	1.58	1.64	1.52	1.40
Net realized and unrealized gain (loss) (b)	12.47	(10.08)	0.61	2.15	1.72
Total from investment operations	13.95	(8.50)	2.25	3.67	3.12
Net equalization credits and charges (a)	0.16	0.09	0.19	0.13	0.18
Distributions to shareholders from:
Net investment income	(1.91)	(1.71)	(1.70)	(1.49)	(1.41)
Net realized gains	—	—	—	(0.31)	(0.16)
Total distributions	(1.91)	(1.71)	(1.70)	(1.80)	(1.57)
Net asset value, end of period	$ 40.09	$ 27.89	$ 38.01	$ 37.27	$ 35.27
Total return (c)	51.84%	(22.55)%	6.82%	10.96%	9.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,666,565	$1,916,307	$1,704,761	$566,538	$167,523
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.08%	0.12%
Net investment income (loss)	4.28%	4.64%	4.41%	4.17%	4.00%
Portfolio turnover rate (d)	39%	45%	28%	35%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
94

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 29.04	$ 31.28	$ 29.60	$ 28.38	$ 25.13
Income (loss) from investment operations:
Net investment income (loss) (b)	0.81	0.84	0.79	0.75	0.65
Net realized and unrealized gain (loss) (c)	10.45	(2.31)	1.68	1.25	3.27
Total from investment operations	11.26	(1.47)	2.47	2.00	3.92
Net equalization credits and charges (b)	0.07	0.07	0.03	0.12	(0.01)
Distributions to shareholders from:
Net investment income	(0.83)	(0.84)	(0.82)	(0.73)	(0.66)
Net realized gains	—	—	—	(0.17)	—
Total distributions	(0.83)	(0.84)	(0.82)	(0.90)	(0.66)
Net asset value, end of period	$ 39.54	$ 29.04	$ 31.28	$ 29.60	$ 28.38
Total return (d)	39.44%	(4.54)%	8.59%	7.49%	15.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,120,515	$4,753,481	$2,883,852	$1,355,967	$340,648
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.06%	0.15%
Net investment income (loss)	2.28%	2.67%	2.63%	2.49%	2.40%
Portfolio turnover rate (e)	18%	34%	30%	16%	21%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
95

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except that the SPDR Portfolio S&P 500 Growth ETF is classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued
96

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
97

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
98

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

3.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2021, the SPDR Portfolio S&P 500 ETF, the SPDR Portfolio S&P 600 Small Cap ETF and the SPDR Portfolio S&P 1500 Composite Stock Market ETF entered into futures contracts for cash equitization, reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2021, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$129,371	$—	$129,371
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	63,461	—	63,461
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	$—	$—	$—	$15,458	$—	$15,458

99

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$2,932,939	$—	$2,932,939
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	1,768,511	—	1,768,511
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	2,793,595	—	2,793,595
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$ 29,013	$—	$ 29,013
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	(167,148)	—	(167,148)
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	(55,304)	—	(55,304)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio S&P 500 ETF	0.03%
SPDR Portfolio S&P 400 Mid Cap ETF	0.05
SPDR Portfolio S&P 600 Small Cap ETF	0.05
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
100

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedules of Investments.
On September 17, 2020, the Adviser agreed to make a contribution of $283 and $377 to the SPDR Portfolio S&P 500 ETF and SPDR Portfolio S&P 1500 Composite Stock Market ETF, respectively, in connection with a portfolio trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR Portfolio S&P 500 ETF	$ 289,448,960	$ 301,091,075
SPDR Portfolio S&P 400 Mid Cap ETF	520,753,296	503,014,125
SPDR Portfolio S&P 600 Small Cap ETF	436,037,318	428,934,075
101

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

	Purchases	Sales
SPDR Portfolio S&P 1500 Composite Stock Market ETF	$ 124,033,216	$ 118,269,869
SPDR Portfolio S&P 500 Growth ETF	1,031,778,282	1,030,903,348
SPDR Portfolio S&P 500 High Dividend ETF	1,183,650,742	1,058,900,092
SPDR Portfolio S&P 500 Value ETF	1,442,962,258	1,414,642,190
For the year ended June 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio S&P 500 ETF	$3,687,542,255	$1,001,048,738	$ 330,443,533
SPDR Portfolio S&P 400 Mid Cap ETF	1,541,526,644	531,503,637	270,620,856
SPDR Portfolio S&P 600 Small Cap ETF	1,585,046,789	1,140,387,425	467,687,170
SPDR Portfolio S&P 1500 Composite Stock Market ETF	816,125,230	424,849,506	138,602,329
SPDR Portfolio S&P 500 Growth ETF	5,022,818,983	3,712,627,246	1,150,523,442
SPDR Portfolio S&P 500 High Dividend ETF	3,090,620,321	1,309,995,597	237,351,999
SPDR Portfolio S&P 500 Value ETF	7,896,371,388	2,890,063,889	674,391,140
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
102

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for in-kind transactions, futures contracts, distributions in excess of current earnings, wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio S&P 500 ETF	$128,324,398	$—	$128,324,398
SPDR Portfolio S&P 400 Mid Cap ETF	49,077,782	—	49,077,782
SPDR Portfolio S&P 600 Small Cap ETF	40,714,770	—	40,714,770
SPDR Portfolio S&P 1500 Composite Stock Market ETF	63,343,703	—	63,343,703
SPDR Portfolio S&P 500 Growth ETF	80,430,292	—	80,430,292
SPDR Portfolio S&P 500 High Dividend ETF	160,715,135	—	160,715,135
SPDR Portfolio S&P 500 Value ETF	202,245,622	—	202,245,622
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio S&P 500 ETF	$ 77,524,435	$ —	$ 77,524,435
SPDR Portfolio S&P 400 Mid Cap ETF	32,317,155	—	32,317,155
SPDR Portfolio S&P 600 Small Cap ETF	28,626,694	—	28,626,694
SPDR Portfolio S&P 1500 Composite Stock Market ETF	70,931,693	—	70,931,693
SPDR Portfolio S&P 500 Growth ETF	79,997,956	—	79,997,956
SPDR Portfolio S&P 500 High Dividend ETF	98,950,324	—	98,950,324
SPDR Portfolio S&P 500 Value ETF	113,650,900	—	113,650,900
At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Portfolio S&P 500 ETF	$ —	$ (89,741,360)	$—	$2,279,254,382	$2,189,513,022
SPDR Portfolio S&P 400 Mid Cap ETF	—	(150,996,754)	—	1,053,852,581	902,855,827
SPDR Portfolio S&P 600 Small Cap ETF	—	(273,613,261)	—	843,492,540	569,879,279
SPDR Portfolio S&P 1500 Composite Stock Market ETF	77,928	(83,007,401)	—	1,388,214,000	1,305,284,527
SPDR Portfolio S&P 500 Growth ETF	2,862,542	(415,392,315)	—	3,040,072,605	2,627,542,832
SPDR Portfolio S&P 500 High Dividend ETF	—	(623,119,523)	—	535,886,318	(87,233,205)
SPDR Portfolio S&P 500 Value ETF	—	(411,287,547)	—	1,281,307,657	870,020,110
As of June 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio S&P 500 ETF	$ 43,115,257	$ 46,626,103
SPDR Portfolio S&P 400 Mid Cap ETF	28,299,329	122,697,425
SPDR Portfolio S&P 600 Small Cap ETF	84,479,466	189,133,795
SPDR Portfolio S&P 1500 Composite Stock Market ETF	14,987,104	68,020,297
SPDR Portfolio S&P 500 Growth ETF	326,870,132	88,522,183
SPDR Portfolio S&P 500 High Dividend ETF	336,111,158	287,008,365
103

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio S&P 500 Value ETF	$224,725,191	$186,562,356
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio S&P 500 ETF	$ 8,447,873,592	$2,333,872,246	$54,617,864	$2,279,254,382
SPDR Portfolio S&P 400 Mid Cap ETF	3,750,421,260	1,093,362,171	39,509,590	1,053,852,581
SPDR Portfolio S&P 600 Small Cap ETF	3,447,760,109	919,970,628	76,479,172	843,491,456
SPDR Portfolio S&P 1500 Composite Stock Market ETF	3,804,319,628	1,479,738,199	91,524,199	1,388,214,000
SPDR Portfolio S&P 500 Growth ETF	9,336,244,186	3,060,452,960	20,380,355	3,040,072,605
SPDR Portfolio S&P 500 High Dividend ETF	4,135,817,066	552,729,122	16,842,804	535,886,318
SPDR Portfolio S&P 500 Value ETF	10,851,302,027	1,346,560,671	65,253,014	1,281,307,657
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio S&P 500 ETF	$ 13,091,770	$ 9,169,527	$ 4,171,083	$ 13,340,610
SPDR Portfolio S&P 400 Mid Cap ETF	240,198,080	89,250,480	157,520,493	246,770,973
SPDR Portfolio S&P 600 Small Cap ETF	197,777,608	115,061,959	86,743,988	201,805,947
SPDR Portfolio S&P 1500 Composite Stock Market ETF	26,701,209	13,049,882	14,332,499	27,382,381
104

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio S&P 500 Growth ETF	$109,460,729	$ —	$ 112,704,946	$ 112,704,946
SPDR Portfolio S&P 500 High Dividend ETF	16,578,208	16,855,361	—	16,855,361
SPDR Portfolio S&P 500 Value ETF	29,169,475	23,613,887	6,245,751	29,859,638
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio S&P 500 ETF	Common Stocks	$ 9,169,527	$—	$—	$—	$ 9,169,527	$ 9,169,527
SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	89,250,385	—	—	—	89,250,385	89,250,385
SPDR Portfolio S&P 400 Mid Cap ETF	Rights	95	—	—	—	95	95
SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	115,061,959	—	—	—	115,061,959	115,061,959
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	13,049,882	—	—	—	13,049,882	13,049,882
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	16,855,361	—	—	—	16,855,361	16,855,361
SPDR Portfolio S&P 500 Value ETF	Common Stocks	23,613,887	—	—	—	23,613,887	23,613,887
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates
105

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio S&P 500 ETF, SPDR Portfolio S&P 400 Mid Cap ETF, SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF and SPDR Portfolio S&P 500 Value ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements and Schedules of Investments in Securities
We have audited the accompanying statements of assets and liabilities of SPDR Portfolio S&P 500 ETF, SPDR Portfolio S&P 400 Mid Cap ETF, SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF and SPDR Portfolio S&P 500 Value ETF (collectively referred to as the “Funds”) (seven of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”) . In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting SPDR® Series Trust) at June 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio S&P 500 ETF	0.03%	$1,152.50	$0.16	$1,024.60	$0.15
SPDR Portfolio S&P 400 Mid Cap ETF	0.05	1,175.60	0.27	1,024.50	0.25
SPDR Portfolio S&P 600 Small Cap ETF	0.05	1,235.40	0.28	1,024.50	0.25
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03	1,156.10	0.16	1,024.60	0.15
SPDR Portfolio S&P 500 Growth ETF	0.04	1,142.80	0.21	1,024.60	0.20
SPDR Portfolio S&P 500 High Dividend ETF	0.07	1,249.00	0.39	1,024.40	0.35
SPDR Portfolio S&P 500 Value ETF	0.04	1,162.50	0.21	1,024.60	0.20
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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OTHER INFORMATION  (continued)
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Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the
111

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
112

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
					& Income Fund (Trustee).
113

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
114

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
115

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
116

SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRPORTEQAR

Annual Report
June 30, 2021
SPDR® Series Trust - Equity Funds
SPDR S&P 500 ESG ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector.  An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P 500 ESG Index is designed to measure the performance of securities meeting certain sustainability criteria, while maintaining similar overall industry group weights as the S&P 500 Index.
See accompanying notes to financial statements.
1

SPDR S&P 500 ESG ETF
MANAGEMENT’ S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR S&P 500 ESG ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that provides exposure to securities that meet certain sustainability criteria (criteria related to environmental, social and governance(“ESG”) factors) while maintaining similar overall industry group weights as the S&P 500 Index. The Fund’s benchmark is the S&P 500 ESG Index (the “Index”).
For the period since inception on July 27, 2020 ending June 30, 2021 (the “Reporting Period”), the total return for the Fund was 34.47%, and the Index was 34.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
In the third quarter of 2020, led by the United States (U.S.), economic growth rebounded strongly across the globe amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Weakening fiscal support, geo-political concerns related to the U.S. election and worsening U.S.-China relations remained key risks to recovery.
In the U.S., election results contributed to the Fund gaining 11.07% during the fourth quarter. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. US lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals.
In the U.S., the Democratic Party’s victory in Georgia at the start of the year paved way for further stimulus measures, resulting in the Fund gaining 6.11% during the quarter. In addition, the infection rate continued to trend down and the vaccine rollout accelerated during the period with the vaccination goal being raised from 100 million to 200 million. President Biden also announced a stimulus package worth 9% of U.S. GDP leading to upgrades in consensus forecasts for U.S. growth this year.
In the U.S., the Fund gained 9.17% during the second 2021 quarter as the pandemic was reined in, consumer spending increased, growth stocks rebounded, first-quarter earnings grew strongly and the prospects of fiscal stimulus improved in the context of President Biden concluding a bipartisan deal to boost infrastructure spending by US$600 billion.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Alphabet Inc. Class C, Apple Inc., and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Regeneron Pharmaceuticals, Inc., Becton, Dickinson and Company, and Vertex Pharmaceuticals Incorporated.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR S&P 500 ESG ETF
Performance Summary (Unaudited)
Perfomance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 ESG Index	Net Asset Value	Market Value	S&P 500 ESG Index
SINCE INCEPTION(1)	34.47%	35.57%	34.65%	N/A	N/A	N/A
(1)	For the period July 27, 2020 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/27/20, 7/28/20, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 500 ESG ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.10%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR S&P 500 ESG ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corp.	7.4
Amazon.com, Inc.	5.4
Alphabet, Inc. Class A	2.7
Alphabet, Inc. Class C	2.6
Tesla, Inc.	1.9
NVIDIA Corp.	1.8
JPMorgan Chase & Co.	1.7
Visa, Inc. Class A	1.5
UnitedHealth Group, Inc.	1.4
TOTAL	34.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

		% of Net Assets
	Information Technology	29.8%
	Consumer Discretionary	14.1
	Health Care	12.9
	Financials	10.6
	Communication Services	10.1
	Industrials	7.2
	Consumer Staples	5.5
	Energy	3.1
	Materials	2.6
	Real Estate	2.6
	Utilities	1.4
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.3%
Howmet Aerospace, Inc. (a)	3,580	$ 123,403
L3Harris Technologies, Inc.	1,817	392,744
TransDigm Group, Inc. (a)	476	308,110
		824,257
AIR FREIGHT & LOGISTICS — 0.8%
FedEx Corp.	2,068	616,946
United Parcel Service, Inc. Class B	6,152	1,279,432
		1,896,378
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	1,060	63,929
American Airlines Group, Inc. (a)	5,429	115,149
Delta Air Lines, Inc. (a)	5,424	234,642
		413,720
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	2,320	365,006
BorgWarner, Inc.	2,011	97,614
		462,620
AUTOMOBILES — 2.4%
Ford Motor Co. (a)	33,534	498,315
General Motors Co. (a)	10,906	645,308
Tesla, Inc. (a)	6,619	4,498,935
		5,642,558
BANKS — 4.0%
Bank of America Corp.	65,159	2,686,506
Citigroup, Inc.	17,884	1,265,293
Comerica, Inc.	1,160	82,754
Fifth Third Bancorp	6,088	232,744
JPMorgan Chase & Co.	25,999	4,043,884
KeyCorp.	8,330	172,015
PNC Financial Services Group, Inc.	3,593	685,401
Regions Financial Corp.	8,230	166,081
		9,334,678
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	1,550	116,157
Coca-Cola Co.	33,276	1,800,564
Constellation Brands, Inc. Class A	1,457	340,778
Molson Coors Beverage Co. Class B (a)	1,764	94,709
PepsiCo, Inc.	11,865	1,758,037
		4,110,245
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	15,145	1,705,933
Alexion Pharmaceuticals, Inc. (a)	1,920	352,723
Amgen, Inc.	4,908	1,196,325
Biogen, Inc. (a)	1,312	454,306
Gilead Sciences, Inc.	10,766	741,347
Incyte Corp. (a)	1,564	131,579
Regeneron Pharmaceuticals, Inc. (a)	904	504,920
Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (a)	2,182	$ 439,957
		5,527,090
BUILDING PRODUCTS — 0.3%
Johnson Controls International PLC	6,209	426,124
Trane Technologies PLC	2,068	380,801
		806,925
CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	957	238,178
Bank of New York Mellon Corp.	6,873	352,104
BlackRock, Inc.	1,228	1,074,463
Cboe Global Markets, Inc.	908	108,097
Charles Schwab Corp.	12,806	932,405
CME Group, Inc.	3,064	651,652
Franklin Resources, Inc.	2,520	80,615
Goldman Sachs Group, Inc.	2,922	1,108,987
Intercontinental Exchange, Inc.	4,787	568,217
Invesco, Ltd.	3,428	91,630
MarketAxess Holdings, Inc.	335	155,303
Moody's Corp.	1,412	511,666
Morgan Stanley	12,880	1,180,967
MSCI, Inc.	668	356,097
Nasdaq, Inc.	944	165,955
Northern Trust Corp.	1,816	209,966
Raymond James Financial, Inc.	1,022	132,758
S&P Global, Inc.	2,081	854,147
State Street Corp. (b)	2,976	244,865
T Rowe Price Group, Inc.	1,903	376,737
		9,394,809
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	1,882	541,414
Albemarle Corp.	952	160,374
CF Industries Holdings, Inc.	1,816	93,433
Corteva, Inc.	6,418	284,638
Dow, Inc.	6,426	406,637
Eastman Chemical Co.	1,160	135,430
Ecolab, Inc.	2,143	441,394
FMC Corp.	1,160	125,512
International Flavors & Fragrances, Inc.	2,123	317,176
Linde PLC	4,492	1,298,637
LyondellBasell Industries NV Class A	2,220	228,372
Mosaic Co.	2,976	94,964
PPG Industries, Inc.	2,068	351,084
		4,479,065
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	791	302,162
Republic Services, Inc.	1,816	199,778
Waste Management, Inc.	3,325	465,866
		967,806
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	504	182,604
Cisco Systems, Inc.	36,206	1,918,918

See accompanying notes to financial statements.
5

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Juniper Networks, Inc.	2,967	$ 81,147
Motorola Solutions, Inc.	1,437	311,614
		2,494,283
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	543	191,033
CONSUMER FINANCE — 0.9%
American Express Co.	5,640	931,897
Capital One Financial Corp.	3,984	616,285
Discover Financial Services	2,624	310,393
Synchrony Financial	4,692	227,656
		2,086,231
CONTAINERS & PACKAGING — 0.2%
Ball Corp.	2,824	228,801
International Paper Co.	3,342	204,898
Westrock Co.	2,420	128,792
		562,491
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	61,099	1,758,429
Verizon Communications, Inc.	35,450	1,986,264
		3,744,693
ELECTRIC UTILITIES — 1.0%
Edison International	3,262	188,609
Entergy Corp.	1,716	171,085
Eversource Energy	2,988	239,757
Exelon Corp.	8,424	373,267
FirstEnergy Corp.	4,660	173,399
NextEra Energy, Inc.	16,782	1,229,785
		2,375,902
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	2,009	268,202
Eaton Corp. PLC	3,480	515,666
Emerson Electric Co.	5,196	500,063
Rockwell Automation, Inc.	982	280,872
		1,564,803
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	5,136	351,354
Corning, Inc.	6,608	270,267
Keysight Technologies, Inc. (a)	1,564	241,497
TE Connectivity, Ltd.	2,881	389,540
Trimble, Inc. (a)	2,142	175,280
Zebra Technologies Corp. Class A (a)	476	252,037
		1,679,975
ENERGY EQUIPMENT & SERVICES — 0.2%
Halliburton Co.	7,637	176,568
Schlumberger NV	12,013	384,536
		561,104
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	6,608	630,668
Electronic Arts, Inc.	2,434	350,082
Security Description	Shares	Value
Live Nation Entertainment, Inc. (a)	1,190	$ 104,232
Take-Two Interactive Software, Inc. (a)	932	164,983
Walt Disney Co. (a)	15,508	2,725,841
		3,975,806
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
American Tower Corp. REIT	3,867	1,044,631
AvalonBay Communities, Inc. REIT	1,193	248,967
Boston Properties, Inc. REIT	1,160	132,924
Digital Realty Trust, Inc. REIT	2,390	359,599
Duke Realty Corp. REIT	3,230	152,941
Equinix, Inc. REIT	770	618,002
Equity Residential REIT	2,976	229,152
Essex Property Trust, Inc. REIT	593	177,906
Extra Space Storage, Inc. REIT	1,090	178,564
Healthpeak Properties, Inc. REIT	4,640	154,466
Host Hotels & Resorts, Inc. REIT (a)	6,104	104,317
Iron Mountain, Inc. REIT	2,472	104,615
Kimco Realty Corp. REIT	3,932	81,982
Prologis, Inc. REIT	6,356	759,733
Realty Income Corp. REIT	3,232	215,704
Regency Centers Corp. REIT	1,416	90,723
Simon Property Group, Inc. REIT	2,867	374,086
Ventas, Inc. REIT	3,228	184,319
Vornado Realty Trust REIT	1,416	66,085
Welltower, Inc. REIT	3,532	293,509
Weyerhaeuser Co. REIT	6,418	220,908
		5,793,133
FOOD & STAPLES RETAILING — 1.1%
Kroger Co.	6,570	251,697
Sysco Corp.	4,388	341,167
Walmart, Inc.	11,829	1,668,126
Walgreens Boots Alliance, Inc.	6,166	324,393
		2,585,383
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	4,754	288,092
Campbell Soup Co.	1,870	85,253
Conagra Brands, Inc.	4,158	151,268
General Mills, Inc.	5,184	315,861
Hershey Co.	1,248	217,377
Hormel Foods Corp.	2,372	113,263
J.M. Smucker Co.	908	117,650
Kellogg Co.	2,130	137,023
Kraft Heinz Co.	5,550	226,329
McCormick & Co., Inc.	2,172	191,831
Mondelez International, Inc. Class A	12,148	758,521
Tyson Foods, Inc. Class A	2,572	189,711
		2,792,179
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	15,184	1,760,281
Baxter International, Inc.	4,350	350,175
Becton Dickinson and Co.	2,472	601,166

See accompanying notes to financial statements.
6

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Boston Scientific Corp. (a)	12,170	$ 520,389
Danaher Corp.	5,400	1,449,144
Edwards Lifesciences Corp. (a)	5,316	550,578
Hologic, Inc. (a)	2,242	149,586
IDEXX Laboratories, Inc. (a)	728	459,769
Medtronic PLC	11,570	1,436,184
West Pharmaceutical Services, Inc.	614	220,487
		7,497,759
HEALTH CARE PROVIDERS & SERVICES — 3.1%
AmerisourceBergen Corp.	1,246	142,655
Anthem, Inc.	2,145	818,961
Cardinal Health, Inc.	2,672	152,544
Cigna Corp.	2,947	698,645
CVS Health Corp.	11,274	940,703
DaVita, Inc. (a)	659	79,363
Henry Schein, Inc. (a)	1,260	93,479
Humana, Inc.	1,100	486,992
Laboratory Corp. of America Holdings (a)	808	222,887
McKesson Corp.	1,412	270,031
Quest Diagnostics, Inc.	1,160	153,085
UnitedHealth Group, Inc.	8,084	3,237,157
		7,296,502
HOTELS, RESTAURANTS & LEISURE — 2.0%
Booking Holdings, Inc. (a)	352	770,208
Hilton Worldwide Holdings, Inc. (a)	2,393	288,644
Las Vegas Sands Corp. (a)	2,824	148,796
Marriott International, Inc. Class A (a)	2,280	311,265
McDonald's Corp.	6,424	1,483,880
MGM Resorts International	3,492	148,934
Royal Caribbean Cruises, Ltd. (a)	1,863	158,877
Starbucks Corp.	10,110	1,130,399
Yum! Brands, Inc.	2,614	300,688
		4,741,691
HOUSEHOLD DURABLES — 0.2%
Leggett & Platt, Inc.	1,260	65,281
Newell Brands, Inc.	3,428	94,167
PulteGroup, Inc.	2,258	123,219
Whirlpool Corp.	526	114,678
		397,345
HOUSEHOLD PRODUCTS — 1.5%
Colgate-Palmolive Co.	7,326	595,970
Procter & Gamble Co.	21,153	2,854,174
		3,450,144
INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	75,212	1,012,353
Roper Technologies, Inc.	908	426,942
		1,439,295
INSURANCE — 1.8%
Aflac, Inc.	5,464	293,198
Allstate Corp.	2,581	336,666
Security Description	Shares	Value
Arthur J Gallagher & Co.	1,666	$ 233,373
Assurant, Inc.	504	78,715
Chubb, Ltd.	3,846	611,283
Globe Life, Inc.	770	73,342
Hartford Financial Services Group, Inc.	3,030	187,769
Lincoln National Corp.	1,664	104,566
Marsh & McLennan Cos., Inc.	4,388	617,304
MetLife, Inc.	6,443	385,614
Principal Financial Group, Inc.	2,120	133,963
Progressive Corp.	4,998	490,854
Prudential Financial, Inc.	3,342	342,455
Travelers Cos., Inc.	2,154	322,475
Unum Group	1,886	53,562
		4,265,139
INTERACTIVE MEDIA & SERVICES — 5.3%
Alphabet, Inc. Class A (a)	2,579	6,297,376
Alphabet, Inc. Class C (a)	2,446	6,130,459
		12,427,835
INTERNET & DIRECT MARKETING RETAIL — 5.6%
Amazon.com, Inc. (a)	3,684	12,673,549
eBay, Inc.	5,547	389,455
Etsy, Inc. (a)	1,090	224,366
		13,287,370
IT SERVICES — 3.4%
Accenture PLC Class A	5,410	1,594,814
Akamai Technologies, Inc. (a)	1,412	164,639
DXC Technology Co. (a)	2,322	90,419
Mastercard, Inc. Class A	7,506	2,740,365
Visa, Inc. Class A	14,567	3,406,056
		7,996,293
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	1,060	100,191
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	2,563	378,837
Bio-Rad Laboratories, Inc. Class A (a)	193	124,348
Illumina, Inc. (a)	1,223	578,736
Mettler-Toledo International, Inc. (a)	206	285,380
PerkinElmer, Inc.	908	140,204
Thermo Fisher Scientific, Inc.	3,341	1,685,434
Waters Corp. (a)	570	196,998
		3,389,937
MACHINERY — 2.1%
Caterpillar, Inc.	4,705	1,023,949
Cummins, Inc.	1,249	304,519
Deere & Co.	2,686	947,379
Dover Corp.	1,205	181,473
Fortive Corp.	2,914	203,222
IDEX Corp.	656	144,353
Illinois Tool Works, Inc.	2,472	552,640
Ingersoll Rand, Inc. (a)	3,232	157,754
PACCAR, Inc.	2,976	265,608

See accompanying notes to financial statements.
7

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Parker-Hannifin Corp.	1,160	$ 356,248
Pentair PLC	1,512	102,045
Snap-on, Inc.	504	112,609
Stanley Black & Decker, Inc.	1,412	289,446
Westinghouse Air Brake Technologies Corp.	1,526	125,590
Xylem, Inc.	1,564	187,617
		4,954,452
MEDIA — 1.5%
Charter Communications, Inc. Class A (a)	1,190	858,525
Comcast Corp. Class A	39,214	2,235,982
Discovery, Inc. Class A (a)	1,428	43,811
Discovery, Inc. Class C (a)	2,518	72,972
Interpublic Group of Cos., Inc.	3,332	108,257
News Corp. Class A	3,332	85,866
News Corp. Class B	1,052	25,616
Omnicom Group, Inc.	1,804	144,302
		3,575,331
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	12,521	464,654
Newmont Corp.	6,822	432,379
		897,033
MULTI-UTILITIES — 0.3%
Consolidated Edison, Inc.	2,931	210,211
Public Service Enterprise Group, Inc.	4,350	259,869
Sempra Energy	2,571	340,606
		810,686
MULTILINE RETAIL — 0.5%
Dollar Tree, Inc. (a)	2,043	203,278
Target Corp.	4,244	1,025,945
		1,229,223
OIL, GAS & CONSUMABLE FUELS — 2.9%
APA Corp.	3,428	74,148
Chevron Corp.	16,463	1,724,335
ConocoPhillips	11,631	708,328
Devon Energy Corp.	5,136	149,920
Exxon Mobil Corp.	36,249	2,286,587
Hess Corp.	2,320	202,582
Kinder Morgan, Inc.	16,710	304,623
Marathon Petroleum Corp.	5,612	339,077
Occidental Petroleum Corp.	7,188	224,769
ONEOK, Inc.	3,784	210,542
Pioneer Natural Resources Co.	1,991	323,577
Williams Cos., Inc.	10,372	275,376
		6,823,864
PHARMACEUTICALS — 2.8%
Bristol-Myers Squibb Co.	19,229	1,284,882
Eli Lilly & Co.	6,826	1,566,704
Merck & Co., Inc.	21,653	1,683,954
Perrigo Co. PLC	1,250	57,312
Security Description	Shares	Value
Pfizer, Inc.	47,803	$ 1,871,965
Viatris, Inc.	10,372	148,216
		6,613,033
PROFESSIONAL SERVICES — 0.4%
IHS Markit, Ltd.	3,190	359,385
Leidos Holdings, Inc.	1,190	120,309
Nielsen Holdings PLC	3,302	81,460
Robert Half International, Inc.	952	84,700
Verisk Analytics, Inc.	1,412	246,705
		892,559
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	2,876	246,559
ROAD & RAIL — 1.0%
CSX Corp.	19,686	631,527
Norfolk Southern Corp.	2,193	582,044
Union Pacific Corp.	5,750	1,264,598
		2,478,169
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.9%
Advanced Micro Devices, Inc. (a)	10,379	974,899
Analog Devices, Inc.	3,194	549,879
Applied Materials, Inc.	7,853	1,118,267
Intel Corp.	34,881	1,958,219
KLA Corp.	1,312	425,364
Lam Research Corp.	1,244	809,471
Micron Technology, Inc. (a)	9,561	812,494
NVIDIA Corp.	5,329	4,263,733
QUALCOMM, Inc.	9,743	1,392,567
Texas Instruments, Inc.	7,863	1,512,055
		13,816,948
SOFTWARE — 10.7%
Adobe, Inc. (a)	4,108	2,405,809
ANSYS, Inc. (a)	703	243,983
Autodesk, Inc. (a)	1,851	540,307
Intuit, Inc.	2,358	1,155,821
Microsoft Corp.	64,624	17,506,642
NortonLifeLock, Inc.	4,982	135,610
Oracle Corp.	15,603	1,214,538
salesforce.com, Inc. (a)	7,861	1,920,206
		25,122,916
SPECIALTY RETAIL — 2.2%
Best Buy Co., Inc.	1,918	220,532
CarMax, Inc. (a)	1,428	184,426
Gap, Inc.	1,916	64,473
Home Depot, Inc.	9,132	2,912,104
Lowe's Cos., Inc.	6,071	1,177,592
TJX Cos., Inc.	10,327	696,246
		5,255,373
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.1%
Apple, Inc.	134,726	18,452,073
Hewlett Packard Enterprise Co.	11,147	162,523

See accompanying notes to financial statements.
8

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
HP, Inc.	10,791	$ 325,780
Seagate Technology Holdings PLC	1,678	147,547
		19,087,923
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc.	3,176	59,296
NIKE, Inc. Class B	10,865	1,678,534
PVH Corp. (a)	656	70,579
Ralph Lauren Corp.	404	47,595
Tapestry, Inc. (a)	2,342	101,830
Under Armour, Inc. Class A (a)	1,730	36,590
Under Armour, Inc. Class C (a)	1,785	33,147
VF Corp.	2,724	223,477
		2,251,048
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	4,944	257,088
United Rentals, Inc. (a)	656	209,271
W.W. Grainger, Inc.	392	171,696
		638,055
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,564	241,059
TOTAL COMMON STOCKS (Cost $209,309,519)		235,490,899
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e) (Cost $112,436)	112,404	$ 112,438
TOTAL INVESTMENTS — 100.0% (Cost $209,421,955)		235,603,337
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		96,336
NET ASSETS — 100.0%		$ 235,699,673
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$235,490,899	$—	$—	$235,490,899
Short-Term Investment	112,438	—	—	112,438
TOTAL INVESTMENTS	$235,603,337	$—	$—	$235,603,337
Affiliate Table
	Number of Shares Held at 7/28/2020*	Value at 7/28/2020*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	—	$—	$ 274,857	$ 61,597	$3,431	$28,174	2,976	$244,865	$4,062
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	4,462,240	4,349,740	(64)	2	112,404	112,438	120
Total		$—	$4,737,097	$ 4,411,337	$3,367	$28,176		$357,303	$4,182
*	Commencement of operations.
See accompanying notes to financial statements.
9

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021

ASSETS
Investments in unaffiliated issuers, at value	$235,246,034
Investments in affiliated issuers, at value	357,303
Total Investments	235,603,337
Dividends receivable — unaffiliated issuers	113,549
Dividends receivable — affiliated issuers	1,567
TOTAL ASSETS	235,718,453
LIABILITIES
Advisory fee payable	18,780
TOTAL LIABILITIES	18,780
NET ASSETS	$235,699,673
NET ASSETS CONSIST OF:
Paid-in Capital	$209,829,145
Total distributable earnings (loss)	25,870,528
NET ASSETS	$235,699,673
NET ASSET VALUE PER SHARE
Net asset value per share	$ 40.12
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,875,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$209,092,828
Investments in affiliated issuers	329,127
Total cost of investments	$209,421,955
See accompanying notes to financial statements.
10

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2021 (a)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,624,420
Dividend income — affiliated issuers	4,182
TOTAL INVESTMENT INCOME (LOSS)	1,628,602
EXPENSES
Advisory fee	108,893
Trustees’ fees and expenses	894
TOTAL EXPENSES	109,787
NET INVESTMENT INCOME (LOSS)	$ 1,518,815
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(310,490)
Investments — affiliated issuers	105
In-kind redemptions — unaffiliated issuers	6,462,115
In-kind redemptions — affiliated issuers	3,262
Net realized gain (loss)	6,154,992
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	26,153,206
Investments — affiliated issuers	28,176
Net change in unrealized appreciation/depreciation	26,181,382
NET REALIZED AND UNREALIZED GAIN (LOSS)	32,336,374
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$33,855,189
(a) For the period July 28, 2020 (commencement of operations) through June 30, 2021.
See accompanying notes to financial statements.
11

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
STATEMENT OF CHANGES IN NET ASSETS

For the Period 7/28/20(a)- 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,518,815
Net realized gain (loss)	6,154,992
Net change in unrealized appreciation/depreciation	26,181,382
Net increase (decrease) in net assets resulting from operations	33,855,189
Net equalization credits and charges	384,489
Distributions to shareholders	(1,880,709)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	253,985,910
Cost of shares redeemed	(50,260,717)
Net income equalization	(384,489)
Net increase (decrease) in net assets from beneficial interest transactions	203,340,704
Net increase (decrease) in net assets during the period	235,699,673
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$235,699,673
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,325,000
Shares redeemed	(1,450,000)
Net increase (decrease) from share transactions	5,875,000
(a)	Commencement of operations.
See accompanying notes to financial statements.
12

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR S&P 500 ESG ETF
For the Period 7/28/20*- 6/30/21
Net asset value, beginning of period	$ 30.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47
Net realized and unrealized gain (loss) (b)	9.76
Total from investment operations	10.23
Net equalization credits and charges (a)	0.12
Distributions to shareholders from:
Net investment income	(0.48)
Net asset value, end of period	$ 40.12
Total return (c)	34.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$235,700
Ratios to average net assets:
Total expenses	0.10%(d)
Net investment income (loss)	1.39%(d)
Portfolio turnover rate (e)	16%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
13

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the SPDR S&P 500 ESG ETF (the “Fund”).
The Fund is classified as a diversified investment company under the 1940 Act.
The Fund commenced operations on July 28, 2020.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
14

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund underlying benchmarks. Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund's policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
15

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P 500 ESG ETF	0.10%
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
The Adviser pays all the expenses of the Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
16

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021 are disclosed in the Schedule of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR S&P 500 ESG ETF	$20,512,542	$19,615,687
For the period ended June 30, 2021, the following Fund had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 500 ESG ETF	$253,059,007	$50,770,912	$6,465,377
6.    Shareholder Transactions
The Fund issues and redeems its shares, at NAV, by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
17

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for, in-kind transactions, distributions in excess of current earnings and wash sale loss deferrals.
The tax character of distributions paid during the period ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P 500 ESG ETF	$1,880,709	$—	$1,880,709
At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR S&P 500 ESG ETF	$—	$(309,391)	$—	$26,179,919	$25,870,528
As of June 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P 500 ESG ETF	$309,391	$—
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500 ESG ETF	$209,423,418	$26,962,870	$782,951	$26,179,919
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general
18

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
19

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR S&P 500 ESG ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of SPDR S&P 500 ESG ETF (one of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedule of investments, as of June 30, 2021, and the related statements of operations and changes in net assets and the financial highlights for the period from July 28, 2020 (commencement of operations) to June 30, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SPDR® Series Trust) at June 30, 2021, and the results of its operations, changes in net assets and financial highlights for the period from July 28, 2020 (commencement of operations) to June 30, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
20

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
SPDR S&P 500 ESG ETF
Annualized Expense Ratio	0.10%
Actual:
Ending Account Value	$1,158.40
Expenses Paid During Period(a)	0.54
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.30
Expenses Paid During Period(a)	0.50
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
21

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended June 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
22

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
23

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
24

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
					& Income Fund (Trustee).
25

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
26

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
27

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
28

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[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRESGEQTYAR

Annual Report
June 30, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays U.S. Convertible Liquid Bond Index (the "Index") is designed to represent the market of U.S. convertible securities, such as convertible bonds. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer's preferred stock ("Preferred Securities") or common stock. The index components are a subset of issues in the Barclays Convertible Composite Index.
The Bloomberg Barclays High Yield Very Liquid Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as "junk bonds."
The Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index is designed to measure the performance of short-term publicly issued U.S. dollar-denominated high yield corporate bonds. High yield securities are generally rated below investment-grade and are commonly referred to as “junk” bonds.
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays Convertible Securities ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets. The Fund’s benchmark is the Bloomberg Barclays U.S. Convertible Liquid Bond Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 47.75%, and the Index was 49.11%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Convertible bonds were negatively affected as investor risk-off sentiment shifted allocations out of the asset. However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized marking the beginning of a widespread rally across a number of fixed income sectors, including convertible bonds. The first half of 2021 saw the continuation of the 2020 equity rally, which lead to improved fund performance as the embedded convertible feature became more valuable in the strong risk-on environment.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays Convertible Securities ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Convertible Liquid Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Convertible Liquid Bond Index
ONE YEAR	47.75%	47.23%	49.11%	47.75%	47.23%	49.11%
FIVE YEARS	141.86%	141.42%	149.71%	19.32%	19.28%	20.08%
TEN YEARS	234.66%	234.96%	253.74%	12.84%	12.85%	13.47%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Convertible Securities ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays Convertible Securities ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Wells Fargo & Co. 7.50% 12/31/2049	1.9%
Broadcom, Inc. 8.00% 9/30/2022	1.8
Bank of America Corp. 7.25% 12/31/2049	1.4
Sea, Ltd. 2.38% 12/1/2025	1.1
Southwest Airlines Co. 1.25% 5/1/2025	1.1
TOTAL	7.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Corporate Bonds & Notes	79.0%
Convertible Preferred Stocks	20.8
Short-Term Investments	5.8
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Communications	27.8%
Technology	23.2
Consumer, Non-cyclical	17.2
Consumer, Cyclical	11.5
Financial	6.6
Utilities	6.5
Energy	2.7
Industrial	2.6
Basic Materials	1.7
Short-Term Investments	5.8
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Bloomberg Barclays High Yield Bond ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. The Fund’s benchmark is the Bloomberg Barclays High Yield Very Liquid Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 13.99%, and the Index was 14.12%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and security misweights from sampling contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. The high yield sector was hit particularly hard as investor risk-off sentiment shifted allocations out of the asset class and volatility drove spreads to historical wides of 1,100 basis points (bps). However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized marking the beginning of a widespread rally across a number of fixed income sectors, including high yield. A broader economic recovery continued into 2021 with high yield companies hardest hit by the pandemic seeing positive returns. Spreads within the high yield sector tightened over the Reporting Period, declining from 629 bps in June 2020 to 267 bps a year later, marking the tightest levels since 2007 and leading to positive performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Bloomberg Barclays High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays High Yield Very Liquid Index	Net Asset Value	Market Value	Bloomberg Barclays High Yield Very Liquid Index
ONE YEAR	13.99%	14.01%	14.12%	13.99%	14.01%	14.12%
FIVE YEARS	36.43%	34.99%	40.17%	6.41%	6.18%	6.99%
TEN YEARS	67.07%	65.93%	83.69%	5.27%	5.19%	6.27%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Bloomberg Barclays High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
TransDigm, Inc. 6.25% 3/15/2026	0.4%
Carnival Corp. 11.50% 4/1/2023	0.4
Centene Corp. 4.63% 12/15/2029	0.3
Carnival Corp. 5.75% 3/1/2027	0.3
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026	0.3
TOTAL	1.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Corporate Bonds & Notes	98.1%
Common Stocks	0.0 *
Short-Term Investments	6.4
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Consumer, Cyclical	21.2%
Consumer, Non-cyclical	18.2
Communications	17.2
Energy	12.8
Financial	9.7
Industrial	8.4
Basic Materials	4.1
Technology	4.0
Utilities	2.5
Short-Term Investments	6.4
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Short Term High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield short term corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 14.79%, and the Index was 14.83%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. The high yield sector was hit particularly hard as investor risk-off sentiment shifted allocations out of the asset class and volatility drove spreads to historical wides of 1,540 basis points (bps). However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized marking the beginning of a widespread rally across a number of fixed income sectors, including high yield. A broader economic recovery continued into 2021 with high yield companies hardest hit by the pandemic seeing positive returns. Spreads within the high yield sector tightened over the Reporting Period, declining from 736 bps in June 2020 to 254 bps a year later, marking the tightest levels since 2007 and leading to positive performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	Net Asset Value	Market Value	Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
ONE YEAR	14.79%	14.92%	14.83%	14.79%	14.92%	14.83%
FIVE YEARS	35.18%	34.40%	35.88%	6.21%	6.09%	6.32%
SINCE INCEPTION(1)	52.58%	52.82%	62.79%	4.65%	4.67%	5.38%
(1)	For the period March 14, 2012 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/14/12, 3/15/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
TransDigm, Inc. 6.25% 3/15/2026	0.8%
Carnival Corp. 11.50% 4/1/2023	0.7
Caesars Entertainment, Inc. 6.25% 7/1/2025	0.6
American Airlines, Inc. 11.75% 7/15/2025	0.6
Sprint Corp. 7.88% 9/15/2023	0.6
TOTAL	3.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Corporate Bonds & Notes	96.7%
Common Stocks	0.1
Warrants	0.0 *
Senior Floating Rate Loans	0.0 *
Short-Term Investments	7.3
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Consumer, Cyclical	25.6%
Energy	13.2
Communications	13.2
Consumer, Non-cyclical	12.4
Financial	12.1
Industrial	9.7
Technology	4.4
Basic Materials	4.2
Utilities	1.8
Diversified	0.2
Short-Term Investments	7.3
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 79.0%
AIRLINES — 2.3%
American Airlines Group, Inc. 6.50%, 7/1/2025 (a)	$ 20,940,000	$ 32,816,330
Copa Holdings SA 4.50%, 4/15/2025	7,350,000	12,009,239
GOL Equity Finance SA 3.75%, 7/15/2024 (b)	8,720,000	7,891,251
JetBlue Airways Corp. 0.50%, 4/1/2026 (a) (b)	13,315,000	13,307,810
Southwest Airlines Co. 1.25%, 5/1/2025	47,805,000	72,428,400
Spirit Airlines, Inc. 1.00%, 5/15/2026 (a)	10,930,000	10,492,581
		148,945,611
APPAREL — 0.3%
Under Armour, Inc. 1.50%, 6/1/2024	10,192,000	20,039,001
AUTO MANUFACTURERS — 1.7%
Ford Motor Co. Zero Coupon, 3/15/2026 (b)	48,830,000	54,041,626
Li Auto, Inc. 0.25%, 5/1/2028 (b)	20,195,000	28,145,166
NIO, Inc.:
Zero Coupon, 2/1/2026 (a) (b)	16,905,000	16,080,543
0.50%, 2/1/2027 (a) (b)	15,400,000	14,520,814
		112,788,149
BANKS — 0.2%
JPMorgan Chase Bank NA 0.13%, 1/1/2023 (a) (b)	10,778,000	11,999,902
BIOTECHNOLOGY — 3.9%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (a)	8,990,000	9,349,510
1.25%, 5/15/2027	12,236,000	12,296,201
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029 (b)	15,600,000	15,142,140
2.50%, 3/15/2027	11,170,000	18,324,497
Exact Sciences Corp.:
0.38%, 3/15/2027	22,715,000	30,125,769
See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
0.38%, 3/1/2028	$ 25,683,000	$ 31,876,199
1.00%, 1/15/2025 (a)	2,770,000	4,907,720
Guardant Health, Inc. Zero Coupon, 11/15/2027 (b)	24,360,000	27,848,352
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027 (b)	13,810,000	12,931,131
Illumina, Inc. Zero Coupon, 8/15/2023 (a)	19,058,000	24,221,765
Insmed, Inc.:
0.75%, 6/1/2028 (a)	11,920,000	13,236,445
1.75%, 1/15/2025	704,000	739,545
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	7,738,000	6,951,896
Ionis Pharmaceuticals, Inc.:
Zero Coupon, 4/1/2026 (b)	8,445,000	8,241,898
0.13%, 12/15/2024	14,880,000	13,818,758
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023	12,052,000	11,917,861
Livongo Health, Inc. 0.88%, 6/1/2025	9,440,000	14,996,101
		256,925,788
COMMERCIAL SERVICES — 3.7%
2U, Inc. 2.25%, 5/1/2025	8,856,000	14,519,058
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026 (b)	10,110,000	9,315,961
Chegg, Inc.:
Zero Coupon, 9/1/2026 (b)	19,570,000	20,350,452
0.13%, 3/15/2025 (a)	14,793,000	24,961,560
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (a)	10,041,000	11,538,213
Repay Holdings Corp. Zero Coupon, 2/1/2026 (b)	10,580,000	10,501,920
Shift4 Payments, Inc. Zero Coupon, 12/15/2025 (b)	15,362,000	20,725,335
Square, Inc.:
Zero Coupon, 5/1/2026 (b)	9,935,000	11,183,531
0.13%, 3/1/2025	21,844,000	44,994,053
0.25%, 11/1/2027 (a) (b)	14,110,000	16,421,641
0.50%, 5/15/2023	17,011,000	53,179,618
See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Stride, Inc. 1.13%, 9/1/2027 (b)	$ 8,890,000	$ 8,267,433
		245,958,775
COMPUTERS — 2.4%
CyberArk Software, Ltd. Zero Coupon, 11/15/2024	10,092,000	10,944,370
Insight Enterprises, Inc. 0.75%, 2/15/2025	6,874,000	10,485,187
KBR, Inc. 2.50%, 11/1/2023	5,855,000	9,163,836
Lumentum Holdings, Inc.:
0.25%, 3/15/2024	8,713,000	12,705,732
0.50%, 12/15/2026	21,381,000	23,164,176
Parsons Corp. 0.25%, 8/15/2025 (b)	8,545,000	9,072,227
Pure Storage, Inc. 0.13%, 4/15/2023	11,683,000	12,264,930
Rapid7, Inc. 0.25%, 3/15/2027 (b)	12,815,000	14,221,831
Western Digital Corp. 1.50%, 2/1/2024 (a)	20,963,000	22,373,391
Zscaler, Inc. 0.13%, 7/1/2025 (b)	23,945,000	37,336,241
		161,731,921
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Coinbase Global, Inc. 0.50%, 6/1/2026 (b)	29,905,000	30,285,391
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (b)	12,040,000	13,021,742
LendingTree, Inc. 0.50%, 7/15/2025 (b)	10,814,000	9,755,742
		53,062,875
ELECTRIC — 0.3%
NRG Energy, Inc. 2.75%, 6/1/2048	15,020,000	17,450,236
ELECTRONICS — 0.7%
Fortive Corp. 0.88%, 2/15/2022	24,339,000	24,418,588
Itron, Inc. Zero Coupon, 3/15/2026 (b)	13,740,000	14,234,503
See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	$ 9,335,000	$ 9,822,660
		48,475,751
ENERGY-ALTERNATE SOURCES — 1.5%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026 (b)	12,420,000	12,161,167
Zero Coupon, 3/1/2028 (b)	10,930,000	10,607,674
NextEra Energy Partners L.P.:
Zero Coupon, 6/15/2024 (b)	10,930,000	10,893,603
Zero Coupon, 11/15/2025 (a) (b)	14,390,000	15,614,445
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025 (b)	12,830,000	16,074,836
Sunnova Energy International, Inc. 0.25%, 12/1/2026 (b)	11,920,000	14,783,065
SunPower Corp. 4.00%, 1/15/2023	10,470,000	14,905,092
Sunrun, Inc. Zero Coupon, 2/1/2026 (a) (b)	7,950,000	7,153,728
		102,193,610
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc. 4.50%, 8/15/2025 (b)	8,480,000	15,053,696
DraftKings, Inc. Zero Coupon, 3/15/2028 (b)	26,925,000	24,249,463
Live Nation Entertainment, Inc.:
2.00%, 2/15/2025 (a)	9,039,000	10,095,297
2.50%, 3/15/2023	11,100,000	15,556,983
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026 (b)	11,500,000	12,681,855
Vail Resorts, Inc. Zero Coupon, 1/1/2026 (a) (b)	12,320,000	12,858,507
		90,495,801
FOOD — 0.4%
Beyond Meat, Inc. Zero Coupon, 3/15/2027 (b)	23,545,000	24,097,601
HEALTH CARE PRODUCTS — 2.0%
Envista Holdings Corp. 2.38%, 6/1/2025 (a)	9,834,000	20,982,511
Haemonetics Corp. Zero Coupon, 3/1/2026 (b)	10,555,000	8,890,687
See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Insulet Corp. 0.38%, 9/1/2026	$ 16,719,000	$ 22,700,724
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	11,991,000	13,150,410
Novocure, Ltd. Zero Coupon, 11/1/2025 (b)	10,880,000	16,389,088
NuVasive, Inc.:
0.38%, 3/15/2025	8,954,000	8,873,235
1.00%, 6/1/2023	8,954,000	9,354,065
Omnicell, Inc. 0.25%, 9/15/2025 (b)	11,635,000	18,810,072
SmileDirectClub, Inc. Zero Coupon, 2/1/2026 (b)	15,895,000	13,044,549
		132,195,341
HEALTH CARE SERVICES — 0.8%
Invitae Corp. 2.00%, 9/1/2024	7,971,000	10,814,335
Oak Street Health, Inc. Zero Coupon, 3/15/2026 (b)	18,580,000	18,994,148
Teladoc Health, Inc. 1.25%, 6/1/2027 (a)	20,756,000	23,273,703
		53,082,186
HOME BUILDERS — 0.1%
LCI Industries 1.13%, 5/15/2026 (b)	7,950,000	8,106,058
INTERNET — 21.6%
21Vianet Group, Inc. Zero Coupon, 2/1/2026 (a) (b)	13,015,000	11,382,789
Airbnb, Inc. Zero Coupon, 3/15/2026 (b)	40,985,000	38,597,624
Booking Holdings, Inc.:
0.75%, 5/1/2025 (a)	17,212,000	24,383,896
0.90%, 9/15/2021	20,475,000	22,266,358
Etsy, Inc.:
0.13%, 10/1/2026	13,995,000	33,540,137
0.13%, 9/1/2027 (a) (b)	16,515,000	21,223,261
0.25%, 6/15/2028 (b)	16,425,000	18,106,099
Expedia Group, Inc. Zero Coupon, 2/15/2026 (a) (b)	19,375,000	20,973,631
See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Farfetch, Ltd. 3.75%, 5/1/2027	$ 8,445,000	$ 27,504,858
FireEye, Inc.:
0.88%, 6/1/2024	16,691,000	18,941,114
Series B, 1.63%, 6/1/2035 (a)	7,880,000	7,833,587
Fiverr International, Ltd. Zero Coupon, 11/1/2025 (b)	8,595,000	11,496,242
fuboTV, Inc. 3.25%, 2/15/2026 (b)	7,205,000	7,087,919
iQIYI, Inc.:
2.00%, 4/1/2025	22,304,000	20,900,186
3.75%, 12/1/2023	15,809,000	15,933,259
4.00%, 12/15/2026	18,705,000	18,757,748
JOYY, Inc.:
0.75%, 6/15/2025	10,370,000	10,403,495
1.38%, 6/15/2026	10,320,000	10,170,257
Lyft, Inc. 1.50%, 5/15/2025	15,275,000	26,097,490
Magnite, Inc. 0.25%, 3/15/2026 (b)	5,960,000	5,339,683
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (b)	12,411,000	23,811,745
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (b)	12,570,000	25,592,520
Match Group Financeco, Inc. 0.88%, 10/1/2022 (b)	10,122,000	37,113,021
MercadoLibre, Inc. 2.00%, 8/15/2028 (a)	8,846,000	31,345,713
Momo, Inc. 1.25%, 7/1/2025	11,697,000	10,448,579
NortonLifeLock, Inc. 2.00%, 8/15/2022 (b)	13,720,000	18,830,014
Okta, Inc.:
0.13%, 9/1/2025 (a)	22,705,000	32,758,547
0.38%, 6/15/2026	22,813,000	28,401,501
Palo Alto Networks, Inc.:
0.38%, 6/1/2025	42,590,000	57,886,198
0.75%, 7/1/2023	32,950,000	48,049,008
Pinduoduo, Inc. Zero Coupon, 12/1/2025 (a)	41,131,000	42,334,904
Proofpoint, Inc. 0.25%, 8/15/2024	18,694,000	23,392,363
See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Q2 Holdings, Inc. 0.13%, 11/15/2025 (b)	$ 7,625,000	$ 7,677,460
Sea, Ltd.:
1.00%, 12/1/2024	8,887,000	48,553,680
2.38%, 12/1/2025	23,675,000	73,089,460
Shopify, Inc. 0.13%, 11/1/2025 (a)	18,010,000	23,420,204
Snap, Inc.:
Zero Coupon, 5/1/2027 (b)	24,855,000	26,575,960
0.25%, 5/1/2025	12,360,000	38,901,122
0.75%, 8/1/2026	16,790,000	50,685,316
Spotify USA, Inc. Zero Coupon, 3/15/2026 (b)	28,315,000	26,563,151
Twitter, Inc.:
Zero Coupon, 3/15/2026 (b)	26,825,000	25,650,870
0.25%, 6/15/2024	26,564,000	36,559,236
1.00%, 9/15/2021	21,790,000	22,231,030
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (a) (b)	23,300,000	23,668,839
Wayfair, Inc.:
0.63%, 10/1/2025 (b)	33,155,000	35,367,765
1.00%, 8/15/2026	19,670,000	43,344,812
Wayfair, Inc. 1.13%, 11/1/2024	11,059,000	30,117,085
Weibo Corp. 1.25%, 11/15/2022 (a)	18,074,000	17,599,919
Wix.com, Ltd.:
Zero Coupon, 7/1/2023	7,988,000	16,518,705
Zero Coupon, 8/15/2025 (b)	11,322,000	11,843,265
Zendesk, Inc. 0.63%, 6/15/2025	22,405,000	32,772,466
Zillow Group, Inc.:
0.75%, 9/1/2024	13,885,000	39,002,826
1.38%, 9/1/2026	9,645,000	27,273,649
2.75%, 5/15/2025	11,327,000	22,508,675
		1,430,829,241
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
3.75%, 2/1/2022	7,575,000	7,939,358
4.63%, 3/1/2024	7,528,000	8,263,335
		16,202,693
See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
IRON/STEEL — 0.2%
United States Steel Corp. 5.00%, 11/1/2026	$ 7,266,000	$ 14,693,378
LEISURE TIME — 2.5%
Carnival Corp. 5.75%, 4/1/2023	10,980,000	30,094,094
NCL Corp., Ltd.:
5.38%, 8/1/2025 (b)	9,400,000	17,099,164
6.00%, 5/15/2024	17,785,000	41,275,784
Peloton Interactive, Inc. Zero Coupon, 2/15/2026 (b)	24,375,000	23,649,356
Royal Caribbean Cruises, Ltd.:
2.88%, 11/15/2023 (b)	16,095,000	20,193,913
4.25%, 6/15/2023 (b)	23,283,000	31,791,074
		164,103,385
LODGING — 0.4%
Huazhu Group, Ltd.:
0.38%, 11/1/2022 (a)	8,385,000	10,549,252
3.00%, 5/1/2026 (a) (b)	11,446,000	16,469,192
		27,018,444
MACHINERY-DIVERSIFIED — 0.3%
Middleby Corp. 1.00%, 9/1/2025 (b)	14,555,000	21,021,204
MEDIA — 4.6%
Cable One, Inc. Zero Coupon, 3/15/2026 (b)	9,935,000	9,947,319
DISH Network Corp.:
Zero Coupon, 12/15/2025 (b)	43,170,000	50,285,711
2.38%, 3/15/2024	19,717,000	19,131,208
3.38%, 8/15/2026	61,723,000	63,058,069
Liberty Broadband Corp.:
1.25%, 9/30/2050 (b)	21,375,000	21,552,626
2.75%, 9/30/2050 (b)	10,332,000	10,900,777
Liberty Interactive LLC:
1.75%, 9/30/2046 (a) (b)	5,672,000	12,035,133
3.75%, 2/15/2030	8,990,000	6,784,124
4.00%, 11/15/2029	7,657,000	5,865,645
Liberty Latin America, Ltd. 2.00%, 7/15/2024	9,689,000	9,838,017
See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Liberty Media Corp.:
0.50%, 12/1/2050 (b)	$ 16,570,000	$ 19,137,356
1.38%, 10/15/2023	18,852,000	24,933,655
2.13%, 3/31/2048 (a) (b)	6,468,000	6,770,056
2.25%, 12/1/2048 (b)	10,033,000	13,434,287
2.75%, 12/1/2049 (b)	15,390,000	16,145,033
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	9,942,000	13,505,710
		303,324,726
MINING — 0.2%
MP Materials Corp. 0.25%, 4/1/2026 (b)	14,405,000	15,425,162
MISCELLANEOUS MANUFACTURER — 0.1%
John Bean Technologies Corp. 0.25%, 5/15/2026 (b)	7,950,000	8,440,117
OIL & GAS — 0.9%
EQT Corp. 1.75%, 5/1/2026 (a)	10,935,000	18,195,621
Pioneer Natural Resources Co. 0.25%, 5/15/2025	27,284,000	43,519,890
		61,715,511
PHARMACEUTICALS — 2.7%
Aphria, Inc. 5.25%, 6/1/2024 (b)	6,035,000	10,999,270
Dexcom, Inc. 0.25%, 11/15/2025	26,320,000	27,603,363
DexCom, Inc. 0.75%, 12/1/2023	17,180,000	44,709,404
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	11,525,000	12,540,583
Jazz Investments I, Ltd.:
1.50%, 8/15/2024	10,563,000	11,612,645
2.00%, 6/15/2026	21,160,000	28,168,192
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (a)	7,192,000	9,546,157
Pacira BioSciences, Inc. 0.75%, 8/1/2025 (b)	7,155,000	7,814,333
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	10,950,000	14,513,897
See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023	$ 7,550,000	$ 7,458,872
Tilray, Inc. 5.00%, 10/1/2023	5,487,000	5,372,871
		180,339,587
PIPELINES — 0.2%
Cheniere Energy, Inc. 4.25%, 3/15/2045 (a)	9,146,000	7,685,475
Golar LNG, Ltd. 2.75%, 2/15/2022	7,335,000	7,275,587
		14,961,062
REAL ESTATE — 0.6%
Realogy Group Co. 0.25%, 6/15/2026 (b)	9,065,000	9,315,738
Redfin Corp.:
Zero Coupon, 10/15/2025 (b)	13,420,000	15,157,219
0.50%, 4/1/2027 (b)	11,895,000	11,759,754
		36,232,711
REAL ESTATE INVESTMENT TRUSTS — 0.4%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	8,095,000	8,238,201
Pebblebrook Hotel Trust 1.75%, 12/15/2026	13,215,000	14,959,512
		23,197,713
RETAIL — 2.3%
American Eagle Outfitters, Inc. 3.75%, 4/15/2025	8,195,000	35,746,426
Burlington Stores, Inc. 2.25%, 4/15/2025	16,810,000	26,748,240
Dick's Sporting Goods, Inc. 3.25%, 4/15/2025	11,930,000	35,280,708
National Vision Holdings, Inc. 2.50%, 5/15/2025	8,765,000	15,459,444
RH Zero Coupon, 9/15/2024	7,719,000	24,646,381
Vroom, Inc. 0.75%, 7/1/2026 (b)	12,970,000	13,356,117
		151,237,316
See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
SEMICONDUCTORS — 2.6%
Cree, Inc.:
0.88%, 9/1/2023 (a)	$ 8,208,000	$ 13,710,972
1.75%, 5/1/2026	11,285,000	24,559,320
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026 (b)	9,870,000	10,280,493
Microchip Technology, Inc.:
0.13%, 11/15/2024 (a)	17,265,000	19,387,214
1.63%, 2/15/2027	6,714,000	14,883,729
ON Semiconductor Corp. Zero Coupon, 5/1/2027 (b)	17,910,000	18,700,906
Silicon Laboratories, Inc. 0.63%, 6/15/2025	11,854,000	16,460,820
Synaptics, Inc. 0.50%, 6/15/2022	10,363,000	21,789,969
Teradyne, Inc. 1.25%, 12/15/2023	7,994,000	33,800,710
		173,574,133
SOFTWARE — 15.9%
8x8, Inc. 0.50%, 2/1/2024	10,920,000	13,578,256
Akamai Technologies, Inc.:
0.13%, 5/1/2025 (a)	23,176,000	30,358,706
0.38%, 9/1/2027	24,735,000	28,656,982
Alteryx, Inc.:
0.50%, 8/1/2024	8,570,000	8,230,628
1.00%, 8/1/2026 (a)	6,496,000	6,136,446
Atlassian, Inc. 0.63%, 5/1/2023	10,430,000	32,737,580
Avaya Holdings Corp. 2.25%, 6/15/2023	7,783,000	9,175,067
Bandwidth, Inc. 0.25%, 3/1/2026	9,484,000	15,402,775
Bentley Systems, Inc.:
0.13%, 1/15/2026 (b)	13,910,000	16,621,337
0.38%, 7/1/2027 (b)	12,900,000	13,220,565
Bilibili, Inc.:
1.25%, 6/15/2027	18,112,000	54,615,106
1.38%, 4/1/2026	8,965,000	43,982,469
Bill.com Holdings, Inc. Zero Coupon, 12/1/2025 (b)	25,235,000	33,675,098
See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Blackline, Inc.:
Zero Coupon, 3/15/2026 (b)	$ 24,340,000	$ 23,407,291
0.13%, 8/1/2024	4,983,000	7,983,513
Ceridian HCM Holding, Inc. 0.25%, 3/15/2026 (b)	11,930,000	12,069,342
Cloudflare, Inc. 0.75%, 5/15/2025	12,049,000	34,274,224
Coupa Software, Inc.:
0.13%, 6/15/2025 (a)	17,318,000	29,959,621
0.38%, 6/15/2026	27,679,000	32,026,817
Datadog, Inc. 0.13%, 6/15/2025	15,671,000	21,044,899
DocuSign, Inc. Zero Coupon, 1/15/2024 (a) (b)	13,340,000	13,823,708
Dropbox, Inc.:
Zero Coupon, 3/1/2026 (b)	12,815,000	13,755,749
Zero Coupon, 3/1/2028 (b)	19,400,000	21,294,022
Envestnet, Inc. 0.75%, 8/15/2025 (b)	13,765,000	13,678,831
Everbridge, Inc.:
Zero Coupon, 3/15/2026 (b)	6,160,000	6,328,230
0.13%, 12/15/2024	11,097,000	15,200,449
Fastly, Inc. Zero Coupon, 3/15/2026 (b)	19,670,000	18,353,880
Five9, Inc. 0.50%, 6/1/2025 (b)	14,270,000	21,145,857
Guidewire Software, Inc. 1.25%, 3/15/2025	8,800,000	10,301,984
HubSpot, Inc. 0.38%, 6/1/2025	9,511,000	20,181,391
j2 Global, Inc.:
1.75%, 11/1/2026 (a) (b)	11,520,000	14,754,240
3.25%, 6/15/2029	7,979,000	16,140,480
LivePerson, Inc. Zero Coupon, 12/15/2026 (b)	10,735,000	11,489,778
Medallia, Inc. 0.13%, 9/15/2025 (b)	12,939,000	14,098,981
MicroStrategy, Inc.:
Zero Coupon, 2/15/2027 (a) (b)	21,360,000	15,946,308
0.75%, 12/15/2025 (a) (b)	13,760,000	24,512,614
MongoDB, Inc. 0.25%, 1/15/2026	22,671,000	40,947,907
See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
New Relic, Inc. 0.50%, 5/1/2023 (a)	$ 9,660,000	$ 9,577,793
Nuance Communications, Inc.:
1.00%, 12/15/2035	6,569,000	14,779,856
1.25%, 4/1/2025	365,000	1,014,306
Nutanix, Inc. Zero Coupon, 1/15/2023 (a)	10,190,000	10,772,868
Pegasystems, Inc. 0.75%, 3/1/2025	12,625,000	15,058,090
Progress Software Corp. 1.00%, 4/15/2026 (b)	8,460,000	8,544,515
RingCentral, Inc.:
Zero Coupon, 3/1/2025	19,265,000	21,388,774
Zero Coupon, 3/15/2026 (b)	14,605,000	14,813,852
Sailpoint Technologies Holdings, Inc. 0.13%, 9/15/2024	7,883,000	14,750,275
Slack Technologies, Inc. 0.50%, 4/15/2025	18,646,000	28,039,668
Splunk, Inc.:
0.50%, 9/15/2023	12,643,000	14,708,361
1.13%, 9/15/2025 (a)	19,221,000	23,513,818
1.13%, 6/15/2027	30,155,000	29,361,924
Tyler Technologies, Inc. 0.25%, 3/15/2026 (b)	13,115,000	14,418,762
Workday, Inc. 0.25%, 10/1/2022	23,151,000	38,109,556
Zynga, Inc.:
Zero Coupon, 12/15/2026 (b)	18,059,000	19,363,582
0.25%, 6/1/2024	13,873,000	19,167,076
		1,056,494,207
TELECOMMUNICATIONS — 0.7%
Infinera Corp. 2.13%, 9/1/2024	8,855,000	10,900,239
InterDigital, Inc. 2.00%, 6/1/2024	7,628,000	8,435,119
Nice, Ltd. Zero Coupon, 9/15/2025 (a) (b)	9,136,000	9,751,401
Viavi Solutions, Inc. 1.00%, 3/1/2024 (a)	10,071,000	14,227,705
		43,314,464
See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.1%
Greenbrier Cos., Inc. 2.88%, 4/15/2028 (b)	$ 7,960,000	$ 8,345,503
TOTAL CORPORATE BONDS & NOTES (Cost $4,376,144,738)		5,238,019,163
	Shares
CONVERTIBLE PREFERRED STOCKS — 20.8%
AGRICULTURE — 0.2%
Bunge, Ltd. 4.88%, 12/31/2049	137,555	15,988,018
AUTO PARTS & EQUIPMENT — 0.6%
Aptiv PLC Series A, 5.50%, 6/15/2023 (a)	228,110	40,790,630
BANKS — 3.3%
Bank of America Corp. Series L, 7.25%, 12/31/2049	63,628	90,097,248
Wells Fargo & Co. Series L, 7.50%, 12/31/2049 (a)	82,099	125,300,315
		215,397,563
CHEMICALS — 0.3%
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021	436,125	22,072,286
DIVERSIFIED FINANCIAL SERVICES — 1.2%
2020 Mandatory Exchangeable Trust 6.50%, 5/16/2023 (b)	14,665	26,472,085
AMG Capital Trust II 5.15%, 10/15/2037	170,573	10,232,674
KKR & Co., Inc. Series C, 6.00%, 9/15/2023 (a)	522,944	40,298,065
		77,002,824
ELECTRIC — 5.8%
AES Corp. 6.88%, 2/15/2024	268,575	28,890,613
Algonquin Power & Utilities Corp. 7.75%, 6/15/2024	488,055	24,235,786
American Electric Power Co., Inc.:
6.13%, 3/15/2022	309,380	15,199,839
See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
6.13%, 8/15/2023	405,820	$ 20,794,217
CenterPoint Energy, Inc.:
4.57%, 9/15/2029 (c)	270,171	17,381,992
Series B, 7.00%, 9/1/2021	419,760	19,023,523
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022	335,315	32,569,146
DTE Energy Co. 6.25%, 11/1/2022	520,605	25,733,505
NextEra Energy, Inc.:
4.87%, 9/1/2022 (d)	596,755	33,507,793
5.28%, 3/1/2023 (d)	1,022,135	50,043,730
6.22%, 9/1/2023 (d)	937,835	46,329,049
PG&E Corp. 5.50%, 8/16/2023	340,775	34,544,362
Southern Co. Series 2019, 6.75%, 8/1/2022	719,805	36,443,727
		384,697,282
ELECTRONICS — 0.2%
II-VI, Inc. Series A, 6.00%, 7/1/2023	45,205	13,613,486
ENGINEERING & CONSTRUCTION — 0.2%
Fluor Corp. 6.50%, 8/15/2051 (b)	11,425	12,120,782
ENVIRONMENTAL CONTROL — 0.3%
GFL Environmental, Inc. 6.00%, 3/15/2023 (a)	277,690	20,757,327
GAS — 0.3%
NiSource, Inc. 7.75%, 3/1/2024 (a)	179,825	18,484,212
HAND & MACHINE TOOLS — 0.3%
Stanley Black & Decker, Inc. 5.25%, 11/15/2022 (a)	183,100	22,105,663
HEALTH CARE PRODUCTS — 2.8%
Avantor, Inc. Series A, 6.25%, 5/15/2022 (a)	418,270	45,825,661
Boston Scientific Corp. Series A, 5.50%, 6/1/2023	195,725	22,715,844
See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Danaher Corp.:
Series A, 4.75%, 4/15/2022	32,785	$ 58,967,429
Series B, 5.00%, 4/15/2023 (a)	36,760	54,230,925
		181,739,859
IRON/STEEL — 0.9%
ArcelorMittal SA 5.50%, 5/18/2023 (a)	845,962	62,372,778
MACHINERY-DIVERSIFIED — 0.2%
Colfax Corp. 5.75%, 1/15/2022	72,725	13,541,395
MEDIA — 0.2%
ViacomCBS, Inc. Series A, 5.75%, 4/1/2024 (a)	198,705	14,730,002
PHARMACEUTICALS — 0.8%
Becton Dickinson and Co. Series B, 6.00%, 6/1/2023 (a)	713,000	38,152,630
Elanco Animal Health, Inc. 5.00%, 2/1/2023	225,060	12,076,720
		50,229,350
SEMICONDUCTORS — 1.8%
Broadcom, Inc. Series A, 8.00%, 9/30/2022	76,720	116,604,426
SOFTWARE — 0.5%
Clarivate PLC Series A, 5.25%, 6/1/2024	298,800	31,284,360
TELECOMMUNICATIONS — 0.8%
2020 Cash Mandatory Exchangeable Trust 5.25%, 6/1/2023 (b)	41,730	52,578,548
WATER — 0.1%
Essential Utilities, Inc. 6.00%, 4/30/2022	146,345	8,368,007
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,190,801,672)		1,374,478,798
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	65,260,023	65,279,601
See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	320,117,599	$ 320,117,599
TOTAL SHORT-TERM INVESTMENTS (Cost $385,397,200)		385,397,200
TOTAL INVESTMENTS — 105.6% (Cost $5,952,343,610)		6,997,895,161
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(369,509,455)
NET ASSETS — 100.0%		$ 6,628,385,706
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 29.5% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2021. Maturity date shown is the final maturity.
(d)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$5,238,019,163	$—	$5,238,019,163
Convertible Preferred Stocks	1,265,925,391	108,553,407	—	1,374,478,798
Short-Term Investments	385,397,200	—	—	385,397,200
TOTAL INVESTMENTS	$1,651,322,591	$5,346,572,570	$—	$6,997,895,161
See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
NextEra Energy, Inc.	—	$ —	$ 68,776,469	$ 22,281,174	$ (619,092)	$ 452,846	937,835	$ 46,329,049	$1,932,226
NextEra Energy, Inc.	956,300	40,594,935	18,746,170	15,213,273	1,335,134	4,580,764	1,022,135	50,043,730	2,754,780
NextEra Energy, Inc.	574,150	27,869,241	16,320,583	14,965,195	1,112,046	3,171,118	596,755	33,507,793	1,535,350
State Street Institutional Liquid Reserves Fund, Premier Class	25,651,670	25,661,930	767,485,383	727,867,777	65	—	65,260,023	65,279,601	11,612
State Street Navigator Securities Lending Portfolio II	233,003,345	233,003,345	2,301,910,627	2,214,796,373	—	—	320,117,599	320,117,599	1,101,263
Total		$327,129,451	$3,173,239,232	$2,995,123,792	$1,828,153	$8,204,728		$515,277,772	$7,335,231

See accompanying notes to financial statements.
28

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 8,650,000	$ 9,144,866
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	9,002,000	9,324,902
7.75%, 4/15/2028 (a) (b)	9,191,000	9,627,113
Lamar Media Corp.:
3.63%, 1/15/2031 (a) (b)	4,612,000	4,510,121
3.75%, 2/15/2028 (b)	3,451,000	3,510,599
4.00%, 2/15/2030	4,719,000	4,786,293
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a) (b)	3,884,000	3,905,051
4.63%, 3/15/2030 (a)	4,042,000	4,097,496
5.00%, 8/15/2027 (a)	5,424,000	5,620,132
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	9,012,000	9,731,969
		64,258,542
AEROSPACE & DEFENSE — 1.8%
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	4,759,000	4,892,490
Howmet Aerospace, Inc. 6.88%, 5/1/2025	10,185,000	11,856,766
Moog, Inc. 4.25%, 12/15/2027 (a)	4,660,000	4,824,545
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	6,754,000	7,412,380
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	5,305,000	5,212,958
5.50%, 1/15/2025 (a)	5,468,000	5,815,655
7.50%, 4/15/2025 (a)	11,494,000	12,291,224
SSL Robotics LLC 9.75%, 12/31/2023 (a)	4,580,000	5,051,786
TransDigm, Inc.:
4.63%, 1/15/2029 (a)	10,475,000	10,507,263
4.88%, 5/1/2029 (a) (b)	6,915,000	6,987,538
5.50%, 11/15/2027	21,852,000	22,785,080
6.25%, 3/15/2026 (a)	37,068,000	39,099,697
6.38%, 6/15/2026	7,417,000	7,678,227
7.50%, 3/15/2027	6,465,000	6,885,290
8.00%, 12/15/2025 (a)	9,545,000	10,311,272
See accompanying notes to financial statements.
29

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Triumph Group, Inc.:
6.25%, 9/15/2024 (a) (b)	$ 4,133,000	$ 4,196,483
8.88%, 6/1/2024 (a)	6,060,000	6,771,202
		172,579,856
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a) (b)	3,797,000	3,985,065
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	6,675,000	6,808,767
10.50%, 11/1/2026 (a)	4,738,000	5,032,230
		15,826,062
AIRLINES — 1.8%
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	5,086,000	4,684,918
5.00%, 6/1/2022 (a) (b)	1,029,000	1,029,813
American Airlines, Inc. 11.75%, 7/15/2025 (a)	21,026,000	26,383,635
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	28,818,000	30,594,341
5.75%, 4/20/2029 (a)	24,955,400	26,987,269
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	7,642,000	7,778,104
3.63%, 3/15/2022	203,000	205,822
3.75%, 10/28/2029 (b)	4,874,000	4,869,906
3.80%, 4/19/2023 (b)	3,770,000	3,911,563
4.38%, 4/19/2028 (b)	3,610,000	3,788,334
7.38%, 1/15/2026 (b)	11,683,000	13,711,870
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	10,528,000	11,299,492
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	5,296,359	6,002,575
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	17,023,000	17,622,720
4.63%, 4/15/2029 (a)	16,866,000	17,469,803
		176,340,165
APPAREL — 0.2%
Hanesbrands, Inc. 5.38%, 5/15/2025 (a)	4,560,000	4,826,167
See accompanying notes to financial statements.
30

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	$ 4,433,000	$ 4,418,194
William Carter Co.:
5.50%, 5/15/2025 (a)	3,936,000	4,161,375
5.63%, 3/15/2027 (a)	5,758,000	6,055,977
		19,461,713
AUTO MANUFACTURERS — 2.8%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	8,354,000	8,197,279
5.88%, 6/1/2029 (a)	4,598,000	5,051,501
Aston Martin Capital Holdings, Ltd. PIK 10.50%, 11/30/2025 (a)	10,227,000	11,390,014
Ford Motor Co.:
4.35%, 12/8/2026 (b)	9,056,000	9,721,073
8.50%, 4/21/2023	19,431,000	21,684,024
9.00%, 4/22/2025	18,849,000	23,226,869
9.63%, 4/22/2030	6,069,000	8,699,487
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	4,260,000	4,250,756
2.98%, 8/3/2022	4,902,000	4,969,452
3.09%, 1/9/2023	9,038,000	9,220,929
3.35%, 11/1/2022	7,296,000	7,474,314
3.37%, 11/17/2023 (b)	3,474,000	3,603,719
3.38%, 11/13/2025	11,445,000	11,868,007
3.63%, 6/17/2031	5,998,000	6,111,062
3.81%, 1/9/2024	4,632,000	4,840,857
3.82%, 11/2/2027	4,955,000	5,160,335
4.00%, 11/13/2030 (b)	8,095,000	8,491,655
4.06%, 11/1/2024	8,491,000	9,029,244
4.13%, 8/17/2027	6,305,000	6,691,875
4.14%, 2/15/2023	5,713,000	5,918,325
4.27%, 1/9/2027	5,445,000	5,832,194
4.54%, 8/1/2026	3,840,000	4,180,493
4.69%, 6/9/2025	2,745,000	2,970,419
5.11%, 5/3/2029	7,602,000	8,514,468
5.13%, 6/16/2025	9,465,000	10,420,113
5.58%, 3/18/2024	8,196,000	8,976,669
Series MTN, 3.55%, 10/7/2022	2,414,000	2,475,678
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	4,719,000	4,651,188
5.88%, 1/15/2028 (a) (b)	6,714,000	7,061,852
See accompanying notes to financial statements.
31

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
7.75%, 10/15/2025 (a)	$ 5,749,000	$ 6,310,850
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	5,381,000	5,685,134
Navistar International Corp.:
6.63%, 11/1/2025 (a)	5,383,000	5,561,339
9.50%, 5/1/2025 (a) (b)	4,762,000	5,101,293
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,314,000	5,597,396
Tesla, Inc. 5.30%, 8/15/2025 (a)	12,787,000	13,210,122
		272,149,985
AUTO PARTS & EQUIPMENT — 1.1%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	6,543,060	6,731,042
Adient US LLC 9.00%, 4/15/2025 (a)	5,092,000	5,603,440
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	6,243,000	6,457,385
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	7,827,000	8,336,303
8.50%, 5/15/2027 (a) (b)	15,295,000	16,672,621
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	3,748,000	4,037,983
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	996,000	1,111,855
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	6,285,000	6,666,311
5.00%, 7/15/2029 (a)	7,157,000	7,479,781
5.25%, 4/30/2031	6,060,000	6,351,910
5.25%, 7/15/2031 (a) (b)	5,420,000	5,651,380
9.50%, 5/31/2025	6,499,000	7,263,412
IHO Verwaltungs GmbH PIK 4.75%, 9/15/2026 (a)	6,261,000	6,425,476
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	5,202,000	5,395,254
Tenneco, Inc.:
5.13%, 4/15/2029 (a)	6,658,000	6,849,218
7.88%, 1/15/2029 (a)	4,875,000	5,505,045
		106,538,416
See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
BANKS — 0.9%
CIT Group, Inc.:
4.75%, 2/16/2024	$ 3,575,000	$ 3,874,835
5.25%, 3/7/2025	3,481,000	3,917,657
SOFR + 3.83%, 3.93%, 6/19/2024 (c)	2,570,000	2,710,502
Deutsche Bank AG:
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	7,950,000	8,581,627
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	10,402,000	10,593,501
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	3,833,000	4,489,516
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a) (d)	6,013,000	6,051,904
7.63%, 5/1/2026 (a)	5,844,000	6,077,702
8.25%, 4/15/2025 (a)	6,174,400	6,444,530
Intesa Sanpaolo SpA 4.20%, 6/1/2032 (a)	5,322,000	5,465,109
UniCredit SpA:
5 year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	11,198,000	12,219,481
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	8,045,000	8,903,643
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	9,875,000	11,856,715
		91,186,722
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	6,389,000	6,390,278
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	7,709,000	7,762,423
		14,152,701
BUILDING MATERIALS — 1.1%
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	4,605,000	4,835,342
6.75%, 6/1/2027 (a)	6,541,000	7,021,829
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	4,831,000	5,189,943
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	5,099,000	5,283,686
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	4,121,000	4,445,281
Griffon Corp. 5.75%, 3/1/2028 (b)	8,545,500	9,072,586
Koppers, Inc. 6.00%, 2/15/2025 (a)	3,217,000	3,315,086
See accompanying notes to financial statements.
33

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Masonite International Corp. 5.38%, 2/1/2028 (a)	$ 5,298,000	$ 5,637,496
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	10,034,000	10,634,134
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	8,809,000	8,428,011
4.38%, 7/15/2030 (a) (b)	9,218,000	9,503,297
4.75%, 1/15/2028 (a) (b)	8,585,000	8,983,001
5.00%, 2/15/2027 (a)	8,979,000	9,310,415
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	6,377,000	6,757,324
Victors Merger Corp. 6.38%, 5/15/2029 (a)	5,658,000	5,702,585
		104,120,016
CHEMICALS — 1.7%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a) (b)	5,711,000	5,582,503
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	4,011,000	4,205,132
Chemours Co.:
5.38%, 5/15/2027 (b)	3,795,000	4,113,818
5.75%, 11/15/2028 (a) (b)	6,627,000	7,090,757
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	3,590,000	3,655,625
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	4,819,000	4,938,463
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	6,373,000	6,500,779
INEOS Group Holdings SA 5.63%, 8/1/2024 (a)	4,129,000	4,143,369
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	4,951,000	5,001,005
Ingevity Corp. 3.88%, 11/1/2028 (a)	4,484,000	4,474,584
Methanex Corp.:
5.13%, 10/15/2027	6,496,000	7,014,965
5.25%, 12/15/2029 (b)	4,429,000	4,785,446
Nouryon Holding B.V. 8.00%, 10/1/2026 (a) (b)	6,264,000	6,639,840
OCI NV 5.25%, 11/1/2024 (a)	6,917,000	7,123,334
See accompanying notes to financial statements.
34

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Olin Corp.:
5.00%, 2/1/2030 (b)	$ 2,593,000	$ 2,764,657
5.13%, 9/15/2027 (b)	4,013,000	4,191,458
5.63%, 8/1/2029 (b)	5,739,000	6,321,853
9.50%, 6/1/2025 (a)	5,900,000	7,351,046
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	4,401,000	4,543,680
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	5,351,000	5,578,471
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	9,950,000	9,988,805
6.63%, 5/1/2029 (a) (b)	6,554,000	6,569,861
SPCM SA 4.88%, 9/15/2025 (a)	2,827,000	2,893,717
TPC Group, Inc. 10.50%, 8/1/2024 (a)	7,378,000	6,929,491
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	3,707,000	3,792,854
Tronox, Inc.:
4.63%, 3/15/2029 (a)	8,904,000	9,003,636
6.50%, 5/1/2025 (a)	5,053,000	5,362,294
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	4,739,000	4,737,389
4.25%, 2/15/2030 (a)	5,387,000	5,563,748
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	6,202,000	6,573,500
		167,436,080
COAL — 0.1%
Peabody Energy Corp. 6.38%, 3/31/2025 (a) (b)	3,958,000	2,915,542
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	6,839,000	7,101,891
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	4,188,000	4,187,539
		14,204,972
COMMERCIAL SERVICES — 4.3%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	8,405,000	8,552,003
See accompanying notes to financial statements.
35

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	$ 3,415,000	$ 3,522,094
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	8,243,000	8,352,055
6.63%, 7/15/2026 (a)	16,006,000	16,971,482
9.75%, 7/15/2027 (a)	9,409,000	10,364,484
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l:
4.63%, 6/1/2028 (a)	7,209,000	7,227,167
4.63%, 6/1/2028 (a)	10,760,000	10,805,300
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	3,481,000	3,615,123
APTIM Corp. 7.75%, 6/15/2025 (a)	3,561,000	3,122,356
APX Group, Inc. 6.75%, 2/15/2027 (a)	5,602,000	5,971,228
ASGN, Inc. 4.63%, 5/15/2028 (a)	5,201,000	5,444,407
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	4,506,000	4,618,290
5.38%, 3/1/2029 (a)	5,792,000	6,031,036
Brink's Co. 4.63%, 10/15/2027 (a) (b)	4,190,000	4,373,480
Cimpress PLC 7.00%, 6/15/2026 (a)	5,495,000	5,792,005
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	5,515,000	5,468,674
Deluxe Corp. 8.00%, 6/1/2029 (a)	4,104,000	4,452,840
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	6,727,000	6,753,101
6.00%, 6/1/2029 (a)	4,796,000	4,756,049
9.50%, 11/1/2027 (a)	5,362,000	5,944,206
Gartner, Inc.:
3.63%, 6/15/2029 (a)	5,311,000	5,395,923
3.75%, 10/1/2030 (a)	6,757,000	6,912,681
4.50%, 7/1/2028 (a) (b)	6,946,000	7,342,964
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	10,676,000	11,257,628
Jaguar Holding Co. II/PPD Development L.P.:
4.63%, 6/15/2025 (a)	4,037,000	4,245,551
5.00%, 6/15/2028 (a)	5,536,500	5,999,573
See accompanying notes to financial statements.
36

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	$ 6,954,000	$ 6,846,769
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a) (b)	9,781,000	9,827,069
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	9,760,000	10,184,853
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	3,754,000	3,860,914
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 7/15/2029 (a)	5,411,000	5,422,634
4.75%, 7/15/2031 (a)	6,734,000	6,753,731
5.63%, 10/1/2028 (a)	8,231,000	8,694,652
5.88%, 10/1/2030 (a)	5,421,000	5,903,361
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	3,223,000	3,101,525
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 6/15/2029 (a)	802,000	791,301
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	8,060,000	7,819,006
5.25%, 4/15/2024 (a)	6,786,000	7,270,792
5.75%, 4/15/2026 (a)	11,841,000	13,098,514
6.25%, 1/15/2028 (a) (b)	10,236,000	10,908,096
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	3,080,000	3,169,720
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a) (b)	7,313,000	7,949,377
9.25%, 4/15/2025 (a)	9,479,000	11,269,583
Service Corp. International:
3.38%, 8/15/2030	6,515,000	6,394,929
4.00%, 5/15/2031	8,298,000	8,461,885
4.63%, 12/15/2027	3,237,000	3,429,504
5.13%, 6/1/2029	6,425,000	6,975,622
Sotheby's 7.38%, 10/15/2027 (a) (b)	7,245,000	7,825,180
Square, Inc.:
2.75%, 6/1/2026 (a)	7,840,000	7,976,416
3.50%, 6/1/2031 (a)	8,236,000	8,309,053
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	5,797,000	5,518,048
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,794,000	4,731,822
See accompanying notes to financial statements.
37

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
United Rentals North America, Inc.:
3.88%, 2/15/2031	$ 8,599,000	$ 8,754,384
4.00%, 7/15/2030	6,621,000	6,813,870
4.88%, 1/15/2028	14,245,000	15,117,934
5.25%, 1/15/2030	6,333,000	6,938,245
5.50%, 5/15/2027	8,194,000	8,679,904
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	11,031,000	11,634,947
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	4,106,000	4,146,280
		417,871,620
COMPUTERS — 1.3%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	11,912,000	12,557,154
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	5,330,000	5,434,894
4.00%, 7/1/2029 (a)	4,167,000	4,261,258
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	6,301,000	6,306,041
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)	2,928,000	3,003,162
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	6,850,000	7,588,499
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	3,630,000	2,377,650
NCR Corp.:
5.00%, 10/1/2028 (a)	5,975,000	6,174,804
5.13%, 4/15/2029 (a)	12,199,000	12,586,196
5.75%, 9/1/2027 (a)	4,484,000	4,725,822
6.13%, 9/1/2029 (a) (b)	3,544,000	3,870,615
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,735,000	4,880,270
Seagate HDD Cayman:
3.13%, 7/15/2029 (a)	5,954,000	5,767,461
3.38%, 7/15/2031 (a)	4,748,000	4,596,824
4.09%, 6/1/2029 (a)	4,326,000	4,439,038
4.13%, 1/15/2031 (a)	4,658,000	4,762,805
4.88%, 3/1/2024 (b)	3,899,000	4,220,979
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	11,150,000	11,338,212
Vericast Corp. 8.38%, 8/15/2022 (a) (b)	1,542,400	1,564,981
See accompanying notes to financial statements.
38

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Western Digital Corp. 4.75%, 2/15/2026 (b)	$ 19,014,000	$ 21,130,638
		131,587,303
COSMETICS/PERSONAL CARE — 0.3%
Coty, Inc.:
5.00%, 4/15/2026 (a)	8,033,000	8,149,398
6.50%, 4/15/2026 (a) (b)	4,959,000	5,021,186
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	4,682,000	4,726,292
5.50%, 6/1/2028 (a) (b)	6,330,000	6,714,168
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a) (b)	2,344,000	2,408,483
		27,019,527
DISTRIBUTION & WHOLESALE — 0.8%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	6,014,000	6,160,441
Avient Corp. 5.75%, 5/15/2025 (a)	5,317,000	5,625,971
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	6,244,000	6,392,420
Core & Main L.P. 6.13%, 8/15/2025 (a)	6,669,000	6,802,380
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	9,801,000	9,635,363
IAA, Inc. 5.50%, 6/15/2027 (a)	5,598,000	5,874,653
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	7,899,000	8,103,821
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	9,188,000	9,668,441
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	4,185,000	4,399,230
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	6,713,000	6,544,839
9.00%, 11/15/2026 (a)	7,700,000	7,507,654
REGS, 13.13%, 11/15/2027 (a)	4,577,000	3,858,686
		80,573,899
DIVERSIFIED FINANCIAL SERVICES — 2.8%
AG Issuer LLC 6.25%, 3/1/2028 (a)	4,779,000	5,031,714
See accompanying notes to financial statements.
39

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	$ 6,610,000	$ 6,867,195
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	8,045,000	8,864,946
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	15,023,156	15,066,723
goeasy, Ltd. 5.38%, 12/1/2024 (a)	4,491,000	4,650,431
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	5,669,000	5,287,306
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	4,597,000	4,590,656
6.50%, 11/1/2025 (a)	6,549,000	6,695,370
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	8,547,000	8,607,940
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	8,858,000	9,269,011
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	5,141,000	5,127,942
5.50%, 8/15/2028 (a)	8,298,000	8,363,803
6.00%, 1/15/2027 (a)	5,964,000	6,188,187
Navient Corp.:
4.88%, 3/15/2028	6,343,000	6,376,174
5.00%, 3/15/2027	3,627,000	3,761,054
6.75%, 6/25/2025	5,734,000	6,346,621
6.75%, 6/15/2026 (b)	4,845,000	5,407,165
7.25%, 9/25/2023	4,904,000	5,443,832
NFP Corp. 6.88%, 8/15/2028 (a)	14,105,000	14,902,779
OneMain Finance Corp.:
3.50%, 1/15/2027	6,432,000	6,487,508
4.00%, 9/15/2030 (b)	5,930,000	5,877,460
5.38%, 11/15/2029	4,937,000	5,378,516
5.63%, 3/15/2023	6,050,000	6,473,319
6.13%, 3/15/2024	11,813,000	12,716,340
6.63%, 1/15/2028	7,867,000	9,053,580
6.88%, 3/15/2025	10,444,000	11,785,845
7.13%, 3/15/2026	13,528,000	15,763,637
8.88%, 6/1/2025	4,883,000	5,411,194
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	6,038,000	5,817,734
5.38%, 10/15/2025 (a)	4,414,000	4,645,823
See accompanying notes to financial statements.
40

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Quicken Loans LLC 5.25%, 1/15/2028 (a)	$ 10,078,000	$ 10,577,163
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.63%, 3/1/2029 (a) (b)	6,360,000	6,292,775
3.88%, 3/1/2031 (a)	8,800,000	8,868,376
SLM Corp. 4.20%, 10/29/2025	3,173,000	3,410,277
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a) (b)	6,500,000	6,729,125
5.50%, 4/15/2029 (a)	5,904,000	5,907,661
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	4,969,000	5,414,868
		273,460,050
ELECTRIC — 2.4%
Calpine Corp.:
3.75%, 3/1/2031 (a)	8,622,000	8,212,541
4.50%, 2/15/2028 (a)	10,452,500	10,659,146
4.63%, 2/1/2029 (a)	5,730,000	5,661,068
5.00%, 2/1/2031 (a)	7,612,000	7,570,971
5.13%, 3/15/2028 (a)	12,933,500	13,148,584
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	7,840,000	7,774,066
4.75%, 3/15/2028 (a)	7,687,000	8,064,585
Drax Finco PLC 6.63%, 11/1/2025 (a)	3,769,000	3,897,787
FirstEnergy Corp.:
2.65%, 3/1/2030 (b)	5,075,000	5,047,088
Series A, 3.35%, 7/15/2022	4,152,000	4,219,553
Series B, 4.40%, 7/15/2027	12,512,000	13,632,074
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (a) (b)	3,497,000	3,616,458
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	2,591,000	2,738,221
4.25%, 7/15/2024 (a)	5,947,000	6,271,230
4.25%, 9/15/2024 (a)	204,000	215,952
4.50%, 9/15/2027 (a)	4,381,000	4,746,989
NRG Energy, Inc.:
3.38%, 2/15/2029 (a) (b)	4,046,000	3,962,774
3.63%, 2/15/2031 (a) (b)	8,248,000	8,100,113
5.25%, 6/15/2029 (a)	6,696,000	7,129,767
5.75%, 1/15/2028 (a)	840	896
See accompanying notes to financial statements.
41

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.75%, 1/15/2028	$ 6,572,000	$ 7,008,841
6.63%, 1/15/2027	10,628,000	11,002,318
7.25%, 5/15/2026	8,775,000	9,115,295
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	6,728,000	6,964,220
PG&E Corp.:
5.00%, 7/1/2028 (b)	9,861,000	9,978,938
5.25%, 7/1/2030 (b)	9,658,000	9,788,190
Pike Corp. 5.50%, 9/1/2028 (a)	4,081,000	4,242,689
Talen Energy Supply LLC:
7.25%, 5/15/2027 (a) (b)	6,091,000	5,689,725
10.50%, 1/15/2026 (a)	5,018,000	3,657,319
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	11,616,000	11,677,332
5.00%, 7/31/2027 (a)	11,915,000	12,231,582
5.50%, 9/1/2026 (a)	8,026,000	8,281,066
5.63%, 2/15/2027 (a) (b)	11,858,000	12,322,596
		236,629,974
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	5,536,000	5,543,972
4.75%, 6/15/2028 (a)	5,236,000	5,382,556
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	12,183,000	13,167,265
7.25%, 6/15/2028 (a)	12,056,000	13,425,320
		37,519,113
ELECTRONICS — 0.4%
Imola Merger Corp. 4.75%, 5/15/2029 (a)	16,522,000	16,992,546
Sensata Technologies B.V. 4.00%, 4/15/2029 (a)	8,351,000	8,482,027
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a) (b)	7,077,000	7,001,135
TTM Technologies, Inc. 4.00%, 3/1/2029 (a) (b)	6,765,000	6,801,599
		39,277,307
See accompanying notes to financial statements.
42

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
ENERGY-ALTERNATE SOURCES — 0.4%
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38%, 12/30/2030 (a)	$ 6,419,000	$ 6,403,081
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	6,113,000	6,388,879
Renewable Energy Group, Inc. 5.88%, 6/1/2028 (a)	4,398,000	4,618,252
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	4,292,125	4,419,601
4.75%, 1/15/2030 (a)	6,060,000	6,224,105
5.00%, 1/31/2028 (a)	6,535,000	6,919,389
		34,973,307
ENGINEERING & CONSTRUCTION — 0.5%
AECOM 5.13%, 3/15/2027	7,830,000	8,724,108
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	7,951,000	8,105,886
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	5,051,000	5,102,217
Fluor Corp. 4.25%, 9/15/2028 (b)	4,908,000	4,986,577
MasTec, Inc. 4.50%, 8/15/2028 (a)	3,846,000	4,052,030
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	8,165,000	8,981,663
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028 (a)	500,000	503,270
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	5,728,000	5,926,074
		46,381,825
ENTERTAINMENT — 3.1%
Affinity Gaming 6.88%, 12/15/2027 (a)	6,216,000	6,609,038
AMC Entertainment Holdings, Inc. 10.50%, 4/15/2025 (a) (b)	3,544,000	3,850,166
AMC Entertainment Holdings, Inc. PIK 12.00%, 6/15/2026 (a)	434	444
Bally's Corp. 6.75%, 6/1/2027 (a)	4,538,000	4,838,824
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,286,000	4,439,310
See accompanying notes to financial statements.
43

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Caesars Entertainment, Inc.:
6.25%, 7/1/2025 (a)	$ 28,749,000	$ 30,494,639
8.13%, 7/1/2027 (a)	15,129,000	16,836,005
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	8,457,000	8,911,564
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	4,141,000	4,275,375
5.50%, 5/1/2025 (a)	8,107,000	8,476,679
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	6,562,000	6,791,145
5.50%, 4/1/2027 (a)	5,927,000	6,184,469
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	6,680,000	6,850,006
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	13,941,000	14,120,421
International Game Technology PLC:
4.13%, 4/15/2026 (a)	6,435,000	6,701,538
5.25%, 1/15/2029 (a)	5,734,000	6,149,371
6.25%, 1/15/2027 (a)	7,515,000	8,570,331
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	8,786,000	9,268,703
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a) (b)	6,582,000	6,614,383
4.75%, 10/15/2027 (a) (b)	7,809,000	8,091,920
4.88%, 11/1/2024 (a)	4,440,000	4,518,854
6.50%, 5/15/2027 (a)	10,458,000	11,605,870
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	6,682,000	6,693,426
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a) (b)	1,250,000	1,308,825
8.00%, 2/1/2026 (a)	9,913,000	10,355,417
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	7,903,000	8,481,500
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	10,582,000	10,923,799
7.00%, 5/15/2028 (a) (b)	4,340,000	4,741,320
7.25%, 11/15/2029 (a) (b)	4,158,000	4,690,141
8.25%, 3/15/2026 (a)	9,143,000	9,818,485
8.63%, 7/1/2025 (a)	4,767,000	5,217,148
See accompanying notes to financial statements.
44

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (a) (b)	$ 4,670,000	$ 5,025,574
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a) (b)	3,638,000	3,772,242
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	6,713,000	7,234,600
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	8,216,000	8,521,307
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	4,833,000	5,171,890
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	6,574,000	6,242,539
3.88%, 7/15/2030 (a)	3,871,000	3,917,336
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	5,124,000	5,520,956
REGS, 5.13%, 10/1/2029 (a)	7,693,000	8,141,502
		299,977,062
ENVIRONMENTAL CONTROL — 0.8%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	4,743,000	4,978,016
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a) (b)	5,182,000	5,182,155
3.75%, 8/1/2025 (a)	6,269,000	6,440,332
4.00%, 8/1/2028 (a) (b)	4,053,000	4,005,499
4.25%, 6/1/2025 (a) (b)	3,133,000	3,262,080
4.75%, 6/15/2029 (a) (b)	7,162,000	7,441,891
5.13%, 12/15/2026 (a)	4,455,000	4,712,499
Harsco Corp. 5.75%, 7/31/2027 (a) (b)	4,192,000	4,407,553
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	6,054,000	6,113,511
5.88%, 6/30/2029 (a)	9,733,000	9,903,911
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	3,650,000	3,659,453
5.38%, 7/15/2024 (a)	5,076,000	5,215,844
Tervita Corp. 11.00%, 12/1/2025 (a)	5,227,000	5,848,490
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	2,276,000	2,350,516
		73,521,750
See accompanying notes to financial statements.
45

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
FOOD — 3.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	$ 4,248,000	$ 4,325,186
3.50%, 2/15/2023 (a)	6,220,000	6,392,916
3.50%, 3/15/2029 (a)	10,984,000	10,853,510
4.63%, 1/15/2027 (a)	11,248,000	11,759,896
4.88%, 2/15/2030 (a)	7,815,000	8,334,541
5.88%, 2/15/2028 (a)	6,845,000	7,374,940
7.50%, 3/15/2026 (a)	6,746,000	7,398,608
B&G Foods, Inc.:
5.25%, 4/1/2025	7,835,000	8,055,634
5.25%, 9/15/2027 (b)	5,081,018	5,294,065
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	4,476,000	4,656,383
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	5,533,000	6,310,387
JBS Finance Luxembourg S.a.r.l 3.63%, 1/15/2032 (a)	7,086,000	8,071,318
JBS USA Food Co.:
5.75%, 1/15/2028 (a)	6,517,000	6,924,313
7.00%, 1/15/2026 (a)	7,001,000	7,421,690
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	7,029,000	7,723,114
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
3.75%, 12/1/2031 (a)	4,257,000	4,344,226
5.50%, 1/15/2030 (a)	9,650,000	10,716,132
6.50%, 4/15/2029 (a)	11,813,000	13,319,984
Kraft Heinz Foods Co.:
3.75%, 4/1/2030	7,596,000	8,333,799
3.88%, 5/15/2027	11,162,000	12,265,699
3.95%, 7/15/2025	6,650,000	7,403,179
4.25%, 3/1/2031	11,027,000	12,550,160
4.63%, 1/30/2029	6,254,000	7,278,593
5.00%, 7/15/2035	6,446,000	7,890,162
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	5,663,000	5,857,354
4.88%, 11/1/2026 (a)	7,499,600	7,752,636
4.88%, 5/15/2028 (a)	3,777,000	4,180,157
Pilgrim's Pride Corp.:
4.25%, 4/15/2031 (a)	8,538,000	8,850,320
5.88%, 9/30/2027 (a)	9,604,000	10,242,954
See accompanying notes to financial statements.
46

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	$ 14,730,000	$ 14,702,308
4.63%, 4/15/2030 (a)	12,502,000	12,723,660
5.50%, 12/15/2029 (a) (b)	6,507,000	6,964,312
5.63%, 1/15/2028 (a)	8,143,000	8,651,775
5.75%, 3/1/2027 (a) (b)	11,984,000	12,550,604
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	8,103,000	8,179,168
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	4,246,000	4,215,853
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	4,039,000	4,344,348
US Foods, Inc.:
4.75%, 2/15/2029 (a)	7,100,000	7,241,645
6.25%, 4/15/2025 (a)	8,343,000	8,852,006
		320,307,535
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	4,604,000	4,720,665
5.00%, 2/1/2028 (a) (b)	9,664,000	10,103,519
6.38%, 5/1/2025 (a)	12,722,000	13,514,199
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	5,153,000	5,578,535
		33,916,918
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc. 5.13%, 2/1/2029 (a)	8,084,000	8,314,071
GAS — 0.1%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	5,106,000	5,619,562
5.75%, 5/20/2027	4,624,000	5,167,597
5.88%, 8/20/2026	1,159,000	1,297,732
		12,084,891
HEALTH CARE PRODUCTS — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	12,657,000	13,357,691
Hologic, Inc. 3.25%, 2/15/2029 (a)	7,182,000	7,143,074
See accompanying notes to financial statements.
47

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	$ 3,334,000	$ 3,475,928
4.63%, 11/15/2027 (b)	2,794,000	2,975,750
		26,952,443
HEALTH CARE SERVICES — 6.5%
Air Methods Corp. 8.00%, 5/15/2025 (a)	5,286,000	4,995,376
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	4,584,000	4,442,859
5.00%, 7/15/2027 (a)	3,279,000	3,427,637
Centene Corp.:
2.45%, 7/15/2028 (d)	15,058,000	15,256,163
2.50%, 3/1/2031	19,273,000	19,026,498
3.00%, 10/15/2030	18,576,000	19,091,112
3.38%, 2/15/2030	15,732,000	16,441,985
4.25%, 12/15/2027	21,044,000	22,199,947
4.63%, 12/15/2029	29,387,000	32,349,797
5.38%, 6/1/2026 (a)	13,377,000	13,978,697
5.38%, 8/15/2026 (a)	8,135,000	8,501,889
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	5,493,000	5,565,672
4.00%, 3/15/2031 (a)	4,144,000	4,305,699
4.25%, 5/1/2028 (a)	4,653,000	4,818,554
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a) (b)	10,608,000	10,646,295
5.63%, 3/15/2027 (a) (b)	16,294,000	17,387,653
6.00%, 1/15/2029 (a) (b)	7,327,000	7,842,454
6.13%, 4/1/2030 (a)	14,105,000	14,316,293
6.63%, 2/15/2025 (a)	12,423,000	13,130,614
6.88%, 4/1/2028 (a) (b)	7,153,000	7,075,104
6.88%, 4/15/2029 (a) (b)	14,983,000	15,733,498
8.00%, 3/15/2026 (a)	16,119,000	17,369,996
8.00%, 12/15/2027 (a) (b)	3,097,000	3,443,678
DaVita, Inc.:
3.75%, 2/15/2031 (a)	12,528,000	12,028,383
4.63%, 6/1/2030 (a)	22,911,000	23,574,961
Encompass Health Corp.:
4.50%, 2/1/2028	7,052,000	7,316,450
4.75%, 2/1/2030	6,501,000	6,915,309
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	8,687,000	6,057,793
See accompanying notes to financial statements.
48

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	$ 5,353,000	$ 5,501,920
HCA, Inc.:
3.50%, 9/1/2030	21,181,000	22,551,199
5.38%, 9/1/2026	9,327,500	10,738,937
5.63%, 9/1/2028	13,205,500	15,663,044
5.88%, 2/15/2026	28,000	32,400
5.88%, 2/1/2029	8,528,000	10,301,653
Indigo Merger Sub, Inc. 2.88%, 7/15/2026 (a) (d)	4,026,000	4,089,691
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	8,673,000	8,973,953
5.00%, 5/15/2027 (a)	9,052,000	9,478,259
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	5,158,000	5,220,773
6.75%, 4/15/2025 (a)	4,537,000	4,832,495
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	4,160,000	4,049,510
MEDNAX, Inc. 6.25%, 1/15/2027 (a)	8,840,000	9,361,914
ModivCare, Inc. 5.88%, 11/15/2025 (a)	4,127,000	4,415,766
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	3,789,000	3,943,705
4.38%, 6/15/2028 (a)	5,133,000	5,361,573
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	8,112,000	8,785,864
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	3,647,000	4,041,861
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	11,483,000	12,368,569
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	6,660,000	6,956,636
Select Medical Corp. 6.25%, 8/15/2026 (a)	10,475,000	11,158,494
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	4,667,000	5,125,673
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	5,369,000	5,312,894
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	11,879,000	12,043,287
4.63%, 7/15/2024	15,648,000	15,877,243
See accompanying notes to financial statements.
49

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.63%, 9/1/2024 (a)	$ 5,639,000	$ 5,786,967
4.63%, 6/15/2028 (a)	5,382,000	5,536,302
4.88%, 1/1/2026 (a)	17,399,000	18,022,928
5.13%, 11/1/2027 (a)	13,303,000	13,940,613
6.13%, 10/1/2028 (a)	21,145,000	22,499,549
6.25%, 2/1/2027 (a)	14,536,000	15,189,539
7.50%, 4/1/2025 (a) (b)	6,695,000	7,222,968
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	4,605,929	4,827,474
		636,454,019
HOME BUILDERS — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	5,948,000	5,902,319
6.25%, 9/15/2027 (a)	4,184,000	4,430,145
Century Communities, Inc. 6.75%, 6/1/2027	4,986,000	5,288,949
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	4,917,000	5,032,107
5.25%, 12/15/2027 (a)	4,507,000	4,725,950
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	4,437,000	4,697,629
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a) (b)	4,741,000	5,137,348
5.88%, 6/15/2027 (a)	4,301,000	4,875,054
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a) (b)	4,306,000	4,446,333
		44,535,834
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	6,637,000	6,749,497
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	7,579,000	7,914,598
		14,664,095
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	5,969,000	5,910,921
Central Garden & Pet Co. 4.13%, 10/15/2030	4,139,000	4,228,651
See accompanying notes to financial statements.
50

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a) (b)	$ 5,247,000	$ 5,264,368
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	4,395,000	4,317,472
		19,721,412
HOUSEWARES — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	5,986,000	6,413,340
Newell Brands, Inc. 4.88%, 6/1/2025	5,418,000	6,003,090
Scotts Miracle-Gro Co. 4.00%, 4/1/2031 (a)	4,296,000	4,288,697
		16,705,127
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	5,877,000	5,801,187
7.00%, 11/15/2025 (a)	8,704,000	8,900,275
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	4,162,000	4,223,431
6.75%, 10/15/2027 (a)	11,201,000	11,777,067
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	5,801,000	6,155,151
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	4,815,000	4,824,823
7.00%, 8/15/2025 (a)	4,239,000	4,327,807
Global Atlantic Fin Co. 5 year CMT + 3.80%, 4.70%, 10/15/2051 (a) (c) (d)	4,360,000	4,364,796
HUB International, Ltd. 7.00%, 5/1/2026 (a)	10,636,000	11,028,043
MGIC Investment Corp. 5.25%, 8/15/2028	4,569,000	4,844,282
Radian Group, Inc. 6.63%, 3/15/2025	3,137,000	3,544,559
USI, Inc. 6.88%, 5/1/2025 (a)	3,963,000	4,035,999
		73,827,420
INTERNET — 2.1%
ANGI Group LLC 3.88%, 8/15/2028 (a)	4,226,000	4,208,927
See accompanying notes to financial statements.
51

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	$ 5,322,000	$ 5,291,239
6.13%, 12/1/2028 (a) (b)	5,017,000	5,185,872
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	4,666,000	4,775,791
Endure Digital, Inc. 6.00%, 2/15/2029 (a)	4,540,000	4,495,145
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	5,144,000	5,118,589
5.25%, 12/1/2027 (a)	5,238,000	5,507,495
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	4,416,000	4,655,038
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a)	3,917,000	3,983,393
4.63%, 6/1/2028 (a)	3,736,000	3,880,994
Netflix, Inc.:
3.63%, 6/15/2025 (a)	3,570,000	3,843,998
4.38%, 11/15/2026 (b)	6,692,000	7,606,328
4.88%, 4/15/2028	13,492,000	15,681,347
4.88%, 6/15/2030 (a)	8,162,000	9,704,047
5.38%, 11/15/2029 (a)	7,839,000	9,523,052
5.88%, 11/15/2028	16,861,000	20,713,064
6.38%, 5/15/2029	5,846,000	7,453,942
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	8,481,000	8,588,709
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	6,280,000	6,890,353
Rakuten Group, Inc.:
5 year CMT + 4.56%, 5.13%, 4/22/2026 (a) (c)	5,501,000	5,711,138
5 year CMT + 4.97%, 6.25%, 4/22/2031 (a) (b) (c)	8,728,000	9,436,365
TripAdvisor, Inc. 7.00%, 7/15/2025 (a) (b)	4,446,000	4,790,698
Twitter, Inc. 3.88%, 12/15/2027 (a) (b)	5,126,000	5,445,299
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a) (b)	4,238,000	4,564,708
7.50%, 5/15/2025 (a)	8,379,000	9,041,192
7.50%, 9/15/2027 (a)	11,247,000	12,357,866
8.00%, 11/1/2026 (a)	12,675,000	13,660,481
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/2027 (a)	1,000	1,028
		202,116,098
See accompanying notes to financial statements.
52

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	$ 8,729,000	$ 9,086,889
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029 (a)	6,071,000	6,057,158
4.75%, 9/15/2024	9,731,000	10,179,891
5.25%, 5/15/2027	8,882,000	9,193,936
6.25%, 5/15/2026 (b)	8,949,000	9,493,636
6.38%, 12/15/2025	7,573,000	7,825,181
		51,836,691
IRON/STEEL — 0.8%
ArcelorMittal SA:
3.60%, 7/16/2024	3,401,000	3,647,301
4.25%, 7/16/2029 (b)	3,493,000	3,860,324
4.55%, 3/11/2026	1,990,000	2,253,158
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	5,402,000	5,726,444
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	6,043,000	6,673,345
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	3,960,000	4,165,088
4.88%, 3/1/2031 (a) (b)	4,253,000	4,468,415
5.88%, 6/1/2027 (b)	4,240,000	4,460,480
6.75%, 3/15/2026 (a)	7,545,000	8,131,322
9.88%, 10/17/2025 (a)	6,194,000	7,245,184
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	5,708,000	6,291,928
United States Steel Corp.:
6.25%, 3/15/2026 (b)	5,400,000	5,561,352
6.88%, 8/15/2025 (b)	5,273,000	5,393,435
6.88%, 3/1/2029 (b)	7,282,000	7,799,386
		75,677,162
LEISURE TIME — 2.5%
Carnival Corp.:
5.75%, 3/1/2027 (a)	30,131,000	31,695,401
7.63%, 3/1/2026 (a)	12,649,000	13,782,477
9.88%, 8/1/2027 (a) (b)	10,180,000	11,885,252
10.50%, 2/1/2026 (a)	6,879,000	8,024,216
11.50%, 4/1/2023 (a)	33,658,000	38,004,931
Life Time, Inc. 5.75%, 1/15/2026 (a)	8,403,000	8,707,021
See accompanying notes to financial statements.
53

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	$ 5,143,000	$ 5,130,142
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	4,823,000	4,655,063
5.88%, 3/15/2026 (a)	10,695,000	11,203,226
10.25%, 2/1/2026 (a)	8,714,000	10,196,949
12.25%, 5/15/2024 (a)	5,310,000	6,410,816
NCL Finance, Ltd. 6.13%, 3/15/2028 (a) (b)	4,660,000	4,884,286
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	3,544,000	3,394,550
4.25%, 7/1/2026 (a)	5,634,000	5,626,957
5.50%, 4/1/2028 (a)	12,817,000	13,446,571
9.13%, 6/15/2023 (a)	8,565,000	9,401,972
10.88%, 6/1/2023 (a)	8,737,000	9,961,491
11.50%, 6/1/2025 (a)	19,179,000	22,126,812
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	7,132,000	7,045,845
13.00%, 5/15/2025 (a)	4,835,000	5,686,153
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	4,280,000	4,354,558
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	7,374,000	7,470,157
		243,094,846
LODGING — 3.0%
Boyd Gaming Corp.:
4.75%, 12/1/2027	8,634,000	8,935,240
4.75%, 6/15/2031 (a)	8,030,000	8,348,309
8.63%, 6/1/2025 (a)	4,502,000	4,958,323
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a)	4,637,000	4,773,884
10.75%, 9/1/2024 (a)	1,753,000	1,824,172
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	12,382,000	12,230,568
3.75%, 5/1/2029 (a)	6,630,000	6,695,836
4.00%, 5/1/2031 (a)	8,969,000	9,057,524
4.88%, 1/15/2030	8,383,000	8,969,139
5.38%, 5/1/2025 (a)	5,009,000	5,275,679
5.75%, 5/1/2028 (a)	3,532,000	3,821,306
See accompanying notes to financial statements.
54

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	$ 4,653,000	$ 4,644,625
5.00%, 6/1/2029 (a) (b)	6,748,000	6,889,641
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	4,648,000	4,849,537
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	4,784,000	4,850,354
6.13%, 9/15/2025 (a)	4,159,000	4,421,516
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	9,460,000	9,842,941
Melco Resorts Finance, Ltd.:
5.25%, 4/26/2026 (a)	434,000	451,134
5.38%, 12/4/2029 (a)	7,632,000	8,046,647
5.75%, 7/21/2028 (a) (b)	5,995,000	6,335,636
Series REGS, 4.88%, 6/6/2025 (b)	8,397,000	8,608,101
Series REGS, 5.25%, 4/26/2026 (b)	6,794,000	7,062,227
Series REGS, 5.63%, 7/17/2027 (b)	4,841,000	5,063,734
MGM China Holdings, Ltd.:
4.75%, 2/1/2027 (a)	6,311,000	6,463,158
5.25%, 6/18/2025 (a)	4,019,000	4,174,937
5.38%, 5/15/2024 (a)	6,359,000	6,526,432
5.88%, 5/15/2026 (a) (b)	4,958,000	5,198,513
MGM Resorts International:
4.75%, 10/15/2028	5,539,000	5,888,456
5.50%, 4/15/2027	6,237,000	6,847,727
5.75%, 6/15/2025 (b)	6,546,000	7,218,536
6.75%, 5/1/2025	5,885,000	6,301,128
Station Casinos LLC:
4.50%, 2/15/2028 (a)	5,153,000	5,228,749
5.00%, 10/1/2025 (a)	76,500	77,648
Studio City Finance, Ltd.:
5.00%, 1/15/2029 (a)	8,819,000	8,889,111
6.00%, 7/15/2025 (a)	3,941,000	4,144,907
6.50%, 1/15/2028 (a) (b)	4,576,000	4,890,142
Travel + Leisure Co. 6.63%, 7/31/2026 (a)	6,641,000	7,521,729
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	5,689,000	5,988,583
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	4,045,000	4,206,031
See accompanying notes to financial statements.
55

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. REGS, 5.25%, 5/15/2027 (a) (b)	$ 8,236,000	$ 8,844,393
Wynn Macau, Ltd.:
5.13%, 12/15/2029 (a)	7,980,000	8,221,555
5.50%, 1/15/2026 (a)	8,309,000	8,694,621
5.63%, 8/26/2028 (a)	14,225,000	14,867,828
4.88%, 10/1/2024 (a) (b)	4,436,000	4,499,657
REGS, 5.50%, 10/1/2027 (a)	6,846,000	7,138,735
		287,788,649
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.00%, 5/15/2029 (a)	5,425,000	5,649,161
Weir Group PLC 2.20%, 5/13/2026 (a)	5,232,000	5,246,859
		10,896,020
MACHINERY-DIVERSIFIED — 0.3%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	4,363,000	4,487,084
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	3,853,000	3,941,889
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	5,421,000	5,620,439
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	12,428,000	13,091,779
		27,141,191
MEDIA — 8.4%
Altice Financing SA 5.00%, 1/15/2028 (a) (b)	11,039,000	10,863,369
AMC Networks, Inc.:
4.25%, 2/15/2029	9,402,000	9,499,217
4.75%, 8/1/2025 (b)	7,195,000	7,385,308
Audacy Capital Corp. 6.75%, 3/31/2029 (a) (b)	5,294,000	5,502,425
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	5,361,000	5,384,106
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	4,664,000	4,708,075
4.25%, 2/1/2031 (a)	25,663,000	26,155,473
4.50%, 8/15/2030 (a)	23,058,000	24,052,030
4.50%, 5/1/2032	21,853,000	22,623,100
See accompanying notes to financial statements.
56

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.50%, 6/1/2033 (a)	$ 15,721,000	$ 16,059,473
4.75%, 3/1/2030 (a)	26,008,000	27,482,133
5.00%, 2/1/2028 (a)	23,069,000	24,205,379
5.13%, 5/1/2027 (a)	26,897,500	28,208,484
5.38%, 6/1/2029 (a)	12,363,000	13,509,668
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	2,435,000	2,494,097
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	109,662
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	11,685,000	11,953,404
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	7,080,000	6,688,193
4.50%, 11/15/2031 (a)	12,744,000	12,828,875
4.63%, 12/1/2030 (a) (b)	18,668,000	18,310,508
5.00%, 11/15/2031 (a) (b)	4,277,000	4,299,839
5.38%, 2/1/2028 (a) (b)	9,635,000	10,183,617
5.50%, 4/15/2027 (a)	12,602,000	13,225,547
5.75%, 1/15/2030 (a)	18,705,000	19,458,999
6.50%, 2/1/2029 (a) (b)	14,124,000	15,640,776
7.50%, 4/1/2028 (a)	11,996,500	13,138,567
4.13%, 12/1/2030 (a)	8,864,000	8,834,128
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	24,062,000	15,590,732
6.63%, 8/15/2027 (a) (b)	14,053,000	6,892,575
DISH DBS Corp.:
5.13%, 6/1/2029 (a)	13,019,000	12,867,329
7.38%, 7/1/2028 (b)	9,093,000	9,787,251
7.75%, 7/1/2026	2,916,000	3,300,854
GCI LLC 4.75%, 10/15/2028 (a)	5,974,000	6,121,916
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	6,698,000	6,669,600
7.00%, 5/15/2027 (a)	8,401,000	9,120,546
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	3,963,000	4,084,743
5.25%, 8/15/2027 (a)	5,951,000	6,229,031
6.38%, 5/1/2026	6,549,230	6,967,726
8.38%, 5/1/2027 (b)	13,393,373	14,368,812
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	8,994,000	9,292,691
6.75%, 10/15/2027 (a)	11,607,000	12,506,659
See accompanying notes to financial statements.
57

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
McGraw Hill LLC/McGraw-Hill Global Education Finance, Inc. 8.00%, 11/30/2024 (a)	$ 6,369,000	$ 6,518,990
Meredith Corp. 6.88%, 2/1/2026 (b)	5,241,000	5,462,642
News Corp. 3.88%, 5/15/2029 (a)	8,693,000	8,779,321
Nexstar Broadcasting, Inc.:
4.75%, 11/1/2028 (a) (b)	8,318,000	8,550,571
5.63%, 7/15/2027 (a)	15,864,000	16,869,619
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	7,226,000	7,477,682
6.50%, 9/15/2028 (a) (b)	7,013,000	7,366,175
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	5,932,000	5,885,137
5.38%, 1/15/2031 (a) (b)	4,660,000	4,647,511
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	4,799,000	4,969,029
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	8,492,000	8,351,797
5.50%, 3/1/2030 (a) (b)	4,130,000	4,207,727
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	7,572,000	7,584,267
4.00%, 7/15/2028 (a)	16,628,000	17,155,939
4.13%, 7/1/2030 (a)	11,821,000	11,958,833
4.63%, 7/15/2024 (a)	11,602,000	11,912,702
5.00%, 8/1/2027 (a) (b)	12,496,000	13,122,299
5.50%, 7/1/2029 (a)	12,242,000	13,337,537
TEGNA, Inc.:
4.63%, 3/15/2028 (b)	8,222,000	8,529,667
4.75%, 3/15/2026 (a) (b)	4,505,000	4,799,762
5.00%, 9/15/2029 (b)	8,792,000	9,203,641
Telenet Finance Luxembourg Notes S.a.r.l. 5.50%, 3/1/2028 (a)	9,400,000	9,888,800
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	4,247,000	4,542,634
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	10,029,000	10,104,418
6.63%, 6/1/2027 (a)	11,627,000	12,598,203
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	12,141,000	12,188,593
UPC Holding B.V. 5.50%, 1/15/2028 (a)	4,149,000	4,349,978
See accompanying notes to financial statements.
58

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Urban One, Inc. 7.38%, 2/1/2028 (a)	$ 7,061,000	$ 7,626,868
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	200	203
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	3,614,000	4,133,802
Videotron, Ltd.:
3.63%, 6/15/2029 (a)	4,867,000	4,938,156
5.13%, 4/15/2027 (a)	6,055,000	6,331,229
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	8,061,000	8,126,697
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	7,668,000	7,727,887
5.50%, 5/15/2029 (a)	12,552,000	13,489,509
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a) (b)	4,145,000	4,229,475
Ziggo B.V.:
4.88%, 1/15/2030 (a)	8,356,000	8,572,420
5.50%, 1/15/2027 (a)	14,675,000	15,250,113
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a) (b)	4,124,000	4,218,357
6.00%, 1/15/2027 (a)	5,296,000	5,530,507
		817,143,614
METAL FABRICATE & HARDWARE — 0.0% (e)
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	3,649,000	3,731,175
MINING — 1.5%
Alcoa Nederland Holding B.V.:
4.13%, 3/31/2029 (a) (b)	4,143,000	4,316,095
5.50%, 12/15/2027 (a) (b)	6,284,000	6,807,520
6.13%, 5/15/2028 (a)	4,659,000	5,095,781
7.00%, 9/30/2026 (a)	5,115,000	5,354,791
Arconic Corp.:
6.00%, 5/15/2025 (a) (b)	5,251,000	5,593,260
6.13%, 2/15/2028 (a)	7,516,000	8,059,783
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	4,443,000	4,774,670
Constellium SE:
3.75%, 4/15/2029 (a) (b)	4,304,000	4,263,456
5.88%, 2/15/2026 (a)	3,470,000	3,572,539
See accompanying notes to financial statements.
59

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	$ 12,287,000	$ 13,120,550
4.50%, 9/15/2027 (a)	5,330,000	5,793,444
5.13%, 5/15/2024 (a)	3,989,000	4,338,237
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	6,162,000	6,426,411
4.25%, 3/1/2030	4,918,000	5,271,358
4.38%, 8/1/2028	5,486,000	5,789,540
4.63%, 8/1/2030 (b)	7,182,000	7,859,765
5.00%, 9/1/2027 (b)	6,636,000	7,002,971
5.25%, 9/1/2029	5,274,000	5,817,117
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	495,000	497,351
6.13%, 4/1/2029 (a)	525,000	559,314
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	4,617,000	4,753,109
4.63%, 3/1/2028 (a)	4,480,000	4,629,901
Novelis Corp.:
4.75%, 1/30/2030 (a)	12,854,000	13,492,844
5.88%, 9/30/2026 (a)	12,799,000	13,325,551
		146,515,358
MISCELLANEOUS MANUFACTURER — 0.5%
Bombardier, Inc.:
7.13%, 6/15/2026 (a)	11,738,000	12,289,334
7.50%, 12/1/2024 (a)	8,030,000	8,403,315
7.88%, 4/15/2027 (a) (b)	17,211,000	17,841,611
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	3,588,000	3,702,062
12.25%, 11/15/2026 (a)	6,964,000	8,028,099
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	2,957,000	3,100,858
		53,365,279
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	5,817,000	5,884,419
4.13%, 5/1/2025	3,448,000	3,601,919
4.25%, 4/1/2028	4,607,000	4,835,092
Xerox Corp. 4.38%, 3/15/2023	6,778,000	7,073,724
See accompanying notes to financial statements.
60

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	$ 7,042,000	$ 7,440,014
5.50%, 8/15/2028 (a) (b)	7,477,000	7,728,078
		36,563,246
OIL & GAS — 6.8%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	7,233,000	7,834,135
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	6,022,000	6,169,539
5.38%, 3/1/2030 (a)	5,817,000	5,936,249
7.63%, 2/1/2029 (a)	6,647,000	7,390,932
8.38%, 7/15/2026 (a)	4,841,385	5,505,575
Apache Corp.:
4.25%, 1/15/2030 (b)	5,344,000	5,648,715
4.38%, 10/15/2028 (b)	7,875,000	8,386,954
4.63%, 11/15/2025	4,611,000	4,968,675
4.88%, 11/15/2027	6,503,000	7,050,423
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	5,822,000	6,074,093
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	5,129,000	5,180,546
California Resources Corp. 7.13%, 2/1/2026 (a) (b)	5,785,000	6,096,175
Callon Petroleum Co.:
6.13%, 10/1/2024	100	99
8.00%, 8/1/2028 (a) (d)	6,262,000	6,330,193
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	4,123,000	4,494,730
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	4,501,000	4,749,500
5.88%, 2/1/2029 (a)	5,418,000	5,859,188
CNX Resources Corp.:
6.00%, 1/15/2029 (a) (b)	5,197,000	5,618,373
7.25%, 3/14/2027 (a)	6,379,000	6,839,691
Colgate Energy Partners III LLC 5.88%, 7/1/2029 (a)	3,834,000	3,974,094
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	8,583,000	8,763,844
6.75%, 3/1/2029 (a) (b)	10,547,000	11,234,032
7.50%, 5/15/2025 (a) (b)	377,000	391,311
See accompanying notes to financial statements.
61

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Continental Resources, Inc.:
4.38%, 1/15/2028 (b)	$ 8,121,000	$ 8,978,496
5.75%, 1/15/2031 (a) (b)	11,064,000	13,254,229
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	11,296,000	11,688,084
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	4,216,000	4,217,012
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	6,382,000	6,513,342
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	4,247,000	4,409,703
5.75%, 1/30/2028 (a)	8,037,000	8,569,291
6.63%, 7/15/2025 (a)	4,758,000	5,098,673
EQT Corp.:
3.00%, 10/1/2022 (b)	3,337,000	3,405,675
3.13%, 5/15/2026 (a)	4,551,000	4,662,545
3.63%, 5/15/2031 (a)	4,444,000	4,648,646
3.90%, 10/1/2027	7,305,000	7,827,088
7.63%, 2/1/2025	8,258,000	9,624,451
8.50%, 2/1/2030 (b)	6,852,000	8,915,480
Gulfport Energy Operating Corp.:
6.38%, 5/15/2025	1,081,000	40,538
8.00%, 5/17/2026 (b)	915,109	981,015
8.00%, 5/17/2026 (a)	3,829,000	4,116,520
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	7,809,000	8,140,804
6.00%, 2/1/2031 (a)	3,973,000	4,209,791
6.25%, 11/1/2028 (a)	5,789,000	6,151,449
Independence Energy Finance LLC 7.25%, 5/1/2026 (a)	5,545,000	5,845,761
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	5,831,000	6,114,503
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a)	4,374,000	4,527,221
Laredo Petroleum, Inc. 9.50%, 1/15/2025	5,894,000	6,212,983
Matador Resources Co. 5.88%, 9/15/2026 (b)	8,816,000	9,080,744
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	6,035,000	6,340,612
7.13%, 2/1/2027 (a) (b)	11,461,000	12,230,606
See accompanying notes to financial statements.
62

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	$ 7,422,000	$ 6,924,429
10.50%, 5/15/2027 (a)	4,114,000	4,077,591
Murphy Oil Corp.:
5.75%, 8/15/2025 (b)	5,901,000	6,069,592
5.88%, 12/1/2027 (b)	4,160,500	4,339,942
6.38%, 7/15/2028	5,669,000	5,980,965
6.88%, 8/15/2024 (b)	4,070,000	4,163,122
Nabors Industries, Inc. 5.75%, 2/1/2025	6,483,462	5,964,331
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	4,960,000	4,861,891
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	6,658,000	6,827,579
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	5,500,000	5,940,605
Occidental Petroleum Corp.:
2.70%, 8/15/2022	4,816,000	4,911,309
2.90%, 8/15/2024	24,907,000	25,468,155
3.00%, 2/15/2027	5,693,000	5,650,416
3.20%, 8/15/2026	8,750,000	8,818,337
3.50%, 8/15/2029	12,080,000	12,123,971
5.50%, 12/1/2025	6,426,000	7,100,344
5.55%, 3/15/2026	9,214,000	10,192,987
5.88%, 9/1/2025	7,550,000	8,406,850
6.13%, 1/1/2031 (b)	10,243,000	12,044,232
6.38%, 9/1/2028 (b)	5,463,000	6,358,877
6.63%, 9/1/2030	12,485,000	15,017,707
6.95%, 7/1/2024	5,318,000	5,989,132
7.50%, 5/1/2031	8,089,000	10,198,530
8.00%, 7/15/2025 (b)	3,224,000	3,866,672
8.50%, 7/15/2027	4,929,000	6,201,520
8.88%, 7/15/2030	7,671,000	10,268,247
Parkland Corp.:
4.50%, 10/1/2029 (a)	7,341,000	7,454,932
5.88%, 7/15/2027 (a)	4,831,000	5,169,363
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	3,908,000	3,953,685
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025 (b)	6,289,000	4,773,728
9.25%, 5/15/2025 (a) (b)	10,545,000	10,624,193
Series WI, 6.00%, 2/15/2028	8,250,000	5,476,515
See accompanying notes to financial statements.
63

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
PDC Energy, Inc. 5.75%, 5/15/2026 (b)	$ 6,767,000	$ 7,070,771
Puma International Financing SA:
5.00%, 1/24/2026 (a)	7,209,000	7,255,570
5.13%, 10/6/2024 (a)	5,630,000	5,685,681
Range Resources Corp.:
5.00%, 3/15/2023	4,832,000	5,027,551
8.25%, 1/15/2029 (a) (b)	5,194,000	5,856,339
9.25%, 2/1/2026	8,073,000	8,903,308
Southwestern Energy Co. 7.50%, 4/1/2026 (b)	7,371,000	7,800,582
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029 (a)	7,166,000	7,313,333
6.00%, 4/15/2027	5,222,000	5,478,191
5.50%, 2/15/2026	6,642,000	6,843,983
Talos Production, Inc. 12.00%, 1/15/2026	5,537,000	5,875,366
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	4,580,520	4,460,281
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	5,118,000	5,143,488
Transocean, Inc.:
7.50%, 1/15/2026 (a)	4,252,000	3,655,359
8.00%, 2/1/2027 (a)	5,494,000	4,612,598
11.50%, 1/30/2027 (a) (b)	5,537,000	5,917,946
Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	8,293,000	8,729,046
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	5,052,000	4,899,430
		666,050,900
OIL & GAS SERVICES — 0.7%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	7,660,000	7,990,452
6.88%, 4/1/2027 (a)	5,177,000	5,495,179
CGG SA 8.75%, 4/1/2027 (a) (b)	4,141,000	4,287,923
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	4,798,000	5,291,522
TechnipFMC PLC 6.50%, 2/1/2026 (a)	8,121,000	8,761,097
See accompanying notes to financial statements.
64

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	$ 6,028,000	$ 6,321,865
6.88%, 9/1/2027	5,448,000	5,820,861
Weatherford International, Ltd.:
8.75%, 9/1/2024 (a)	6,610,558	6,912,991
11.00%, 12/1/2024 (a)	16,333,000	16,970,477
		67,852,367
PACKAGING & CONTAINERS — 2.0%
ARD Finance SA 6.50%, 6/30/2027 (a)	9,484,613	9,952,015
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	4,351,000	4,351,435
4.00%, 9/1/2029 (a)	9,818,000	9,743,972
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	8,750,000	9,032,975
5.25%, 4/30/2025 (a)	5,926,000	6,213,826
5.25%, 8/15/2027 (a)	8,218,000	8,388,030
5.25%, 8/15/2027 (a)	9,606,000	9,808,590
6.00%, 2/15/2025 (a)	6,375,000	6,577,916
Ball Corp.:
2.88%, 8/15/2030 (b)	8,183,000	8,025,314
4.88%, 3/15/2026	5,809,000	6,472,969
Berry Global, Inc. 5.63%, 7/15/2027 (a)	3,970,000	4,197,163
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	4,986,000	5,241,632
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	6,929,000	7,189,738
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	5,873,500	5,983,746
7.88%, 7/15/2026 (a) (b)	3,038,000	3,164,624
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,929,000	5,312,082
Greif, Inc. 6.50%, 3/1/2027 (a)	4,307,000	4,536,865
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	5,768,000	6,017,697
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	5,565,000	5,942,196
See accompanying notes to financial statements.
65

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
10.50%, 7/15/2027 (a)	$ 7,419,000	$ 8,172,622
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	13,842,000	13,954,120
7.25%, 4/15/2025 (a)	11,255,050	11,058,762
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	4,691,000	5,105,731
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	5,289,000	5,408,002
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027 (a) (b)	9,098,000	9,033,768
Silgan Holdings, Inc. 4.13%, 2/1/2028	3,869,000	4,014,784
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	9,591,000	10,070,646
8.50%, 8/15/2027 (a)	6,179,000	6,709,591
		199,680,811
PHARMACEUTICALS — 3.0%
AdaptHealth LLC 4.63%, 8/1/2029 (a) (b)	4,397,000	4,455,348
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	14,559,000	15,824,468
9.25%, 4/1/2026 (a)	12,537,000	13,634,614
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	12,753,000	13,041,983
5.00%, 1/30/2028 (a) (b)	11,984,000	11,387,556
5.00%, 2/15/2029 (a)	9,443,000	8,802,859
5.25%, 1/30/2030 (a) (b)	11,324,000	10,565,066
5.25%, 2/15/2031 (a)	9,368,000	8,742,873
5.50%, 11/1/2025 (a)	14,010,000	14,373,840
5.75%, 8/15/2027 (a)	5,320,000	5,590,096
6.25%, 2/15/2029 (a)	12,989,000	12,844,952
7.00%, 1/15/2028 (a)	6,685,000	6,902,262
7.25%, 5/30/2029 (a)	8,427,000	8,635,315
9.00%, 12/15/2025 (a)	14,135,000	15,152,579
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	4,921,000	5,045,551
Elanco Animal Health, Inc.:
5.90%, 8/28/2028	4,887,000	5,721,748
5.27%, 8/28/2023 (b)	5,464,000	5,890,247
See accompanying notes to financial statements.
66

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
9.50%, 7/31/2027 (a) (b)	$ 8,847,000	$ 9,049,862
GMTN, 6.00%, 6/30/2028 (a)	10,542,000	7,102,251
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	12,652,000	12,401,364
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	5,332,000	5,798,070
HLF Financing Sarl LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	5,491,000	5,532,567
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	6,261,000	6,646,490
Jazz Securities DAC 4.38%, 1/15/2029 (a)	11,371,000	11,797,754
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (f)	2,246,000	1,571,302
5.75%, 8/1/2022 (a) (f)	157,000	109,614
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	17,399,000	17,751,852
5.13%, 4/30/2031 (a)	17,769,000	18,303,847
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	4,520,000	4,645,159
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	18,309,000	18,723,516
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	4,592,000	4,436,193
		290,481,198
PIPELINES — 4.8%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	1,801,000	2,013,590
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	5,974,000	6,238,768
5.75%, 3/1/2027 (a)	5,432,000	5,649,932
5.75%, 1/15/2028 (a) (b)	5,546,000	5,835,557
7.88%, 5/15/2026 (a)	5,761,000	6,437,860
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	5,266,000	5,704,816
Buckeye Partners L.P.:
3.95%, 12/1/2026	5,028,000	5,128,962
4.13%, 3/1/2025 (a)	4,880,000	5,068,222
4.50%, 3/1/2028 (a)	4,606,000	4,721,196
See accompanying notes to financial statements.
67

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Cheniere Energy Partners L.P.:
4.00%, 3/1/2031 (a)	$ 12,184,000	$ 12,739,469
5.63%, 10/1/2026	9,978,000	10,352,175
4.50%, 10/1/2029	11,946,000	12,842,667
Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	16,455,000	17,359,038
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	11,451,000	11,930,339
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	6,248,000	6,428,442
5.75%, 4/1/2025 (b)	4,747,000	4,879,584
6.00%, 2/1/2029 (a) (b)	6,546,000	6,858,048
DCP Midstream Operating L.P.:
5.13%, 5/15/2029	4,280,000	4,732,268
5.38%, 7/15/2025	6,992,000	7,787,060
5.63%, 7/15/2027	4,786,000	5,453,121
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	9,801,000	9,950,367
4.38%, 6/15/2031 (a)	8,028,000	8,184,947
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	35,588
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	4,428,000	4,694,344
EQM Midstream Partners L.P.:
4.13%, 12/1/2026	4,770,000	4,881,666
4.50%, 1/15/2029 (a)	7,454,000	7,585,116
4.75%, 7/15/2023 (b)	5,138,000	5,364,175
4.75%, 1/15/2031 (a)	8,457,000	8,714,431
5.50%, 7/15/2028	7,256,000	7,838,802
6.00%, 7/1/2025 (a)	6,116,000	6,651,211
6.50%, 7/1/2027 (a)	8,516,000	9,493,807
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	5,796,000	5,863,523
7.75%, 2/1/2028	6,441,000	6,657,418
8.00%, 1/15/2027	11,193,000	11,761,604
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	6,989,000	7,601,376
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	32,173
See accompanying notes to financial statements.
68

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	$ 3,875,000	$ 4,064,139
5.63%, 2/15/2026 (a)	6,363,000	6,632,473
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a) (b)	5,080,000	5,208,778
ITT Holdings LLC 6.50%, 8/1/2029 (a) (d)	11,754,000	11,975,210
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	13,336,000	13,597,519
6.75%, 9/15/2025 (a)	12,144,000	12,441,407
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	17,052,000	17,906,476
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	4,691,000	4,621,479
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	3,879,000	4,027,643
NuStar Logistics L.P.:
5.63%, 4/28/2027	5,768,000	6,175,336
5.75%, 10/1/2025	5,105,000	5,553,883
6.00%, 6/1/2026	4,800,000	5,222,304
6.38%, 10/1/2030	4,984,000	5,505,675
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	4,376,000	4,598,169
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	4,776,000	4,930,647
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/2024 (a)	4,396,000	4,468,050
5.50%, 1/15/2028 (a)	7,096,000	7,206,627
6.00%, 12/31/2030 (a)	5,847,000	6,091,522
7.50%, 10/1/2025 (a)	4,862,000	5,297,149
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032 (a)	8,422,000	8,668,091
4.88%, 2/1/2031 (a)	6,778,000	7,335,490
5.00%, 1/15/2028	6,326,000	6,681,964
5.50%, 3/1/2030	8,111,000	8,916,584
5.88%, 4/15/2026 (b)	7,407,000	7,771,498
6.50%, 7/15/2027	7,047,500	7,667,750
6.88%, 1/15/2029	7,195,000	8,099,268
Western Midstream Operating L.P.:
4.35%, 2/1/2025	7,004,000	7,400,216
4.65%, 7/1/2026	4,810,000	5,158,821
See accompanying notes to financial statements.
69

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.30%, 2/1/2030 (b)	$ 10,067,000	$ 11,305,342
		468,001,172
REAL ESTATE — 0.9%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	5,795,000	6,265,960
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	6,918,000	7,304,924
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	4,252,000	4,370,673
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	6,417,000	6,416,551
4.38%, 2/1/2031 (a)	5,546,000	5,524,204
5.38%, 8/1/2028 (a)	6,339,000	6,726,440
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	6,384,000	6,212,909
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,089,000	5,242,433
5.00%, 3/1/2031	5,597,000	5,769,891
Newmark Group, Inc. 6.13%, 11/15/2023	2,560,000	2,816,000
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a) (b)	8,227,000	8,601,246
7.63%, 6/15/2025 (a)	5,177,000	5,616,683
9.38%, 4/1/2027 (a) (b)	5,618,000	6,239,182
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	5,743,000	5,999,597
		83,106,693
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	4,719,000	4,654,255
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a) (b)	7,515,000	7,896,236
Diversified Healthcare Trust:
4.38%, 3/1/2031	4,219,000	4,047,793
4.75%, 2/15/2028	4,503,000	4,462,878
9.75%, 6/15/2025	8,032,000	8,913,191
EPR Properties 3.75%, 8/15/2029	4,355,000	4,365,583
See accompanying notes to financial statements.
70

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	$ 4,141,000	$ 4,090,852
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (a)	10,174,000	10,254,782
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	9,492,000	9,841,021
4.88%, 9/15/2029 (a)	8,407,000	8,685,608
5.00%, 7/15/2028 (a)	3,598,000	3,733,573
5.25%, 3/15/2028 (a)	6,962,000	7,290,467
5.25%, 7/15/2030 (a)	10,409,000	11,022,611
5.63%, 7/15/2032 (a)	3,199,000	3,441,164
REIT, 4.50%, 2/15/2031 (a)	8,967,000	9,082,764
iStar, Inc.:
4.25%, 8/1/2025	5,496,000	5,650,438
4.75%, 10/1/2024	4,512,000	4,762,145
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	4,935,000	4,941,662
4.75%, 6/15/2029 (a)	5,548,000	5,546,779
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
3.88%, 2/15/2029 (a)	6,963,000	7,083,390
4.50%, 9/1/2026	3,676,000	3,925,931
4.63%, 6/15/2025 (a)	6,601,000	7,050,066
5.63%, 5/1/2024	8,763,000	9,499,705
REIT, 5.75%, 2/1/2027	7,531,000	8,405,575
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	9,908,000	10,008,269
4.63%, 8/1/2029 (b)	7,778,000	8,339,649
5.00%, 10/15/2027	11,377,000	12,064,057
5.25%, 8/1/2026	4,661,000	4,800,737
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	5,447,000	5,450,649
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a) (b)	6,159,000	6,376,105
5.88%, 10/1/2028 (a)	6,697,000	7,126,680
7.50%, 6/1/2025 (a)	5,210,500	5,646,410
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,266,000	4,287,330
4.75%, 10/15/2027	7,314,000	7,509,576
See accompanying notes to financial statements.
71

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
RLJ Lodging Trust L.P. 3.75%, 7/1/2026 (a)	$ 4,349,000	$ 4,394,143
SBA Communications Corp.:
3.13%, 2/1/2029 (a)	12,125,000	11,709,234
4.88%, 9/1/2024	9,047,000	9,205,413
Series WI, 3.88%, 2/15/2027	11,648,000	11,985,210
Service Properties Trust:
4.35%, 10/1/2024	6,765,000	6,824,194
7.50%, 9/15/2025	7,205,000	8,161,536
Starwood Property Trust, Inc. 5.00%, 12/15/2021	500	503
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	5,586,000	5,777,767
7.88%, 2/15/2025 (a)	18,853,000	20,192,694
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	5,803,000	5,797,139
6.50%, 2/15/2029 (a) (b)	8,709,000	8,749,932
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	7,295,000	7,474,749
4.25%, 12/1/2026 (a)	9,905,333	10,296,594
4.63%, 12/1/2029 (a)	8,390,000	8,916,556
REIT, 3.75%, 2/15/2027 (a)	6,529,000	6,667,415
REIT, 4.13%, 8/15/2030 (a)	7,638,000	7,878,597
Washington Prime Group L.P. 6.45%, 8/15/2024 (f)	2,276,000	1,482,359
XHR L.P.:
4.88%, 6/1/2029 (a)	4,001,000	4,131,033
6.38%, 8/15/2025 (a)	4,634,000	4,931,688
		374,834,687
RETAIL — 4.6%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	6,159,000	6,087,740
3.88%, 1/15/2028 (a)	12,741,500	12,900,769
4.00%, 10/15/2030 (a)	23,293,000	22,539,937
4.25%, 5/15/2024 (a)	7,010,000	7,089,283
4.38%, 1/15/2028 (a)	8,174,000	8,295,629
5.75%, 4/15/2025 (a)	4,987,000	5,281,333
Ambience Merger Sub, Inc. 7.13%, 7/15/2029 (a) (d)	4,997,000	5,042,123
Carvana Co.:
5.50%, 4/15/2027 (a) (b)	5,744,000	5,929,416
See accompanying notes to financial statements.
72

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.63%, 10/1/2025 (a)	$ 3,849,000	$ 4,001,651
5.88%, 10/1/2028 (a) (b)	5,091,000	5,355,325
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	6,388,000	6,551,533
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	4,994,000	5,371,846
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	5,688,000	5,877,410
8.50%, 10/30/2025 (a)	6,670,000	7,047,722
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	5,718,000	5,669,340
5.88%, 4/1/2029 (a)	7,664,000	7,572,185
FirstCash, Inc. 4.63%, 9/1/2028 (a)	4,381,000	4,580,160
Gap, Inc.:
8.38%, 5/15/2023 (a) (b)	4,344,000	4,889,737
8.63%, 5/15/2025 (a)	7,552,000	8,282,052
8.88%, 5/15/2027 (a) (b)	9,434,000	10,915,798
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	11,142,000	11,222,891
8.75%, 10/1/2025 (a) (b)	1,702,000	1,795,116
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	5,970,000	6,073,281
IRB Holding Corp. 7.00%, 6/15/2025 (a)	5,886,000	6,355,585
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	6,669,000	6,973,373
L Brands, Inc.:
5.25%, 2/1/2028 (b)	4,046,000	4,537,225
6.63%, 10/1/2030 (a)	8,478,000	9,806,503
7.50%, 6/15/2029 (b)	4,354,000	5,126,966
9.38%, 7/1/2025 (a)	4,273,000	5,519,819
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	6,674,000	6,724,589
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	5,098,000	5,227,132
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	7,168,000	7,424,256
4.38%, 1/15/2031 (a)	3,729,000	3,994,766
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	5,961,000	6,169,695
See accompanying notes to financial statements.
73

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	$ 3,404,000	$ 3,658,857
Macy's, Inc. 8.38%, 6/15/2025 (a)	11,700,000	12,882,402
Magic Mergeco, Inc.:
5.25%, 5/1/2028 (a)	7,977,000	8,190,544
7.88%, 5/1/2029 (a) (b)	12,332,000	12,706,769
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	4,134,000	4,087,864
4.75%, 9/15/2029	5,819,000	6,121,937
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	9,209,000	9,830,055
Party City Holdings, Inc. 8.75%, 2/15/2026 (a) (b)	7,449,000	7,972,516
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	3,931,000	4,071,297
3.75%, 6/15/2029 (b)	4,873,000	4,891,566
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	10,982,000	11,404,148
7.75%, 2/15/2029 (a)	9,593,000	10,580,695
QVC, Inc.:
4.38%, 9/1/2028	4,183,000	4,269,463
WI, 4.75%, 2/15/2027	5,003,000	5,313,536
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	6,840,000	6,941,506
8.00%, 11/15/2026 (a)	8,423,000	8,549,682
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	6,080,000	6,375,245
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	5,456,000	5,581,051
Staples, Inc.:
7.50%, 4/15/2026 (a)	16,478,000	17,073,021
10.75%, 4/15/2027 (a) (b)	8,763,000	8,938,085
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	4,742,000	4,850,165
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	5,223,000	5,378,802
Victoria's Secret & Co. 4.63%, 7/15/2029	4,156,000	4,159,865
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	5,441,000	5,804,296
See accompanying notes to financial statements.
74

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Yum! Brands, Inc.:
3.63%, 3/15/2031	$ 8,366,000	$ 8,358,471
4.63%, 1/31/2032 (b)	10,283,000	10,806,405
4.75%, 1/15/2030 (a) (b)	6,372,000	6,894,313
7.75%, 4/1/2025 (a)	4,559,000	4,968,900
		446,893,642
SEMICONDUCTORS — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	4,572,000	4,930,033
Microchip Technology, Inc. 4.25%, 9/1/2025	9,232,000	9,696,277
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,030,000	6,213,794
Qorvo, Inc.:
3.38%, 4/1/2031 (a)	4,467,000	4,649,656
4.38%, 10/15/2029	6,337,000	6,911,703
		32,401,463
SOFTWARE — 2.0%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	6,553,000	6,527,968
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	6,124,000	6,554,456
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	5,984,000	6,266,026
Camelot Finance SA 4.50%, 11/1/2026 (a)	5,847,000	6,113,682
CDK Global, Inc.:
4.88%, 6/1/2027	3,302,000	3,498,007
5.25%, 5/15/2029 (a)	3,283,000	3,581,261
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	3,729,000	3,788,328
Clarivate Science Holdings Corp.:
3.88%, 6/30/2028 (a)	8,284,000	8,330,308
4.88%, 6/30/2029 (a)	9,655,000	9,906,995
Elastic NV 4.13%, 7/15/2029	3,175,000	3,176,619
J2 Global, Inc. 4.63%, 10/15/2030 (a)	6,575,000	6,805,059
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022 (b)	1,526,000	1,526,656
See accompanying notes to financial statements.
75

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	$ 4,298,000	$ 4,294,905
MSCI, Inc.:
3.63%, 9/1/2030 (a)	6,943,000	7,111,993
3.63%, 11/1/2031 (a)	5,680,000	5,840,006
3.88%, 2/15/2031 (a)	7,745,000	8,030,713
4.00%, 11/15/2029 (a)	7,250,000	7,648,532
5.38%, 5/15/2027 (a)	5,061,000	5,393,660
Nuance Communications, Inc. 5.63%, 12/15/2026	3,749,960	3,923,433
Open Text Corp. 3.88%, 2/15/2028 (a)	8,234,000	8,366,814
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	7,423,000	7,564,557
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	5,547,000	5,552,381
PTC, Inc.:
3.63%, 2/15/2025 (a)	2,562,000	2,638,501
4.00%, 2/15/2028 (a)	4,283,000	4,422,711
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	4,318,000	4,177,535
5.38%, 12/1/2028 (a) (b)	5,222,000	5,359,077
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	4,812,000	4,771,675
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	16,835,000	17,857,558
Twilio, Inc.:
3.63%, 3/15/2029	4,543,000	4,634,996
3.88%, 3/15/2031	4,310,000	4,427,060
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	14,077,000	14,653,172
		192,744,644
TELECOMMUNICATIONS — 6.0%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	10,493,000	10,430,357
10.50%, 5/15/2027 (a)	13,877,000	15,415,959
Altice France SA:
5.13%, 7/15/2029 (a)	19,552,000	19,775,479
5.50%, 1/15/2028 (a)	9,362,000	9,689,670
7.38%, 5/1/2026 (a)	200	208
8.13%, 2/1/2027 (a)	15,992,000	17,411,450
See accompanying notes to financial statements.
76

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	$ 1,128,301	$ 189,667
Avaya, Inc. 6.13%, 9/15/2028 (a) (b)	9,359,000	10,017,218
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	5,409,000	5,549,580
CommScope Technologies LLC 5.00%, 3/15/2027 (a) (b)	4,941,000	5,053,309
CommScope, Inc.:
5.50%, 3/1/2024 (a)	10,498,000	10,808,321
6.00%, 3/1/2026 (a)	12,943,000	13,666,384
7.13%, 7/1/2028 (a) (b)	5,821,000	6,321,490
8.25%, 3/1/2027 (a)	9,065,000	9,696,468
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	17,667,000	18,716,066
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a) (b)	7,549,000	8,109,664
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	13,262,000	13,717,682
5.88%, 10/15/2027 (a) (b)	8,960,000	9,603,686
5.88%, 11/1/2029	6,696,000	6,821,014
6.75%, 5/1/2029 (a) (b)	8,367,000	8,901,902
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	3,530,000	365,002
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	6,916,000	7,761,689
6.63%, 8/1/2026 (b)	7,482,000	8,385,900
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	7,670,000	7,493,283
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	7,731,000	7,469,847
3.75%, 7/15/2029 (a)	8,157,000	7,932,275
4.25%, 7/1/2028 (a)	9,784,000	9,928,216
4.63%, 9/15/2027 (a)	8,167,000	8,474,161
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	9,919,000	10,282,829
Lumen Technologies Inc Series Y, 7.50%, 4/1/2024 (b)	176,000	197,622
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	11,044,000	11,265,211
5.13%, 12/15/2026 (a) (b)	10,765,000	11,184,620
5.38%, 6/15/2029 (a)	9,471,000	9,625,283
See accompanying notes to financial statements.
77

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.50%, 1/15/2029 (a)	$ 10,529,000	$ 10,253,877
Nokia Oyj 4.38%, 6/12/2027 (b)	2,900,000	3,201,368
Plantronics, Inc. 4.75%, 3/1/2029 (a) (b)	4,613,000	4,575,312
QualityTech L.P./QTS Finance Corp. 3.88%, 10/1/2028 (a)	4,047,000	4,327,295
Sprint Corp. 7.63%, 3/1/2026	12,648,000	15,472,804
Switch, Ltd.:
3.75%, 9/15/2028 (a)	4,929,000	4,982,480
4.13%, 6/15/2029 (a)	4,305,000	4,413,271
Telesat Canada/Telesat LLC:
5.63%, 12/6/2026 (a)	4,341,000	4,355,673
6.50%, 10/15/2027 (a) (b)	5,887,000	5,609,134
T-Mobile USA, Inc.:
2.25%, 2/15/2026	8,876,000	8,953,399
2.25%, 2/15/2026 (a)	6,465,000	6,521,310
2.63%, 4/15/2026 (b)	10,185,000	10,414,264
2.63%, 2/15/2029	7,806,500	7,711,261
2.88%, 2/15/2031	8,319,000	8,250,285
3.38%, 4/15/2029	10,769,000	11,135,684
3.38%, 4/15/2029 (a)	8,634,000	8,920,217
3.50%, 4/15/2031	10,964,000	11,329,978
3.50%, 4/15/2031 (a)	8,737,000	9,016,584
4.50%, 2/1/2026	8,057,000	8,249,321
4.75%, 2/1/2028	12,639,000	13,534,726
5.38%, 4/15/2027	3,465,000	3,690,294
VEON Holdings B.V.:
3.38%, 11/25/2027 (a)	10,431,000	10,486,076
4.00%, 4/9/2025 (a)	5,498,000	5,797,091
Series REGS, 4.95%, 6/16/2024	7,707,000	8,310,381
Series REGS, 7.25%, 4/26/2023	3,362,000	3,651,838
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	6,432,000	6,552,986
5.63%, 4/15/2027 (a) (b)	7,129,000	7,440,466
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	10,767,000	10,590,852
4.75%, 7/15/2031 (a) (d)	7,537,000	7,648,171
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	11,219,000	13,585,536
5 year CMT + 2.45%, 3.25%, 6/4/2081 (c)	4,261,000	4,285,288
See accompanying notes to financial statements.
78

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5 year CMT + 2.77%, 4.13%, 6/4/2081 (c)	$ 8,393,000	$ 8,367,905
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	11,397,000	11,797,149
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	12,196,000	12,115,750
6.13%, 3/1/2028 (a)	8,632,000	8,813,963
		584,623,501
TOYS/GAMES/HOBBIES — 0.2%
Everi Holdings, Inc. 5.00%, 7/15/2029	585,000	599,602
Mattel, Inc.:
3.38%, 4/1/2026 (a)	4,545,000	4,711,756
3.75%, 4/1/2029 (a) (b)	4,681,000	4,866,695
5.88%, 12/15/2027 (a)	5,887,000	6,418,478
		16,596,531
TRANSPORTATION — 0.4%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	4,719,000	4,318,451
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	6,260,000	6,409,677
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	4,924,000	5,282,763
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	4,648,000	4,684,208
6.25%, 5/1/2025 (a)	9,607,000	10,220,887
6.75%, 8/15/2024 (a)	5,901,000	6,139,341
		37,055,327
TRUCKING & LEASING — 0.1%
Fortress Transportation and Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	4,069,000	4,238,474
6.50%, 10/1/2025 (a)	7,200,000	7,476,120
		11,714,594
TOTAL CORPORATE BONDS & NOTES (Cost $9,578,789,475)		9,552,438,591
Shares
COMMON STOCKS — 0.0% (e)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
Avanti Communications Group PLC (g)	9,671,825	—
See accompanying notes to financial statements.
79

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Weatherford International PLC (h)	50,978	$ 927,800
HOUSEHOLD PRODUCTS — 0.0% (e)
Cenveo Enterprises, Inc. (g)	20,138	201,381
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Amplify Energy Corp. (h)	136,015	550,861
EP Energy Corp. (h)	5,918	579,964
Gulfport Energy Operating Corp. (h)	11,877	768,442
		1,899,267
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
ATD New Holdings, Inc. (b) (h)	35,050	1,892,700
TOTAL COMMON STOCKS (Cost $8,797,388)		4,921,148
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (i) (j)	53,036,212	53,052,122
State Street Navigator Securities Lending Portfolio II (k) (l)	564,317,081	564,317,081
TOTAL SHORT-TERM INVESTMENTS (Cost $617,365,750)		617,369,203
TOTAL INVESTMENTS — 104.5% (Cost $10,204,952,613)		10,174,728,942
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(435,996,121)
NET ASSETS — 100.0%		$ 9,738,732,821
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 74.0% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $201,381, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
See accompanying notes to financial statements.
80

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2021.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$9,552,438,591	$ —	$ 9,552,438,591
Common Stocks	4,139,803	579,964	201,381	4,921,148
Short-Term Investments	617,369,203	—	—	617,369,203
TOTAL INVESTMENTS	$621,509,006	$9,553,018,555	$201,381	$10,174,728,942
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	81,385,275	$ 81,417,830	$2,342,623,142	$2,370,977,561	$(14,683)	$3,394	53,036,212	$ 53,052,122	$ 81,096
State Street Navigator Securities Lending Portfolio II	1,224,907,425	1,224,907,425	2,478,974,517	3,139,564,861	—	—	564,317,081	564,317,081	2,851,021
Total		$1,306,325,255	$4,821,597,659	$5,510,542,422	$(14,683)	$3,394		$617,369,203	$ 2,932,117
See accompanying notes to financial statements.
81

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.7%
ADVERTISING — 0.4%
Clear Channel International BV 6.63%, 8/1/2025 (a)	$ 6,815,000	$ 7,136,395
MDC Partners, Inc. 7.50%, 5/1/2024 (a) (b)	9,261,000	9,393,062
Outfront Media Capital LLC/Outfront Media Capital Corp. 6.25%, 6/15/2025 (a)	3,321,000	3,524,611
		20,054,068
AEROSPACE & DEFENSE — 2.5%
Howmet Aerospace, Inc.:
5.13%, 10/1/2024 (c)	6,345,000	7,003,611
6.88%, 5/1/2025	11,268,000	13,117,530
Rolls-Royce PLC 3.63%, 10/14/2025 (a)	8,395,000	8,528,313
Spirit AeroSystems, Inc.:
5.50%, 1/15/2025 (a)	5,004,000	5,322,154
7.50%, 4/15/2025 (a)	13,166,000	14,079,194
SSL Robotics LLC 9.75%, 12/31/2023 (a)	3,409,000	3,760,161
TransDigm UK Holdings PLC 6.88%, 5/15/2026	105,000	110,776
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	39,183,000	41,330,620
6.38%, 6/15/2026	3,784,000	3,917,272
8.00%, 12/15/2025 (a)	9,706,000	10,485,198
Triumph Group, Inc.:
6.25%, 9/15/2024 (a) (c)	7,052,000	7,160,319
7.75%, 8/15/2025	3,036,000	3,124,833
8.88%, 6/1/2024 (a)	8,222,000	9,186,934
		127,126,915
AIRLINES — 3.1%
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 1/15/2023	3,540,445	3,545,649
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (c)	5,913,000	5,446,701
5.00%, 6/1/2022 (a) (c)	9,011,000	9,018,119
American Airlines, Inc. 11.75%, 7/15/2025 (a)	22,987,000	28,844,317
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50%, 4/20/2026 (a)	26,766,000	28,415,856
See accompanying notes to financial statements.
82

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (c)	$ 7,080,000	$ 7,206,095
3.63%, 3/15/2022	15,464,000	15,678,949
3.80%, 4/19/2023	175,000	181,571
7.38%, 1/15/2026 (c)	12,385,000	14,535,779
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	9,492,345	10,187,944
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	3,681,999	4,172,957
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 1/15/2026	2,911	3,088
United Airlines Holdings, Inc.:
4.25%, 10/1/2022	4,137,900	4,237,334
4.88%, 1/15/2025 (c)	2,936,000	3,053,000
United Airlines, Inc. 4.38%, 4/15/2026 (a)	18,679,000	19,337,061
		153,864,420
APPAREL — 0.5%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	7,050,000	7,493,163
4.88%, 5/15/2026 (a) (c)	7,150,000	7,723,287
5.38%, 5/15/2025 (a)	4,746,000	5,023,024
Michael Kors USA, Inc. 4.50%, 11/1/2024 (a)	100,000	105,926
Under Armour, Inc. 3.25%, 6/15/2026 (c)	2,230,000	2,312,265
William Carter Co. 5.50%, 5/15/2025 (a)	3,279,000	3,466,755
		26,124,420
AUTO MANUFACTURERS — 3.3%
Aston Martin Capital Holdings, Ltd. PIK 10.50%, 11/30/2025 (a) (c)	8,278,000	9,219,374
Ford Motor Co.:
8.50%, 4/21/2023	15,113,000	16,865,352
9.00%, 4/22/2025	11,272,000	13,890,035
Ford Motor Credit Co. LLC:
2.98%, 8/3/2022	5,729,000	5,807,831
3.09%, 1/9/2023	8,288,000	8,455,749
3.10%, 5/4/2023	2,914,000	2,973,096
3.22%, 1/9/2022	769,000	776,867
See accompanying notes to financial statements.
83

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.34%, 3/28/2022	$ 1,804,000	$ 1,829,761
3.35%, 11/1/2022	5,316,000	5,445,923
3.37%, 11/17/2023	263,000	272,820
3.38%, 11/13/2025	4,139,000	4,291,977
3.66%, 9/8/2024	2,422,000	2,538,426
3.81%, 10/12/2021	5,084,000	5,122,130
3.81%, 1/9/2024	2,436,000	2,545,839
4.06%, 11/1/2024	1,085,000	1,153,778
4.13%, 8/4/2025	4,915,000	5,245,779
4.14%, 2/15/2023	2,279,000	2,360,907
4.25%, 9/20/2022	6,290,000	6,503,420
4.38%, 8/6/2023	125,000	131,970
4.69%, 6/9/2025	1,601,000	1,732,474
5.13%, 6/16/2025	5,389,000	5,932,804
5.58%, 3/18/2024	4,916,000	5,384,249
5.60%, 1/7/2022	8,496,000	8,675,351
5.88%, 8/2/2021	3,027,000	3,038,200
Series GMTN, 4.39%, 1/8/2026	2,134,000	2,303,440
Jaguar Land Rover Automotive PLC:
5.63%, 2/1/2023 (a) (c)	4,198,000	4,213,743
7.75%, 10/15/2025 (a)	5,674,000	6,228,520
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	1,791,000	1,892,227
Navistar International Corp.:
6.63%, 11/1/2025 (a)	10,043,000	10,375,725
9.50%, 5/1/2025 (a) (c)	4,122,000	4,415,693
Stellantis NV 5.25%, 4/15/2023	3,056,000	3,295,132
Tesla, Inc. 5.30%, 8/15/2025 (a)	14,625,000	15,108,941
		168,027,533
AUTO PARTS & EQUIPMENT — 1.2%
Adient US LLC 9.00%, 4/15/2025 (a)	3,775,000	4,154,161
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (c)	7,922,000	8,194,041
6.25%, 3/15/2026 (c)	4,149,000	4,278,781
Clarios Global L.P. 6.75%, 5/15/2025 (a)	8,310,000	8,866,271
Clarios Global L.P./Clarios US Finance Co. 6.25%, 5/15/2026 (a)	3,872,000	4,123,951
See accompanying notes to financial statements.
84

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	$ 3,655,000	$ 3,770,864
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026 (c)	5,068,000	5,207,167
9.50%, 5/31/2025	8,132,000	9,088,486
ZF North America Capital, Inc.:
4.50%, 4/29/2022 (a)	9,373,000	9,631,507
4.75%, 4/29/2025 (a)	3,858,000	4,171,154
		61,486,383
BANKS — 1.9%
CIT Group, Inc.:
4.75%, 2/16/2024	4,469,000	4,843,815
5.00%, 8/15/2022	12,155,000	12,698,693
5.00%, 8/1/2023	10,889,000	11,771,989
5.25%, 3/7/2025	8,186,000	9,212,852
Commerzbank AG 8.13%, 9/19/2023 (a) (c)	5,368,000	6,101,161
Deutsche Bank AG 4.50%, 4/1/2025 (c)	10,081,000	10,882,137
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a) (d)	5,370,000	5,404,743
7.63%, 5/1/2026 (a)	4,076,000	4,238,999
8.13%, 11/15/2024 (a)	5,809,000	5,999,884
8.25%, 4/15/2025 (a)	258,000	269,288
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	11,879,000	12,907,365
5.71%, 1/15/2026 (a)	10,809,000	12,146,506
		96,477,432
BUILDING MATERIALS — 0.3%
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	2,125,000	2,114,906
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	5,339,000	5,759,126
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	1,925,000	1,968,197
Koppers, Inc. 6.00%, 2/15/2025 (a)	1,520,000	1,566,345
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)	1,075,000	1,133,018
		12,541,592
See accompanying notes to financial statements.
85

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
CHEMICALS — 2.3%
Ashland LLC 4.75%, 8/15/2022	$ 893,000	$ 922,683
CF Industries, Inc. 3.45%, 6/1/2023	6,492,000	6,788,555
Chemours Co. 7.00%, 5/15/2025 (c)	4,549,000	4,692,566
Consolidated Energy Finance SA:
6.50%, 5/15/2026 (a)	4,708,000	4,765,155
6.88%, 6/15/2025 (a)	6,812,000	6,936,523
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a) (c)	5,468,000	5,146,646
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	1,045,000	1,047,111
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	3,249,000	3,540,565
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	975,000	1,002,300
INEOS Group Holdings SA 5.63%, 8/1/2024 (a)	5,001,000	5,018,404
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	6,654,000	6,721,205
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025 (a) (c)	2,079,000	2,120,351
Neon Holdings, Inc. 10.13%, 4/1/2026 (a)	4,866,000	5,292,505
OCI NV:
4.63%, 10/15/2025 (a)	990,000	1,033,322
5.25%, 11/1/2024 (a)	2,763,000	2,845,420
Olin Corp. 9.50%, 6/1/2025 (a) (c)	6,265,000	7,805,814
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	7,195,000	7,428,262
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a) (c)	3,155,000	3,034,037
7.63%, 1/15/2026 (a)	11,737,000	12,235,940
SPCM SA 4.88%, 9/15/2025 (a)	5,651,000	5,784,364
TPC Group, Inc. 10.50%, 8/1/2024 (a)	9,699,000	9,109,398
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	3,846,000	3,935,073
See accompanying notes to financial statements.
86

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Tronox, Inc. 6.50%, 5/1/2025 (a)	$ 6,303,000	$ 6,688,807
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a)	4,480,000	4,417,370
		118,312,376
COAL — 0.3%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a) (c)	1,413,000	1,380,840
Coronado Finance Pty, Ltd. 10.75%, 5/15/2026 (a) (c)	2,660,000	2,829,256
Peabody Energy Corp. 6.38%, 3/31/2025 (a) (c)	5,591,000	4,118,443
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	6,312,000	6,554,633
		14,883,172
COMMERCIAL SERVICES — 3.0%
ADT Security Corp.:
3.50%, 7/15/2022	12,079,100	12,321,407
4.13%, 6/15/2023	3,309,000	3,481,961
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (c)	4,519,000	4,094,847
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	4,023,000	4,149,161
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 7/15/2026 (a)	1,955,000	2,072,926
APTIM Corp. 7.75%, 6/15/2025 (a)	120,000	105,218
APX Group, Inc.:
7.63%, 9/1/2023	2,828,000	2,905,487
7.88%, 12/1/2022	5,708,000	5,729,234
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 3/15/2025 (a) (c)	1,048,000	1,066,675
Brink's Co. 5.50%, 7/15/2025 (a)	2,037,000	2,162,601
Cimpress PLC 7.00%, 6/15/2026 (a)	4,210,000	4,437,551
CoreCivic, Inc. 8.25%, 4/15/2026	4,086,000	4,243,842
See accompanying notes to financial statements.
87

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
IHS Markit, Ltd.:
3.63%, 5/1/2024	$ 7,266,000	$ 7,800,560
4.00%, 3/1/2026 (a)	2,300,000	2,551,183
4.13%, 8/1/2023	393,000	420,152
4.75%, 2/15/2025 (a)	4,770,000	5,336,676
5.00%, 11/1/2022 (a)	9,113,000	9,542,040
Jaguar Holding Co. II/PPD Development L.P. 4.63%, 6/15/2025 (a)	5,392,000	5,670,551
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	2,794,000	2,912,410
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (c)	7,569,000	7,784,565
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	9,004,000	9,647,246
5.75%, 4/15/2026 (a)	11,577,000	12,806,477
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	6,291,000	6,474,257
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	3,005,000	3,266,495
9.25%, 4/15/2025 (a)	12,955,000	15,402,200
Square, Inc. 2.75%, 6/1/2026 (a)	6,450,000	6,562,230
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	7,467,000	7,107,688
		150,055,640
COMPUTERS — 1.8%
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)	16,513,000	16,936,889
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024 (c)	3,396,000	3,475,432
9.38%, 7/15/2025 (a)	9,386,000	10,397,905
EMC Corp. 3.38%, 6/1/2023	7,737,000	8,029,536
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	8,292,000	5,431,260
NCR Corp. 8.13%, 4/15/2025 (a)	746,000	814,498
Seagate HDD Cayman:
4.75%, 1/1/2025 (c)	1,100,000	1,209,626
4.88%, 3/1/2024	6,208,000	6,720,656
See accompanying notes to financial statements.
88

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	$ 12,544,000	$ 12,755,743
Vericast Corp. 8.38%, 8/15/2022 (a) (c)	346,000	351,065
Western Digital Corp. 4.75%, 2/15/2026 (c)	21,559,000	23,958,948
		90,081,558
COSMETICS/PERSONAL CARE — 0.6%
Avon Products, Inc. 6.50%, 3/15/2023 (c)	6,100,000	6,565,613
Coty, Inc.:
5.00%, 4/15/2026 (a)	11,604,000	11,772,142
6.50%, 4/15/2026 (a) (c)	3,803,000	3,850,689
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a) (c)	3,492,000	3,588,065
Revlon Consumer Products Corp. 6.25%, 8/1/2024	4,643,000	2,093,018
		27,869,527
DISTRIBUTION & WHOLESALE — 0.7%
Avient Corp.:
5.25%, 3/15/2023	1,628,000	1,742,302
5.75%, 5/15/2025 (a)	8,034,000	8,500,856
Core & Main L.P. 6.13%, 8/15/2025 (a)	2,344,000	2,390,880
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a) (c)	4,465,000	4,850,195
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (c)	8,959,000	9,191,307
Performance Food Group, Inc. 5.50%, 6/1/2024 (a)	3,898,000	3,904,860
Wolverine Escrow LLC 8.50%, 11/15/2024 (a)	5,264,000	5,132,137
		35,712,537
DIVERSIFIED FINANCIAL SERVICES — 4.1%
Ally Financial, Inc. 5.75%, 11/20/2025 (c)	10,508,000	12,052,886
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	3,196,000	3,318,055
6.63%, 3/15/2026	1,332,000	1,407,298
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	6,838,000	7,104,067
See accompanying notes to financial statements.
89

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	$ 7,384,000	$ 8,136,577
Enova International, Inc. 8.50%, 9/15/2025 (a)	923,000	956,782
Fairstone Financial, Inc. 7.88%, 7/15/2024 (a)	5,224,000	5,446,751
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	4,619,000	4,624,820
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	1,041,000	1,074,489
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	16,404,100	16,451,672
goeasy, Ltd. 5.38%, 12/1/2024 (a)	3,082,000	3,191,411
Home Point Capital, Inc. 5.00%, 2/1/2026 (a) (c)	8,272,000	7,715,046
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.75%, 2/1/2024	193,000	197,146
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	3,678,000	3,760,203
Navient Corp.:
5.50%, 1/25/2023	4,197,000	4,424,897
5.88%, 10/25/2024	3,565,000	3,854,086
6.50%, 6/15/2022	10,839,000	11,302,367
6.75%, 6/25/2025	7,136,000	7,898,410
6.75%, 6/15/2026	5,519,000	6,159,370
7.25%, 9/25/2023	1,752,000	1,944,860
Series MTN, 6.13%, 3/25/2024	9,805,000	10,596,950
Series MTN, 7.25%, 1/25/2022	7,151,000	7,407,506
OneMain Finance Corp.:
3.50%, 1/15/2027	480,000	484,142
6.13%, 5/15/2022	8,386,000	8,731,755
6.13%, 3/15/2024	13,399,000	14,423,622
6.88%, 3/15/2025	16,046,000	18,107,590
7.13%, 3/15/2026	12,534,000	14,605,369
8.88%, 6/1/2025	1,562,000	1,730,962
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	1,354,000	1,425,112
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (c)	5,891,000	6,085,521
SLM Corp. 4.20%, 10/29/2025	6,000	6,449
See accompanying notes to financial statements.
90

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	$ 1,613,000	$ 1,644,050
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (a)	5,685,000	5,885,396
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	4,175,000	4,549,623
		206,705,240
ELECTRIC — 1.3%
Calpine Corp. 5.25%, 6/1/2026 (a)	8,962,000	9,217,955
DPL, Inc. 4.13%, 7/1/2025	5,654,000	6,061,993
Drax Finco PLC 6.63%, 11/1/2025 (a)	6,675,000	6,903,085
FirstEnergy Corp.:
Series A, 3.35%, 7/15/2022	6,970,000	7,083,402
Series B, 4.75%, 3/15/2023	4,475,000	4,709,266
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	944,000	1,035,955
InterGen NV 7.00%, 6/30/2023 (a) (c)	412,000	407,447
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a) (d)	1,650,000	1,676,482
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a)	6,696,000	7,061,066
4.25%, 9/15/2024 (a)	69,000	73,043
NRG Energy, Inc. 7.25%, 5/15/2026	8,484,000	8,813,009
Talen Energy Supply LLC:
6.50%, 6/1/2025 (c)	4,793,000	3,177,280
10.50%, 1/15/2026 (a) (c)	6,826,000	4,975,062
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	881,000	907,536
TransAlta Corp. 4.50%, 11/15/2022	1,078,000	1,117,099
		63,219,680
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
WESCO Distribution, Inc.:
5.38%, 6/15/2024	632,000	640,494
7.13%, 6/15/2025 (a)	14,487,000	15,657,405
		16,297,899
See accompanying notes to financial statements.
91

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
ELECTRONICS — 0.4%
Brightstar Escrow Corp. 9.75%, 10/15/2025 (a)	$ 4,139,000	$ 4,462,794
Ingram Micro, Inc. 5.45%, 12/15/2024	2,464,000	2,803,736
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	5,362,000	5,758,627
5.00%, 10/1/2025 (a)	4,555,999	5,074,199
5.63%, 11/1/2024 (a)	3,170,000	3,535,406
		21,634,762
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	8,333,000	8,709,068
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	4,706,875	4,846,669
		13,555,737
ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Abenewco 2 SAU PIK 1.50%, 10/26/2024 (a) (e)	4,521,313	22,607
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (c)	7,927,000	8,081,418
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	2,129,000	2,245,946
Fluor Corp. 3.50%, 12/15/2024 (c)	2,471,000	2,607,696
New Enterprise Stone & Lime Co., Inc. 6.25%, 3/15/2026 (a)	1,797,000	1,853,641
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	11,028,000	12,131,020
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (c)	200,000	206,916
		27,149,244
ENTERTAINMENT — 3.7%
AMC Entertainment Holdings, Inc. 10.50%, 4/15/2025 (a) (c)	5,505,000	5,980,577
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	28,593,000	30,329,167
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	11,268,000	11,873,655
See accompanying notes to financial statements.
92

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024 (c)	$ 1,983,000	$ 2,004,040
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	9,175,000	9,593,380
Cinemark USA, Inc. 5.88%, 3/15/2026 (a) (c)	6,717,000	7,045,394
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a)	1,778,000	1,812,120
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	13,288,000	13,459,017
International Game Technology PLC:
4.13%, 4/15/2026 (a)	4,870,000	5,071,715
6.50%, 2/15/2025 (a) (c)	12,939,000	14,477,188
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	864,000	901,135
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	5,670,000	5,770,699
Merlin Entertainments PLC 5.75%, 6/15/2026 (a)	2,922,000	3,072,074
Mohegan Gaming & Entertainment 8.00%, 2/1/2026 (a)	12,829,000	13,401,558
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	11,988,000	12,375,212
8.25%, 3/15/2026 (a)	5,796,000	6,224,209
8.63%, 7/1/2025 (a)	8,310,000	9,094,713
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (a)	2,604,000	2,802,269
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	9,895,000	9,991,476
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	8,510,000	9,171,227
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	126,000	134,835
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.75%, 4/15/2025 (a)	9,479,000	10,213,338
		184,798,998
ENVIRONMENTAL CONTROL — 0.7%
Covanta Holding Corp. 5.88%, 7/1/2025	5,849,000	6,049,855
See accompanying notes to financial statements.
93

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	$ 9,067,000	$ 9,314,801
4.25%, 6/1/2025 (a) (c)	4,859,000	5,059,191
Stericycle, Inc. 5.38%, 7/15/2024 (a) (c)	8,888,000	9,132,864
Tervita Corp. 11.00%, 12/1/2025 (a)	5,017,000	5,613,521
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	1,963,000	2,027,269
		37,197,501
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	5,347,000	5,444,155
3.50%, 2/15/2023 (a)	9,911,000	10,186,526
7.50%, 3/15/2026 (a)	5,050,000	5,538,537
B&G Foods, Inc. 5.25%, 4/1/2025 (c)	10,093,000	10,377,219
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	5,772,000	6,004,612
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	3,498,000	3,989,469
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	2,626,000	2,708,509
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	6,593,000	6,794,020
JBS USA Food Co. 7.00%, 1/15/2026 (a)	7,792,000	8,260,221
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	10,220,000	10,887,366
3.50%, 6/6/2022	3,776,000	3,869,607
3.95%, 7/15/2025	7,100,000	7,904,146
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	5,785,000	5,983,541
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (c)	4,494,000	4,564,646
US Foods, Inc. 6.25%, 4/15/2025 (a)	11,337,000	12,028,670
		104,541,244
See accompanying notes to financial statements.
94

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	$ 4,239,000	$ 4,346,416
6.38%, 5/1/2025 (a) (c)	11,481,000	12,195,922
		16,542,338
GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	8,283,000	9,116,104
5.63%, 5/20/2024	9,919,000	10,856,842
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	1,142,000	1,168,186
		21,141,132
HAND & MACHINE TOOLS — 0.0% (f)
Colfax Corp. 6.38%, 2/15/2026 (a)	148,000	156,476
HEALTH CARE SERVICES — 4.3%
Air Methods Corp. 8.00%, 5/15/2025 (a)	5,810,000	5,490,566
Akumin, Inc. 7.00%, 11/1/2025 (a) (c)	8,256,000	8,560,729
Centene Corp.:
5.38%, 6/1/2026 (a)	9,327,000	9,746,528
5.38%, 8/15/2026 (a)	1,390,000	1,452,689
CHS/Community Health Systems, Inc.:
6.63%, 2/15/2025 (a)	13,414,000	14,178,061
8.00%, 3/15/2026 (a)	19,112,000	20,595,282
Encompass Health Corp. 5.75%, 9/15/2025	701,000	721,154
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	4,912,000	5,048,652
HCA, Inc.:
5.38%, 2/1/2025	21,922,000	24,726,701
5.88%, 5/1/2023	12,443,000	13,511,854
5.88%, 2/15/2026	10,097,000	11,683,844
Legacy LifePoint Health LLC 6.75%, 4/15/2025 (a)	3,555,000	3,786,537
ModivCare, Inc. 5.88%, 11/15/2025 (a)	4,509,000	4,824,495
Molina Healthcare, Inc. 5.38%, 11/15/2022	6,151,000	6,442,373
See accompanying notes to financial statements.
95

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	$ 6,666,000	$ 7,219,745
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	7,632,000	7,971,929
Surgery Center Holdings, Inc. 6.75%, 7/1/2025 (a) (c)	20,000	20,397
Tenet Healthcare Corp.:
4.63%, 7/15/2024	14,767,000	14,983,337
4.63%, 9/1/2024 (a)	11,259,000	11,554,436
4.88%, 1/1/2026 (a)	11,589,000	12,004,582
6.75%, 6/15/2023	17,615,000	19,181,502
7.50%, 4/1/2025 (a)	9,752,000	10,521,043
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	4,073,000	4,209,771
		218,436,207
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Stena AB 7.00%, 2/1/2024 (a) (c)	2,618,000	2,753,796
Stena International SA:
5.75%, 3/1/2024 (a)	320,000	330,761
6.13%, 2/1/2025 (a)	5,863,000	6,088,198
		9,172,755
HOME BUILDERS — 0.6%
Empire Communities Corp. 7.00%, 12/15/2025 (a)	6,855,000	7,224,896
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	5,456,000	5,513,288
KB Home:
7.50%, 9/15/2022	3,116,000	3,347,020
7.63%, 5/15/2023	916,000	995,619
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	3,013,000	3,189,984
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.88%, 4/15/2023 (a)	2,548,000	2,720,984
Toll Brothers Finance Corp.:
4.38%, 4/15/2023	2,901,660	3,035,775
4.88%, 11/15/2025	379,000	424,957
5.88%, 2/15/2022	3,932,000	4,012,645
See accompanying notes to financial statements.
96

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	$ 1,347,000	$ 1,498,214
		31,963,382
HOME FURNISHINGS — 0.2%
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	11,090,000	11,581,065
HOUSEHOLD PRODUCTS & WARES — 0.1%
Spectrum Brands, Inc. 5.75%, 7/15/2025	6,320,000	6,481,729
HOUSEWARES — 0.9%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	6,598,000	7,069,031
Newell Brands, Inc.:
4.35%, 4/1/2023	10,451,000	10,981,702
4.70%, 4/1/2026	19,040,000	21,228,077
4.88%, 6/1/2025	6,600,000	7,312,734
		46,591,544
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025 (a)	11,361,000	11,617,191
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	5,987,000	6,112,428
Genworth Holdings, Inc.:
7.63%, 9/24/2021 (c)	3,987,000	4,047,563
Series ., 4.80%, 2/15/2024 (c)	3,199,000	3,198,424
Series ., 4.90%, 8/15/2023 (c)	3,908,000	3,919,489
HUB International, Ltd. 7.00%, 5/1/2026 (a)	8,245,000	8,548,911
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	3,906,000	4,473,776
Radian Group, Inc.:
4.50%, 10/1/2024	2,357,000	2,524,559
6.63%, 3/15/2025	645,000	728,798
USI, Inc. 6.88%, 5/1/2025 (a)	4,875,000	4,964,797
		50,135,936
See accompanying notes to financial statements.
97

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
INTERNET — 1.3%
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	$ 7,729,000	$ 7,910,863
5.38%, 3/1/2022 (a) (c)	1,907,000	1,937,073
Netflix, Inc.:
3.63%, 6/15/2025 (a) (c)	5,827,000	6,274,222
5.50%, 2/15/2022	9,951,000	10,236,594
5.75%, 3/1/2024	3,321,000	3,726,328
5.88%, 2/15/2025 (c)	9,016,000	10,414,021
NortonLifeLock, Inc.:
3.95%, 6/15/2022 (c)	137,000	139,536
5.00%, 4/15/2025 (a)	6,817,000	6,903,576
TripAdvisor, Inc. 7.00%, 7/15/2025 (a) (c)	6,366,000	6,859,556
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	9,001,000	9,712,349
		64,114,118
INVESTMENT COMPANY SECURITY — 0.6%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	12,476,000	13,051,518
6.25%, 5/15/2026	7,362,000	7,810,051
6.38%, 12/15/2025	10,372,000	10,717,388
		31,578,957
IRON/STEEL — 0.9%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	5,600,000	6,164,312
ArcelorMittal SA:
3.60%, 7/16/2024 (c)	3,335,000	3,576,521
4.55%, 3/11/2026	4,969,000	5,626,100
Cleveland-Cliffs, Inc.:
6.75%, 3/15/2026 (a)	11,670,000	12,576,876
9.88%, 10/17/2025 (a)	4,829,000	5,648,529
United States Steel Corp.:
6.25%, 3/15/2026 (c)	3,110,000	3,202,927
6.88%, 8/15/2025 (c)	8,539,000	8,734,031
		45,529,296
LEISURE TIME — 3.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (g)	1,771,000	9,918
See accompanying notes to financial statements.
98

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Carlson Travel, Inc.:
6.75%, 12/15/2025 (a) (c)	$ 3,260,653	$ 2,997,714
11.50%, 12/15/2026 (a)	1,749,937	877,383
Carnival Corp.:
7.63%, 3/1/2026 (a)	14,081,000	15,342,798
10.50%, 2/1/2026 (a) (c)	10,271,000	11,980,916
11.50%, 4/1/2023 (a)	31,134,000	35,154,956
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	1,560,000	1,540,500
Life Time, Inc.:
5.75%, 1/15/2026 (a)	12,503,000	12,955,359
8.00%, 4/15/2026 (a)	1,665,000	1,780,984
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (c)	4,108,000	3,964,959
5.88%, 3/15/2026 (a)	9,244,000	9,683,275
10.25%, 2/1/2026 (a)	11,581,000	13,551,855
12.25%, 5/15/2024 (a)	2,750,000	3,320,102
Royal Caribbean Cruises, Ltd.:
4.25%, 7/1/2026 (a) (c)	3,780,000	3,775,275
5.25%, 11/15/2022	8,856,000	9,134,256
9.13%, 6/15/2023 (a)	7,690,000	8,441,467
10.88%, 6/1/2023 (a)	9,632,000	10,981,925
11.50%, 6/1/2025 (a)	20,359,000	23,488,178
Viking Cruises, Ltd. 13.00%, 5/15/2025 (a)	6,133,000	7,212,653
		176,194,473
LODGING — 2.8%
Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	5,485,000	6,040,960
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (c)	9,383,000	9,659,986
10.75%, 9/1/2024 (a)	3,609,000	3,755,525
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	3,678,000	3,873,817
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	7,395,000	7,861,772
Melco Resorts Finance, Ltd.:
4.88%, 6/6/2025 (a)	8,404,000	8,615,276
Series REGS, 4.88%, 6/6/2025	585,000	599,707
MGM China Holdings, Ltd.:
5.25%, 6/18/2025 (a)	120,000	124,656
See accompanying notes to financial statements.
99

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.38%, 5/15/2024 (a)	$ 11,333,000	$ 11,631,398
5.88%, 5/15/2026 (a)	4,145,000	4,346,074
MGM Resorts International:
5.75%, 6/15/2025	8,917,000	9,833,133
6.00%, 3/15/2023	10,533,000	11,263,463
6.75%, 5/1/2025	6,156,000	6,591,291
7.75%, 3/15/2022	13,865,000	14,490,034
Studio City Finance, Ltd. 6.00%, 7/15/2025 (a) (c)	2,571,000	2,704,023
Travel + Leisure Co.:
3.90%, 3/1/2023	19,000	19,617
6.60%, 10/1/2025	2,707,000	3,058,017
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	4,959,000	5,220,141
Wyndham Destinations, Inc. 4.25%, 3/1/2022	8,076,000	8,166,855
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (c)	1,187,000	1,223,536
5.50%, 3/1/2025 (a)	14,626,603	15,742,028
Wynn Macau, Ltd.:
5.50%, 1/15/2026 (a)	2,226,000	2,329,309
4.88%, 10/1/2024 (a)	5,603,000	5,683,403
REGS, 5.50%, 10/1/2027 (a)	196,000	204,381
		143,038,402
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	2,870,000	2,947,146
MACHINERY-DIVERSIFIED — 0.3%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (c)	3,331,000	3,297,290
Husky III Holding, Ltd. PIK 13.00%, 2/15/2025 (a)	3,822,000	4,145,838
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	827,000	854,506
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	2,267,000	2,319,300
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	1,540,000	1,596,657
See accompanying notes to financial statements.
100

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Welbilt, Inc. 9.50%, 2/15/2024 (c)	$ 1,673,000	$ 1,750,811
		13,964,402
MEDIA — 4.7%
Altice Financing SA 7.50%, 5/15/2026 (a)	21,465,000	22,323,600
AMC Networks, Inc.:
4.75%, 8/1/2025 (c)	10,516,500	10,794,661
5.00%, 4/1/2024 (c)	2,815,000	2,858,492
Cablevision Systems Corp. 5.88%, 9/15/2022	7,564,000	7,940,687
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	4,292,000	4,332,559
5.50%, 5/1/2026 (a)	10,283,000	10,629,331
5.75%, 2/15/2026 (a)	9,948,000	10,282,352
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (c)	5,063,000	5,185,879
CSC Holdings LLC:
5.25%, 6/1/2024 (c)	4,528,000	4,908,126
6.75%, 11/15/2021	10,399,000	10,606,980
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (c)	1,957,000	2,047,531
DISH DBS Corp.:
5.00%, 3/15/2023	9,463,000	9,917,697
5.88%, 7/15/2022	21,152,000	22,058,786
5.88%, 11/15/2024	12,029,000	12,918,063
7.38%, 7/1/2028 (c)	1,970,000	2,120,410
Gray Television, Inc. 5.88%, 7/15/2026 (a)	3,490,000	3,603,879
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	3,786,000	3,962,882
6.38%, 5/1/2026	1,718,000	1,827,780
McGraw Hill LLC/McGraw-Hill Global Education Finance, Inc. 8.00%, 11/30/2024 (a)	6,045,000	6,187,360
Meredith Corp. 6.88%, 2/1/2026 (c)	5,529,000	5,762,821
Quebecor Media, Inc. 5.75%, 1/15/2023 (c)	3,933,000	4,206,265
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	10,400,000	10,416,848
4.63%, 7/15/2024 (a)	19,132,000	19,644,355
See accompanying notes to financial statements.
101

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a) (d)	$ 1,325,000	$ 1,347,167
TEGNA, Inc. 4.75%, 3/15/2026 (a)	2,995,000	3,190,963
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (c)	4,298,000	4,597,184
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	9,324,000	9,512,345
9.50%, 5/1/2025 (a)	6,687,000	7,374,959
Videotron, Ltd.:
5.00%, 7/15/2022	11,163,000	11,610,971
5.38%, 6/15/2024 (a)	4,801,000	5,269,002
		237,439,935
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	5,962,000	6,096,264
MINING — 1.0%
Arconic Corp. 6.00%, 5/15/2025 (a) (c)	2,398,000	2,554,302
Constellium SE 5.88%, 2/15/2026 (a)	7,334,000	7,550,720
FMG Resources August 2006 Pty, Ltd. 5.13%, 5/15/2024 (a)	2,678,000	2,912,459
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022 (c)	5,220,253	5,272,456
3.88%, 3/15/2023	7,286,000	7,593,906
4.55%, 11/14/2024	6,264,000	6,836,592
Hudbay Minerals, Inc. 4.50%, 4/1/2026 (a)	3,296,000	3,311,656
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (c)	6,688,000	7,040,591
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	4,435,000	4,633,821
		47,706,503
MISCELLANEOUS MANUFACTURER — 0.9%
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	25,000	25,037
6.13%, 1/15/2023 (a)	500	528
7.13%, 6/15/2026 (a)	6,170,000	6,459,805
7.50%, 12/1/2024 (a)	7,808,000	8,170,994
See accompanying notes to financial statements.
102

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
7.50%, 3/15/2025 (a) (c)	$ 13,197,000	$ 13,589,743
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	3,832,000	3,953,819
12.25%, 11/15/2026 (a)	1,868,000	2,153,430
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	5,225,000	5,479,196
Hillenbrand, Inc. 5.75%, 6/15/2025	2,078,000	2,229,278
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	657,000	675,685
Trinity Industries, Inc. 4.55%, 10/1/2024	4,595,000	4,891,240
		47,628,755
OFFICE & BUSINESS EQUIPMENT — 0.7%
CDW LLC/CDW Finance Corp.:
4.13%, 5/1/2025	7,071,000	7,386,650
5.50%, 12/1/2024	5,642,000	6,291,958
Xerox Corp. 4.38%, 3/15/2023	10,787,000	11,257,637
Xerox Holdings Corp. 5.00%, 8/15/2025 (a) (c)	7,845,000	8,288,399
		33,224,644
OIL & GAS — 7.8%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	7,502,000	8,125,491
Antero Resources Corp. 5.00%, 3/1/2025 (c)	3,193,000	3,271,228
Apache Corp. 4.63%, 11/15/2025	8,023,000	8,645,344
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	2,474,000	2,292,112
Baytex Energy Corp. 5.63%, 6/1/2024 (a)	1,244,000	1,246,774
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a) (c)	2,899,000	2,947,616
California Resources Corp. 7.13%, 2/1/2026 (a)	4,586,000	4,832,681
Callon Petroleum Co.:
6.13%, 10/1/2024	3,852,000	3,796,223
6.25%, 4/15/2023	3,994,000	3,999,751
9.00%, 4/1/2025 (a)	1,331,000	1,450,684
See accompanying notes to financial statements.
103

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a) (c)	$ 4,014,000	$ 4,375,902
Cenovus Energy, Inc.:
3.00%, 8/15/2022	2,392,000	2,441,299
3.80%, 9/15/2023 (c)	1,297,000	1,367,829
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	1,312,000	1,384,436
Continental Resources, Inc.:
3.80%, 6/1/2024 (c)	9,528,000	10,075,955
4.50%, 4/15/2023	5,720,000	5,965,617
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	13,984,000	14,469,385
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	2,815,000	2,815,676
Devon Energy Corp. 5.25%, 9/15/2024 (a) (c)	4,931,000	5,495,353
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	3,012,000	3,127,390
6.63%, 7/15/2025 (a)	9,966,000	10,679,566
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	1,295,000	1,225,808
EQT Corp.:
3.00%, 10/1/2022 (c)	3,606,000	3,680,211
3.13%, 5/15/2026 (a)	4,585,000	4,697,378
7.63%, 2/1/2025	11,138,000	12,981,005
Gulfport Energy Operating Corp. 8.00%, 5/17/2026 (a)	4,210,000	4,526,129
Independence Energy Finance LLC 7.25%, 5/1/2026 (a)	4,368,000	4,604,920
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a) (c)	6,676,000	6,909,860
Laredo Petroleum, Inc. 9.50%, 1/15/2025	3,368,000	3,550,276
Lundin Energy Finance B.V. 2.00%, 7/15/2026 (a)	1,940,000	1,944,384
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	1,470,000	1,514,762
MEG Energy Corp. 6.50%, 1/15/2025 (a)	2,319,000	2,398,449
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	8,013,000	7,475,808
See accompanying notes to financial statements.
104

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Murphy Oil Corp.:
5.75%, 8/15/2025	$ 8,647,000	$ 8,894,045
6.88%, 8/15/2024 (c)	3,192,000	3,265,033
Nabors Industries, Inc. 5.75%, 2/1/2025 (c)	2,087,000	1,919,894
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	10,519,000	10,310,934
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	7,493,000	7,683,847
Newfield Exploration Co. 5.38%, 1/1/2026	4,751,000	5,357,038
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	3,015,000	3,141,087
Occidental Petroleum Corp.:
2.70%, 8/15/2022	4,992,000	5,090,792
2.70%, 2/15/2023	8,090,000	8,270,407
2.90%, 8/15/2024	20,846,000	21,315,660
3.20%, 8/15/2026	1,980,000	1,995,464
3.40%, 4/15/2026	4,747,000	4,855,374
3.50%, 6/15/2025 (c)	7,311,000	7,478,349
5.50%, 12/1/2025	8,786,000	9,708,003
5.55%, 3/15/2026	10,101,000	11,174,231
5.88%, 9/1/2025	9,151,000	10,189,547
6.95%, 7/1/2024	4,917,000	5,537,525
8.00%, 7/15/2025 (c)	3,793,000	4,549,097
Ovintiv Exploration, Inc. 5.63%, 7/1/2024	3,202,000	3,563,570
Ovintiv, Inc. 3.90%, 11/15/2021	3,973,000	3,984,760
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025 (c)	7,480,000	5,677,769
9.25%, 5/15/2025 (a) (c)	11,072,000	11,155,151
PDC Energy, Inc.:
5.75%, 5/15/2026	6,499,000	6,790,740
6.13%, 9/15/2024	32,000	32,719
Puma International Financing SA 5.13%, 10/6/2024 (a)	4,145,000	4,185,994
Range Resources Corp.:
4.88%, 5/15/2025	4,845,000	5,030,515
5.00%, 3/15/2023 (c)	7,189,000	7,479,939
9.25%, 2/1/2026	5,519,000	6,086,629
See accompanying notes to financial statements.
105

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
SM Energy Co. 10.00%, 1/15/2025 (a) (c)	$ 4,077,000	$ 4,617,202
Southwestern Energy Co.:
6.45%, 1/23/2025	2,257,000	2,489,110
7.50%, 4/1/2026	1,243,000	1,315,442
Sunoco L.P./Sunoco Finance Corp. 5.50%, 2/15/2026	8,006,000	8,249,462
Talos Production, Inc. 12.00%, 1/15/2026	7,461,000	7,916,942
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	10,208,725	9,940,746
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	2,463,250	2,486,775
Transocean, Inc.:
7.25%, 11/1/2025 (a)	200,000	173,860
7.50%, 1/15/2026 (a)	9,250,000	7,952,040
Tullow Oil PLC 10.25%, 5/15/2026 (a)	3,000	3,151
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	5,018,000	4,866,456
		393,050,601
OIL & GAS SERVICES — 1.1%
CGG SA 8.75%, 4/1/2027 (a) (c)	1,842,000	1,907,354
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	2,676,000	2,381,265
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	6,023,000	6,642,526
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	2,968,000	1,516,054
Oceaneering International, Inc. 4.65%, 11/15/2024 (c)	4,581,000	4,613,205
SESI LLC 7.75%, 9/15/2024 (g)	485,000	189,150
TechnipFMC PLC 6.50%, 2/1/2026 (a)	11,781,000	12,709,579
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 4/1/2026	2,579,000	2,704,726
Weatherford International, Ltd.:
8.75%, 9/1/2024 (a)	5,545,000	5,798,684
See accompanying notes to financial statements.
106

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
11.00%, 12/1/2024 (a) (c)	$ 14,911,000	$ 15,492,976
		53,955,519
PACKAGING & CONTAINERS — 2.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	6,575,000	6,787,636
5.25%, 4/30/2025 (a) (c)	3,707,000	3,887,049
6.00%, 2/15/2025 (a)	5,453,916	5,627,514
Ball Corp.:
4.00%, 11/15/2023	3,682,000	3,902,736
4.88%, 3/15/2026	7,445,000	8,295,963
5.00%, 3/15/2022	10,511,000	10,805,518
5.25%, 7/1/2025	8,551,000	9,676,996
Berry Global, Inc. 4.88%, 7/15/2026 (a)	418,000	442,202
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a)	1,278,000	1,358,808
Crown Americas LLC/Crown Americas Capital Corp.:
4.50%, 1/15/2023	6,963,000	7,299,313
4.75%, 2/1/2026	244,000	253,182
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	8,361,000	8,517,936
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a) (c)	22,030,000	22,208,443
7.25%, 4/15/2025 (a) (c)	10,449,947	10,267,700
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a) (c)	5,632,000	6,068,536
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (c)	8,039,000	8,219,878
Sealed Air Corp.:
4.88%, 12/1/2022 (a)	4,328,000	4,501,639
5.13%, 12/1/2024 (a)	1,706,000	1,862,304
5.25%, 4/1/2023 (a)	120,000	126,956
5.50%, 9/15/2025 (a)	4,374,000	4,894,506
		125,004,815
PHARMACEUTICALS — 2.2%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	12,440,000	13,529,122
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	23,081,000	23,680,413
6.13%, 4/15/2025 (a)	24,589,951	25,196,831
9.00%, 12/15/2025 (a)	18,809,000	20,163,060
See accompanying notes to financial statements.
107

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Elanco Animal Health, Inc.:
4.91%, 8/27/2021	$ 8,014,000	$ 8,060,962
5.27%, 8/28/2023	1,212,000	1,306,548
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	3,356,000	2,652,683
6.00%, 2/1/2025 (a)	4,598,000	3,468,869
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a)	15,000	13,733
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	6,977,000	7,586,860
Lannett Co., Inc. 7.75%, 4/15/2026 (a)	5,568,000	5,551,574
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	806,000	852,611
		112,063,266
PIPELINES — 3.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 7.88%, 5/15/2026 (a)	2,717,000	3,036,220
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	4,395,000	4,761,235
Buckeye Partners L.P.:
4.13%, 3/1/2025 (a)	5,864,000	6,090,175
4.15%, 7/1/2023	454,000	470,544
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	2,334,000	2,440,337
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 5.75%, 4/1/2025	26,000	26,726
DCP Midstream Operating L.P.:
4.95%, 4/1/2022	2,292,000	2,334,998
5.38%, 7/15/2025	8,278,000	9,219,291
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	5,504,000	5,764,174
4.40%, 4/1/2024 (c)	2,487,465	2,612,037
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	5,130,000	5,258,712
4.75%, 7/15/2023 (c)	6,223,000	6,496,936
6.00%, 7/1/2025 (a)	11,923,000	12,966,382
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.25%, 5/15/2026	6,344,000	6,353,326
6.50%, 10/1/2025	6,140,000	6,211,531
See accompanying notes to financial statements.
108

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Hess Midstream Operations L.P. 5.63%, 2/15/2026 (a)	$ 5,265,000	$ 5,487,973
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	15,083,000	15,452,383
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	19,429,000	20,402,587
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (c)	4,439,000	4,020,935
7.50%, 11/1/2023 (c)	4,979,000	4,905,211
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	7,148,000	7,421,911
NuStar Logistics L.P.:
5.75%, 10/1/2025	2,142,000	2,330,346
6.00%, 6/1/2026	6,781,000	7,377,592
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023 (c)	1,587,000	1,566,369
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	5,659,000	5,946,307
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	2,655,000	2,695,834
Ruby Pipeline LLC 8.00%, 4/1/2022 (a)	1,816,515	1,653,047
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	6,000	6,033
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	1,733,000	1,590,946
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/2024 (a)	5,134,000	5,218,146
7.50%, 10/1/2025 (a)	2,825,000	3,077,838
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.88%, 4/15/2026 (c)	11,128,000	11,675,609
Western Midstream Operating L.P.:
3.95%, 6/1/2025	4,612,000	4,788,962
4.00%, 7/1/2022	3,477,000	3,532,980
4.35%, 2/1/2025	5,508,000	5,819,588
		189,013,221
REAL ESTATE — 0.6%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	6,130,000	6,472,851
See accompanying notes to financial statements.
109

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	$ 841,000	$ 864,472
Newmark Group, Inc. 6.13%, 11/15/2023	1,381,000	1,519,100
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (c)	7,480,000	7,783,913
7.63%, 6/15/2025 (a)	5,452,000	5,915,038
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	7,024,000	7,337,832
		29,893,206
REAL ESTATE INVESTMENT TRUSTS — 3.9%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	2,900,000	2,860,212
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a) (c)	6,622,000	6,957,934
Diversified Healthcare Trust 9.75%, 6/15/2025	12,896,000	14,310,820
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (a) (c)	8,713,000	8,875,672
FelCor Lodging L.P. 6.00%, 6/1/2025	551,000	563,006
GEO Group Inc. 6.00%, 4/15/2026 (c)	5,214,000	4,284,657
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	8,060,000	8,123,996
6.00%, 4/15/2025 (a)	3,035,000	3,211,242
iStar, Inc.:
4.25%, 8/1/2025	3,696,000	3,799,858
4.75%, 10/1/2024	3,915,000	4,132,048
5.50%, 2/15/2026	1,869,000	1,957,292
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 3/15/2022 (a)	7,938,000	7,976,261
5.25%, 10/1/2025 (a) (c)	2,156,000	2,195,002
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.63%, 6/15/2025 (a)	7,260,000	7,753,898
5.63%, 5/1/2024	8,973,000	9,727,360
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	5,133,000	5,136,439
See accompanying notes to financial statements.
110

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	$ 5,156,500	$ 5,587,893
SBA Communications Corp. 4.88%, 9/1/2024	11,283,000	11,480,565
Service Properties Trust:
4.35%, 10/1/2024	6,730,000	6,788,887
4.50%, 6/15/2023 (c)	2,394,000	2,450,451
4.50%, 3/15/2025	4,655,000	4,631,725
4.65%, 3/15/2024	1,576,000	1,604,179
5.00%, 8/15/2022	2,093,000	2,124,688
5.25%, 2/15/2026	5,190,000	5,253,526
7.50%, 9/15/2025	11,112,000	12,587,229
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a) (d)	2,750,000	2,771,093
4.75%, 3/15/2025	2,447,000	2,559,611
5.00%, 12/15/2021	8,698,500	8,750,169
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	3,692,000	3,818,746
7.88%, 2/15/2025 (a)	23,273,000	24,926,779
VICI Properties L.P./VICI Note Co., Inc. 3.50%, 2/15/2025 (a)	7,367,000	7,548,523
XHR L.P. 6.38%, 8/15/2025 (a)	2,204,000	2,345,585
		197,095,346
RETAIL — 4.7%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	5,651,000	5,714,913
5.75%, 4/15/2025 (a)	6,913,000	7,321,005
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	4,062,000	3,949,767
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	3,216,000	3,566,255
Ambience Merger Sub, Inc. 4.88%, 7/15/2028 (a) (d)	1,920,000	1,924,800
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a)	2,460,000	2,429,914
Carvana Co. 5.63%, 10/1/2025 (a)	3,413,000	3,548,360
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	4,930,000	5,056,208
See accompanying notes to financial statements.
111

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	$ 6,357,000	$ 6,837,971
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	6,279,000	6,488,091
8.50%, 10/30/2025 (a)	7,756,865	8,196,136
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	9,264,000	9,185,163
Gap, Inc.:
8.38%, 5/15/2023 (a) (c)	4,350,000	4,896,490
8.63%, 5/15/2025 (a)	12,719,000	13,948,546
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	19,029,000	19,167,151
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	4,076,000	4,363,399
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	2,261,000	2,341,899
7.00%, 6/15/2025 (a)	7,245,000	7,823,006
L Brands, Inc. 9.38%, 7/1/2025 (a)	6,555,000	8,467,683
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	6,252,000	6,470,882
Macy's Retail Holdings LLC:
2.88%, 2/15/2023 (c)	5,230,000	5,272,258
3.63%, 6/1/2024 (c)	2,717,000	2,786,501
Macy's, Inc. 8.38%, 6/15/2025 (a)	16,575,000	18,250,069
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	8,714,000	9,301,672
Party City Holdings, Inc. 8.75%, 2/15/2026 (a) (c)	4,695,000	5,024,965
Penske Automotive Group, Inc. 3.50%, 9/1/2025	236,000	244,423
QVC, Inc.:
4.38%, 3/15/2023	6,935,000	7,309,282
4.38%, 9/1/2028	1,215,000	1,240,114
4.45%, 2/15/2025	4,773,000	5,088,018
4.85%, 4/1/2024 (c)	3,128,000	3,394,975
Rite Aid Corp. 7.50%, 7/1/2025 (a)	9,286,000	9,423,804
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	8,087,000	8,349,423
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	3,701,000	3,813,880
See accompanying notes to financial statements.
112

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Staples, Inc. 7.50%, 4/15/2026 (a)	$ 19,571,000	$ 20,277,709
Yum! Brands, Inc.:
3.75%, 11/1/2021	100,000	100,250
7.75%, 4/1/2025 (a)	6,668,000	7,267,520
		238,842,502
SEMICONDUCTORS — 0.3%
ams AG 7.00%, 7/31/2025 (a) (c)	5,483,000	5,902,723
Microchip Technology, Inc.:
0.97%, 2/15/2024 (a)	1,517,000	1,516,712
4.25%, 9/1/2025	8,975,000	9,426,353
		16,845,788
SOFTWARE — 1.6%
Ascend Learning LLC 6.88%, 8/1/2025 (a) (c)	3,006,000	3,063,956
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	7,655,000	8,193,070
9.13%, 3/1/2026 (a)	5,447,000	5,746,313
BY Crown Parent LLC 7.38%, 10/15/2024 (a)	2,486,000	2,529,977
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	6,489,000	6,794,827
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	14,233,000	14,459,447
Escrow RCN Corp. 11.63%, 4/15/2023	154,000	11,165
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.63%, 5/1/2028 (a)	828,000	812,218
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022	7,545,000	7,548,244
Open Text Corp. 5.88%, 6/1/2026 (a)	4,361,000	4,512,937
PTC, Inc. 3.63%, 2/15/2025 (a)	3,961,000	4,079,275
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	279,000	190,630
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 9/1/2025 (a)	19,156,000	19,940,055
See accompanying notes to financial statements.
113

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
10.50%, 2/1/2024 (a) (c)	$ 2,630,000	$ 2,699,038
		80,581,152
STORAGE & WAREHOUSING — 0.0% (f)
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	291,000	290,988
TELECOMMUNICATIONS — 6.8%
Altice France SA 7.38%, 5/1/2026 (a)	20,896,000	21,722,228
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,924,761	323,552
CenturyLink, Inc.:
5.63%, 4/1/2025	1,028,000	1,114,609
Series T, 5.80%, 3/15/2022	15,723,000	16,193,432
Series W, 6.75%, 12/1/2023	5,338,000	5,917,173
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a)	9,176,000	9,414,484
8.00%, 10/15/2025 (a)	5,434,000	5,724,013
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	6,420,500	6,558,798
CommScope, Inc.:
5.50%, 3/1/2024 (a)	10,280,000	10,583,877
6.00%, 3/1/2026 (a)	19,649,000	20,747,183
DKT Finance ApS 9.38%, 6/17/2023 (a)	6,614,950	6,774,304
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	4,410,000	4,790,186
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	1,703,000	176,090
Intrado Corp. 8.50%, 10/15/2025 (a) (c)	7,691,000	7,513,799
Level 3 Financing, Inc.:
5.25%, 3/15/2026	7,153,000	7,374,600
5.38%, 5/1/2025	6,496,000	6,644,953
Lumen Technologies Inc Series Y, 7.50%, 4/1/2024 (c)	12,802,000	14,374,726
Nokia Oyj 3.38%, 6/12/2022	5,908,000	6,028,819
Qwest Corp. 6.75%, 12/1/2021	6,546,000	6,709,061
Sprint Communications, Inc.:
6.00%, 11/15/2022	13,172,000	13,996,699
See accompanying notes to financial statements.
114

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
11.50%, 11/15/2021	$ 7,380,000	$ 7,654,093
Sprint Corp.:
7.13%, 6/15/2024	16,609,000	19,195,852
7.25%, 9/15/2021	13,879,000	14,052,487
7.63%, 2/15/2025	3,076,000	3,653,734
7.63%, 3/1/2026	9,364,000	11,455,356
7.88%, 9/15/2023	25,012,000	28,433,642
Telecom Italia SpA 5.30%, 5/30/2024 (a)	10,264,000	11,221,836
T-Mobile USA, Inc.:
2.25%, 2/15/2026 (c)	10,266,000	10,355,519
2.25%, 2/15/2026 (a)	6,555,000	6,612,094
2.63%, 4/15/2026 (c)	9,695,000	9,913,234
4.00%, 4/15/2022	4,186,000	4,269,720
4.50%, 2/1/2026	11,154,000	11,420,246
Trilogy International South Pacific LLC/TISP Finance, Inc. 8.88%, 5/15/2023 (a) (c)	2,234,380	2,247,496
VEON Holdings B.V.:
4.00%, 4/9/2025 (a)	11,008,000	11,606,835
Series REGS, 4.95%, 6/16/2024	2,564,000	2,764,736
Series REGS, 5.95%, 2/13/2023	4,800,000	5,100,000
Series REGS, 7.50%, 3/1/2022	3,328,000	3,476,229
ViaSat, Inc. 5.63%, 9/15/2025 (a)	6,860,000	6,989,037
Vodafone Group PLC 5 year CMT + 2.45%, 3.25%, 6/4/2081 (h)	1,388,000	1,395,912
		344,500,644
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 3.38%, 4/1/2026 (a)	5,368,000	5,564,952
TRANSPORTATION — 0.9%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a) (c)	8,156,000	7,463,719
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	240,000	240,197
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	1,426,000	1,231,493
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	3,313,000	2,865,646
See accompanying notes to financial statements.
115

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Western Global Airlines LLC 10.38%, 8/15/2025 (a) (c)	$ 3,426,000	$ 3,888,510
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	10,542,000	10,624,122
6.25%, 5/1/2025 (a)	10,051,000	10,693,259
6.75%, 8/15/2024 (a)	10,097,000	10,504,818
		47,511,764
TRUCKING & LEASING — 0.2%
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	10,881,000	11,298,286
WATER — 0.1%
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a) (c)	5,566,000	5,905,248
TOTAL CORPORATE BONDS & NOTES (Cost $4,878,969,458)		4,890,800,635
	Shares
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0% (f)
Abengoa SA Class A (i)	1,017,249	23,042
Abengoa SA Class B (i)	10,518,618	59,875
		82,917
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (f)
Avanti Communications Group PLC (e)	8,448,041	—
HOUSEHOLD PRODUCTS — 0.0% (f)
Cenveo Enterprises, Inc. (e)	9,870	98,700
MEDIA — 0.0% (f)
Clear Channel Outdoor Holding, Inc. (i)	70,012	184,831
iHeartMedia, Inc. Class A (i)	29,774	801,814
		986,645
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Amplify Energy Corp. (i)	46,662	188,981
TRANSPORTATION INFRASTRUCTURE — 0.1%
ATD New Holdings, Inc. (i)	41,112	2,220,048
Erickson, Inc. (e) (i)	3,081	15,405
See accompanying notes to financial statements.
116

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Erickson, Inc. (e)	4,342	$ 21,710
		2,257,163
TOTAL COMMON STOCKS (Cost $16,508,194)		3,614,406
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (f)
MEDIA — 0.0% (f)
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.10%, 5/1/2026 (h) (Cost $729,385)	$ 729,252	723,935
	SHARES	VALUE
WARRANTS — 0.0% (f)
ADVERTISING SERVICES — 0.0% (f)
Affinion Group, Inc. (expiring 11/20/22) (c) (e)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (f)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (e)	4,407,135	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (j) (k)	105,446,669	105,478,303
State Street Navigator Securities Lending Portfolio II (l) (m)	265,455,794	265,455,794
TOTAL SHORT-TERM INVESTMENTS (Cost $370,933,846)		370,934,097
TOTAL INVESTMENTS — 104.1% (Cost $5,267,140,883)		5,266,073,073
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(208,533,539)
NET ASSETS — 100.0%		$ 5,057,539,534
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 60.7% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2021. Maturity date shown is the final maturity.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
See accompanying notes to financial statements.
117

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(d)	When-issued security.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $158,422, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at June 30, 2021.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$4,890,778,028	$ 22,607	$4,890,800,635
Common Stocks	3,395,674	82,917	135,815	3,614,406
Senior Floating Rate Loans	—	723,935	—	723,935
Warrants	—	—	0(a)	0
Short-Term Investments	370,934,097	—	—	370,934,097
TOTAL INVESTMENTS	$374,329,771	$4,891,584,880	$158,422	$5,266,073,073
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2021.
See accompanying notes to financial statements.
118

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	82,287,603	$ 82,320,518	$1,251,101,533	$1,227,938,092	$8,630	$(14,286)	105,446,669	$105,478,303	$ 85,230
State Street Navigator Securities Lending Portfolio II	388,958,936	388,958,936	1,191,646,544	1,315,149,686	—	—	265,455,794	265,455,794	1,048,816
Total		$471,279,454	$2,442,748,077	$2,543,087,778	$8,630	$(14,286)		$370,934,097	$1,134,046
See accompanying notes to financial statements.
119

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,482,617,389	$ 9,557,359,739	$4,895,138,976
Investments in affiliated issuers, at value	515,277,772	617,369,203	370,934,097
Total Investments	6,997,895,161	10,174,728,942	5,266,073,073
Cash	137,829	—	—
Receivable for investments sold	225,281,263	248,378,103	78,309,751
Receivable for fund shares sold	—	285,380,325	41,284,011
Dividends receivable — unaffiliated issuers	2,915,055	—	—
Dividends receivable — affiliated issuers	699	2,392	3,878
Interest receivable — unaffiliated issuers	8,537,542	145,670,140	79,087,808
Securities lending income receivable — affiliated issuers	193,489	150,018	85,374
Receivable for foreign taxes recoverable	—	90,150	88,323
Other Receivable	—	12,929	61
TOTAL ASSETS	7,234,961,038	10,854,412,999	5,464,932,279
LIABILITIES
Due to custodian	—	500,856	4,337,217
Payable upon return of securities loaned	320,117,599	564,317,081	265,455,794
Payable for investments purchased	110,575,075	415,846,014	61,644,470
Payable for fund shares repurchased	173,745,536	131,790,331	74,336,956
Advisory fee payable	2,134,767	3,216,619	1,616,292
Trustees’ fees and expenses payable	2,355	9,277	2,016
TOTAL LIABILITIES	606,575,332	1,115,680,178	407,392,745
NET ASSETS	$6,628,385,706	$ 9,738,732,821	$5,057,539,534
NET ASSETS CONSIST OF:
Paid-in Capital	$5,665,964,921	$ 11,314,121,474	$5,661,022,563
Total distributable earnings (loss)	962,420,785	(1,575,388,653)	(603,483,029)
NET ASSETS	$6,628,385,706	$ 9,738,732,821	$5,057,539,534
NET ASSET VALUE PER SHARE
Net asset value per share	$ 86.87	$ 109.83	$ 27.53
Shares outstanding (unlimited amount authorized, $0.01 par value)	76,300,000	88,674,605	183,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,441,394,039	$ 9,587,586,863	$4,896,207,037
Investments in affiliated issuers	510,949,571	617,365,750	370,933,846
Total cost of investments	$5,952,343,610	$10,204,952,613	$5,267,140,883
* Includes investments in securities on loan, at value	$ 401,488,072	$ 588,711,452	$ 274,172,587
See accompanying notes to financial statements.
120

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ (93,770,033)	$ 536,592,790	$177,361,534
Dividend income — unaffiliated issuers	54,286,987	—	—
Dividend income — affiliated issuers	6,233,968	81,096	85,230
Unaffiliated securities lending income	37,432	85,748	31,679
Affiliated securities lending income	1,101,263	2,851,021	1,048,816
Foreign taxes withheld	(6,752)	—	—
TOTAL INVESTMENT INCOME (LOSS)	(32,117,135)	539,610,655	178,527,259
EXPENSES
Advisory fee	24,279,419	46,255,063	15,306,223
Trustees’ fees and expenses	84,206	185,047	54,299
Miscellaneous expenses	2	22,768	24,613
TOTAL EXPENSES	24,363,627	46,462,878	15,385,135
NET INVESTMENT INCOME (LOSS)	$ (56,480,762)	$ 493,147,777	$163,142,124
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	473,400,659	(69,638,928)	(7,697,982)
Investments — affiliated issuers	(1,456,555)	(14,683)	8,630
In-kind redemptions — unaffiliated issuers	1,377,172,065	652,497,427	210,538,836
In-kind redemptions — affiliated issuers	3,284,708	—	—
Net realized gain (loss)	1,852,400,877	582,843,816	202,849,484
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	372,010,249	451,921,828	138,281,521
Investments — affiliated issuers	8,204,728	3,394	(14,286)
Net change in unrealized appreciation/depreciation	380,214,977	451,925,222	138,267,235
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,232,615,854	1,034,769,038	341,116,719
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,176,135,092	$1,527,916,815	$504,258,843
See accompanying notes to financial statements.
121

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Convertible Securities ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (56,480,762)	$ 25,887,455
Net realized gain (loss)	1,852,400,877	206,563,712
Net change in unrealized appreciation/depreciation	380,214,977	377,638,208
Net increase (decrease) in net assets resulting from operations	2,176,135,092	610,089,375
Net equalization credits and charges	(2,658,515)	9,534,426
Distributions to shareholders	(149,426,532)	(133,938,198)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,565,731,873	1,632,985,641
Cost of shares redeemed	(3,608,268,419)	(1,323,542,708)
Net income equalization	2,658,515	(9,534,426)
Other Capital	137,556	84,568
Net increase (decrease) in net assets from beneficial interest transactions	(39,740,475)	299,993,075
Net increase (decrease) in net assets during the period	1,984,309,570	785,678,678
Net assets at beginning of period	4,644,076,136	3,858,397,458
NET ASSETS AT END OF PERIOD	$ 6,628,385,706	$ 4,644,076,136
SHARES OF BENEFICIAL INTEREST:
Shares sold	44,100,000	29,200,000
Shares redeemed	(44,900,000)	(25,000,000)
Net increase (decrease) from share transactions	(800,000)	4,200,000
See accompanying notes to financial statements.
122

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays High Yield Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 493,147,777	$ 508,497,392
Net realized gain (loss)	582,843,816	137,817,144
Net change in unrealized appreciation/depreciation	451,925,222	(286,004,283)
Net increase (decrease) in net assets resulting from operations	1,527,916,815	360,310,253
Net equalization credits and charges	(4,231,181)	379,758
Distributions to shareholders	(557,603,482)	(540,633,941)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	35,932,293,658	36,255,805,290
Cost of shares redeemed	(37,723,570,801)	(34,925,935,814)
Net income equalization	4,231,181	(379,758)
Other Capital	4,509,591	3,402,318
Net increase (decrease) in net assets from beneficial interest transactions	(1,782,536,371)	1,332,892,036
Net increase (decrease) in net assets during the period	(816,454,219)	1,152,948,106
Net assets at beginning of period	10,555,187,040	9,402,238,934
NET ASSETS AT END OF PERIOD	$ 9,738,732,821	$ 10,555,187,040
SHARES OF BENEFICIAL INTEREST:
Shares sold	335,000,000	350,800,001
Shares redeemed	(350,800,000)	(332,800,000)
Net increase (decrease) from share transactions	(15,800,000)	18,000,001
See accompanying notes to financial statements.
123

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 163,142,124	$ 165,620,363
Net realized gain (loss)	202,849,484	(118,615,075)
Net change in unrealized appreciation/depreciation	138,267,235	(78,722,421)
Net increase (decrease) in net assets resulting from operations	504,258,843	(31,717,133)
Net equalization credits and charges	(1,354,275)	(1,533,368)
Distributions to shareholders	(175,655,642)	(176,399,855)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	15,672,178,995	5,810,390,428
Cost of shares redeemed	(13,981,332,848)	(5,604,012,147)
Net income equalization	1,354,275	1,533,368
Other Capital	749,568	266,785
Net increase (decrease) in net assets from beneficial interest transactions	1,692,949,990	208,178,434
Net increase (decrease) in net assets during the period	2,020,198,916	(1,471,922)
Net assets at beginning of period	3,037,340,618	3,038,812,540
NET ASSETS AT END OF PERIOD	$ 5,057,539,534	$ 3,037,340,618
SHARES OF BENEFICIAL INTEREST:
Shares sold	585,900,000	226,500,000
Shares redeemed	(522,900,000)	(217,500,000)
Net increase (decrease) from share transactions	63,000,000	9,000,000
See accompanying notes to financial statements.
124

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Convertible Securities ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 60.23	$ 52.93	$ 53.09	$ 49.53	$ 43.78
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.73)	0.34	(0.30)	0.23	0.98
Net realized and unrealized gain (loss) (b)	29.30	8.56	2.88	5.40	7.17
Total from investment operations	28.57	8.90	2.58	5.63	8.15
Net equalization credits and charges (a)	(0.03)	0.12	0.04	0.01	(0.33)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.02
Distributions to shareholders from:
Net investment income	(1.90)	(1.72)	(2.78)	(2.08)	(2.09)
Net asset value, end of period	$ 86.87	$ 60.23	$ 52.93	$ 53.09	$ 49.53
Total return (d)	47.75%	17.45%	5.51%	11.62%	18.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,628,386	$4,644,076	$3,858,397	$4,475,889	$3,873,400
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	(0.93)%	0.62%	(0.58)%	0.44%	2.12%
Portfolio turnover rate (e)	30%	41%	36%	40%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
125

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays High Yield Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 101.03	$ 108.73	$ 106.80	$ 111.30	$ 105.84
Income (loss) from investment operations:
Net investment income (loss) (b)	4.56	5.40	6.08	5.85	6.54
Net realized and unrealized gain (loss) (c)	9.36	(7.31)	1.84	(4.53)	5.49
Total from investment operations	13.92	(1.91)	7.92	1.32	12.03
Net equalization credits and charges (b)	(0.04)	0.00(d)	0.06	0.00(d)	0.00(d)
Other capital (b)	0.04	0.04	0.03	0.03	0.03
Distributions to shareholders from:
Net investment income	(5.12)	(5.83)	(6.08)	(5.85)	(6.60)
Net asset value, end of period	$ 109.83	$ 101.03	$ 108.73	$ 106.80	$ 111.30
Total return (e)	13.99%	(1.81)%	7.81%	1.23%	11.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,738,733	$10,555,187	$9,402,239	$9,506,526	$11,613,180
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.26%	5.13%	5.72%	5.34%	5.97%
Portfolio turnover rate (f)	48%	50%	44%	38%	46%
(a)	On May 6, 2019, the SPDR Bloomberg Barclays High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
126

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 25.16	$ 27.21	$ 27.33	$ 27.92	$ 26.80
Income (loss) from investment operations:
Net investment income (loss) (a)	1.14	1.37	1.54	1.48	1.62
Net realized and unrealized gain (loss) (b)	2.53	(1.93)	(0.11)	(0.58)	1.10
Total from investment operations	3.67	(0.56)	1.43	0.90	2.72
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.01)	(0.01)	0.02
Other capital (a)	0.01	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.30)	(1.48)	(1.54)	(1.48)	(1.62)
Net asset value, end of period	$ 27.53	$ 25.16	$ 27.21	$ 27.33	$ 27.92
Total return (d)	14.79%	(2.10)%	5.37%	3.30%	10.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,057,540	$3,037,341	$3,038,813	$3,544,787	$4,022,599
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.26%	5.27%	5.67%	5.37%	5.85%
Portfolio turnover rate (e)	74%	90%	65%	53%	57%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
127

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
128

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
129

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
130

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are
131

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a
132

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Convertible Securities ETF	0.40%
SPDR Bloomberg Barclays High Yield Bond ETF	0.40
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.40
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. Each contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2021. Each waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
133

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
134

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Convertible Securities ETF	$2,086,456,392	$1,769,630,871
SPDR Bloomberg Barclays High Yield Bond ETF	5,912,292,374	5,425,919,320
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,590,927,519	3,089,840,560
For the year ended June 30, 2021, the following Fund had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 3,171,566,570	$ 3,597,438,422	$1,380,456,773
SPDR Bloomberg Barclays High Yield Bond ETF	34,262,423,133	36,552,244,474	652,497,427
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	15,424,908,544	13,416,547,963	210,538,836
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
135

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for in-kind transactions, amortization and accretion of premium and discount for financial statement purposes, contingent payment debt instruments, wash sale loss deferrals, defaulted bonds, deemed dividends on convertible debt and distributions in excess of current earnings. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Convertible Securities ETF	$149,426,532	$—	$149,426,532
SPDR Bloomberg Barclays High Yield Bond ETF	557,603,482	—	557,603,482
136

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	$175,655,642	$—	$175,655,642
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Convertible Securities ETF	$ 133,938,198	$ —	$ 133,938,198
SPDR Bloomberg Barclays High Yield Bond ETF	540,633,941	—	540,633,941
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	176,399,855	—	176,399,855
At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg Barclays Convertible Securities ETF	$34,387,582	$ —	$—	$928,033,203	$ 962,420,785
SPDR Bloomberg Barclays High Yield Bond ETF	—	(1,519,042,383)	—	(56,346,270)	(1,575,388,653)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	17,835,673	(609,982,089)	—	(11,336,613)	(603,483,029)
As of June 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays High Yield Bond ETF	$391,079,672	$1,127,962,711
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	215,978,665	394,003,424
137

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 6,069,861,958	$1,005,973,732	$ 77,940,529	$928,033,203
SPDR Bloomberg Barclays High Yield Bond ETF	10,231,075,212	64,372,225	120,718,495	(56,346,270)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,277,409,686	28,061,038	39,397,651	(11,336,613)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations,
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Convertible Securities ETF	$ 401,488,072	$ 320,117,599	$ 90,837,955	$ 410,955,554
SPDR Bloomberg Barclays High Yield Bond ETF	588,711,452	564,317,081	36,068,318	600,385,399
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	274,172,587	265,455,794	14,427,965	279,883,759
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Convertible Securities ETF	Convertible Preferred Stocks	$ 114,449,561	$—	$—	$—	$ 114,449,561	$ 114,449,561
SPDR Bloomberg Barclays Convertible Securities ETF	Corporate Bonds & Notes	205,668,038	—	—	—	205,668,038	205,668,038
SPDR Bloomberg Barclays High Yield Bond ETF	Common Stocks	540,069	—	—	—	540,069	540,069
SPDR Bloomberg Barclays High Yield Bond ETF	Corporate Bonds & Notes	563,777,012	—	—	—	563,777,012	563,777,012
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NOTES TO FINANCIAL STATEMENTS  (continued)
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		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Corporate Bonds & Notes	$265,449,943	$—	$—	$—	$265,449,943	$265,449,943
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Funds had no outstanding loans as of June 30, 2021.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instrumentswas and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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11.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Bloomberg Barclays High Yield Bond ETF and SPDR Bloomberg Barclays Short Term High Yield Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Bloomberg Barclays High Yield Bond ETF and SPDR Bloomberg Barclays Short Term High Yield Bond ETF (collectively referred to as the “Funds”) (three of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SPDR® Series Trust) at June 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
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	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Annualized Expense Ratio	0.40%	0.40%	0.40%
Actual:
Ending Account Value	$1,056.60	$1,029.90	$1,042.60
Expenses Paid During Period(a)	2.04	2.01	2.03
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.80	1,022.80	1,022.80
Expenses Paid During Period(a)	2.01	2.01	2.01
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
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Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
The Funds hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
SPDR Bloomberg Barclays Convertible Securities ETF	$288,154,114
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution
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OTHER INFORMATION  (continued)
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procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
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OTHER INFORMATION  (continued)
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Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
& Income Fund (Trustee).
153

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OTHER INFORMATION  (continued)
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Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
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OTHER INFORMATION  (continued)
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Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
155

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
156

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and
BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRTOPFIAR

Annual Report
June 30, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Emerging Markets USD Bond ETF
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays Emerging USD Bond Core Index is designed to measure the performance of fixed-rate U.S. dollar-denominated debt issued by sovereign and quasi-sovereign (government owned and government guaranteed) emerging market issuers.
The Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index consists of debt instruments that pay a variable coupon rate, a majority of which are based on the 3-month LIBOR, with a fixed spread. The Index may include U.S. registered, dollar denominated bonds of non-U.S. corporations, governments and supranational entities. Excluded from the Index are fixed rate bullet bonds, fixed-rate puttable and fixed-rate callable bonds, fixed rate and fixed to floating capital securities, bonds with equity-linked features (e.g. warrants and convertibles), inflation linked bonds and securitized bonds.
The Bloomberg Barclays Municipal Yield Index is market value-weighted and designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies.
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays Emerging Markets USD Bond ETF
PORTFOLIO STATISTICS (UNAUDITED)
The Fund has less than six months of operations as of June 30, 2021, and, therefore, no performance information is provided in this report.
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Turkey Government International Bond 6.38% 10/14/2025	1.1%
Peruvian Government International Bond 5.63% 11/18/2050	1.1
Export-Import Bank of India 3.38% 8/5/2026	1.0
Dominican Republic International Bond 6.00% 7/19/2028	0.9
Indian Oil Corp., Ltd. 4.75% 1/16/2024	0.9
TOTAL	5.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Foreign Government Obligations	73.8%
Corporate Bonds & Notes	24.5
Other Assets in Excess of Liabilities	1.7
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade floating rate notes with maturities greater than or equal to one month and less than five years. The Fund’s benchmark is the Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 1.14%, and the Index was 1.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Corporate bonds were negatively affected as investor risk-off sentiment shifted allocations out of the asset class and volatility drove spreads of the Index to unprecedented wides of 335 basis points (bps). However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized marking the beginning of a widespread rally across a number of fixed income sectors, including corporate bonds. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. This caused a spike in yields across a number of fixed income sectors, leading to widespread negative returns in Q1 2021. The Fed reiterated their stance that higher inflation would be transitory which quelled investor fears, leading to a bounce back in returns in Q2 2021. Index spreads continued their tightening trend over the Reporting Period, declining from 70 bps in June 2020 to 25 bps a year later.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index
ONE YEAR	1.14%	1.16%	1.31%	1.14%	1.16%	1.31%
FIVE YEARS	9.82%	9.88%	11.24%	1.89%	1.90%	2.15%
SINCE INCEPTION(1)	16.13%	16.20%	18.83%	1.57%	1.58%	1.82%
(1)	For the period November 30, 2011 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Asian Development Bank 0.13% 12/15/2021	1.4%
Morgan Stanley 0.72% 1/20/2023	1.0
Inter-American Development Bank 0.18% 1/15/2022	0.9
International Bank for Reconstruction & Development 0.15% 1/13/2023	0.9
Nederlandse Waterschapsbank NV 0.19% 12/15/2021	0.9
TOTAL	5.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Corporate Bonds & Notes	82.9%
Foreign Government Obligations	16.6
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
Sector Breakdown as of June 30, 2021

% of Total Investments
Financial	57.1%
Government	14.4
Consumer, Cyclical	7.9
Communications	4.3
Utilities	3.6
Consumer, Non-cyclical	2.7
Industrial	2.7
Energy	2.3
Technology	1.2
Basic Materials	0.3
Short-Term Investments	3.5
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
5

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Barclays Municipal Yield Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 11.70%, and the Index was 12.77%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees accounted for a 35bps drag upon performance during the reporting period contributing to the difference between the Fund’s performance and that of the Index.
Credit spread compression, municipal interest rate changes and the relative performance of certain sectors and individual securities were primary drivers of Fund performance during the Reporting Period. Credit spread differentials between AAA and below investment grade rated municipals tightened during the Reporting Period, which had a positive effect on Fund performance. Unrated and below investment grade bonds were the strongest performers. BBB spreads over AAA municipals shifted from 157 to 63bps during the Reporting Period. Inside 10 years, the municipal bond yield curve steepened by 22 basis points as ultra-short bond yields declined and yields for maturities between 4 and 10 years increased. Outside of 10 years the yield curve flattened as yields moved lower by 3 basis points in 13 years and by 13 in 20 year maturities.
The funds rating allocation was the largest driver of performance during the Reporting Period. The overweight to A and BBB rated bonds was additive to performance. The funds underexposure to below investment grade and unrated bonds detracted from performance. Exposure to the Hospital, IDR/PCR and Special Tax bonds sectors were additive to return, as was exposure to Puerto Rico, California and Illinois.
The funds maturity positioning, sector allocation and selection detracted from performance during the Reporting Period. The fund’s underweight position in bonds maturing in 22+ years and overweighting of bonds maturing in 8-12 years detracted from performance. The Funds overweighting of state general obligation bonds detracted from performance during The Reporting period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Buckeye Tobacco, Puerto Rico Sales Tax and Michigan Tobacco. The top negative contributors to the Fund’s performance during the Reporting Period were Oregon Red Rock Biofuels, Terre Haute Solid Waste Pyrolyx and Kansas City Kingswood Project.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Municipal Yield Index(1)	Net Asset Value	Market Value	Bloomberg Barclays Municipal Yield Index(1)
ONE YEAR	11.70%	11.73%	12.77%	11.70%	11.73%	12.77%
FIVE YEARS	22.66%	22.93%	31.61%	4.17%	4.22%	5.65%
TEN YEARS	79.46%	88.75%	94.43%	6.02%	6.56%	6.87%
(1)	The Bloomberg Barclays Municipal Yield Index reflects linked performance returns of both the Bloomberg Barclays Municipal Yield Index and S&P Municipal Yield Index. The index returns are reflective of the S&P Municipal Yield Index from June 30, 2011 until October 1, 2019 and of the Bloomberg Barclays Municipal Yield Index effective October 1, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Buckeye, OH, Tobacco Settlement Financing Authority Revenue 5.00% 6/1/2055	3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 5.00% 7/1/2058	1.8
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.75% 7/1/2053	1.5
Florida Development Finance Corp., Educational Facilities Revenue AMT 7.38% 1/1/2049	1.0
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Zero Coupon, 7/1/2051	0.9
TOTAL	8.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Municipal Bonds & Notes	98.6%
Short-Term Investment	0.6
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
Top Ten States as of June 30, 2021

% of Total Investments
California	12.0%
Illinois	11.3
Puerto Rico	10.4
New York	9.4
New Jersey	7.0
Florida	6.4
Pennsylvania	5.1
Ohio	5.0
Texas	4.8
Colorado	2.5
TOTAL	73.9%
(The Fund's asset allocation and top ten states are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
8

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.5%
AZERBAIJAN — 0.6%
Southern Gas Corridor CJSC 6.88%, 3/24/2026	$ 850,000	$ 1,015,920
BAHRAIN — 0.2%
Oil & Gas Holding Co. BSCC 7.50%, 10/25/2027	400,000	446,976
BRAZIL — 0.1%
Banco do Brasil SA 4.63%, 1/15/2025	250,000	267,605
BRITISH VIRGIN ISLANDS — 1.7%
China Cinda Finance 2015 I, Ltd. 4.25%, 4/23/2025	400,000	418,656
China Cinda Finance 2017 I, Ltd. 4.75%, 2/8/2028	700,000	748,286
Huarong Finance II Co., Ltd. 5.50%, 1/16/2025	200,000	147,984
Sinopec Group Overseas Development 2014, Ltd. 4.38%, 4/10/2024	400,000	437,292
Sinopec Group Overseas Development 2015, Ltd. 3.25%, 4/28/2025	200,000	213,882
Sinopec Group Overseas Development 2018, Ltd.:
1.45%, 1/8/2026	200,000	200,140
2.30%, 1/8/2031	200,000	198,472
2.70%, 5/13/2030	200,000	206,966
State Grid Overseas Investment 2016, Ltd.:
1.63%, 8/5/2030	200,000	189,849
3.50%, 5/4/2027	300,000	330,174
		3,091,701
CHILE — 1.8%
Corp. Nacional del Cobre de Chile:
3.15%, 1/14/2030	200,000	210,344
3.63%, 8/1/2027	400,000	436,056
3.70%, 1/30/2050	1,400,000	1,483,286
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	600,000	676,776
Empresa Nacional del Petroleo 5.25%, 11/6/2029	400,000	446,320
		3,252,782
CHINA — 2.5%
Bank of China, Ltd. 5.00%, 11/13/2024	1,200,000	1,339,488
China Construction Bank Corp. 5 year CMT + 1.88%, 4.25%, 2/27/2029 (a)	800,000	857,319
Security Description	Principal Amount	Value
China Resources Land, Ltd. 5 year CMT + 5.14%, 3.75%, 12/9/2024 (a)	$ 500,000	$ 518,945
CNAC HK Finbridge Co., Ltd.:
3.38%, 6/19/2024	200,000	209,345
5.13%, 3/14/2028	700,000	798,926
Industrial & Commercial Bank of China, Ltd. 4.88%, 9/21/2025	700,000	784,833
		4,508,856
COLOMBIA — 1.3%
Ecopetrol SA:
5.38%, 6/26/2026	400,000	441,044
5.88%, 9/18/2023	670,000	725,664
5.88%, 5/28/2045	400,000	427,904
6.88%, 4/29/2030	600,000	724,032
		2,318,644
INDIA — 1.2%
Indian Oil Corp., Ltd. 4.75%, 1/16/2024	1,500,000	1,614,435
Indian Railway Finance Corp., Ltd. 2.80%, 2/10/2031	500,000	485,770
		2,100,205
INDONESIA — 1.8%
Indonesia Asahan Aluminium Persero PT 4.75%, 5/15/2025	440,000	484,858
Pertamina Persero PT:
4.18%, 1/21/2050	850,000	875,117
Series REGS, 4.30%, 5/20/2023	700,000	743,932
5.63%, 5/20/2043	200,000	235,802
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	700,000	760,697
5.45%, 5/21/2028	200,000	233,636
		3,334,042
ISRAEL — 0.2%
Israel Electric Corp., Ltd.:
4.25%, 8/14/2028 (b)	200,000	223,904
Series 6, 5.00%, 11/12/2024 (b)	200,000	223,502
		447,406
KAZAKHSTAN — 0.8%
KazMunayGas National Co. JSC:
4.75%, 4/19/2027	300,000	342,141
5.38%, 4/24/2030	700,000	836,780
6.38%, 10/24/2048	200,000	264,827
		1,443,748
LUXEMBOURG — 0.5%
Gazprom Neft OAO Via GPN Capital SA 6.00%, 11/27/2023	900,000	990,808

See accompanying notes to financial statements.
9

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
MALAYSIA — 1.7%
Petronas Capital, Ltd.:
2.48%, 1/28/2032	$ 250,000	$ 251,330
3.40%, 4/28/2061	400,000	410,736
Series REGS, 3.50%, 3/18/2025	200,000	216,594
3.50%, 4/21/2030	1,000,000	1,093,790
4.50%, 3/18/2045	400,000	489,428
4.55%, 4/21/2050	500,000	615,965
		3,077,843
MEXICO — 2.4%
Comision Federal de Electricidad 3.35%, 2/9/2031	400,000	396,876
Mexico City Airport Trust 5.50%, 7/31/2047	200,000	202,760
Petroleos Mexicanos:
5.35%, 2/12/2028	400,000	393,532
5.95%, 1/28/2031	400,000	388,128
6.49%, 1/23/2027	600,000	632,460
6.63%, 6/15/2035	150,000	144,888
6.75%, 9/21/2047	1,000,000	882,650
6.88%, 8/4/2026	300,000	327,687
6.95%, 1/28/2060	400,000	354,208
7.69%, 1/23/2050	400,000	385,000
Petroleos Mexicanos Co. 6.88%, 10/16/2025	200,000	221,180
		4,329,369
MOROCCO — 0.1%
OCP SA 5.13%, 6/23/2051	200,000	201,820
NETHERLANDS — 2.2%
Kazakhstan Temir Zholy Finance B.V. 6.95%, 7/10/2042	200,000	274,404
Petrobras Global Finance B.V.:
4.38%, 5/20/2023	200,000	211,888
5.60%, 1/3/2031	700,000	783,790
6.00%, 1/27/2028	950,000	1,090,771
6.75%, 1/27/2041	300,000	355,086
6.85%, 6/5/2115	486,000	551,756
6.90%, 3/19/2049	600,000	717,276
		3,984,971
PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048	300,000	326,853
Banco Nacional de Panama 2.50%, 8/11/2030	200,000	193,552
		520,405
PERU — 0.4%
Petroleos del Peru SA:
4.75%, 6/19/2032	200,000	209,878
5.63%, 6/19/2047	400,000	424,648
		634,526
Security Description	Principal Amount	Value
PHILIPPINES — 0.2%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024	$ 250,000	$ 303,955
SAUDI ARABIA — 0.9%
Saudi Arabian Oil Co.:
2.25%, 11/24/2030	200,000	196,274
2.88%, 4/16/2024	200,000	210,568
3.25%, 11/24/2050	300,000	291,000
4.25%, 4/16/2039	250,000	279,645
4.38%, 4/16/2049	600,000	690,780
		1,668,267
SOUTH AFRICA — 0.2%
Eskom Holdings SOC, Ltd. 6.35%, 8/10/2028	400,000	445,000
THAILAND — 0.2%
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027	300,000	311,103
UNITED ARAB EMIRATES — 1.5%
DP World Crescent, Ltd. 3.91%, 5/31/2023	1,200,000	1,263,000
DP World PLC:
5.63%, 9/25/2048	200,000	249,740
6.85%, 7/2/2037 (b)	200,000	270,970
DP World Salaam 5 year CMT + 5.75%, 6.00%, 10/1/2025 (a)	600,000	659,184
Emirates NBD Bank PJSC 5 year CMT + 3.66%, 6.13%, 3/20/2025 (a)	200,000	215,500
		2,658,394
UNITED KINGDOM — 1.3%
Gazprom PJSC via Gaz Finance PLC:
3.00%, 6/29/2027	500,000	507,334
3.25%, 2/25/2030	1,600,000	1,592,032
5 year CMT + 4.26%, 4.60%, 10/26/2025 (a)	200,000	208,423
		2,307,789
UNITED STATES — 0.4%
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	200,000	213,675
DAE Funding LLC 5.00%, 8/1/2024	450,000	461,371
		675,046
TOTAL CORPORATE BONDS & NOTES (Cost $43,912,804)		44,337,181

See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 73.8%
ANGOLA — 0.9%
Angolan Government International Bond:
Series REGS, 8.25%, 5/9/2028	$ 700,000	$ 729,974
Series REGS, 9.13%, 11/26/2049	700,000	715,806
Series REGS, 9.38%, 5/8/2048	250,000	260,940
		1,706,720
ARGENTINA — 0.3%
Argentine Republic Government International Bond 1.00%, 7/9/2029	1,200,000	454,584
AZERBAIJAN — 0.2%
Republic of Azerbaijan International Bond Series REGS, 4.75%, 3/18/2024	400,000	433,594
BAHAMAS — 0.1%
Bahamas Government International Bond Series REGS, 8.95%, 10/15/2032	200,000	226,500
BAHRAIN — 2.4%
Bahrain Government International Bond:
Series REGS, 5.25%, 1/25/2033	200,000	194,540
Series REGS, 5.45%, 9/16/2032	808,000	801,617
Series REGS, 6.00%, 9/19/2044	400,000	379,200
Series REGS, 6.13%, 8/1/2023	600,000	645,144
Series REGS, 6.75%, 9/20/2029	200,000	219,440
Series REGS, 7.00%, 1/26/2026	1,100,000	1,251,250
Series REGS, 7.50%, 9/20/2047	200,000	215,240
CBB International Sukuk Co. 5 Spc 5.62%, 2/12/2024	549,000	583,488
		4,289,919
BERMUDA — 0.2%
Bermuda Government International Bond:
Series REGS, 2.38%, 8/20/2030	200,000	199,500
Series REGS, 3.38%, 8/20/2050	200,000	203,822
		403,322
Security Description	Principal Amount	Value
BOLIVIA — 0.1%
Bolivian Government International Bond Series REGS, 4.50%, 3/20/2028	$ 250,000	$ 225,190
BRAZIL — 3.0%
Brazilian Government International Bond:
3.88%, 6/12/2030	400,000	403,536
4.25%, 1/7/2025	1,400,000	1,514,240
4.50%, 5/30/2029	200,000	213,942
4.63%, 1/13/2028	200,000	216,572
4.75%, 1/14/2050	400,000	391,372
5.00%, 1/27/2045	600,000	607,722
5.63%, 1/7/2041	300,000	326,418
5.63%, 2/21/2047	400,000	436,560
6.00%, 4/7/2026	200,000	234,452
8.25%, 1/20/2034	600,000	831,060
8.75%, 2/4/2025	200,000	248,502
		5,424,376
BYELORUSSIAN SSR — 0.3%
Republic of Belarus International Bond:
Series REGS, 5.88%, 2/24/2026	300,000	276,810
Series REGS, 6.38%, 2/24/2031	300,000	259,860
		536,670
CHILE — 2.0%
Chile Government International Bond:
2.55%, 1/27/2032	200,000	204,380
3.10%, 1/22/2061	500,000	478,630
3.13%, 1/21/2026	500,000	541,510
3.24%, 2/6/2028	1,000,000	1,086,950
3.50%, 1/25/2050	700,000	735,259
3.86%, 6/21/2047	600,000	662,208
		3,708,937
CHINA — 0.3%
China Government International Bond:
3.50%, 10/19/2028	200,000	226,699
4.00%, 10/19/2048	300,000	385,881
		612,580
COLOMBIA — 3.5%
Colombia Government International Bond:
3.00%, 1/30/2030	300,000	293,961
3.13%, 4/15/2031	800,000	782,728
3.25%, 4/22/2032	200,000	195,696
3.88%, 4/25/2027	400,000	424,468
3.88%, 2/15/2061	250,000	223,563
4.00%, 2/26/2024	250,000	264,752

See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.13%, 2/22/2042	$ 250,000	$ 242,790
4.13%, 5/15/2051	200,000	189,504
4.50%, 1/28/2026	400,000	436,604
5.00%, 6/15/2045	400,000	425,020
5.20%, 5/15/2049	500,000	546,620
5.63%, 2/26/2044	500,000	565,675
6.13%, 1/18/2041	900,000	1,065,042
7.38%, 9/18/2037	400,000	525,912
8.13%, 5/21/2024	200,000	236,502
		6,418,837
COSTA RICA — 0.6%
Costa Rica Government International Bond:
Series REGS, 5.63%, 4/30/2043	455,000	420,952
Series REGS, 7.00%, 4/4/2044	300,000	309,729
Series REGS, 7.16%, 3/12/2045	300,000	312,579
		1,043,260
CROATIA — 0.1%
Croatia Government International Bond Series REGS, 6.00%, 1/26/2024	200,000	226,684
DOMINICAN REPUBLIC — 2.7%
Dominican Republic International Bond:
Series REGS, 5.30%, 1/21/2041	450,000	449,388
Series REGS, 5.50%, 1/27/2025	500,000	548,950
Series REGS, 5.88%, 1/30/2060	400,000	399,680
Series REGS, 6.00%, 7/19/2028	1,500,000	1,704,990
Series REGS, 6.40%, 6/5/2049	400,000	431,352
Series REGS, 6.50%, 2/15/2048	400,000	436,856
Series REGS, 7.45%, 4/30/2044	700,000	843,409
		4,814,625
ECUADOR — 0.1%
Ecuador Government International Bond Series REGS, Zero Coupon, 7/31/2030	200,000	110,250
EGYPT — 2.6%
Egypt Government International Bond:
Series REGS, 5.88%, 6/11/2025	800,000	853,136
Security Description	Principal Amount	Value
Series REGS, 5.88%, 2/16/2031	$ 200,000	$ 194,200
Series REGS, 7.05%, 1/15/2032	250,000	256,125
Series REGS, 7.50%, 1/31/2027	500,000	561,250
Series REGS, 7.50%, 2/16/2061	400,000	374,360
Series REGS, 7.60%, 3/1/2029	600,000	658,620
Series REGS, 7.90%, 2/21/2048	1,000,000	988,610
Series REGS, 8.50%, 1/31/2047	200,000	208,250
Series REGS, 8.88%, 5/29/2050	650,000	699,505
		4,794,056
EL SALVADOR — 0.7%
El Salvador Government International Bond:
Series REGS, 5.88%, 1/30/2025	150,000	138,971
Series REGS, 7.65%, 6/15/2035	200,000	182,520
Series REGS, 7.75%, 1/24/2023	350,000	345,695
Series REGS, 8.25%, 4/10/2032	250,000	236,875
9.50%, 7/15/2052	400,000	395,428
		1,299,489
ETHIOPIA — 0.1%
Ethiopia International Bond Series REGS, 6.63%, 12/11/2024	200,000	184,464
GABON — 0.3%
Gabon Government International Bond:
Series REGS, 6.38%, 12/12/2024	250,000	265,938
Series REGS, 6.63%, 2/6/2031	200,000	201,395
		467,333
GHANA — 1.4%
Ghana Government International Bond:
Series REGS, 6.38%, 2/11/2027	200,000	200,884
Series REGS, 8.13%, 1/18/2026	600,000	646,500
Series REGS, 8.13%, 3/26/2032	650,000	658,524
Series REGS, 8.63%, 6/16/2049	400,000	384,500
Series REGS, 8.75%, 3/11/2061	200,000	192,000

See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series REGS, 10.75%, 10/14/2030	$ 400,000	$ 505,000
		2,587,408
GUATEMALA — 0.5%
Guatemala Government Bond:
Series REGS, 4.50%, 5/3/2026	378,000	415,755
Series REGS, 5.38%, 4/24/2032	200,000	231,474
Series REGS, 6.13%, 6/1/2050	200,000	243,650
		890,879
HONDURAS — 0.2%
Honduras Government International Bond Series REGS, 5.63%, 6/24/2030	300,000	313,782
HUNGARY — 0.7%
Hungary Government International Bond 7.63%, 3/29/2041	800,000	1,312,560
INDIA — 1.5%
Export-Import Bank of India:
Series REGS, 2.25%, 1/13/2031	1,000,000	929,670
Series REGS, 3.38%, 8/5/2026	1,600,000	1,707,344
		2,637,014
INDONESIA — 3.4%
Indonesia Government International Bond:
2.85%, 2/14/2030	400,000	415,180
3.40%, 9/18/2029	400,000	432,724
3.85%, 10/15/2030	600,000	668,322
4.20%, 10/15/2050	750,000	853,740
Series REGS, 4.35%, 1/8/2027	600,000	679,086
4.35%, 1/11/2048	400,000	454,008
4.45%, 4/15/2070	200,000	236,274
Series REGS, 4.75%, 1/8/2026	200,000	228,293
4.75%, 2/11/2029	500,000	587,635
Series REGS, 5.13%, 1/15/2045	400,000	495,976
Series REGS, 5.95%, 1/8/2046	400,000	550,748
Perusahaan Penerbit SBSN Indonesia III Series REGS, 4.15%, 3/29/2027	500,000	560,680
		6,162,666
IRAQ — 0.2%
Iraq International Bond Series REGS, 6.75%, 3/9/2023	400,000	408,700
Security Description	Principal Amount	Value
IVORY COAST — 0.3%
Ivory Coast Government International Bond Series REGS, 6.13%, 6/15/2033	$ 600,000	$ 632,784
JAMAICA — 0.7%
Jamaica Government International Bond:
6.75%, 4/28/2028	600,000	703,116
7.88%, 7/28/2045	400,000	558,000
		1,261,116
JORDAN — 0.6%
Jordan Government International Bond:
Series REGS, 5.75%, 1/31/2027	300,000	322,014
Series REGS, 6.13%, 1/29/2026	300,000	324,750
Series REGS, 7.38%, 10/10/2047	500,000	525,600
		1,172,364
KAZAKHSTAN — 1.0%
Kazakhstan Government International Bond:
Series REGS, 3.88%, 10/14/2024	227,000	247,979
Series REGS, 4.88%, 10/14/2044	600,000	752,700
Series REGS, 5.13%, 7/21/2025	200,000	232,250
Series REGS, 6.50%, 7/21/2045	400,000	584,400
		1,817,329
KENYA — 0.8%
Kenya Government International Bond:
Series REGS, 6.88%, 6/24/2024	500,000	549,460
Series REGS, 7.00%, 5/22/2027	200,000	219,444
Series REGS, 8.00%, 5/22/2032	400,000	449,980
Series REGS, 8.25%, 2/28/2048	200,000	220,000
		1,438,884
MALAYSIA — 0.4%
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	400,000	436,304
Malaysia Wakala Sukuk Bhd 2.07%, 4/28/2031 (b)	250,000	252,483
		688,787

See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
MEXICO — 2.3%
Mexico Government International Bond:
2.66%, 5/24/2031	$ 200,000	$ 195,560
3.25%, 4/16/2030	400,000	413,448
3.75%, 1/11/2028	200,000	218,392
Series EMTN, 3.75%, 4/19/2071	150,000	137,361
3.77%, 5/24/2061	200,000	186,362
4.00%, 10/2/2023	40,000	43,317
4.60%, 1/23/2046	900,000	968,634
4.75%, 4/27/2032	250,000	286,250
Series MTN, 4.75%, 3/8/2044	200,000	221,106
5.00%, 4/27/2051	400,000	455,320
5.55%, 1/21/2045	400,000	483,568
Series MTNA, 7.50%, 4/8/2033	400,000	562,768
		4,172,086
MONGOLIA — 0.4%
Mongolia Government International Bond:
Series 144A, 4.45%, 7/7/2031 (b)(c)	200,000	196,218
Series REGS, 5.13%, 12/5/2022	300,000	312,387
Series REGS, 5.63%, 5/1/2023	200,000	211,250
		719,855
MOROCCO — 0.8%
Morocco Government International Bond:
Series REGS, 2.38%, 12/15/2027	400,000	392,768
Series REGS, 3.00%, 12/15/2032	650,000	626,886
Series REGS, 4.00%, 12/15/2050	400,000	370,000
		1,389,654
NIGERIA — 1.3%
Nigeria Government International Bond:
Series REGS, 6.38%, 7/12/2023	250,000	267,590
Series REGS, 6.50%, 11/28/2027	200,000	212,000
Series REGS, 7.14%, 2/23/2030	200,000	210,881
Series REGS, 7.63%, 11/21/2025	400,000	451,265
Series REGS, 7.63%, 11/28/2047	200,000	199,906
Series REGS, 7.70%, 2/23/2038	400,000	409,863
Series REGS, 8.75%, 1/21/2031	200,000	226,908
Security Description	Principal Amount	Value
Series REGS, 9.25%, 1/21/2049	$ 300,000	$ 341,712
		2,320,125
OMAN — 3.2%
Oman Government International Bond:
Series REGS, 4.75%, 6/15/2026	600,000	621,870
Series REGS, 5.38%, 3/8/2027	400,000	420,600
Series REGS, 6.00%, 8/1/2029	1,200,000	1,274,911
Series REGS, 6.25%, 1/25/2031	200,000	214,666
Series REGS, 6.50%, 3/8/2047	400,000	390,952
Series REGS, 6.75%, 10/28/2027	850,000	952,000
Series REGS, 6.75%, 1/17/2048	600,000	596,250
Series REGS, 7.00%, 1/25/2051	200,000	203,260
Series REGS, 7.38%, 10/28/2032	200,000	228,250
Oman Sovereign Sukuk Co.:
Series REGS, 4.40%, 6/1/2024	400,000	414,984
Series REGS, 5.93%, 10/31/2025	400,000	441,560
		5,759,303
PAKISTAN — 0.7%
Pakistan Government International Bond:
Series REGS, 6.88%, 12/5/2027	500,000	518,921
Series REGS, 8.25%, 4/15/2024	450,000	490,554
Series REGS, 8.88%, 4/8/2051	200,000	211,904
		1,221,379
PANAMA — 2.9%
Panama Government Bond 3.75%, 4/17/2026	200,000	215,392
Panama Government International Bond:
2.25%, 9/29/2032	650,000	623,883
3.16%, 1/23/2030	200,000	209,548
3.75%, 3/16/2025	400,000	435,364
3.88%, 3/17/2028	500,000	549,785
4.30%, 4/29/2053	285,000	315,957
4.50%, 5/15/2047	200,000	227,246
4.50%, 4/1/2056	1,400,000	1,588,104
6.70%, 1/26/2036	750,000	1,019,655
		5,184,934

See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
PAPUA NEW GUINEA — 0.1%
Papua New Guinea Government International Bond Series REGS, 8.38%, 10/4/2028	$ 200,000	$ 201,024
PARAGUAY — 0.8%
Paraguay Government International Bond:
Series REGS, 4.95%, 4/28/2031	850,000	977,219
Series REGS, 5.40%, 3/30/2050	350,000	408,954
		1,386,173
PERU — 2.5%
Peruvian Government International Bond:
1.86%, 12/1/2032	1,450,000	1,346,963
2.39%, 1/23/2026	800,000	825,720
2.78%, 1/23/2031	200,000	203,540
2.78%, 12/1/2060	75,000	66,826
5.63%, 11/18/2050	1,400,000	1,929,634
7.35%, 7/21/2025	200,000	245,268
		4,617,951
PHILIPPINES — 3.6%
Philippine Government International Bond:
2.46%, 5/5/2030	500,000	520,640
2.65%, 12/10/2045	200,000	185,246
2.95%, 5/5/2045	300,000	289,863
3.00%, 2/1/2028	500,000	539,560
3.70%, 3/1/2041	600,000	647,616
3.70%, 2/2/2042	300,000	323,784
3.75%, 1/14/2029	200,000	227,082
3.95%, 1/20/2040	382,000	424,352
4.20%, 1/21/2024	200,000	218,910
5.50%, 3/30/2026	200,000	241,976
6.38%, 10/23/2034	376,000	530,164
7.75%, 1/14/2031	400,000	590,057
9.50%, 2/2/2030	500,000	790,655
10.63%, 3/16/2025	400,000	543,513
Republic of Philippines 3.20%, 7/6/2046	$400,000	401,620
		6,475,038
POLAND — 0.2%
Poland Government International Bond 4.00%, 1/22/2024	300,000	326,589
QATAR — 0.2%
Qatar Government International Bond Series REGS, 5.75%, 1/20/2042	200,000	278,250
Security Description	Principal Amount	Value
ROMANIA — 0.8%
Romanian Government International Bond:
Series REGS, 3.00%, 2/14/2031	$ 400,000	$ 414,168
Series REGS, 4.00%, 2/14/2051	700,000	734,622
Series REGS, 5.13%, 6/15/2048	300,000	366,812
		1,515,602
RUSSIA — 3.7%
Russian Foreign Bond - Eurobond:
Series REGS, 4.25%, 6/23/2027	400,000	446,504
Series REGS, 4.38%, 3/21/2029	400,000	450,508
Series REGS, 4.75%, 5/27/2026	1,000,000	1,136,250
Series REGS, 5.10%, 3/28/2035	1,000,000	1,188,760
Series REGS, 5.25%, 6/23/2047	400,000	502,427
Series REGS, 5.63%, 4/4/2042	800,000	1,027,000
Series REGS, 5.88%, 9/16/2043	800,000	1,067,019
Series REGS, 12.75%, 6/24/2028	400,000	669,364
Serbia International Bond Series REGS, 2.13%, 12/1/2030	200,000	189,500
		6,677,332
SAUDI ARABIA — 4.0%
KSA Sukuk, Ltd. 3.63%, 4/20/2027	200,000	220,302
Saudi Government International Bond:
Series REGS, 2.50%, 2/3/2027	400,000	417,004
Series REGS, 2.75%, 2/3/2032	250,000	256,531
Series REGS, 2.90%, 10/22/2025	400,000	428,004
Series REGS, 3.25%, 10/26/2026	1,400,000	1,525,762
Series REGS, 3.25%, 10/22/2030	800,000	861,000
Series REGS, 3.63%, 3/4/2028	600,000	662,940
Series REGS, 3.75%, 1/21/2055	200,000	211,101
Series REGS, 4.50%, 4/17/2030	400,000	471,068
Series REGS, 4.50%, 10/26/2046	850,000	995,563

See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series REGS, 4.50%, 4/22/2060	$ 200,000	$ 241,880
Series REGS, 4.63%, 10/4/2047	400,000	477,704
Series REGS, 5.00%, 4/17/2049	400,000	504,760
		7,273,619
SENEGAL — 0.3%
Senegal Government International Bond:
Series REGS, 6.25%, 5/23/2033	200,000	210,562
Series REGS, 6.25%, 5/23/2033	400,000	421,512
		632,074
SOUTH AFRICA — 2.4%
Republic of South Africa Government International Bond:
4.30%, 10/12/2028	400,000	413,116
4.85%, 9/30/2029	500,000	530,525
4.88%, 4/14/2026	1,000,000	1,083,680
5.00%, 10/12/2046	200,000	189,508
5.38%, 7/24/2044	200,000	200,675
5.65%, 9/27/2047	500,000	508,990
5.75%, 9/30/2049	400,000	408,624
5.88%, 9/16/2025	400,000	451,500
5.88%, 6/22/2030	300,000	342,000
6.30%, 6/22/2048	200,000	218,278
		4,346,896
SRI LANKA — 0.8%
Sri Lanka Government International Bond:
Series REGS, 5.75%, 4/18/2023	300,000	225,084
Series REGS, 6.20%, 5/11/2027	250,000	158,553
Series REGS, 6.35%, 6/28/2024	400,000	276,104
Series REGS, 6.85%, 3/14/2024	200,000	139,022
Series REGS, 6.85%, 11/3/2025	200,000	135,034
Series REGS, 7.85%, 3/14/2029	700,000	441,000
		1,374,797
TRINIDAD AND TOBAGO — 0.4%
Trinidad & Tobago Government International Bond:
Series REGS, 4.38%, 1/16/2024	200,000	211,136
Series REGS, 4.50%, 8/4/2026	200,000	211,490
Security Description	Principal Amount	Value
Series REGS, 4.50%, 6/26/2030	$ 250,000	$ 260,668
		683,294
TUNISIA — 0.1%
Banque Centrale de Tunisie International Bond Series REGS, 5.75%, 1/30/2025	200,000	186,120
TURKEY — 4.7%
Hazine Mustesarligi Varlik Kiralama A/S 5.00%, 4/6/2023	400,000	408,800
Turkey Government International Bond:
4.88%, 4/16/2043	600,000	477,426
5.13%, 2/17/2028	700,000	679,462
5.25%, 3/13/2030	1,200,000	1,137,780
5.75%, 3/22/2024	800,000	829,704
5.75%, 5/11/2047	200,000	170,570
5.95%, 1/15/2031	200,000	195,805
6.00%, 3/25/2027	400,000	408,324
6.00%, 1/14/2041	400,000	361,736
6.38%, 10/14/2025	1,900,000	1,988,673
6.63%, 2/17/2045	500,000	474,406
6.75%, 5/30/2040	400,000	391,424
7.63%, 4/26/2029	600,000	656,856
8.00%, 2/14/2034	250,000	280,172
		8,461,138
UKRAINE — 2.2%
Republic of Uzbekistan Bond Series REGS, 3.70%, 11/25/2030	300,000	298,386
Ukraine Government International Bond:
Series REGS, 7.25%, 3/15/2033	650,000	676,781
Series REGS, 7.38%, 9/25/2032	650,000	683,103
Series REGS, 7.75%, 9/1/2023	500,000	538,664
Series REGS, 7.75%, 9/1/2024	400,000	436,330
Series REGS, 7.75%, 9/1/2026	400,000	441,486
Series REGS, 7.75%, 9/1/2027	400,000	440,000
Series REGS, 9.75%, 11/1/2028	400,000	476,487
		3,991,237
UNITED ARAB EMIRATES — 1.3%
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	200,000	187,000

See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Finance Department Government of Sharjah Series REGS, 4.00%, 7/28/2050	$ 500,000	$ 458,140
Republic of Armenia International Bond:
Series REGS, 3.60%, 2/2/2031	200,000	188,752
Series REGS, 7.15%, 3/26/2025	200,000	226,369
Sharjah Sukuk Program, Ltd.:
2.94%, 6/10/2027	600,000	618,780
3.85%, 4/3/2026	211,000	226,857
4.23%, 3/14/2028	400,000	440,000
		2,345,898
URUGUAY — 1.8%
Uruguay Government International Bond:
4.38%, 1/23/2031	900,000	1,049,076
4.98%, 4/20/2055	800,000	1,034,120
5.10%, 6/18/2050	500,000	654,885
7.63%, 3/21/2036	400,000	610,532
		3,348,613
VIETNAM — 0.1%
Vietnam Government International Bond Series REGS, 4.80%, 11/19/2024	200,000	222,566
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $131,604,506)		133,817,210
TOTAL INVESTMENTS — 98.3% (Cost $175,517,310)		178,154,391
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		3,031,482
NET ASSETS — 100.0%		$ 181,185,873

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	When-issued security.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
MTN	Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$ 44,337,181	$—	$ 44,337,181
Foreign Government Obligations	—	133,817,210	—	133,817,210
TOTAL INVESTMENTS	$—	$178,154,391	$—	$178,154,391
See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 4/7/2021*	Value at 4/7/2021*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$20,944,433	$20,944,323	$(110)	$—	—	$—	$85
*	Commencement of operations.
See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 82.9%
AGRICULTURE — 0.2%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.04%, 8/15/2022 (a)	$ 6,229,000	$ 6,265,004
AUTO MANUFACTURERS — 7.5%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.15%, 0.30%, 2/22/2023 (a)	2,300,000	2,299,839
3 Month USD LIBOR + 0.28%, 0.47%, 1/12/2024 (a)	1,469,000	1,470,630
3 Month USD LIBOR + 0.42%, 0.55%, 9/8/2023 (a)	3,893,000	3,911,959
Series MTN, 3 Month USD LIBOR + 0.29%, 0.42%, 12/10/2021 (a)	1,275,000	1,276,033
Series MTN, 3 Month USD LIBOR + 0.35%, 0.53%, 11/5/2021 (a)	4,747,000	4,752,364
Series MTN, 3 Month USD LIBOR + 0.37%, 0.53%, 5/10/2023 (a) (b)	4,510,000	4,527,048
Series MTN, 3 Month USD LIBOR + 0.45%, 0.61%, 2/15/2022 (a)	9,300,000	9,323,622
Series MTN, 3 Month USD LIBOR + 0.47%, 0.63%, 11/16/2022 (a)	1,577,000	1,585,153
Series MTN, 3 Month USD LIBOR + 0.54%, 0.69%, 6/27/2022 (a)	2,851,000	2,864,029
BMW Finance NV 3 Month USD LIBOR + 0.79%, 0.96%, 8/12/2022 (a) (c)	2,090,000	2,106,177
BMW US Capital LLC:
3 Month USD LIBOR + 0.50%, 0.66%, 8/13/2021 (a) (c)	5,688,000	5,691,242
3 Month USD LIBOR + 0.53%, 0.72%, 4/14/2022 (a) (c)	2,928,000	2,938,072
SOFR + 0.53%, 0.58%, 4/1/2024 (a) (b) (c)	6,360,000	6,397,588
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.67%, 0.85%, 11/5/2021 (a) (c)	5,770,000	5,782,002
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.84%, 1.02%, 5/4/2023 (a) (c)	$ 1,986,000	$ 2,005,602
3 Month USD LIBOR + 0.88%, 1.03%, 2/22/2022 (a) (c)	6,150,000	6,180,135
3 Month USD LIBOR + 0.90%, 1.06%, 2/15/2022 (a) (c)	12,310,000	12,370,319
General Motors Co. 3 Month USD LIBOR + 0.90%, 1.03%, 9/10/2021 (a)	2,818,000	2,821,522
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.99%, 1.18%, 1/5/2023 (a)	1,502,000	1,515,007
3 Month USD LIBOR + 1.10%, 1.28%, 11/6/2021 (a)	1,925,000	1,930,736
3 Month USD LIBOR + 1.31%, 1.46%, 6/30/2022 (a)	4,602,000	4,646,271
3 Month USD LIBOR + 1.55%, 1.74%, 1/14/2022 (a)	5,032,000	5,066,218
SOFR + 0.76%, 0.80%, 3/8/2024	5,621,000	5,656,244
SOFR + 1.20%, 1.23%, 11/17/2023 (a)	5,297,000	5,383,659
Hyundai Capital America:
3 Month USD LIBOR + 0.94%, 1.14%, 7/8/2021 (a) (b) (c)	1,500,000	1,500,180
Series REGs, 3 Month USD LIBOR + 0.94%, 1.14%, 7/8/2021 (a)	1,301,000	1,301,156
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.63%, 0.76%, 9/21/2021 (a) (c)	2,734,000	2,735,531
3 Month USD LIBOR + 0.64%, 0.77%, 3/8/2024 (a) (c)	3,950,000	3,952,844
3 Month USD LIBOR + 0.65%, 0.84%, 7/13/2022 (a) (c)	1,937,000	1,939,576
3 Month USD LIBOR + 0.69%, 0.84%, 9/28/2022 (a) (c)	2,576,000	2,579,890
3 Month USD LIBOR + 0.89%, 1.08%, 1/13/2022 (a) (c)	3,682,000	3,688,701

See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.15%, 0.30%, 2/14/2022 (a)	$ 5,750,000	$ 5,754,255
SOFR + 0.26%, 0.31%, 6/18/2024	6,000,000	6,002,700
SOFR + 0.30%, 0.35%, 6/13/2022 (a)	5,000,000	5,005,800
SOFR + 0.32%, 0.34%, 4/6/2023	10,274,000	10,292,596
SOFR + 0.33%, 0.35%, 1/11/2024 (a) (b)	5,308,000	5,320,049
SOFR + 0.34%, 0.36%, 10/14/2022 (a)	3,050,000	3,057,320
Series MTN, 3 Month USD LIBOR + 0.13%, 0.29%, 8/13/2021 (a)	7,363,000	7,364,252
Series MTN, 3 Month USD LIBOR + 0.29%, 0.49%, 10/7/2021 (a)	6,452,000	6,456,581
Series MTN, 3 Month USD LIBOR + 0.40%, 0.56%, 5/17/2022 (a)	1,967,000	1,972,547
Series MTN, 3 Month USD LIBOR + 0.48%, 0.61%, 9/8/2022 (a)	1,753,000	1,761,432
Series MTN, 3 Month USD LIBOR + 0.69%, 0.88%, 1/11/2022 (a)	1,713,000	1,718,790
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.86%, 0.99%, 9/24/2021 (a) (c)	1,876,000	1,879,433
3 Month USD LIBOR + 0.94%, 1.11%, 11/12/2021 (a) (c)	8,130,000	8,156,179
		184,941,283
BANKS — 49.5%
ABN AMRO Bank NV 3 Month USD LIBOR + 0.57%, 0.71%, 8/27/2021 (a) (c)	9,007,000	9,014,566
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 1.18%, 1/25/2022 (a) (c)	1,980,000	1,990,811
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 1.09%, 6/14/2023 (a) (c)	3,852,000	3,909,472
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.49%, 0.64%, 11/21/2022 (a) (c)	4,015,000	4,039,130
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.71%, 0.86%, 5/19/2022 (a) (c)	$ 3,264,000	$ 3,283,192
3 Month USD LIBOR + 0.87%, 1.02%, 11/23/2021 (a) (c)	1,925,000	1,931,507
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 1.24%, 2/23/2023 (a) (b)	3,325,000	3,364,501
3 Month USD LIBOR + 1.12%, 1.31%, 4/12/2023 (a)	4,825,000	4,889,414
3 Month USD LIBOR + 1.56%, 1.75%, 4/11/2022 (a)	3,270,000	3,303,060
Bank of America Corp.:
3 Month USD LIBOR + 1.00%, 1.18%, 4/24/2023 (a)	16,021,000	16,136,351
SOFR + 0.69%, 0.72%, 4/22/2025 (b)	8,447,000	8,496,246
SOFR + 0.73%, 0.76%, 10/24/2024 (a) (b)	17,333,000	17,452,598
Series GMTN, 3 Month USD LIBOR + 0.96%, 1.13%, 7/23/2024 (a)	2,067,000	2,095,194
Series MTN, 3 Month USD LIBOR + 0.79%, 0.92%, 3/5/2024 (a)	9,513,000	9,596,619
Series MTN, 3 Month USD LIBOR + 1.16%, 1.35%, 1/20/2023 (a)	5,587,000	5,619,125
Series MTN, 3 Month USD LIBOR + 1.18%, 1.37%, 10/21/2022 (a) (b)	3,395,000	3,405,626
Bank of Montreal:
SOFR + 0.35%, 0.39%, 12/8/2023 (a)	10,255,000	10,284,534
SOFR + 0.68%, 0.73%, 3/10/2023 (a)	13,074,000	13,195,980
Series MTN, 3 Month USD LIBOR + 0.40%, 0.53%, 9/10/2021 (a)	4,175,000	4,177,881
Series MTN, 3 Month USD LIBOR + 0.57%, 0.72%, 3/26/2022 (a) (b)	1,600,000	1,605,568
Series MTN, 3 Month USD LIBOR + 0.63%, 0.75%, 9/11/2022 (a)	1,315,000	1,324,008
Series MTN, 3 Month USD LIBOR + 0.79%, 0.93%, 8/27/2021 (a)	5,231,000	5,237,068
Bank of New York Mellon Corp.:
SOFR + 0.26%, 0.29%, 4/26/2024 (b)	3,284,000	3,289,813

See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.05%, 1.24%, 10/30/2023 (a)	$ 5,947,000	$ 6,018,364
Bank of Nova Scotia:
3 Month USD LIBOR + 0.64%, 0.77%, 3/7/2022 (a)	7,664,000	7,695,039
SOFR + 0.28%, 0.33%, 6/23/2023	10,000,000	9,962,600
SOFR + 0.55%, 0.59%, 3/2/2026 (a)	4,934,000	4,935,480
SOFR + 0.55%, 0.60%, 9/15/2023 (a)	6,193,000	6,236,227
Series BKNT, 3 Month USD LIBOR + 0.62%, 0.75%, 9/19/2022 (a)	2,275,000	2,289,810
Series FRN, SOFR + 0.45%, 0.47%, 4/15/2024 (b)	6,187,000	6,208,160
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.73%, 0.92%, 7/20/2022 (a) (c)	2,810,000	2,829,277
3 Month USD LIBOR + 0.96%, 1.15%, 7/20/2023 (a) (c)	2,763,000	2,805,799
Barclays PLC:
3 Month USD LIBOR + 1.38%, 1.54%, 5/16/2024 (a)	9,968,000	10,152,109
3 Month USD LIBOR + 1.43%, 1.59%, 2/15/2023 (a)	5,254,000	5,292,092
3 Month USD LIBOR + 1.63%, 1.81%, 1/10/2023 (a)	8,401,000	8,462,915
BNG Bank NV Series 144A, 3 Month USD LIBOR + 0.07%, 0.19%, 3/11/2022 (a) (c)	11,200,000	11,203,136
BNP Paribas SA 3 Month USD LIBOR + 0.39%, 0.56%, 8/7/2021 (a) (c)	2,770,000	2,771,163
BPCE SA:
3 Month USD LIBOR + 1.22%, 1.37%, 5/22/2022 (a) (c)	7,010,000	7,074,492
3 Month USD LIBOR + 1.24%, 1.36%, 9/12/2023 (a) (c)	6,020,000	6,142,146
Series MTN, 3 Month USD LIBOR + 0.88%, 1.02%, 5/31/2022 (a)	5,595,000	5,638,305
Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.72%, 0.84%, 6/16/2022 (a)	$ 4,063,000	$ 4,088,963
SOFR + 0.34%, 0.39%, 6/22/2023	5,000,000	5,010,300
SOFR + 0.40%, 0.45%, 12/14/2023 (a) (b)	5,407,000	5,415,056
SOFR + 0.80%, 0.85%, 3/17/2023 (a)	11,014,000	11,109,491
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.78%, 9/13/2023 (a)	1,260,000	1,276,342
Capital One NA Series BKNT, 3 Month USD LIBOR + 1.15%, 1.34%, 1/30/2023 (a)	2,250,000	2,261,745
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 0.87%, 10/27/2022 (a)	2,500,000	2,516,700
3 Month USD LIBOR + 1.02%, 1.16%, 6/1/2024 (a)	1,946,000	1,971,590
3 Month USD LIBOR + 1.10%, 1.26%, 5/17/2024 (a)	9,244,000	9,383,307
SOFR + 0.67%, 0.70%, 5/1/2025	5,640,000	5,666,000
SOFR + 0.77%, 0.82%, 6/9/2027	3,000,000	2,999,760
SOFR + 0.87%, 0.90%, 11/4/2022	3,970,000	3,978,099
3 Month USD LIBOR + 0.95%, 1.13%, 7/24/2023 (a)	7,084,000	7,139,184
3 Month USD LIBOR + 1.07%, 1.20%, 12/8/2021 (a)	5,876,000	5,896,742
3 Month USD LIBOR + 1.19%, 1.37%, 8/2/2021 (a)	6,827,000	6,834,100
3 Month USD LIBOR + 1.43%, 1.56%, 9/1/2023 (a)	12,277,000	12,448,632
Series _, 3 Month USD LIBOR + 0.96%, 1.14%, 4/25/2022 (a)	19,522,000	19,646,550
Citizens Bank NA/Providence Series BKNT, 3 Month USD LIBOR + 0.72%, 0.87%, 2/14/2022 (a)	1,662,000	1,667,701
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.68%, 0.80%, 9/18/2022 (a) (c)	3,220,000	3,243,796

See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.70%, 0.82%, 3/16/2023 (a) (c)	$ 1,150,000	$ 1,161,834
3 Month USD LIBOR + 0.70%, 0.83%, 3/10/2022 (a) (c)	3,170,000	3,184,170
3 Month USD LIBOR + 0.82%, 0.95%, 6/4/2024 (a) (c)	1,825,000	1,858,270
3 Month USD LIBOR + 0.83%, 0.96%, 9/6/2021 (a) (b) (c)	5,490,000	5,498,125
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.48%, 0.67%, 1/10/2023 (a)	1,120,000	1,126,709
3 Month USD LIBOR + 0.83%, 1.02%, 1/10/2022 (a)	2,005,000	2,013,521
SOFR + 0.33%, 0.32%, 1/12/2024 (a)	10,174,000	10,192,008
Credit Agricole SA:
3 Month USD LIBOR + 1.02%, 1.20%, 4/24/2023 (a) (c)	4,071,000	4,129,052
3 Month USD LIBOR + 1.18%, 1.38%, 7/1/2021 (a) (c)	200,000	200,000
3 Month USD LIBOR + 1.43%, 1.62%, 1/10/2022 (a) (c)	2,552,000	2,569,609
Credit Suisse AG SOFR + 0.39%, 0.42%, 2/2/2024 (a)	14,030,000	14,031,964
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 1.32%, 12/14/2023 (a) (c)	985,000	996,505
3 Month USD LIBOR + 1.24%, 1.36%, 6/12/2024 (a) (c)	1,505,000	1,525,603
Danske Bank A/S 3 Month USD LIBOR + 1.06%, 1.18%, 9/12/2023 (a) (c)	2,354,000	2,380,789
DBS Group Holdings, Ltd. 3 Month USD LIBOR + 0.62%, 0.80%, 7/25/2022 (a) (b) (c)	2,964,000	2,976,686
Deutsche Bank AG:
3 Month USD LIBOR + 1.19%, 1.35%, 11/16/2022 (a)	3,641,000	3,669,218
3 Month USD LIBOR + 1.23%, 1.37%, 2/27/2023 (a)	3,161,000	3,187,900
Security Description	Principal Amount	Value
DNB Bank ASA 3 Month USD LIBOR + 0.62%, 0.75%, 12/2/2022 (a) (c)	$ 2,900,000	$ 2,921,460
Federation des Caisses Desjardins du Quebec SOFR + 0.43%, 0.47%, 5/21/2024 (c)	4,250,000	4,256,800
Fifth Third Bank NA Series MTN, 3 Month USD LIBOR + 0.64%, 0.82%, 2/1/2022 (a)	1,625,000	1,630,736
Goldman Sachs Group Inc SOFR + 0.50%, 0.55%, 9/10/2024	5,500,000	5,497,745
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 0.90%, 2/23/2023 (a)	20,481,000	20,661,028
3 Month USD LIBOR + 0.78%, 0.97%, 10/31/2022 (a)	8,988,000	9,008,403
3 Month USD LIBOR + 1.00%, 1.18%, 7/24/2023 (a)	3,931,000	3,961,740
3 Month USD LIBOR + 1.05%, 1.18%, 6/5/2023 (a)	7,300,000	7,353,582
SOFR + 0.43%, 0.47%, 3/8/2023 (a)	16,398,000	16,408,987
SOFR + 0.58%, 0.62%, 3/8/2024 (a)	7,340,000	7,356,295
Series FRN, SOFR + 0.41%, 0.44%, 1/27/2023 (a)	5,064,000	5,066,633
Series FRN, SOFR + 0.54%, 0.57%, 11/17/2023 (a) (b)	5,991,000	5,998,189
Series MTN, 3 Month USD LIBOR + 1.60%, 1.74%, 11/29/2023 (a)	11,017,000	11,363,374
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 1.16%, 5/18/2024 (a)	19,134,000	19,383,316
3 Month USD LIBOR + 1.23%, 1.35%, 3/11/2025 (a)	3,806,000	3,885,812
Industrial Bank of Korea Series 144A, 3 Month USD LIBOR + 0.60%, 0.78%, 8/2/2021 (a) (c)	5,750,000	5,752,128
ING Groep NV:
3 Month USD LIBOR + 1.00%, 1.15%, 10/2/2023 (a) (b)	3,500,000	3,556,525

See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.15%, 1.30%, 3/29/2022 (a)	$ 8,589,000	$ 8,656,510
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.73%, 0.90%, 4/23/2024 (a)	2,200,000	2,218,832
3 Month USD LIBOR + 0.89%, 1.06%, 7/23/2024 (a)	7,978,000	8,080,278
3 Month USD LIBOR + 0.90%, 1.08%, 4/25/2023 (a)	11,314,000	11,386,410
3 Month USD LIBOR + 1.00%, 1.18%, 1/15/2023 (a)	3,552,000	3,569,014
3 Month USD LIBOR + 1.23%, 1.41%, 10/24/2023 (a)	18,130,000	18,385,452
SOFR + 0.54%, 0.58%, 6/1/2025	10,000,000	10,018,100
SOFR + 0.58%, 0.63%, 3/16/2024 (a)	6,551,000	6,592,795
Series FRN, SOFR + 0.58%, 0.63%, 6/23/2025	8,000,000	8,004,080
Series GMTN, 3 Month USD LIBOR + 0.85%, 1.04%, 1/10/2025 (a)	924,000	936,012
KEB Hana Bank 3 Month USD LIBOR + 0.70%, 0.84%, 10/2/2022 (a) (c)	2,840,000	2,851,303
KeyBank NA:
SOFR + 0.32%, 0.37%, 6/14/2024	2,000,000	2,000,900
SOFR + 0.34%, 0.39%, 1/3/2024 (a)	3,000,000	3,002,790
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.84%, 2/1/2022 (a)	1,000,000	1,003,350
Macquarie Bank, Ltd.:
3 Month USD LIBOR + 0.45%, 0.60%, 11/24/2021 (a) (c)	1,200,000	1,201,728
3 Month USD LIBOR + 0.45%, 0.63%, 8/6/2021 (a) (c)	430,000	430,181
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 1.16%, 11/28/2023 (a) (c)	10,505,000	10,612,676
3 Month USD LIBOR + 1.35%, 1.50%, 3/27/2024 (a) (c)	2,745,000	2,790,018
SOFR + 0.92%, 0.97%, 9/23/2027 (c)	3,000,000	3,004,950
Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 0.83%, 7/26/2021 (a)	$ 5,765,000	$ 5,767,652
3 Month USD LIBOR + 0.70%, 0.83%, 3/7/2022 (a)	738,000	741,011
3 Month USD LIBOR + 0.74%, 0.87%, 3/2/2023 (a)	4,683,000	4,722,290
3 Month USD LIBOR + 0.79%, 0.97%, 7/25/2022 (a)	6,895,000	6,943,610
3 Month USD LIBOR + 0.86%, 1.04%, 7/26/2023 (a)	11,198,000	11,344,022
3 Month USD LIBOR + 0.92%, 1.07%, 2/22/2022 (a)	3,654,000	3,673,914
3 Month USD LIBOR + 1.06%, 1.18%, 9/13/2021 (a)	13,812,000	13,839,762
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.61%, 0.74%, 9/8/2024 (a)	1,770,000	1,777,169
3 Month USD LIBOR + 0.63%, 0.78%, 5/25/2024 (a)	8,381,000	8,428,772
3 Month USD LIBOR + 0.79%, 0.92%, 3/5/2023 (a)	5,944,000	5,999,101
3 Month USD LIBOR + 0.84%, 1.02%, 7/16/2023 (a)	2,290,000	2,304,885
3 Month USD LIBOR + 0.85%, 0.97%, 9/13/2023 (a)	2,875,000	2,895,154
3 Month USD LIBOR + 0.88%, 1.00%, 9/11/2022 (a) (b)	11,097,000	11,196,429
3 Month USD LIBOR + 0.94%, 1.08%, 2/28/2022 (a)	11,524,000	11,590,493
3 Month USD LIBOR + 1.00%, 1.12%, 9/11/2024 (a)	2,511,000	2,543,995
3 Month USD LIBOR + 1.14%, 1.26%, 9/13/2021 (a)	11,758,000	11,783,280
Series ., 3 Month USD LIBOR + 0.99%, 1.18%, 7/10/2024 (a) (b)	2,850,000	2,884,115
Morgan Stanley:
3 Month USD LIBOR + 0.93%, 1.11%, 7/22/2022 (a)	17,952,000	17,960,976

See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 1.22%, 1.38%, 5/8/2024 (a)	$ 8,723,000	$ 8,880,886
Series GMTN, SOFR + 0.70%, 0.72%, 1/20/2023 (a)	24,739,000	24,796,147
Series MTN, 3 Month USD LIBOR + 1.40%, 1.58%, 10/24/2023 (a)	18,226,000	18,519,985
MUFG Union Bank NA:
SOFR + 0.71%, 0.76%, 12/9/2022 (a)	2,150,000	2,161,288
Series BKNT, 3 Month USD LIBOR + 0.60%, 0.73%, 3/7/2022 (a)	2,333,000	2,340,792
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.41%, 0.53%, 12/13/2022 (a) (c)	6,350,000	6,380,163
3 Month USD LIBOR + 0.58%, 0.71%, 9/20/2021 (a) (c)	4,610,000	4,615,440
3 Month USD LIBOR + 0.60%, 0.79%, 4/12/2023 (a) (c)	1,115,000	1,124,801
3 Month USD LIBOR + 0.71%, 0.89%, 11/4/2021 (a) (c)	4,456,000	4,466,516
3 Month USD LIBOR + 0.72%, 0.87%, 5/22/2022 (a) (c)	3,835,000	3,857,818
3 Month USD LIBOR + 0.89%, 1.08%, 1/10/2022 (a) (c)	3,505,000	3,520,737
3 Month USD LIBOR + 1.00%, 1.19%, 7/12/2021 (a) (c)	5,170,000	5,171,551
National Bank of Canada SOFR + 0.30%, 0.33%, 5/16/2023	1,040,000	1,039,719
NatWest Markets PLC:
SOFR + 0.53%, 0.56%, 8/12/2024 (b) (c)	1,990,000	1,996,786
SOFR + 1.66%, 1.71%, 9/29/2022 (a) (c)	2,000,000	2,030,240
PNC Bank NA:
3 Month USD LIBOR + 0.43%, 0.55%, 12/9/2022 (a)	6,667,000	6,677,867
Series BKNT, 3 Month USD LIBOR + 0.33%, 0.48%, 2/24/2023 (a)	8,400,000	8,413,104
Series BKNT, 3 Month USD LIBOR + 0.45%, 0.63%, 7/22/2022 (a)	5,467,000	5,468,421
Series BKNT, 3 Month USD LIBOR + 0.50%, 0.68%, 7/27/2022 (a)	4,505,000	4,527,255
Security Description	Principal Amount	Value
Royal Bank of Canada:
3 Month USD LIBOR + 0.66%, 0.85%, 10/5/2023 (a)	$ 475,000	$ 480,353
SOFR + 0.30%, 0.32%, 1/19/2024 (a)	5,493,000	5,500,086
SOFR + 0.45%, 0.48%, 10/26/2023 (a)	14,289,000	14,362,017
SOFR + 0.53%, 0.55%, 1/20/2026	770,000	771,278
SOFR + 0.57%, 0.60%, 4/27/2026	7,364,000	7,375,414
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.55%, 1/17/2023 (a)	2,666,000	2,676,451
Series GMTN, 3 Month USD LIBOR + 0.47%, 0.65%, 4/29/2022 (a)	2,359,000	2,367,091
Series GMTN, 3 Month USD LIBOR + 0.73%, 0.91%, 2/1/2022 (a)	3,425,000	3,439,145
Series GMTN, SOFR + 0.40%, 0.43%, 8/5/2022 (a) (b)	3,647,000	3,657,722
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.47%, 1.63%, 5/15/2023 (a)	13,995,000	14,133,551
3 Month USD LIBOR + 1.55%, 1.70%, 6/25/2024 (a)	4,923,000	5,036,278
Santander UK PLC 3 Month USD LIBOR + 0.66%, 0.82%, 11/15/2021 (a)	3,655,000	3,662,602
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.32%, 0.45%, 9/1/2023 (a) (c)	2,186,000	2,191,421
3 Month USD LIBOR + 0.65%, 0.76%, 12/12/2022 (a) (c)	3,520,000	3,545,485
Standard Chartered PLC:
3 Month USD LIBOR + 1.15%, 1.34%, 1/20/2023 (a) (c)	5,585,000	5,613,595
3 Month USD LIBOR + 1.20%, 1.33%, 9/10/2022 (a) (c)	11,345,000	11,365,988
SOFR + 1.25%, 1.27%, 10/14/2023 (c)	4,000,000	4,036,240
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 0.93%, 10/18/2022 (a)	2,091,000	2,106,662

See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.74%, 0.93%, 1/17/2023 (a)	$ 4,127,000	$ 4,162,245
3 Month USD LIBOR + 0.78%, 0.97%, 7/12/2022 (a) (b)	2,867,000	2,885,865
3 Month USD LIBOR + 0.80%, 0.98%, 10/16/2023 (a)	3,493,000	3,535,754
3 Month USD LIBOR + 0.86%, 1.05%, 7/19/2023 (a)	3,414,000	3,458,314
3 Month USD LIBOR + 1.11%, 1.30%, 7/14/2021 (a) (b)	4,788,000	4,789,772
3 Month USD LIBOR + 1.14%, 1.33%, 10/19/2021 (a)	9,428,000	9,459,112
Swedbank AB 3 Month USD LIBOR + 0.70%, 0.82%, 3/14/2022 (a) (c)	3,625,000	3,640,334
Toronto-Dominion Bank:
SOFR + 0.22%, 0.26%, 6/2/2023 (b)	5,000,000	5,003,300
SOFR + 0.24%, 0.26%, 1/6/2023 (a) (b)	6,938,000	6,942,440
SOFR + 0.36%, 0.40%, 3/4/2024 (a) (b)	5,328,000	5,336,365
SOFR + 0.45%, 0.50%, 9/28/2023 (a) (b)	7,675,000	7,724,657
Series GMTN, 3 Month USD LIBOR + 0.64%, 0.83%, 7/19/2023 (a)	687,000	694,275
Series MTN, 3 Month USD LIBOR + 0.53%, 0.66%, 12/1/2022 (a)	1,368,000	1,376,988
Series MTN, SOFR + 0.48%, 0.51%, 1/27/2023 (a)	8,475,000	8,514,748
Truist Bank:
SOFR + 0.73%, 0.78%, 3/9/2023 (a)	150,000	151,142
Series BKNT, 3 Month USD LIBOR + 0.59%, 0.75%, 5/17/2022 (a)	1,842,000	1,849,773
Series BKNT, 3 Month USD LIBOR + 0.59%, 0.77%, 8/2/2022 (a)	3,190,000	3,190,893
Truist Financial Corp.:
SOFR + 0.40%, 0.45%, 6/9/2025	12,582,000	12,592,066
Series MTN, 3 Month USD LIBOR + 0.65%, 0.79%, 4/1/2022 (a)	8,048,000	8,077,536
UBS AG:
SOFR + 0.32%, 0.36%, 6/1/2023 (c)	9,000,000	9,011,700
Security Description	Principal Amount	Value
SOFR + 0.36%, 0.39%, 2/9/2024 (a) (c)	$ 12,505,000	$ 12,530,760
UBS Group AG:
3 Month USD LIBOR + 0.95%, 1.11%, 8/15/2023 (a) (c)	6,015,000	6,065,767
3 Month USD LIBOR + 1.22%, 1.37%, 5/23/2023 (a) (b) (c)	7,942,000	8,016,337
3 Month USD LIBOR + 1.53%, 1.71%, 2/1/2022 (a) (c)	2,315,000	2,335,534
UniCredit SpA 3 Month USD LIBOR + 3.90%, 4.09%, 1/14/2022 (a) (c)	5,122,000	5,211,430
US Bank NA:
3 Month USD LIBOR + 0.40%, 0.52%, 12/9/2022 (a)	6,107,000	6,135,764
Series BKNT, 3 Month USD LIBOR + 0.18%, 0.37%, 1/21/2022 (a)	10,656,000	10,662,926
Series BKNT, 3 Month USD LIBOR + 0.38%, 0.54%, 11/16/2021 (a)	980,000	981,029
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.59%, 5/23/2022 (a)	4,650,000	4,665,485
Wells Fargo & Co.:
3 Month USD LIBOR + 1.03%, 1.20%, 7/26/2021 (a)	7,658,000	7,663,361
3 Month USD LIBOR + 1.11%, 1.29%, 1/24/2023 (a)	7,248,000	7,288,951
3 Month USD LIBOR + 1.23%, 1.42%, 10/31/2023 (a)	13,611,000	13,802,915
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.51%, 0.69%, 10/22/2021 (a)	3,993,000	3,997,033
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.78%, 9/9/2022 (a)	8,210,000	8,219,934
Westpac Banking Corp.:
3 Month USD LIBOR + 0.39%, 0.58%, 1/13/2023 (a) (b)	4,585,000	4,609,209
3 Month USD LIBOR + 0.57%, 0.76%, 1/11/2023 (a)	3,714,000	3,742,189
3 Month USD LIBOR + 0.71%, 0.86%, 6/28/2022 (a) (b)	3,759,000	3,783,584

See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.72%, 0.88%, 5/15/2023 (a)	$ 3,932,000	$ 3,977,021
3 Month USD LIBOR + 0.77%, 0.91%, 2/26/2024 (a)	1,575,000	1,598,153
3 Month USD LIBOR + 0.85%, 1.00%, 8/19/2021 (a)	5,781,000	5,787,475
3 Month USD LIBOR + 0.85%, 1.04%, 1/11/2022 (a) (b)	4,489,000	4,508,123
SOFR + 0.52%, 0.56%, 6/3/2026	9,049,000	9,067,731
		1,227,179,046
BEVERAGES — 0.1%
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 0.54%, 5/2/2022 (a)	2,439,000	2,445,585
BIOTECHNOLOGY — 0.2%
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.52%, 0.67%, 9/29/2023 (a)	4,095,000	4,098,071
CHEMICALS — 0.3%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 1.27%, 11/15/2023 (a)	2,389,000	2,432,361
LYB International Finance III LLC 3 Month USD LIBOR + 1.00%, 1.14%, 10/1/2023 (a)	3,975,000	3,981,320
		6,413,681
COMMERCIAL SERVICES — 0.1%
Equifax, Inc. 3 Month USD LIBOR + 0.87%, 1.03%, 8/15/2021 (a)	2,463,000	2,465,167
COMPUTERS — 0.9%
Apple, Inc.:
3 Month USD LIBOR + 0.35%, 0.51%, 5/11/2022 (a)	6,366,000	6,384,270
3 Month USD LIBOR + 0.50%, 0.66%, 2/9/2022 (a)	8,208,000	8,232,542
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.72%, 0.91%, 10/5/2021 (a)	6,533,000	6,533,849
Security Description	Principal Amount	Value
International Business Machines Corp. 3 Month USD LIBOR + 0.58%, 0.76%, 11/6/2021 (a) (b)	$ 405,000	$ 405,790
		21,556,451
DIVERSIFIED FINANCIAL SERVICES — 2.9%
AIG Global Funding SOFR + 0.38%, 0.43%, 12/15/2023 (a) (c)	2,000,000	1,999,780
Air Lease Corp. 3 Month USD LIBOR + 0.35%, 0.48%, 12/15/2022	2,940,000	2,943,322
American Express Co.:
3 Month USD LIBOR + 0.60%, 0.78%, 11/5/2021 (a)	12,889,000	12,908,334
3 Month USD LIBOR + 0.61%, 0.79%, 8/1/2022 (a)	2,224,000	2,234,942
3 Month USD LIBOR + 0.62%, 0.78%, 5/20/2022 (a)	10,780,000	10,827,216
3 Month USD LIBOR + 0.65%, 0.79%, 2/27/2023 (a)	1,247,000	1,256,926
3 Month USD LIBOR + 0.75%, 0.93%, 8/3/2023 (a) (b)	3,005,000	3,044,065
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 0.83%, 3/3/2022 (a)	983,000	986,863
Aviation Capital Group LLC 3 Month USD LIBOR + 0.67%, 0.86%, 7/30/2021 (a) (c)	1,340,000	1,340,147
BOC Aviation, Ltd. 3 Month USD LIBOR + 1.13%, 1.27%, 9/26/2023 (a) (c)	2,000,000	1,998,600
Capital One Financial Corp.:
3 Month USD LIBOR + 0.72%, 0.91%, 1/30/2023 (a)	2,320,000	2,339,001
3 Month USD LIBOR + 0.95%, 1.07%, 3/9/2022 (a) (b)	4,607,000	4,631,095
Charles Schwab Corp.:
SOFR + 0.50%, 0.55%, 3/18/2024 (a)	10,193,000	10,260,580
SOFR + 0.52%, 0.55%, 5/13/2026 (b)	3,817,000	3,837,116

See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Intercontinental Exchange, Inc. 3 Month USD LIBOR + 0.65%, 0.77%, 6/15/2023 (a)	$ 11,504,000	$ 11,510,097
		72,118,084
ELECTRIC — 3.3%
American Electric Power Co., Inc. Series A, 3 Month USD LIBOR + 0.48%, 0.66%, 11/1/2023 (a) (b)	4,742,000	4,747,311
CenterPoint Energy, Inc. SOFR + 0.65%, 0.68%, 5/13/2024 (b)	3,866,000	3,871,412
Dominion Energy, Inc. Series D, 3 Month USD LIBOR + 0.53%, 0.65%, 9/15/2023 (a)	6,844,000	6,848,585
Duke Energy Corp.:
3 Month USD LIBOR + 0.65%, 0.77%, 3/11/2022 (a)	1,681,000	1,686,783
SOFR + 0.25%, 0.30%, 6/10/2023	3,100,000	3,106,107
Florida Power & Light Co.:
3 Month USD LIBOR + 0.38%, 0.56%, 7/28/2023 (a)	7,085,000	7,086,275
SOFR + 0.25%, 0.28%, 5/10/2023 (b)	8,763,000	8,762,387
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.27%, 0.42%, 2/22/2023 (a)	15,781,000	15,783,052
3 Month USD LIBOR + 0.55%, 0.69%, 8/28/2021 (a)	5,003,000	5,003,450
3 Month USD LIBOR + 0.72%, 0.87%, 2/25/2022 (a)	2,744,000	2,753,988
SOFR + 0.54%, 0.58%, 3/1/2023 (a) (b)	4,194,000	4,215,264
Pacific Gas & Electric Co. 3 Month USD LIBOR + 1.48%, 1.60%, 6/16/2022 (a)	4,233,000	4,235,328
PPL Electric Utilities Corp. SOFR + 0.33%, 0.38%, 6/24/2024	5,000,000	5,003,550
Southern California Edison Co.:
SOFR + 0.64%, 0.69%, 4/3/2023 (a) (b)	3,150,000	3,157,528
Security Description	Principal Amount	Value
SOFR + 0.83%, 0.88%, 4/1/2024 (a)	$ 4,380,000	$ 4,396,250
		80,657,270
ELECTRONICS — 0.3%
Honeywell International, Inc.:
3 Month USD LIBOR + 0.23%, 0.38%, 8/19/2022 (a) (b)	3,114,000	3,114,716
3 Month USD LIBOR + 0.37%, 0.53%, 8/8/2022 (a)	4,471,000	4,487,632
		7,602,348
FOOD — 0.1%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 1.20%, 10/17/2023 (a)	2,844,000	2,886,518
GAS — 0.5%
Atmos Energy Corp. 3 Month USD LIBOR + 0.38%, 0.50%, 3/9/2023 (a) (b)	1,995,000	1,995,778
CenterPoint Energy Resources Corp. 3 Month USD LIBOR + 0.50%, 0.63%, 3/2/2023 (a)	5,105,000	5,105,919
ONE Gas, Inc. 3 Month USD LIBOR + 0.61%, 0.73%, 3/11/2023 (a)	4,630,000	4,630,833
Southern California Gas Co. 3 Month USD LIBOR + 0.35%, 0.47%, 9/14/2023 (a)	899,000	897,472
		12,630,002
HEALTH CARE SERVICES — 0.1%
Roche Holdings, Inc. SOFR + 0.24%, 0.28%, 3/5/2024 (a) (b) (c)	3,650,000	3,653,285
HOUSEHOLD PRODUCTS & WARES — 0.2%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 0.69%, 6/24/2022 (a) (c)	5,369,000	5,393,859
INSURANCE — 4.4%
AIA Group, Ltd. 3 Month USD LIBOR + 0.52%, 0.65%, 9/20/2021 (a) (c)	3,769,000	3,769,075

See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Athene Global Funding:
3 Month USD LIBOR + 1.23%, 1.42%, 7/1/2022 (a) (c)	$ 3,095,000	$ 3,124,929
SOFR + 0.70%, 0.74%, 5/24/2024 (c)	15,000,000	15,133,050
Brighthouse Financial Global Funding SOFR + 0.76%, 0.78%, 4/12/2024 (c)	2,000,000	2,014,880
Equitable Financial Life Global Funding SOFR + 0.39%, 0.41%, 4/6/2023 (c)	3,050,000	3,053,202
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.73%, 0.88%, 6/27/2022 (a) (c)	3,252,000	3,270,862
SOFR + 0.60%, 0.62%, 1/6/2023 (a) (c)	6,000,000	6,027,120
MassMutual Global Funding II:
3 Month USD LIBOR + 0.15%, 0.35%, 1/7/2022 (a) (c)	3,700,000	3,701,665
SOFR + 0.36%, 0.38%, 4/12/2024 (b) (c)	4,500,000	4,508,235
MET Tower Global Funding SOFR + 0.55%, 0.57%, 1/17/2023 (a) (c)	1,950,000	1,961,213
Metropolitan Life Global Funding I:
SOFR + 0.32%, 0.34%, 1/7/2024 (a) (b) (c)	10,200,000	10,220,910
SOFR + 0.57%, 0.59%, 1/13/2023 (a) (c)	6,265,000	6,301,274
New York Life Global Funding:
3 Month USD LIBOR + 0.28%, 0.47%, 1/21/2022 (a) (c)	3,320,000	3,324,017
3 Month USD LIBOR + 0.28%, 0.47%, 1/10/2023 (a) (c)	3,365,000	3,370,014
3 Month USD LIBOR + 0.32%, 0.50%, 8/6/2021 (a) (c)	1,472,000	1,472,574
3 Month USD LIBOR + 0.44%, 0.63%, 7/12/2022 (a) (c)	2,016,000	2,023,782
3 Month USD LIBOR + 0.52%, 0.65%, 6/10/2022 (a) (c)	2,150,000	2,158,944
SOFR + 0.22%, 0.25%, 2/2/2023 (a) (c)	8,500,000	8,502,805
SOFR + 0.31%, 0.34%, 4/26/2024 (c)	7,000,000	7,011,830
Security Description	Principal Amount	Value
SOFR + 0.36%, 0.38%, 10/21/2023 (a) (c)	$ 2,850,000	$ 2,857,752
SOFR + 0.48%, 0.53%, 6/9/2026 (c)	3,200,000	3,202,688
Northwestern Mutual Global Funding SOFR + 0.33%, 0.38%, 3/25/2024 (a) (c)	3,000,000	3,005,760
Pacific Life Global Funding II SOFR + 0.62%, 0.66%, 6/4/2026 (c)	5,000,000	5,005,750
Principal Life Global Funding II:
3 Month USD LIBOR + 0.40%, 0.59%, 10/6/2021 (c)	124,000	124,112
SOFR + 0.45%, 0.47%, 4/12/2024 (c)	2,799,000	2,803,562
		107,950,005
INTERNET — 0.6%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 1.06%, 1/30/2023 (a)	2,681,000	2,707,381
TD Ameritrade Holding Corp. 3 Month USD LIBOR + 0.43%, 0.61%, 11/1/2021 (a)	4,043,000	4,046,720
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 0.79%, 1/19/2023 (a) (c)	2,300,000	2,300,437
3 Month USD LIBOR + 0.91%, 1.10%, 4/11/2024 (a) (c)	1,500,000	1,507,380
Class REGs, 3 Month USD LIBOR + 0.91%, 1.10%, 4/11/2024 (a)	2,175,000	2,185,701
Class REGS, 3 Month USD LIBOR + 0.61%, 0.79%, 1/19/2023 (a)	1,690,000	1,690,321
		14,437,940
MACHINERY, CONSTRUCTION & MINING — 1.0%
Caterpillar Financial Services Corp.:
SOFR + 0.15%, 0.18%, 11/17/2022	8,427,000	8,427,927
SOFR + 0.25%, 0.28%, 5/17/2024	6,182,000	6,190,407
Series MTN, 3 Month USD LIBOR + 0.20%, 0.37%, 11/12/2021 (a)	4,785,000	4,787,919
Series MTN, 3 Month USD LIBOR + 0.28%, 0.41%, 9/7/2021 (a)	3,601,000	3,602,548

See accompanying notes to financial statements.
28

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.74%, 0.90%, 5/13/2022 (a)	$ 1,735,000	$ 1,745,393
		24,754,194
MACHINERY-DIVERSIFIED — 0.6%
John Deere Capital Corp.:
Series GMTN, 3 Month USD LIBOR + 0.55%, 0.68%, 6/7/2023 (a)	2,657,000	2,683,543
Series MTN, 3 Month USD LIBOR + 0.26%, 0.39%, 9/10/2021 (a)	3,554,000	3,555,493
Series MTN, 3 Month USD LIBOR + 0.48%, 0.61%, 9/8/2022 (a) (b)	3,001,000	3,015,885
Series MTN, 3 Month USD LIBOR + 0.49%, 0.61%, 6/13/2022 (a) (b)	1,790,000	1,797,464
Otis Worldwide Corp. 3 Month USD LIBOR + 0.45%, 0.64%, 4/5/2023 (a)	3,383,000	3,381,613
		14,433,998
MEDIA — 1.1%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 1.83%, 2/1/2024 (a)	6,998,000	7,193,874
Comcast Corp.:
3 Month USD LIBOR + 0.44%, 0.58%, 10/1/2021 (a)	3,861,000	3,864,861
3 Month USD LIBOR + 0.63%, 0.81%, 4/15/2024 (a)	3,361,000	3,400,593
TWDC Enterprises 18 Corp. Series MTN, 3 Month USD LIBOR + 0.39%, 0.52%, 3/4/2022 (a)	5,576,000	5,588,323
Walt Disney Co.:
3 Month USD LIBOR + 0.25%, 0.38%, 9/1/2021 (a)	4,156,000	4,157,538
3 Month USD LIBOR + 0.39%, 0.52%, 9/1/2022 (a) (b)	3,226,000	3,237,936
		27,443,125
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 0.45%, 2/14/2024 (a)	2,092,000	2,098,694
Security Description	Principal Amount	Value
General Electric Co.:
3 Month USD LIBOR + 0.38%, 0.56%, 5/5/2026 (b)	$ 1,493,000	$ 1,470,172
Series NOTZ, 3 Month USD LIBOR + 1.00%, 1.12%, 3/15/2023 (a)	1,505,000	1,524,219
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.61%, 0.73%, 3/16/2022 (a) (b) (c)	4,482,000	4,500,063
SOFR + 0.43%, 0.48%, 3/11/2024 (a) (c)	3,000,000	3,018,930
		12,612,078
OIL & GAS — 1.6%
Chevron Corp.:
3 Month USD LIBOR + 0.48%, 0.61%, 3/3/2022 (a)	2,636,000	2,643,671
3 Month USD LIBOR + 0.53%, 0.69%, 11/15/2021 (a)	1,419,000	1,421,654
3 Month USD LIBOR + 0.90%, 1.06%, 5/11/2023 (a)	2,795,000	2,838,322
Series _, 3 Month USD LIBOR + 0.53%, 0.66%, 3/3/2022 (a)	3,526,000	3,537,107
Chevron USA, Inc.:
3 Month USD LIBOR + 0.11%, 0.28%, 8/12/2022 (a)	3,100,000	3,102,108
3 Month USD LIBOR + 0.20%, 0.36%, 8/11/2023 (a) (b)	3,758,000	3,771,792
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.06%, 5/15/2022 (a)	3,881,000	3,904,402
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.33%, 0.49%, 8/16/2022 (a)	6,500,000	6,521,320
3 Month USD LIBOR + 0.37%, 0.50%, 3/6/2022 (a)	2,493,000	2,497,961
Phillips 66 3 Month USD LIBOR + 0.62%, 0.78%, 2/15/2024 (a)	2,691,000	2,694,310
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.56%, 11/13/2023 (a)	4,061,000	4,085,894

See accompanying notes to financial statements.
29

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Valero Energy Corp. 3 Month USD LIBOR + 1.15%, 1.27%, 9/15/2023 (a)	$ 3,025,000	$ 3,029,326
		40,047,867
PHARMACEUTICALS — 1.7%
AbbVie, Inc.:
3 Month USD LIBOR + 0.46%, 0.61%, 11/19/2021 (a)	7,569,000	7,579,672
3 Month USD LIBOR + 0.65%, 0.80%, 11/21/2022 (a)	5,187,000	5,221,027
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 0.82%, 8/17/2023 (a)	2,414,000	2,436,426
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 1.13%, 12/15/2023 (a) (c)	8,739,000	8,856,977
Becton Dickinson & Co. 3 Month USD LIBOR + 1.03%, 1.16%, 6/6/2022 (a)	4,176,000	4,209,867
Bristol-Myers Squibb Co. 3 Month USD LIBOR + 0.38%, 0.54%, 5/16/2022 (a)	1,093,000	1,096,334
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 0.89%, 6/15/2022 (a)	2,589,000	2,604,586
Cigna Corp. 3 Month USD LIBOR + 0.89%, 1.07%, 7/15/2023 (a)	5,441,000	5,511,624
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 0.45%, 9/15/2023 (a)	2,054,000	2,060,696
Zoetis, Inc. 3 Month USD LIBOR + 0.44%, 0.60%, 8/20/2021 (a)	2,386,000	2,387,193
		41,964,402
PIPELINES — 0.7%
Enbridge, Inc.:
3 Month USD LIBOR + 0.50%, 0.66%, 2/18/2022 (a)	5,239,000	5,249,111
SOFR + 0.40%, 0.43%, 2/17/2023 (a) (b)	5,097,000	5,106,531
Security Description	Principal Amount	Value
MPLX L.P. 3 Month USD LIBOR + 1.10%, 1.22%, 9/9/2022 (a)	$ 8,176,000	$ 8,180,579
		18,536,221
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Public Storage SOFR + 0.47%, 0.49%, 4/23/2024	6,094,000	6,105,944
SL Green Operating Partnership L.P. 3 Month USD LIBOR + 0.98%, 1.14%, 8/16/2021 (a)	2,120,000	2,120,636
		8,226,580
RETAIL — 0.7%
7-Eleven, Inc. 3 Month USD LIBOR + 0.45%, 0.61%, 8/10/2022 (a) (c)	11,442,000	11,447,149
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.44%, 3/1/2022 (a)	1,526,000	1,528,808
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43%, 0.61%, 10/28/2021 (a)	4,499,000	4,504,758
		17,480,715
SEMICONDUCTORS — 0.4%
Intel Corp. 3 Month USD LIBOR + 0.35%, 0.51%, 5/11/2022 (a) (b)	5,379,000	5,392,824
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 0.92%, 1/30/2023 (a) (b)	3,387,000	3,419,956
		8,812,780
TELECOMMUNICATIONS — 2.8%
AT&T, Inc.:
3 Month USD LIBOR + 1.18%, 1.30%, 6/12/2024 (a)	13,284,000	13,624,336
SOFR + 0.64%, 0.69%, 3/25/2024 (a) (b)	6,250,000	6,264,687
Rogers Communications, Inc. 3 Month USD LIBOR + 0.60%, 0.73%, 3/22/2022 (a)	5,681,000	5,697,418

See accompanying notes to financial statements.
30

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 1.26%, 5/15/2025 (a)	$ 11,480,000	$ 11,831,632
SOFR + 0.50%, 0.55%, 3/22/2024 (a)	7,690,000	7,756,672
SOFR + 0.79%, 0.84%, 3/20/2026 (a) (b)	5,495,000	5,595,559
3 Month USD LIBOR + 1.00%, 1.12%, 3/16/2022 (a)	13,328,000	13,418,364
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 1.17%, 1/16/2024 (a)	4,878,000	4,953,707
		69,142,375
TRANSPORTATION — 0.3%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.38%, 0.54%, 5/16/2022 (a)	2,763,000	2,770,350
3 Month USD LIBOR + 0.45%, 0.59%, 4/1/2023 (a)	4,838,000	4,868,189
		7,638,539
TRUCKING & LEASING — 0.0% (d)
GATX Corp. 3 Month USD LIBOR + 0.72%, 0.90%, 11/5/2021 (a)	867,000	868,170
TOTAL CORPORATE BONDS & NOTES (Cost $2,049,430,448)		2,054,654,643
FOREIGN GOVERNMENT OBLIGATIONS — 16.6%
Asian Development Bank 3 Month USD LIBOR + 0.01%, 0.13%, 12/15/2021 (a)	35,872,000	35,873,435
Asian Infrastructure Investment Bank SOFR + 0.22%, 0.24%, 4/15/2026 (c)	3,000,000	3,002,970
European Bank for Reconstruction & Development:
SOFR + 0.19%, 0.21%, 4/14/2026 (b)	3,000,000	3,001,290
SOFR + 0.26%, 0.29%, 8/19/2022 (a)	17,500,000	17,535,175
SOFR + 0.26%, 0.31%, 3/13/2023 (a)	7,000,000	7,019,460
SOFR + 0.28%, 0.30%, 10/15/2024 (a)	9,655,000	9,702,213
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.17%, 5/11/2022 (a)	$ 12,112,000	$ 12,112,848
European Investment Bank:
3 Month USD LIBOR + 0.10%, 0.29%, 1/19/2023 (a) (c)	9,758,000	9,773,613
SOFR + 0.25%, 0.28%, 1/30/2023 (a) (c)	8,600,000	8,620,984
SOFR + 0.28%, 0.32%, 3/5/2024 (a) (c)	10,500,000	10,543,575
SOFR + 0.29%, 0.33%, 6/10/2022 (a) (c)	10,950,000	10,971,243
SOFR + 1.00%, 1.02%, 1/21/2026 (a) (c)	16,100,000	16,717,113
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.53%, 0.67%, 6/25/2022 (a)	2,320,000	2,327,308
3 Month USD LIBOR + 0.78%, 0.91%, 6/1/2023 (a)	5,925,000	5,984,250
3 Month USD LIBOR + 0.93%, 1.10%, 11/1/2022 (a)	4,890,000	4,937,335
Series 5FRN, 3 Month USD LIBOR + 0.88%, 1.05%, 1/25/2022 (a)	4,900,000	4,919,845
Inter-American Development Bank:
3 Month USD LIBOR + 0.03%, 0.15%, 3/15/2022 (a)	7,300,000	7,301,168
SOFR + 0.20%, 0.23%, 2/10/2026 (a)	13,100,000	13,119,257
SOFR + 0.25%, 0.28%, 2/4/2025 (a)	7,600,000	7,631,084
SOFR + 0.26%, 0.31%, 9/16/2022 (a)	11,700,000	11,729,367
Series GDIF, 3 Month USD LIBOR + 0.00%, 0.18%, 1/15/2022 (a)	23,400,000	23,400,936
Series GMTN, 3 Month USD LIBOR - 0.02%, 0.16%, 10/25/2021 (a)	6,490,000	6,490,130
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.25%, 7/15/2022 (a)	10,520,000	10,528,100
Series GMTN, 3 Month USD LIBOR + 0.20%, 0.38%, 7/15/2021 (a)	13,949,000	13,950,534
International Bank for Reconstruction & Development:
SOFR + 0.13%, 0.15%, 1/13/2023 (a)	22,650,000	22,661,325
SOFR + 0.31%, 0.36%, 9/18/2025 (a)	14,000,000	14,092,540

See accompanying notes to financial statements.
31

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series GDIF, SOFR + 0.30%, 0.33%, 8/6/2024 (a)	$ 12,250,000	$ 12,311,373
Series GDIF, SOFR + 0.39%, 0.44%, 6/17/2024 (a)	5,600,000	5,644,128
International Finance Corp.:
SOFR + 0.09%, 0.14%, 6/30/2023	10,000,000	9,998,600
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.19%, 12/15/2022 (a)	14,055,000	14,067,931
Series GMTN, 3 Month USD LIBOR + 0.18%, 0.30%, 12/15/2021 (a)	8,142,000	8,148,839
Kommunalbanken A/S:
Series 144A, 3 Month USD LIBOR + 0.13%, 0.26%, 9/8/2021 (a) (c)	8,516,000	8,517,703
Series 144A, SOFR + 0.16%, 0.19%, 10/27/2023 (c)	2,500,000	2,503,400
Korea Development Bank:
3 Month USD LIBOR + 0.48%, 0.62%, 10/1/2022 (a)	3,240,000	3,250,076
3 Month USD LIBOR + 0.71%, 0.84%, 2/27/2022 (a)	4,505,000	4,519,191
3 Month USD LIBOR + 0.73%, 0.92%, 7/6/2022 (a)	1,495,000	1,503,193
SOFR + 0.25%, 0.29%, 3/9/2024 (a)	2,000,000	1,997,600
Series EMTN, 3 Month USD LIBOR + 0.35%, 0.51%, 2/18/2023 (a)	1,000,000	1,001,600
Kreditanstalt fuer Wiederaufbau SOFR + 1.00%, 1.03%, 2/12/2024 (a)	5,000,000	5,118,400
Landwirtschaftliche Rentenbank 3 Month USD LIBOR + 0.04%, 0.23%, 1/12/2022 (a) (c)	4,619,000	4,620,155
Nederlandse Waterschapsbank NV Series 144A, 3 Month USD LIBOR + 0.07%, 0.19%, 12/15/2021 (a) (c)	22,120,000	22,127,078
Nordic Investment Bank SOFR + 1.00%, 1.03%, 5/12/2026	6,000,000	6,251,040
Security Description	Principal Amount	Value
Svensk Exportkredit AB SOFR + 1.00%, 1.04%, 5/25/2023 (a)	$ 5,500,000	$ 5,588,935
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $410,941,138)		411,116,340
	Shares
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	52,245,493	52,261,166
State Street Navigator Securities Lending Portfolio II (g) (h)	38,337,395	38,337,395
TOTAL SHORT-TERM INVESTMENTS (Cost $90,598,500)		90,598,561
TOTAL INVESTMENTS — 103.1% (Cost $2,550,970,086)		2,556,369,544
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(77,883,043)
NET ASSETS — 100.0%		$ 2,478,486,501
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.1% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
EMTN	Euro Medium Term Note
FRN	Floating Rate Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,054,654,643	$—	$2,054,654,643
Foreign Government Obligations	—	411,116,340	—	411,116,340
Short-Term Investments	90,598,561	—	—	90,598,561
TOTAL INVESTMENTS	$90,598,561	$2,465,770,983	$—	$2,556,369,544
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	32,615,093	$32,628,139	$ 902,333,516	$ 882,695,795	$(5,741)	$1,047	52,245,493	$52,261,166	$27,341
State Street Navigator Securities Lending Portfolio II	44,141,145	44,141,145	334,571,713	340,375,463	—	—	38,337,395	38,337,395	66,312
Total		$76,769,284	$1,236,905,229	$1,223,071,258	$(5,741)	$1,047		$90,598,561	$93,653
See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 1.5%
Alabama, ST, Industrial Development Authority Revenue AMT 6.45%, 12/1/2023	$ 695,000	$ 696,076
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	1,635,000	1,723,395
Health Care Authority of the City of Huntsville Series B1, 4.00%, 6/1/2039	500,000	591,682
Hoover,AL, Industrial Development Board Environmental Improvement Revenue:
5.75%, 10/1/2049	2,615,000	3,153,795
AMT, VRN 6.38%, 11/1/2050 (a)	1,000,000	1,280,358
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	112,378
Series A, 3.00%, 2/1/2030	200,000	213,039
Jefferson County Board of Education/AL 4.00%, 2/1/2042	525,000	612,119
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (b)	240,000	269,211
Series D, 6.00%, 10/1/2042	3,210,000	3,731,784
Series D, 6.50%, 10/1/2053	2,010,000	2,358,444
Series F, 7.90%, 10/1/2050	5,500,000	5,659,908
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,739,861
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (c)	1,858,000	2,018,696
Series A, 5.25%, 5/1/2044 (c)	2,420,000	2,836,071
		26,996,817
ALASKA — 0.3%
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	120,000	140,670
Northern, AK, Tobacco Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2032	500,000	500,775
Series A, 5.00%, 6/1/2046	3,390,000	3,394,957
Series B, Zero Coupon, 6/1/2046	4,200,000	934,245
Security Description	Principal Amount	Value
State of Alaska International Airports System Revenue Series B, 5.00%, 10/1/2035	$ 545,000	$ 641,541
		5,612,188
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,176,542
ARIZONA — 1.4%
Arizona Industrial Development Authority Revenue:
4.00%, 12/15/2041 (c)	105,000	116,006
4.00%, 12/15/2051 (c)	165,000	179,680
4.75%, 7/1/2029 (c)	175,000	189,720
5.00%, 6/1/2031 (c)	335,000	364,043
5.00%, 7/1/2039 (c)	365,000	431,933
5.00%, 7/1/2054 (c)	500,000	556,167
Series A, 3.63%, 5/20/2033	485,901	553,234
Series A, 4.00%, 7/15/2030 (c)	145,000	160,446
Series A, 4.50%, 1/1/2049	115,000	110,954
Series A, 5.00%, 7/1/2049 (c)	500,000	531,255
Series A, 5.00%, 7/15/2049 (c)	500,000	568,726
Series A, 5.00%, 7/1/2054 (c)	500,000	530,516
Series A, 5.25%, 7/1/2047 (c)	240,000	247,356
Series A, 6.38%, 6/1/2039 (c)	1,000,000	1,154,580
Series B, 5.00%, 3/1/2037 (c)	75,000	86,994
Series B, 5.00%, 3/1/2042 (c)	70,000	80,365
Series B, 5.00%, 1/1/2049	860,000	853,644
Series D, 5.00%, 7/1/2051 (c)	185,000	211,607
Series G, 5.00%, 7/1/2047 (c)	100,000	114,623
City Of Phoenix, Civic Improvement Corporation Junior Lien Airport Revenue Series A, 5.00%, 7/1/2044	960,000	1,211,757
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	1,146,263
5.00%, 5/15/2056	500,000	566,280
5.25%, 11/15/2046	1,010,000	1,023,122
Series A, 5.00%, 11/15/2042	750,000	876,669
Maricopa County Pollution Control Corp. Series A, 3.60%, 2/1/2040	600,000	664,416
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (c)	595,000	694,239
6.00%, 7/1/2052 (c)	1,000,000	1,204,177
Series A, 3.00%, 9/1/2051	2,750,000	2,956,115

See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Phoenix, AZ, Industrial Development Authority Education Revenue:
4.00%, 10/1/2041	$ 30,000	$ 33,335
5.00%, 7/1/2035 (c)	1,325,000	1,454,498
Pima Country, AZ, Industrial Development Authority, Education Revenue 5.00%, 6/15/2034 (c)	100,000	108,372
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (c)	1,250,000	1,272,108
5.25%, 7/1/2036	315,000	348,161
6.75%, 2/1/2050 (c)	310,000	356,563
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	655,000	677,692
Salt Verde, AZ, Financial Corp. Revenue:
5.25%, 12/1/2027	265,000	330,616
5.25%, 12/1/2028	105,000	133,788
Tempe, AZ, Industrial Development Authority Revenue:
Series A, 6.13%, 10/1/2052 (c)	500,000	548,054
Series B, 4.00%, 10/1/2023 (c)	45,000	45,027
Series B, 5.35%, 10/1/2025 (c)	2,650,000	2,664,488
		25,357,589
ARKANSAS — 0.4%
Arkansas Development Finance Authority Industrial Development Revenue 4.50%, 9/1/2049 (c)	4,830,000	5,404,958
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	106,747
Pulaski County, AR, Public Facilities Board Revenue:
5.25%, 7/1/2033	510,000	559,263
5.50%, 7/1/2043	830,000	914,297
		6,985,265
CALIFORNIA — 11.8%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (b)	175,000	187,528
Series B, 5.00%, 10/1/2037	500,000	588,608
Security Description	Principal Amount	Value
Anaheim Public Financing Authority Revenue Series C, Zero Coupon, 9/1/2029 (b)	$ 915,000	$ 801,662
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	750,000	842,616
Series A, 5.00%, 3/1/2041	665,000	718,501
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	156,563
California Community Housing Agency, Workforce Housing Revenue:
4.00%, 2/1/2056 (c)	2,905,000	3,237,068
Series A, 4.00%, 2/1/2056 (c)	1,915,000	2,078,750
Series A, 5.00%, 4/1/2049 (c)	905,000	1,036,422
Series A, 5.00%, 2/1/2050 (c)	10,415,000	12,082,810
Series A, 5.00%, 8/1/2050 (c)	1,000,000	1,167,441
Series A-, 4.00%, 8/1/2047 (c)	4,270,000	4,697,541
Series S, 5.00%, 8/1/2049 (c)	2,500,000	2,887,400
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-1, 5.00%, 6/1/2049	210,000	261,393
Series B-2, Zero Coupon, 6/1/2055	3,020,000	607,956
Series C, Zero Coupon, 6/1/2057	5,000,000	653,185
California Statewide Communities Development Authority Revenue:
Series A, 3.00%, 4/1/2050	3,000,000	3,210,252
Series B, 5.00%, 7/1/2032	195,000	220,400
Series C, 4.00%, 9/2/2050	1,000,000	1,126,733
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	340,000	379,488
Series A, 4.00%, 8/15/2049	475,000	526,437
Series A, 4.00%, 6/1/2050	1,550,000	1,818,808
California, Municipal Finance Authority Revenue:
4.00%, 7/15/2029	6,960,000	8,118,860
4.00%, 5/15/2041 (b)	355,000	427,408
4.00%, 5/15/2046 (b)	1,000,000	1,195,320
5.00%, 6/30/2027	205,000	253,205
5.00%, 6/30/2028	100,000	126,014
5.00%, 12/31/2031	1,000,000	1,240,464
AMT 5.00%, 12/31/2043	500,000	608,745
5.00%, 7/1/2046 (c)	500,000	561,126
AMT 5.00%, 12/31/2047	600,000	728,354
AMT 5.00%, 6/1/2048	600,000	726,957
5.25%, 1/1/2045	1,000,000	1,000,445
Series A, AMT, VRN 2.40%, 10/1/2044 (a)	1,000,000	1,098,522

See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2034	$ 280,000	$ 333,029
Series A, 5.00%, 10/1/2039 (c)	150,000	164,105
Series A, 5.00%, 7/1/2047	185,000	215,895
Series A, 5.00%, 7/1/2049 (c)	1,250,000	1,446,860
Series A, 5.25%, 11/1/2041	1,000,000	1,174,499
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	1,218,921
5.00%, 5/15/2051	265,000	316,611
5.00%, 5/15/2052	500,000	608,178
California, Pollution Control Financing Authority Revenue:
AMT 4.30%, 7/1/2040	665,000	760,620
AMT 5.00%, 11/21/2045 (c)	500,000	528,607
California, School Finance Authority Revenue:
5.00%, 6/1/2050 (c)	605,000	670,800
5.00%, 6/1/2054 (c)	250,000	279,634
5.00%, 11/15/2056 (c)	415,000	476,147
Series A, 5.00%, 7/1/2047 (c)	250,000	279,585
California, Statewide Communities Development Authority Revenue:
4.00%, 4/1/2042	130,000	139,470
4.25%, 1/1/2043	480,000	544,869
5.00%, 1/1/2031	700,000	860,650
5.00%, 1/1/2032	1,125,000	1,377,923
5.00%, 5/15/2033	240,000	282,262
5.00%, 9/2/2040	425,000	523,719
5.25%, 12/1/2034	1,940,000	2,211,384
5.25%, 12/1/2038 (c)	1,475,000	1,764,502
5.25%, 7/1/2039 (c)	2,000,000	2,209,996
5.25%, 12/1/2043 (c)	875,000	1,037,880
5.25%, 12/1/2044	4,045,000	4,587,411
5.25%, 12/1/2048 (c)	705,000	831,871
5.50%, 12/1/2054	2,500,000	2,838,951
Series A, 3.00%, 8/15/2036	205,000	219,452
Series A, 3.50%, 11/1/2027 (c)	3,270,000	3,643,524
Series A, 5.00%, 12/1/2028 (c)	100,000	116,514
Series A, 5.00%, 12/1/2029 (c)	1,000,000	1,159,371
Series A, 5.00%, 9/2/2039	945,000	1,156,213
Series A, 5.00%, 12/1/2046 (c)	2,080,000	2,337,650
Series A, 5.25%, 11/1/2044 (c)	300,000	323,008
Series A, 5.25%, 12/1/2056 (c)	2,825,000	3,189,428
Series A, 5.50%, 7/1/2039	153,738	146,051
Series A, 5.75%, 7/1/2030	312,436	296,814
Series A, 5.75%, 7/1/2035	33,062	31,409
Security Description	Principal Amount	Value
California, Statewide Financing Authority Revenue Series D, Zero Coupon, 6/1/2055 (c)	$ 15,750,000	$ 1,116,075
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (b)	400,000	314,824
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	105,492
City of Sacramento CA Transient Occupancy Tax Revenue:
Series A, 5.00%, 6/1/2035	670,000	814,344
Series C, 5.00%, 6/1/2043	1,320,000	1,576,375
Compton Public Finance Authority Revenue 4.50%, 9/1/2032 (c)	1,000,000	1,075,616
CSCDA Community Improvement Authority Revenue:
3.50%, 10/1/2046 (c)	1,655,000	1,754,501
4.00%, 4/1/2056 (c)	5,130,000	5,547,604
4.00%, 7/1/2056 (c)	6,500,000	7,063,699
4.00%, 8/1/2056 (c)	995,000	1,102,899
Series A, 5.00%, 7/1/2051 (c)	280,000	328,854
Series A, 5.00%, 1/1/2054 (c)	2,470,000	2,918,152
Series A-1-SOCIAL, 3.10%, 7/1/2045 (c)	5,000,000	5,055,864
Series A-2, 4.00%, 9/1/2056 (c)	2,000,000	2,216,561
Series A-2, 4.00%, 10/1/2056 (c)	1,500,000	1,638,355
Series A-2-SOCIAL, 4.00%, 7/1/2056 (c)	1,145,000	1,242,854
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	207,673
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	923,634
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,457,854
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 4.00%, 1/15/2046	1,490,000	1,764,885
Series A, 5.00%, 1/15/2042 (b)	430,000	474,843
Series B1, 3.95%, 1/15/2053	1,130,000	1,274,072

See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2030	$ 1,500,000	$ 1,884,110
Series A-1, 5.00%, 6/1/2047	5,770,000	5,964,871
Series A-1, 5.25%, 6/1/2047	5,840,000	6,055,902
Series A-2, 5.00%, 6/1/2047	5,100,000	5,272,243
Series A-2, 5.30%, 6/1/2037	2,100,000	2,184,011
Series B, Zero Coupon, 6/1/2047	40,905,000	9,173,188
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2036	3,500,000	1,324,911
Zero Coupon, 6/1/2057	30,000,000	2,535,210
Zero Coupon, 6/1/2057 (c)	20,000,000	1,138,856
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,069,875
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	1,043,791
Long Beach, CA, Bond Finance Authority, Tax Allocation:
Series A, 5.00%, 11/15/2029	100,000	128,076
Series A, 5.00%, 11/15/2035	525,000	734,428
Series A, 5.50%, 11/15/2030	270,000	362,191
Series A, 5.50%, 11/15/2037	550,000	825,720
Series C, 5.50%, 8/1/2031 (b)	345,000	475,349
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	573,470
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	1,277,459
Series B, 6.50%, 11/1/2039	950,000	1,565,917
Series B, 7.00%, 11/1/2034	400,000	629,632
Series C, 6.13%, 11/1/2029	295,000	374,712
Series C, 6.50%, 11/1/2039	2,000,000	3,296,667
Norman Y Mineta San Jose International Airport SJC Revenue Series B, 5.00%, 3/1/2047	510,000	619,278
Oakland, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2032 (b)	100,000	124,455
Series A, 5.00%, 8/1/2033	65,000	76,386
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	600,700
Series A, 5.00%, 8/15/2046	550,000	631,404
Palomar Health, CA, Revenue 5.00%, 11/1/2036	500,000	577,619
Peralta Community College District, General Obligation Series A, 4.00%, 8/1/2031	975,000	1,072,368
Security Description	Principal Amount	Value
Riverside County, CA, Public Financing Authority Revenue:
4.13%, 11/1/2040	$ 610,000	$ 673,130
5.25%, 11/1/2040	100,000	118,464
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	525,396
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2031	1,070,000	1,248,479
5.00%, 9/1/2044	255,000	280,585
5.00%, 9/1/2047 (c)	1,000,000	1,166,283
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,146,103
5.00%, 9/1/2045	100,000	114,983
5.00%, 9/1/2046	830,000	953,856
Series B, AMT 5.00%, 12/1/2029	975,000	1,231,287
Sacramento, CA, City Financing Authority Revenue Series E, 5.25%, 12/1/2030 (b)	500,000	649,762
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	751,596
8.00%, 12/1/2026	650,000	670,433
San Diego County, CA, Regional Airport Authority Revenue:
Series B, 5.00%, 7/1/2027	270,000	293,952
Series B, AMT 5.00%, 7/1/2042	190,000	229,755
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
5.00%, 5/1/2049	700,000	877,749
Series A, AMT 5.00%, 1/1/2026	1,500,000	1,784,148
Series B, 5.00%, 5/1/2047	120,000	146,370
Series H, 5.00%, 5/1/2028	500,000	631,232
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	564,716
Series B, 5.25%, 1/15/2049	400,000	450,373
Seminole County, FL, Industrial Development Authority Revenue Series A, AMT 5.00%, 3/1/2032	500,000	662,291
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, Zero Coupon, 6/1/2056	5,250,000	602,288

See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	$ 790,000	$ 1,074,347
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	84,373
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (c)	100,000	111,492
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
4.00%, 6/1/2049	1,315,000	1,537,055
Series A, 4.00%, 6/1/2049	2,500,000	2,988,623
Tobacco Securitization Authority of Southern California, CA, Tobacco Settlement Revenue:
, 6/1/2046	5,950,000	1,244,667
5.00%, 6/1/2035	500,000	649,593
5.00%, 6/1/2048	390,000	481,545
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	119,291
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	535,000	572,788
		211,881,629
COLORADO — 2.5%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,643,185
Centerra Metropolitan District No 1:
5.00%, 12/1/2029 (c)	1,000,000	1,065,435
Series A, 5.00%, 12/1/2051	650,000	715,876
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (c)	1,595,000	1,801,595
Series A, 5.00%, 10/1/2049 (c)	540,000	601,409
Colorado Health Facilities Authority Hospital Revenue:
5.00%, 1/1/2031	105,000	113,691
5.00%, 1/1/2037	2,750,000	2,953,884
5.00%, 1/1/2038	200,000	224,494
5.00%, 12/1/2054 (c)	1,250,000	1,286,267
Series A, 5.30%, 7/1/2037	340,000	339,273
Series A-, 3.25%, 8/1/2049	890,000	951,714
Series A-, 4.00%, 8/1/2037	700,000	813,771
Series A-, 4.00%, 8/1/2039	1,250,000	1,442,982
Series A-, 4.00%, 8/1/2049	510,000	579,457
Series A-, 5.00%, 8/1/2039	1,000,000	1,252,663
Series B, 5.00%, 5/15/2048	1,070,000	1,126,365
Security Description	Principal Amount	Value
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	$ 500,000	$ 543,295
Colorado, Educational & Cultural Facilities Authority Revenue 4.13%, 11/15/2044	225,000	237,584
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	500,000	571,108
Denver City & County, CO, Special Facilities Revenue AMT 5.00%, 10/1/2032	1,335,000	1,426,436
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2025	1,900,000	2,245,121
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	581,815
Series A, 5.00%, 12/1/2039	40,000	43,398
Series A, 5.25%, 12/1/2045	370,000	401,789
Denver, CO, Urban Renewal Authority Revenue Series A, 5.25%, 12/1/2039 (c)	100,000	109,976
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	1,000,000	1,037,328
E-470, CO, Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2035 (b)	1,000,000	586,251
Series B, Zero Coupon, 9/1/2037 (b)	475,000	251,199
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,559,815
Fourth Street Crossing Business Improvement District, CO, Revenue Series A, 5.13%, 12/1/2038 (c)	500,000	541,997
Jefferson Center Metropolitan District No. 1 Series B, 5.75%, 12/15/2050	500,000	540,028
Kinston Metropolitan District No. 5, General Obligation Series A, 5.13%, 12/1/2050	750,000	838,474
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,083,407
North Range Metropolitan District No. 3, General Obligation:
5.00%, 12/1/2040	1,000,000	1,114,153

See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.25%, 12/1/2050	$ 2,000,000	$ 2,229,323
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049	1,740,000	1,901,621
Plaza, CO, Metropolitan District No. 1 Revenue 4.50%, 12/1/2030 (c)	1,000,000	1,029,570
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	885,000	1,385,143
Pueblo Urban Renewal Authority, Tax Allocation 4.75%, 12/1/2045 (c)	1,825,000	2,094,652
Regional Transportation District Revenue:
Series A, 4.00%, 7/15/2039	950,000	1,243,670
Series A, 4.00%, 7/15/2040	1,000,000	1,317,359
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	776,414
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	500,000	558,107
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,089,898
Verve Metropolitan District No. 1, General Obligation 5.00%, 12/1/2051	500,000	550,008
		44,801,000
CONNECTICUT — 0.7%
Connecticut State Health & Educational Facilities Authority Revenue Series F, 5.00%, 7/1/2037	1,175,000	1,342,444
Connecticut, State Development Authority, Airport Facilities Revenue AMT 7.95%, 4/1/2026	300,000	300,340
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	285,712
Series B, 5.00%, 4/15/2032	130,000	134,444
Series E, 4.00%, 9/15/2028	125,000	130,090
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	745,000	866,176
Series A, 5.00%, 1/1/2045 (c)	300,000	335,987
Series A, 5.00%, 9/1/2046 (c)	110,000	122,733
Series A, 5.00%, 9/1/2053 (c)	500,000	556,086
Series B, 4.00%, 7/1/2034	130,000	137,777
Series F, 3.50%, 7/1/2026	5,000	5,541
Series F, 4.00%, 7/1/2030	1,100,000	1,217,934
Series G-1, 5.00%, 7/1/2044 (c)	275,000	321,581
Security Description	Principal Amount	Value
Series G-1, 5.00%, 7/1/2050 (c)	$ 500,000	$ 581,134
Series J, 5.00%, 7/1/2042	1,205,000	1,246,888
Series L, 4.00%, 7/1/2034	250,000	274,995
Series L, 4.13%, 7/1/2041	500,000	548,258
Series R, 3.38%, 7/1/2037	190,000	207,424
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (c)	1,000,000	1,160,314
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	107,739
Series A, 5.00%, 4/1/2031	220,000	236,242
Series C, 3.00%, 7/15/2027 (b)	100,000	108,888
State of Connecticut, General Obligation 3.00%, 1/15/2037	1,000,000	1,101,289
State of Connecticut, Special Tax Revenue 3.13%, 5/1/2040	500,000	547,901
University of Connecticut, CT, Revenue:
5.00%, 2/15/2028	860,000	992,207
Series A, 5.00%, 8/15/2027	100,000	109,050
		12,979,174
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue:
3.25%, 6/1/2026	800,000	846,465
Series B, VRN 1.25%, 10/1/2040 (a)	1,000,000	1,007,486
		1,853,951
DISTRICT OF COLUMBIA — 0.6%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	163,336
Series A, 5.00%, 7/1/2052	115,000	123,354
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
Zero Coupon, 6/15/2055	20,000,000	2,015,086
6.50%, 5/15/2033	240,000	267,434
Series A, Zero Coupon, 6/15/2046	25,000,000	5,383,568
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	602,417
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue:
Zero Coupon, 10/1/2035 (b)	220,000	166,959
Series A, Zero Coupon, 10/1/2037	2,000,000	1,190,777

See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2053	$ 400,000	$ 412,494
		10,325,425
FLORIDA — 6.3%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	35,000	35,333
Series A, 4.00%, 12/1/2044	325,000	352,425
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	865,000	894,564
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	232,304
Bexley Community Development District, Special Assessment 4.70%, 5/1/2036	100,000	108,140
Broward, FL, Airport System Revenue:
Series A, AMT 5.00%, 10/1/2029	500,000	648,519
Series A, AMT 5.00%, 10/1/2036	300,000	382,186
Series Q-1, 4.00%, 10/1/2042	140,000	145,913
Broward, FL, Port Facilities Revenue Series B, AMT 4.00%, 9/1/2044	1,025,000	1,184,790
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (c)	1,000,000	1,075,883
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.00%, 12/15/2040 (c)	190,000	209,929
5.00%, 8/1/2055	700,000	827,187
6.10%, 8/15/2038 (c)	215,000	239,622
Series A, 5.00%, 6/15/2039 (c)	390,000	429,987
Series A, 5.00%, 6/15/2055 (c)	290,000	311,575
Series A, 5.13%, 6/15/2037 (c)	450,000	506,449
Series A, 5.38%, 6/15/2038 (c)	105,000	119,765
Series A, 5.88%, 7/1/2054 (d)	980,000	803,600
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue:
5.00%, 7/1/2046 (c)	750,000	793,328
5.00%, 1/1/2055 (c)	250,000	286,809
5.00%, 7/1/2056 (c)	850,000	1,004,760
5.63%, 8/1/2037 (c)	115,000	108,435
5.88%, 8/1/2052 (c)	610,000	555,579
Series A, 5.00%, 7/1/2050	600,000	458,210
Series A, 5.25%, 12/1/2058 (c)	1,000,000	1,171,739
Security Description	Principal Amount	Value
Series A, 7.50%, 6/1/2048 (c) (d)	$ 4,165,000	$ 1,332,800
Central, FL, Expressway Authority Revenue 3.25%, 7/1/2039 (b)	100,000	108,996
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (c)	220,000	244,430
City Of Atlantic Beach, Florida Health Care Facilities Revenue Series B-2, 3.00%, 11/15/2023	1,500,000	1,502,400
City of Orlando, FL, Development Tax Revenue:
Series A, 5.00%, 11/1/2023 (b)	1,000,000	1,110,261
Series A, 5.00%, 11/1/2026 (b)	735,000	904,932
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (c) (d)	400,000	272,000
Series A, 8.25%, 5/15/2049 (c) (d)	100,000	68,000
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (c)	170,000	197,653
County of Broward FL Port Facilities Revenue 5.00%, 9/1/2044	600,000	756,740
County of Escambia, FL, Environmental Improvement Revenue 2.00%, 11/1/2033 (a)	775,000	813,421
County of Miami-Dade Seaport Department Revenue Series B, AMT 6.00%, 10/1/2042	945,000	1,052,556
County of Miami-Dade, FL, Aviation Revenue:
AMT 5.00%, 10/1/2028	500,000	568,605
AMT 5.00%, 10/1/2030	650,000	737,390
5.00%, 10/1/2036	765,000	920,096
Series A, 4.25%, 10/1/2036	100,000	111,474
Escambia County, Health Facilities Authority Revenue:
4.00%, 8/15/2045	725,000	841,357
4.00%, 8/15/2050	2,000,000	2,301,918
5.00%, 8/15/2031	155,000	200,043
5.00%, 8/15/2035	1,015,000	1,297,309
Escambia County, Sales Facilities Tax Revenue 5.00%, 10/1/2046	550,000	667,377

See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Florida Development Finance Corp., Educational Facilities Revenue:
4.00%, 7/1/2045	$ 600,000	$ 649,971
4.00%, 6/30/2056 (c)	100,000	106,722
5.00%, 9/15/2040 (c)	100,000	112,929
5.25%, 6/1/2050 (c)	1,000,000	1,146,227
5.25%, 6/1/2055 (c)	1,000,000	1,140,343
6.13%, 6/15/2046 (c)	100,000	113,251
Series A, 4.00%, 7/15/2026 (c)	105,000	109,616
Series A, 4.75%, 7/15/2036 (c)	500,000	544,515
Series A, 6.00%, 6/15/2035 (c)	505,000	577,468
Series A, 6.00%, 6/15/2044 (c)	575,000	530,661
Series A, 6.13%, 6/15/2043 (c)	500,000	515,416
Series A, 6.13%, 6/15/2044	555,000	605,951
Series A, 6.25%, 1/1/2049 (a) (c)	4,015,000	4,113,480
Series A, 6.38%, 1/1/2049 (a) (c)	5,865,000	6,043,143
Series A, 6.50%, 7/1/2044	925,000	1,000,571
Series A, 6.50%, 1/1/2049 (a) (c)	10,170,000	10,460,304
Series B, AMT 7.38%, 1/1/2049 (c)	16,600,000	18,252,503
Florida Higher Educational Facilities Financial Authority Revenue Series A1, 5.00%, 6/1/2048 (c)	1,000,000	1,185,704
FRERC Community Development District, Special Assessment 5.50%, 11/1/2050	100,000	108,568
Greater Orlando, FL, Aviation Authority Revenue:
AMT 5.00%, 11/15/2036	350,000	370,558
Series A, AMT 5.00%, 10/1/2026	850,000	1,032,677
Series A, AMT 5.00%, 10/1/2027	750,000	934,093
Series A, AMT 5.00%, 10/1/2042	250,000	301,235
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	655,767
Series B, 6.00%, 11/1/2029	145,000	161,989
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	138,199
Security Description	Principal Amount	Value
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	$ 300,000	$ 329,561
Hernando County,FL, School Board Series A, 3.00%, 7/1/2035 (b)	115,000	122,093
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	241,457
6.25%, 4/1/2049	500,000	241,207
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	450,705
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	409,330
Series B, 5.00%, 10/1/2029	370,000	464,371
Lakeland FL, Hospital System Revenue 5.00%, 11/15/2034	570,000	658,911
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	518,545
5.75%, 11/1/2042	500,000	522,003
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	511,625
LT Ranch Community Development District Revenue 4.00%, 5/1/2040	730,000	783,524
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,162,953
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2027	400,000	418,379
Series A, 5.00%, 7/1/2028	325,000	391,393
Series A, 5.00%, 7/1/2029	575,000	690,278
Series A, 5.00%, 7/1/2031	200,000	209,169
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	295,150
Miami-Dade County, FL, School Board Certificate of Participation Series C, COPs3.25%, 2/1/2032	100,000	100,137
Miami-Dade, FL, Professional Sport Franchies Tax Revenue:
4.00%, 10/1/2040	760,000	853,101
5.00%, 10/1/2029	675,000	823,289
5.00%, 10/1/2034	570,000	693,000

See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 6.88%, 10/1/2034 (b)	$ 145,000	$ 210,517
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	294,404
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	1,430,000	1,484,404
Series B, 5.00%, 5/1/2037	925,000	960,191
North Broward Hospital Revenue Series B, 5.00%, 1/1/2042	1,000,000	1,177,564
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	411,419
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (b)	200,000	247,134
Palm Beach County Health Facilities Authority Revenue 4.00%, 5/15/2053	500,000	551,652
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (c)	185,000	210,126
5.00%, 4/1/2051 (c)	110,000	122,766
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	185,000	213,002
5.00%, 7/1/2039	410,000	493,764
6.00%, 10/1/2041	100,000	101,103
Sarasota County Public Hospital District Revenue 4.00%, 7/1/2048	175,000	199,854
Seminole County Industrial Development Authority 5.25%, 11/15/2039	1,400,000	1,537,782
Seminole County, FL, Industrial Development Authority Revenue 5.50%, 11/15/2049	1,515,000	1,663,603
State Johns County Industrial Development Authority Revenue:
4.00%, 12/15/2036 (e)	1,000,000	1,125,986
4.00%, 12/15/2041 (e)	750,000	834,860
4.00%, 12/15/2046 (e)	750,000	828,668
4.00%, 12/15/2050 (e)	1,000,000	1,099,217
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	499,734
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	571,600
Security Description	Principal Amount	Value
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-1 EXCHA, 6.61%, 5/1/2040	$ 290,000	$ 282,804
Series 2015-2 EXCHA, 6.61%, 5/1/2040	180,000	137,287
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (d) (f)	195,000	—
Series 3, 6.65%, 5/1/2040 (d) (f)	120,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	1,225,264
Series A4, 6.61%, 5/1/2040	85,000	75,753
USF Financing Corp. Series A-REMK 5/6/15, COPs5.00%, 7/1/2034	550,000	638,380
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (c)	1,905,000	2,133,405
Village Community Development District No. 13 Special Assessment:
2.63%, 5/1/2024	190,000	195,043
3.70%, 5/1/2050	1,985,000	2,133,666
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	146,721
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	100,000	125,729
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	735,226
		113,367,459
GEORGIA — 1.0%
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	245,885
Series A1, 6.75%, 1/1/2035	1,705,000	1,195,652
Series A1, 7.00%, 1/1/2040	500,000	350,572
Augusta, GA, Development Authority Revenue 4.00%, 7/1/2037	105,000	113,267
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	625,315
Series D, 4.13%, 11/1/2045	435,000	490,112
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue 5.00%, 7/1/2042	1,000,000	1,077,778
George L Smith II Congress Center Authority Revenue:
4.00%, 1/1/2054	750,000	874,415

See accompanying notes to financial statements.
42

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 1/1/2054 (c)	$ 1,500,000	$ 1,797,429
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (b)	629,000	705,477
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (c)	250,000	292,717
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	251,728
Main Street Natural Gas, Inc. GA, Gas Supply Revenue Series A, 5.00%, 5/15/2038	1,000,000	1,433,687
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (c)	2,500,000	2,774,064
Municipal Electric Authority of Georgia Revenue:
4.00%, 1/1/2049	2,000,000	2,245,473
Series A, 5.00%, 7/1/2060	635,000	728,172
Series A, 5.50%, 7/1/2060	170,000	198,249
Roanoke County, GA, Economic Development Authority Revenue AMT 4.00%, 1/1/2038 (c)	1,000,000	1,141,574
White County,GA, Development Authority Revenue:
Series A, 5.13%, 10/1/2039	790,000	846,701
Series A, 5.25%, 10/1/2049	115,000	122,182
		17,510,449
GUAM — 0.4%
Guam Department of Education, Certificate Participation 5.00%, 2/1/2040	1,600,000	1,832,763
Guam Government Business Privilege Revenue:
Series A, 5.00%, 11/1/2040	1,100,000	1,376,528
Series A, 5.13%, 1/1/2042	775,000	793,526
Series B1, 5.00%, 1/1/2037	100,000	102,328
Series B1, 5.00%, 1/1/2042	675,000	690,717
Series D-REF, 4.00%, 11/15/2039	295,000	321,274
Series D-REF, 5.00%, 11/15/2027	355,000	414,744
Series D-REF, 5.00%, 11/15/2028	110,000	127,913
Series D-REF, 5.00%, 11/15/2029	525,000	607,760
Series D-REF, 5.00%, 11/15/2034	250,000	286,579
Series D-REF, 5.00%, 11/15/2035	100,000	114,519
Security Description	Principal Amount	Value
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	$ 315,000	$ 347,111
Guam Government, General Obligation 5.00%, 11/15/2031	210,000	245,052
Guam International Airport Authority Revenue Series C, 6.38%, 10/1/2043	590,000	643,423
		7,904,237
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (c)	355,000	403,459
Series A, 5.00%, 1/1/2045 (c)	750,000	784,658
Series A, 6.88%, 7/1/2043	300,000	326,950
		1,515,067
IDAHO — 0.0% (g)
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	700,702
ILLINOIS — 11.1%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	250,862
Series A, 5.50%, 12/1/2043	115,000	114,998
Chicago Board of Education, General Obligation:
5.00%, 12/1/2032	750,000	978,094
5.00%, 12/1/2036	1,000,000	1,291,830
5.00%, 12/1/2037	150,000	193,281
5.00%, 12/1/2039	160,000	205,265
Chicago Transit Authority Revenue 5.00%, 12/1/2046	520,000	623,638
Chicago, IL, Board of Education, General Obligation:
5.00%, 12/1/2038	1,750,000	2,249,648
Series A, Zero Coupon, 12/1/2022 (b)	190,000	188,356
Series A, Zero Coupon, 12/1/2027 (b)	225,000	204,774
Series A, Zero Coupon, 12/1/2028 (b)	100,000	88,589
Series A, Zero Coupon, 12/1/2031 (b)	1,060,000	858,185
Series A, 4.00%, 12/1/2022	100,000	104,944
Series A, 4.00%, 12/1/2027	3,215,000	3,803,671
Series A, 5.00%, 12/1/2028 (b)	150,000	190,915
Series A, 5.00%, 12/1/2029	8,875,000	11,508,646
Series A, 5.00%, 12/1/2030	1,935,000	2,499,024
Series A, 5.00%, 12/1/2031	600,000	757,687
Series A, 5.00%, 12/1/2033	1,000,000	1,256,598

See accompanying notes to financial statements.
43

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2041	$ 4,355,000	$ 4,432,045
Series A, 5.00%, 12/1/2042	6,760,000	7,107,255
Series A, 5.50%, 12/1/2026 (b)	885,000	1,034,436
Series A, 5.50%, 12/1/2031 (b)	620,000	838,455
Series A, 5.50%, 12/1/2039	1,110,000	1,132,161
Series A, 7.00%, 12/1/2026	1,100,000	1,401,498
Series A, 7.00%, 12/1/2044	3,405,000	4,200,380
Series A, 7.00%, 12/1/2046 (c)	3,125,000	4,151,358
Series B, 4.00%, 12/1/2035	200,000	207,425
Series B, 5.00%, 12/1/2029	100,000	129,660
Series B, 5.00%, 12/1/2031	2,000,000	2,618,479
Series B, 5.00%, 12/1/2033	675,000	788,855
Series B, 5.00%, 12/1/2034	410,000	432,589
Series B-1, Zero Coupon, 12/1/2022 (b)	145,000	143,745
Series B-1, Zero Coupon, 12/1/2028 (b)	830,000	735,288
Series B-1, Zero Coupon, 12/1/2029 (b)	620,000	533,088
Series B-1, Zero Coupon, 12/1/2030 (b)	220,000	183,445
Series C, 5.00%, 12/1/2027	600,000	746,993
Series C, 5.00%, 12/1/2030 (b)	1,500,000	1,864,717
Series C, 5.25%, 12/1/2035	2,140,000	2,420,845
Series C, 5.25%, 12/1/2039	390,000	439,448
Series D, 5.00%, 12/1/2027	2,400,000	2,987,971
Series D, 5.00%, 12/1/2046	1,250,000	1,338,563
Series E, 5.13%, 12/1/2032	765,000	864,810
Series G, 5.00%, 12/1/2034	2,400,000	2,939,771
Series H, 5.00%, 12/1/2036	3,100,000	3,784,088
Series H, 5.00%, 12/1/2046	1,500,000	1,808,721
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	311,625
6.00%, 4/1/2046	350,000	435,062
6.10%, 4/1/2036	45,000	56,872
Chicago, IL, Midway International Airport Revenue:
Series A, AMT 5.00%, 1/1/2024	750,000	834,084
Series A, AMT 5.00%, 1/1/2026	100,000	118,602
Series A, AMT 5.50%, 1/1/2030	200,000	214,463
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	266,102
5.00%, 1/1/2029	100,000	105,622
Chicago, IL, O'Hare International Airport Revenue:
Series B, 4.00%, 1/1/2053 (b)	300,000	345,249
Series B, 5.00%, 1/1/2029	315,000	362,698
Security Description	Principal Amount	Value
Series B, 5.25%, 1/1/2029	$ 275,000	$ 295,066
Series C, 5.00%, 1/1/2032	500,000	591,816
Series D, 5.00%, 1/1/2039	210,000	223,951
Series D, 5.00%, 1/1/2044	325,000	346,591
Series D, 5.00%, 1/1/2047	500,000	604,677
Series D, 5.00%, 1/1/2052	770,000	929,889
Chicago, IL, Waterworks Revenue 4.00%, 11/1/2037	145,000	150,779
City of Chicago IL, General Obligation:
Zero Coupon, 1/1/2028 (b)	125,000	109,883
Zero Coupon, 1/1/2030 (b)	270,000	221,905
5.25%, 1/1/2029	160,000	182,465
5.50%, 1/1/2030	250,000	288,662
Series 2007G-REMK 6/8/15, 5.50%, 1/1/2042	780,000	885,474
Series A, 5.00%, 1/1/2027	300,000	330,380
Series A, 5.00%, 1/1/2028	1,250,000	1,556,868
Series A, 5.00%, 1/1/2034	1,105,000	1,141,654
Series A, 5.00%, 1/1/2035	365,000	396,748
Series A, 5.00%, 1/1/2040	1,575,000	1,809,379
Series A, 5.00%, 1/1/2044	100,000	122,466
Series A, 5.25%, 1/1/2027	280,000	321,698
Series A, 5.25%, 1/1/2029	465,000	512,126
Series A, 5.25%, 1/1/2032	155,000	169,758
Series A, 5.25%, 1/1/2035	185,000	185,495
Series A, 5.50%, 1/1/2035	840,000	1,084,947
Series A, 5.75%, 1/1/2033	510,000	633,692
Series C, Zero Coupon, 1/1/2026	200,000	182,777
Series C, Zero Coupon, 1/1/2030	885,000	706,301
Series C, 5.00%, 1/1/2024	65,000	72,020
Series C, 5.00%, 1/1/2026	470,000	555,808
Series C, 5.00%, 1/1/2027	195,000	229,877
Series C, 5.00%, 1/1/2035	700,000	806,120
Series C, 5.00%, 1/1/2038	2,060,000	2,363,345
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	467,727
5.25%, 12/1/2043	205,000	223,002
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	440,000	440,144
Illinois State, Finance Authority Revenue:
3.25%, 5/15/2039	785,000	845,533
4.00%, 12/1/2040	250,000	277,254
4.25%, 8/1/2042	1,050,000	1,180,421
4.75%, 5/15/2033	175,000	183,224
5.00%, 2/15/2032	100,000	108,332
5.00%, 5/15/2033	2,220,000	2,365,301
5.00%, 8/1/2042	580,000	684,039
5.00%, 12/1/2046	350,000	413,867

See accompanying notes to financial statements.
44

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.25%, 2/15/2047	$ 100,000	$ 107,816
5.25%, 5/15/2047	145,000	152,044
5.50%, 4/1/2032	500,000	501,257
Series A, 5.00%, 2/15/2047	1,385,000	1,601,571
Series A, 5.00%, 11/1/2049	600,000	677,556
Series A, 5.00%, 2/15/2050	1,950,000	2,251,302
Series A, 5.25%, 5/1/2038	2,030,000	2,159,500
Series A, 6.00%, 4/1/2038 (c)	2,175,000	2,698,784
Series A, 6.00%, 7/1/2043	200,000	216,529
Series A, 6.13%, 4/1/2049 (c)	500,000	615,182
Series A, 6.13%, 4/1/2058 (c)	4,390,000	5,352,701
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	153,983
3.50%, 6/1/2031	1,200,000	1,306,728
4.00%, 2/1/2030 (b)	255,000	291,205
4.00%, 1/1/2031	640,000	708,878
4.00%, 6/1/2032	300,000	333,024
4.00%, 6/1/2034	270,000	297,722
4.00%, 6/1/2035	100,000	110,613
4.13%, 11/1/2031	260,000	293,885
4.50%, 11/1/2039	125,000	141,882
5.00%, 2/1/2023	325,000	348,824
5.00%, 5/1/2023	230,000	249,336
5.00%, 8/1/2024	1,220,000	1,282,627
5.00%, 2/1/2026	1,250,000	1,481,861
5.00%, 1/1/2027	100,000	117,488
5.00%, 6/1/2027	1,070,000	1,276,387
5.00%, 11/1/2027	400,000	478,254
5.00%, 3/1/2028	150,000	154,628
5.00%, 5/1/2028	700,000	779,951
5.00%, 1/1/2029	2,005,000	2,334,440
5.00%, 2/1/2029	1,175,000	1,406,826
5.00%, 4/1/2029	150,000	166,199
5.00%, 4/1/2030	695,000	768,302
5.00%, 3/1/2031	110,000	113,440
5.00%, 4/1/2032	100,000	109,895
5.00%, 12/1/2032	500,000	603,635
5.00%, 3/1/2034	200,000	206,120
5.00%, 11/1/2034	120,000	140,590
5.00%, 5/1/2035	140,000	153,873
5.00%, 3/1/2036	150,000	154,559
5.00%, 5/1/2036	125,000	137,176
5.00%, 11/1/2036	760,000	886,725
5.00%, 3/1/2037	250,000	257,445
5.00%, 11/1/2038	875,000	1,016,784
5.00%, 2/1/2039	1,200,000	1,304,031
5.00%, 5/1/2039	380,000	415,509
5.00%, 11/1/2040	180,000	208,844
5.00%, 1/1/2041	300,000	341,253
5.25%, 7/1/2028	750,000	816,466
5.25%, 2/1/2029	405,000	448,855
5.25%, 7/1/2029	100,000	108,647
5.25%, 2/1/2033	230,000	252,888
5.50%, 7/1/2024	660,000	727,519
5.50%, 7/1/2025	245,000	269,399
Security Description	Principal Amount	Value
5.50%, 7/1/2026	$ 120,000	$ 131,626
5.50%, 7/1/2027	200,000	218,963
5.50%, 7/1/2033	665,000	721,789
5.50%, 7/1/2038	200,000	216,350
Series A, 4.00%, 1/1/2024	135,000	137,534
Series A, 4.00%, 5/1/2024	135,000	147,982
Series A, 4.00%, 1/1/2029	630,000	640,650
Series A, 4.00%, 1/1/2030	515,000	523,576
Series A, 4.50%, 12/1/2041	875,000	1,011,586
Series A, 4.63%, 5/1/2037	610,000	717,761
Series A, 5.00%, 10/1/2024	150,000	171,035
Series A, 5.00%, 12/1/2028	465,000	570,497
Series A, 5.00%, 5/1/2030	500,000	615,507
Series A, 5.00%, 10/1/2030	1,120,000	1,390,970
Series A, 5.00%, 1/1/2034	1,000,000	1,023,182
Series A, 5.00%, 4/1/2035	250,000	266,041
Series A, 5.00%, 5/1/2035	1,000,000	1,210,112
Series A, 5.00%, 12/1/2035	1,000,000	1,197,484
Series A, 5.00%, 4/1/2036	140,000	148,884
Series A, 6.00%, 5/1/2025	435,000	521,304
Series B, 5.00%, 12/1/2024	100,000	114,663
Series C, 4.00%, 10/1/2040	3,000,000	3,501,263
Series D, 5.00%, 11/1/2025	1,000,000	1,177,818
Series D, 5.00%, 11/1/2026	250,000	301,780
Series D, 5.00%, 11/1/2028	2,275,000	2,786,426
Illinois State, Sports Facilities Authority Revenue Zero Coupon, 6/15/2025 (b)	680,000	639,723
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2024	160,000	160,705
5.00%, 6/15/2029	400,000	402,386
Series A, 5.00%, 6/15/2026	725,000	868,153
Series A, 5.00%, 6/15/2027	250,000	299,363
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2031 (b)	5,735,000	4,595,753
Zero Coupon, 12/15/2039 (b)	200,000	124,453
Zero Coupon, 6/15/2045 (b)	770,000	430,075
Zero Coupon, 6/15/2047 (b)	115,000	60,526
Zero Coupon, 12/15/2051	200,000	85,831
Zero Coupon, 12/15/2056 (b)	845,000	336,120
4.00%, 6/15/2050 (b)	1,000,000	1,152,955
4.00%, 6/15/2050	7,000,000	8,054,368
5.00%, 6/15/2042	205,000	263,015
5.00%, 6/15/2057	6,000,000	7,201,909
Series A, Zero Coupon, 6/15/2029 (b)	105,000	90,526
Series A, Zero Coupon, 6/15/2031 (b)	215,000	174,450
Series A, Zero Coupon, 6/15/2034 (b)	190,000	140,987
Series A, Zero Coupon, 12/15/2034 (b)	220,000	161,161
Series A, Zero Coupon, 12/15/2035 (b)	140,000	99,412

See accompanying notes to financial statements.
45

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, Zero Coupon, 6/15/2037 (b)	$ 650,000	$ 438,187
Series A, 5.50%, 6/15/2029 (b)	615,000	734,779
Series B, Zero Coupon, 6/15/2027 (b)	125,000	114,969
Series B, Zero Coupon, 12/15/2041	395,000	236,604
Series B, 4.25%, 6/15/2042	2,520,000	2,607,004
Series B, 5.00%, 12/15/2026	115,000	120,104
Series B, 5.00%, 12/15/2028	1,425,000	1,487,971
Series B, 5.00%, 12/15/2040	100,000	115,755
Series B, 5.00%, 6/15/2052	3,155,000	3,292,125
Northeastern Illinois University Agency Revenue Series B, 5.00%, 4/1/2027 (b)	630,000	766,619
Northeastern Illinois University Certificate of Participation COPs4.10%, 10/1/2041	245,000	241,668
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	129,274
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (b)	190,000	228,425
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	244,459
		199,942,469
INDIANA — 0.5%
Anderson, IN, Economic Development Revenue 6.00%, 10/1/2042	1,330,000	1,366,894
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	100,000	107,558
Indiana State, Finance Authority, Environmental Revenue:
AMT 7.00%, 3/1/2039 (c)	500,000	480,062
Series A, AMT 6.75%, 5/1/2039	275,000	353,967
Indiana State, Finance Authority, Hospital Revenue:
3.75%, 10/1/2037	200,000	202,533
Series A, 4.50%, 7/1/2053	250,000	193,738
Series A, 5.00%, 6/1/2032	1,360,000	1,399,922
Series A, 5.00%, 6/1/2039	125,000	128,357
Indianapolis Local Public Improvement Bond Bank Revenue AMT 5.00%, 1/1/2027	750,000	861,036
Security Description	Principal Amount	Value
Knox County, IN, Economic Development Authority Revenue Series A, 5.00%, 4/1/2042	$ 3,060,000	$ 3,142,800
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, AMT 7.25%, 12/1/2028 (d)	1,000,000	450,000
Valparaiso, IN, Exempt Facilities Revenue AMT 6.75%, 1/1/2034	750,000	849,321
		9,536,188
IOWA — 0.6%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
3.13%, 12/1/2022	1,520,000	1,551,192
4.75%, 8/1/2042	2,295,000	2,367,346
5.25%, 12/1/2025	420,000	459,715
Series A, VRN 5.25%, 12/1/2050 (a)	1,295,000	1,403,405
Iowa Higher Education Loan Authority Revenue 4.00%, 10/1/2025	450,000	466,850
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	622,121
Series A, 5.00%, 5/15/2043	115,000	133,530
Series A, 5.00%, 5/15/2048	1,000,000	1,155,745
Iowa Tobacco Settlement Authority Revenue:
Series B-, Zero Coupon, 6/1/2065	8,265,000	1,522,417
Series B-1 CLA, 4.00%, 6/1/2049	500,000	584,603
PEFA Inc, Revenue 5.00%, 9/1/2049 (a)	500,000	601,153
		10,868,077
KANSAS — 0.3%
City Of Hutchinson, Kansas Hospital Facilities Revenue 5.00%, 12/1/2041	610,000	686,379
City of Wichita, KS, Health Care Facilities Authority Revenue:
5.00%, 5/15/2050	750,000	797,049
Series I, 5.00%, 5/15/2033	350,000	376,816
Overland Park Development Corp. Revenue:
5.00%, 3/1/2024	1,605,000	1,666,282
5.00%, 3/1/2049	1,000,000	1,034,380
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	200,000	114,355

See accompanying notes to financial statements.
46

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	$ 1,185,000	$ 1,255,453
Wyandotte County-Kansas City Unified Gov't Revenue Zero Coupon, 12/1/2027 (b)	340,000	292,486
		6,223,200
KENTUCKY — 0.7%
City Of Murray, Kentucky Hospital Facilities Revenue 4.00%, 8/1/2034	220,000	234,676
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	255,542
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (b)	140,000	153,733
Series A, 5.00%, 9/1/2023 (b)	135,000	147,979
Series A, 5.00%, 9/1/2025 (b)	425,000	499,969
Series A, 5.00%, 9/1/2026 (b)	160,000	188,122
Series A, 5.00%, 9/1/2030 (b)	1,080,000	1,267,564
Series A, 5.00%, 9/1/2042 (b)	125,000	145,978
Kentucky Public Energy Authority Revenue 4.00%, 12/1/2050 (a)	500,000	576,457
Kentucky State Property & Building Commission Series B, 5.00%, 11/1/2028	1,035,000	1,261,313
Kentucky, Asset Liability Commission Revenue:
Series A, 5.00%, 9/1/2024	790,000	903,128
Series A, 5.00%, 9/1/2026	120,000	136,812
Kentucky, Economic Development Finance Authority Revenue:
5.00%, 12/1/2045 (b)	550,000	670,807
5.25%, 6/1/2050	100,000	111,305
5.50%, 11/15/2035	105,000	108,864
Series A, 4.25%, 7/1/2035	645,000	701,209
Series A, 5.00%, 1/1/2045	825,000	913,613
Series A, 5.00%, 6/1/2045	2,525,000	2,888,424
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	114,623
Louisville/Jefferson County Metropolitan Gov't Revenue VRN 5.00%, 10/1/2047 (a)	500,000	552,734
		11,832,852
LOUISIANA — 0.8%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	2,000,000	2,220,628
Security Description	Principal Amount	Value
City of Shreveport, LA, Water & Sewer Revenue Series B, 3.00%, 12/1/2035 (b)	$ 200,000	$ 217,578
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (c)	1,175,000	1,350,144
Jefferson, LA, Sales Tax District Special Sales Tax Revenue Series B, 4.00%, 12/1/2037 (b)	100,000	120,681
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	357,560
Louisiana Local Gov't Environmental Facilities & Community Development Authority 3.50%, 11/1/2032	275,000	306,334
Louisiana Local Gov't Environmental Facilities & Community DevelopmentAuthority Series A, 5.00%, 1/1/2049	1,500,000	1,480,133
Louisiana Public Facilities Authority 5.25%, 10/1/2046	130,000	144,215
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,768
5.00%, 7/1/2047	300,000	355,655
Series A, 5.00%, 7/1/2046	500,000	578,209
Series A, 5.00%, 7/1/2051	385,000	444,223
New Orleans, LA, Aviation Board Revenue Series B, AMT 5.00%, 1/1/2024	240,000	266,907
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	725,000	848,212
Parish of State James LA Revenue:
Series 2, 6.35%, 7/1/2040 (c)	1,000,000	1,340,943
Series 2, 6.35%, 10/1/2040 (c)	1,000,000	1,340,943
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	293,555
Series A, 5.00%, 12/1/2036 (b)	260,000	321,147
Series B, 4.00%, 12/1/2041 (b)	480,000	541,162
Series C, 4.00%, 12/1/2033 (b)	365,000	425,001

See accompanying notes to financial statements.
47

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (a)	$ 450,000	$ 464,639
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	270,560
		13,694,197
MAINE — 0.2%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (c) (d)	100,000	55,000
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2033	545,000	596,083
5.00%, 7/1/2043	200,000	218,746
6.75%, 7/1/2036	500,000	500,000
7.50%, 7/1/2032	500,000	500,000
Series A, 4.00%, 7/1/2041	100,000	109,110
Series A, 4.00%, 7/1/2046	310,000	336,302
Series A, 5.00%, 7/1/2046	45,000	51,303
Rumford, ME, Solid Waste Disposal Revenue AMT 6.88%, 10/1/2026	525,000	525,813
		2,892,357
MARYLAND — 0.8%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	324,410
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2022	895,000	907,724
5.00%, 9/1/2023	210,000	215,417
5.00%, 9/1/2027	305,000	319,216
5.00%, 9/1/2028	750,000	785,064
5.00%, 9/1/2031	500,000	524,004
5.00%, 9/1/2039	1,250,000	1,315,011
5.00%, 9/1/2046	250,000	263,414
Series A, 4.50%, 9/1/2033	1,325,000	1,442,384
City of Brunswick, MD, Special Obligation:
4.00%, 7/1/2029	295,000	348,488
5.00%, 7/1/2036	475,000	573,754
County of Frederick, MD, Tax Incr Special Tax Revenue 3.75%, 7/1/2039	875,000	934,838
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	438,632
Maryland Economic Development Corp., Revenue:
AMT 5.00%, 3/31/2024	220,000	224,207
5.00%, 3/31/2036	250,000	296,369
Security Description	Principal Amount	Value
AMT 5.00%, 3/31/2051	$ 100,000	$ 117,160
5.75%, 9/1/2025	525,000	530,909
Maryland Economic Development Corp., Tax Allocation:
3.25%, 9/1/2030	595,000	674,803
4.00%, 9/1/2040	325,000	380,720
4.38%, 7/1/2036	1,155,000	1,286,938
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2045	90,000	101,779
Series A, 5.00%, 7/1/2038	100,000	117,652
Series A, 5.50%, 1/1/2031	100,000	120,770
Series B, 5.25%, 8/15/2038 (b)	130,000	177,421
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (c)	1,600,000	1,798,123
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	541,193
Series B, 5.00%, 11/1/2042	400,000	429,248
		15,189,648
MASSACHUSETTS — 0.8%
Commonwealth of Massachusetts Revenue 5.50%, 1/1/2027 (b)	1,100,000	1,370,987
Lowe, MA, Collegiate Charter School Revenue:
5.00%, 6/15/2039	100,000	111,380
5.00%, 6/15/2054	500,000	549,564
Massachusetts, Development Finance Agency Revenue:
4.13%, 10/1/2042 (c)	500,000	540,488
5.00%, 7/1/2026	500,000	604,325
5.00%, 11/15/2038 (c)	1,500,000	1,677,950
5.00%, 1/1/2041	240,000	266,767
5.00%, 10/1/2043	950,000	1,074,210
5.00%, 7/1/2044	500,000	605,217
5.00%, 1/1/2045	300,000	332,113
5.00%, 7/1/2047	870,000	836,232
5.00%, 10/1/2057 (c)	1,420,000	1,553,867
Series A, 4.00%, 6/1/2049	1,760,000	1,995,156
Series A, 5.25%, 7/1/2034	10,000	10,152
Series A, 5.50%, 7/1/2044	325,000	331,099
Series D, 4.00%, 7/1/2045	350,000	368,674
Series F, 5.63%, 7/15/2036	120,000	128,781
Series I, 5.00%, 7/1/2029	560,000	671,993
Series J2, 5.00%, 7/1/2048	680,000	824,528
Massachusetts, Educational Financing Authority Revenue Series J, AMT 3.50%, 7/1/2033	85,000	86,901
		13,940,384

See accompanying notes to financial statements.
48

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
MICHIGAN — 1.5%
City Of Detroit, Unlimited Tax General Obligation:
5.00%, 4/1/2031	$ 500,000	$ 596,697
5.50%, 4/1/2050	135,000	168,710
Series A, 5.00%, 4/1/2046	250,000	307,456
Series A, 5.00%, 4/1/2050	2,000,000	2,449,898
Detroit, MI, Community High School Revenue:
5.65%, 11/1/2025	525,000	465,909
5.75%, 11/1/2035	500,000	360,005
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (b)	155,000	190,304
Eastern Michigan University Revenue Series A, 4.00%, 3/1/2044 (b)	165,000	187,065
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	1,083,385
Kalamazoo, Economic Development Limited Obligation Revenue Series A, 5.00%, 5/15/2055	3,000,000	3,387,455
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	103,042
4.00%, 2/15/2044	245,000	284,401
4.00%, 11/15/2046	970,000	1,086,768
5.00%, 7/1/2033	100,000	108,319
Series A-2, 5.00%, 6/1/2040	1,655,000	2,143,243
Series A-CLASS 1, 4.00%, 6/1/2049	2,000,000	2,323,026
Series B, 5.00%, 7/1/2028	100,000	109,595
Series B, 5.00%, 7/1/2029	105,000	114,701
Series B, 5.00%, 7/1/2044	575,000	614,941
Series B-2-CLASS 2-CAB, Zero Coupon, 6/1/2065	14,540,000	1,951,408
Series D-2, 5.00%, 7/1/2034	400,000	466,725
Michigan State, Finance Authority, Ltd. Obligation Revenue:
4.40%, 4/1/2031 (c)	155,000	155,170
4.90%, 4/1/2041 (c)	260,000	260,277
5.00%, 7/1/2026	225,000	248,768
5.25%, 2/1/2027	500,000	561,578
5.25%, 2/1/2032	690,000	792,891
8.13%, 4/1/2041	435,000	435,000
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
5.00%, 6/30/2030	35,000	43,980
5.00%, 6/30/2031	665,000	831,963
5.00%, 12/31/2032	1,000,000	1,244,899
Security Description	Principal Amount	Value
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series B, Zero Coupon, 6/1/2052	$ 715,000	$ 79,124
Series C, Zero Coupon, 6/1/2058	20,000,000	1,013,704
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,020,522
Wayne County Airport Authority Revenue:
AMT 5.00%, 12/1/2044	285,000	323,095
Series B, 5.00%, 12/1/2039 (b)	700,000	802,464
		26,316,488
MINNESOTA — 0.6%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	161,321
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	170,156
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	80,000	83,569
Series A, 5.00%, 3/1/2039	500,000	528,732
Series A, 5.50%, 7/1/2035	150,000	162,790
Forest Lake, MN, Charter School Lease Revenue:
5.00%, 7/1/2041	365,000	413,154
5.00%, 7/1/2056	2,125,000	2,357,853
Series A, 5.38%, 8/1/2050	1,000,000	1,154,434
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	109,472
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (c)	300,000	334,023
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,141,887
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	544,316
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	135,598
St. Paul, MN, Housing & Redevelopment Authority Revenue:
5.00%, 9/1/2043	250,000	300,896
Series A, 4.63%, 3/1/2043	235,000	240,836
Series A, 5.30%, 7/1/2045	500,000	554,550
Series A, 5.75%, 7/1/2047 (c)	1,000,000	1,098,969

See accompanying notes to financial statements.
49

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
St. Paul, MN, Port Authority Revenue Series 7, AMT 4.50%, 10/1/2037 (c)	$ 255,000	$ 260,771
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	154,317
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	240,398
5.25%, 12/1/2049	340,000	357,525
		10,505,567
MISSISSIPPI — 0.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	219,372
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	320,051
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (b)	300,000	307,169
Mississippi State, Gaming Tax Revenue 5.00%, 10/15/2032	605,000	756,710
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	114,269
Series S, 5.00%, 9/1/2046	400,000	455,260
State of Mississippi Revenue 5.00%, 10/15/2036	500,000	620,676
Warren County, MS, Gulf Opportunity Revenue:
VRN 1.38%, 8/1/2027 (a)	1,100,000	1,135,898
VRN 1.38%, 5/1/2034 (a)	1,350,000	1,394,056
Series A, 5.38%, 12/1/2035	115,000	117,203
		5,440,664
MISSOURI — 0.9%
Boone County, MO, Hospital Revenue:
4.00%, 8/1/2038	150,000	155,536
5.00%, 8/1/2029	70,000	78,771
Cape Coral, FL, Health Facilities Authority Revenue:
3.00%, 3/1/2046	370,000	385,210
4.00%, 3/1/2041	120,000	139,145
4.00%, 3/1/2046	100,000	114,766
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (c)	1,000,000	1,067,796
Security Description	Principal Amount	Value
Jennings, MO, Revenue 5.00%, 11/1/2023	$ 250,000	$ 175,171
Kansas City, MO, Industrial Development Authority Revenue:
AMT 5.00%, 3/1/2031	1,000,000	1,262,881
5.00%, 3/1/2033	760,000	956,465
AMT 5.00%, 3/1/2055 (b)	1,890,000	2,313,948
6.00%, 11/15/2051 (c) (d)	850,000	297,925
Kirkwood, Industrial Development Authority Revenue Series A, 5.25%, 5/15/2050	500,000	560,400
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	730,000	836,031
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	1,091,154
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	435,370
Missouri State, Health & Educational Facilities Authority Revenue Series A, 5.00%, 2/1/2042	115,000	128,755
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	273,333
Missouri, State Health & Educational Facilities Authority Revenue:
3.00%, 11/15/2050	1,500,000	1,581,824
4.25%, 8/1/2035	280,000	301,951
4.25%, 12/1/2042 (c)	450,000	489,410
5.00%, 5/1/2030	100,000	105,664
Series A, 4.00%, 2/15/2049	500,000	574,361
Series A, 5.00%, 2/1/2036	650,000	745,058
Putnam County, MO, General Obligation 5.00%, 9/1/2032	335,000	246,190
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	205,000	220,790
5.00%, 9/1/2038	350,000	397,307
5.00%, 9/1/2042	150,000	154,655
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (b)	245,000	342,475
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	1,029,296

See accompanying notes to financial statements.
50

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	$ 210,000	$ 237,229
		16,698,867
MONTANA — 0.1%
City of Fort Worth MT, General Obligation Series A, 3.90%, 3/1/2031 (a)	680,000	707,463
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	109,208
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	245,405
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	325,000	382,140
		1,444,216
NEBRASKA — 0.2%
Central Plains Energy Project, NE, Gas Project Revenue:
Series A, 5.00%, 9/1/2028	200,000	251,050
Series A, 5.00%, 9/1/2032	1,000,000	1,339,494
Series A, 5.00%, 9/1/2035	1,250,000	1,749,455
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	690,948
		4,030,947
NEVADA — 0.4%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	250,000	297,297
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (c)	60,000	61,087
Series A, 2.75%, 6/15/2028 (c)	150,000	156,228
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	120,000	133,050
Clark County, NV, Department of Aviation Revenue Series A, 5.00%, 7/1/2025	165,000	194,740
Clark County, NV, Passenger Facility Charge Revenue 5.00%, 7/1/2025	120,000	141,629
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (c)	1,000,000	172,485
State of Nevada Department of Business & Industry Revenue:
5.75%, 2/15/2038 (c)	1,095,000	1,036,648
AMT 5.88%, 12/15/2027 (c)	705,903	718,696
Security Description	Principal Amount	Value
AMT 6.25%, 12/15/2037 (c)	$ 2,280,000	$ 2,288,296
6.95%, 2/15/2038 (c)	1,000,000	1,038,475
Series A, 4.50%, 12/15/2029 (c)	855,000	952,573
Series A, 5.00%, 12/15/2038 (c)	750,000	838,264
		8,029,468
NEW HAMPSHIRE — 0.4%
National Finance Authority, NH, Revenue:
4.88%, 11/1/2042 (c)	1,855,000	1,965,656
Series A, VRN 3.63%, 7/1/2043 (a) (c)	2,960,000	3,160,359
Series B, AMT, VRN 3.75%, 7/1/2045 (a) (c)	1,450,000	1,554,521
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (c) (d)	350,000	259,000
		6,939,536
NEW JERSEY — 6.9%
Bayonne, NJ, Redevelopment Agency Revenue Series A, AMT 5.38%, 11/1/2035	465,000	465,054
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	538,398
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	120,000	126,003
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (b)	100,000	98,243
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, AMT 5.00%, 12/1/2024	540,000	569,374
New Jersey, Economic Development Authority Revenue:
4.00%, 6/15/2037	660,000	783,864
4.00%, 6/15/2050	210,000	243,820
4.13%, 7/1/2030	110,000	114,671
4.25%, 6/15/2027	635,000	650,234
4.38%, 1/1/2024	565,000	578,344
5.00%, 6/15/2024	100,000	103,789
5.00%, 3/1/2026	495,000	510,301
5.00%, 6/15/2027	500,000	616,727
5.00%, 10/1/2037	100,000	117,726
5.00%, 6/15/2040	715,000	798,548
5.00%, 11/1/2044	500,000	618,585

See accompanying notes to financial statements.
51

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
AMT 5.13%, 9/15/2023	$ 770,000	$ 813,891
AMT 5.13%, 1/1/2039 (b)	720,000	804,640
AMT 5.25%, 9/15/2029	50,000	52,861
5.25%, 1/1/2044	750,000	771,567
AMT 5.75%, 9/15/2027	5,835,000	6,083,151
7.10%, 11/1/2031 (f)	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	590,126
Series A, 4.00%, 11/1/2027	525,000	621,287
Series A, 5.00%, 7/1/2033	1,225,000	1,454,305
Series A, 5.00%, 6/1/2036	390,000	439,621
Series A, 5.00%, 6/15/2047	510,000	614,840
Series A, 5.50%, 6/15/2031	500,000	618,184
Series AAA, 4.13%, 6/15/2025	365,000	414,912
Series AAA, 5.00%, 6/15/2036	300,000	359,922
Series AAA, 5.00%, 6/15/2041	500,000	597,354
Series B, Zero Coupon, 7/1/2027 (b)	160,000	148,878
Series B, AMT 5.63%, 11/15/2030	1,000,000	1,121,726
Series BBB, 4.75%, 6/15/2031	665,000	782,725
Series BBB, 5.50%, 6/15/2031	900,000	1,112,732
Series B-REMK 10, 5.00%, 6/15/2043	920,000	1,130,480
Series C, 4.00%, 6/15/2047	155,000	174,187
Series C, 5.00%, 6/15/2047	365,000	440,033
Series DDD, 5.00%, 6/15/2030	540,000	655,027
Series EEE, 5.00%, 6/15/2038	1,205,000	1,494,578
Series K, 5.25%, 12/15/2021 (b)	100,000	102,252
Series MMM, 4.00%, 6/15/2036	335,000	393,232
Series N-1, 5.50%, 9/1/2023 (b)	100,000	111,354
Series NN, 5.00%, 3/1/2024	1,130,000	1,217,849
Series NN, 5.00%, 3/1/2025	310,000	334,098
Series NN, 5.00%, 3/1/2027	100,000	107,621
Series NN, 5.00%, 3/1/2028	505,000	543,206
Series NN, 5.00%, 3/1/2030	505,000	541,532
Series PP, 5.00%, 6/15/2025	100,000	113,275
Series PP, 5.00%, 6/15/2031	245,000	275,804
Series UU, 5.00%, 6/15/2034	355,000	398,667
Series WW, 5.00%, 6/15/2035	500,000	581,318
Series WW, 5.00%, 6/15/2036	240,000	278,694
Series WW, 5.00%, 6/15/2037	390,000	452,304
Series XX, 4.25%, 6/15/2026	1,975,000	2,248,217
Series XX, 4.38%, 6/15/2027	175,000	199,035
Security Description	Principal Amount	Value
Series XX, 5.00%, 6/15/2025	$ 1,450,000	$ 1,697,746
Series XX, 5.00%, 6/15/2026	880,000	1,028,771
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	133,718
3.50%, 7/1/2031	215,000	233,337
Series A, 3.00%, 7/1/2050	655,000	687,835
Series B, 5.00%, 9/1/2036	300,000	356,716
Series B, 5.50%, 9/1/2032	150,000	183,405
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	193,246
5.00%, 10/1/2026	500,000	607,104
5.00%, 9/15/2027	170,000	185,813
5.00%, 10/1/2027	905,000	1,124,169
5.00%, 10/1/2028	100,000	124,915
5.75%, 7/1/2037	970,000	973,211
New Jersey, Transportation Trust Fund Authority Revenue:
3.75%, 6/15/2033	500,000	568,001
5.00%, 6/15/2028	900,000	1,073,634
5.00%, 6/15/2045	2,250,000	2,836,122
5.00%, 6/15/2050	500,000	608,974
5.25%, 6/15/2043	500,000	623,101
Series A, , 12/15/2025	1,610,000	1,524,613
Series A, Zero Coupon, 12/15/2027	820,000	741,823
Series A, Zero Coupon, 12/15/2028	100,000	88,110
Series A, Zero Coupon, 12/15/2029	900,000	770,432
Series A, Zero Coupon, 12/15/2030	265,000	220,341
Series A, Zero Coupon, 12/15/2033	285,000	217,086
Series A, Zero Coupon, 12/15/2035	615,000	441,094
Series A, 4.00%, 12/15/2031	1,315,000	1,559,227
Series A, 5.00%, 6/15/2024	120,000	136,111
Series A, 5.00%, 12/15/2024	270,000	311,778
Series A, 5.00%, 12/15/2025	250,000	297,621
Series A, 5.00%, 12/15/2028	100,000	127,166
Series A, 5.00%, 6/15/2029	175,000	207,682
Series A, 5.00%, 12/15/2029	350,000	442,623
Series A, 5.00%, 6/15/2031	505,000	594,848
Series A, 5.00%, 12/15/2035	1,000,000	1,247,088
Series A, 5.50%, 12/15/2023	1,435,000	1,616,172
Series A, 5.75%, 6/15/2023 (b)	165,000	182,848
Series -A, Zero Coupon, 12/15/2032	1,090,000	855,316
Series -A, Zero Coupon, 12/15/2038	140,000	91,268
Series AA, 3.25%, 6/15/2038	435,000	447,157
Series AA, 4.00%, 6/15/2036	400,000	476,041

See accompanying notes to financial statements.
52

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series AA, 4.00%, 6/15/2037	$ 250,000	$ 296,918
Series AA, 4.00%, 6/15/2039	1,000,000	1,183,133
Series AA, 4.00%, 6/15/2040	1,000,000	1,181,168
Series AA, 4.00%, 6/15/2050	5,900,000	6,850,196
Series AA, 4.75%, 6/15/2035	260,000	292,555
Series AA, 4.75%, 6/15/2038	185,000	207,383
Series AA, 5.00%, 6/15/2024	100,000	109,067
Series AA, 5.00%, 6/15/2025	130,000	152,301
Series AA, 5.00%, 6/15/2026	350,000	396,429
Series AA, 5.00%, 6/15/2029	150,000	156,732
Series AA, 5.00%, 6/15/2033	150,000	156,732
Series AA, 5.00%, 6/15/2036	1,305,000	1,410,872
Series AA, 5.00%, 6/15/2038	730,000	795,177
Series AA, 5.00%, 6/15/2044	780,000	868,197
Series AA, 5.25%, 6/15/2029	90,000	105,976
Series AA, 5.25%, 6/15/2030	280,000	304,935
Series AA, 5.25%, 6/15/2031	125,000	147,082
Series AA, 5.25%, 6/15/2033	120,000	130,596
Series AA, 5.25%, 6/15/2041	200,000	232,931
Series B, 3.50%, 6/15/2046	1,395,000	1,505,332
Series B, 4.00%, 6/15/2036	200,000	230,947
Series B, 4.00%, 6/15/2050	1,355,000	1,541,753
Series B, 5.00%, 6/15/2035	2,000,000	2,497,284
Series B, 5.25%, 12/15/2023 (b)	230,000	257,973
Series BB, 4.00%, 6/15/2037	3,700,000	4,262,399
Series BB, 4.00%, 6/15/2044	390,000	445,344
Series C, Zero Coupon, 12/15/2024 (b)	1,130,000	1,094,688
Series C, Zero Coupon, 12/15/2028 (b)	125,000	111,284
Series C-REMK 11/25/14, 5.25%, 6/15/2032	395,000	456,229
Series D, 5.00%, 12/15/2024	645,000	744,803
Series D, 5.25%, 12/15/2023	160,000	179,224
New Jersey, Turnpike Authority Revenue:
Series B, 5.00%, 1/1/2027	655,000	702,389
Series E, 5.00%, 1/1/2034	300,000	345,202
Newark, NJ, Housing Authority Scholarship Foundation Revenue 5.00%, 1/1/2032 (b)	435,000	521,431
South Jersey Transportation Authority Revenue:
5.00%, 11/1/2041 (b)	925,000	1,181,683
Series A, 5.00%, 11/1/2031 (b)	750,000	968,040
South Jersey, NJ, Port Corp. Revenue:
Series B, AMT 5.00%, 1/1/2036	150,000	179,640
Series B, AMT 5.00%, 1/1/2042	750,000	888,743
Series B, AMT 5.00%, 1/1/2048	500,000	587,976
Security Description	Principal Amount	Value
State of New Jersey General Obligation:
2.00%, 6/1/2034	$ 3,825,000	$ 3,792,532
2.00%, 6/1/2036	4,500,000	4,436,008
4.00%, 6/1/2032	180,000	191,818
Series A, 3.00%, 6/1/2032	1,100,000	1,249,335
Series A, 4.00%, 6/1/2031	3,190,000	3,972,394
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, 5.25%, 6/1/2046	5,905,000	7,232,335
Series B, 5.00%, 6/1/2046	6,500,000	7,725,347
		124,245,942
NEW MEXICO — 0.1%
City of Santa Fe NM Retmnt Facilities Rvenue Series A, 5.00%, 5/15/2044	330,000	371,469
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	190,000	195,838
New Mexico Hospital Equipment Loan Council Revenue Series A, 5.00%, 7/1/2049	500,000	574,699
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (c)	574,000	585,986
		1,727,992
NEW YORK — 9.3%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	440,000	212,779
Series A, 3.00%, 7/15/2043 (b)	700,000	716,163
Series A, 5.00%, 7/15/2042	5,000,000	5,853,824
Build NYC Resource Corp., NY, Revenue:
AMT 5.00%, 1/1/2035 (c)	265,000	298,901
5.00%, 11/1/2039	250,000	272,944
5.25%, 11/1/2034	250,000	276,216
5.50%, 11/1/2044	500,000	550,614
Series A, 5.00%, 6/1/2047 (c)	150,000	167,936
Series A1, 5.25%, 6/1/2040 (c)	720,000	749,816
Series A1, 5.50%, 6/1/2055 (c)	610,000	634,509
Series B, 5.00%, 6/1/2055 (c)	1,215,000	1,288,925
Dutchess County, NY, Local Development Corp. Revenue:
5.00%, 7/1/2027	770,000	928,744
Series A, 5.00%, 7/1/2045	725,000	839,702
Series A, 5.00%, 7/1/2051 (c)	800,000	983,408
Series B, 4.00%, 7/1/2044	400,000	464,403
Series B, 4.00%, 7/1/2049	400,000	461,908

See accompanying notes to financial statements.
53

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	$ 175,000	$ 175,251
Series A, 5.00%, 6/1/2045	635,000	635,906
Glen Cove, NY, Local Economic Assistance Corp. Revenue:
5.00%, 1/1/2056	3,500,000	3,876,576
Series B, Zero Coupon, 1/1/2045	2,000,000	783,193
Series C, 5.63%, 1/1/2055	620,000	658,127
Hempstead Town Local Development Corp. Revenue:
5.53%, 2/1/2040	850,000	972,819
Series A, 3.00%, 7/1/2051	1,500,000	1,621,553
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	136,792
Jefferson County Civic Facility Development Corp. Revenue 5.00%, 11/1/2037	1,185,000	1,428,431
Jefferson County, NY, Industrial Development Revenue AMT 5.25%, 1/1/2024 (c)	215,000	209,809
Metropolitan Transportation Authority Revenue:
4.00%, 11/15/2034	500,000	522,313
4.00%, 11/15/2041	2,000,000	2,374,333
Series A-1, 5.00%, 11/15/2040	560,000	636,652
Series A-1-GROUP 1, 5.00%, 11/15/2047	520,000	649,591
Series A-1-GROUP 1, 5.00%, 11/15/2049	3,500,000	4,364,107
Series B, 5.00%, 11/15/2026	115,000	140,519
Series B, 5.00%, 11/15/2037	625,000	742,763
Series B, 5.00%, 11/15/2052	620,000	760,906
Series B, 5.25%, 11/15/2032	1,000,000	1,121,968
Series C, 4.00%, 11/15/2033	205,000	214,406
Series C, 5.00%, 11/15/2032	550,000	620,554
Series C-1, 3.25%, 11/15/2036	290,000	312,399
Series C-1, 4.75%, 11/15/2045	825,000	1,014,707
Series C-1, 5.00%, 11/15/2026	500,000	611,034
Series C-1, 5.00%, 11/15/2031	425,000	494,084
Series C-1, 5.25%, 11/15/2056	450,000	537,218
Series C-2, Zero Coupon, 11/15/2027	715,000	654,656
Series C-2, Zero Coupon, 11/15/2032	300,000	238,583
Series C-2, Zero Coupon, 11/15/2040	1,000,000	622,871
Series C-GROUP 2, 4.00%, 11/15/2045 (b)	1,400,000	1,640,658
Security Description	Principal Amount	Value
Series D, 3.00%, 11/15/2032	$ 215,000	$ 228,726
Series D, 4.00%, 11/15/2032	550,000	575,008
Series D, 4.00%, 11/15/2042	275,000	315,946
Series D, 5.00%, 11/15/2039	585,000	656,950
Series D-3, 4.00%, 11/15/2049	785,000	911,635
Series E, 5.00%, 11/15/2038	1,000,000	1,088,674
Series F, 5.00%, 11/15/2021	100,000	101,722
Monroe County, PA, Industrial Development Corp. Revenue:
3.00%, 12/1/2040	850,000	895,735
5.00%, 1/1/2040	590,000	671,198
MTA Hudson Rail Yards Trust Obligations Revenue Series A, 5.00%, 11/15/2056	660,000	711,543
Nassau County Local Economic Assistance Corp. 5.00%, 7/1/2027	200,000	207,330
Nassau County, NY, General Obligation 5.00%, 4/1/2028	550,000	620,830
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	627,978
Series A-3, 5.00%, 6/1/2035	2,385,000	2,422,167
Series A-3, 5.13%, 6/1/2046	635,000	648,981
New York City Industrial Development Agency Revenue:
Zero Coupon, 3/1/2033 (b)	530,000	419,392
Zero Coupon, 3/1/2045 (b)	575,000	310,828
4.00%, 3/1/2045	750,000	857,025
Series A, 5.00%, 1/1/2028 (b)	500,000	629,314
New York City, Housing Development Corp. Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	102,164
New York City, NY, Industrial Development Agency Revenue:
Zero Coupon, 3/1/2036 (b)	340,000	246,268
5.50%, 7/1/2035 (b)	235,000	305,289
5.75%, 10/1/2037 (d)	1,000,000	820,000
Series A, AMT 5.00%, 7/1/2022	690,000	724,338
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,564,973
Series A, 5.00%, 6/1/2045	885,000	894,203
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, Zero Coupon, 6/1/2055	10,000,000	1,018,620
New York County, NY, Counties Tobacco Trust VI Revenue:
2.45%, 6/1/2042	620,000	618,972
3.75%, 6/1/2045	225,000	230,272

See accompanying notes to financial statements.
54

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 6/1/2045	$ 930,000	$ 1,015,703
New York State Dormitory Authority Revenue:
4.00%, 8/1/2036	985,000	1,133,987
4.00%, 9/1/2050	500,000	573,697
5.00%, 7/1/2026	1,000,000	1,178,498
5.00%, 10/1/2026	165,000	201,410
5.25%, 7/1/2031 (b)	265,000	313,939
Series A, 4.00%, 11/1/2026	360,000	361,941
Series A, 4.00%, 7/1/2034	885,000	1,091,697
Series A, 5.00%, 7/1/2029	1,340,000	1,618,147
Series A, 5.00%, 8/1/2032	130,000	161,016
Series A, 5.00%, 7/1/2034	615,000	718,842
Series A, 5.00%, 7/1/2036	500,000	595,748
New York State Environmental Facilities Corp. Revenue VRN 2.75%, 9/1/2050 (a)	1,475,000	1,558,840
New York State, Convention Center Development Corp. Revenue Series B, Zero Coupon, 11/15/2036	235,000	169,645
New York State, Dormitory Authority Revenue:
5.00%, 8/1/2034	915,000	1,127,982
Series A, 4.25%, 5/1/2042	285,000	295,338
Series A, 5.15%, 7/1/2024 (b)	500,000	546,679
Series A, 5.50%, 1/1/2039	400,000	444,481
Series A, 5.50%, 1/1/2044	850,000	939,791
New York State, Liberty Development Corp. Revenue:
7.25%, 11/15/2044 (c)	2,815,000	3,160,944
Series 1, 5.00%, 11/15/2044 (c)	6,275,000	6,948,033
Series 2, 5.00%, 9/15/2043	150,000	154,588
Series 2, 5.38%, 11/15/2040 (c)	2,095,000	2,363,677
New York State, Thruway Authority Revenue:
Series B, 4.00%, 1/1/2045 (b)	1,000,000	1,177,244
Series L, 5.00%, 1/1/2033	610,000	757,913
Series N, 3.00%, 1/1/2049	510,000	544,140
New York State, Transportation Development Corp. Revenue:
AMT 2.25%, 8/1/2026	400,000	410,262
AMT 3.00%, 8/1/2031	330,000	349,758
AMT 4.00%, 10/1/2030	1,000,000	1,208,379
4.38%, 10/1/2045	8,410,000	10,102,912
AMT 5.00%, 8/1/2021	1,000,000	1,003,780
AMT 5.00%, 1/1/2023	875,000	933,419
AMT 5.00%, 8/1/2026	2,790,000	2,800,093
AMT 5.00%, 1/1/2027	350,000	426,290
5.00%, 1/1/2028	275,000	343,223
AMT 5.00%, 1/1/2029	120,000	148,765
AMT 5.00%, 1/1/2030	365,000	450,891
AMT 5.00%, 1/1/2031	530,000	652,494
Security Description	Principal Amount	Value
AMT 5.00%, 8/1/2031	$ 3,930,000	$ 3,943,955
AMT 5.00%, 1/1/2032	2,000,000	2,455,722
5.00%, 10/1/2035	5,875,000	7,614,763
AMT 5.00%, 1/1/2036	5,500,000	6,699,482
AMT 5.00%, 10/1/2040	1,035,000	1,319,996
AMT 5.00%, 7/1/2046	1,500,000	1,685,361
AMT 5.25%, 8/1/2031	1,475,000	1,776,071
AMT 5.38%, 8/1/2036	740,000	948,556
Series A, AMT 4.00%, 7/1/2037 (b)	100,000	109,561
Series A, AMT 4.00%, 12/1/2039	1,675,000	1,986,805
Series A, AMT 4.00%, 12/1/2042	1,505,000	1,772,618
Series A, AMT 5.00%, 7/1/2030	170,000	192,102
Series A, AMT 5.00%, 12/1/2037	1,270,000	1,633,505
Series A, AMT 5.00%, 7/1/2041	515,000	579,234
Polk County, OR, Hospital Facility Authority Revenue:
AMT 4.00%, 11/1/2059	610,000	703,822
5.00%, 10/15/2033	515,000	611,254
Series 222, 4.00%, 7/15/2037	1,700,000	2,047,187
Port Authority of New York & New Jersey Revenue:
Series 221, AMT 4.00%, 7/15/2045	960,000	1,129,584
Series 223, AMT 4.00%, 7/15/2046	1,350,000	1,606,851
Series 223, AMT 5.00%, 7/15/2056	975,000	1,237,003
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	385,000	399,745
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	500,000	513,836
Syracuse, NY, Industrial Development Agency Revenue:
AMT 5.00%, 1/1/2030	150,000	151,381
AMT 5.00%, 1/1/2031	2,070,000	2,079,919
AMT 5.00%, 1/1/2032	100,000	100,359
AMT 5.00%, 1/1/2033	150,000	150,419
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2029	535,000	657,094
Series B, 5.00%, 6/1/2045	6,525,000	7,234,662
Series B, 5.00%, 6/1/2048	2,950,000	3,253,984
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	337,000	374,117
Westchester County, NY, Industrial Development Agency Revenue AMT 7.00%, 6/1/2046 (c)	700,000	754,417

See accompanying notes to financial statements.
55

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	$ 275,000	$ 290,093
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	190,041
		167,087,337
NORTH CAROLINA — 0.3%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	112,269
North Carolina State, Medical Care Commission Revenue:
4.00%, 3/1/2051	1,500,000	1,639,315
5.00%, 7/1/2045	500,000	539,557
Series A, 4.00%, 7/1/2044	500,000	527,665
Series A, 5.00%, 7/1/2044	500,000	561,259
North Carolina Turnpike Authority Revenue 5.00%, 2/1/2024	875,000	978,791
North Carolina, Department of Transportation Revenue:
AMT 5.00%, 12/31/2037	250,000	278,582
AMT 5.00%, 6/30/2054	575,000	632,605
		5,270,043
NORTH DAKOTA — 0.0% (g)
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	135,000	132,533
OHIO — 4.9%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2-CLASS 1, 5.00%, 6/1/2035	540,000	702,423
Series B-, Zero Coupon, 6/1/2057	17,500,000	2,864,780
Series B-2, 5.00%, 6/1/2055	50,920,000	59,482,600
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	345,249
City of Cleveland OH Revenue AMT 5.38%, 9/15/2027	1,310,000	1,314,995
County of Hamilton, OH, Health Care Revenue:
3.75%, 8/15/2050	750,000	842,416
5.00%, 1/1/2051	750,000	829,288
County of Licking, OH, Health Care Revenue Series A, 5.88%, 7/1/2035	250,000	183,614
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	390,000	404,307
County of Wood OH, Revenue 5.00%, 12/1/2042	160,000	167,565
Security Description	Principal Amount	Value
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	$ 250,000	$ 301,190
5.00%, 2/15/2042	200,000	232,945
5.00%, 2/15/2057	200,000	230,619
5.25%, 2/15/2047	100,000	117,490
5.50%, 2/15/2052	785,000	932,292
5.50%, 2/15/2057	1,500,000	1,777,940
Franklin County Convention Facilities Authority Revenue:
5.00%, 12/1/2034	1,010,000	1,222,139
5.00%, 12/1/2051	1,060,000	1,246,982
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (c) (d)	550,000	195,250
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	200,000	146,838
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (b)	600,000	680,984
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (c)	500,000	241,207
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,042,893
5.00%, 2/15/2044	200,000	207,536
Ohio Air Quality Development Authority Revenue:
AMT, VRN 2.50%, 11/1/2042 (a)	1,750,000	1,936,014
2.60%, 6/1/2041 (a)	200,000	212,434
3.25%, 9/1/2029	3,000,000	3,284,343
Ohio State, Air Quality Development Authority Revenue:
AMT 4.25%, 1/15/2038 (c)	215,000	248,922
5.00%, 7/1/2049 (c)	2,270,000	2,583,759
AMT 6.75%, 6/1/2024	700,000	717,227
Ohio State, Higher Educational Facility Commission Revenue:
3.25%, 12/1/2036	100,000	107,572
5.00%, 12/1/2050	1,000,000	1,169,770
Ohio State, Turnpike Commission Revenue Series A-2, Zero Coupon, 2/15/2037	290,000	206,780
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	251,465
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	488,009

See accompanying notes to financial statements.
56

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	$ 245,000	$ 253,200
5.00%, 12/1/2043	250,000	266,103
5.50%, 12/1/2043	400,000	435,600
5.75%, 12/1/2032	200,000	210,123
6.00%, 12/1/2042	550,000	576,521
		88,661,384
OKLAHOMA — 0.9%
Norman, OK, Regional Hospital Authority 3.25%, 9/1/2039	555,000	607,557
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	117,849
Series A, 5.00%, 8/1/2047	935,000	93,500
Series B, 5.00%, 8/15/2028	400,000	497,644
Series B, 5.00%, 8/15/2038	350,000	424,349
Series B, 5.25%, 8/15/2043	3,105,000	3,813,078
Series B, 5.25%, 8/15/2048	2,250,000	2,749,910
Series B, 5.50%, 8/15/2052	1,000,000	1,235,846
Series B, 5.50%, 8/15/2057	3,195,000	3,938,965
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (d)	199,640	998
Series A, 6.88%, 11/1/2046 (d)	33,273	166
Tulsa, OK, Airports Improvement Trust Revenue:
AMT, VRN 5.00%, 6/1/2035 (a)	1,000,000	1,129,804
Series B-REMK-06/11/13, AMT 5.50%, 12/1/2035	700,000	756,007
		15,365,673
OREGON — 0.5%
Multnomah County, OR, Hospital Facilities Authority Revenue Series A, 5.50%, 10/1/2049	1,000,000	1,077,075
Oregon State, Business Development Commission Revenue:
Series A, AMT 6.50%, 4/1/2031 (c) (d)	2,000,000	430,000
Series D, AMT 6.50%, 4/1/2031 (c) (d)	750,000	161,250
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,702,241
Port of Portland OR Airport Revenue:
Series TWENTY-SEVEN-A, AMT 4.00%, 7/1/2050	1,000,000	1,155,224
Series TWENTY-SEVEN-A, AMT 5.00%, 7/1/2038	605,000	768,803
Security Description	Principal Amount	Value
Yamhill County Hospital Authority Revenue:
5.00%, 11/15/2036	$ 300,000	$ 332,702
Series A, 5.00%, 11/15/2046	640,000	749,732
Series A, 5.00%, 11/15/2051	2,200,000	2,565,908
Series A, 5.00%, 11/15/2056	500,000	578,432
		9,521,367
PENNSYLVANIA — 5.1%
Allegheny County Sanitary Authority Revenue:
4.00%, 6/1/2045	600,000	717,476
5.00%, 12/1/2045	950,000	1,108,166
Allegheny County, PA, Industrial Development Authority Revenue:
4.88%, 11/1/2024	2,025,000	2,209,575
AMT 5.75%, 8/1/2042	250,000	258,549
Series A, 4.00%, 4/1/2037	800,000	916,964
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (c)	1,575,000	1,901,980
5.00%, 5/1/2042 (c)	1,390,000	1,615,886
Berks County, Municipal Authority Revenue:
Series A, 4.25%, 11/1/2041	400,000	400,169
Series A, 5.00%, 2/1/2025	600,000	649,420
Series A, 5.00%, 2/1/2028	1,000,000	1,122,182
Series A, 5.00%, 2/1/2030	400,000	453,289
Series A, 5.00%, 2/1/2031	750,000	839,635
Series A, 5.00%, 2/1/2032	790,000	889,210
Series A, 5.00%, 11/1/2040	1,705,000	1,729,332
Series A, 5.00%, 11/1/2044	285,000	288,791
Series B, 5.00%, 2/1/2040 (a)	550,000	583,435
Berks County, PA, Industrial Development Authority Revenue:
3.75%, 11/1/2042	1,240,000	1,184,497
4.00%, 11/1/2039	200,000	201,692
4.00%, 11/1/2047	785,000	777,576
5.00%, 11/1/2025	1,065,000	1,166,105
5.00%, 11/1/2026	500,000	554,678
5.00%, 11/1/2028	2,125,000	2,374,624
5.00%, 11/1/2030	980,000	1,082,996
5.00%, 11/1/2034	1,260,000	1,380,318
5.00%, 11/1/2036	400,000	437,073
5.00%, 11/1/2047	2,390,000	2,570,998
5.00%, 11/1/2050	1,080,000	1,159,309
Buckeye, OH, Tobacco Settlement Financing Authority Revenue 3.00%, 8/15/2053	2,375,000	2,475,748
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	414,362

See accompanying notes to financial statements.
57

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Chambersburg Area Municipal Authority Revenue 6.00%, 10/1/2048	$ 500,000	$ 558,877
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	975,000	999,843
City of Philadelphia PA Airport Revenue Series A, 4.00%, 7/1/2039	2,150,000	2,581,299
City of Philadelphia PA Water & Wastewater Revenue 5.00%, 11/1/2045	500,000	646,972
County of Lehigh PA Revenue:
4.00%, 7/1/2049	1,675,000	1,942,320
5.00%, 7/1/2027	155,000	194,129
Cumberland County, PA, Municipal Authority Revenue:
5.00%, 1/1/2038	295,000	329,053
5.25%, 1/1/2032	220,000	225,507
Dauphin County General Authority Revenue:
5.00%, 10/15/2027 (c)	600,000	664,966
Series A, 3.00%, 6/1/2033	750,000	803,201
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	100,000	111,671
4.00%, 8/1/2045	170,000	188,781
5.25%, 10/1/2032	115,000	118,068
Delaware County, PA, Industrial Development Authority Revenue:
Series A, 5.13%, 6/1/2046 (c)	995,000	1,108,712
Series A, 5.25%, 8/15/2030	280,000	280,165
Series A, 6.13%, 8/15/2040	700,000	700,632
Delaware River JT Toll Bridge Commission Revenue 5.00%, 7/1/2042	500,000	606,546
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	495,000	717,549
Doylestown Hospital Authority Revenue Series A, 5.00%, 7/1/2046	110,000	124,178
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	1,300,000	1,379,809
Hazleton Area School District, General Obligation:
Series B, Zero Coupon, 3/1/2024 (b)	100,000	97,082
Series B, Zero Coupon, 3/1/2025 (b)	160,000	152,713
Lancaster County, PA, Hospital Authority Revenue:
5.00%, 4/1/2027	420,000	428,843
Security Description	Principal Amount	Value
5.00%, 3/1/2045	$ 390,000	$ 438,014
5.00%, 12/1/2047	100,000	107,285
5.13%, 7/1/2037	390,000	442,272
5.25%, 7/1/2041	180,000	203,979
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	145,905
4.00%, 11/1/2041	250,000	270,372
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (c)	270,000	280,885
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	250,000	284,326
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2028	500,000	633,499
5.00%, 9/1/2031	325,000	409,800
5.00%, 9/1/2035	300,000	375,155
Series A, 5.00%, 10/1/2026	110,000	121,645
Montgomery County, PA, Industrial Development Authority Revenue:
4.50%, 1/15/2032	1,095,000	1,203,231
5.00%, 11/15/2036	100,000	117,707
5.25%, 1/15/2030	1,500,000	1,709,345
5.25%, 1/1/2040	205,000	221,479
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,140,436
Northampton County, PA, General Purpose Authority Revenue:
5.00%, 8/15/2046	635,000	741,119
5.00%, 8/15/2048	630,000	755,356
Pennsylvania State, Economic Development Financing Authority Revenue:
AMT 5.00%, 6/30/2023	160,000	174,510
AMT 5.00%, 12/31/2028	360,000	427,843
AMT 5.00%, 12/31/2034	400,000	468,224
Series A-1, 10.00%, 12/1/2040 (c)	345,000	374,597
Series A-2, AMT 10.00%, 12/1/2040 (c)	345,000	374,597
Series A-RE, 6.40%, 12/1/2038	1,850,000	1,805,081
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	69,720
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	172,507

See accompanying notes to financial statements.
58

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 11/1/2027	$ 880,000	$ 911,873
5.00%, 5/1/2035	150,000	176,255
5.00%, 11/1/2036	980,000	1,117,527
5.00%, 5/1/2037	2,000,000	2,066,297
5.00%, 5/1/2042	500,000	515,576
5.00%, 11/1/2042	140,000	143,620
Series A, 5.00%, 5/1/2039 (b)	495,000	638,848
Series A, 5.00%, 9/1/2045	280,000	318,386
Pennsylvania, Turnpike Commission Highway Revenue:
3.00%, 12/1/2042	1,500,000	1,608,720
5.00%, 6/1/2030	395,000	467,623
5.00%, 12/1/2036	600,000	711,320
Series A, 4.00%, 12/1/2049 (b)	905,000	1,059,457
Series A-1, 5.00%, 12/1/2037	380,000	471,341
Series A-2, 5.00%, 12/1/2028	500,000	605,934
Series B-2, 1.00%, 12/1/2037	1,610,000	1,703,073
Series C, 6.25%, 6/1/2033 (b)	365,000	458,713
Series E, 6.00%, 12/1/2030	1,075,000	1,406,580
Pennsylvania, Turnpike Commission Revenue:
Series A, 4.00%, 12/1/2049	1,395,000	1,621,262
Series B-1, 5.00%, 6/1/2037	345,000	419,247
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	327,388
5.00%, 6/15/2050	500,000	549,158
5.38%, 6/15/2050 (c)	570,000	617,376
8.20%, 12/1/2043	330,000	368,279
Series A, 4.00%, 9/1/2047	385,000	430,220
Series A, 5.00%, 9/1/2042	1,200,000	1,432,578
Philadelphia, PA, General Obligation:
5.00%, 8/1/2031	1,000,000	1,231,656
Series A, 5.00%, 7/15/2038	100,000	110,624
Series B, 5.00%, 8/1/2033	110,000	128,922
Series B, 5.00%, 2/1/2037	775,000	985,609
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	378,557
5.00%, 7/1/2031	845,000	987,942
5.00%, 7/1/2032	1,610,000	1,879,751
Series A, 5.63%, 7/1/2042	430,000	449,089
Philadelphia, PA, School District General Obligation Series A, 5.00%, 6/1/2034 (b)	585,000	843,681
Redevelopment Authority of The County of Washington 5.00%, 7/1/2028	400,000	436,948
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	404,344
Security Description	Principal Amount	Value
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	$ 195,000	$ 200,654
Sports & Exhibition Authority of Pittsburgh and Allegheny County Revenue 5.00%, 2/1/2030 (b)	1,925,000	2,503,761
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	166,899
		90,748,928
PUERTO RICO — 10.2%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	739,288
5.63%, 5/15/2043	3,790,000	3,812,348
Series A, Zero Coupon, 5/15/2050	8,000,000	1,263,618
Series A, Zero Coupon, 5/15/2057	120,000,000	8,191,116
Series B, Zero Coupon, 5/15/2057	13,200,000	695,665
Commonwealth of Puerto Rico, General Obligation Series A, 5.00%, 7/1/2035 (b)	720,000	743,178
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.00%, 7/1/2022	100,000	104,101
Series A, 4.25%, 7/1/2025	1,070,000	1,117,059
Series A, 5.00%, 7/1/2021	100,000	100,000
Series A, 5.00%, 7/1/2033	3,045,000	3,206,056
Series A, 5.13%, 7/1/2037	3,440,000	3,627,058
Series A, 5.25%, 7/1/2029	1,250,000	1,319,828
Series A, 5.25%, 7/1/2042	3,995,000	4,218,161
Series A, 5.75%, 7/1/2037	2,350,000	2,495,238
Series A, 6.00%, 7/1/2047	2,665,000	2,837,556
Series A, 6.13%, 7/1/2024	315,000	346,292
Puerto Rico Convention Center District Authority Revenue:
Series A, 4.50%, 7/1/2036 (b)	350,000	357,080
Series A, 5.00%, 7/1/2031 (b)	165,000	169,271
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (b)	120,000	125,431
Series RR, 5.00%, 7/1/2026 (b)	140,000	140,193
Series V V, 5.25%, 7/1/2025 (b)	710,000	755,833
Series V V, 5.25%, 7/1/2026 (b)	795,000	851,519
Series V V, 5.25%, 7/1/2027 (b)	920,000	1,071,156
Series V V, 5.25%, 7/1/2034 (b)	770,000	829,288

See accompanying notes to financial statements.
59

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, 5.25%, 7/1/2033 (b)	$ 120,000	$ 135,104
Series N, 5.25%, 7/1/2034 (b)	345,000	384,897
Series N, 5.25%, 7/1/2036 (b)	850,000	924,470
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 10/1/2042	515,000	522,725
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	200,000	199,763
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (b)	505,000	518,793
Series A, 6.00%, 7/1/2033	100,000	100,308
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033 (b)	100,000	47,859
Series A, Zero Coupon, 7/1/2036 (b)	155,000	79,966
Series A, Zero Coupon, 7/1/2043 (b)	710,000	256,079
Series C, 5.50%, 7/1/2025 (b)	425,000	457,802
Series C, 5.50%, 7/1/2026 (b)	480,000	521,429
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	411,000	394,753
Series A-1, Zero Coupon, 7/1/2027	669,000	612,449
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,989,422
Series A-1, Zero Coupon, 7/1/2031	10,356,000	8,348,647
Series A-1, Zero Coupon, 7/1/2033	6,703,000	5,033,423
Series A-1, Zero Coupon, 7/1/2046	26,560,000	8,734,538
Series A-1, Zero Coupon, 7/1/2051	70,710,000	16,843,193
Series A-1, 4.50%, 7/1/2034	2,065,000	2,287,280
Series A-1, 4.55%, 7/1/2040	2,730,000	3,100,305
Series A-1, 4.75%, 7/1/2053	24,300,000	27,605,736
Series A-1, 5.00%, 7/1/2058	27,458,000	31,648,555
Series A-2, 4.33%, 7/1/2040	9,352,000	10,481,811
Security Description	Principal Amount	Value
Series A-2, 4.54%, 7/1/2053	$ 4,058,000	$ 4,554,698
Series A-2, 4.55%, 7/1/2040	100,000	102,996
Series A-2, 4.78%, 7/1/2058	8,224,000	9,366,105
Series A-2-, 4.33%, 7/1/2040	8,179,000	9,167,102
		183,536,541
RHODE ISLAND — 0.0% (g)
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Zero Coupon, 6/1/2052	630,000	103,496
Series B, Zero Coupon, 6/1/2052	5,000,000	774,571
		878,067
SOUTH CAROLINA — 0.5%
South Carolina State, Jobs - Economic Development Authority Revenue:
5.00%, 11/1/2037	500,000	557,151
5.25%, 11/15/2047	1,750,000	1,928,095
Series A, 7.00%, 11/1/2033	270,000	303,153
Series S, 3.00%, 8/15/2038	1,035,000	1,064,403
Series S, 5.25%, 8/15/2033	100,000	116,505
South Carolina State, Ports Authority Revenue:
AMT 4.00%, 7/1/2040	245,000	267,987
AMT 5.25%, 7/1/2055	600,000	712,388
Series B, AMT 4.00%, 7/1/2049	1,000,000	1,144,396
South Carolina State, Public Service Authority Revenue:
Series A, 4.00%, 12/1/2034	410,000	491,467
Series A, 5.00%, 12/1/2055	255,000	293,340
Series B, 4.00%, 12/1/2056	360,000	404,687
Series B, 5.13%, 12/1/2043	660,000	731,629
Series C, 5.00%, 12/1/2046	155,000	176,666
Series E, 5.25%, 12/1/2055	305,000	359,858
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	213,487
		8,765,212
SOUTH DAKOTA — 0.0% (g)
County of Lincoln SD Revenue 4.00%, 8/1/2041	250,000	285,586
South Dakota Health & Educational Facilities Authority Revenue:
5.00%, 9/1/2028	100,000	122,697
5.00%, 9/1/2032	215,000	258,771
		667,054

See accompanying notes to financial statements.
60

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
TENNESSEE — 1.0%
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (c)	$ 400,000	$ 390,003
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Series A-, 3.25%, 8/1/2044	305,000	327,957
Series A-, 4.00%, 8/1/2036	1,000,000	1,165,436
Series A-, 4.00%, 8/1/2037	1,080,000	1,255,532
Series A-, 5.00%, 8/1/2044	550,000	683,348
Series A-, 5.00%, 8/1/2049	1,000,000	1,229,973
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	744,580
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	283,200
Memphis-Shelby County Airport Authority Revenue Series A, AMT 5.00%, 7/1/2049	2,000,000	2,540,314
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	101,064
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (c)	370,000	222,000
Metropolitan Nashville, TN, Airport Authority Revenue:
Series A, 4.00%, 7/1/2054	500,000	583,435
Series B, AMT 5.00%, 7/1/2043	100,000	115,314
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (c)	430,000	496,821
Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
5.00%, 5/1/2029	535,000	646,154
Series A, 5.50%, 9/1/2047	400,000	361,719
Tennergy Corp/TN 4.00%, 12/1/2051 (a)	3,000,000	3,599,306
Tennessee State, Energy Acquisition Corp., Gas Revenue:
VRN 4.00%, 11/1/2049 (a)	1,615,000	1,828,026
Series C, 5.00%, 2/1/2024	100,000	111,287
Security Description	Principal Amount	Value
Series C, 5.00%, 2/1/2027	$ 830,000	$ 999,409
		17,684,878
TEXAS — 4.8%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 4.00%, 8/15/2041	610,000	671,590
Series A, 4.00%, 8/15/2046	860,000	940,490
Series A, 5.00%, 6/15/2046	225,000	225,572
Series A, 5.00%, 8/15/2048	15,000	16,507
Austin Convention Enterprises, Inc., TX, Convention Center Revenue:
Series A, 5.00%, 1/1/2034	400,000	449,983
Series B, 5.00%, 1/1/2032	1,840,000	1,978,702
Series B, 5.00%, 1/1/2034	300,000	321,560
Central Texas Regional Mobility Authority Revenue:
3.38%, 1/1/2041	2,445,000	2,610,477
4.00%, 1/1/2041	200,000	238,032
4.00%, 1/1/2051	300,000	350,894
5.00%, 1/1/2032	1,150,000	1,537,314
5.00%, 1/1/2036	1,040,000	1,361,987
5.00%, 1/1/2046	500,000	638,708
Series G, 4.00%, 1/1/2045	1,150,000	1,332,181
Series G, 4.00%, 1/1/2050	2,000,000	2,306,454
City of Austin TX Airport System Revenue:
Series B, AMT 5.00%, 11/15/2037	560,000	713,755
Series B, AMT 5.00%, 11/15/2048	1,000,000	1,251,234
City of Fort Worth TX, General Obligation 5.00%, 3/1/2028	100,000	103,095
Clifton Higher Education Finance Corp. Revenue:
Series D, 5.25%, 8/15/2027	530,000	622,084
Series D, 5.25%, 8/15/2028	1,000,000	1,168,001
Series D, 6.13%, 8/15/2048	3,010,000	3,514,140
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	118,441
Series A, 4.35%, 12/1/2042	290,000	299,221
County of Bexar TX Revenue:
3.75%, 8/15/2041 (b)	700,000	741,840
5.00%, 8/15/2039	650,000	680,177
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (c)	500,000	518,319
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	300,000	333,565
Series A-REF, 5.25%, 9/1/2029	335,000	378,596

See accompanying notes to financial statements.
61

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	$ 200,000	$ 221,208
4.00%, 8/15/2038	200,000	220,424
5.00%, 8/15/2037	200,000	235,311
Grand Parkway Transportation Corp. Revenue:
4.00%, 10/1/2038	715,000	858,639
4.00%, 10/1/2049	1,085,000	1,273,108
Gulf Coast, TX, Industrial Development Authority Revenue AMT 4.88%, 5/1/2025	650,000	665,264
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/2027	890,000	1,099,909
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	124,652
Harris County-Houston, TX, Sports Authority Revenue:
Series H, Zero Coupon, 11/15/2036 (b)	105,000	55,698
Series H, Zero Coupon, 11/15/2040 (b)	420,000	171,675
Series H, 0.00%, 11/15/2041 (b)	1,065,000	408,264
Houston, TX, Airport System Revenue:
AMT 5.00%, 7/15/2027	2,500,000	2,985,020
Series A, AMT 5.00%, 7/1/2024	100,000	100,000
Series A, AMT 5.00%, 7/1/2027	610,000	727,820
Series A, AMT 6.50%, 7/15/2030	300,000	301,976
Series B-1, AMT 5.00%, 7/15/2035	3,000,000	3,335,206
Series C, AMT 5.00%, 7/15/2027	1,500,000	1,790,987
Series D, 5.00%, 7/1/2029	115,000	146,293
Series D, 5.00%, 7/1/2035	500,000	629,555
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	60,000	61,353
Lower Colorado, TX, River Authority Revenue:
5.00%, 5/15/2039	805,000	868,328
5.00%, 5/15/2040	500,000	643,421
5.00%, 5/15/2041	810,000	1,039,835
5.00%, 5/15/2046	1,100,000	1,398,928
5.00%, 5/15/2051	2,400,000	3,034,288
Security Description	Principal Amount	Value
Matagorda County, TX, Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (b)	$ 495,000	$ 601,988
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,600,000	1,248,000
Mission, TX, Economic Development Corp. Revenue:
AMT 4.63%, 10/1/2031 (c)	3,000,000	3,174,147
AMT 7.75%, 1/1/2045 (c) (d)	923,652	73,892
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	850,000	933,578
5.00%, 11/15/2036	1,100,000	1,202,524
5.00%, 1/1/2047	500,000	539,839
5.00%, 7/1/2051	885,000	923,505
5.50%, 1/1/2049	1,000,000	1,045,845
Series A, 5.00%, 7/1/2047	1,000,000	860,000
Series A, 5.38%, 11/15/2036	500,000	541,435
Series A, 5.50%, 7/1/2045	250,000	311,560
Series A, 5.50%, 7/1/2054	100,000	106,891
New York State, Transportation Development Corp. Revenue Series A, 5.13%, 8/15/2047	1,375,000	1,390,052
North Fort Bend Water Authority System Revenue Series A, 4.00%, 12/15/2040	750,000	899,043
North Texas Tollway Authority Revenue:
Zero Coupon, 1/1/2029 (b)	315,000	284,550
Zero Coupon, 1/1/2030 (b)	1,340,000	1,178,011
4.00%, 1/1/2037	500,000	581,913
4.00%, 1/1/2038	595,000	689,293
Series B, 3.00%, 1/1/2046	2,000,000	2,151,055
Series B, 4.00%, 1/1/2040	450,000	541,768
Series B, 4.00%, 1/1/2041	500,000	599,905
Series I, 6.20%, 1/1/2042 (b)	180,000	216,360
Port of Beaumont Navigation District Revenue AMT 4.00%, 1/1/2050 (c)	1,275,000	1,323,146
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	333,231
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	10,000	11,622
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,113,911
Series A, 8.00%, 11/15/2049	385,000	431,005

See accompanying notes to financial statements.
62

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.75%, 11/15/2044	$ 1,250,000	$ 1,389,640
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	243,649
5.50%, 8/1/2027	150,000	188,265
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	538,504
4.50%, 11/15/2021 (d)	715,000	321,750
5.00%, 10/1/2044	200,000	220,293
5.25%, 11/15/2047	110,000	102,291
5.63%, 11/15/2041 (d)	500,000	225,000
6.38%, 2/15/2041	450,000	369,070
6.75%, 11/15/2047	1,400,000	1,597,979
6.75%, 11/15/2052	300,000	340,746
Series A, 5.00%, 11/15/2037	445,000	517,137
Series B, 4.00%, 11/15/2025	235,000	230,285
Series B, 4.50%, 11/15/2036	190,000	168,457
Series B, 5.00%, 11/15/2046	200,000	229,872
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	215,000	253,331
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
AMT 5.00%, 12/31/2040	780,000	886,672
AMT 5.00%, 12/31/2045	350,000	395,485
5.00%, 12/31/2055	490,000	550,963
6.75%, 6/30/2043	250,000	283,177
7.00%, 12/31/2038	225,000	256,225
Series A, 5.00%, 12/31/2035	830,000	1,055,304
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	559,620
Series C, 5.00%, 8/15/2037	500,000	557,716
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	410,734
6.25%, 9/1/2040	370,000	384,767
6.38%, 9/1/2045	505,000	525,791
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (c) (d)	2,000,000	1,397,190
		85,328,063
U. S. VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority Revenue:
Series A, 4.00%, 7/1/2021	40,000	40,000
Series A, 5.00%, 10/1/2025	410,000	411,023
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2029	$ 2,345,000	$ 2,350,850
Series A, 5.00%, 7/1/2031	1,435,000	1,357,752
Series A, 5.00%, 10/1/2032	415,000	410,881
Series A1, 4.50%, 10/1/2024	295,000	291,564
Series A1, 5.00%, 10/1/2029	100,000	100,250
Series A1, 5.00%, 10/1/2039	345,000	345,861
Series B, 5.00%, 10/1/2024	100,000	100,170
Series B, 5.00%, 10/1/2025	730,000	717,624
Series B, 5.25%, 10/1/2029	895,000	879,040
Series B, 6.63%, 10/1/2029	675,000	680,889
Series B, 6.75%, 10/1/2037	100,000	100,873
Series C, 5.00%, 10/1/2030	1,000,000	993,764
		8,780,541
UTAH — 0.1%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, AMT 8.00%, 12/1/2039 (c) (d)	320,000	273,003
Salt Lake City Corp., Airport Revenue Series A, AMT 5.00%, 7/1/2028	150,000	184,128
Utah Infrastructure Agency Revenue 4.00%, 10/15/2036	1,000,000	1,160,145
		1,617,276
VERMONT — 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue 5.00%, 12/1/2046	835,000	983,432
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,105,086
		2,088,518
VIRGINIA — 1.3%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	105,000	104,995
Arlington County Industrial Development Authority Revenue 5.00%, 7/1/2031	500,000	660,418
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (c)	335,000	356,455
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	52,382

See accompanying notes to financial statements.
63

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
City of Hopewell VA Sewer System Revenue Series A, 5.00%, 7/15/2042	$ 300,000	$ 300,947
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	409,575
Farmville Industrial Development Authority Revenue Series A, 5.00%, 1/1/2059	1,000,000	1,222,858
Hanover County Economic Development Authority Revenue Series A, 4.50%, 7/1/2030	250,000	256,190
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,171,844
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	10,000	10,679
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (c)	975,000	1,031,027
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	859,125
Norfolk, VA, Redevelopment & Housing Authority Revenue:
5.38%, 1/1/2035	250,000	267,599
Series A, 5.00%, 1/1/2049	2,000,000	2,134,976
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (c)	1,950,000	2,150,710
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	175,000	221,283
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,435,000	4,464,255
Series C-1ST SUB, Zero Coupon, 6/1/2047	3,060,000	718,681
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (c)	875,000	964,027
Virginia State, Small Business Financing Authority Revenue:
AMT 5.00%, 7/1/2034	2,500,000	2,558,103
AMT 5.00%, 12/31/2052	335,000	401,550
5.25%, 10/1/2029	1,000,000	1,150,099
Series C, 5.00%, 6/1/2047	1,000,000	1,069,727
Series SR, AMT 5.50%, 1/1/2042	275,000	288,293
		22,825,798
Security Description	Principal Amount	Value
WASHINGTON — 2.1%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Series A, 5.25%, 9/1/2032	$ 500,000	$ 518,118
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	459,336
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	246,954
Port of Seattle, WA, Airport Authority Revenue Series C, AMT 5.00%, 5/1/2031	130,000	156,163
Port of Seattle, WA, Industrial Development Corp. Revenue AMT 5.00%, 4/1/2030	2,000,000	2,135,993
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	200,000	201,935
Washington State Convention Center Public Facilities District Revenue:
4.00%, 7/1/2031	700,000	819,141
4.00%, 7/1/2058	1,000,000	1,102,004
5.00%, 7/1/2032	4,450,000	5,481,053
5.00%, 7/1/2034	300,000	367,750
5.00%, 7/1/2048	940,000	1,122,034
5.00%, 7/1/2058	1,000,000	1,190,865
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (c) (d)	100,000	75,000
7.50%, 1/1/2032 (c)	260,000	195,000
Series S, AMT Zero Coupon, 1/1/2033 (c)	160,000	126,355
Series S, AMT 7.50%, 1/1/2032 (c) (d)	495,000	371,250
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	688,023
4.00%, 7/1/2042	200,000	227,319
5.00%, 9/1/2045	895,000	1,151,954
Series A-, 4.00%, 8/1/2044	2,050,000	2,336,942
Washington State, Housing Finance Commission Revenue:
5.00%, 1/1/2044 (c)	605,000	682,463
5.00%, 7/1/2046 (c)	1,520,000	1,645,428
5.00%, 1/1/2051 (c)	3,000,000	3,385,244
5.00%, 7/1/2051 (c)	1,250,000	1,350,150
5.00%, 1/1/2055 (c)	2,200,000	2,460,752
5.00%, 1/1/2056 (c)	3,750,000	4,216,098
Series A, 5.00%, 1/1/2031 (c)	100,000	111,300

See accompanying notes to financial statements.
64

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2046 (c)	$ 1,000,000	$ 1,089,549
Series A, 5.00%, 1/1/2051 (c)	820,000	891,993
Series A, 5.00%, 7/1/2051 (c)	1,000,000	1,074,913
Series A, 7.00%, 7/1/2045 (c)	1,345,000	1,491,646
Series A, 7.00%, 7/1/2050 (c)	500,000	553,543
		37,926,268
WEST VIRGINIA — 0.3%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	790,953
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	412,013
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (c)	225,000	259,882
Ohio County Development Authority Revenue 5.00%, 9/1/2048	1,000,000	995,514
West Virginia Economic Development Authority Revenue AMT, VRN 5.00%, 7/1/2045 (a)	2,250,000	2,425,497
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	120,000	149,709
		5,033,568
WISCONSIN — 2.3%
Mount Pleasant, WI, Tax Increase Revenue Series A, 5.00%, 4/1/2048	650,000	773,009
Public Finance Authority Revenue:
AMT 4.00%, 8/1/2035	940,000	965,208
5.00%, 9/1/2030 (c)	400,000	437,892
5.00%, 3/1/2037 (c)	625,000	712,520
5.00%, 9/1/2039 (c)	770,000	842,636
5.00%, 1/1/2042 (c)	100,000	109,501
5.00%, 12/1/2055 (c)	2,000,000	2,262,410
5.00%, 1/1/2056 (c)	265,000	286,005
5.25%, 3/1/2035 (c)	750,000	837,370
5.25%, 5/15/2052 (c)	1,300,000	1,431,750
5.88%, 4/1/2045	530,000	608,113
5.88%, 6/15/2047 (c)	800,000	824,502
6.75%, 12/1/2042 (c)	2,000,000	2,320,616
7.00%, 12/1/2050 (c)	3,000,000	3,506,435
Series A, 5.00%, 11/15/2024 (c)	420,000	442,920
Series A, 5.00%, 10/1/2034 (c)	1,355,000	1,661,451
Series A, 5.00%, 6/15/2037 (c)	425,000	447,365
Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2046 (c)	$ 1,000,000	$ 1,035,869
Series A, 5.00%, 6/15/2049 (c)	310,000	331,553
Series A, 5.13%, 6/1/2048 (c)	350,000	388,295
Series A, 5.25%, 3/1/2045 (c)	1,000,000	1,158,101
Series A, 5.25%, 3/1/2055 (c)	1,810,000	2,074,000
Series A, 5.35%, 12/1/2045	1,000,000	1,197,608
Series A, 5.38%, 7/15/2047 (c)	500,000	558,675
Series A, 6.00%, 7/15/2042	250,000	259,555
Series A, 6.50%, 9/1/2048	480,000	444,945
Series A, 6.75%, 8/1/2031 (c)	980,000	1,143,218
Series A-, 5.20%, 6/1/2037	1,000,000	1,057,915
Series A1, 6.25%, 1/1/2038 (c)	500,000	426,509
Series A1, 6.38%, 1/1/2048 (c)	925,000	769,508
Series B, Zero Coupon, 1/1/2060 (c)	4,000,000	349,896
Series B, Zero Coupon, 1/1/2067 (c)	920,000	16,788
Series B, 3.75%, 7/1/2051 (a) (c)	2,075,993	1,453,022
Series S, 6.25%, 10/1/2031 (c)	200,000	206,275
Wisconsin Center District Revenue:
Series C, Zero Coupon, 12/15/2045 (b)	1,500,000	686,823
Series D, Zero Coupon, 12/15/2060 (b)	1,000,000	232,021
Wisconsin Health & Educational Facilities Authority Revenue:
2.83%, 11/1/2028	130,000	130,301
5.00%, 8/1/2032	50,000	53,733
5.00%, 8/1/2037	150,000	160,053
5.00%, 8/1/2039	1,100,000	1,172,386
5.00%, 11/1/2039	1,000,000	1,088,015
5.00%, 11/1/2046	1,250,000	1,346,059
5.00%, 7/1/2048	290,000	301,818
5.50%, 5/1/2034	350,000	356,368
3.50%, 7/1/2040	100,000	108,543
4.00%, 7/1/2046	335,000	371,460
Series A, 4.00%, 7/1/2048	425,000	451,292
Series A, 4.13%, 7/1/2053	595,000	632,646
Series A, 5.00%, 7/1/2038	500,000	546,767
Series A, 5.25%, 8/1/2048	100,000	107,016
Series B, 5.00%, 9/15/2037	590,000	615,523
Series B, 5.00%, 2/15/2042	150,000	172,219
Series B, 5.00%, 9/15/2045	1,000,000	1,039,953
		40,914,431
TOTAL MUNICIPAL BONDS & NOTES (Cost $1,676,841,313)		1,771,300,033

See accompanying notes to financial statements.
65

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (h) (i) (Cost $9,746,897)	9,746,897	$ 9,746,897
TOTAL INVESTMENTS — 99.2% (Cost $1,686,588,210)		1,781,046,930
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		15,018,344
NET ASSETS — 100.0%		$ 1,796,065,274
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.6%
National Public Finance Guaranty Corp.	1.3%
Ambac Financial Group	0.4%
Build America Mutual Assurance Company	0.3%
Assured Guaranty Corp.	0.3%
% of Net Assets
XL Capital Assurance Inc.	0.0%
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.2% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	When-issued security.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2021.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$1,771,300,033	$ 0(a)	$1,771,300,033
Short-Term Investment	9,746,897	—	—	9,746,897
TOTAL INVESTMENTS	$9,746,897	$1,771,300,033	$ 0	$1,781,046,930
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2021.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	638,899	$638,899	$233,692,255	$224,584,257	$—	$—	9,746,897	$9,746,897	$2,133
See accompanying notes to financial statements.
66

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	SPDR Bloomberg Barclays Emerging Markets USD Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$178,154,391	$2,465,770,983	$1,771,300,033
Investments in affiliated issuers, at value	—	90,598,561	9,746,897
Total Investments	178,154,391	2,556,369,544	1,781,046,930
Cash	389,099	14,777,762	—
Receivable for investments sold	1,466,022	6,385,040	—
Receivable for fund shares sold	—	3,063,655	18,207,122
Dividends receivable — affiliated issuers	14	1,980	201
Interest receivable — unaffiliated issuers	2,570,513	2,581,214	19,946,946
Securities lending income receivable — affiliated issuers	—	5,432	—
Receivable from Adviser	—	—	345
Receivable for foreign taxes recoverable	—	11,774	—
TOTAL ASSETS	182,580,039	2,583,196,401	1,819,201,544
LIABILITIES
Payable upon return of securities loaned	—	38,337,395	—
Payable for investments purchased	1,363,458	59,942,589	22,637,745
Payable for fund shares repurchased	—	6,127,310	—
Advisory fee payable	30,708	299,807	497,968
Trustees’ fees and expenses payable	—	2,799	557
TOTAL LIABILITIES	1,394,166	104,709,900	23,136,270
NET ASSETS	$181,185,873	$2,478,486,501	$1,796,065,274
NET ASSETS CONSIST OF:
Paid-in Capital	$177,871,464	$2,485,580,437	$1,712,162,322
Total distributable earnings (loss)	3,314,409	(7,093,936)	83,902,952
NET ASSETS	$181,185,873	$2,478,486,501	$1,796,065,274
NET ASSET VALUE PER SHARE
Net asset value per share	$ 30.71	$ 30.64	$ 60.68
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,900,000	80,900,000	29,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$175,517,310	$2,460,371,586	$1,676,841,313
Investments in affiliated issuers	—	90,598,500	9,746,897
Total cost of investments	$175,517,310	$2,550,970,086	$1,686,588,210
* Includes investments in securities on loan, at value	$ —	$ 38,837,128	$ —
See accompanying notes to financial statements.
67

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	SPDR Bloomberg Barclays Emerging Markets USD Bond ETF(a)	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,474,502	$16,254,335	$ 54,018,253
Dividend income — affiliated issuers	85	27,341	2,133
Unaffiliated securities lending income	—	1,128	—
Affiliated securities lending income	—	66,312	—
Foreign taxes withheld	—	(15,160)	—
TOTAL INVESTMENT INCOME (LOSS)	1,474,587	16,333,956	54,020,386
EXPENSES
Advisory fee	83,826	3,640,092	4,923,239
Trustees’ fees and expenses	49	40,875	19,040
Miscellaneous expenses	1,750	1	1
TOTAL EXPENSES	85,625	3,680,968	4,942,280
NET INVESTMENT INCOME (LOSS)	$1,388,962	$12,652,988	$ 49,078,106
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	159,274	682,334	2,693,314
Investments — affiliated issuers	(110)	(5,741)	—
In-kind redemptions — unaffiliated issuers	39,817	5,222,684	4,706,261
Net realized gain (loss)	198,981	5,899,277	7,399,575
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,637,081	9,646,528	95,854,725
Investments — affiliated issuers	—	1,047	—
Net change in unrealized appreciation/depreciation	2,637,081	9,647,575	95,854,725
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,836,062	15,546,852	103,254,300
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,225,024	$28,199,840	$152,332,406
(a)	For the period April 7, 2021 (commencement of operations) through June 30, 2021.
See accompanying notes to financial statements.
68

[This Page Intentionally Left Blank]
69

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Emerging Markets USD Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	For the Period 4/7/21*- 6/30/21	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,388,962	$ 12,652,988	$ 75,255,348
Net realized gain (loss)	198,981	5,899,277	(30,237,646)
Net change in unrealized appreciation/depreciation	2,637,081	9,647,575	(4,936,899)
Net increase (decrease) in net assets resulting from operations	4,225,024	28,199,840	40,080,803
Net equalization credits and charges	69,350	7,239	(1,568,112)
Distributions to shareholders	(862,431)	(14,925,394)	(81,379,883)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	186,906,555	731,487,480	1,008,035,930
Cost of shares redeemed	(9,083,571)	(923,696,913)	(2,370,973,771)
Net income equalization	(69,350)	(7,239)	1,568,112
Other Capital	296	5,901	40,544
Net increase (decrease) in net assets from beneficial interest transactions	177,753,930	(192,210,771)	(1,361,329,185)
Net increase (decrease) in net assets during the period	181,185,873	(178,929,086)	(1,404,196,377)
Net assets at beginning of period	—	2,657,415,587	4,061,611,964
NET ASSETS AT END OF PERIOD	$181,185,873	$2,478,486,501	$ 2,657,415,587
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,200,000	23,900,000	32,900,000
Shares redeemed	(300,000)	(30,200,000)	(77,900,000)
Net increase (decrease) from share transactions	5,900,000	(6,300,000)	(45,000,000)
*	Commencement of operations.
See accompanying notes to financial statements.
70

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Year Ended 6/30/21	Year Ended 6/30/20

$ 49,078,106	$ 37,824,132
7,399,575	(1,912,045)
95,854,725	(33,627,939)
152,332,406	2,284,148
766,043	501,519
(48,403,539)	(36,806,119)

633,061,839	581,427,873
(140,113,915)	(172,125,805)
(766,043)	(501,519)
280,973	79,836
492,462,854	408,880,385
597,157,764	374,859,933
1,198,907,510	824,047,577
$1,796,065,274	$1,198,907,510

10,700,000	10,300,000
(2,400,000)	(3,100,000)
8,300,000	7,200,000
71

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR Bloomberg Barclays Emerging Markets USD Bond ETF
For the Period 4/7/21*- 6/30/21
Net asset value, beginning of period	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27
Net realized and unrealized gain (loss) (b)	0.60
Total from investment operations	0.87
Net equalization credits and charges (a)	0.01
Other capital (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.17)
Net asset value, end of period	$ 30.71
Total return (d)	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$181,186
Ratios to average net assets:
Total expenses	0.23%(e)
Net investment income (loss)	3.81%(e)
Portfolio turnover rate (f)	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
72

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 30.47	$ 30.72	$ 30.74	$ 30.69	$ 30.48
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.68	0.87	0.63	0.41
Net realized and unrealized gain (loss) (b)	0.19	(0.21)	(0.03)	(0.04)	0.16
Total from investment operations	0.35	0.47	0.84	0.59	0.57
Net equalization credits and charges (a)	0.00(c)	(0.01)	0.00(c)	0.02	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.18)	(0.71)	(0.86)	(0.57)	(0.38)
Net asset value, end of period	$ 30.64	$ 30.47	$ 30.72	$ 30.74	$ 30.69
Total return (d)	1.14%	1.52%	2.83%	2.01%	1.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,478,487	$2,657,416	$4,061,612	$3,430,056	$1,230,813
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.52%	2.23%	2.85%	2.06%	1.33%
Portfolio turnover rate (e)	41%	27%	19%	16%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
73

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 56.29	$ 58.44	$ 56.55	$ 57.25	$ 59.80
Income (loss) from investment operations:
Net investment income (loss) (a)	2.04	2.23	2.45	2.29	2.20
Net realized and unrealized gain (loss) (b)	4.36	(2.18)	1.71	(0.87)	(2.62)
Total from investment operations	6.40	0.05	4.16	1.42	(0.42)
Net equalization credits and charges (a)	0.03	0.03	0.05	(0.01)	0.01
Other capital (a)	0.01	0.00(c)	0.01	0.00(c)	0.03
Distributions to shareholders from:
Net investment income	(2.05)	(2.23)	(2.33)	(2.11)	(2.17)
Net asset value, end of period	$ 60.68	$ 56.29	$ 58.44	$ 56.55	$ 57.25
Total return (d)	11.70%	0.08%	7.70%	2.53%	(0.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,796,065	$1,198,908	$824,048	$531,542	$606,878
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.37%	0.50%	0.50%
Net expenses	0.35%	0.35%	0.37%	0.45%	0.45%
Net investment income (loss)	3.49%	3.87%	4.33%	4.06%	3.82%
Portfolio turnover rate (e)	14%	19%	18%	19%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
74

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Emerging Markets USD Bond ETF
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
The SPDR Bloomberg Emerging Markets USD Bond ETF commenced operations on April 7, 2021.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing
75

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
76

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
77

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Emerging Markets USD Bond ETF	0.23%
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	0.35
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund, except SPDR Bloomberg Barclays Emerging Markets USD Bond ETF, until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
SSGA LTD, an affiliate of the Adviser, serves as investment sub-adviser to the SPDR Bloomberg Barclays Emerging Markets USD Bond ETF and provides day to day management of the Fund’s investments allocated to it by the Adviser, subject to supervision by the Adviser and oversight by the Board.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Emerging Markets USD Bond ETF	$ 27,673,317	$ 28,970,449
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	927,455,185	909,335,154
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	275,060,385	192,056,725
For the year ended June 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Emerging Markets USD Bond ETF	$185,833,316	$ 8,953,220	$ 39,817
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	726,835,013	921,876,536	5,222,684
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	545,555,300	140,256,415	4,706,261
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, amortization and accretion of premium and discount for financial statement purposes, wash sale loss deferrals and defaulted bonds. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Emerging Markets USD Bond ETF	$ 862,431	$ —	$—	$ 862,431
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	14,925,394	—	—	14,925,394
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	156,620	48,246,919	—	48,403,539
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Emerging Markets USD Bond ETF	$ —	$ —	$ —	$ —
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	81,379,883	—	—	81,379,883
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	541,742	36,264,377	—	36,806,119
At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg Barclays Emerging Markets USD Bond ETF	$685,422	$ —	$ —	$—	$ 2,628,987	$ 3,314,409
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	313,524	—	(12,077,320)	—	4,669,860	(7,093,936)
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	—	6,053,152	(17,545,899)	—	95,395,699	83,902,952
80

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

As of June 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$ 7,290,000	$4,787,320
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	10,238,698	7,307,201
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Emerging Markets USD Bond ETF	$ 175,525,404	$ 3,041,135	$ 412,148	$ 2,628,987
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	2,551,699,684	4,968,577	298,717	4,669,860
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	1,685,651,231	110,977,142	15,581,443	95,395,699
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$ 38,837,128	$ 38,337,395	$ 1,317,905	$ 39,655,300
81

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Corporate Bonds & Notes	$38,337,395	$—	$—	$—	$38,337,395	$38,337,395
10.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The following Funds participate in the credit facility as of June 30, 2021:
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
The Funds had no outstanding loans as of June 30, 2021.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
82

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays Emerging Markets USD Bond ETF, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF, and SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays Emerging Markets USD Bond ETF, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF, and SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (collectively referred to as the “Funds”) (three of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SPDR® Series Trust) at June 30, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	For the year ended June 30, 2021	For each of the two years in the period ended June 30, 2021	For each of the five years in the period ended June 30, 2021
SPDR Bloomberg Barclays Emerging Markets USD Bond ETF	For the period from April 7, 2021 (commencement of operations) through June 30, 2021
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
84

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
85

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
SPDR Bloomberg Barclays Emerging Markets USD Bond ETF	0.23%	$1,029.30	$0.54(a)	$1,023.70	$1.15
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15	1,003.00	0.74	1,024.10	0.75
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	0.35	1,048.30	1.78	1,023.10	1.76
(a)	Actual period is from commencement of operations on April 7, 2021.
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
86

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	99.28%
87

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
88

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
89

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
90

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated a proposal related to the initial approval of advisory arrangements for a new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR Bloomberg Barclays Emerging Markets USD Bond ETF (the “New ETF”), which commenced operations during the period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETF’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds. The Board reviewed the universe of exchange-traded funds similar to the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information.
Other Benefits
The Board considered whether the Adviser or its affiliates would benefit in other ways from its relationship with the New ETF. The Board also considered the potential for revenue to State Street, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the New ETF. The Board also noted that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
91

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the New ETF’s advisory fee rate as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of a lower fee with the New ETF from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the New ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.
92

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
					& Income Fund (Trustee).
93

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
94

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow
Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRLEGACYFIAR

Annual Report
June 30, 2021
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR ICE Preferred Securities ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The FactSet Innovative Technology Index is designed to represent the performance of U.S.-listed stock and American Depository Receipts of Technology companies and Technology related companies (including Electronic Media companies) within the most innovative segments of the Technology sector and Electronic Media sub-sector of the Media sector, as defined by FactSet Research Systems, Inc.
The Global Dow Index is made up of 150 companies from around the world. The 150 companies are selected not just based on size and reputation, but also on their promise of future growth. The index has been designed to cover both developed and emerging countries. The index is equal weighted and will be reset to equal weights annually each September.
The MSCI USA Factor Mix A-Series Capped Index is designed to measure the equity market performance of large-and mid-cap companies across the U.S. equity market. It aims to represent the performance of a combination of three factors: value, quality, and low volatility. The index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI USA Value Weighted Index, the MSCI USA Quality Index, and the MSCI USA Minimum Volatility Index.
The NYSE Technology Index is composed of 35 leading U.S.-listed technology-related companies. The investible universe of the index comprises all stocks in the Information Technology sector and technology-related stocks in the Customer Discretionary sector, as defined by the Index Provider.
The S&P 500 Fossil Fuel Free Index is designed to measure the performance of companies in the S&P 500 Index that are “fossil fuel free”, which are defined as companies that do not own fossil fuel reserves. For purposes of the composition of the index, fossil fuel reserves are defined as economically and technically recoverable sources of crude oil, natural gas and thermal coal but do not include metallurgical or coking coal, which are used in connection with steel production.
The S&P Capital Markets Select Industry Index represents the capital markets segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The capital markets segment of the S&P TMI comprises the following sub-industries: Asset Management & Custody Banks, Diversified Capital Markets, Financial Exchanges & Data and Investment Banking & Brokerage.
The S&P Health Care Equipment Select Industry represents the health care equipment segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The health care equipment segment of the S&P TMI comprises the following sub-industries: Health Care Equipment and Health Care Supplies.
The S&P Health Care Services Select Industry® Index represents the health care services segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The health care services segment of the S&P TMI comprises the following sub-industries: Health Care Distributors, Health Care Facilities, Health Care Services, and Managed Health Care.
The S&P Insurance Select Industry Index represents the insurance segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The insurance segment of the S&P TMI comprises the following sub-industries: Insurance Brokers, Life & Health Insurance, Multi-Line Insurance, Property & Casualty Insurance, and Reinsurance.
The S&P Internet Select Industry Index represents the internet segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The internet segment of the S&P TMI comprises the Internet and Direct Marketing Retail, Internet Services & Infrastructure and Interactive Media & Services sub-industry.
The S&P Metals & Mining Select Industry Index represents the metals and mining segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The metals & mining segment of the S&P TMI comprises the following sub-industries: Aluminum, Coal & Consumable Fuels, Copper, Diversified Metals & Mining, Gold, Precious Metals & Minerals, Silver, and Steel.
The S&P Oil & Gas Equipment & Services Select Industry Index represents the oil and gas equipment and services segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The oil and gas equipment and services segment of the S&P TMI comprises the Oil & Gas Drilling sub-industry and the Oil & Gas Equipment & Services sub-industry.
The S&P Pharmaceuticals Select Industry Index represents the pharmaceuticals segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The pharmaceuticals segment of the S&P TMI comprises the Pharmaceuticals sub-industry.
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
The S&P Retail Select Industry Index represents the retail segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The retail segment of the S&P TMI comprises the following sub-industries: Apparel Retail, Automotive Retail, Computer & Electronic Retail, Department Stores, Drug Retail, Food Retailers, General Merchandise Stores, Hypermarkets & Super Centers, Internet & Direct Marketing Retail, and Specialty Stores.
The S&P Semiconductor Select Industry Index represents the semiconductors segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The semiconductors segment of the S&P TMI comprises the Semiconductors sub-industry.
The S&P Software & Services Select Industry Index represents the software and services segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The software and services segment of the S&P TMI comprises the following sub-industries: Application Software, Data Processing & Outsourced Services, Home Entertainment Software, IT Consulting & Other Services, and Systems Software.
The S&P Telecom Select Industry Index represents the telecommunications segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The telecommunications segment of the S& P TMI comprises the following sub-industries: Alternative Carriers, Communications Equipment, Integrated Telecommunication Services, and Wireless Telecommunication Services.
The S&P Transportation Select Industry Index represents the transportation segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The transportation segment of the S& P TMI comprises the following sub-industries: Air Freight & Logistics, Airlines, Airport Services, Highways & Rail Tracks, Marine, Marine Ports & Services, Railroads, and Trucking.
The SSGA Gender Diversity Index is designed to measure the performance of U.S. large capitalization companies that are “gender diverse,” which are defined as companies that exhibit gender diversity in their senior leadership positions.
ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index is a modified market capitalization weighted index composed of preferred stock and securities that are functionally equivalent to preferred stock including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock.
See accompanying notes to financial statements.
2

SPDR FactSet Innovative Technology ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR FactSet Innovative Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the FactSet Innovative Technology Index. The Fund’s benchmark is the FactSet Innovative Technology Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 55.75%, and the Index was 56.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Economic growth rebounded strongly across the globe in the second half of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Shares of technology stocks were supported by a strengthening economy and continued demand for remote work solutions and connectivity and collaboration tools. The Index gained 16.33% and 27.66%, respectively, in the third and fourth quarters.
Momentum slowed a bit during the first quarter of 2021 as supply chain disruptions hampered production. Demand increased for items such as computer monitors, automobiles, and small household appliances, but COVID shutdowns across the global supply chain led to a shortage in semiconductors, a critical component of electronic devices. The Index posted negative results for the quarter at –2.87%, as large cap technology stocks lagged much of the U.S. economy. In the last quarter of the period, the sector was once again supported by a strong economic recovery, with solid U.S. Q1 GDP QoQ (annualized growth) and record high leading indicators for both services and manufacturing. The Index gained 8.42% over the quarter.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Pinterest, Inc. Class A, Sea Ltd. (Singapore) Sponsored ADR Class A, and Digital Turbine, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Alteryx, Inc. Class A, JOYY, Inc. Sponsored ADR Class A, and Kingsoft Cloud Holdings Ltd Sponsored ADR.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR FactSet Innovative Technology ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FactSet Innovative Technology Index	Net Asset Value	Market Value	FactSet Innovative Technology Index
ONE YEAR	55.75%	55.72%	56.38%	55.75%	55.72%	56.38%
FIVE YEARS	334.65%	334.51%	343.49%	34.16%	34.15%	34.70%
SINCE INCEPTION(1)	376.66%	376.57%	387.08%	33.07%	33.07%	33.64%
(1)	For the period January 13, 2016 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/13/16, 1/14/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR FactSet Innovative Technology ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR FactSet Innovative Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Asana, Inc. Class A	2.1%
Teradata Corp.	2.0
Digital Turbine, Inc.	1.6
Talend SA ADR	1.6
Bilibili, Inc. ADR	1.5
Proofpoint, Inc.	1.4
FireEye, Inc.	1.4
Crowdstrike Holdings, Inc. Class A	1.3
ACM Research, Inc. Class A	1.3
Sea, Ltd. ADR	1.3
TOTAL	15.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Software	50.0%
Interactive Media & Services	17.6
Entertainment	10.4
IT Services	6.6
Semiconductors & Semiconductor Equipment	4.0
Health Care Technology	3.2
Internet & Direct Marketing Retail	2.3
Communications Equipment	2.2
Professional Services	1.0
Media	1.0
Technology Hardware, Storage & Peripherals	0.9
Consumer Finance	0.7
Short-Term Investments	8.0
Liabilities in Excess of Other Assets	(7.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Global Dow ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers. The Fund’s benchmark is the Global Dow Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 44.96%, and the Index was 45.08%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Led by the United States, economic growth rebounded strongly across the globe in the third quarter of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. However, growth momentum decelerated toward the end of the third quarter as fiscal support waned and services growth remained restricted given persistent and rising COVID-19 cases. Weakening fiscal support, geo-political concerns related to the US election and worsening US-China relations remained key risks to recovery. The fourth quarter witnessed a strong recovery early in the period in key economies such as the United States and Europe, but economic momentum slowed toward the end of the year amid rising infection rates.
Economic recovery gathered pace in the first quarter on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Although manufacturing continued to expand strongly across regions, services growth improved only in the United States and the United Kingdom and lagged in rest of Europe. During the second quarter, global growth recovery broadened, aided by accelerated vaccine rollout in the United States and Europe and the momentum shifting away from China. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns.
The Fund used equity index futures in order to equitize cash and accruals during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ArcelorMittal SA ADR, Deere & Company, and Vestas Wind Systems A/S. The top negative contributors to the Fund’s performance during the Reporting Period were China Mobile Limited, Gilead Sciences, Inc., and Intel Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Global Dow ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Global Dow Index	Net Asset Value	Market Value	Global Dow Index
ONE YEAR	44.96%	45.04%	45.08%	44.96%	45.04%	45.08%
FIVE YEARS	94.07%	94.43%	94.08%	14.18%	14.22%	14.18%
TEN YEARS	135.88%	135.89%	135.48%	8.96%	8.96%	8.94%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Global Dow ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
ArcelorMittal SA	1.2%
General Electric Co.	1.2
Banco Bilbao Vizcaya Argentaria SA	1.1
MTN Group, Ltd.	1.1
Simon Property Group, Inc. REIT	1.0
Howmet Aerospace, Inc.	1.0
Societe Generale SA	1.0
Goldman Sachs Group, Inc.	1.0
Wells Fargo & Co.	0.9
ConocoPhillips	0.9
TOTAL	10.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
8

SPDR MSCI USA StrategicFactorsSM ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI USA StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the U.S. equity market. The Fund’s benchmark is the MSCI USA Factor Mix A-Series Capped Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 37.20%, and the Index was 37.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst global COVID-19 lockdowns and threats of second waves of coronavirus infections across states and countries. Yet global equity markets were quite strong and performed quite well, continuing to be led by technology and growth companies whose business models were particularly well-suited to circumstances characterized by widespread remote working and social distancing.
They were also helped by fiscal stimulus and relief packages, such as the CARES Act in the United States which was passed in the last quarter prior to the beginning of the Reporting Period. From a monetary perspective, central banks around the globe continued to set expectations that they would be accommodative.
In the fourth quarter of 2020, vaccine development reached its final stages with Pfizer and Moderna, and despite the Presidential election turmoil, a second relief bill was passed in December. Markets continued to rally, in most cases ending the year up despite the enormous drawdown in the first quarter of the calendar year.
The record-setting rebound in market performance started to lose a little bit of steam in the first quarter of 2021. Vaccine roll-out began in earnest and hopes that this would spur a return to normalcy were quite high. However, on the heels of the second COVID relief bill and promises of a third following Georgia senate election victories for the Democrats, there were some strange market phenomenon that began to appear. Perhaps this was represented most peculiarly by the run-up in GameStop’s share price, as well with increased interest and appreciation in cryptocurrencies.
In the second quarter of 2021, more widespread vaccination and a decrease in COVID infection rates, despite some concern about the emergency of the Delta variant, allowed some states and countries to re-open more fully and the economic rebound to establish itself more firmly. Unfortunately, this was accompanied by some unexpected inflation, as businesses faced surprisingly tight labor markets, with some forced to offer substantial wage and financial incentives to find workers to meet the spike in business demand.
The Fund’s emphasis on the quality factor, along with tilts towards value securities and low volatility securities, had mixed effects on the Fund’s performance in the Reporting Period. Generally speaking, quality securities underperformed during the Reporting Period, despite having had a mix of outperforming and underperforming quarters. Value securities outperformed, while low volatility securities underperformed.
Because of the Fund’s mix of quality, value and low volatility securities, and the degree to which the Fund held exposure to each of those factors, the Fund underperformed its cap weighted market index counterparts (MSCI USA Index) by more than 4% during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Microsoft Corporation, and NVIDIA Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Zoom Video Communications, Inc. Class A, Vertex Pharmaceuticals Incorporated, and Citrix Systems, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR MSCI USA StrategicFactorsSM ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index
ONE YEAR	37.20%	37.33%	37.49%	37.20%	37.33%	37.49%
FIVE YEARS	113.15%	113.18%	115.14%	16.34%	16.35%	16.56%
SINCE INCEPTION(1)	124.49%	124.52%	126.89%	13.91%	13.91%	14.11%
(1)	For the period April 15, 2015 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/15/15, 4/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI USA StrategicFactorsSM ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR MSCI USA StrategicFactorsSM ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Microsoft Corp.	3.0%
Apple, Inc.	2.8
Johnson & Johnson	2.2
Facebook, Inc. Class A	2.2
Visa, Inc. Class A	1.9
UnitedHealth Group, Inc.	1.8
Mastercard, Inc. Class A	1.7
NVIDIA Corp.	1.7
Alphabet, Inc. Class C	1.7
Adobe, Inc.	1.6
TOTAL	20.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

		% of Net Assets
	Information Technology	29.6%
	Health Care	17.4
	Financials	11.1
	Communication Services	10.7
	Industrials	8.0
	Consumer Staples	7.6
	Consumer Discretionary	6.5
	Utilities	3.6
	Materials	1.8
	Real Estate	1.7
	Energy	1.7
	Short-Term Investments	0.3
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR NYSE Technology ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR NYSE Technology ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded technology companies. The Fund’s benchmark is the NYSE Technology Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 60.30%, and the Index was 60.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag was the main contributor to the difference between the Fund’s performance and that of the Index.
Economic growth rebounded strongly across the globe in the second half of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Shares of technology stocks were supported by a strengthening economy and continued demand for remote work solutions and connectivity and collaboration tools. The Index gained 19.53% and 19.22%, respectively, in the third and fourth quarters.
Momentum slowed a bit during the first quarter of 2021 as supply chain disruptions hampered production. Demand increased for items such as computer monitors, automobiles, and small household appliances, but COVID shutdowns across the global supply chain led to a shortage in semiconductors, a critical component of electronic devices. The Index posted positive results for the quarter but gained only 2.54%, as large cap technology stocks lagged much of the U.S. economy. In the last quarter of the period, the sector was once again supported by a strong economic recovery, with solid U.S. Q1 GDP QoQ (annualized growth) and record high leading indicators for both services and manufacturing. The Index gained 10.12% over the quarter.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NVIDIA Corporation, Applied Materials, Inc., and Tesla Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Snowflake, Inc. Class A, Pinduoduo, Inc. Sponsored ADR Class A, and Alibaba Group Holding Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR NYSE Technology ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	NYSE Technology Index	Net Asset Value	Market Value	NYSE Technology Index
ONE YEAR	60.30%	60.40%	60.90%	60.30%	60.40%	60.90%
FIVE YEARS	303.84%	303.83%	314.80%	32.20%	32.20%	32.91%
TEN YEARS	581.62%	581.71%	614.87%	21.16%	21.16%	21.74%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR NYSE Technology ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR NYSE Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Applied Materials, Inc.	4.0%
NVIDIA Corp.	3.8
Sea, Ltd. ADR	3.5
Shopify, Inc. Class A	3.4
Alphabet, Inc. Class A	3.4
Lam Research Corp.	3.3
Oracle Corp.	3.2
Snap, Inc. Class A	3.2
Facebook, Inc. Class A	3.2
Microsoft Corp.	3.1
TOTAL	34.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

		% of Net Assets
	Semiconductors & Semiconductor Equipment	30.6%
	Software	17.0
	Internet & Direct Marketing Retail	11.8
	Interactive Media & Services	9.7
	IT Services	8.0
	Entertainment	6.1
	Automobiles	5.9
	Communications Equipment	3.0
	Technology Hardware, Storage & Peripherals	2.8
	Hotels, Restaurants & Leisure	2.6
	Road & Rail	2.4
	Short-Term Investment	0.1
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P 500 Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P 500 Fossil Fuel Free Index. The Fund’s benchmark is the S&P 500 Fossil Fuel Free Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 40.59%, and the Index was 40.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst global COVID-19 lockdowns and threats of second waves of coronavirus infections across states and countries. Yet global equity markets were quite strong and performed quite well, continuing to be led by technology and growth companies whose business models were particularly well-suited to circumstances characterized by widespread remote working and social distancing.
They were also helped by fiscal stimulus and relief packages, such as the CARES Act in the United States which was passed in the last quarter prior to the beginning of the Reporting Period. From a monetary perspective, central banks around the globe continued to set expectations that they would be accommodative.
In the fourth quarter of 2020, vaccine development reached its final stages with Pfizer and Moderna, and despite the Presidential election turmoil, a second relief bill was passed in December. Markets continued to rally, in most cases ending the year up despite the enormous drawdown in the first quarter of the calendar year.
The record-setting rebound in market performance started to lose a little bit of steam in the first quarter of 2021. Vaccine roll-out began in earnest and hopes that this would spur a return to normalcy were quite high. However, on the heels of the second COVID relief bill and promises of a third following Georgia senate election victories for the Democrats, there were some strange market phenomenon that began to appear. Perhaps this was represented most peculiarly by the run-up in GameStop’s share price, as well with increased interest and appreciation in cryptocurrencies.
In the second quarter of 2021, more widespread vaccination and a decrease in COVID infection rates, despite some concern about the emergency of the Delta variant, allowed some states and countries to re-open more fully and the economic rebound to establish itself more firmly. Unfortunately, this was accompanied by some unexpected inflation, as businesses faced surprisingly tight labor markets, with some forced to offer substantial wage and financial incentives to find workers to meet the spike in business demand.
For the Reporting Period, the securities that were excluded due to related fossil fuel criteria performed nearly identically to the broader market. As such, the exclusion only had a very small effect on the performance of the Fund, which underperformed the broader S&P 500 Index by less than 0.5%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Microsoft Corporation, and Amazon.com, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Intel Corporation, Gilead Sciences, Inc., and Vertex Pharmaceuticals Incorporated.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index
ONE YEAR	40.59%	40.69%	40.92%	40.59%	40.69%	40.92%
FIVE YEARS	130.13%	130.27%	132.79%	18.14%	18.15%	18.41%
SINCE INCEPTION(1)	133.53%	133.71%	136.54%	16.40%	16.41%	16.68%
(1)	For the period November 30, 2015 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/15, 12/1/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 500 Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20% (0.25% prior to March 24, 2021). Please see the financial highlights for the total expense ratio for the fiscal period ended June 30,2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Apple, Inc.	6.0%
Microsoft Corp.	5.7
Amazon.com, Inc.	4.1
Facebook, Inc. Class A	2.3
Alphabet, Inc. Class A	2.1
Alphabet, Inc. Class C	2.0
Berkshire Hathaway, Inc. Class B	1.5
Tesla, Inc.	1.5
NVIDIA Corp.	1.4
JPMorgan Chase & Co.	1.3
TOTAL	27.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

		% of Net Assets
	Information Technology	28.0%
	Health Care	13.2
	Consumer Discretionary	12.5
	Financials	11.5
	Communication Services	11.4
	Industrials	8.7
	Consumer Staples	6.0
	Materials	2.7
	Real Estate	2.6
	Utilities	2.5
	Energy	0.8
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P Capital Markets ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges. The Fund’s benchmark is the S&P Capital Markets Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 71.24%, and the Index was 70.26%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. There was additional positive impact due to Class Action proceeds received in July 2020 for ITG and Class Action proceeds received in August 2020 for RCS Capital.
Capital Markets started off the period slowly but still in slightly positive territory in the third quarter of 2020. The main cause was concerns of slowing economic recovery and increasing volatility ahead of the U.S. presidential election. Federal Reserve’s forecasts of low interest rates also weighed on the industry. The second quarter of the Reporting Period brought a reversion with returns over 30%, coinciding with the announcement that Morgan Stanley would be acquiring Eaton Vance sometime in early 2021. In addition, hopes of economic recovery and higher interest rates following the distribution of COVID-19 vaccines. This rally continued until June of 2021, resulting in all four quarters of the period enjoying positive returns.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Eaton Vance Corp., Invesco Ltd. and Evercore Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Oppenheimer Holdings Inc. Class A, AssetMark Financial Holdings, Inc. and E*TRADE Financial Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR S&P Capital Markets ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index
ONE YEAR	71.24%	71.34%	70.26%	71.24%	71.34%	70.26%
FIVE YEARS	192.49%	192.61%	193.94%	23.94%	23.95%	24.07%
TEN YEARS(1) (2)	240.90%	240.94%	246.29%	13.05%	13.05%	13.23%
(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above and line graph below is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011. Index returns in the table above and the line graph below represent the Fund’s prior benchmark index from June 30, 2011 through October 23, 2011 and the S&P Capital Markets Select Industry Index from October 24, 2011 through June 30, 2021.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Capital Markets ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR S&P Capital Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
B Riley Financial, Inc.	2.0%
Coinbase Global, Inc. Class A	1.9
Open Lending Corp. Class A	1.9
MSCI, Inc.	1.9
Morningstar, Inc.	1.8
Apollo Global Management, Inc.	1.8
Ares Management Corp. Class A	1.8
Jefferies Financial Group, Inc.	1.8
Cowen, Inc. Class A	1.8
Intercontinental Exchange, Inc.	1.8
TOTAL	18.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

		% of Net Assets
	Asset Management & Custody Banks	43.0%
	Investment Banking & Brokerage	32.3
	Financial Exchanges & Data	24.5
	Short-Term Investments	0.2
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR S&P Health Care Equipment ETF
Management Discussion of Fund's Performance (Unaudited)
The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the healthcare equipment and supplies segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Equipment Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 44.60%, and the Index was 45.07%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
Similar to many others, the Healthcare Equipment Index started off the 12 month period a bit slowly, but still in positive territory during the third quarter of 2020 as uncertainty of COVID-19 continued to weigh heavily. Luckily, Healthcare Equipment companies enjoyed a stronger second quarter with industry returns near 17%. These gains were in large part due to returns for companies that help develop, manufacture and market rapid diagnostic systems which were heavily relied on as a result of the COVID-10 pandemic. In addition, the continued threat of the virus required patients to rely on at home healthcare equipment to avoid being treated in public hospitals. Finally, the healthcare industry finished the final quarter of the period in the black as it continued to look more technology driven and focus on Artificial Intelligence products. Companies continued to enjoy profits thanks to progress being made developing early detection and preventive robotics, artificial assisted technicians .and smart monitoring devices.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Shockwave Medical Inc., Align Technology, Inc and Cryport Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Pulmonx Corp., Quotient Ltd. and Quidel Corp..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR S&P Health Care Equipment ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index
ONE YEAR	44.60%	44.64%	45.07%	44.60%	44.64%	45.07%
FIVE YEARS	175.21%	175.27%	179.48%	22.44%	22.45%	22.82%
TEN YEARS	430.20%	430.72%	446.50%	18.15%	18.16%	18.51%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Health Care Equipment ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR S&P Health Care Equipment ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
TransMedics Group, Inc.	1.4%
BioLife Solutions, Inc.	1.4
Lantheus Holdings, Inc.	1.4
ResMed, Inc.	1.4
Quidel Corp.	1.4
Heska Corp.	1.3
Haemonetics Corp.	1.3
Masimo Corp.	1.3
Danaher Corp.	1.3
IDEXX Laboratories, Inc.	1.3
TOTAL	13.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Health Care Equipment	71.4%
Health Care Supplies	28.6
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR S&P Health Care Services ETF
Management Discussion of Fund Performance (Unaudited)
The SPDR S&P Health Care Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care providers and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 68.43%, and the Index was 69.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag contributed to the difference between the Fund’s performance and that of the Index.
Economic growth rebounded strongly across the globe in the second half of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Shares of Healthcare Services stocks were supported by high demand of hospitals, equipment and care related to the pandemic. The index gained 13.85% and 33.81%, respectively, in the third and fourth quarters.
Momentum slowed a bit during the first quarter of 2021 as supply chain disruptions hampered production. Demand increased for items such as computer monitors, automobiles, and small household appliances. Lingering effects of the COVID 19 pandemic kept Health Care Services demand up, leading to solid returns within the index. The index posted positive results for the quarter and gained 9.93%. In the last quarter of the period, the sector was once again supported by a strong economic recovery, with solid US Q1 GDP QoQ (annualized growth) and record high leading indicators for both services and manufacturing. The index gained 7.74% over the quarter.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Tenet Healthcare Corporation, Select Medical Holdings Corporation, and Owens & Minor, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were AdaptHealth Corp. Class A, Hims & Hers Health, Inc. Class A, and Ontrak, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR S&P Health Care Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index
ONE YEAR	68.43%	68.46%	69.00%	68.43%	68.46%	69.00%
FIVE YEARS	106.61%	106.49%	110.11%	15.62%	15.61%	16.01%
SINCE INCEPTION(1)	406.16%	406.02%	423.84%	18.08%	18.07%	18.51%
(1)	For the period September 28, 2011 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Health Care Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR S&P Health Care Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Fulgent Genetics, Inc.	2.3%
Laboratory Corp. of America Holdings	2.0
Humana, Inc.	1.9
ModivCare, Inc.	1.9
Option Care Health, Inc.	1.9
Signify Health, Inc. Class A	1.9
Quest Diagnostics, Inc.	1.9
Centene Corp.	1.9
Ensign Group, Inc.	1.9
Guardant Health, Inc.	1.9
TOTAL	19.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Health Care Services	44.5%
Health Care Facilities	22.7
Managed Health Care	16.8
Health Care Distributors	15.7
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
26

SPDR S&P INSURANCE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry. The Fund’s benchmark is the S&P Insurance Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 44.04%, and the Index was 44.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag contributed to the difference between the Fund’s performance and that of the Index.
Economic growth rebounded strongly across the globe in the second half of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Shares of Insurance stocks were supported by a strengthening economy as companies were able to put premiums collected to work in a favorable market environment. The index gained 3.07% and 20.72%, respectively, in the third and fourth quarters.
Momentum slowed a bit during the first quarter of 2021 as supply chain disruptions hampered production. Demand increased for items such as computer monitors, automobiles, and small household appliances. Although consumers were driving cars less in early 2020, car insurance companies benefited from an uptick in used car sales in late 2020 and early in 2021. The index posted positive results for the quarter and gained 9.64%.. In the last quarter of the period, the sector was once again supported by a strong economic recovery, with solid US Q1 GDP QoQ (annualized growth) and record high leading indicators for both services and manufacturing. The index gained 5.98% over the quarter.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Athene Holding Ltd. Class A, American Financial Group, Inc., and Assured Guaranty Ltd.. The top negative contributors to the Fund’s performance during the Reporting Period were Trupanion, Inc., eHealth, Inc., and RenaissanceRe Holdings Ltd..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
27

SPDR S&P Insurance ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Insurance Select Industry Index	Net Asset Value	Market Value	S&P Insurance Select Industry Index
ONE YEAR	44.04%	44.04%	44.58%	44.04%	44.04%	44.58%
FIVE YEARS	78.45%	78.36%	81.78%	12.28%	12.27%	12.70%
TEN YEARS(1) (2)	233.01%	232.92%	245.56%	12.78%	12.78%	13.20%
(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above and the line graph below is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011. Index returns in the table above and the line graph below represent the Fund’s prior benchmark index from June 30, 2011 through October 23, 2011 and the S&P Insurance Select Industry Index from October 24, 2011 through June 30, 2021.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Insurance ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
28

SPDR S&P Insurance ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Goosehead Insurance, Inc. Class A	2.4%
Trupanion, Inc.	2.4
Athene Holding, Ltd. Class A	2.1
Progressive Corp.	2.1
Lemonade, Inc.	2.0
Brown & Brown, Inc.	2.0
Marsh & McLennan Cos., Inc.	2.0
White Mountains Insurance Group, Ltd.	2.0
Assured Guaranty, Ltd.	2.0
American Financial Group, Inc.	2.0
TOTAL	21.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

		% of Net Assets
	Property & Casualty Insurance	43.3%
	Life & Health Insurance	26.6
	Insurance Brokers	13.9
	Reinsurance	8.5
	Multi-line Insurance	7.6
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
29

SPDR S&P Internet ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the internet segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Internet Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 81.12%, and the Index was 81.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag contributed to the difference between the Fund’s performance and that of the Index.
Economic growth rebounded strongly across the globe in the second half of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Shares of Internet stocks were supported by a strengthening economy and continued demand for remote work solutions and connectivity and collaboration tools. The index gained 16.79% and 33.12%, respectively, in the third and fourth quarters.
Momentum slowed a bit during the first quarter of 2021 as supply chain disruptions hampered production. Demand increased for items such as computer monitors, automobiles, and small household appliances, but COVID shutdowns across the global supply chain led to a shortage in semiconductors, a critical component of electronic devices. The index posted positive results for the quarter and gained 8.26%. In the last quarter of the period, the sector was once again supported by a strong economic recovery, with solid US Q1 GDP QoQ (annualized growth) and record high leading indicators for both services and manufacturing. The index gained 7.96% over the quarter.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Pinterest, Inc. Class A, Overstock.com, Inc., and Magnite, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Limelight Networks, Inc., Liberty TripAdvisor Holdings Inc Class A, and EverQuote, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

SPDR S&P Internet ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Internet Select Industry Index	Net Asset Value	Market Value	S&P Internet Select Industry Index
ONE YEAR	81.12%	81.31%	81.71%	81.12%	81.31%	81.71%
FIVE YEARS	300.73%	300.70%	305.91%	32.00%	32.00%	32.34%
SINCE INCEPTION(1)	321.99%	322.10%	327.73%	33.31%	33.31%	33.67%
(1)	For the period June 27, 2016 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/27/16, 6/28/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Internet ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
31

SPDR S&P Internet ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Etsy, Inc.	2.2%
Bumble, Inc. Class A	2.2
Revolve Group, Inc.	2.2
Twilio, Inc. Class A	2.1
Pinterest, Inc. Class A	2.1
DoorDash, Inc. Class A	2.1
Match Group, Inc.	2.0
Twitter, Inc.	2.0
ZoomInfo Technologies, Inc. Class A	2.0
Vimeo, Inc.	2.0
TOTAL	20.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Interactive Media & Services	39.4%
Internet & Direct Marketing Retail	37.1
Internet Services & Infrastructure	23.5
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
32

SPDR S&P Metals & Mining ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the metals and mining segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Metals & Mining Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 104.87%, and the Index was 105.85%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, andcash drag contributed to the difference between the Fund’s performance and that of the Index.
Economic growth rebounded strongly across the globe in the second half of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Shares of Metals & Mining stocks were supported by a strengthening economy and continued demand for metals. The index gained 9.95% and 44.56%, respectively, in the third and fourth quarters.
Momentum slowed a bit during the first quarter of 2021 as supply chain disruptions hampered production. Demand increased for items such as computer monitors, automobiles, and small household appliances, but COVID shutdowns across the global supply chain led to a shortages across the industry. Steel became very expensive, but demand for the metal was still high. The index posted positive results for the quarter and gained 19.64%. In the last quarter of the period, the sector was once again supported by a strong economic recovery, with solid US Q1 GDP QoQ (annualized growth) and record high leading indicators for both services and manufacturing. The index gained 8.25% over the quarter.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were United States Steel Corporation, Cleveland-Cliffs Inc, and Freeport-McMoRan, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Uranium Energy Corp., Royal Gold, Inc., and McEwen Mining Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
33

SPDR S&P Metals & Mining ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index
ONE YEAR	104.87%	104.98%	105.85%	104.87%	104.98%	105.85%
FIVE YEARS	90.94%	90.90%	94.19%	13.81%	13.81%	14.19%
TEN YEARS	(27.13)%	(27.11)%	(27.01)%	(3.11)%	(3.11)%	(3.10)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Metals & Mining ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
34

SPDR S&P Metals & Mining ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
MP Materials Corp.	5.6%
Alcoa Corp.	4.8
Century Aluminum Co.	4.7
Royal Gold, Inc.	4.6
Commercial Metals Co.	4.6
Steel Dynamics, Inc.	4.5
Freeport-McMoRan, Inc.	4.5
Newmont Corp.	4.4
Nucor Corp.	4.4
Cleveland-Cliffs, Inc.	4.3
TOTAL	46.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Steel	43.8%
Aluminum	16.0
Gold	13.9
Diversified Metals & Mining	9.5
Coal & Consumable Fuels	8.1
Copper	4.5
Silver	4.1
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
35

SPDR S&P Oil & Gas Equipment & Services ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 90.54%, and the Index was 90.80%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and the impact of cash contributed to the difference between the Fund’s performance and that of the Index.
In the first quarter of the Reporting Period, although oil prices had inched higher for much of the quarter, the rebound stalled as the resurgent pandemic cast a long shadow over the possibility of a swift and sustained improvement in consumption. This was the only quarter of the Reporting Period to yield negative returns. Beginning with the second quarter of the period, oil prices rose consistently as stronger demand outlook offset concerns on increased supply. At the start of 2021, oil prices rallied sharply on optimism that demand would rebound even as OPEC+ countries kept a tight rein on additional supplies. Crude prices rose as overall expectations for a global recovery supported a brighter demand outlook. Nevertheless, optimism regarding a recovery faded in March as a resurgence in coronavirus cases curtailed fuel demand. OPEC+ countries reduced output by approximately 7 million barrels per day to support prices and reduce their surplus. The industry ended the period on a positive note, as increasing global oil demand combined with high vaccination rollouts boosted mobility, lifting oil prices to a multi-year high.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Liberty Oilfield Services Inc. Class A, Oceaneering International, Inc., and Transocean Ltd.. The top negative contributors to the Fund’s performance during the Reporting Period were Select Energy Services, Inc. Class A, U.S. Silica Holdings, Inc., and Bristow Group Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
36

SPDR S&P Oil & Gas Equipment & Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index
ONE YEAR	90.54%	90.51%	90.80%	90.54%	90.51%	90.80%
FIVE YEARS	(64.34)%	(64.34)%	(64.06)%	(18.64)%	(18.63)%	(18.51)%
TEN YEARS	(83.01)%	(83.01)%	(82.80)%	(16.24)%	(16.24)%	(16.14)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
37

SPDR S&P Oil & Gas Equipment & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Transocean, Ltd.	5.3%
US Silica Holdings, Inc.	4.9
Helmerich & Payne, Inc.	4.7
Nabors Industries, Ltd.	4.6
Halliburton Co.	4.6
Patterson-UTI Energy, Inc.	4.5
ChampionX Corp.	4.5
Liberty Oilfield Services, Inc. Class A	4.4
Oceaneering International, Inc.	4.4
Schlumberger NV	4.3
TOTAL	46.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

		% of Net Assets
	Oil & Gas Equipment & Services	80.8%
	Oil & Gas Drilling	19.1
	Short-Term Investment	0.1
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
38

SPDR S&P Pharmaceuticals ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Pharmaceuticals Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 20.76%, and the Index was 21.12%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Pharmaceutical industry was at the forefront of the COVID-19 pandemic. The fiscal year was dominated with rumors, speculation, and eventually development of emergency-approved vaccines in the U.S. and around the globe. The vaccines developed by Pfizer, Moderna, and Johnson & Johnson were desperately needed and a welcome outcome to an unprecedented year of loss and turmoil within the Healthcare sector. For the overall period, the Index gained over 21%. That uptick was well under the impressive gain realized by the broader S&P 500 (+40.8%) over that same period. In fact, the Pharmaceutical industry spent most of the fiscal year severely lagging the large-caps (down between 7-9% versus the S&P 500 in each of Q1, Q3, and Q4). The Index gained 20.0% in the second fiscal quarter to slightly salvage a strenuous fiscal year. That second quarter, however, is where the industry’s story lies. December brought Emergency Use Authorization by the FDA first to Pfizer and then, a week later, to Moderna. Elsewhere in the industry, Joe Biden’s victory in the U.S. Presidential Election didn’t exactly call off the proverbial dogs in the battle against drug prices. In fact, Biden was calling for pricing reform similar to what President Trump pursued during his administration. The difference between the two is that Biden was asking Medicare to play a more active role in any negotiations and hoping to minimize Congress’ efforts a bit. This change in approach left the industry in a state of cautious optimism as the fiscal year was coming to a close.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Elanco Animal Health, Inc., MyoKardia, Inc., and Horizon Therapeutics Public Limited Company. The top negative contributors to the Fund’s performance during the Reporting Period were Zomedica Corp, Atea Pharmaceuticals, Inc., and Zogenix, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
39

SPDR S&P Pharmaceuticals ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index
ONE YEAR	20.76%	20.74%	21.12%	20.76%	20.74%	21.12%
FIVE YEARS	27.73%	27.69%	28.73%	5.02%	5.01%	5.18%
TEN YEARS	149.23%	149.21%	153.67%	9.56%	9.56%	9.76%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Pharmaceuticals ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
40

SPDR S&P Pharmaceuticals ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Cassava Sciences, Inc.	5.1%
Elanco Animal Health, Inc.	4.7
Eli Lilly & Co.	4.7
Zoetis, Inc.	4.7
Johnson & Johnson	4.6
Bristol-Myers Squibb Co.	4.6
Catalent, Inc.	4.6
Pfizer, Inc.	4.5
Jazz Pharmaceuticals PLC	4.4
Perrigo Co. PLC	4.2
TOTAL	46.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Pharmaceuticals	99.9%
Short-Term Investments	6.3
Liabilities in Excess of Other Assets	(6.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
41

SPDR S&P Retail ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Retail ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the retail segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Retail Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 128.92%, and the Index was 129.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, securities misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.
Led by the United States (U.S.), economic growth rebounded strongly across the globe in the third quarter of 2020 amid relaxation in COVID-19-related lockdowns, fiscal and monetary policy support and pent up demand release. Though infection rates were re-surging in some developed economies, the worst seemed to be behind as key vaccine trials continued to make quick progress. The SPDR S&P Retail ETF gained 16.1% for the quarter.
In the U.S., election results contributed to the Index where it The SPDR S&P Retail ETF gained 30.0% during the fourth quarter of 2020. Markets reacted positively to reduced chances of tax hikes and tighter regulation for technology and health care sectors. The last days of the year brought long-awaited relief for pandemic-stricken companies and households. U.S. lawmakers finally agreed on a pandemic relief plan that will extend many of the provisions under the Coronavirus Aid, Relief and Economic Security Act, including renewing direct payments to households and more generous unemployment benefits. The Fed also explicitly committed to purchasing at least US$80 billion worth of Treasuries and agency MBS every month until substantial progress was deemed to be made toward its inflation and employment goals.
The SPDR S&P Retail ETF gained 38.7% in the first quarter of 2021 with data showing economic recovery gathering pace on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Although manufacturing continued to expand strongly across regions, services growth improved only in the U.S. and the United Kingdom (UK) and lagged in rest of Europe. Emergence of new variants of Coronavirus and a pick-up in inflation caused by cost pressures across supply chains remained key risks. On the fiscal front, the U.S. Congress passed a third major stimulus package in the form of a US$1.9 trillion American Rescue Plan backed by U.S. President Joe Biden. On the monetary policy front, despite markets pricing in higher growth and inflation being at the long end of the curve, the US Fed reiterated its accommodative monetary policy stance and did not expect to raise interest rates in near future. In addition, first quarter performance also reflected Gamestop Corps rally over 1000%.
As global growth recovery broadened in the second quarter of 2021 aided by accelerated vaccine rollout in the U.S. and Europe and the momentum shifting away from China, The SPDR S&P Retail ETF gained an additional 9.3%. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. On the fiscal front, U.S. President Joe Biden secured an infrastructure package deal worth US$1 trillion, which, however, fell short of the US$2.3 trillion plan proposed in March. On the monetary policy front, although the US Fed reiterated that the rise in inflation is transitory, its tone was more hawkish. The Fed acknowledged discussions around tapering and indicated the possibility of at least two hikes by end-2023 through its “dot plot” projections.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were GameStop Corp. Class A, Overstock.com, Inc., and Magnite, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Rite Aid Corporation, PetMed Express, Inc., and Sprouts Farmers Markets, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
42

SPDR S&P Retail ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Retail Select Industry Index	Net Asset Value	Market Value	S&P Retail Select Industry Index
ONE YEAR	128.92%	128.90%	129.22%	128.92%	128.90%	129.22%
FIVE YEARS	148.46%	148.41%	148.68%	19.96%	19.96%	19.99%
TEN YEARS	312.60%	312.53%	316.96%	15.23%	15.22%	15.35%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Retail ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
43

SPDR S&P Retail ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Etsy, Inc.	1.3%
Buckle, Inc.	1.2
Revolve Group, Inc.	1.2
DoorDash, Inc. Class A	1.2
Boot Barn Holdings, Inc.	1.1
CarMax, Inc.	1.1
Carvana Co.	1.1
CarParts.com, Inc.	1.1
American Eagle Outfitters, Inc.	1.1
Signet Jewelers, Ltd.	1.1
TOTAL	11.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Internet & Direct Marketing Retail	20.8%
Apparel Retail	19.4
Automotive Retail	18.9
Specialty Stores	16.3
Food Retail	5.9
General Merchandise Stores	5.6
Department Stores	4.1
Hypermarkets & Super Centers	4.0
Computer & Electronics Retail	3.2
Drug Retail	1.7
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
44

SPDR S&P SEMICONDUCTOR ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Semiconductor ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the semiconductor segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Semiconductor Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 71.99%, and the Index was 72.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Semiconductor Industry has been able to enjoy strong, consistent earnings and growth as demand for computer processing continues to rise dramatically and this Reporting Period was no exception with positive returns in excess of 72%. Continued social distancing practices and a remote workforce and learning across the globe meant higher demand for cloud-based solutions, video communications software and online education software. The COVID-19 pandemic has made it very clear that IT infrastructure and reliable networks and software with adequate speed and reliability are paramount. Despite various concerns over supply issues amongst chipmakers, the increased demand for computing needs continued to surge during the reporting period, as many more employees continued to work at home and rely on e-commerce, video streaming and gaming technologies.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Kopin Corporation, NeoPhotonics Corporation and Intel Corp. The top negative contributors to the Fund’s performance during the Reporting Period were Sunpower Corporation, Synaptics Incorporated and Ambarella Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
45

SPDR S&P Semiconductor ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index
ONE YEAR	71.99%	72.04%	72.72%	71.99%	72.04%	72.72%
FIVE YEARS	345.87%	345.81%	351.66%	34.85%	34.84%	35.20%
TEN YEARS	631.81%	631.78%	648.25%	22.02%	22.02%	22.29%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Semiconductor ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
46

SPDR S&P Semiconductor ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Advanced Micro Devices, Inc.	2.8%
First Solar, Inc.	2.8
SunPower Corp.	2.8
SiTime Corp.	2.8
Xilinx, Inc.	2.8
Marvell Technology, Inc.	2.7
NVIDIA Corp.	2.7
Skyworks Solutions, Inc.	2.7
Silicon Laboratories, Inc.	2.7
Synaptics, Inc.	2.7
TOTAL	27.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Semiconductors	100.0%
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
47

SPDR S&P Software & Services ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Software & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the computer software segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Software & Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 53.91%, and the Index was 54.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and the impact of cash contributed to the difference between the Fund’s performance and that of the Index.
The Software & Services Industry has historically delivered strong, consistent earnings as businesses continue to transition to cloud-based solutions and this Reporting Period was no exception with positive returns in excess of 54%. Continued social distancing practices and a remote workforce across the globe meant higher demand for cloud-based solutions, video communications software and online education software. The COVID-19 pandemic has made it very clear that IT infrastructure and reliable networks and software with adequate speed and reliability are paramount. As such, this has been a boon for the Industry.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were MicroStrategy Incorporated Class A, Riot Blockchain Inc, and Digital Turbine, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were VirnetX Holding Corporation, Ping Identity Holding Corp., and Alteryx, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
48

SPDR S&P Software & Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Software & Services Select Industry Index	Net Asset Value	Market Value	S&P Software & Services Select Industry Index
ONE YEAR	53.91%	53.98%	54.47%	53.91%	53.98%	54.47%
FIVE YEARS	245.62%	245.75%	250.71%	28.15%	28.16%	28.53%
SINCE INCEPTION(1)	650.00%	650.09%	671.28%	22.93%	22.93%	23.30%
(1)	For the period September 28, 2011 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Software & Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
49

SPDR S&P Software & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Asana, Inc. Class A	0.7%
Trade Desk, Inc. Class A	0.7
MicroStrategy, Inc. Class A	0.7
Sykes Enterprises, Inc.	0.7
Appian Corp.	0.7
Riot Blockchain, Inc.	0.7
Splunk, Inc.	0.6
Marathon Digital Holdings, Inc.	0.6
Avalara, Inc.	0.6
Bill.Com Holdings, Inc.	0.6
TOTAL	6.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Application Software	55.1%
Data Processing & Outsourced Services	19.5
Systems Software	16.9
IT Consulting & Other Services	4.8
Interactive Home Entertainment	3.6
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(4.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
50

SPDR S&P Telecom ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Telecom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the telecommunications segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Telecom Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 48.00%, and the Index was 48.20%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The SPDR S&P Telecom ETF outpaced the broader S&P 500 index by over 7% over the reporting period. The first quarter of the reporting period displayed lackluster performance as the benchmark posted a –3.04% return. The pandemic dealt a huge blow to the sector as firms were faced with high costs associated with bad debt, production shutdowns and expenses related to retail store closure leading to lower equipment sales and advertising revenue. Yet, the 4th quarter of the 2020 fiscal year saw a reversion of the return stream as the benchmark would go on to post three consecutive quarters in positive gain territory at 26.12%, 10.77% and 9.41% consecutively. Economies around the globe have been hit hard by the coronavirus outbreak since the beginning of the year. The pandemic has badly affected various sectors, from retail to hospitality. However, telecom is one such sector that has risen to the occasion through the pandemic. Although the COVID-19 pandemic has disrupted the normal business operations of various telecom companies, the sector aided countless customers with connectivity and technological improvements in the 5G space. The pandemic created a need for remote connectivity and virtual communication replaced in-person interactions. These technological developments were essential, especially at a time when governments were passing stay-at-home order and leaving people dependent on virtual means of interaction.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Calix, Inc., CommScope Holding Co., Inc., and Plantronics, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Inseego Corp., ATN International, Inc., and EchoStar Corporation Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
51

SPDR S&P Telecom ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Telecom Select Industry Index	Net Asset Value	Market Value	S&P Telecom Select Industry Index
ONE YEAR	48.00%	48.00%	48.20%	48.00%	48.00%	48.20%
FIVE YEARS	87.27%	87.22%	87.07%	13.37%	13.36%	13.34%
TEN YEARS	127.50%	127.46%	130.31%	8.57%	8.57%	8.70%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Telecom ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
52

SPDR S&P Telecom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Globalstar, Inc.	4.0%
Bandwidth, Inc. Class A	3.2
Plantronics, Inc.	3.2
Iridium Communications, Inc.	3.0
Motorola Solutions, Inc.	3.0
Calix, Inc.	3.0
Lumentum Holdings, Inc.	3.0
Cogent Communications Holdings, Inc.	2.9
Viavi Solutions, Inc.	2.9
ORBCOMM, Inc.	2.9
TOTAL	31.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

% of Net Assets
Communications Equipment	56.6%
Diversified Telecommunication Services	32.5
Wireless Telecommunication Services	10.7
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
53

SPDR S&P Transportation ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Transportation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the transportation segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Transportation Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 62.69%, and the Index was 63.37%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The SPDR S&P Telecom ETF outpaced the broader S&P 500 index over the reporting period. Despite the trials and tribulations of the pandemic The SPDR S&P Transportation ETF generated positive returns in three consecutive positive quarters 10.02%, 23.07% and 23.57% respectively.
The headwinds associated with coronavirus initially rattled stocks in the transportation space including railroads, truckers and airlines. However, the eventual easing of coronavirus restrictions and the resultant uptick in economic activities, particularly in the United States, left a bullish impact in this industry. Improving freight conditions, the surge in e-commerce demand as well as increases in trade volumes helped to contribute to the healthy performance of The SPDR S&P Transportation ETF over the reporting period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were FedEx Corporation, Avis Budget Group, Inc., and United Parcel Service, Inc. Class B. The top negative contributors to the Fund’s performance during the Reporting Period were Werner Enterprises, Inc., Eagle Bulk Shipping Inc, and Heartland Express, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
54

SPDR S&P Transportation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Transportation Select Industry Index	Net Asset Value	Market Value	S&P Transportation Select Industry Index
ONE YEAR	62.69%	62.75%	63.37%	62.69%	62.75%	63.37%
FIVE YEARS	104.54%	104.55%	108.19%	15.39%	15.39%	15.80%
TEN YEARS	248.03%	248.06%	260.22%	13.28%	13.28%	13.67%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Transportation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
55

SPDR S&P Transportation ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Lyft, Inc. Class A	2.7%
AMERCO	2.7
United Parcel Service, Inc. Class B	2.6
Saia, Inc.	2.6
Old Dominion Freight Line, Inc.	2.5
Expeditors International of Washington, Inc.	2.5
FedEx Corp.	2.5
Uber Technologies, Inc.	2.5
Hub Group, Inc. Class A	2.5
Union Pacific Corp.	2.5
TOTAL	25.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2021

		% of Net Assets
	Trucking	34.2%
	Airlines	22.9
	Air Freight & Logistics	22.5
	Railroads	9.9
	Marine	8.0
	Airport Services	2.5
	Short-Term Investment	0.0*
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
56

SPDR SSGA Gender Diversity Index ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR SSGA Gender Diversity Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks U.S. companies that are leaders in advancing women through gender diversity on their boards of directors and in management. The Fund’s benchmark is the SSGA Gender Diversity Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 44.60%, and the Index was 44.85%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
U.S. equities experienced positive growth over the first half of the Reporting Period with the Fund gaining over 25%. The markets reacted positively to the U.S. election results and reduced chances of tax hikes and tighter regulation for the technology and health care sectors. Positive news on vaccine approvals, progress on fiscal stimulus deals and continued monetary support helped boost growth momentum into 2021. The Fund, which seeks to track U.S. large-cap companies that are leaders within their sectors in advancing women through gender diversity on their boards of directors and in senior leadership positions, has diversified exposure across sectors. The Fund advanced over 44% over the Reporting Period, led by the information technology, consumer discretionary and financials. Information technology received a boost from the pandemic, which accelerated the adoption of working from home and increased online presence from shopping to fitness. Optimistic expectations and solid earnings helped fuel the rebound of cyclical sectors. The defensive utilities sector lagged, despite low interest rates and solid fundamentals.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were PayPal Holdings, Inc, Texas Instruments Incorporated and Walt Disney Company. The top negative contributors to the Fund’s performance during the Reporting Period were ACADIA Pharmaceuticals Inc, Clorox Company and Global Blood Therapeutics.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
57

SPDR SSGA Gender Diversity Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA Gender Diversity Index	Net Asset Value	Market Value	SSGA Gender Diversity Index
ONE YEAR	44.60%	44.87%	44.85%	44.60%	44.87%	44.85%
FIVE YEARS	101.72%	101.72%	103.25%	15.07%	15.07%	15.24%
SINCE INCEPTION(1)	112.42%	112.47%	114.17%	15.22%	15.23%	15.41%
(1)	For the period March 7, 2016 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/7/16, 3/8/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Gender Diversity Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
58

SPDR SSGA Gender Diversity Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
PayPal Holdings, Inc.	6.4%
Texas Instruments, Inc.	5.1
Visa, Inc. Class A	4.3
Walt Disney Co.	4.1
Johnson & Johnson	4.1
Intuit, Inc.	3.7
Netflix, Inc.	3.6
NIKE, Inc. Class B	3.3
Wells Fargo & Co.	3.3
Square, Inc. Class A	2.8
TOTAL	40.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Information Technology	29.4%
Health Care	13.3
Consumer Discretionary	12.9
Financials	11.2
Industrials	8.7
Communication Services	8.2
Consumer Staples	5.8
Real Estate	3.0
Materials	2.7
Energy	2.5
Utilities	2.2
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
59

SPDR ICE PREFERRED SECURITIES ETF
Management's Discussion of Fund Performance (Unaudited)
SPDR ICE Preferred Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the U.S. equity market. The Fund’s benchmark is the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index (the “Index”).*
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 12.01%, and the Index was 12.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding contributed to the difference between the Fund’s performance and that of the Index.
Performance across all industries in the index was positive, but not sufficient to keep pace with U.S. large cap common stocks over the Reporting Period. Much of the performance was driven by relatively large weightings in Banks, Diversified Financials, and Insurance, which each returned solid, low double-digit returns, versus an S&P 500 return in excess of 40%. Risk assets rallied over the period, aided by the strong economic recovery, strengthening common stock relative to less volatile preferred securities. While the Fund posted a positive return for the period, the diminished risk lessened the return, as compared to its common stock counterparts.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Capital One Financial Corporation, Wells Fargo, and Qwest Corp. The top negative contributors to the Fund’s performance during the Reporting Period were Unum Group, PartnerRe Ltd., and Entergy Mississippi Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
*Effective May 3, 2021 the Fund changed its benchmark index from the Wells Fargo Hybrid and Preferred Securities Aggregate Index to the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index. Performance of the Fund prior to May 3, 2021 is therefore based on the Fund’s investment strategy to track an index different from the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index.
See accompanying notes to financial statements.
60

SPDR ICE Preferred Securities ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index(2)	Net Asset Value(1)	Market Value(1)	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index(2)
ONE YEAR	12.01%	11.52%	12.57%	12.01%	11.52%	12.57%
FIVE YEARS	26.40%	26.26%	28.48%	4.80%	4.77%	5.14%
TEN YEARS	73.12%	73.10%	77.33%	5.64%	5.64%	5.90%
(1)	Effective May 1, 2021, the Fund changed its investment strategy and its benchmark index to the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index. The Fund’s performance in the table above and the line graph below is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2021.
(2)	The ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index inception date is May 1, 2021. Index returns in the line graph above represent the Fund’s prior benchmark index from June 30, 2011 until May 1, 2021 and the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index from May 1, 2021 through June 30, 2021.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR ICE Preferred Securities ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
61

SPDR ICE Preferred Securities ETF
(Formerly, SPDR Wells Fargo® Preferred Stock ETF)
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2021

Description	% of Net Assets
Citigroup Capital XIII 6.56% 10/30/2040	2.7%
PNC Financial Services Group, Inc. 6.13% 5/1/2022	1.7
Capital One Financial Corp. 5.00% 1/12/2167	1.7
AT&T, Inc. 5.35% 11/1/2066	1.5
Allstate Corp. 5.10% 10/15/2168	1.4
Capital One Financial Corp. 4.80% 6/1/2025	1.4
Duke Energy Corp. 5.75% 9/16/2167	1.2
US Bancorp 6.50% 1/15/2022	1.2
JPMorgan Chase & Co. 6.00% 3/1/2024	1.2
MetLife, Inc. 4.75% 3/15/2025	1.2
TOTAL	15.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	72.3%
Utilities	14.7
Real Estate	7.1
Communication Services	4.4
Industrials	0.7
Short-Term Investments	13.0
Liabilities in Excess of Other Assets	(12.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
62

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 2.2%
Arista Networks, Inc. (a)	12,252	$ 4,439,022
Infinera Corp. (a)	361,264	3,684,893
		8,123,915
CONSUMER FINANCE — 0.7%
LendingTree, Inc. (a)	12,518	2,652,314
ENTERTAINMENT — 10.4%
Bilibili, Inc. ADR (a)	44,883	5,468,545
DouYu International Holdings, Ltd. ADR (a)	290,666	1,988,155
Gravity Co., Ltd. ADR (a)	19,058	2,064,363
HUYA, Inc. ADR (a) (b)	167,220	2,951,433
iQIYI, Inc. ADR (a)	150,926	2,351,427
Netflix, Inc. (a)	6,713	3,545,874
Roku, Inc. (a)	10,321	4,739,919
Sea, Ltd. ADR (a)	17,591	4,830,489
Spotify Technology SA (a)	10,002	2,756,451
Tencent Music Entertainment Group ADR (a)	181,812	2,814,450
Zynga, Inc. Class A (a)	391,621	4,162,931
		37,674,037
HEALTH CARE TECHNOLOGY — 3.2%
GoodRx Holdings, Inc. Class A (a) (b)	79,779	2,872,842
Health Catalyst, Inc. (a) (b)	85,362	4,738,444
Veeva Systems, Inc. Class A (a)	12,882	4,005,658
		11,616,944
INTERACTIVE MEDIA & SERVICES — 17.6%
Alphabet, Inc. Class A (a)	1,913	4,671,144
Angi, Inc. Class A (a)	286,026	3,867,071
Autohome, Inc. ADR	34,463	2,204,253
Cargurus, Inc. (a)	119,685	3,139,338
EverQuote, Inc. Class A (a)	100,855	3,295,941
Facebook, Inc. Class A (a)	12,432	4,322,731
JOYY, Inc. ADR	40,148	2,648,564
Momo, Inc. ADR	272,603	4,173,552
Pinterest, Inc. Class A (a)	47,854	3,778,073
Snap, Inc. Class A (a)	63,835	4,349,717
So-Young International, Inc. ADR (a)	295,957	2,844,147
Twitter, Inc. (a)	66,171	4,553,226
Weibo Corp. ADR (a)	85,856	4,517,743
Yandex NV Class A (a) (b)	48,374	3,422,460
Yelp, Inc. (a)	116,174	4,642,313
Zillow Group, Inc. Class C (a) (b)	26,921	3,290,285
ZoomInfo Technologies, Inc. Class A (a) (b)	81,498	4,251,751
		63,972,309
INTERNET & DIRECT MARKETING RETAIL — 2.3%
Fiverr International, Ltd. (a)	16,910	4,100,506
Quotient Technology, Inc. (a)	392,984	4,248,157
		8,348,663
Security Description	Shares	Value
IT SERVICES — 6.6%
Kingsoft Cloud Holdings, Ltd. ADR (a) (b)	72,236	$ 2,450,967
Okta, Inc. (a)	13,454	3,291,925
Shopify, Inc. Class A (a)	3,186	4,654,682
Snowflake, Inc. Class A (a)	9,602	2,321,764
Square, Inc. Class A (a)	15,706	3,829,123
Twilio, Inc. Class A (a)	9,956	3,924,257
Wix.com, Ltd. (a)	12,747	3,700,199
		24,172,917
MEDIA — 1.0%
Liberty Broadband Corp. Class C (a)	21,072	3,659,364
PROFESSIONAL SERVICES — 1.0%
51job, Inc. ADR (a)	47,778	3,715,695
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
ACM Research, Inc. Class A (a) (b)	47,266	4,831,531
Cohu, Inc. (a)	91,790	3,376,954
SolarEdge Technologies, Inc. (a)	11,687	3,229,936
Universal Display Corp.	14,673	3,262,248
		14,700,669
SOFTWARE — 50.0%
2U, Inc. (a) (b)	100,798	4,200,253
Agora, Inc. ADR (a) (b)	71,619	3,005,133
Alteryx, Inc. Class A (a)	28,866	2,483,053
Anaplan, Inc. (a)	48,471	2,583,504
Appfolio, Inc. Class A (a)	20,170	2,848,004
Appian Corp. (a) (b)	22,300	3,071,825
Asana, Inc. Class A (a)	119,811	7,431,876
Atlassian Corp. PLC Class A (a)	14,652	3,763,513
Avalara, Inc. (a)	20,617	3,335,831
Bill.Com Holdings, Inc. (a)	23,744	4,349,426
Blackline, Inc. (a)	26,880	2,990,938
Check Point Software Technologies, Ltd. (a)	28,226	3,277,885
Cloudera, Inc. (a)	278,251	4,413,061
Coupa Software, Inc. (a)	10,664	2,795,141
Crowdstrike Holdings, Inc. Class A (a)	19,352	4,863,351
CyberArk Software, Ltd. (a)	30,785	4,010,362
Datadog, Inc. Class A (a)	34,341	3,574,211
Digital Turbine, Inc. (a)	78,165	5,942,885
DocuSign, Inc. (a)	15,034	4,203,055
Dropbox, Inc. Class A (a)	151,367	4,587,934
Elastic NV (a)	24,097	3,512,379
Everbridge, Inc. (a)	26,170	3,561,214
FireEye, Inc. (a)	246,108	4,976,304
J2 Global, Inc. (a)	33,878	4,659,919
JFrog, Ltd. (a) (b)	49,824	2,267,988
Mimecast, Ltd. (a)	71,035	3,768,407
Mitek Systems, Inc. (a)	239,319	4,609,284
Pagerduty, Inc. (a) (b)	78,694	3,350,791
Paycom Software, Inc. (a)	8,069	2,932,839

See accompanying notes to financial statements.
63

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Proofpoint, Inc. (a)	28,823	$ 5,008,285
Qualys, Inc. (a)	35,866	3,611,348
Rapid7, Inc. (a)	47,018	4,449,313
Slack Technologies, Inc. Class A (a)	80,582	3,569,783
Smartsheet, Inc. Class A (a)	47,324	3,422,472
Splunk, Inc. (a)	21,963	3,175,411
SS&C Technologies Holdings, Inc.	47,621	3,431,569
Sumo Logic, Inc. (a) (b)	127,245	2,627,609
Talend SA ADR (a) (b)	87,288	5,726,093
Tenable Holdings, Inc. (a)	90,964	3,761,361
Teradata Corp. (a)	146,855	7,338,344
Trade Desk, Inc. Class A (a)	36,231	2,802,830
Upland Software, Inc. (a)	78,137	3,216,900
Varonis Systems, Inc. (a)	75,530	4,352,039
Workday, Inc. Class A (a)	15,560	3,714,794
Yext, Inc. (a)	225,412	3,221,137
Zoom Video Communications, Inc. Class A (a)	8,579	3,320,330
Zscaler, Inc. (a)	18,772	4,055,878
		182,175,862
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Pure Storage, Inc. Class A (a)	157,472	3,075,428
TOTAL COMMON STOCKS (Cost $331,251,281)		363,888,117
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	371,487	371,598
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	28,664,569	$ 28,664,569
TOTAL SHORT-TERM INVESTMENTS (Cost $29,036,132)		29,036,167
TOTAL INVESTMENTS — 107.9% (Cost $360,287,413)		392,924,284
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(28,785,495)
NET ASSETS — 100.0%		$ 364,138,789
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 363,888,117	$—	$—	$ 363,888,117
Short-Term Investments	29,036,167	—	—	29,036,167
TOTAL INVESTMENTS	$392,924,284	$—	$—	$392,924,284
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,495	$ 4,497	$ 9,220,948	$ 8,853,870	$(12)	$35	371,487	$ 371,598	$ 129
State Street Navigator Securities Lending Portfolio II	15,310,360	15,310,360	267,600,142	254,245,933	—	—	28,664,569	28,664,569	161,811
Total		$15,314,857	$276,821,090	$263,099,803	$(12)	$35		$29,036,167	$161,940
See accompanying notes to financial statements.
64

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 2.2%
BHP Group, Ltd. (a)	18,341	$ 668,785
National Australia Bank, Ltd.	39,088	769,434
Rio Tinto PLC	7,758	637,572
		2,075,791
BELGIUM — 0.6%
Anheuser-Busch InBev SA/NV	8,652	623,936
BRAZIL — 0.7%
Petroleo Brasileiro SA Preference Shares ADR	37,317	440,714
Petroleo Brasileiro SA Preference Shares	42,000	246,332
		687,046
CANADA — 1.5%
Nutrien, Ltd. (a)	12,264	743,882
Royal Bank of Canada	6,659	675,364
		1,419,246
CHINA — 3.5%
Alibaba Group Holding, Ltd. ADR (b)	1,813	411,152
China Construction Bank Corp. Class H	693,288	545,464
China Petroleum & Chemical Corp. Class H	1,132,147	572,936
Industrial & Commercial Bank of China, Ltd. Class H	893,110	524,422
PetroChina Co., Ltd. Class H	1,522,601	741,121
Tencent Holdings, Ltd.	7,406	556,939
		3,352,034
DENMARK — 0.7%
Vestas Wind Systems A/S	16,292	636,034
FINLAND — 0.6%
Sampo Oyj Class A	11,888	546,438
FRANCE — 6.1%
Air Liquide SA	2,952	516,925
BNP Paribas SA	11,453	718,087
Carrefour SA	28,293	556,471
Cie de Saint-Gobain	11,641	766,734
Engie SA	35,563	487,280
LVMH Moet Hennessy Louis Vuitton SE	993	778,746
Societe Generale SA	32,185	948,862
TotalEnergies SE	12,712	575,193
Vinci SA	5,337	569,560
		5,917,858
GERMANY — 4.3%
Allianz SE	2,281	568,870
BASF SE	7,605	599,207
Daimler AG	8,958	799,934
Deutsche Bank AG (b)	52,861	688,689
E.ON SE	41,652	481,800
Security Description	Shares	Value
SAP SE	3,045	$ 429,139
Siemens AG	3,905	618,787
		4,186,426
HONG KONG — 0.5%
CLP Holdings, Ltd.	50,827	502,651
INDIA — 1.3%
Infosys, Ltd. ADR	37,948	804,118
Reliance Industries, Ltd. GDR (c)	1,811	102,503
Reliance Industries, Ltd.	11,488	326,209
		1,232,830
ITALY — 1.3%
Assicurazioni Generali SpA	32,115	643,830
UniCredit SpA	51,188	604,004
		1,247,834
JAPAN — 9.6%
Bridgestone Corp. (a)	15,027	684,399
Canon, Inc. (a)	29,483	667,545
Honda Motor Co., Ltd.	19,605	627,063
Komatsu, Ltd.	21,947	545,857
Mitsubishi Corp.	20,311	554,119
Mitsubishi UFJ Financial Group, Inc.	119,689	647,134
Mitsui & Co., Ltd.	27,273	614,435
Mizuho Financial Group, Inc.	36,622	523,808
Nippon Steel Corp.	45,261	764,001
Panasonic Corp.	53,505	619,702
Seven & i Holdings Co., Ltd.	15,418	735,824
SoftBank Group Corp.	8,956	627,380
Sony Group Corp.	6,329	616,705
Takeda Pharmaceutical Co., Ltd.	13,301	445,684
Toyota Motor Corp.	7,495	655,703
		9,329,359
LUXEMBOURG — 1.2%
ArcelorMittal SA	38,443	1,178,491
MEXICO — 0.6%
America Movil SAB de CV Series L	776,635	585,095
NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class A	451	9,014
Royal Dutch Shell PLC Class B	17,103	330,541
Royal Dutch Shell PLC Class A	18,455	372,146
		711,701
RUSSIA — 0.8%
Gazprom PJSC ADR (a)	103,867	791,674
SOUTH AFRICA — 2.5%
Anglo American PLC	19,885	789,080
MTN Group, Ltd. (a)(b)	142,262	1,028,501
Naspers, Ltd. Class N	2,768	581,212
		2,398,793

See accompanying notes to financial statements.
65

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	345	$ 615,307
Samsung Electronics Co., Ltd.	1,116	79,973
		695,280
SPAIN — 2.6%
Banco Bilbao Vizcaya Argentaria SA	169,813	1,052,822
Banco Santander SA (b)	228,895	873,923
Telefonica SA	126,862	592,904
		2,519,649
SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson Class B	44,575	560,618
SWITZERLAND — 3.3%
ABB, Ltd.	18,654	633,471
Credit Suisse Group AG	45,153	473,439
Nestle SA	4,040	503,585
Novartis AG	5,432	495,512
Roche Holding AG	1,347	507,921
UBS Group AG	39,867	610,717
		3,224,645
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,086	731,294
UNITED KINGDOM — 4.6%
AstraZeneca PLC	4,526	542,900
BAE Systems PLC	76,327	550,407
BP PLC	145,824	634,563
GlaxoSmithKline PLC	25,032	490,835
HSBC Holdings PLC	118,519	683,237
National Grid PLC	45,370	577,124
Tesco PLC	138,530	426,665
Vodafone Group PLC	347,093	581,815
		4,487,546
UNITED STATES — 48.2%
3M Co.	2,926	581,191
Abbott Laboratories	4,641	538,031
Accenture PLC Class A	2,100	619,059
Adobe, Inc. (b)	1,042	610,237
Alphabet, Inc. Class A (b)	166	405,337
Alphabet, Inc. Class C (b)	158	395,999
Amazon.com, Inc. (b)	158	543,545
American Express Co.	4,702	776,912
American International Group, Inc.	17,231	820,196
Amgen, Inc.	1,995	486,281
Apple, Inc.	4,343	594,817
AT&T, Inc.	17,017	489,749
Bank of America Corp.	19,361	798,254
Bank of New York Mellon Corp.	13,680	700,826
Baxter International, Inc.	5,938	478,009
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (b)	2,258	$ 627,543
Boeing Co. (b)	3,058	732,575
Booking Holdings, Inc. (b)	277	606,101
Carnival Corp. (b)	27,660	729,118
Caterpillar, Inc.	3,185	693,152
Chevron Corp.	6,355	665,623
Cisco Systems, Inc.	12,361	655,133
Coca-Cola Co.	9,667	523,081
Colgate-Palmolive Co.	6,461	525,602
ConocoPhillips	14,885	906,497
CVS Health Corp.	8,572	715,248
Deere & Co.	2,282	804,884
Duke Energy Corp.	5,952	587,581
DuPont de Nemours, Inc.	8,445	653,728
eBay, Inc.	9,266	650,566
Exxon Mobil Corp.	13,347	841,929
Facebook, Inc. Class A (b)	1,857	645,698
FedEx Corp.	2,116	631,266
General Electric Co.	82,816	1,114,703
Gilead Sciences, Inc.	7,541	519,273
Goldman Sachs Group, Inc.	2,455	931,746
Home Depot, Inc.	1,787	569,856
Honeywell International, Inc.	2,971	651,689
Howmet Aerospace, Inc. (b)	27,530	948,959
HP, Inc.	25,615	773,317
Intel Corp.	9,960	559,154
International Business Machines Corp.	3,999	586,213
Johnson & Johnson	3,311	545,454
JPMorgan Chase & Co.	4,850	754,369
McDonald's Corp.	2,225	513,953
Medtronic PLC	4,637	575,591
Merck & Co., Inc.	5,817	452,388
Microsoft Corp.	2,414	653,953
Mondelez International, Inc. Class A	8,536	532,988
Netflix, Inc. (b)	1,026	541,944
NextEra Energy, Inc.	7,030	515,158
NIKE, Inc. Class B	4,119	636,344
PayPal Holdings, Inc. (b)	2,683	782,041
Pfizer, Inc.	14,373	562,847
Philip Morris International, Inc.	6,021	596,741
Procter & Gamble Co.	3,545	478,327
QUALCOMM, Inc.	4,328	618,601
Raytheon Technologies Corp.	8,109	691,779
Schlumberger NV	27,608	883,732
Simon Property Group, Inc. REIT	7,689	1,003,261
Southwest Airlines Co. (b)	12,677	673,022
Starbucks Corp.	5,764	644,473
Travelers Cos., Inc.	4,289	642,106
Union Pacific Corp.	2,517	553,564
United Parcel Service, Inc. Class B	3,057	635,764
UnitedHealth Group, Inc.	1,637	655,520
Verizon Communications, Inc.	8,177	458,157

See accompanying notes to financial statements.
66

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Visa, Inc. Class A	2,456	$ 574,262
Walmart, Inc.	3,597	507,249
Walt Disney Co. (b)	3,716	653,161
Wells Fargo & Co.	20,335	920,972
Williams Cos., Inc.	24,447	649,068
		46,595,467
TOTAL COMMON STOCKS (Cost $74,852,766)		96,237,736

SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e)	99,094	99,094
State Street Navigator Securities Lending Portfolio II (f) (g)	4,114,813	4,114,813
TOTAL SHORT-TERM INVESTMENTS (Cost $4,213,907)		4,213,907
TOTAL INVESTMENTS — 103.8% (Cost $79,066,673)		100,451,643
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(3,701,915)
NET ASSETS — 100.0%		$ 96,749,728

(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1	09/17/2021	$ 211,836	$214,430	$ 2,594
MSCI EAFE Index (long)	2	09/17/2021	236,236	230,410	(5,826)
Total unrealized appreciation/depreciation on open futures contracts.					$(3,232)
During the period ended June 30, 2021, average notional value related to futures contracts was $304,971.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 96,237,736	$—	$—	$ 96,237,736
Short-Term Investments	4,213,907	—	—	4,213,907
TOTAL INVESTMENTS	$100,451,643	$—	$—	$100,451,643
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(3,232)	—	—	(3,232)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (3,232)	$—	$—	$ (3,232)
See accompanying notes to financial statements.
67

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$ 100,448,411	$—	$—	$ 100,448,411
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	19.7%
Industrials	14.7
Information Technology	11.3
Consumer Discretionary	11.0
Energy	9.4
Health Care	8.3
Communication Services	7.8
Materials	6.8
Consumer Staples	6.2
Utilities	3.3
Real Estate	1.0
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	57,177	$ 57,177	$ 2,993,417	$ 2,951,500	$—	$—	99,094	$ 99,094	$ 47
State Street Navigator Securities Lending Portfolio II	868,777	868,777	18,525,426	15,279,390	—	—	4,114,813	4,114,813	7,674
Total		$925,954	$21,518,843	$18,230,890	$—	$—		$4,213,907	$7,721
See accompanying notes to financial statements.
68

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.1%
Boeing Co. (a)	2,236	$ 535,656
General Dynamics Corp.	3,396	639,331
HEICO Corp.	1,400	195,188
HEICO Corp. Class A	2,352	292,071
Howmet Aerospace, Inc. (a)	2,964	102,169
Huntington Ingalls Industries, Inc.	2,006	422,765
L3Harris Technologies, Inc.	1,960	423,654
Lockheed Martin Corp.	13,844	5,237,877
Northrop Grumman Corp.	2,435	884,952
Raytheon Technologies Corp.	19,558	1,668,493
Teledyne Technologies, Inc. (a)	221	92,562
Textron, Inc.	3,334	229,279
TransDigm Group, Inc. (a)	179	115,865
		10,839,862
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	27,798	2,603,839
Expeditors International of Washington, Inc.	20,661	2,615,683
FedEx Corp.	3,193	952,568
United Parcel Service, Inc. Class B	7,062	1,468,684
XPO Logistics, Inc. (a)	1,077	150,661
		7,791,435
AIRLINES — 0.0% (b)
Delta Air Lines, Inc. (a)	1,656	71,638
Southwest Airlines Co. (a)	1,177	62,487
		134,125
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	2,150	338,260
Autoliv, Inc.	1,219	119,169
BorgWarner, Inc.	4,368	212,023
Lear Corp.	1,408	246,794
		916,246
AUTOMOBILES — 0.5%
Ford Motor Co. (a)	127,645	1,896,805
General Motors Co. (a)	44,157	2,612,769
Tesla, Inc. (a)	593	403,062
		4,912,636
BANKS — 3.6%
Bank of America Corp.	171,336	7,064,183
Citigroup, Inc.	70,481	4,986,531
Citizens Financial Group, Inc.	11,450	525,212
Fifth Third Bancorp	15,314	585,454
First Republic Bank	1,684	315,194
Huntington Bancshares, Inc.	32,441	462,933
JPMorgan Chase & Co.	53,931	8,388,428
KeyCorp.	21,580	445,627
M&T Bank Corp.	3,039	441,597
PNC Financial Services Group, Inc.	7,941	1,514,825
Regions Financial Corp.	20,746	418,654
SVB Financial Group (a)	1,997	1,111,191
Truist Financial Corp.	27,213	1,510,322
Security Description	Shares	Value
US Bancorp	25,574	$ 1,456,951
Wells Fargo & Co.	103,532	4,688,964
		33,916,066
BEVERAGES — 1.2%
Boston Beer Co., Inc. Class A (a)	1,239	1,264,771
Brown-Forman Corp. Class B	10,502	787,020
Coca-Cola Co.	22,817	1,234,628
Constellation Brands, Inc. Class A	1,535	359,021
Keurig Dr. Pepper, Inc.	6,173	217,537
Molson Coors Beverage Co. Class B (a)	4,368	234,518
Monster Beverage Corp. (a)	15,129	1,382,034
PepsiCo, Inc.	40,001	5,926,948
		11,406,477
BIOTECHNOLOGY — 3.6%
AbbVie, Inc.	11,334	1,276,662
Alexion Pharmaceuticals, Inc. (a)	8,332	1,530,672
Alnylam Pharmaceuticals, Inc. (a)	57	9,663
Amgen, Inc.	27,462	6,693,862
Biogen, Inc. (a)	7,615	2,636,846
BioMarin Pharmaceutical, Inc. (a)	9,524	794,683
Exact Sciences Corp. (a)	261	32,445
Gilead Sciences, Inc.	76,181	5,245,824
Horizon Therapeutics PLC (a)	15,081	1,412,185
Incyte Corp. (a)	15,101	1,270,447
Moderna, Inc. (a)	7,057	1,658,254
Neurocrine Biosciences, Inc. (a)	347	33,770
Regeneron Pharmaceuticals, Inc. (a)	11,775	6,576,808
Seagen, Inc. (a)	3,542	559,211
Vertex Pharmaceuticals, Inc. (a)	20,958	4,225,761
		33,957,093
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	5,073	365,560
Allegion PLC	3,321	462,615
Carrier Global Corp.	13,661	663,925
Fortune Brands Home & Security, Inc.	1,137	113,257
Johnson Controls International PLC	7,960	546,295
Lennox International, Inc.	181	63,495
Masco Corp.	2,141	126,126
Owens Corning	1,376	134,710
Trane Technologies PLC	1,648	303,463
		2,779,446
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc.	4,857	1,208,810
Apollo Global Management, Inc. (c)	724	45,033
Bank of New York Mellon Corp.	17,550	899,086
BlackRock, Inc.	5,585	4,886,707
Blackstone Group, Inc. Class A	3,036	294,917
Carlyle Group, Inc.	854	39,694
Cboe Global Markets, Inc.	9,468	1,127,165
Charles Schwab Corp.	9,474	689,802
CME Group, Inc.	12,404	2,638,083

See accompanying notes to financial statements.
69

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
FactSet Research Systems, Inc.	1,433	$ 480,929
Franklin Resources, Inc.	4,714	150,801
Goldman Sachs Group, Inc.	6,138	2,329,555
Intercontinental Exchange, Inc.	21,094	2,503,858
Invesco, Ltd.	7,540	201,544
KKR & Co., Inc.	4,611	273,156
MarketAxess Holdings, Inc.	1,931	895,192
Moody's Corp.	5,392	1,953,899
Morgan Stanley	20,315	1,862,682
MSCI, Inc.	144	76,764
Nasdaq, Inc.	788	138,530
Northern Trust Corp.	2,396	277,026
Raymond James Financial, Inc.	1,494	194,071
S&P Global, Inc.	806	330,823
SEI Investments Co.	5,298	328,317
State Street Corp. (d)	6,696	550,947
T Rowe Price Group, Inc.	9,682	1,916,746
Tradeweb Markets, Inc. Class A	10,086	852,872
		27,147,009
CHEMICALS — 0.9%
Air Products & Chemicals, Inc.	4,829	1,389,207
Albemarle Corp.	850	143,191
Celanese Corp.	1,166	176,766
CF Industries Holdings, Inc.	2,309	118,798
Corteva, Inc.	8,766	388,772
Dow, Inc.	9,816	621,156
DuPont de Nemours, Inc.	10,293	796,781
Eastman Chemical Co.	1,793	209,333
Ecolab, Inc.	1,357	279,501
FMC Corp.	1,140	123,348
International Flavors & Fragrances, Inc.	1,029	153,733
Linde PLC	4,299	1,242,841
LyondellBasell Industries NV Class A	4,721	485,649
Mosaic Co.	6,065	193,534
PPG Industries, Inc.	1,707	289,797
RPM International, Inc.	966	85,665
Sherwin-Williams Co.	8,571	2,335,169
		9,033,241
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Cintas Corp.	3,204	1,223,928
Copart, Inc. (a)	7,477	985,693
Republic Services, Inc.	38,580	4,244,186
Rollins, Inc.	18,790	642,618
Waste Connections, Inc.	34,717	4,146,251
Waste Management, Inc.	35,577	4,984,694
		16,227,370
COMMUNICATIONS EQUIPMENT — 1.8%
Arista Networks, Inc. (a)	3,156	1,143,450
Cisco Systems, Inc.	217,336	11,518,808
F5 Networks, Inc. (a)	2,258	421,478
Juniper Networks, Inc.	16,563	452,998
Security Description	Shares	Value
Motorola Solutions, Inc.	15,775	$ 3,420,809
		16,957,543
CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	429	150,926
Vulcan Materials Co.	837	145,697
		296,623
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	7,628	380,179
American Express Co.	5,868	969,570
Capital One Financial Corp.	8,173	1,264,281
Discover Financial Services	3,630	429,393
Synchrony Financial	11,013	534,351
		3,577,774
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	33,053	378,787
Avery Dennison Corp.	3,005	631,771
Ball Corp.	5,442	440,911
Crown Holdings, Inc.	1,510	154,337
International Paper Co.	6,033	369,883
Packaging Corp. of America	1,008	136,503
Sealed Air Corp.	1,503	89,053
Westrock Co.	5,616	298,884
		2,500,129
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,673	211,584
LKQ Corp. (a)	3,756	184,871
Pool Corp.	1,688	774,218
		1,170,673
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Berkshire Hathaway, Inc. Class B (a)	29,611	8,229,489
Equitable Holdings, Inc.	6,499	197,895
Voya Financial, Inc.	2,104	129,396
		8,556,780
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	248,779	7,159,860
Liberty Global PLC Class A (a)	2,644	71,811
Liberty Global PLC Class C (a)	6,450	174,408
Lumen Technologies, Inc.	29,328	398,567
Verizon Communications, Inc.	143,303	8,029,267
		15,833,913
ELECTRIC UTILITIES — 2.5%
Alliant Energy Corp.	8,921	497,435
American Electric Power Co., Inc.	22,075	1,867,324
Duke Energy Corp.	41,671	4,113,761
Edison International	8,290	479,328
Entergy Corp.	3,804	379,259
Evergy, Inc.	7,051	426,092
Eversource Energy	12,885	1,033,892
Exelon Corp.	22,666	1,004,331
FirstEnergy Corp.	8,133	302,629
NextEra Energy, Inc.	69,712	5,108,495

See accompanying notes to financial statements.
70

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
NRG Energy, Inc.	4,690	$ 189,007
PG&E Corp. (a)	66,904	680,414
Pinnacle West Capital Corp.	1,752	143,611
PPL Corp.	13,831	386,853
Southern Co.	59,978	3,629,269
Xcel Energy, Inc.	50,080	3,299,270
		23,540,970
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	1,435	191,572
Eaton Corp. PLC	3,562	527,817
Emerson Electric Co.	22,236	2,139,993
Generac Holdings, Inc. (a)	6,550	2,719,232
Plug Power, Inc. (a)	940	32,139
Rockwell Automation, Inc.	5,042	1,442,113
Sensata Technologies Holding PLC (a)	1,637	94,897
Sunrun, Inc. (a) (c)	1,440	80,323
		7,228,086
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	52,374	3,582,905
Arrow Electronics, Inc. (a)	2,386	271,598
CDW Corp.	5,417	946,079
Cognex Corp.	5,567	467,906
Corning, Inc.	7,243	296,239
IPG Photonics Corp. (a)	268	56,486
Keysight Technologies, Inc. (a)	19,311	2,981,812
TE Connectivity, Ltd.	5,599	757,041
Trimble, Inc. (a)	1,274	104,252
Zebra Technologies Corp. Class A (a)	1,781	943,022
		10,407,340
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	18,199	416,211
Halliburton Co.	9,833	227,339
Schlumberger NV	11,461	366,867
		1,010,417
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	41,952	4,003,899
Electronic Arts, Inc.	30,194	4,342,803
Liberty Media Corp.-Liberty Formula One Class C (a)	1,410	67,976
Live Nation Entertainment, Inc. (a) (c)	528	46,247
Netflix, Inc. (a)	2,394	1,264,535
Roku, Inc. (a)	43	19,748
Take-Two Interactive Software, Inc. (a)	16,468	2,915,165
Walt Disney Co. (a)	27,389	4,814,165
		17,474,538
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.7%
Alexandria Real Estate Equities, Inc. REIT	1,083	197,041
Security Description	Shares	Value
American Tower Corp. REIT	4,997	$ 1,349,890
AvalonBay Communities, Inc. REIT	1,132	236,237
Boston Properties, Inc. REIT	1,465	167,874
Camden Property Trust REIT	561	74,428
Crown Castle International Corp. REIT	12,218	2,383,732
Digital Realty Trust, Inc. REIT	1,790	269,323
Duke Realty Corp. REIT	2,427	114,919
Equinix, Inc. REIT	622	499,217
Equity LifeStyle Properties, Inc. REIT	881	65,467
Equity Residential REIT	3,076	236,852
Essex Property Trust, Inc. REIT	449	134,705
Extra Space Storage, Inc. REIT	9,057	1,483,718
Healthpeak Properties, Inc. REIT	4,349	144,778
Host Hotels & Resorts, Inc. REIT (a)	6,615	113,050
Invitation Homes, Inc. REIT	3,786	141,180
Iron Mountain, Inc. REIT	2,515	106,435
Medical Properties Trust, Inc. REIT	8,060	162,006
Mid-America Apartment Communities, Inc. REIT	723	121,768
Omega Healthcare Investors, Inc. REIT	2,249	81,616
Prologis, Inc. REIT	4,879	583,187
Public Storage REIT	16,931	5,090,982
Realty Income Corp. REIT	2,732	182,334
Regency Centers Corp. REIT	1,605	102,832
SBA Communications Corp. REIT	1,530	487,611
Simon Property Group, Inc. REIT	2,796	364,822
Sun Communities, Inc. REIT	608	104,211
UDR, Inc. REIT	1,914	93,748
Ventas, Inc. REIT	3,884	221,776
VEREIT, Inc.	3,237	148,675
VICI Properties, Inc. REIT	5,386	167,074
Vornado Realty Trust REIT	1,412	65,898
Welltower, Inc. REIT	3,462	287,692
Weyerhaeuser Co. REIT	4,872	167,694
WP Carey, Inc. REIT	1,911	142,599
		16,295,371
FOOD & STAPLES RETAILING — 2.9%
Costco Wholesale Corp.	18,524	7,329,391
Kroger Co.	147,384	5,646,281
Sysco Corp.	6,450	501,488
Walmart, Inc.	91,918	12,962,276
Walgreens Boots Alliance, Inc.	22,072	1,161,208
		27,600,644
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	11,680	707,808
Bunge, Ltd.	4,181	326,745
Campbell Soup Co.	13,706	624,857
Conagra Brands, Inc.	6,401	232,868
General Mills, Inc.	16,290	992,550
Hershey Co.	29,241	5,093,197
Hormel Foods Corp.	60,182	2,873,690

See accompanying notes to financial statements.
71

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
J.M. Smucker Co.	7,963	$ 1,031,766
Kellogg Co.	23,588	1,517,416
Kraft Heinz Co.	12,019	490,135
Lamb Weston Holdings, Inc.	1,012	81,628
McCormick & Co., Inc.	11,628	1,026,985
Mondelez International, Inc. Class A	39,402	2,460,261
Tyson Foods, Inc. Class A	6,703	494,413
		17,954,319
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	1,476	141,859
UGI Corp.	3,588	166,160
		308,019
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	16,773	1,944,494
ABIOMED, Inc. (a)	1,439	449,126
Align Technology, Inc. (a)	2,822	1,724,242
Baxter International, Inc.	24,444	1,967,742
Becton Dickinson and Co.	5,913	1,437,982
Boston Scientific Corp. (a)	9,035	386,337
Cooper Cos., Inc.	4,434	1,757,061
Danaher Corp.	16,545	4,440,016
DENTSPLY SIRONA, Inc.	1,302	82,365
DexCom, Inc. (a)	112	47,824
Edwards Lifesciences Corp. (a)	20,400	2,112,828
Hologic, Inc. (a)	1,921	128,169
IDEXX Laboratories, Inc. (a)	3,780	2,387,259
Insulet Corp. (a)	33	9,059
Intuitive Surgical, Inc. (a)	3,574	3,286,793
Masimo Corp. (a)	3,720	901,914
Medtronic PLC	36,785	4,566,122
Novocure, Ltd. (a)	26	5,767
ResMed, Inc.	4,921	1,213,125
STERIS PLC	562	115,941
Stryker Corp.	1,626	422,321
Teleflex, Inc.	268	107,680
West Pharmaceutical Services, Inc.	3,843	1,380,021
Zimmer Biomet Holdings, Inc.	1,379	221,771
		31,095,959
HEALTH CARE PROVIDERS & SERVICES — 3.4%
AmerisourceBergen Corp.	7,517	860,621
Anthem, Inc.	7,864	3,002,475
Cardinal Health, Inc.	17,681	1,009,408
Centene Corp. (a)	13,101	955,456
Cigna Corp.	7,159	1,697,184
CVS Health Corp.	36,035	3,006,760
DaVita, Inc. (a)	921	110,916
HCA Healthcare, Inc.	2,989	617,946
Henry Schein, Inc. (a)	6,107	453,078
Humana, Inc.	2,619	1,159,484
Laboratory Corp. of America Holdings (a)	1,223	337,365
McKesson Corp.	6,969	1,332,752
Molina Healthcare, Inc. (a)	777	196,628
Security Description	Shares	Value
Quest Diagnostics, Inc.	3,473	$ 458,332
UnitedHealth Group, Inc.	43,523	17,428,350
Universal Health Services, Inc. Class B	1,345	196,948
		32,823,703
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	4,287	335,072
Teladoc Health, Inc. (a) (c)	2,478	412,066
Veeva Systems, Inc. Class A (a)	5,162	1,605,124
		2,352,262
HOTELS, RESTAURANTS & LEISURE — 1.1%
Aramark	3,392	126,352
Booking Holdings, Inc. (a)	219	479,192
Caesars Entertainment, Inc. (a)	758	78,642
Carnival Corp. (a)	8,176	215,519
Chipotle Mexican Grill, Inc. (a)	70	108,524
Darden Restaurants, Inc.	1,074	156,793
Domino's Pizza, Inc.	1,798	838,749
DraftKings, Inc. Class A (a) (c)	299	15,599
Expedia Group, Inc. (a)	539	88,240
Hilton Worldwide Holdings, Inc. (a)	712	85,881
Las Vegas Sands Corp. (a)	1,907	100,480
Marriott International, Inc. Class A (a)	1,044	142,527
McDonald's Corp.	19,025	4,394,585
MGM Resorts International	2,962	126,329
Royal Caribbean Cruises, Ltd. (a)	1,483	126,470
Starbucks Corp.	25,552	2,856,969
Vail Resorts, Inc. (a)	226	71,534
Wynn Resorts, Ltd. (a)	415	50,755
Yum! Brands, Inc.	1,525	175,421
		10,238,561
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	14,705	1,328,891
Garmin, Ltd.	13,010	1,881,766
Lennar Corp. Class A	4,750	471,912
Mohawk Industries, Inc. (a)	967	185,848
Newell Brands, Inc.	2,759	75,790
NVR, Inc. (a)	144	716,155
PulteGroup, Inc.	12,038	656,914
Whirlpool Corp.	1,175	256,174
		5,573,450
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	22,116	1,884,725
Clorox Co.	12,700	2,284,857
Colgate-Palmolive Co.	18,124	1,474,387
Kimberly-Clark Corp.	9,847	1,317,332
Procter & Gamble Co.	40,520	5,467,364
		12,428,665
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	7,953	207,335

See accompanying notes to financial statements.
72

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Vistra Corp.	15,735	$ 291,884
		499,219
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	23,148	4,597,888
General Electric Co.	92,257	1,241,779
Honeywell International, Inc.	9,974	2,187,797
Roper Technologies, Inc.	621	291,994
		8,319,458
INSURANCE — 3.4%
Aflac, Inc.	33,018	1,771,746
Alleghany Corp. (a)	269	179,442
Allstate Corp.	26,127	3,408,006
American Financial Group, Inc.	1,141	142,306
American International Group, Inc.	20,310	966,756
Aon PLC Class A	17,818	4,254,226
Arch Capital Group, Ltd. (a)	8,100	315,414
Arthur J Gallagher & Co.	17,920	2,510,234
Assurant, Inc.	1,019	159,147
Athene Holding, Ltd. Class A (a)	3,920	264,600
Brown & Brown, Inc.	30,539	1,622,842
Chubb, Ltd.	7,617	1,210,646
Cincinnati Financial Corp.	2,157	251,549
Erie Indemnity Co. Class A	2,150	415,703
Everest Re Group, Ltd.	803	202,364
Fidelity National Financial, Inc.	12,998	564,893
Globe Life, Inc.	4,276	407,289
Hartford Financial Services Group, Inc.	7,251	449,344
Lincoln National Corp.	5,622	353,286
Loews Corp.	4,904	268,004
Markel Corp. (a)	218	258,703
Marsh & McLennan Cos., Inc.	21,800	3,066,824
MetLife, Inc.	17,955	1,074,607
Principal Financial Group, Inc.	5,093	321,827
Progressive Corp.	43,491	4,271,251
Prudential Financial, Inc.	8,388	859,518
Reinsurance Group of America, Inc.	2,029	231,306
RenaissanceRe Holdings, Ltd.	1,110	165,190
Travelers Cos., Inc.	8,923	1,335,862
Willis Towers Watson PLC	4,555	1,047,741
WR Berkley Corp.	2,020	150,349
		32,500,975
INTERACTIVE MEDIA & SERVICES — 5.2%
Alphabet, Inc. Class A (a)	4,772	11,652,222
Alphabet, Inc. Class C (a)	6,292	15,769,766
Facebook, Inc. Class A (a)	61,335	21,326,793
IAC/InterActiveCorp. (a)	4,384	675,881
Match Group, Inc. (a)	261	42,086
Pinterest, Inc. Class A (a)	517	40,817
Snap, Inc. Class A (a)	375	25,553
Twitter, Inc. (a)	2,519	173,332
Zillow Group, Inc. Class A (a)	113	13,846
Zillow Group, Inc. Class C (a) (c)	296	36,177
		49,756,473
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	1,696	$ 5,834,511
Chewy, Inc. Class A (a) (c)	43	3,428
eBay, Inc.	32,581	2,287,512
Etsy, Inc. (a)	262	53,930
MercadoLibre, Inc. (a)	17	26,483
Wayfair, Inc. Class A (a) (c)	102	32,202
		8,238,066
IT SERVICES — 9.4%
Accenture PLC Class A	40,999	12,086,095
Akamai Technologies, Inc. (a)	17,606	2,052,860
Automatic Data Processing, Inc.	27,578	5,477,542
Broadridge Financial Solutions, Inc.	11,378	1,837,888
Cognizant Technology Solutions Corp. Class A	39,491	2,735,147
EPAM Systems, Inc. (a)	3,173	1,621,276
Fidelity National Information Services, Inc.	16,276	2,305,821
Fiserv, Inc. (a)	25,657	2,742,477
FleetCor Technologies, Inc. (a)	486	124,445
Gartner, Inc. (a)	331	80,168
Global Payments, Inc.	2,291	429,654
GoDaddy, Inc. Class A (a)	453	39,393
International Business Machines Corp.	20,100	2,946,459
Jack Henry & Associates, Inc.	15,293	2,500,558
Mastercard, Inc. Class A	44,151	16,119,088
MongoDB, Inc. (a)	5	1,808
Okta, Inc. (a)	32	7,830
Paychex, Inc.	49,182	5,277,229
PayPal Holdings, Inc. (a)	35,345	10,302,361
Snowflake, Inc. Class A (a)	56	13,541
Square, Inc. Class A (a)	287	69,971
Twilio, Inc. Class A (a)	263	103,664
VeriSign, Inc. (a)	5,303	1,207,440
Visa, Inc. Class A	78,657	18,391,580
Western Union Co.	72,551	1,666,496
		90,140,791
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,236	116,827
Peloton Interactive, Inc. Class A (a)	10,121	1,255,206
		1,372,033
LIFE SCIENCES TOOLS & SERVICES — 0.8%
10X Genomics, Inc. Class A (a)	4,733	926,816
Agilent Technologies, Inc.	10,147	1,499,828
Avantor, Inc. (a)	2,295	81,495
Bio-Rad Laboratories, Inc. Class A (a)	2,136	1,376,203
Bio-Techne Corp.	97	43,675
Charles River Laboratories International, Inc. (a)	230	85,082
Illumina, Inc. (a)	4,420	2,091,588
IQVIA Holdings, Inc. (a)	860	208,395
Mettler-Toledo International, Inc. (a)	69	95,589
PerkinElmer, Inc.	729	112,565

See accompanying notes to financial statements.
73

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
PPD, Inc. (a)	290	$ 13,366
Thermo Fisher Scientific, Inc.	2,308	1,164,317
Waters Corp. (a)	270	93,315
		7,792,234
MACHINERY — 1.1%
Caterpillar, Inc.	4,550	990,216
Cummins, Inc.	6,091	1,485,047
Deere & Co.	4,472	1,577,319
Dover Corp.	1,054	158,732
Fortive Corp.	2,412	168,213
IDEX Corp.	2,510	552,326
Illinois Tool Works, Inc.	12,045	2,692,780
Ingersoll Rand, Inc. (a)	2,380	116,168
Nordson Corp.	311	68,268
Otis Worldwide Corp.	4,786	391,351
PACCAR, Inc.	5,175	461,869
Parker-Hannifin Corp.	975	299,432
Pentair PLC	1,195	80,651
Snap-on, Inc.	2,126	475,012
Stanley Black & Decker, Inc.	1,480	303,385
Westinghouse Air Brake Technologies Corp.	2,167	178,344
Xylem, Inc.	1,047	125,598
		10,124,711
MEDIA — 1.4%
Altice USA, Inc. Class A (a)	2,503	85,452
Cable One, Inc.	32	61,210
Charter Communications, Inc. Class A (a)	2,915	2,103,027
Comcast Corp. Class A	90,743	5,174,166
Discovery, Inc. Class A (a) (c)	4,368	134,010
Discovery, Inc. Class C (a)	9,800	284,004
DISH Network Corp. Class A (a)	4,238	177,148
Fox Corp. Class A	5,267	195,564
Fox Corp. Class B	8,207	288,886
Interpublic Group of Cos., Inc.	5,250	170,573
Liberty Broadband Corp. Class A (a)	193	32,457
Liberty Broadband Corp. Class C (a)	10,131	1,759,350
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,217	56,688
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,298	106,604
News Corp. Class A	59,417	1,531,176
Omnicom Group, Inc.	10,694	855,413
Sirius XM Holdings, Inc. (c)	7,195	47,055
ViacomCBS, Inc. Class B	13,853	626,156
		13,688,939
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	7,253	269,159
Newmont Corp.	69,208	4,386,403
Nucor Corp.	4,170	400,028
Security Description	Shares	Value
Steel Dynamics, Inc.	3,205	$ 191,018
		5,246,608
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (b)
AGNC Investment Corp. REIT	5,964	100,732
Annaly Capital Management, Inc. REIT	13,690	121,567
		222,299
MULTI-UTILITIES — 1.0%
Ameren Corp.	2,899	232,036
CenterPoint Energy, Inc.	6,948	170,365
CMS Energy Corp.	13,725	810,873
Consolidated Edison, Inc.	40,989	2,939,731
Dominion Energy, Inc.	24,247	1,783,852
DTE Energy Co.	2,728	353,549
NiSource, Inc.	5,360	131,320
Public Service Enterprise Group, Inc.	7,068	422,242
Sempra Energy	3,792	502,364
WEC Energy Group, Inc.	23,721	2,109,983
		9,456,315
MULTILINE RETAIL — 1.3%
Dollar General Corp.	11,908	2,576,772
Dollar Tree, Inc. (a)	11,639	1,158,081
Target Corp.	35,462	8,572,584
		12,307,437
OIL, GAS & CONSUMABLE FUELS — 1.6%
Cheniere Energy, Inc. (a)	8,992	779,966
Chevron Corp.	30,578	3,202,740
ConocoPhillips	18,470	1,124,823
Devon Energy Corp.	5,777	168,631
EOG Resources, Inc.	7,442	620,960
Exxon Mobil Corp.	66,686	4,206,553
Hess Corp.	1,170	102,164
Kinder Morgan, Inc.	31,290	570,417
Marathon Petroleum Corp.	20,825	1,258,246
Occidental Petroleum Corp.	13,893	434,434
ONEOK, Inc.	4,518	251,382
Phillips 66	11,343	973,456
Pioneer Natural Resources Co.	2,014	327,315
Valero Energy Corp.	12,333	962,961
Williams Cos., Inc.	11,435	303,599
		15,287,647
PERSONAL PRODUCTS — 0.0% (b)
Estee Lauder Cos., Inc. Class A	745	236,970
PHARMACEUTICALS — 6.1%
Bristol-Myers Squibb Co.	30,296	2,024,379
Catalent, Inc. (a)	632	68,332
Elanco Animal Health, Inc. (a)	3,329	115,483
Eli Lilly & Co.	54,937	12,609,140
Jazz Pharmaceuticals PLC (a)	603	107,117
Johnson & Johnson	130,066	21,427,073
Merck & Co., Inc.	159,781	12,426,168

See accompanying notes to financial statements.
74

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Pfizer, Inc.	124,338	$ 4,869,076
Royalty Pharma PLC Class A	1,119	45,868
Viatris, Inc.	40,435	577,816
Zoetis, Inc.	22,842	4,256,835
		58,527,287
PROFESSIONAL SERVICES — 0.4%
Booz Allen Hamilton Holding Corp.	11,531	982,211
Clarivate PLC (a)	2,065	56,849
CoStar Group, Inc. (a)	1,034	85,636
Equifax, Inc.	439	105,145
IHS Markit, Ltd.	1,862	209,773
Jacobs Engineering Group, Inc.	1,456	194,260
Leidos Holdings, Inc.	1,641	165,905
Robert Half International, Inc.	4,556	405,347
TransUnion	816	89,605
Verisk Analytics, Inc.	6,284	1,097,940
		3,392,671
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	3,999	342,834
ROAD & RAIL — 0.7%
AMERCO	1,721	1,014,357
CSX Corp.	17,602	564,672
JB Hunt Transport Services, Inc.	3,157	514,433
Kansas City Southern	473	134,034
Knight-Swift Transportation Holdings, Inc.	2,789	126,788
Lyft, Inc. Class A (a)	555	33,566
Norfolk Southern Corp.	1,800	477,738
Old Dominion Freight Line, Inc.	11,525	2,925,045
Uber Technologies, Inc. (a)	2,690	134,823
Union Pacific Corp.	4,434	975,170
		6,900,626
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.3%
Advanced Micro Devices, Inc. (a)	3,059	287,332
Analog Devices, Inc.	2,263	389,598
Applied Materials, Inc.	34,714	4,943,274
Broadcom, Inc.	4,164	1,985,562
Enphase Energy, Inc. (a)	222	40,766
Intel Corp.	206,063	11,568,377
KLA Corp.	6,132	1,988,056
Lam Research Corp.	5,587	3,635,461
Marvell Technology, Inc.	2,770	161,574
Maxim Integrated Products, Inc.	10,357	1,091,213
Microchip Technology, Inc.	1,226	183,581
Micron Technology, Inc. (a)	19,597	1,665,353
Monolithic Power Systems, Inc.	1,389	518,722
NVIDIA Corp.	19,881	15,906,788
NXP Semiconductors NV	1,216	250,156
ON Semiconductor Corp. (a)	3,654	139,875
Qorvo, Inc. (a)	627	122,673
QUALCOMM, Inc.	5,595	799,693
Skyworks Solutions, Inc.	6,482	1,242,923
SolarEdge Technologies, Inc. (a)	151	41,732
Security Description	Shares	Value
Teradyne, Inc.	6,505	$ 871,410
Texas Instruments, Inc.	55,411	10,655,535
Xilinx, Inc.	8,668	1,253,739
		59,743,393
SOFTWARE — 7.9%
Adobe, Inc. (a)	25,953	15,199,115
ANSYS, Inc. (a)	301	104,465
Autodesk, Inc. (a)	6,665	1,945,513
Avalara, Inc. (a)	63	10,193
Bentley Systems, Inc. Class B (c)	6,339	410,640
Black Knight, Inc. (a)	22,640	1,765,467
Cadence Design Systems, Inc. (a)	9,746	1,333,448
Ceridian HCM Holding, Inc. (a)	267	25,611
Citrix Systems, Inc.	20,844	2,444,376
Cloudflare, Inc. Class A (a)	9,671	1,023,579
Coupa Software, Inc. (a)	17	4,456
Crowdstrike Holdings, Inc. Class A (a)	35	8,796
Datadog, Inc. Class A (a)	44	4,580
DocuSign, Inc. (a)	40	11,183
Dropbox, Inc. Class A (a)	509	15,428
Dynatrace, Inc. (a)	213	12,443
Fair Isaac Corp. (a)	1,151	578,585
Fortinet, Inc. (a)	6,536	1,556,810
Guidewire Software, Inc. (a)	196	22,093
HubSpot, Inc. (a)	23	13,403
Intuit, Inc.	10,514	5,153,647
Microsoft Corp.	107,287	29,064,048
NortonLifeLock, Inc.	24,837	676,063
Oracle Corp.	58,990	4,591,782
Palo Alto Networks, Inc. (a)	1,993	739,503
Paycom Software, Inc. (a)	1,653	600,816
PTC, Inc. (a)	252	35,597
RingCentral, Inc. Class A (a)	24	6,974
salesforce.com, Inc. (a)	3,159	771,649
ServiceNow, Inc. (a)	182	100,018
Slack Technologies, Inc. Class A (a)	241	10,676
Splunk, Inc. (a)	183	26,458
SS&C Technologies Holdings, Inc.	1,970	141,958
Synopsys, Inc. (a)	555	153,063
Trade Desk, Inc. Class A (a)	694	53,688
Tyler Technologies, Inc. (a)	7,942	3,592,723
VMware, Inc. Class A (a)	503	80,465
Workday, Inc. Class A (a)	134	31,991
Zendesk, Inc. (a)	55	7,939
Zoom Video Communications, Inc. Class A (a)	5,142	1,990,108
Zscaler, Inc. (a)	4,815	1,040,329
		75,359,679
SPECIALTY RETAIL — 1.4%
Advance Auto Parts, Inc.	746	153,034
AutoZone, Inc. (a)	1,332	1,987,637
Best Buy Co., Inc.	11,804	1,357,224
Burlington Stores, Inc. (a)	263	84,683
CarMax, Inc. (a)	2,038	263,208

See accompanying notes to financial statements.
75

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Carvana Co. (a) (c)	68	$ 20,524
Home Depot, Inc.	15,611	4,978,192
L Brands, Inc.	2,158	155,505
Lowe's Cos., Inc.	5,518	1,070,326
O'Reilly Automotive, Inc. (a)	2,512	1,422,320
Ross Stores, Inc.	2,044	253,456
TJX Cos., Inc.	7,767	523,651
Tractor Supply Co.	4,300	800,058
Ulta Beauty, Inc. (a)	375	129,664
		13,199,482
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	198,960	27,249,562
Dell Technologies, Inc. Class C (a)	5,788	576,890
Hewlett Packard Enterprise Co.	37,367	544,811
HP, Inc.	22,134	668,225
NetApp, Inc.	1,874	153,331
Seagate Technology Holdings PLC	9,796	861,362
Western Digital Corp. (a)	4,287	305,106
		30,359,287
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Lululemon Athletica, Inc. (a)	4,254	1,552,583
NIKE, Inc. Class B	13,568	2,096,120
VF Corp.	2,130	174,745
		3,823,448
TOBACCO — 0.3%
Altria Group, Inc.	23,098	1,101,312
Philip Morris International, Inc.	15,653	1,551,369
		2,652,681
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	22,398	1,164,696
United Rentals, Inc. (a)	835	266,373
W.W. Grainger, Inc.	1,872	819,936
		2,251,005
WATER UTILITIES — 0.0% (b)
American Water Works Co., Inc.	2,489	383,629
Security Description	Shares	Value
Essential Utilities, Inc.	1,818	$ 83,083
		466,712
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile US, Inc. (a)	40,310	5,838,097
TOTAL COMMON STOCKS (Cost $787,461,401)		952,334,122
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	2,152,468	2,153,114
State Street Navigator Securities Lending Portfolio II (d) (g)	478,989	478,989
TOTAL SHORT-TERM INVESTMENTS (Cost $2,632,103)		2,632,103
TOTAL INVESTMENTS — 100.0% (Cost $790,093,504)		954,966,225
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		6,960
NET ASSETS — 100.0%		$ 954,973,185
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$952,334,122	$—	$—	$952,334,122
Short-Term Investments	2,632,103	—	—	2,632,103
TOTAL INVESTMENTS	$954,966,225	$—	$—	$954,966,225
See accompanying notes to financial statements.
76

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	8,485	$ 539,222	$ 276,024	$ 421,742	$50,352	$107,091	6,696	$ 550,947	$16,493
State Street Institutional Liquid Reserves Fund, Premier Class	684,342	684,616	31,745,001	30,276,345	(122)	(36)	2,152,468	2,153,114	1,012
State Street Navigator Securities Lending Portfolio II	1,404,448	1,404,448	11,729,384	12,654,843	—	—	478,989	478,989	9,315
Total		$2,628,286	$43,750,409	$43,352,930	$50,230	$107,055		$3,183,050	$26,820
See accompanying notes to financial statements.
77

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 5.9%
NIO, Inc. ADR (a)	419,798	$ 22,333,254
Tesla, Inc. (a)	28,922	19,658,283
		41,991,537
COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	397,646	21,075,238
ENTERTAINMENT — 6.1%
Netflix, Inc. (a)	34,978	18,475,729
Sea, Ltd. ADR (a)	91,100	25,016,060
		43,491,789
HOTELS, RESTAURANTS & LEISURE — 2.6%
Booking Holdings, Inc. (a)	8,455	18,500,301
INTERACTIVE MEDIA & SERVICES — 9.7%
Alphabet, Inc. Class A (a)	9,959	24,317,787
Facebook, Inc. Class A (a)	64,388	22,388,351
Snap, Inc. Class A (a)	330,499	22,520,202
		69,226,340
INTERNET & DIRECT MARKETING RETAIL — 11.8%
Alibaba Group Holding, Ltd. ADR (a)	66,576	15,098,105
Amazon.com, Inc. (a)	5,652	19,443,784
JD.com, Inc. ADR (a)	213,348	17,027,304
MercadoLibre, Inc. (a)	10,990	17,120,112
Pinduoduo, Inc. ADR (a)	119,320	15,156,027
		83,845,332
IT SERVICES — 8.0%
International Business Machines Corp.	141,797	20,786,022
Shopify, Inc. Class A (a)	16,653	24,329,700
Snowflake, Inc. Class A (a)	49,812	12,044,542
		57,160,264
ROAD & RAIL — 2.4%
Uber Technologies, Inc. (a)	334,852	16,782,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 30.6%
Advanced Micro Devices, Inc. (a)	192,290	18,061,800
Applied Materials, Inc.	199,544	28,415,066
Broadcom, Inc.	43,397	20,693,425
Intel Corp.	354,359	19,893,714
Security Description	Shares	Value
Lam Research Corp.	35,890	$ 23,353,623
Micron Technology, Inc. (a)	249,856	21,232,763
NVIDIA Corp.	33,895	27,119,389
QUALCOMM, Inc.	122,133	17,456,470
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	169,425	20,358,108
Texas Instruments, Inc.	109,713	21,097,810
		217,682,168
SOFTWARE — 17.0%
Adobe, Inc. (a)	37,020	21,680,393
Microsoft Corp.	82,641	22,387,447
Oracle Corp.	290,798	22,635,716
salesforce.com, Inc. (a)	79,228	19,353,024
ServiceNow, Inc. (a)	32,756	18,001,060
Zoom Video Communications, Inc. Class A (a)	44,412	17,188,776
		121,246,416
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Apple, Inc.	144,005	19,722,925
TOTAL COMMON STOCKS (Cost $498,749,805)		710,725,092
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (b) (c) (Cost $806,980)	806,812	807,054
TOTAL INVESTMENTS — 100.0% (Cost $499,556,785)		711,532,146
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(53,031)
NET ASSETS — 100.0%		$ 711,479,115
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

See accompanying notes to financial statements.
78

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$710,725,092	$—	$—	$710,725,092
Short-Term Investment	807,054	—	—	807,054
TOTAL INVESTMENTS	$ 711,532,146	$—	$—	$ 711,532,146
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	350,772	$350,913	$ 10,557,116	$ 10,100,965	$(19)	$ 9	806,812	$807,054	$ 618
State Street Navigator Securities Lending Portfolio II	—	—	93,844,281	93,844,281	—	—	—	—	15,522
Total		$350,913	$104,401,397	$103,945,246	$(19)	$ 9		$807,054	$16,140
See accompanying notes to financial statements.
79

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
Boeing Co. (a)	17,787	$ 4,261,054
General Dynamics Corp.	7,393	1,391,806
Howmet Aerospace, Inc. (a)	12,772	440,251
Huntington Ingalls Industries, Inc.	1,274	268,495
L3Harris Technologies, Inc.	6,617	1,430,264
Lockheed Martin Corp.	7,907	2,991,613
Northrop Grumman Corp.	4,866	1,768,450
Raytheon Technologies Corp.	49,041	4,183,688
Teledyne Technologies, Inc. (a)	1,485	621,963
Textron, Inc.	7,328	503,947
TransDigm Group, Inc. (a)	1,778	1,150,882
		19,012,413
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	4,373	409,619
Expeditors International of Washington, Inc.	5,532	700,351
FedEx Corp.	7,919	2,362,476
United Parcel Service, Inc. Class B	23,425	4,871,697
		8,344,143
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	4,075	245,763
American Airlines Group, Inc. (a)	20,900	443,289
Delta Air Lines, Inc. (a)	20,853	902,101
Southwest Airlines Co. (a)	19,323	1,025,858
United Airlines Holdings, Inc. (a)	10,434	545,594
		3,162,605
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	8,821	1,387,808
BorgWarner, Inc.	7,804	378,806
		1,766,614
AUTOMOBILES — 1.8%
Ford Motor Co. (a)	126,710	1,882,910
General Motors Co. (a)	41,447	2,452,419
Tesla, Inc. (a)	24,971	16,972,789
		21,308,118
BANKS — 4.4%
Bank of America Corp.	244,290	10,072,077
Citigroup, Inc.	66,926	4,735,014
Citizens Financial Group, Inc.	13,909	638,006
Comerica, Inc.	4,540	323,884
Fifth Third Bancorp	22,926	876,461
First Republic Bank	5,738	1,073,981
Huntington Bancshares, Inc.	48,131	686,829
JPMorgan Chase & Co.	98,077	15,254,896
KeyCorp.	31,666	653,903
M&T Bank Corp.	4,212	612,046
People's United Financial, Inc.	13,922	238,623
PNC Financial Services Group, Inc.	13,747	2,622,378
Regions Financial Corp.	31,412	633,894
Security Description	Shares	Value
SVB Financial Group (a)	1,784	$ 992,671
Truist Financial Corp.	43,486	2,413,473
US Bancorp	43,831	2,497,052
Wells Fargo & Co.	133,847	6,061,931
Zions Bancorp NA	5,372	283,964
		50,671,083
BEVERAGES — 1.4%
Brown-Forman Corp. Class B	5,946	445,593
Coca-Cola Co.	125,684	6,800,761
Constellation Brands, Inc. Class A	5,453	1,275,402
Molson Coors Beverage Co. Class B (a)	6,172	331,375
Monster Beverage Corp. (a)	12,080	1,103,508
PepsiCo, Inc.	44,741	6,629,274
		16,585,913
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	57,207	6,443,796
Alexion Pharmaceuticals, Inc. (a)	7,208	1,324,182
Amgen, Inc.	18,597	4,533,019
Biogen, Inc. (a)	4,882	1,690,490
Gilead Sciences, Inc.	40,561	2,793,030
Incyte Corp. (a)	6,129	515,633
Regeneron Pharmaceuticals, Inc. (a)	3,381	1,888,424
Vertex Pharmaceuticals, Inc. (a)	8,408	1,695,305
		20,883,879
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	4,424	318,794
Allegion PLC	2,980	415,114
Carrier Global Corp.	26,349	1,280,561
Fortune Brands Home & Security, Inc.	4,524	450,636
Johnson Controls International PLC	23,345	1,602,167
Masco Corp.	8,320	490,131
Trane Technologies PLC	7,786	1,433,714
		5,991,117
CAPITAL MARKETS — 3.1%
Ameriprise Financial, Inc.	3,725	927,078
Bank of New York Mellon Corp.	26,037	1,333,875
BlackRock, Inc.	4,587	4,013,487
Cboe Global Markets, Inc.	3,493	415,842
Charles Schwab Corp.	48,543	3,534,416
CME Group, Inc.	11,620	2,471,342
Franklin Resources, Inc.	8,912	285,095
Goldman Sachs Group, Inc.	11,009	4,178,246
Intercontinental Exchange, Inc.	18,197	2,159,984
Invesco, Ltd.	12,290	328,512
MarketAxess Holdings, Inc.	1,228	569,288
Moody's Corp.	5,207	1,886,860
Morgan Stanley	48,175	4,417,166
MSCI, Inc.	2,651	1,413,195
Nasdaq, Inc.	3,747	658,723
Northern Trust Corp.	6,797	785,869

See accompanying notes to financial statements.
80

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Raymond James Financial, Inc.	4,023	$ 522,588
S&P Global, Inc.	7,811	3,206,025
State Street Corp. (b)	11,303	930,011
T Rowe Price Group, Inc.	7,360	1,457,059
		35,494,661
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	7,163	2,060,652
Albemarle Corp.	3,787	637,958
Celanese Corp.	3,606	546,669
CF Industries Holdings, Inc.	6,974	358,812
Corteva, Inc.	24,006	1,064,666
Dow, Inc.	24,342	1,540,362
DuPont de Nemours, Inc.	17,180	1,329,904
Eastman Chemical Co.	4,437	518,020
Ecolab, Inc.	8,088	1,665,885
FMC Corp.	4,235	458,227
International Flavors & Fragrances, Inc.	8,106	1,211,036
Linde PLC	16,837	4,867,577
LyondellBasell Industries NV Class A	8,425	866,680
Mosaic Co.	11,259	359,275
PPG Industries, Inc.	7,651	1,298,910
Sherwin-Williams Co.	7,735	2,107,401
		20,892,034
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	2,852	1,089,464
Copart, Inc. (a)	6,785	894,466
Republic Services, Inc.	6,864	755,109
Rollins, Inc.	7,199	246,206
Waste Management, Inc.	12,642	1,771,271
		4,756,516
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	1,773	642,376
Cisco Systems, Inc.	136,497	7,234,341
F5 Networks, Inc. (a)	1,923	358,947
Juniper Networks, Inc.	10,736	293,629
Motorola Solutions, Inc.	5,522	1,197,446
		9,726,739
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	4,515	408,924
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,043	718,748
Vulcan Materials Co.	4,334	754,419
		1,473,167
CONSUMER FINANCE — 0.7%
American Express Co.	21,048	3,477,761
Capital One Financial Corp.	14,589	2,256,773
Discover Financial Services	9,915	1,172,845
Synchrony Financial	17,639	855,844
		7,763,223
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	50,346	$ 576,965
Avery Dennison Corp.	2,688	565,125
Ball Corp.	10,728	869,183
International Paper Co.	12,760	782,316
Packaging Corp. of America	3,108	420,885
Sealed Air Corp.	4,982	295,183
Westrock Co.	8,619	458,703
		3,968,360
DISTRIBUTORS — 0.1%
Genuine Parts Co.	4,715	596,306
LKQ Corp. (a)	9,102	448,000
Pool Corp.	1,284	588,920
		1,633,226
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	61,404	17,065,400
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	231,238	6,655,030
Lumen Technologies, Inc.	32,316	439,174
Verizon Communications, Inc.	134,085	7,512,783
		14,606,987
ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	8,142	453,998
American Electric Power Co., Inc.	16,239	1,373,657
Duke Energy Corp.	24,880	2,456,154
Edison International	12,379	715,754
Entergy Corp.	6,553	653,334
Evergy, Inc.	7,428	448,874
Eversource Energy	11,197	898,447
Exelon Corp.	31,550	1,397,980
FirstEnergy Corp.	17,742	660,180
NextEra Energy, Inc.	63,492	4,652,694
NRG Energy, Inc.	7,981	321,634
Pinnacle West Capital Corp.	3,664	300,338
PPL Corp.	25,133	702,970
Southern Co.	34,234	2,071,499
Xcel Energy, Inc.	17,568	1,157,380
		18,264,893
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	7,541	1,006,724
Eaton Corp. PLC	12,880	1,908,558
Emerson Electric Co.	19,381	1,865,228
Generac Holdings, Inc. (a)	2,028	841,924
Rockwell Automation, Inc.	3,772	1,078,867
		6,701,301
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	19,487	1,333,106
CDW Corp.	4,508	787,322
Corning, Inc.	25,114	1,027,162
IPG Photonics Corp. (a)	1,165	245,547
Keysight Technologies, Inc. (a)	5,985	924,144

See accompanying notes to financial statements.
81

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
TE Connectivity, Ltd.	10,665	$ 1,442,015
Trimble, Inc. (a)	8,135	665,687
Zebra Technologies Corp. Class A (a)	1,731	916,547
		7,341,530
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	23,736	542,842
Halliburton Co.	29,066	672,006
Nov, Inc. (a)	12,708	194,687
Schlumberger NV	45,610	1,459,976
		2,869,511
ENTERTAINMENT — 2.0%
Activision Blizzard, Inc.	25,122	2,397,644
Electronic Arts, Inc.	9,321	1,340,639
Live Nation Entertainment, Inc. (a) (d)	4,696	411,322
Netflix, Inc. (a)	14,356	7,582,983
Take-Two Interactive Software, Inc. (a)	3,741	662,232
Walt Disney Co. (a)	58,857	10,345,295
		22,740,115
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. REIT	4,414	803,083
American Tower Corp. REIT	14,726	3,978,082
AvalonBay Communities, Inc. REIT	4,551	949,748
Boston Properties, Inc. REIT	4,622	529,635
Crown Castle International Corp. REIT	13,983	2,728,083
Digital Realty Trust, Inc. REIT	9,167	1,379,267
Duke Realty Corp. REIT	12,219	578,570
Equinix, Inc. REIT	2,903	2,329,948
Equity Residential REIT	11,192	861,784
Essex Property Trust, Inc. REIT	2,127	638,121
Extra Space Storage, Inc. REIT	4,318	707,375
Federal Realty Investment Trust REIT	2,304	269,960
Healthpeak Properties, Inc. REIT	17,601	585,937
Host Hotels & Resorts, Inc. REIT (a)	23,049	393,907
Iron Mountain, Inc. REIT	9,446	399,755
Kimco Realty Corp. REIT	14,137	294,756
Mid-America Apartment Communities, Inc. REIT	3,707	624,333
Prologis, Inc. REIT	23,932	2,860,592
Public Storage REIT	4,925	1,480,898
Realty Income Corp. REIT	12,195	813,894
Regency Centers Corp. REIT	5,133	328,871
SBA Communications Corp. REIT	3,559	1,134,253
Simon Property Group, Inc. REIT	10,610	1,384,393
UDR, Inc. REIT	9,708	475,498
Ventas, Inc. REIT	12,235	698,619
Vornado Realty Trust REIT	5,144	240,070
Welltower, Inc. REIT	13,617	1,131,573
Security Description	Shares	Value
Weyerhaeuser Co. REIT	24,421	$ 840,571
		29,441,576
FOOD & STAPLES RETAILING — 1.3%
Costco Wholesale Corp.	14,311	5,662,433
Kroger Co.	24,696	946,104
Sysco Corp.	16,668	1,295,937
Walmart, Inc.	44,466	6,270,595
Walgreens Boots Alliance, Inc.	23,416	1,231,916
		15,406,985
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	18,026	1,092,376
Campbell Soup Co.	6,618	301,715
Conagra Brands, Inc.	15,669	570,038
General Mills, Inc.	19,869	1,210,618
Hershey Co.	4,770	830,839
Hormel Foods Corp.	9,159	437,342
J.M. Smucker Co.	3,567	462,176
Kellogg Co.	8,239	530,015
Kraft Heinz Co.	21,168	863,231
Lamb Weston Holdings, Inc.	4,749	383,054
McCormick & Co., Inc.	8,113	716,540
Mondelez International, Inc. Class A	45,445	2,837,586
Tyson Foods, Inc. Class A	9,642	711,194
		10,946,724
GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	4,197	403,374
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	57,543	6,670,960
ABIOMED, Inc. (a)	1,460	455,681
Align Technology, Inc. (a)	2,346	1,433,406
Baxter International, Inc.	16,403	1,320,441
Becton Dickinson and Co.	9,410	2,288,418
Boston Scientific Corp. (a)	45,920	1,963,539
Cooper Cos., Inc.	1,582	626,899
Danaher Corp.	20,556	5,516,408
DENTSPLY SIRONA, Inc.	7,183	454,397
DexCom, Inc. (a)	3,150	1,345,050
Edwards Lifesciences Corp. (a)	20,103	2,082,068
Hologic, Inc. (a)	8,337	556,245
IDEXX Laboratories, Inc. (a)	2,748	1,735,499
Intuitive Surgical, Inc. (a)	3,841	3,532,337
Medtronic PLC	43,562	5,407,351
ResMed, Inc.	4,737	1,167,765
STERIS PLC	3,139	647,576
Stryker Corp.	10,607	2,754,956
Teleflex, Inc.	1,505	604,694
West Pharmaceutical Services, Inc.	2,411	865,790
Zimmer Biomet Holdings, Inc.	6,782	1,090,681
		42,520,161
HEALTH CARE PROVIDERS & SERVICES — 2.7%
AmerisourceBergen Corp.	4,796	549,094

See accompanying notes to financial statements.
82

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Anthem, Inc.	7,944	$ 3,033,019
Cardinal Health, Inc.	9,509	542,869
Centene Corp. (a)	18,988	1,384,795
Cigna Corp.	11,094	2,630,055
CVS Health Corp.	42,603	3,554,794
DaVita, Inc. (a)	2,252	271,208
HCA Healthcare, Inc.	8,495	1,756,256
Henry Schein, Inc. (a)	4,611	342,090
Humana, Inc.	4,172	1,847,028
Laboratory Corp. of America Holdings (a)	3,194	881,065
McKesson Corp.	5,104	976,089
Quest Diagnostics, Inc.	4,262	562,456
UnitedHealth Group, Inc.	30,571	12,241,851
Universal Health Services, Inc. Class B	2,511	367,686
		30,940,355
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	9,802	766,124
HOTELS, RESTAURANTS & LEISURE — 2.1%
Booking Holdings, Inc. (a)	1,324	2,897,031
Caesars Entertainment, Inc. (a)	6,707	695,851
Carnival Corp. (a)	26,083	687,548
Chipotle Mexican Grill, Inc. (a)	912	1,413,910
Darden Restaurants, Inc.	4,265	622,647
Domino's Pizza, Inc.	1,260	587,778
Expedia Group, Inc. (a)	4,514	738,987
Hilton Worldwide Holdings, Inc. (a)	9,058	1,092,576
Las Vegas Sands Corp. (a)	10,744	566,101
Marriott International, Inc. Class A (a)	8,697	1,187,315
McDonald's Corp.	24,157	5,580,026
MGM Resorts International	13,322	568,183
Norwegian Cruise Line Holdings, Ltd. (a)	11,878	349,332
Penn National Gaming, Inc. (a)	4,733	362,027
Royal Caribbean Cruises, Ltd. (a)	7,179	612,225
Starbucks Corp.	38,140	4,264,434
Wynn Resorts, Ltd. (a)	3,431	419,611
Yum! Brands, Inc.	9,708	1,116,711
		23,762,293
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	10,723	969,038
Garmin, Ltd.	4,859	702,806
Leggett & Platt, Inc.	4,348	225,270
Lennar Corp. Class A	8,961	890,275
Mohawk Industries, Inc. (a)	1,940	372,849
Newell Brands, Inc.	12,335	338,842
NVR, Inc. (a)	108	537,116
PulteGroup, Inc.	8,671	473,177
Whirlpool Corp.	2,058	448,685
		4,958,058
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	7,993	$ 681,163
Clorox Co.	4,024	723,958
Colgate-Palmolive Co.	27,348	2,224,760
Kimberly-Clark Corp.	10,893	1,457,266
Procter & Gamble Co.	79,313	10,701,703
		15,788,850
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	21,737	566,684
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	18,755	3,725,306
General Electric Co.	284,120	3,824,255
Honeywell International, Inc.	22,493	4,933,839
Roper Technologies, Inc.	3,423	1,609,495
		14,092,895
INSURANCE — 1.9%
Aflac, Inc.	20,622	1,106,577
Allstate Corp.	9,660	1,260,050
American International Group, Inc.	27,972	1,331,467
Aon PLC Class A	7,295	1,741,754
Arthur J Gallagher & Co.	6,686	936,575
Assurant, Inc.	1,906	297,679
Chubb, Ltd.	14,533	2,309,875
Cincinnati Financial Corp.	4,875	568,522
Everest Re Group, Ltd.	1,273	320,809
Globe Life, Inc.	3,114	296,608
Hartford Financial Services Group, Inc.	11,701	725,111
Lincoln National Corp.	5,877	369,311
Loews Corp.	7,330	400,584
Marsh & McLennan Cos., Inc.	16,439	2,312,639
MetLife, Inc.	24,254	1,451,602
Principal Financial Group, Inc.	8,308	524,983
Progressive Corp.	18,897	1,855,874
Prudential Financial, Inc.	12,721	1,303,521
Travelers Cos., Inc.	8,105	1,213,400
Unum Group	6,654	188,974
Willis Towers Watson PLC	4,160	956,883
WR Berkley Corp.	4,570	340,145
		21,812,943
INTERACTIVE MEDIA & SERVICES — 6.6%
Alphabet, Inc. Class A (a)	9,746	23,797,685
Alphabet, Inc. Class C (a)	9,218	23,103,258
Facebook, Inc. Class A (a)	77,638	26,995,509
Twitter, Inc. (a)	25,782	1,774,059
		75,670,511
INTERNET & DIRECT MARKETING RETAIL — 4.3%
Amazon.com, Inc. (a)	13,897	47,807,903
eBay, Inc.	21,110	1,482,133
Etsy, Inc. (a)	4,132	850,531
		50,140,567

See accompanying notes to financial statements.
83

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
IT SERVICES — 5.3%
Accenture PLC Class A	20,585	$ 6,068,252
Akamai Technologies, Inc. (a)	5,341	622,761
Automatic Data Processing, Inc.	13,770	2,734,997
Broadridge Financial Solutions, Inc.	3,761	607,514
Cognizant Technology Solutions Corp. Class A	17,020	1,178,805
DXC Technology Co. (a)	8,341	324,799
Fidelity National Information Services, Inc.	20,052	2,840,767
Fiserv, Inc. (a)	19,259	2,058,595
FleetCor Technologies, Inc. (a)	2,701	691,618
Gartner, Inc. (a)	2,831	685,668
Global Payments, Inc.	9,544	1,789,882
International Business Machines Corp.	28,931	4,240,995
Jack Henry & Associates, Inc.	2,380	389,154
Mastercard, Inc. Class A	28,338	10,345,920
Paychex, Inc.	10,351	1,110,662
PayPal Holdings, Inc. (a)	38,056	11,092,563
VeriSign, Inc. (a)	3,188	725,876
Visa, Inc. Class A	54,804	12,814,271
Western Union Co.	13,315	305,846
		60,628,945
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	4,184	395,472
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	9,853	1,456,372
Bio-Rad Laboratories, Inc. Class A (a)	697	449,070
Charles River Laboratories International, Inc. (a)	1,603	592,982
Illumina, Inc. (a)	4,713	2,230,239
IQVIA Holdings, Inc. (a)	6,195	1,501,172
Mettler-Toledo International, Inc. (a)	756	1,047,317
PerkinElmer, Inc.	3,644	562,670
Thermo Fisher Scientific, Inc.	12,733	6,423,417
Waters Corp. (a)	1,987	686,727
		14,949,966
MACHINERY — 1.7%
Caterpillar, Inc.	17,722	3,856,839
Cummins, Inc.	4,715	1,149,564
Deere & Co.	10,088	3,558,139
Dover Corp.	4,680	704,808
Fortive Corp.	11,044	770,209
IDEX Corp.	2,428	534,281
Illinois Tool Works, Inc.	9,301	2,079,332
Ingersoll Rand, Inc. (a)	12,148	592,944
Otis Worldwide Corp.	13,114	1,072,332
PACCAR, Inc.	11,320	1,010,310
Parker-Hannifin Corp.	4,167	1,279,727
Pentair PLC	5,429	366,403
Snap-on, Inc.	1,791	400,163
Security Description	Shares	Value
Stanley Black & Decker, Inc.	5,268	$ 1,079,887
Westinghouse Air Brake Technologies Corp.	5,787	476,270
Xylem, Inc.	5,874	704,645
		19,635,853
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	4,444	3,206,124
Comcast Corp. Class A	148,518	8,468,496
Discovery, Inc. Class A (a) (d)	5,318	163,156
Discovery, Inc. Class C (a)	9,485	274,875
DISH Network Corp. Class A (a)	8,067	337,200
Fox Corp. Class A	10,628	394,618
Fox Corp. Class B	4,945	174,064
Interpublic Group of Cos., Inc.	12,785	415,385
News Corp. Class A	12,798	329,804
News Corp. Class B	3,999	97,376
Omnicom Group, Inc.	7,005	560,330
ViacomCBS, Inc. Class B	19,489	880,903
		15,302,331
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	47,688	1,769,702
Newmont Corp.	25,883	1,640,464
Nucor Corp.	9,746	934,934
		4,345,100
MULTI-UTILITIES — 0.8%
Ameren Corp.	8,303	664,572
CenterPoint Energy, Inc.	18,590	455,827
CMS Energy Corp.	9,462	559,015
Consolidated Edison, Inc.	11,179	801,758
Dominion Energy, Inc.	26,069	1,917,896
DTE Energy Co.	6,344	822,183
NiSource, Inc.	12,822	314,139
Public Service Enterprise Group, Inc.	16,503	985,889
Sempra Energy	10,165	1,346,659
WEC Energy Group, Inc.	10,287	915,029
		8,782,967
MULTILINE RETAIL — 0.5%
Dollar General Corp.	7,691	1,664,255
Dollar Tree, Inc. (a)	7,585	754,708
Target Corp.	16,016	3,871,708
		6,290,671
OIL, GAS & CONSUMABLE FUELS — 0.6%
Kinder Morgan, Inc.	63,519	1,157,951
Marathon Petroleum Corp.	21,261	1,284,590
ONEOK, Inc.	14,528	808,338
Phillips 66	14,273	1,224,909
Valero Energy Corp.	13,342	1,041,743
Williams Cos., Inc.	39,656	1,052,867
		6,570,398

See accompanying notes to financial statements.
84

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	7,515	$ 2,390,371
PHARMACEUTICALS — 3.7%
Bristol-Myers Squibb Co.	72,333	4,833,291
Catalent, Inc. (a)	5,559	601,039
Eli Lilly & Co.	25,781	5,917,255
Johnson & Johnson	85,312	14,054,299
Merck & Co., Inc.	81,990	6,376,362
Organon & Co. (a)	8,309	251,430
Perrigo Co. PLC	4,351	199,494
Pfizer, Inc.	181,299	7,099,669
Viatris, Inc.	39,447	563,698
Zoetis, Inc.	15,356	2,861,744
		42,758,281
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	3,928	940,795
IHS Markit, Ltd.	12,177	1,371,861
Jacobs Engineering Group, Inc.	4,257	567,969
Leidos Holdings, Inc.	4,360	440,796
Nielsen Holdings PLC	11,710	288,886
Robert Half International, Inc.	3,634	323,317
Verisk Analytics, Inc.	5,225	912,912
		4,846,536
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	10,967	940,201
ROAD & RAIL — 1.0%
CSX Corp.	73,497	2,357,784
JB Hunt Transport Services, Inc.	2,711	441,758
Kansas City Southern	2,984	845,576
Norfolk Southern Corp.	8,081	2,144,778
Old Dominion Freight Line, Inc.	3,063	777,389
Union Pacific Corp.	21,511	4,730,914
		11,298,199
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Advanced Micro Devices, Inc. (a)	39,312	3,692,576
Analog Devices, Inc.	11,921	2,052,319
Applied Materials, Inc.	29,696	4,228,710
Broadcom, Inc.	13,219	6,303,348
Enphase Energy, Inc. (a)	4,363	801,178
Intel Corp.	130,779	7,341,933
KLA Corp.	4,959	1,607,757
Lam Research Corp.	4,609	2,999,076
Maxim Integrated Products, Inc.	8,760	922,954
Microchip Technology, Inc.	8,798	1,317,413
Micron Technology, Inc. (a)	36,271	3,082,310
Monolithic Power Systems, Inc.	1,387	517,975
NVIDIA Corp.	20,194	16,157,219
NXP Semiconductors NV	8,905	1,831,937
Qorvo, Inc. (a)	3,682	720,383
QUALCOMM, Inc.	36,528	5,220,947
Skyworks Solutions, Inc.	5,393	1,034,108
Teradyne, Inc.	5,449	729,948
Texas Instruments, Inc.	29,914	5,752,462
Security Description	Shares	Value
Xilinx, Inc.	8,014	$ 1,159,145
		67,473,698
SOFTWARE — 9.0%
Adobe, Inc. (a)	15,478	9,064,536
ANSYS, Inc. (a)	2,856	991,203
Autodesk, Inc. (a)	7,120	2,078,328
Cadence Design Systems, Inc. (a)	8,971	1,227,412
Citrix Systems, Inc.	4,036	473,302
Fortinet, Inc. (a)	4,424	1,053,752
Intuit, Inc.	8,842	4,334,083
Microsoft Corp.	244,089	66,123,710
NortonLifeLock, Inc.	18,898	514,404
Oracle Corp.	58,807	4,577,537
Paycom Software, Inc. (a)	1,580	574,283
PTC, Inc. (a)	3,365	475,340
salesforce.com, Inc. (a)	30,000	7,328,100
ServiceNow, Inc. (a)	6,392	3,512,724
Synopsys, Inc. (a)	4,933	1,360,472
Tyler Technologies, Inc. (a)	1,320	597,128
		104,286,314
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	2,144	439,820
AutoZone, Inc. (a)	704	1,050,523
Best Buy Co., Inc.	7,238	832,225
CarMax, Inc. (a)	5,320	687,078
Gap, Inc.	6,716	225,993
Home Depot, Inc.	34,451	10,986,079
L Brands, Inc.	7,636	550,250
Lowe's Cos., Inc.	22,881	4,438,228
O'Reilly Automotive, Inc. (a)	2,249	1,273,406
Ross Stores, Inc.	11,519	1,428,356
TJX Cos., Inc.	39,005	2,629,717
Tractor Supply Co.	3,776	702,563
Ulta Beauty, Inc. (a)	1,758	607,864
		25,852,102
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.4%
Apple, Inc.	508,386	69,628,547
Hewlett Packard Enterprise Co.	42,531	620,102
HP, Inc.	39,202	1,183,508
NetApp, Inc.	7,293	596,713
Seagate Technology Holdings PLC	6,465	568,468
Western Digital Corp. (a)	9,996	711,415
		73,308,753
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc.	11,378	212,427
NIKE, Inc. Class B	41,282	6,377,656
PVH Corp. (a)	2,317	249,286
Ralph Lauren Corp.	1,554	183,077
Tapestry, Inc. (a)	9,065	394,146
Under Armour, Inc. Class A (a)	6,183	130,770
Under Armour, Inc. Class C (a)	6,378	118,440

See accompanying notes to financial statements.
85

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
VF Corp.	10,519	$ 862,979
		8,528,781
TOBACCO — 0.7%
Altria Group, Inc.	59,863	2,854,268
Philip Morris International, Inc.	50,452	5,000,298
		7,854,566
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	18,762	975,624
United Rentals, Inc. (a)	2,351	749,993
W.W. Grainger, Inc.	1,422	622,836
		2,348,453
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	5,908	910,600
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	18,947	2,744,094
TOTAL COMMON STOCKS (Cost $864,046,333)		1,153,093,224
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f) (Cost $940,188)	939,931	940,212
TOTAL INVESTMENTS — 100.0% (Cost $864,986,521)		1,154,033,436
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		489,120
NET ASSETS — 100.0%		$ 1,154,522,556

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at June 30, 2021.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,153,093,224	$—	$—	$1,153,093,224
Short-Term Investment	940,212	—	—	940,212
TOTAL INVESTMENTS	$1,154,033,436	$—	$—	$1,154,033,436
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	7,962	$ 505,985	$ 375,673	$ 142,605	$19,340	$171,618	11,303	$ 930,011	$19,774
State Street Institutional Liquid Reserves Fund, Premier Class	262,746	262,851	19,558,275	18,880,725	(204)	15	939,931	940,212	807
State Street Navigator Securities Lending Portfolio II	680,077	680,077	7,038,748	7,718,825	—	—	—	—	5,619
Total		$1,448,913	$26,972,696	$26,742,155	$19,136	$171,633		$1,870,223	$26,200
See accompanying notes to financial statements.
86

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 43.0%
Affiliated Managers Group, Inc.	12,321	$ 1,900,021
Ameriprise Financial, Inc.	7,692	1,914,385
Apollo Global Management, Inc. (a)	34,416	2,140,675
Ares Management Corp. Class A	33,547	2,133,254
Artisan Partners Asset Management, Inc. Class A	36,978	1,879,222
Assetmark Financial Holdings, Inc. (b)	14,104	353,446
Bank of New York Mellon Corp.	39,455	2,021,280
BlackRock, Inc.	2,258	1,975,682
Blackstone Group, Inc. Class A	20,845	2,024,883
Blucora, Inc. (b)	64,430	1,115,283
Brightsphere Investment Group, Inc.	87,502	2,050,172
Carlyle Group, Inc.	45,021	2,092,576
Cohen & Steers, Inc.	24,822	2,037,638
Diamond Hill Investment Group, Inc.	2,390	399,871
Federated Hermes, Inc.	61,085	2,071,392
Focus Financial Partners, Inc. Class A (b)	37,499	1,818,702
Franklin Resources, Inc.	57,170	1,828,868
Hamilton Lane, Inc. Class A	21,959	2,000,904
Invesco, Ltd.	67,881	1,814,459
Janus Henderson Group PLC	50,766	1,970,229
KKR & Co., Inc.	35,203	2,085,426
Northern Trust Corp.	16,915	1,955,712
SEI Investments Co.	31,743	1,967,114
State Street Corp. (c)	23,753	1,954,397
StepStone Group, Inc. Class A	58,283	2,004,935
T Rowe Price Group, Inc.	10,254	2,029,984
Virtus Investment Partners, Inc.	6,772	1,881,059
WisdomTree Investments, Inc. (a)	183,844	1,139,833
		50,561,402
FINANCIAL EXCHANGES & DATA — 24.5%
Cboe Global Markets, Inc.	17,460	2,078,613
CME Group, Inc.	9,275	1,972,607
Coinbase Global, Inc. Class A (b)	8,883	2,250,064
Donnelley Financial Solutions, Inc. (b)	45,283	1,494,339
FactSet Research Systems, Inc.	6,056	2,032,454
Intercontinental Exchange, Inc.	17,654	2,095,530
MarketAxess Holdings, Inc.	4,510	2,090,791
Moody's Corp.	5,771	2,091,237
Morningstar, Inc.	8,434	2,168,466
MSCI, Inc.	4,148	2,211,216
Nasdaq, Inc.	11,499	2,021,524
Open Lending Corp. Class A (b)	52,080	2,244,127
S&P Global, Inc.	5,066	2,079,340
Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	23,798	$ 2,012,359
		28,842,667
INVESTMENT BANKING & BROKERAGE — 32.3%
B Riley Financial, Inc.	30,374	2,293,237
BGC Partners, Inc. Class A	313,716	1,778,770
Charles Schwab Corp.	26,907	1,959,099
Cowen, Inc. Class A	51,593	2,117,893
Evercore, Inc. Class A	14,011	1,972,328
Goldman Sachs Group, Inc.	5,260	1,996,328
Houlihan Lokey, Inc.	24,962	2,041,642
Interactive Brokers Group, Inc. Class A	30,378	1,996,746
Jefferies Financial Group, Inc.	62,019	2,121,050
Lazard, Ltd. Class A	42,673	1,930,953
LPL Financial Holdings, Inc.	14,308	1,931,294
Moelis & Co. Class A	36,401	2,070,853
Morgan Stanley	21,608	1,981,237
Oppenheimer Holdings, Inc. Class A	22,635	1,150,763
Piper Sandler Cos.	14,020	1,816,431
PJT Partners, Inc. Class A	28,346	2,023,337
Raymond James Financial, Inc.	15,172	1,970,843
Stifel Financial Corp.	30,416	1,972,782
StoneX Group, Inc. (b)	14,709	892,395
Virtu Financial, Inc. Class A	68,444	1,891,108
		37,909,089
TOTAL COMMON STOCKS (Cost $103,284,703)		117,313,158
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	158,671	158,719
State Street Navigator Securities Lending Portfolio II (f) (g)	32,962	32,962
TOTAL SHORT-TERM INVESTMENTS (Cost $191,680)		191,681
TOTAL INVESTMENTS — 100.0% (Cost $103,476,383)		117,504,839
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		23,365
NET ASSETS — 100.0%		$ 117,528,204
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
87

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$117,313,158	$—	$—	$117,313,158
Short-Term Investments	191,681	—	—	191,681
TOTAL INVESTMENTS	$117,504,839	$—	$—	$117,504,839
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Corp.	6,641	$422,036	$ 2,832,569	$ 1,524,766	$(10,733)	$235,291	23,753	$1,954,397	$30,954
State Street Institutional Liquid Reserves Fund, Premier Class	46,213	46,232	3,037,818	2,925,309	(6)	(16)	158,671	158,719	91
State Street Navigator Securities Lending Portfolio II	335,668	335,668	7,628,537	7,931,243	—	—	32,962	32,962	659
Total		$803,936	$13,498,924	$12,381,318	$(10,739)	$235,275		$2,146,078	$31,704
See accompanying notes to financial statements.
88

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 71.4%
Abbott Laboratories	89,398	$ 10,363,910
ABIOMED, Inc. (a)	32,841	10,250,004
Alphatec Holdings, Inc. (a)	684,243	10,482,603
AngioDynamics, Inc. (a)	306,046	8,303,028
Aspira Women's Health, Inc. (a) (b)	831,358	4,672,232
AtriCure, Inc. (a)	129,423	10,267,127
AxoGen, Inc. (a)	292,583	6,322,719
Axonics, Inc. (a) (b)	162,704	10,317,061
Baxter International, Inc.	119,476	9,617,818
Becton Dickinson and Co.	40,494	9,847,736
Boston Scientific Corp. (a)	228,984	9,791,356
Cardiovascular Systems, Inc. (a)	248,563	10,601,212
CONMED Corp.	71,726	9,857,304
CryoLife, Inc. (a)	192,354	5,462,854
CryoPort, Inc. (a) (b)	160,656	10,137,394
Cutera, Inc. (a) (b)	177,426	8,699,197
Danaher Corp.	39,776	10,674,287
DexCom, Inc. (a)	24,553	10,484,131
Eargo, Inc. (a)	251,812	10,049,817
Edwards Lifesciences Corp. (a)	98,268	10,177,617
Envista Holdings Corp. (a)	223,007	9,636,132
Glaukos Corp. (a)	122,960	10,430,697
Globus Medical, Inc. Class A (a)	136,167	10,557,027
Heska Corp. (a) (b)	47,647	10,945,945
Hill-Rom Holdings, Inc.	86,372	9,810,995
Hologic, Inc. (a)	155,005	10,341,934
IDEXX Laboratories, Inc. (a)	16,811	10,616,987
Inari Medical, Inc. (a)	107,537	10,031,051
Inogen, Inc. (a)	152,407	9,932,364
Insulet Corp. (a)	34,788	9,549,654
Integer Holdings Corp. (a)	110,402	10,399,868
Integra LifeSciences Holdings Corp. (a)	139,531	9,521,595
Intersect ENT, Inc. (a)	355,221	6,070,727
Intuitive Surgical, Inc. (a)	11,368	10,454,468
iRhythm Technologies, Inc. (a)	153,768	10,202,507
LeMaitre Vascular, Inc.	140,795	8,591,311
LivaNova PLC (a)	120,134	10,104,471
Masimo Corp. (a)	44,259	10,730,595
Medtronic PLC	79,380	9,853,439
Mesa Laboratories, Inc.	36,440	9,881,435
Natus Medical, Inc. (a)	235,902	6,128,734
Nevro Corp. (a)	62,116	10,298,212
Novocure, Ltd. (a)	45,431	10,077,504
NuVasive, Inc. (a)	150,586	10,206,719
Ortho Clinical Diagnostics Holdings PLC (a)	445,006	9,527,578
Orthofix Medical, Inc. (a)	124,155	4,979,857
Outset Medical, Inc. (a)	200,035	9,997,749
Penumbra, Inc. (a)	33,907	9,292,552
Security Description	Shares	Value
ResMed, Inc.	44,952	$ 11,081,567
Shockwave Medical, Inc. (a)	54,905	10,417,126
STERIS PLC	49,492	10,210,200
Stryker Corp.	38,413	9,977,008
Surmodics, Inc. (a)	67,805	3,678,421
Tactile Systems Technology, Inc. (a)	189,431	9,850,412
Tandem Diabetes Care, Inc. (a)	106,616	10,384,398
Teleflex, Inc.	24,967	10,031,491
TransMedics Group, Inc. (a) (b)	347,077	11,516,015
Vapotherm, Inc. (a)	417,237	9,863,483
Varex Imaging Corp. (a)	319,855	8,578,511
ViewRay, Inc. (a)	1,255,612	8,287,039
Zimmer Biomet Holdings, Inc.	62,078	9,983,384
		578,410,569
HEALTH CARE SUPPLIES — 28.6%
Align Technology, Inc. (a)	16,067	9,816,937
Atrion Corp.	10,592	6,576,891
Avanos Medical, Inc. (a)	245,520	8,929,562
BioLife Solutions, Inc. (a)	258,572	11,509,040
Cerus Corp. (a) (b)	1,654,163	9,776,103
Cooper Cos., Inc.	26,188	10,377,519
DENTSPLY SIRONA, Inc.	149,851	9,479,574
Haemonetics Corp. (a)	163,572	10,900,438
ICU Medical, Inc. (a)	47,954	9,868,933
Lantheus Holdings, Inc. (a)	404,351	11,176,262
Meridian Bioscience, Inc. (a)	475,823	10,553,754
Merit Medical Systems, Inc. (a)	158,479	10,247,252
Neogen Corp. (a)	215,855	9,937,964
OraSure Technologies, Inc. (a)	1,018,211	10,324,660
OrthoPediatrics Corp. (a) (b)	154,711	9,774,641
Pulmonx Corp. (a)	221,499	9,772,536
Quidel Corp. (a) (b)	85,612	10,968,609
Quotient, Ltd. (a) (b)	749,261	2,727,310
Senseonics Holdings, Inc. (a) (b)	2,450,307	9,409,179
SI-BONE, Inc. (a)	313,021	9,850,771
Silk Road Medical, Inc. (a)	207,864	9,948,371
SmileDirectClub, Inc. (a) (b)	1,034,288	8,977,620
STAAR Surgical Co. (a)	66,837	10,192,643
West Pharmaceutical Services, Inc.	28,452	10,217,113
		231,313,682
TOTAL COMMON STOCKS (Cost $691,662,484)		809,724,251
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	119,404	119,440

See accompanying notes to financial statements.
89

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	12,327,999	$ 12,327,999
TOTAL SHORT-TERM INVESTMENTS (Cost $12,447,436)		12,447,439
TOTAL INVESTMENTS — 101.5% (Cost $704,109,920)		822,171,690
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(12,365,909)
NET ASSETS — 100.0%		$ 809,805,781

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$809,724,251	$—	$—	$809,724,251
Short-Term Investments	12,447,439	—	—	12,447,439
TOTAL INVESTMENTS	$822,171,690	$—	$—	$822,171,690
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	573,200	$ 573,429	$ 13,063,847	$ 13,517,752	$(52)	$(32)	119,404	$ 119,440	$ 432
State Street Navigator Securities Lending Portfolio II	31,250,159	31,250,159	240,789,123	259,711,283	—	—	12,327,999	12,327,999	200,457
Total		$31,823,588	$253,852,970	$273,229,035	$(52)	$(32)		$12,447,439	$200,889
See accompanying notes to financial statements.
90

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.7%
HEALTH CARE SERVICES — 44.5%
1Life Healthcare, Inc. (a) (b)	115,094	$ 3,805,008
Accolade, Inc. (a) (b)	73,182	3,974,514
Addus HomeCare Corp. (a)	38,349	3,345,567
Amedisys, Inc. (a)	15,592	3,818,949
AMN Healthcare Services, Inc. (a)	41,191	3,994,703
Castle Biosciences, Inc. (a)	54,849	4,022,077
Chemed Corp.	8,201	3,891,374
Cigna Corp.	16,302	3,864,715
CorVel Corp. (a)	15,313	2,056,536
Cross Country Healthcare, Inc. (a)	68,819	1,136,202
CVS Health Corp.	46,133	3,849,338
DaVita, Inc. (a)	32,250	3,883,867
Fulgent Genetics, Inc. (a) (b)	53,322	4,917,888
Guardant Health, Inc. (a)	32,605	4,049,215
Hims & Hers Health, Inc. (a) (b)	322,941	3,516,827
Laboratory Corp. of America Holdings (a)	15,252	4,207,264
LHC Group, Inc. (a)	19,303	3,865,619
MEDNAX, Inc. (a) (b)	122,228	3,685,174
ModivCare, Inc. (a)	24,440	4,156,511
Option Care Health, Inc. (a)	187,678	4,104,518
Premier, Inc. Class A	116,247	4,044,233
Quest Diagnostics, Inc.	30,977	4,088,035
R1 RCM, Inc. (a)	178,745	3,975,289
RadNet, Inc. (a)	53,138	1,790,219
Signify Health, Inc. Class A (a)	134,809	4,102,238
Tivity Health, Inc. (a)	111,998	2,946,667
		95,092,547
HEALTH CARE DISTRIBUTORS — 15.7%
AdaptHealth Corp. (a) (b)	144,915	3,972,120
AmerisourceBergen Corp.	32,901	3,766,835
Cardinal Health, Inc.	66,481	3,795,400
Covetrus, Inc. (a)	144,173	3,892,671
Henry Schein, Inc. (a)	49,977	3,707,794
McKesson Corp.	20,169	3,857,120
Owens & Minor, Inc.	82,945	3,511,062
Patterson Cos., Inc. (b)	107,647	3,271,392
PetIQ, Inc. (a) (b)	99,825	3,853,245
		33,627,639
HEALTH CARE FACILITIES — 22.7%
Acadia Healthcare Co., Inc. (a)	58,159	3,649,477
Brookdale Senior Living, Inc. (a)	464,442	3,669,092
Community Health Systems, Inc. (a)	244,157	3,769,784
Encompass Health Corp.	47,009	3,668,112
Ensign Group, Inc.	46,760	4,052,689
Hanger, Inc. (a)	57,106	1,443,640
HCA Healthcare, Inc.	18,628	3,851,153
Security Description	Shares	Value
Joint Corp. (a)	38,274	$ 3,211,954
National HealthCare Corp.	13,846	967,835
Pennant Group, Inc. (a)	54,295	2,220,666
Select Medical Holdings Corp.	94,648	3,999,825
Surgery Partners, Inc. (a)	60,161	4,007,926
Tenet Healthcare Corp. (a)	57,328	3,840,403
Universal Health Services, Inc. Class B	24,587	3,600,274
US Physical Therapy, Inc. (b)	22,576	2,615,881
		48,568,711
MANAGED HEALTH CARE — 16.8%
Anthem, Inc.	10,272	3,921,850
Centene Corp. (a)	55,683	4,060,961
Clover Health Investments Corp. (a) (b)	262,348	3,494,475
HealthEquity, Inc. (a)	50,223	4,041,947
Humana, Inc.	9,405	4,163,782
Magellan Health, Inc. (a)	41,836	3,940,951
Molina Healthcare, Inc. (a)	15,874	4,017,075
Progyny, Inc. (a)	61,629	3,636,111
Triple-S Management Corp. (a)	34,905	777,334
UnitedHealth Group, Inc.	9,909	3,967,960
		36,022,446
TOTAL COMMON STOCKS (Cost $183,746,051)		213,311,343
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	515,301	515,455
State Street Navigator Securities Lending Portfolio II (e) (f)	4,199,262	4,199,262
TOTAL SHORT-TERM INVESTMENTS (Cost $4,714,647)		4,714,717
TOTAL INVESTMENTS — 101.9% (Cost $188,460,698)		218,026,060
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(4,158,779)
NET ASSETS — 100.0%		$ 213,867,281

See accompanying notes to financial statements.
91

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 213,311,343	$—	$—	$ 213,311,343
Short-Term Investments	4,714,717	—	—	4,714,717
TOTAL INVESTMENTS	$218,026,060	$—	$—	$218,026,060
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	104,863	$ 104,904	$ 4,615,857	$ 4,205,303	$ (7)	$ 4	515,301	$ 515,455	$ 164
State Street Navigator Securities Lending Portfolio II	1,401,093	1,401,093	47,323,152	44,524,983	—	—	4,199,262	4,199,262	48,290
Total		$1,505,997	$51,939,009	$48,730,286	$ (7)	$ 4		$4,714,717	$48,454
See accompanying notes to financial statements.
92

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 13.9%
Aon PLC Class A	54,530	$ 13,019,583
Arthur J Gallagher & Co.	94,317	13,211,925
Brown & Brown, Inc.	261,443	13,893,081
eHealth, Inc. (a)	218,956	12,787,030
Goosehead Insurance, Inc. Class A	130,829	16,654,532
Marsh & McLennan Cos., Inc.	98,179	13,811,822
Willis Towers Watson PLC	52,972	12,184,619
		95,562,592
LIFE & HEALTH INSURANCE — 26.6%
Aflac, Inc.	242,480	13,011,477
American Equity Investment Life Holding Co.	341,490	11,036,957
Athene Holding, Ltd. Class A (a)	216,454	14,610,645
Brighthouse Financial, Inc. (a)	292,376	13,314,803
CNO Financial Group, Inc.	550,643	13,006,187
Genworth Financial, Inc. Class A (a)	3,318,562	12,942,392
Globe Life, Inc.	130,948	12,472,797
Lincoln National Corp.	201,429	12,657,798
MetLife, Inc.	212,750	12,733,087
Primerica, Inc.	79,562	12,184,125
Principal Financial Group, Inc.	210,258	13,286,203
Prudential Financial, Inc.	129,240	13,243,223
Trupanion, Inc. (a)	142,748	16,430,295
Unum Group	448,220	12,729,448
		183,659,437
MULTI-LINE INSURANCE — 7.6%
American Financial Group, Inc.	109,202	13,619,673
American International Group, Inc.	262,198	12,480,625
Assurant, Inc.	83,756	13,081,012
Hartford Financial Services Group, Inc.	209,449	12,979,555
		52,160,865
PROPERTY & CASUALTY INSURANCE — 43.3%
Allstate Corp.	103,538	13,505,497
Arch Capital Group, Ltd. (a)	347,147	13,517,904
Argo Group International Holdings, Ltd.	95,952	4,973,192
Assured Guaranty, Ltd.	288,847	13,714,456
Axis Capital Holdings, Ltd.	262,345	12,857,528
Chubb, Ltd.	81,631	12,974,431
Cincinnati Financial Corp.	111,983	13,059,457
Security Description	Shares	Value
Erie Indemnity Co. Class A	50,613	$ 9,786,024
Fidelity National Financial, Inc.	289,022	12,560,896
First American Financial Corp.	206,626	12,883,131
Hanover Insurance Group, Inc.	97,542	13,230,597
Kemper Corp.	166,354	12,293,561
Kinsale Capital Group, Inc.	79,626	13,119,976
Lemonade, Inc. (a)	128,470	14,055,903
Loews Corp.	242,480	13,251,532
Markel Corp. (a)	11,309	13,420,503
Mercury General Corp.	181,608	11,795,440
Old Republic International Corp.	516,834	12,874,335
Progressive Corp.	145,717	14,310,867
RLI Corp.	81,464	8,520,320
Selective Insurance Group, Inc.	147,948	12,005,980
Travelers Cos., Inc.	88,292	13,218,195
White Mountains Insurance Group, Ltd.	12,010	13,787,840
WR Berkley Corp.	179,586	13,366,586
		299,084,151
REINSURANCE — 8.5%
Alleghany Corp. (a)	19,383	12,929,818
Enstar Group, Ltd. (a)	26,508	6,333,291
Everest Re Group, Ltd.	53,734	13,541,505
Reinsurance Group of America, Inc.	109,819	12,519,366
RenaissanceRe Holdings, Ltd.	90,435	13,458,537
		58,782,517
TOTAL COMMON STOCKS (Cost $705,359,709)		689,249,562
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (b) (c) (Cost $659,342)	659,163	659,361
TOTAL INVESTMENTS — 100.0% (Cost $706,019,051)		689,908,923
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		344,167
NET ASSETS — 100.0%		$ 690,253,090
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.

See accompanying notes to financial statements.
93

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$689,249,562	$—	$—	$689,249,562
Short-Term Investment	659,361	—	—	659,361
TOTAL INVESTMENTS	$689,908,923	$—	$—	$689,908,923
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,176,534	$1,177,005	$18,647,789	$19,165,191	$(10)	$(232)	659,163	$659,361	$ 703
State Street Navigator Securities Lending Portfolio II	—	—	42,172,724	42,172,724	—	—	—	—	32,504
Total		$1,177,005	$60,820,513	$61,337,915	$(10)	$(232)		$659,361	$33,207
See accompanying notes to financial statements.
94

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTERACTIVE MEDIA & SERVICES — 39.4%
Alphabet, Inc. Class C (a)	509	$ 1,275,717
Angi, Inc. Class A (a)	89,563	1,210,892
Bumble, Inc. Class A (a)	26,896	1,549,210
Cargurus, Inc. (a)	50,965	1,336,812
Cars.com, Inc. (a)	60,189	862,508
Eventbrite, Inc. Class A (a) (b)	61,163	1,162,097
EverQuote, Inc. Class A (a)	25,461	832,065
Facebook, Inc. Class A (a)	3,866	1,344,247
fuboTV, Inc. (a)	42,993	1,380,505
IAC/InterActiveCorp. (a)	8,379	1,291,790
Liberty TripAdvisor Holdings, Inc. Class A (a)	173,295	705,311
Match Group, Inc. (a)	9,047	1,458,829
MediaAlpha, Inc. Class A (a)	28,571	1,202,839
Pinterest, Inc. Class A (a)	18,785	1,483,076
QuinStreet, Inc. (a)	45,387	843,290
Snap, Inc. Class A (a)	19,984	1,361,710
TripAdvisor, Inc. (a)	29,772	1,199,812
TrueCar, Inc. (a)	105,253	594,679
Twitter, Inc. (a)	21,170	1,456,708
Vimeo, Inc. (a)	29,069	1,424,381
Yelp, Inc. (a)	31,453	1,256,862
Zillow Group, Inc. Class C (a) (b)	11,555	1,412,252
ZoomInfo Technologies, Inc. Class A (a)	27,578	1,438,744
		28,084,336
INTERNET & DIRECT MARKETING RETAIL — 37.1%
1-800-Flowers.com, Inc. Class A (a)	33,731	1,075,007
Amazon.com, Inc. (a)	383	1,317,581
CarParts.com, Inc. (a)	68,858	1,401,949
Chewy, Inc. Class A (a) (b)	17,137	1,365,990
DoorDash, Inc. Class A (a)	8,308	1,481,566
eBay, Inc.	19,078	1,339,466
Etsy, Inc. (a)	7,724	1,589,908
Groupon, Inc. (a)	27,668	1,194,151
Lands' End, Inc. (a)	16,450	675,273
Liquidity Services, Inc. (a)	33,641	856,163
Overstock.com, Inc. (a)	14,205	1,309,701
PetMed Express, Inc.	39,024	1,242,914
Porch Group, Inc. (a)	66,189	1,280,095
Quotient Technology, Inc. (a)	115,280	1,246,177
Qurate Retail, Inc. Class A	93,486	1,223,732
RealReal, Inc. (a)	62,967	1,244,228
Revolve Group, Inc. (a)	22,313	1,537,366
Shutterstock, Inc.	13,947	1,369,177
Stamps.com, Inc. (a)	6,438	1,289,467
Stitch Fix, Inc. Class A (a)	19,984	1,205,035
Security Description	Shares	Value
Wayfair, Inc. Class A (a) (b)	3,963	$ 1,251,159
		26,496,105
INTERNET SERVICES & INFRASTRUCTURE — 23.5%
Akamai Technologies, Inc. (a)	10,812	1,260,679
BigCommerce Holdings, Inc. (a) (b)	21,114	1,370,721
Brightcove, Inc. (a)	47,427	680,578
Fastly, Inc. Class A (a) (b)	23,552	1,403,699
GoDaddy, Inc. Class A (a)	15,472	1,345,445
Limelight Networks, Inc. (a)	315,928	995,173
MongoDB, Inc. (a)	3,833	1,385,706
Okta, Inc. (a)	5,657	1,384,155
Rackspace Technology, Inc. (a)	61,398	1,204,015
Snowflake, Inc. Class A (a)	5,324	1,287,343
Switch, Inc. Class A	59,737	1,261,048
Tucows, Inc. Class A (a) (b)	4,540	364,653
Twilio, Inc. Class A (a)	3,850	1,517,516
VeriSign, Inc. (a)	5,796	1,319,691
		16,780,422
TOTAL COMMON STOCKS (Cost $65,730,271)		71,360,863
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	39,215	39,227
State Street Navigator Securities Lending Portfolio II (e) (f)	2,554,443	2,554,443
TOTAL SHORT-TERM INVESTMENTS (Cost $2,593,670)		2,593,670
TOTAL INVESTMENTS — 103.6% (Cost $68,323,941)		73,954,533
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(2,574,124)
NET ASSETS — 100.0%		$ 71,380,409
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
95

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$71,360,863	$—	$—	$71,360,863
Short-Term Investments	2,593,670	—	—	2,593,670
TOTAL INVESTMENTS	$73,954,533	$—	$—	$73,954,533
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,245	$ 44,263	$ 1,246,621	$ 1,251,638	$—	$(19)	39,215	$ 39,227	$ 54
State Street Navigator Securities Lending Portfolio II	3,307,256	3,307,256	63,441,245	64,194,058	—	—	2,554,443	2,554,443	14,687
Total		$3,351,519	$64,687,866	$65,445,696	$—	$(19)		$2,593,670	$14,741
See accompanying notes to financial statements.
96

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 16.0%
Alcoa Corp. (a)	2,704,354	$ 99,628,401
Arconic Corp. (a)	2,485,806	88,544,410
Century Aluminum Co. (a) (b)	7,515,836	96,879,126
Kaiser Aluminum Corp.	360,838	44,559,885
		329,611,822
COAL & CONSUMABLE FUELS — 8.1%
Arch Resources, Inc. (a) (b)	996,097	56,757,607
CONSOL Energy, Inc. (a)	746,481	13,787,504
Peabody Energy Corp. (a) (b)	5,820,235	46,154,464
Uranium Energy Corp. (a) (b) (c)	18,876,949	50,212,684
		166,912,259
COPPER — 4.5%
Freeport-McMoRan, Inc.	2,474,624	91,833,296
DIVERSIFIED METALS & MINING — 9.5%
Compass Minerals International, Inc.	756,064	44,804,352
Materion Corp.	461,463	34,771,237
MP Materials Corp. (a) (c)	3,157,008	116,367,315
		195,942,904
GOLD — 13.9%
Coeur Mining, Inc. (a)	9,420,997	83,658,453
McEwen Mining, Inc. (a) (c)	12,145,168	16,760,332
Newmont Corp.	1,437,725	91,123,011
Royal Gold, Inc.	822,762	93,877,144
		285,418,940
SILVER — 4.1%
Hecla Mining Co.	11,182,225	83,195,754
STEEL — 43.8%
Allegheny Technologies, Inc. (a)	4,245,592	88,520,593
Carpenter Technology Corp.	1,280,462	51,500,182
Cleveland-Cliffs, Inc. (a) (c)	4,136,101	89,174,338
Commercial Metals Co.	3,054,038	93,820,047
Nucor Corp.	948,353	90,975,503
Reliance Steel & Aluminum Co.	583,430	88,039,587
Schnitzer Steel Industries, Inc. Class A (c)	1,021,309	50,095,207
Security Description	Shares	Value
Steel Dynamics, Inc.	1,554,904	$ 92,672,278
SunCoke Energy, Inc.	3,228,370	23,050,562
TimkenSteel Corp. (a) (b)	2,902,283	41,067,304
United States Steel Corp.	3,527,152	84,651,648
Warrior Met Coal, Inc. (b)	2,696,696	46,383,171
Worthington Industries, Inc.	1,010,070	61,796,083
		901,746,503
TOTAL COMMON STOCKS (Cost $2,028,996,942)		2,054,661,478
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	1,570,577	1,571,049
State Street Navigator Securities Lending Portfolio II (f) (g)	28,062,730	28,062,730
TOTAL SHORT-TERM INVESTMENTS (Cost $29,633,631)		29,633,779
TOTAL INVESTMENTS — 101.3% (Cost $2,058,630,573)		2,084,295,257
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(27,600,160)
NET ASSETS — 100.0%		$ 2,056,695,097
(a)	Non-income producing security.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at June 30, 2021.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
97

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,054,661,478	$—	$—	$2,054,661,478
Short-Term Investments	29,633,779	—	—	29,633,779
TOTAL INVESTMENTS	$2,084,295,257	$—	$—	$2,084,295,257
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
Arch Resources, Inc.	541,840	$15,393,674	$141,309,630	$128,073,650	$ 8,693,998	$19,433,955	996,097	$ 56,757,607	$ —
Century Aluminium Company	—	—	175,940,028	92,969,582	20,831,178	(6,922,498)	7,515,836	96,879,126	—
Peabody Energy Corp.	—	—	49,308,809	5,655,466	117,258	2,383,863	5,820,235	46,154,464	—
State Street Institutional Liquid Reserves Fund, Premier Class	244,308	244,406	31,358,339	30,031,682	(125)	111	1,570,577	1,571,049	1,240
State Street Navigator Securities Lending Portfolio II	15,717,149	15,717,149	166,352,474	154,006,893	—	—	28,062,730	28,062,730	41,620
Timkensteel Corp.	—	—	43,783,945	5,280,084	356,766	2,206,677	2,902,283	41,067,304	—
Uranium Energy Corp.	—	—	85,992,740	31,285,034	957,035	(5,452,057)	18,876,949	50,212,684	—
Warrior Met Coal, Inc.	1,143,618	17,600,281	134,028,878	95,469,788	(12,844,183)	3,067,983	2,696,696	46,383,171	509,200
Total		$48,955,510	$828,074,843	$542,772,179	$ 18,111,927	$14,718,034		$367,088,135	$552,060
See accompanying notes to financial statements.
98

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 19.1%
Helmerich & Payne, Inc.	263,898	$ 8,610,992
Nabors Industries, Ltd. (a)	74,180	8,474,323
Patterson-UTI Energy, Inc.	836,855	8,318,339
Transocean, Ltd. (a)	2,143,670	9,689,388
		35,093,042
OIL & GAS EQUIPMENT & SERVICES — 80.8%
Archrock, Inc.	831,460	7,408,309
Aspen Aerogels, Inc. (a)	148,497	4,443,030
Baker Hughes Co.	335,906	7,682,170
Bristow Group, Inc. (a)	88,254	2,260,185
Cactus, Inc. Class A	212,120	7,789,046
ChampionX Corp. (a)	323,062	8,286,540
Core Laboratories NV	182,040	7,090,458
DMC Global, Inc. (a)	97,717	5,492,673
Dril-Quip, Inc. (a)	159,502	5,395,953
Frank's International NV (a) (b)	934,126	2,830,402
Halliburton Co.	362,185	8,373,717
Helix Energy Solutions Group, Inc. (a)	1,212,861	6,925,436
Liberty Oilfield Services, Inc. Class A (a)	568,843	8,054,817
NexTier Oilfield Solutions, Inc. (a)	1,251,924	5,959,158
Nov, Inc. (a)	514,075	7,875,629
Oceaneering International, Inc. (a)	515,598	8,027,861
Oil States International, Inc. (a)	761,092	5,974,572
ProPetro Holding Corp. (a)	807,853	7,399,934
Security Description	Shares	Value
Schlumberger NV	249,450	$ 7,984,895
TechnipFMC PLC	859,159	7,775,389
TETRA Technologies, Inc. (a)	1,122,295	4,870,760
Tidewater, Inc. (a)	126,689	1,526,603
US Silica Holdings, Inc. (a)	785,495	9,080,322
		148,507,859
TOTAL COMMON STOCKS (Cost $194,146,883)		183,600,901
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d) (Cost $113,273)	113,239	113,273
TOTAL INVESTMENTS — 100.0% (Cost $194,260,156)		183,714,174
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(22,930)
NET ASSETS — 100.0%		$ 183,691,244
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$183,600,901	$—	$—	$183,600,901
Short-Term Investment	113,273	—	—	113,273
TOTAL INVESTMENTS	$183,714,174	$—	$—	$183,714,174
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	80,412	$ 80,444	$ 5,303,418	$ 5,270,562	$ 5	$(32)	113,239	$113,273	$ 126
State Street Navigator Securities Lending Portfolio II	5,102,766	5,102,766	83,363,535	88,466,301	—	—	—	—	14,877
Total		$5,183,210	$88,666,953	$93,736,863	$ 5	$(32)		$113,273	$15,003
See accompanying notes to financial statements.
99

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aclaris Therapeutics, Inc. (a)	213,390	$ 3,747,128
Aerie Pharmaceuticals, Inc. (a)	157,452	2,520,806
Amneal Pharmaceuticals, Inc. (a)	364,870	1,868,134
Amphastar Pharmaceuticals, Inc. (a)	42,285	852,466
Antares Pharma, Inc. (a) (b)	199,961	871,830
Arvinas, Inc. (a)	88,313	6,800,101
Axsome Therapeutics, Inc. (a) (b)	89,295	6,023,841
BioDelivery Sciences International, Inc. (a)	261,044	934,538
Bristol-Myers Squibb Co.	185,799	12,415,089
Cara Therapeutics, Inc. (a)	246,152	3,512,589
Cassava Sciences, Inc. (a) (b)	162,489	13,883,060
Catalent, Inc. (a)	114,734	12,405,040
Collegium Pharmaceutical, Inc. (a)	80,115	1,893,919
Corcept Therapeutics, Inc. (a)	150,493	3,310,846
Durect Corp. (a) (b)	265,812	433,274
Elanco Animal Health, Inc. (a)	371,267	12,879,252
Eli Lilly & Co.	55,833	12,814,790
Endo International PLC (a)	929,548	4,350,285
Innoviva, Inc. (a)	136,223	1,826,750
Intra-Cellular Therapies, Inc. (a)	107,391	4,383,701
Jazz Pharmaceuticals PLC (a)	67,206	11,938,474
Johnson & Johnson	75,847	12,495,035
Marinus Pharmaceuticals, Inc. (a) (b)	57,408	1,029,900
Merck & Co., Inc.	147,641	11,482,041
Nektar Therapeutics (a)	273,398	4,691,510
NGM Biopharmaceuticals, Inc. (a)	67,849	1,337,982
Nuvation Bio, Inc. (a)	182,910	1,702,892
Ocular Therapeutix, Inc. (a)	319,662	4,532,807
Omeros Corp. (a) (b)	181,477	2,693,119
Organon & Co. (a)	42,198	1,276,911
Pacira BioSciences, Inc. (a)	134,368	8,153,450
Perrigo Co. PLC	250,716	11,495,329
Pfizer, Inc.	311,624	12,203,196
Phathom Pharmaceuticals, Inc. (a) (b)	28,986	981,176
Phibro Animal Health Corp. Class A	29,986	865,996
Prestige Consumer Healthcare, Inc. (a)	68,112	3,548,635
Security Description	Shares	Value
Provention Bio, Inc. (a) (b)	318,465	$ 2,684,660
Reata Pharmaceuticals, Inc. Class A (a) (b)	64,676	9,153,594
Relmada Therapeutics, Inc. (a)	20,806	666,000
Revance Therapeutics, Inc. (a)	102,771	3,046,132
Royalty Pharma PLC Class A (b)	278,657	11,422,150
Supernus Pharmaceuticals, Inc. (a)	128,041	3,942,382
TherapeuticsMD, Inc. (a) (b)	2,228,122	2,651,465
Theravance Biopharma, Inc. (a) (b)	87,748	1,274,101
Viatris, Inc.	795,403	11,366,309
Zoetis, Inc.	68,670	12,797,341
Zogenix, Inc. (a) (b)	188,278	3,253,444
Zomedica Corp. (a) (b)	13,217,515	11,006,225
TOTAL COMMON STOCKS (Cost $265,587,055)		271,419,695
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	271,177	271,258
State Street Navigator Securities Lending Portfolio II (e) (f)	16,787,951	16,787,951
TOTAL SHORT-TERM INVESTMENTS (Cost $17,059,208)		17,059,209
TOTAL INVESTMENTS — 106.2% (Cost $282,646,263)		288,478,904
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(16,761,907)
NET ASSETS — 100.0%		$ 271,716,997
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
100

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$271,419,695	$—	$—	$271,419,695
Short-Term Investments	17,059,209	—	—	17,059,209
TOTAL INVESTMENTS	$288,478,904	$—	$—	$288,478,904
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	149,811	$ 149,871	$ 3,596,547	$ 3,475,155	$157	$(162)	271,177	$ 271,258	$ 264
State Street Navigator Securities Lending Portfolio II	10,117,542	10,117,542	145,296,400	138,625,991	—	—	16,787,951	16,787,951	38,465
Total		$10,267,413	$148,892,947	$142,101,146	$157	$(162)		$17,059,209	$38,729
See accompanying notes to financial statements.
101

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPAREL RETAIL — 19.4%
Abercrombie & Fitch Co. Class A (a)	246,738	$ 11,456,045
American Eagle Outfitters, Inc. (b)	309,848	11,628,595
Boot Barn Holdings, Inc. (a)	140,102	11,775,573
Buckle, Inc.	259,673	12,918,732
Burlington Stores, Inc. (a)	33,932	10,925,765
Caleres, Inc.	381,007	10,397,681
Chico's FAS, Inc. (a)	980,874	6,454,151
Children's Place, Inc. (a)	109,335	10,174,715
Citi Trends, Inc. (a)	125,386	10,908,582
Designer Brands, Inc. Class A (a)	626,612	10,370,429
Foot Locker, Inc.	169,792	10,464,281
Gap, Inc.	329,130	11,075,225
Genesco, Inc. (a)	102,302	6,514,591
Guess?, Inc.	385,689	10,182,190
L Brands, Inc.	158,707	11,436,426
Ross Stores, Inc.	88,539	10,978,836
Shoe Carnival, Inc.	83,774	5,997,381
TJX Cos., Inc.	161,716	10,902,893
Urban Outfitters, Inc. (a)	275,192	11,343,414
Zumiez, Inc. (a)	179,379	8,787,777
		204,693,282
AUTOMOTIVE RETAIL — 18.9%
Advance Auto Parts, Inc.	53,323	10,938,680
America's Car-Mart, Inc. (a)	38,417	5,444,457
Arko Corp. (a)	406,781	3,738,318
Asbury Automotive Group, Inc. (a)	60,038	10,288,712
AutoNation, Inc. (a)	108,604	10,296,745
AutoZone, Inc. (a)	7,614	11,361,763
Blink Charging Co. (a) (b)	269,189	11,082,511
Camping World Holdings, Inc. Class A (b)	270,024	11,068,284
CarMax, Inc. (a)	91,021	11,755,362
Carvana Co. (a) (b)	38,745	11,694,016
Group 1 Automotive, Inc.	66,973	10,342,641
Lithia Motors, Inc.	31,849	10,944,590
Monro, Inc.	166,739	10,589,594
Murphy USA, Inc.	77,046	10,275,625
OneWater Marine, Inc. Class A (b)	83,204	3,497,064
O'Reilly Automotive, Inc. (a)	19,904	11,269,844
Penske Automotive Group, Inc. (b)	132,702	10,017,674
Shift Technologies, Inc. (a) (b)	1,268,933	10,887,445
Sonic Automotive, Inc. Class A	227,734	10,188,819
TravelCenters of America, Inc. (a)	120,746	3,530,613
Security Description	Shares	Value
Vroom, Inc. (a) (b)	240,348	$ 10,060,967
		199,273,724
COMPUTER & ELECTRONICS RETAIL — 3.2%
Best Buy Co., Inc.	92,889	10,680,377
Conn's, Inc. (a)	193,714	4,939,707
GameStop Corp. Class A (a)	45,559	9,756,005
Rent-A-Center, Inc.	167,217	8,874,206
		34,250,295
DEPARTMENT STORES — 4.1%
Dillard's, Inc. Class A	62,912	11,379,522
Kohl's Corp.	193,894	10,685,498
Macy's, Inc. (a)	546,456	10,360,806
Nordstrom, Inc. (a)	301,482	11,025,197
		43,451,023
DRUG RETAIL — 1.7%
Rite Aid Corp. (a) (b)	477,065	7,776,159
Walgreens Boots Alliance, Inc.	192,273	10,115,483
		17,891,642
FOOD RETAIL — 5.9%
Albertsons Cos., Inc. Class A (b)	521,273	10,248,227
Casey's General Stores, Inc.	51,235	9,972,380
Grocery Outlet Holding Corp. (a) (b)	311,730	10,804,562
Ingles Markets, Inc. Class A	108,875	6,344,146
Kroger Co.	274,715	10,524,332
Sprouts Farmers Market, Inc. (a)	366,690	9,112,247
Weis Markets, Inc.	99,347	5,132,266
		62,138,160
GENERAL MERCHANDISE STORES — 5.6%
Big Lots, Inc.	154,568	10,203,034
Dollar General Corp.	50,795	10,991,530
Dollar Tree, Inc. (a)	105,115	10,458,942
Franchise Group, Inc. (b)	159,161	5,613,608
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	121,650	10,234,415
Target Corp.	45,644	11,033,981
		58,535,510
HYPERMARKETS & SUPER CENTERS — 4.0%
BJ's Wholesale Club Holdings, Inc. (a)	223,092	10,614,717
Costco Wholesale Corp.	27,832	11,012,288
PriceSmart, Inc.	109,705	9,984,252
Walmart, Inc.	75,533	10,651,664
		42,262,921

See accompanying notes to financial statements.
102

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 20.8%
1-800-Flowers.com, Inc. Class A (a)	280,035	$ 8,924,715
Amazon.com, Inc. (a)	3,200	11,008,512
CarParts.com, Inc. (a) (b)	571,686	11,639,527
Chewy, Inc. Class A (a) (b)	142,274	11,340,661
DoorDash, Inc. Class A (a)	68,968	12,299,063
eBay, Inc.	158,377	11,119,649
Etsy, Inc. (a)	64,143	13,203,195
Groupon, Inc. (a) (b)	229,697	9,913,723
Lands' End, Inc. (a)	125,500	5,151,775
Liquidity Services, Inc. (a)	256,611	6,530,750
Overstock.com, Inc. (a)	117,944	10,874,437
PetMed Express, Inc. (b)	324,001	10,319,432
Porch Group, Inc. (a)	549,540	10,628,104
Quotient Technology, Inc. (a)	957,108	10,346,337
Qurate Retail, Inc. Class A	776,170	10,160,065
RealReal, Inc. (a) (b)	522,804	10,330,607
Revolve Group, Inc. (a)	185,239	12,762,967
Shutterstock, Inc.	115,805	11,368,577
Stamps.com, Inc. (a)	53,451	10,705,701
Stitch Fix, Inc. Class A (a)	165,914	10,004,614
Wayfair, Inc. Class A (a) (b)	32,917	10,392,226
		219,024,637
SPECIALTY STORES — 16.3%
Academy Sports & Outdoors, Inc. (a)	254,965	10,514,757
Big 5 Sporting Goods Corp.	364,065	9,349,189
Dick's Sporting Goods, Inc. (b)	106,189	10,639,076
Five Below, Inc. (a)	56,030	10,828,918
Hibbett, Inc. (a)	127,510	11,428,721
Leslie's, Inc. (a)	392,694	10,795,158
MarineMax, Inc. (a)	221,464	10,794,155
National Vision Holdings, Inc. (a)	220,305	11,264,195
ODP Corp. (a)	212,353	10,195,068
Party City Holdco, Inc. (a)	1,053,882	9,832,719
Petco Health & Wellness Co., Inc. (a)	446,784	10,012,429
Sally Beauty Holdings, Inc. (a)	511,975	11,299,288
Security Description	Shares	Value
Signet Jewelers, Ltd. (a)	142,261	$ 11,493,266
Sportsman's Warehouse Holdings, Inc. (a)	580,102	10,308,413
Tractor Supply Co.	57,727	10,740,686
Ulta Beauty, Inc. (a)	31,424	10,865,476
Winmark Corp.	10,036	1,927,715
		172,289,229
TOTAL COMMON STOCKS (Cost $1,065,631,152)		1,053,810,423
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	575,915	576,087
State Street Navigator Securities Lending Portfolio II (e) (f)	44,696,050	44,696,050
TOTAL SHORT-TERM INVESTMENTS (Cost $45,272,137)		45,272,137
TOTAL INVESTMENTS — 104.2% (Cost $1,110,903,289)		1,099,082,560
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(44,507,201)
NET ASSETS — 100.0%		$ 1,054,575,359
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
103

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,053,810,423	$—	$—	$1,053,810,423
Short-Term Investments	45,272,137	—	—	45,272,137
TOTAL INVESTMENTS	$1,099,082,560	$—	$—	$1,099,082,560
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	219,636	$ 219,724	$ 29,076,691	$ 28,720,408	$202	$(122)	575,915	$ 576,087	$ 698
State Street Navigator Securities Lending Portfolio II	19,064,864	19,064,864	535,244,994	509,613,808	—	—	44,696,050	44,696,050	1,269,944
Total		$19,284,588	$564,321,685	$538,334,216	$202	$(122)		$45,272,137	$1,270,642
See accompanying notes to financial statements.
104

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 100.0%
SEMICONDUCTORS — 100.0%
Advanced Micro Devices, Inc. (a)	299,637	$ 28,144,904
Allegro MicroSystems, Inc. (a)	883,439	24,471,260
Alpha & Omega Semiconductor, Ltd. (a)	472,234	14,351,191
Ambarella, Inc. (a)	240,039	25,595,359
Analog Devices, Inc.	144,836	24,934,966
Broadcom, Inc.	51,769	24,685,530
CEVA, Inc. (a)	368,945	17,451,099
Cirrus Logic, Inc. (a)	305,277	25,985,178
Cree, Inc. (a)	250,685	24,549,582
Diodes, Inc. (a)	316,242	25,226,624
DSP Group, Inc. (a)	204,700	3,029,560
First Solar, Inc. (a)	306,082	27,703,482
Impinj, Inc. (a) (b)	403,917	20,838,078
Intel Corp.	419,516	23,551,628
Kopin Corp. (a) (b)	2,886,934	23,615,120
Lattice Semiconductor Corp. (a)	473,896	26,623,477
MACOM Technology Solutions Holdings, Inc. (a)	406,767	26,065,629
Marvell Technology, Inc.	467,610	27,275,691
Maxim Integrated Products, Inc.	235,139	24,774,245
MaxLinear, Inc. (a) (b)	611,419	25,979,193
Microchip Technology, Inc.	157,505	23,584,799
Micron Technology, Inc. (a)	305,897	25,995,127
Monolithic Power Systems, Inc.	70,182	26,209,468
NeoPhotonics Corp. (a)	1,311,167	13,387,015
NVIDIA Corp.	34,074	27,262,607
NXP Semiconductors NV	120,684	24,827,113
ON Semiconductor Corp. (a)	642,390	24,590,689
Power Integrations, Inc.	300,699	24,675,360
Qorvo, Inc. (a)	132,405	25,905,038
QUALCOMM, Inc.	180,993	25,869,330
Rambus, Inc. (a)	1,107,768	26,265,179
Semtech Corp. (a)	366,053	25,184,446
Silicon Laboratories, Inc. (a)	175,415	26,882,349
SiTime Corp. (a)	216,645	27,425,091
Security Description	Shares	Value
Skyworks Solutions, Inc.	141,850	$ 27,199,738
SMART Global Holdings, Inc. (a)	497,987	23,744,020
SunPower Corp. (a) (b)	940,596	27,484,215
Synaptics, Inc. (a)	171,894	26,743,269
Texas Instruments, Inc.	129,152	24,835,930
Universal Display Corp.	109,888	24,431,399
Xilinx, Inc.	189,605	27,424,467
TOTAL COMMON STOCKS (Cost $868,848,069)		994,778,445
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	2,447,146	2,447,880
State Street Navigator Securities Lending Portfolio II (e) (f)	24,868,582	24,868,582
TOTAL SHORT-TERM INVESTMENTS (Cost $27,316,458)		27,316,462
TOTAL INVESTMENTS — 102.7% (Cost $896,164,527)		1,022,094,907
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(27,002,101)
NET ASSETS — 100.0%		$ 995,092,806
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
105

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 994,778,445	$—	$—	$ 994,778,445
Short-Term Investments	27,316,462	—	—	27,316,462
TOTAL INVESTMENTS	$1,022,094,907	$—	$—	$1,022,094,907
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	761,303	$ 761,608	$ 7,185,556	$ 5,499,277	$(11)	$ 4	2,447,146	$ 2,447,880	$ 719
State Street Navigator Securities Lending Portfolio II	12,851,418	12,851,418	212,099,981	200,082,817	—	—	24,868,582	24,868,582	33,480
Total		$13,613,026	$219,285,537	$205,582,094	$(11)	$ 4		$27,316,462	$34,199
See accompanying notes to financial statements.
106

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 55.1%
8x8, Inc. (a)	104,340	$ 2,896,478
ACI Worldwide, Inc. (a)	71,317	2,648,713
Adobe, Inc. (a)	5,184	3,035,958
Agilysys, Inc. (a)	49,842	2,834,515
Alarm.com Holdings, Inc. (a)	33,969	2,877,174
Altair Engineering, Inc. Class A (a) (b)	42,844	2,954,951
Alteryx, Inc. Class A (a)	34,107	2,933,884
American Software, Inc. Class A	81,525	1,790,289
Anaplan, Inc. (a)	52,671	2,807,364
ANSYS, Inc. (a)	8,339	2,894,133
Appfolio, Inc. Class A (a) (b)	19,584	2,765,261
Asana, Inc. Class A (a)	60,378	3,745,247
Aspen Technology, Inc. (a)	20,177	2,775,145
Autodesk, Inc. (a)	10,111	2,951,401
Avalara, Inc. (a)	20,233	3,273,699
Avaya Holdings Corp. (a)	100,600	2,706,140
Benefitfocus, Inc. (a)	199,412	2,811,709
Bill.Com Holdings, Inc. (a)	17,832	3,266,466
Black Knight, Inc. (a)	37,752	2,943,901
Blackbaud, Inc. (a)	36,678	2,808,434
Blackline, Inc. (a)	26,443	2,942,313
Bottomline Technologies DE, Inc. (a)	74,502	2,762,534
Box, Inc. Class A (a)	112,230	2,867,477
BTRS Holdings, Inc. (a)	187,675	2,368,459
C3.ai, Inc. Class A (a)	46,337	2,897,453
Cadence Design Systems, Inc. (a)	21,704	2,969,541
CDK Global, Inc.	52,531	2,610,265
Cerence, Inc. (a) (b)	24,004	2,561,467
Ceridian HCM Holding, Inc. (a)	31,593	3,030,401
ChannelAdvisor Corp. (a)	114,661	2,810,341
Citrix Systems, Inc.	23,302	2,732,626
Cleanspark, Inc. (a)	153,655	2,556,819
Cloudera, Inc. (a)	177,578	2,816,387
Cornerstone OnDemand, Inc. (a)	55,055	2,839,737
Coupa Software, Inc. (a)	11,977	3,139,291
Datadog, Inc. Class A (a)	29,387	3,058,599
Digimarc Corp. (a) (b)	82,426	2,761,271
Digital Turbine, Inc. (a)	37,968	2,886,707
DocuSign, Inc. (a)	11,089	3,100,152
Domo, Inc. Class B (a) (b)	39,404	3,185,025
Dropbox, Inc. Class A (a)	94,407	2,861,476
Duck Creek Technologies, Inc. (a)	70,054	3,048,050
Dynatrace, Inc. (a)	50,608	2,956,519
E2open Parent Holdings, Inc. (a)	209,696	2,394,728
Ebix, Inc.	76,367	2,588,841
Elastic NV (a)	20,530	2,992,453
Security Description	Shares	Value
Envestnet, Inc. (a)	35,406	$ 2,685,899
Everbridge, Inc. (a)	22,567	3,070,917
Fair Isaac Corp. (a)	5,558	2,793,895
Five9, Inc. (a)	16,926	3,104,059
Guidewire Software, Inc. (a)	25,469	2,870,866
HubSpot, Inc. (a)	5,401	3,147,271
InterDigital, Inc.	34,639	2,529,686
Intuit, Inc.	5,940	2,911,610
J2 Global, Inc. (a)	21,737	2,989,924
Jamf Holding Corp. (a)	88,200	2,960,874
LivePerson, Inc. (a) (b)	47,515	3,004,849
Manhattan Associates, Inc. (a)	19,422	2,813,083
Medallia, Inc. (a)	84,738	2,859,908
MicroStrategy, Inc. Class A (a) (b)	5,434	3,610,893
Mimecast, Ltd. (a)	53,957	2,862,419
Mitek Systems, Inc. (a)	149,160	2,872,822
Model N, Inc. (a) (b)	81,325	2,787,008
Momentive Global, Inc. (a)	131,788	2,776,773
New Relic, Inc. (a)	41,389	2,771,821
Nuance Communications, Inc. (a)	51,076	2,780,577
Nutanix, Inc. Class A (a)	80,302	3,069,142
Pagerduty, Inc. (a) (b)	69,379	2,954,158
Palantir Technologies, Inc. Class A (a) (b)	113,732	2,997,976
Paycom Software, Inc. (a)	8,253	2,999,718
Paylocity Holding Corp. (a)	15,908	3,035,246
Pegasystems, Inc. (b)	21,372	2,974,769
PROS Holdings, Inc. (a) (b)	57,730	2,630,756
PTC, Inc. (a)	20,567	2,905,294
Q2 Holdings, Inc. (a)	27,693	2,840,748
QAD, Inc. Class A	35,517	3,090,689
Qualtrics International, Inc. Class A (a)	75,563	2,890,285
RingCentral, Inc. Class A (a)	10,217	2,968,856
Riot Blockchain, Inc. (a) (b)	90,421	3,406,159
salesforce.com, Inc. (a)	11,675	2,851,852
Slack Technologies, Inc. Class A (a)	63,080	2,794,444
Smartsheet, Inc. Class A (a)	43,206	3,124,658
Splunk, Inc. (a)	23,201	3,354,401
Sprout Social, Inc. Class A (a)	35,956	3,215,186
SPS Commerce, Inc. (a)	28,691	2,864,796
SS&C Technologies Holdings, Inc.	37,968	2,735,974
Synopsys, Inc. (a)	10,666	2,941,576
Trade Desk, Inc. Class A (a)	46,774	3,618,437
Tyler Technologies, Inc. (a)	6,512	2,945,833
Upland Software, Inc. (a)	66,788	2,749,662
Verint Systems, Inc. (a) (b)	60,557	2,729,304
Veritone, Inc. (a)	129,475	2,551,952
Vertex, Inc. Class A (a)	146,666	3,217,852
Vonage Holdings Corp. (a)	190,605	2,746,618
Workday, Inc. Class A (a)	12,195	2,911,434
Workiva, Inc. (a)	27,860	3,101,654
Yext, Inc. (a)	193,899	2,770,817

See accompanying notes to financial statements.
107

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Zendesk, Inc. (a)	20,242	$ 2,921,730
Zix Corp. (a)	382,774	2,698,557
Zoom Video Communications, Inc. Class A (a)	7,658	2,963,876
		290,239,357
DATA PROCESSING & OUTSOURCED SERVICES — 19.5%
Affirm Holdings, Inc. (a) (b)	41,275	2,779,871
Alliance Data Systems Corp.	25,106	2,615,794
Automatic Data Processing, Inc.	14,054	2,791,406
Broadridge Financial Solutions, Inc.	17,237	2,784,293
Cass Information Systems, Inc.	44,971	1,832,568
Concentrix Corp. (a)	18,250	2,934,600
Conduent, Inc. (a)	344,259	2,581,943
CSG Systems International, Inc. (b)	61,758	2,913,743
Euronet Worldwide, Inc. (a)	17,986	2,434,405
EVERTEC, Inc.	63,634	2,777,624
Evo Payments, Inc. Class A (a)	94,851	2,631,167
ExlService Holdings, Inc. (a)	26,681	2,835,123
Fidelity National Information Services, Inc.	19,264	2,729,131
Fiserv, Inc. (a)	25,460	2,721,419
FleetCor Technologies, Inc. (a)	10,322	2,643,051
Genpact, Ltd.	61,126	2,776,954
Global Payments, Inc.	14,499	2,719,143
I3 Verticals, Inc. Class A (a)	87,054	2,630,772
International Money Express, Inc. (a)	183,027	2,717,951
Jack Henry & Associates, Inc.	17,257	2,821,692
Marathon Digital Holdings, Inc. (a) (b)	105,675	3,315,025
Mastercard, Inc. Class A	7,676	2,802,431
MAXIMUS, Inc.	29,725	2,614,908
MoneyGram International, Inc. (a)	289,848	2,921,668
Paya Holdings, Inc. (a)	264,692	2,916,906
Paychex, Inc.	26,721	2,867,163
PayPal Holdings, Inc. (a)	10,338	3,013,320
Repay Holdings Corp. (a)	116,857	2,809,242
Sabre Corp. (a) (b)	194,979	2,433,338
Shift4 Payments, Inc. Class A (a)	28,088	2,632,407
Square, Inc. Class A (a)	12,793	3,118,933
Sykes Enterprises, Inc. (a)	67,139	3,605,364
TTEC Holdings, Inc.	27,367	2,821,264
Verra Mobility Corp. (a)	190,737	2,931,628
Visa, Inc. Class A	11,942	2,792,279
Western Union Co.	112,456	2,583,114
WEX, Inc. (a)	13,640	2,644,796
		102,496,436
Security Description	Shares	Value
INTERACTIVE HOME ENTERTAINMENT — 3.6%
Activision Blizzard, Inc.	28,585	$ 2,728,152
Electronic Arts, Inc.	19,164	2,756,358
Playtika Holding Corp. (a)	108,959	2,597,583
Sciplay Corp. Class A (a) (b)	156,745	2,656,828
Skillz, Inc. (a) (b)	130,621	2,837,088
Take-Two Interactive Software, Inc. (a)	15,050	2,664,151
Zynga, Inc. Class A (a)	265,946	2,827,006
		19,067,166
IT CONSULTING & OTHER SERVICES — 4.8%
Accenture PLC Class A	9,835	2,899,260
Cognizant Technology Solutions Corp. Class A	39,377	2,727,251
DXC Technology Co. (a)	67,739	2,637,757
EPAM Systems, Inc. (a)	5,518	2,819,477
Gartner, Inc. (a)	12,041	2,916,330
International Business Machines Corp.	18,544	2,718,365
LiveRamp Holdings, Inc. (a)	67,203	3,148,461
Perficient, Inc. (a)	36,458	2,931,952
Unisys Corp. (a)	104,575	2,646,793
		25,445,646
SYSTEMS SOFTWARE — 16.9%
A10 Networks, Inc. (a)	267,212	3,008,807
Appian Corp. (a) (b)	24,830	3,420,333
Cloudflare, Inc. Class A (a)	29,847	3,159,006
CommVault Systems, Inc. (a)	34,783	2,718,987
Crowdstrike Holdings, Inc. Class A (a)	12,134	3,049,396
Datto Holding Corp. (a)	104,887	2,920,054
Dolby Laboratories, Inc. Class A	28,000	2,752,120
FireEye, Inc. (a)	130,497	2,638,649
Fortinet, Inc. (a)	12,256	2,919,257
McAfee Corp. Class A	98,793	2,768,180
Microsoft Corp.	10,877	2,946,579
NortonLifeLock, Inc.	98,137	2,671,289
OneSpan, Inc. (a)	106,843	2,728,770
Oracle Corp.	33,843	2,634,339
Palo Alto Networks, Inc. (a)	7,669	2,845,582
Ping Identity Holding Corp. (a) (b)	113,636	2,602,264
Progress Software Corp.	58,271	2,695,034
Proofpoint, Inc. (a)	16,167	2,809,178
Qualys, Inc. (a)	27,275	2,746,320
Rapid7, Inc. (a)	31,568	2,987,280
SailPoint Technologies Holding, Inc. (a)	60,005	3,064,455
ServiceNow, Inc. (a)	5,632	3,095,066
SolarWinds Corp. (a) (b)	162,085	2,737,616
Telos Corp. (a)	78,656	2,675,091
Tenable Holdings, Inc. (a)	64,542	2,668,812

See accompanying notes to financial statements.
108

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Teradata Corp. (a)	58,761	$ 2,936,287
Varonis Systems, Inc. (a)	53,009	3,054,379
VMware, Inc. Class A (a)	17,090	2,733,887
Xperi Holding Corp.	125,254	2,785,649
Zscaler, Inc. (a)	13,503	2,917,458
Zuora, Inc. Class A (a)	179,621	3,098,462
		88,788,586
TOTAL COMMON STOCKS (Cost $505,991,977)		526,037,191
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	430,618	430,747
State Street Navigator Securities Lending Portfolio II (e) (f)	24,637,133	24,637,133
TOTAL SHORT-TERM INVESTMENTS (Cost $25,067,857)		25,067,880
TOTAL INVESTMENTS — 104.7% (Cost $531,059,834)		551,105,071
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(24,740,152)
NET ASSETS — 100.0%		$ 526,364,919

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$526,037,191	$—	$—	$526,037,191
Short-Term Investments	25,067,880	—	—	25,067,880
TOTAL INVESTMENTS	$551,105,071	$—	$—	$551,105,071
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	608,731	$ 608,974	$ 16,167,768	$ 16,346,001	$55	$(49)	430,618	$ 430,747	$ —
State Street Navigator Securities Lending Portfolio II	10,181,710	10,181,710	270,362,980	255,907,557	—	—	24,637,133	24,637,133	60,182
Total		$10,790,684	$286,530,748	$272,253,558	$55	$(49)		$25,067,880	$60,182
See accompanying notes to financial statements.
109

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 24.3%
Anterix, Inc. (a)	17,062	$ 1,023,549
Bandwidth, Inc. Class A (a) (b)	19,431	2,679,924
Cogent Communications Holdings, Inc.	32,196	2,475,550
Globalstar, Inc. (a)	1,898,275	3,378,930
Iridium Communications, Inc. (a) (b)	63,167	2,526,048
Liberty Global PLC Class C (a)	88,402	2,390,390
Liberty Latin America, Ltd. Class C (a)	93,901	1,324,004
Lumen Technologies, Inc.	163,855	2,226,790
ORBCOMM, Inc. (a)	218,389	2,454,692
		20,479,877
COMMUNICATIONS EQUIPMENT — 56.6%
ADTRAN, Inc.	28,903	596,847
Arista Networks, Inc. (a)	6,747	2,444,505
Calix, Inc. (a)	52,715	2,503,962
Ciena Corp. (a)	41,901	2,383,748
Cisco Systems, Inc.	45,088	2,389,664
Clearfield, Inc. (a)	13,700	513,065
CommScope Holding Co., Inc. (a)	114,125	2,432,004
Comtech Telecommunications Corp.	31,958	772,105
Digi International, Inc. (a)	29,625	595,759
EchoStar Corp. Class A (a)	88,043	2,138,564
Extreme Networks, Inc. (a)	154,475	1,723,941
F5 Networks, Inc. (a)	12,842	2,397,088
Harmonic, Inc. (a)	91,545	779,963
Infinera Corp. (a) (b)	233,905	2,385,831
Inseego Corp. (a) (b)	235,708	2,378,294
Juniper Networks, Inc.	86,102	2,354,890
Lumentum Holdings, Inc. (a) (b)	30,506	2,502,407
Motorola Solutions, Inc.	11,648	2,525,869
NETGEAR, Inc. (a)	46,177	1,769,503
NetScout Systems, Inc. (a)	57,948	1,653,836
Plantronics, Inc. (a)	64,124	2,675,894
Ribbon Communications, Inc. (a)	79,000	601,190
Ubiquiti, Inc. (b)	7,658	2,390,751
Viasat, Inc. (a)	47,812	2,382,950
Viavi Solutions, Inc. (a)	139,863	2,469,981
		47,762,611
INTEGRATED TELECOMMUNICATION SERVICES — 8.2%
AT&T, Inc.	84,199	2,423,247
ATN International, Inc.	6,870	312,516
Security Description	Shares	Value
Consolidated Communications Holdings, Inc. (a)	62,148	$ 546,281
IDT Corp. Class B (a)	10,600	391,776
Ooma, Inc. (a)	12,100	228,206
Radius Global Infrastructure, Inc. Class A (a) (b)	42,465	615,743
Verizon Communications, Inc.	43,085	2,414,053
		6,931,822
WIRELESS TELECOMMUNICATION SERVICES — 10.7%
Gogo, Inc. (a) (b)	212,959	2,423,473
Shenandoah Telecommunications Co.	24,496	1,188,301
Telephone & Data Systems, Inc.	93,870	2,127,094
T-Mobile US, Inc. (a)	16,930	2,451,972
United States Cellular Corp. (a)	22,600	820,607
		9,011,447
TOTAL COMMON STOCKS (Cost $80,823,886)		84,185,757
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d)	201,557	201,618
State Street Navigator Securities Lending Portfolio II (e) (f)	2,582,042	2,582,042
TOTAL SHORT-TERM INVESTMENTS (Cost $2,783,635)		2,783,660
TOTAL INVESTMENTS — 103.1% (Cost $83,607,521)		86,969,417
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(2,594,106)
NET ASSETS — 100.0%		$ 84,375,311
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
110

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$84,185,757	$—	$—	$84,185,757
Short-Term Investments	2,783,660	—	—	2,783,660
TOTAL INVESTMENTS	$86,969,417	$—	$—	$86,969,417
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	74,038	$ 74,068	$ 2,171,640	$ 2,044,079	$(10)	$ (1)	201,557	$ 201,618	$ 125
State Street Navigator Securities Lending Portfolio II	1,586,316	1,586,316	69,245,050	68,249,324	—	—	2,582,042	2,582,042	146,489
Total		$1,660,384	$71,416,690	$70,293,403	$(10)	$ (1)		$2,783,660	$146,614
See accompanying notes to financial statements.
111

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AIR FREIGHT & LOGISTICS — 22.5%
Air Transport Services Group, Inc. (a)	536,265	$ 12,457,436
Atlas Air Worldwide Holdings, Inc. (a)	195,233	13,297,320
C.H. Robinson Worldwide, Inc.	144,965	13,578,872
Echo Global Logistics, Inc. (a)	198,083	6,089,072
Expeditors International of Washington, Inc.	115,377	14,606,728
FedEx Corp.	48,919	14,594,005
Forward Air Corp.	127,487	11,441,958
Hub Group, Inc. Class A (a)	218,570	14,421,249
United Parcel Service, Inc. Class B	71,297	14,827,637
XPO Logistics, Inc. (a)	96,924	13,558,698
		128,872,975
AIRLINES — 22.9%
Alaska Air Group, Inc. (a)	221,383	13,351,609
Allegiant Travel Co. (a)	68,664	13,320,816
American Airlines Group, Inc. (a)	616,063	13,066,696
Delta Air Lines, Inc. (a)	311,748	13,486,219
Hawaiian Holdings, Inc. (a)	502,758	12,252,212
JetBlue Airways Corp. (a)	777,190	13,041,248
SkyWest, Inc. (a)	298,646	12,862,683
Southwest Airlines Co. (a)	251,821	13,369,177
Spirit Airlines, Inc. (a)	422,025	12,846,441
United Airlines Holdings, Inc. (a)	256,482	13,411,444
		131,008,545
AIRPORT SERVICES — 2.5%
Macquarie Infrastructure Corp.	372,256	14,246,237
MARINE — 8.0%
Eagle Bulk Shipping, Inc. (a)	141,857	6,712,673
Genco Shipping & Trading, Ltd.	606,594	11,452,495
Kirby Corp. (a)	216,692	13,140,203
Matson, Inc.	223,709	14,317,376
		45,622,747
RAILROADS — 9.9%
CSX Corp.	447,320	14,350,025
Kansas City Southern	49,259	13,958,523
Norfolk Southern Corp.	53,410	14,175,548
Union Pacific Corp.	65,533	14,412,673
		56,896,769
Security Description	Shares	Value
TRUCKING — 34.2%
AMERCO	26,093	$ 15,379,214
ArcBest Corp.	241,191	14,034,904
Avis Budget Group, Inc. (a)	153,763	11,976,600
Heartland Express, Inc.	354,773	6,077,262
JB Hunt Transport Services, Inc.	87,733	14,296,092
Knight-Swift Transportation Holdings, Inc.	310,314	14,106,874
Landstar System, Inc.	90,131	14,242,501
Lyft, Inc. Class A (a)	258,350	15,625,008
Marten Transport, Ltd.	333,687	5,502,499
Old Dominion Freight Line, Inc.	57,745	14,655,681
Ryder System, Inc.	182,542	13,568,347
Saia, Inc. (a)	70,517	14,772,606
Schneider National, Inc. Class B	577,161	12,564,795
Uber Technologies, Inc. (a)	289,813	14,525,428
Werner Enterprises, Inc.	319,787	14,236,917
		195,564,728
TOTAL COMMON STOCKS (Cost $551,587,151)		572,212,001
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (c) (d) (Cost $114,848)	114,813	114,847
TOTAL INVESTMENTS — 100.0% (Cost $551,701,999)		572,326,848
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(b)		60,766
NET ASSETS — 100.0%		$ 572,387,614
(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.

See accompanying notes to financial statements.
112

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$572,212,001	$—	$—	$572,212,001
Short-Term Investment	114,847	—	—	114,847
TOTAL INVESTMENTS	$572,326,848	$—	$—	$572,326,848
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	187,689	$ 187,764	$10,731,042	$10,803,903	$72	$(128)	114,813	$114,847	$ 434
State Street Navigator Securities Lending Portfolio II	4,645,273	4,645,273	75,822,786	80,468,059	—	—	—	—	14,409
Total		$4,833,037	$86,553,828	$91,271,962	$72	$(128)		$114,847	$14,843
See accompanying notes to financial statements.
113

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.2%
Hexcel Corp. (a)	3,796	$ 236,870
Northrop Grumman Corp.	7,351	2,671,574
		2,908,444
AIRLINES — 0.7%
Alaska Air Group, Inc. (a)	5,334	321,694
Southwest Airlines Co. (a)	25,680	1,363,351
		1,685,045
BANKS — 6.1%
Comerica, Inc.	6,015	429,110
East West Bancorp, Inc.	6,330	453,798
Prosperity Bancshares, Inc.	4,042	290,216
Signature Bank	2,556	627,881
SVB Financial Group (a)	2,383	1,325,973
US Bancorp	67,429	3,841,430
Wells Fargo & Co.	176,190	7,979,645
		14,948,053
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	13,164	986,510
Constellation Brands, Inc. Class A	7,125	1,666,466
Monster Beverage Corp. (a)	16,551	1,511,934
		4,164,910
BIOTECHNOLOGY — 1.8%
ACADIA Pharmaceuticals, Inc. (a)	10,176	248,193
Alexion Pharmaceuticals, Inc. (a)	13,899	2,553,385
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,479	337,741
Blueprint Medicines Corp. (a)	3,536	311,027
ChemoCentryx, Inc. (a)	2,840	38,028
Global Blood Therapeutics, Inc. (a)	3,536	123,831
Mirati Therapeutics, Inc. (a)	2,879	465,045
Ultragenyx Pharmaceutical, Inc. (a)	3,913	373,104
		4,450,354
CAPITAL MARKETS — 0.4%
Northern Trust Corp.	9,182	1,061,623
CHEMICALS — 2.0%
Celanese Corp.	3,438	521,201
Corteva, Inc.	22,022	976,675
Dow, Inc.	21,871	1,383,997
DuPont de Nemours, Inc.	22,434	1,736,616
Valvoline, Inc.	5,602	181,841
WR Grace & Co.	1,817	125,591
		4,925,921
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Rollins, Inc.	9,909	338,888
Waste Management, Inc.	19,703	2,760,587
		3,099,475
CONSUMER FINANCE — 2.5%
American Express Co.	34,840	5,756,613
LendingTree, Inc. (a)	389	82,421
Security Description	Shares	Value
Santander Consumer USA Holdings, Inc.	3,401	$ 123,525
		5,962,559
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	2,023	284,919
Ball Corp.	9,817	795,374
Graphic Packaging Holding Co.	8,338	151,251
Sealed Air Corp.	4,828	286,059
		1,517,603
DIVERSIFIED CONSUMER SERVICES — 0.4%
Bright Horizons Family Solutions, Inc. (a)	2,372	348,945
Chegg, Inc. (a)	5,794	481,539
Strategic Education, Inc.	953	72,485
		902,969
ELECTRIC UTILITIES — 1.0%
Alliant Energy Corp.	12,408	691,870
Edison International	17,280	999,130
Pinnacle West Capital Corp.	5,424	444,605
Portland General Electric Co.	4,232	195,011
		2,330,616
ELECTRICAL EQUIPMENT — 1.3%
Eaton Corp. PLC	18,328	2,715,843
Hubbell, Inc.	2,555	477,376
		3,193,219
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
CDW Corp.	9,647	1,684,849
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	22,503	514,644
ENTERTAINMENT — 7.7%
Netflix, Inc. (a)	16,799	8,873,400
Walt Disney Co. (a)	56,552	9,940,145
		18,813,545
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.9%
Alexandria Real Estate Equities, Inc. REIT	4,365	794,168
American Campus Communities, Inc. REIT	4,576	213,791
American Homes 4 Rent Class A REIT	8,907	346,037
Apartment Income REIT Corp.	3,955	187,586
Apartment Investment & Management Co. Class A REIT	3,957	26,551
Brixmor Property Group, Inc. REIT	9,896	226,519
Camden Property Trust REIT	3,351	444,577
CoreSite Realty Corp. REIT	1,357	182,652
Douglas Emmett, Inc. REIT	5,678	190,894
Equity LifeStyle Properties, Inc. REIT	5,884	437,240
Healthcare Realty Trust, Inc. REIT	4,388	132,518

See accompanying notes to financial statements.
114

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Healthcare Trust of America, Inc. Class A REIT	7,243	$ 193,388
Host Hotels & Resorts, Inc. REIT (a)	20,213	345,440
JBG SMITH Properties REIT	4,264	134,359
National Retail Properties, Inc. REIT	5,891	276,170
Rayonier, Inc. REIT	4,935	177,315
Realty Income Corp. REIT	11,846	790,602
STORE Capital Corp. REIT	8,219	283,638
VICI Properties, Inc. REIT (b)	18,092	561,214
Welltower, Inc. REIT	13,705	1,138,885
		7,083,544
FOOD & STAPLES RETAILING — 0.9%
Casey's General Stores, Inc.	1,583	308,115
Grocery Outlet Holding Corp. (a) (b)	4,131	143,181
Kroger Co.	36,154	1,385,060
US Foods Holding Corp. (a)	9,220	353,679
		2,190,035
FOOD PRODUCTS — 1.4%
J.M. Smucker Co.	4,845	627,767
Kellogg Co.	15,041	967,587
Lamb Weston Holdings, Inc.	6,089	491,139
McCormick & Co., Inc.	11,483	1,014,178
Post Holdings, Inc. (a)	2,740	297,208
		3,397,879
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Penumbra, Inc. (a)	2,225	609,783
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Amedisys, Inc. (a)	2,238	548,153
Cigna Corp.	22,480	5,329,334
LHC Group, Inc. (a)	2,083	417,142
		6,294,629
HOTELS, RESTAURANTS & LEISURE — 3.1%
Choice Hotels International, Inc.	1,415	168,187
Starbucks Corp.	48,768	5,452,750
Vail Resorts, Inc. (a)	1,704	539,350
Wendy's Co.	8,930	209,141
Yum China Holdings, Inc.	16,180	1,071,925
		7,441,353
HOUSEHOLD PRODUCTS — 0.5%
Clorox Co.	5,847	1,051,934
Energizer Holdings, Inc.	2,585	111,103
		1,163,037
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	21,649	401,589
INSURANCE — 1.9%
Assurant, Inc.	2,684	419,187
Hartford Financial Services Group, Inc.	15,784	978,135
Security Description	Shares	Value
Lincoln National Corp.	7,483	$ 470,232
Primerica, Inc.	1,924	294,641
Principal Financial Group, Inc.	12,244	773,698
Prudential Financial, Inc.	17,484	1,791,586
		4,727,479
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Chewy, Inc. Class A (a) (b)	2,684	213,942
Etsy, Inc. (a)	6,548	1,347,840
		1,561,782
IT SERVICES — 17.2%
Amdocs, Ltd.	8,997	696,008
Fastly, Inc. Class A (a) (b)	7,838	467,145
Fiserv, Inc. (a)	36,828	3,936,545
GoDaddy, Inc. Class A (a)	10,712	931,516
Paychex, Inc.	22,316	2,394,507
PayPal Holdings, Inc. (a)	53,736	15,662,969
Square, Inc. Class A (a)	27,883	6,797,875
Visa, Inc. Class A	45,004	10,522,835
WEX, Inc. (a)	2,981	578,016
		41,987,416
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a)	14,518	291,812
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Illumina, Inc. (a)	9,716	4,597,709
PPD, Inc. (a)	8,625	397,526
		4,995,235
MACHINERY — 1.6%
Illinois Tool Works, Inc.	15,220	3,402,583
Pentair PLC	7,498	506,040
		3,908,623
MEDIA — 0.5%
Discovery, Inc. Class A (a) (b)	5,295	162,451
New York Times Co. Class A	5,261	229,116
ViacomCBS, Inc. Class B	19,380	875,976
		1,267,543
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
Annaly Capital Management, Inc. REIT	63,171	560,958
MULTI-UTILITIES — 1.1%
Consolidated Edison, Inc.	16,096	1,154,405
Public Service Enterprise Group, Inc.	25,153	1,502,640
		2,657,045
MULTILINE RETAIL — 2.2%
Target Corp.	22,288	5,387,901
OIL, GAS & CONSUMABLE FUELS — 2.2%
EQT Corp. (a)	8,056	179,326
Equitrans Midstream Corp.	14,435	122,842
Marathon Petroleum Corp.	23,554	1,423,133
Phillips 66	15,379	1,319,826

See accompanying notes to financial statements.
115

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Pioneer Natural Resources Co.	6,211	$ 1,009,412
Targa Resources Corp.	7,510	333,819
Valero Energy Corp.	13,773	1,075,396
		5,463,754
PERSONAL PRODUCTS — 1.3%
Coty, Inc. Class A (a)	11,178	104,402
Estee Lauder Cos., Inc. Class A	9,648	3,068,836
		3,173,238
PHARMACEUTICALS — 6.6%
Jazz Pharmaceuticals PLC (a)	3,446	612,147
Johnson & Johnson	59,939	9,874,351
Zoetis, Inc.	30,421	5,669,258
		16,155,756
PROFESSIONAL SERVICES — 1.4%
Booz Allen Hamilton Holding Corp.	9,511	810,147
Equifax, Inc.	5,706	1,366,644
ManpowerGroup, Inc.	2,668	317,252
Nielsen Holdings PLC	16,016	395,114
Robert Half International, Inc.	5,172	460,153
		3,349,310
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Redfin Corp. (a) (b)	3,820	242,226
ROAD & RAIL — 0.7%
Kansas City Southern	4,420	1,252,495
Lyft, Inc. Class A (a)	8,776	530,773
		1,783,268
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.5%
CMC Materials, Inc.	1,918	289,119
Texas Instruments, Inc.	64,914	12,482,962
Universal Display Corp.	2,875	639,199
		13,411,280
SOFTWARE — 6.0%
Anaplan, Inc. (a)	8,120	432,796
Bill.Com Holdings, Inc. (a)	4,956	907,840
Black Knight, Inc. (a)	10,459	815,593
Blackline, Inc. (a)	3,678	409,251
Dropbox, Inc. Class A (a)	16,132	488,961
Intuit, Inc.	18,202	8,922,074
Momentive Global, Inc. (a)	8,649	182,234
Slack Technologies, Inc. Class A (a)	26,443	1,171,425
Zendesk, Inc. (a)	8,449	1,219,529
		14,549,703
SPECIALTY RETAIL — 2.3%
Gap, Inc.	9,931	334,178
Security Description	Shares	Value
L Brands, Inc.	9,392	$ 676,788
TJX Cos., Inc.	48,225	3,251,329
Ulta Beauty, Inc. (a)	2,141	740,294
Williams-Sonoma, Inc.	3,271	522,215
		5,524,804
TEXTILES, APPAREL & LUXURY GOODS — 4.2%
Lululemon Athletica, Inc. (a)	5,292	1,931,422
NIKE, Inc. Class B	52,727	8,145,794
Ralph Lauren Corp.	2,078	244,809
		10,322,025
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
TFS Financial Corp.	2,338	47,461
TRADING COMPANIES & DISTRIBUTORS — 0.6%
W.W. Grainger, Inc.	2,163	947,394
Watsco, Inc.	1,506	431,680
		1,379,074
TOTAL COMMON STOCKS (Cost $189,085,112)		243,493,371
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (d) (e)	91,032	91,059
State Street Navigator Securities Lending Portfolio II (f) (g)	472,848	472,848
TOTAL SHORT-TERM INVESTMENTS (Cost $563,907)		563,907
TOTAL INVESTMENTS — 100.2% (Cost $189,649,019)		244,057,278
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(371,921)
NET ASSETS — 100.0%		$ 243,685,357
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
116

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$243,493,371	$—	$—	$243,493,371
Short-Term Investments	563,907	—	—	563,907
TOTAL INVESTMENTS	$244,057,278	$—	$—	$244,057,278
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	114,982	$ 115,028	$ 4,565,989	$ 4,589,943	$11	$(26)	91,032	$ 91,059	$ 117
State Street Navigator Securities Lending Portfolio II	403,993	403,993	15,602,514	15,533,659	—	—	472,848	472,848	8,493
Total		$519,021	$20,168,503	$20,123,602	$11	$(26)		$563,907	$8,610
See accompanying notes to financial statements.
117

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF)
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Shares	Value
PREFERRED STOCKS — 99.2%
BANKS — 39.6%
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (b) (c)	128,190	$ 3,290,637
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (a) (c)	90,900	2,094,336
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b) (c)	96,453	2,456,658
Bank of America Corp. 6.00% 5/16/2023 (a) (b)	410,406	11,236,916
Bank of America Corp. 5.88% 7/24/2023 (a) (b)	259,620	7,134,358
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (b) (c)	319,205	8,634,495
Bank of America Corp. 5.38% 12/26/2167 (a) (b)	424,846	11,870,197
Bank of America Corp. 5.00% 12/17/2167 (a) (b)	398,246	10,872,116
Bank of America Corp. 4.38% 11/3/2025 (a) (b)	334,404	8,761,385
Bank of America Corp. 4.13% 2/2/2026 (a) (b)	278,164	7,276,770
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 6.56% 10/30/2040 (c)	1,463,634	40,835,389
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (b) (c)	293,248	8,530,584
Fifth Third Bancorp 4.95% 12/31/2168	162,915	4,444,321
First Citizens BancShares, Inc. 5.38% 3/15/2025	224,823	6,166,895
First Republic Bank 5.50% 6/30/2023 (a) (b)	195,499	5,427,052
First Republic Bank 4.70% 1/30/2168 (a) (b)	257,406	7,058,072
First Republic Bank 4.13% 10/30/2025 (a) (b)	325,831	8,357,565
First Republic Bank 4.25% 3/30/2026 (a) (b)	487,118	13,020,664
Huntington Bancshares, Inc. 6.25% 4/15/2021 (b)	390,998	9,778,860
Huntington Bancshares, Inc. 4.50% 4/26/2026	325,831	8,471,606
JPMorgan Chase & Co. 5.75% 12/1/2023 (b)	586,473	16,567,862
JPMorgan Chase & Co. 6.00% 3/1/2024 (b)	639,630	18,440,533
JPMorgan Chase & Co. 4.75% 3/2/2168 (b)	311,171	8,498,080
Security Description	Shares	Value
JPMorgan Chase & Co. 4.55% 6/1/2026 (b)	518,619	$ 13,805,638
JPMorgan Chase & Co. 4.63% 6/1/2026 (b)	642,377	17,106,499
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (b) (c)	325,831	9,963,912
KeyCorp 5.65% 12/15/2023 (b)	276,957	7,677,248
KeyCorp 5.63% 9/15/2167 (b)	293,248	8,351,703
Morgan Stanley 3 Month USD LIBOR + 0.70% 4.00% 2/1/2021 (a) (b) (c)	538,721	13,640,416
Morgan Stanley 3 Month USD LIBOR + 3.94% 6.88% 1/15/2024 (a) (b) (c)	416,285	11,780,866
Morgan Stanley 3 Month USD LIBOR + 3.71% 6.38% 10/15/2024 (a) (b) (c)	489,747	14,241,843
Morgan Stanley 3 Month USD LIBOR + 4.32% 7.13% 10/15/2023 (a) (b) (c)	422,407	12,216,010
Morgan Stanley 3 Month USD LIBOR + 3.49% 5.85% 4/15/2027 (a) (b) (c)	489,747	14,457,331
Morgan Stanley 4.88% 1/15/2025 (a) (b)	244,873	6,760,944
Northern Trust Corp. 4.70% 4/1/2168 (b)	260,665	7,230,847
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (c)	977,493	25,756,941
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (a) (b) (c) (d)	488,746	14,002,573
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (a) (b) (c) (d)	325,831	9,804,255
SVB Financial Group 5.25% 2/15/2168	228,082	6,181,022
Truist Financial Corp. 5.25% 6/1/2025 (b)	374,706	10,660,386
Truist Financial Corp. 4.75% 9/1/2025 (b)	602,788	16,046,217
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 12/31/2049 (a) (b) (c)	651,662	16,226,384
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b) (c)	716,828	18,558,677
US Bancorp 5.50% 10/15/2023 (a) (b)	374,706	10,555,468
US Bancorp 3.75% 1/15/2026 (a) (b)	325,831	8,136,000

See accompanying notes to financial statements.
118

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
US Bancorp 4.00% 4/15/2026 (a) (b)	488,746	$ 12,707,396
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (a) (c)	252,630	7,220,165
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (a) (b) (c)	518,794	14,292,775
Wells Fargo & Co. 5.13% 12/31/2049 (a)	195,487	5,067,023
Wells Fargo & Co. 5.63% 6/15/2022 (a) (b)	207,517	5,495,050
Wells Fargo & Co. 5.50% 9/15/2021 (a) (b)	345,862	8,829,857
Wells Fargo & Co. 4.75% 3/15/2025 (a) (b)	605,259	15,827,523
Wells Fargo & Co. 4.70% 12/15/2025 (a) (b)	351,877	9,201,584
Wells Fargo & Co. 4.38% 3/15/2026 (a) (b)	315,787	8,017,832
		589,045,736
DIVERSIFIED FINANCIAL SERVICES — 9.5%
Affiliated Managers Group, Inc. 5.88% 3/30/2059 (b)	195,499	5,444,647
Affiliated Managers Group, Inc. 4.75% 9/30/2060 (b)	179,207	4,655,797
Apollo Global Management, Inc. 6.38% 9/16/2168 (b)	179,207	4,702,392
Apollo Global Management, Inc. 6.38% 9/16/2168	195,499	5,251,103
Brookfield Finance, Inc. 4.63% 10/16/2080	260,665	6,719,944
Capital One Financial Corp. 6.00% 12/1/2021 (a) (b)	311,757	8,071,389
Capital One Financial Corp. 5.20% 12/1/2021 (a) (b)	374,110	9,659,520
Capital One Financial Corp. 5.00% 1/12/2167 (a) (b)	935,274	25,411,395
Capital One Financial Corp. 4.80% 6/1/2025 (a) (b)	779,394	20,568,208
Capital One Financial Corp. 4.38% 9/1/2026 (a)	420,874	10,635,486
Carlyle Finance LLC 4.63% 5/15/2061	325,735	8,286,697
Charles Schwab Corp. 5.95% 6/1/2021 (b)	488,746	12,399,486
Charles Schwab Corp. 4.45% 6/1/2021	390,998	10,361,447
KKR Group Finance Co. IX LLC 4.63% 4/1/2061 (b)	325,831	8,409,698
		140,577,209
ELECTRIC — 14.5%
Alabama Power Co. 5.00% 10/1/2022 (b)	162,915	4,379,155
Brookfield BRP Holdings, Inc. 4.63% 4/30/2026	228,082	5,786,440
Security Description	Shares	Value
Brookfield Infrastructure Finance ULC 5.00% 5/24/2081	162,676	$ 4,131,970
CMS Energy Corp. 5.88% 3/1/2079 (b)	410,547	11,380,363
Dominion Energy, Inc. 5.25% 7/30/2076 (b)	521,330	13,325,195
DTE Energy Co. 6.00% 12/15/2076 (b)	182,465	4,683,877
DTE Energy Co. 5.25% 12/1/2077	260,665	6,910,229
Duke Energy Corp. 5.13% 1/15/2073 (b)	325,831	8,634,522
Duke Energy Corp. 5.63% 9/15/2078 (b)	325,831	8,983,161
Duke Energy Corp. 5.75% 9/16/2167 (b)	651,662	18,722,249
Entergy Arkansas, Inc. 4.88% 9/1/2066	267,181	6,834,490
Entergy Louisiana LLC 4.88% 9/1/2066	175,948	4,488,433
Entergy Mississippi, Inc. 4.90% 10/1/2066 (b)	169,432	4,300,184
Georgia Power Co. 5.00% 10/1/2077 (b)	175,948	4,724,204
National Rural Utilities Cooperative Finance Corp. 5.50% 5/15/2064 (b)	162,915	4,460,613
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076 (b)	371,447	9,419,896
NextEra Energy Capital Holdings, Inc. 5.65% 3/1/2079 (b)	448,018	12,822,275
NiSource, Inc. 5 Year CMT + 3.63% 6.50% 12/16/2167 (c)	325,831	9,338,316
PPL Capital Funding, Inc. 5.90% 4/30/2073 (b)	293,248	7,445,567
Sempra Energy 5.75% 7/1/2079 (b)	493,634	13,579,871
Southern Co. 5.25% 10/1/2076	521,330	13,314,768
Southern Co. 5.25% 12/1/2077 (b)	293,248	7,908,899
Southern Co. 4.95% 1/30/2080 (b)	651,662	17,477,575
Southern Co. 4.20% 10/15/2060 (b)	488,746	12,619,422
		215,671,674
GAS — 0.3%
Spire, Inc. 5.90% 8/15/2167 (b)	162,915	4,607,236
INSURANCE — 22.4%
AEGON Funding Co. LLC 5.10% 12/15/2049 (b)	602,788	16,196,914

See accompanying notes to financial statements.
119

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Aegon NV 3 month USD LIBOR + 0.88% 4.00% 12/31/2049 (b) (c)	162,914	$ 4,230,877
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (b) (c)	325,831	8,663,846
Allstate Corp. 5.63% 4/15/2023 (b)	374,706	10,263,197
Allstate Corp. 5.10% 10/15/2168 (b)	749,411	21,088,425
Allstate Corp. 4.75% 1/15/2169 (b)	195,499	5,393,817
American International Group, Inc. 5.85% 3/15/2024 (b)	325,831	9,331,800
Arch Capital Group, Ltd. 5.25% 9/29/2021	293,248	7,445,567
Arch Capital Group, Ltd. 5.45% 8/17/2022 (b)	215,048	5,627,806
Arch Capital Group, Ltd. 4.55% 8/15/2025	325,352	8,397,335
Athene Holding, Ltd. 3 month USD LIBOR + 4.25% 6.35% 9/30/2167 (a) (b) (c)	562,059	16,524,535
Athene Holding, Ltd. 5.63% 12/30/2168 (a)	224,823	6,178,136
Athene Holding, Ltd. 5 year CMT + 5.97% 6.38% 6/30/2025 (a) (c)	390,998	11,037,874
Athene Holding, Ltd. 4.88% 12/30/2025 (a)	374,706	9,678,656
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (b)	358,415	9,103,741
Brighthouse Financial, Inc. 6.25% 9/15/2058 (b)	244,373	6,893,762
Brighthouse Financial, Inc. 6.60% 6/25/2168	276,957	7,824,035
Brighthouse Financial, Inc. 6.75% 6/30/2025	262,294	7,569,805
Brighthouse Financial, Inc. 5.38% 12/25/2025 (b)	374,706	10,195,750
Equitable Holdings, Inc. 5.25% 12/15/2024 (b)	521,330	13,997,710
Equitable Holdings, Inc. 4.30% 3/15/2026 (b)	195,499	4,948,080
Globe Life, Inc. 6.13% 6/15/2056 (b)	195,499	4,910,935
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (b) (c)	390,998	10,420,097
Hartford Financial Services Group, Inc. 6.00% 11/15/2023 (b)	224,823	6,477,151
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 12/31/2049 (b) (c)	390,998	10,291,067
MetLife, Inc. 5.63% 6/15/2023 (b)	524,588	14,588,792
Security Description	Shares	Value
MetLife, Inc. 4.75% 3/15/2025 (b)	651,662	$ 17,588,357
Prudential Financial, Inc. 5.63% 8/15/2058 (b)	368,189	10,290,883
Prudential Financial, Inc. 4.13% 9/1/2060 (b)	325,831	8,507,447
Prudential PLC 6.75% 12/31/2049 (b)	162,915	4,493,196
Prudential PLC 6.50% 12/31/2049 (b)	195,499	5,292,158
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (b) (c)	260,665	7,097,908
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (c)	260,665	7,465,446
RenaissanceRe Holdings, Ltd. 5.38% 12/31/2049 (b)	179,207	4,564,402
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023 (b)	162,915	4,428,030
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35% 9/15/2167 (b) (c)	195,499	5,646,011
WR Berkley Corp. 5.10% 12/30/2059	195,499	5,288,248
WR Berkley Corp. 4.13% 3/30/2061 (b)	195,499	5,231,553
		333,173,349
PIPELINES — 0.7%
Enbridge, Inc. 6.38% 4/15/2078 (c)	390,998	10,592,136
REAL ESTATE INVESTMENT TRUSTS — 7.1%
Digital Realty Trust, Inc. 5.20% 12/31/2168 (b)	224,823	6,335,512
Kimco Realty Corp. 5.25% 12/20/2022 (b)	172,364	4,610,737
National Retail Properties, Inc. 5.20% 10/11/2021	224,823	5,813,923
PS Business Parks, Inc. 4.88% 12/30/2168 (b)	211,790	5,887,762
Public Storage 5.15% 6/2/2022 (a) (b)	182,465	4,891,887
Public Storage 4.90% 10/14/2021 (a) (b)	228,082	5,818,372
Public Storage 4.95% 7/20/2021 (a) (b)	211,794	5,311,794
Public Storage 5.05% 8/9/2022 (a)	195,499	5,176,814
Public Storage 5.60% 3/11/2024 (a) (b)	185,724	5,311,706
Public Storage 4.88% 12/31/2167 (a) (b)	206,089	5,692,178
Public Storage 4.70% 3/31/2168 (a) (b)	168,618	4,719,618

See accompanying notes to financial statements.
120

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
Public Storage 4.63% 6/17/2025 (a) (b)	368,189	$ 10,139,925
Public Storage 3.88% 10/6/2025 (a) (b)	184,094	4,681,510
Public Storage 4.00% 6/12/2026 (a)	392,863	9,931,577
Vornado Realty Trust 5.40% 12/31/2049 (a)	195,499	5,071,244
Vornado Realty Trust 5.70% 12/31/2049 (a)	195,499	5,086,884
Vornado Realty Trust 5.25% 4/1/2166 (a) (b)	208,206	5,586,167
Vornado Realty Trust 5.25% 11/24/2025 (a)	195,499	5,274,563
		105,342,173
SAVINGS & LOANS — 0.4%
Washington Federal, Inc. 4.88% 4/15/2026 (b)	195,499	5,229,598
SOVEREIGN — 0.3%
Tennessee Valley Authority 2.13% 6/1/2028 (c)	178,555	4,760,276
TELECOMMUNICATIONS — 4.4%
AT&T, Inc. 5.35% 11/1/2066 (b)	861,824	23,053,792
AT&T, Inc. 5.63% 8/1/2067 (b)	537,621	14,875,973
Qwest Corp. 6.50% 9/1/2056 (b)	637,000	16,364,530
Qwest Corp. 6.75% 6/15/2057 (b)	430,097	11,522,299
		65,816,594
TOTAL PREFERRED STOCKS (Cost $1,430,804,008)		1,474,815,981
SHORT-TERM INVESTMENTS — 13.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (e) (f)	65,923,522	65,943,299
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (g)	128,329,545	$ 128,329,545
TOTAL SHORT-TERM INVESTMENTS (Cost $194,272,844)		194,272,844
TOTAL INVESTMENTS — 112.2% (Cost $1,625,076,852)		1,669,088,825
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.2)%		(182,093,892)
NET ASSETS — 100.0%		$ 1,486,994,933
(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$1,474,815,981	$—	$—	$1,474,815,981
Short-Term Investments	194,272,844	—	—	194,272,844
TOTAL INVESTMENTS	$1,669,088,825	$—	$—	$1,669,088,825
See accompanying notes to financial statements.
121

SPDR ICE PREFERRED SECURITIES ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
Apollo Global Management, Inc.	301,207	$ 7,744,425	$ 5,475,343	$ 3,483,368	$ 57,271	$ —*	—	$ —*	$ 549,138
Aspen Insurance Holdings, Ltd.	405,976	9,246,562	966,362	10,936,523	(507,666)	—*	—	—*	—
Athene Holding, Ltd.	943,226	23,061,940	28,272,729	12,331,143	359,962	4,055,713	1,552,586	43,419,201	1,948,791
Bank of America Corp.	1,934,313	49,121,041	53,668,750	40,233,423	(720,016)	2,781,547	2,421,229	64,993,373	2,851,925
Capital One Financial Corp.	2,016,754	52,082,506	45,701,293	31,957,969	552,677	7,779,003	2,821,409	74,345,998	3,112,771
First Republic Bank	364,063	9,091,651	30,523,059	7,409,245	45,167	1,612,722	1,265,854	33,863,354	836,725
Morgan Stanley	—	—	87,416,804	16,183,657	(45,059)	1,909,322	2,601,780	73,097,410	2,793,044
Public Storage	2,080,736	52,766,556	42,510,481	35,537,089	(41,803)	1,870,380	2,323,417	61,675,381	2,357,283
State Street Corp.	654,790	17,167,284	12,332,952	7,731,004	166,254	1,871,342	814,577	23,806,828	1,062,702
State Street Institutional Liquid Reserves Fund, Premier Class	10,224,363	10,228,453	309,828,902	254,111,487	(1,737)	(832)	65,923,522	65,943,299	6,852
State Street Navigator Securities Lending Portfolio II	38,730,444	38,730,444	447,415,973	357,816,872	—	—	128,329,545	128,329,545	639,952
Truist Financial Corp.	1,042,269	26,335,401	36,186,481	36,587,547	(386,399)	—*	—	—*	1,916,987
US Bancorp	1,663,168	39,641,272	49,248,684	26,663,071	82,035	3,703,165	2,557,773	66,183,925	2,740,255
Vornado Realty Trust	481,666	10,703,248	14,118,922	5,895,063	125,601	1,966,150	794,703	21,018,858	868,674
Wells Fargo & Co.	2,238,449	55,596,205	68,085,611	52,870,700	(28,455)	3,010,520	2,793,213	73,951,809	3,489,644
Total		$401,516,988	$1,231,752,346	$899,748,161	$(342,168)	$30,559,032		$730,628,981	$25,174,743
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2021.
*	As of June 30, 2021, no longer an affiliate.
See accompanying notes to financial statements.
122

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123

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 363,888,117	$ 96,237,736	$951,783,175
Investments in affiliated issuers, at value	29,036,167	4,213,907	3,183,050
Total Investments	392,924,284	100,451,643	954,966,225
Foreign currency, at value	—	119,994	—
Net cash at broker	—	27,036	—
Cash	—	6,461	—
Receivable for fund shares sold	271	—	16,388
Dividends receivable — unaffiliated issuers	—	195,777	581,776
Dividends receivable — affiliated issuers	16	4	3,563
Interest receivable — unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	813	11	227
Securities lending income receivable — affiliated issuers	7,349	638	98
Receivable for foreign taxes recoverable	—	124,605	—
TOTAL ASSETS	392,932,733	100,926,169	955,568,277
LIABILITIES
Payable upon return of securities loaned	28,664,569	4,114,813	478,989
Payable to broker – accumulated variation margin on open futures contracts	—	3,224	—
Deferred foreign taxes payable	—	17,896	—
Advisory fee payable	129,375	40,445	115,696
Trustees’ fees and expenses payable	—	63	407
TOTAL LIABILITIES	28,793,944	4,176,441	595,092
NET ASSETS	$364,138,789	$ 96,749,728	$954,973,185
NET ASSETS CONSIST OF:
Paid-in Capital	$337,946,296	$ 85,967,533	$819,328,427
Total distributable earnings (loss)**	26,192,493	10,782,195	135,644,758
NET ASSETS	$364,138,789	$ 96,749,728	$954,973,185
NET ASSET VALUE PER SHARE
Net asset value per share	$ 226.17	$ 110.51	$ 119.37
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,610,000	875,464	8,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$331,251,281	$ 74,852,766	$786,996,190
Investments in affiliated issuers	29,036,132	4,213,907	3,097,314
Total cost of investments	$360,287,413	$ 79,066,673	$790,093,504
Foreign currency, at cost	$ —	$ 120,859	$ —
* Includes investments in securities on loan, at value	$ 37,556,033	$ 3,946,499	$ 995,510
** Includes deferred foreign taxes	$ —	$ 17,896	$ —
See accompanying notes to financial statements.
124

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$710,725,092	$1,152,163,213	$ 115,358,761	$809,724,251	$ 213,311,343	$ 689,249,562
807,054	1,870,223	2,146,078	12,447,439	4,714,717	659,361
711,532,146	1,154,033,436	117,504,839	822,171,690	218,026,060	689,908,923
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	1,666	—	—
—	5,458	—	—	1,201	11,737
112,479	662,089	87,107	163,212	68,133	489,768
36	5,899	—	4	14	52
—	—	8	—	—	—
—	223	205	11,123	2,299	—
—	8	221	13,300	27,913	15,039
31,219	—	—	—	—	—
711,675,880	1,154,707,113	117,592,380	822,360,995	218,125,620	690,425,519

—	—	32,962	12,327,999	4,199,262	—
—	—	—	—	—	—
—	—	—	—	—	—
196,603	184,434	31,214	226,914	59,034	171,733
162	123	—	301	43	696
196,765	184,557	64,176	12,555,214	4,258,339	172,429
$ 711,479,115	$1,154,522,556	$ 117,528,204	$809,805,781	$213,867,281	$ 690,253,090

$529,660,634	$ 874,796,654	$149,253,177	$803,787,247	$232,154,523	$ 793,097,660
181,818,481	279,725,902	(31,724,973)	6,018,534	(18,287,242)	(102,844,570)
$ 711,479,115	$1,154,522,556	$ 117,528,204	$809,805,781	$213,867,281	$ 690,253,090

$ 158.99	$ 106.02	$ 94.02	$ 129.05	$ 114.37	$ 38.56
4,475,012	10,890,000	1,250,000	6,275,000	1,870,000	17,900,000

$498,749,805	$ 863,213,174	$101,379,672	$691,662,484	$183,746,051	$ 705,359,709
806,980	1,773,347	2,096,711	12,447,436	4,714,647	659,342
$499,556,785	$ 864,986,521	$103,476,383	$704,109,920	$188,460,698	$ 706,019,051
$ —	$ —	$ —	$ —	$ —	$ —
$ —	$ 480,719	$ 1,958,023	$ 56,576,633	$ 17,891,190	$ —
$ —	$ —	$ —	$ —	$ —	$ —
125

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2021

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$71,360,863	$ 1,717,207,122	$ 183,600,901
Investments in affiliated issuers, at value	2,593,670	367,088,135	113,273
Total Investments	73,954,533	2,084,295,257	183,714,174
Cash	—	—	—
Receivable for fund shares sold	—	78	—
Dividends receivable — unaffiliated issuers	—	1,110,130	34,693
Dividends receivable — affiliated issuers	1	171	9
Securities lending income receivable — unaffiliated issuers	321	12,397	335
Securities lending income receivable — affiliated issuers	520	6,978	708
Receivable from affiliate	—	—	—
TOTAL ASSETS	73,955,375	2,085,425,011	183,749,919
LIABILITIES
Payable upon return of securities loaned	2,554,443	28,062,730	—
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	726	—	70
Advisory fee payable	19,797	667,184	58,546
Trustees’ fees and expenses payable	—	—	59
TOTAL LIABILITIES	2,574,966	28,729,914	58,675
NET ASSETS	$71,380,409	$ 2,056,695,097	$ 183,691,244
NET ASSETS CONSIST OF:
Paid-in Capital	$78,043,182	$ 3,393,612,248	$ 772,383,562
Total distributable earnings (loss)	(6,662,773)	(1,336,917,151)	(588,692,318)
NET ASSETS	$71,380,409	$ 2,056,695,097	$ 183,691,244
NET ASSET VALUE PER SHARE
Net asset value per share	$ 183.03	$ 43.03	$ 61.95
Shares outstanding (unlimited amount authorized, $0.01 par value)	390,000	47,800,230	2,965,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$65,730,271	$ 1,679,532,231	$ 194,146,883
Investments in affiliated issuers	2,593,670	379,098,342	113,273
Total cost of investments	$68,323,941	$ 2,058,630,573	$ 194,260,156
* Includes investments in securities on loan, at value	$ 5,593,236	$ 107,785,519	$ 1,332,973
See accompanying notes to financial statements.
126

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF

$ 271,419,695	$1,053,810,423	$ 994,778,445	$526,037,191	$ 84,185,757	$572,212,001
17,059,209	45,272,137	27,316,462	25,067,880	2,783,660	114,847
288,478,904	1,099,082,560	1,022,094,907	551,105,071	86,969,417	572,326,848
—	—	—	779	—	—
—	—	—	—	—	4,382
95,112	343,454	111,096	43,402	10,371	242,510
17	20	54	74	6	14
5,976	22,180	3,775	9,271	737	—
2,484	69,871	6,726	9,476	1,457	—
—	12,293	—	—	—	—
288,582,493	1,099,530,378	1,022,216,558	551,168,073	86,981,988	572,573,754

16,787,951	44,696,050	24,868,582	24,637,133	2,582,042	—
—	—	1,984,962	—	—	—
90	16,255	561	—	—	—
77,324	242,691	269,631	166,009	24,635	186,140
131	23	16	12	—	—
16,865,496	44,955,019	27,123,752	24,803,154	2,606,677	186,140
$ 271,716,997	$1,054,575,359	$ 995,092,806	$526,364,919	$ 84,375,311	$572,387,614

$ 596,056,947	$1,558,254,024	$ 931,751,572	$527,348,990	$113,078,817	$620,189,764
(324,339,950)	(503,678,665)	63,341,234	(984,071)	(28,703,506)	(47,802,150)
$ 271,716,997	$1,054,575,359	$ 995,092,806	$526,364,919	$ 84,375,311	$572,387,614

$ 51.75	$ 97.19	$ 192.29	$ 171.45	$ 102.27	$ 84.92
5,250,270	10,850,226	5,175,000	3,070,000	825,000	6,740,000

$ 265,587,055	$1,065,631,152	$ 868,848,069	$505,991,977	$ 80,823,886	$551,587,151
17,059,208	45,272,137	27,316,458	25,067,857	2,783,635	114,848
$ 282,646,263	$ 1,110,903,289	$ 896,164,527	$531,059,834	$ 83,607,521	$551,701,999
$ 44,937,416	$ 86,742,808	$ 55,670,165	$ 40,236,276	$ 11,822,932	$ —
127

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2021

	SPDR SSGA Gender Diversity Index ETF	SPDR ICE Preferred Securities ETF
ASSETS
Investments in unaffiliated issuers, at value*	$243,493,371	$ 938,459,844
Investments in affiliated issuers, at value	563,907	730,628,981
Total Investments	244,057,278	1,669,088,825
Receivable for investments sold	—	6,675,138
Receivable for fund shares sold	—	22,987
Dividends receivable — unaffiliated issuers	139,856	2,144,841
Dividends receivable — affiliated issuers	7	2,062,370
Securities lending income receivable — unaffiliated issuers	220	559
Securities lending income receivable — affiliated issuers	136	38,901
Receivable from affiliate	—	757
TOTAL ASSETS	244,197,497	1,680,034,378
LIABILITIES
Due to custodian	—	99,689
Payable upon return of securities loaned	472,848	128,329,545
Payable for investments purchased	—	64,068,774
Advisory fee payable	39,153	540,688
Trustees’ fees and expenses payable	94	749
Accrued expenses and other liabilities	45	—
TOTAL LIABILITIES	512,140	193,039,445
NET ASSETS	$243,685,357	$1,486,994,933
NET ASSETS CONSIST OF:
Paid-in Capital	$209,201,476	$1,513,736,691
Total distributable earnings (loss)	34,483,881	(26,741,758)
NET ASSETS	$243,685,357	$1,486,994,933
NET ASSET VALUE PER SHARE
Net asset value per share	$ 101.54	$ 44.19
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,400,000	33,650,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 189,085,112	$ 913,393,550
Investments in affiliated issuers	563,907	711,683,302
Total cost of investments	$189,649,019	$1,625,076,852
* Includes investments in securities on loan, at value	$ 854,329	$ 129,828,759
See accompanying notes to financial statements.
128

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129

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 338,841	$ 2,557,337	$ 15,515,934
Dividend income — affiliated issuers	129	47	17,505
Unaffiliated securities lending income	19,926	1,978	858
Affiliated securities lending income	161,811	7,674	9,315
Foreign taxes withheld	—	(123,925)	(4,466)
TOTAL INVESTMENT INCOME (LOSS)	520,707	2,443,111	15,539,146
EXPENSES
Advisory fee	1,476,288	431,062	1,262,767
Trustees’ fees and expenses	3,877	1,289	12,462
Miscellaneous expenses	—	—	—
TOTAL EXPENSES	1,480,165	432,351	1,275,229
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	1,480,165	432,351	1,275,229
NET INVESTMENT INCOME (LOSS)	$ (959,458)	$ 2,010,760	$ 14,263,917
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	3,946,174	(1,336,914)	(9,418,741)
Investments — affiliated issuers	(12)	—	17,759
In-kind redemptions — unaffiliated issuers	109,640,462	9,754,361	104,403,697
In-kind redemptions — affiliated issuers	—	—	32,471
Foreign currency transactions	—	6,528	(2)
Futures contracts	—	98,718	—
Net realized gain (loss)	113,586,624	8,522,693	95,035,184
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	8,068,498	20,178,699	159,493,525
Investments — affiliated issuers	35	—	107,055
Foreign currency translations	—	1,365	—
Futures contracts	—	(8,382)	—
Net change in unrealized appreciation/depreciation	8,068,533	20,171,682	159,600,580
NET REALIZED AND UNREALIZED GAIN (LOSS)	121,655,157	28,694,375	254,635,764
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$120,695,699	$30,705,135	$268,899,681
* Includes foreign capital gain taxes	$ —	$ (7,881)	$ —
** Includes foreign deferred taxes	$ —	$ (1,618)	$ —
See accompanying notes to financial statements.
130

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$ 4,294,259	$ 12,629,940	$ 1,330,755	$ 1,311,348	$ 694,089	$ 10,686,332
618	20,581	31,045	432	164	703
752	8,447	859	81,720	12,164	—
15,522	5,619	659	200,457	48,290	32,504
(85,298)	—	—	—	—	—
4,225,853	12,664,587	1,363,318	1,593,957	754,707	10,719,539

2,112,261	1,994,932	197,510	2,411,614	449,977	1,568,208
7,901	10,883	555	9,603	1,647	7,801
—	1,349	—	—	—	—
2,120,162	2,007,164	198,065	2,421,217	451,624	1,576,009
—	(282,328)	—	—	—	—
2,120,162	1,724,836	198,065	2,421,217	451,624	1,576,009
$ 2,105,691	$ 10,939,751	$ 1,165,253	$ (827,260)	$ 303,083	$ 9,143,530

1,952,419	(3,848,683)	(1,755,784)	(20,830,345)	(5,604,297)	(20,491,749)
(19)	(7,250)	(59,548)	(52)	(7)	(10)
156,432,581	59,178,361	11,269,149	123,980,239	29,778,227	20,388,283
—	26,386	48,809	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
158,384,981	55,348,814	9,502,626	103,149,842	24,173,923	(103,476)

100,113,469	215,780,368	17,414,786	140,057,288	36,283,402	127,123,896
9	171,633	235,275	(32)	4	(232)
—	—	—	—	—	—
—	—	—	—	—	—
100,113,478	215,952,001	17,650,061	140,057,256	36,283,406	127,123,664
258,498,459	271,300,815	27,152,687	243,207,098	60,457,329	127,020,188
$260,604,150	$282,240,566	$28,317,940	$242,379,838	$60,760,412	$136,163,718
$ —	$ —	$ —	$ —	$ —	$ —
$ —	$ —	$ —	$ —	$ —	$ —
131

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2021

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 341,793	$ 14,525,414	$ 1,234,590
Dividend income — affiliated issuers	54	510,440	126
Unaffiliated securities lending income	4,096	79,288	1,788
Affiliated securities lending income	14,687	41,620	14,877
Foreign taxes withheld	—	—	(1,309)
TOTAL INVESTMENT INCOME (LOSS)	360,630	15,156,762	1,250,072
EXPENSES
Advisory fee	199,898	4,054,108	465,055
Trustees’ fees and expenses	657	10,765	1,678
Miscellaneous expenses	—	—	—
TOTAL EXPENSES	200,555	4,064,873	466,733
NET INVESTMENT INCOME (LOSS)	$ 160,075	$ 11,091,889	$ 783,339
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,373,262)	(93,161,660)	(39,499,098)
Investments — affiliated issuers	—	(27,044,374)	5
In-kind redemptions — unaffiliated issuers	27,795,824	471,185,924	42,541,530
In-kind redemptions — affiliated issuers	—	45,156,301	—
Net realized gain (loss)	23,422,562	396,136,191	3,042,437
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	6,276,146	201,594,879	79,714,714
Investments — affiliated issuers	(19)	(12,010,244)	(32)
Net change in unrealized appreciation/depreciation	6,276,127	189,584,635	79,714,682
NET REALIZED AND UNREALIZED GAIN (LOSS)	29,698,689	585,720,826	82,757,119
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$29,858,764	$596,812,715	$ 83,540,458
See accompanying notes to financial statements.
132

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF

$ 2,157,162	$ 6,322,471	$ 4,110,303	$ 1,284,894	$ 771,373
264	698	719	—	125
41,170	273,015	72,940	41,296	5,631
38,465	1,269,944	33,480	60,182	146,489
—	—	(32,310)	—	—
2,237,061	7,866,128	4,185,132	1,386,372	923,618

899,471	2,086,877	2,799,610	1,387,045	249,467
3,863	6,912	10,032	4,624	913
2,638	—	—	—	—
905,972	2,093,789	2,809,642	1,391,669	250,380
$ 1,331,089	$ 5,772,339	$ 1,375,490	$ (5,297)	$ 673,238

(10,767,602)	(57,802,770)	(8,944,403)	(12,062,902)	(4,751,550)
157	202	(11)	55	(10)
18,036,674	534,703,828	275,185,567	133,632,509	19,239,846
—	—	—	—	—
7,269,229	476,901,260	266,241,153	121,569,662	14,488,286

37,831,525	31,045,311	102,937,191	13,182,944	8,458,498
(162)	(122)	4	(49)	(1)
37,831,363	31,045,189	102,937,195	13,182,895	8,458,497
45,100,592	507,946,449	369,178,348	134,752,557	22,946,783
$ 46,431,681	$513,718,788	$370,553,838	$134,747,260	$23,620,021
133

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2021

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR ICE Preferred Securities ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 7,697,792	$ 2,294,372	$ 45,460,063
Dividend income — affiliated issuers	434	117	24,534,791
Unaffiliated securities lending income	11,874	923	7,464
Affiliated securities lending income	14,409	8,493	639,952
TOTAL INVESTMENT INCOME (LOSS)	7,724,509	2,303,905	70,642,270
EXPENSES
Advisory fee	1,593,356	353,586	5,955,327
Trustees’ fees and expenses	4,676	2,326	19,525
TOTAL EXPENSES	1,598,032	355,912	5,974,852
NET INVESTMENT INCOME (LOSS)	$ 6,126,477	$ 1,947,993	$ 64,667,418
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(20,358,495)	(8,692,332)	(9,764,170)
Investments — affiliated issuers	72	11	(4,412,372)
In-kind redemptions — unaffiliated issuers	151,251,370	4,950,153	6,645,873
In-kind redemptions — affiliated issuers	—	—	4,070,204
Net realized gain (loss)	130,892,947	(3,742,168)	(3,460,465)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	39,072,529	64,417,136	50,022,710
Investments — affiliated issuers	(128)	(26)	30,162,165
Net change in unrealized appreciation/depreciation	39,072,401	64,417,110	80,184,875
NET REALIZED AND UNREALIZED GAIN (LOSS)	169,965,348	60,674,942	76,724,410
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$176,091,825	$62,622,935	$141,391,828
See accompanying notes to financial statements.
134

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135

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (959,458)	$ (145,924)	$ 2,010,760	$ 2,170,425
Net realized gain (loss)	113,586,624	8,653,276	8,522,693	2,469,152
Net change in unrealized appreciation/depreciation	8,068,533	18,373,712	20,171,682	(10,434,323)
Net increase (decrease) in net assets resulting from operations	120,695,699	26,881,064	30,705,135	(5,794,746)
Net equalization credits and charges	(411,657)	(250,150)	(31,590)	(9,733)
Distributions to shareholders	(227,994)	(88,201)	(2,002,677)	(2,189,039)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	345,225,273	90,018,047	13,491,577	4,261,663
Cost of shares redeemed	(249,761,283)	(42,582,029)	(23,477,344)	(9,794,647)
Net income equalization	411,657	250,150	31,590	9,733
Other Capital	—	—	207	—
Net increase (decrease) in net assets from beneficial interest transactions	95,875,647	47,686,168	(9,953,970)	(5,523,251)
Contribution from Affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	215,931,695	74,228,881	18,716,898	(13,516,769)
Net assets at beginning of period	148,207,094	73,978,213	78,032,830	91,549,599
NET ASSETS AT END OF PERIOD	$ 364,138,789	$148,207,094	$ 96,749,728	$ 78,032,830
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,750,000	720,000	150,000	50,000
Shares redeemed	(1,160,000)	(400,000)	(275,000)	(125,000)
Net increase (decrease) from share transactions	590,000	320,000	(125,000)	(75,000)
See accompanying notes to financial statements.
136

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20

$ 14,263,917	$ 12,051,658	$ 2,105,691	$ 2,253,056	$ 10,939,751	$ 7,680,048
95,035,184	31,197,528	158,384,981	78,201,668	55,348,814	14,366,366
159,600,580	(15,194,743)	100,113,478	42,722,729	215,952,001	16,172,078
268,899,681	28,054,443	260,604,150	123,177,453	282,240,566	38,218,492
(224,002)	2,287,093	(29,630)	(106,350)	468,621	419,680
(14,259,180)	(13,681,742)	(1,952,717)	(2,423,946)	(11,554,719)	(8,142,058)

415,897,466	687,923,876	337,178,541	115,309,221	433,974,746	220,607,983
(487,520,633)	(278,579,888)	(287,303,510)	(261,789,799)	(117,717,406)	(48,375,742)
224,002	(2,287,093)	29,630	106,350	(468,621)	(419,680)
—	—	—	—	—	—
(71,399,165)	407,056,895	49,904,661	(146,374,228)	315,788,719	171,812,561
—	11,452	—	—	—	—
183,017,334	423,728,141	308,526,464	(25,727,071)	586,943,187	202,308,675
771,955,851	348,227,710	402,952,651	428,679,722	567,579,369	365,270,694
$ 954,973,185	$ 771,955,851	$ 711,479,115	$ 402,952,651	$1,154,522,556	$567,579,369

4,000,000	7,870,000	2,450,000	1,425,000	4,680,000	3,020,000
(4,730,000)	(3,180,000)	(2,025,000)	(3,275,000)	(1,220,000)	(700,000)
(730,000)	4,690,000	425,000	(1,850,000)	3,460,000	2,320,000
137

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,165,253	$ 668,169	$ (827,260)	$ (347,305)
Net realized gain (loss)	9,502,626	(1,381,871)	103,149,842	52,400,169
Net change in unrealized appreciation/depreciation	17,650,061	244,631	140,057,256	(19,587,995)
Net increase (decrease) in net assets resulting from operations	28,317,940	(469,071)	242,379,838	32,464,869
Net equalization credits and charges	(125,400)	(58,727)	(25,307)	76,408
Distributions to shareholders	(1,290,321)	(818,832)	—	(21,306)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	152,981,898	2,910,559	417,629,860	318,390,226
Cost of shares redeemed	(84,940,359)	(17,993,093)	(363,374,532)	(447,581,179)
Net income equalization	125,400	58,727	25,307	(76,408)
Net increase (decrease) in net assets from beneficial interest transactions	68,166,939	(15,023,807)	54,280,635	(129,267,361)
Net increase (decrease) in net assets during the period	95,069,158	(16,370,437)	296,635,166	(96,747,390)
Net assets at beginning of period	22,459,046	38,829,483	513,170,615	609,918,005
NET ASSETS AT END OF PERIOD	$ 117,528,204	$ 22,459,046	$ 809,805,781	$ 513,170,615
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,125,000	50,000	3,675,000	3,750,000
Shares redeemed	(1,275,000)	(350,000)	(3,150,000)	(5,450,000)
Net increase (decrease) from share transactions	850,000	(300,000)	525,000	(1,700,000)
See accompanying notes to financial statements.
138

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20

$ 303,083	$ 290,079	$ 9,143,530	$ 15,355,982	$ 160,075	$ 106,317
24,173,923	(464,171)	(103,476)	12,666,110	23,422,562	(3,341,881)
36,283,406	3,062,556	127,123,664	(179,038,895)	6,276,127	4,616,436
60,760,412	2,888,464	136,163,718	(151,016,803)	29,858,764	1,380,872
(251,358)	196,820	1,306,279	(524,720)	(9,468)	(2,059)
(293,524)	(2,347,773)	(10,426,986)	(14,871,757)	(198,352)	(102,807)

158,171,623	25,693,340	857,794,099	300,889,332	87,691,920	11,270,284
(88,470,548)	(33,095,815)	(857,787,753)	(636,833,348)	(70,335,012)	(22,956,875)
251,358	(196,820)	(1,306,279)	524,720	9,468	2,059
69,952,433	(7,599,295)	(1,299,933)	(335,419,296)	17,366,376	(11,684,532)
130,167,963	(6,861,784)	125,743,078	(501,832,576)	47,017,320	(10,408,526)
83,699,318	90,561,102	564,510,012	1,066,342,588	24,363,089	34,771,615
$213,867,281	$ 83,699,318	$ 690,253,090	$ 564,510,012	$ 71,380,409	$ 24,363,089

1,580,000	390,000	23,300,000	9,650,000	580,000	120,000
(940,000)	(520,000)	(26,050,000)	(20,350,000)	(430,000)	(270,000)
640,000	(130,000)	(2,750,000)	(10,700,000)	150,000	(150,000)
139

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,091,889	$ 6,739,502	$ 783,339	$ 2,531,980
Net realized gain (loss)	396,136,191	(147,410,085)	3,042,437	(132,811,539)
Net change in unrealized appreciation/depreciation	189,584,635	232,085	79,714,682	10,869,142
Net increase (decrease) in net assets resulting from operations	596,812,715	(140,438,498)	83,540,458	(119,410,417)
Net equalization credits and charges	1,115,844	676,801	(125,080)	144,376
Distributions to shareholders	(11,555,704)	(7,430,357)	(2,636,010)	(2,674,734)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,646,566,722	1,179,751,823	159,150,843	219,850,958
Cost of shares redeemed	(2,570,652,309)	(1,171,338,205)	(152,926,502)	(187,902,681)
Net income equalization	(1,115,844)	(676,801)	125,080	(144,376)
Other Capital	—	—	1,113	—
Net increase (decrease) in net assets from beneficial interest transactions	1,074,798,569	7,736,817	6,350,534	31,803,901
Contribution from Affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	1,661,171,424	(139,455,237)	87,129,902	(90,136,874)
Net assets at beginning of period	395,523,673	534,978,910	96,561,342	186,698,216
NET ASSETS AT END OF PERIOD	$ 2,056,695,097	$ 395,523,673	$ 183,691,244	$ 96,561,342
SHARES OF BENEFICIAL INTEREST:
Shares sold	96,950,000	47,000,000	2,750,000	4,240,000
Shares redeemed	(67,800,000)	(47,200,000)	(2,700,000)	(3,265,000)
Net increase (decrease) from share transactions	29,150,000	(200,000)	50,000	975,000
(a)	On March 30, 2020 the SPDR S&P Oil & Gas Equipment & Services ETF underwent a 1-for-10 reverse stock split. The historical activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
140

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20

$ 1,331,089	$ 1,381,600	$ 5,772,339	$ 4,489,564	$ 1,375,490	$ 2,260,127
7,269,229	(5,919,822)	476,901,260	(20,923,448)	266,241,153	77,595,286
37,831,363	21,490,067	31,045,189	6,213,246	102,937,195	24,449,440
46,431,681	16,951,845	513,718,788	(10,220,638)	370,553,838	104,304,853
16,326	(95,153)	209,130	37,250	5,823	(20,698)
(1,370,262)	(1,459,576)	(5,748,927)	(4,532,965)	(1,298,170)	(2,299,154)

92,225,403	442,635,457	7,055,124,254	6,042,901,703	892,421,500	516,633,916
(109,012,425)	(427,401,545)	(6,774,374,342)	(6,025,398,637)	(764,996,430)	(411,413,279)
(16,326)	95,153	(209,130)	(37,250)	(5,823)	20,698
—	—	—	—	—	—
(16,803,348)	15,329,065	280,540,782	17,465,816	127,419,247	105,241,335
—	—	68,255	—	—	—
28,274,397	30,726,181	788,788,028	2,749,463	496,680,738	207,226,336
243,442,600	212,716,419	265,787,331	263,037,868	498,412,068	291,185,732
$ 271,716,997	$ 243,442,600	$ 1,054,575,359	$ 265,787,331	$ 995,092,806	$ 498,412,068

1,850,000	10,900,000	98,900,000	149,500,000	5,300,000	5,150,000
(2,250,000)	(10,600,000)	(94,250,000)	(149,500,000)	(4,575,000)	(4,150,000)
(400,000)	300,000	4,650,000	—	725,000	1,000,000
141

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (5,297)	$ 850,885	$ 673,238	$ 385,992
Net realized gain (loss)	121,569,662	29,806,296	14,488,286	(1,157,468)
Net change in unrealized appreciation/depreciation	13,182,895	(317,834)	8,458,497	3,485,508
Net increase (decrease) in net assets resulting from operations	134,747,260	30,339,347	23,620,021	2,714,032
Net equalization credits and charges	(27,341)	(22,367)	199,847	(11,318)
Distributions to shareholders	(133,866)	(877,722)	(868,252)	(418,542)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	545,431,671	152,968,302	194,766,258	11,180,111
Cost of shares redeemed	(395,504,658)	(189,866,199)	(181,984,727)	(22,178,529)
Net income equalization	27,341	22,367	(199,847)	11,318
Net increase (decrease) in net assets from beneficial interest transactions	149,954,354	(36,875,530)	12,581,684	(10,987,100)
Net increase (decrease) in net assets during the period	284,540,407	(7,436,272)	35,533,300	(8,702,928)
Net assets at beginning of period	241,824,512	249,260,784	48,842,011	57,544,939
NET ASSETS AT END OF PERIOD	$ 526,364,919	$ 241,824,512	$ 84,375,311	$ 48,842,011
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,440,000	1,520,000	2,100,000	175,000
Shares redeemed	(2,540,000)	(1,940,000)	(1,975,000)	(325,000)
Net increase (decrease) from share transactions	900,000	(420,000)	125,000	(150,000)
See accompanying notes to financial statements.
142

SPDR S&P Transportation ETF		SPDR SSGA Gender Diversity Index ETF		SPDR ICE Preferred Securities ETF
Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20

$ 6,126,477	$ 1,249,393	$ 1,947,993	$ 3,270,937	$ 64,667,418	$ 55,110,570
130,892,947	(3,071,259)	(3,742,168)	36,533,370	(3,460,465)	(32,450,434)
39,072,401	(6,467,278)	64,417,110	(40,033,626)	80,184,875	(36,670,029)
176,091,825	(8,289,144)	62,622,935	(229,319)	141,391,828	(14,009,893)
1,205,515	22,651	111,091	(231,908)	(803,741)	(701,076)
(7,350,772)	(1,271,073)	(2,159,815)	(3,221,571)	(67,474,480)	(54,540,154)

674,953,467	89,420,779	89,843,899	167,046,079	555,391,077	602,198,275
(451,028,914)	(48,293,142)	(27,364,629)	(326,734,556)	(263,828,902)	(241,945,544)
(1,205,515)	(22,651)	(111,091)	231,908	803,741	701,076
222,719,038	41,104,986	62,368,179	(159,456,569)	292,365,916	360,953,807
392,665,606	31,567,420	122,942,390	(163,139,367)	365,479,523	291,702,684
179,722,008	148,154,588	120,742,967	283,882,334	1,121,515,410	829,812,726
$ 572,387,614	$179,722,008	$243,685,357	$ 120,742,967	$1,486,994,933	$1,121,515,410

8,800,000	1,800,000	1,075,000	2,250,000	12,750,000	13,950,000
(5,460,000)	(820,000)	(375,000)	(4,400,000)	(6,100,000)	(6,200,000)
3,340,000	980,000	700,000	(2,150,000)	6,650,000	7,750,000
143

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 145.30	$ 105.68	$ 95.29	$ 69.83	$54.83
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.59)	(0.23)	0.08	0.20	(0.04)
Net realized and unrealized gain (loss) (b)	81.84	40.41	11.66	27.36	15.99
Total from investment operations	81.25	40.18	11.74	27.56	15.95
Net equalization credits and charges (a)	(0.25)	(0.40)	(0.11)	(0.74)	0.15
Distributions to shareholders from:
Net investment income	(0.13)	(0.16)	(0.10)	(0.26)	(0.29)
Net realized gains	—	—	(1.14)	(1.10)	(0.81)
Total distributions	(0.13)	(0.16)	(1.24)	(1.36)	(1.10)
Net asset value, end of period	$ 226.17	$ 145.30	$105.68	$ 95.29	$69.83
Total return (c)	55.75%	37.68%	12.58%	38.83%	29.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$364,139	$148,207	$73,978	$38,114	$6,983
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	(0.29)%	(0.20)%	0.08%	0.24%	(0.06)%
Portfolio turnover rate (d)	38%	35%	43%	34%	78%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
144

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 78.00	$ 85.13	$ 82.43	$ 76.65	$ 64.07
Income (loss) from investment operations:
Net investment income (loss) (a)	2.22	2.07	2.15	1.75	1.54
Net realized and unrealized gain (loss) (b)	32.59	(7.10)	2.67	5.81	12.69
Total from investment operations	34.81	(5.03)	4.82	7.56	14.23
Net equalization credits and charges (a)	(0.03)	(0.01)	(0.02)	0.00(c)	(0.03)
Contribution from Affiliate	—	—	0.02	—	—
Other capital (a)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.27)	(2.09)	(2.12)	(1.78)	(1.62)
Net asset value, end of period	$ 110.51	$ 78.00	$ 85.13	$ 82.43	$ 76.65
Total return (d)	44.96%	(5.97)%	5.94%(e)	9.86%	22.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$96,750	$78,033	$91,550	$90,710	$88,185
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.33%	2.53%	2.60%	2.11%	2.18%
Portfolio turnover rate (f)	11%	8%	11%	10%	10%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 5.91%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
145

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 88.43	$ 86.19	$ 77.65	$ 69.73	$ 61.57
Income (loss) from investment operations:
Net investment income (loss) (a)	1.76	1.79	1.67	1.44	1.38
Net realized and unrealized gain (loss) (b)	30.99	1.88	7.99	7.82	7.93
Total from investment operations	32.75	3.67	9.66	9.26	9.31
Net equalization credits and charges (a)	(0.03)	0.34	0.52	0.06	0.22
Contribution from Affiliate (Note 4) (a)	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.78)	(1.77)	(1.64)	(1.36)	(1.37)
Net realized gains	—	—	—	(0.04)	—
Total distributions	(1.78)	(1.77)	(1.64)	(1.40)	(1.37)
Net asset value, end of period	$ 119.37	$ 88.43	$ 86.19	$ 77.65	$ 69.73
Total return (d)	37.20%	4.53%(e)	13.35%	13.41%	15.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$954,973	$771,956	$348,228	$93,180	$41,839
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.69%	2.02%	2.04%	1.90%	2.06%
Portfolio turnover rate (f)	18%	21%	18%	18%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2020, the total return would have remained 4.53%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
146

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 99.49	$ 72.66	$ 93.29	$ 72.80	$ 52.63
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47	0.49	0.56	0.55	0.54
Net realized and unrealized gain (loss) (b)	59.47	26.90	(3.48)	20.98	20.17
Total from investment operations	59.94	27.39	(2.92)	21.53	20.71
Net equalization credits and charges (a)	(0.01)	(0.02)	(0.07)	0.00(c)	0.00(c)
Other capital	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.43)	(0.54)	(0.58)	(0.48)	(0.54)
Net realized gains	—	—	(17.06)	(0.56)	—
Total distributions	(0.43)	(0.54)	(17.64)	(1.04)	(0.54)
Net asset value, end of period	$ 158.99	$ 99.49	$ 72.66	$ 93.29	$ 72.80
Total return (d)	60.30%	37.85%	1.04%	29.71%	39.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$711,479	$402,953	$428,680	$974,885	$711,637
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.35%	0.62%	0.68%	0.64%	0.85%
Portfolio turnover rate (e)	30%	20%	10%	36%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
147

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 76.39	$ 71.48	$ 65.55	$ 58.69	$ 50.16
Income (loss) from investment operations:
Net investment income (loss) (a)	1.19	1.28	1.17	1.10	1.02
Net realized and unrealized gain (loss) (b)	29.59	4.85	5.96	6.84	8.52
Total from investment operations	30.78	6.13	7.13	7.94	9.54
Net equalization credits and charges (a)	0.05	0.07	0.03	0.04	0.03
Distributions to shareholders from:
Net investment income	(1.20)	(1.29)	(1.23)	(1.10)	(1.04)
Net realized gains	—	—	—	(0.02)	0.00(c)
Total distributions	(1.20)	(1.29)	(1.23)	(1.12)	(1.04)
Net asset value, end of period	$ 106.02	$ 76.39	$ 71.48	$ 65.55	$ 58.69
Total return (d)	40.59%	8.77%	11.04%	13.67%	19.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,154,523	$567,579	$365,271	$281,885	$152,600
Ratios to average net assets:
Total expenses	0.23%	0.25%	0.25%	0.25%	0.25%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.28%	1.73%	1.74%	1.72%	1.86%
Portfolio turnover rate (e)	4%	4%	6%	5%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
148

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 56.15	$ 55.47	$ 57.92	$ 49.10	$ 36.17
Income (loss) from investment operations:
Net investment income (loss) (a)	1.62	1.11	0.97	1.21	1.08
Net realized and unrealized gain (loss) (b)	38.10	1.09	(1.91)	8.83	12.90(c)
Total from investment operations	39.72	2.20	(0.94)	10.04	13.98
Net equalization credits and charges (a)	(0.17)	(0.10)	(0.22)	(0.02)	0.03
Distributions to shareholders from:
Net investment income	(1.68)	(1.42)	(1.29)	(1.20)	(1.08)
Net asset value, end of period	$ 94.02	$ 56.15	$ 55.47	$ 57.92	$ 49.10
Total return (d)	71.24%	3.93%	(1.86)%	20.43%	39.07%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$117,528	$22,459	$38,829	$136,109	$103,116
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.06%	1.99%	1.75%	2.14%	2.45%
Portfolio turnover rate (e)	37%	20%	24%	24%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.06 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.18% for the period ended June 30, 2017.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
149

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 89.25	$ 81.87	$ 78.23	$ 61.27	$ 47.36
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.13)	(0.05)	0.11	0.02	0.05
Net realized and unrealized gain (loss) (b)	39.93	7.42	3.64	17.45	13.91
Total from investment operations	39.80	7.37	3.75	17.47	13.96
Net equalization credits and charges (a)	(0.00)(c)	0.01	0.00(c)	(0.02)	(0.00)(c)
Distributions to shareholders from:
Net investment income	—	(0.00)(c)	(0.11)	(0.01)	(0.05)
Net realized gains	—	—	—	(0.48)	—
Total distributions	—	(0.00)(c)	(0.11)	(0.49)	(0.05)
Net asset value, end of period	$ 129.05	$ 89.25	$ 81.87	$ 78.23	$ 61.27
Total return (d)	44.60%	9.02%	4.79%	28.66%	29.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$809,806	$513,171	$609,918	$465,494	$140,927
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.12)%	(0.06)%	0.13%	0.03%	0.09%
Portfolio turnover rate (e)	39%	25%	32%	41%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
150

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 68.05	$ 66.59	$ 69.29	$ 64.40	$ 57.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.22	0.23	0.16	0.13
Net realized and unrealized gain (loss) (b)	46.50	2.83	(2.71)	4.89	7.15
Total from investment operations	46.72	3.05	(2.48)	5.05	7.28
Net equalization credits and charges (a)	(0.19)	0.15	0.00(c)	(0.00)(c)	(0.03)
Distributions to shareholders from:
Net investment income	(0.21)	(1.74)	(0.22)	(0.16)	(0.13)
Total distributions	(0.21)	(1.74)	(0.22)	(0.16)	(0.13)
Net asset value, end of period	$ 114.37	$ 68.05	$ 66.59	$ 69.29	$ 64.40
Total return (d)	68.43%	4.68%	(3.59)%	7.87%	12.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$213,867	$83,699	$90,561	$97,011	$115,913
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.24%	0.33%	0.33%	0.25%	0.22%
Portfolio turnover rate (e)	38%	25%	35%	32%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
151

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 27.34	$ 34.01	$ 29.81	$ 29.37	$ 23.71
Income (loss) from investment operations:
Net investment income (loss) (b)	0.67	0.61	0.55	0.52	0.46
Net realized and unrealized gain (loss) (c)	11.16	(6.65)	4.19	0.43	5.63
Total from investment operations	11.83	(6.04)	4.74	0.95	6.09
Net equalization credits and charges (b)	0.10	(0.02)	0.02	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.71)	(0.61)	(0.56)	(0.53)	(0.45)
Net asset value, end of period	$ 38.56	$ 27.34	$ 34.01	$ 29.81	$ 29.37
Total return (d)	44.04%	(17.99)%	16.16%	3.28%	25.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$690,253	$564,510	$1,066,343	$708,100	$885,536
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.04%	1.87%	1.77%	1.71%	1.68%
Portfolio turnover rate (e)	24%	19%	21%	24%	26%
(a)	On November 29, 2017, the SPDR S&P Insurance ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
152

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$101.51	$ 89.16	$ 87.63	$ 67.40	$52.65
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.41	0.36	(0.06)	(0.05)
Net realized and unrealized gain (loss) (b)	81.71	12.39	2.84	27.23	15.85
Total from investment operations	82.14	12.80	3.20	27.17	15.80
Net equalization credits and charges (a)	(0.03)	(0.01)	(0.03)	(0.25)	0.02
Distributions to shareholders from:
Net investment income	(0.59)	(0.44)	(0.37)	—	—
Net realized gains	—	—	(1.27)	(6.69)	(1.07)
Total distributions	(0.59)	(0.44)	(1.64)	(6.69)	(1.07)
Net asset value, end of period	$183.03	$101.51	$ 89.16	$ 87.63	$67.40
Total return (c)	81.12%	14.46%	3.90%	42.73%	30.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$71,380	$24,363	$34,772	$35,051	$3,370
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.28%	0.49%	0.41%	(0.07)%	(0.08)%
Portfolio turnover rate (d)	52%	57%	85%	67%	63%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
153

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 21.21	$ 28.38	$ 35.52	$ 29.96	$ 24.37
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.39	0.59	0.73	0.23
Net realized and unrealized gain (loss) (b)	21.77	(7.21)	(7.11)	5.51	5.61
Total from investment operations	22.11	(6.82)	(6.52)	6.24	5.84
Net equalization credits and charges (a)	0.03	0.04	0.04	0.07	(0.01)
Distributions to shareholders from:
Net investment income	(0.32)	(0.39)	(0.66)	(0.75)	(0.24)
Net asset value, end of period	$ 43.03	$ 21.21	$ 28.38	$ 35.52	$ 29.96
Total return (c)	104.87%	(23.98)%	(18.25)%	21.01%	23.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,056,695	$395,524	$534,979	$852,506	$692,084
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.96%	1.58%	1.90%	2.12%	0.77%
Portfolio turnover rate (d)	44%	41%	28%	32%	51%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
154

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 33.13	$ 96.20	$ 169.70	$ 155.00	$ 187.40
Income (loss) from investment operations:
Net investment income (loss) (b)	0.27	1.15	0.90	2.60	1.00
Net realized and unrealized gain (loss) (c)	29.51	(63.13)	(73.50)	14.90	(32.40)
Total from investment operations	29.78	(61.98)	(72.60)	17.50	(31.40)
Net equalization credits and charges (b)	(0.04)	0.07	(0.00)(d)	0.20	(0.00)(d)
Contribution from Affiliate	—	—	—	0.00(d)	—
Other capital	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.92)	(1.16)	(0.90)	(3.00)	(1.00)
Net asset value, end of period	$ 61.95	$ 33.13	$ 96.20	$ 169.70	$ 155.00
Total return (e)	90.54%	(64.70)%	(42.79)%	11.48%	(16.88)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$183,691	$96,561	$186,698	$402,923	$258,000
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.59%	1.99%	0.73%	1.62%	0.50%
Portfolio turnover rate (f)	64%	51%	34%	44%	34%
(a)	On March 30, 2020. SPDR S&P Oil & Gas Equipment & Services ETF underwent 1-for-10 reverse stock split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
155

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 43.09	$ 39.76	$ 42.99	$ 43.04	$ 41.84
Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.27	0.24	0.25	0.25
Net realized and unrealized gain (loss) (b)	8.67	3.37	(3.17)	(0.04)	1.21
Total from investment operations	8.92	3.64	(2.93)	0.21	1.46
Net equalization credits and charges (a)	0.00(c)	(0.02)	0.00(c)	(0.00)(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.26)	(0.29)	(0.30)	(0.26)	(0.26)
Total distributions	(0.26)	(0.29)	(0.30)	(0.26)	(0.26)
Net asset value, end of period	$ 51.75	$ 43.09	$ 39.76	$ 42.99	$ 43.04
Total return (d)	20.76%	9.18%	(6.83)%	0.46%	3.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$271,717	$243,443	$212,716	$335,310	$454,110
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.52%	0.67%	0.57%	0.60%	0.58%
Portfolio turnover rate (e)	53%	31%	42%	46%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
156

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 42.87	$ 42.42	$ 48.57	$ 40.72	$ 41.97
Income (loss) from investment operations:
Net investment income (loss) (a)	0.68	0.68	0.69	0.73	0.61
Net realized and unrealized gain (loss) (b)	54.27	0.42	(6.18)	7.85	(1.17)
Total from investment operations	54.95	1.10	(5.49)	8.58	(0.56)
Net equalization credits and charges (a)	0.02	0.01	(0.00)(c)	(0.06)	(0.09)
Contribution from Affiliate (Note 4)	0.01	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.66)	(0.66)	(0.66)	(0.67)	(0.60)
Net asset value, end of period	$ 97.19	$ 42.87	$ 42.42	$ 48.57	$ 40.72
Total return (d)	128.92%(e)	2.74%	(11.33)%	21.07%	(1.59)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,054,575	$265,787	$263,038	$369,128	$443,807
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.97%	1.68%	1.47%	1.66%	1.40%
Portfolio turnover rate (f)	62%	43%	45%	43%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2021, the total return would have been 128.90%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
157

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 112.00	$ 84.40	$ 72.31	$ 61.70	$ 44.48
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.54	0.66	0.55	0.41
Net realized and unrealized gain (loss) (b)	80.28	27.60	12.18	10.59	17.21
Total from investment operations	80.56	28.14	12.84	11.14	17.62
Net equalization credits and charges (a)	0.00(c)	(0.00)	(0.03)	(0.01)	(0.01)
Distributions to shareholders from:
Net investment income	(0.27)	(0.54)	(0.72)	(0.52)	(0.39)
Net asset value, end of period	$ 192.29	$ 112.00	$ 84.40	$ 72.31	$ 61.70
Total return (d)	71.99%	33.43%	17.86%	18.04%	39.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$995,093	$498,412	$291,186	$318,166	$311,598
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.17%	0.55%	0.88%	0.79%	0.72%
Portfolio turnover rate (e)	32%	21%	32%	29%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
158

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 111.44	$ 96.24	$ 80.89	$ 62.58	$ 50.60
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.37	0.19	0.14	0.42
Net realized and unrealized gain (loss) (c)	60.08	15.25	15.40	18.48	11.98
Total from investment operations	60.08	15.62	15.59	18.62	12.40
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.02)	0.00(b)	0.01
Distributions to shareholders from:
Net investment income	(0.06)	(0.41)	(0.22)	(0.13)	(0.43)
Net realized gains	—	—	—	(0.18)	—
Total distributions	(0.06)	(0.41)	(0.22)	(0.31)	(0.43)
Net asset value, end of period	$ 171.45	$ 111.44	$ 96.24	$ 80.89	$ 62.58
Total return (d)	53.91%	16.34%	19.30%	29.83%	24.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$526,365	$241,825	$249,261	$88,979	$59,450
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.00%(e)	0.38%	0.21%	0.19%	0.74%
Portfolio turnover rate (f)	40%	31%	47%	29%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
159

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 69.77	$ 67.70	$ 72.20	$ 70.47	$ 58.39
Income (loss) from investment operations:
Net investment income (loss) (a)	0.82	0.53	0.80	1.56	1.02
Net realized and unrealized gain (loss) (b)	32.25	2.15	(4.43)	1.75	11.92
Total from investment operations	33.07	2.68	(3.63)	3.31	12.94
Net equalization credits and charges (a)	0.24	(0.02)	(0.09)	0.12	0.04
Distributions to shareholders from:
Net investment income	(0.81)	(0.59)	(0.78)	(1.70)	(0.90)
Net asset value, end of period	$102.27	$ 69.77	$ 67.70	$ 72.20	$ 70.47
Total return (c)	48.00%	3.98%	(5.17)%	4.97%	22.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$84,375	$48,842	$57,545	$162,460	$77,517
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.94%	0.78%	1.12%	2.21%	1.47%
Portfolio turnover rate (d)	61%	44%	35%	33%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
160

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 52.86	$ 61.22	$ 63.09	$ 55.40	$ 43.63
Income (loss) from investment operations:
Net investment income (loss) (a)	1.02	0.57	0.67	0.49	0.37
Net realized and unrealized gain (loss) (b)	31.84	(8.36)	(1.82)	7.68	11.76
Total from investment operations	32.86	(7.79)	(1.15)	8.17	12.13
Net equalization credits and charges (a)	0.20	0.01	(0.01)	(0.00)(c)	0.01
Distributions to shareholders from:
Net investment income	(1.00)	(0.58)	(0.71)	(0.48)	(0.37)
Total distributions	(1.00)	(0.58)	(0.71)	(0.48)	(0.37)
Net asset value, end of period	$ 84.92	$ 52.86	$ 61.22	$ 63.09	$ 55.40
Total return (d)	62.69%	(12.74)%	(1.80)%	14.74%	27.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$572,388	$179,722	$148,155	$233,429	$182,818
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.35%	0.99%	1.09%	0.79%	0.71%
Portfolio turnover rate (e)	26%	29%	18%	27%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
161

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Gender Diversity Index ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 71.03	$ 73.74	$ 72.20	$ 66.97	$ 62.82
Income (loss) from investment operations:
Net investment income (loss) (a)	0.97	1.29	1.48	1.38	1.25
Net realized and unrealized gain (loss) (b)	30.50	(2.51)	4.78	7.73	7.12
Total from investment operations	31.47	(1.22)	6.26	9.11	8.37
Net equalization credits and charges (a)	0.06	(0.09)	0.03	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.02)	(1.40)	(1.74)	(1.38)	(1.26)
Net realized gains	—	—	(3.01)	(2.51)	(2.97)
Total distributions	(1.02)	(1.40)	(4.75)	(3.89)	(4.23)
Net asset value, end of period	$ 101.54	$ 71.03	$ 73.74	$ 72.20	$ 66.97
Total return (c)	44.60%	(1.71)%	9.60%	13.80%	13.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$243,685	$120,743	$283,882	$332,138	$321,478
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.10%	1.77%	2.06%	1.95%	1.93%
Portfolio turnover rate (d)	22%	69%	53%	46%	49%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
162

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR ICE Preferred Securities ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 41.54	$ 43.11	$ 43.29	$ 45.00	$ 45.98
Income (loss) from investment operations:
Net investment income (loss) (a)	2.12	2.31	2.41	2.46	2.41
Net realized and unrealized gain (loss) (b)	2.80	(1.53)	(0.02)	(1.93)	(0.93)
Total from investment operations	4.92	0.78	2.39	0.53	1.48
Net equalization credits and charges (a)	(0.03)	(0.03)	(0.01)	0.04	(0.01)
Contribution from Affiliate	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(2.24)	(2.32)	(2.56)	(2.28)	(2.45)
Net asset value, end of period	$ 44.19	$ 41.54	$ 43.11	$ 43.29	$ 45.00
Total return (d)	12.01%	1.67%	5.86%(e)	1.34%	3.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,486,995	$1,121,515	$829,813	$588,791	$537,704
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	4.89%	5.39%	5.72%	5.60%	5.41%
Portfolio turnover rate (f)	45%	36%	35%	52%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have remained 5.86%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
163

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR ICE Preferred Securities ETF (Formerly, SPDR Wells Fargo® Preferred Stock ETF)
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR S&P Metals and Mining ETF and SPDR SSGA Gender Diversity Index ETF, each of which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
164

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
165

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
166

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactorsSM ETF which declares and pays semi-annually and SPDR ICE Preferred Securities ETF which declares and pays monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2021, the SPDR Global Dow ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$3,224	$—	$3,224
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$98,718	$—	$98,718

167

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$(8,382)	$—	$(8,382)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactorsSM ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR SSGA Gender Diversity Index ETF	0.20
SPDR ICE Preferred Securities ETF	0.45
Effective March 24, 2021, the Adviser agreed to reduce the SPDR S&P 500 Fossil Fuel Reserves Free ETF's management fee from 0.25% to 0.20% of the Fund's average daily net assets. In connection with this management fee reduction, the Board approved the termination of the contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.20% of the Fund’s average daily net assets. For the year ended June 30, 2021, the Adviser waived $282,328 of fees in the Fund. The contractual fee waiver did not provide for the recoupment by the Adviser of any fees the Adviser previously waived.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement
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from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2021. The waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
On June 23 2021, State Street agreed to make a contribution of $12,293 to the SPDR S&P Retail ETF in connection with a trade processing matter.
On February 9, 2021, State Street agreed to make a contribution of $55,962 to the SPDR S&P Retail ETF in connection with an accounting matter.
On July 8, 2019, State Street agreed to make a contribution of $11,452 to the SPDR MSCI USA StrategicFactorsSM ETF in connection with a corporate action processing adjustment.
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
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June 30, 2021

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$122,900,148	$121,359,557
SPDR Global Dow ETF	9,421,923	10,186,644
SPDR MSCI USA StrategicFactorsSM ETF	160,410,462	150,223,982
SPDR NYSE Technology ETF	184,324,471	177,381,299
SPDR S&P 500 Fossil Fuel Reserves Free ETF	35,439,620	36,915,223
SPDR S&P Capital Markets ETF	21,482,823	20,280,016
SPDR S&P Health Care Equipment ETF	264,289,164	263,025,323
SPDR S&P Health Care Services ETF	49,025,102	49,703,226
SPDR S&P Insurance ETF	106,869,520	109,717,740
SPDR S&P Internet ETF	28,944,349	28,683,556
SPDR S&P Metals & Mining ETF	497,700,424	504,844,992
SPDR S&P Oil & Gas Equipment & Services ETF	80,931,038	80,835,534
SPDR S&P Pharmaceuticals ETF	133,520,356	133,478,459
SPDR S&P Retail ETF	370,902,613	370,805,900
SPDR S&P Semiconductor ETF	257,218,108	253,831,257
SPDR S&P Software & Services ETF	153,649,394	156,661,089
SPDR S&P Telecom ETF	39,577,672	38,613,534
SPDR S&P Transportation ETF	114,920,666	116,579,642
SPDR SSGA Gender Diversity Index ETF	39,947,338	39,471,487
SPDR ICE Preferred Securities ETF	593,031,369	596,719,498
For the year ended June 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$ 343,128,554	$ 248,768,975	$109,640,462
SPDR Global Dow ETF	13,268,260	22,568,587	9,754,361
SPDR MSCI USA StrategicFactorsSM ETF	395,368,613	478,488,737	104,436,168
SPDR NYSE Technology ETF	337,222,785	294,492,052	156,432,581
SPDR S&P 500 Fossil Fuel Reserves Free ETF	433,037,789	116,229,988	59,204,747
SPDR S&P Capital Markets ETF	145,298,415	77,747,310	11,317,958
SPDR S&P Health Care Equipment ETF	417,602,264	364,871,588	123,980,239
SPDR S&P Health Care Services ETF	156,302,282	86,249,459	29,778,227
SPDR S&P Insurance ETF	781,088,566	779,007,641	20,388,283
SPDR S&P Internet ETF	87,704,032	70,599,747	27,795,824
SPDR S&P Metals & Mining ETF	3,252,783,397	2,171,710,208	516,342,225
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June 30, 2021

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Oil & Gas Equipment & Services ETF	$ 155,800,949	$ 149,543,372	$ 42,541,530
SPDR S&P Pharmaceuticals ETF	92,226,242	109,009,821	18,036,674
SPDR S&P Retail ETF	5,195,158,599	4,914,472,950	534,703,828
SPDR S&P Semiconductor ETF	860,195,947	735,670,925	275,185,567
SPDR S&P Software & Services ETF	540,326,828	387,740,975	133,632,509
SPDR S&P Telecom ETF	194,788,949	183,206,497	19,239,846
SPDR S&P Transportation ETF	667,027,217	442,624,592	151,251,370
SPDR SSGA Gender Diversity Index ETF	89,832,496	27,519,795	4,950,153
SPDR ICE Preferred Securities ETF	530,648,996	238,290,643	10,716,077
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, corporate actions, interest accrual on bonds, preferred securities, passive foreign investment companies, foreign currencies, distributions in excess of current earnings, wash sale loss deferrals and partnership basis adjustments.
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The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$ 227,994	$—	$ 227,994
SPDR Global Dow ETF	2,002,677	—	2,002,677
SPDR MSCI USA StrategicFactorsSM ETF	14,259,180	—	14,259,180
SPDR NYSE Technology ETF	1,952,717	—	1,952,717
SPDR S&P 500 Fossil Fuel Reserves Free ETF	11,554,719	—	11,554,719
SPDR S&P Capital Markets ETF	1,290,321	—	1,290,321
SPDR S&P Health Care Equipment ETF	—	—	—
SPDR S&P Health Care Services ETF	293,524	—	293,524
SPDR S&P Insurance ETF	10,426,986	—	10,426,986
SPDR S&P Internet ETF	198,352	—	198,352
SPDR S&P Metals & Mining ETF	11,555,704	—	11,555,704
SPDR S&P Oil & Gas Equipment & Services ETF	2,636,010	—	2,636,010
SPDR S&P Pharmaceuticals ETF	1,370,262	—	1,370,262
SPDR S&P Retail ETF	5,748,927	—	5,748,927
SPDR S&P Semiconductor ETF	1,298,170	—	1,298,170
SPDR S&P Software & Services ETF	133,866	—	133,866
SPDR S&P Telecom ETF	868,252	—	868,252
SPDR S&P Transportation ETF	7,350,772	—	7,350,772
SPDR SSGA Gender Diversity Index ETF	2,159,815	—	2,159,815
SPDR ICE Preferred Securities ETF	67,474,480	—	67,474,480
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$ 88,201	$ —	$ 88,201
SPDR Global Dow ETF	2,189,039	—	2,189,039
SPDR MSCI USA StrategicFactorsSM ETF	13,681,742	—	13,681,742
SPDR NYSE Technology ETF	2,423,946	—	2,423,946
SPDR S&P 500 Fossil Fuel Reserves Free ETF	8,142,058	—	8,142,058
SPDR S&P Capital Markets ETF	818,832	—	818,832
SPDR S&P Health Care Equipment ETF	21,306	—	21,306
SPDR S&P Health Care Services ETF	2,347,773	—	2,347,773
SPDR S&P Insurance ETF	14,871,757	—	14,871,757
SPDR S&P Internet ETF	102,807	—	102,807
SPDR S&P Metals & Mining ETF	7,430,357	—	7,430,357
SPDR S&P Oil & Gas Equipment & Services ETF	2,674,734	—	2,674,734
SPDR S&P Pharmaceuticals ETF	1,459,576	—	1,459,576
SPDR S&P Retail ETF	4,532,965	—	4,532,965
SPDR S&P Semiconductor ETF	2,299,154	—	2,299,154
SPDR S&P Software & Services ETF	877,722	—	877,722
SPDR S&P Telecom ETF	418,542	—	418,542
SPDR S&P Transportation ETF	1,271,073	—	1,271,073
SPDR SSGA Gender Diversity Index ETF	3,221,571	—	3,221,571
SPDR ICE Preferred Securities ETF	54,540,154	—	54,540,154
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR FactSet Innovative Technology ETF	$ —	$ (6,368,959)	$—	$ 32,561,452	$ 26,192,493
SPDR Global Dow ETF	429,293	(9,911,086)	—	20,263,988	10,782,195
SPDR MSCI USA StrategicFactorsSM ETF	—	(29,264,267)	—	164,909,025	135,644,758
SPDR NYSE Technology ETF	323,037	(30,285,017)	—	211,780,461	181,818,481
SPDR S&P 500 Fossil Fuel Reserves Free ETF	—	(8,949,659)	—	288,675,561	279,725,902
SPDR S&P Capital Markets ETF	—	(45,641,743)	—	13,916,770	(31,724,973)
SPDR S&P Health Care Equipment ETF	—	(111,573,396)	—	117,591,930	6,018,534
SPDR S&P Health Care Services ETF	186,828	(47,986,255)	—	29,512,185	(18,287,242)
SPDR S&P Insurance ETF	—	(86,638,434)	—	(16,206,136)	(102,844,570)
SPDR S&P Internet ETF	—	(12,179,812)	—	5,517,039	(6,662,773)
SPDR S&P Metals & Mining ETF	—	(1,361,754,564)	—	24,837,413	(1,336,917,151)
SPDR S&P Oil & Gas Equipment & Services ETF	112,302	(577,574,688)	—	(11,229,932)	(588,692,318)
SPDR S&P Pharmaceuticals ETF	299,101	(330,190,928)	—	5,551,877	(324,339,950)
SPDR S&P Retail ETF	1,421,079	(492,840,158)	—	(12,259,586)	(503,678,665)
SPDR S&P Semiconductor ETF	77,320	(62,378,875)	—	125,642,789	63,341,234
SPDR S&P Software & Services ETF	—	(20,625,863)	—	19,641,792	(984,071)
SPDR S&P Telecom ETF	—	(31,891,828)	—	3,188,322	(28,703,506)
SPDR S&P Transportation ETF	—	(68,372,404)	—	20,570,254	(47,802,150)
SPDR SSGA Gender Diversity Index ETF	—	(19,793,887)	—	54,277,768	34,483,881
SPDR ICE Preferred Securities ETF	5,724,360	(72,695,965)	—	40,229,847	(26,741,758)
As of June 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR FactSet Innovative Technology ETF	$ 3,201,385	$ 3,167,574
SPDR Global Dow ETF	—	9,911,086
SPDR MSCI USA StrategicFactorsSM ETF	16,123,179	13,141,088
SPDR NYSE Technology ETF	10,663,713	19,621,304
SPDR S&P 500 Fossil Fuel Reserves Free ETF	4,244,474	4,705,185
SPDR S&P Capital Markets ETF	5,510,864	40,130,879
SPDR S&P Health Care Equipment ETF	59,588,147	51,985,249
SPDR S&P Health Care Services ETF	13,471,774	34,514,481
SPDR S&P Insurance ETF	24,730,284	61,908,150
SPDR S&P Internet ETF	5,701,491	6,478,321
SPDR S&P Metals & Mining ETF	427,459,002	934,295,562
SPDR S&P Oil & Gas Equipment & Services ETF	171,629,531	405,945,157
SPDR S&P Pharmaceuticals ETF	92,477,452	237,713,476
SPDR S&P Retail ETF	243,898,158	248,942,000
SPDR S&P Semiconductor ETF	29,682,078	32,696,797
SPDR S&P Software & Services ETF	10,191,497	10,434,366
SPDR S&P Telecom ETF	10,012,001	21,879,827
SPDR S&P Transportation ETF	15,597,948	52,774,456
SPDR SSGA Gender Diversity Index ETF	10,061,366	9,732,521
SPDR ICE Preferred Securities ETF	37,612,111	35,083,854
173

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$ 360,362,832	$ 55,502,447	$22,940,995	$ 32,561,452
SPDR Global Dow ETF	80,167,681	26,488,107	6,207,377	20,280,730
SPDR MSCI USA StrategicFactorsSM ETF	790,057,200	171,960,555	7,051,530	164,909,025
SPDR NYSE Technology ETF	499,751,685	222,540,551	10,760,090	211,780,461
SPDR S&P 500 Fossil Fuel Reserves Free ETF	865,357,875	293,510,294	4,834,733	288,675,561
SPDR S&P Capital Markets ETF	103,588,069	14,182,179	265,409	13,916,770
SPDR S&P Health Care Equipment ETF	704,579,760	143,079,107	25,487,177	117,591,930
SPDR S&P Health Care Services ETF	188,513,875	30,995,312	1,483,127	29,512,185
SPDR S&P Insurance ETF	706,115,059	13,120,586	29,326,722	(16,206,136)
SPDR S&P Internet ETF	68,437,494	8,149,779	2,632,740	5,517,039
SPDR S&P Metals & Mining ETF	2,059,457,844	82,076,595	57,239,182	24,837,413
SPDR S&P Oil & Gas Equipment & Services ETF	194,944,106	9,714,934	20,944,866	(11,229,932)
SPDR S&P Pharmaceuticals ETF	282,927,027	29,716,952	24,165,075	5,551,877
SPDR S&P Retail ETF	1,111,342,146	27,455,506	39,715,092	(12,259,586)
SPDR S&P Semiconductor ETF	896,452,118	141,199,502	15,556,713	125,642,789
SPDR S&P Software & Services ETF	531,463,279	37,616,078	17,974,286	19,641,792
SPDR S&P Telecom ETF	83,781,095	5,864,997	2,676,675	3,188,322
SPDR S&P Transportation ETF	551,756,594	30,718,974	10,148,720	20,570,254
SPDR SSGA Gender Diversity Index ETF	189,779,510	55,689,415	1,411,647	54,277,768
SPDR ICE Preferred Securities ETF	1,628,858,978	45,024,290	4,794,443	40,229,847
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 37,556,033	$ 28,664,569	$ 10,444,400	$ 39,108,969
SPDR Global Dow ETF	3,946,499	4,114,813	—	4,114,813
SPDR MSCI USA StrategicFactorsSM ETF	995,510	478,989	543,298	1,022,287
SPDR S&P 500 Fossil Fuel Reserves Free ETF	480,719	—	492,611	492,611
SPDR S&P Capital Markets ETF	1,958,023	32,962	1,974,593	2,007,555
SPDR S&P Health Care Equipment ETF	56,576,633	12,327,999	49,987,559	62,315,558
SPDR S&P Health Care Services ETF	17,891,190	4,199,262	14,411,094	18,610,356
SPDR S&P Internet ETF	5,593,236	2,554,443	3,176,651	5,731,094
SPDR S&P Metals & Mining ETF	107,785,519	28,062,730	79,629,466	107,692,196
SPDR S&P Oil & Gas Equipment & Services ETF	1,332,973	—	1,429,756	1,429,756
SPDR S&P Pharmaceuticals ETF	44,937,416	16,787,951	30,725,862	47,513,813
SPDR S&P Retail ETF	86,742,808	44,696,050	44,201,506	88,897,556
SPDR S&P Semiconductor ETF	55,670,165	24,868,582	34,636,827	59,505,409
SPDR S&P Software & Services ETF	40,236,276	24,637,133	17,341,398	41,978,531
SPDR S&P Telecom ETF	11,822,932	2,582,042	9,831,106	12,413,148
SPDR SSGA Gender Diversity Index ETF	854,329	472,848	407,665	880,513
SPDR ICE Preferred Securities ETF	129,828,759	128,329,545	3,829,059	132,158,604
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR FactSet Innovative Technology ETF	Common Stocks	$ 28,664,569	$—	$—	$—	$ 28,664,569	$ 28,664,569
SPDR Global Dow ETF	Common Stocks	4,114,813	—	—	—	4,114,813	4,114,813
SPDR MSCI USA StrategicFactorsSM ETF	Common Stocks	478,989	—	—	—	478,989	478,989
SPDR S&P Capital Markets ETF	Common Stocks	32,962	—	—	—	32,962	32,962
SPDR S&P Health Care Equipment ETF	Common Stocks	12,327,999	—	—	—	12,327,999	12,327,999
SPDR S&P Health Care Services ETF	Common Stocks	4,199,262	—	—	—	4,199,262	4,199,262
SPDR S&P Internet ETF	Common Stocks	2,554,443	—	—	—	2,554,443	2,554,443
SPDR S&P Metals & Mining ETF	Common Stocks	28,062,730	—	—	—	28,062,730	28,062,730
SPDR S&P Pharmaceuticals ETF	Common Stocks	16,787,951	—	—	—	16,787,951	16,787,951
SPDR S&P Retail ETF	Common Stocks	44,696,050	—	—	—	44,696,050	44,696,050
SPDR S&P Semiconductor ETF	Common Stocks	24,868,582	—	—	—	24,868,582	24,868,582
SPDR S&P Software & Services ETF	Common Stocks	24,637,133	—	—	—	24,637,133	24,637,133
SPDR S&P Telecom ETF	Common Stocks	2,582,042	—	—	—	2,582,042	2,582,042
SPDR SSGA Gender Diversity Index ETF	Common Stocks	472,848	—	—	—	472,848	472,848
SPDR ICE Preferred Securities ETF	Preferred Stocks	128,329,545	—	—	—	128,329,545	128,329,545
175

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Reverse Stock Split
The Board authorized a 1-for-10 reverse stock split for the SPDR S&P Oil & Gas Equipment and Services ETF effective after the close of trading on March 30, 2020. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of ten, while increasing the net asset value of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Funds have been adjusted to reflect the reverse stock split.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
176

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR NYSE Technology ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S& P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR SSGA Gender Diversity Index ETF and SPDR ICE Preferred Securities ETF (formerly, SPDR Wells Fargo® Preferred Stock ETF) and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR NYSE Technology ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S& P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR SSGA Gender Diversity Index ETF and SPDR ICE Preferred Securities ETF (formerly, SPDR Wells Fargo® Preferred Stock ETF) (collectively referred to as the “Funds”) (twenty of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty of the funds constituting SPDR® Series Trust) at June 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We
177

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
178

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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.45%	$1,051.10	$2.29	$1,022.60	$2.26
SPDR Global Dow ETF	0.50	1,160.80	2.68	1,022.30	2.51
SPDR MSCI USA StrategicFactorsSM ETF	0.15	1,150.10	0.80	1,024.10	0.75
SPDR NYSE Technology ETF	0.35	1,127.00	1.85	1,023.10	1.76
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20	1,148.50	1.07	1,023.80	1.00
SPDR S&P Capital Markets ETF	0.35	1,259.20	1.96	1,023.10	1.76
SPDR S&P Health Care Equipment ETF	0.35	1,133.90	1.85	1,023.10	1.76
SPDR S&P Health Care Services ETF	0.35	1,183.10	1.89	1,023.10	1.76
SPDR S&P Insurance ETF	0.35	1,159.70	1.87	1,023.10	1.76
SPDR S&P Internet ETF	0.35	1,166.80	1.88	1,023.10	1.76
SPDR S&P Metals & Mining ETF	0.35	1,292.10	1.99	1,023.10	1.76
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,401.90	2.08	1,023.10	1.76
SPDR S&P Pharmaceuticals ETF	0.35	997.90	1.73	1,023.10	1.76
SPDR S&P Retail ETF	0.35	1,516.20	2.18	1,023.10	1.76
SPDR S&P Semiconductor ETF	0.35	1,127.30	1.85	1,023.10	1.76
SPDR S&P Software & Services ETF	0.35	1,113.50	1.83	1,023.10	1.76
SPDR S&P Telecom ETF	0.35	1,209.20	1.92	1,023.10	1.76
SPDR S&P Transportation ETF	0.35	1,201.50	1.91	1,023.10	1.76
179

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR SSGA Gender Diversity Index ETF	0.20%	$1,138.80	$1.06	$1,023.80	$1.00
SPDR ICE Preferred Securities ETF	0.45	1,017.20	2.25	1,022.60	2.26
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
180

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
181

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
182

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
183

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
184

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
					& Income Fund (Trustee).
185

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
186

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
187

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRLEGACYEQAR

Annual Report
June 30, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays 1-10 Year U.S. Government Inflation-Linked Bond Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury commonly known as “TIPS” that have a remaining maturity greater than or equal to 1 year and less than 10 years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment-grade, and have $300 million or more of outstanding face value.
The Bloomberg Barclays 3-12 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 3 months and less than 12 months. The index includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 12 months and at least 3 months, and are rated investment-grade. In addition, the securities must be denominated in U.S. dollars and must have a fixed rate.
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays 1-10 Year TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays 1-10 Year U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 6.42%, and the Index was 6.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy leading TIPS to sell off. However, after the Fed reiterated their stance that higher inflation would be transitory, quelling investor fears of an overheating economy, TIPS retraced their earlier decline.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-10 Year Government Inflation-Linked Bond Index	Net Asset Value	Market Value	Bloomberg Barclays 1-10 Year Government Inflation-Linked Bond Index
ONE YEAR	6.42%	6.38%	6.62%	6.42%	6.38%	6.62%
FIVE YEARS	18.72%	18.19%	19.61%	3.49%	3.40%	3.65%
SINCE INCEPTION(1)	20.19%	20.20%	21.65%	2.30%	2.30%	2.45%
(1)	For the period May 29, 2013 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays 1-10 Year TIPS ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2023	4.0%
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	4.0
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2023	3.9
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2024	3.8
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	3.7
TOTAL	19.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
U.S. Treasury Obligations	99.1%
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market. The Fund’s benchmark is the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was –0.06%, and the Index was 0.07%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the Covid-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The Covid-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Treasuries rallied on the risk-off sentiment in early 2020, however, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized and Treasuries declined. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. Treasury yields along the curve backed up to pre-pandemic levels before retreating slightly in the second quarter after the Fed reiterated their stance that higher inflation would be transitory, quelling investor fears of an overheating economy.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index
ONE YEAR	(0.06)%	(0.06)%	0.07%	(0.06)%	(0.06)%	0.07%
FIVE YEARS	4.93%	4.91%	5.66%	0.97%	0.96%	1.11%
TEN YEARS	4.60%	4.59%	5.99%	0.45%	0.45%	0.58%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.14%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
U.S. Treasury Bill 0.09% 7/8/2021	10.9%
U.S. Treasury Bill 0.05% 8/12/2021	10.5
U.S. Treasury Bill 0.01% 7/15/2021	10.5
U.S. Treasury Bill 0.09% 7/22/2021	8.0
U.S. Treasury Bill 0.09% 7/29/2021	8.0
TOTAL	47.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
U.S. Treasury Obligations	99.8%
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.0) *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays 3-12 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 3-12 month sector of the United States Treasury Bill market. The Fund’s benchmark is the Bloomberg Barclays 3-12 Month U.S. Treasury Bill Index (the “Index”).
For the period from September 23, 2020 (inception date) through June 30, 2021 (the “Reporting Period”), the total return for the Fund was –0.02%, and the Index was 0.08%. The Fund was incepted in September 2020, thus the Reporting Period does not reflect a full twelve-month period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Treasuries rallied on the risk-off sentiment in early 2020, however, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized and Treasuries declined. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. Treasury yields along the curve backed up to pre-pandemic levels before retreating slightly in the second quarter after the Fed reiterated their stance that higher inflation would be transitory, quelling investor fears of an overheating economy.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 3-12 Month U.S. Treasury Bill Index	Net Asset Value	Market Value	Bloomberg Barclays 3-12 Month U.S. Treasury Bill Index
SINCE INCEPTION(1)	(0.02)%	(0.02)%	0.08%	N/A	N/A	N/A
(1)	Inception date is September 23, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays 3-12 Month T-Bill ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.14%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
U.S. Treasury Bill 0.04% 10/7/2021	8.5%
U.S. Treasury Bill 0.05% 11/4/2021	8.5
U.S. Treasury Bill 0.06% 9/9/2021	8.2
U.S. Treasury Bill 0.05% 9/16/2021	5.2
U.S. Treasury Bill 0.05% 9/23/2021	5.2
TOTAL	35.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
U.S. Treasury Obligations	100.0%
Short-Term Investment	0.0 *
Liabilities in Excess of Other Assets	(0.0) *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$ 11,392,269	$ 13,775,998
2.00%, 1/15/2026	15,146,014	17,835,622
2.38%, 1/15/2025	22,411,689	26,052,515
2.38%, 1/15/2027	13,006,321	15,944,289
2.50%, 1/15/2029	10,086,754	13,002,566
3.63%, 4/15/2028	15,778,390	21,295,799
3.88%, 4/15/2029	17,473,735	24,601,481
Treasury Inflation Protected Indexed Notes:
0.13%, 7/15/2022 (a)	24,094,536	24,969,433
0.13%, 1/15/2023	28,772,890	30,062,409
0.13%, 7/15/2024	26,044,978	28,017,811
0.13%, 10/15/2024	21,564,921	23,251,204
0.13%, 4/15/2025	21,437,739	23,150,513
0.13%, 10/15/2025	20,561,553	22,391,435
0.13%, 4/15/2026	16,340,574	17,788,272
0.13%, 7/15/2026	23,499,660	25,754,751
0.13%, 1/15/2030	25,720,552	28,251,201
0.13%, 7/15/2030	24,458,016	26,997,000
0.13%, 1/15/2031 (a)	24,208,829	26,655,285
0.25%, 1/15/2025	26,261,563	28,437,445
0.25%, 7/15/2029	26,003,273	28,943,288
0.38%, 7/15/2023	29,436,497	31,315,566
0.38%, 7/15/2025	26,175,262	28,760,783
0.38%, 1/15/2027	25,757,344	28,534,740
0.38%, 7/15/2027	23,810,254	26,575,364
0.50%, 4/15/2024 (a)	19,429,566	20,948,550
0.50%, 1/15/2028	24,175,539	27,120,213
0.63%, 4/15/2023	27,415,037	28,999,528
0.63%, 1/15/2024	27,832,179	29,984,437
0.63%, 1/15/2026	28,073,906	31,200,499
0.75%, 7/15/2028	22,761,197	26,134,223
0.88%, 1/15/2029	22,166,760	25,666,450
TOTAL U.S. TREASURY OBLIGATIONS (Cost $742,447,356)		772,418,670

See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	185,388	$ 185,388
State Street Navigator Securities Lending Portfolio II (d) (e)	36,242,881	36,242,881
TOTAL SHORT-TERM INVESTMENTS (Cost $36,428,269)		36,428,269
TOTAL INVESTMENTS — 103.8% (Cost $778,875,625)		808,846,939
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(29,393,338)
NET ASSETS — 100.0%		$ 779,453,601
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$772,418,670	$—	$772,418,670
Short-Term Investments	36,428,269	—	—	36,428,269
TOTAL INVESTMENTS	$36,428,269	$772,418,670	$—	$808,846,939
See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	50,733	$ 50,733	$ 46,818,709	$ 46,684,054	$—	$—	185,388	$ 185,388	$ 160
State Street Navigator Securities Lending Portfolio II	37,732,171	37,732,171	168,264,685	169,753,975	—	—	36,242,881	36,242,881	19,025
Total		$37,782,904	$215,083,394	$216,438,029	$—	$—		$36,428,269	$19,185
See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8%
U.S. Treasury Bill:
0.01%, 7/15/2021	$ 1,252,187,000	$ 1,252,165,087
0.01%, 7/27/2021	661,396,000	661,373,909
0.05%, 7/6/2021	881,860,000	881,855,564
0.05%, 7/13/2021	881,870,000	881,857,504
0.05%, 8/12/2021 (a)	1,252,270,000	1,252,185,998
0.05%, 8/26/2021	952,398,000	952,332,075
0.06%, 7/20/2021	925,933,000	925,908,565
0.06%, 8/19/2021	952,398,000	952,339,666
0.07%, 8/5/2021	952,406,000	952,362,637
0.09%, 7/8/2021	1,305,108,000	1,305,098,173
0.09%, 7/22/2021	952,407,000	952,380,513
0.09%, 7/29/2021	952,399,000	952,363,628
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,922,552,719)		11,922,223,319
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c) (Cost $29,161,572)	29,161,572	29,161,572
TOTAL INVESTMENTS — 100.0% (Cost $11,951,714,291)		11,951,384,891
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(1,322,967)
NET ASSETS — 100.0%		$11,950,061,924
(a)	When-issued security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$11,922,223,319	$—	$11,922,223,319
Short-Term Investment	29,161,572	—	—	29,161,572
TOTAL INVESTMENTS	$29,161,572	$11,922,223,319	$—	$11,951,384,891
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	50,990,218	$50,990,218	$4,363,842,907	$4,385,671,553	$—	$—	29,161,572	$29,161,572	$15,895
See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 100.0% (a)
U.S. Treasury Bill:
0.02%, 11/18/2021	$ 521,800	$ 521,701
0.03%, 11/12/2021	521,800	521,707
0.04%, 9/30/2021 (b)	521,800	521,731
0.04%, 10/7/2021	849,700	849,584
0.04%, 10/14/2021	521,800	521,728
0.04%, 10/21/2021	521,800	521,723
0.04%, 10/28/2021	521,800	521,705
0.04%, 11/26/2021	521,800	521,697
0.05%, 9/16/2021	521,800	521,750
0.05%, 9/23/2021	521,800	521,739
0.05%, 11/4/2021	849,700	849,541
0.05%, 4/21/2022	327,900	327,755
0.05%, 5/19/2022	327,900	327,698
0.06%, 9/2/2021	492,900	492,855
0.06%, 9/9/2021	820,800	820,724
0.06%, 12/30/2021 (b)	327,900	327,812
0.07%, 1/27/2022	327,900	327,797
0.07%, 2/24/2022	327,900	327,781
0.07%, 3/24/2022	327,900	327,784
0.09%, 12/2/2021	327,900	327,827
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,002,806)		10,002,639
	Shares
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e) (Cost $3,426)	3,426	3,426
TOTAL INVESTMENTS — 100.0% (Cost $10,006,232)		10,006,065
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(1,100)
NET ASSETS — 100.0%		$ 10,004,965

See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	When-issued security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$10,002,639	$—	$10,002,639
Short-Term Investment	3,426	—	—	3,426
TOTAL INVESTMENTS	$3,426	$10,002,639	$—	$10,006,065
Affiliate Table
	Number of Shares Held at 9/23/20	Value at 9/23/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$663,651	$660,225	$—	$—	3,426	$3,426	$3
See accompanying notes to financial statements.
17

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$772,418,670	$11,922,223,319
Investments in affiliated issuers, at value	36,428,269	29,161,572
Total Investments	808,846,939	11,951,384,891
Receivable for investments sold	7,090,357	18,323,372
Receivable for fund shares sold	6,337,019	9,147,007
Dividends receivable — affiliated issuers	19	1,327
Interest receivable — unaffiliated issuers	1,805,763	—
Securities lending income receivable — affiliated issuers	3,317	—
TOTAL ASSETS	824,083,414	11,978,856,597
LIABILITIES
Payable upon return of securities loaned	36,242,881	—
Payable for investments purchased	8,292,814	9,161,686
Payable for fund shares repurchased	—	18,294,014
Advisory fee payable	93,988	1,330,715
Trustees’ fees and expenses payable	130	8,258
TOTAL LIABILITIES	44,629,813	28,794,673
NET ASSETS	$779,453,601	$11,950,061,924
NET ASSETS CONSIST OF:
Paid-in Capital	$744,537,705	$11,950,391,324
Total distributable earnings (loss)	34,915,896	(329,400)
NET ASSETS	$779,453,601	$11,950,061,924
NET ASSET VALUE PER SHARE
Net asset value per share	$ 21.12	$ 91.47
Shares outstanding (unlimited amount authorized, $0.01 par value)	36,900,000	130,644,503
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$742,447,356	$11,922,552,719
Investments in affiliated issuers	36,428,269	29,161,572
Total cost of investments	$778,875,625	$11,951,714,291
* Includes investments in securities on loan, at value	$ 35,537,752	$ —
See accompanying notes to financial statements.
18

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2021

SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value	$10,002,639
Investments in affiliated issuers, at value	3,426
Total Investments	10,006,065
Interest receivable — unaffiliated issuers	10
TOTAL ASSETS	10,006,075
LIABILITIES
Advisory fee payable	1,106
Trustees’ fees and expenses payable	4
TOTAL LIABILITIES	1,110
NET ASSETS	$10,004,965
NET ASSETS CONSIST OF:
Paid-in Capital	$10,005,132
Total distributable earnings (loss)	(167)
NET ASSETS	$10,004,965
NET ASSET VALUE PER SHARE
Net asset value per share	$ 100.05
Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,002,806
Investments in affiliated issuers	3,426
Total cost of investments	$10,006,232
See accompanying notes to financial statements.
19

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$20,500,108	$ 9,007,181
Dividend income — affiliated issuers	160	15,895
Unaffiliated securities lending income	21	—
Affiliated securities lending income	19,025	—
TOTAL INVESTMENT INCOME (LOSS)	20,519,314	9,023,076
EXPENSES
Advisory fee	853,681	17,677,682
Trustees’ fees and expenses	7,351	233,042
Miscellaneous expenses	—	7
TOTAL EXPENSES	861,032	17,910,731
NET INVESTMENT INCOME (LOSS)	$19,658,282	$ (8,887,655)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,063,232	1,075,091
In-kind redemptions — unaffiliated issuers	3,881,136	33,408
Net realized gain (loss)	4,944,368	1,108,499
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	9,340,002	(260,484)
NET REALIZED AND UNREALIZED GAIN (LOSS)	14,284,370	848,015
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$33,942,652	$ (8,039,640)
See accompanying notes to financial statements.
20

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Period Ended June 30, 2021

SPDR Bloomberg Barclays 3-12 Month T-Bill ETF(a)
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 7,446
Dividend income — affiliated issuers	3
TOTAL INVESTMENT INCOME (LOSS)	7,449
EXPENSES
Advisory fee	11,930
Trustees’ fees and expenses	125
TOTAL EXPENSES	12,055
NET INVESTMENT INCOME (LOSS)	$ (4,606)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,325
In-kind redemptions — unaffiliated issuers	385
Net realized gain (loss)	2,710
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(167)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,543
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (2,063)
(a)	For the period September 23, 2020 (commencement of operations) through June 30, 2021.
See accompanying notes to financial statements.
21

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 19,658,282	$ 2,059,570
Net realized gain (loss)	4,944,368	2,203,769
Net change in unrealized appreciation/depreciation	9,340,002	15,536,913
Net increase (decrease) in net assets resulting from operations	33,942,652	19,800,252
Net equalization credits and charges	(3,502,993)	(203,319)
Distributions to shareholders	(13,398,677)	(4,880,678)
Return of capital	—	(2,039,118)
Total Distributions	(13,398,677)	(6,919,796)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	416,910,972	97,166,077
Cost of shares redeemed	(47,787,397)	(61,091,426)
Net income equalization	3,502,993	203,319
Other Capital	1,909	381
Net increase (decrease) in net assets from beneficial interest transactions	372,628,477	36,278,351
Net increase (decrease) in net assets during the period	389,669,459	48,955,488
Net assets at beginning of period	389,784,142	340,828,654
NET ASSETS AT END OF PERIOD	$779,453,601	$389,784,142
SHARES OF BENEFICIAL INTEREST:
Shares sold	20,000,000	4,900,000
Shares redeemed	(2,300,000)	(3,100,000)
Net increase (decrease) from share transactions	17,700,000	1,800,000
See accompanying notes to financial statements.
22

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (8,887,655)	$ 111,740,498
Net realized gain (loss)	1,108,499	8,988,721
Net change in unrealized appreciation/depreciation	(260,484)	(1,716,690)
Net increase (decrease) in net assets resulting from operations	(8,039,640)	119,012,529
Distributions to shareholders	(468,776)	(131,072,903)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,550,701,504	16,964,705,989
Cost of shares redeemed	(7,701,279,785)	(10,149,908,907)
Other Capital	24,767	—
Net increase (decrease) in net assets from beneficial interest transactions	(4,150,553,514)	6,814,797,082
Net increase (decrease) in net assets during the period	(4,159,061,930)	6,802,736,708
Net assets at beginning of period	16,109,123,854	9,306,387,146
NET ASSETS AT END OF PERIOD	$ 11,950,061,924	$ 16,109,123,854
SHARES OF BENEFICIAL INTEREST:
Shares sold	38,800,000	185,300,000
Shares redeemed	(84,150,000)	(110,900,000)
Net increase (decrease) from share transactions	(45,350,000)	74,400,000
See accompanying notes to financial statements.
23

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
For the Period 9/23/2020*- 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (4,606)
Net realized gain (loss)	2,710
Net change in unrealized appreciation/depreciation	(167)
Net increase (decrease) in net assets resulting from operations	(2,063)
Net equalization credits and charges	405
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	15,010,697
Cost of shares redeemed	(5,003,669)
Net income equalization	(405)
Net increase (decrease) in net assets from beneficial interest transactions	10,006,623
Net increase (decrease) in net assets during the period	10,004,965
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$10,004,965
SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000
Shares redeemed	(50,000)
Net increase (decrease) from share transactions	100,000
*Commencement of operations.
See accompanying notes to financial statements.
24

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 20.30	$ 19.59	$ 19.27	$ 19.46	$ 19.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.72	0.12	0.44	0.53	0.38
Net realized and unrealized gain (loss) (b)	0.70	0.99	0.43	(0.21)	(0.47)
Total from investment operations	1.42	1.11	0.87	0.32	(0.09)
Net equalization credits and charges (a)	(0.13)	(0.01)	(0.01)	(0.07)	0.01
Other capital (a)	0.00(c)	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.47)	(0.27)	(0.54)	(0.44)	(0.35)
Return of Capital	—	(0.12)	—	—	—
Total distributions	(0.47)	(0.39)	(0.54)	(0.44)	(0.35)
Net asset value, end of period	$ 21.12	$ 20.30	$ 19.59	$ 19.27	$ 19.46
Total return (d)	6.42%	5.74%	4.57%	1.31%	(0.41)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$779,454	$389,784	$340,829	$258,195	$114,802
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	3.45%	0.61%	2.32%	2.73%	1.94%
Portfolio turnover rate (e)	15%	17%	20%	21%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
25

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 91.53	$ 91.60	$ 91.57	$ 91.48	$ 91.42
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.06)	0.88	1.97	1.15	0.28
Net realized and unrealized gain (loss) (c)	0.00	0.32	(0.05)	(0.10)	(0.00)(d)
Total from investment operations	(0.06)	1.20	1.92	1.05	0.28
Net equalization credits and charges (b)	—	—	—	—	(0.00)(d)
Contribution from Adviser	—	—	—	0.00(d)	—
Other capital (b)	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.00)(d)	(1.27)	(1.89)	(0.96)	(0.22)
Net asset value, end of period	$ 91.47	$ 91.53	$ 91.60	$ 91.57	$ 91.48
Total return (e)	(0.06)%	1.32%	2.13%	1.16%	0.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,950,062	$16,109,124	$9,306,387	$3,364,553	$1,651,104
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	(0.07)%	0.96%	2.15%	1.26%	0.30%
(a)	On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
See accompanying notes to financial statements.
26

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
For the Period 9/23/20*- 6/30/21
Net asset value, beginning of period	$100.07
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.04)
Net realized and unrealized gain (loss) (b)	0.02
Total from investment operations	(0.02)
Net equalization credits and charges (a)	0.00(c)
Net asset value, end of period	$100.05
Total return (d)	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,005
Ratios to average net assets:
Total expenses	0.14%(e)
Net investment income (loss)	(0.05)%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
The SPDR Bloomberg Barclays 3-12 Month T-Bill ETF commenced operations on September 23, 2020.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
28

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
29

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if
30

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The SPDR Bloomberg Barclays 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2021:
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index
31

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.135
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF	0.135
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
32

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
33

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2021, were as follows:
	U.S. Government Obligations
	Purchases	Sales
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$86,945,752	$104,963,941
For the year ended June 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 418,704,992	$ 48,093,049	$3,881,136
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3,554,664,055	7,707,444,451	33,408
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF	15,000,859	5,005,634	385
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
34

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. SPDR Bloomberg Barclays 3-12 Month T-Bill ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, TIPS adjustments and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$13,398,677	$—	$13,398,677
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	468,776	—	468,776
35

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 4,880,678	$ —	$ 2,039,118	$ 6,919,796
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	131,072,903	—	—	131,072,903
At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$5,734,985	$(743,583)	$—	$29,924,494	$34,915,896
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	—	—	—	(329,400)	(329,400)
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF	—	—	—	(167)	(167)
As of June 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$—	$743,583
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 778,922,445	$29,952,491	$ 27,997	$29,924,494
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	11,951,714,291	—	329,400	(329,400)
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF	10,006,232	246	413	(167)
36

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
37

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 35,537,752	$ 36,242,881	$ —	$ 36,242,881
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	U.S. Treasury Obligations	$36,242,881	$—	$—	$—	$36,242,881	$36,242,881
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
40

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF (collectively referred to as the “Funds”) (three of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SPDR® Series Trust) at June 30, 2021, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	For the year ended June 30, 2021	For each of the two years in the period ended June 30, 2021	For each of the five years in the period ended June 30, 2021
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF	For the period from September 23, 2020 (commencement of operations) through June 30, 2021
41

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
42

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
43

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
Annualized Expense Ratio	0.15%	0.14%	0.14%
Actual:
Ending Account Value	$1,022.20	$ 999.50	$ 999.80
Expenses Paid During Period(a)	0.75	0.69	0.69
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.10	1,024.10
Expenses Paid During Period(a)	0.75	0.70	0.70
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
44

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
45

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution
46

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
47

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
48

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
49

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
& Income Fund (Trustee).
50

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

51

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
52

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
53

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and
BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRINTLAR

Annual Report
June 30, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund's performance is negatively impacted by these deductions. Index returns reflect all items of income, gain, and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays Municipal Managed Money 1-25 Years Index is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies. A general obligation bond is secured by the full faith and credit of its issuer.
The Bloomberg Barclays Managed Money Municipal Short Term Index tracks is a rules-based, market-value weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short term tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
See accompanying notes to financial statements.
1

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Barclays Municipal Managed Money 1-25 Years Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 2.64%, and the Index was 2.96%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees accounted for a 23bps drag upon performance during the reporting period, contributing to the difference between the Fund’s performance and that of the Index.
Years to Maturity, rating and duration were primary drivers of Fund performance during the Reporting Period. Inside 10 years, the municipal bond yield curve steepened by 22 basis points as ultra-short bond yields declined and yields for maturities between 4 and 10 years increased. Outside of 10 years, the yield curve flattened as yields moved lower by 3 basis points in 13 years and by 13 in 20 year maturities. Investment grade credit spreads compressed significantly, as BBB spreads over AAA municipals shifted from 157 to 63bps during the Reporting Period.
Years to maturity was the largest driver of performance during the reporting period. Exposure to bonds maturing 2033 or longer was additive to return during the Reporting Period. An overweighting to bonds with durations of above 6 years was additive to returns, whereas an overweight in bonds with durations under 4 years detracted from returns. The fund was overweight to A and BBB rated bonds, which was beneficial to performance during the reporting period.
Security selection was the largest detractor to The Fund during the reporting period. An overweight to Water & Sewer bonds detracted from performance, whereas an underweight to both Local and State GOs was additive to performance during the reporting period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Bay Area Toll Bridge Revenue, MTA Dedicated Tax and University of California Revenue. The top negative contributors to the Fund’s performance during the Reporting Period were University of Texas System Revenue, Massachusetts Construction and Denver School District.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Municipal Managed Money 1-25 Years Index	Net Asset Value	Market Value	Bloomberg Barclays Municipal Managed Money 1-25 Years Index
ONE YEAR	2.64%	2.84%	2.96%	2.64%	2.84%	2.96%
FIVE YEARS(1) (2)	14.72%	14.74%	16.71%	2.78%	2.79%	3.14%
TEN YEARS(1) (2)	48.54%	49.34%	53.43%	4.04%	4.09%	4.37%
(1)	Effective January 2, 2019, the Fund changed its benchmark index from the Bloomberg Barclays Municipal Managed Money Index to the Bloomberg Barclays Municipal Managed 1-25 Years Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to January 2, 2019.
(2)	The index returns are reflective of the Bloomberg Barclays Municipal Managed Money Index from fund June 30, 2011 until January 2, 2019 and of the Bloomberg Barclays Municipal Managed Money 1-25 Years Index effective January 2, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
See accompanying notes to financial statements.
3

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Performance Summary (Unaudited)  (continued)
The total expense ratio for SPDR Nuveen Bloomberg Barclays Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.23% [0.30% (0.23% after the fee waiver) prior to March 24, 2021]. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See Notes to Performance Summaries on Page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
California, Bay Area Toll Authority Revenue 2.63% 4/1/2045	0.4%
New York, State Urban Development Corp., Revenue 5.00% 3/15/2035	0.4
California, State General Obligation 3.00% 10/1/2037	0.4
Maryland, State General Obligation 5.00% 8/1/2031	0.3
California, State General Obligation 5.00% 8/1/2027	0.3
TOTAL	1.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Municipal Bonds & Notes	98.9%
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2021

% of Total Investments
California	19.3%
New York	17.7
Texas	10.9
Massachusetts	4.4
Washington	4.1
Maryland	3.9
Virginia	3.4
Florida	3.4
Ohio	2.5
Colorado	2.5
TOTAL	72.1%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
5

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Barclays Managed Money Municipal Short Term Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 0.47% and the Index was 0.77%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees accounted for a 20bps drag upon performance during the reporting period, contributing to the difference between the Fund’s performance and that of the Index.
The past 12 months have been a period of transition marked by a shifting yield curve as the municipal bond market found its footing on the path to normalization. Inside 10 years, the municipal bond yield curve steepened by 22 basis points as ultra-short bond yields declined and yields for maturities between 4 and 10 years increased. Investment grade credit spreads compressed significantly, as BBB spreads over AAA municipals shifted from 157 to 63bps during the Reporting Period.
The fund’s duration positioning, sector allocation and security selection detracted from performance during the Reporting Period. The fund’s overweight position in local general obligation bonds and underweight position in transportation bonds detracted from performance. The transportation sector was initially impacted by the pandemic but has experienced a healthy recovery. The fund benefitted from an overweight allocation to special tax bonds and an underweight to electric revenue bonds.
Security selection was the largest driver of performance during the Reporting Period. On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NYC Metropolitan Transportation Authority, City of San Antonio Water System, and Commonwealth of Pennsylvania General Obligation Bonds. The top negative contributors to the Fund’s performance during the Reporting Period were New York State Urban Development Corporation State Personal Income Tax Revenue, Dormitory Authority of the State of New York State Personal Income Tax Revenue, and State of Minnesota General Obligation State Trunk Highway.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Managed Money Municipal Short Term Index	Net Asset Value	Market Value	Bloomberg Barclays Managed Money Municipal Short Term Index
ONE YEAR	0.47%	0.49%	0.77%	0.47%	0.49%	0.77%
FIVE YEARS	7.05%	7.07%	8.47%	1.37%	1.38%	1.64%
TEN YEARS	14.48%	14.40%	17.77%	1.36%	1.35%	1.65%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
California, State General Obligation 4.00% 10/1/2024	0.9%
Massachusetts, State General Obligation 1.70% 8/1/2043	0.8
New York, State Urban Development Corp., Revenue 5.00% 3/15/2026	0.8
Chino Basin Regional Financing Authority, Revenue 4.00% 11/1/2025	0.7
San Antonio, TX, Water System Revenue 2.63% 5/1/2049	0.7
TOTAL	3.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Municipal Bonds & Notes	98.7%
Short-Term Investment	0.9
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2021

% of Total Investments
California	18.5%
New York	15.2
Texas	10.5
Maryland	5.5
Massachusetts	4.6
Washington	4.0
Virginia	3.4
Ohio	2.9
Florida	2.8
Pennsylvania	2.8
TOTAL	70.2%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
8

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.9%
ALABAMA — 1.0%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2024	$ 100,000	$ 114,729
Series A, 5.00%, 9/1/2025	1,025,000	1,217,888
Series A, 5.00%, 9/1/2030	190,000	236,410
Series A, 5.00%, 9/1/2033	1,025,000	1,244,839
Series A, 5.00%, 9/1/2036	2,310,000	2,843,951
Series B, 5.00%, 9/1/2025	465,000	552,505
Alabama, Public School and College Authority Revenue:
Series A, 4.00%, 11/1/2040	3,265,000	3,998,927
Series A, 5.00%, 11/1/2039	7,500,000	9,878,797
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	133,784
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	343,258
Series A, 5.00%, 6/1/2027	195,000	235,691
Series A, 5.00%, 6/1/2028	260,000	314,148
Series A, 5.00%, 6/1/2037	2,310,000	2,877,324
Series A, 5.00%, 6/1/2038	1,455,000	1,809,145
Series A, 5.00%, 6/1/2043	2,000,000	2,465,451
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	270,753
Series A, 4.00%, 1/1/2038	145,000	167,149
Series A, 5.00%, 1/1/2032	100,000	121,813
Series A, 5.00%, 1/1/2042	255,000	296,180
Series B, 3.00%, 1/1/2043	165,000	176,570
Series B, 4.00%, 1/1/2036	250,000	288,692
Series B, 5.00%, 1/1/2030	750,000	914,923
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	382,121
Jefferson, AL, General Obligation:
4.00%, 9/15/2036	2,500,000	2,900,915
Series A, 5.00%, 4/1/2023	1,290,000	1,395,598
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	755,000	923,100
University of Alabama, AL, General Revenue:
Series A, 4.00%, 7/1/2035	500,000	596,482
Series B, 3.00%, 7/1/2034	1,050,000	1,138,860
		37,840,003
See accompanying notes to financial statements.
9

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
ALASKA — 0.0% (a)
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	$ 90,000	$ 105,839
Series B, 5.00%, 8/1/2026	245,000	289,639
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	303,785
Series B, 5.00%, 5/1/2037	500,000	606,138
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	252,033
		1,557,434
ARIZONA — 1.6%
Arizona Board of Regents Authority Revenue:
4.00%, 7/1/2042	1,290,000	1,544,231
5.00%, 7/1/2036	625,000	817,565
5.00%, 7/1/2041	750,000	969,322
5.00%, 7/1/2043	710,000	913,593
Series C, 5.00%, 7/1/2028	1,000,000	1,281,908
Series C, 5.00%, 7/1/2029	1,750,000	2,293,224
Series C, 5.00%, 7/1/2030	1,500,000	2,002,029
Arizona State Transportation Board 5.00%, 7/1/2025	200,000	235,787
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2028	205,000	248,579
5.00%, 6/1/2029	420,000	508,013
5.00%, 6/1/2032	385,000	463,038
5.00%, 6/1/2033	270,000	323,853
5.00%, 6/1/2038	230,000	274,048
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	200,000	204,871
5.00%, 1/1/2024	170,000	190,188
Series A, 5.00%, 1/1/2029	575,000	707,040
Series A, 5.00%, 12/1/2034	300,000	350,023
Arizona, State 5.00%, 9/1/2022	100,000	105,606
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2024	120,000	136,786
5.00%, 7/1/2025	320,000	364,350
5.00%, 7/1/2027	310,000	377,404
5.00%, 7/1/2028	395,000	479,581
5.00%, 7/1/2031	350,000	396,821
See accompanying notes to financial statements.
10

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2023	$ 415,000	$ 454,695
5.00%, 7/1/2024	125,000	142,485
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	3,000,000	3,840,743
Series B, 5.00%, 7/1/2042	2,990,000	3,638,703
Series C, 5.00%, 7/1/2042	390,000	464,272
Series D, 5.00%, 7/1/2041	200,000	233,191
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	150,000	182,532
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	172,817
City of Tempe AZ General Obligation Series B, 4.00%, 7/1/2026	500,000	585,200
Maricopa County, AZ, County 5.00%, 7/1/2022	1,000,000	1,048,008
Maricopa County, AZ, Special Health Care District, General Obligation:
4.00%, 7/1/2035	1,665,000	2,061,044
4.00%, 7/1/2038	430,000	500,021
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	251,466
5.00%, 7/1/2024	225,000	255,749
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation:
5.00%, 7/1/2030	510,000	633,311
5.00%, 7/1/2036	900,000	1,100,735
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2024	160,000	182,381
5.00%, 7/1/2026	100,000	121,688
5.00%, 7/1/2029	455,000	550,931
Series A, 5.00%, 7/1/2025	145,000	171,261
Series A, 5.00%, 7/1/2026	235,000	277,357
Series A, 5.00%, 7/1/2037	390,000	486,594
Series A, 5.00%, 7/1/2044	5,000,000	6,488,793
Series B, 5.00%, 7/1/2024	3,000,000	3,421,584
Series B, 5.00%, 7/1/2026	6,715,000	8,183,686
Series B, 5.00%, 7/1/2037	500,000	618,528
Phoenix, AZ, General Obligation:
4.00%, 7/1/2026	460,000	538,384
5.00%, 7/1/2025	205,000	242,218
5.00%, 7/1/2026	300,000	365,891
See accompanying notes to financial statements.
11

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Pima, AZ, Sewer System Revenue 5.00%, 7/1/2026	$ 200,000	$ 243,376
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	114,604
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	200,000	222,332
State of Arizona Lottery Revenue 5.00%, 7/1/2025	4,050,000	4,781,741
Town of Queen Creek AZ Excise Tax Revenue 4.00%, 8/1/2045	1,150,000	1,373,127
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	581,796
		59,719,104
ARKANSAS — 0.1%
Arkansas, State General Obligation 5.00%, 6/15/2022	700,000	732,592
Fayetteville,AZ,Capital Improvement Corp., Sales & Tax Revenue Series A, 5.00%, 11/1/2026	570,000	695,084
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	392,094
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	245,968
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	567,876
		2,633,614
CALIFORNIA — 19.1%
Alameda, CA, Unified School District, General Obligation:
2.00%, 8/1/2043	1,400,000	1,346,455
Series A, 5.00%, 8/1/2039	500,000	582,714
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,540,192
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	401,361
3.25%, 8/1/2037	240,000	263,466
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2025	150,000	179,079
Beverly Hills, CA, Unified School District, General Obligation Series A, 3.00%, 8/1/2040	785,000	843,750
California Educational Facilities Authority Revenue 5.00%, 10/1/2041	525,000	619,953
See accompanying notes to financial statements.
12

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
California State Public Works Board:
3.00%, 5/1/2032	$ 655,000	$ 730,110
4.00%, 10/1/2027	920,000	1,079,543
5.00%, 9/1/2029	530,000	662,298
Series B, 5.00%, 10/1/2027	1,790,000	2,252,880
Series B, 5.00%, 5/1/2028	1,245,000	1,588,753
Series B, 5.00%, 10/1/2028	1,300,000	1,630,099
Series C, 5.00%, 11/1/2031	6,855,000	9,005,885
Series C, 5.00%, 11/1/2032	975,000	1,280,214
Series C, 5.00%, 11/1/2034	2,580,000	3,377,732
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (b)	350,000	362,326
2.13%, 4/1/2053 (b)	575,000	604,348
5.00%, 4/1/2024	250,000	281,879
Series A, 2.63%, 4/1/2045 (b)	13,510,000	14,635,359
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	144,338
Series A, 2.95%, 4/1/2047 (b)	1,225,000	1,344,238
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	352,586
5.00%, 10/1/2026	300,000	366,959
5.00%, 10/1/2027	295,000	357,030
5.00%, 10/1/2028	490,000	591,752
5.00%, 10/1/2029	115,000	146,703
5.00%, 11/1/2030	7,100,000	9,515,653
5.00%, 10/1/2031	410,000	506,471
5.00%, 10/1/2032	3,470,000	4,176,584
5.00%, 10/1/2033	3,810,000	4,571,448
5.00%, 10/1/2034	2,400,000	2,875,924
5.00%, 10/1/2035	2,225,000	2,662,771
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,743,927
Series A, 5.00%, 6/1/2042	1,525,000	1,842,705
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	330,000	407,677
Series AW, 5.00%, 12/1/2029	785,000	967,890
Series AW, 5.00%, 12/1/2032	255,000	316,060
Series AX, 5.00%, 12/1/2029	300,000	380,917
Series AX, 5.00%, 12/1/2032	100,000	126,374
Series BA, 5.00%, 12/1/2022	740,000	790,936
See accompanying notes to financial statements.
13

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
California, State General Obligation:
3.00%, 3/1/2028	$ 525,000	$ 600,777
3.00%, 10/1/2034	9,345,000	10,557,721
3.00%, 10/1/2035	1,225,000	1,378,590
3.00%, 11/1/2035	850,000	969,464
3.00%, 10/1/2036	1,830,000	2,040,427
3.00%, 10/1/2037	12,095,000	13,391,162
3.00%, 11/1/2041	1,300,000	1,428,549
3.50%, 8/1/2027	875,000	1,020,893
4.00%, 4/1/2023	1,125,000	1,200,570
4.00%, 11/1/2023	160,000	174,161
4.00%, 10/1/2024	250,000	279,805
4.00%, 9/1/2025	250,000	286,964
4.00%, 3/1/2029	550,000	676,446
4.00%, 8/1/2033	205,000	236,890
4.00%, 10/1/2034	500,000	609,480
4.00%, 3/1/2036	1,300,000	1,588,897
4.00%, 10/1/2036	500,000	607,791
4.00%, 11/1/2036	30,000	35,524
4.00%, 10/1/2037	2,100,000	2,546,202
4.00%, 11/1/2037	500,000	617,406
4.00%, 11/1/2039	7,500,000	9,201,841
4.00%, 10/1/2044	1,765,000	2,109,560
5.00%, 8/1/2022	100,000	105,265
5.00%, 9/1/2022	250,000	264,106
5.00%, 11/1/2022	1,110,000	1,181,801
5.00%, 8/1/2023	600,000	660,199
5.00%, 9/1/2023	175,000	193,227
5.00%, 11/1/2023	1,395,000	1,550,892
5.00%, 4/1/2024	9,265,000	10,468,266
5.00%, 8/1/2024	325,000	371,937
5.00%, 9/1/2024	435,000	499,369
5.00%, 10/1/2024	600,000	690,904
5.00%, 8/1/2025	455,000	539,525
5.00%, 9/1/2025	235,000	279,438
5.00%, 10/1/2025	5,000,000	5,962,022
5.00%, 3/1/2026	110,000	128,401
5.00%, 8/1/2026	2,990,000	3,645,998
5.00%, 10/1/2026	3,920,000	4,768,473
5.00%, 4/1/2027	5,000,000	6,223,026
5.00%, 8/1/2027	11,740,000	14,666,721
See accompanying notes to financial statements.
14

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 9/1/2027	$ 720,000	$ 847,252
5.00%, 10/1/2027	670,000	809,480
5.00%, 11/1/2027	180,000	227,537
5.00%, 8/1/2028	4,440,000	5,590,271
5.00%, 9/1/2028	3,295,000	3,626,549
5.00%, 10/1/2028	3,000,000	3,875,245
5.00%, 11/1/2028	1,210,000	1,565,991
5.00%, 4/1/2029	5,525,000	7,216,605
5.00%, 8/1/2029	765,000	926,235
5.00%, 9/1/2029	2,235,000	2,417,542
5.00%, 10/1/2029	6,335,000	8,107,707
5.00%, 3/1/2030	1,640,000	2,178,322
5.00%, 8/1/2030	500,000	610,229
5.00%, 9/1/2030	1,455,000	1,780,145
5.00%, 10/1/2030	650,000	854,725
5.00%, 11/1/2030	500,000	628,503
5.00%, 4/1/2031	1,845,000	2,395,582
5.00%, 9/1/2031	2,485,000	2,990,336
5.00%, 3/1/2032	280,000	325,062
5.00%, 4/1/2032	4,600,000	6,268,136
5.00%, 8/1/2032	300,000	365,465
5.00%, 3/1/2033	2,000,000	2,624,173
5.00%, 4/1/2033	3,500,000	4,531,947
5.00%, 8/1/2033	860,000	1,046,705
5.00%, 9/1/2034	290,000	353,484
5.00%, 10/1/2034	155,000	177,290
5.00%, 11/1/2034	655,000	842,162
5.00%, 3/1/2035	620,000	810,288
5.00%, 8/1/2035	1,650,000	2,019,537
5.00%, 9/1/2035	740,000	901,154
5.00%, 10/1/2035	435,000	522,162
5.00%, 4/1/2036	500,000	644,785
5.00%, 8/1/2036	1,870,000	2,298,392
5.00%, 9/1/2036	1,390,000	1,690,344
5.00%, 11/1/2036	1,150,000	1,474,197
5.00%, 10/1/2037	90,000	102,661
5.00%, 11/1/2037	660,000	826,737
5.00%, 10/1/2039	1,165,000	1,464,066
5.00%, 11/1/2039	1,400,000	1,783,793
Series B, 5.00%, 8/1/2024	150,000	171,663
Series C, 5.00%, 9/1/2034	155,000	182,971
See accompanying notes to financial statements.
15

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Campbell Union High School District, Revenue Series B, 5.00%, 8/1/2036	$ 150,000	$ 179,986
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (c)	100,000	110,954
Cerritos, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	250,000	290,132
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,171,255
Series A, 4.00%, 8/1/2042	500,000	572,207
City of San Jose, CA, General Obligation 5.00%, 9/1/2041	620,000	785,180
Coast, TX, Community College District, General Obligation 3.00%, 8/1/2038	500,000	546,545
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 4.00%, 3/1/2033	4,100,000	5,192,816
Series B, 5.00%, 3/1/2028	3,000,000	3,737,099
Contra Costa, Community College District, General Obligation:
Series C, 2.00%, 8/1/2039	1,000,000	988,371
Series C, 3.00%, 8/1/2035	1,000,000	1,142,391
Series C, 3.00%, 8/1/2036	1,000,000	1,138,578
Series C, 3.00%, 8/1/2037	1,400,000	1,583,081
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033	5,455,000	6,314,399
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	173,138
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	425,874
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2035	535,000	662,944
Series A, 5.00%, 6/1/2044	735,000	938,444
Series B, 5.00%, 6/1/2034	690,000	855,927
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	151,858
Eastern, CA, Municipal Water District Financing Authority Revenue Series B, 5.00%, 7/1/2032	230,000	277,362
Eastern, CA, Municipal Water District Revenue:
Series A, 5.00%, 7/1/2042	1,000,000	1,183,812
Series A, 5.00%, 7/1/2045	315,000	372,565
El Dorado, CA, Irrigation District, Water Agency Series A, 4.00%, 3/1/2045	640,000	760,580
See accompanying notes to financial statements.
16

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	$ 390,000	$ 471,403
Series C, 5.00%, 3/1/2035	570,000	688,974
Elk Grove, Unified School District 3.00%, 2/1/2034	100,000	105,920
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	835,164
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	125,462
Series A, 5.00%, 10/1/2031	340,000	421,638
Series A, 5.00%, 10/1/2032	250,000	309,559
Foothill-De Anza Community College District, General Obligation:
5.00%, 8/1/2027	230,000	272,316
5.00%, 8/1/2028	140,000	165,446
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	119,022
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	240,513
Local Public Schools Funding Authority School Improvement District No 2016-1 3.00%, 8/1/2046	500,000	529,530
Lodi Unified School District/CA,General Obligation Series 2020, 3.00%, 8/1/2043	1,240,000	1,326,066
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	5,270,719
Long Beach, CA, Unified School District, General Obligation:
5.00%, 8/1/2027	300,000	368,672
Series B, 5.00%, 8/1/2022	590,000	621,064
Los Angeles County Metropolitan Transportation Authority Series A, 5.00%, 7/1/2041	1,100,000	1,361,170
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	579,865
5.00%, 8/1/2036	430,000	518,807
Series A, 5.00%, 8/1/2026	215,000	246,391
Series J, 4.00%, 8/1/2036	400,000	473,169
Series J, 4.00%, 8/1/2039	480,000	565,753
Los Angeles, CA, Department of Airports Revenue:
5.00%, 5/15/2039	815,000	1,054,330
5.00%, 5/15/2040	2,550,000	3,293,748
See accompanying notes to financial statements.
17

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 4.00%, 5/15/2039	$ 675,000	$ 814,182
Series B, 4.00%, 5/15/2040	700,000	842,939
Series B, 5.00%, 5/15/2037	850,000	1,132,323
Series C, 5.00%, 5/15/2028	525,000	672,989
Series C, 5.00%, 5/15/2038	465,000	540,215
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,292,024
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	4,188,662
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2044	500,000	630,525
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2024	250,000	285,859
Series A, 5.00%, 7/1/2027	660,000	823,452
Series A, 5.00%, 7/1/2028	250,000	308,288
Series A, 5.00%, 7/1/2030	520,000	601,089
Series A, 5.00%, 7/1/2031	390,000	479,021
Series A, 5.00%, 7/1/2032	715,000	885,921
Series A, 5.00%, 7/1/2036	3,675,000	4,529,041
Series A, 5.00%, 7/1/2037	910,000	1,164,189
Series A, 5.00%, 7/1/2038	570,000	677,141
Series A, 5.00%, 7/1/2040	2,215,000	2,622,714
Series A, 5.00%, 7/1/2041	900,000	1,063,914
Series B, 5.00%, 1/1/2024	835,000	932,971
Series B, 5.00%, 7/1/2025	100,000	118,374
Series B, 5.00%, 7/1/2028	320,000	383,288
Series B, 5.00%, 7/1/2029	100,000	119,581
Series B, 5.00%, 7/1/2031	4,000,000	5,158,480
Series B, 5.00%, 7/1/2032	2,640,000	3,396,620
Series B, 5.00%, 7/1/2033	1,500,000	1,926,033
Series B, 5.00%, 7/1/2034	555,000	660,406
Series B, 5.00%, 7/1/2036	100,000	119,041
Series B, 5.00%, 7/1/2037	100,000	121,839
Series B, 5.00%, 7/1/2040	1,730,000	2,261,731
Series B, 5.00%, 7/1/2042	230,000	271,889
Series B, 5.00%, 7/1/2043	1,725,000	2,136,509
Series C, 5.00%, 7/1/2036	850,000	1,102,996
Series C, 5.00%, 7/1/2040	500,000	658,136
Series C, 5.00%, 7/1/2042	595,000	732,598
Series D, 5.00%, 7/1/2030	305,000	347,369
Series D, 5.00%, 7/1/2032	180,000	204,889
Series D, 5.00%, 7/1/2044	645,000	808,492
Series E, 5.00%, 7/1/2039	310,000	350,776
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	595,000	652,415
See accompanying notes to financial statements.
18

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Los Angeles, CA, Facilities, Inc. Revenue:
5.00%, 12/1/2043	$ 720,000	$ 900,767
Series A, 5.00%, 12/1/2033	250,000	318,286
Series A, 5.00%, 12/1/2035	1,405,000	1,782,458
Series A, 5.00%, 12/1/2037	1,165,000	1,473,674
Series A, 5.00%, 12/1/2038	1,925,000	2,430,475
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
5.00%, 7/1/2037	1,600,000	2,031,823
5.00%, 7/1/2038	1,710,000	2,122,203
Series A, 4.00%, 6/1/2034	110,000	126,097
Series A, 5.00%, 6/1/2023	510,000	557,197
Series A, 5.00%, 7/1/2023	325,000	356,361
Series A, 5.00%, 6/1/2026	100,000	121,980
Series A, 5.00%, 6/1/2029	250,000	304,134
Series A, 5.00%, 7/1/2030	100,000	125,509
Series A, 5.00%, 6/1/2033	350,000	423,515
Series A, 5.00%, 6/1/2034	245,000	296,064
Series A, 5.00%, 6/1/2037	405,000	487,454
Series A, 5.00%, 6/1/2038	850,000	1,021,231
Series A, 5.00%, 7/1/2038	500,000	620,527
Series A, 5.00%, 7/1/2042	860,000	1,063,396
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 12/1/2038	3,975,000	4,853,540
5.00%, 12/1/2044	500,000	640,710
5.00%, 12/1/2045	3,200,000	4,138,722
Series D, 4.00%, 12/1/2034	215,000	243,816
Series D, 4.00%, 12/1/2036	665,000	752,725
Series D, 4.00%, 12/1/2040	865,000	974,409
Series D, 5.00%, 12/1/2029	100,000	119,268
Series D, 5.00%, 12/1/2030	330,000	393,106
Series D, 5.00%, 12/1/2045	1,300,000	1,520,721
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	118,636
Los Angeles, CA, Unified School District, General Obligation:
3.00%, 7/1/2035	850,000	951,833
3.00%, 7/1/2045	850,000	919,934
4.00%, 7/1/2035	800,000	980,019
4.00%, 7/1/2037	515,000	625,536
5.00%, 7/1/2026	800,000	976,595
Series A, 3.50%, 7/1/2036	160,000	172,877
Series A, 4.00%, 7/1/2021	185,000	185,000
See accompanying notes to financial statements.
19

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/2040	$ 2,035,000	$ 2,240,893
Series A, 5.00%, 7/1/2021	125,000	125,000
Series A, 5.00%, 7/1/2022	965,000	1,011,826
Series A, 5.00%, 7/1/2023	315,000	345,330
Series A, 5.00%, 7/1/2024	3,310,000	3,776,216
Series A, 5.00%, 7/1/2025	4,905,000	5,801,932
Series A, 5.00%, 7/1/2026	265,000	323,497
Series A, 5.00%, 7/1/2027	770,000	967,475
Series A, 5.00%, 7/1/2029	225,000	225,000
Series A, 5.00%, 7/1/2030	4,040,000	5,344,136
Series A, 5.00%, 7/1/2031	5,645,000	7,181,462
Series A, 5.00%, 7/1/2032	460,000	460,000
Series A, 5.00%, 7/1/2040	970,000	1,126,814
Series B, 2.00%, 7/1/2029	1,470,000	1,532,806
Series B, 3.00%, 7/1/2031	520,000	567,029
Series B, 5.00%, 7/1/2028	1,125,000	1,371,472
Series B-1, 5.00%, 7/1/2027	485,000	609,384
Series B-1, 5.00%, 7/1/2029	250,000	316,014
Series B-1, 5.00%, 7/1/2032	300,000	375,958
Series B-1, 5.00%, 7/1/2033	255,000	319,000
Series B-1, 5.00%, 7/1/2034	270,000	337,230
Series B-1, 5.00%, 7/1/2036	1,000,000	1,245,208
Series B-1, 5.00%, 7/1/2037	500,000	621,342
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	291,897
Series B, 5.00%, 6/1/2039	240,000	296,274
Los Angeles, Metropolitan Transportation Authority Revenue:
4.00%, 6/1/2035	4,500,000	5,555,461
4.00%, 6/1/2036	855,000	1,051,804
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	289,655
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	352,102
Metropolitan Water District of Southern California Revenue:
5.00%, 1/1/2039	3,160,000	4,012,787
5.00%, 10/1/2046	3,500,000	4,652,527
Series A, 2.25%, 7/1/2024	845,000	893,926
Series A, 2.50%, 7/1/2025	250,000	270,326
Series A, 5.00%, 7/1/2024	5,000,000	5,709,098
Series A, 5.00%, 7/1/2034	140,000	165,702
Series B, 4.00%, 10/1/2023 (d)	2,390,000	2,594,058
Series B, 4.00%, 10/1/2024 (d)	1,500,000	1,681,530
See accompanying notes to financial statements.
20

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 4.00%, 10/1/2025 (d)	$ 730,000	$ 841,327
Series B, 5.00%, 8/1/2023	660,000	723,548
Series B, 5.00%, 8/1/2024	150,000	171,273
Series C, 5.00%, 7/1/2039	900,000	1,191,982
Series C, 5.00%, 7/1/2040	1,455,000	1,923,879
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation 5.00%, 9/1/2022	160,000	168,391
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	240,000	204,722
Zero Coupon, 8/1/2032	975,000	741,061
0.01%, 8/1/2027	205,000	188,073
0.01%, 8/1/2030	525,000	431,312
Mountain, CA, View Los Altos Union High School District, General Obligation:
3.00%, 8/1/2022	575,000	592,987
Series A, 4.00%, 8/1/2034	1,245,000	1,433,573
Municipal Improvement Corp. of Los Angeles Series B, 5.00%, 11/1/2036	560,000	673,152
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	57,391
Zero Coupon, 8/1/2043	5,000,000	2,395,280
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	6,705,000	7,866,394
Novato Unified School District Series C, 2.38%, 8/1/2045	750,000	760,346
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2023 (c)	100,000	109,769
5.00%, 8/1/2025 (c)	150,000	177,130
Series A, 5.00%, 8/1/2030	175,000	205,835
Series A, 5.00%, 8/1/2031	150,000	176,390
Series A, 5.00%, 8/1/2032	150,000	176,279
Orange County, CA, Sanitation District Wastewater Revenue Series A, 5.00%, 2/1/2030	120,000	143,448
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	159,057
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	770,000	791,876
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	432,819
See accompanying notes to financial statements.
21

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Palomar, CA, Community College District, General Obligation:
5.00%, 5/1/2030	$ 125,000	$ 147,097
Series D, 5.25%, 8/1/2045	655,000	824,264
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	113,648
Series A, 5.00%, 8/1/2029	120,000	136,180
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,923,951
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
3.00%, 8/1/2040	755,000	828,259
Series A, 2.00%, 6/1/2029	175,000	178,597
Series A, 5.00%, 6/1/2036	4,055,000	5,028,434
Series B, 5.00%, 6/1/2033	500,000	631,495
Series B, 5.00%, 6/1/2034	1,915,000	2,416,155
Riverside Unified School District Series B, 3.00%, 8/1/2037	2,800,000	3,047,075
Riverside, CA, Electric Revenue Series A, 5.00%, 10/1/2048	5,250,000	6,602,881
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	663,990
Sacramento Area Flood Control Agency,Special Assessment 5.00%, 10/1/2036	505,000	609,201
Sacramento City, Financing Authority Revenue 5.00%, 12/1/2028	525,000	626,662
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2041	545,000	720,208
Sacramento, CA, Municipal Utility District, Electricity Revenue Series D, 5.00%, 8/15/2023	2,740,000	3,021,642
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series F, 5.00%, 8/15/2024	170,000	195,062
Series H, 4.00%, 8/15/2045	1,600,000	1,920,641
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	221,377
San Bernardino, CA, County:
Series A, 5.00%, 10/1/2023	5,000,000	5,531,436
Series A, 5.00%, 10/1/2026	600,000	736,223
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	732,286
See accompanying notes to financial statements.
22

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 10/15/2027	$ 1,065,000	$ 1,256,088
5.00%, 10/15/2028	255,000	300,432
5.00%, 10/15/2029	250,000	294,272
5.00%, 10/15/2031	345,000	405,071
Series A, 5.00%, 10/15/2044	215,000	249,727
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	227,328
5.00%, 5/15/2027	175,000	205,873
Series A, 5.00%, 5/15/2027	320,000	388,928
Series A, 5.00%, 5/15/2029	185,000	224,352
Series A, 5.00%, 5/15/2033	560,000	676,721
Series A, 5.00%, 5/15/2034	3,020,000	3,646,237
Series A, 5.00%, 5/15/2039	100,000	120,098
Series B, 5.00%, 8/1/2022	330,000	347,449
Series B, 5.00%, 8/1/2029	100,000	121,431
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	527,455
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2027	270,000	327,622
Series A, 5.00%, 4/1/2030	120,000	144,419
Series A, 5.00%, 4/1/2032	145,000	174,205
Series A, 5.00%, 4/1/2033	125,000	150,047
Series A, 5.00%, 4/1/2041	125,000	149,078
San Diego County, CA, Water Authority Revenue:
Series B, 4.00%, 5/1/2033	2,500,000	3,164,779
Series B, 4.00%, 5/1/2034	1,000,000	1,261,849
Series B, 5.00%, 5/1/2030	1,500,000	2,025,793
Series B, 5.00%, 5/1/2031	2,000,000	2,755,382
Series B, 5.00%, 5/1/2032	3,000,000	4,119,645
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	130,450
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	204,324
4.00%, 8/1/2029	400,000	464,739
5.00%, 8/1/2027	160,000	196,264
5.00%, 8/1/2029	235,000	286,544
5.00%, 8/1/2031	160,000	194,557
5.00%, 8/1/2041	190,000	227,669
See accompanying notes to financial statements.
23

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
San Diego, CA, Unified School District, General Obligation:
2.00%, 7/1/2045	$ 1,625,000	$ 1,562,764
Series F, 5.00%, 7/1/2045	150,000	174,507
Series I, Zero Coupon, 7/1/2036	2,865,000	1,740,199
Series I, Zero Coupon, 7/1/2037	405,000	234,572
Series I, Zero Coupon, 7/1/2039	310,000	163,899
Series R-4, 5.00%, 7/1/2024	235,000	268,100
Series R-4, 5.00%, 7/1/2028	250,000	295,060
Series R-5, 5.00%, 7/1/2029	260,000	316,675
Series SENIOR-1, 4.00%, 7/1/2033	100,000	115,112
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 3.00%, 7/1/2044	5,000,000	5,299,600
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 4.00%, 8/1/2035	1,610,000	1,978,417
Series D, 5.00%, 8/1/2029	160,000	189,010
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	625,000
Series A, 5.00%, 10/1/2029	100,000	118,405
Series C, 2.13%, 10/1/2048 (b)	3,000,000	3,095,392
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2024	135,000	155,831
San Francisco, CA, City & County, General Obligation:
3.00%, 4/1/2029	500,000	562,275
4.00%, 4/1/2041	500,000	581,093
Series A, 4.00%, 6/15/2034	1,990,000	2,192,859
Series A, 4.00%, 6/15/2035	1,350,000	1,487,216
Series B, 4.00%, 4/1/2038	530,000	594,385
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	122,770
5.00%, 11/1/2028	170,000	209,103
5.00%, 11/1/2031	500,000	612,359
5.00%, 11/1/2032	100,000	116,364
5.00%, 11/1/2033	680,000	830,416
5.00%, 11/1/2034	335,000	408,514
Series B, 5.00%, 11/1/2041	1,400,000	1,618,396
Series B, 5.00%, 11/1/2042	350,000	404,599
Series B, 5.00%, 11/1/2043	1,070,000	1,236,917
Series C, 4.00%, 11/1/2045	4,975,000	6,017,293
Series D, 5.00%, 11/1/2032	715,000	898,837
See accompanying notes to financial statements.
24

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series D, 5.00%, 11/1/2033	$ 260,000	$ 326,486
Series D, 5.00%, 11/1/2034	330,000	414,122
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,997,491
San Francisco, CA, Unified School District, General Obligation Series F&C, 5.00%, 6/15/2028	100,000	113,415
San Joaquin, CA 4.00%, 11/15/2030 (c)	125,000	147,431
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	140,000	166,008
Series A, 5.00%, 8/1/2027	270,000	319,977
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	219,975
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	130,000	149,414
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,619,437
San Juan, Unified School District, General Obligation:
2.13%, 8/1/2038	1,000,000	1,003,169
2.25%, 8/1/2039	2,000,000	2,018,648
2.38%, 8/1/2040	1,000,000	1,012,121
2.38%, 8/1/2041	2,000,000	2,019,991
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	230,117
5.00%, 8/1/2035	350,000	434,255
5.00%, 8/1/2036	350,000	432,585
San Mateo County, CA, High School District Authority Revenue 2.25%, 9/1/2042	630,000	638,957
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	270,890
Series A, 5.00%, 6/1/2029	130,000	152,945
Series A, 5.00%, 6/1/2030	160,000	188,104
San Mateo Foster, CA, Public Financing Authority:
4.00%, 8/1/2039	1,250,000	1,500,921
4.00%, 8/1/2044	8,000,000	9,498,590
5.00%, 8/1/2036	1,135,000	1,483,333
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.25%, 4/1/2036	4,520,000	4,988,550
Series A, 3.50%, 4/1/2041	600,000	661,651
See accompanying notes to financial statements.
25

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 4.00%, 4/1/2037	$ 750,000	$ 881,073
Series Q, 2.50%, 5/15/2029	140,000	147,383
Series Q, 4.00%, 5/15/2031	1,815,000	2,047,990
Series Q, 4.00%, 5/15/2033	300,000	337,538
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	284,324
Series C, 3.25%, 8/1/2039	150,000	163,399
Series C, 5.00%, 8/1/2030	125,000	156,517
Santa Clara County, Valley Transportation Authority Revenue Series A, 5.00%, 6/1/2024	510,000	580,776
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	250,000	268,970
Santa Clarita Community College District 3.00%, 8/1/2044	800,000	852,189
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2039	2,350,000	2,780,051
Series A, 5.00%, 8/1/2043	1,750,000	2,187,966
Series D, 5.00%, 8/1/2043	1,025,000	1,128,228
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	274,719
5.00%, 7/1/2027	150,000	183,527
Sonoma County Junior College District 3.00%, 8/1/2039	5,000,000	5,481,874
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	302,784
Southern, CA, Public Power Authority Revenue:
Series A, 5.00%, 7/1/2027	130,000	130,000
Series C, 5.00%, 7/1/2027	110,000	127,486
State Center Community College District:
3.00%, 8/1/2037	2,000,000	2,254,288
3.00%, 8/1/2038	1,865,000	2,070,428
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (c)	125,000	131,985
Turlock Irrigation District 5.00%, 1/1/2037	700,000	909,211
University of California, Revenue:
5.00%, 11/1/2033	350,000	402,049
Series A, 3.00%, 11/1/2033	250,000	268,095
Series A, 3.13%, 11/1/2036	225,000	240,652
Series A, 3.20%, 11/1/2037	270,000	289,257
Series A, 4.00%, 11/1/2035	300,000	342,051
See accompanying notes to financial statements.
26

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 4.00%, 11/1/2037	$ 555,000	$ 631,711
Series A, 4.00%, 11/1/2038	1,580,000	1,796,040
Series A, 5.00%, 11/1/2021	150,000	152,424
Series A, 5.00%, 11/1/2022	500,000	532,412
Series A, 5.00%, 11/1/2023	1,000,000	1,111,005
Series A, 5.00%, 11/1/2025	1,140,000	1,363,092
Series A, 5.00%, 11/1/2028	120,000	144,654
Series A, 5.00%, 11/1/2031	205,000	252,958
Series A, 5.00%, 11/1/2032	120,000	142,121
Series A, 5.00%, 11/1/2035	1,450,000	1,823,308
Series A, 5.00%, 11/1/2036	265,000	318,324
Series A, 5.00%, 11/1/2037	5,400,000	7,007,938
Series A, 5.00%, 11/1/2038	165,000	194,796
Series A, 5.00%, 11/1/2041	1,940,000	2,325,268
Series A, 5.00%, 11/1/2043	1,125,000	1,400,490
Series AM, 5.00%, 5/15/2027	200,000	226,804
Series AO, 5.00%, 5/15/2026	110,000	129,638
Series AO, 5.00%, 5/15/2032	100,000	117,347
Series AO, 5.00%, 5/15/2040	110,000	128,205
Series AR, 4.00%, 5/15/2037	570,000	644,768
Series AR, 5.00%, 5/15/2030	580,000	702,752
Series AR, 5.00%, 5/15/2032	120,000	145,076
Series AR, 5.00%, 5/15/2034	500,000	602,882
Series AR, 5.00%, 5/15/2041	495,000	592,127
Series AV, 5.00%, 5/15/2042	2,065,000	2,552,551
Series AY, 4.00%, 5/15/2035	100,000	116,039
Series AY, 5.00%, 5/15/2037	625,000	774,922
Series AZ, 5.00%, 5/15/2043	5,700,000	7,124,060
Series BE, 5.00%, 5/15/2038	5,000,000	6,561,342
Series BE, 5.00%, 5/15/2043	850,000	1,101,914
Series C, 4.00%, 11/1/2045	535,000	641,439
Series I, 4.00%, 5/15/2045	200,000	221,699
Series I, 5.00%, 5/15/2027	145,000	170,641
Series I, 5.00%, 5/15/2030	180,000	211,224
Series I, 5.00%, 5/15/2031	335,000	392,829
Series I, 5.00%, 5/15/2032	145,000	169,909
Series K, 4.00%, 5/15/2036	265,000	302,127
Series K, 4.00%, 5/15/2046	315,000	354,717
Series K, 5.00%, 5/15/2031	460,000	555,633
Series K, 5.00%, 5/15/2033	800,000	963,758
Series M, 5.00%, 5/15/2028	100,000	124,829
See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series M, 5.00%, 5/15/2030	$ 200,000	$ 249,081
Series M, 5.00%, 5/15/2032	295,000	366,570
Series M, 5.00%, 5/15/2036	250,000	309,250
Series M, 5.00%, 5/15/2042	8,780,000	10,824,683
Series O, 4.00%, 5/15/2048	250,000	288,030
Series O, 5.00%, 5/15/2039	2,200,000	2,758,307
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	518,325
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	298,727
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	197,241
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	234,798
Series A, 5.00%, 8/1/2031	295,000	346,378
Series A, 5.00%, 8/1/2035	265,000	310,409
West Valley-Mission Community College District, CA, General Obligation:
4.00%, 8/1/2022	575,000	599,195
Series C, 4.00%, 8/1/2032	5,000,000	5,786,094
Series C, 4.00%, 8/1/2034	3,065,000	3,529,239
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	230,877
		713,698,543
COLORADO — 2.5%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,401,502
Series A, 5.00%, 12/1/2031	485,000	593,361
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	270,000	321,892
Adams County School District No 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	425,009
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	233,152
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,107,250
Series A, 5.00%, 12/1/2026	3,700,000	4,566,474
Series A, 5.50%, 12/1/2027	2,780,000	3,610,630
See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.50%, 12/1/2028	$ 2,525,000	$ 3,368,801
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	150,471
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	166,363
Series C, 5.00%, 12/15/2028	1,800,000	2,219,650
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	1,195,000	1,462,157
Series A, 5.00%, 12/1/2042	245,000	297,128
Series B, 4.00%, 12/1/2027	130,000	153,948
Series B, 5.00%, 12/1/2022	520,000	555,793
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2023	530,000	590,159
Colorado, State:
Series A, 3.00%, 12/15/2036	570,000	635,950
Series A, 4.00%, 12/15/2037	4,800,000	5,677,607
Series A, 4.00%, 12/15/2040	4,500,000	5,516,722
Series A, 5.00%, 12/15/2030	5,000,000	6,403,174
Series A, 5.00%, 12/15/2033	950,000	1,266,900
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	571,838
Colorado, State Building Excellent Schools Today:
Series L, 5.00%, 3/15/2025	150,000	174,846
Series L, 5.00%, 3/15/2027	600,000	743,182
Series M, 5.00%, 3/15/2029	1,000,000	1,262,042
Series M, 5.00%, 3/15/2031	500,000	624,327
Series R, 4.00%, 3/15/2045	6,000,000	7,065,968
Danver, CO, City & County, Revenue:
4.00%, 8/1/2038	2,415,000	2,955,972
4.00%, 8/1/2039	2,745,000	3,351,059
Series A-2, 0.01%, 8/1/2034	1,800,000	1,207,459
Series A-2, 0.01%, 8/1/2035	3,160,000	2,025,417
Series A-2, 0.01%, 8/1/2038	3,000,000	1,671,484
Series A-2, 0.01%, 8/1/2039	3,000,000	1,596,314
Denver, CO, City & County School District No. 1, General Obligation:
4.00%, 12/1/2037	2,450,000	3,032,572
5.00%, 12/1/2029	255,000	313,037
Series A, 5.50%, 12/1/2024	260,000	305,333
See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.50%, 12/1/2028	$ 100,000	$ 129,901
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2022	5,000,000	5,355,022
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	141,395
Jefferson County, School District R-1, General Obligation 4.00%, 12/15/2040	2,300,000	2,811,982
Larimer Weld & Boulder County School District R-2J Thompson:
5.00%, 12/15/2036	1,000,000	1,274,909
5.00%, 12/15/2037	1,000,000	1,271,995
5.00%, 12/15/2038	1,050,000	1,333,078
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	252,655
5.00%, 12/1/2030	160,000	201,366
5.25%, 12/1/2032	100,000	127,361
5.25%, 12/1/2033	250,000	317,692
5.50%, 12/1/2035	160,000	205,981
5.50%, 12/1/2037	500,000	644,208
Metro Wastewater Reclamation District Revenue 2.00%, 4/1/2039	535,000	541,126
Regional, CO, Transportation District 4.00%, 6/1/2040	900,000	983,803
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	1,210,000	1,406,179
Series B, 5.00%, 11/1/2033	500,000	622,622
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	164,472
Series A-2, 3.00%, 6/1/2033	75,000	78,706
Series A-2, 3.25%, 6/1/2037	340,000	358,923
Series A-2, 4.00%, 6/1/2038	505,000	595,002
Series A-2, 4.00%, 6/1/2043	310,000	361,600
Series A-2, 5.00%, 6/1/2023	275,000	300,283
Series B-1, 2.25%, 6/1/2027	2,000,000	2,134,937
Series B-1, 2.50%, 6/1/2028	175,000	187,879
Series B-1, 2.75%, 6/1/2029	320,000	345,524
Series B-1, 4.00%, 6/1/2036	105,000	119,409
Series B-1, 4.00%, 6/1/2038	415,000	470,570
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	123,009
See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Weld County, CO, School District No.6, Greeley, General Obligation 5.00%, 12/1/2036	$ 1,840,000	$ 2,399,406
		92,885,938
CONNECTICUT — 0.9%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2023	1,000,000	1,076,663
Series A, 5.00%, 2/1/2029	2,500,000	3,264,311
Series A, 5.00%, 3/1/2029	50,000	58,166
Series A, 5.00%, 2/1/2039	3,000,000	3,814,332
Series B, 5.00%, 6/1/2026	2,080,000	2,533,780
Connecticut, State General Obligation:
Series B, 4.00%, 6/1/2024	1,375,000	1,522,083
Series B, 4.00%, 6/1/2030	750,000	931,553
Connecticut, State Health & Educational Facility Authority Revenue:
5.00%, 7/1/2029	550,000	723,697
Series 2010-A-, 0.25%, 7/1/2049 (b)	2,680,000	2,672,431
Series 2015-A-REMK 0, 0.38%, 7/1/2035 (b)	4,000,000	4,001,602
Series A-2, 5.00%, 7/1/2042 (b)	800,000	838,902
Series S-RE, 5.00%, 7/1/2027	760,000	955,420
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (c)	430,000	489,015
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2026	600,000	698,688
Series B, 4.00%, 8/1/2036	295,000	332,924
Series B, 5.00%, 8/1/2029	500,000	604,928
State of Connecticut, Special Tax Revenue:
4.00%, 5/1/2037	5,000,000	6,083,831
5.00%, 5/1/2032	3,130,000	4,204,490
		34,806,816
DELAWARE — 0.5%
Delaware, State General Obligation:
2.00%, 1/1/2036	825,000	846,379
3.00%, 3/1/2031	1,035,000	1,140,644
3.00%, 3/1/2032	50,000	54,978
3.13%, 3/1/2033	345,000	380,323
3.25%, 3/1/2035	385,000	426,287
3.25%, 3/1/2037	135,000	148,884
5.00%, 2/1/2026	2,900,000	3,497,258
See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 1/1/2029	$ 2,000,000	$ 2,609,963
5.00%, 2/1/2037	725,000	901,034
Series A, 5.00%, 2/1/2023	550,000	592,256
Series A, 5.00%, 1/1/2025	805,000	935,712
Series A, 5.00%, 2/1/2029	495,000	627,998
Series A, 5.00%, 2/1/2032	300,000	376,141
Series A, 5.00%, 2/1/2036	1,000,000	1,245,358
Delaware, State Transportation Authority System Revenue:
4.00%, 7/1/2040	1,665,000	2,017,369
5.00%, 7/1/2027	320,000	389,754
5.00%, 7/1/2030	1,000,000	1,342,800
		17,533,138
DISTRICT OF COLUMBIA — 1.9%
District of Columbia, General Obligation:
4.00%, 6/1/2033	1,230,000	1,447,008
5.00%, 5/1/2037	1,350,000	1,773,679
5.00%, 10/15/2038	750,000	960,176
Series A, 4.00%, 6/1/2035	225,000	259,559
Series A, 4.00%, 6/1/2037	285,000	332,957
Series A, 4.00%, 6/1/2041	325,000	372,115
Series A, 5.00%, 6/1/2022	390,000	407,418
Series A, 5.00%, 10/15/2022	1,960,000	2,082,859
Series A, 5.00%, 6/1/2030	1,085,000	1,345,812
Series A, 5.00%, 6/1/2032	330,000	408,253
Series A, 5.00%, 6/1/2033	300,000	370,737
Series A, 5.00%, 6/1/2034	225,000	277,935
Series A, 5.00%, 6/1/2035	1,000,000	1,235,246
Series A, 5.00%, 6/1/2037	2,435,000	2,989,132
Series A, 5.00%, 6/1/2038	500,000	581,055
Series A, 5.00%, 6/1/2041	285,000	340,286
Series A, 5.00%, 6/1/2043	5,380,000	6,708,216
Series B, 5.00%, 6/1/2026	985,000	1,200,963
Series D, 4.00%, 6/1/2034	400,000	469,613
Series D, 5.00%, 6/1/2022	320,000	334,292
Series D, 5.00%, 6/1/2023	100,000	109,295
Series D, 5.00%, 6/1/2032	505,000	624,751
Series D, 5.00%, 6/1/2035	1,000,000	1,235,246
Series D, 5.00%, 6/1/2036	3,555,000	4,383,767
Series D, 5.00%, 6/1/2038	1,000,000	1,232,589
Series D, 5.00%, 6/1/2041	500,000	606,388
Series D, 5.00%, 6/1/2042	4,680,000	5,735,598
See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series E, 5.00%, 6/1/2024	$ 900,000	$ 1,023,769
Series E, 5.00%, 6/1/2025	170,000	200,587
Series E, 5.00%, 6/1/2032	145,000	177,655
District of Columbia, Revenue:
2.63%, 3/1/2045	635,000	654,327
4.00%, 3/1/2037	5,000,000	6,009,277
4.00%, 5/1/2045	500,000	595,886
5.00%, 3/1/2027	800,000	992,378
5.00%, 3/1/2029	875,000	1,140,093
5.00%, 3/1/2036	1,275,000	1,653,956
5.00%, 3/1/2039	500,000	651,235
Series B, 5.00%, 10/1/2027	500,000	629,992
Series C, 5.00%, 10/1/2029	780,000	1,028,896
Series C, 5.00%, 10/1/2032	2,000,000	2,615,193
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	193,889
Series A, 5.00%, 10/1/2032	300,000	358,870
Series A, 5.00%, 10/1/2035	675,000	806,762
Series A, 5.00%, 10/1/2036	470,000	561,503
Series A, 5.00%, 10/1/2039	485,000	577,178
Series B, 5.00%, 10/1/2034	290,000	342,705
Series B, 5.00%, 10/1/2043	550,000	683,850
Series B, 5.25%, 10/1/2044	120,000	142,619
Series C, 5.00%, 10/1/2025	110,000	126,627
Series C, 5.00%, 10/1/2030	250,000	286,301
Series C, 5.00%, 10/1/2031	455,000	520,909
Washington Convention & Sports Authority,Revenue Series A, 5.00%, 10/1/2024	500,000	573,126
Washington Metropolitan Area Transit Authority, Revenue:
5.00%, 7/1/2028	535,000	666,578
5.00%, 7/15/2037	500,000	654,894
5.00%, 7/15/2038	500,000	653,440
Series A-1, 5.00%, 7/1/2024	170,000	193,506
Series A-1, 5.00%, 7/1/2026	250,000	303,945
Series A-1, 5.00%, 7/1/2027	565,000	705,750
Series B, 5.00%, 7/1/2024	280,000	318,716
Series B, 5.00%, 7/1/2029	150,000	186,337
Series B, 5.00%, 7/1/2030	350,000	432,779
Series B, 5.00%, 7/1/2033	1,250,000	1,540,297
Series B, 5.00%, 7/1/2035	2,900,000	3,566,544
See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2037	$ 500,000	$ 612,638
		70,207,952
FLORIDA — 3.3%
Broward County, FL, School District, General Obligation 5.00%, 7/1/2042	970,000	1,201,582
Broward County, FL, Water & Sewer Utility Revenue 4.00%, 10/1/2043	750,000	902,017
City of Tampa FL Water & Wastewater System Revenue 4.00%, 10/1/2044	2,400,000	2,930,845
County of Orange FL Water Utility System Revenue 5.00%, 10/1/2037	1,500,000	1,999,446
County of Polk FL Utility System Revenue 4.00%, 10/1/2043	2,900,000	3,498,752
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	253,465
Florida, Department of Transportation Revenue:
3.00%, 7/1/2034	500,000	572,031
3.00%, 7/1/2035	3,040,000	3,469,946
5.00%, 7/1/2032	525,000	666,594
Florida, State Board of Education, General Obligation:
Series B, 5.00%, 6/1/2023	195,000	213,007
Series E, 5.00%, 6/1/2022	100,000	104,466
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	367,184
Series A, 5.00%, 7/1/2024	740,000	844,230
Series A, 5.00%, 7/1/2025	430,000	508,442
Series A, 5.00%, 7/1/2026	245,000	299,218
Series A, 5.00%, 7/1/2027	515,000	647,423
Series A, 5.00%, 7/1/2028	750,000	967,320
Series B, 5.00%, 7/1/2023	485,000	531,595
Series B, 5.00%, 7/1/2025	320,000	378,376
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2021	205,000	205,000
5.00%, 7/1/2026	130,000	148,101
Series A, 5.00%, 7/1/2023	270,000	295,997
Series A, 5.00%, 7/1/2025	105,000	123,925
Series A, 5.00%, 7/1/2026	350,000	413,542
Series A, 5.00%, 7/1/2027	545,000	680,405
Series A, 5.00%, 7/1/2028	275,000	351,665
See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	$ 195,000	$ 214,264
Series A, 5.00%, 8/1/2025	170,000	200,596
Series A, 5.00%, 11/1/2027	1,000,000	1,257,749
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	160,000	189,891
Florida, State General Obligation:
4.00%, 7/1/2036	1,925,000	2,318,436
5.00%, 7/1/2029	500,000	628,111
Series A, 4.00%, 6/1/2037	225,000	266,560
Series A, 4.00%, 6/1/2038	475,000	561,723
Series A, 5.00%, 6/1/2023	635,000	693,636
Series A, 5.00%, 6/1/2024	170,000	193,325
Series A, 5.00%, 6/1/2027	500,000	589,960
Series A, 5.00%, 7/1/2027	125,000	152,800
Series B, 5.00%, 6/1/2022	200,000	208,932
Series B, 5.00%, 6/1/2027	100,000	113,783
Series B, 5.00%, 6/1/2028	2,170,000	2,767,526
Series B, 5.00%, 6/1/2030	135,000	168,246
Series C, 2.63%, 6/1/2037	300,000	315,970
Series C, 4.00%, 6/1/2025	10,000	10,347
Series C, 4.00%, 6/1/2031	2,855,000	3,374,219
Series C, 5.00%, 6/1/2022	825,000	861,846
Series C, 5.00%, 6/1/2025	60,000	68,270
Series C, 5.00%, 6/1/2026	175,000	199,121
Series C, 5.00%, 6/1/2027	500,000	609,626
Series C, 5.00%, 6/1/2031	2,000,000	2,623,469
Series D, 3.00%, 6/1/2038	830,000	942,700
Series E, 2.38%, 6/1/2031	295,000	311,512
Series E, 5.00%, 6/1/2024	225,000	255,872
Series F, 5.00%, 6/1/2024	110,000	125,093
Series F, 5.00%, 6/1/2027	135,000	164,599
Series F, 5.00%, 6/1/2029	125,000	151,660
Florida's Turnpike Enterprise Revenue:
Series B, 2.00%, 7/1/2044	565,000	555,053
Series B, 3.00%, 7/1/2043	725,000	796,334
Series B, 5.00%, 7/1/2024	225,000	256,691
Series C, 5.00%, 7/1/2030	300,000	363,580
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	368,969
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	121,613
See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2024	$ 125,000	$ 143,588
Series A, 5.00%, 10/1/2027	2,820,000	3,553,156
Series A, 5.00%, 10/1/2031	790,000	984,020
Series A, 5.00%, 10/1/2032	270,000	335,802
Series A, 5.00%, 10/1/2034	250,000	310,530
Series A, 5.00%, 10/1/2035	500,000	620,281
Series A, 5.00%, 10/1/2036	500,000	619,741
Series A, 5.00%, 10/1/2037	500,000	618,527
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	351,207
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	309,017
Series A, 5.00%, 10/1/2026	2,500,000	3,054,562
Series A, 5.00%, 10/1/2030	270,000	329,581
Series A, 5.00%, 10/1/2033	1,035,000	1,349,548
Series B, 5.00%, 10/1/2024	580,000	666,043
Series B, 5.00%, 10/1/2025	245,000	291,113
Series B, 5.00%, 10/1/2027	1,330,000	1,667,467
Series B, 5.00%, 10/1/2028	500,000	614,391
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	281,829
3.25%, 10/1/2032	795,000	852,713
5.00%, 10/1/2027	395,000	468,797
5.00%, 10/1/2029	685,000	810,757
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2035	385,000	451,735
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	71,930
Series B, 5.00%, 10/1/2029	215,000	269,837
Series B, 5.00%, 10/1/2030	125,000	156,237
Series III B, 3.38%, 10/1/2034	150,000	152,948
Series III B, 5.00%, 10/1/2026	265,000	319,982
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	102,083
Series A, 3.25%, 10/1/2036	250,000	255,127
Series A, 3.38%, 10/1/2037	535,000	546,557
Series A, 3.38%, 10/1/2041	615,000	625,570
Series A, 4.00%, 10/1/2039	425,000	486,288
Series A, 5.00%, 10/1/2026	360,000	406,542
Series A, 5.00%, 10/1/2028	185,000	234,166
Series A, 5.00%, 10/1/2029	295,000	370,242
See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	$ 610,000	$ 663,033
5.00%, 10/1/2025	125,000	148,643
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	895,827
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	536,129
Miami-Dade County, FL, General Obligation:
2.38%, 7/1/2040	955,000	971,776
4.00%, 7/1/2044	655,000	782,794
5.00%, 7/1/2029	130,000	153,205
5.00%, 7/1/2034	500,000	602,960
5.00%, 7/1/2043	2,000,000	2,546,407
Series A, 5.00%, 7/1/2023	200,000	219,088
Series A, 5.00%, 7/1/2028	950,000	1,154,467
Series A, 5.00%, 7/1/2029	210,000	255,314
Series A, 5.00%, 7/1/2035	525,000	631,965
Series B, 4.00%, 7/1/2035	100,000	110,031
Series B, 5.00%, 7/1/2029	405,000	460,088
Series D, 5.00%, 7/1/2034	515,000	621,049
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	246,545
Series B, 5.00%, 4/1/2025	890,000	1,038,267
Series B, 5.00%, 4/1/2027	305,000	368,654
Series B, 5.00%, 4/1/2028	565,000	681,147
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	293,438
5.00%, 3/15/2030	250,000	307,254
5.00%, 3/15/2036	505,000	600,482
5.00%, 3/15/2041	115,000	135,291
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	165,106
3.00%, 7/1/2038	585,000	628,640
3.13%, 7/1/2029	130,000	143,109
4.00%, 7/1/2038	2,155,000	2,419,359
4.00%, 7/1/2046	3,000,000	3,579,510
Miami-Dade County, FL, Water & Sewer System Revenue:
4.00%, 10/1/2049	5,000,000	5,892,133
Series A, 4.00%, 10/1/2044	500,000	572,442
Series B, 3.13%, 10/1/2039	500,000	547,728
Series B, 5.00%, 10/1/2029	1,500,000	1,883,627
See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Orange County, FL, School Board:
Series C, 3.38%, 8/1/2034	$ 420,000	$ 462,060
Series C, 5.00%, 8/1/2028	500,000	587,773
Series C, 5.00%, 8/1/2029	500,000	586,669
Series C, 5.00%, 8/1/2033	450,000	541,446
Series C, 5.00%, 8/1/2034	175,000	210,177
Series D, 5.00%, 8/1/2029	310,000	363,735
Series D, 5.00%, 8/1/2031	450,000	527,804
Series D, 5.00%, 8/1/2032	110,000	128,922
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2028	675,000	861,572
5.00%, 10/1/2030	280,000	368,846
Orlando County, FL, Capital Improvement Special Revenue 5.00%, 10/1/2043	500,000	621,291
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2032	65,000	75,697
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	182,649
Series A, 5.00%, 8/1/2027	1,140,000	1,427,087
Series A, 5.00%, 8/1/2039	5,440,000	7,234,560
Series B, 5.00%, 8/1/2023	115,000	126,310
Series B, 5.00%, 8/1/2028	500,000	639,826
Series C, 5.00%, 8/1/2029	250,000	317,849
Series D, 5.00%, 8/1/2028	100,000	117,953
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	471,580
5.00%, 5/1/2038	450,000	534,895
Polk County School District General Obligation 5.00%, 10/1/2029	545,000	716,384
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	436,097
3.00%, 7/1/2041	510,000	539,586
3.25%, 7/1/2045	125,000	132,601
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	581,286
Series A, 4.00%, 6/1/2035	375,000	428,420
Series A, 5.00%, 6/1/2033	500,000	615,304
Series A, 5.00%, 6/1/2036	500,000	613,226
Series A, 5.00%, 6/1/2037	450,000	550,584
South Florida Water Management District:
3.00%, 10/1/2031	315,000	336,981
5.00%, 10/1/2027	165,000	198,147
See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 10/1/2031	$ 175,000	$ 208,350
5.00%, 10/1/2032	300,000	356,863
5.00%, 10/1/2035	105,000	124,419
5.00%, 10/1/2036	370,000	437,672
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	257,828
5.00%, 10/1/2032	195,000	230,890
5.00%, 10/1/2036	100,000	117,806
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	257,749
5.00%, 10/1/2036	600,000	684,615
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2036	125,000	151,291
Tohopekaliga, FL, Water Authority Utility System Revenue:
3.00%, 10/1/2030	500,000	546,700
4.00%, 10/1/2034	110,000	127,358
5.00%, 10/1/2023	125,000	138,465
		123,691,401
GEORGIA — 1.8%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	150,813
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	246,478
5.00%, 7/1/2036	660,000	846,553
Series A, 5.00%, 11/1/2034	425,000	531,258
Series A, 5.00%, 11/1/2037	5,000,000	6,221,347
Series B, 3.50%, 11/1/2043	225,000	250,206
Series B, 5.00%, 11/1/2028	560,000	704,453
Series B, 5.00%, 11/1/2033	3,000,000	3,756,641
Series C, 4.00%, 11/1/2038	3,140,000	3,687,667
Series F-SUB, 5.00%, 7/1/2023	5,000,000	5,476,142
City of Atlanta GA Airport Passenger Facility Charge Series F-SUB, 5.00%, 7/1/2022	600,000	628,805
Georgia, State General Obligation:
5.00%, 2/1/2025	6,470,000	7,548,003
5.00%, 8/1/2028	555,000	718,137
5.00%, 2/1/2030	800,000	958,762
Series A, 4.00%, 2/1/2031	100,000	113,980
Series A, 5.00%, 7/1/2026	525,000	642,053
Series A, 5.00%, 2/1/2027	1,640,000	1,970,748
See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2028	$ 900,000	$ 1,162,203
Series A, 5.00%, 7/1/2031	165,000	210,734
Series A-1, 5.00%, 2/1/2026	215,000	259,497
Series A-2, 5.00%, 2/1/2025	250,000	280,206
Series A-2, 5.00%, 2/1/2031	505,000	624,286
Series A-2, 5.00%, 2/1/2033	1,850,000	2,283,079
Series C, 5.00%, 7/1/2025	4,000,000	4,734,942
Series C, 5.00%, 7/1/2030	510,000	637,371
Series C-1, 4.00%, 1/1/2025	300,000	338,513
Series C-1, 4.00%, 7/1/2025	1,805,000	2,065,082
Series E, 5.00%, 12/1/2025	360,000	432,678
Series F, 5.00%, 1/1/2024	545,000	610,156
Series F, 5.00%, 1/1/2027	1,005,000	1,247,018
Series F, 5.00%, 1/1/2028	4,000,000	4,937,200
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	163,299
Series B, 4.00%, 10/1/2038	315,000	362,550
Series B, 4.00%, 9/1/2039	4,905,000	5,957,055
Series B, 5.00%, 10/1/2038	2,600,000	3,152,812
Gwinnett County School District 4.00%, 2/1/2036	4,000,000	5,005,990
		68,916,717
HAWAII — 1.1%
Hawaii, State General Obligation:
5.00%, 1/1/2023	700,000	750,875
5.00%, 10/1/2030	660,000	828,126
5.00%, 1/1/2037	1,500,000	1,900,485
Series EO, 5.00%, 8/1/2026	185,000	210,920
Series EY, 5.00%, 10/1/2026	640,000	762,543
Series EY, 5.00%, 10/1/2027	675,000	802,047
Series FB, 4.00%, 4/1/2029	495,000	568,647
Series FE, 5.00%, 10/1/2024	260,000	299,118
Series FG, 4.00%, 10/1/2032	300,000	349,234
Series FG, 5.00%, 10/1/2029	395,000	482,393
Series FH, 4.00%, 10/1/2031	285,000	332,210
Series FH, 5.00%, 10/1/2022	5,360,000	5,685,939
Series FH, 5.00%, 10/1/2023	2,050,000	2,269,847
Series FH, 5.00%, 10/1/2027	370,000	454,434
Series FK, 4.00%, 5/1/2023	110,000	117,734
Series FK, 5.00%, 5/1/2034	480,000	589,635
Series FN, 5.00%, 10/1/2022	300,000	318,243
See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series FN, 5.00%, 10/1/2025	$ 335,000	$ 398,987
Series FT, 4.00%, 1/1/2037	100,000	116,045
Series FT, 5.00%, 1/1/2027	115,000	142,061
Series FT, 5.00%, 1/1/2029	1,500,000	1,900,198
Series FT, 5.00%, 1/1/2031	1,145,000	1,434,510
Series FT, 5.00%, 1/1/2036	250,000	309,709
Series FW, 5.00%, 1/1/2023	1,500,000	1,609,018
Hawaii, State Highway Revenue:
5.00%, 1/1/2036	500,000	665,225
Series B, 5.00%, 1/1/2025	200,000	232,171
Series B, 5.00%, 1/1/2027	215,000	261,748
Series B, 5.00%, 1/1/2029	265,000	320,872
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	74,151
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	352,946
Series A, 5.00%, 7/1/2035	500,000	620,635
Series A, 5.00%, 7/1/2036	255,000	305,157
Series A, 5.00%, 7/1/2037	2,115,000	2,614,831
Series B, 4.00%, 7/1/2032	560,000	643,769
Series B, 4.00%, 7/1/2033	1,810,000	2,076,842
Series B, 5.00%, 7/1/2021	60,000	60,000
Series B, 5.00%, 7/1/2022	100,000	104,873
Series B, 5.00%, 7/1/2024	170,000	193,780
Honolulu, HI, City & County, General Obligation:
5.00%, 3/1/2031	500,000	660,519
5.00%, 7/1/2035	915,000	1,202,751
5.00%, 7/1/2038	3,000,000	3,913,982
Series A, 5.00%, 10/1/2028	150,000	177,816
Series A, 5.00%, 10/1/2032	185,000	219,049
Series A, 5.00%, 9/1/2034	1,750,000	2,209,076
Series B, 5.00%, 10/1/2029	530,000	628,282
Series B, 5.00%, 10/1/2030	210,000	248,942
Series C, 3.00%, 8/1/2040	1,000,000	1,082,877
Series D, 5.00%, 9/1/2023	320,000	353,329
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	637,177
		42,493,758
See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
IDAHO — 0.0% (a)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	$ 80,000	$ 98,413
5.00%, 8/1/2030	250,000	306,423
		404,836
ILLINOIS — 1.7%
Champaign County Community Unit School District No 4 Champaign 5.00%, 1/1/2027	730,000	876,537
Chicago, IL, Waterworks Revenue, General Obligation 5.25%, 11/1/2031 (c)	250,000	315,097
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	785,970
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	682,675
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	290,790
4.00%, 1/1/2025	350,000	394,279
4.00%, 7/1/2025	385,000	439,650
4.00%, 12/1/2035	620,000	751,270
4.00%, 7/1/2038	2,250,000	2,686,160
5.00%, 1/1/2022	170,000	174,107
5.00%, 1/1/2023	1,020,000	1,093,812
5.00%, 7/1/2023	165,000	180,852
5.00%, 1/1/2024	455,000	508,790
5.00%, 7/1/2024	1,720,000	1,961,153
5.00%, 7/1/2025	150,000	177,232
5.00%, 7/1/2026	390,000	475,228
5.00%, 1/1/2027	1,660,000	2,043,151
5.00%, 7/1/2027	1,065,000	1,324,577
5.00%, 1/1/2028	250,000	309,032
5.00%, 7/1/2028	125,000	150,339
5.00%, 7/1/2029	165,000	198,203
5.00%, 1/1/2030	350,000	419,394
5.00%, 7/1/2031	2,000,000	2,605,650
5.00%, 7/1/2032	2,745,000	3,567,398
5.00%, 7/1/2033	1,120,000	1,406,514
5.00%, 7/1/2034	2,575,000	3,323,952
5.00%, 7/1/2036	1,975,000	2,531,970
See accompanying notes to financial statements.
42

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 7/1/2039	$ 1,110,000	$ 1,418,334
Illinois, State Sales Tax Revenue Series C, 5.00%, 6/15/2022	205,000	213,526
Illinois, State Toll Highway Authority Revenue:
4.00%, 1/1/2039	1,250,000	1,459,301
5.00%, 1/1/2042	1,050,000	1,277,749
5.00%, 1/1/2044	3,100,000	3,894,372
Series A, 4.00%, 12/1/2031	2,210,000	2,508,316
Series A, 5.00%, 12/1/2032	60,000	71,278
Series A, 5.00%, 1/1/2035	480,000	595,112
Series B, 5.00%, 1/1/2036	1,060,000	1,256,708
Series B, 5.00%, 1/1/2037	445,000	501,734
Series B, 5.00%, 1/1/2040	835,000	980,216
Series C, 5.00%, 1/1/2028	315,000	363,172
Series C, 5.00%, 1/1/2036	215,000	246,268
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	428,469
Series D, 5.00%, 1/1/2032	410,000	455,966
Series D, 5.00%, 1/1/2035	485,000	538,348
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation 5.00%, 1/1/2027	300,000	348,030
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	576,023
McHenry County Conservation District, Genral Obligation 5.00%, 2/1/2025	175,000	202,799
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	543,460
Series A, 5.00%, 12/1/2028	350,000	432,384
Series A, 5.00%, 12/1/2030	1,100,000	1,351,668
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,507,210
Series A, 5.00%, 1/1/2029	1,825,000	2,308,997
Series A, 5.00%, 1/1/2030	5,075,000	6,507,861
Series A, 5.00%, 1/1/2035	725,000	889,195
Series A, 5.00%, 1/1/2036	500,000	611,709
Series A, 5.00%, 1/1/2037	900,000	1,152,312
Series A, 5.00%, 1/1/2038	1,015,000	1,237,194
See accompanying notes to financial statements.
43

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
University of Illinois Revenue Series A, 4.00%, 4/1/2035	$ 250,000	$ 281,805
		64,833,298
INDIANA — 0.5%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,795,077
Indiana, Finance Authority Revenue:
4.00%, 8/1/2041	300,000	351,784
5.00%, 2/1/2027	110,000	134,883
Series A, 5.00%, 6/1/2028	145,000	184,008
Series A, 5.00%, 6/1/2035	145,000	181,092
Series C, 5.00%, 12/1/2023	145,000	161,677
Series C, 5.00%, 12/1/2024	380,000	440,096
Series C, 5.00%, 12/1/2025	385,000	461,415
Series C, 5.00%, 6/1/2027	225,000	277,856
Series C, 5.00%, 6/1/2028	270,000	332,818
Series C, 5.00%, 2/1/2029	795,000	1,013,283
Series C, 5.00%, 2/1/2030	2,310,000	2,935,634
Indiana, University Revenue:
Series A, 5.00%, 6/1/2023	100,000	109,194
Series A, 5.00%, 6/1/2041	2,510,000	2,992,913
Series W-2, 5.00%, 8/1/2026	340,000	388,764
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,271,735
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
4.00%, 1/1/2037	670,000	773,901
Series A, 4.00%, 2/1/2038	500,000	591,349
Series A, 5.00%, 2/1/2030	500,000	647,726
Series A, 5.00%, 2/1/2044	2,010,000	2,514,431
Purdue University Authority Revenue Series EE, 5.00%, 7/1/2035	500,000	661,726
		20,221,362
IOWA — 0.4%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	110,099
5.00%, 8/1/2024	625,000	715,887
5.00%, 8/1/2028	520,000	655,620
5.00%, 8/1/2037	350,000	434,088
5.00%, 8/1/2039	3,495,000	4,682,793
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	485,110
See accompanying notes to financial statements.
44

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Iowa, State General Obligation Series A, 5.00%, 6/1/2034	$ 5,000,000	$ 6,579,260
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	109,335
Series A, 5.00%, 6/1/2028	100,000	121,042
		13,893,234
KANSAS — 0.4%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	441,358
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	1,200,000	1,374,026
Series B, 4.00%, 9/1/2036	575,000	657,496
Johnson County KS General Obligation Series A, 5.00%, 9/1/2029	550,000	693,322
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	483,051
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	200,000	220,601
Kansas, Development Finance Authority Revenue 5.00%, 5/1/2023	1,790,000	1,947,526
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2026	490,000	581,895
5.00%, 9/1/2027	390,000	461,793
5.00%, 9/1/2030	660,000	779,984
5.00%, 9/1/2034	270,000	318,396
Series A, 3.00%, 9/1/2024	150,000	162,114
Series A, 5.00%, 9/1/2021	265,000	267,114
Series A, 5.00%, 9/1/2026	1,700,000	2,077,956
Series A, 5.00%, 9/1/2029	290,000	331,045
Series A, 5.00%, 9/1/2035	1,280,000	1,583,327
Series A, 5.00%, 9/1/2037	275,000	338,795
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	117,373
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	2,575,000	2,925,106
		15,762,278
See accompanying notes to financial statements.
45

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
KENTUCKY — 0.1%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	$ 100,000	$ 113,410
Series A, 5.00%, 7/1/2025	160,000	187,726
Series B, 5.00%, 7/1/2021	195,000	195,000
Series B, 5.00%, 7/1/2024	125,000	141,762
Series B, 5.00%, 7/1/2025	230,000	269,856
Series B, 5.00%, 7/1/2026	120,000	144,841
Louisville and Jefferson County Metropolitan Sewer District 2.25%, 5/15/2043	700,000	702,656
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	384,873
Series A, 3.25%, 4/1/2039	255,000	271,511
Series A, 5.00%, 10/1/2026	150,000	180,544
		2,592,179
LOUISIANA — 0.7%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 4.00%, 2/1/2038	630,000	751,082
Series A, 4.00%, 2/1/2039	2,000,000	2,379,479
Series A, 4.00%, 2/1/2040	1,355,000	1,609,767
Series A, 4.00%, 2/1/2045	1,485,000	1,735,411
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (c)	305,000	355,045
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 4.00%, 10/1/2041 (c)	100,000	113,439
Louisiana, State Gas & Fuels Tax Revenue:
Series B, 5.00%, 5/1/2023	265,000	288,372
Series B, 5.00%, 5/1/2025	635,000	744,803
Series B, 5.00%, 5/1/2026	100,000	120,916
Series C, 5.00%, 5/1/2027	500,000	623,082
Series C, 5.00%, 5/1/2028	250,000	315,513
Series C, 5.00%, 5/1/2030	405,000	507,867
Series C, 5.00%, 5/1/2037	325,000	401,915
Louisiana, State General Obligation:
5.00%, 10/1/2026	875,000	1,073,150
5.00%, 9/1/2027	560,000	704,071
5.00%, 9/1/2030	5,365,000	6,872,661
5.00%, 3/1/2033	750,000	987,675
5.00%, 3/1/2034	750,000	984,147
5.00%, 3/1/2037	500,000	651,247
See accompanying notes to financial statements.
46

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2035	$ 740,000	$ 947,113
Series A, 5.00%, 3/1/2036	680,000	867,988
Series B, 4.00%, 10/1/2034	285,000	334,519
Series B, 4.00%, 10/1/2035	230,000	269,768
Series B, 4.00%, 10/1/2036	250,000	292,966
Series B, 5.00%, 8/1/2027	280,000	341,011
Series C, 5.00%, 8/1/2023	210,000	230,931
Series D, 5.00%, 9/1/2029	390,000	474,098
Series D-1, 5.00%, 12/1/2028	350,000	403,490
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	70,000	79,620
		25,461,146
MAINE — 0.2%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2027	130,000	149,498
Maine, State General Obligation:
5.00%, 6/1/2027	700,000	874,748
Series D, 5.00%, 6/1/2026	110,000	133,700
Series D, 5.00%, 6/1/2028	3,435,000	4,402,704
Maine, State Turnpike Authority Revenue Series C, 5.00%, 11/1/2037	155,000	191,789
		5,752,439
MARYLAND — 3.9%
Baltimore, MD, General Obligation:
4.00%, 3/1/2033	1,460,000	1,799,887
4.00%, 3/1/2034	565,000	684,836
4.00%, 3/1/2035	1,000,000	1,211,684
5.00%, 3/1/2025	1,050,000	1,228,162
5.00%, 3/1/2026	775,000	937,105
5.00%, 3/1/2031	850,000	1,128,662
Baltimore, MD, Revenue:
5.00%, 3/1/2028	200,000	254,500
Series A, 4.00%, 7/1/2044	2,680,000	3,156,955
Series A, 5.00%, 7/1/2046	230,000	280,082
Series B, 4.00%, 7/1/2035	330,000	377,365
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,441,380
Series B, 5.00%, 10/15/2024	250,000	288,108
Series B, 5.00%, 10/15/2027	500,000	632,372
See accompanying notes to financial statements.
47

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Harford County, MD, General Obligation Series B, 5.00%, 7/1/2026	$ 500,000	$ 610,925
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2031	4,000,000	5,042,218
Series D, 5.00%, 2/15/2026	520,000	627,859
Series D, 5.00%, 2/15/2029	1,970,000	2,500,143
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	209,902
5.00%, 5/1/2027	1,020,000	1,261,219
5.00%, 5/1/2031	4,925,000	6,195,185
5.00%, 5/1/2034	2,000,000	2,505,587
5.00%, 5/1/2037	1,920,000	2,391,776
5.00%, 5/1/2038	200,000	248,709
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2025	445,000	510,002
4.00%, 12/15/2025	290,000	316,669
4.00%, 11/1/2027	850,000	952,813
4.00%, 5/1/2028	1,225,000	1,377,367
4.00%, 11/1/2029	1,265,000	1,417,561
5.00%, 12/15/2023	175,000	195,478
5.00%, 2/1/2024	345,000	370,967
5.00%, 11/1/2024	7,195,000	8,312,976
5.00%, 11/1/2026	105,000	121,236
5.00%, 5/1/2027	1,435,000	1,673,994
5.00%, 10/1/2033	520,000	697,838
Maryland, State General Obligation:
4.00%, 6/1/2027	1,060,000	1,172,218
4.00%, 6/1/2028	1,245,000	1,371,925
4.00%, 6/1/2030	100,000	109,847
5.00%, 6/1/2024	605,000	688,580
5.00%, 3/15/2025	705,000	825,749
5.00%, 3/15/2026	1,060,000	1,283,293
5.00%, 8/1/2026	4,745,000	5,812,417
5.00%, 3/15/2027	1,130,000	1,408,249
5.00%, 3/1/2028	2,000,000	2,556,944
5.00%, 3/15/2028	1,750,000	2,209,805
5.00%, 3/15/2029	850,000	1,113,599
5.00%, 3/15/2030	500,000	632,519
5.00%, 3/15/2031	1,060,000	1,337,622
5.00%, 8/1/2031	825,000	1,051,559
5.00%, 8/1/2032	560,000	751,503
5.00%, 8/1/2035	950,000	1,263,535
See accompanying notes to financial statements.
48

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 4.00%, 3/15/2030	$ 1,760,000	$ 2,077,189
Series A, 5.00%, 3/15/2022	100,000	103,442
Series A, 5.00%, 3/15/2023	8,050,000	8,716,982
Series A, 5.00%, 8/1/2023	260,000	286,144
Series A, 5.00%, 8/1/2024	275,000	314,990
Series A, 5.00%, 3/1/2025	210,000	226,882
Series A, 5.00%, 3/15/2025	315,000	368,952
Series A, 5.00%, 8/1/2025	360,000	427,199
Series A, 5.00%, 3/1/2026	225,000	243,088
Series A, 5.00%, 8/1/2026	510,000	624,728
Series A, 5.00%, 8/1/2027	4,915,000	6,189,382
Series A, 5.00%, 8/1/2028	500,000	645,773
Series A, 5.00%, 8/1/2029	2,000,000	2,641,808
Series A, 5.00%, 8/1/2031	9,000,000	11,782,635
Series A GROUP 2, 4.00%, 3/15/2035	3,260,000	4,008,624
Series B, 4.00%, 8/1/2025	180,000	206,319
Series B, 5.00%, 8/1/2022	550,000	579,081
Series B, 5.00%, 8/1/2024	1,650,000	1,889,942
Series B, 5.00%, 8/1/2025	500,000	593,331
Series B, 5.00%, 8/1/2026	2,030,000	2,486,661
Series B, 5.00%, 8/1/2027	680,000	856,313
Series GRO, 5.00%, 3/15/2029	675,000	884,329
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	104,873
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	165,713
Montgomery, MD, State General Obligation:
3.00%, 11/1/2034	500,000	564,599
Series A, 3.00%, 8/1/2032	900,000	1,043,760
Series B, 4.00%, 12/1/2025	355,000	385,553
Series B, 5.00%, 6/1/2023	500,000	546,373
Series B, 5.00%, 12/1/2024	105,000	117,004
Series C, 4.00%, 10/1/2030	410,000	488,139
Prince George's County, MD, General Obligation:
Series A, 5.00%, 7/1/2023	500,000	548,459
Series A, 5.00%, 7/1/2024	1,015,000	1,158,947
Series A, 5.00%, 7/15/2025	675,000	799,783
Series A, 5.00%, 7/15/2028	7,000,000	9,031,142
Series B, 5.00%, 9/15/2029	525,000	695,277
See accompanying notes to financial statements.
49

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.00%, 12/1/2044	$ 2,380,000	$ 2,333,158
2.65%, 6/1/2026	500,000	527,777
3.00%, 6/1/2027	800,000	906,642
3.00%, 6/15/2034	285,000	312,379
4.00%, 6/1/2036	2,295,000	2,750,154
5.00%, 6/15/2022	500,000	523,231
5.00%, 6/15/2024	200,000	227,971
		143,935,614
MASSACHUSETTS — 4.3%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2023	810,000	875,746
Series A, 5.00%, 5/1/2023	3,000,000	3,265,169
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2025	750,000	851,629
Series A, 5.00%, 6/15/2026	525,000	616,571
Commonwealth of Massachusetts Transportation Fund Revenue:
5.00%, 6/1/2035	590,000	667,633
Series A, 5.00%, 6/1/2024	120,000	136,427
Series A, 5.00%, 6/1/2027	160,000	181,403
Series A, 5.00%, 6/1/2032	275,000	311,442
Series A, 5.00%, 6/1/2034	865,000	979,088
Series A, 5.00%, 6/1/2040	2,380,000	2,778,521
Series A, 5.00%, 6/1/2043	105,000	131,251
Series A, 5.25%, 6/1/2043	3,000,000	3,812,908
Massachusetts, Bay Transportation Authority, Revenue:
5.00%, 7/1/2036	1,500,000	1,895,064
Series A, Zero Coupon, 7/1/2029	2,500,000	2,196,551
Series A, Zero Coupon, 7/1/2032	7,000,000	5,554,329
Series A, 2.00%, 7/1/2028	140,000	146,859
Series A, 5.00%, 7/1/2041	640,000	788,172
Series A, 5.00%, 7/1/2042	2,295,000	2,819,736
Series A-1, 4.00%, 7/1/2039	550,000	679,656
Series B, 5.00%, 7/1/2026	250,000	294,365
Series B, 5.00%, 7/1/2030	145,000	169,751
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2031	250,000	298,759
Series 20, 5.00%, 2/1/2030	905,000	1,049,654
Series 20, 5.00%, 2/1/2042	50,000	57,829
See accompanying notes to financial statements.
50

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	$ 1,200,000	$ 1,353,018
Series A, 4.00%, 5/1/2029	1,975,000	2,208,230
Series A, 5.00%, 5/1/2037	250,000	293,671
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	161,142
5.00%, 10/1/2033 (b)	500,000	551,714
Series A, 4.00%, 7/15/2036	575,000	667,137
Series A, 5.00%, 7/15/2022	700,000	735,504
Series A, 5.00%, 7/15/2027	100,000	122,242
Series A, 5.00%, 7/15/2028	115,000	139,826
Series A, 5.00%, 7/15/2030	140,000	170,065
Series A, 5.00%, 10/15/2030	3,940,000	5,358,266
Series A, 5.00%, 7/15/2033	1,135,000	1,377,212
Series A, 5.00%, 7/15/2040	1,000,000	1,489,335
Series T, 4.00%, 7/1/2042	100,000	114,253
Massachusetts, State General Obligation:
2.50%, 3/1/2043	500,000	510,574
3.00%, 7/1/2039	3,115,000	3,471,497
5.00%, 7/1/2027	600,000	753,475
5.00%, 9/1/2029	500,000	659,789
5.00%, 11/1/2040	510,000	639,129
5.00%, 1/1/2045	1,150,000	1,416,987
5.00%, 7/1/2045	1,675,000	2,152,650
5.25%, 1/1/2044	800,000	1,028,538
Series A, 3.00%, 3/1/2035	3,645,000	4,173,625
Series A, 5.00%, 1/1/2024	3,675,000	4,112,397
Series A, 5.00%, 7/1/2029	4,250,000	5,155,579
Series A, 5.00%, 3/1/2032	1,215,000	1,364,063
Series A, 5.00%, 4/1/2034	100,000	123,805
Series A, 5.00%, 3/1/2036	1,130,000	1,264,975
Series A, 5.00%, 4/1/2036	190,000	234,956
Series A, 5.00%, 1/1/2037	100,000	124,410
Series A, 5.00%, 3/1/2037	110,000	123,060
Series A, 5.00%, 4/1/2037	150,000	185,154
Series A, 5.00%, 3/1/2038	100,000	111,874
Series A, 5.00%, 1/1/2042	135,000	166,635
Series A, 5.00%, 4/1/2042	250,000	308,142
Series A, 5.00%, 1/1/2044	3,000,000	3,698,495
Series B, 4.00%, 7/1/2026	100,000	117,148
Series B, 5.00%, 7/1/2023	800,000	876,858
See accompanying notes to financial statements.
51

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2024	$ 900,000	$ 1,027,056
Series B, 5.00%, 7/1/2025	1,120,000	1,324,314
Series B, 5.00%, 7/1/2027	115,000	144,416
Series B, 5.00%, 7/1/2028	830,000	1,069,193
Series B, 5.00%, 7/1/2030	250,000	334,684
Series B, 5.00%, 7/1/2033	1,045,000	1,262,400
Series B, 5.00%, 7/1/2036	100,000	120,853
Series B, 5.00%, 4/1/2037	3,850,000	4,752,281
Series C, 5.00%, 10/1/2026	1,170,000	1,439,036
Series C, 5.00%, 10/1/2027	350,000	442,460
Series D, 3.00%, 11/1/2038	750,000	840,903
Series D, 3.00%, 11/1/2041	2,200,000	2,431,460
Series D, 3.00%, 11/1/2042	1,975,000	2,171,364
Series D, 3.13%, 9/1/2034	180,000	193,108
Series D, 4.00%, 11/1/2036	900,000	1,112,716
Series D, 4.00%, 11/1/2037	5,000,000	6,159,259
Series D, 4.00%, 11/1/2041	650,000	786,486
Series D, 5.00%, 7/1/2023	605,000	663,124
Series D, 5.00%, 7/1/2027	250,000	313,948
Series E, 3.00%, 12/1/2023	2,000,000	2,134,277
Series E, 3.00%, 11/1/2035	5,495,000	6,026,259
Series E, 3.00%, 4/1/2044	180,000	190,024
Series E, 4.00%, 9/1/2039	2,750,000	3,106,345
Series E, 4.00%, 9/1/2041	3,000,000	3,384,259
Series E, 4.00%, 4/1/2042	1,980,000	2,210,657
Series E, 5.00%, 9/1/2027	965,000	1,217,249
Series E, 5.00%, 11/1/2027	105,000	133,027
Series E, 5.00%, 9/1/2029	380,000	401,212
Series H, 5.00%, 12/1/2022	195,000	208,394
Series I, 5.00%, 12/1/2034	395,000	483,755
Series J, 4.00%, 12/1/2039	225,000	260,389
Series J, 4.00%, 12/1/2045	150,000	173,002
Series J, 5.00%, 12/1/2036	110,000	134,746
Series J, 5.00%, 12/1/2037	2,710,000	3,318,760
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 4.00%, 8/15/2045	2,500,000	2,996,316
Series A, 5.00%, 2/15/2033	110,000	122,879
Series A, 5.00%, 2/15/2035	200,000	223,446
Series A, 5.00%, 2/15/2036	1,655,000	1,847,108
Series B, 4.00%, 2/15/2040	400,000	434,427
Series B, 5.00%, 11/15/2029	125,000	152,695
See accompanying notes to financial statements.
52

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series C, 5.00%, 8/15/2025	$ 135,000	$ 160,349
Series C, 5.00%, 11/15/2034	420,000	510,914
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2027	4,450,000	5,591,727
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	183,983
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,557,742
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	4,040,891
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,541,844
Series C, 5.00%, 1/1/2024	1,795,000	2,008,640
Series C, 5.00%, 1/1/2032	850,000	1,089,240
University of Massachusetts Building Authority Series 1-UNIVERSITY OF MAS, 5.25%, 11/1/2042	825,000	1,048,515
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	174,977
Series 1, 5.00%, 11/1/2032	1,000,000	1,309,323
Series 1, 5.00%, 11/1/2033	2,000,000	2,613,100
Series 1, 5.00%, 11/1/2039	40,000	46,240
Series 1, 5.00%, 11/1/2044	105,000	121,380
Series 2019-1, 5.00%, 5/1/2029	2,270,000	2,968,303
		160,789,398
MICHIGAN — 1.0%
Campbell Union High School District, General Obligation 5.00%, 5/1/2031	500,000	644,884
Lansing Board of Water & Light 5.00%, 7/1/2044	1,850,000	2,339,932
Macomb, MI, Interceptor Drain Drainage District Series A, 5.00%, 5/1/2032	335,000	412,126
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	2,000,000	2,417,118
5.00%, 4/15/2030	155,000	184,355
5.00%, 4/15/2031	545,000	647,610
5.00%, 5/15/2035	850,000	1,127,305
Series B, 5.00%, 2/15/2038	1,775,000	2,241,624
Series B, 5.00%, 2/15/2044	1,500,000	1,873,359
Series I, 3.00%, 10/15/2045	5,800,000	6,347,715
Series I, 5.00%, 10/15/2021	140,000	141,950
Series I, 5.00%, 10/15/2028	100,000	121,968
Series I, 5.00%, 10/15/2030	390,000	472,968
Series I, 5.00%, 10/15/2032	255,000	308,661
See accompanying notes to financial statements.
53

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series I, 5.00%, 10/15/2033	$ 330,000	$ 399,064
Series I, 5.00%, 4/15/2038	295,000	347,528
Series I, 5.00%, 4/15/2041	130,000	154,471
Michigan, State Finance Authority Revenue:
4.00%, 11/1/2045	3,000,000	3,528,869
5.00%, 11/1/2034	285,000	361,816
5.00%, 11/1/2036	250,000	316,238
Series B, 5.00%, 10/1/2025	230,000	274,360
Series B, 5.00%, 10/1/2028	250,000	307,924
Series I, 4.00%, 10/15/2035	225,000	257,828
Series I, 5.00%, 4/15/2022	295,000	306,262
Series I, 5.00%, 4/15/2024	510,000	576,649
Series I, 5.00%, 4/15/2028	175,000	208,609
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	273,176
3.00%, 5/15/2039	1,940,000	2,181,245
Series A, 5.00%, 12/1/2021	110,000	112,198
Series B, 5.00%, 11/1/2022	150,000	159,599
Michigan, State Trunk Line Authority Revenue 5.00%, 11/15/2033	5,000,000	6,686,930
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	175,328
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	344,011
5.00%, 4/1/2040	465,000	553,897
Series A, 5.00%, 4/1/2025	225,000	264,042
Series A, 5.00%, 4/1/2034	450,000	551,442
Series A, 5.00%, 4/1/2042	545,000	664,903
		38,287,964
MINNESOTA — 1.2%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	132,040
Series A, 4.00%, 2/1/2028	100,000	114,492
Series A, 5.00%, 2/1/2026	500,000	588,783
Elk River, Independent School District No 728, General Obligation 2.00%, 2/1/2034	845,000	862,697
Hennepin, MN, General Obligation Series A, 5.00%, 12/1/2041	1,420,000	1,725,488
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	585,747
5.00%, 12/15/2029	225,000	250,917
See accompanying notes to financial statements.
54

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	$ 360,000	$ 398,513
Series C, 5.00%, 3/1/2025	125,000	146,160
Series C, 5.00%, 12/1/2028	3,000,000	3,899,951
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,665,458
Series C, 5.00%, 1/1/2036	100,000	120,917
Minnesota, State General Obligation:
4.00%, 8/1/2026	520,000	610,359
5.00%, 8/1/2037	5,000,000	6,504,981
5.00%, 8/1/2038	500,000	649,630
Series A, 5.00%, 8/1/2024	750,000	858,067
Series A, 5.00%, 6/1/2027	105,000	114,357
Series A, 5.00%, 8/1/2028	150,000	177,664
Series A, 5.00%, 10/1/2028	205,000	258,621
Series A, 5.00%, 8/1/2038	1,000,000	1,273,819
Series B, 5.00%, 8/1/2025	710,000	841,896
Series D, 5.00%, 8/1/2022	120,000	126,318
Series D, 5.00%, 8/1/2023	2,150,000	2,364,292
Series D, 5.00%, 8/1/2025	1,560,000	1,849,800
Series D, 5.00%, 10/1/2026	325,000	399,732
Series E, 5.00%, 10/1/2027	100,000	126,347
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	151,201
North State Paul-Maplewood-Oakdale Independent School District No 622 3.00%, 2/1/2039	3,000,000	3,269,660
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	371,048
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	592,592
Series A, 5.00%, 4/1/2041	350,000	415,444
Series A, 5.00%, 9/1/2041	200,000	244,336
Series B, 5.00%, 12/1/2027	2,965,000	3,760,287
Series B, 5.00%, 10/1/2028	3,000,000	3,882,572
Virginia, Independent School District No 706, General Obligation 5.00%, 2/1/2031	900,000	1,126,159
		43,460,345
See accompanying notes to financial statements.
55

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	$ 415,000	$ 510,632
Series A, 5.00%, 8/1/2027	250,000	307,609
Mississippi, State General Obligation:
3.00%, 10/1/2035	795,000	893,358
5.00%, 6/1/2032	1,605,000	2,121,255
Series A, 5.00%, 10/1/2027	330,000	391,189
Series A, 5.00%, 10/1/2031	1,850,000	2,314,546
Series A, 5.00%, 10/1/2032	415,000	518,710
Series A, 5.00%, 10/1/2034	135,000	168,335
Series B, 5.00%, 12/1/2026	110,000	135,826
Series B, 5.00%, 12/1/2028	250,000	306,549
Series B, 5.00%, 12/1/2030	1,880,000	2,295,340
Series B, 5.00%, 12/1/2031	150,000	183,149
Series B, 5.00%, 12/1/2032	1,235,000	1,508,058
Series B, 5.00%, 12/1/2033	120,000	133,863
Series B, 5.00%, 12/1/2034	100,000	122,172
Series B, 5.00%, 12/1/2036	100,000	122,318
Series C, 5.00%, 10/1/2027	195,000	231,157
Series F, 5.00%, 11/1/2029	150,000	177,858
Mississippi, State University Educational Building Corp., Revenue Series A, 4.00%, 8/1/2043	135,000	156,157
		12,598,081
MISSOURI — 0.4%
County of State Louis MO Series A, 3.00%, 12/1/2031	500,000	560,323
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	655,928
Series A, 5.00%, 2/1/2028	225,000	285,563
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	212,979
Series A, 4.00%, 1/1/2040	320,000	353,039
Series A, 4.00%, 1/1/2042	1,000,000	1,176,866
Series A, 5.00%, 1/1/2029	120,000	138,333
Series A, 5.00%, 1/1/2032	100,000	125,092
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	380,923
Series A, 5.00%, 5/1/2037	350,000	428,049
Series A, 5.00%, 5/1/2042	4,865,000	5,907,393
See accompanying notes to financial statements.
56

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2033	$ 100,000	$ 116,043
Series B, 5.00%, 5/1/2034	220,000	254,949
Series B, 5.00%, 5/1/2036	170,000	196,590
Series C, 4.00%, 5/1/2041	1,790,000	2,017,200
Missouri State, Environmental Improvement & Resources Authority Revenue:
Series B, 5.00%, 1/1/2025	115,000	133,324
Series B, 5.00%, 1/1/2026	925,000	1,094,676
Missouri, State Board of Public Buildings Revenue Series A, 4.00%, 4/1/2024	150,000	165,377
Missouri, State Highways & Transit Commission, State Road Revenue, Series B, 5.00%, 11/1/2024	500,000	576,790
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	405,000	458,906
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	28,655
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	219,758
		15,486,756
NEBRASKA — 0.3%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	2,000,000	2,459,847
5.00%, 9/1/2032	310,000	379,520
5.00%, 9/1/2034	310,000	378,274
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	173,770
Series A, 5.00%, 2/1/2028	465,000	556,287
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2027	560,000	702,465
5.00%, 7/15/2030	1,000,000	1,268,954
Series A, 4.00%, 7/15/2030	500,000	582,301
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,781,565
		9,282,983
NEVADA — 0.9%
Clark County, NV, General Obligation:
3.00%, 7/1/2035	800,000	866,801
3.00%, 7/1/2038	1,695,000	1,860,908
4.00%, 7/1/2031	650,000	759,383
See accompanying notes to financial statements.
57

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.00%, 7/1/2033	$ 1,500,000	$ 1,802,820
5.00%, 6/1/2022	300,000	313,370
5.00%, 6/1/2025	430,000	505,530
5.00%, 6/1/2026	150,000	182,074
5.00%, 6/1/2027	110,000	137,388
5.00%, 11/1/2028	145,000	169,268
5.00%, 6/1/2031	850,000	1,096,967
Series A, 5.00%, 11/1/2023	195,000	216,308
Series A, 5.00%, 11/1/2024	180,000	207,385
Series A, 5.00%, 11/1/2026	420,000	507,177
Series A, 5.00%, 6/1/2027	140,000	174,857
Series A, 5.00%, 11/1/2029	575,000	692,220
Series A, 5.00%, 6/1/2031	2,165,000	2,717,663
Series B, 5.00%, 11/1/2023	110,000	122,020
Series B, 5.00%, 11/1/2024	170,000	195,864
Series B, 5.00%, 11/1/2025	100,000	119,190
Series B, 5.00%, 11/1/2026	180,000	221,191
Series B, 5.00%, 11/1/2028	120,000	147,319
Series B, 5.00%, 12/1/2030	525,000	671,693
Series B, 5.00%, 12/1/2032	1,685,000	2,146,576
Series B, 5.00%, 12/1/2033	4,020,000	5,108,228
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	119,688
5.00%, 7/1/2036	125,000	153,858
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	113,573
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	142,407
5.00%, 7/1/2025	250,000	295,278
5.00%, 7/1/2026	995,000	1,212,441
5.00%, 7/1/2027	200,000	243,486
Las Vegas Valley, NV, Water District, General Obligation:
3.00%, 6/1/2033	850,000	977,415
Series A, 5.00%, 6/1/2027	175,000	212,419
Series A, 5.00%, 6/1/2031	125,000	150,650
Series A, 5.00%, 6/1/2032	100,000	120,359
Series A, 5.00%, 6/1/2037	200,000	238,904
Series A, 5.00%, 6/1/2041	2,675,000	3,179,749
Series B, 5.00%, 12/1/2025	150,000	176,540
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	338,399
Series C, 4.00%, 9/1/2037	140,000	157,678
See accompanying notes to financial statements.
58

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series C, 5.00%, 9/1/2029	$ 905,000	$ 1,080,426
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	838,041
4.00%, 12/1/2032	910,000	1,056,918
5.00%, 12/1/2026	310,000	376,118
5.00%, 12/1/2028	560,000	677,925
5.00%, 12/1/2030	185,000	229,194
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	125,000
5.00%, 7/1/2031	105,000	126,736
5.00%, 7/1/2034	145,000	174,306
5.00%, 7/1/2037	500,000	596,999
		34,056,707
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	735,352
NEW JERSEY — 0.5%
Hudson County, NJ, General Obligation 3.00%, 11/15/2041	1,700,000	1,855,958
Hudson County, NJ, Improvement Authority Revenue:
4.00%, 10/1/2040	1,540,000	1,862,504
5.00%, 5/1/2041	500,000	592,770
Monmouth County Improvement Authority/The 5.00%, 12/1/2025	550,000	658,898
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	211,058
Series A, 5.00%, 9/1/2032	120,000	144,308
New Jersey, State Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2022	750,000	786,548
Series B, 5.00%, 7/1/2027	650,000	793,283
Series B, 5.00%, 7/1/2031	1,030,000	1,288,071
Series C, 2.00%, 3/1/2041	1,700,000	1,711,698
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	272,831
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	827,422
Ocean,NJ, General Obligation 2.25%, 9/15/2033	1,500,000	1,568,486
Toms River, NJ, Board of Education, General Obligation:
3.00%, 7/15/2032	1,440,000	1,541,408
3.00%, 7/15/2035	1,000,000	1,065,550
See accompanying notes to financial statements.
59

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	$ 1,410,000	$ 1,544,894
		16,725,687
NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue 5.00%, 7/1/2021	140,000	140,000
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	239,980
Series 2017, 5.00%, 8/1/2025	230,000	271,804
Series 2017, 5.00%, 8/1/2027	145,000	177,537
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2024	1,000,000	1,137,948
Series B1, 5.00%, 6/15/2027	115,000	130,318
New Mexico, State General Obligation:
5.00%, 3/1/2024	255,000	287,176
Series A, 5.00%, 3/1/2022	100,000	103,211
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2021	140,000	140,000
Series A, 5.00%, 7/1/2025	120,000	141,420
Series B, 4.00%, 7/1/2021	120,000	120,000
Series B, 4.00%, 7/1/2022	340,000	353,006
Series B, 4.00%, 7/1/2023	100,000	107,573
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	399,912
Series A, 5.00%, 7/1/2025	645,000	760,131
Series B, 4.00%, 7/1/2024	200,000	221,760
Series B, 5.00%, 7/1/2026	100,000	121,413
State of New Mexico, General Obligation:
5.00%, 3/1/2024	5,000,000	5,630,906
5.00%, 3/1/2026	1,045,000	1,261,968
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	485,698
		12,231,761
NEW YORK — 17.5%
Battery Park City, NY, Authority Revenue:
Series B, 5.00%, 11/1/2038	500,000	651,271
Series B, 5.00%, 11/1/2040	500,000	649,770
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	141,837
See accompanying notes to financial statements.
60

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Build NYC Resource Corp., Revenue 4.00%, 11/1/2026	$ 900,000	$ 1,060,919
City of New York NY, General Obligation:
5.00%, 8/1/2028	660,000	828,100
5.00%, 12/1/2034	730,000	891,365
5.00%, 12/1/2041	2,815,000	3,420,597
Series C, 5.00%, 8/1/2025	1,500,000	1,774,638
Series L-6, 5.00%, 4/1/2028	800,000	1,017,651
Series L-6, 5.00%, 4/1/2031	555,000	715,839
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	261,905
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	2,700,000	3,269,094
Series A, 5.25%, 11/15/2035	250,000	304,428
Series B-1, 5.00%, 11/15/2029	780,000	971,901
Series B-1, 5.00%, 11/15/2034	7,615,000	9,359,585
Series B-1, 5.00%, 11/15/2036	350,000	418,035
Series B-2, 4.00%, 11/15/2033	330,000	380,366
Series B-2, 5.00%, 11/15/2025	2,520,000	3,004,494
Series B-2, 5.00%, 11/15/2026	5,045,000	6,186,965
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	176,954
Series A, 3.88%, 7/1/2042	200,000	224,635
Series A, 5.00%, 7/1/2027	500,000	626,558
Series A, 5.00%, 7/1/2030	205,000	253,890
Series C, 5.00%, 7/1/2028	200,000	249,055
New York & New Jersey, Port Authority Revenue:
4.00%, 11/1/2037	500,000	601,564
4.00%, 9/1/2038	500,000	597,971
4.00%, 12/15/2038	100,000	109,023
5.00%, 7/15/2030	500,000	637,984
5.00%, 7/15/2032	1,625,000	2,061,614
5.00%, 7/15/2033	1,915,000	2,420,503
5.00%, 9/1/2034	535,000	691,611
5.00%, 7/15/2035	360,000	451,524
5.00%, 9/1/2035	3,000,000	3,867,025
5.00%, 9/1/2036	4,500,000	5,780,949
Series 198, 5.00%, 11/15/2036	145,000	176,239
Series 198, 5.00%, 11/15/2041	160,000	193,164
Series 205, 5.00%, 11/15/2032	5,510,000	6,880,223
Series 205, 5.00%, 11/15/2035	160,000	199,283
See accompanying notes to financial statements.
61

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
New York State Urban Development Corp.:
5.00%, 3/15/2035	$ 5,000,000	$ 6,573,473
5.00%, 3/15/2038	2,185,000	2,851,719
Series A, 5.00%, 3/15/2035	1,000,000	1,314,695
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
3.50%, 6/15/2042	900,000	1,096,321
4.00%, 6/15/2025	575,000	656,325
4.00%, 6/15/2042	4,200,000	5,029,078
5.00%, 6/15/2024	550,000	626,570
5.00%, 6/15/2026	1,000,000	1,219,063
5.00%, 6/15/2037	850,000	1,041,011
5.00%, 6/15/2040	725,000	913,805
Series AA, 5.00%, 6/15/2040	2,000,000	2,594,409
Series BB-, 5.00%, 6/15/2026	4,000,000	4,640,546
Series BB-2, 5.00%, 6/15/2031	530,000	656,333
Series CC-, 4.00%, 6/15/2041	500,000	596,194
Series CC-, 5.00%, 6/15/2022	510,000	533,692
Series CC1, 4.00%, 6/15/2033	1,250,000	1,454,374
Series CC-1, 4.00%, 6/15/2037	250,000	289,675
Series CC-1, 4.00%, 6/15/2041	900,000	1,073,148
Series DD-2, 5.00%, 6/15/2025	7,135,000	7,971,785
Series EE 2, 5.00%, 6/15/2040	1,950,000	2,496,977
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2035	1,000,000	1,185,407
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2040	4,240,000	5,279,512
Series FF, 4.00%, 6/15/2041	5,000,000	5,959,730
Series FF, 5.00%, 6/15/2034	1,750,000	2,218,112
Series FF, 5.00%, 6/15/2039	3,060,000	3,857,284
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,853,227
Series GG, 5.00%, 6/15/2037	190,000	221,305
Series GG, 5.00%, 6/15/2039	350,000	407,073
Series GG-, 5.00%, 6/15/2029	4,500,000	5,694,808
Series HH, 5.00%, 6/15/2039	155,000	180,275
Sub-Series CC1, 5.00%, 6/15/2038	145,000	177,324
New York, NY, City Transitional Finance Authority Building Aid Revenue:
5.00%, 8/1/2031	700,000	878,099
Series S-, 5.00%, 7/15/2022	100,000	105,041
Series S-, 5.00%, 7/15/2028	160,000	185,624
Series S-, 5.00%, 7/15/2043	220,000	252,389
Series S-1, 4.00%, 7/15/2036	255,000	296,105
Series S-1, 4.00%, 7/15/2040	1,760,000	1,969,555
See accompanying notes to financial statements.
62

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series S-1, 5.00%, 7/15/2021	$ 60,000	$ 60,105
Series S-1, 5.00%, 7/15/2022	145,000	152,309
Series S-1, 5.00%, 7/15/2033	5,000,000	6,343,099
Series S-1, 5.00%, 7/15/2043	1,885,000	2,216,997
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	856,757
Series S-3-SUBSER, 5.00%, 7/15/2035	3,000,000	3,795,050
Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	10,364,838
Series S-4A, 5.00%, 7/15/2033	250,000	317,155
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 11/1/2040	1,835,000	2,169,864
4.00%, 5/1/2045	2,850,000	3,381,850
5.00%, 5/1/2025	500,000	587,218
5.00%, 11/1/2026	545,000	670,682
5.00%, 11/1/2027	795,000	1,003,831
5.00%, 5/1/2031	750,000	1,006,826
5.00%, 11/1/2031	500,000	594,056
5.00%, 11/1/2032	4,000,000	5,336,526
5.00%, 2/1/2034	600,000	738,643
5.00%, 5/1/2034	250,000	301,229
5.00%, 6/15/2034	775,000	1,019,293
5.00%, 5/1/2036	785,000	987,739
5.00%, 8/1/2038	500,000	629,894
5.00%, 2/1/2039	710,000	867,331
5.00%, 8/1/2039	700,000	868,163
5.00%, 8/1/2042	5,000,000	6,253,061
5.00%, 2/1/2043	5,515,000	6,699,370
5.25%, 8/1/2037	4,000,000	5,131,774
Series 1-REMK, 5.00%, 11/1/2026	500,000	615,305
Series A-1, 5.00%, 8/1/2023	6,400,000	7,039,303
Series A-1, 5.00%, 8/1/2027	275,000	324,983
Series A-1, 5.00%, 8/1/2029	170,000	200,445
Series A-1, 5.00%, 8/1/2031	150,000	170,967
Series A-1, 5.00%, 8/1/2033	2,915,000	3,704,691
Series A-1, 5.00%, 8/1/2036	2,000,000	2,528,102
Series A-2, 5.00%, 8/1/2036	1,640,000	2,044,513
Series A-3, 3.00%, 5/1/2045	1,550,000	1,668,053
Series A-3, 4.00%, 5/1/2042	6,000,000	7,072,427
Series A-3, 5.00%, 8/1/2040	500,000	619,392
Series B-1, 4.00%, 8/1/2037	105,000	121,275
Series B-1, 4.00%, 11/1/2042	9,200,000	10,926,927
Series B-1, 5.00%, 11/1/2028	500,000	645,871
See accompanying notes to financial statements.
63

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B-1, 5.00%, 8/1/2029	$ 40,000	$ 50,201
Series B-1, 5.00%, 8/1/2030	295,000	359,374
Series B-1, 5.00%, 8/1/2031	175,000	199,462
Series B-1, 5.00%, 8/1/2034	500,000	625,068
Series B-1, 5.00%, 11/1/2034	545,000	711,998
Series B-1, 5.00%, 11/1/2035	160,000	189,344
Series B-1, 5.00%, 8/1/2036	520,000	590,969
Series B-1, 5.00%, 8/1/2038	7,095,000	8,556,397
Series B-1, 5.00%, 8/1/2040	3,800,000	4,574,308
Series C, 5.00%, 11/1/2022	100,000	106,469
Series C, 5.00%, 11/1/2023	125,000	138,907
Series C, 5.00%, 11/1/2025	395,000	469,753
Series C, 5.00%, 11/1/2026	120,000	140,932
Series C, 5.00%, 11/1/2027	150,000	175,790
Series C1, 5.00%, 11/1/2034	7,000,000	9,021,809
Series D-1, 5.00%, 2/1/2026	100,000	112,027
Series D-S, 4.00%, 11/1/2047	500,000	591,795
Series E-1, 4.00%, 2/1/2041	110,000	121,863
Series E-1, 5.00%, 2/1/2030	3,370,000	4,057,314
Series F-1, 5.00%, 5/1/2032	5,500,000	6,840,432
Series F-1, 5.00%, 5/1/2036	515,000	636,927
Series F-1, 5.00%, 5/1/2039	115,000	141,521
New York, NY, General Obligation:
4.00%, 8/1/2034	915,000	1,052,118
4.00%, 8/1/2038	1,000,000	1,189,027
4.00%, 3/1/2042	550,000	650,745
4.00%, 8/1/2042	520,000	611,417
5.00%, 4/1/2023	750,000	813,308
5.00%, 8/1/2026	1,335,000	1,627,816
5.00%, 8/1/2027	535,000	670,091
5.00%, 4/1/2033	680,000	848,967
5.00%, 1/1/2036	2,250,000	2,842,567
5.00%, 3/1/2037	585,000	722,849
5.00%, 3/1/2039	500,000	639,923
5.00%, 8/1/2039	5,000,000	6,349,916
5.00%, 10/1/2039	950,000	1,164,235
5.00%, 12/1/2041	625,000	781,342
5.00%, 12/1/2042	1,500,000	1,872,352
5.00%, 3/1/2043	2,280,000	2,894,214
Series A, 3.00%, 8/1/2036	3,000,000	3,300,032
Series A, 4.00%, 8/1/2037	1,900,000	2,271,813
See accompanying notes to financial statements.
64

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2023	$ 5,000,000	$ 5,498,353
Series A, 5.00%, 8/1/2024	3,500,000	4,000,826
Series A, 5.00%, 8/1/2026	125,000	148,054
Series A-1, 5.00%, 8/1/2023	850,000	934,720
Series A-1, 5.00%, 8/1/2028	735,000	942,285
Series B, 5.00%, 8/1/2025	150,000	171,315
Series B-1, 4.00%, 10/1/2040	545,000	648,029
Series B-1, 5.00%, 10/1/2031	2,185,000	2,852,571
Series B-1, 5.00%, 12/1/2031	160,000	196,034
Series B-1, 5.00%, 10/1/2032	1,680,000	2,187,524
Series B-1, 5.00%, 10/1/2036	400,000	493,612
Series B-1, 5.00%, 10/1/2037	4,730,000	5,825,535
Series B-1, 5.00%, 12/1/2037	500,000	608,747
Series B-1, 5.00%, 10/1/2038	300,000	368,482
Series B-1, 5.00%, 12/1/2038	3,095,000	3,766,316
Series C, 5.00%, 8/1/2024	7,000,000	8,001,652
Series C, 5.00%, 8/1/2026	655,000	791,507
Series C, 5.00%, 8/1/2027	1,135,000	1,409,752
Series C, 5.00%, 8/1/2028	1,980,000	2,463,591
Series C, 5.00%, 8/1/2035	5,000,000	6,544,691
Series C-1, 5.00%, 8/1/2030	5,950,000	7,925,656
Series C-1, 5.00%, 8/1/2031	500,000	663,685
Series C-1, 5.00%, 8/1/2033	700,000	922,295
Series D1, 4.00%, 12/1/2042	255,000	297,903
Series D1, 4.00%, 12/1/2043	3,500,000	4,074,364
Series E, 4.00%, 8/1/2026	250,000	292,346
Series E, 5.00%, 8/1/2023	550,000	604,819
Series E, 5.00%, 8/1/2024	760,000	868,751
Series E, 5.00%, 8/1/2025	380,000	449,575
Series E, 5.00%, 8/1/2028	1,195,000	1,455,101
Series E, 5.00%, 8/1/2032	2,900,000	3,709,974
Series E-1, 4.00%, 3/1/2041	500,000	578,242
Series E-1, 5.00%, 3/1/2040	4,000,000	4,919,042
Series F-1, 5.00%, 6/1/2026	165,000	194,193
Series I, 5.00%, 3/1/2022	60,000	61,943
Series J-10-REMK 10/1, 5.00%, 8/1/2027	1,265,000	1,584,420
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	308,654
Series A, 5.25%, 11/15/2034	560,000	683,458
Series B-2, 4.00%, 11/15/2038	255,000	283,890
See accompanying notes to financial statements.
65

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	$ 2,355,000	$ 2,492,658
4.00%, 4/1/2026	630,000	727,510
4.00%, 4/1/2030	400,000	464,997
4.00%, 4/1/2031	230,000	266,987
New York, State Convention Center Development Corp., Revenue 5.00%, 11/15/2022	240,000	253,991
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2022 (c)	670,000	710,220
5.00%, 10/1/2023	200,000	221,067
5.00%, 10/1/2026 (c)	665,000	815,208
5.00%, 10/1/2028	500,000	611,491
5.00%, 7/1/2033	1,335,000	1,901,993
5.00%, 7/1/2034	2,105,000	3,043,516
5.00%, 7/1/2036	500,000	740,889
5.00%, 3/15/2045	1,750,000	2,176,201
Series 1, 5.00%, 1/15/2029	400,000	503,430
Series 1, 5.00%, 1/15/2030	250,000	313,542
Series 1, 5.00%, 1/15/2031	500,000	625,992
Series A, 2.13%, 7/1/2041 (b)	865,000	865,000
Series A, 3.00%, 7/1/2029	315,000	340,546
Series A, 4.00%, 7/1/2034	100,000	114,649
Series A, 4.00%, 7/1/2043	1,350,000	1,502,262
Series A, 5.00%, 7/1/2021	190,000	190,000
Series A, 5.00%, 7/1/2024	890,000	1,014,783
Series A, 5.00%, 7/1/2026	1,640,000	1,999,301
Series A, 5.00%, 7/1/2028	2,000,000	2,581,096
Series A, 5.00%, 10/1/2028 (c)	205,000	258,193
Series A, 5.00%, 7/1/2029	2,000,000	2,640,665
Series A, 5.00%, 10/1/2029	4,540,000	5,682,250
Series A, 5.00%, 10/1/2030 (c)	3,040,000	3,799,682
Series A, 5.00%, 10/1/2030	5,000,000	6,131,004
Series A, 5.00%, 10/1/2031	3,750,000	4,558,079
Series A, 5.00%, 7/1/2032	125,000	150,740
Series A, 5.00%, 10/1/2032	3,500,000	4,252,198
Series A, 5.00%, 7/1/2033	600,000	723,879
Series A, 5.00%, 10/1/2033	5,000,000	6,065,965
Series A, 5.00%, 7/1/2034	5,040,000	6,217,829
Series A, 5.00%, 7/1/2035	100,000	119,940
Series A, 5.00%, 7/1/2040	200,000	246,728
See accompanying notes to financial statements.
66

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2021	$ 225,000	$ 227,725
Series B, 5.00%, 10/1/2030	260,000	313,584
Series E, 5.00%, 3/15/2039	690,000	875,986
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 10/1/2031	510,000	613,514
Series A, 5.00%, 10/1/2026 (c)	125,000	143,588
New York, State Dormitory Authority, Personal Income Tax Revenue:
3.25%, 2/15/2040	100,000	107,609
4.00%, 10/1/2023 (c)	1,750,000	1,899,290
4.00%, 10/1/2024 (c)	440,000	492,154
5.00%, 2/15/2023	355,000	382,874
5.00%, 2/15/2025	3,280,000	3,823,358
5.00%, 2/15/2026	1,310,000	1,578,061
5.00%, 2/15/2036	6,000,000	7,344,725
Series A, 4.00%, 3/15/2044	1,230,000	1,460,028
Series A, 5.00%, 7/1/2022	2,500,000	2,621,828
Series A, 5.00%, 3/15/2026	245,000	286,567
Series A, 5.00%, 3/15/2028	535,000	680,414
Series A, 5.00%, 3/15/2031	500,000	640,391
Series A, 5.00%, 7/1/2039	525,000	680,990
Series A-GROUP 3, 3.00%, 3/15/2042	500,000	541,587
Series A-GROUP 3, 5.00%, 3/15/2039	5,550,000	7,023,715
Series B, 5.00%, 2/15/2023	565,000	609,362
Series B, 5.00%, 3/15/2027	110,000	123,656
Series B, 5.00%, 2/15/2028	1,615,000	2,037,034
Series B, 5.00%, 3/15/2028	170,000	191,104
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	496,983
Series B-GROUP C, 5.00%, 2/15/2039	200,000	230,513
Series C, 5.00%, 3/15/2037	105,000	117,581
Series D, 4.00%, 2/15/2036	1,000,000	1,200,380
Series D, 4.00%, 2/15/2038	3,000,000	3,578,438
Series D, 5.00%, 2/15/2025	1,330,000	1,550,325
Series D, 5.00%, 2/15/2026	920,000	1,108,257
Series D, 5.00%, 2/15/2027	625,000	772,961
Series D, 5.00%, 2/15/2028	960,000	1,175,155
Series D, 5.00%, 2/15/2041	1,670,000	2,137,574
Series E, 5.00%, 3/15/2022	110,000	113,770
Series E, 5.00%, 3/15/2023	180,000	194,849
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2022	100,000	103,428
See accompanying notes to financial statements.
67

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2024	$ 300,000	$ 338,318
Series A, 5.00%, 3/15/2025	3,250,000	3,802,025
Series A, 5.00%, 3/15/2028	500,000	627,651
Series A, 5.00%, 3/15/2030	1,360,000	1,672,812
Series A, 5.00%, 3/15/2031	160,000	179,955
Series A, 5.00%, 3/15/2032	7,600,000	9,258,898
Series A, 5.00%, 3/15/2037	4,300,000	5,400,547
Series A, 5.00%, 3/15/2038	140,000	151,542
Series A, 5.00%, 3/15/2039	900,000	1,126,359
Series A-GROUP B, 5.00%, 3/15/2037	160,000	196,713
Series A-GROUP C, 5.00%, 3/15/2043	300,000	366,353
Series B, 5.00%, 3/15/2031	795,000	942,893
Series B-B, 5.00%, 3/15/2027	270,000	320,476
Series B-B, 5.00%, 3/15/2029	40,000	47,441
Series C, 5.00%, 3/15/2042	270,000	316,292
Series E, 5.00%, 3/15/2034	5,000,000	6,387,571
Series E, 5.00%, 3/15/2041	5,000,000	6,334,224
New York, State Environmental Facilities Corp., Revenue:
3.00%, 6/15/2040	3,000,000	3,373,496
4.00%, 6/15/2036	450,000	513,398
4.00%, 10/15/2045	1,500,000	1,801,391
5.00%, 6/15/2026	1,515,000	1,846,050
5.00%, 6/15/2027	1,855,000	2,325,400
5.00%, 6/15/2028	550,000	669,281
5.00%, 6/15/2041	3,940,000	4,724,020
5.00%, 6/15/2042	940,000	1,157,036
Series A, 5.00%, 6/15/2025	1,785,000	2,106,637
Series A, 5.00%, 6/15/2026	1,585,000	1,931,346
Series B, 5.00%, 8/15/2041	1,210,000	1,457,411
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,610,756
Series B-SUB, 5.00%, 6/15/2036	8,500,000	11,069,099
Series E, 5.00%, 6/15/2034	3,200,000	3,969,937
New York, State Urban Development Corp., Revenue:
4.00%, 3/15/2037	1,355,000	1,633,880
5.00%, 3/15/2033	225,000	251,960
5.00%, 3/15/2043	975,000	1,256,638
5.00%, 3/15/2044	370,000	411,477
Series A, 4.00%, 3/15/2038	1,835,000	2,207,562
Series A, 4.00%, 3/15/2043	5,295,000	6,236,969
Series A, 4.00%, 3/15/2045	1,690,000	1,989,959
Series A, 5.00%, 3/15/2022	50,000	51,714
See accompanying notes to financial statements.
68

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2027	$ 565,000	$ 678,472
Series A, 5.00%, 3/15/2035	11,000,000	13,891,804
Series A, 5.00%, 3/15/2037	785,000	1,026,844
Series A, 5.00%, 3/15/2042	500,000	645,642
Series A, 5.00%, 3/15/2044	1,850,000	2,295,188
Series A-, 5.00%, 3/15/2028	225,000	266,341
Series A-, 5.00%, 3/15/2029	525,000	621,222
Series A-, 5.00%, 3/15/2033	3,610,000	4,261,742
Series A-, 5.00%, 3/15/2038	105,000	122,813
Series A-, 5.00%, 3/15/2039	530,000	618,479
Series A-, 5.00%, 3/15/2042	380,000	441,391
Series C-, 5.00%, 3/15/2027	100,000	124,083
Series C-, 5.00%, 3/15/2031	4,250,000	5,288,299
Series C-, 5.00%, 3/15/2032	590,000	732,832
Series E, 5.00%, 3/15/2033	120,000	129,406
Series E GROUP 3, 4.00%, 3/15/2046	1,475,000	1,729,076
Onondaga County Trust for Cultural Res.:
5.00%, 12/1/2038	1,000,000	1,298,922
5.00%, 12/1/2039	1,250,000	1,620,077
5.00%, 12/1/2040	2,750,000	3,558,658
Oyster Bay, NY, General Obligation 3.25%, 8/1/2021 (c)	115,000	115,261
Suffolk, NY, County Water Authority Revenue Series A, 5.00%, 6/1/2037	860,000	1,019,531
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2027	600,000	748,139
5.00%, 11/15/2033	675,000	862,234
Series A, 5.00%, 11/15/2040	435,000	501,401
Series A, 5.00%, 11/15/2041	350,000	413,539
Series B, 5.00%, 11/15/2029	2,355,000	3,054,870
Series C, 5.00%, 11/15/2023	700,000	778,571
Series C-1, 5.00%, 11/15/2025	1,050,000	1,255,054
Series C-2, 5.00%, 11/15/2042	2,915,000	3,641,826
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2025	1,940,000	2,165,490
5.00%, 6/15/2027	425,000	499,749
5.00%, 12/15/2032	605,000	719,804
5.00%, 12/15/2036	250,000	296,472
5.00%, 12/15/2038	200,000	250,915
5.00%, 12/15/2040	300,000	376,102
Series A, 5.00%, 12/15/2026	350,000	406,048
Series A, 5.00%, 6/15/2028	255,000	310,303
See accompanying notes to financial statements.
69

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 12/15/2032	$ 260,000	$ 314,264
Series A, 5.00%, 12/15/2033	500,000	603,811
Series A, 5.00%, 12/15/2035	1,975,000	2,378,644
Series B, 5.00%, 12/15/2023	280,000	286,172
Series B, 5.00%, 12/15/2024	1,070,000	1,144,999
Series B, 5.00%, 12/15/2025	315,000	351,613
		652,057,234
NORTH CAROLINA — 1.9%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2026	100,000	117,292
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	102,023
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2027	5,000,000	6,295,727
5.00%, 7/1/2028	165,000	193,827
5.00%, 7/1/2044	125,000	157,487
City of Charlotte NC Series A, 5.00%, 6/1/2027	705,000	885,649
County of Union NC Enterprise System Revenue:
3.00%, 6/1/2037	1,545,000	1,750,555
3.00%, 6/1/2038	1,675,000	1,884,838
3.00%, 6/1/2039	1,125,000	1,256,006
3.00%, 6/1/2043	3,000,000	3,294,031
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,228,162
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	161,282
Series A, 5.00%, 9/1/2023	110,000	121,482
Series A, 5.00%, 4/1/2027	550,000	687,705
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	185,072
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	230,000	259,391
4.00%, 1/1/2038	200,000	225,668
4.00%, 1/1/2039	570,000	643,420
5.00%, 1/1/2043	3,000,000	3,627,051
Series B, 4.00%, 10/1/2039	245,000	277,945
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	436,676
Series A, 5.00%, 6/1/2023	5,100,000	5,574,038
Series B, 5.00%, 6/1/2026	6,850,000	8,355,600
See accompanying notes to financial statements.
70

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2027	$ 925,000	$ 1,161,410
Series B, 5.00%, 6/1/2028	8,700,000	11,205,008
North Carolina, State Revenue:
Series B, 4.00%, 5/1/2035	780,000	959,970
Series B, 5.00%, 5/1/2025	2,530,000	2,971,323
Series B, 5.00%, 5/1/2027	825,000	1,030,226
Series B, 5.00%, 5/1/2029	1,300,000	1,702,199
North Carolina, Turnpike Authority Revenue:
Zero Coupon, 1/1/2044	1,675,000	894,184
Zero Coupon, 1/1/2045	615,000	315,956
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 3/1/2041	100,000	115,574
Wake, NC, General Obligation:
4.00%, 3/1/2038	2,780,000	3,440,623
4.00%, 9/1/2038	700,000	849,766
Series A, 5.00%, 3/1/2024	100,000	112,675
Series A, 5.00%, 3/1/2026	400,000	483,873
Wake, NC, Limited Obligation Revenue 5.00%, 9/1/2026	5,000,000	6,128,764
		69,092,478
OHIO — 2.5%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	150,000	163,528
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	194,884
Series 2017-1, 4.00%, 4/1/2023	1,270,000	1,355,772
Series A, 3.00%, 8/15/2023	555,000	588,201
Series A, 3.00%, 8/15/2031	350,000	375,131
Series A, 5.00%, 4/1/2025	5,000,000	5,855,347
Series A, 5.00%, 4/1/2030	5,000,000	6,447,715
Columbus, OH, Sewer Revenue 5.00%, 6/1/2030	100,000	120,735
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	3,175,795
5.00%, 12/1/2027	400,000	485,530
5.00%, 12/1/2028	300,000	363,174
5.00%, 12/1/2029	1,015,000	1,225,459
5.00%, 12/1/2037	600,000	714,484
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	618,959
See accompanying notes to financial statements.
71

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2029	$ 8,075,000	$ 10,672,809
Michigan, State Finance Authority Revenue Series A, 4.00%, 9/1/2045	1,500,000	1,796,310
Northeast Ohio, Regional Sewer District Revenue:
3.00%, 11/15/2040	765,000	852,437
3.25%, 11/15/2040	100,000	110,424
4.00%, 11/15/2043	250,000	290,825
5.00%, 11/15/2044	245,000	283,664
Ohio, State General Obligation:
5.00%, 11/1/2023	510,000	566,993
5.00%, 12/15/2026	835,000	1,013,355
5.00%, 2/1/2033	875,000	1,039,875
Series A, 4.00%, 6/15/2040	1,000,000	1,236,668
Series A, 5.00%, 9/1/2024	120,000	137,757
Series A, 5.00%, 9/15/2024	100,000	114,961
Series A, 5.00%, 3/15/2028	1,275,000	1,434,017
Series A, 5.00%, 3/15/2031	440,000	494,495
Series A, 5.00%, 3/15/2033	135,000	151,331
Series A, 5.00%, 3/15/2035	200,000	224,022
Series B, 5.00%, 6/15/2027	200,000	209,271
Series B, 5.00%, 9/1/2032	175,000	189,068
Series B, 5.00%, 9/1/2034	170,000	183,666
Series B, 5.00%, 6/15/2035	200,000	209,271
Series C, 5.00%, 11/1/2030	140,000	163,547
Series C, 5.00%, 11/1/2033	400,000	465,952
Series T, 5.00%, 11/1/2028	400,000	497,543
Series T, 5.00%, 5/1/2031	250,000	310,602
Series V, 5.00%, 5/1/2024	500,000	566,774
Ohio, State Special Obligation:
Series A, 5.00%, 12/1/2038	5,000,000	6,288,765
Series B, 5.00%, 9/15/2023	925,000	1,022,981
Series C, 5.00%, 12/1/2028	230,000	281,114
Series C, 5.00%, 12/1/2030	165,000	200,497
Ohio, State Water Development Authority Revenue:
5.00%, 12/1/2027	520,000	644,593
Series A, 5.00%, 6/1/2028	175,000	213,084
Series A, 5.00%, 12/1/2028	825,000	1,003,193
Ohio, State Water Development Authority, Water Pollution Control Revenue:
3.00%, 12/1/2033	870,000	992,999
4.00%, 12/1/2038	5,000,000	6,124,765
See accompanying notes to financial statements.
72

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 6/1/2025	$ 75,000	$ 88,462
5.00%, 12/1/2027	1,150,000	1,459,284
Series A, 5.00%, 12/1/2033	525,000	698,060
Series A, 5.00%, 12/1/2038	500,000	658,354
Ohio, Turnpike & Infrastructure Commission, Revenue:
Series A, 5.00%, 2/15/2026	720,000	867,877
Series A, 5.00%, 2/15/2028	350,000	432,162
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2028	500,000	639,257
5.00%, 12/1/2037	625,000	817,021
5.00%, 12/1/2039	1,050,000	1,366,703
5.00%, 6/1/2044	3,235,000	4,169,079
Series A, 5.00%, 6/1/2029	8,500,000	11,090,596
Series B, 5.00%, 12/1/2033	115,000	140,831
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 12/1/2038	2,775,000	3,619,979
5.00%, 12/1/2039	2,000,000	2,603,243
Series A, 5.00%, 12/1/2029	240,000	299,632
Series A, 5.00%, 12/1/2031	500,000	620,785
Series A, 5.00%, 12/1/2039	635,000	834,175
Series B, 5.00%, 6/1/2026	500,000	601,428
University of Cincinnati, Revenue Series A, 5.00%, 6/1/2044	275,000	339,879
		93,019,149
OKLAHOMA — 0.5%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	274,752
Oklahoma County, Independent School District, General Obligation Seres A, 2.50%, 7/1/2023	3,120,000	3,265,591
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2038	650,000	753,975
5.00%, 7/1/2027	160,000	194,388
Series 2020A, 5.00%, 7/1/2025	600,000	706,838
Series A, 5.00%, 7/1/2027	265,000	300,220
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	153,161
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	294,707
See accompanying notes to financial statements.
73

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series C, 5.00%, 1/1/2037	$ 125,000	$ 151,477
Series E, 5.00%, 1/1/2029	700,000	859,050
Oklahoma, State University Revenue Series A, 5.00%, 9/1/2031	750,000	997,425
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	63,371
5.00%, 9/1/2024	110,000	126,014
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	353,021
3.00%, 6/1/2027	1,750,000	1,887,132
5.00%, 6/1/2023	5,560,000	6,068,924
5.00%, 6/1/2025	2,710,000	3,180,248
		19,630,294
OREGON — 1.8%
City of New York NY, General Obligation Series A, 5.00%, 6/1/2029	1,885,000	2,480,980
City of Portland OR Sewer System Revenue Series A, 5.00%, 3/1/2029	2,525,000	3,289,982
City of Portland OR Water System Revenue Series B, 2.13%, 5/1/2046	500,000	495,893
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	236,043
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	85,426
Series A, Zero Coupon, 6/15/2036	115,000	70,653
Series A, Zero Coupon, 6/15/2038	300,000	166,822
Series A, 0.01%, 6/15/2042	440,000	200,977
Series B, 5.00%, 6/15/2037	1,770,000	2,168,158
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,681,261
5.00%, 6/15/2037	100,000	121,850
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	169,023
Multnomah County, School District No 1 Portland,General Obligation 3.00%, 6/15/2036	4,000,000	4,493,189
Ohio, State Special Obligation Series C, 5.00%, 12/1/2029	180,000	219,362
See accompanying notes to financial statements.
74

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Oregon, State Department of Administration Services, Lottery Revenue:
Series C, 5.00%, 4/1/2025	$ 220,000	$ 257,635
Series C, 5.00%, 4/1/2026	510,000	596,206
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2035	1,400,000	1,870,088
Series A, 5.00%, 11/15/2037	1,000,000	1,327,747
Series A, 5.00%, 11/15/2039	5,000,000	6,523,315
Series C, 5.00%, 11/15/2025	170,000	203,281
Oregon, State General Obligation:
4.00%, 5/1/2040	1,700,000	2,097,718
5.00%, 5/1/2030	1,470,000	1,970,505
Series C, 5.00%, 8/1/2041	1,065,000	1,274,978
Series F, 5.00%, 5/1/2028	180,000	217,266
Series F, 5.00%, 5/1/2030	145,000	174,866
Series F, 5.00%, 5/1/2035	100,000	119,754
Series I, 5.00%, 8/1/2024	125,000	143,177
Series I, 5.00%, 8/1/2029	195,000	243,808
Series L, 5.00%, 8/1/2029	3,370,000	4,213,509
Series L, 5.00%, 8/1/2030	1,250,000	1,556,750
Series L, 5.00%, 8/1/2042	4,540,000	5,547,055
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	175,202
Series B, 5.00%, 7/1/2033	1,150,000	1,384,855
Series B, 5.00%, 7/1/2036	235,000	282,085
Series B, 5.00%, 7/1/2038	285,000	341,873
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	507,110
5.00%, 6/15/2027	1,440,000	1,749,939
5.00%, 6/15/2029	500,000	605,711
5.00%, 6/15/2030	660,000	799,180
5.00%, 6/15/2031	500,000	605,167
5.00%, 6/15/2032	500,000	604,896
5.00%, 6/15/2033	500,000	603,540
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	345,597
Series B, 5.00%, 6/15/2023	600,000	656,137
Salem-Keizer School District No 24J:
Series A, Zero Coupon, 6/15/2039	1,395,000	923,757
Series A, Zero Coupon, 6/15/2040	2,850,000	1,825,292
Series B, 5.00%, 6/15/2035	750,000	982,598
See accompanying notes to financial statements.
75

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Tri-County Metropolitan Transportation District of Oregon Revenue:
3.00%, 9/1/2044	$ 1,405,000	$ 1,531,687
Series A, 5.00%, 9/1/2041	570,000	684,506
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	790,613
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	120,000	136,682
Series B, Zero Coupon, 6/15/2029	200,000	172,297
Series B, Zero Coupon, 6/15/2034	330,000	225,976
Series B, 0.01%, 6/15/2032	200,000	150,502
Washington County, OR, School District No. 1, General Obligation:
4.00%, 6/15/2039	1,920,000	2,326,542
5.00%, 6/15/2035	390,000	480,280
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	227,290
		65,336,591
PENNSYLVANIA — 1.8%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	622,940
Allegheny, PA, General Obligation:
4.00%, 11/1/2045	2,570,000	3,096,066
Series C-75, 5.00%, 11/1/2026	315,000	386,527
Bensalem Township School District, General Obligation 5.00%, 6/1/2028	135,000	150,261
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	214,831
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	133,080
Series A, 5.00%, 10/1/2042	795,000	968,912
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (c)	375,000	443,944
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	129,127
Series A, 5.00%, 12/1/2030	160,000	195,919
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	321,479
See accompanying notes to financial statements.
76

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Pennsylvania, State General Obligation:
2.00%, 5/15/2038	$ 5,000,000	$ 4,896,722
3.00%, 5/15/2034	850,000	963,748
4.00%, 2/1/2030	400,000	455,887
4.00%, 3/1/2038	4,085,000	4,739,687
5.00%, 9/15/2022	3,000,000	3,174,116
5.00%, 3/15/2023	120,000	129,814
5.00%, 9/15/2023	600,000	662,292
5.00%, 1/1/2025	1,000,000	1,159,720
5.00%, 9/15/2025	1,570,000	1,864,228
5.00%, 9/15/2026	1,975,000	2,417,937
5.00%, 1/1/2027	500,000	617,353
5.00%, 3/15/2028	270,000	316,244
5.00%, 9/15/2028	8,030,000	9,817,064
5.00%, 5/15/2030	7,535,000	10,062,765
5.00%, 1/1/2024	725,000	809,937
Series 2020, 2.00%, 5/1/2039	1,475,000	1,436,481
Series REF, 5.00%, 1/15/2025	1,250,000	1,451,146
Series REF, 5.00%, 1/15/2028	2,410,000	2,971,972
Series REF, 5.00%, 1/15/2029	910,000	1,117,935
Pennsylvania, State Higher Educational Facilities Authority Revenue:
5.00%, 9/1/2045	2,000,000	2,561,749
Series A, 4.00%, 8/15/2033	190,000	219,349
Series A, 4.00%, 8/15/2034	145,000	167,120
Series A, 4.00%, 8/15/2035	470,000	541,426
Series AT-1, 5.00%, 6/15/2024	200,000	226,956
Series AT-1, 5.00%, 6/15/2025	100,000	117,502
Series AT-1, 5.00%, 6/15/2030	100,000	120,080
Series B, 5.00%, 10/1/2025	200,000	238,667
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	179,941
Series A, 5.00%, 9/1/2042	270,000	331,400
Series B, 4.00%, 9/1/2036	490,000	555,296
Pittsburgh Water & Sewer Authority Revenue Series B, 5.00%, 9/1/2032 (c)	2,540,000	3,495,720
State Public School Building Authority Revenue:
5.00%, 12/1/2023 (c)	1,000,000	1,101,255
5.00%, 12/1/2029 (c)	610,000	744,962
		66,329,557
See accompanying notes to financial statements.
77

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	$ 485,000	$ 555,028
Series A, 5.00%, 5/15/2027	270,000	326,709
Series A, 5.00%, 9/1/2029	500,000	625,833
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	1,195,000	1,483,762
Series C, 4.00%, 1/15/2033	1,500,000	1,807,545
Series D, 5.00%, 8/1/2021	135,000	135,531
Series D, 5.00%, 8/1/2024	250,000	286,189
		5,220,597
SOUTH CAROLINA — 0.4%
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	404,510
Charlotte, NC, Water & Sewer System Revenue 5.00%, 1/1/2044	1,000,000	1,286,822
City of Charleston SC Waterworks & Sewer System Revenue 4.00%, 1/1/2027	4,000,000	4,735,022
City of Columbia SC Waterworks & Sewer System Revenue 4.00%, 2/1/2044	2,750,000	3,245,852
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	112,568
Lexington County, SC, School District No. 1, General Obligation 3.00%, 2/1/2038	1,975,000	2,181,066
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	135,729
Series C, 3.00%, 3/1/2038	325,000	351,620
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,478,315
Series A, 5.00%, 4/1/2030	120,000	151,161
York, SC, General Obligation 5.00%, 4/1/2027	280,000	316,117
		15,398,782
TENNESSEE — 1.0%
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,463,973
City of Knoxville TN Wastewater System Revenue Series A, 4.00%, 4/1/2034	4,000,000	5,085,030
Memphis, TN, General Obligation:
4.00%, 6/1/2032	2,320,000	2,668,969
See accompanying notes to financial statements.
78

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.00%, 6/1/2044	$ 500,000	$ 567,968
Series A, 5.00%, 4/1/2026	320,000	373,247
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 7/1/2042	1,040,000	1,283,234
Series B, 5.00%, 5/15/2026	345,000	418,942
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
3.00%, 1/1/2035	2,100,000	2,368,403
4.00%, 7/1/2028	360,000	427,959
4.00%, 7/1/2031	750,000	885,283
4.00%, 1/1/2032	2,965,000	3,734,910
4.00%, 7/1/2033	1,130,000	1,334,751
5.00%, 7/1/2021	135,000	135,000
5.00%, 1/1/2024	105,000	117,413
5.00%, 7/1/2024	110,000	125,423
5.00%, 1/1/2025	535,000	621,059
5.00%, 1/1/2026	170,000	204,125
5.00%, 1/1/2027	100,000	121,645
5.00%, 7/1/2030	650,000	828,035
Series C, 5.00%, 7/1/2023	115,000	126,048
Tennessee, State General Obligation:
5.00%, 9/1/2027	5,005,000	6,327,113
Series A, 5.00%, 8/1/2022	150,000	157,931
Series A, 5.00%, 2/1/2026	160,000	193,033
Tennessee, State School Bond Authority Revenue:
Series A, 5.00%, 11/1/2034	3,610,000	4,472,466
Series A, 5.00%, 11/1/2035	520,000	643,369
Series A, 5.00%, 11/1/2037	435,000	536,451
Series B, 5.00%, 11/1/2022	100,000	106,496
Series B, 5.00%, 11/1/2025	105,000	125,348
		36,453,624
TEXAS — 10.8%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	152,873
5.00%, 8/15/2027	575,000	722,478
5.00%, 8/15/2038	1,000,000	1,239,769
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	115,757
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (c)	220,000	247,261
See accompanying notes to financial statements.
79

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 2/15/2026 (c)	$ 150,000	$ 174,347
5.00%, 2/15/2029 (c)	300,000	347,052
5.00%, 2/15/2030 (c)	215,000	264,711
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (c)	320,000	385,235
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (c)	345,000	414,457
Series A, 4.00%, 2/15/2039 (c)	255,000	285,076
Series A, 5.00%, 2/15/2030 (c)	165,000	197,219
Arlington, TX, Independent School District, General Obligation:
4.00%, 2/15/2041 (c)	750,000	896,346
5.00%, 2/15/2030 (c)	2,000,000	2,593,007
Series A, 5.00%, 2/15/2026 (c)	225,000	242,605
Series B, 5.00%, 2/15/2025 (c)	75,000	87,497
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2030	675,000	830,783
5.00%, 11/15/2033	250,000	305,183
5.00%, 11/15/2044	950,000	1,217,740
Series A, 5.00%, 11/15/2021	100,000	101,802
Series A, 5.00%, 11/15/2022	100,000	106,655
Series A, 5.00%, 11/15/2045	1,000,000	1,299,124
Austin, TX, General Obligation:
5.00%, 9/1/2021	115,000	115,919
5.00%, 9/1/2028	750,000	919,744
5.00%, 9/1/2034	420,000	481,002
Austin, TX, Independent School District, General Obligation:
1.88%, 8/1/2038 (c)	1,450,000	1,443,355
4.00%, 8/1/2033 (c)	3,700,000	4,433,500
4.00%, 8/1/2034 (c)	6,000,000	7,173,124
4.00%, 8/1/2035 (c)	2,000,000	2,480,400
5.00%, 8/1/2028 (c)	2,440,000	3,017,359
Series B, 5.00%, 8/1/2031 (c)	125,000	151,858
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	335,690
Series A, 5.00%, 5/15/2022	210,000	218,714
Series A, 5.00%, 5/15/2026	300,000	357,439
Series C, 5.00%, 11/15/2045	605,000	788,423
Bexar County, TX, General Obligation:
4.00%, 6/15/2034	650,000	730,753
4.00%, 6/15/2039	5,000,000	5,950,497
4.00%, 6/15/2041	350,000	395,281
5.00%, 6/15/2026	625,000	760,205
See accompanying notes to financial statements.
80

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 6/15/2027	$ 355,000	$ 417,438
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	338,976
4.00%, 2/15/2043	3,755,000	4,293,889
5.00%, 2/15/2026	140,000	168,186
5.00%, 2/15/2027	265,000	318,217
5.00%, 2/15/2029	130,000	155,319
5.00%, 2/15/2031	1,450,000	1,870,561
5.00%, 2/15/2032	3,000,000	3,469,354
5.00%, 2/15/2034	680,000	829,751
5.00%, 2/15/2045	4,910,000	6,104,369
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2025 (c)	250,000	290,970
Series B, 5.00%, 2/15/2028 (c)	200,000	231,524
Series B, 5.00%, 2/15/2030 (c)	550,000	636,691
Braunfels, TX, Utility System Revenue 3.00%, 7/1/2045	885,000	949,318
City of San Antonio TX Electric & Gas Systems Revenue 4.00%, 2/1/2030	650,000	808,087
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (c)	1,000,000	1,226,873
5.00%, 2/15/2034 (c)	1,000,000	1,223,288
5.00%, 2/15/2037 (c)	2,555,000	3,110,967
5.00%, 2/15/2041 (c)	1,000,000	1,210,639
Cleburne, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2041 (c)	1,400,000	1,645,452
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	495,000	580,113
4.00%, 8/15/2032	280,000	327,479
4.00%, 8/15/2034	190,000	222,267
5.00%, 8/15/2025	390,000	462,526
5.00%, 8/15/2030	2,500,000	3,307,090
Collin County, TX, General Obligation 3.13%, 2/15/2035	720,000	792,974
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	577,216
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (c)	395,000	442,942
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (c)	350,000	407,770
Series A, 5.00%, 2/15/2025 (c)	205,000	238,837
See accompanying notes to financial statements.
81

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	$ 1,000,000	$ 1,254,243
Corpus Christi, Independent School District, General Obligation 5.00%, 8/15/2030 (c)	830,000	1,065,965
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (c)	140,000	159,950
Series B, 5.00%, 8/1/2036 (c)	100,000	118,287
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	235,000	263,726
4.00%, 2/15/2041 (c)	100,000	111,557
5.00%, 2/15/2023 (c)	150,000	161,727
5.00%, 2/15/2028 (c)	435,000	504,584
5.00%, 2/15/2033 (c)	2,635,000	3,303,586
Series A, 2.25%, 2/15/2043 (c)	550,000	565,378
Dallas county, TX, General Obligation:
5.00%, 8/15/2025	100,000	118,461
5.00%, 7/15/2027	610,000	746,209
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 12/1/2033	5,000,000	6,513,281
5.00%, 12/1/2034	6,000,000	7,799,311
Series A, 5.00%, 12/1/2028	295,000	351,555
Series A, 5.00%, 12/1/2029	255,000	303,887
Series A, 5.00%, 12/1/2030	160,000	190,674
Series A, 5.00%, 12/1/2033	100,000	115,803
Series A, 5.00%, 12/1/2034	175,000	207,708
Series A, 5.00%, 12/1/2035	225,000	266,838
Series A, 5.00%, 12/1/2036	295,000	347,312
Series A, 5.00%, 12/1/2041	1,065,000	1,253,886
Dallas, TX, General Obligation:
5.00%, 2/15/2023	1,930,000	2,080,226
5.00%, 2/15/2030	275,000	317,917
5.00%, 2/15/2031	2,050,000	2,503,020
Series B, 3.00%, 2/15/2036	540,000	589,092
Dallas, TX, Hospital District, General Obligation:
5.00%, 8/15/2028	1,000,000	1,280,766
5.00%, 8/15/2029	2,000,000	2,565,545
Dallas, TX, Independent School District, General Obligation:
5.00%, 2/15/2026 (c)	600,000	723,231
Series A, 3.00%, 2/15/2036 (c)	345,000	366,404
Series A, 4.00%, 2/15/2030 (c)	2,965,000	3,322,928
Series A, 4.00%, 2/15/2031 (c)	255,000	285,491
See accompanying notes to financial statements.
82

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2024 (c)	$ 210,000	$ 240,747
Series A, 5.00%, 2/15/2026 (c)	1,045,000	1,215,435
Series B, 5.00%, 2/15/2036 (c)	60,000	61,797
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2027	110,000	130,653
Series A, 5.00%, 10/1/2028	300,000	355,492
Series A, 5.00%, 10/1/2029	100,000	122,530
Series A, 5.00%, 10/1/2033	410,000	500,002
Series A, 5.00%, 10/1/2034	800,000	974,230
Series A, 5.00%, 10/1/2036	680,000	825,751
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (c)	290,000	337,184
5.00%, 8/15/2028 (c)	175,000	202,788
5.00%, 8/15/2029 (c)	500,000	598,641
5.00%, 8/15/2030 (c)	115,000	137,166
Series B, 5.00%, 8/15/2043 (c)	2,225,000	2,747,531
Dickinson, TX, Independent School District, General Obligation 2.00%, 2/15/2046 (c)	1,900,000	1,871,576
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (c)	125,000	149,849
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	233,761
Series A, 4.00%, 8/15/2034	1,000,000	1,220,261
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	185,795
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (c)	125,000	147,459
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	171,845
Series B, 5.00%, 3/1/2026	250,000	291,324
Series B, 5.00%, 3/1/2028	520,000	623,706
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032 (c)	275,000	324,126
5.00%, 8/15/2022 (c)	1,215,000	1,281,107
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2023	50,000	53,988
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (c)	50,000	53,900
5.00%, 2/15/2025 (c)	195,000	227,186
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	145,382
Series A, 5.00%, 2/15/2027	140,000	162,504
See accompanying notes to financial statements.
83

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Frisco, TX, General Obligation:
5.00%, 2/15/2024	$ 125,000	$ 140,489
Series A, 5.00%, 2/15/2024	150,000	168,587
Series A, 5.00%, 2/15/2026	260,000	303,631
Frisco, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2032 (c)	510,000	581,200
Series A, 5.00%, 8/15/2022 (c)	300,000	316,393
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (c)	375,000	438,481
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (c)	1,000,000	1,161,137
5.00%, 2/15/2030 (c)	260,000	301,692
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (c)	110,000	128,491
Grand Parkway, TX, Transportation Corp., Revenue:
Series A, 5.00%, 10/1/2031	1,000,000	1,258,677
Series A, 5.00%, 10/1/2043	1,300,000	1,615,421
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (c)	100,000	114,010
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (c)	500,000	590,734
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	456,025
4.00%, 11/15/2037	840,000	966,706
5.00%, 11/15/2025	275,000	327,652
Harris County, TX, Flood Control District Revenue:
5.00%, 10/1/2031	600,000	753,571
Series A, 4.00%, 10/1/2035	900,000	1,052,063
Series A, 5.00%, 10/1/2023	2,125,000	2,353,398
Series A, 5.00%, 10/1/2027	285,000	336,674
Series A, 5.00%, 10/1/2029	530,000	669,607
Series A, 5.00%, 10/1/2030	1,000,000	1,258,902
Series A, 5.00%, 10/1/2032	455,000	570,593
Series A, 5.00%, 10/1/2033	250,000	312,818
Series A, 5.00%, 10/1/2034	500,000	625,187
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2025	350,000	417,015
Series A, 5.00%, 8/15/2027	500,000	607,546
Series A, 5.00%, 10/1/2027	530,000	631,481
See accompanying notes to financial statements.
84

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2028	$ 720,000	$ 855,851
Series A, 5.00%, 8/15/2031	610,000	734,050
Series A, 5.00%, 10/1/2034	440,000	503,276
Series A, 5.00%, 10/1/2035	155,000	183,384
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	173,129
5.00%, 11/1/2028	120,000	138,257
Series A, 5.00%, 11/1/2027	525,000	647,312
Series A, 5.00%, 11/1/2028	200,000	246,595
Series A, 5.00%, 11/1/2029	300,000	368,829
Series B, 5.00%, 11/1/2024	225,000	259,718
Harris County, TX, Revenue:
Series A, 5.00%, 8/15/2024	375,000	429,778
Series A, 5.00%, 8/15/2026	185,000	226,148
Series A, 5.00%, 8/15/2030	480,000	579,215
Series A, 5.00%, 8/15/2032	540,000	653,728
Series A, 5.00%, 8/15/2035	490,000	587,745
Series A, 5.00%, 8/15/2036	270,000	323,113
Harris County, TX, Toll Road Authority Revenue:
4.00%, 8/15/2045	4,590,000	5,544,401
Series A, 4.00%, 8/15/2037	300,000	352,103
Series A, 5.00%, 8/15/2022	195,000	205,655
Series A, 5.00%, 8/15/2032	1,635,000	2,042,811
Harris County, TX, Toll Road Authority, Revenue:
4.00%, 8/15/2035	615,000	757,864
4.00%, 8/15/2040	510,000	621,238
Hays Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2026 (c)	1,390,000	1,547,338
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	806,193
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2022	255,000	270,374
Series A-2, 5.00%, 10/1/2024	500,000	575,051
Series A-2, 5.00%, 10/1/2032	1,810,000	2,414,039
Houston, TX, Combined Utility System Revenue:
Series B, 4.00%, 11/15/2037	250,000	285,276
Series B, 4.00%, 11/15/2044	1,950,000	2,327,519
Series B, 5.00%, 11/15/2025	200,000	239,442
Series B, 5.00%, 11/15/2026	300,000	370,309
Series B, 5.00%, 11/15/2032	275,000	335,701
See accompanying notes to financial statements.
85

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 5.00%, 11/15/2036	$ 555,000	$ 671,976
Series C, 4.00%, 11/15/2039	550,000	674,748
Series D, 5.00%, 11/15/2028	130,000	149,418
Series D, 5.00%, 11/15/2032	500,000	638,683
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2035	765,000	868,872
Series A, 4.00%, 3/1/2036	395,000	444,414
Series A, 5.00%, 3/1/2022	185,000	190,965
Series A, 5.00%, 3/1/2024	1,000,000	1,125,040
Series A, 5.00%, 3/1/2025	365,000	425,478
Series A, 5.00%, 3/1/2029	720,000	909,564
Series A, 5.00%, 3/1/2030	695,000	844,154
Series A, 5.00%, 3/1/2031	100,000	119,269
Series A, 5.00%, 3/1/2032	850,000	1,091,732
Houston, TX, House Utility System Revenue Series D, 5.00%, 11/15/2038	555,000	706,162
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (c)	100,000	103,021
5.00%, 2/15/2025 (c)	3,100,000	3,609,245
5.00%, 2/15/2031 (c)	500,000	613,874
5.00%, 2/15/2035 (c)	2,500,000	3,068,093
5.00%, 2/15/2042 (c)	315,000	382,232
Series A, 4.00%, 2/15/2033 (c)	700,000	796,024
Series A, 4.00%, 2/15/2040 (c)	130,000	144,900
Series A, 5.00%, 2/15/2027 (c)	555,000	666,454
Series A, 5.00%, 2/15/2030 (c)	395,000	470,938
Series A, 5.00%, 2/15/2031 (c)	445,000	530,327
Humble, TX, Independent School District, General Obligation Series A, 5.50%, 2/15/2025 (c)	110,000	130,305
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	175,359
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	281,848
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (c)	175,000	188,711
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (c)	300,000	333,050
5.00%, 2/1/2025 (c)	225,000	261,788
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	185,000	214,078
5.00%, 2/15/2042 (c)	230,000	278,670
See accompanying notes to financial statements.
86

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 2/15/2043 (c)	$ 1,285,000	$ 1,596,661
Series D, 5.00%, 2/15/2024 (c)	3,065,000	3,442,221
Series D, 5.00%, 2/15/2025 (c)	405,000	471,371
Keller, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2027 (c)	145,000	174,119
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (c)	100,000	112,974
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (c)	5,095,000	6,119,434
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2022 (c)	110,000	113,338
Las Vegas Valley, NV, Water District, General Obligation Series A, , 8/16/2044 (c)	100,000	45,354
Leander, TX, Independent School District, General Obligation:
2.50%, 8/15/2040 (b) (c)	100,000	100,000
Series A, 5.00%, 8/15/2026 (c)	640,000	758,728
Series D, Zero Coupon, 8/15/2024 (c)	130,000	128,181
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (c)	100,000	108,481
5.00%, 8/15/2023 (c)	300,000	330,634
5.00%, 8/15/2024 (c)	135,000	154,811
5.00%, 8/15/2026 (c)	300,000	367,236
Series A, 4.00%, 8/15/2026 (c)	180,000	206,054
Series A, 4.00%, 8/15/2027 (c)	110,000	125,534
Series A, 5.00%, 8/15/2021 (c)	105,000	105,609
Series B, 5.00%, 8/15/2028	525,000	619,329
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	3,000,000	3,711,349
Lone Star, TX, College System, General Obligation 5.00%, 2/15/2033	400,000	473,102
Lubbock, TX, General Obligation:
5.00%, 2/15/2022	160,000	164,763
5.00%, 2/15/2025	2,575,000	2,992,952
5.00%, 2/15/2029	100,000	129,568
Montgomery Independent School District 5.00%, 2/15/2028 (c)	245,000	283,235
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	497,765
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	446,371
See accompanying notes to financial statements.
87

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
North East, TX, Independent School District, General Obligation 5.00%, 8/1/2043 (c)	$ 5,000,000	$ 6,084,695
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	154,884
5.00%, 9/1/2027	200,000	236,818
Northwest, TX, Independent School District, General Obligation:
4.00%, 8/15/2034	750,000	926,460
5.00%, 2/15/2042 (c)	380,000	450,582
Series A, 5.00%, 2/15/2025 (c)	55,000	63,906
Series B, 5.00%, 2/15/2023 (c)	230,000	247,707
Series B, 5.00%, 2/15/2026 (c)	260,000	304,864
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (c)	1,190,000	1,429,577
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2028 (c)	200,000	240,671
Series A, 5.00%, 2/15/2029 (c)	500,000	599,145
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2026	150,000	183,153
Series A, 3.00%, 8/1/2033 (c)	500,000	568,957
Series A, 4.00%, 8/1/2032 (c)	500,000	613,418
Series A, 5.00%, 8/1/2031 (c)	610,000	803,585
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	313,833
5.00%, 2/1/2025	125,000	145,381
5.00%, 2/1/2026	230,000	276,326
5.00%, 2/1/2027	375,000	456,039
5.00%, 2/1/2028	515,000	624,087
5.00%, 2/1/2041	260,000	316,719
5.00%, 2/1/2042	260,000	316,481
San Antonio, TX, General Obligation:
3.00%, 8/1/2034	1,000,000	1,128,367
5.00%, 2/1/2027	925,000	1,076,600
5.00%, 8/1/2037	320,000	405,354
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2034 (c)	500,000	597,113
5.00%, 2/15/2027 (c)	510,000	594,581
5.00%, 8/15/2029 (c)	5,000,000	6,429,778
5.00%, 8/15/2043 (c)	620,000	716,855
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2026	2,550,000	3,091,053
See accompanying notes to financial statements.
88

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 5/15/2029	$ 210,000	$ 253,210
Series A, 5.00%, 5/15/2030	500,000	601,817
Series C, 4.00%, 5/15/2037	130,000	150,244
Series C, 5.00%, 5/15/2026	200,000	242,436
Series C, 5.00%, 5/15/2030	160,000	195,789
San Jacinto, TX, Community College District, General Obligation:
4.00%, 2/15/2046	500,000	596,369
Series A, 4.00%, 2/15/2041	515,000	576,231
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (c)	110,000	118,718
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (c)	550,000	681,755
Socorro Independent School District, General Obligation:
4.00%, 8/15/2045 (c)	2,195,000	2,622,911
Series B, 5.00%, 8/15/2037 (c)	880,000	1,093,324
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (c)	200,000	210,812
5.00%, 8/15/2026 (c)	550,000	651,042
Tarrant, TX, County College District:
2.00%, 8/15/2036	1,700,000	1,736,881
5.00%, 8/15/2027	750,000	942,874
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	270,626
5.00%, 3/1/2025	250,000	292,719
5.00%, 3/1/2026	580,000	675,411
Texas Public Finance Authority Revenue:
4.00%, 2/1/2035	1,800,000	2,157,035
4.00%, 2/1/2039	2,000,000	2,376,309
Texas, State A&M University Revenue:
3.00%, 5/15/2038	500,000	563,836
Series C, 5.00%, 5/15/2025	220,000	258,811
Series E, 5.00%, 5/15/2027	160,000	199,700
Texas, State General Obligation:
5.00%, 8/1/2025	850,000	853,326
5.00%, 4/1/2026	310,000	350,352
5.00%, 4/1/2028	160,000	180,794
5.00%, 4/1/2043	1,450,000	1,719,643
Series A, 4.00%, 10/1/2033	130,000	152,356
Series A, 5.00%, 10/1/2022	2,750,000	2,916,511
Series A, 5.00%, 4/1/2023	375,000	406,731
Series A, 5.00%, 10/1/2024	165,000	189,883
See accompanying notes to financial statements.
89

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2025	$ 160,000	$ 187,371
Series A, 5.00%, 4/1/2026	100,000	120,975
Series A, 5.00%, 10/1/2026	400,000	469,806
Series A, 5.00%, 10/1/2027	280,000	333,743
Series A, 5.00%, 10/1/2028	445,000	512,264
Series A, 5.00%, 4/1/2029	100,000	120,245
Series A, 5.00%, 10/1/2030	105,000	131,602
Series A, 5.00%, 10/1/2032	200,000	249,705
Series A, 5.00%, 4/1/2033	1,025,000	1,229,320
Series A, 5.00%, 4/1/2044	500,000	592,214
Series B, 5.00%, 10/1/2029	100,000	125,992
Series B, 5.00%, 10/1/2033	360,000	448,721
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	266,025
5.00%, 10/1/2024	265,000	305,522
Series A, 5.00%, 10/1/2024	545,000	628,338
Series A, 5.00%, 10/1/2025	635,000	758,362
Series A, 5.00%, 10/1/2026	275,000	338,075
Series A, 5.00%, 4/1/2033	260,000	293,790
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	250,000	258,569
Series A, 5.00%, 3/15/2023	200,000	216,392
Series A, 5.00%, 3/15/2025	880,000	1,027,178
Series A, 5.00%, 3/15/2026	735,000	874,301
Series A, 5.00%, 3/15/2028	1,245,000	1,543,114
Series A, 5.00%, 3/15/2029	140,000	172,497
Series A, 5.00%, 3/15/2030	2,335,000	2,861,003
Series A, 5.00%, 3/15/2031	3,395,000	4,159,322
Series A, 5.00%, 3/15/2033	500,000	610,013
Texas, State Water Development Board Revenue:
3.00%, 10/15/2034	800,000	911,639
3.00%, 10/15/2035	2,650,000	3,014,560
3.00%, 10/15/2038	3,075,000	3,477,234
3.00%, 10/15/2039	600,000	672,485
3.00%, 10/15/2040	5,670,000	6,384,107
4.00%, 10/15/2031	640,000	748,940
4.00%, 8/1/2035	965,000	1,193,054
4.00%, 8/1/2036	150,000	176,273
4.00%, 10/15/2036	4,425,000	5,209,509
4.00%, 10/15/2043	1,225,000	1,448,590
4.00%, 10/15/2044	1,440,000	1,719,883
See accompanying notes to financial statements.
90

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.00%, 10/15/2045	$ 500,000	$ 601,417
5.00%, 4/15/2024	220,000	249,145
5.00%, 4/15/2026	135,000	163,725
5.00%, 4/15/2027	2,990,000	3,709,944
5.00%, 4/15/2029	840,000	1,068,018
5.00%, 4/15/2031	770,000	1,012,802
5.00%, 8/1/2033	3,000,000	3,909,318
5.00%, 10/15/2041	4,820,000	5,839,846
5.00%, 10/15/2043	5,205,000	6,474,877
Series A, 4.00%, 10/15/2037	180,000	213,044
Series A, 4.00%, 10/15/2040	115,000	129,342
Series A, 4.00%, 10/15/2052	125,000	144,756
Series A, 5.00%, 4/15/2026	135,000	161,818
Series A, 5.00%, 4/15/2027	120,000	149,742
Series A, 5.00%, 10/15/2029	645,000	768,875
Series A, 5.00%, 10/15/2031	575,000	683,813
Series A, 5.00%, 10/15/2040	600,000	709,343
Series B, 5.00%, 10/15/2032	5,570,000	7,167,241
Series B, 5.00%, 10/15/2038	2,020,000	2,570,678
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	115,000	134,163
Travis County of TX General Obligation Series A, 5.00%, 3/1/2027	600,000	724,575
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	129,572
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	337,408
5.00%, 8/1/2025	335,000	396,635
5.00%, 8/1/2028	845,000	1,087,995
5.00%, 8/1/2029	4,115,000	5,170,026
5.00%, 8/1/2030	100,000	125,213
5.00%, 8/1/2037	595,000	737,552
University of Houston, Revenue:
Series A, 3.00%, 2/15/2044	5,530,000	6,031,292
Series A, 4.00%, 2/15/2025	265,000	299,024
Series A, 5.00%, 2/15/2025	380,000	442,424
Series A, 5.00%, 2/15/2029	500,000	648,264
Series A, 5.00%, 2/15/2030	175,000	208,128
Series C, 4.00%, 2/15/2039	1,025,000	1,149,294
Series C, 5.00%, 2/15/2027	900,000	1,079,147
See accompanying notes to financial statements.
91

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	$ 200,000	$ 233,949
Series A, 5.00%, 4/15/2027	1,250,000	1,551,781
Series A, 5.00%, 4/15/2029	285,000	350,472
Series A, 5.00%, 4/15/2030	120,000	147,272
Series A, 5.00%, 4/15/2031	115,000	141,150
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	141,211
Series A, 5.00%, 7/1/2032	120,000	140,639
Series A, 5.25%, 7/1/2029	85,000	100,790
Series A, 5.50%, 7/1/2025	180,000	216,243
Series A, 5.50%, 7/1/2026	125,000	149,728
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	413,870
Series B, 4.00%, 7/1/2034	300,000	339,388
Series B, 5.00%, 7/1/2021	150,000	150,000
Series B, 5.00%, 7/1/2024	175,000	199,536
Series B, 5.00%, 7/1/2027	60,000	68,219
University of Texas, Revenue:
5.00%, 8/15/2029	535,000	704,326
Series A, 5.00%, 8/15/2030	805,000	1,080,610
Series A, 5.00%, 8/15/2040	1,825,000	2,691,624
Series B, 4.00%, 8/15/2036	350,000	398,522
Series B, 5.00%, 8/15/2027	405,000	462,392
Series C, 3.00%, 8/15/2035	470,000	480,799
Series C, 5.00%, 8/15/2031	1,665,000	2,281,818
Series E, 5.00%, 8/15/2026	140,000	171,377
Series E, 5.00%, 8/15/2027	100,000	125,785
Series H, 5.00%, 8/15/2022	820,000	864,902
Series I, 5.00%, 8/15/2024	3,055,000	3,498,177
Series J, 5.00%, 8/15/2024	315,000	360,696
Series J, 5.00%, 8/15/2025	260,000	308,351
Series J, 5.00%, 8/15/2026	200,000	244,824
Series J, 5.00%, 8/15/2027	425,000	517,370
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	211,298
5.00%, 7/15/2026	280,000	338,795
5.00%, 7/15/2028	505,000	614,212
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	156,020
5.00%, 2/1/2024	125,000	140,413
See accompanying notes to financial statements.
92

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Waller, TX, Consolidated Independent School District:
3.00%, 2/15/2039 (c)	$ 4,000,000	$ 4,477,405
4.00%, 2/15/2044 (c)	2,000,000	2,390,894
Williamson, TX, General Obligation 5.00%, 2/15/2030	605,000	788,520
		402,451,788
UTAH — 0.5%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	112,732
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	620,043
Series B, 5.00%, 10/1/2027	145,000	182,799
University of Texas, Revenue 5.00%, 8/1/2044	1,785,000	2,215,780
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	2,937,446
Series B-1, 5.00%, 8/1/2023	170,000	186,906
Series B-1, 5.00%, 8/1/2028	600,000	751,600
Utah, State General Obligation:
5.00%, 7/1/2023	1,025,000	1,123,908
5.00%, 7/1/2026	3,080,000	3,759,890
5.00%, 7/1/2027	360,000	445,421
5.00%, 7/1/2028	925,000	1,190,843
5.00%, 7/1/2029	1,655,000	2,154,443
5.00%, 7/1/2031	655,000	843,608
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	2,003,983
Series A, 5.00%, 6/15/2028	160,000	187,660
		18,717,062
VIRGINIA — 3.3%
Alexandria, VA, General Obligation Series C, 5.00%, 7/1/2028	500,000	628,641
Arlington County, VA, General Obligation:
4.00%, 6/15/2033	700,000	858,423
5.00%, 8/15/2021	250,000	251,457
5.00%, 8/15/2032	4,690,000	6,018,857
Series B, 5.00%, 8/15/2027	165,000	202,448
Chesterfield County, Economic Development Authority Revenue 2.00%, 4/1/2041	525,000	519,776
Fairfax County, VA, General Obligation:
4.00%, 10/1/2027	1,300,000	1,567,563
See accompanying notes to financial statements.
93

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/2027	$ 500,000	$ 581,115
Series A, 4.00%, 10/1/2036	305,000	354,096
Series A, 5.00%, 10/1/2025	185,000	213,159
Series A, 5.00%, 10/1/2028	500,000	649,546
Series A, 5.00%, 10/1/2031	1,410,000	1,872,571
Series A, 5.00%, 10/1/2032	100,000	120,927
Series A, 5.00%, 10/1/2033	750,000	990,351
Series B, 5.00%, 10/1/2025	200,000	236,596
Fairfax County, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,897,400
Fairfax County, VA, Water Authority Revenue:
5.00%, 4/1/2026	530,000	642,554
5.00%, 4/1/2041	675,000	824,094
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	250,000	266,381
Series A, 3.00%, 8/1/2036	250,000	265,984
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	1,000,000	1,248,840
Series A, 5.00%, 7/1/2036	1,000,000	1,242,371
Series A, 5.00%, 7/1/2038	650,000	804,558
Series A, 5.00%, 7/1/2042	2,495,000	3,067,411
Richmond, VA, General Obligation:
Series A, 5.00%, 7/15/2022	1,735,000	1,823,000
Series B, 5.00%, 7/15/2022	2,000,000	2,101,441
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	338,653
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2042	500,000	611,253
Series B, 5.00%, 4/1/2044	5,000,000	6,096,481
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2037	1,515,000	1,686,981
3.00%, 5/15/2041	300,000	321,322
3.25%, 5/15/2043	1,100,000	1,230,234
4.00%, 5/15/2038	3,680,000	4,268,811
5.00%, 3/15/2022	150,000	155,152
5.00%, 9/15/2022	500,000	529,332
5.00%, 9/15/2023	1,800,000	1,989,401
5.00%, 3/15/2025	2,875,000	3,363,938
5.00%, 9/15/2027	2,425,000	2,982,838
5.00%, 9/15/2028	250,000	306,643
5.00%, 3/15/2032	130,000	161,737
See accompanying notes to financial statements.
94

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 5/15/2022	$ 500,000	$ 521,245
Series A, 5.00%, 5/15/2029	4,695,000	5,929,116
Series A, 5.00%, 5/15/2031	1,260,000	1,579,429
Virginia, State Beach Development Authority, Revenue Series B, 5.00%, 8/1/2022	2,750,000	2,895,407
Virginia, State College Building Authority, Educational Facilities Revenue:
3.00%, 2/1/2036	3,500,000	3,874,034
3.00%, 2/1/2038	3,000,000	3,302,556
3.00%, 2/1/2039	1,280,000	1,417,331
3.00%, 2/1/2040	6,810,000	7,463,802
4.00%, 2/1/2038	2,660,000	3,208,597
4.00%, 2/1/2040	680,000	817,045
5.00%, 2/1/2024	320,000	358,839
5.00%, 2/1/2025	155,000	180,283
5.00%, 2/1/2027	500,000	619,419
5.00%, 2/1/2029	3,870,000	5,026,761
5.00%, 2/1/2031	5,900,000	7,544,485
Series A, 5.00%, 2/1/2022	110,000	113,115
Series A, 5.00%, 2/1/2023	150,000	161,500
Series A, 5.00%, 9/1/2028	1,835,000	2,235,623
Series B, 5.00%, 2/1/2022	100,000	102,832
Series B, 5.00%, 2/1/2023	1,350,000	1,453,496
Series D, 5.00%, 2/1/2023	250,000	269,166
Series D, 5.00%, 2/1/2024	210,000	235,488
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	710,000	741,302
Series B, 5.00%, 6/1/2026	900,000	1,094,881
Virginia, State Public Building Authority Revenue:
4.00%, 8/1/2038	750,000	919,559
4.00%, 8/1/2039	2,000,000	2,477,222
4.00%, 8/1/2040	810,000	988,281
5.00%, 8/1/2028	2,000,000	2,584,689
5.00%, 8/1/2031	1,420,000	1,862,896
Series A, 3.00%, 8/1/2032	210,000	229,194
Series A, 4.00%, 8/1/2034	820,000	997,726
Series A, 4.00%, 8/1/2035	260,000	315,679
Series A, 5.00%, 8/1/2025	100,000	118,577
Series A, 5.00%, 8/1/2029	150,000	187,646
Series B, 5.00%, 8/1/2022	150,000	157,881
Series B, 5.00%, 8/1/2027	2,500,000	3,149,911
Series B, 5.00%, 8/1/2028	755,000	975,720
See accompanying notes to financial statements.
95

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2030	$ 1,500,000	$ 2,016,451
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	207,588
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	298,334
5.00%, 10/1/2027	515,000	614,569
5.00%, 11/1/2045	160,000	189,365
Series B, 5.00%, 11/1/2023	20,000	20,324
		124,749,700
WASHINGTON — 4.1%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation:
3.00%, 12/1/2037	525,000	598,485
3.00%, 12/1/2038	615,000	699,377
3.00%, 12/1/2040	1,345,000	1,515,314
5.00%, 12/1/2029	150,000	190,351
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S-1, 5.00%, 11/1/2025	345,000	411,911
Series S-1, 5.00%, 11/1/2027	85,000	101,311
Series S-1, 5.00%, 11/1/2030	385,000	457,059
Series S-1, 5.00%, 11/1/2035	440,000	530,186
Energy Northwest, WA, Electric Revenue:
4.00%, 7/1/2042	3,000,000	3,651,757
5.00%, 7/1/2023	5,000,000	5,482,478
5.00%, 7/1/2025	180,000	212,600
5.00%, 7/1/2026	535,000	631,429
5.00%, 7/1/2028	145,000	186,104
5.00%, 7/1/2030	625,000	836,710
5.00%, 7/1/2035	3,575,000	4,727,764
5.00%, 7/1/2038	1,200,000	1,542,877
5.00%, 7/1/2039	1,875,000	2,455,316
Series A, 5.00%, 7/1/2023	4,050,000	4,440,807
Series A, 5.00%, 7/1/2025	205,000	242,128
Series A, 5.00%, 7/1/2026	2,430,000	2,430,000
Series A, 5.00%, 7/1/2027	1,165,000	1,414,777
Series A, 5.00%, 7/1/2028	1,160,000	1,328,582
Series A, 5.00%, 7/1/2033	545,000	674,074
Series A, 5.00%, 7/1/2036	1,370,000	1,769,283
Series C, 5.00%, 7/1/2027	125,000	141,922
Series C, 5.00%, 7/1/2030	290,000	371,691
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	212,600
See accompanying notes to financial statements.
96

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	$ 465,000	$ 548,204
Grant County, Public Utility District No 2 Electric, Revenue Series S, 2.00%, 1/1/2044 (b)	500,000	517,929
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
5.00%, 12/1/2035	3,000,000	3,753,825
5.00%, 12/1/2036	3,000,000	3,749,299
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	510,675
4.00%, 12/1/2035	1,300,000	1,504,906
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	160,444
5.00%, 12/1/2029	300,000	368,637
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	854,251
5.00%, 12/1/2028	100,000	123,358
5.00%, 12/1/2031	100,000	125,720
5.00%, 12/1/2032	300,000	376,346
King County, School District No. 414, Lake Washington, General Obligation:
3.00%, 12/1/2027	2,825,000	3,227,241
4.00%, 12/1/2026	110,000	128,271
4.00%, 12/1/2030	2,500,000	2,875,648
5.00%, 12/1/2022	1,040,000	1,111,740
5.00%, 12/1/2030	2,665,000	3,301,628
5.00%, 12/1/2031	2,035,000	2,512,024
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	197,031
5.00%, 7/1/2027	160,000	185,676
5.00%, 7/1/2029	560,000	647,326
5.00%, 7/1/2031	225,000	260,086
Series E, 5.00%, 12/1/2028	225,000	269,222
Series E, 5.00%, 12/1/2029	305,000	364,798
King County, WA, Sewer Revenue:
5.00%, 7/1/2042	200,000	241,848
Series A, 4.00%, 7/1/2035	1,765,000	2,015,078
Series B, 5.00%, 7/1/2027	125,000	141,882
Series B, 5.00%, 7/1/2041	100,000	118,970
See accompanying notes to financial statements.
97

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	$ 120,000	$ 143,469
5.00%, 12/1/2034	100,000	115,803
5.00%, 12/1/2039	180,000	215,404
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	613,248
5.00%, 12/1/2031	4,750,000	6,184,438
5.00%, 12/1/2032	5,850,000	7,596,901
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	233,299
4.00%, 4/1/2041	200,000	224,568
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	113,721
5.00%, 1/1/2038	2,040,000	2,470,967
Series A, 5.00%, 6/1/2023	100,000	109,275
Series A, 5.00%, 6/1/2024	225,000	256,013
Series A, 5.00%, 12/1/2027	6,000,000	7,605,044
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	113,446
5.00%, 8/1/2030	200,000	245,139
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2029	615,000	754,971
Series A, 5.00%, 12/1/2031	295,000	360,910
Series A, 5.00%, 12/1/2032	360,000	440,005
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	345,576
Series C, 5.00%, 4/1/2032	1,750,000	2,314,151
Series C, 5.00%, 4/1/2034	745,000	978,757
Washington, State General Obligation:
5.00%, 6/1/2022	800,000	835,729
5.00%, 8/1/2023	100,000	110,033
5.00%, 6/1/2029	650,000	853,768
5.00%, 2/1/2030	4,000,000	5,335,346
5.00%, 8/1/2030	500,000	608,549
5.00%, 8/1/2033	255,000	317,518
5.00%, 6/1/2034	1,840,000	2,426,620
5.00%, 8/1/2034	1,000,000	1,244,085
5.00%, 6/1/2035	925,000	1,218,045
5.00%, 2/1/2036	1,500,000	1,953,246
5.00%, 2/1/2040	620,000	756,568
5.00%, 8/1/2040	2,410,000	2,897,087
See accompanying notes to financial statements.
98

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 2/1/2042	$ 2,000,000	$ 2,444,032
5.00%, 8/1/2044	5,725,000	7,400,308
Series 2016A, 5.00%, 7/1/2024	165,000	188,347
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,239,754
Series A, 5.00%, 8/1/2027	225,000	264,531
Series A, 5.00%, 8/1/2031	330,000	401,458
Series A, 5.00%, 8/1/2034	300,000	363,290
Series A, 5.00%, 8/1/2035	1,245,000	1,519,422
Series A, 5.00%, 8/1/2037	310,000	385,722
Series A, 5.00%, 8/1/2041	1,645,000	2,035,345
Series A-1, 5.00%, 8/1/2033	120,000	141,225
Series A-1, 5.00%, 8/1/2034	300,000	353,195
Series A-1, 5.00%, 8/1/2036	550,000	645,821
Series A-1, 5.00%, 8/1/2040	300,000	350,417
Series B, 4.00%, 8/1/2026	675,000	792,293
Series B, 5.00%, 7/1/2024	115,000	131,272
Series B, 5.00%, 2/1/2029	135,000	156,654
Series B, 5.00%, 7/1/2029	530,000	633,256
Series B, 5.00%, 7/1/2031	355,000	423,117
Series B, 5.00%, 7/1/2033	285,000	338,988
Series B, 5.00%, 2/1/2037	500,000	576,151
Series C, 5.00%, 2/1/2023	100,000	107,683
Series C, 5.00%, 2/1/2032	105,000	125,465
Series C, 5.00%, 2/1/2035	450,000	519,920
Series D, 5.00%, 2/1/2029	250,000	299,601
Series D, 5.00%, 2/1/2037	100,000	118,843
Series D, 5.00%, 2/1/2041	850,000	1,035,557
Series R, 5.00%, 7/1/2026	120,000	139,257
Series R-2015, 4.00%, 7/1/2026	450,000	497,657
Series R-2015-D, 5.00%, 7/1/2027	335,000	387,872
Series R-2015E, 5.00%, 7/1/2021	125,000	125,000
Series R-2015E, 5.00%, 7/1/2024	175,000	199,762
Series R-2015E, 5.00%, 7/1/2025	315,000	366,029
Series R-2015E, 5.00%, 7/1/2026	65,000	75,431
Series R-2017A, 5.00%, 8/1/2022	255,000	268,455
Series R-2017A, 5.00%, 8/1/2023	100,000	110,033
Series R-2017A, 5.00%, 8/1/2027	500,000	611,072
Series R-2017C, 5.00%, 8/1/2022	460,000	484,271
Series R-2017C, 5.00%, 8/1/2024	350,000	400,780
Series R-2017C, 5.00%, 8/1/2025	135,000	160,079
Series R-2018D, 5.00%, 8/1/2027	500,000	628,623
See accompanying notes to financial statements.
99

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series R-2018D, 5.00%, 8/1/2029	$ 290,000	$ 362,196
Series R-2020C, 5.00%, 7/1/2025	610,000	721,278
Series R-2021C, 4.00%, 8/1/2036	4,060,000	5,061,440
Series R-H, 5.00%, 7/1/2026	110,000	127,653
		153,159,210
WEST VIRGINIA — 0.3%
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	2,000,000	2,459,539
West Virginia, State General Obligation:
5.00%, 12/1/2035	525,000	677,402
5.00%, 6/1/2044	500,000	635,383
Series A, 5.00%, 6/1/2024	140,000	159,165
Series A, 5.00%, 6/1/2025	230,000	270,792
Series A, 5.00%, 6/1/2026	130,000	157,938
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	881,010
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	557,631
Series B-GROUP 2, 5.00%, 12/1/2038	1,000,000	1,261,491
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	943,124
Series B-GROUP 2, 5.00%, 12/1/2040	3,000,000	3,772,496
		11,775,971
WISCONSIN — 1.5%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	3,180,000	3,405,180
Madison, WI, General Obligation:
Series A, 4.00%, 10/1/2023	110,000	119,151
Series A, 4.00%, 10/1/2025	690,000	791,234
Milwaukee, WI, General Obligation:
2.25%, 3/1/2028	500,000	531,621
Series N2, 4.00%, 3/1/2022	200,000	205,041
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	140,976
Series N4 & B5 CORP, 5.00%, 4/1/2027	895,000	1,105,382
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	356,809
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	2,000,000	2,491,368
Series B, 5.00%, 5/1/2031	105,000	126,405
Series B, 5.00%, 5/1/2032	550,000	662,123
Series B, 5.00%, 5/1/2033	115,000	138,444
Series B, 5.00%, 5/1/2034	275,000	330,336
Series B, 5.00%, 5/1/2035	350,000	419,323
See accompanying notes to financial statements.
100

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Wisconsin, State Department of Transportation Revenue:
3.00%, 7/1/2041	$ 805,000	$ 898,265
4.00%, 7/1/2038	750,000	915,261
4.00%, 7/1/2039	910,000	1,107,863
Series 1, 5.00%, 7/1/2024	205,000	233,808
Series 1, 5.00%, 7/1/2026	1,270,000	1,550,344
Series A, 5.00%, 7/1/2031	320,000	364,350
Wisconsin, State Environmental Improvement Fund Revenue:
5.00%, 6/1/2032	910,000	1,069,842
Series A, 5.00%, 6/1/2026	140,000	165,189
Series A, 5.00%, 6/1/2027	330,000	389,374
Series A, 5.00%, 6/1/2034	965,000	1,132,450
Series A, 5.00%, 6/1/2036	500,000	649,090
Series A, 5.00%, 6/1/2037	750,000	970,631
Wisconsin, State General Obligation:
4.00%, 5/1/2029	680,000	808,012
5.00%, 5/1/2022	500,000	520,295
5.00%, 5/1/2025	85,000	99,898
5.00%, 5/1/2027	135,000	158,267
5.00%, 11/1/2028	205,000	255,787
5.00%, 5/1/2029	160,000	187,776
5.00%, 5/1/2030	4,010,000	4,699,456
5.00%, 5/1/2031	2,000,000	2,338,878
Series 1, 5.00%, 5/1/2024	110,000	119,744
Series 1, 5.00%, 11/1/2025	290,000	339,982
Series 1, 5.00%, 11/1/2027	775,000	908,572
Series 1, 5.00%, 5/1/2030	2,000,000	2,682,961
Series 2, 5.00%, 11/1/2024	1,145,000	1,322,087
Series 2, 5.00%, 11/1/2025	1,410,000	1,685,259
Series 2, 5.00%, 11/1/2027	1,780,000	2,224,118
Series 3, 5.00%, 11/1/2023	180,000	191,643
Series 3, 5.00%, 11/1/2027	660,000	824,673
Series 3, 5.00%, 11/1/2028	3,650,000	4,554,263
Series 3, 5.00%, 11/1/2031	530,000	653,650
Series 4, 5.00%, 5/1/2025	375,000	432,998
Series A, 5.00%, 5/1/2025	5,000,000	5,876,356
Series A, 5.00%, 5/1/2026	355,000	402,183
Series A, 5.00%, 5/1/2027	1,045,000	1,216,692
Series A, 5.00%, 5/1/2028	920,000	1,001,141
Series A, 5.00%, 5/1/2035	130,000	151,273
Series B, 4.00%, 5/1/2023	355,000	380,028
See accompanying notes to financial statements.
101

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2022	$ 500,000	$ 532,412
Series D, 4.00%, 5/1/2029	105,000	115,318
Series D, 5.00%, 5/1/2032	120,000	135,625
Series D, 5.00%, 5/1/2033	1,240,000	1,398,080
		56,487,287
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,500,269,305)		3,692,375,162
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (e) (f) (Cost $10,638,640)	10,638,640	10,638,640
TOTAL INVESTMENTS — 99.2% (Cost $3,510,907,945)		3,703,013,802
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		29,068,057
NET ASSETS — 100.0%		$ 3,732,081,859
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.3%
Assured Guaranty Municipal Corp.	0.4%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2021.
See accompanying notes to financial statements.
102

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,692,375,162	$—	$3,692,375,162
Short-Term Investment	10,638,640	—	—	10,638,640
TOTAL INVESTMENTS	$10,638,640	$3,692,375,162	$—	$3,703,013,802
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,512,703	$4,512,703	$316,675,150	$310,549,213	$—	$—	10,638,640	$10,638,640	$4,772

See accompanying notes to financial statements.
103

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.7%
ALABAMA — 0.6%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2021	$ 205,000	$ 206,646
Series A, 5.00%, 9/1/2022	3,090,000	3,265,853
Series A, 5.00%, 9/1/2023	3,950,000	4,357,776
Series B, 5.00%, 9/1/2023	5,750,000	6,343,598
Series B, 5.00%, 9/1/2024	3,560,000	4,084,353
Alabama, Public School and College Authority Revenue Series A, 5.00%, 11/1/2025	670,000	800,797
Jefferson, AL, General Obligation:
5.00%, 9/15/2022	1,000,000	1,057,538
5.00%, 9/15/2025	1,100,000	1,303,118
Series A, 5.00%, 4/1/2023	3,375,000	3,651,274
Series A, 5.00%, 4/1/2024	2,750,000	3,096,631
University of Alabama Revenue 5.00%, 7/1/2024	725,000	825,714
		28,993,298
ARIZONA — 2.3%
Arizona School Facilities Board Series A, 5.00%, 9/1/2021	250,000	251,999
Arizona School Lottery Revenue:
5.00%, 7/1/2023	1,750,000	1,917,758
5.00%, 7/1/2024	9,450,000	10,768,844
Arizona State Transportation Board 5.00%, 7/1/2025	1,000,000	1,178,933
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,582,649
Series B, 5.00%, 7/1/2023	8,000,000	8,777,039
Arizona, Phoenix Civic Improvement Corp., Water System Revenue Series A, 5.00%, 7/1/2021	100,000	100,000
Arizona, Salt River Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2026	2,010,000	2,413,480
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	6,710,000	7,200,829
5.00%, 1/1/2024	6,275,000	7,020,173
5.00%, 1/1/2025	4,670,000	5,426,517
Series A, 5.00%, 1/1/2023	4,355,000	4,673,564
See accompanying notes to financial statements.
104

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2024	$ 1,965,000	$ 2,198,349
Series A, 5.00%, 1/1/2026	8,350,000	10,026,146
Arizona, State 5.00%, 9/1/2022	185,000	195,372
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2021	265,000	265,000
5.00%, 7/1/2023	3,960,000	4,338,776
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	104,852
Gilbert Water Resource Municipal Property Corp. Revenue 5.00%, 7/1/2025	1,180,000	1,393,714
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	15,288,992
Maricopa County Series A, 5.00%, 7/1/2023	1,725,000	1,888,905
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2021	290,000	290,000
5.00%, 7/1/2022	355,000	372,336
Maricopa County, AZ, Special Health Care District, General Obligation:
5.00%, 7/1/2022	250,000	262,183
Series D, 5.00%, 7/1/2026	3,200,000	3,879,943
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2023	4,900,000	5,369,722
5.00%, 7/1/2024	6,200,000	7,067,273
State of Arizona Series A, 5.00%, 10/1/2023	760,000	841,141
State of Arizona Lottery Revenue 5.00%, 7/1/2026	5,000,000	6,092,671
		111,187,160
ARKANSAS — 0.0% (a)
Arkansas, State General Obligation:
5.00%, 6/15/2022	500,000	523,280
5.00%, 6/15/2023	565,000	618,445
		1,141,725
CALIFORNIA — 18.3%
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2021	100,000	100,993
See accompanying notes to financial statements.
105

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
California Infrastructure & Economic Development Bank Revenue:
5.00%, 6/1/2026	$ 4,500,000	$ 5,496,436
Series 2016, 5.00%, 10/1/2023	500,000	553,980
California Municipal Finance Authority Revenue Series A, 5.00%, 10/1/2022	245,000	259,803
California State Public Works Board:
Series B, 5.00%, 5/1/2023	1,000,000	1,087,617
Series B, 5.00%, 5/1/2024	1,200,000	1,358,798
Series B, 5.00%, 10/1/2024	905,000	1,040,843
Series B, 5.00%, 5/1/2025	1,475,000	1,731,677
Series B, 5.00%, 5/1/2026	1,100,000	1,333,580
Series C, 5.00%, 11/1/2022	4,410,000	4,694,648
Series C, 5.00%, 11/1/2023	5,240,000	5,820,369
Series C, 5.00%, 11/1/2024	7,290,000	8,409,595
California, Bay Area Toll Authority Revenue 2.00%, 4/1/2053 (b)	5,000,000	5,176,084
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.10%, 4/1/2045 (b)	15,085,000	15,156,584
Series B, 2.25%, 4/1/2045 (b)	28,000,000	28,143,245
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	134,205
California, State Department of Water Resources Center Valley Project Revenue:
5.00%, 12/1/2022	600,000	641,299
5.00%, 12/1/2025	800,000	961,506
5.00%, 12/1/2026	670,000	832,154
Series AW, 5.00%, 12/1/2022	1,530,000	1,635,314
Series AX, 5.00%, 12/1/2022	3,500,000	3,740,914
Series BA, 5.00%, 12/1/2022	575,000	614,579
Series BB, 5.00%, 12/1/2023	2,330,000	2,601,577
Series BB, 5.00%, 12/1/2024	12,730,000	14,776,241
Series BB, 5.00%, 12/1/2025	8,165,000	9,813,372
California, State Department of Water Resources Power Supply Revenue Series BA, 5.00%, 12/1/2023	750,000	837,418
California, State General Obligation:
3.00%, 3/1/2026	9,495,000	10,596,540
4.00%, 9/1/2021	150,000	150,961
4.00%, 9/1/2022	700,000	731,529
4.00%, 10/1/2023	10,000,000	10,855,444
See accompanying notes to financial statements.
106

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.00%, 11/1/2023	$ 3,655,000	$ 3,978,498
4.00%, 4/1/2024	10,000,000	11,025,132
4.00%, 10/1/2024	37,530,000	42,004,390
4.00%, 3/1/2026	5,000,000	5,810,378
5.00%, 8/1/2021	100,000	100,395
5.00%, 8/1/2022	790,000	831,594
5.00%, 9/1/2022	3,080,000	3,254,538
5.00%, 11/1/2022	28,035,000	29,848,444
5.00%, 8/1/2023	3,850,000	4,236,279
5.00%, 9/1/2023	325,000	358,850
5.00%, 10/1/2023	10,000,000	11,079,595
5.00%, 11/1/2023	660,000	733,755
5.00%, 4/1/2024	15,050,000	17,004,577
5.00%, 8/1/2024	20,120,000	23,025,763
5.00%, 9/1/2024	510,000	585,466
5.00%, 10/1/2024	5,500,000	6,333,288
5.00%, 11/1/2024	5,000,000	5,775,108
5.00%, 4/1/2025	700,000	820,606
5.00%, 8/1/2025	810,000	960,473
5.00%, 10/1/2025	2,000,000	2,384,809
5.00%, 11/1/2025	29,970,000	35,834,967
5.00%, 12/1/2025	14,000,000	16,785,530
5.00%, 12/1/2026	17,500,000	21,629,755
Series B, 5.00%, 8/1/2022	2,680,000	2,821,104
Series B, 5.00%, 8/1/2024	10,000,000	11,444,216
California, State University Revenue:
Series A, 5.00%, 11/1/2022	4,460,000	4,749,115
Series A, 5.00%, 11/1/2023	3,450,000	3,832,968
Campbell, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2021	250,000	250,785
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	30,995,000	35,434,188
City of Los Angeles CA, General Obligation Series B, 5.00%, 9/1/2022	630,000	665,854
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	1,200,000	1,323,055
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,573,792
East Side Union High School District, General Obligation:
Series C, 2.00%, 8/1/2025	10,000,000	10,640,634
See accompanying notes to financial statements.
107

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series C, 3.00%, 8/1/2023	$ 1,000,000	$ 1,058,166
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 10/1/2022	4,300,000	4,558,686
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	3,750,000	4,127,073
Long Beach, CA, Community College District, General Obligation Seres C, 4.00%, 8/1/2022	5,000,000	5,210,393
Los Angeles County Metropolitan Transportation Authority:
Series A, 5.00%, 7/1/2025	4,080,000	4,829,641
Series A, 5.00%, 7/1/2026	4,280,000	5,234,259
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2021	400,000	400,000
Series A, 5.00%, 7/1/2022	1,100,000	1,153,490
Series A, 5.00%, 6/1/2023	735,000	803,168
Series A, 5.00%, 7/1/2023	3,675,000	4,029,621
Series B, 5.00%, 7/1/2022	800,000	838,902
Los Angeles County, Metropolitan Transportation Authority 5.00%, 6/1/2025	4,995,000	5,885,163
Los Angeles, CA, Community College District, General Obligation:
Series C, 5.00%, 8/1/2022	500,000	526,325
Series I, 3.00%, 8/1/2023	250,000	264,757
Los Angeles, CA, Department of Airports Revenue:
Series B, 5.00%, 5/15/2026	2,385,000	2,900,012
Series C, 5.00%, 5/15/2023	1,200,000	1,307,097
Series C, 5.00%, 5/15/2024	600,000	681,152
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	300,000	300,000
Series B, 5.00%, 7/1/2024	19,900,000	22,728,646
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2023	1,720,000	1,887,063
Los Angeles, CA, Department of Water & Power System Revenue:
5.00%, 7/1/2025	3,715,000	4,397,577
Series B, 5.00%, 7/1/2023	11,000,000	12,061,450
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 6/1/2023	660,000	721,079
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.00%, 11/1/2023	4,410,000	4,901,926
See accompanying notes to financial statements.
108

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2024	$ 8,490,000	$ 9,652,967
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2021	315,000	315,000
Series A, 5.00%, 7/1/2022	27,070,000	28,383,558
Series A, 5.00%, 7/1/2023	21,640,000	23,723,590
Series A, 5.00%, 7/1/2024	20,425,000	23,132,855
Series A, 5.00%, 7/1/2025	6,465,000	7,647,195
Series A, 5.00%, 7/1/2026	14,660,000	17,896,101
Series B-1, 5.00%, 7/1/2024	1,845,000	2,104,869
Los Angeles, CA, Wastewater System Revenue Series B, 5.00%, 6/1/2022	1,570,000	1,640,267
Metropolitan Water District of Southern California Revenue:
Series A, 5.00%, 7/1/2024	500,000	570,910
Series B, 4.00%, 10/1/2023 (c)	4,785,000	5,193,542
Series B, 4.00%, 10/1/2024 (c)	3,000,000	3,363,059
Series B, 4.00%, 10/1/2025 (c)	1,465,000	1,688,416
Series C, 5.00%, 7/1/2023	1,500,000	1,646,012
Series C, 5.00%, 7/1/2024	2,000,000	2,286,227
Miracosta, State Community College District Series B, 4.00%, 8/1/2023	4,000,000	4,320,031
Mountain, CA, View Los Altos Union High School District, General Obligation 3.00%, 8/1/2022	5,200,000	5,362,667
Municipal Improvement Corp. of Los Angeles, Revenue Series A, 5.00%, 11/1/2024	650,000	751,468
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,471,104
5.00%, 2/15/2024	6,300,000	7,082,427
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	18,000,000	18,511,382
Peralta Community College District, General Obligation Series A, 5.00%, 8/1/2022	585,000	615,801
Riverside Unified School District, General Obligation Series B, 4.00%, 8/1/2022	2,000,000	2,084,157
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2025	2,390,000	2,867,851
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, 5.00%, 8/15/2049 (b)	7,500,000	8,125,038
Series E, 5.00%, 8/15/2022	3,860,000	4,072,716
Series E, 5.00%, 8/15/2024	3,610,000	4,142,200
See accompanying notes to financial statements.
109

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
San Diego County Water Authority Series A-REV, 5.00%, 5/1/2026	$ 2,250,000	$ 2,739,791
San Francisco, CA, Bay Area Rapid Transit District:
Series C-1, 5.00%, 8/1/2024	1,580,000	1,808,711
Series C-1, 5.00%, 8/1/2025	1,695,000	2,012,152
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,214,485
Series C, 2.13%, 10/1/2048 (b)	15,000,000	15,476,958
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2023	3,280,000	3,644,098
5.00%, 11/1/2024	4,845,000	5,592,585
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2021	100,000	101,616
San Francisco, Unified School District:
4.00%, 6/15/2024	3,605,000	3,995,285
4.00%, 6/15/2025	10,740,000	12,249,924
Series B, 4.00%, 6/15/2024	2,445,000	2,709,701
San Jose Evergreen Community College District, General Obligation:
Series B, 4.00%, 9/1/2022	1,800,000	1,881,724
Series B, 4.00%, 9/1/2023	1,200,000	1,299,623
San Jose Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2021	300,000	301,167
Series B, 5.00%, 8/1/2022	3,260,000	3,429,814
San Juan, Unified School District:
3.00%, 8/1/2024	7,045,000	7,628,369
3.00%, 8/1/2025	2,500,000	2,761,208
San Mateo Foster City Public Financing Authority Revenue Series B, 5.00%, 8/1/2025 (c)	4,905,000	5,800,882
San Mateo Union High School District, General Obligation Series A, 4.00%, 9/1/2023	525,000	568,109
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2022	4,690,000	4,899,906
Series A, 5.00%, 6/1/2023	4,385,000	4,792,579
Sonoma County, CA, Junior College District, General Obligation Series B, 4.00%, 8/1/2022	10,000,000	10,420,787
Southern California, Metropolitan Water District Revenue:
Series B, 4.00%, 8/1/2023	255,000	274,480
See accompanying notes to financial statements.
110

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2022	$ 12,150,000	$ 12,745,435
Southern California, State Public Power Authority Revenue:
5.00%, 4/1/2024	5,750,000	6,432,829
5.00%, 7/1/2025	800,000	946,988
5.00%, 7/1/2026	750,000	918,466
State Center Community College District 3.00%, 8/1/2023	16,155,000	17,091,194
University of California, Revenue:
Series A, 5.00%, 11/1/2021	525,000	533,484
Series B-2, 4.00%, 11/1/2049 (b)	100,000	100,312
Series BE, 5.00%, 5/15/2023	1,600,000	1,744,689
Series BE, 5.00%, 5/15/2024	1,500,000	1,705,196
		880,704,809
COLORADO — 1.5%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	1,750,000	1,949,918
Boulder Valley School District No Re-2 Boulder, General Obligation Series B, 3.00%, 12/1/2022	500,000	520,295
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2024	2,000,000	2,314,017
Series A, 5.00%, 11/15/2025	1,050,000	1,256,565
Series A-1, 5.00%, 11/15/2023	2,000,000	2,227,014
Series A-3, 5.00%, 11/15/2022	9,200,000	9,814,900
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2021	100,000	100,393
Series B, 5.00%, 8/1/2023	10,825,000	11,913,484
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,738,330
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	5,862,965
Pueblo, CO, City Schools District No. 60, General Obligation:
5.00%, 12/15/2023	3,215,000	3,592,052
5.00%, 12/15/2024	3,900,000	4,524,532
5.00%, 12/15/2025	4,225,000	5,065,820
5.00%, 12/15/2026	4,650,000	5,736,905
State of Colorado:
Series A, 5.00%, 12/15/2024	2,750,000	3,188,316
Series A, 5.00%, 12/15/2025	7,250,000	8,682,196
		72,487,702
See accompanying notes to financial statements.
111

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
CONNECTICUT — 1.8%
Connecticut State Health & Educational Facilities Authority, Revenue Series 2017 B-2-REMK 7/1/20, 0.55%, 7/1/2037 (b)	$ 4,305,000	$ 4,322,412
Connecticut, State General Obligation:
Series A, 3.00%, 4/15/2024	500,000	537,468
Series A, 5.00%, 4/15/2023	1,840,000	1,999,097
Series B, 4.00%, 6/1/2026	7,445,000	8,668,903
Series C, 3.00%, 6/1/2023	500,000	527,169
Connecticut, State Health & Educational Facility Authority Revenue:
Series 2015-A-REMK 0, 0.38%, 7/1/2035 (b)	12,000,000	12,004,805
Series A, 5.00%, 7/1/2025	1,860,000	2,199,308
Series A-2, 5.00%, 7/1/2042 (b)	15,260,000	16,002,059
Series C-2, 5.00%, 7/1/2057 (b)	32,130,000	34,582,544
State of Connecticut, Special Tax Revenue:
Series A, 4.00%, 5/1/2023	2,050,000	2,194,135
Series A, 5.00%, 5/1/2025	855,000	1,004,142
Series C, 5.00%, 1/1/2026 (c)	500,000	588,544
		84,630,586
DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 2/1/2024	6,935,000	7,790,108
5.00%, 3/1/2024	880,000	991,793
5.00%, 2/1/2025	2,780,000	3,241,026
Series A, 5.00%, 2/1/2022	875,000	899,883
Series A, 5.00%, 3/1/2024	1,040,000	1,172,119
Series A, 5.00%, 10/1/2024	5,000,000	5,762,807
Series A, 5.00%, 1/1/2025	3,265,000	3,795,154
Series A, 5.00%, 2/1/2025	4,315,000	5,030,585
Series D, 5.00%, 7/1/2022	575,000	603,080
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2021	360,000	360,000
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	276,930
		29,923,485
DISTRICT OF COLUMBIA — 1.6%
District of Columbia, General Obligation:
Series A, 5.00%, 3/1/2023	505,000	545,901
Series A, 5.00%, 6/1/2023	2,720,000	2,972,820
Series A, 5.00%, 10/15/2023	9,000,000	9,985,352
See accompanying notes to financial statements.
112

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2024	$ 1,780,000	$ 2,002,571
Series A, 5.00%, 3/1/2025	6,040,000	7,045,598
Series A, 5.00%, 3/1/2026	9,340,000	11,250,455
Series A, 5.00%, 10/15/2026	5,000,000	6,165,571
Series C, 5.00%, 10/1/2026	5,000,000	6,129,387
Series D, 5.00%, 6/1/2022	525,000	548,447
Series D, 5.00%, 6/1/2023	3,325,000	3,634,054
Series D, 5.00%, 6/1/2024	505,000	574,448
District of Columbia, Water & Sewer Authority Revenue Series C, 1.75%, 10/1/2054 (b)	8,250,000	8,594,631
Washington Convention & Sports Authority, Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,177,125
Washington Metropolitan Area Transit Authority, Revenue:
Seres A, 5.00%, 7/15/2024	2,000,000	2,286,338
Seres A, 5.00%, 7/15/2025	2,000,000	2,366,195
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2022	2,335,000	2,475,472
Series B, 5.00%, 10/1/2023	3,000,000	3,319,578
Series B, 5.00%, 10/1/2024	2,000,000	2,300,205
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2025	500,000	589,467
Series B, 5.00%, 7/1/2022	2,500,000	2,620,279
		78,583,894
FLORIDA — 2.8%
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	1,250,000	1,437,628
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2024	10,775,000	12,253,413
Series A, 5.00%, 6/1/2025	9,745,000	11,489,993
Series B, 5.00%, 6/1/2022	555,000	579,787
Series B, 5.00%, 6/1/2024	1,065,000	1,211,126
Series B, 5.00%, 6/1/2025	2,915,000	3,436,976
Series C, 5.00%, 6/1/2024	3,940,000	4,480,598
Series D, 5.00%, 6/1/2024	4,880,000	5,549,574
Series E, 5.00%, 6/1/2022	125,000	130,583
Series E, 5.00%, 6/1/2025	3,030,000	3,572,568
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	3,310,000	3,628,001
Series A, 5.00%, 7/1/2024	1,450,000	1,654,234
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2022	2,700,000	2,831,574
See accompanying notes to financial statements.
113

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 8/1/2021	$ 240,000	$ 240,945
Series A, 5.00%, 9/1/2022	13,315,000	14,066,311
Florida, State Department of Transportation Turnpike System Revenue:
Series A, 5.00%, 7/1/2022	500,000	524,314
Series B, 5.00%, 7/1/2025	9,275,000	10,966,978
Florida, State General Obligation Series A, 5.00%, 6/1/2024	500,000	568,604
Florida, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2022	150,000	157,294
Florida's Turnpike Enterprise Revenue Series B, 5.00%, 7/1/2021	125,000	125,000
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2021	375,000	379,485
Series A, 5.00%, 10/1/2022	3,125,000	3,312,592
Hillsborough County, FL, School Board:
5.00%, 7/1/2022	275,000	288,089
5.00%, 7/1/2023	6,855,000	7,497,671
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2023	7,250,000	8,013,664
Series A, 5.00%, 10/1/2024	5,750,000	6,603,013
JEA Water & Sewer System Revenue Series A, 5.00%, 10/1/2025	2,070,000	2,460,573
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2024	500,000	562,877
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2022	200,000	209,334
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2021	500,000	506,056
Series A, 5.00%, 10/1/2023	500,000	553,621
Series A, 5.00%, 10/1/2026	700,000	860,962
Palm Beach County, FL, School Board Series B, 5.00%, 8/1/2021	105,000	105,411
Palm Beach County, School District:
5.00%, 8/1/2025	785,000	926,981
Series A, 5.00%, 8/1/2023	12,045,000	13,229,612
Series B, 5.00%, 8/1/2021	100,000	100,391
Palm Beach County, School District Lease Revenue Series A, 5.00%, 8/1/2021	345,000	346,350
Polk, County School District, Revenue:
5.00%, 10/1/2023	1,500,000	1,659,431
See accompanying notes to financial statements.
114

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 10/1/2024	$ 1,250,000	$ 1,436,752
State of Florida, General Obligation 5.00%, 7/1/2023	620,000	679,565
Volusia County, FL, School Board Corporation Series B, 5.00%, 8/1/2024	5,500,000	6,277,894
		134,915,825
GEORGIA — 2.6%
Atlanta, GA, Water & Wastewater System Revenue Series F-SUB, 5.00%, 7/1/2023	3,000,000	3,285,685
City of Atlanta GA Water & Wastewater Revenue Series A, 5.00%, 11/1/2024	695,000	802,991
City of Atlanta, GA, Airport & Marina Revenue Series F-SUB, 5.00%, 7/1/2024	5,320,000	6,062,460
Georgia, State General Obligation:
Series A, 5.00%, 8/1/2025	15,000,000	17,806,653
Series A-1, 5.00%, 2/1/2022	175,000	179,977
Series A-1, 5.00%, 2/1/2023	1,225,000	1,318,913
Series A-BIDDING GROUP 1, 5.00%, 7/1/2026 (c)	12,500,000	15,286,971
Series C, 5.00%, 7/1/2022	11,700,000	12,271,361
Series C, 5.00%, 7/1/2025	3,000,000	3,551,207
Series C-1, 4.00%, 1/1/2025	2,265,000	2,555,771
Series C-1, 5.00%, 1/1/2023	4,500,000	4,827,053
Series C-1, 5.00%, 7/1/2023	10,000,000	10,967,069
Series E, 5.00%, 12/1/2025	5,640,000	6,778,618
Series E, 5.00%, 12/1/2026	750,000	928,797
Series F, 5.00%, 1/1/2023	500,000	536,339
Series F, 5.00%, 7/1/2025	8,110,000	9,600,095
Series F, 5.00%, 1/1/2026	500,000	601,853
Gwinnett County, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	525,000	577,790
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,803,101
Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 9/1/2025	2,000,000	2,374,544
Series B, 5.00%, 9/1/2025	5,980,000	7,099,886
Richmond County, Board of Education, General Obligation 5.00%, 10/1/2022	525,000	556,652
		123,773,786
HAWAII — 1.2%
City & County of Honolulu, HI, General Obligation:
5.00%, 9/1/2023	660,000	720,679
See accompanying notes to financial statements.
115

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 5.00%, 3/1/2025	$ 14,780,000	$ 17,276,046
Series D, 5.00%, 9/1/2022	4,710,000	4,977,477
Series D, 5.00%, 8/1/2025	4,825,000	5,721,336
Series E, 5.00%, 9/1/2024 (b)	10,000,000	10,901,200
Hawaii, State General Obligation:
5.00%, 10/1/2024	500,000	575,227
Seres FW, 5.00%, 1/1/2024	1,200,000	1,341,544
Series EY, 5.00%, 10/1/2021	140,000	141,699
Series EZ, 5.00%, 10/1/2022	150,000	159,122
Series FE, 5.00%, 10/1/2022	120,000	127,297
Series FG, 5.00%, 10/1/2022	2,775,000	2,943,746
Series FH, 5.00%, 10/1/2022	4,850,000	5,144,926
Series FK, 4.00%, 5/1/2022	3,770,000	3,891,739
Series FK, 5.00%, 5/1/2025	1,005,000	1,180,308
Series FT, 5.00%, 1/1/2022	500,000	512,153
		55,614,499
ILLINOIS — 1.0%
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	575,000	608,015
4.00%, 7/1/2026	2,100,000	2,428,546
5.00%, 7/1/2021	500,000	500,000
5.00%, 1/1/2022	395,000	404,541
5.00%, 1/1/2023	500,000	536,182
5.00%, 1/1/2024	7,995,000	8,940,167
5.00%, 1/1/2025	2,895,000	3,361,779
5.00%, 7/1/2025	9,500,000	11,224,724
5.00%, 1/1/2026	8,460,000	10,149,870
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,250,000	9,693,123
Illinois, State Sales Tax Revenue Series C, 5.00%, 6/15/2022	180,000	187,486
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	2,000,000	2,229,524
McHenry County, IL, Conservation District, General Obligation 5.00%, 2/1/2023	250,000	268,297
		50,532,254
INDIANA — 0.3%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	370,000
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	538,332
See accompanying notes to financial statements.
116

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 2/1/2024	$ 1,500,000	$ 1,684,955
5.00%, 2/1/2025	5,910,000	6,885,493
Series A, 5.00%, 12/1/2022	125,000	133,530
Series A, 5.00%, 6/1/2024	545,000	619,778
Series A, 5.00%, 6/1/2025	1,175,000	1,384,900
Purdue, IN, University Revenue Series CC, 5.00%, 7/1/2023	1,100,000	1,205,912
		12,822,900
IOWA — 0.3%
Iowa, State Revenue:
5.00%, 6/15/2022	810,000	847,714
5.00%, 6/15/2023	2,255,000	2,465,514
5.00%, 6/15/2026	500,000	607,345
Series A, 5.00%, 6/1/2023	9,025,000	9,849,263
		13,769,836
KANSAS — 0.3%
Johnson County, Public Building Commission Revenue:
5.00%, 9/1/2022	1,045,000	1,104,218
Series A, 5.00%, 9/1/2021	345,000	347,758
Series A, 5.00%, 9/1/2023	7,500,000	8,279,427
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	850,000	937,554
Kansas Development Finance Authority, Revenue Series B, 5.00%, 5/1/2025	2,000,000	2,348,872
Kansas, State Department of Transportation, Highway Revenue Series A, 5.00%, 9/1/2023	2,400,000	2,646,661
		15,664,490
KENTUCKY — 0.0% (a)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	109,165
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 5.00%, 11/15/2021	500,000	509,011
		618,176
LOUISIANA — 0.6%
Louisiana, State General Obligation:
Series B, 5.00%, 8/1/2022	2,445,000	2,573,183
Series C, 5.00%, 8/1/2023	125,000	137,459
See accompanying notes to financial statements.
117

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
State of Louisiana, General Obligation:
5.00%, 9/1/2025	$ 1,500,000	$ 1,777,495
5.00%, 9/1/2026	1,150,000	1,403,711
Seres A, 5.00%, 3/1/2025	2,000,000	2,333,776
Series A, 5.00%, 3/1/2024	7,460,000	8,394,927
Series A, 5.00%, 3/1/2025	7,830,000	9,136,731
Series A, 5.00%, 3/1/2026	1,100,000	1,325,564
		27,082,846
MAINE — 0.2%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2022	175,000	182,832
Series B, 5.00%, 6/1/2023	50,000	54,648
Series D, 5.00%, 6/1/2023	4,250,000	4,645,031
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	262,080
State of Maine, General Obligation:
Seres B, 5.00%, 6/1/2024	2,230,000	2,535,973
Seres B, 5.00%, 6/1/2025	3,000,000	3,533,351
		11,213,915
MARYLAND — 5.4%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,443,578
Baltimore County, MD, General Obligation:
5.00%, 3/1/2024	8,310,000	9,351,454
5.00%, 3/1/2025	6,675,000	7,807,601
Series B, 5.00%, 10/15/2022	555,000	589,491
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,303,397
County of Prince George's MD, General Obligation Series A, 5.00%, 7/15/2024	5,000,000	5,717,482
Maryland, State Department of Transportation Revenue:
5.00%, 5/1/2022	9,705,000	10,098,932
5.00%, 9/1/2022	15,010,000	15,862,406
5.00%, 5/1/2023	8,240,000	8,969,922
5.00%, 11/1/2023	5,005,000	5,563,067
5.00%, 9/1/2025	500,000	594,776
5.00%, 10/1/2025	18,565,000	22,145,645
5.00%, 10/1/2026	675,000	831,000
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	155,612
See accompanying notes to financial statements.
118

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 6/1/2023	$ 9,785,000	$ 10,694,501
5.00%, 6/1/2024	2,500,000	2,845,372
Series A, 5.00%, 3/15/2022	200,000	206,884
Series A, 5.00%, 8/1/2022	5,015,000	5,280,170
Series A, 5.00%, 3/15/2023	300,000	324,856
Series A, 5.00%, 8/1/2023	925,000	1,018,011
Series A, 5.00%, 3/15/2024	10,000,000	11,287,713
Series B, 5.00%, 8/1/2022	12,400,000	13,055,654
Series B, 5.00%, 8/1/2024	1,695,000	1,941,485
Series B, 5.00%, 8/1/2025	1,385,000	1,643,528
Series C, 5.00%, 8/1/2023	500,000	550,276
Series C, 5.00%, 8/1/2024	500,000	572,710
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	259,912
5.00%, 5/1/2023	1,500,000	1,629,980
Montgomery County, MD, General Obligation:
5.00%, 11/1/2022	600,000	638,978
Series A, 4.00%, 8/1/2024	16,000,000	17,836,090
Series A, 5.00%, 11/1/2021	500,000	508,097
Series A, 5.00%, 11/1/2022	980,000	1,043,664
Series A, 5.00%, 11/1/2023	15,765,000	17,530,659
Series A, 5.00%, 12/1/2023	1,960,000	2,186,936
Series B, 4.00%, 11/1/2025	13,335,000	15,385,542
Series B, 5.00%, 11/1/2021	125,000	127,024
Series C, 5.00%, 10/1/2025	520,000	620,535
Prince George County, MD, General Obligation:
Series A, 5.00%, 7/15/2022	645,000	677,715
Series A, 5.00%, 7/15/2023	12,520,000	13,755,929
Series A, 5.00%, 9/15/2023	5,000,000	5,530,796
Series A, 5.00%, 7/15/2024	14,860,000	16,992,356
Series A, 5.00%, 7/15/2025	5,150,000	6,102,047
Series B, 4.00%, 7/15/2022	105,000	109,239
Prince George's County, MD, General Obligation:
Series A, 5.00%, 7/15/2025	5,350,000	6,339,020
Series A, 5.00%, 9/15/2026	3,180,000	3,909,678
Washington, MD, Suburban Sanitary Commission, General Obligation 5.00%, 6/1/2023	3,000,000	3,276,418
		259,316,138
See accompanying notes to financial statements.
119

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
MASSACHUSETTS — 4.6%
Boston, MA, General Obligation:
5.00%, 11/1/2022	$ 7,640,000	$ 8,137,379
5.00%, 11/1/2023	4,655,000	5,175,198
5.00%, 11/1/2024	7,475,000	8,639,182
Series A, 5.00%, 5/1/2023	3,000,000	3,265,169
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2024	1,505,000	1,644,058
Series A, 5.00%, 6/15/2025	860,000	976,534
Commonwealth of Massachusetts, General Obligation:
Series B, 5.00%, 7/1/2025	1,000,000	1,182,424
Series D, 5.00%, 7/1/2026	2,055,000	2,508,628
Series E, 5.00%, 11/1/2025	3,805,000	4,549,618
Massachusetts, Bay Transportation Authority, Revenue:
5.00%, 7/1/2024	2,500,000	2,852,127
5.00%, 7/1/2025	2,500,000	2,952,783
Series A, 5.00%, 7/1/2025	3,400,000	4,024,701
Series A, 5.00%, 10/15/2025	6,900,000	8,251,148
Massachusetts, Development Finance Agency, Revenue Series A, 5.00%, 7/15/2023	5,000,000	5,493,582
Massachusetts, State Clean Water Trust, Revenue:
Series 20, 5.00%, 2/1/2025	1,300,000	1,515,081
Series 2017, 5.00%, 8/1/2021	100,000	100,392
Series 2017, 5.00%, 8/1/2022	1,545,000	1,626,172
Series 21-GREEN BOND, 5.00%, 8/1/2025	510,000	604,742
Massachusetts, State Development Finance Agency Revenue Series A, 5.00%, 7/15/2022	555,000	583,150
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2024	3,500,000	3,823,390
Series A, 5.00%, 6/15/2023	980,000	1,025,166
Massachusetts, State General Obligation:
Series A, 5.00%, 7/1/2022	2,875,000	3,014,805
Series A, 5.00%, 1/1/2024	3,675,000	4,112,397
Series A, 5.00%, 7/1/2025	8,000,000	9,459,388
Series B, 5.00%, 7/1/2023	2,250,000	2,466,164
Series B, 5.00%, 7/1/2024	1,595,000	1,820,172
Series C, 5.00%, 10/1/2022	7,930,000	8,411,188
Series C, 5.00%, 2/1/2023	6,725,000	7,240,562
Series D, 5.00%, 4/1/2024	1,200,000	1,356,200
Series D-2-R, 1.70%, 8/1/2043 (b)	36,700,000	37,300,856
Series E, 3.00%, 12/1/2023	8,000,000	8,537,110
See accompanying notes to financial statements.
120

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series E, 5.00%, 11/1/2022	$ 9,690,000	$ 10,319,490
Series E, 5.00%, 11/1/2023	5,720,000	6,357,791
Series E, 5.00%, 11/1/2024	10,825,000	12,507,014
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2024	2,865,000	3,257,202
Series A, 5.00%, 6/1/2023	5,780,000	6,312,566
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2025	6,320,000	7,485,596
Series C-GREEN, 4.00%, 8/1/2022	5,250,000	5,470,328
Series C-GREEN BOND, 5.00%, 8/1/2023	890,000	979,099
Series C-GREEN BOND, 5.00%, 8/1/2024	4,820,000	5,516,112
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2024	500,000	559,510
Series A, 5.00%, 1/1/2039 (b)	5,010,000	5,367,057
Series C, 5.00%, 1/1/2024	2,205,000	2,467,438
University of Massachusetts Building Authority Revenue Series 2019-1, 5.00%, 5/1/2025	500,000	588,263
		219,836,932
MICHIGAN — 0.8%
Ann Arbor School District, General Obligation 3.00%, 5/1/2022	10,000,000	10,236,536
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2025	3,000,000	3,517,052
Michigan, State Building Authority Revenue Series I-A, 5.00%, 10/15/2022	200,000	212,483
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2023	3,500,000	3,877,021
5.00%, 4/15/2024	2,500,000	2,826,710
Series I, 5.00%, 4/15/2022	50,000	51,909
Series I, 5.00%, 4/15/2023	1,500,000	1,628,400
Michigan, State General Obligation Series B, 4.00%, 11/1/2025	2,745,000	3,160,717
State of Michigan Trunk Line Revenue Series A, 5.00%, 11/15/2024	1,000,000	1,155,548
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2023	3,745,000	4,062,575
Series A, 5.00%, 4/1/2024	4,335,000	4,901,831
Series A, 5.00%, 4/1/2025	3,170,000	3,720,059
		39,350,841
See accompanying notes to financial statements.
121

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
MINNESOTA — 1.7%
City of Minneapolis MN 3.00%, 12/1/2025	$ 8,740,000	$ 9,715,763
County of Hennepin MN, General Obligation Series B, 5.00%, 12/15/2025	820,000	984,393
Minneapolis, State Paul Airports Commission Revenue Series A, 5.00%, 1/1/2025	2,685,000	3,114,865
Minnesota, State General Obligation:
3.00%, 8/1/2024	5,500,000	5,955,434
Series A, 5.00%, 8/1/2021	300,000	301,191
Series A, 5.00%, 10/1/2021	100,000	101,211
Series A, 5.00%, 8/1/2022	9,570,000	10,073,869
Series A, 5.00%, 8/1/2024	600,000	686,454
Series A, 5.00%, 8/1/2025	15,845,000	18,788,511
Series A, 5.00%, 8/1/2026	520,000	636,392
Series B, 5.00%, 8/1/2022	1,740,000	1,831,613
Series B, 5.00%, 8/1/2025	700,000	830,038
Series D, 5.00%, 8/1/2022	1,300,000	1,368,446
Series E, 3.00%, 8/1/2025	12,150,000	13,424,672
Series E, 5.00%, 10/1/2023	3,685,000	4,080,188
University of Minnesota, Revenue:
Series B, 5.00%, 12/1/2022	8,190,000	8,754,950
Series B, 5.00%, 12/1/2023	500,000	557,763
Series B, 5.00%, 12/1/2024	580,000	672,155
		81,877,908
MISSOURI — 0.4%
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	184,939
Metropolitan State Louis Sewer District, General Obligation Series A, 5.00%, 5/1/2025	850,000	1,000,047
Missouri, State Board of Public Buildings:
Series B, 5.00%, 10/1/2022	1,950,000	2,068,579
Series B, 5.00%, 10/1/2025	10,760,000	12,815,237
Missouri, State Highway & Transportation Commission Revenue Series B, 5.00%, 11/1/2022	4,980,000	5,302,823
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2021	225,000	225,886
		21,597,511
NEBRASKA — 0.2%
Omaha, NE, Metropolitan Utilities District Revenue 5.00%, 12/1/2022	200,000	213,648
See accompanying notes to financial statements.
122

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	$ 5,500,000	$ 6,042,940
Series A, 4.00%, 7/15/2024	1,125,000	1,251,705
		7,508,293
NEVADA — 0.9%
Clark County, NV, General Obligation:
5.00%, 11/1/2021	415,000	421,692
5.00%, 6/1/2022	120,000	125,348
5.00%, 6/1/2024	6,900,000	7,829,451
Series A, 5.00%, 11/1/2023	260,000	288,410
Series B, 5.00%, 12/1/2025	1,150,000	1,374,355
Clark County, NV, Revenue 5.00%, 7/1/2021	270,000	270,000
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2024	600,000	682,324
Series 2020A, 5.00%, 6/1/2025	7,720,000	9,102,386
Series B, 5.00%, 6/1/2024	3,755,000	4,270,215
Series B, 5.00%, 6/1/2025	500,000	589,533
Las Vegas Valley, Water District, General Obligation Series C, 5.00%, 6/1/2026	14,340,000	17,445,099
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	1,000,000	1,133,243
		43,532,056
NEW JERSEY — 0.4%
County of Union NJ,General Obligation:
Series A & B, 3.00%, 3/1/2022	580,000	591,085
Series A & B, 3.00%, 3/1/2025	500,000	548,264
Series A & B, 3.00%, 3/1/2026	4,165,000	4,593,277
Hudson County, Improvement Authority Revenue:
4.00%, 10/1/2024	650,000	725,701
4.00%, 10/1/2025	535,000	612,279
New Jersey Educational Facilities Authority Revenue Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2025	600,000	710,504
New Jersey, Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2023	2,135,000	2,341,921
Series B, 5.00%, 7/1/2025	1,535,000	1,817,706
New Jersey, State Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	5,095,000	5,343,285
		17,284,022
See accompanying notes to financial statements.
123

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
NEW MEXICO — 1.2%
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	$ 5,000,000	$ 5,468,836
Series A, 5.00%, 6/15/2024	8,000,000	9,103,583
Series D, 5.00%, 6/1/2022	250,000	261,142
New Mexico, State General Obligation:
Series A, 5.00%, 3/1/2022	1,025,000	1,057,910
Series B, 5.00%, 3/1/2025	500,000	584,041
New Mexico, State Severance Tax Permanent Fund Revenue:
5.00%, 7/1/2025	9,635,000	11,354,827
Series B, 4.00%, 7/1/2021	135,000	135,000
Series B, 4.00%, 7/1/2022	335,000	347,815
Series B, 4.00%, 7/1/2023	965,000	1,038,077
State of New Mexico Severance Tax Permanent Fund Series A, 5.00%, 7/1/2026	15,000,000	18,211,938
State of New Mexico, General Obligation:
5.00%, 3/1/2023	2,395,000	2,586,463
5.00%, 3/1/2026	5,000,000	6,038,123
		56,187,755
NEW YORK — 15.0%
Albany County, NY, General Obligation 5.00%, 4/1/2023	500,000	542,032
City of New York NY, General Obligation:
Series A-1, 5.00%, 8/1/2025	5,415,000	6,406,445
Series C, 5.00%, 8/1/2023	660,000	725,783
Series C, 5.00%, 8/1/2024	10,000,000	11,430,931
Series C, 5.00%, 8/1/2025	5,500,000	6,507,008
Series C-1, 5.00%, 8/1/2023	2,120,000	2,331,302
Series J-10-REMK 10/1, 5.00%, 8/1/2026	3,790,000	4,621,289
Metropolitan Transportation Authority Revenue Series A-1, 5.00%, 2/1/2023	20,000,000	21,461,284
Monroe County, NY, Industrial Development Agency Revenue:
5.00%, 5/1/2023	4,350,000	4,717,730
Series 2018, 5.00%, 5/1/2022	500,000	519,781
Monroe County, NY, Industrial Development Corp. Revenue:
5.00%, 7/1/2024	1,550,000	1,768,319
5.00%, 7/1/2025	1,000,000	1,181,987
Series A, 5.00%, 7/1/2023	500,000	546,876
Series A, 5.00%, 7/1/2024	685,000	781,483
Series B, 5.00%, 7/1/2023	600,000	656,251
See accompanying notes to financial statements.
124

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
New York & New Jersey, NY, Port Authority Revenue 5.00%, 10/15/2021	$ 155,000	$ 157,145
New York City Transitional Finance Authority Building Aid Revenue:
Series S-1, 5.00%, 7/15/2023	1,030,000	1,131,011
Series S-1, 5.00%, 7/15/2025	530,000	626,915
New York City Transitional Finance Authority Future Tax Secured Revenue 5.00%, 11/1/2021	500,000	508,063
New York City Water & Sewer System 4.00%, 6/15/2024	4,355,000	4,833,289
New York City Water & Sewer System Revenue:
Series A, 5.00%, 6/15/2023	140,000	153,148
Series CC, 5.00%, 6/15/2023	2,250,000	2,299,297
Series CC-, 5.00%, 6/15/2025	8,905,000	10,513,428
Series DD2, 5.00%, 6/15/2024	12,000,000	12,844,756
New York State Dormitory Authority, Revenue:
5.00%, 2/15/2022	5,000	5,150
5.00%, 2/15/2024	9,500,000	10,672,992
5.00%, 10/1/2024	1,060,000	1,216,138
5.00%, 10/1/2025 (d) (e)	1,200,000	1,427,534
Seres A, 5.00%, 7/1/2025	660,000	779,823
Series A, 5.00%, 9/15/2023	2,500,000	2,763,883
Series A, 5.00%, 9/15/2024	10,000,000	11,487,451
Series A, 5.00%, 9/15/2025	9,000,000	10,701,035
Series A, 5.00%, 3/15/2026	3,520,000	4,251,387
New York State Urban Development Corp., Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	665,000	719,860
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2024	615,000	700,620
5.00%, 6/15/2026	27,490,000	33,512,034
Series CC-, 5.00%, 6/15/2022	10,000,000	10,464,544
Series DD-2, 5.00%, 6/15/2025	2,635,000	2,944,030
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	160,000	168,065
Series S-3-SUBSER, 5.00%, 7/15/2024	570,000	651,135
Series S-4A, 5.00%, 7/15/2025	3,110,000	3,678,691
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	40,000	41,995
See accompanying notes to financial statements.
125

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series S-1, 5.00%, 7/15/2022	$ 200,000	$ 210,058
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	15,625,000	16,635,703
5.00%, 8/1/2023	4,300,000	4,729,532
5.00%, 11/1/2024	14,915,000	17,224,312
5.00%, 11/1/2025	15,795,000	18,863,470
Series 1-REMK 1/9/20, 5.00%, 11/1/2022	1,000,000	1,064,685
Series 21-A-RE, 5.00%, 11/1/2022	1,750,000	1,863,199
Series A-1, 5.00%, 8/1/2022	100,000	105,265
Series A-1, 5.00%, 8/1/2023	6,120,000	6,731,333
Series A-1, 5.00%, 8/1/2024	1,000,000	1,144,089
Series C, 5.00%, 11/1/2021	390,000	396,289
Series C, 5.00%, 11/1/2022	350,000	372,640
Series C, 5.00%, 11/1/2025	500,000	597,134
Series C-1, 5.00%, 5/1/2023	16,000,000	17,417,323
Series D-S, 5.00%, 11/1/2024	10,000,000	11,546,607
Series D-S, 5.00%, 11/1/2025	1,500,000	1,791,403
New York, NY, General Obligation:
Series A, 2.00%, 8/1/2021	100,000	100,151
Series A, 5.00%, 8/1/2022	15,600,000	16,419,604
Series A, 5.00%, 8/1/2023	17,615,000	19,370,698
Series A, 5.00%, 8/1/2026	550,000	670,636
Series A-1, 5.00%, 8/1/2023	525,000	577,327
Series B-1, 5.00%, 10/1/2025	1,065,000	1,266,937
Series C, 5.00%, 8/1/2022	14,850,000	15,630,199
Series C, 5.00%, 8/1/2023	4,165,000	4,580,128
Series C, 5.00%, 8/1/2024	865,000	988,776
Series E, 5.00%, 8/1/2022	740,000	778,879
Series E, 5.00%, 8/1/2023	5,000,000	5,498,353
Series E, 5.00%, 8/1/2024	18,195,000	20,798,579
Series E, 5.00%, 8/1/2025	1,750,000	2,070,411
Subseries D, 5.00%, 8/1/2038 (b)	20,000,000	21,853,170
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	108,711
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	191,790
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue 4.00%, 2/1/2023	1,485,000	1,571,803
New York, State Dormitory Authority Revenue:
Series A, 5.00%, 7/1/2022	1,220,000	1,279,452
See accompanying notes to financial statements.
126

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2022	$ 2,450,000	$ 2,597,072
Series A, 5.00%, 7/1/2023	740,000	810,781
Series A, 5.00%, 10/1/2023	8,785,000	9,706,348
Series A, 5.00%, 7/1/2024	1,380,000	1,570,897
Series A, 5.00%, 10/1/2024	1,575,000	1,805,346
Series B, 5.00%, 10/1/2024	600,000	688,380
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2021 (d) (e)	215,000	217,604
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2022	16,145,000	16,632,802
5.00%, 2/15/2023	125,000	134,815
Series A, 5.00%, 7/1/2022	655,000	686,919
Series A, 5.00%, 3/15/2024	7,000,000	7,890,036
Series B, 5.00%, 2/15/2023	1,500,000	1,617,776
Series B, 5.00%, 2/15/2026	770,000	927,563
Series D, 5.00%, 2/15/2022	13,275,000	13,676,088
Series D, 5.00%, 2/15/2023	9,950,000	10,731,247
Series D, 5.00%, 2/15/2024	9,680,000	10,875,221
Series D, 5.00%, 2/15/2025	3,500,000	4,079,803
Series D, 5.00%, 2/15/2026	22,530,000	27,140,239
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2025	500,000	584,927
Series A, 5.00%, 3/15/2022	7,500,000	7,757,071
Series A, 5.00%, 3/15/2023	26,995,000	29,221,990
Series C, 5.00%, 3/15/2022	1,550,000	1,603,128
Series C, 5.00%, 3/15/2023	930,000	1,006,722
Series C, 5.00%, 3/15/2025	4,780,000	5,591,901
Series E, 5.00%, 3/15/2022	640,000	661,937
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,014,709
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2022	6,120,000	6,403,743
5.00%, 6/15/2023	500,000	547,090
Series 2017A, 5.00%, 6/15/2023	540,000	590,857
Series A, 5.00%, 6/15/2023	3,655,000	3,999,227
Series A, 5.00%, 6/15/2024	1,400,000	1,594,461
Series A, 5.00%, 6/15/2025	2,590,000	3,056,689
Series B-SUB, 5.00%, 6/15/2026	720,000	877,331
New York, State General Obligation:
Series A, 5.00%, 2/15/2022	425,000	437,895
Series A, 5.00%, 2/15/2024	500,000	562,378
See accompanying notes to financial statements.
127

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2025	$ 8,070,000	$ 9,430,968
Series A, 5.00%, 3/15/2022	19,490,000	20,158,041
Series A, 5.00%, 3/15/2024	5,270,000	5,941,596
Series A-BIDDING GROUP 1, 5.00%, 3/15/2022	15,000,000	15,514,141
Series E, 5.00%, 3/15/2023	125,000	135,312
Series E GROUP 1, 5.00%, 3/15/2025	25,000,000	29,216,132
Series E GROUP 1, 5.00%, 3/15/2026	30,000,000	36,202,362
Port Authority of New York & New Jersey 5.00%, 11/15/2024	1,430,000	1,650,870
Port Authority of New York & New Jersey Revenue 5.00%, 7/15/2023	725,000	795,007
Town of Brookhaven NY,General Obligation:
Series C, 5.00%, 1/15/2025	7,585,000	8,840,504
Series C, 5.00%, 1/15/2026	3,475,000	4,191,616
Triborough, NY, Bridge & Tunnel Authority Revenue Series B, 5.00%, 11/15/2024	510,000	589,330
Utility Debt Securitization Authority Revenue:
Series B, 5.00%, 12/15/2023	1,325,000	1,354,205
Series B, 5.00%, 6/15/2024	1,000,000	1,046,166
Westchester County, NY, General Obligation Series D, 5.00%, 12/15/2024	600,000	696,082
		723,963,891
NORTH CAROLINA — 2.2%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	255,058
City of Charlotte NC Water & Sewer System Revenue:
5.00%, 7/1/2024	9,105,000	10,396,268
5.00%, 7/1/2025	2,000,000	2,367,471
City of Greensboro NC, General Obligation Series B, 5.00%, 10/1/2025	4,650,000	5,549,018
Guilford County, NC, General Obligation 5.00%, 3/1/2022	725,000	748,525
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,106,132
5.00%, 3/1/2024	9,045,000	10,194,058
5.00%, 3/1/2026	1,750,000	2,117,846
Series A, 5.00%, 9/1/2022	3,345,000	3,534,960
Series A, 5.00%, 9/1/2023	1,255,000	1,386,001
Series A, 5.00%, 4/1/2025	4,520,000	5,304,310
See accompanying notes to financial statements.
128

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 2/1/2023	$ 4,760,000	$ 5,118,607
Mecklenburg County, NC, Revenue Series A, 5.00%, 10/1/2021	280,000	283,384
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,179,024
5.00%, 6/1/2025	10,000,000	11,803,489
Series A, 5.00%, 6/1/2022	2,500,000	2,611,890
Series A, 5.00%, 6/1/2023	15,000,000	16,394,227
Series B, 5.00%, 6/1/2023	1,000,000	1,092,949
North Carolina, State Revenue Series B, 5.00%, 5/1/2022	1,100,000	1,144,555
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	146,749
5.00%, 10/1/2023	1,250,000	1,384,352
State of North Carolina, General Obligation Series B, 5.00%, 6/1/2025	625,000	737,718
Wake County, NC, Revenue:
5.00%, 3/1/2025	3,250,000	3,794,974
5.00%, 3/1/2026	650,000	784,622
Series A, 5.00%, 12/1/2022	125,000	133,586
Series A, 5.00%, 8/1/2023	5,000,000	5,499,455
Series A, 5.00%, 3/1/2026	1,400,000	1,693,556
		106,762,784
OHIO — 2.8%
City of Cincinnati OH, General Obligation:
5.00%, 12/1/2023	2,115,000	2,356,615
5.00%, 12/1/2025	500,000	598,513
Columbus, OH, General Obligation:
Seres A, 5.00%, 4/1/2024	1,850,000	2,091,355
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,652,309
Series 2018A, 5.00%, 4/1/2024	6,050,000	6,839,294
Series A, 3.00%, 8/15/2023	795,000	842,558
Series A, 5.00%, 4/1/2026	9,000,000	10,892,433
County of Cuyahoga OH Series D, 5.00%, 12/1/2025	10,000,000	11,926,763
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	106,809
Miami University, OH, Revenue:
5.00%, 9/1/2022	500,000	528,395
5.00%, 9/1/2025	3,020,000	3,584,186
See accompanying notes to financial statements.
129

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Ohio, State General Obligation:
5.00%, 9/1/2021	$ 200,000	$ 201,606
5.00%, 10/1/2024	2,600,000	2,991,179
5.00%, 12/15/2025	1,885,000	2,260,135
Series 2016-1, 5.00%, 12/15/2023	1,335,000	1,491,567
Series A, 5.00%, 9/1/2023	325,000	358,850
Series A, 5.00%, 12/1/2024	10,000,000	11,596,290
Series A, 5.00%, 3/15/2025	1,000,000	1,127,866
Series A, 5.00%, 5/1/2025	5,165,000	6,072,434
Series A, 5.00%, 6/15/2025	2,995,000	3,535,960
Series A, 5.00%, 12/1/2025	2,500,000	3,001,059
Series A, 5.00%, 5/1/2026	1,250,000	1,516,764
Series B, 5.00%, 8/1/2023	130,000	143,043
Series B, 5.00%, 9/15/2024	2,500,000	2,874,034
Series B, 5.00%, 8/1/2025	5,000,000	5,928,845
Series B, 5.00%, 9/15/2025	650,000	773,908
Series B, 5.00%, 10/1/2025	2,550,000	3,034,696
Series S, 5.00%, 5/1/2023	105,000	114,281
Series T, 5.00%, 11/1/2025	7,825,000	9,356,310
Series V, 5.00%, 5/1/2023	5,725,000	6,231,030
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2025	655,000	785,352
Seres 2019-1, 5.00%, 12/15/2023	2,500,000	2,791,234
Seres 2019-1, 5.00%, 12/15/2024	2,000,000	2,320,273
Ohio, State Water Development Authority Revenue:
5.00%, 12/1/2023	6,500,000	7,252,593
5.00%, 6/1/2024	500,000	568,917
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 12/1/2023	300,000	334,735
5.00%, 6/1/2024	3,325,000	3,783,301
5.00%, 12/1/2024	6,675,000	7,738,050
5.00%, 12/1/2025	1,480,000	1,775,189
		135,378,731
OKLAHOMA — 0.6%
City of Tulsa OK:
5.00%, 3/1/2023	500,000	539,971
5.00%, 3/1/2025	2,950,000	3,441,145
Oklahoma Capitol Improvement Authority Revenue 5.00%, 7/1/2023	500,000	547,192
See accompanying notes to financial statements.
130

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Oklahoma County, Independent School District, General Obligation:
0.05%, 7/1/2022	$ 500,000	$ 499,655
Seres A, 2.50%, 7/1/2023	11,100,000	11,617,969
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series 2020A, 5.00%, 7/1/2025	3,900,000	4,594,445
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	630,000	666,270
Series D, 5.00%, 1/1/2024	505,000	564,432
Oklahoma, State University, Revenue:
Series A, 5.00%, 1/1/2025	2,000,000	2,320,197
Series A, 5.00%, 9/1/2025	800,000	949,453
Series A, 5.00%, 1/1/2026	4,250,000	5,096,832
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	168,989
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	225,000	230,814
		31,237,364
OREGON — 1.2%
Multnomah County School District No 1, General Obligation:
5.00%, 6/15/2023	2,500,000	2,735,966
5.00%, 6/15/2025	2,230,000	2,629,896
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2021	125,000	127,258
Oregon, State General Obligation:
5.00%, 5/1/2026	6,745,000	8,184,460
Series A, 5.00%, 5/1/2022	8,830,000	9,187,657
Series A, 5.00%, 5/1/2024	11,000,000	12,475,718
Series A, 5.00%, 5/1/2025	770,000	905,603
Portland, OR, Community College District, General Obligation 5.00%, 6/15/2022	7,675,000	8,032,352
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 5/1/2023	6,470,000	7,040,631
Series B, 5.00%, 6/15/2022	4,250,000	4,447,463
Salem-Keizer School District No 24J, General Obligation 5.00%, 6/15/2025	705,000	830,817
		56,597,821
See accompanying notes to financial statements.
131

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
PENNSYLVANIA — 2.7%
Commonwealth of Pennsylvania, General Obligation:
5.00%, 5/15/2025	$ 9,245,000	$ 10,856,471
5.00%, 7/15/2025	7,000,000	8,266,257
5.00%, 5/15/2026	10,035,000	12,164,203
Series 2020, 5.00%, 5/1/2025	16,950,000	19,878,409
Series 2020, 5.00%, 5/1/2026	1,500,000	1,816,124
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2023	500,000	557,763
Pennsylvania, State General Obligation:
5.00%, 3/1/2022	850,000	877,291
5.00%, 7/15/2022	17,175,000	18,035,052
5.00%, 9/15/2024	3,000,000	3,441,578
5.00%, 1/1/2025	4,000,000	4,638,880
5.00%, 1/1/2024	605,000	675,878
Series 2016, 5.00%, 9/15/2023	615,000	678,849
Series 2018A, 5.00%, 3/1/2024	28,500,000	32,047,404
Series D, 5.00%, 8/15/2022	200,000	210,812
Series REF, 5.00%, 1/15/2023	9,500,000	10,201,995
Series REF, 5.00%, 1/15/2024	5,260,000	5,883,798
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	300,106
		130,530,870
SOUTH CAROLINA — 0.6%
Carolina, State General Obligation:
Series A, 5.00%, 4/1/2023	650,000	705,000
Series A, 5.00%, 4/1/2025	17,190,000	20,165,782
Fort Mill School District No 4, General Obligation Series B, 5.00%, 3/1/2024	1,250,000	1,407,013
Richmond County, Board of Education, General Obligation Series A, 5.00%, 3/1/2026	1,750,000	2,117,846
South Carolina, State General Obligation Series A, 5.00%, 4/1/2024	4,985,000	5,636,824
		30,032,465
TENNESSEE — 1.1%
City of Knoxville, TN,General Obligation 5.00%, 5/1/2025	8,235,000	9,678,358
City of Memphis TN, General Obligation 5.00%, 5/1/2024	5,000,000	5,658,623
See accompanying notes to financial statements.
132

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Hamilton, TN, General Obligation:
Series A, 5.00%, 4/1/2023	$ 4,350,000	$ 4,718,078
Series A, 5.00%, 4/1/2025	1,880,000	2,204,681
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2022	4,665,000	4,892,330
Series A, 5.00%, 7/1/2021	150,000	150,000
Series C, 5.00%, 7/1/2021	145,000	145,000
Series C, 5.00%, 1/1/2024	1,000,000	1,118,220
Nashville & Davidson County, TN, Metropolitan Government Revenue:
Series B, 5.00%, 5/15/2023	1,200,000	1,308,517
Series B, 5.00%, 7/1/2023	750,000	821,896
Series B, 5.00%, 7/1/2025	1,000,000	1,181,113
Shelby Country, TN, General Obligation Series B, 5.00%, 4/1/2026	3,855,000	4,665,592
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	6,430,000	6,769,988
Series A, 5.00%, 2/1/2023	4,970,000	5,352,667
Series A, 5.00%, 2/1/2026	3,405,000	4,107,982
		52,773,045
TEXAS — 10.4%
Austin, TX, Electric Utility System Revenue:
Series A, 5.00%, 11/15/2021	325,000	330,857
Series A, 5.00%, 11/15/2026	500,000	615,395
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (e)	5,910,000	6,767,461
5.00%, 8/1/2025 (e)	3,800,000	4,504,226
Series 2019, 5.00%, 8/1/2023 (e)	660,000	726,219
Series B, 5.00%, 8/1/2022 (e)	4,500,000	4,736,929
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	165,000	167,968
5.00%, 11/15/2023	3,315,000	3,690,439
Series 2017, 5.00%, 11/15/2022	1,145,000	1,221,037
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2023	500,000	538,749
5.00%, 2/15/2024	1,325,000	1,486,589
5.00%, 2/15/2025	620,000	721,362
5.00%, 2/15/2026	4,455,000	5,351,903
Birdville, Independent School District, General Obligation Series A, 5.00%, 2/15/2022 (e)	245,000	252,434
See accompanying notes to financial statements.
133

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Brazosport Independent School District, General Obligation 5.00%, 2/15/2025 (e)	$ 6,500,000	$ 7,585,661
City of Austin TX Water & Wastewater System, Revenue Series A, 5.00%, 11/15/2022	500,000	533,204
City of Conroe, Independent School District Revenue:
5.00%, 2/15/2026 (e)	2,475,000	2,977,043
Series A, 5.00%, 2/15/2025 (e)	2,000,000	2,330,116
Series A, 5.00%, 2/15/2026 (e)	2,400,000	2,886,829
City of Fort Worth TX, General Obligation:
5.00%, 3/1/2024	9,390,000	10,561,451
5.00%, 3/1/2025	9,630,000	11,225,636
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2021	100,000	100,465
5.00%, 8/15/2023	8,955,000	9,867,419
Seres A, 5.00%, 8/15/2024	3,000,000	3,437,217
Seres A, 5.00%, 8/15/2025	3,990,000	4,731,995
Seres A, 5.00%, 8/15/2026	750,000	917,665
Comal Independent School District:
5.00%, 2/1/2025 (e)	3,225,000	3,751,044
5.00%, 2/1/2026 (e)	3,000,000	3,604,248
Cypress-Fairbanks Independent School District,General Obligation:
Series A, 5.00%, 2/15/2025 (e)	7,000,000	8,152,657
Series A, 5.00%, 2/15/2026 (e)	8,330,000	10,028,159
Dallas county, TX, General Obligation 5.00%, 8/15/2025	1,615,000	1,913,150
Dallas, TX, Area Rapid Transit Revenue:
5.00%, 12/1/2023	9,000,000	10,032,781
5.00%, 12/1/2025	1,185,000	1,418,477
Dallas, TX, General Obligation:
5.00%, 2/15/2022	250,000	257,553
5.00%, 2/15/2023	1,850,000	1,993,999
5.00%, 2/15/2024	15,100,000	16,954,186
Series A, 5.00%, 2/15/2025	8,125,000	9,456,525
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2026 (e)	4,460,000	5,172,592
Seres B, 5.00%, 2/15/2025 (e)	11,945,000	13,940,111
Denton, TX, Independent School District, General Obligation:
0.01%, 8/15/2022 (e)	115,000	114,738
5.00%, 8/15/2025 (e)	1,625,000	1,924,996
See accompanying notes to financial statements.
134

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	$ 250,000	$ 269,767
Fort Bend, TX, Independent School District, General Obligation:
5.00%, 8/15/2024 (e)	2,250,000	2,579,429
5.00%, 8/15/2025 (e)	3,990,000	4,733,794
Series B, 5.00%, 2/15/2022 (e)	770,000	793,216
Series E, 5.00%, 2/15/2023 (e)	500,000	539,174
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (e)	120,000	123,633
5.00%, 2/15/2024 (e)	1,815,000	2,038,887
5.00%, 2/15/2025 (e)	1,745,000	2,033,026
Frisco, TX, General Obligation Series 2016, 5.00%, 2/15/2023	500,000	538,834
Frisco, TX, Independent School District, General Obligation 3.00%, 2/15/2026 (e)	6,100,000	6,793,434
Harris County, Toll Road Authority Revenue 5.00%, 8/15/2025	2,000,000	2,368,325
Harris County, TX, Flood Control District Revenue Series A, 5.00%, 10/1/2023	2,875,000	3,184,009
Harris County, TX, Flood Control District, General Obligation Series A, 5.00%, 10/1/2024	3,500,000	4,030,274
Harris County, TX, General Obligation:
Series A, 5.00%, 8/15/2022	1,245,000	1,313,029
Series A, 5.00%, 10/1/2022	1,030,000	1,092,634
Series A, 5.00%, 10/1/2024	5,000,000	5,755,778
Series A, 5.00%, 8/15/2025	5,020,000	5,951,276
Series A, 5.00%, 10/1/2025	10,000,000	11,914,727
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue Series B, 5.00%, 11/1/2023	1,475,000	1,638,733
Hays Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2026 (e)	1,055,000	1,174,418
Houston of Harris County, TX, Port Authority General Obligation:
Series A-2, 5.00%, 10/1/2024	2,735,000	3,145,531
Series A-2, 5.00%, 10/1/2025	2,000,000	2,379,224
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2024	4,225,000	4,753,295
Series C, 5.00%, 3/1/2022	660,000	681,281
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (e)	20,735,000	22,363,056
5.00%, 2/15/2024 (e)	4,165,000	4,679,936
See accompanying notes to financial statements.
135

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 2/15/2025 (e)	$ 4,530,000	$ 5,274,155
Series B, 5.00%, 11/15/2025	545,000	652,479
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (e)	1,505,000	1,692,757
Katy, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2024 (e)	2,250,000	2,526,916
Series B, 5.00%, 2/15/2025 (e)	3,750,000	4,364,550
Series D, 5.00%, 2/15/2024 (e)	5,000,000	5,615,369
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2022 (e)	650,000	685,290
Series A, 5.00%, 8/15/2023 (e)	3,300,000	3,636,977
Lubbock, TX, General Obligation 5.00%, 2/15/2023	1,935,000	2,083,642
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2021	130,000	131,037
Pasadena, TX, Independent School District, General Obligation Series B-REMK 0, 1.50%, 2/15/2044 (b) (e)	5,700,000	5,879,371
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (e)	5,830,000	6,780,846
Plano, TX, Independent School District, General Obligation 5.00%, 2/15/2022 (e)	500,000	515,043
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (e)	6,790,000	7,770,623
Series A, 5.00%, 8/1/2023 (e)	6,500,000	7,150,725
Series A, 5.00%, 8/1/2024 (e)	8,505,000	9,733,306
San Antonio Water System Series A, 2.00%, 5/15/2025	500,000	529,879
San Antonio, TX, Electric & Gas Revenue:
4.00%, 2/1/2026	1,040,000	1,202,485
5.00%, 2/1/2022	540,000	555,266
5.00%, 2/1/2023	5,795,000	6,233,910
5.00%, 2/1/2024	5,535,000	6,203,782
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (b)	33,000,000	35,159,655
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	135,000	139,381
Texas Water Development Board Revenue:
5.00%, 8/1/2022	2,625,000	2,763,208
5.00%, 8/1/2024	1,500,000	1,718,129
5.00%, 8/1/2025	1,820,000	2,158,913
5.00%, 8/1/2026	1,700,000	2,080,511
See accompanying notes to financial statements.
136

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2022	$ 6,815,000	$ 7,103,346
Series C, 5.00%, 5/15/2025	2,950,000	3,470,425
Series E, 5.00%, 5/15/2023	5,000,000	5,451,168
Texas, State General Obligation:
5.00%, 4/1/2022	50,000	51,818
5.00%, 10/1/2023	4,205,000	4,659,975
5.00%, 4/1/2024	1,000,000	1,129,283
5.00%, 10/1/2024	645,000	742,269
Series 2016, 5.00%, 10/1/2022	2,675,000	2,836,970
Series A, 5.00%, 10/1/2022	2,170,000	2,301,392
Series A, 5.00%, 4/1/2023	500,000	542,308
Series A, 5.00%, 10/1/2023	5,000,000	5,540,993
Series C, 5.00%, 8/1/2022	700,000	736,777
Series REF, 5.00%, 8/1/2023	500,000	550,276
Texas, State Public Finance Authority Revenue:
5.00%, 2/1/2026	1,605,000	1,926,660
Series A, 5.00%, 2/1/2023	1,500,000	1,614,249
Series A, 5.00%, 2/1/2024	1,500,000	1,680,404
Texas, State Transportation Commission, Highway Fund Revenue:
Series A, 5.00%, 10/1/2023	600,000	665,063
Series A, 5.00%, 10/1/2025	3,935,000	4,699,454
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	4,127,073
5.00%, 10/15/2023	945,000	1,048,922
5.00%, 8/1/2024	6,070,000	6,952,695
5.00%, 8/1/2025	1,000,000	1,186,216
5.00%, 10/15/2025	2,220,000	2,651,580
5.00%, 4/15/2026	4,280,000	5,190,690
Series B, 5.00%, 10/15/2023	2,000,000	2,219,941
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2021	240,000	240,945
5.00%, 8/1/2022	160,000	168,442
Trinity, TX, River Authority Central Regional Wastewater System Revenue 5.00%, 8/1/2025	4,730,000	5,600,243
University of Houston, Revenue Series C, 5.00%, 2/15/2023	1,000,000	1,078,177
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	209,746
See accompanying notes to financial statements.
137

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Seres B, 5.00%, 7/1/2023	$ 3,380,000	$ 3,705,441
University of Texas, Revenue:
5.00%, 8/15/2025	2,675,000	3,172,453
Series C, 5.00%, 8/15/2022	150,000	158,214
Series C, 5.00%, 8/15/2025	5,500,000	6,522,800
Series D, 5.00%, 8/15/2021	135,000	135,795
Series D, 5.00%, 8/15/2022	1,725,000	1,819,458
Series E, 5.00%, 8/15/2021	330,000	331,943
Series E, 5.00%, 8/15/2022	915,000	965,104
Series H, 5.00%, 8/15/2022	6,790,000	7,161,810
Series H, 5.00%, 8/15/2023	1,800,000	1,982,591
Wisconsin, TX, State General Obligation:
5.00%, 2/15/2024	800,000	898,459
5.00%, 2/15/2025	530,000	617,273
		500,937,251
UTAH — 1.1%
Alpine School District, General Obligation:
2.00%, 3/15/2025	600,000	635,452
5.00%, 3/15/2024	525,000	591,844
Central Utah Water Conservancy District Revenue Series B, 5.00%, 10/1/2024	740,000	851,336
State of Utah, General Obligation:
5.00%, 7/1/2025	10,000,000	11,824,235
5.00%, 7/1/2026	965,000	1,178,018
Seres B, 5.00%, 7/1/2025	13,565,000	16,039,575
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	247,376
Utah, State General Obligation:
5.00%, 7/1/2022	12,315,000	12,916,394
5.00%, 7/1/2023	925,000	1,014,258
5.00%, 7/1/2025	5,275,000	6,237,284
		51,535,772
VIRGINIA — 3.3%
Arlington County, VA, General Obligation Series 2017, 5.00%, 8/15/2024	1,480,000	1,697,189
County of Arlington VA, General Obligation:
5.00%, 8/15/2025	1,850,000	2,198,206
Series A, 5.00%, 8/1/2025	7,770,000	9,220,372
County of Fairfax VA, General Obligation Seres A, 5.00%, 10/1/2025	800,000	954,670
See accompanying notes to financial statements.
138

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
County of Loudoun VA, General Obligation:
Series A, 5.00%, 12/1/2024	$ 10,970,000	$ 12,717,065
Series A, 5.00%, 12/1/2025	10,995,000	13,193,314
Series B, 5.00%, 12/1/2023	1,000,000	1,115,526
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2023	5,250,000	5,699,108
Series A, 4.00%, 10/1/2025	2,815,000	3,240,826
Series A, 5.00%, 10/1/2022	215,000	228,102
Series A, 5.00%, 10/1/2023	700,000	775,572
Series C, 5.00%, 10/1/2021	175,000	177,119
Fairfax County, VA, Water Development Authority, Improvement Revenue 5.00%, 4/1/2022	995,000	1,031,337
Loudoun, VA, General Obligation Series A, 5.00%, 12/1/2023	4,675,000	5,215,083
Richmond, VA, General Obligation:
Series A, 5.00%, 7/15/2022	5,000,000	5,253,602
Series B, 5.00%, 7/15/2022	8,040,000	8,447,791
Series B, 5.00%, 7/15/2026	500,000	611,926
Series D, 5.00%, 3/1/2025	840,000	982,530
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	188,072
Virginia College Building Authority Revenue 5.00%, 2/1/2023	700,000	753,664
Virginia Commonwealth Transportation Board Revenue 5.00%, 3/15/2023	2,300,000	2,490,154
Virginia Public Building Authority revenue:
5.00%, 8/1/2025	10,000,000	11,857,691
Series B, 5.00%, 8/1/2024	8,500,000	9,733,235
Virginia, Commonwealth Transportation Board Revenue Series A, 5.00%, 5/15/2022	1,200,000	1,250,988
Virginia, State Beach Development Authority, Revenue Series B, 5.00%, 8/1/2022	550,000	579,081
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2025	4,365,000	5,076,994
5.00%, 2/1/2026	5,000,000	6,017,145
Series A, 5.00%, 2/1/2022	600,000	616,991
Series A, 5.00%, 9/1/2022	765,000	808,351
Series A, 5.00%, 2/1/2023	16,915,000	18,211,763
Series B, 5.00%, 9/1/2022	440,000	464,589
Series B, 5.00%, 2/1/2023	6,020,000	6,481,514
See accompanying notes to financial statements.
139

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 5.00%, 9/1/2024	$ 300,000	$ 343,982
Series D, 5.00%, 2/1/2022	130,000	133,681
Series E, 5.00%, 2/1/2023	5,000,000	5,383,318
Series E, 5.00%, 2/1/2024	4,000,000	4,485,486
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2022	100,000	105,867
5.00%, 9/15/2024	3,745,000	4,304,007
5.00%, 3/15/2025	4,000,000	4,680,262
Series C, 5.00%, 5/15/2023	250,000	272,657
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	775,000	809,158
Series B, 5.00%, 6/1/2023	535,000	583,970
Virginia, State Public Building Authority Revenue Series B, 5.00%, 8/1/2022	100,000	105,254
Virginia, State Public School Authority Revenue 5.00%, 8/1/2024	1,035,000	1,184,820
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	275,878
		159,957,910
WASHINGTON — 4.0%
Central Puget Sound, WA, Regional Transit Authority Revenue Series S-1, 5.00%, 11/1/2022	500,000	532,481
Chelan County Public Utility District No. 1 Revenue:
Series A, 5.00%, 7/1/2024	1,250,000	1,420,829
Series A, 5.00%, 7/1/2025	2,390,000	2,811,414
Chelan County, Public Utility District No. 1, Revenue Series A, 5.00%, 7/1/2022	3,055,000	3,203,873
Energy Northwest, WA, Electric Revenue:
Series A, 5.00%, 7/1/2022	3,065,000	3,214,677
Series A, 5.00%, 7/1/2025	11,550,000	13,641,859
King & Snohomish Counties, WA, School District No. 417, General Obligation 5.00%, 12/1/2021	500,000	510,032
King County, WA, School District No. 412, General Obligation 5.00%, 12/1/2023	7,310,000	8,148,847
Pierce County, School District No 10 Tacoma, General Obligation Series B, 5.00%, 12/1/2025	17,005,000	20,363,681
State of Washington, General Obligation:
5.00%, 8/1/2025	500,000	592,885
Series R-2020C, 5.00%, 7/1/2024	15,000,000	17,122,449
University of Washington, Revenue:
Series A, 5.00%, 5/1/2048 (b)	7,000,000	7,111,220
See accompanying notes to financial statements.
140

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series C, 5.00%, 4/1/2025	$ 2,000,000	$ 2,343,771
Series C, 5.00%, 4/1/2026	1,000,000	1,210,270
Washington, State General Obligation:
5.00%, 7/1/2022	275,000	288,344
Seres D, 5.00%, 2/1/2023	800,000	861,464
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,782,246
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,496,342
Series A, 5.00%, 8/1/2024	12,630,000	14,462,442
Series A, 5.00%, 8/1/2025	13,275,000	15,741,085
Series B, 5.00%, 7/1/2022	500,000	524,365
Series B, 5.00%, 8/1/2025	540,000	640,315
Series C, 5.00%, 2/1/2024	11,860,000	13,319,101
Series D, 5.00%, 7/1/2022	575,000	602,902
Series D, 5.00%, 2/1/2026	515,000	620,545
Series R-2015, 5.00%, 7/1/2021	285,000	285,000
Series R-2015-C, 5.00%, 7/1/2022	255,000	267,426
Series R-2017A, 5.00%, 8/1/2022	500,000	526,382
Series R-2017A, 5.00%, 8/1/2025	9,200,000	10,909,076
Series R-2017C, 5.00%, 8/1/2022	500,000	526,382
Series R-2018D, 5.00%, 8/1/2023	1,015,000	1,116,837
Series R-2020A, 5.00%, 1/1/2023	505,000	541,782
Series R-2020A, 5.00%, 1/1/2025	9,960,000	11,573,472
Series R-2020C, 5.00%, 7/1/2022	840,000	880,934
Series R-2020C, 5.00%, 7/1/2023	1,010,000	1,107,674
Series R-2020C, 5.00%, 7/1/2025	10,550,000	12,474,568
Series R-2021B, 5.00%, 1/1/2025	10,000,000	11,619,952
Series R-F, 5.00%, 7/1/2021	100,000	100,000
		190,496,924
WEST VIRGINIA — 0.2%
West Virginia, State General Obligation:
Series A, 5.00%, 12/1/2024	8,430,000	9,763,183
Series B, 5.00%, 12/1/2021	250,000	255,048
		10,018,231
WISCONSIN — 1.9%
City of Milwaukee WI, General Obligation:
Series N3, 5.00%, 4/1/2022	760,000	787,228
Series N-4, 5.00%, 4/1/2025	10,140,000	11,845,732
Madison, WI, General Obligation:
Series A, 2.00%, 10/1/2025	1,000,000	1,036,579
Series A, 4.00%, 10/1/2023	125,000	135,398
See accompanying notes to financial statements.
141

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	$ 415,000	$ 441,593
Series N3, 5.00%, 4/1/2024	1,665,000	1,877,805
Series N4, 5.00%, 4/1/2022	110,000	113,941
Wisconsin, State Department of Transportation Revenue:
Series 2, 5.00%, 7/1/2021	145,000	145,000
Series 2, 5.00%, 7/1/2022	65,000	68,174
Wisconsin, State Environmental Improvement Fund Revenue 5.00%, 6/1/2024	730,000	830,620
Wisconsin, State General Obligation:
5.00%, 5/1/2025	650,000	763,926
Series 1, 5.00%, 11/1/2021	185,000	187,990
Series 1, 5.00%, 11/1/2023	2,500,000	2,777,514
Series 1, 5.00%, 11/1/2024	10,000,000	11,546,609
Series 2, 5.00%, 11/1/2022	10,395,000	11,068,844
Series 2, 5.00%, 11/1/2023	13,745,000	15,270,770
Series 2, 5.00%, 11/1/2026	2,770,000	3,415,341
Series A, 5.00%, 5/1/2022	125,000	130,074
Series A, 5.00%, 5/1/2023	8,685,000	9,433,960
Series A, 5.00%, 5/1/2024	6,505,000	7,362,635
Series A, 5.00%, 5/1/2025	3,200,000	3,760,868
Series B, 5.00%, 11/1/2022	4,400,000	4,685,225
Series B, 5.00%, 5/1/2025	2,000,000	2,350,542
		90,036,368
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,690,323,822)		4,750,412,069
	Shares
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (f) (g) (Cost $44,558,201)	44,558,201	44,558,201
TOTAL INVESTMENTS — 99.6% (Cost $4,734,882,023)		4,794,970,270
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		20,552,052
NET ASSETS — 100.0%		$ 4,815,522,322

See accompanying notes to financial statements.
142

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(e)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.9%
Assured Guaranty Municipal Corp.	0.0% (d)
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2021.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$4,750,412,069	$—	$4,750,412,069
Short-Term Investment	44,558,201	—	—	44,558,201
TOTAL INVESTMENTS	$44,558,201	$4,750,412,069	$—	$4,794,970,270
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,415,611	$19,415,611	$1,013,365,421	$988,222,831	$—	$—	44,558,201	$44,558,201	$12,889

See accompanying notes to financial statements.
143

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$3,692,375,162	$4,750,412,069
Investments in affiliated issuers, at value	10,638,640	44,558,201
Total Investments	3,703,013,802	4,794,970,270
Cash	—	1,234,301
Receivable for fund shares sold	31,242,025	4,951,639
Dividends receivable — affiliated issuers	350	563
Interest receivable — unaffiliated issuers	39,669,156	60,346,779
Receivable from Adviser	1,371	—
TOTAL ASSETS	3,773,926,704	4,861,503,552
LIABILITIES
Payable for investments purchased	41,138,486	45,191,360
Advisory fee payable	704,148	787,160
Trustees’ fees and expenses payable	2,211	2,710
TOTAL LIABILITIES	41,844,845	45,981,230
NET ASSETS	$3,732,081,859	$4,815,522,322
NET ASSETS CONSIST OF:
Paid-in Capital	$3,539,560,783	$4,755,813,607
Total distributable earnings (loss)	192,521,076	59,708,715
NET ASSETS	$3,732,081,859	$4,815,522,322
NET ASSET VALUE PER SHARE
Net asset value per share	$ 52.09	$ 49.52
Shares outstanding (unlimited amount authorized, $0.01 par value)	71,651,036	97,251,082
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,500,269,305	$4,690,323,822
Investments in affiliated issuers	10,638,640	44,558,201
Total cost of investments	$3,510,907,945	$4,734,882,023
See accompanying notes to financial statements.
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STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$70,856,449	$ 51,192,345
Dividend income — affiliated issuers	4,772	12,889
TOTAL INVESTMENT INCOME (LOSS)	70,861,221	51,205,234
EXPENSES
Advisory fee	9,588,681	8,844,101
Trustees’ fees and expenses	51,938	64,584
Miscellaneous expenses	1,752	2
TOTAL EXPENSES	9,642,371	8,908,687
Expenses waived/reimbursed by the Adviser	(1,711,778)	—
NET EXPENSES	7,930,593	8,908,687
NET INVESTMENT INCOME (LOSS)	$62,930,628	$ 42,296,547
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,009,058	13,090,604
In-kind redemptions — unaffiliated issuers	23,394,316	3,152,009
Net realized gain (loss)	33,403,374	16,242,613
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(6,816,425)	(40,104,073)
NET REALIZED AND UNREALIZED GAIN (LOSS)	26,586,949	(23,861,460)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$89,517,577	$ 18,435,087
See accompanying notes to financial statements.
145

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STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 62,930,628	$ 63,367,021
Net realized gain (loss)	33,403,374	31,463,422
Net change in unrealized appreciation/depreciation	(6,816,425)	85,086,222
Net increase (decrease) in net assets resulting from operations	89,517,577	179,916,665
Net equalization credits and charges	203,964	497,567
Distributions to shareholders	(67,372,641)	(63,566,947)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,005,230,069	754,750,207
Cost of shares redeemed	(657,241,480)	(435,677,004)
Net income equalization	(203,964)	(497,567)
Other Capital	65,341	92,782
Net increase (decrease) in net assets from beneficial interest transactions	347,849,966	318,668,418
Net increase (decrease) in net assets during the period	370,198,866	435,515,703
Net assets at beginning of period	3,361,882,993	2,926,367,290
NET ASSETS AT END OF PERIOD	$3,732,081,859	$3,361,882,993
SHARES OF BENEFICIAL INTEREST:
Shares sold	19,300,000	15,300,000
Shares redeemed	(12,600,000)	(8,600,000)
Net increase (decrease) from share transactions	6,700,000	6,700,000
See accompanying notes to financial statements.
146

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STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 42,296,547	$ 50,402,524
Net realized gain (loss)	16,242,613	3,445,196
Net change in unrealized appreciation/depreciation	(40,104,073)	59,196,306
Net increase (decrease) in net assets resulting from operations	18,435,087	113,044,026
Net equalization credits and charges	308,646	116,845
Distributions to shareholders	(46,698,983)	(50,731,653)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	984,291,179	596,159,667
Cost of shares redeemed	(153,699,355)	(259,256,577)
Net income equalization	(308,646)	(116,845)
Other Capital	326,294	138,429
Net increase (decrease) in net assets from beneficial interest transactions	830,609,472	336,924,674
Net increase (decrease) in net assets during the period	802,654,222	399,353,892
Net assets at beginning of period	4,012,868,100	3,613,514,208
NET ASSETS AT END OF PERIOD	$4,815,522,322	$4,012,868,100
SHARES OF BENEFICIAL INTEREST:
Shares sold	19,800,000	12,100,000
Shares redeemed	(3,100,000)	(5,400,000)
Net increase (decrease) from share transactions	16,700,000	6,700,000
See accompanying notes to financial statements.
147

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 51.76	$ 50.24	$ 48.11	$ 48.77	$ 50.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.96	1.06	1.10	1.06	1.05
Net realized and unrealized gain (loss) (b)	0.33	1.51	2.13	(0.67)	(1.75)
Total from investment operations	1.29	2.57	3.23	0.39	(0.70)
Net equalization credits and charges (a)	0.00(c)	0.01	0.00(c)	0.01	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.96)	(1.06)	(1.10)	(1.06)	(1.04)
Net realized gains	—	—	—	—	(0.09)
Total distributions	(0.96)	(1.06)	(1.10)	(1.06)	(1.13)
Net asset value, end of period	$ 52.09	$ 51.76	$ 50.24	$ 48.11	$ 48.77
Total return (d)	2.64%	5.20%	6.82%	0.81%	(1.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,732,082	$3,361,883	$2,926,367	$2,696,593	$2,411,847
Ratios to average net assets:
Total expenses	0.28%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	1.84%	2.08%	2.27%	2.19%	2.15%
Portfolio turnover rate (e)	9%	15%	22%	20%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
148

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 49.82	$ 48.93	$ 47.98	$ 48.54	$ 49.07
Income (loss) from investment operations:
Net investment income (loss) (a)	0.48	0.66	0.65	0.54	0.49
Net realized and unrealized gain (loss) (b)	(0.25)	0.90	0.94	(0.57)	(0.52)
Total from investment operations	0.23	1.56	1.59	(0.03)	(0.03)
Net equalization credits and charges (a)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.49)	(0.67)	(0.64)	(0.53)	(0.48)
Net realized gains	(0.04)	—	—	—	(0.02)
Total distributions	(0.53)	(0.67)	(0.64)	(0.53)	(0.50)
Net asset value, end of period	$ 49.52	$ 49.82	$ 48.93	$ 47.98	$ 48.54
Total return (d)	0.47%	3.21%	3.34%	(0.06)%	(0.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,815,522	$4,012,868	$3,613,514	$3,654,095	$3,458,648
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	0.96%	1.34%	1.36%	1.11%	1.01%
Portfolio turnover rate (e)	20%	23%	35%	27%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
149

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds investments.
151

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Summary Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, received in the form of stock, if any, are recorded as dividend income at fair value. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

for financial reporting purposes. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”)
153

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.30%
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.20
Effective March 24, 2021, the Adviser agreed to reduce the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF management fee from 0.30% to 0.23% of the Fund’s average daily net assets. In connection with this management fee reduction, the Board approved the termination of the existing contractual fee waiver, whereby the Adviser agreed to limit the Fund’s total annual operating expenses to 0.23% of the Fund’s average daily net assets. The contractual fee waiver did not provide for the recoupment by the Adviser of any fees the Adviser previously waived. For the year ended June 30, 2021, fees waived by the Adviser amounted to $1,711,778 for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Funds’ Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the Funds.
154

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$ 401,500,541	$295,340,870
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	1,632,481,870	887,710,071
155

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

For the year ended June 30, 2021, Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$952,781,154	$661,272,319	$23,394,316
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	330,398,498	154,264,675	3,152,009
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, amortization and accretion of premium and discount for financial statement purposes. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$352,745	$64,576,445	$4,078,590	$69,007,780
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	10,647	44,206,236	3,560,299	47,777,182
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$ 115,678	$ 63,451,269	$ —	$ 63,566,947
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	155,957	50,575,696	—	50,731,653
157

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$—	$—	$—	$192,521,076	$192,521,076
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	—	—	—	59,708,714	59,708,714
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$3,510,492,726	$195,429,112	$2,908,036	$192,521,076
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	4,735,261,556	64,893,293	5,184,579	59,708,714
8.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Funds had no outstanding loans as of June 30, 2021.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of
159

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
160

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements and Schedules of Investments in Securities
We have audited the accompanying statements of assets and liabilities of SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (collectively referred to as the “Funds”) (two of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting SPDR® Series Trust) at June 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
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	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Annualized Expense Ratio	0.23%	0.20%
Actual:
Ending Account Value	$1,001.30	$ 999.00
Expenses Paid During Period(a)	1.14	0.99
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.70	1,023.80
Expenses Paid During Period(a)	1.15	1.00
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
The Funds hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$11,448,523
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	7,291,658
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	99.96%
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	99.98%
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
Approval of Nuveen Asset Management Sub-Advisory Agreement
At a meeting held prior to June 30, 2021, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Nuveen ETFs”). The Independent Trustees also met separately to consider the Nuveen Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Nuveen Sub-Advisory Agreement, the Board requested, and Nuveen and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Nuveen ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Nuveen ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Nuveen ETFs.
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed the performance of the Nuveen ETFs, noting that each Nuveen ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Nuveen ETF and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Nuveen Sub-Advisory Agreement between Nuveen and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the continuation of the Nuveen Sub-Advisory Agreement for the Nuveen ETFs. In approving the continuance of the Nuveen Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that, with respect to each Nuveen ETF, the terms of the Nuveen Sub-Advisory Agreement are fair and reasonable and that the
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

continuance of the Nuveen Sub-Advisory Agreement is in the best interests of each Nuveen ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Nuveen with respect to the Nuveen ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Nuveen ETF had been satisfactory; (c) Nuveen’s fees for each Nuveen ETF and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Nuveen adequately shared the economies of scale with each applicable Nuveen ETF by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
172

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
& Income Fund (Trustee).
173

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management Inc. has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRMUNIAR

Annual Report
June 30, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg SASB Corporate Bond ESG Select ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg SASB US Corporate Bond ESG Ex-Controversies Select Index is designed to measure the performance of investment grade corporate bonds issued by companies that exhibit certain environmental, social and governance ("ESG") characteristics, while also minimizing active total risk versus the Bloomberg Barclays US Corporate Bond Index.
See accompanying notes to financial statements.
1

SPDR Bloomberg SAB Corporate Bond ESG Select ETF
Management Discussion Of Fund Performance (Unaudited)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks investment grade corporate bonds issued by companies that exhibit certain environmental, social and governance (“ESG”) characteristics. The Fund’s benchmark is the Bloomberg SASB US Corporate ESG Ex-Controversies Select Index (the “Index”).
For the period from November 9, 2020 (inception date) through June 30, 2021 (the “Reporting Period”), the total return for the Fund was 0.78%, and the Index was 0.94%. The Fund was incepted in November 2020, thus the Reporting Period does not reflect a full twelve-month period. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights, and fund start-up costs contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the Covid-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The Covid-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Corporate bonds were negatively affected as investor risk-off sentiment shifted allocations out of the asset class and volatility drove spreads of the Index to unprecedented wides of 353 basis points (bps). However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized marking the beginning of a widespread rally across a number of fixed income sectors, including corporate bonds. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. This caused a spike in yields across a number of fixed income sectors, leading to widespread negative returns in Q1 2021. The Fed reiterated their stance that higher inflation would be transitory which quelled investor fears, leading to a bounce back in returns in Q2 2021. Index spreads continued their tightening trend over the Reporting Period, declining from 99 bps in November 2020 to 82 bps in June 2021.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
Performance Summary (Unaudited)
Perfomance as of June 30,2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg SASB US Corporate ESG Ex-Controversies Select Index	Net Asset Value	Market Value	Bloomberg SASB US Corporate ESG Ex-Controversies Select Index
SINCE INCEPTION(1)	0.78%	0.88%	0.94%	N/A	N/A	N/A
(1)	For the period November 9, 2020 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/20, 11/10/20, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg SASB Corporate Bond ESG Select ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Bloomberg SASB Corporate Bond ESG Select ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Cisco Systems, Inc. 5.90% 2/15/2039	1.2%
Deutsche Telekom International Finance B.V. 8.75% 6/15/2030	1.0
AT&T, Inc. 6.55% 2/15/2039	0.9
Lloyds Banking Group PLC 2.44% 2/5/2026	0.9
Vodafone Group PLC 5.00% 5/30/2038	0.8
TOTAL	4.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Corporate Bonds & Notes	99.0%
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.4%
WPP Finance 2010 3.63%, 9/7/2022	$ 125,000	$ 129,522
AIRLINES — 0.3%
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	33,477	35,209
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	48,055	47,986
		83,195
APPAREL — 1.1%
NIKE, Inc.:
2.75%, 3/27/2027	75,000	80,898
2.85%, 3/27/2030	10,000	10,865
3.25%, 3/27/2040	50,000	54,861
3.38%, 3/27/2050	50,000	56,441
3.63%, 5/1/2043	75,000	87,016
PVH Corp. 4.63%, 7/10/2025	25,000	27,895
		317,976
AUTO MANUFACTURERS — 1.8%
American Honda Finance Corp. Series MTN, 0.55%, 7/12/2024	50,000	49,827
General Motors Co.:
5.95%, 4/1/2049	75,000	102,111
6.13%, 10/1/2025	50,000	59,189
General Motors Financial Co., Inc.:
4.00%, 10/6/2026	50,000	55,231
4.25%, 5/15/2023	50,000	53,143
5.10%, 1/17/2024	75,000	82,601
Toyota Motor Credit Corp. Series MTN, 2.90%, 4/17/2024	125,000	132,787
		534,889
BANKS — 19.4%
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	25,000	25,082
Banco Santander SA:
2.71%, 6/27/2024	50,000	52,632
4.38%, 4/12/2028	35,000	39,983
Bank of America Corp.:
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (a)	100,000	109,998
Series L, 4.18%, 11/25/2027	50,000	55,984
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (a)	$ 25,000	$ 26,318
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (a)	50,000	59,675
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (a)	30,000	30,072
Bank of Montreal:
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (a)	50,000	55,122
Series E, 3.30%, 2/5/2024	50,000	53,547
Series MTN, 2.55%, 11/6/2022	125,000	128,531
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (a)	50,000	49,123
Bank of New York Mellon Corp.:
Series MTN, 1.60%, 4/24/2025	50,000	51,328
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (a)	75,000	76,525
Bank of Nova Scotia 4.50%, 12/16/2025	100,000	113,436
Barclays PLC SOFR + 2.71%, 2.85%, 5/7/2026 (a)	200,000	211,266
BBVA USA:
2.50%, 8/27/2024	50,000	52,628
Series BKNT, 2.88%, 6/29/2022	50,000	51,200
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	125,000	130,934
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (a)	75,000	76,745
Citigroup, Inc.:
4.05%, 7/30/2022	100,000	103,892
4.13%, 7/25/2028	100,000	112,768
4.65%, 7/23/2048	50,000	65,492
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (a)	100,000	110,447
SOFR + 2.84%, 3.11%, 4/8/2026 (a)	50,000	53,492
SOFR + 3.91%, 4.41%, 3/31/2031 (a)	75,000	87,682
SOFR + 4.55%, 5.32%, 3/26/2041 (a)	25,000	33,530
Deutsche Bank AG 4.10%, 1/13/2026	50,000	54,852
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	25,000	28,128
3.85%, 1/26/2027	100,000	110,284
6.25%, 2/1/2041	50,000	74,053

See accompanying notes to financial statements.
5

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (a)	$ 100,000	$ 121,791
Series MTN, 3.85%, 7/8/2024	75,000	81,112
JPMorgan Chase & Co.:
2.97%, 1/15/2023	150,000	152,131
4.13%, 12/15/2026	50,000	56,585
4.85%, 2/1/2044	37,000	48,513
5.63%, 8/16/2043	125,000	176,527
6.40%, 5/15/2038	100,000	147,188
7.63%, 10/15/2026	50,000	65,282
8.75%, 9/1/2030	75,000	112,534
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (a)	25,000	27,744
SOFR + 1.59%, 2.01%, 3/13/2026 (a)	175,000	180,693
SOFR + 1.89%, 2.18%, 6/1/2028 (a)	100,000	102,346
SOFR + 2.44%, 3.11%, 4/22/2051 (a)	125,000	129,579
Lloyds Banking Group PLC:
4.05%, 8/16/2023	50,000	53,592
4.34%, 1/9/2048	125,000	146,514
4.38%, 3/22/2028	50,000	57,421
1 year CMT + 1.00%, 2.44%, 2/5/2026 (a)	250,000	260,945
1 year CMT + 1.10%, 1.33%, 6/15/2023 (a)	100,000	100,812
Mizuho Financial Group, Inc.:
4.02%, 3/5/2028	50,000	57,028
SOFR + 1.77%, 2.20%, 7/10/2031 (a)	25,000	24,963
Morgan Stanley:
4.38%, 1/22/2047	50,000	62,669
4.88%, 11/1/2022	200,000	211,598
7.25%, 4/1/2032	50,000	72,756
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (a)	50,000	55,400
SOFR + 1.99%, 2.19%, 4/28/2026 (a)	125,000	129,841
Series F, 3.88%, 4/29/2024	50,000	54,359
Series GMTN, 4.35%, 9/8/2026	50,000	56,664
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (a)	50,000	55,847
National Bank of Canada Series MTN, 2.10%, 2/1/2023	25,000	25,650
Natwest Group PLC 3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (a)	200,000	217,020
Royal Bank of Canada Series MTN, 1.15%, 6/10/2025	100,000	100,552
Toronto-Dominion Bank:
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (a)	125,000	138,314
Security Description	Principal Amount	Value
Series MTN, 2.65%, 6/12/2024	$ 50,000	$ 52,934
Westpac Banking Corp.:
3.40%, 1/25/2028	50,000	55,970
4.42%, 7/24/2039	25,000	29,542
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (a)	100,000	111,184
		5,818,349
BEVERAGES — 4.9%
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026	50,000	55,162
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	50,000	59,501
5.45%, 1/23/2039	15,000	19,789
5.80%, 1/23/2059	100,000	144,518
8.20%, 1/15/2039	150,000	248,952
Coca-Cola Co. 2.90%, 5/25/2027	100,000	109,265
Diageo Capital PLC:
2.00%, 4/29/2030	50,000	50,090
3.88%, 5/18/2028	200,000	228,426
3.88%, 4/29/2043	25,000	29,489
Diageo Captial PLC 2.38%, 10/24/2029	75,000	77,718
Diageo Investment Corp.:
2.88%, 5/11/2022	150,000	153,348
4.25%, 5/11/2042	75,000	91,957
7.45%, 4/15/2035	15,000	23,684
PepsiCo, Inc.:
1.63%, 5/1/2030	5,000	4,934
3.45%, 10/6/2046	25,000	28,062
4.25%, 10/22/2044	50,000	62,062
7.00%, 3/1/2029	50,000	69,534
		1,456,491
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.30%, 2/25/2031	16,000	16,204
2.77%, 9/1/2053	50,000	47,522
3.13%, 5/1/2025	72,000	77,447
3.15%, 2/21/2040	50,000	52,000
Baxalta, Inc. 5.25%, 6/23/2045	50,000	66,851
Biogen, Inc. 3.63%, 9/15/2022	4,000	4,154
		264,178
BUILDING MATERIALS — 1.1%
Carrier Global Corp.:
2.24%, 2/15/2025	25,000	26,010
3.38%, 4/5/2040	25,000	26,307

See accompanying notes to financial statements.
6

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Johnson Controls International PLC 4.95%, 7/2/2064 (b)	$ 50,000	$ 67,545
Owens Corning:
3.95%, 8/15/2029	100,000	113,026
4.30%, 7/15/2047	75,000	87,211
		320,099
CHEMICALS — 0.3%
Air Products & Chemicals, Inc. 2.05%, 5/15/2030	25,000	25,484
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	25,000	29,450
Praxair, Inc. 1.10%, 8/10/2030	25,000	23,504
		78,438
COMMERCIAL SERVICES — 1.1%
Moody's Corp. 4.25%, 2/1/2029	50,000	57,914
RELX Capital, Inc. 3.00%, 5/22/2030	50,000	53,427
S&P Global, Inc.:
1.25%, 8/15/2030	100,000	94,751
2.30%, 8/15/2060	100,000	85,864
2.50%, 12/1/2029	25,000	26,251
Verisk Analytics, Inc. 4.13%, 9/12/2022	25,000	26,064
		344,271
COMPUTERS — 6.6%
Apple, Inc.:
0.55%, 8/20/2025	50,000	49,450
0.75%, 5/11/2023	100,000	100,829
2.38%, 2/8/2041	125,000	121,609
2.55%, 8/20/2060	50,000	46,628
2.65%, 2/8/2051	50,000	49,050
2.80%, 2/8/2061	125,000	122,270
2.85%, 5/11/2024	50,000	53,081
2.90%, 9/12/2027	50,000	54,505
3.20%, 5/11/2027	100,000	110,463
3.35%, 2/9/2027	50,000	55,502
4.50%, 2/23/2036	25,000	31,569
4.65%, 2/23/2046	175,000	232,204
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	50,000	60,304
8.35%, 7/15/2046	25,000	40,901
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022	75,000	78,276
HP, Inc.:
2.65%, 6/17/2031 (c)	100,000	100,095
3.00%, 6/17/2027	125,000	133,966
3.40%, 6/17/2030	50,000	53,572
4.65%, 12/9/2021	50,000	50,888
6.00%, 9/15/2041	100,000	131,518
Security Description	Principal Amount	Value
International Business Machines Corp.:
3.30%, 1/27/2027	$ 50,000	$ 54,908
3.63%, 2/12/2024	200,000	215,398
4.25%, 5/15/2049	15,000	18,554
		1,965,540
COSMETICS/PERSONAL CARE — 2.0%
Procter & Gamble Co. 2.85%, 8/11/2027	50,000	54,505
Unilever Capital Corp.:
0.38%, 9/14/2023	100,000	100,101
2.13%, 9/6/2029	175,000	180,106
2.60%, 5/5/2024	150,000	158,208
3.50%, 3/22/2028	100,000	112,408
		605,328
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	25,000	25,883
DIVERSIFIED FINANCIAL SERVICES — 2.0%
American Express Co. 3.40%, 2/22/2024	150,000	160,533
BlackRock, Inc. 3.38%, 6/1/2022	50,000	51,438
GE Capital Funding LLC 4.40%, 5/15/2030	50,000	58,280
Intercontinental Exchange, Inc. 4.25%, 9/21/2048	75,000	88,650
Mastercard, Inc. 3.50%, 2/26/2028	75,000	84,359
Nasdaq, Inc. 4.25%, 6/1/2024	25,000	27,345
Visa, Inc.:
1.90%, 4/15/2027	50,000	51,662
2.75%, 9/15/2027	50,000	54,065
4.30%, 12/14/2045	25,000	32,147
		608,479
ELECTRIC — 6.4%
American Electric Power Co., Inc. 3.25%, 3/1/2050	50,000	49,927
Baltimore Gas & Electric Co. 4.25%, 9/15/2048	50,000	61,450
CMS Energy Corp. 5 year CMT + 4.12%, 4.75%, 6/1/2050 (a)	19,000	21,183
Commonwealth Edison Co.:
2.20%, 3/1/2030	8,000	8,154
6.45%, 1/15/2038	25,000	36,614
Consolidated Edison Co. of New York, Inc.:
Series 06-A, 5.85%, 3/15/2036	25,000	33,415
Series 08-B, 6.75%, 4/1/2038	50,000	73,612
Consumers Energy Co.:
3.25%, 8/15/2046	15,000	16,170

See accompanying notes to financial statements.
7

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.95%, 7/15/2047	$ 25,000	$ 29,875
Dominion Energy, Inc. 7.00%, 6/15/2038	25,000	37,090
DTE Energy Co. 3.80%, 3/15/2027	75,000	83,410
Duke Energy Corp.:
3.75%, 4/15/2024	50,000	53,843
3.75%, 9/1/2046	100,000	106,619
Entergy Arkansas LLC 3.35%, 6/15/2052	25,000	26,827
Entergy Texas, Inc. 1.75%, 3/15/2031	50,000	47,859
Eversource Energy Series O, 4.25%, 4/1/2029	50,000	58,298
Exelon Corp.:
3.40%, 4/15/2026	25,000	27,230
5.10%, 6/15/2045	25,000	32,753
Indiana Michigan Power Co. 6.05%, 3/15/2037	25,000	34,624
ITC Holdings Corp. 3.35%, 11/15/2027	25,000	27,284
NextEra Energy Capital Holdings, Inc. 3.15%, 4/1/2024	75,000	79,779
Northern States Power Co. 2.60%, 5/15/2023	50,000	51,535
NSTAR Electric Co. 3.20%, 5/15/2027	25,000	27,341
Ohio Power Co. 4.00%, 6/1/2049	25,000	29,589
Oncor Electric Delivery Co. LLC:
3.70%, 5/15/2050	25,000	29,243
5.30%, 6/1/2042	25,000	34,435
5.75%, 3/15/2029	25,000	31,523
Public Service Co. of Colorado:
4.10%, 6/15/2048	75,000	91,563
4.30%, 3/15/2044	25,000	30,521
6.50%, 8/1/2038	50,000	75,010
Public Service Electric & Gas Co.:
Series MTN, 2.70%, 5/1/2050	25,000	24,600
Series MTN, 3.65%, 9/1/2028	50,000	56,471
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	25,000	23,687
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	50,000	53,150
Sempra Energy:
3.40%, 2/1/2028	50,000	54,940
3.75%, 11/15/2025	50,000	54,959
4.00%, 2/1/2048	75,000	84,103
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	25,000	34,261
Virginia Electric & Power Co. 8.88%, 11/15/2038	25,000	44,424
Security Description	Principal Amount	Value
Wisconsin Power & Light Co. 3.65%, 4/1/2050	$ 50,000	$ 56,634
Wisconsin Public Service Corp. 4.75%, 11/1/2044	50,000	64,173
Xcel Energy, Inc. 3.40%, 6/1/2030	25,000	27,470
		1,925,648
ELECTRONICS — 0.3%
Flex, Ltd. 5.00%, 2/15/2023	50,000	53,304
Keysight Technologies, Inc. 4.60%, 4/6/2027	25,000	29,037
		82,341
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	50,000	53,613
4.75%, 5/15/2023	50,000	53,530
		107,143
FOOD — 1.9%
Campbell Soup Co.:
2.50%, 8/2/2022	75,000	76,658
3.95%, 3/15/2025	25,000	27,558
4.15%, 3/15/2028	100,000	113,992
4.80%, 3/15/2048	50,000	61,642
Conagra Brands, Inc. 5.30%, 11/1/2038	50,000	63,594
General Mills, Inc.:
3.00%, 2/1/2051 (c)	75,000	75,566
3.20%, 2/10/2027	25,000	27,244
Kellogg Co. 3.25%, 4/1/2026	50,000	54,590
Mondelez International, Inc.:
1.50%, 5/4/2025	50,000	50,845
3.63%, 2/13/2026	25,000	27,598
		579,287
FOREST PRODUCTS & PAPER — 0.1%
International Paper Co. 4.35%, 8/15/2048	14,000	17,429
GAS — 0.3%
NiSource, Inc. 2.95%, 9/1/2029	26,000	27,521
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	50,000	50,656
Southern California Gas Co. 3.15%, 9/15/2024	25,000	26,762
		104,939
HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	50,000	54,992
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
4.75%, 11/30/2036	50,000	64,393

See accompanying notes to financial statements.
8

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.90%, 11/30/2046	$ 25,000	$ 34,118
Baxter International, Inc.:
3.50%, 8/15/2046	25,000	27,892
3.95%, 4/1/2030	25,000	28,778
Boston Scientific Corp.:
2.65%, 6/1/2030	50,000	51,690
4.70%, 3/1/2049	3,000	3,840
Koninklijke Philips NV 6.88%, 3/11/2038	25,000	38,078
Medtronic, Inc.:
3.50%, 3/15/2025	25,000	27,441
4.63%, 3/15/2045	25,000	32,794
		309,024
HEALTH CARE SERVICES — 0.5%
Anthem, Inc. 4.10%, 3/1/2028	125,000	143,042
HOUSEHOLD PRODUCTS & WARES — 0.5%
Kimberly-Clark Corp.:
3.20%, 4/25/2029	50,000	55,383
3.90%, 5/4/2047	25,000	30,227
5.30%, 3/1/2041	50,000	68,432
		154,042
INSURANCE — 1.8%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (a)	50,000	56,753
AXA SA 8.60%, 12/15/2030	75,000	113,892
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	75,000	79,015
4.30%, 4/15/2043	50,000	59,375
MetLife, Inc. 4.55%, 3/23/2030	75,000	90,067
XLIT, Ltd. 5.50%, 3/31/2045	100,000	136,245
		535,347
INTERNET — 1.2%
Amazon.com, Inc.:
0.45%, 5/12/2024	50,000	49,903
2.40%, 2/22/2023	4,000	4,131
2.50%, 6/3/2050	50,000	47,226
2.88%, 5/12/2041	50,000	51,619
3.88%, 8/22/2037	50,000	59,520
4.05%, 8/22/2047	3,000	3,658
4.25%, 8/22/2057	3,000	3,839
eBay, Inc.:
1.90%, 3/11/2025	50,000	51,703
3.65%, 5/10/2051	75,000	79,480
		351,079
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp. Series MTN, 3.30%, 6/9/2024	$ 50,000	$ 53,914
Caterpillar, Inc. 4.30%, 5/15/2044	50,000	63,334
		117,248
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC 4.20%, 1/15/2024	150,000	162,388
Deere & Co. 3.75%, 4/15/2050	25,000	30,183
John Deere Capital Corp.:
1.45%, 1/15/2031	25,000	24,170
Series MTN, 0.45%, 1/17/2024	25,000	24,954
Xylem, Inc.:
3.25%, 11/1/2026	50,000	54,735
4.38%, 11/1/2046	25,000	29,797
		326,227
MEDIA — 0.3%
Thomson Reuters Corp. 4.30%, 11/23/2023	75,000	80,858
MINING — 2.8%
Barrick Gold Corp. 6.45%, 10/15/2035	15,000	20,700
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	5,000	5,084
Newmont Corp.:
3.70%, 3/15/2023	25,000	26,118
6.25%, 10/1/2039	125,000	180,702
Rio Tinto Alcan, Inc. 5.75%, 6/1/2035	50,000	69,139
Rio Tinto Finance USA PLC 4.75%, 3/22/2042	175,000	229,024
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	50,000	67,792
Teck Resources, Ltd.:
3.90%, 7/15/2030	50,000	54,003
5.20%, 3/1/2042	150,000	177,909
		830,471
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
Series MTN, 3.63%, 10/15/2047	25,000	28,939
Series MTN, 3.88%, 6/15/2044	25,000	29,537
General Electric Co.:
3.63%, 5/1/2030	75,000	83,722
4.35%, 5/1/2050	75,000	90,790
		232,988

See accompanying notes to financial statements.
9

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
OFFICE FURNISHINGS — 0.2%
Steelcase, Inc. 5.13%, 1/18/2029	$ 50,000	$ 58,038
OIL & GAS — 2.0%
BP Capital Markets America, Inc. 2.52%, 9/19/2022	4,000	4,101
Cenovus Energy, Inc. 4.25%, 4/15/2027	25,000	27,955
Chevron Corp. 2.90%, 3/3/2024	100,000	105,836
ConocoPhillips 5.90%, 5/15/2038	50,000	69,907
Exxon Mobil Corp.:
2.61%, 10/15/2030	25,000	26,369
2.99%, 3/19/2025	50,000	53,648
3.04%, 3/1/2026	50,000	54,272
3.45%, 4/15/2051	50,000	54,409
Hess Corp.:
6.00%, 1/15/2040	25,000	32,098
7.30%, 8/15/2031	5,000	6,776
Marathon Petroleum Corp. 3.80%, 4/1/2028	50,000	55,694
Shell International Finance B.V. 3.88%, 11/13/2028	25,000	28,698
Suncor Energy, Inc. 6.80%, 5/15/2038	50,000	71,848
		591,611
PACKAGING & CONTAINERS — 0.1%
WRKCo, Inc. 4.90%, 3/15/2029	25,000	29,984
PHARMACEUTICALS — 6.8%
AbbVie, Inc.:
3.85%, 6/15/2024	150,000	162,639
4.25%, 11/21/2049	50,000	59,949
4.30%, 5/14/2036	100,000	118,631
AstraZeneca PLC:
3.13%, 6/12/2027	50,000	54,464
4.38%, 11/16/2045	25,000	31,101
Becton Dickinson & Co.:
1.96%, 2/11/2031	50,000	48,786
3.70%, 6/6/2027	15,000	16,674
3.79%, 5/20/2050	50,000	55,812
4.69%, 12/15/2044	125,000	155,872
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	50,000	50,945
3.25%, 2/27/2027	50,000	55,378
3.40%, 7/26/2029	50,000	56,010
3.45%, 11/15/2027	25,000	27,879
4.25%, 10/26/2049	50,000	63,152
Cigna Corp.:
3.40%, 3/15/2050	25,000	26,005
3.50%, 6/15/2024	75,000	80,468
4.80%, 8/15/2038	25,000	31,138
CVS Health Corp. 6.13%, 9/15/2039	25,000	34,879
Security Description	Principal Amount	Value
GlaxoSmithKline Capital PLC 0.53%, 10/1/2023	$ 15,000	$ 15,024
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	21,000	23,169
6.38%, 5/15/2038	25,000	37,431
Johnson & Johnson:
0.55%, 9/1/2025	50,000	49,499
1.30%, 9/1/2030	50,000	48,507
2.25%, 9/1/2050	50,000	46,674
Merck & Co., Inc.:
2.35%, 6/24/2040	25,000	24,206
3.40%, 3/7/2029	50,000	56,037
4.15%, 5/18/2043	75,000	92,568
Mylan, Inc. 4.55%, 4/15/2028	25,000	28,691
Novartis Capital Corp.:
2.00%, 2/14/2027	25,000	25,996
2.75%, 8/14/2050	25,000	25,213
4.40%, 5/6/2044	25,000	32,038
Pfizer, Inc.:
0.80%, 5/28/2025	25,000	25,069
2.55%, 5/28/2040	25,000	25,076
2.70%, 5/28/2050	25,000	24,926
7.20%, 3/15/2039	25,000	40,948
Sanofi:
3.38%, 6/19/2023	100,000	105,651
3.63%, 6/19/2028	50,000	57,073
Viatris, Inc. 3.85%, 6/22/2040 (c)	50,000	53,367
Wyeth LLC 6.45%, 2/1/2024	50,000	57,617
		2,024,562
PIPELINES — 1.3%
Enbridge, Inc.:
3.13%, 11/15/2029	25,000	26,774
4.00%, 11/15/2049	25,000	27,774
Kinder Morgan, Inc.:
2.00%, 2/15/2031	50,000	48,135
5.05%, 2/15/2046	50,000	60,665
MPLX L.P. 4.70%, 4/15/2048	50,000	58,135
TransCanada PipeLines, Ltd. 7.63%, 1/15/2039	50,000	77,647
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	25,000	30,412
Williams Cos., Inc. 3.50%, 11/15/2030	50,000	54,575
		384,117
REAL ESTATE INVESTMENT TRUSTS — 7.1%
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	47,324
2.00%, 5/18/2032	50,000	48,740
3.00%, 5/18/2051	25,000	24,536

See accompanying notes to financial statements.
10

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
Series GMTN, 3.50%, 11/15/2024	$ 50,000	$ 54,149
Series MTN, 3.20%, 1/15/2028	75,000	81,376
Series MTN, 3.90%, 10/15/2046	75,000	87,667
Boston Properties L.P.:
2.75%, 10/1/2026	75,000	80,084
3.25%, 1/30/2031	100,000	107,050
3.40%, 6/21/2029	75,000	81,549
3.65%, 2/1/2026	100,000	110,229
3.80%, 2/1/2024	225,000	240,826
Brixmor Operating Partnership L.P. 3.90%, 3/15/2027	50,000	54,954
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	57,886
Digital Realty Trust L.P. 4.45%, 7/15/2028	25,000	28,992
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	25,000	26,256
3.00%, 1/15/2030	50,000	53,036
3.25%, 7/15/2026	100,000	108,705
3.50%, 7/15/2029	50,000	55,326
6.75%, 2/1/2041	25,000	37,331
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	100,000	108,367
Series I, 3.50%, 9/15/2030	75,000	78,712
Kilroy Realty L.P.:
2.50%, 11/15/2032	75,000	73,830
3.80%, 1/15/2023	50,000	52,016
4.25%, 8/15/2029	50,000	56,425
4.38%, 10/1/2025	25,000	27,736
Prologis L.P. 2.25%, 4/15/2030	25,000	25,516
Regency Centers L.P. 3.60%, 2/1/2027	25,000	27,677
Simon Property Group L.P.:
2.20%, 2/1/2031	25,000	24,695
3.38%, 12/1/2027	75,000	81,742
Ventas Realty L.P.:
3.75%, 5/1/2024	25,000	26,827
4.00%, 3/1/2028	50,000	56,217
Weyerhaeuser Co. 4.00%, 4/15/2030	75,000	85,384
		2,111,160
RETAIL — 1.7%
Home Depot, Inc.:
2.95%, 6/15/2029	50,000	54,643
3.13%, 12/15/2049	50,000	52,996
3.50%, 9/15/2056	15,000	16,954
5.88%, 12/16/2036	25,000	35,727
5.95%, 4/1/2041	25,000	36,552
Security Description	Principal Amount	Value
Lowe's Cos., Inc. 5.13%, 4/15/2050	$ 50,000	$ 67,496
Target Corp.:
2.25%, 4/15/2025	49,000	51,422
3.63%, 4/15/2046	5,000	5,936
Walmart, Inc.:
2.85%, 7/8/2024	75,000	79,942
6.20%, 4/15/2038	75,000	111,945
		513,613
SEMICONDUCTORS — 2.9%
Applied Materials, Inc.:
1.75%, 6/1/2030	19,000	18,808
5.85%, 6/15/2041	25,000	36,805
Intel Corp.:
3.40%, 3/25/2025	100,000	109,165
4.00%, 12/15/2032	53,000	63,835
4.10%, 5/19/2046	50,000	60,070
4.25%, 12/15/2042	150,000	184,023
4.75%, 3/25/2050	100,000	132,774
Lam Research Corp. 4.00%, 3/15/2029	50,000	58,153
NVIDIA Corp. 2.85%, 4/1/2030	50,000	54,135
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.25%, 5/11/2041 (c)	25,000	25,635
QUALCOMM, Inc.:
3.25%, 5/20/2027	50,000	55,216
4.80%, 5/20/2045	25,000	33,223
Xilinx, Inc. 2.95%, 6/1/2024	25,000	26,462
		858,304
SOFTWARE — 3.3%
Autodesk, Inc. 4.38%, 6/15/2025	75,000	83,851
Microsoft Corp.:
2.53%, 6/1/2050	125,000	122,834
2.65%, 11/3/2022	100,000	102,757
2.92%, 3/17/2052	175,000	185,629
3.13%, 11/3/2025	100,000	109,115
Oracle Corp.:
3.40%, 7/8/2024	100,000	107,220
4.38%, 5/15/2055	75,000	86,996
5.38%, 7/15/2040	75,000	97,204
6.50%, 4/15/2038	75,000	106,334
		1,001,940
TELECOMMUNICATIONS — 11.3%
AT&T, Inc.:
2.30%, 6/1/2027	15,000	15,523
3.50%, 6/1/2041	50,000	52,047
3.80%, 2/15/2027	50,000	55,773
3.85%, 6/1/2060	175,000	184,599
4.25%, 3/1/2027	100,000	113,507
4.45%, 4/1/2024	50,000	54,633

See accompanying notes to financial statements.
11

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.85%, 3/1/2039	$ 8,000	$ 9,726
6.55%, 2/15/2039	200,000	283,482
Bell Telephone Co. of Canada or Bell Canada 4.46%, 4/1/2048	25,000	31,023
British Telecommunications PLC 9.63%, 12/15/2030	125,000	193,839
Cisco Systems, Inc.:
2.20%, 9/20/2023	50,000	51,891
3.50%, 6/15/2025	150,000	165,639
5.50%, 1/15/2040	50,000	70,742
5.90%, 2/15/2039	250,000	363,870
Corning, Inc. 4.38%, 11/15/2057	25,000	29,793
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	200,000	299,540
Motorola Solutions, Inc. 4.60%, 5/23/2029	25,000	29,153
Orange SA 5.50%, 2/6/2044	25,000	34,802
Telefonica Emisiones SA:
4.10%, 3/8/2027	25,000	28,142
5.21%, 3/8/2047	25,000	31,298
7.05%, 6/20/2036	50,000	71,974
TELUS Corp. 3.70%, 9/15/2027	50,000	56,145
Verizon Communications, Inc.:
1.45%, 3/20/2026	50,000	50,462
2.65%, 11/20/2040	50,000	48,241
2.88%, 11/20/2050	25,000	23,875
2.99%, 10/30/2056	25,000	23,506
3.00%, 11/20/2060	25,000	23,471
3.40%, 3/22/2041	50,000	52,961
4.13%, 3/16/2027	50,000	56,906
4.15%, 3/15/2024	25,000	27,200
4.27%, 1/15/2036	15,000	17,891
4.86%, 8/21/2046	100,000	129,178
5.01%, 8/21/2054	75,000	101,734
6.40%, 9/15/2033	150,000	206,254
Vodafone Group PLC:
4.25%, 9/17/2050	25,000	29,101
Security Description	Principal Amount	Value
4.38%, 5/30/2028	$ 50,000	$ 58,163
4.88%, 6/19/2049	50,000	63,047
5.00%, 5/30/2038	200,000	251,922
		3,391,053
TRANSPORTATION — 0.2%
Canadian Pacific Railway Co. 4.00%, 6/1/2028	50,000	56,845
WATER — 0.2%
American Water Capital Corp. 6.59%, 10/15/2037	50,000	74,079
TOTAL CORPORATE BONDS & NOTES (Cost $29,730,740)		29,600,049
TOTAL INVESTMENTS — 99.0% (Cost $29,730,740)		29,600,049
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		309,906
NET ASSETS — 100.0%		$ 29,909,955
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2021. Maturity date shown is the final maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$29,600,049	$—	$29,600,049
TOTAL INVESTMENTS	$—	$29,600,049	$—	$29,600,049
See accompanying notes to financial statements.
12

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021

ASSETS
Investments in unaffiliated issuers, at value	$29,600,049
Cash	370,751
Receivable for investments sold	648,922
Interest receivable — unaffiliated issuers	254,432
TOTAL ASSETS	30,874,154
LIABILITIES
Payable for investments purchased	961,273
Advisory fee payable	2,926
TOTAL LIABILITIES	964,199
NET ASSETS	$29,909,955
NET ASSETS CONSIST OF:
Paid-in Capital	$30,002,161
Total distributable earnings (loss)	(92,206)
NET ASSETS	$29,909,955
NET ASSET VALUE PER SHARE
Net asset value per share	$ 24.92
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$29,730,740
See accompanying notes to financial statements.
13

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2021 (a)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 353,267
EXPENSES
Advisory fee	21,470
Trustees’ fees and expenses	172
TOTAL EXPENSES	21,642
NET INVESTMENT INCOME (LOSS)	$ 331,625
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,070
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(130,691)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(122,621)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 209,004
(a) For the period November 9, 2020 (commencement of operations) through June 30, 2021.
See accompanying notes to financial statements.
14

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
STATEMENT OF CHANGES IN NET ASSETS

For the Period 11/9/20*- 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 331,625
Net realized gain (loss)	8,070
Net change in unrealized appreciation/depreciation	(130,691)
Net increase (decrease) in net assets resulting from operations	209,004
Net equalization credits and charges	4,209
Distributions to shareholders	(301,210)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	30,001,526
Net income equalization	(4,209)
Other Capital	635
Net increase (decrease) in net assets from beneficial interest transactions	29,997,952
Net increase (decrease) in net assets during the period	29,909,955
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$29,909,955
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,200,000
Net increase (decrease)	1,200,000
*	Commencement of operations.
See accompanying notes to financial statements.
15

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR Bloomberg SASB Corporate Bond ESG Select ETF
For the Period 11/09/20*- 6/30/21
Net asset value, beginning of period	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30
Net realized and unrealized gain (loss) (b)	(0.11)
Total from investment operations	0.19
Net equalization credits and charges (a)	0.00(c)
Other capital (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.27)
Net asset value, end of period	$ 24.92
Total return (d)	0.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,910
Ratios to average net assets:
Total expenses	0.12%(e)
Net investment income (loss)	1.85%(e)
Portfolio turnover rate (f)	16%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
16

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the SPDR Bloomberg SASB Corporate Bond ESG Select ETF (the “Fund”).
The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on November 9, 2020.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
17

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund underlying benchmarks. Various inputs are used in determining the value of the Fund investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized for financial reporting purposes. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
18

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	0.12%
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedule of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
19

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	$5,070,969	$4,559,270
For the year ended June 30, 2021, the following Fund had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	$29,539,551	$—	$—
6.    Shareholder Transactions
The Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for wash sales and premium amortization.
20

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	$301,210	$—	$301,210
At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	$49,870	$—	$—	$(142,076)	$(92,206)
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	$29,742,125	$194,515	$336,591	$(142,076)
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
21

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

9.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg SASB Corporate Bond ESG Select ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of SPDR Bloomberg SASB Corporate Bond ESG Select ETF (the “Fund”) (one of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedule of investments, as of June 30, 2021, and the related statements of operations and changes in net assets and the financial highlights for the period from November 9, 2020 (commencement of operations) to June 30, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SPDR® Series Trust) at June 30, 2021, and the results of its operations, changes in net assets and financial highlights for the period from November 9, 2020 (commencement of operations) to June 30, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
23

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
SPDR Bloomberg SASB Corporate Bond ESG Select ETF
Annualized Expense Ratio	0.12%
Actual:
Ending Account Value	$ 986.20
Expenses Paid During Period	0.59(a)
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.20
Expenses Paid During Period(b)	0.60
(a)	Actual period is from commencement of operations on 11/10/2020.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
24

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Interest Dividends
The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
25

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
					& Income Fund (Trustee).
26

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
27

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
28

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow
Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRESGFIAR

Annual Report
June 30, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays U.S. Aggregate Bond Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's Financial Services, LLC, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The securities in the Index must have at least 1 year remaining to maturity and must have $300 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the Index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable. The Index is market capitalization weighted.
The Bloomberg Barclays U.S. Intermediate Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 1 year and less than 10 years. The Index is a component of the Bloomberg Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating- rate securities, and Eurobonds are excluded from the Index.
The Bloomberg Barclays U.S. Long Term Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 10 years. The Index is a component of the Bloomberg Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating-rate securities, and Eurobonds are excluded from the Index.
The Bloomberg Barclays Long U.S. Treasury Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 years or more. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 years or more, are rated investment grade, and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as "TIPS," and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted.
The Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC), and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and nonconvertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds. The Index is market capitalization weighted.
The Bloomberg Barclays 1-3 Year U.S. Treasury Index is designed to measure the performance of short term (1-3 years) public obligations of the U.S. Treasury. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. Securities excluded from the Index include state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as "TIPS," floating rate bonds and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
The Bloomberg Barclays U.S. Government Inflation-Linked Bond Index includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the index rebalancing date.
The Bloomberg Barclays 3-10 Year U.S. Treasury Index is designed to measure the performance of intermediate term (3-10 years) public obligations of the U.S. Treasury. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 3 years and less than 10 years, are rated investment grade and have $300 million or more of outstanding face value.
The ICE BofA US High Yield Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as "junk") corporate debt publicly issued in the U.S. domestic market. The Index includes securities rated below investment grade (based on an average of Moody's Investors Service, Inc., Fitch, Inc., and Standard & Poor's Financial Services, LLC) with at least 18 months remaining to final maturity at the time of issuance and at least one year remaining term to final maturity as of the Index's rebalancing date. In addition, individual securities of qualifying issuers must have a fixed coupon schedule and a minimum amount outstanding of $250 million.
The Bloomberg Barclays U.S. Corporate Bond Index is designed to measure the performance of the investment grade corporate bond market. The Index includes publicly issued, investment grade, fixed-rate, taxable, U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. industrial, utility, and financial institutions. Bonds included in the Index must have $300 million or more of par amount outstanding and a remaining maturity of at least 1 year. The Index considers investment grade securities to be rated Baa3/BBB- or higher, using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC.
The Bloomberg Barclays U.S. MBS Index (the “MBS Index”) measures the performance of the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government-sponsored enterprises: Government National Mortgage Association (“GNMA”); Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”).
See accompanying notes to financial statements.
2

SPDR PORTFOLIO AGGREGATE BOND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was –0.33%, and the Index was –0.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security misweights contributed to the fractional differences between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID -19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Corporate bonds were negatively affected and treasuries rallied as investor risk-off sentiment shifted allocations between asset classes. However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized marking the beginning of a widespread rally across a number of fixed income sectors, including corporate bonds. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. This caused a spike in yields across a number of fixed income sectors, leading to widespread negative returns in Q1 2021. Treasury yields along the curve backed up to pre-pandemic levels before retreating slightly in the second quarter after the Fed reiterated their stance that higher inflation would be transitory, quelling investor fears of an overheating economy.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR Portfolio Aggregate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index
ONE YEAR	(0.33)%	(0.49)%	(0.33)%	(0.33)%	(0.49)%	(0.33)%
FIVE YEARS	15.62%	15.57%	16.08%	2.94%	2.94%	3.03%
TEN YEARS	38.31%	38.24%	39.62%	3.30%	3.29%	3.39%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Aggregate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Portfolio Aggregate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Federal National Mortgage Association TBA 2.00% 7/1/2051	1.4%
Treasury Bonds 4.63% 2/15/2040	1.1
Federal National Mortgage Association TBA 2.50% 7/1/2051	1.0
Federal National Mortgage Association TBA 1.50% 7/1/2051	0.8
Treasury Notes 0.75% 4/30/2026	0.7
TOTAL	5.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	29.3
Corporate Bonds & Notes	27.1
Foreign Government Obligations	3.7
Mortgage-Backed Securities	1.1
Municipal Bonds & Notes	0.5
Asset-Backed Securities	0.3
Short-Term Investments	10.1
Liabilities in Excess of Other Assets	(9.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Intermediate Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 2.47%, and the Index was 2.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Corporate bonds were negatively affected as investor risk-off sentiment shifted allocations out of the asset class and volatility drove spreads of the Index to unprecedented wides of 390 basis points (bps). However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized marking the beginning of a widespread rally across a number of fixed income sectors, including corporate bonds. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. This caused a spike in yields across a number of fixed income sectors, leading to widespread negative returns in Q1 2021. The Fed reiterated their stance that higher inflation would be transitory which quelled investor fears, leading to a bounce back in returns in Q2 2021. Index spreads continued their tightening trend over the Reporting Period, declining from 118 bps in June 2020 to 57 bps a year later.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Portfolio Intermediate Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Intermediate Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Intermediate Corporate Bond Index
ONE YEAR	2.47%	2.31%	2.57%	2.47%	2.31%	2.57%
FIVE YEARS	20.67%	20.28%	20.91%	3.83%	3.76%	3.87%
TEN YEARS	47.46%	46.79%	49.12%	3.96%	3.91%	4.08%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Portfolio Intermediate Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
CVS Health Corp. 4.30% 3/25/2028	0.2%
Barclays PLC 4.97% 5/16/2029	0.2
T-Mobile USA, Inc. 3.88% 4/15/2030	0.2
Bank of America Corp. 3.42% 12/20/2028	0.2
Wells Fargo & Co. 2.41% 10/30/2025	0.2
TOTAL	1.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Corporate Bonds & Notes	99.0%
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2021

% of Total Investments
Financial	38.5%
Consumer, Non-cyclical	13.9
Technology	7.7
Industrial	7.7
Communications	7.1
Energy	6.7
Consumer, Cyclical	6.6
Utilities	6.2
Basic Materials	2.0
Short-Term Investments	3.6
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
8

SPDR Portfolio Long Term Corporate Bond ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Long Term Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 4.18%, and the Index was 4.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Corporate bonds were negatively affected as investor risk-off sentiment shifted allocations out of the asset class and volatility drove spreads of the Index to unprecedented wides of 364 basis points (bps). However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized marking the beginning of a widespread rally across a number of fixed income sectors, including corporate bonds. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. This caused a spike in yields across a number of fixed income sectors, leading to widespread negative returns in Q1 2021. The Fed reiterated their stance that higher inflation would be transitory which quelled investor fears, leading to a bounce back in returns in Q2 2021. Index spreads continued their tightening trend over the Reporting Period, declining from 201 bps in June 2020 to 116 bps a year later.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR Portfolio Long Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Long Term Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Long Term Corporate Bond Index
ONE YEAR	4.18%	3.48%	4.54%	4.18%	3.48%	4.54%
FIVE YEARS	38.17%	36.74%	39.48%	6.68%	6.46%	6.88%
TEN YEARS	105.79%	104.54%	109.49%	7.48%	7.42%	7.68%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR Portfolio Long Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
GE Capital International Funding Co. Unlimited Co. 4.42% 11/15/2035	0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.4
CVS Health Corp. 5.05% 3/25/2048	0.4
Goldman Sachs Group, Inc. 6.75% 10/1/2037	0.3
AT&T, Inc. 3.55% 9/15/2055	0.3
TOTAL	1.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Corporate Bonds & Notes	98.4%
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2021

% of Total Investments
Consumer, Non-cyclical	22.3%
Financial	16.0
Communications	15.2
Utilities	11.8
Energy	9.1
Industrial	8.6
Technology	7.4
Consumer, Cyclical	4.2
Basic Materials	3.2
Short-Term Investments	2.2
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
11

SPDR PORTFOLIO LONG TERM TREASURY ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays Long U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was –10.61%, and the Index was –10.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Treasuries rallied on the risk-off sentiment in early 2020, however, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized and Treasuries declined. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. Treasury yields along the curve backed up to pre-pandemic levels before retreating slightly in the second quarter after the Fed reiterated their stance that higher inflation would be transitory, quelling investor fears of an overheating economy.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR Portfolio Long Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Long U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Barclays Long U.S. Treasury Index
ONE YEAR	(10.61)%	(10.58)%	(10.58)%	(10.61)%	(10.58)%	(10.58)%
FIVE YEARS	16.38%	16.17%	16.69%	3.08%	3.04%	3.13%
TEN YEARS	88.97%	89.19%	90.63%	6.57%	6.58%	6.66%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Long Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR Portfolio Long Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Treasury Bonds 1.88% 2/15/2041	3.8%
Treasury Bonds 1.88% 2/15/2051	3.7
Treasury Bonds 1.63% 11/15/2050	3.4
Treasury Bonds 1.38% 8/15/2050	3.1
Treasury Bonds 3.00% 2/15/2049	3.0
TOTAL	17.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investments	7.2
Liabilities in Excess of Other Assets	(6.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR Portfolio Short Term Corporate Bond ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 1.39%, and the Index was 1.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID -19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Corporate bonds were negatively affected as investor risk-off sentiment shifted allocations out of the asset class and volatility drove spreads of the Index to unprecedented wides of 408 basis points (bps). However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized marking the beginning of a widespread rally across a number of fixed income sectors, including corporate bonds. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. This caused a spike in yields across a number of fixed income sectors, leading to widespread negative returns in Q1 2021. The Fed reiterated their stance that higher inflation would be transitory which quelled investor fears, leading to a bounce back in returns in Q2 2021. Index spreads continued their tightening trend over the Reporting Period, declining from 73 bps in June 2020 to 31 bps a year later.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR Portfolio Short Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index
ONE YEAR	1.39%	1.30%	1.54%	1.39%	1.30%	1.54%
FIVE YEARS	12.94%	12.90%	13.50%	2.46%	2.46%	2.56%
TEN YEARS	23.05%	22.77%	25.79%	2.10%	2.07%	2.32%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR Portfolio Short Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Bank of America Corp. 3.00% 12/20/2023	0.8%
JPMorgan Chase & Co. 1.51% 6/1/2024	0.6
HSBC Holdings PLC 3.95% 5/18/2024	0.6
Wells Fargo & Co. 1.65% 6/2/2024	0.6
Boeing Co. 4.51% 5/1/2023	0.6
TOTAL	3.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2021

% of Net Assets
Financial	44.6%
Consumer, Non-cyclical	12.9
Energy	9.2
Technology	7.9
Industrial	7.0
Consumer, Cyclical	6.4
Utilities	5.0
Communications	4.2
Basic Materials	1.7
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR PORTFOLIO SHORT TERM TREASURY ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays 1-3 Year U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 0.01%, and the Index was 0.05%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Treasuries rallied on the risk-off sentiment in early 2020, however, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized and Treasuries declined. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. Treasury yields along the curve backed up to pre-pandemic levels before retreating slightly in the second quarter after the Fed reiterated their stance that higher inflation would be transitory, quelling investor fears of an overheating economy.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR Portfolio Short Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year U.S. Treasury Index
ONE YEAR	0.01%	0.01%	0.05%	0.01%	0.01%	0.05%
FIVE YEARS(1) (2)	6.94%	6.94%	7.22%	1.35%	1.35%	1.40%
SINCE INCEPTION(1) (2) (3)	12.32%	12.34%	13.16%	1.22%	1.22%	1.30%
(1)	Effective April 30, 2018 the Fund changed its benchmark index from the Bloomberg Barclays 1-5 Year U.S. Treasury Index to the Bloomberg Barclays 1-3 Year U.S. Treasury Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to April, 30, 2018.
(2)	Index returns represent the Fund’s prior benchmark index from November 30, 2011 through April 29, 2018 and the Bloomberg Barclays 1-3 Year U.S. Treasury Index from April 30, 2018 through June 30, 2021.
(3)	For the period November 30, 2011 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Short Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR Portfolio Short Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Treasury Notes 0.38% 4/15/2024	2.2%
Treasury Notes 0.25% 3/15/2024	1.9
Treasury Notes 0.13% 1/31/2023	1.9
Treasury Notes 0.25% 6/15/2024	1.8
Treasury Notes 0.25% 5/15/2024	1.8
TOTAL	9.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR PORTFOLIO TIPS ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 6.34%, and the Index was 6.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID -19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy leading TIPS to sell off. However, after the Fed reiterated their stance that higher inflation would be transitory, quelling investor fears of an overheating economy, TIPS retraced their earlier decline.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR Portfolio TIPS ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-Linked Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-Linked Bond Index
ONE YEAR	6.34%	6.27%	6.51%	6.34%	6.27%	6.51%
FIVE YEARS	22.56%	22.46%	23.38%	4.15%	4.14%	4.29%
TEN YEARS	39.28%	39.27%	41.44%	3.37%	3.37%	3.53%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio TIPS ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR Portfolio TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	3.4%
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2024	3.2
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	3.1
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2025	3.1
Treasury Inflation Protected Indexed Notes 0.38% 1/15/2027	3.0
TOTAL	15.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
U.S. Treasury Obligations	99.1%
Short-Term Investments	5.6
Liabilities in Excess of Other Assets	(4.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate-term sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays 3-10 Year U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was –2.08%, and the Index was –2.04%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Treasuries rallied on the risk-off sentiment in early 2020, however, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized and Treasuries declined. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. Treasury yields along the curve backed up to pre-pandemic levels before retreating slightly in the second quarter after the Fed reiterated their stance that higher inflation would be transitory, quelling investor fears of an overheating economy.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR Portfolio Intermediate Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 3-10 Year U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Barclays 3-10 Year U.S. Treasury Index
ONE YEAR	(2.08)%	(2.08)%	(2.04)%	(2.08)%	(2.08)%	(2.04)%
FIVE YEARS(1) (2)	12.78%	12.80%	13.14%	2.43%	2.44%	2.50%
TEN YEARS(1) (2)	26.27%	26.23%	27.37%	2.36%	2.36%	2.45%
(1)	Effective April 30, 2018, the Fund changed its benchmark from the Bloomberg Barclays Intermediate U.S. Treasury Index to the Bloomberg Barclays 3-10 Year U.S. Treasury Index. The Fund's performance is based on the Fund's prior investments strategy to track a different benchmark index for periods prior to April 30, 2018.
(2)	Index returns represent the Fund's prior benchmark index from June 30, 2011 through April 29, 2018 and the Bloomberg Barclays 3-10 Year U.S. Treasury Index from April 30, 2018 through June 30, 2021.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR Portfolio Intermediate Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Treasury Notes 1.13% 2/15/2031	2.5%
Treasury Notes 0.88% 11/15/2030	2.4
Treasury Notes 0.63% 8/15/2030	2.1
Treasury Notes 1.63% 5/15/2031	1.8
Treasury Notes 0.63% 5/15/2030	1.7
TOTAL	10.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
U.S. Treasury Obligations	99.6%
Short-Term Investments	8.5
Liabilities in Excess of Other Assets	(8.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
26

SPDR Portfolio High Yield Bond ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the broad U.S. corporate high yield market. The Fund’s benchmark is the ICE BofA U.S. High Yield Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 16.41%, and the Index was 15.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. fund outperformed the index over the period through security selection in its sampling and by applying effective trading cost control measures.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. The high yield sector was hit particularly hard as investor risk-off sentiment shifted allocations out of the asset class and volatility drove spreads to historical wides of 1,100 basis points (bps). However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized marking the beginning of a widespread rally across a number of fixed income sectors, including high yield. A broader economic recovery continued into 2021 with high yield companies hardest hit by the pandemic seeing positive returns. Spreads within the high yield sector tightened over the Reporting Period, declining from 644 bps in June 2020 to 29906 bps a year later, leading to positive performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
27

SPDR Portfolio High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	ICE BofA US High Yield Index	Net Asset Value	Market Value	ICE BofA US High Yield Index
ONE YEAR	16.41%	15.86%	15.62%	16.41%	15.86%	15.62%
FIVE YEARS(1) (2)	32.87%	33.34%	32.86%	5.85%	5.92%	5.85%
SINCE INCEPTION(1) (2) (3)	62.21%	62.51%	64.40%	5.50%	5.52%	5.66%
(1)	Effective April 1, 2019, the Fund changed its benchmark from the ICE BofAML US Diversified Crossover Corporate Index to the ICE BofAML US High Yield Index . The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to April 1, 2019.
(2)	Index returns represent the Fund’s prior benchmark index from inception until April 1, 2019 and the ICE BofA US High Yield Index from April 1, 2019 through June 30, 2021.
(3)	For the period June 18, 2012 to June 30, 2021. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.10%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
28

SPDR Portfolio High Yield Bond ETF
Performance Summary (Unaudited)  (continued)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Ford Motor Co. 9.00% 4/22/2025	0.3%
Carnival Corp. 11.50% 4/1/2023	0.3
Sprint Corp. 7.88% 9/15/2023	0.3
Ford Motor Co. 8.50% 4/21/2023	0.2
Centene Corp. 4.63% 12/15/2029	0.2
TOTAL	1.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Corporate Bonds & Notes	98.0%
Common Stocks	0.0 *
Senior Floating Rate Loans	0.0 *
Preferred Stocks	0.0 *
Short-Term Investments	6.6
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2021

% of Total Investments
Consumer, Cyclical	19.8%
Communications	15.8
Consumer, Non-cyclical	15.1
Energy	13.2
Financial	9.7
Industrial	8.9
Basic Materials	4.6
Technology	3.8
Utilities	2.7
Diversified	0.1
Short-Term Investments	6.3
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
29

SPDR Portfolio Corporate Bond ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was 3.49%, and the Index was 3.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The fund outperformed the index over the period through security selection in its sampling and by applying effective trading cost control measures.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Corporate bonds were negatively affected as investor risk-off sentiment shifted allocations out of the asset class and volatility drove spreads of the Index to unprecedented wides of 381 basis points (bps). However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized marking the beginning of a widespread rally across a number of fixed income sectors, including corporate bonds. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. This caused a spike in yields across a number of fixed income sectors, leading to widespread negative returns in Q1 2021. The Fed reiterated their stance that higher inflation would be transitory which quelled investor fears, leading to a bounce back in returns in Q2 2021. Index spreads continued their tightening trend over the Reporting Period, declining from 149 bps in June 2020 to 80 bps a year later.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

SPDR Portfolio Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Corporate Bond Index
ONE YEAR	3.49%	3.19%	3.30%	3.49%	3.19%	3.30%
FIVE YEARS(1) (2)	27.46%	26.93%	27.49%	4.97%	4.88%	4.98%
TEN YEARS(1) (2)	61.24%	61.12%	63.57%	4.89%	4.89%	5.04%
(1)	Effective July 31, 2018, the Fund changed its benchmark from the Bloomberg Barclays Issuer Scored Corporate Index to the Bloomberg Barclays U.S. Corporate Bond Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 31, 2018.
(2)	Index returns represent the Fund’s prior benchmark index from inception through July 30, 2018 and the Bloomberg Barclays U.S. Corporate Bond Index from July 31, 2018 through June 30, 2021.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
31

SPDR Portfolio Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Citigroup, Inc. 3.20% 10/21/2026	0.3%
Wells Fargo & Co. 4.65% 11/4/2044	0.3
AT&T, Inc. 3.80% 12/1/2057	0.3
Morgan Stanley 6.38% 7/24/2042	0.3
Goldman Sachs Group, Inc. 6.75% 10/1/2037	0.3
TOTAL	1.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Corporate Bonds & Notes	99.0%
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
Sector Breakdown as of June 30, 2021

% of Total Investments
Financial	29.5%
Consumer, Non-cyclical	17.2
Communications	10.5
Utilities	8.3
Energy	7.6
Industrial	7.5
Technology	7.3
Consumer, Cyclical	5.7
Basic Materials	2.4
Short-Term Investments	4.0
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
32

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. MBS Index (the “Index”).
For the 12-month period ended June 30, 2021 (the “Reporting Period”), the total return for the Fund was –0.66%, and the Index was –0.42%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from the COVID-19 pandemic as well as the threat of higher inflation were primary drivers of Fund performance during the Reporting Period.
The COVID-19 pandemic that started in early 2020 created significant volatility and uncertainty in the markets. Mortgage backed securities (MBS) were negatively affected as investor risk-off sentiment shifted allocations out of the asset class and volatility drove spreads of the Index to unprecedented wides of 132 basis points (bps). However, after substantial fiscal and monetary policy support that saw rates cut to a zero lower bound and billions in asset purchases, markets soon stabilized marking the beginning of a widespread rally across a number of fixed income sectors, including MBS. The first quarter of 2021 brought worries of higher inflation due to ongoing ultra-accommodative policy amid a broader reopening of the economy. This caused a spike in yields across a number of fixed income sectors, leading to widespread negative returns in Q1 2021. The Fed reiterated their stance that higher inflation would be transitory which quelled investor fears, leading to a bounce back in returns in Q2 2021. Index spreads continued their tightening trend over the Reporting Period, declining from 71 bps in June 2020 to 28 bps a year later.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
33

SPDR Portfolio Mortgage Backed Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. MBS Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. MBS Index
ONE YEAR	(0.66)%	(0.65)%	(0.42)%	(0.66)%	(0.65)%	(0.42)%
FIVE YEARS	10.93%	11.03%	11.87%	2.10%	2.11%	2.27%
TEN YEARS	27.00%	27.20%	29.72%	2.42%	2.43%	2.64%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%(0.04% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
34

SPDR Portfolio Mortgage Backed Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Federal National Mortgage Association TBA 2.00% 7/1/2051	2.1%
Federal National Mortgage Association TBA 2.50% 7/1/2051	1.7
Federal National Mortgage Association TBA 3.00% 7/1/2051	1.2
Federal National Mortgage Association 2.00% 7/1/2051	1.1
Federal National Mortgage Association TBA 1.50% 7/1/2051	1.0
TOTAL	7.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Allocation by Issuer as of June 30, 2021

Description	% of Total Investments
Federal National Mortgage Association	51.8%
Government National Mortgage Association	20.6
Federal Home Loan Mortgage Corp.	19.3
TOTAL	91.7%
(The Fund's asset allocation is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
35

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.1%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 400,000	$ 401,192
3.38%, 3/1/2041	240,000	248,213
Omnicom Group, Inc. 2.45%, 4/30/2030	372,000	377,837
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	564,000	622,583
WPP Finance 2010:
3.63%, 9/7/2022	158,000	163,716
3.75%, 9/19/2024	191,000	207,987
		2,021,528
AEROSPACE & DEFENSE — 0.6%
Boeing Co.:
1.17%, 2/4/2023	220,000	220,821
1.43%, 2/4/2024	335,000	335,861
1.95%, 2/1/2024	246,000	252,103
2.20%, 2/4/2026	916,000	924,656
2.25%, 6/15/2026	230,000	234,821
2.70%, 2/1/2027	344,000	355,466
2.75%, 2/1/2026	240,000	250,502
2.80%, 3/1/2023	320,000	330,806
2.80%, 3/1/2024	147,000	153,406
2.85%, 10/30/2024	100,000	105,035
3.10%, 5/1/2026	235,000	248,790
3.20%, 3/1/2029	234,000	245,780
3.25%, 2/1/2028	350,000	371,168
3.25%, 2/1/2035	137,000	139,266
3.45%, 11/1/2028	175,000	186,737
3.60%, 5/1/2034	326,000	343,506
3.63%, 2/1/2031	205,000	220,504
3.63%, 3/1/2048	195,000	194,474
3.83%, 3/1/2059	250,000	251,767
3.85%, 11/1/2048	232,000	239,387
4.51%, 5/1/2023	620,000	660,827
4.88%, 5/1/2025	902,000	1,010,962
5.04%, 5/1/2027	850,000	981,274
5.15%, 5/1/2030	1,094,000	1,296,445
5.71%, 5/1/2040	775,000	999,951
5.81%, 5/1/2050	1,406,000	1,897,102
5.88%, 2/15/2040	50,000	64,253
5.93%, 5/1/2060	915,000	1,262,096
6.13%, 2/15/2033	315,000	399,978
6.88%, 3/15/2039	415,000	581,390
General Dynamics Corp.:
1.88%, 8/15/2023	175,000	180,150
2.13%, 8/15/2026	120,000	125,441
2.25%, 11/15/2022	350,000	357,588
2.38%, 11/15/2024	125,000	131,808
3.38%, 5/15/2023	282,000	297,248
3.50%, 5/15/2025	309,000	338,673
Security Description	Principal Amount	Value
3.63%, 4/1/2030 (b)	$ 245,000	$ 277,159
3.75%, 5/15/2028	365,000	415,071
4.25%, 4/1/2040	761,000	930,771
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	180,000	174,955
3.85%, 6/15/2023	123,000	130,785
3.85%, 12/15/2026	345,000	387,338
3.95%, 5/28/2024	124,000	134,298
4.40%, 6/15/2028	402,000	466,609
5.05%, 4/27/2045	300,000	395,241
Lockheed Martin Corp.:
1.85%, 6/15/2030 (b)	640,000	642,246
2.80%, 6/15/2050 (b)	145,000	145,415
2.90%, 3/1/2025	372,000	398,851
3.10%, 1/15/2023	135,000	140,085
3.55%, 1/15/2026	195,000	215,565
3.60%, 3/1/2035	220,000	252,417
3.80%, 3/1/2045	701,000	817,422
4.70%, 5/15/2046	352,000	465,773
Northrop Grumman Corp.:
2.93%, 1/15/2025	355,000	378,490
3.20%, 2/1/2027	153,000	166,606
3.25%, 8/1/2023	119,000	125,904
3.25%, 1/15/2028	209,000	228,096
3.85%, 4/15/2045	400,000	460,376
4.40%, 5/1/2030 (b)	515,000	609,085
4.75%, 6/1/2043	225,000	289,730
5.05%, 11/15/2040	242,000	316,180
5.25%, 5/1/2050	512,000	719,964
Raytheon Technologies Corp.:
2.25%, 7/1/2030 (b)	795,000	808,332
2.50%, 12/15/2022	329,000	337,630
3.13%, 7/1/2050 (b)	269,000	276,607
3.50%, 3/15/2027	385,000	424,840
3.75%, 11/1/2046	341,000	384,563
3.95%, 8/16/2025	667,000	741,711
4.05%, 5/4/2047	96,000	112,832
4.13%, 11/16/2028	128,000	147,428
4.35%, 4/15/2047	180,000	220,480
4.45%, 11/16/2038	530,000	641,470
4.50%, 6/1/2042	843,000	1,049,274
4.63%, 11/16/2048	503,000	645,882
5.70%, 4/15/2040	390,000	541,499
6.05%, 6/1/2036	100,000	139,796
7.50%, 9/15/2029	604,000	844,368
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	250,000	249,918
0.95%, 4/1/2024	150,000	150,197
1.60%, 4/1/2026	250,000	250,760
2.25%, 4/1/2028	250,000	254,717
2.75%, 4/1/2031	265,000	272,433
		34,369,211
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.35%, 5/6/2025	400,000	418,400

See accompanying notes to financial statements.
36

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.45%, 2/4/2032	$ 515,000	$ 497,773
3.40%, 5/6/2030 (b)	143,000	151,517
3.40%, 2/4/2041	415,000	395,167
3.70%, 2/4/2051	548,000	519,394
4.00%, 2/4/2061	158,000	152,285
4.25%, 8/9/2042	250,000	261,175
4.40%, 2/14/2026	362,000	409,498
4.45%, 5/6/2050	190,000	202,177
4.50%, 5/2/2043	508,000	548,447
4.80%, 2/14/2029	831,000	963,669
5.38%, 1/31/2044	444,000	527,588
5.95%, 2/14/2049	561,000	718,164
6.20%, 2/14/2059	1,000	1,296
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	462,000	491,369
2.75%, 3/27/2025	150,000	159,806
BAT Capital Corp.:
2.26%, 3/25/2028	279,000	277,426
2.73%, 3/25/2031 (b)	848,000	835,255
2.76%, 8/15/2022	275,000	281,474
2.79%, 9/6/2024	184,000	193,471
3.22%, 8/15/2024	150,000	159,339
3.22%, 9/6/2026	380,000	403,191
3.46%, 9/6/2029	242,000	255,859
3.73%, 9/25/2040	350,000	342,724
3.98%, 9/25/2050	590,000	576,235
4.39%, 8/15/2037	507,000	547,007
4.54%, 8/15/2047	577,000	608,418
4.70%, 4/2/2027	1,006,000	1,136,569
4.76%, 9/6/2049	422,000	456,693
5.28%, 4/2/2050	100,000	115,621
BAT International Finance PLC 1.67%, 3/25/2026	200,000	200,248
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025 (b)	133,000	134,479
3.00%, 9/25/2022	175,000	179,792
3.25%, 8/15/2026	217,000	233,703
3.75%, 9/25/2027 (b)	272,000	299,926
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	200,000	197,480
1.13%, 5/1/2023	102,000	103,345
1.50%, 5/1/2025	207,000	211,200
1.75%, 11/1/2030	200,000	193,864
2.10%, 5/1/2030	370,000	369,071
2.13%, 5/10/2023	354,000	364,655
2.38%, 8/17/2022	515,000	525,990
2.50%, 8/22/2022	145,000	148,731
2.50%, 11/2/2022	357,000	366,703
2.63%, 3/6/2023	130,000	134,980
2.75%, 2/25/2026	140,000	149,404
2.88%, 5/1/2024	106,000	112,726
3.13%, 3/2/2028 (b)	115,000	125,280
3.38%, 8/11/2025 (b)	515,000	561,803
Security Description	Principal Amount	Value
3.38%, 8/15/2029 (b)	$ 299,000	$ 330,509
3.60%, 11/15/2023	775,000	834,218
4.13%, 3/4/2043	174,000	198,847
4.38%, 11/15/2041	150,000	177,117
Reynolds American, Inc.:
4.45%, 6/12/2025	487,000	539,922
5.85%, 8/15/2045	646,000	792,145
6.15%, 9/15/2043	295,000	372,402
		20,465,547
AIRLINES — 0.1%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	113,712	117,179
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	49,494	50,815
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	211,703	214,504
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	282,804	284,868
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	85,127	87,194
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	60,625	64,384
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	26,267	27,775
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	238,000	251,666
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	201,893	205,442
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	348,221	383,434
Southwest Airlines Co.:
2.63%, 2/10/2030	272,000	278,980
4.75%, 5/4/2023	662,000	710,511
5.13%, 6/15/2027	468,000	551,103
5.25%, 5/4/2025	205,000	234,172

See accompanying notes to financial statements.
37

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Spirit Airlines Pass Through Trust Series A, 4.10%, 10/1/2029	$ 248,273	$ 258,517
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	84,735	89,168
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	343,154	362,507
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	293,515	309,634
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	39,756	41,507
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	101,110	110,889
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	302,748	302,315
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 1/15/2026	116,460	123,509
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	555,764	618,204
		5,678,277
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	540,000	556,648
2.38%, 11/1/2026	471,000	501,012
2.75%, 3/27/2027	175,000	188,762
2.85%, 3/27/2030 (b)	348,000	378,112
3.25%, 3/27/2040	264,000	289,666
3.38%, 3/27/2050	203,000	229,151
3.88%, 11/1/2045	217,000	260,049
PVH Corp. 4.63%, 7/10/2025	90,000	100,421
Ralph Lauren Corp.:
2.95%, 6/15/2030	463,000	492,600
3.75%, 9/15/2025	189,000	208,412
Tapestry, Inc. 4.13%, 7/15/2027	443,000	484,394
VF Corp. 2.40%, 4/23/2025	141,000	147,865
		3,837,092
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
Series GMTN, 3.50%, 2/15/2028	$ 270,000	$ 302,945
Series GMTN, 3.55%, 1/12/2024	21,000	22,576
Series MTN, 0.40%, 10/21/2022	150,000	150,239
Series MTN, 0.55%, 7/12/2024	150,000	149,480
Series MTN, 0.65%, 9/8/2023	200,000	200,900
Series MTN, 0.88%, 7/7/2023	165,000	166,465
Series MTN, 1.00%, 9/10/2025	250,000	250,010
Series MTN, 1.20%, 7/8/2025	250,000	252,003
Series MTN, 1.80%, 1/13/2031 (b)	263,000	259,515
Series MTN, 1.95%, 5/10/2023	164,000	168,676
Series MTN, 2.00%, 3/24/2028 (b)	115,000	117,992
Series MTN, 2.05%, 1/10/2023	320,000	328,278
Series MTN, 2.15%, 9/10/2024	509,000	532,022
Series MTN, 2.35%, 1/8/2027	110,000	116,200
Series MTN, 2.90%, 2/16/2024	412,000	436,423
Cummins, Inc.:
0.75%, 9/1/2025	134,000	133,142
1.50%, 9/1/2030	220,000	212,265
2.60%, 9/1/2050 (b)	750,000	714,240
Daimler Finance North America LLC 8.50%, 1/18/2031	219,000	331,627
General Motors Co.:
4.20%, 10/1/2027	382,000	426,262
4.88%, 10/2/2023	225,000	244,915
5.00%, 4/1/2035	322,000	388,786
5.15%, 4/1/2038	224,000	272,669
5.40%, 10/2/2023	238,000	262,005
5.40%, 4/1/2048	546,000	695,200
5.95%, 4/1/2049 (b)	320,000	435,674
6.13%, 10/1/2025	656,000	776,566
6.25%, 10/2/2043	439,000	605,952
6.75%, 4/1/2046	277,000	399,971
6.80%, 10/1/2027	262,000	329,834
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	165,000	165,998
1.25%, 1/8/2026	284,000	282,114
1.70%, 8/18/2023	170,000	173,437

See accompanying notes to financial statements.
38

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.35%, 1/8/2031	$ 250,000	$ 246,620
2.40%, 4/10/2028	250,000	253,708
2.70%, 8/20/2027	250,000	259,858
2.75%, 6/20/2025	470,000	494,952
3.25%, 1/5/2023	139,000	144,247
3.50%, 11/7/2024	156,000	167,371
3.55%, 7/8/2022	520,000	536,494
3.60%, 6/21/2030	710,000	769,612
3.70%, 5/9/2023	269,000	282,493
3.85%, 1/5/2028	584,000	643,294
4.00%, 1/15/2025	430,000	468,494
4.00%, 10/6/2026	203,000	224,238
4.30%, 7/13/2025	411,000	454,365
4.35%, 4/9/2025	85,000	93,993
4.35%, 1/17/2027	333,000	374,502
5.10%, 1/17/2024	658,000	724,688
5.20%, 3/20/2023	220,000	236,878
5.25%, 3/1/2026	433,000	500,245
PACCAR Financial Corp.:
Series MTN, 0.35%, 8/11/2023	225,000	224,840
Series MTN, 0.35%, 2/2/2024	200,000	199,142
Series MTN, 1.90%, 2/7/2023	125,000	128,021
Series MTN, 2.00%, 9/26/2022	105,000	107,150
Series MTN, 2.30%, 8/10/2022	164,000	167,711
Toyota Motor Corp.:
0.68%, 3/25/2024	250,000	250,375
1.34%, 3/25/2026	350,000	354,081
2.16%, 7/2/2022	188,000	191,611
2.36%, 3/25/2031 (b)	200,000	208,428
2.76%, 7/2/2029 (b)	56,000	60,338
3.42%, 7/20/2023	150,000	159,236
3.67%, 7/20/2028	155,000	175,821
Toyota Motor Credit Corp.:
3.65%, 1/8/2029 (b)	124,000	141,495
Series GMTN, 2.70%, 1/11/2023	204,000	211,373
Series GMTN, 2.80%, 7/13/2022	300,000	307,869
Series GMTN, 3.05%, 1/11/2028	85,000	93,283
Series MTN, 0.35%, 10/14/2022	740,000	740,784
Series MTN, 0.40%, 4/6/2023	236,000	236,146
Series MTN, 0.45%, 7/22/2022	254,000	254,561
Series MTN, 0.45%, 1/11/2024	250,000	249,255
Series MTN, 0.50%, 8/14/2023	310,000	310,608
Security Description	Principal Amount	Value
Series MTN, 0.80%, 10/16/2025	$ 250,000	$ 248,100
Series MTN, 0.80%, 1/9/2026 (b)	265,000	261,971
Series MTN, 1.15%, 8/13/2027	250,000	246,153
Series MTN, 1.35%, 8/25/2023	495,000	504,657
Series MTN, 1.65%, 1/10/2031 (b)	270,000	264,333
Series MTN, 1.80%, 2/13/2025	821,000	846,894
Series MTN, 1.90%, 4/6/2028 (b)	200,000	203,704
Series MTN, 2.15%, 9/8/2022	191,000	195,103
Series MTN, 2.25%, 10/18/2023	243,000	252,907
Series MTN, 2.63%, 1/10/2023	335,000	346,671
Series MTN, 3.38%, 4/1/2030	233,000	261,293
Series MTN, 3.40%, 4/14/2025	150,000	163,736
		25,748,083
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Corp. 4.15%, 3/15/2024	140,000	151,794
Aptiv PLC :
4.35%, 3/15/2029 (b)	191,000	220,191
5.40%, 3/15/2049 (b)	150,000	203,620
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	235,000	249,215
Lear Corp. 4.25%, 5/15/2029	175,000	197,624
Magna International, Inc.:
2.45%, 6/15/2030	300,000	307,239
3.63%, 6/15/2024	100,000	107,880
		1,437,563
BANKS — 5.4%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.05%, 11/21/2022	845,000	865,449
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	725,000	727,378
1.13%, 9/18/2025	425,000	421,553
Banco Santander SA:
1.85%, 3/25/2026	450,000	455,175
2.71%, 6/27/2024	400,000	421,052
2.75%, 5/28/2025	542,000	571,105
2.75%, 12/3/2030	260,000	257,683
2.96%, 3/25/2031	780,000	804,032
3.31%, 6/27/2029	105,000	114,045

See accompanying notes to financial statements.
39

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.49%, 5/28/2030	$ 295,000	$ 318,514
3.80%, 2/23/2028	285,000	314,988
3.85%, 4/12/2023	434,000	458,773
4.25%, 4/11/2027	291,000	328,030
Bancolombia SA 3.00%, 1/29/2025	522,000	535,207
Bank of America Corp.:
4.10%, 7/24/2023	728,000	782,294
6.11%, 1/29/2037	265,000	363,673
6.22%, 9/15/2026	100,000	122,326
7.75%, 5/14/2038	313,000	495,864
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	722,000	758,490
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	402,000	416,669
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	378,000	407,412
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	1,312,000	1,430,513
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	228,000	252,116
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	550,000	653,664
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	1,515,000	1,519,757
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,125,000	1,134,292
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	550,000	566,544
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,100,000	1,163,404
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	806,000	829,704
Series GMTN, 3.30%, 1/11/2023	1,987,000	2,073,613
Series GMTN, 3.50%, 4/19/2026	702,000	772,712
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	939,000	962,362
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	419,000	460,892
Series L, 3.95%, 4/21/2025	129,000	141,651
Series L, 4.18%, 11/25/2027	521,000	583,353
Series MTN, 2.50%, 10/21/2022	511,000	514,403
Series MTN, 3.25%, 10/21/2027	617,000	669,285
Security Description	Principal Amount	Value
Series MTN, 3.88%, 8/1/2025	$ 405,000	$ 449,805
Series MTN, 4.00%, 4/1/2024	908,000	989,992
Series MTN, 4.00%, 1/22/2025	310,000	340,039
Series MTN, 4.13%, 1/22/2024	568,000	618,461
Series MTN, 4.20%, 8/26/2024	983,000	1,078,941
Series MTN, 4.25%, 10/22/2026	528,000	596,112
Series MTN, 4.88%, 4/1/2044	537,000	700,516
Series MTN, 5.00%, 1/21/2044	325,000	432,835
Series MTN, 5.88%, 2/7/2042	410,000	589,453
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	430,000	443,330
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	371,000	388,226
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	971,000	1,034,824
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	575,000	614,589
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	809,000	827,154
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	607,000	664,568
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	556,000	626,818
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	62,000	66,034
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	699,000	752,522
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	463,000	487,405
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	736,000	834,536
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	829,000	952,720
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	701,000	819,756

See accompanying notes to financial statements.
40

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	$ 150,000	$ 184,929
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	549,000	609,730
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	465,000	576,335
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,304,000	1,556,337
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	600,000	602,016
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	550,000	549,356
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	580,000	575,273
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	511,000	512,226
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	515,000	501,960
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	469,000	477,287
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	536,000	520,097
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	125,000	122,181
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,620,000	1,576,260
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	793,000	799,693
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	705,000	723,739
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	595,000	651,049
Bank of America NA Series BKNT, 6.00%, 10/15/2036	726,000	1,015,993
Bank of Montreal:
0.45%, 12/8/2023	355,000	355,131
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	165,000	177,042
Series E, 3.30%, 2/5/2024	625,000	669,331
Series MTN, 1.85%, 5/1/2025 (b)	119,000	122,963
Series MTN, 2.35%, 9/11/2022	620,000	635,729
Security Description	Principal Amount	Value
Series MTN, 2.50%, 6/28/2024	$ 355,000	$ 374,692
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b) (c)	315,000	309,475
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	472,000	508,547
Series 0012, 3.65%, 2/4/2024	125,000	134,734
Series MTN, 0.35%, 12/7/2023	380,000	379,426
Series MTN, 0.75%, 1/28/2026	250,000	247,458
Series MTN, 1.65%, 7/14/2028 (b)	275,000	275,946
Series MTN, 1.65%, 1/28/2031 (b)	250,000	246,818
Series MTN, 1.85%, 1/27/2023	190,000	194,423
Series MTN, 1.95%, 8/23/2022	305,000	310,880
Series MTN, 2.80%, 5/4/2026	298,000	320,848
Series MTN, 2.95%, 1/29/2023	215,000	223,529
Series MTN, 3.00%, 10/30/2028 (b)	174,000	189,966
Series MTN, 3.25%, 9/11/2024	209,000	225,910
Series MTN, 3.25%, 5/16/2027	187,000	205,580
Series MTN, 3.30%, 8/23/2029	1,035,000	1,147,339
Series MTN, 3.40%, 1/29/2028	131,000	145,875
Series MTN, 3.95%, 11/18/2025	494,000	554,199
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	100,000	110,146
Bank of Nova Scotia:
0.55%, 9/15/2023	100,000	100,230
0.70%, 4/15/2024	100,000	100,097
1.05%, 3/2/2026	265,000	262,382
1.30%, 6/11/2025 (b)	565,000	570,407
1.95%, 2/1/2023	304,000	311,603
2.00%, 11/15/2022	427,000	436,714
2.20%, 2/3/2025 (b)	475,000	495,919
2.38%, 1/18/2023	106,000	109,298
2.70%, 8/3/2026	367,000	391,967
3.40%, 2/11/2024 (b)	212,000	227,029
4.50%, 12/16/2025	226,000	256,365
Series BKNT, 2.45%, 9/19/2022	374,000	383,788
BankUnited, Inc.:
4.88%, 11/17/2025	140,000	159,551

See accompanying notes to financial statements.
41

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.13%, 6/11/2030	$ 199,000	$ 231,905
Barclays PLC:
3.65%, 3/16/2025	100,000	108,443
3.68%, 1/10/2023	208,000	211,528
4.34%, 1/10/2028	181,000	202,293
4.38%, 9/11/2024	418,000	456,147
4.84%, 5/9/2028	858,000	962,933
5.20%, 5/12/2026	855,000	978,676
5.25%, 8/17/2045	393,500	523,111
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	200,000	200,746
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	600,000	604,062
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	500,000	527,655
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	200,000	202,424
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	623,000	664,174
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	924,000	996,959
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	280,000	325,450
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	235,000	248,238
5 year CMT + 2.90%, 3.56%, 9/23/2035 (c)	416,000	433,376
BBVA USA:
2.50%, 8/27/2024	197,000	207,352
Series BKNT, 3.88%, 4/10/2025	164,000	180,726
BNP Paribas SA:
Series MTN, 3.25%, 3/3/2023	100,000	104,747
Series MTN, 4.25%, 10/15/2024	526,000	582,356
BPCE SA:
4.00%, 4/15/2024	539,000	587,785
Series MTN, 3.38%, 12/2/2026	241,000	265,659
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	248,000	247,298
0.95%, 6/23/2023	320,000	322,931
0.95%, 10/23/2025	365,000	363,376
2.25%, 1/28/2025	127,000	132,767
3.10%, 4/2/2024	248,000	263,654
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	297,000	303,911
Series BKNT, 3.50%, 9/13/2023	285,000	304,346
Security Description	Principal Amount	Value
Citibank NA Series BKNT, 3.65%, 1/23/2024	$ 1,223,000	$ 1,316,156
Citigroup, Inc.:
2.70%, 10/27/2022	329,000	338,409
3.20%, 10/21/2026	1,206,000	1,306,665
3.40%, 5/1/2026	428,000	467,834
3.70%, 1/12/2026	542,000	599,002
3.75%, 6/16/2024	128,000	139,259
3.88%, 3/26/2025	213,000	233,770
4.00%, 8/5/2024	192,000	209,169
4.13%, 7/25/2028	600,000	676,608
4.30%, 11/20/2026	328,000	370,578
4.40%, 6/10/2025	1,457,000	1,627,658
4.45%, 9/29/2027	898,500	1,026,177
4.60%, 3/9/2026	860,000	979,609
4.65%, 7/30/2045	299,000	385,312
4.65%, 7/23/2048	358,000	468,923
4.75%, 5/18/2046	506,000	643,683
5.50%, 9/13/2025	793,000	924,067
5.88%, 2/22/2033 (b)	107,000	140,218
5.88%, 1/30/2042	140,000	201,565
6.68%, 9/13/2043	496,000	762,560
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	1,019,000	1,086,845
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	1,537,000	1,576,147
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	595,000	633,996
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	404,000	442,420
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b) (c)	220,000	252,494
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	445,000	505,142
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	916,000	1,039,486
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	1,171,000	1,293,334
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	400,000	445,088
SOFR + 0.67%, 0.98%, 5/1/2025	250,000	250,623
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	565,000	566,333
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	824,000	851,851

See accompanying notes to financial statements.
42

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	$ 300,000	$ 305,628
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	461,000	488,992
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	392,000	400,299
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	879,000	903,340
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,230,000	1,315,903
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	224,000	261,878
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	450,000	470,182
Series BKNT, 3.70%, 3/29/2023	165,000	173,667
Series BKNT, 3.75%, 2/18/2026	418,000	463,332
Citizens Financial Group, Inc. 3.25%, 4/30/2030	141,000	152,738
Comerica Bank Series BKNT, 2.50%, 7/23/2024	500,000	526,565
Comerica, Inc. 4.00%, 2/1/2029	214,000	245,950
Cooperatieve Rabobank UA:
0.38%, 1/12/2024 (b)	250,000	249,023
2.75%, 1/10/2023	135,000	139,905
3.95%, 11/9/2022	436,000	456,374
4.63%, 12/1/2023	100,000	109,295
5.75%, 12/1/2043	475,000	671,294
Series BKNT, 3.75%, 7/21/2026	345,000	379,327
Series BKNT, 5.25%, 5/24/2041	593,000	818,168
Series MTN, 3.38%, 5/21/2025	271,000	296,051
Credit Suisse AG:
0.50%, 2/2/2024	385,000	383,606
1.00%, 5/5/2023	785,000	792,999
2.95%, 4/9/2025	615,000	659,016
Series MTN, 3.63%, 9/9/2024	817,000	887,254
Credit Suisse Group AG 4.88%, 5/15/2045 (b)	348,000	439,145
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 9/15/2022	742,000	771,561
3.80%, 6/9/2023	552,000	584,590
4.55%, 4/17/2026	378,000	427,779
Deutsche Bank AG:
0.90%, 5/28/2024	300,000	298,809
1.69%, 3/19/2026	150,000	151,326
3.30%, 11/16/2022	512,000	529,823
3.70%, 5/30/2024	150,000	161,036
Security Description	Principal Amount	Value
3.95%, 2/27/2023	$ 100,000	$ 104,974
4.10%, 1/13/2026	200,000	219,286
SOFR + 0.72%, 3.04%, 5/28/2032 (c)	335,000	340,762
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	250,000	251,338
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	420,000	426,476
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	200,000	205,368
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	700,000	757,491
SOFR + 3.04%, 3.55%, 9/18/2031 (b) (c)	440,000	468,230
Discover Bank:
Series BKNT, 2.70%, 2/6/2030	150,000	157,047
Series BKNT, 3.35%, 2/6/2023	372,000	387,884
Series BKNT, 3.45%, 7/27/2026	285,000	310,989
Series BKNT, 4.20%, 8/8/2023	460,000	495,406
Series BKNT, 4.65%, 9/13/2028	255,000	299,192
Fifth Third Bancorp:
1.63%, 5/5/2023	115,000	117,298
2.38%, 1/28/2025	130,000	136,235
2.55%, 5/5/2027	375,000	396,514
3.95%, 3/14/2028 (b)	214,000	246,496
4.30%, 1/16/2024	305,000	330,782
8.25%, 3/1/2038	262,000	437,045
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	258,000	286,375
Series BKNT, 3.95%, 7/28/2025	300,000	336,276
First Horizon Corp. 3.55%, 5/26/2023	100,000	105,125
First Republic Bank Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	150,000	153,108
FNB Corp. 2.20%, 2/24/2023	35,000	35,554
Goldman Sachs Capital I 6.35%, 2/15/2034	160,000	224,005
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	365,000	365,215
2.60%, 2/7/2030	285,000	295,571
3.20%, 2/23/2023	321,000	334,809
3.50%, 1/23/2025	771,000	833,505
3.50%, 11/16/2026	1,535,000	1,668,898
3.63%, 1/22/2023	503,000	527,798
3.63%, 2/20/2024	685,000	734,204
3.75%, 5/22/2025	247,000	270,265
3.75%, 2/25/2026	393,000	434,772

See accompanying notes to financial statements.
43

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.85%, 1/26/2027	$ 794,000	$ 875,655
4.00%, 3/3/2024	928,000	1,008,012
4.25%, 10/21/2025	878,000	982,324
4.75%, 10/21/2045	387,000	505,364
5.15%, 5/22/2045	495,000	660,152
5.95%, 1/15/2027	396,000	482,597
6.25%, 2/1/2041	826,000	1,223,364
6.75%, 10/1/2037	2,214,000	3,224,115
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	532,000	545,327
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	590,000	673,585
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	616,000	722,272
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	682,500	831,224
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	864,000	954,210
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	500,000	500,900
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	565,000	560,796
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	700,000	697,942
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	780,000	757,427
SOFR + 1.28%, 2.62%, 4/22/2032	1,030,000	1,053,381
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	410,000	429,024
Series FXD, 0.48%, 1/27/2023	790,000	790,024
Series MTN, 3.85%, 7/8/2024	844,000	912,786
Series MTN, 4.80%, 7/8/2044	704,000	918,896
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	535,000	535,289
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	510,000	502,192
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	411,000	527,284
Series BKNT, 5.88%, 11/1/2034	200,000	262,402
HSBC Holdings PLC:
3.60%, 5/25/2023	567,000	600,306
3.90%, 5/25/2026	200,000	222,294
4.25%, 3/14/2024	808,000	875,622
4.25%, 8/18/2025	742,000	820,860
Security Description	Principal Amount	Value
4.38%, 11/23/2026	$ 518,000	$ 584,542
5.25%, 3/14/2044	792,000	1,027,105
6.10%, 1/14/2042	174,000	253,191
6.50%, 5/2/2036	541,000	745,276
6.50%, 9/15/2037	1,764,000	2,457,058
6.80%, 6/1/2038	846,000	1,217,360
7.63%, 5/17/2032	100,000	140,544
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	290,000	307,966
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	711,000	764,517
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	575,000	639,946
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	909,000	1,050,668
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	1,011,000	1,121,361
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	740,000	827,868
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	555,000	555,738
SOFR + 1.40%, 2.63%, 11/7/2025 (c)	640,000	671,757
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	175,000	177,340
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	468,000	469,563
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	685,000	704,577
SOFR + 1.95%, 2.36%, 8/18/2031 (b) (c)	200,000	200,114
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	266,000	276,034
Huntington Bancshares, Inc.:
2.55%, 2/4/2030 (b)	186,000	193,866
2.63%, 8/6/2024	298,000	314,727
Huntington National Bank:
Series BKNT, 2.50%, 8/7/2022	175,000	178,932
Series BKNT, 3.55%, 10/6/2023	220,000	234,502
Industrial & Commercial Bank of China, Ltd.:
2.96%, 11/8/2022	588,000	604,993
3.54%, 11/8/2027 (b)	190,000	210,400
ING Groep NV:
3.55%, 4/9/2024	251,000	270,237
3.95%, 3/29/2027	401,000	450,267
4.05%, 4/9/2029	181,000	206,693
4.10%, 10/2/2023	546,000	588,468
4.55%, 10/2/2028	264,000	309,846

See accompanying notes to financial statements.
44

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	$ 200,000	$ 206,002
Series VAR, SOFR + 1.01%, 1.73%, 4/1/2027 (c)	200,000	201,762
Intesa Sanpaolo SpA 5.25%, 1/12/2024	120,000	132,620
JPMorgan Chase & Co.:
2.70%, 5/18/2023	428,000	444,880
2.95%, 10/1/2026	1,045,000	1,125,946
2.97%, 1/15/2023	402,000	407,712
3.13%, 1/23/2025	445,000	477,534
3.20%, 1/25/2023	774,000	808,489
3.20%, 6/15/2026	1,005,000	1,094,405
3.25%, 9/23/2022	318,000	329,413
3.30%, 4/1/2026	810,000	885,808
3.38%, 5/1/2023	105,000	110,534
3.63%, 5/13/2024	663,000	718,606
3.63%, 12/1/2027	420,000	461,404
3.88%, 2/1/2024	280,000	303,464
3.88%, 9/10/2024	986,000	1,074,917
3.90%, 7/15/2025	516,000	570,634
4.13%, 12/15/2026	246,000	278,401
4.25%, 10/1/2027	139,000	158,500
4.95%, 6/1/2045	255,000	337,697
5.40%, 1/6/2042	832,000	1,143,526
5.63%, 8/16/2043	455,000	642,560
6.40%, 5/15/2038	683,000	1,005,294
7.63%, 10/15/2026	1,000,000	1,305,640
8.00%, 4/29/2027	250,000	337,540
8.75%, 9/1/2030	128,000	192,058
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	616,000	649,578
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	885,000	942,242
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	483,000	532,145
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	644,000	695,069
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	200,000	226,534
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	526,000	558,686
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	390,000	436,176
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	428,000	497,349
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	$ 421,000	$ 468,771
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	905,000	1,039,193
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	506,000	591,448
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	322,000	357,346
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	234,000	269,460
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	206,000	226,213
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	736,000	862,386
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	625,000	760,150
SOFR + 0.42%, 0.56%, 2/16/2025 (b) (c)	150,000	149,064
SOFR + 0.54%, 0.82%, 6/1/2025 (c) (d)	335,000	334,276
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	897,000	899,861
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	350,000	350,413
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	322,000	322,171
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	515,000	506,199
SOFR + 0.80%, 1.05%, 11/19/2026 (b) (c)	830,000	819,683
SOFR + 1.02%, 2.07%, 6/1/2029 (c) (d)	280,000	282,159
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	276,000	268,391
SOFR + 1.11%, 1.76%, 11/19/2031 (c)	500,000	480,210
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	606,000	630,652
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	845,000	868,145
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	770,000	784,545
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	300,000	312,372
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	480,000	457,291
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	993,000	1,041,180
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	1,140,000	1,216,642

See accompanying notes to financial statements.
45

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	$ 550,000	$ 568,749
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	800,000	818,768
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	362,000	372,035
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	540,000	559,780
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	1,010,000	1,046,602
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	345,000	362,592
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	1,450,000	1,718,525
KeyBank NA:
Series BKNT, 3.38%, 3/7/2023	100,000	105,004
Series BKNT, 3.90%, 4/13/2029	100,000	112,173
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (b) (c)	250,000	249,995
KeyCorp.:
Series MTN, 2.25%, 4/6/2027 (b)	639,000	662,784
Series MTN, 2.55%, 10/1/2029	218,000	228,314
Series MTN, 4.10%, 4/30/2028	201,000	232,004
Series MTN, 4.15%, 10/29/2025	320,000	360,880
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	1,005,000	1,051,351
Series GMTN, 1.75%, 7/27/2026	242,000	251,576
Lloyds Bank PLC 2.25%, 8/14/2022	101,000	103,166
Lloyds Banking Group PLC:
3.75%, 1/11/2027	409,000	451,372
3.90%, 3/12/2024	190,000	205,838
4.05%, 8/16/2023	383,000	410,511
4.38%, 3/22/2028	335,000	384,721
4.45%, 5/8/2025	108,000	121,147
4.50%, 11/4/2024	205,000	226,595
4.58%, 12/10/2025	522,000	586,566
4.65%, 3/24/2026	150,000	169,680
5.30%, 12/1/2045	350,000	461,013
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	325,000	325,835
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	205,000	205,289
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	996,000	1,079,286
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	513,000	560,360
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	$ 1,213,000	$ 1,250,858
M&T Bank Corp. 3.55%, 7/26/2023	143,000	151,929
Manufacturers & Traders Trust Co. Series BKNT, 3.40%, 8/17/2027	200,000	220,582
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	245,000	247,636
2.05%, 7/17/2030	230,000	229,457
2.19%, 2/25/2025	575,000	598,454
2.56%, 2/25/2030	489,000	508,154
2.62%, 7/18/2022	1,054,000	1,079,275
2.67%, 7/25/2022	418,000	428,454
2.76%, 9/13/2026	168,000	178,732
2.80%, 7/18/2024	505,000	534,593
3.20%, 7/18/2029	399,000	431,686
3.29%, 7/25/2027	225,000	247,700
3.41%, 3/7/2024	189,000	202,453
3.46%, 3/2/2023	175,000	183,836
3.68%, 2/22/2027 (b)	202,000	225,646
3.74%, 3/7/2029 (b)	383,000	431,155
3.75%, 7/18/2039	200,000	227,726
3.76%, 7/26/2023	260,000	277,597
3.78%, 3/2/2025 (b)	218,000	239,342
3.85%, 3/1/2026	99,000	110,649
4.05%, 9/11/2028 (b)	224,000	257,504
4.15%, 3/7/2039 (b)	593,000	710,023
4.29%, 7/26/2038	315,000	382,728
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	765,000	768,672
Mizuho Financial Group, Inc.:
2.60%, 9/11/2022	125,000	128,308
2.84%, 9/13/2026	397,000	425,092
3.17%, 9/11/2027	171,000	186,127
3.55%, 3/5/2023	267,000	280,953
3.66%, 2/28/2027 (b)	200,000	221,720
4.02%, 3/5/2028	210,000	239,518
1 year CMT + 0.67%, 1.23%, 5/22/2027 (c)	200,000	197,014
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	175,000	181,046
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (c)	275,000	281,545
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	220,000	235,609
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (b) (c)	275,000	282,739

See accompanying notes to financial statements.
46

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	$ 200,000	$ 215,474
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	304,000	350,287
SOFR + 0.87%, 0.85%, 9/8/2024 (c)	215,000	215,965
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	207,000	218,478
SOFR + 1.25%, 1.24%, 7/10/2024 (c)	255,000	258,404
SOFR + 1.36%, 2.56%, 9/13/2025 (c)	100,000	104,661
SOFR + 1.53%, 1.98%, 9/8/2031 (c)	225,000	219,989
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	243,000	242,636
1 year CMT + 0.870%, 2.17%, 5/22/2032 (c)	200,000	198,748
Morgan Stanley:
3.95%, 4/23/2027	697,000	778,605
4.30%, 1/27/2045	378,000	468,814
4.38%, 1/22/2047	140,000	175,475
4.88%, 11/1/2022	886,000	937,379
5.00%, 11/24/2025	620,000	715,108
6.38%, 7/24/2042	1,365,000	2,092,545
7.25%, 4/1/2032	264,000	384,152
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	772,000	816,297
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	599,000	663,686
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	232,000	286,235
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	505,000	592,491
SOFR + 0.526%, 0.79%, 5/30/2025 (c) (d)	500,000	498,025
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	1,062,000	1,064,315
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	1,000,000	985,180
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,020,000	1,027,028
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	570,000	603,134
Series F, 3.88%, 4/29/2024	691,000	751,241
Series GMTN, 3.13%, 1/23/2023	1,391,000	1,450,493
Series GMTN, 3.70%, 10/23/2024	609,000	664,023
Series GMTN, 3.75%, 2/25/2023	323,000	340,410
Security Description	Principal Amount	Value
Series GMTN, 3.88%, 1/27/2026	$ 648,000	$ 724,296
Series GMTN, 4.00%, 7/23/2025	774,000	861,803
Series GMTN, 4.35%, 9/8/2026	653,000	740,032
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	494,000	554,742
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	275,000	322,484
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,185,000	1,241,287
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	85,000	84,992
Series MTN, 3.13%, 7/27/2026	952,000	1,030,626
Series MTN, 6.25%, 8/9/2026	200,000	247,348
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	1,730,000	1,729,446
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (c)	550,000	550,605
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	315,000	306,360
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	355,000	341,485
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	375,000	394,796
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	132,000	129,649
MUFG Americas Holdings Corp. 3.00%, 2/10/2025	150,000	159,945
National Australia Bank, Ltd.:
1.88%, 12/13/2022	250,000	255,683
2.88%, 4/12/2023	243,000	253,728
3.00%, 1/20/2023	206,000	214,419
Series BKNT, 2.50%, 7/12/2026	150,000	159,510
National Bank of Canada:
1 year CMT + 0.77%, 0.90%, 8/15/2023 (c)	250,000	251,305
Series MTN, 2.10%, 2/1/2023	430,000	441,184
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	250,000	248,905
Natwest Group PLC:
3.88%, 9/12/2023	593,000	633,472

See accompanying notes to financial statements.
47

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.80%, 4/5/2026	$ 309,000	$ 353,790
5.13%, 5/28/2024	100,000	111,042
6.00%, 12/19/2023	100,000	112,120
6.10%, 6/10/2023	100,000	109,686
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	180,000	185,483
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	1,211,000	1,277,666
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	341,000	390,813
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	1,084,000	1,285,266
5 year CMT + 2.10%, 3.75%, 11/1/2029 (c)	427,000	454,281
5 year CMT + 2.35%, 3.03%, 11/28/2035 (c)	359,000	359,162
Northern Trust Corp.:
1.95%, 5/1/2030	341,000	343,742
3.15%, 5/3/2029 (b)	120,000	132,035
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	325,000	353,249
PNC Bank NA:
3.80%, 7/25/2023	163,000	173,641
Series BKNT, 2.70%, 10/22/2029	623,000	660,000
Series BKNT, 2.95%, 2/23/2025	159,000	170,626
Series BKNT, 3.10%, 10/25/2027	245,000	268,280
Series BKNT, 3.25%, 1/22/2028 (b)	225,000	248,400
Series BKNT, 4.05%, 7/26/2028	513,000	593,172
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	484,000	507,677
2.55%, 1/22/2030	568,000	598,036
3.15%, 5/19/2027	278,000	304,207
3.45%, 4/23/2029 (b)	355,000	397,277
3.50%, 1/23/2024	637,000	683,864
3.90%, 4/29/2024	253,000	274,925
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	175,000	179,132
Regions Bank Series BKNT, 6.45%, 6/26/2037	250,000	353,897
Regions Financial Corp.:
2.25%, 5/18/2025	100,000	104,187
3.80%, 8/14/2023	1,270,000	1,354,315
Royal Bank of Canada:
Series GMTN, 0.43%, 1/19/2024	215,000	214,349
Series GMTN, 0.88%, 1/20/2026	402,000	396,698
Security Description	Principal Amount	Value
Series GMTN, 1.60%, 4/17/2023	$ 75,000	$ 76,640
Series GMTN, 1.95%, 1/17/2023	207,000	212,134
Series GMTN, 2.25%, 11/1/2024	362,000	379,369
Series GMTN, 2.55%, 7/16/2024	384,000	405,166
Series GMTN, 3.70%, 10/5/2023	612,000	656,352
Series MTN, 0.50%, 10/26/2023	370,000	370,370
Series MTN, 1.15%, 6/10/2025	672,000	675,709
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	100,000	104,070
3.45%, 6/2/2025	432,000	463,998
4.50%, 7/17/2025	483,000	535,932
3.50%, 6/7/2024	440,000	470,875
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	363,000	368,797
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	200,000	208,166
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	197,000	216,491
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	247,000	270,119
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	550,000	552,106
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	250,465
Santander UK PLC 4.00%, 3/13/2024 (b)	517,000	563,287
Signature Bank 4.00%, 10/15/2030 (c)	500,000	529,190
Sumitomo Mitsui Banking Corp.:
3.20%, 7/18/2022	189,000	194,730
3.95%, 7/19/2023 (b)	328,000	351,278
3.95%, 1/10/2024	300,000	324,256
Series GMTN, 3.65%, 7/23/2025 (b)	150,000	164,979
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	400,000	395,080
1.47%, 7/8/2025	815,000	824,381
1.71%, 1/12/2031	250,000	242,978
2.14%, 9/23/2030	350,000	342,268
2.30%, 1/12/2041 (b)	200,000	187,310
2.35%, 1/15/2025	275,000	287,397
2.45%, 9/27/2024	164,000	172,092
2.63%, 7/14/2026	356,000	378,125

See accompanying notes to financial statements.
48

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.70%, 7/16/2024	$ 521,000	$ 550,681
2.72%, 9/27/2029 (b)	295,000	309,738
2.75%, 1/15/2030	300,000	315,459
2.78%, 7/12/2022	322,000	330,176
2.78%, 10/18/2022	500,000	515,300
3.01%, 10/19/2026	108,000	116,561
3.04%, 7/16/2029	608,000	651,788
3.10%, 1/17/2023	405,000	422,046
3.20%, 9/17/2029	275,000	292,820
3.36%, 7/12/2027	139,000	151,966
3.45%, 1/11/2027	388,000	427,072
3.54%, 1/17/2028	229,000	253,453
3.75%, 7/19/2023	125,000	133,353
3.78%, 3/9/2026	594,000	661,140
SVB Financial Group:
1.80%, 2/2/2031	435,000	416,138
3.13%, 6/5/2030	353,000	376,767
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	410,000	444,268
Synovus Financial Corp. 3.13%, 11/1/2022	226,000	232,418
Toronto-Dominion Bank:
0.55%, 3/4/2024	250,000	249,808
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (c)	100,000	110,651
Series GMTN, 3.25%, 3/11/2024	464,000	496,972
Series MTN, 0.25%, 1/6/2023	235,000	234,789
Series MTN, 0.30%, 6/2/2023	250,000	249,898
Series MTN, 0.45%, 9/11/2023	625,000	625,400
Series MTN, 0.75%, 6/12/2023	430,000	433,096
Series MTN, 0.75%, 9/11/2025 (b)	475,000	470,468
Series MTN, 0.75%, 1/6/2026 (b)	250,000	246,610
Series MTN, 1.15%, 6/12/2025 (b)	460,000	463,422
Series MTN, 1.20%, 6/3/2026 (b)	250,000	250,600
Series MTN, 1.90%, 12/1/2022	385,000	393,662
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	115,000	116,636
Series BKNT, 1.50%, 3/10/2025 (b)	245,000	250,532
Series BKNT, 2.15%, 12/6/2024	191,000	199,767
Series BKNT, 2.45%, 8/1/2022	239,000	244,167
Security Description	Principal Amount	Value
Series BKNT, 2.75%, 5/1/2023	$ 245,000	$ 255,349
Series BKNT, 3.00%, 2/2/2023	403,000	419,229
Series BKNT, 3.30%, 5/15/2026	171,000	187,488
Series BKNT, 3.63%, 9/16/2025	268,000	294,966
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (c)	485,000	507,620
Series BNKT, 3.20%, 4/1/2024	206,000	220,397
Truist Financial Corp.:
4.00%, 5/1/2025	185,000	205,481
Series MTN, 1.13%, 8/3/2027 (b)	345,000	336,772
Series MTN, 1.20%, 8/5/2025 (b)	232,000	234,049
Series MTN, 1.95%, 6/5/2030 (b)	198,000	198,267
Series MTN, 2.20%, 3/16/2023	214,000	220,311
Series MTN, 2.50%, 8/1/2024	195,000	205,604
Series MTN, 2.85%, 10/26/2024	648,000	693,172
Series MTN, 3.70%, 6/5/2025	390,000	429,729
Series MTN, 3.75%, 12/6/2023	149,000	160,247
Series MTN, 3.88%, 3/19/2029 (b)	208,000	236,827
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	295,000	294,737
US Bancorp:
1.45%, 5/12/2025	225,000	230,015
2.40%, 7/30/2024	393,000	413,758
3.38%, 2/5/2024	263,000	281,444
Series DMTN, 3.00%, 7/30/2029	193,000	208,826
Series MTN, 1.38%, 7/22/2030 (b)	105,000	100,871
Series MTN, 2.95%, 7/15/2022	507,000	520,106
Series MTN, 3.10%, 4/27/2026	422,000	459,465
Series MTN, 3.60%, 9/11/2024	250,000	272,263
Series MTN, 3.70%, 1/30/2024	554,000	596,990
Series V, 2.38%, 7/22/2026	410,000	433,509
Series X, 3.15%, 4/27/2027	334,000	365,824

See accompanying notes to financial statements.
49

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
US Bank NA:
Series BKNT, 2.80%, 1/27/2025	$ 100,000	$ 106,851
Series BKNT, 2.85%, 1/23/2023 (b)	749,000	777,275
Series BKNT, 3.40%, 7/24/2023	315,000	334,013
Valley National Bancorp. SOFR + 2.36%, 3.00%, 6/15/2031 (c)	105,000	106,137
Wachovia Corp. 7.57%, 8/1/2026 (e)	643,000	825,033
Webster Financial Corp. 4.10%, 3/25/2029	272,000	299,956
Wells Fargo & Co.:
3.00%, 4/22/2026	676,000	727,045
3.00%, 10/23/2026	842,000	907,870
3.90%, 5/1/2045	705,000	825,900
4.48%, 1/16/2024	347,000	379,840
5.38%, 11/2/2043	491,000	657,459
5.61%, 1/15/2044	446,000	610,016
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	417,000	432,925
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	531,000	544,509
Series GMTN, 4.30%, 7/22/2027	745,000	848,942
Series GMTN, 4.90%, 11/17/2045	656,000	839,673
Series M, 3.45%, 2/13/2023	349,000	365,787
Series MTN, 3.00%, 2/19/2025	428,000	458,080
Series MTN, 3.30%, 9/9/2024	713,000	768,471
Series MTN, 3.55%, 9/29/2025 (b)	325,000	357,360
Series MTN, 4.10%, 6/3/2026	1,112,000	1,248,854
Series MTN, 4.15%, 1/24/2029	545,000	627,219
Series MTN, 4.40%, 6/14/2046	968,000	1,168,976
Series MTN, 4.65%, 11/4/2044	412,000	507,683
Series MTN, 4.75%, 12/7/2046	488,000	616,778
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	810,000	840,399
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	881,000	951,665
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	782,000	860,974
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	$ 180,000	$ 179,674
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	1,046,000	1,094,388
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	575,000	595,223
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (c)	774,000	819,829
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	1,041,000	1,063,413
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	1,310,000	1,358,365
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	695,000	821,782
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	715,000	979,493
Wells Fargo Bank NA:
5.95%, 8/26/2036	165,000	226,220
Series BKNT, 3.55%, 8/14/2023	622,000	661,858
Series BKNT, 5.85%, 2/1/2037	262,000	359,663
Series BKNT, 6.60%, 1/15/2038	404,000	596,272
Westpac Banking Corp.:
1.15%, 6/3/2026 (d)	500,000	500,400
2.00%, 1/13/2023	348,000	356,930
2.15%, 6/3/2031 (d)	500,000	505,665
2.35%, 2/19/2025 (b)	505,000	530,821
2.70%, 8/19/2026	419,000	449,373
2.75%, 1/11/2023	473,000	490,515
2.96%, 11/16/2040	175,000	171,813
3.30%, 2/26/2024	237,000	254,071
3.35%, 3/8/2027	382,000	422,481
3.40%, 1/25/2028	160,000	179,104
3.65%, 5/15/2023 (b)	377,000	400,031
5 year CMT + 2.00%, 4.11%, 7/24/2034 (b) (c)	555,000	609,168
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	275,000	270,760
Wintrust Financial Corp. 4.85%, 6/6/2029	155,000	167,777
Zions Bancorp NA 3.25%, 10/29/2029	157,000	164,549
		330,465,793

See accompanying notes to financial statements.
50

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	$ 250,000	$ 276,375
4.70%, 2/1/2036	1,439,000	1,764,890
4.90%, 2/1/2046	2,052,000	2,595,595
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	110,000	121,356
4.70%, 2/1/2036	50,000	61,238
4.90%, 2/1/2046	457,000	570,711
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	510,000	555,604
4.00%, 4/13/2028	398,000	453,147
4.35%, 6/1/2040	648,000	771,127
4.38%, 4/15/2038	314,000	374,206
4.44%, 10/6/2048	899,000	1,074,925
4.50%, 6/1/2050 (b)	558,000	680,420
4.60%, 4/15/2048	595,500	728,046
4.60%, 6/1/2060	171,000	210,434
4.75%, 1/23/2029	992,000	1,181,591
4.90%, 1/23/2031 (b)	653,000	803,066
4.95%, 1/15/2042	345,000	435,145
5.45%, 1/23/2039	282,000	372,026
5.55%, 1/23/2049	1,286,000	1,768,199
8.20%, 1/15/2039	355,000	589,186
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	65,458
4.00%, 4/15/2038	210,000	247,323
4.50%, 7/15/2045	40,000	51,627
Coca-Cola Co 1.45%, 6/1/2027	118,000	119,138
Coca-Cola Co.:
1.00%, 3/15/2028	595,000	577,269
1.38%, 3/15/2031	837,000	799,494
1.50%, 3/5/2028 (b)	145,000	145,336
1.65%, 6/1/2030	220,000	216,280
1.75%, 9/6/2024	297,000	308,628
2.00%, 3/5/2031 (b)	165,000	166,635
2.13%, 9/6/2029 (b)	100,000	103,085
2.50%, 6/1/2040	180,000	178,562
2.50%, 3/15/2051	201,000	189,284
2.60%, 6/1/2050	614,000	591,067
2.75%, 6/1/2060 (b)	185,000	181,361
2.90%, 5/25/2027 (b)	174,000	190,121
3.00%, 3/5/2051	170,000	176,423
3.38%, 3/25/2027	670,000	745,730
3.45%, 3/25/2030	709,000	799,242
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	380,000	366,533
2.75%, 1/22/2030	150,000	156,801
5.25%, 11/26/2043	399,000	536,001
Security Description	Principal Amount	Value
Constellation Brands, Inc.:
3.15%, 8/1/2029	$ 505,000	$ 542,820
3.60%, 2/15/2028	342,000	379,240
4.25%, 5/1/2023	475,000	506,540
4.40%, 11/15/2025	97,000	109,547
4.50%, 5/9/2047	436,000	527,251
4.65%, 11/15/2028	260,000	306,098
4.75%, 11/15/2024	370,000	415,569
Diageo Capital PLC:
1.38%, 9/29/2025	200,000	203,288
2.00%, 4/29/2030	237,000	237,424
2.13%, 4/29/2032	285,000	286,525
2.63%, 4/29/2023	211,000	218,640
3.50%, 9/18/2023	33,000	35,123
3.88%, 5/18/2028 (b)	210,000	239,847
3.88%, 4/29/2043	141,000	166,317
Diageo Captial PLC:
2.13%, 10/24/2024	200,000	208,932
2.38%, 10/24/2029	118,000	122,276
Diageo Investment Corp.:
4.25%, 5/11/2042	103,000	126,288
7.45%, 4/15/2035	221,000	348,950
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	674,000	709,486
4.38%, 5/10/2043	375,000	448,009
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031 (b)	240,000	241,997
2.55%, 9/15/2026	272,000	288,758
3.35%, 3/15/2051 (b)	130,000	136,648
3.43%, 6/15/2027	296,000	326,293
3.80%, 5/1/2050	175,000	197,132
4.06%, 5/25/2023	166,000	176,936
4.42%, 5/25/2025	157,000	176,267
4.42%, 12/15/2046	312,000	376,799
4.50%, 11/15/2045	433,000	528,212
4.60%, 5/25/2028	242,000	284,205
4.99%, 5/25/2038	151,000	192,297
5.09%, 5/25/2048	171,000	226,259
Molson Coors Beverage Co.:
4.20%, 7/15/2046 (b)	393,000	437,429
5.00%, 5/1/2042	393,000	482,038
Molson Coors Brewing Co. 3.00%, 7/15/2026	415,000	445,083
PepsiCo, Inc.:
0.40%, 10/7/2023	455,000	455,373
0.75%, 5/1/2023	277,000	279,307
1.40%, 2/25/2031 (b)	372,000	359,731
1.63%, 5/1/2030 (b)	181,000	178,622
2.25%, 3/19/2025	494,000	519,268
2.75%, 3/1/2023	243,000	252,822
2.75%, 4/30/2025	524,000	560,397
2.75%, 3/19/2030 (b)	820,000	883,730
2.88%, 10/15/2049	233,000	239,419
3.00%, 10/15/2027	353,000	387,894

See accompanying notes to financial statements.
51

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.10%, 7/17/2022	$ 490,000	$ 502,226
3.38%, 7/29/2049	176,000	196,761
3.45%, 10/6/2046	605,000	679,100
3.60%, 3/1/2024	117,000	125,741
3.60%, 8/13/2042	260,000	301,096
3.63%, 3/19/2050	600,000	701,850
3.88%, 3/19/2060	235,000	289,882
4.00%, 3/5/2042	425,000	516,439
4.45%, 4/14/2046	430,000	550,469
4.60%, 7/17/2045	160,000	208,786
		41,142,121
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
2.20%, 2/21/2027	538,000	558,670
2.25%, 8/19/2023	230,000	238,158
2.30%, 2/25/2031	181,000	183,302
2.45%, 2/21/2030	200,000	206,180
2.60%, 8/19/2026	224,000	237,805
2.77%, 9/1/2053	513,000	487,576
3.13%, 5/1/2025	272,000	292,579
3.15%, 2/21/2040	469,000	487,760
3.38%, 2/21/2050	916,000	965,272
3.63%, 5/22/2024	500,000	538,340
4.40%, 5/1/2045	948,000	1,149,592
4.56%, 6/15/2048	335,000	421,192
4.66%, 6/15/2051	556,000	718,063
4.95%, 10/1/2041	182,000	235,379
5.15%, 11/15/2041	269,000	353,361
Baxalta, Inc.:
4.00%, 6/23/2025	139,000	153,642
5.25%, 6/23/2045	137,000	183,173
Biogen, Inc.:
2.25%, 5/1/2030	517,000	518,375
3.15%, 5/1/2050	357,000	351,056
3.25%, 2/15/2051 (f)	313,000	313,110
4.05%, 9/15/2025	540,000	601,258
Gilead Sciences, Inc.:
0.75%, 9/29/2023	530,000	530,387
1.20%, 10/1/2027	315,000	307,021
1.65%, 10/1/2030 (b)	226,000	218,547
2.60%, 10/1/2040	515,000	496,089
2.80%, 10/1/2050	515,000	494,740
2.95%, 3/1/2027	400,000	430,500
3.50%, 2/1/2025	404,000	437,758
3.65%, 3/1/2026	982,000	1,083,067
3.70%, 4/1/2024	681,000	731,803
4.00%, 9/1/2036	170,000	196,945
4.50%, 2/1/2045	537,000	655,784
4.60%, 9/1/2035	209,000	255,651
4.75%, 3/1/2046	605,000	767,140
4.80%, 4/1/2044	237,000	300,068
Illumina, Inc.:
0.55%, 3/23/2023	175,000	175,257
2.55%, 3/23/2031	150,000	152,197
Security Description	Principal Amount	Value
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	$ 254,000	$ 240,942
2.80%, 9/15/2050	265,000	241,574
Royalty Pharma PLC:
0.75%, 9/2/2023 (f)	220,000	220,658
1.20%, 9/2/2025 (f)	180,000	178,474
1.75%, 9/2/2027 (f)	215,000	211,913
2.20%, 9/2/2030 (f)	105,000	102,997
3.30%, 9/2/2040 (f)	660,000	663,538
3.55%, 9/2/2050 (b) (f)	162,000	161,742
		18,448,635
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	660,000	686,651
2.72%, 2/15/2030	682,000	707,064
3.38%, 4/5/2040	417,000	438,809
3.58%, 4/5/2050	477,000	506,321
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	311,000	333,404
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	109,699
4.50%, 2/15/2047	244,000	306,074
4.63%, 7/2/2044	320,000	397,594
5.13%, 9/14/2045	21,000	27,812
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	135,000	130,109
Leidos, Inc. 2.30%, 2/15/2031	140,000	137,166
Lennox International, Inc.:
1.35%, 8/1/2025	135,000	135,883
1.70%, 8/1/2027	100,000	100,095
3.00%, 11/15/2023	25,000	26,229
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	263,000	289,676
4.25%, 7/2/2024	119,000	129,870
Series CB, 2.50%, 3/15/2030	347,000	352,871
Masco Corp.:
1.50%, 2/15/2028 (b)	125,000	121,904
2.00%, 10/1/2030	125,000	121,956
2.00%, 2/15/2031	260,000	253,557
3.13%, 2/15/2051	90,000	89,312
3.50%, 11/15/2027	45,000	49,452
4.50%, 5/15/2047	275,000	333,677
Owens Corning:
3.40%, 8/15/2026	86,000	93,285
3.88%, 6/1/2030	200,000	223,454
3.95%, 8/15/2029 (b)	155,000	175,190
4.30%, 7/15/2047	94,000	109,304
4.40%, 1/30/2048	290,000	342,270

See accompanying notes to financial statements.
52

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Vulcan Materials Co.:
3.50%, 6/1/2030	$ 380,000	$ 418,836
4.50%, 4/1/2025	135,000	150,711
4.50%, 6/15/2047	299,000	362,606
		7,660,841
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	133,008
1.85%, 5/15/2027	585,000	600,701
2.05%, 5/15/2030	270,000	275,227
2.70%, 5/15/2040	263,500	266,667
2.75%, 2/3/2023	100,000	103,698
2.80%, 5/15/2050	145,000	145,296
Cabot Corp.:
3.70%, 7/15/2022	100,000	102,514
4.00%, 7/1/2029	135,000	145,847
Celanese US Holdings LLC 4.63%, 11/15/2022	106,000	111,720
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	625,000	618,937
3.60%, 11/15/2050 (b)	225,000	242,563
4.38%, 11/15/2042	400,000	476,748
4.63%, 10/1/2044	140,000	171,102
4.80%, 11/30/2028 (b)	81,000	97,151
4.80%, 5/15/2049	500,000	640,330
5.25%, 11/15/2041	392,000	510,702
7.38%, 11/1/2029	256,000	355,320
9.40%, 5/15/2039	94,000	165,522
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	701,000	758,917
4.49%, 11/15/2025	332,000	377,438
4.73%, 11/15/2028	433,000	516,049
5.32%, 11/15/2038	446,000	589,456
5.42%, 11/15/2048 (b)	510,000	708,252
Eastman Chemical Co.:
3.60%, 8/15/2022	249,000	255,867
4.65%, 10/15/2044	364,000	442,245
4.80%, 9/1/2042	102,000	125,194
Ecolab, Inc.:
1.30%, 1/30/2031	195,000	184,324
2.13%, 8/15/2050 (b)	155,000	137,762
2.38%, 8/10/2022	141,000	143,950
2.70%, 11/1/2026	178,000	190,706
3.25%, 12/1/2027	153,000	168,473
4.80%, 3/24/2030	281,000	344,528
5.50%, 12/8/2041	128,000	178,424
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	230,000	235,847
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	105,000	107,637
FMC Corp.:
3.20%, 10/1/2026	220,000	237,131
3.45%, 10/1/2029	100,000	109,079
4.50%, 10/1/2049	180,000	218,491
Security Description	Principal Amount	Value
Huntsman International LLC:
2.95%, 6/15/2031	$ 75,000	$ 76,285
4.50%, 5/1/2029	125,000	142,242
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	475,000	559,555
Linde, Inc.:
2.00%, 8/10/2050	80,000	68,334
3.20%, 1/30/2026	258,000	282,296
3.55%, 11/7/2042	326,000	375,575
Lubrizol Corp. 6.50%, 10/1/2034	70,000	101,381
LYB International Finance B.V.:
4.00%, 7/15/2023	405,000	432,406
4.88%, 3/15/2044	176,000	219,300
LYB International Finance III LLC:
1.25%, 10/1/2025	160,000	159,805
2.25%, 10/1/2030 (b)	155,000	154,848
3.38%, 5/1/2030	500,000	543,225
3.38%, 10/1/2040	200,000	207,308
3.63%, 4/1/2051 (b)	341,000	361,068
3.80%, 10/1/2060	200,000	211,174
4.20%, 10/15/2049	200,000	229,112
LyondellBasell Industries NV:
4.63%, 2/26/2055	223,000	271,034
5.75%, 4/15/2024	571,000	639,600
Mosaic Co.:
3.25%, 11/15/2022	260,000	269,139
4.05%, 11/15/2027	216,000	242,080
4.25%, 11/15/2023	121,000	129,931
4.88%, 11/15/2041	305,000	358,704
NewMarket Corp. 2.70%, 3/18/2031	365,000	365,610
Nutrien, Ltd.:
1.90%, 5/13/2023	70,000	71,710
2.95%, 5/13/2030	200,000	211,116
3.00%, 4/1/2025	110,000	117,130
3.15%, 10/1/2022	300,000	307,992
3.63%, 3/15/2024	190,000	202,884
3.95%, 5/13/2050	200,000	230,164
4.00%, 12/15/2026	138,000	155,497
4.13%, 3/15/2035	160,000	182,930
4.90%, 6/1/2043	190,000	240,122
5.00%, 4/1/2049	115,000	151,601
5.63%, 12/1/2040	200,000	272,796
5.88%, 12/1/2036	260,000	353,473
6.13%, 1/15/2041	259,000	370,629
PPG Industries, Inc.:
1.20%, 3/15/2026	340,000	339,293
2.40%, 8/15/2024	168,000	175,775
2.55%, 6/15/2030	100,000	103,865
2.80%, 8/15/2029	140,000	148,739
3.20%, 3/15/2023	100,000	104,403

See accompanying notes to financial statements.
53

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Praxair, Inc. 1.10%, 8/10/2030	$ 121,000	$ 113,757
Rohm & Haas Co. 7.85%, 7/15/2029	239,000	330,384
RPM International, Inc.:
3.75%, 3/15/2027	281,000	308,499
4.25%, 1/15/2048	100,000	110,013
5.25%, 6/1/2045	265,000	331,462
Sherwin-Williams Co.:
2.30%, 5/15/2030 (b)	120,000	121,678
2.95%, 8/15/2029	425,000	456,514
3.30%, 5/15/2050 (b)	200,000	212,234
3.45%, 8/1/2025	95,000	103,332
3.45%, 6/1/2027	409,000	450,702
3.80%, 8/15/2049	200,000	229,720
4.00%, 12/15/2042	108,000	124,066
Westlake Chemical Corp. 4.38%, 11/15/2047 (b)	172,000	201,639
		24,426,954
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	124,000	142,226
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	262,000	250,278
1.70%, 5/15/2028	125,000	126,030
3.38%, 9/15/2025	276,000	302,623
Block Financial LLC 3.88%, 8/15/2030	463,000	500,647
California Endowment Series 2021, 2.50%, 4/1/2051	125,000	119,979
California Institute of Technology 3.65%, 9/1/2119	105,000	118,696
Duke University:
Series 2020, 2.68%, 10/1/2044	76,000	77,857
Series 2020, 2.83%, 10/1/2055	188,000	195,939
Emory University:
Series 2020, 2.14%, 9/1/2030 (b)	115,000	117,538
Series 2020, 2.97%, 9/1/2050	82,000	85,902
Equifax, Inc.:
2.60%, 12/15/2025	429,000	452,037
3.95%, 6/15/2023	250,000	265,630
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	25,000	24,045
Series 2020, 2.82%, 6/1/2070	65,000	65,385
Security Description	Principal Amount	Value
George Washington University Series 2014, 4.30%, 9/15/2044	$ 60,000	$ 75,593
Georgetown University:
Series A, 5.22%, 10/1/2118	180,000	270,464
Series B, 4.32%, 4/1/2049 (b)	100,000	125,491
Global Payments, Inc.:
1.20%, 3/1/2026	375,000	371,850
2.65%, 2/15/2025	161,000	169,597
2.90%, 5/15/2030	115,000	119,739
3.20%, 8/15/2029	304,000	324,724
4.00%, 6/1/2023	335,000	356,025
4.15%, 8/15/2049	247,000	284,260
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	250,000	322,782
Leland Stanford Junior University:
1.29%, 6/1/2027	35,000	35,055
2.41%, 6/1/2050	120,000	117,016
3.65%, 5/1/2048	125,000	151,105
Massachusetts Institute of Technology:
3.89%, 7/1/2116	194,000	237,815
4.68%, 7/1/2114	330,000	482,605
5.60%, 7/1/2111	249,000	423,952
Series F, 2.99%, 7/1/2050 (b)	285,000	314,968
Moody's Corp.:
2.55%, 8/18/2060	153,000	135,898
2.63%, 1/15/2023	125,000	129,051
4.88%, 2/15/2024	123,000	135,043
4.88%, 12/17/2048	222,000	292,112
5.25%, 7/15/2044	269,000	362,854
Northeastern University Series 2020, 2.89%, 10/1/2050	165,000	167,896
Northwestern University Series 2017, 3.66%, 12/1/2057	225,000	273,031
Novant Health, Inc.:
2.64%, 11/1/2036	75,000	76,441
3.17%, 11/1/2051	185,000	194,278
3.32%, 11/1/2061	70,000	74,243
PayPal Holdings, Inc.:
1.35%, 6/1/2023	110,000	111,990
1.65%, 6/1/2025	189,000	194,075
2.20%, 9/26/2022	214,000	219,151
2.30%, 6/1/2030	200,000	207,248
2.40%, 10/1/2024	488,000	514,386
2.65%, 10/1/2026	380,000	407,561
2.85%, 10/1/2029	356,000	384,427
3.25%, 6/1/2050 (b)	247,000	268,667

See accompanying notes to financial statements.
54

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
President and Fellows of Harvard College:
3.15%, 7/15/2046	$ 175,000	$ 195,624
3.30%, 7/15/2056 (b)	237,500	274,616
Quanta Services, Inc. 2.90%, 10/1/2030	235,000	243,768
RELX Capital, Inc.:
3.00%, 5/22/2030	188,000	200,885
3.50%, 3/16/2023	227,000	238,141
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	235,000	228,599
S&P Global, Inc.:
1.25%, 8/15/2030	91,000	86,223
2.30%, 8/15/2060	65,000	55,812
3.25%, 12/1/2049	401,000	432,021
4.00%, 6/15/2025	461,000	512,784
Total System Services, Inc. 4.45%, 6/1/2028	163,000	187,831
Trustees of Boston College 3.13%, 7/1/2052	160,000	169,256
Trustees of Boston University Series CC, 4.06%, 10/1/2048	205,000	251,826
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	150,000	170,524
Series 2020, 2.40%, 10/1/2050	210,000	203,904
University of Chicago:
3.00%, 10/1/2052	160,000	168,125
Series 20B, 2.76%, 4/1/2045	30,000	30,400
Series C, 2.55%, 4/1/2050	330,000	316,463
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	442,000	517,193
University of Southern California:
2.81%, 10/1/2050	118,000	119,906
3.03%, 10/1/2039	100,000	107,203
Series 2021-A, 2.95%, 10/1/2051	225,000	235,456
Series A, 3.23%, 10/1/2120	175,000	173,460
Verisk Analytics, Inc.:
3.63%, 5/15/2050	100,000	106,981
4.13%, 3/15/2029 (b)	324,000	368,210
William Marsh Rice University 3.77%, 5/15/2055	95,000	119,360
Yale University:
Series 2020, 0.87%, 4/15/2025	200,000	201,186
Series 2020, 1.48%, 4/15/2030	170,000	167,858
Security Description	Principal Amount	Value
Series 2020, 2.40%, 4/15/2050	$ 245,000	$ 237,709
		17,497,529
COMPUTERS — 0.7%
Amdocs, Ltd. 2.54%, 6/15/2030	250,000	250,588
Apple, Inc.:
0.55%, 8/20/2025	213,000	210,657
0.70%, 2/8/2026	500,000	494,505
0.75%, 5/11/2023	375,000	378,109
1.13%, 5/11/2025	332,000	335,967
1.20%, 2/8/2028	500,000	492,555
1.25%, 8/20/2030	330,000	316,440
1.65%, 5/11/2030	597,000	591,776
1.65%, 2/8/2031 (b)	660,000	649,499
1.70%, 9/11/2022	306,000	311,217
1.80%, 9/11/2024	200,000	207,574
2.05%, 9/11/2026	647,000	676,879
2.10%, 9/12/2022	488,000	498,087
2.20%, 9/11/2029	237,000	246,563
2.38%, 2/8/2041	500,000	486,435
2.40%, 1/13/2023 (b)	622,000	641,518
2.40%, 5/3/2023	718,000	744,939
2.40%, 8/20/2050	155,000	146,086
2.45%, 8/4/2026	852,000	906,272
2.65%, 5/11/2050	367,000	359,700
2.65%, 2/8/2051 (b)	500,000	490,495
2.75%, 1/13/2025	427,000	456,527
2.80%, 2/8/2061	500,000	489,080
2.85%, 2/23/2023	313,000	325,038
2.85%, 5/11/2024	302,000	320,609
2.95%, 9/11/2049	222,000	230,185
3.00%, 2/9/2024	624,000	662,083
3.00%, 6/20/2027	502,000	551,547
3.00%, 11/13/2027	1,048,000	1,147,089
3.20%, 5/13/2025	502,000	547,381
3.20%, 5/11/2027	800,000	883,704
3.25%, 2/23/2026	220,000	241,586
3.35%, 2/9/2027	550,000	610,522
3.45%, 5/6/2024	661,000	715,506
3.45%, 2/9/2045	1,040,000	1,166,412
3.75%, 9/12/2047	818,000	959,915
3.75%, 11/13/2047	945,000	1,107,209
3.85%, 5/4/2043	1,095,000	1,303,291
3.85%, 8/4/2046	515,000	611,707
4.25%, 2/9/2047	135,000	170,004
4.38%, 5/13/2045	682,000	869,373
4.50%, 2/23/2036	320,000	404,083
4.65%, 2/23/2046	544,000	721,823
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	259,000	281,543
4.90%, 10/1/2026	403,000	465,046
5.30%, 10/1/2029 (b)	736,000	887,675
5.45%, 6/15/2023	397,000	430,646

See accompanying notes to financial statements.
55

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.85%, 7/15/2025	$ 590,000	$ 692,448
6.02%, 6/15/2026	650,000	779,578
6.20%, 7/15/2030	625,000	803,575
8.10%, 7/15/2036	291,000	445,079
8.35%, 7/15/2046	312,000	510,448
DXC Technology Co. 4.75%, 4/15/2027	224,000	256,796
Fortinet, Inc.:
1.00%, 3/15/2026	95,000	94,036
2.20%, 3/15/2031	60,000	59,899
Genpact Luxembourg Sarl 3.38%, 12/1/2024	165,000	176,383
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	250,000	250,825
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	370,000	376,231
1.75%, 4/1/2026	315,000	318,660
2.25%, 4/1/2023	384,000	395,090
4.40%, 10/15/2022	285,000	297,449
4.45%, 10/2/2023	460,000	497,738
6.35%, 10/15/2045	621,000	838,561
HP, Inc.:
3.00%, 6/17/2027 (b)	350,000	375,106
3.40%, 6/17/2030	200,000	214,290
4.05%, 9/15/2022	291,000	303,446
6.00%, 9/15/2041	652,000	857,497
International Business Machines Corp.:
1.95%, 5/15/2030	270,000	269,749
2.85%, 5/15/2040	310,000	313,432
2.88%, 11/9/2022	1,091,000	1,128,880
2.95%, 5/15/2050	366,000	367,116
3.00%, 5/15/2024	1,065,000	1,134,960
3.30%, 5/15/2026	1,544,000	1,697,968
3.45%, 2/19/2026	351,000	387,476
3.50%, 5/15/2029	271,000	303,390
3.63%, 2/12/2024	864,000	930,519
4.00%, 6/20/2042	242,000	283,539
4.15%, 5/15/2039	489,000	581,035
4.25%, 5/15/2049 (b)	488,000	603,607
7.13%, 12/1/2096	150,000	261,837
Leidos, Inc.:
2.95%, 5/15/2023	131,000	136,198
3.63%, 5/15/2025	209,000	226,980
4.38%, 5/15/2030	90,000	102,112
NetApp, Inc.:
1.88%, 6/22/2025	207,000	212,972
2.38%, 6/22/2027 (b)	150,000	157,449
2.70%, 6/22/2030	250,000	260,755
3.30%, 9/29/2024	438,000	469,037
		44,367,591
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.0% (a)
Carrier Global Corp. 2.49%, 2/15/2027	$ 165,000	$ 172,668
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	128,000	131,420
Series MTN, 3.25%, 3/15/2024	306,000	328,488
Series MTN, 3.70%, 8/1/2047 (b)	273,000	329,536
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	115,000	114,932
2.00%, 12/1/2024	112,000	117,075
2.38%, 12/1/2029 (b)	135,000	141,032
3.13%, 12/1/2049 (b)	445,000	483,314
3.15%, 3/15/2027	190,000	209,055
4.15%, 3/15/2047	427,000	533,297
Procter & Gamble Co.:
0.55%, 10/29/2025	205,000	202,483
1.20%, 10/29/2030	150,000	142,945
2.15%, 8/11/2022	117,000	119,478
2.45%, 11/3/2026	284,000	303,920
2.80%, 3/25/2027	100,000	108,279
3.00%, 3/25/2030	1,995,000	2,200,126
3.10%, 8/15/2023	220,000	233,240
Unilever Capital Corp.:
0.38%, 9/14/2023	140,000	140,141
1.38%, 9/14/2030 (b)	210,000	203,032
2.00%, 7/28/2026	187,000	194,951
2.60%, 5/5/2024	194,000	204,616
2.90%, 5/5/2027	151,000	163,619
3.38%, 3/22/2025	116,000	126,376
3.50%, 3/22/2028 (b)	287,000	322,611
5.90%, 11/15/2032	753,000	1,038,410
		8,092,376
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	114,950
4.20%, 5/15/2047	250,000	306,442
4.60%, 6/15/2045	302,000	390,015
		811,407
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026 (b)	230,000	227,357
2.88%, 8/14/2024 (b)	175,000	183,008
3.15%, 2/15/2024	625,000	655,250
3.88%, 1/23/2028 (b)	193,000	206,730
4.45%, 10/1/2025	267,000	293,938
4.45%, 4/3/2026	195,000	214,206
4.50%, 9/15/2023	249,000	267,080
4.63%, 7/1/2022	335,000	348,437

See accompanying notes to financial statements.
56

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.63%, 10/15/2027 (b)	$ 230,000	$ 256,963
6.50%, 7/15/2025	320,000	375,210
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	108,699
Air Lease Corp.:
2.25%, 1/15/2023 (b)	272,000	279,096
2.63%, 7/1/2022	186,000	189,493
2.75%, 1/15/2023	100,000	103,147
3.00%, 9/15/2023	218,000	228,067
3.13%, 12/1/2030	150,000	152,520
3.25%, 3/1/2025	253,000	269,587
3.25%, 10/1/2029	150,000	156,060
3.38%, 7/1/2025	125,000	134,190
4.63%, 10/1/2028	300,000	339,033
Series GMTN, 3.75%, 6/1/2026	330,000	360,957
Series MTN, 0.70%, 2/15/2024	345,000	343,344
Series MTN, 2.30%, 2/1/2025 (b)	245,000	253,075
Series MTN, 2.88%, 1/15/2026	245,000	257,679
Series MTN, 3.00%, 2/1/2030	344,000	348,520
Aircastle, Ltd.:
4.13%, 5/1/2024 (b)	120,000	128,135
4.25%, 6/15/2026	317,000	344,081
4.40%, 9/25/2023	40,000	42,835
5.00%, 4/1/2023	198,000	211,812
Ally Financial, Inc.:
1.45%, 10/2/2023	365,000	370,749
3.88%, 5/21/2024	150,000	161,677
4.63%, 3/30/2025 (b)	195,000	218,176
5.13%, 9/30/2024 (b)	357,000	402,414
8.00%, 11/1/2031	820,000	1,155,905
American Express Co.:
2.50%, 8/1/2022 (b)	1,219,000	1,245,074
2.50%, 7/30/2024	208,000	219,213
2.65%, 12/2/2022	359,000	370,746
3.00%, 10/30/2024	324,000	347,487
3.13%, 5/20/2026	395,000	431,747
3.40%, 2/22/2024	221,000	236,519
3.63%, 12/5/2024	148,000	161,973
3.70%, 8/3/2023	597,000	635,698
4.05%, 12/3/2042	126,000	150,789
4.20%, 11/6/2025	263,000	297,750
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	532,000	588,642
Ameriprise Financial, Inc. 2.88%, 9/15/2026	273,000	293,360
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	150,000	145,937
Security Description	Principal Amount	Value
BGC Partners, Inc.:
3.75%, 10/1/2024	$ 50,000	$ 52,937
5.38%, 7/24/2023	110,000	118,879
BlackRock, Inc.:
1.90%, 1/28/2031	130,000	130,020
2.40%, 4/30/2030	352,000	368,537
3.20%, 3/15/2027	508,000	562,808
3.25%, 4/30/2029 (b)	568,000	635,223
3.50%, 3/18/2024 (b)	495,000	535,011
Blackstone/GSO Secured Lending Fund 3.63%, 1/15/2026 (b) (f)	100,000	106,200
Brookfield Finance LLC 3.45%, 4/15/2050	281,000	289,641
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	82,502
3.50%, 3/30/2051	250,000	261,777
3.90%, 1/25/2028	399,000	445,871
4.25%, 6/2/2026	185,000	208,360
4.35%, 4/15/2030	423,000	488,785
4.70%, 9/20/2047	196,000	238,989
4.85%, 3/29/2029	175,000	206,141
Capital One Bank USA NA 3.38%, 2/15/2023	606,000	633,943
Capital One Financial Corp.:
2.60%, 5/11/2023	256,000	265,836
3.20%, 1/30/2023	361,000	376,003
3.30%, 10/30/2024	862,000	928,719
3.50%, 6/15/2023	100,000	105,740
3.65%, 5/11/2027	201,000	223,492
3.75%, 7/28/2026	33,000	36,403
3.75%, 3/9/2027	621,000	690,707
3.80%, 1/31/2028 (b)	425,000	479,668
3.90%, 1/29/2024	211,000	227,675
4.20%, 10/29/2025	295,000	329,320
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	600,000	578,880
Charles Schwab Corp.:
0.75%, 3/18/2024	200,000	201,116
0.90%, 3/11/2026	188,000	186,660
1.65%, 3/11/2031 (b)	440,000	427,429
2.00%, 3/20/2028	200,000	205,318
2.65%, 1/25/2023	721,000	745,427
3.00%, 3/10/2025	118,000	126,484
3.20%, 3/2/2027	357,000	390,783
3.20%, 1/25/2028 (b)	203,000	223,832
3.25%, 5/22/2029	120,000	132,410
3.45%, 2/13/2026	198,000	218,186
4.63%, 3/22/2030	272,000	330,687
CI Financial Corp. 3.20%, 12/17/2030	500,000	513,330
CME Group, Inc.:
3.00%, 3/15/2025	271,000	290,507
3.75%, 6/15/2028	310,000	353,456
4.15%, 6/15/2048	310,000	403,756
5.30%, 9/15/2043	277,000	397,775

See accompanying notes to financial statements.
57

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Credit Suisse USA, Inc. 7.13%, 7/15/2032	$ 283,000	$ 410,279
Discover Financial Services:
3.75%, 3/4/2025	124,000	135,315
3.85%, 11/21/2022	150,000	157,159
4.10%, 2/9/2027	267,000	299,200
4.50%, 1/30/2026	175,000	198,074
Eaton Vance Corp. 3.50%, 4/6/2027	169,000	184,180
Franklin Resources, Inc.:
1.60%, 10/30/2030	200,000	192,182
2.85%, 3/30/2025	317,000	339,396
GE Capital Funding LLC:
3.45%, 5/15/2025	440,000	478,390
4.05%, 5/15/2027	275,000	311,239
4.40%, 5/15/2030	340,000	396,307
4.55%, 5/15/2032	295,000	351,982
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025	425,000	463,671
4.42%, 11/15/2035	2,862,000	3,437,462
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	232,000	233,021
2.10%, 6/15/2030	179,000	177,978
2.35%, 9/15/2022	150,000	153,264
2.65%, 9/15/2040	238,000	228,080
3.00%, 6/15/2050	259,000	254,975
3.00%, 9/15/2060	255,000	245,797
3.10%, 9/15/2027	476,000	518,059
3.45%, 9/21/2023	165,000	175,266
3.75%, 12/1/2025	415,000	459,679
3.75%, 9/21/2028	202,000	227,406
4.00%, 10/15/2023	154,000	165,895
4.25%, 9/21/2048	221,000	261,222
Invesco Finance PLC:
3.75%, 1/15/2026	100,000	110,753
4.00%, 1/30/2024	240,000	260,182
Janus Capital Group, Inc. 4.88%, 8/1/2025	280,000	316,680
Jefferies Group LLC:
2.75%, 10/15/2032	210,000	211,084
5.13%, 1/20/2023	301,000	321,862
6.45%, 6/8/2027	100,000	124,628
6.50%, 1/20/2043	173,000	239,712
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	263,000	295,623
4.85%, 1/15/2027	164,000	190,762
Lazard Group LLC:
3.63%, 3/1/2027 (b)	275,000	299,733
3.75%, 2/13/2025	76,000	82,952
4.50%, 9/19/2028	200,000	231,154
Legg Mason, Inc. 5.63%, 1/15/2044	245,000	342,770
Security Description	Principal Amount	Value
Mastercard, Inc.:
1.90%, 3/15/2031	$ 123,000	$ 124,261
2.00%, 3/3/2025	260,000	271,765
2.95%, 11/21/2026	391,000	426,511
2.95%, 3/15/2051	60,000	62,901
3.35%, 3/26/2030 (b)	296,000	333,219
3.38%, 4/1/2024	211,000	227,528
3.50%, 2/26/2028 (b)	215,000	241,830
3.65%, 6/1/2049	339,000	394,589
3.80%, 11/21/2046 (b)	197,000	234,826
3.85%, 3/26/2050	423,000	512,359
3.95%, 2/26/2048	315,000	383,349
Nasdaq, Inc.:
0.45%, 12/21/2022	53,000	52,990
1.65%, 1/15/2031 (b)	250,000	236,070
2.50%, 12/21/2040	350,000	325,069
3.85%, 6/30/2026	108,000	120,299
4.25%, 6/1/2024	100,000	109,381
Nomura Holdings, Inc.:
1.85%, 7/16/2025	200,000	204,232
2.65%, 1/16/2025	256,000	268,872
2.68%, 7/16/2030	450,000	457,141
3.10%, 1/16/2030	407,000	427,118
ORIX Corp.:
2.25%, 3/9/2031	265,000	267,162
2.90%, 7/18/2022	95,000	97,449
3.25%, 12/4/2024	191,000	205,772
3.70%, 7/18/2027 (b)	56,000	62,539
4.05%, 1/16/2024	98,000	106,134
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	210,116
Raymond James Financial, Inc.:
3.75%, 4/1/2051	215,000	236,238
4.95%, 7/15/2046	241,000	311,678
Stifel Financial Corp. 4.00%, 5/15/2030	214,000	238,323
Synchrony Financial:
3.70%, 8/4/2026	313,000	342,159
4.25%, 8/15/2024	268,000	292,903
4.38%, 3/19/2024	243,000	264,651
4.50%, 7/23/2025	366,000	409,843
5.15%, 3/19/2029	234,000	277,323
Visa, Inc.:
0.75%, 8/15/2027 (b)	235,000	228,274
1.10%, 2/15/2031 (b)	293,000	277,096
1.90%, 4/15/2027	156,000	161,184
2.00%, 8/15/2050	260,000	229,809
2.05%, 4/15/2030	1,370,000	1,409,264
2.75%, 9/15/2027	821,000	887,747
2.80%, 12/14/2022	1,356,000	1,400,287
3.15%, 12/14/2025	492,000	538,292
4.15%, 12/14/2035	428,000	526,136

See accompanying notes to financial statements.
58

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Western Union Co.:
1.35%, 3/15/2026	$ 100,000	$ 99,429
2.75%, 3/15/2031	100,000	99,988
2.85%, 1/10/2025	223,000	236,092
6.20%, 11/17/2036	176,000	222,571
		58,003,730
ELECTRIC — 2.1%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	380,000	373,103
AEP Transmission Co. LLC:
3.80%, 6/15/2049	225,000	260,444
4.00%, 12/1/2046	527,000	621,496
AES Corp.:
1.38%, 1/15/2026 (f)	390,000	386,116
2.45%, 1/15/2031 (f)	500,000	495,175
Alabama Power Co.:
3.45%, 10/1/2049	400,000	437,076
3.85%, 12/1/2042	69,000	79,109
Series 20-A, 1.45%, 9/15/2030	250,000	238,848
Series A, 4.30%, 7/15/2048	47,000	58,180
Ameren Corp.:
1.75%, 3/15/2028	125,000	123,948
2.50%, 9/15/2024 (b)	305,000	321,266
3.50%, 1/15/2031	145,000	158,827
Ameren Illinois Co.:
1.55%, 11/15/2030	85,000	81,799
2.70%, 9/1/2022	550,000	561,951
3.70%, 12/1/2047	179,000	204,756
American Electric Power Co., Inc.:
3.20%, 11/13/2027	264,000	285,376
Series J, 4.30%, 12/1/2028	295,000	339,645
Series M, 0.75%, 11/1/2023 (b)	135,000	135,070
Series N, 1.00%, 11/1/2025 (b)	125,000	124,043
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	265,000	274,042
Series Y, 4.50%, 3/1/2049	150,000	183,870
Series Z, 3.70%, 5/1/2050	100,000	110,166
Arizona Public Service Co.:
2.60%, 8/15/2029	200,000	209,556
2.65%, 9/15/2050	160,000	151,442
2.95%, 9/15/2027 (b)	108,000	116,859
3.15%, 5/15/2025	350,000	376,050
3.35%, 5/15/2050	235,000	250,884
3.50%, 12/1/2049	125,000	136,343
3.75%, 5/15/2046	135,000	152,430
4.25%, 3/1/2049	150,000	182,433
Atlantic City Electric Co. 2.30%, 3/15/2031 (b)	125,000	126,743
Security Description	Principal Amount	Value
Avangrid, Inc.:
3.15%, 12/1/2024	$ 638,000	$ 683,272
3.20%, 4/15/2025	239,000	256,949
3.80%, 6/1/2029	252,000	284,594
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050 (b)	100,000	99,911
3.20%, 9/15/2049	350,000	366,674
3.50%, 8/15/2046	146,000	160,464
3.75%, 8/15/2047	100,000	115,386
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	105,000	101,047
2.85%, 5/15/2051	179,000	173,800
3.70%, 7/15/2030	500,000	566,670
3.75%, 11/15/2023	239,000	255,491
3.80%, 7/15/2048	377,000	428,215
4.25%, 10/15/2050	220,000	269,973
4.45%, 1/15/2049	500,000	625,125
6.13%, 4/1/2036	526,000	741,197
Black Hills Corp.:
2.50%, 6/15/2030 (b)	173,000	176,470
3.15%, 1/15/2027	50,000	53,281
4.25%, 11/30/2023	287,000	308,496
4.35%, 5/1/2033	180,000	209,932
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	290,000	346,170
4.50%, 4/1/2044	230,000	297,510
Series AA, 3.00%, 2/1/2027	354,000	381,679
Series AD, 2.90%, 7/1/2050	120,000	121,260
Series AE, 2.35%, 4/1/2031	140,000	143,685
Series AF, 3.35%, 4/1/2051	210,000	231,206
Series K2, 6.95%, 3/15/2033	291,000	412,254
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	220,000	224,908
2.50%, 9/1/2024	100,000	104,646
2.95%, 3/1/2030	150,000	158,165
4.25%, 11/1/2028	318,000	364,298
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	257,000	281,058
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	215,000	273,435
CMS Energy Corp.:
4.88%, 3/1/2044	395,000	504,802
5 year CMT + 4.12%, 4.75%, 6/1/2050 (b) (c)	150,000	167,234
Commonwealth Edison Co.:
2.55%, 6/15/2026	100,000	106,396
3.65%, 6/15/2046	134,000	151,861
4.00%, 3/1/2048 (b)	110,000	131,856

See accompanying notes to financial statements.
59

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.00%, 3/1/2049	$ 343,000	$ 411,068
4.70%, 1/15/2044	88,000	112,713
5.90%, 3/15/2036	110,000	155,726
6.45%, 1/15/2038	150,000	219,684
Series 123, 3.75%, 8/15/2047	450,000	520,654
Series 127, 3.20%, 11/15/2049	315,000	333,207
Series 130, 3.13%, 3/15/2051	215,000	224,858
Connecticut Light & Power Co.:
4.00%, 4/1/2048	98,000	118,636
Series A, 0.75%, 12/1/2025 (b)	400,000	395,152
Series A, 3.20%, 3/15/2027	161,000	176,908
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028 (b)	100,000	112,560
3.85%, 6/15/2046 (b)	575,000	637,997
4.45%, 3/15/2044	367,000	441,406
4.50%, 12/1/2045	275,000	332,692
4.50%, 5/15/2058	205,000	248,765
Series 09-C, 5.50%, 12/1/2039	458,000	607,578
Series 2017, 3.88%, 6/15/2047	205,000	230,055
Series 20A, 3.35%, 4/1/2030	200,000	220,194
Series 20B, 3.95%, 4/1/2050	287,000	326,405
Series A, 4.13%, 5/15/2049	390,000	455,477
Series B, 3.13%, 11/15/2027	467,000	506,648
Series C, 3.00%, 12/1/2060	160,000	148,053
Series C, 4.30%, 12/1/2056	225,000	265,313
Series E, 4.65%, 12/1/2048	150,000	186,134
Consumers Energy Co.:
0.35%, 6/1/2023	65,000	64,896
2.50%, 5/1/2060	200,000	181,382
3.10%, 8/15/2050	207,000	219,194
3.50%, 8/1/2051	342,000	387,883
3.95%, 5/15/2043	100,000	117,930
4.05%, 5/15/2048	140,000	171,010
Dayton Power & Light Co. 3.95%, 6/15/2049	175,000	195,346
Delmarva Power & Light Co. 3.50%, 11/15/2023	272,000	289,737
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	125,000	160,461
6.05%, 1/15/2038	100,000	141,872
Security Description	Principal Amount	Value
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c) (e)	$ 671,000	$ 711,830
3.90%, 10/1/2025	335,000	370,460
4.25%, 6/1/2028	320,000	367,738
7.00%, 6/15/2038	555,000	823,398
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	105,000	114,425
Series A, 1.45%, 4/15/2026	55,000	55,408
Series A, 4.60%, 3/15/2049	365,000	458,962
Series B, 3.30%, 4/15/2041	60,000	62,957
Series B, 5.95%, 6/15/2035	302,000	408,081
Series D, 2.85%, 8/15/2026	441,000	469,983
Series F, 5.25%, 8/1/2033	359,000	449,780
DTE Electric Co.:
3.70%, 6/1/2046	100,000	114,379
3.75%, 8/15/2047	100,000	115,558
3.95%, 3/1/2049	142,000	170,917
Series A, 1.90%, 4/1/2028	210,000	213,581
Series A, 4.05%, 5/15/2048	207,000	251,296
Series B, 3.25%, 4/1/2051	70,000	75,734
DTE Energy Co.:
2.95%, 3/1/2030	254,000	268,714
6.38%, 4/15/2033	604,000	821,965
Series B, 2.60%, 6/15/2022 (b)	278,000	284,077
Series C, 2.53%, 10/1/2024	480,000	504,274
Series D, 3.70%, 8/1/2023	359,000	381,337
Series H, 0.55%, 11/1/2022	305,000	305,647
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	156,030
2.50%, 3/15/2023	70,000	72,307
2.55%, 4/15/2031	125,000	129,980
2.95%, 12/1/2026	472,000	510,973
3.45%, 4/15/2051 (b)	160,000	177,438
3.75%, 6/1/2045	311,000	352,329
4.00%, 9/30/2042	446,000	525,178
4.25%, 12/15/2041	297,000	359,717
6.05%, 4/15/2038	120,000	170,521
Duke Energy Corp.:
0.90%, 9/15/2025	95,000	94,061
2.40%, 8/15/2022	159,000	162,329
2.45%, 6/1/2030 (b)	530,000	536,439
3.05%, 8/15/2022	315,000	322,094
3.15%, 8/15/2027	228,000	246,655
3.40%, 6/15/2029	350,000	383,470
3.75%, 4/15/2024	506,000	544,891
3.75%, 9/1/2046	349,500	372,633

See accompanying notes to financial statements.
60

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.95%, 8/15/2047	$ 330,000	$ 364,043
4.20%, 6/15/2049	195,000	223,534
4.80%, 12/15/2045	249,000	305,229
Duke Energy Florida LLC:
1.75%, 6/15/2030	135,000	132,354
2.50%, 12/1/2029	115,000	120,686
3.20%, 1/15/2027	175,000	191,160
3.80%, 7/15/2028	389,000	440,589
4.20%, 7/15/2048	263,000	322,464
Duke Energy Indiana LLC:
2.75%, 4/1/2050	210,000	203,477
6.12%, 10/15/2035	100,000	137,446
6.35%, 8/15/2038	221,000	322,894
Series WWW, 4.90%, 7/15/2043	177,000	225,974
Series YYY, 3.25%, 10/1/2049	100,000	105,587
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	375,000	376,815
3.70%, 6/15/2046	558,000	623,693
3.80%, 9/1/2023	150,000	159,647
4.30%, 2/1/2049	195,000	240,741
Duke Energy Progress LLC:
3.60%, 9/15/2047	319,000	355,793
4.10%, 3/15/2043	100,000	119,025
4.15%, 12/1/2044	235,000	283,800
4.20%, 8/15/2045	222,000	267,612
Edison International:
2.40%, 9/15/2022	110,000	111,918
2.95%, 3/15/2023	377,000	389,264
3.13%, 11/15/2022	100,000	102,970
3.55%, 11/15/2024	236,000	251,378
Emera US Finance L.P.:
3.55%, 6/15/2026	469,000	512,894
4.75%, 6/15/2046	400,000	477,424
Enel Americas SA 4.00%, 10/25/2026	622,000	677,632
Enel Chile SA 4.88%, 6/12/2028	301,000	347,640
Enel Generacion Chile SA 4.25%, 4/15/2024	130,000	139,125
Entergy Arkansas LLC:
2.65%, 6/15/2051	500,000	476,700
3.35%, 6/15/2052	115,000	123,404
3.50%, 4/1/2026	257,000	282,507
Entergy Corp.:
0.90%, 9/15/2025	255,000	251,958
1.90%, 6/15/2028	130,000	129,788
2.40%, 6/15/2031	130,000	129,905
2.95%, 9/1/2026	57,000	60,895
Entergy Louisiana LLC:
0.62%, 11/17/2023	200,000	200,258
1.60%, 12/15/2030	150,000	143,681
2.35%, 6/15/2032	100,000	101,419
2.90%, 3/15/2051	150,000	149,178
3.10%, 6/15/2041	100,000	105,687
Security Description	Principal Amount	Value
3.12%, 9/1/2027 (b)	$ 352,000	$ 384,116
4.00%, 3/15/2033	220,000	257,767
4.05%, 9/1/2023	228,000	243,283
4.20%, 4/1/2050	100,000	122,888
4.95%, 1/15/2045	57,000	62,421
Entergy Mississippi LLC:
2.85%, 6/1/2028	595,000	635,508
3.50%, 6/1/2051	145,000	159,828
3.85%, 6/1/2049	215,000	248,869
Entergy Texas, Inc.:
1.75%, 3/15/2031	210,000	201,008
3.55%, 9/30/2049	205,000	220,229
4.00%, 3/30/2029	100,000	112,799
4.50%, 3/30/2039	250,000	295,602
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	250,000	270,837
3.25%, 9/1/2049	370,000	390,150
4.10%, 4/1/2043	300,000	354,210
4.13%, 3/1/2042	195,000	229,560
4.25%, 12/1/2045	125,000	151,170
Evergy Metro, Inc.:
4.20%, 6/15/2047	115,000	138,712
Series 2019, 4.13%, 4/1/2049	250,000	301,720
Evergy, Inc. 2.90%, 9/15/2029	387,000	409,655
Eversource Energy:
2.55%, 3/15/2031	250,000	256,298
2.80%, 5/1/2023	156,000	161,633
3.45%, 1/15/2050	465,000	491,286
Series M, 3.30%, 1/15/2028	25,000	27,298
Series O, 4.25%, 4/1/2029	275,000	320,639
Series Q, 0.80%, 8/15/2025	80,000	78,958
Series R, 1.65%, 8/15/2030 (b)	145,000	138,765
Exelon Corp.:
3.95%, 6/15/2025	388,000	426,955
4.45%, 4/15/2046	313,000	379,700
5.10%, 6/15/2045	421,000	551,556
5.63%, 6/15/2035	245,000	322,444
Exelon Generation Co. LLC:
3.25%, 6/1/2025 (b)	265,000	285,699
5.60%, 6/15/2042	249,000	292,214
6.25%, 10/1/2039	454,000	559,278
Florida Power & Light Co.:
2.85%, 4/1/2025	415,000	443,481
3.13%, 12/1/2025	292,000	317,173
3.15%, 10/1/2049	200,000	217,172
3.25%, 6/1/2024	225,000	240,352
3.95%, 3/1/2048	315,000	382,782
3.99%, 3/1/2049 (b)	379,000	466,003
4.05%, 10/1/2044	510,000	620,752
5.65%, 2/1/2037	190,000	260,446
5.69%, 3/1/2040	115,000	164,160

See accompanying notes to financial statements.
61

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.96%, 4/1/2039	$ 100,000	$ 146,277
Georgia Power Co.:
3.25%, 3/30/2027	129,000	139,733
4.30%, 3/15/2042	306,000	362,494
Series A, 2.10%, 7/30/2023	612,000	632,135
Series A, 3.25%, 3/15/2051	227,000	230,373
Series B, 2.65%, 9/15/2029	150,000	157,593
Series B, 3.70%, 1/30/2050	119,000	129,546
Gulf Power Co. Series A, 3.30%, 5/30/2027	223,000	244,678
Iberdrola International B.V. 6.75%, 7/15/2036	193,000	292,864
Indiana Michigan Power Co.:
4.25%, 8/15/2048	66,000	80,323
Series K, 4.55%, 3/15/2046	320,000	400,122
Interstate Power & Light Co.:
2.30%, 6/1/2030	200,000	202,660
3.70%, 9/15/2046	110,000	122,716
ITC Holdings Corp.:
2.70%, 11/15/2022	108,000	111,046
3.25%, 6/30/2026	115,000	124,525
3.35%, 11/15/2027	100,000	109,137
3.65%, 6/15/2024	30,000	32,207
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	146,532	178,791
Kentucky Utilities Co.:
3.30%, 6/1/2050	225,000	237,701
4.38%, 10/1/2045	286,000	348,534
Louisville Gas & Electric Co. 4.25%, 4/1/2049	340,000	419,944
MidAmerican Energy Co.:
3.10%, 5/1/2027	180,000	196,652
3.15%, 4/15/2050	200,000	213,788
3.50%, 10/15/2024	272,000	294,658
3.65%, 8/1/2048	117,000	133,550
4.80%, 9/15/2043	250,000	323,947
6.75%, 12/30/2031	248,000	351,540
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	391,000	462,107
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026	290,000	287,680
1.35%, 3/15/2031	150,000	139,332
2.40%, 3/15/2030	115,000	118,610
2.95%, 2/7/2024	337,000	355,744
3.40%, 2/7/2028	167,000	183,870
3.70%, 3/15/2029	310,000	347,643
4.30%, 3/15/2049	467,000	583,773
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	$ 216,000	$ 226,223
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b) (c)	215,000	234,982
Series C, 8.00%, 3/1/2032	110,000	166,057
Series MTN, 2.30%, 9/15/2022	100,000	102,135
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	167,000	188,064
Series DD, 2.40%, 5/1/2030	100,000	103,098
Series EE, 3.13%, 8/1/2050	65,000	67,174
Series N, 6.65%, 4/1/2036	110,000	160,425
Series R, 6.75%, 7/1/2037	505,000	734,245
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	575,000	576,989
2.25%, 6/1/2030	1,049,000	1,058,745
2.75%, 11/1/2029	241,000	254,653
2.80%, 1/15/2023	166,000	171,583
3.15%, 4/1/2024	184,000	195,724
3.25%, 4/1/2026	37,000	40,125
3.55%, 5/1/2027	292,000	323,010
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b) (c)	376,000	421,786
Northern States Power Co.:
2.15%, 8/15/2022	115,000	116,288
2.25%, 4/1/2031	100,000	102,871
2.60%, 6/1/2051	250,000	240,815
2.90%, 3/1/2050	312,500	319,837
3.20%, 4/1/2052	60,000	64,884
6.25%, 6/1/2036	180,000	257,834
NorthWestern Corp. 4.18%, 11/15/2044	250,000	293,597
NSTAR Electric Co.:
3.20%, 5/15/2027	370,000	404,643
3.25%, 5/15/2029 (b)	379,000	416,953
OGE Energy Corp. 0.70%, 5/26/2023 (b)	105,000	104,984
Oglethorpe Power Corp.:
5.05%, 10/1/2048	185,000	232,615
5.38%, 11/1/2040	110,000	139,160
5.95%, 11/1/2039	425,000	567,192
Ohio Power Co.:
4.00%, 6/1/2049	357,000	422,534
4.15%, 4/1/2048	147,000	176,626
Series Q, 1.63%, 1/15/2031 (b)	65,000	62,511
Oklahoma Gas & Electric Co.:
0.55%, 5/26/2023	145,000	145,025
4.15%, 4/1/2047	245,000	291,557

See accompanying notes to financial statements.
62

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	$ 650,000	$ 634,458
2.75%, 6/1/2024 (b)	620,000	657,963
3.10%, 9/15/2049	180,000	190,141
3.75%, 4/1/2045	125,000	144,255
3.80%, 9/30/2047	270,000	315,927
3.80%, 6/1/2049	445,000	528,170
4.10%, 11/15/2048	155,000	189,151
5.25%, 9/30/2040	230,000	311,707
5.30%, 6/1/2042	165,000	227,269
7.00%, 9/1/2022	121,000	130,263
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	165,000	165,017
2.10%, 8/1/2027	489,000	475,029
2.50%, 2/1/2031	910,000	853,817
2.95%, 3/1/2026	100,000	102,237
3.25%, 6/1/2031 (b)	485,000	477,191
3.30%, 12/1/2027	465,000	477,104
3.30%, 8/1/2040	637,000	579,307
3.45%, 7/1/2025	1,125,000	1,178,932
3.50%, 8/1/2050	945,000	841,078
3.75%, 7/1/2028	100,000	105,492
4.00%, 12/1/2046	200,000	187,982
4.20%, 6/1/2041	510,000	501,906
4.25%, 3/15/2046	150,000	143,562
4.30%, 3/15/2045	300,000	288,780
4.50%, 7/1/2040	1,715,000	1,715,086
4.55%, 7/1/2030	215,000	229,994
4.75%, 2/15/2044	290,000	292,790
4.95%, 7/1/2050	801,000	825,078
PacifiCorp:
4.10%, 2/1/2042	75,000	88,268
4.13%, 1/15/2049	370,000	443,819
4.15%, 2/15/2050	210,000	254,990
6.00%, 1/15/2039	25,000	35,393
6.25%, 10/15/2037	422,000	601,612
6.35%, 7/15/2038	330,000	478,401
7.70%, 11/15/2031	100,000	147,473
PECO Energy Co.:
2.80%, 6/15/2050	195,000	194,401
3.05%, 3/15/2051	65,000	67,863
3.70%, 9/15/2047	115,000	132,221
3.90%, 3/1/2048	375,000	446,850
4.15%, 10/1/2044	115,000	139,171
Pinnacle West Capital Corp. 1.30%, 6/15/2025	115,000	115,853
Potomac Electric Power Co.:
3.60%, 3/15/2024	147,000	157,680
4.15%, 3/15/2043	280,000	336,588
PPL Capital Funding, Inc. 3.10%, 5/15/2026	116,000	124,750
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	195,000	231,512
4.13%, 6/15/2044	230,000	274,802
Security Description	Principal Amount	Value
4.15%, 10/1/2045	$ 100,000	$ 120,893
4.15%, 6/15/2048	172,000	211,524
Progress Energy, Inc. 7.75%, 3/1/2031	298,000	425,008
PSEG Power LLC 3.85%, 6/1/2023	250,000	265,260
Public Service Co. of Colorado:
1.88%, 6/15/2031 (b)	165,000	164,097
3.70%, 6/15/2028	229,000	258,699
3.80%, 6/15/2047	150,000	175,217
4.05%, 9/15/2049	305,000	376,041
Series 35, 1.90%, 1/15/2031	289,000	286,850
Series 36, 2.70%, 1/15/2051	250,000	246,313
Public Service Co. of New Hampshire 3.60%, 7/1/2049	100,000	113,487
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	149,346
Series MTN, 2.05%, 8/1/2050	200,000	173,120
Series MTN, 2.25%, 9/15/2026	230,000	241,394
Series MTN, 2.38%, 5/15/2023	100,000	103,307
Series MTN, 2.45%, 1/15/2030	135,000	140,774
Series MTN, 2.70%, 5/1/2050	203,000	199,752
Series MTN, 3.00%, 3/1/2051	100,000	103,694
Series MTN, 3.15%, 1/1/2050	135,000	144,003
Series MTN, 3.20%, 5/15/2029	100,000	109,943
Series MTN, 3.20%, 8/1/2049	185,000	198,392
Series MTN, 3.60%, 12/1/2047	170,000	193,554
Series MTN, 3.80%, 3/1/2046	315,000	370,490
Series MTN, 3.95%, 5/1/2042 (b)	140,000	165,259
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025 (b)	340,000	336,073
1.60%, 8/15/2030	325,000	307,931
2.65%, 11/15/2022	235,000	241,742
2.88%, 6/15/2024	163,000	172,901
Puget Energy, Inc.:
4.10%, 6/15/2030	155,000	173,846
5.63%, 7/15/2022	138,000	143,392

See accompanying notes to financial statements.
63

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	$ 256,000	$ 272,317
4.22%, 6/15/2048	165,000	202,323
5.64%, 4/15/2041	106,000	146,080
6.27%, 3/15/2037	136,000	191,122
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	316,000	382,799
4.50%, 8/15/2040	128,000	158,633
6.00%, 6/1/2039	150,000	210,935
Series RRR, 3.75%, 6/1/2047	517,000	590,890
Series VVV, 1.70%, 10/1/2030	196,500	189,947
Sempra Energy:
2.90%, 2/1/2023	279,000	288,896
3.40%, 2/1/2028	411,000	451,603
3.80%, 2/1/2038	275,000	306,757
4.00%, 2/1/2048	185,000	207,455
Sierra Pacific Power Co. 2.60%, 5/1/2026	220,000	233,820
South Carolina Electric & Gas Co. 5.45%, 2/1/2041 (b)	256,000	350,833
Southern California Edison Co.:
0.70%, 4/3/2023	75,000	75,095
1.10%, 4/1/2024	190,000	191,366
2.25%, 6/1/2030	413,000	407,590
2.85%, 8/1/2029	250,000	259,590
3.65%, 2/1/2050 (b)	208,000	208,528
4.00%, 4/1/2047	93,000	97,929
4.50%, 9/1/2040	300,000	345,039
4.65%, 10/1/2043	248,000	285,183
5.50%, 3/15/2040	275,000	344,360
5.63%, 2/1/2036	211,000	268,928
6.00%, 1/15/2034	130,000	168,955
6.05%, 3/15/2039	543,000	723,319
Series 05-E, 5.35%, 7/15/2035	340,000	424,718
Series 06-E, 5.55%, 1/15/2037 (b)	100,000	124,948
Series 13-A, 3.90%, 3/15/2043	460,000	482,361
Series 20A, 2.95%, 2/1/2051	175,000	159,511
Series B, 3.65%, 3/1/2028	175,000	192,425
Series B, 4.88%, 3/1/2049	310,000	368,819
Series C, 4.13%, 3/1/2048	369,000	394,705
Series D, 3.40%, 6/1/2023	195,000	204,840
Series E, 3.70%, 8/1/2025	110,000	119,877
Southern Co.:
3.25%, 7/1/2026	1,012,000	1,097,868
4.25%, 7/1/2036	1,368,000	1,586,812
4.40%, 7/1/2046	100,000	117,320
Security Description	Principal Amount	Value
Series 2021-A, 5 year CMT + 2.915%, 3.75%, 9/15/2051 (c)	$ 175,000	$ 177,147
Series 21-A, 0.60%, 2/26/2024 (b)	306,000	305,409
Series 21-B, 1.75%, 3/15/2028	310,000	306,925
Southern Power Co.:
0.90%, 1/15/2026	80,000	78,630
4.15%, 12/1/2025	244,000	273,319
Southwestern Electric Power Co.:
6.20%, 3/15/2040	260,000	363,535
Series J, 3.90%, 4/1/2045	660,000	724,865
Series K, 2.75%, 10/1/2026	226,000	239,698
Series L, 3.85%, 2/1/2048	100,000	109,957
Series N, 1.65%, 3/15/2026	250,000	253,303
Southwestern Public Service Co.:
3.40%, 8/15/2046	165,000	177,326
3.75%, 6/15/2049	300,000	346,728
4.50%, 8/15/2041	350,000	431,665
6.00%, 10/1/2036	50,000	64,993
Series 6, 4.40%, 11/15/2048	190,000	238,194
Series 8, 3.15%, 5/1/2050	350,000	367,395
Tampa Electric Co.:
2.40%, 3/15/2031	55,000	56,341
3.45%, 3/15/2051	65,000	71,342
4.10%, 6/15/2042	75,000	87,557
4.30%, 6/15/2048	130,000	159,354
4.45%, 6/15/2049	203,000	257,185
Tucson Electric Power Co.:
1.50%, 8/1/2030	460,000	437,635
4.85%, 12/1/2048	100,000	130,660
Union Electric Co.:
2.95%, 6/15/2027	218,000	235,536
3.25%, 10/1/2049	450,000	479,812
3.50%, 3/15/2029	114,000	126,974
3.65%, 4/15/2045	90,000	101,635
3.90%, 9/15/2042	295,000	338,138
Virginia Electric & Power Co.:
2.45%, 12/15/2050	265,000	244,084
Series A, 2.88%, 7/15/2029	155,000	166,999
Series A, 3.15%, 1/15/2026	506,000	550,842
Series B, 3.80%, 9/15/2047	220,000	252,195
Series B, 4.20%, 5/15/2045	150,000	179,585
Series C, 2.75%, 3/15/2023	270,000	279,315

See accompanying notes to financial statements.
64

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series C, 4.00%, 11/15/2046	$ 110,000	$ 129,319
WEC Energy Group, Inc.:
0.55%, 9/15/2023	200,000	200,082
0.80%, 3/15/2024	225,000	225,583
1.38%, 10/15/2027	215,000	210,156
1.80%, 10/15/2030	115,000	110,091
Wisconsin Electric Power Co. 2.05%, 12/15/2024	400,000	418,352
Wisconsin Power & Light Co.:
3.00%, 7/1/2029 (b)	100,000	108,143
3.05%, 10/15/2027	200,000	216,404
3.65%, 4/1/2050	335,000	379,451
Wisconsin Public Service Corp. 3.67%, 12/1/2042	135,000	153,216
Xcel Energy, Inc.:
0.50%, 10/15/2023	200,000	199,968
2.60%, 12/1/2029	200,000	208,588
3.40%, 6/1/2030	150,000	164,820
3.50%, 12/1/2049	165,000	178,365
4.00%, 6/15/2028	109,000	124,020
		129,265,324
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	100,000	99,146
Emerson Electric Co.:
0.88%, 10/15/2026 (b)	411,000	405,234
1.80%, 10/15/2027 (b)	170,000	174,082
1.95%, 10/15/2030	350,000	353,920
2.75%, 10/15/2050	110,000	109,992
		1,142,374
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	195,000	193,054
2.30%, 3/12/2031	250,000	250,167
2.75%, 9/15/2029 (b)	155,000	162,589
3.05%, 9/22/2026	198,000	213,769
Allegion PLC 3.50%, 10/1/2029 (b)	100,000	108,657
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	157,000	167,045
3.55%, 10/1/2027	92,000	99,820
Amphenol Corp.:
2.80%, 2/15/2030	100,000	105,838
3.20%, 4/1/2024	100,000	106,021
4.35%, 6/1/2029	443,000	519,635
Arrow Electronics, Inc.:
3.25%, 9/8/2024	227,000	241,623
3.88%, 1/12/2028	139,000	155,698
Avnet, Inc. 4.88%, 12/1/2022	186,000	196,686
Flex, Ltd.:
3.75%, 2/1/2026	225,000	245,173
Security Description	Principal Amount	Value
4.75%, 6/15/2025	$ 100,000	$ 111,515
4.88%, 6/15/2029	228,000	263,358
4.88%, 5/12/2030	310,000	359,687
FLIR Systems, Inc. 2.50%, 8/1/2030	85,000	85,439
Fortive Corp. 3.15%, 6/15/2026	180,000	195,563
Honeywell International, Inc.:
0.48%, 8/19/2022	631,000	631,145
1.35%, 6/1/2025	205,000	208,959
1.95%, 6/1/2030	345,000	350,523
2.15%, 8/8/2022	157,000	159,989
2.30%, 8/15/2024	200,000	210,040
2.50%, 11/1/2026	209,000	222,719
2.70%, 8/15/2029	196,000	210,286
3.81%, 11/21/2047	450,000	537,714
5.70%, 3/15/2037	227,000	315,031
Hubbell, Inc.:
2.30%, 3/15/2031	290,000	291,143
3.15%, 8/15/2027	140,000	150,223
Jabil, Inc.:
3.00%, 1/15/2031 (b)	240,000	246,890
3.60%, 1/15/2030	268,000	290,158
3.95%, 1/12/2028	109,000	121,200
Keysight Technologies, Inc. 3.00%, 10/30/2029	268,000	283,485
Roper Technologies, Inc.:
1.00%, 9/15/2025	210,000	208,687
1.40%, 9/15/2027 (b)	350,000	344,582
2.00%, 6/30/2030	193,000	190,294
2.95%, 9/15/2029	477,000	510,128
Trimble, Inc. 4.75%, 12/1/2024	642,000	713,962
Tyco Electronics Group SA:
3.13%, 8/15/2027	289,000	311,765
3.70%, 2/15/2026	148,000	162,291
Vontier Corp.:
1.80%, 4/1/2026 (f)	300,000	299,028
2.40%, 4/1/2028 (f)	265,000	263,068
2.95%, 4/1/2031 (f)	290,000	291,122
		11,305,769
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
0.88%, 11/15/2025	110,000	109,077
1.45%, 2/15/2031	200,000	187,510
1.75%, 2/15/2032 (b)	176,000	167,695
2.30%, 3/1/2030	227,000	230,598
2.50%, 8/15/2024	337,000	353,988
2.90%, 7/1/2026	112,000	120,092
3.05%, 3/1/2050	222,000	226,624
3.20%, 3/15/2025	125,000	134,435
3.38%, 11/15/2027	255,000	280,235
3.95%, 5/15/2028	47,000	53,442
4.75%, 5/15/2023	119,000	127,401

See accompanying notes to financial statements.
65

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Waste Connections, Inc.:
2.60%, 2/1/2030	$ 200,000	$ 206,858
3.50%, 5/1/2029 (b)	210,000	231,336
4.25%, 12/1/2028	280,000	323,982
Waste Management, Inc.:
0.75%, 11/15/2025	130,000	128,856
1.15%, 3/15/2028	227,000	219,829
1.50%, 3/15/2031	284,000	268,780
2.00%, 6/1/2029	175,000	176,703
2.50%, 11/15/2050 (b)	52,000	48,488
2.90%, 9/15/2022	141,000	144,400
3.15%, 11/15/2027	208,000	227,621
		3,967,950
FOOD — 0.3%
Campbell Soup Co.:
3.30%, 3/19/2025	208,000	224,124
3.95%, 3/15/2025	309,000	340,620
4.80%, 3/15/2048	417,000	514,094
Conagra Brands, Inc.:
3.20%, 1/25/2023	90,000	93,128
4.30%, 5/1/2024	588,000	645,212
4.60%, 11/1/2025	302,000	343,259
4.85%, 11/1/2028	242,000	288,261
5.40%, 11/1/2048 (b)	200,000	267,326
7.00%, 10/1/2028	133,000	176,740
8.25%, 9/15/2030	200,000	296,904
Flowers Foods, Inc.:
2.40%, 3/15/2031 (b)	60,000	60,118
3.50%, 10/1/2026 (b)	306,000	333,519
General Mills, Inc.:
2.88%, 4/15/2030 (b)	146,000	154,811
3.20%, 2/10/2027	275,000	299,678
3.70%, 10/17/2023	361,000	386,263
4.00%, 4/17/2025	655,000	725,465
4.20%, 4/17/2028	336,000	387,425
Hershey Co 3.13%, 11/15/2049	350,000	373,138
Hershey Co.:
0.90%, 6/1/2025	160,000	160,472
1.70%, 6/1/2030	175,000	174,037
2.05%, 11/15/2024	255,000	266,251
2.65%, 6/1/2050	120,000	117,995
3.38%, 8/15/2046	75,000	83,254
Hormel Foods Corp.:
0.65%, 6/3/2024 (d)	85,000	85,163
1.70%, 6/3/2028 (d)	180,000	180,986
1.80%, 6/11/2030	140,000	138,988
3.05%, 6/3/2051 (d)	265,000	275,846
Ingredion, Inc.:
2.90%, 6/1/2030	250,000	262,035
3.90%, 6/1/2050	175,000	196,465
JM Smucker Co.:
2.38%, 3/15/2030 (b)	95,000	96,854
3.38%, 12/15/2027 (b)	195,000	213,876
3.50%, 3/15/2025	267,000	290,843
Security Description	Principal Amount	Value
3.55%, 3/15/2050	$ 75,000	$ 80,885
4.25%, 3/15/2035	165,000	193,258
4.38%, 3/15/2045	25,000	29,958
Kellogg Co.:
2.10%, 6/1/2030 (b)	125,000	125,680
2.65%, 12/1/2023	100,000	104,995
3.25%, 4/1/2026	152,000	165,954
3.40%, 11/15/2027	607,000	668,289
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040 (b)	196,000	268,542
Kroger Co.:
1.70%, 1/15/2031 (b)	280,000	268,514
2.20%, 5/1/2030	340,000	341,948
2.65%, 10/15/2026	258,000	273,844
3.70%, 8/1/2027	308,000	342,866
3.88%, 10/15/2046	415,000	458,181
4.45%, 2/1/2047	214,000	255,773
4.65%, 1/15/2048	240,000	294,238
5.40%, 7/15/2040	129,000	169,483
5.40%, 1/15/2049	119,000	162,228
6.90%, 4/15/2038	149,000	219,858
McCormick & Co., Inc.:
0.90%, 2/15/2026	115,000	113,015
1.85%, 2/15/2031	85,000	82,175
2.50%, 4/15/2030	350,000	359,537
2.70%, 8/15/2022	140,000	143,298
3.15%, 8/15/2024	100,000	106,661
3.40%, 8/15/2027	123,000	135,548
4.20%, 8/15/2047	200,000	240,796
Mondelez International, Inc.:
0.63%, 7/1/2022	178,000	178,584
1.50%, 5/4/2025	395,000	401,672
1.50%, 2/4/2031	105,000	99,458
1.88%, 10/15/2032 (b)	155,000	149,921
2.63%, 9/4/2050	275,000	256,041
2.75%, 4/13/2030	610,000	642,092
Sysco Corp.:
3.25%, 7/15/2027	154,000	166,990
3.30%, 2/15/2050	135,000	135,482
3.75%, 10/1/2025	384,000	422,438
4.45%, 3/15/2048	300,000	358,245
4.50%, 4/1/2046	263,000	311,513
4.85%, 10/1/2045	299,000	373,062
5.38%, 9/21/2035	399,000	516,980
6.60%, 4/1/2050	205,000	318,576
Tyson Foods, Inc.:
3.55%, 6/2/2027 (b)	830,000	918,453
3.90%, 9/28/2023	225,000	241,074
3.95%, 8/15/2024	150,000	163,190
4.00%, 3/1/2026	182,000	202,899
4.55%, 6/2/2047	222,000	271,302
4.88%, 8/15/2034	135,000	167,867
5.15%, 8/15/2044	102,000	131,969
		20,486,482

See accompanying notes to financial statements.
66

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	$ 471,000	$ 507,196
4.50%, 8/1/2024	392,000	422,631
Fibria Overseas Finance, Ltd.:
5.25%, 5/12/2024	135,000	151,066
5.50%, 1/17/2027	250,000	290,753
International Paper Co.:
3.80%, 1/15/2026	124,000	137,815
4.80%, 6/15/2044	297,000	378,684
5.15%, 5/15/2046	465,000	622,579
6.00%, 11/15/2041	89,000	126,910
Suzano Austria GmbH:
3.75%, 1/15/2031	250,000	261,758
5.00%, 1/15/2030	467,000	528,831
6.00%, 1/15/2029	625,000	744,000
		4,172,223
GAS — 0.2%
Atmos Energy Corp.:
0.63%, 3/9/2023	185,000	185,050
1.50%, 1/15/2031	400,000	379,284
3.00%, 6/15/2027	251,000	271,394
3.38%, 9/15/2049	131,000	140,989
4.13%, 10/15/2044	241,000	283,717
4.13%, 3/15/2049	228,000	274,692
4.15%, 1/15/2043	108,000	126,460
5.50%, 6/15/2041	200,000	268,330
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	425,000	425,026
3.55%, 4/1/2023	163,000	171,207
National Fuel Gas Co.:
2.95%, 3/1/2031	170,000	171,476
3.75%, 3/1/2023	147,000	153,350
5.20%, 7/15/2025	50,000	56,326
5.50%, 1/15/2026	370,000	428,486
NiSource, Inc.:
0.95%, 8/15/2025	380,000	377,131
1.70%, 2/15/2031 (b)	200,000	189,416
3.49%, 5/15/2027	246,000	270,634
3.60%, 5/1/2030	225,000	249,100
4.38%, 5/15/2047	467,000	558,616
4.80%, 2/15/2044	497,000	616,295
5.65%, 2/1/2045	370,000	506,870
ONE Gas, Inc.:
0.85%, 3/11/2023	163,000	163,086
1.10%, 3/11/2024	400,000	400,496
4.50%, 11/1/2048	240,000	287,431
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	240,000	243,146
3.50%, 6/1/2029	408,000	449,265
3.64%, 11/1/2046	450,000	485,613
Security Description	Principal Amount	Value
Southern California Gas Co.:
3.75%, 9/15/2042	$ 200,000	$ 225,056
Series UU, 4.13%, 6/1/2048	590,000	708,667
Series VV, 4.30%, 1/15/2049	400,000	499,552
Series WW, 3.95%, 2/15/2050	253,000	299,970
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	280,000	291,032
5.88%, 3/15/2041	125,000	173,128
Series 20-A, 1.75%, 1/15/2031	125,000	118,816
Southwest Gas Corp.:
2.20%, 6/15/2030 (b)	104,000	104,032
3.70%, 4/1/2028	250,000	277,965
3.80%, 9/29/2046	110,000	118,087
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	157,000	178,569
Series MTN, 3.65%, 9/15/2049	300,000	336,909
		11,464,669
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc.:
2.80%, 3/1/2031	155,000	156,449
4.63%, 6/15/2028	289,000	328,220
Snap-on, Inc.:
3.10%, 5/1/2050	181,000	191,685
4.10%, 3/1/2048	270,000	331,239
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	304,000	315,561
2.75%, 11/15/2050	265,000	258,486
3.40%, 3/1/2026	405,000	445,435
		2,027,075
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028	321,000	314,638
1.40%, 6/30/2030 (b)	126,000	121,877
2.95%, 3/15/2025	469,000	503,870
3.40%, 11/30/2023	240,000	255,809
3.75%, 11/30/2026	349,000	394,775
3.88%, 9/15/2025	67,000	74,767
4.75%, 11/30/2036	341,000	439,164
4.75%, 4/15/2043	300,000	397,248
4.90%, 11/30/2046	572,000	780,608
5.30%, 5/27/2040	250,000	346,832
6.00%, 4/1/2039	219,000	320,802
Baxter International, Inc.:
1.73%, 4/1/2031	90,000	87,609
2.60%, 8/15/2026	286,000	304,267
3.50%, 8/15/2046	155,000	172,932

See accompanying notes to financial statements.
67

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Boston Scientific Corp.:
1.90%, 6/1/2025	$ 100,000	$ 103,183
2.65%, 6/1/2030	520,000	537,576
3.45%, 3/1/2024	258,000	275,505
3.75%, 3/1/2026	446,000	495,158
4.00%, 3/1/2029	142,000	161,599
4.55%, 3/1/2039	120,000	146,555
7.00%, 11/15/2035	345,000	487,571
Danaher Corp.:
3.35%, 9/15/2025	70,000	76,585
4.38%, 9/15/2045	126,000	157,514
Dentsply Sirona, Inc. 3.25%, 6/1/2030	125,000	133,778
DH Europe Finance II Sarl:
2.20%, 11/15/2024	228,000	238,075
2.60%, 11/15/2029	583,000	610,448
3.25%, 11/15/2039	500,000	536,315
Edwards Lifesciences Corp. 4.30%, 6/15/2028	245,000	284,126
Koninklijke Philips NV:
5.00%, 3/15/2042	144,000	191,501
6.88%, 3/11/2038	170,000	258,930
Medtronic Global Holdings SCA 3.35%, 4/1/2027	297,000	327,068
Medtronic, Inc.:
4.38%, 3/15/2035	250,000	311,147
4.63%, 3/15/2045	970,000	1,272,388
PerkinElmer, Inc.:
2.55%, 3/15/2031	210,000	215,521
3.30%, 9/15/2029 (b)	263,000	284,574
Smith & Nephew PLC 2.03%, 10/14/2030 (b)	229,000	224,381
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	150,000	152,915
3.75%, 3/15/2051	160,000	169,938
Stryker Corp.:
0.60%, 12/1/2023	210,000	209,956
1.15%, 6/15/2025	225,000	226,247
1.95%, 6/15/2030	203,000	200,791
2.90%, 6/15/2050	100,000	100,454
3.38%, 5/15/2024	500,000	536,300
3.50%, 3/15/2026	306,000	337,111
4.10%, 4/1/2043	250,000	293,055
4.63%, 3/15/2046	460,000	589,025
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	493,000	517,793
3.20%, 8/15/2027	484,000	528,455
4.50%, 3/25/2030	414,000	492,979
5.30%, 2/1/2044	175,000	243,247
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	477,000	517,602
3.70%, 3/19/2023	200,000	210,240
Security Description	Principal Amount	Value
4.45%, 8/15/2045	$ 220,000	$ 260,423
		17,431,227
HEALTH CARE SERVICES — 0.8%
Adventist Health System:
2.95%, 3/1/2029	100,000	105,415
3.63%, 3/1/2049	310,000	338,858
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	209,000	230,650
4.27%, 8/15/2048	120,000	151,308
Series 2020, 3.01%, 6/15/2050	112,000	115,488
Aetna, Inc.:
2.75%, 11/15/2022	271,000	278,328
2.80%, 6/15/2023	400,000	416,336
3.88%, 8/15/2047	325,000	365,076
4.13%, 11/15/2042	147,000	168,443
4.50%, 5/15/2042	171,000	204,737
4.75%, 3/15/2044	255,000	316,037
6.63%, 6/15/2036	190,000	276,828
AHS Hospital Corp.:
5.02%, 7/1/2045	75,000	102,738
Series 2021, 2.78%, 7/1/2051 (b)	150,000	147,602
Allina Health System Series 2019, 3.89%, 4/15/2049	200,000	231,336
Anthem, Inc.:
0.45%, 3/15/2023	240,000	240,262
1.50%, 3/15/2026 (b)	490,000	495,978
2.25%, 5/15/2030	250,000	252,170
2.55%, 3/15/2031	415,000	428,060
2.88%, 9/15/2029	843,000	896,910
2.95%, 12/1/2022	292,000	301,916
3.13%, 5/15/2050	225,000	230,157
3.30%, 1/15/2023	375,000	391,260
3.50%, 8/15/2024	241,000	259,480
3.60%, 3/15/2051	235,000	258,246
3.65%, 12/1/2027	379,000	424,029
4.10%, 3/1/2028	220,000	251,755
4.55%, 3/1/2048	160,000	200,544
4.63%, 5/15/2042	335,000	416,881
4.65%, 1/15/2043	188,000	234,645
4.65%, 8/15/2044	165,000	206,644
5.10%, 1/15/2044	200,000	263,318
Ascension Health:
3.95%, 11/15/2046	390,000	475,901
Series B, 2.53%, 11/15/2029	217,000	228,870
Series B, 3.11%, 11/15/2039	210,000	224,475
Banner Health:
1.90%, 1/1/2031	75,000	73,901
2.34%, 1/1/2030	150,000	153,426
2.91%, 1/1/2051	150,000	151,863

See accompanying notes to financial statements.
68

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series 2020, 3.18%, 1/1/2050	$ 250,000	$ 265,082
Baylor Scott & White Holdings:
4.19%, 11/15/2045	365,000	449,618
Series 2021, 1.78%, 11/15/2030	25,000	24,502
Series 2021, 2.84%, 11/15/2050	140,000	140,440
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031	125,000	124,134
Series 20-2, 3.21%, 6/1/2050	60,000	62,206
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	250,000	255,572
Children's Health System of Texas 2.51%, 8/15/2050	262,000	243,367
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	105,000	99,743
Series 2020, 2.93%, 7/15/2050 (b)	135,000	132,994
Children's Hospital Medical Center 4.27%, 5/15/2044	250,000	314,390
Cigna Holding Co. 5.38%, 2/15/2042	125,000	153,891
CommonSpirit Health:
1.55%, 10/1/2025	104,000	104,911
2.78%, 10/1/2030	85,000	88,448
3.35%, 10/1/2029	613,000	664,308
3.91%, 10/1/2050	175,000	193,286
4.19%, 10/1/2049	317,000	364,059
4.35%, 11/1/2042	197,000	230,228
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	250,000	248,807
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	135,000	146,335
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	117,767
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	300,000	342,774
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	190,000	233,620
Security Description	Principal Amount	Value
Series 2020, 2.68%, 9/1/2041	$ 300,000	$ 293,475
Series 2020, 2.88%, 9/1/2050	150,000	148,269
Hartford HealthCare Corp. 3.45%, 7/1/2054	170,000	178,568
HCA, Inc.:
4.13%, 6/15/2029	389,000	438,668
4.50%, 2/15/2027	260,000	293,969
4.75%, 5/1/2023	622,000	666,734
5.00%, 3/15/2024	363,000	401,213
5.13%, 6/15/2039	357,000	445,775
5.25%, 6/15/2026	364,700	421,874
5.25%, 6/15/2049	447,000	570,542
5.50%, 6/15/2047	586,000	763,118
Humana, Inc.:
3.13%, 8/15/2029	173,000	186,279
3.15%, 12/1/2022	447,000	460,870
3.85%, 10/1/2024	125,000	135,720
3.95%, 3/15/2027	191,000	214,105
3.95%, 8/15/2049 (b)	145,000	166,328
4.95%, 10/1/2044	322,000	415,963
IHC Health Services, Inc. 4.13%, 5/15/2048 (b)	85,000	105,762
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	311,000	373,750
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	165,000	185,777
Iowa Health System Series 2020, 3.67%, 2/15/2050	123,000	136,897
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	210,000	248,592
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	155,000	169,748
4.15%, 5/1/2047	247,000	307,656
Series 2019, 3.27%, 11/1/2049	255,000	277,004
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	215,000	215,017
3.25%, 9/1/2024	240,000	256,915
3.60%, 2/1/2025	475,000	513,921
4.70%, 2/1/2045	215,000	258,279
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	250,000	308,695
Series 2017, 3.77%, 7/1/2048	70,000	81,433
Series 2020, 3.19%, 7/1/2049	150,000	158,309
Series 2020, 3.34%, 7/1/2060	305,000	335,445

See accompanying notes to financial statements.
69

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Mayo Clinic:
Series 2016, 4.13%, 11/15/2052	$ 173,000	$ 217,701
Series 2021, 3.20%, 11/15/2061	300,000	323,004
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	305,000	379,780
Memorial Sloan-Kettering Cancer Center:
5.00%, 7/1/2042	100,000	136,072
Series 2015, 4.20%, 7/1/2055	264,000	336,840
Series 2020, 2.96%, 1/1/2050	160,000	163,602
Methodist Hospital Series 20A, 2.71%, 12/1/2050	165,000	159,923
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	155,000	187,254
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	135,000	150,822
MultiCare Health System 2.80%, 8/15/2050	165,000	162,806
New York and Presbyterian Hospital:
2.26%, 8/1/2040	125,000	117,615
2.61%, 8/1/2060	155,000	144,169
4.02%, 8/1/2045	155,000	191,224
Series 2019, 3.95%, 8/1/2119	170,000	200,532
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	132,000	146,816
4.26%, 11/1/2047	330,000	390,291
NYU Langone Hospitals:
4.37%, 7/1/2047	165,000	196,381
4.78%, 7/1/2044	243,000	311,786
Series 2020, 3.38%, 7/1/2055	170,000	179,427
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	225,000	234,315
Orlando Health Obligated Group:
3.33%, 10/1/2050	100,000	106,836
4.09%, 10/1/2048	201,000	243,379
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	324,000	432,624
Series 2020, 1.38%, 11/15/2025	65,000	65,573
Series 2020, 3.22%, 11/15/2050	65,000	67,493
Security Description	Principal Amount	Value
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	$ 244,000	$ 255,771
Series A, 3.93%, 10/1/2048	70,000	81,237
Series H, 2.75%, 10/1/2026	55,000	58,682
Series I, 3.74%, 10/1/2047	50,000	57,112
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	550,000	574,651
3.45%, 6/1/2026	107,000	117,470
4.20%, 6/30/2029	126,000	145,337
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049 (b)	100,000	111,272
3.95%, 7/1/2046	90,000	105,621
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	375,000	367,871
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	300,000	289,878
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	110,708
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	136,000	142,939
Stanford Health Care Series 2018, 3.80%, 11/15/2048	115,000	135,457
Sutter Health:
Series 20A, 1.32%, 8/15/2025	190,000	191,718
Series 20A, 2.29%, 8/15/2030	155,000	156,454
Series 20A, 3.16%, 8/15/2040	200,000	209,496
Series 20A, 3.36%, 8/15/2050	210,000	223,108
Texas Health Resources 2.33%, 11/15/2050	155,000	140,636
Toledo Hospital 5.75%, 11/15/2038 (g)	221,000	266,696
Trinity Health Corp.:
4.13%, 12/1/2045	37,000	45,608
Series 2019, 3.43%, 12/1/2048	35,000	38,045
Series 2021, 2.63%, 12/1/2040	60,000	59,130
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	500,000	500,340
1.25%, 1/15/2026 (b)	140,000	141,201
2.00%, 5/15/2030 (b)	195,000	196,617
2.30%, 5/15/2031	500,000	512,065
2.75%, 5/15/2040	470,000	475,616

See accompanying notes to financial statements.
70

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.88%, 3/15/2023	$ 428,000	$ 446,447
2.88%, 8/15/2029	541,000	583,523
2.90%, 5/15/2050	300,000	302,535
2.95%, 10/15/2027	258,000	280,854
3.10%, 3/15/2026	822,000	896,276
3.25%, 5/15/2051	550,000	587,999
3.35%, 7/15/2022	485,000	500,418
3.38%, 4/15/2027	408,000	453,015
3.45%, 1/15/2027	508,000	563,844
3.50%, 8/15/2039	772,000	861,799
3.70%, 12/15/2025	126,000	140,288
3.70%, 8/15/2049	133,000	152,583
3.75%, 10/15/2047	405,000	466,831
3.85%, 6/15/2028	511,000	587,073
3.88%, 12/15/2028	239,000	275,218
3.88%, 8/15/2059	315,000	373,111
4.20%, 1/15/2047	231,000	282,324
4.25%, 3/15/2043	200,000	245,166
4.25%, 4/15/2047	406,000	499,262
4.25%, 6/15/2048	25,000	30,943
4.45%, 12/15/2048	605,000	774,291
4.63%, 7/15/2035	371,000	469,753
5.80%, 3/15/2036	258,000	364,030
6.88%, 2/15/2038	212,000	328,922
Universal Health Services, Inc. 2.65%, 10/15/2030 (f)	210,000	211,033
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	100,000	100,189
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	140,000	179,777
Series 2021, 3.07%, 3/1/2051	205,000	202,263
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	106,163
		47,867,954
HOME BUILDERS — 0.1%
D.R.Horton, Inc. 1.40%, 10/15/2027 (b)	400,000	391,840
DR Horton, Inc.:
2.50%, 10/15/2024	415,000	435,215
4.75%, 2/15/2023	230,000	243,128
Lennar Corp.:
4.50%, 4/30/2024	275,000	300,908
4.75%, 11/15/2022	221,000	231,204
4.75%, 11/29/2027 (b)	300,000	346,662
5.00%, 6/15/2027	150,000	173,610
5.88%, 11/15/2024	130,000	147,759
MDC Holdings, Inc. 6.00%, 1/15/2043	300,000	386,853
Security Description	Principal Amount	Value
NVR, Inc. 3.00%, 5/15/2030 (b)	$ 420,000	$ 445,082
PulteGroup, Inc.:
5.00%, 1/15/2027 (b)	50,000	58,428
6.00%, 2/15/2035	276,000	361,748
		3,522,437
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	312,000	339,696
4.40%, 3/15/2029	215,000	246,046
Whirlpool Corp.:
3.70%, 5/1/2025	207,000	226,462
4.00%, 3/1/2024 (b)	60,000	65,203
4.60%, 5/15/2050	200,000	248,112
4.75%, 2/26/2029	218,000	258,444
		1,383,963
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp.:
2.65%, 4/30/2030	151,000	155,415
4.88%, 12/6/2028	150,000	178,788
Church & Dwight Co., Inc.:
3.15%, 8/1/2027 (b)	100,000	109,120
3.95%, 8/1/2047	200,000	234,558
Clorox Co.:
1.80%, 5/15/2030	140,000	137,690
3.50%, 12/15/2024	166,000	180,450
3.90%, 5/15/2028	100,000	113,910
Kimberly-Clark Corp.:
1.05%, 9/15/2027	222,000	217,189
2.75%, 2/15/2026	69,000	74,881
2.88%, 2/7/2050 (b)	115,000	118,652
3.05%, 8/15/2025	200,000	216,330
3.20%, 4/25/2029	301,000	333,406
3.95%, 11/1/2028	90,000	104,151
6.63%, 8/1/2037	236,000	367,313
		2,541,853
INSURANCE — 0.8%
Aflac, Inc.:
1.13%, 3/15/2026 (b)	205,000	205,433
3.25%, 3/17/2025	135,000	146,240
4.75%, 1/15/2049	435,000	572,556
Alleghany Corp. 3.63%, 5/15/2030	150,000	165,510
Allstate Corp.:
0.75%, 12/15/2025	301,000	298,372
1.45%, 12/15/2030 (b)	200,000	191,190
3.28%, 12/15/2026	230,000	253,989
3.85%, 8/10/2049	100,000	118,823
4.50%, 6/15/2043	100,000	125,953
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	355,000	468,650

See accompanying notes to financial statements.
71

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	$ 262,000	$ 284,383
American Financial Group, Inc. 4.50%, 6/15/2047	155,000	185,569
American International Group, Inc.:
2.50%, 6/30/2025	350,000	369,233
3.40%, 6/30/2030	389,000	426,686
3.75%, 7/10/2025	252,000	277,525
3.88%, 1/15/2035	255,000	288,229
4.13%, 2/15/2024	566,000	616,272
4.20%, 4/1/2028	265,000	304,477
4.25%, 3/15/2029	283,000	326,636
4.38%, 6/30/2050	243,000	295,923
4.38%, 1/15/2055	455,000	552,934
4.50%, 7/16/2044	245,000	297,388
4.70%, 7/10/2035	238,000	288,232
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (b) (c)	450,000	649,363
Aon Corp.:
2.80%, 5/15/2030	285,000	299,831
3.75%, 5/2/2029	229,000	257,714
4.50%, 12/15/2028	311,000	363,637
6.25%, 9/30/2040	323,000	465,944
8.21%, 1/1/2027	120,000	157,393
Aon PLC:
3.50%, 6/14/2024	170,000	182,816
4.00%, 11/27/2023	105,000	112,645
4.60%, 6/14/2044	171,000	213,718
Arch Capital Finance LLC 4.01%, 12/15/2026	144,000	162,876
Arch Capital Group US, Inc. 5.14%, 11/1/2043	325,000	427,797
Arch Capital Group, Ltd. 3.64%, 6/30/2050	185,000	199,787
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	375,000	407,557
Assurant, Inc.:
3.70%, 2/22/2030	78,000	84,731
4.00%, 3/15/2023	100,000	105,760
4.20%, 9/27/2023 (b)	120,000	128,886
4.90%, 3/27/2028	208,000	242,416
Assured Guaranty US Holdings, Inc. 3.15%, 6/15/2031	175,000	181,794
Athene Holding, Ltd.:
3.50%, 1/15/2031	255,000	272,139
3.95%, 5/25/2051	175,000	187,353
4.13%, 1/12/2028	217,000	242,519
AXA SA 8.60%, 12/15/2030	231,000	350,787
Security Description	Principal Amount	Value
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	$ 139,000	$ 153,172
5 year CMT + 3.19%, 4.90%, 1/15/2040 (b) (c)	100,000	105,647
AXIS Specialty Finance PLC 4.00%, 12/6/2027	149,000	165,111
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	266,000	268,692
2.50%, 1/15/2051 (b)	291,000	272,292
2.85%, 10/15/2050	555,000	553,296
4.20%, 8/15/2048	410,000	506,211
4.25%, 1/15/2049	664,000	824,635
4.40%, 5/15/2042	439,000	551,419
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	463,000	480,460
3.13%, 3/15/2026	710,000	776,186
4.50%, 2/11/2043	245,000	313,642
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	349,000	381,021
4.70%, 6/22/2047	216,000	239,751
5.63%, 5/15/2030	185,000	225,167
Brown & Brown, Inc.:
2.38%, 3/15/2031	440,000	439,908
4.50%, 3/15/2029	142,000	163,084
Chubb Corp.:
6.00%, 5/11/2037	362,000	523,173
Series 1, 6.50%, 5/15/2038	100,000	151,389
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	415,000	394,802
2.70%, 3/13/2023	318,000	330,726
2.88%, 11/3/2022	259,000	266,723
3.15%, 3/15/2025	214,000	231,242
3.35%, 5/3/2026	480,000	527,645
Cincinnati Financial Corp. 6.13%, 11/1/2034 (b)	183,000	249,903
CNA Financial Corp.:
2.05%, 8/15/2030 (b)	85,000	83,559
3.45%, 8/15/2027	228,000	249,815
CNO Financial Group, Inc. 5.25%, 5/30/2025	124,000	140,676
Equitable Holdings, Inc.:
3.90%, 4/20/2023	215,000	227,421
4.35%, 4/20/2028	566,000	648,902
5.00%, 4/20/2048	271,000	345,701
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	120,000	128,075
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031 (f)	300,000	313,212
4.63%, 4/29/2030	150,000	171,605
Fidelity National Financial, Inc.:
3.40%, 6/15/2030	150,000	161,568
4.50%, 8/15/2028	212,000	243,912

See accompanying notes to financial statements.
72

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.50%, 9/1/2022	$ 230,000	$ 242,494
First American Financial Corp. 4.00%, 5/15/2030	130,000	144,437
Globe Life, Inc.:
2.15%, 8/15/2030	200,000	197,592
4.55%, 9/15/2028	172,000	201,214
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	70,000	70,328
4.50%, 4/15/2026	50,000	56,697
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	770,000	811,226
4.40%, 3/15/2048	62,000	76,165
Kemper Corp. 4.35%, 2/15/2025	120,000	131,537
Lincoln National Corp.:
3.40%, 1/15/2031 (b)	270,000	297,138
3.63%, 12/12/2026	197,000	218,085
3.80%, 3/1/2028	195,000	218,384
4.00%, 9/1/2023	204,000	219,049
4.38%, 6/15/2050	160,000	192,851
Loews Corp.:
3.20%, 5/15/2030	60,000	65,105
3.75%, 4/1/2026	313,000	348,119
4.13%, 5/15/2043	100,000	118,584
Manulife Financial Corp.:
2.48%, 5/19/2027	155,000	163,674
4.15%, 3/4/2026	676,000	763,535
5.38%, 3/4/2046	315,000	442,172
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	347,000	382,821
Markel Corp.:
3.50%, 11/1/2027 (b)	124,000	136,308
4.30%, 11/1/2047	125,000	147,030
5.00%, 4/5/2046	123,000	158,072
5.00%, 5/20/2049	175,000	226,849
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (b)	210,000	212,785
3.30%, 3/14/2023	100,000	104,395
3.50%, 6/3/2024	420,000	451,828
3.50%, 3/10/2025	117,000	127,200
3.75%, 3/14/2026	239,000	265,649
4.20%, 3/1/2048	305,000	377,233
4.35%, 1/30/2047	220,000	275,640
4.38%, 3/15/2029	200,000	234,594
4.90%, 3/15/2049	325,000	444,083
Mercury General Corp. 4.40%, 3/15/2027	253,000	285,652
MetLife, Inc.:
3.60%, 4/10/2024	215,000	232,544
3.60%, 11/13/2025	212,000	234,243
4.05%, 3/1/2045	352,000	422,615
4.60%, 5/13/2046	128,000	165,213
4.72%, 12/15/2044	695,000	903,208
4.88%, 11/13/2043	265,000	349,355
Security Description	Principal Amount	Value
5.70%, 6/15/2035	$ 566,000	$ 783,655
5.88%, 2/6/2041	189,000	272,685
6.40%, 12/15/2066	301,000	385,798
6.50%, 12/15/2032	100,000	141,920
Series D, 4.37%, 9/15/2023	293,000	317,518
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	210,000	259,606
Old Republic International Corp.:
3.88%, 8/26/2026	100,000	111,828
4.88%, 10/1/2024	185,000	206,682
PartnerRe Finance B LLC 3.70%, 7/2/2029 (b)	308,000	342,564
Principal Financial Group, Inc.:
3.10%, 11/15/2026	163,000	176,379
3.30%, 9/15/2022	358,000	370,258
3.40%, 5/15/2025	90,000	97,583
3.70%, 5/15/2029	119,000	133,699
4.30%, 11/15/2046	176,000	212,925
Progressive Corp.:
4.00%, 3/1/2029	125,000	143,830
4.13%, 4/15/2047	330,000	404,649
4.35%, 4/25/2044	573,000	713,906
Prudential Financial, Inc.:
3.91%, 12/7/2047	471,000	547,175
3.94%, 12/7/2049	150,000	176,027
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	136,000	147,635
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b) (c)	264,000	309,136
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	343,000	379,557
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	332,000	357,378
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	194,000	204,798
5 year CMT + 3.04%, 3.70%, 10/1/2050 (b) (c)	185,000	193,414
Series MTN, 2.10%, 3/10/2030 (b)	151,000	153,806
Series MTN, 3.00%, 3/10/2040	100,000	102,511
Series MTN, 3.50%, 5/15/2024	231,000	250,104
Series MTN, 3.70%, 3/13/2051	274,000	312,379
Series MTN, 3.88%, 3/27/2028 (b)	185,000	211,949

See accompanying notes to financial statements.
73

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 4.35%, 2/25/2050	$ 550,000	$ 689,337
Series MTN, 4.42%, 3/27/2048	230,000	287,100
Series MTN, 4.60%, 5/15/2044	137,000	174,716
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	85,000	90,828
3.90%, 5/15/2029	145,000	162,462
Series MTN, 4.70%, 9/15/2023	115,000	124,935
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	342,000	377,007
Travelers Cos., Inc.:
2.55%, 4/27/2050 (b)	205,000	197,544
4.05%, 3/7/2048	221,000	269,624
4.10%, 3/4/2049	171,000	211,190
4.30%, 8/25/2045	225,000	280,883
4.60%, 8/1/2043 (b)	200,000	262,858
5.35%, 11/1/2040	307,000	428,808
Series MTN, 6.25%, 6/15/2037	230,000	338,622
Unum Group 4.00%, 6/15/2029 (b)	187,000	210,195
Voya Financial, Inc.:
3.65%, 6/15/2026	274,000	303,641
4.80%, 6/15/2046	150,000	189,896
5.70%, 7/15/2043	250,000	343,563
3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	200,000	210,516
W R Berkley Corp. 3.55%, 3/30/2052	250,000	265,725
Willis North America, Inc.:
2.95%, 9/15/2029	238,000	250,321
3.60%, 5/15/2024	396,000	425,862
3.88%, 9/15/2049	138,000	156,111
4.50%, 9/15/2028	190,000	219,876
5.05%, 9/15/2048	100,000	131,082
WR Berkley Corp. 4.75%, 8/1/2044	50,000	62,753
XLIT, Ltd.:
4.45%, 3/31/2025	129,000	144,668
5.50%, 3/31/2045	320,000	435,984
		51,350,573
INTERNET — 0.5%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031	245,000	240,874
2.70%, 2/9/2041	275,000	263,612
3.15%, 2/9/2051	385,000	378,790
3.25%, 2/9/2061	315,000	305,005
3.40%, 12/6/2027	610,000	666,407
3.60%, 11/28/2024	582,000	632,553
4.00%, 12/6/2037	200,000	224,330
Security Description	Principal Amount	Value
4.20%, 12/6/2047	$ 190,000	$ 219,243
4.40%, 12/6/2057	508,000	610,667
4.50%, 11/28/2034	220,000	256,755
Alphabet, Inc.:
0.45%, 8/15/2025	110,000	108,829
0.80%, 8/15/2027	294,000	285,550
1.10%, 8/15/2030 (b)	521,000	494,887
2.05%, 8/15/2050	310,000	274,372
2.25%, 8/15/2060	313,000	277,249
3.38%, 2/25/2024	670,000	720,438
Amazon.com, Inc.:
0.25%, 5/12/2023	1,150,000	1,150,379
0.40%, 6/3/2023	385,000	385,828
0.45%, 5/12/2024	560,000	558,914
0.80%, 6/3/2025	110,000	110,215
1.00%, 5/12/2026 (b)	450,000	450,157
1.20%, 6/3/2027 (b)	194,000	193,001
1.50%, 6/3/2030	261,000	255,749
1.65%, 5/12/2028	450,000	453,627
2.10%, 5/12/2031	510,000	518,583
2.40%, 2/22/2023	827,000	854,084
2.50%, 11/29/2022	50,000	51,321
2.50%, 6/3/2050	261,000	246,517
2.70%, 6/3/2060	255,000	242,974
2.80%, 8/22/2024	836,000	889,738
2.88%, 5/12/2041	450,000	464,575
3.10%, 5/12/2051	450,000	473,040
3.15%, 8/22/2027	856,000	945,709
3.25%, 5/12/2061	450,000	476,383
3.80%, 12/5/2024	501,000	551,190
3.88%, 8/22/2037	730,000	868,999
4.05%, 8/22/2047	656,000	799,802
4.25%, 8/22/2057	949,000	1,214,264
4.80%, 12/5/2034	509,000	655,653
4.95%, 12/5/2044	602,000	817,251
Baidu, Inc.:
2.88%, 7/6/2022	116,000	118,474
3.08%, 4/7/2025	172,000	182,146
3.43%, 4/7/2030	150,000	162,707
3.50%, 11/28/2022	410,000	425,490
3.88%, 9/29/2023	200,000	212,614
4.13%, 6/30/2025 (b)	332,000	366,671
4.38%, 5/14/2024	270,000	294,724
4.38%, 3/29/2028 (b)	100,000	113,726
4.88%, 11/14/2028	365,000	431,799
Booking Holdings, Inc.:
3.55%, 3/15/2028	365,000	406,979
3.60%, 6/1/2026	737,000	817,031
E*TRADE Financial Corp.:
2.95%, 8/24/2022	280,000	287,518
4.50%, 6/20/2028	375,000	434,989
eBay, Inc.:
1.40%, 5/10/2026	102,000	102,265
1.90%, 3/11/2025	176,000	181,995
2.60%, 5/10/2031	130,000	132,302

See accompanying notes to financial statements.
74

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.70%, 3/11/2030	$ 200,000	$ 208,046
2.75%, 1/30/2023	203,000	210,241
3.60%, 6/5/2027 (b)	420,000	466,830
4.00%, 7/15/2042	353,000	395,999
Expedia Group, Inc.:
2.95%, 3/15/2031	185,000	188,219
3.25%, 2/15/2030	408,000	426,242
3.80%, 2/15/2028	136,000	148,156
4.50%, 8/15/2024	107,000	117,197
4.63%, 8/1/2027	115,000	129,939
JD.com, Inc.:
3.38%, 1/14/2030 (b)	165,000	176,235
3.88%, 4/29/2026	313,000	344,801
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029 (b)	169,000	181,793
3.30%, 4/1/2027	351,000	385,303
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (b)	225,000	223,123
2.00%, 9/3/2030 (b)	535,000	515,713
VeriSign, Inc.:
2.70%, 6/15/2031 (d)	245,000	248,641
5.25%, 4/1/2025	173,000	196,435
Weibo Corp.:
3.38%, 7/8/2030 (b)	165,000	169,630
3.50%, 7/5/2024	590,000	622,019
		29,613,506
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
2.15%, 7/15/2026	397,000	394,983
3.25%, 7/15/2025	175,000	184,135
3.50%, 2/10/2023 (b)	200,000	207,598
3.88%, 1/15/2026	475,000	509,181
4.20%, 6/10/2024	558,000	599,761
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	235,000	240,696
Blackstone Secured Lending Fund 3.65%, 7/14/2023 (f)	247,000	257,394
Blackstone/GSO Secured Lending Fund 2.75%, 9/16/2026 (f)	265,000	268,628
FS KKR Capital Corp.:
3.40%, 1/15/2026	271,000	280,301
4.13%, 2/1/2025 (b)	350,000	372,316
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	215,000	222,048
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	255,000	256,311
3.38%, 4/15/2024	300,000	313,293
Main Street Capital Corp. 3.00%, 7/14/2026	210,000	215,678
Security Description	Principal Amount	Value
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025 (b)	$ 55,000	$ 57,673
Owl Rock Capital Corp.:
2.63%, 1/15/2027	100,000	100,296
3.40%, 7/15/2026	250,000	260,712
3.75%, 7/22/2025	100,000	105,854
4.00%, 3/30/2025	250,000	266,535
4.25%, 1/15/2026	300,000	323,988
Prospect Capital Corp. 3.71%, 1/22/2026	315,000	323,650
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026 (b)	255,000	257,173
3.88%, 11/1/2024 (b)	185,000	196,766
		6,214,970
IRON/STEEL — 0.1%
Nucor Corp.:
2.00%, 6/1/2025	90,000	93,087
2.70%, 6/1/2030 (b)	80,000	83,574
2.98%, 12/15/2055 (f)	377,000	364,593
3.95%, 5/1/2028 (b)	195,000	222,257
4.13%, 9/15/2022	285,000	295,160
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	205,000	205,467
2.15%, 8/15/2030	90,000	88,843
4.50%, 4/15/2023	191,000	202,322
Steel Dynamics, Inc.:
1.65%, 10/15/2027	25,000	24,920
2.40%, 6/15/2025	85,000	89,026
2.80%, 12/15/2024	197,000	207,916
3.25%, 1/15/2031	150,000	161,204
3.25%, 10/15/2050	40,000	39,915
3.45%, 4/15/2030	309,000	336,683
Vale Overseas, Ltd.:
3.75%, 7/8/2030	490,000	521,140
6.25%, 8/10/2026	600,000	721,086
6.88%, 11/21/2036	531,000	727,698
8.25%, 1/17/2034 (b)	271,000	394,709
Vale SA 5.63%, 9/11/2042 (b)	250,000	312,755
		5,092,355
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045	235,000	259,266
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	175,000	189,670
3.70%, 1/15/2031	155,000	167,792
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (b)	248,000	273,579
4.85%, 3/15/2026	25,000	27,949

See accompanying notes to financial statements.
75

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Las Vegas Sands Corp.:
2.90%, 6/25/2025	$ 425,000	$ 442,918
3.20%, 8/8/2024	455,000	477,495
Marriott International, Inc.:
3.60%, 4/15/2024	623,000	663,838
Series FF, 4.63%, 6/15/2030	320,000	368,467
Series GG, 3.50%, 10/15/2032	90,000	95,687
Series HH, 2.85%, 4/15/2031	192,000	195,114
Series R, 3.13%, 6/15/2026	164,000	174,554
Series X, 4.00%, 4/15/2028 (b)	315,000	346,358
Series Z, 4.15%, 12/1/2023 (b)	170,000	182,272
Sands China, Ltd.:
4.38%, 6/18/2030 (b)	500,000	542,520
4.60%, 8/8/2023	730,000	775,187
5.13%, 8/8/2025	303,000	339,215
5.40%, 8/8/2028	555,000	644,982
		5,907,597
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	646,000	645,444
0.65%, 7/7/2023	553,000	555,986
0.90%, 3/2/2026	200,000	199,402
Series MTN, 0.45%, 9/14/2023	355,000	355,476
Series MTN, 0.45%, 5/17/2024	150,000	149,646
Series MTN, 0.80%, 11/13/2025 (b)	550,000	546,783
Series MTN, 1.10%, 9/14/2027	473,000	467,215
Series MTN, 1.45%, 5/15/2025	300,000	307,149
Series MTN, 1.95%, 11/18/2022	234,000	239,204
Series MTN, 2.85%, 5/17/2024	200,000	212,776
Series MTN, 3.30%, 6/9/2024	122,000	131,551
Caterpillar, Inc.:
1.90%, 3/12/2031 (b)	300,000	300,579
2.60%, 9/19/2029 (b)	175,000	186,788
2.60%, 4/9/2030	194,000	207,062
3.25%, 9/19/2049	167,000	184,133
3.40%, 5/15/2024	250,000	268,500
3.80%, 8/15/2042 (b)	444,000	528,098
4.75%, 5/15/2064	584,000	841,451
6.05%, 8/15/2036	125,000	180,040
Security Description	Principal Amount	Value
Oshkosh Corp. 4.60%, 5/15/2028	$ 210,000	$ 242,493
		6,749,776
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.88%, 1/15/2026 (b)	480,000	488,870
1.95%, 7/2/2023	80,000	82,016
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	198,000	219,554
Crane Co. 4.20%, 3/15/2048	115,000	127,553
Deere & Co. 3.90%, 6/9/2042	205,000	252,070
Dover Corp.:
2.95%, 11/4/2029	20,000	21,496
3.15%, 11/15/2025	280,000	301,160
Flowserve Corp.:
3.50%, 10/1/2030	170,000	179,406
4.00%, 11/15/2023	195,000	208,030
IDEX Corp.:
2.63%, 6/15/2031	200,000	203,182
3.00%, 5/1/2030	125,000	132,141
John Deere Capital Corp.:
1.45%, 1/15/2031 (b)	370,000	357,720
Series MTN, 0.25%, 1/17/2023	250,000	249,883
Series MTN, 0.40%, 10/10/2023	160,000	160,128
Series MTN, 0.45%, 1/17/2024	215,000	214,602
Series MTN, 0.55%, 7/5/2022	415,000	416,382
Series MTN, 0.70%, 7/5/2023	426,000	428,935
Series MTN, 0.70%, 1/15/2026 (b)	100,000	98,984
Series MTN, 1.20%, 4/6/2023	70,000	71,051
Series MTN, 1.50%, 3/6/2028	250,000	248,705
Series MTN, 1.75%, 3/9/2027	325,000	332,966
Series MTN, 2.05%, 1/9/2025 (b)	200,000	209,000
Series MTN, 2.15%, 9/8/2022	114,000	116,541
Series MTN, 2.25%, 9/14/2026	200,000	210,642
Series MTN, 2.60%, 3/7/2024	127,000	133,920
Series MTN, 2.65%, 6/24/2024	243,000	258,571
Series MTN, 2.65%, 6/10/2026	275,000	296,172

See accompanying notes to financial statements.
76

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 2.70%, 1/6/2023	$ 218,000	$ 225,807
Series MTN, 2.80%, 3/6/2023	125,000	130,234
Series MTN, 2.80%, 9/8/2027	104,000	112,552
Series MTN, 2.80%, 7/18/2029	270,000	291,811
Series MTN, 3.05%, 1/6/2028	220,000	241,208
Series MTN, 3.45%, 1/10/2024	105,000	112,768
nVent Finance Sarl:
3.95%, 4/15/2023	60,000	62,689
4.55%, 4/15/2028	150,000	164,985
Otis Worldwide Corp.:
2.06%, 4/5/2025	651,000	676,656
3.11%, 2/15/2040	470,000	485,947
Rockwell Automation, Inc. 2.88%, 3/1/2025	400,000	425,108
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	385,000	410,229
4.95%, 9/15/2028	624,000	724,795
Xylem, Inc.:
2.25%, 1/30/2031 (b)	266,000	268,341
3.25%, 11/1/2026	195,000	213,467
		10,566,277
MEDIA — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	183,000	176,253
2.80%, 4/1/2031	106,000	108,438
3.50%, 6/1/2041	145,000	145,983
3.70%, 4/1/2051	194,000	193,061
3.75%, 2/15/2028	84,000	92,717
3.85%, 4/1/2061	420,000	412,860
3.90%, 6/1/2052	605,000	615,642
4.20%, 3/15/2028	207,000	234,158
4.40%, 12/1/2061 (d)	350,000	376,443
4.46%, 7/23/2022	734,000	759,785
4.80%, 3/1/2050	660,000	760,393
4.91%, 7/23/2025	514,000	582,814
5.05%, 3/30/2029	281,000	332,170
5.13%, 7/1/2049	330,000	394,188
5.38%, 4/1/2038	220,000	270,965
5.38%, 5/1/2047	797,000	977,297
5.75%, 4/1/2048	564,000	719,749
6.38%, 10/23/2035	531,000	711,593
6.48%, 10/23/2045	701,000	967,527
6.83%, 10/23/2055	680,000	1,002,721
Class USD, 4.50%, 2/1/2024	711,000	774,435
Security Description	Principal Amount	Value
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	$ 131,000	$ 147,388
Comcast Corp.:
1.95%, 1/15/2031	275,000	271,048
2.35%, 1/15/2027	545,000	571,950
2.45%, 8/15/2052 (b)	430,000	388,204
2.65%, 2/1/2030	734,000	772,315
2.65%, 8/15/2062	175,000	159,716
2.80%, 1/15/2051	304,000	292,567
3.15%, 3/1/2026	695,000	756,271
3.15%, 2/15/2028	504,000	552,671
3.20%, 7/15/2036	767,000	821,189
3.25%, 11/1/2039	80,000	85,129
3.30%, 2/1/2027	436,000	478,693
3.30%, 4/1/2027	200,000	220,504
3.38%, 2/15/2025	369,000	400,439
3.38%, 8/15/2025	546,000	595,975
3.40%, 7/15/2046	463,000	494,692
3.45%, 2/1/2050	470,000	509,118
3.60%, 3/1/2024 (b)	100,000	107,985
3.70%, 4/15/2024	698,000	756,541
3.75%, 4/1/2040	375,000	423,975
3.90%, 3/1/2038	564,000	646,767
3.97%, 11/1/2047	525,000	612,470
4.00%, 8/15/2047	290,000	337,157
4.00%, 3/1/2048	663,000	775,942
4.00%, 11/1/2049	668,000	786,710
4.05%, 11/1/2052	686,000	816,319
4.15%, 10/15/2028	215,000	248,953
4.20%, 8/15/2034	654,000	773,028
4.25%, 10/15/2030	622,000	731,453
4.25%, 1/15/2033	394,000	469,116
4.40%, 8/15/2035	408,000	491,379
4.50%, 1/15/2043	325,000	402,808
4.60%, 10/15/2038	813,000	1,007,738
4.60%, 8/15/2045	468,000	588,042
4.65%, 7/15/2042	273,000	344,977
4.70%, 10/15/2048	565,000	732,506
4.75%, 3/1/2044	269,000	344,420
4.95%, 10/15/2058	280,000	387,394
5.65%, 6/15/2035	310,000	419,461
6.40%, 5/15/2038	272,000	400,574
6.45%, 3/15/2037	100,000	145,317
6.50%, 11/15/2035	146,000	212,449
6.95%, 8/15/2037	350,000	533,323
Discovery Communications LLC:
2.95%, 3/20/2023	527,000	548,280
3.63%, 5/15/2030	320,000	349,350
4.00%, 9/15/2055	960,000	1,015,296
4.13%, 5/15/2029	153,000	171,818
4.65%, 5/15/2050	609,000	712,786
4.90%, 3/11/2026	193,000	220,506

See accompanying notes to financial statements.
77

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.20%, 9/20/2047	$ 231,000	$ 287,745
5.30%, 5/15/2049	140,000	176,546
Fox Corp.:
4.03%, 1/25/2024	424,000	459,340
4.71%, 1/25/2029	472,000	554,562
5.48%, 1/25/2039	588,000	760,255
5.58%, 1/25/2049	148,000	199,859
Grupo Televisa SAB:
5.00%, 5/13/2045	460,000	548,398
5.25%, 5/24/2049 (b)	281,000	353,020
6.13%, 1/31/2046 (b)	150,000	205,806
6.63%, 3/18/2025	412,000	488,677
6.63%, 1/15/2040	345,000	476,362
NBCUniversal Media LLC:
4.45%, 1/15/2043	435,000	533,893
5.95%, 4/1/2041	479,000	691,369
6.40%, 4/30/2040	100,000	149,257
TCI Communications, Inc.:
7.13%, 2/15/2028	107,000	142,947
7.88%, 2/15/2026	195,000	251,774
Thomson Reuters Corp. 5.85%, 4/15/2040	450,000	621,693
Time Warner Cable LLC:
4.50%, 9/15/2042	607,000	676,744
5.50%, 9/1/2041	343,500	427,125
5.88%, 11/15/2040	405,000	522,665
6.55%, 5/1/2037	345,000	469,090
6.75%, 6/15/2039	370,000	518,000
7.30%, 7/1/2038	419,000	609,704
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	64,000	69,512
4.38%, 8/16/2041	225,000	277,378
Series GMTN, 3.15%, 9/17/2025	110,000	119,646
Series GMTN, 4.13%, 6/1/2044	208,000	250,555
Series MTN, 1.85%, 7/30/2026	227,000	233,778
Series MTN, 2.35%, 12/1/2022	264,000	271,255
Series MTN, 2.95%, 6/15/2027 (b)	187,000	203,593
Series MTN, 3.70%, 12/1/2042	419,000	475,393
ViacomCBS, Inc.:
3.70%, 6/1/2028	490,000	545,331
3.88%, 4/1/2024	222,000	238,683
4.00%, 1/15/2026	291,000	323,682
4.20%, 6/1/2029	419,000	482,064
4.20%, 5/19/2032 (b)	245,000	282,666
4.38%, 3/15/2043	451,000	520,630
4.85%, 7/1/2042	480,000	588,926
4.90%, 8/15/2044	150,000	182,295
4.95%, 5/19/2050 (b)	541,000	683,618
5.25%, 4/1/2044	250,000	319,653
7.88%, 7/30/2030	124,000	177,031
Security Description	Principal Amount	Value
Walt Disney Co.:
1.65%, 9/1/2022	$ 736,000	$ 747,511
1.75%, 8/30/2024	506,000	522,814
1.75%, 1/13/2026 (b)	667,000	685,829
2.00%, 9/1/2029	646,000	652,331
2.20%, 1/13/2028	294,000	304,649
2.65%, 1/13/2031	1,130,000	1,186,749
2.75%, 9/1/2049	400,000	393,932
3.00%, 9/15/2022	112,000	115,557
3.38%, 11/15/2026 (b)	348,000	383,806
3.50%, 5/13/2040	375,000	417,825
3.60%, 1/13/2051	208,000	235,749
3.70%, 9/15/2024	129,000	140,355
3.80%, 3/22/2030	470,000	537,078
3.80%, 5/13/2060	250,000	293,868
4.70%, 3/23/2050	379,000	505,870
4.75%, 11/15/2046	85,000	110,641
5.40%, 10/1/2043	250,000	349,063
6.15%, 3/1/2037	200,000	285,126
6.20%, 12/15/2034	250,000	352,253
6.40%, 12/15/2035	374,000	547,727
6.65%, 11/15/2037	154,000	232,776
		60,013,930
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
2.50%, 1/15/2023	801,000	823,564
4.38%, 6/15/2045	160,000	194,153
Timken Co.:
3.88%, 9/1/2024	95,000	101,769
4.50%, 12/15/2028 (b)	370,000	413,364
Valmont Industries, Inc. 5.25%, 10/1/2054	111,000	137,447
		1,670,297
MINING — 0.1%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030 (b)	375,000	389,310
Barrick Gold Corp. 5.25%, 4/1/2042	204,000	268,607
Barrick North America Finance LLC:
5.70%, 5/30/2041	221,000	304,098
5.75%, 5/1/2043	350,000	492,723
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	163,000	225,589
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	867,000	1,177,923
Kinross Gold Corp. 5.95%, 3/15/2024	143,000	159,914
Newmont Corp.:
2.25%, 10/1/2030	597,000	596,606
4.88%, 3/15/2042	145,000	184,221
5.45%, 6/9/2044	150,000	204,934

See accompanying notes to financial statements.
78

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.88%, 4/1/2035	$ 160,000	$ 215,938
6.25%, 10/1/2039	156,000	225,517
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	315,000	383,894
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025	884,000	979,525
7.13%, 7/15/2028	181,000	245,405
Southern Copper Corp.:
3.50%, 11/8/2022	185,000	191,910
3.88%, 4/23/2025	100,000	108,980
5.25%, 11/8/2042	405,000	517,635
5.88%, 4/23/2045	474,000	662,538
6.75%, 4/16/2040	180,000	257,027
7.50%, 7/27/2035	520,000	754,541
Teck Resources, Ltd.:
6.00%, 8/15/2040	223,000	284,077
6.13%, 10/1/2035	212,000	273,620
6.25%, 7/15/2041	318,000	418,033
		9,522,565
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
1.75%, 2/14/2023	288,000	294,457
2.00%, 2/14/2025	142,000	147,936
2.88%, 10/15/2027	364,000	395,442
3.05%, 4/15/2030 (b)	542,000	596,688
3.25%, 8/26/2049 (b)	264,000	288,475
Series MTN, 3.00%, 8/7/2025	250,000	270,880
Series MTN, 3.25%, 2/14/2024	254,000	271,450
Series MTN, 3.38%, 3/1/2029	513,000	574,740
Series MTN, 3.63%, 9/14/2028 (b)	200,000	227,612
Carlisle Cos., Inc.:
2.75%, 3/1/2030 (b)	280,000	292,116
3.75%, 11/15/2022	100,000	103,565
Eaton Corp.:
2.75%, 11/2/2022	191,000	197,190
3.10%, 9/15/2027	183,000	199,108
3.92%, 9/15/2047	50,000	57,489
4.00%, 11/2/2032	270,000	314,531
4.15%, 11/2/2042	392,000	467,825
General Electric Co.:
3.45%, 5/1/2027	1,328,000	1,460,893
3.63%, 5/1/2030 (b)	245,000	273,491
4.13%, 10/9/2042	50,000	57,794
4.25%, 5/1/2040	500,000	584,990
4.50%, 3/11/2044	50,000	60,603
Series A, 6.75%, 3/15/2032	772,000	1,070,633
Series GMTN, 6.88%, 1/10/2039	48,000	72,037
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	225,000	240,997
Security Description	Principal Amount	Value
3.90%, 9/1/2042	$ 191,000	$ 228,054
4.88%, 9/15/2041	100,000	133,297
Parker-Hannifin Corp.:
2.70%, 6/14/2024	200,000	210,820
3.25%, 3/1/2027 (b)	218,000	238,398
3.25%, 6/14/2029	139,000	152,049
Series MTN, 3.50%, 9/15/2022	175,000	181,433
Series MTN, 4.20%, 11/21/2034	295,000	347,091
Series MTN, 6.25%, 5/15/2038	200,000	283,904
Pentair Finance Sarl 4.50%, 7/1/2029	125,000	146,472
Textron, Inc.:
2.45%, 3/15/2031	155,000	155,795
3.65%, 3/15/2027	394,000	436,241
3.88%, 3/1/2025	55,000	60,012
3.90%, 9/17/2029	536,000	599,639
4.00%, 3/15/2026	50,000	55,865
Trane Technologies Global Holding Co., Ltd.:
3.75%, 8/21/2028 (b)	129,000	144,941
4.30%, 2/21/2048	70,000	84,884
5.75%, 6/15/2043	140,000	202,331
Trane Technologies Luxembourg Finance SA:
3.80%, 3/21/2029	186,000	209,966
4.50%, 3/21/2049	421,000	528,961
		12,921,095
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	186,000	215,901
OIL & GAS — 1.2%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	323,000	315,319
2.75%, 5/10/2023	569,000	593,222
2.77%, 11/10/2050	420,000	390,852
2.94%, 4/6/2023	300,000	312,906
2.94%, 6/4/2051	393,000	376,895
3.00%, 2/24/2050	472,000	458,449
3.02%, 1/16/2027 (b)	264,000	284,779
3.12%, 5/4/2026	206,000	223,535
3.22%, 11/28/2023	175,000	185,355
3.38%, 2/8/2061	255,000	256,257
3.41%, 2/11/2026	853,000	933,208
3.59%, 4/14/2027	100,000	110,710
3.79%, 2/6/2024	197,000	212,486
4.23%, 11/6/2028	976,000	1,131,965
BP Capital Markets PLC:
3.28%, 9/19/2027	819,000	896,723
3.51%, 3/17/2025	566,000	619,476
3.54%, 11/4/2024	288,000	313,580
3.81%, 2/10/2024	272,000	294,277

See accompanying notes to financial statements.
79

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.99%, 9/26/2023	$ 189,000	$ 203,733
Burlington Resources LLC 5.95%, 10/15/2036	324,000	449,061
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	265,000	272,550
2.95%, 1/15/2023	170,000	176,137
2.95%, 7/15/2030	200,000	207,452
3.85%, 6/1/2027	311,000	342,545
6.25%, 3/15/2038	190,000	254,036
6.45%, 6/30/2033	103,000	135,823
6.50%, 2/15/2037	225,000	303,754
6.75%, 2/1/2039	170,000	238,603
Series GMTN, 4.95%, 6/1/2047 (b)	250,000	311,835
Cenovus Energy, Inc.:
3.00%, 8/15/2022	100,000	102,061
4.40%, 4/15/2029	389,000	440,655
5.40%, 6/15/2047	330,000	409,748
6.75%, 11/15/2039	420,000	569,566
6.80%, 9/15/2037	197,000	259,010
Chevron Corp.:
1.14%, 5/11/2023	55,000	55,818
1.55%, 5/11/2025	1,086,000	1,112,075
2.00%, 5/11/2027	176,000	181,797
2.24%, 5/11/2030 (b)	1,003,000	1,034,364
2.36%, 12/5/2022	100,000	102,419
2.57%, 5/16/2023	279,000	289,577
2.90%, 3/3/2024	210,000	222,256
2.98%, 5/11/2040	120,000	125,483
3.08%, 5/11/2050	230,000	238,147
3.19%, 6/24/2023	432,000	453,440
3.33%, 11/17/2025	150,000	164,247
Chevron USA, Inc.:
0.33%, 8/12/2022 (b)	165,000	165,107
0.43%, 8/11/2023	75,000	75,083
0.69%, 8/12/2025	165,000	163,710
1.02%, 8/12/2027	514,000	500,770
2.34%, 8/12/2050	221,000	200,314
3.25%, 10/15/2029	310,000	343,644
3.85%, 1/15/2028	5,000	5,700
4.20%, 10/15/2049	125,000	153,812
4.95%, 8/15/2047	435,000	582,783
5.25%, 11/15/2043	304,000	413,328
6.00%, 3/1/2041	99,000	144,801
Cimarex Energy Co.:
3.90%, 5/15/2027	199,000	219,541
4.38%, 3/15/2029 (b)	400,000	454,784
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029	240,000	248,381
4.25%, 5/9/2043	235,000	253,659
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	161,698
Security Description	Principal Amount	Value
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	$ 400,000	$ 428,596
CNOOC Finance, Ltd. 3.00%, 5/9/2023	870,000	901,546
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/2024	235,000	254,949
4.88%, 4/30/2044	205,000	241,248
ConocoPhillips:
2.40%, 2/15/2031 (f)	251,000	256,956
3.75%, 10/1/2027 (f)	438,000	491,975
4.30%, 8/15/2028 (b) (f)	530,000	614,773
4.85%, 8/15/2048 (f)	75,000	98,753
5.90%, 10/15/2032	247,000	329,980
5.90%, 5/15/2038	455,000	636,158
6.50%, 2/1/2039	687,000	1,016,128
ConocoPhillips Co.:
4.30%, 11/15/2044	267,000	321,770
4.95%, 3/15/2026	234,000	271,674
6.95%, 4/15/2029 (b)	571,000	776,274
Devon Energy Corp.:
4.75%, 5/15/2042	557,000	632,975
5.00%, 6/15/2045	165,000	194,169
5.60%, 7/15/2041	358,000	444,081
7.95%, 4/15/2032	100,000	142,397
Diamondback Energy, Inc.:
0.90%, 3/24/2023	130,000	130,029
2.88%, 12/1/2024	160,000	169,133
3.25%, 12/1/2026	1,044,000	1,118,876
3.50%, 12/1/2029	297,000	318,336
4.40%, 3/24/2051	107,000	120,865
Ecopetrol SA:
4.13%, 1/16/2025	790,000	831,538
5.38%, 6/26/2026	356,000	392,529
5.88%, 5/28/2045	748,000	800,180
6.88%, 4/29/2030	592,000	714,378
7.38%, 9/18/2043	235,000	289,708
Eni USA, Inc. 7.30%, 11/15/2027	316,000	412,146
EOG Resources, Inc.:
3.90%, 4/1/2035	580,000	669,888
4.15%, 1/15/2026	100,000	112,604
4.38%, 4/15/2030 (b)	250,000	296,320
Equinor ASA:
1.75%, 1/22/2026 (b)	590,000	607,429
2.38%, 5/22/2030	487,000	502,233
2.45%, 1/17/2023	556,000	573,803
2.65%, 1/15/2024	100,000	105,137
3.13%, 4/6/2030	102,000	111,097
3.25%, 11/10/2024	140,000	151,459
3.25%, 11/18/2049	489,000	517,685
3.70%, 3/1/2024	944,000	1,020,473
3.95%, 5/15/2043	185,000	216,154
4.80%, 11/8/2043	365,000	475,493
5.10%, 8/17/2040	75,000	99,772

See accompanying notes to financial statements.
80

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Exxon Mobil Corp.:
1.57%, 4/15/2023	$ 100,000	$ 102,164
1.90%, 8/16/2022	245,000	249,562
2.02%, 8/16/2024	350,000	364,227
2.28%, 8/16/2026 (b)	204,000	215,189
2.61%, 10/15/2030	1,395,000	1,471,404
2.71%, 3/6/2025	743,000	790,285
2.73%, 3/1/2023	436,000	451,452
3.04%, 3/1/2026	305,000	331,056
3.10%, 8/16/2049	308,000	314,108
3.18%, 3/15/2024	258,000	274,845
3.48%, 3/19/2030	360,000	404,320
3.57%, 3/6/2045	100,000	109,558
4.11%, 3/1/2046	491,000	580,362
4.33%, 3/19/2050	2,131,000	2,645,317
Hess Corp.:
3.50%, 7/15/2024	100,000	106,221
5.60%, 2/15/2041	380,000	475,239
5.80%, 4/1/2047	127,000	165,790
6.00%, 1/15/2040	138,000	177,180
7.13%, 3/15/2033	495,000	670,260
7.30%, 8/15/2031	185,000	250,716
7.88%, 10/1/2029	100,000	136,215
HollyFrontier Corp.:
2.63%, 10/1/2023	150,000	155,221
4.50%, 10/1/2030 (b)	401,000	430,562
5.88%, 4/1/2026	350,000	404,712
Marathon Oil Corp.:
3.85%, 6/1/2025	100,000	108,924
6.60%, 10/1/2037	665,000	885,534
6.80%, 3/15/2032	330,000	433,432
Marathon Petroleum Corp.:
3.80%, 4/1/2028	190,000	211,639
4.70%, 5/1/2025	324,000	365,404
4.75%, 12/15/2023	176,000	192,020
4.75%, 9/15/2044	350,000	414,641
5.00%, 9/15/2054	109,000	130,330
5.13%, 12/15/2026	67,000	78,876
6.50%, 3/1/2041	468,000	650,567
Nexen, Inc.:
6.40%, 5/15/2037	621,000	815,069
7.88%, 3/15/2032	277,000	391,703
Phillips 66:
0.90%, 2/15/2024	470,000	470,470
1.30%, 2/15/2026	40,000	40,009
2.15%, 12/15/2030	360,000	354,164
3.85%, 4/9/2025 (b)	430,000	473,271
3.90%, 3/15/2028	332,000	373,473
4.88%, 11/15/2044	391,000	489,579
5.88%, 5/1/2042	332,000	452,679
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	100,000	100,064
0.75%, 1/15/2024	135,000	134,993
1.90%, 8/15/2030 (b)	308,000	296,826
Security Description	Principal Amount	Value
2.15%, 1/15/2031	$ 190,000	$ 186,455
4.45%, 1/15/2026 (b)	68,000	76,690
Shell International Finance B.V.:
0.38%, 9/15/2023	500,000	500,030
2.00%, 11/7/2024	411,000	427,699
2.38%, 8/21/2022	287,000	293,782
2.38%, 11/7/2029	384,000	399,087
2.50%, 9/12/2026	441,000	469,594
2.75%, 4/6/2030 (b)	205,000	218,555
2.88%, 5/10/2026	320,000	345,885
3.13%, 11/7/2049	396,000	409,880
3.25%, 5/11/2025	721,000	782,876
3.25%, 4/6/2050	420,000	447,107
3.40%, 8/12/2023	293,000	311,286
3.50%, 11/13/2023	515,000	550,581
3.63%, 8/21/2042	285,000	320,377
3.88%, 11/13/2028 (b)	334,000	383,399
4.00%, 5/10/2046	719,000	840,971
4.13%, 5/11/2035	381,000	452,510
4.38%, 5/11/2045	950,000	1,165,004
4.55%, 8/12/2043	450,000	561,694
6.38%, 12/15/2038	350,000	519,106
Suncor Energy, Inc.:
2.80%, 5/15/2023	337,000	350,268
3.10%, 5/15/2025	267,000	285,861
3.60%, 12/1/2024	296,000	319,769
3.75%, 3/4/2051	340,000	367,605
4.00%, 11/15/2047	431,000	476,315
6.80%, 5/15/2038	240,000	344,873
7.15%, 2/1/2032	200,000	279,442
TotalEnergies Capital International SA:
2.43%, 1/10/2025	284,000	298,671
2.70%, 1/25/2023	326,000	337,922
2.83%, 1/10/2030 (b)	417,000	447,670
2.99%, 6/29/2041	290,000	295,005
3.13%, 5/29/2050	617,000	626,162
3.39%, 6/29/2060	250,000	263,980
3.46%, 2/19/2029	410,000	457,138
3.70%, 1/15/2024	315,000	339,583
3.75%, 4/10/2024	623,000	676,678
TotalEnergies Capital SA 3.88%, 10/11/2028 (b)	202,000	231,573
Valero Energy Corp.:
1.20%, 3/15/2024	280,000	282,265
2.15%, 9/15/2027	265,000	269,463
2.85%, 4/15/2025	287,000	304,309
3.65%, 3/15/2025	54,000	58,850
4.90%, 3/15/2045 (b)	155,000	193,431
6.63%, 6/15/2037	317,000	434,220
7.50%, 4/15/2032	766,000	1,077,632
		77,285,853

See accompanying notes to financial statements.
81

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	$ 477,000	$ 492,684
3.14%, 11/7/2029	290,000	312,533
3.34%, 12/15/2027	46,000	50,314
4.08%, 12/15/2047 (b)	373,500	427,975
4.49%, 5/1/2030 (b)	645,000	761,964
Halliburton Co.:
2.92%, 3/1/2030 (b)	304,000	315,978
3.50%, 8/1/2023 (b)	152,000	160,178
4.50%, 11/15/2041	195,000	218,903
5.00%, 11/15/2045 (b)	494,000	603,164
6.70%, 9/15/2038	645,000	883,179
7.45%, 9/15/2039	360,000	530,445
NOV, Inc.:
3.60%, 12/1/2029 (b)	507,000	530,160
3.95%, 12/1/2042	235,000	231,959
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	240,000	242,993
Schlumberger Investment SA 3.65%, 12/1/2023	369,000	393,952
		6,156,381
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 4.50%, 5/15/2028 (b)	125,000	145,156
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (b)	244,000	249,919
2.69%, 5/25/2031	165,000	168,216
Berry Global, Inc.:
0.95%, 2/15/2024 (f)	400,000	400,824
1.57%, 1/15/2026 (f)	590,000	590,761
Packaging Corp. of America:
3.00%, 12/15/2029	100,000	106,288
3.40%, 12/15/2027	172,000	189,055
4.05%, 12/15/2049	65,000	76,249
4.50%, 11/1/2023	135,000	145,934
WestRock RKT LLC 4.00%, 3/1/2023	100,000	104,826
WRKCo, Inc.:
3.00%, 6/15/2033	310,000	325,085
3.90%, 6/1/2028 (b)	598,000	675,638
4.00%, 3/15/2028	178,000	201,108
4.20%, 6/1/2032	60,000	69,529
		3,448,588
PHARMACEUTICALS — 1.6%
AbbVie, Inc.:
2.30%, 11/21/2022	962,000	987,454
2.60%, 11/21/2024	395,000	416,662
2.90%, 11/6/2022	738,000	762,494
2.95%, 11/21/2026	953,000	1,024,513
3.20%, 11/21/2029	1,394,000	1,512,978
Security Description	Principal Amount	Value
3.25%, 10/1/2022	$ 663,000	$ 681,518
3.60%, 5/14/2025	701,000	765,261
3.75%, 11/14/2023	318,000	341,239
3.80%, 3/15/2025	886,000	968,965
3.85%, 6/15/2024	566,000	613,691
4.05%, 11/21/2039	922,000	1,070,304
4.25%, 11/14/2028	419,000	485,877
4.25%, 11/21/2049	1,260,000	1,510,727
4.30%, 5/14/2036	133,000	157,779
4.40%, 11/6/2042	649,000	788,788
4.50%, 5/14/2035	783,000	945,825
4.55%, 3/15/2035	1,180,000	1,430,113
4.63%, 10/1/2042	132,000	163,173
4.70%, 5/14/2045	377,000	470,368
4.75%, 3/15/2045	574,000	719,308
4.85%, 6/15/2044	300,000	381,258
4.88%, 11/14/2048	145,000	188,017
AmerisourceBergen Corp.:
0.74%, 3/15/2023 (b)	430,000	430,851
2.70%, 3/15/2031 (b)	200,000	205,374
2.80%, 5/15/2030	150,000	156,444
3.45%, 12/15/2027	218,000	237,886
4.30%, 12/15/2047	395,500	461,382
Astrazeneca Finance LLC:
0.70%, 5/28/2024	200,000	199,772
1.20%, 5/28/2026	435,000	433,486
1.75%, 5/28/2028	430,000	429,789
2.25%, 5/28/2031 (b)	370,000	375,158
AstraZeneca PLC:
0.70%, 4/8/2026	250,000	243,572
1.38%, 8/6/2030 (b)	470,000	445,344
2.13%, 8/6/2050 (b)	115,000	100,367
3.00%, 5/28/2051	200,000	205,614
3.38%, 11/16/2025	396,000	433,656
3.50%, 8/17/2023	163,000	173,134
4.00%, 9/18/2042	212,000	252,941
4.38%, 11/16/2045	225,000	279,904
4.38%, 8/17/2048	130,000	163,959
6.45%, 9/15/2037	684,000	1,019,564
Becton Dickinson & Co.:
1.96%, 2/11/2031	175,000	170,751
3.36%, 6/6/2024	499,000	534,594
3.70%, 6/6/2027	840,000	933,719
Becton Dickinson and Co. 4.67%, 6/6/2047	384,000	478,529
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	486,000	486,301
0.75%, 11/13/2025 (b)	690,000	683,811
1.13%, 11/13/2027	227,000	223,284
1.45%, 11/13/2030 (b)	182,000	175,947
2.35%, 11/13/2040	160,000	153,995
2.55%, 11/13/2050 (b)	160,000	153,229
2.75%, 2/15/2023	489,000	506,834
2.90%, 7/26/2024	435,000	463,880
3.20%, 6/15/2026	608,000	667,468

See accompanying notes to financial statements.
82

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.25%, 8/15/2022	$ 297,000	$ 306,584
3.25%, 2/20/2023	96,000	100,296
3.25%, 2/27/2027	301,000	333,376
3.25%, 8/1/2042	409,000	440,129
3.40%, 7/26/2029	917,000	1,027,223
3.45%, 11/15/2027	555,000	618,903
3.55%, 8/15/2022	517,000	535,457
3.90%, 2/20/2028	431,000	493,120
4.13%, 6/15/2039	592,000	715,734
4.25%, 10/26/2049	343,000	433,223
4.35%, 11/15/2047	141,000	178,737
4.50%, 3/1/2044	104,000	133,557
4.55%, 2/20/2048	250,000	326,307
5.00%, 8/15/2045	384,000	525,450
Cardinal Health, Inc.:
3.08%, 6/15/2024	416,000	441,384
4.37%, 6/15/2047	509,000	574,335
4.90%, 9/15/2045	243,000	292,154
Cigna Corp.:
0.61%, 3/15/2024	320,000	320,029
1.25%, 3/15/2026 (b)	335,000	336,008
2.38%, 3/15/2031	555,000	562,748
2.40%, 3/15/2030	597,000	609,561
3.00%, 7/15/2023	215,000	225,086
3.05%, 11/30/2022	315,000	326,050
3.05%, 10/15/2027	555,000	599,339
3.20%, 3/15/2040	240,000	249,118
3.40%, 3/1/2027	372,000	408,199
3.40%, 3/15/2051	320,000	334,710
3.75%, 7/15/2023	252,000	268,302
3.88%, 10/15/2047	140,000	156,537
4.13%, 11/15/2025	552,000	618,731
4.38%, 10/15/2028	715,000	832,217
4.50%, 2/25/2026	145,000	165,093
4.80%, 8/15/2038	423,000	526,855
4.80%, 7/15/2046	290,000	367,102
4.90%, 12/15/2048	595,000	769,037
6.13%, 11/15/2041	335,000	478,407
CVS Health Corp.:
1.30%, 8/21/2027	390,000	382,859
1.75%, 8/21/2030	300,000	288,717
1.88%, 2/28/2031 (b)	285,000	276,649
2.63%, 8/15/2024	655,000	691,601
2.70%, 8/21/2040	135,000	130,908
2.75%, 12/1/2022	100,000	102,780
2.88%, 6/1/2026	914,000	981,874
3.00%, 8/15/2026	260,000	280,376
3.25%, 8/15/2029	478,000	519,806
3.38%, 8/12/2024	376,000	404,223
3.50%, 7/20/2022	200,000	205,592
3.75%, 4/1/2030	1,410,000	1,580,695
3.88%, 7/20/2025	681,000	751,919
4.10%, 3/25/2025	358,000	396,893
4.13%, 4/1/2040	350,000	405,734
4.30%, 3/25/2028	1,464,000	1,681,843
Security Description	Principal Amount	Value
4.78%, 3/25/2038	$ 1,331,000	$ 1,637,183
5.05%, 3/25/2048	1,578,000	2,052,126
5.30%, 12/5/2043	930,000	1,229,804
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	500,000	453,060
2.50%, 9/15/2060	450,000	411,880
2.75%, 6/1/2025	179,000	191,351
3.38%, 3/15/2029	214,000	240,161
3.95%, 5/15/2047	300,000	360,219
3.95%, 3/15/2049	191,000	231,851
4.15%, 3/15/2059	391,000	495,878
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	370,000	370,581
3.00%, 6/1/2024	408,000	435,116
3.38%, 6/1/2029 (b)	305,000	339,026
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	217,000	229,109
3.63%, 5/15/2025	366,000	403,797
4.20%, 3/18/2043	391,000	486,584
5.38%, 4/15/2034	530,000	714,472
6.38%, 5/15/2038	548,000	820,487
Johnson & Johnson:
0.55%, 9/1/2025	290,000	287,097
0.95%, 9/1/2027	365,000	358,492
1.30%, 9/1/2030 (b)	431,000	418,130
2.10%, 9/1/2040	335,000	317,982
2.25%, 9/1/2050	290,000	270,709
2.45%, 3/1/2026	255,000	271,583
2.45%, 9/1/2060	335,000	315,855
2.63%, 1/15/2025	367,000	390,745
2.90%, 1/15/2028	1,038,000	1,135,447
2.95%, 3/3/2027	365,000	399,011
3.63%, 3/3/2037	348,000	405,705
3.70%, 3/1/2046	658,000	781,408
4.38%, 12/5/2033	279,000	349,263
4.50%, 9/1/2040	350,000	452,858
4.50%, 12/5/2043	152,000	197,757
4.85%, 5/15/2041	100,000	133,563
4.95%, 5/15/2033 (b)	144,000	189,978
5.85%, 7/15/2038	250,000	364,847
McKesson Corp.:
0.90%, 12/3/2025	345,000	340,080
2.85%, 3/15/2023	59,000	60,928
3.80%, 3/15/2024	330,000	355,057
4.75%, 5/30/2029	74,000	87,978
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	500,000	716,280
Merck & Co., Inc.:
0.75%, 2/24/2026	105,000	104,196
1.45%, 6/24/2030 (b)	210,000	204,584
2.35%, 6/24/2040	357,000	345,665
2.40%, 9/15/2022	100,000	102,060
2.45%, 6/24/2050 (b)	200,000	188,526
2.80%, 5/18/2023	415,000	434,107
2.90%, 3/7/2024	136,000	144,476

See accompanying notes to financial statements.
83

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.40%, 3/7/2029	$ 536,000	$ 600,717
3.60%, 9/15/2042	185,000	212,321
3.70%, 2/10/2045	708,000	818,703
3.90%, 3/7/2039	422,000	499,509
4.00%, 3/7/2049	380,000	464,706
4.15%, 5/18/2043	420,000	518,381
6.50%, 12/1/2033	226,000	333,058
6.55%, 9/15/2037	200,000	303,240
Mylan, Inc.:
4.55%, 4/15/2028	148,000	169,851
5.20%, 4/15/2048	104,000	127,705
5.40%, 11/29/2043	320,000	397,818
Novartis Capital Corp.:
1.75%, 2/14/2025	348,000	359,188
2.00%, 2/14/2027	336,000	349,386
2.20%, 8/14/2030	235,000	243,028
2.40%, 9/21/2022	498,000	510,779
2.75%, 8/14/2050 (b)	265,000	267,252
3.00%, 11/20/2025	144,000	156,223
3.40%, 5/6/2024	821,000	885,572
4.00%, 11/20/2045	138,000	168,516
4.40%, 5/6/2044	604,000	774,038
Perrigo Finance Unlimited Co.:
3.15%, 6/15/2030 (b)	435,000	444,466
3.90%, 12/15/2024	195,000	209,654
4.90%, 12/15/2044	315,000	331,645
Pfizer, Inc.:
0.80%, 5/28/2025	225,000	225,616
1.70%, 5/28/2030	900,000	895,185
2.55%, 5/28/2040	227,000	227,686
2.75%, 6/3/2026 (b)	262,000	283,479
2.95%, 3/15/2024	100,000	106,379
3.00%, 12/15/2026	146,000	160,302
3.20%, 9/15/2023	175,000	185,255
3.40%, 5/15/2024	141,000	152,658
3.45%, 3/15/2029	227,000	255,370
3.90%, 3/15/2039	763,000	909,374
4.00%, 12/15/2036	610,000	737,063
4.00%, 3/15/2049	200,000	245,672
4.10%, 9/15/2038	277,000	336,835
4.13%, 12/15/2046	325,000	403,318
4.20%, 9/15/2048	204,000	256,991
4.30%, 6/15/2043	160,000	201,107
4.40%, 5/15/2044	256,000	328,338
5.60%, 9/15/2040	135,000	194,574
7.20%, 3/15/2039	707,000	1,157,995
Pharmacia LLC 6.60%, 12/1/2028	180,000	242,071
Sanofi 3.38%, 6/19/2023	425,000	449,017
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	554,000	579,772
3.20%, 9/23/2026	432,000	468,914
Security Description	Principal Amount	Value
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	$ 875,000	$ 867,440
3.03%, 7/9/2040	340,000	343,594
3.18%, 7/9/2050	276,000	278,492
3.38%, 7/9/2060	200,000	205,110
4.40%, 11/26/2023	1,038,000	1,126,790
5.00%, 11/26/2028	450,000	542,002
Upjohn, Inc. 2.30%, 6/22/2027 (f)	162,000	165,264
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	901,000	992,596
5.25%, 6/15/2046	514,000	629,424
Viatris, Inc.:
1.65%, 6/22/2025 (f)	180,000	182,380
2.70%, 6/22/2030 (f)	205,000	207,159
3.85%, 6/22/2040 (f)	8,000	8,539
4.00%, 6/22/2050 (f)	235,000	249,020
Wyeth LLC:
5.95%, 4/1/2037	527,000	756,187
6.00%, 2/15/2036	229,000	327,484
6.45%, 2/1/2024	110,000	126,758
Zoetis, Inc.:
2.00%, 5/15/2030	246,000	244,381
3.00%, 9/12/2027	119,000	128,494
3.00%, 5/15/2050	130,000	134,358
3.25%, 2/1/2023	100,000	103,856
3.90%, 8/20/2028	163,000	185,615
3.95%, 9/12/2047	102,000	120,742
4.50%, 11/13/2025	483,000	547,988
4.70%, 2/1/2043	399,000	513,665
		101,341,535
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,917
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	99,000	102,189
3.40%, 2/15/2031 (b)	105,000	111,393
4.45%, 7/15/2027	193,000	217,880
5.95%, 6/1/2026	85,000	100,735
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	380,000	415,021
5.13%, 6/30/2027	500,000	581,990
5.88%, 3/31/2025	235,000	269,594
7.00%, 6/30/2024	555,000	635,580
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	214,000	240,549
5.80%, 6/1/2045	88,000	120,037
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	165,000	175,717

See accompanying notes to financial statements.
84

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.15%, 9/15/2029	$ 297,000	$ 325,167
4.40%, 3/15/2027	418,000	462,145
5.00%, 5/15/2044	100,000	108,840
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	163,000	210,043
5.88%, 10/15/2025	320,000	378,080
Series B, 7.50%, 4/15/2038	130,000	191,377
Enbridge, Inc.:
2.50%, 1/15/2025 (b)	150,000	157,344
2.90%, 7/15/2022	105,000	107,477
3.13%, 11/15/2029 (b)	583,000	624,376
3.70%, 7/15/2027	234,000	258,577
4.00%, 10/1/2023	300,000	320,367
4.25%, 12/1/2026	295,000	332,919
Energy Transfer L.P.:
2.90%, 5/15/2025	280,000	294,770
3.60%, 2/1/2023	115,000	119,317
3.90%, 7/15/2026	130,000	142,030
4.00%, 10/1/2027	128,000	141,100
4.20%, 4/15/2027	187,000	206,917
4.25%, 4/1/2024	100,000	107,766
4.50%, 4/15/2024	404,000	440,009
4.75%, 1/15/2026	603,000	678,815
4.95%, 1/15/2043	140,000	153,268
5.00%, 5/15/2050	447,000	516,392
5.15%, 2/1/2043	181,000	204,697
5.15%, 3/15/2045	307,000	353,824
5.30%, 4/1/2044	150,000	173,745
5.30%, 4/15/2047	245,000	285,925
5.35%, 5/15/2045	965,000	1,116,785
5.40%, 10/1/2047	474,000	561,036
5.50%, 6/1/2027	278,000	326,583
5.95%, 10/1/2043	180,000	223,679
6.05%, 6/1/2041	120,000	152,518
6.10%, 2/15/2042	214,000	265,450
6.25%, 4/15/2049	200,000	263,006
6.50%, 2/1/2042	208,000	270,011
7.50%, 7/1/2038	375,000	528,214
Series 30Y, 6.00%, 6/15/2048	100,000	126,452
Energy Transfer L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	315,000	337,661
5.00%, 10/1/2022	287,000	299,131
Energy Transfer Operating L.P.:
3.75%, 5/15/2030	210,000	228,308
4.05%, 3/15/2025	307,000	333,227
Series 20Y, 5.80%, 6/15/2038	115,000	142,613
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (b)	173,000	182,787
3.13%, 7/31/2029	350,000	377,632
Security Description	Principal Amount	Value
3.20%, 2/15/2052	$ 235,000	$ 232,840
3.70%, 2/15/2026	301,000	333,385
3.70%, 1/31/2051	150,000	161,178
3.75%, 2/15/2025	195,000	212,587
3.95%, 2/15/2027	141,000	157,833
3.95%, 1/31/2060	425,000	472,481
4.15%, 10/16/2028	347,000	398,571
4.20%, 1/31/2050	505,000	584,477
4.25%, 2/15/2048	250,000	287,560
4.45%, 2/15/2043	430,000	508,256
4.85%, 8/15/2042	250,000	306,100
4.85%, 3/15/2044	338,000	414,702
4.90%, 5/15/2046	459,000	567,985
4.95%, 10/15/2054	129,000	160,890
5.95%, 2/1/2041	326,000	448,393
7.55%, 4/15/2038	15,000	23,029
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	712,000	733,267
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	735,000	720,418
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	664,000	695,480
Kinder Morgan Energy Partners L.P.:
3.50%, 9/1/2023	350,000	369,484
3.95%, 9/1/2022	335,000	345,817
4.15%, 2/1/2024	225,000	242,584
4.25%, 9/1/2024	388,000	425,904
4.30%, 5/1/2024	299,000	325,964
4.70%, 11/1/2042	228,000	265,221
5.00%, 3/1/2043	170,000	204,384
5.50%, 3/1/2044	475,000	597,445
5.63%, 9/1/2041	100,000	128,013
5.80%, 3/15/2035	341,000	437,285
6.38%, 3/1/2041	413,000	571,072
6.50%, 9/1/2039	183,000	254,838
7.50%, 11/15/2040	100,000	147,652
7.75%, 3/15/2032	100,000	142,708
Kinder Morgan, Inc.:
2.00%, 2/15/2031	610,000	587,241
3.15%, 1/15/2023	260,000	269,981
3.25%, 8/1/2050	90,000	87,111
3.60%, 2/15/2051	250,000	255,438
4.30%, 6/1/2025	892,000	993,510
4.30%, 3/1/2028	523,000	597,371
5.20%, 3/1/2048	197,000	247,661
5.55%, 6/1/2045	195,000	252,219
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	125,000	134,558
3.95%, 3/1/2050	297,000	322,046
4.20%, 10/3/2047	178,000	198,890
4.25%, 9/15/2046	135,000	152,924

See accompanying notes to financial statements.
85

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.85%, 2/1/2049	$ 200,000	$ 242,308
5.00%, 3/1/2026	63,000	72,539
MPLX L.P.:
1.75%, 3/1/2026	175,000	176,990
2.65%, 8/15/2030	336,000	339,619
3.38%, 3/15/2023	351,000	366,893
3.50%, 12/1/2022	362,000	376,085
4.00%, 2/15/2025	100,000	109,139
4.00%, 3/15/2028	427,000	477,484
4.25%, 12/1/2027	135,000	152,767
4.50%, 4/15/2038	432,000	493,867
4.70%, 4/15/2048	493,000	573,211
4.88%, 12/1/2024	250,000	280,010
4.88%, 6/1/2025	216,000	243,873
4.90%, 4/15/2058	409,000	488,579
5.20%, 3/1/2047	515,000	632,188
5.20%, 12/1/2047	200,000	244,136
5.50%, 2/15/2049	313,000	404,991
ONEOK Partners L.P.:
3.38%, 10/1/2022	435,000	447,002
6.13%, 2/1/2041	360,000	464,123
6.85%, 10/15/2037	200,000	273,110
ONEOK, Inc.:
2.20%, 9/15/2025	100,000	102,896
2.75%, 9/1/2024	185,000	194,676
3.10%, 3/15/2030	395,000	413,008
4.00%, 7/13/2027	189,000	208,856
4.35%, 3/15/2029	468,000	528,423
4.45%, 9/1/2049	80,000	88,847
4.50%, 3/15/2050	325,000	362,755
4.55%, 7/15/2028	393,000	448,114
5.85%, 1/15/2026	145,000	171,621
6.00%, 6/15/2035	150,000	188,006
6.35%, 1/15/2031	165,000	213,403
7.15%, 1/15/2051	105,000	155,152
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	104,378
3.15%, 12/15/2029	293,000	307,946
3.55%, 10/1/2026	291,000	316,430
3.75%, 3/1/2028	251,000	274,928
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023 (b)	305,000	313,055
3.55%, 12/15/2029	425,000	448,239
3.80%, 9/15/2030 (b)	193,000	206,689
3.85%, 10/15/2023	125,000	132,515
4.30%, 1/31/2043	175,000	175,726
4.65%, 10/15/2025	405,000	453,167
4.90%, 2/15/2045	200,000	217,562
5.15%, 6/1/2042	195,000	218,720
6.65%, 1/15/2037	276,000	361,828
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	603,000	696,302
5.63%, 4/15/2023	384,000	412,708
Security Description	Principal Amount	Value
5.63%, 3/1/2025	$ 581,000	$ 664,164
5.75%, 5/15/2024	657,000	737,732
5.88%, 6/30/2026	321,000	379,868
4.50%, 5/15/2030	115,000	132,686
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	263,000	285,928
5.95%, 9/25/2043	200,000	271,016
TC PipeLines L.P.:
3.90%, 5/25/2027	322,000	355,585
4.38%, 3/13/2025	85,000	93,699
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	125,000	173,501
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	517,000	529,020
4.63%, 3/1/2034	223,000	264,514
4.75%, 5/15/2038	150,000	180,381
4.88%, 1/15/2026	202,000	232,195
5.00%, 10/16/2043	450,000	559,174
5.10%, 3/15/2049 (b)	250,000	328,217
5.85%, 3/15/2036	89,000	117,845
6.10%, 6/1/2040	250,000	343,802
6.20%, 10/15/2037	158,000	217,040
7.25%, 8/15/2038	420,000	632,113
7.63%, 1/15/2039	566,000	878,964
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	235,000	253,370
3.95%, 5/15/2050	330,000	370,613
4.00%, 3/15/2028	274,000	310,283
7.85%, 2/1/2026	422,000	536,134
Valero Energy Partners L.P.:
4.38%, 12/15/2026	201,000	227,817
4.50%, 3/15/2028	115,000	131,026
Williams Cos., Inc.:
2.60%, 3/15/2031	385,000	390,290
3.35%, 8/15/2022	115,000	117,872
3.50%, 11/15/2030 (b)	350,000	382,028
3.70%, 1/15/2023 (b)	123,000	128,043
3.90%, 1/15/2025	69,000	75,439
4.00%, 9/15/2025 (b)	236,000	261,436
4.30%, 3/4/2024	273,000	296,776
4.55%, 6/24/2024	278,000	306,234
4.85%, 3/1/2048	295,000	359,059
4.90%, 1/15/2045	208,000	251,553
5.75%, 6/24/2044	215,000	282,274
6.30%, 4/15/2040	512,000	701,532
		59,316,822
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 2.50%, 4/1/2031	297,000	300,998
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Agree L.P.:
2.00%, 6/15/2028	200,000	198,380
2.90%, 10/1/2030	165,000	172,187

See accompanying notes to financial statements.
86

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	$ 260,000	$ 246,082
3.00%, 5/18/2051	300,000	294,426
3.38%, 8/15/2031	325,000	356,668
3.45%, 4/30/2025	197,000	214,878
3.95%, 1/15/2027	65,000	72,649
4.00%, 2/1/2050	239,000	275,660
4.50%, 7/30/2029	275,000	322,946
4.70%, 7/1/2030	185,000	220,446
4.85%, 4/15/2049	175,000	225,025
4.90%, 12/15/2030	298,000	364,615
American Assets Trust L.P. 3.38%, 2/1/2031	75,000	77,504
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	150,000	154,506
3.30%, 7/15/2026	316,000	339,773
3.75%, 4/15/2023	100,000	104,883
3.88%, 1/30/2031 (b)	80,000	88,941
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	80,000	80,288
3.38%, 7/15/2051	135,000	134,072
American Tower Corp.:
0.60%, 1/15/2024	130,000	129,766
1.30%, 9/15/2025	70,000	70,153
1.50%, 1/31/2028	100,000	97,404
1.60%, 4/15/2026 (b)	100,000	101,076
1.88%, 10/15/2030	500,000	483,480
2.10%, 6/15/2030	75,000	73,783
2.40%, 3/15/2025	200,000	209,044
2.70%, 4/15/2031	100,000	103,309
2.75%, 1/15/2027	181,000	191,455
2.90%, 1/15/2030	95,000	99,872
2.95%, 1/15/2025	186,000	197,593
2.95%, 1/15/2051	125,000	119,035
3.00%, 6/15/2023	435,000	455,636
3.13%, 1/15/2027	115,000	123,203
3.38%, 5/15/2024	162,000	173,329
3.50%, 1/31/2023	180,000	188,566
3.70%, 10/15/2049	235,000	254,684
3.95%, 3/15/2029	602,000	676,618
4.00%, 6/1/2025	187,000	205,870
4.40%, 2/15/2026	595,000	671,910
5.00%, 2/15/2024	208,000	230,653
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	393,000	423,540
Series GMTN, 3.45%, 6/1/2025	100,000	109,223
Series GMTN, 3.50%, 11/15/2024	164,000	177,610
Series MTN, 2.45%, 1/15/2031	125,000	128,659
Security Description	Principal Amount	Value
Series MTN, 3.20%, 1/15/2028	$ 396,000	$ 429,664
Series MTN, 3.30%, 6/1/2029 (b)	115,000	125,612
Series MTN, 3.35%, 5/15/2027 (b)	101,000	110,935
Series MTN, 4.15%, 7/1/2047	550,000	667,925
Boston Properties L.P.:
2.55%, 4/1/2032	165,000	165,927
2.75%, 10/1/2026	45,000	48,051
3.20%, 1/15/2025	200,000	214,106
3.25%, 1/30/2031	275,000	294,387
3.40%, 6/21/2029	657,000	714,369
3.65%, 2/1/2026	567,000	624,998
4.50%, 12/1/2028	414,000	483,039
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	211,000	228,737
4.55%, 10/1/2029	163,000	182,578
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	65,000	65,036
3.90%, 3/15/2027	88,000	96,720
4.05%, 7/1/2030	550,000	616,682
4.13%, 6/15/2026	186,000	207,366
4.13%, 5/15/2029	150,000	168,200
Camden Property Trust:
3.15%, 7/1/2029	201,000	218,927
3.35%, 11/1/2049	425,000	464,223
Corporate Office Properties L.P.:
2.25%, 3/15/2026	100,000	102,795
2.75%, 4/15/2031	200,000	201,552
5.00%, 7/1/2025	277,000	312,295
Crown Castle International Corp.:
1.05%, 7/15/2026	250,000	244,585
2.10%, 4/1/2031	350,000	341,358
2.25%, 1/15/2031 (b)	170,000	167,749
2.90%, 4/1/2041	250,000	242,832
3.15%, 7/15/2023	135,000	141,835
3.20%, 9/1/2024	180,000	192,382
3.65%, 9/1/2027	667,000	735,428
3.70%, 6/15/2026	283,000	311,402
3.80%, 2/15/2028	672,000	746,700
4.00%, 3/1/2027	112,000	125,404
4.00%, 11/15/2049	653,000	726,384
4.45%, 2/15/2026	333,000	375,934
4.75%, 5/15/2047	218,000	266,324
5.20%, 2/15/2049	103,000	133,834
REIT, 1.35%, 7/15/2025	65,000	65,449
CubeSmart L.P.:
2.00%, 2/15/2031 (b)	150,000	145,829
3.00%, 2/15/2030	200,000	209,796
4.38%, 12/15/2023	65,000	70,246

See accompanying notes to financial statements.
87

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	$ 215,000	$ 205,164
2.90%, 11/15/2024	123,000	129,854
3.45%, 11/15/2029	145,000	154,432
Digital Realty Trust L.P.:
3.60%, 7/1/2029	318,000	353,556
3.70%, 8/15/2027	233,000	261,107
4.45%, 7/15/2028	225,000	260,930
Duke Realty L.P.:
1.75%, 7/1/2030	100,000	96,257
1.75%, 2/1/2031	155,000	149,105
3.25%, 6/30/2026	247,000	268,054
3.38%, 12/15/2027	176,000	193,605
3.75%, 12/1/2024	75,000	81,479
Equinix, Inc.:
1.00%, 9/15/2025	250,000	248,070
1.25%, 7/15/2025	161,000	161,464
1.45%, 5/15/2026	200,000	200,968
1.55%, 3/15/2028	125,000	122,770
1.80%, 7/15/2027	136,000	137,676
2.15%, 7/15/2030	150,000	149,007
2.63%, 11/18/2024	228,000	240,025
2.90%, 11/18/2026	236,000	252,657
3.00%, 7/15/2050	155,000	148,628
3.20%, 11/18/2029	193,000	207,386
ERP Operating L.P.:
2.50%, 2/15/2030 (b)	100,000	103,597
2.85%, 11/1/2026	190,000	203,239
3.00%, 4/15/2023	339,000	352,424
3.00%, 7/1/2029	139,000	149,525
3.38%, 6/1/2025	175,000	189,418
4.00%, 8/1/2047	100,000	118,228
4.15%, 12/1/2028	254,000	291,871
4.50%, 6/1/2045	160,000	199,909
Essex Portfolio L.P.:
1.65%, 1/15/2031	211,000	198,260
1.70%, 3/1/2028	227,000	223,300
2.55%, 6/15/2031 (d)	115,000	116,731
2.65%, 3/15/2032	235,000	238,504
2.65%, 9/1/2050	140,000	125,409
3.00%, 1/15/2030	127,000	133,624
3.25%, 5/1/2023	100,000	104,307
3.50%, 4/1/2025	100,000	108,277
3.63%, 5/1/2027	100,000	110,203
4.00%, 3/1/2029	121,000	136,666
Federal Realty Investment Trust:
1.25%, 2/15/2026	100,000	99,304
3.20%, 6/15/2029	200,000	214,918
3.25%, 7/15/2027	92,000	99,200
3.50%, 6/1/2030 (b)	325,000	356,772
3.95%, 1/15/2024	95,000	101,932
4.50%, 12/1/2044	319,000	377,804
Security Description	Principal Amount	Value
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	$ 355,000	$ 376,119
4.00%, 1/15/2030	357,000	384,657
4.00%, 1/15/2031	259,000	279,321
5.25%, 6/1/2025	232,000	261,355
5.38%, 11/1/2023	244,000	266,253
Healthcare Realty Trust, Inc.:
2.05%, 3/15/2031 (b)	215,000	208,507
3.63%, 1/15/2028 (b)	308,000	337,667
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031 (b)	402,000	389,228
3.10%, 2/15/2030	115,000	122,107
3.50%, 8/1/2026	100,000	109,871
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	200,000	210,048
3.00%, 1/15/2030	491,000	520,814
3.50%, 7/15/2029	133,000	147,167
6.75%, 2/1/2041	295,000	440,503
Highwoods Realty L.P.:
3.05%, 2/15/2030	100,000	104,671
3.88%, 3/1/2027	60,000	65,930
4.13%, 3/15/2028	175,000	196,262
4.20%, 4/15/2029	75,000	84,397
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025 (b)	84,000	91,028
Series F, 4.50%, 2/1/2026	30,000	32,944
Series H, 3.38%, 12/15/2029	374,000	392,801
Series I, 3.50%, 9/15/2030	185,000	194,158
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	100,000	105,561
4.65%, 4/1/2029	161,000	185,485
Kilroy Realty L.P.:
2.50%, 11/15/2032	390,000	383,916
3.05%, 2/15/2030	125,000	130,590
Kimco Realty Corp.:
1.90%, 3/1/2028	50,000	50,045
2.70%, 10/1/2030	239,000	246,187
3.30%, 2/1/2025	324,000	349,126
3.70%, 10/1/2049	254,000	274,350
3.80%, 4/1/2027 (b)	183,000	202,618
4.45%, 9/1/2047	125,000	149,651
Kite Realty Group L.P. 4.00%, 10/1/2026	30,000	32,356
Lexington Realty Trust 2.70%, 9/15/2030 (b)	100,000	101,864
Life Storage L.P.:
3.50%, 7/1/2026	57,000	62,377
3.88%, 12/15/2027	116,000	129,645
4.00%, 6/15/2029	61,000	68,355
Mid-America Apartments L.P.:
1.70%, 2/15/2031	220,000	208,811

See accompanying notes to financial statements.
88

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.75%, 3/15/2030	$ 125,000	$ 130,569
3.60%, 6/1/2027	140,000	155,961
3.95%, 3/15/2029	245,000	278,222
National Health Investors, Inc. 3.00%, 2/1/2031	145,000	140,480
National Retail Properties, Inc.:
3.10%, 4/15/2050	215,000	209,195
3.50%, 10/15/2027	334,000	361,622
3.50%, 4/15/2051	165,000	172,422
4.00%, 11/15/2025	124,000	137,440
4.80%, 10/15/2048	275,000	341,916
Office Properties Income Trust:
4.25%, 5/15/2024	129,000	137,395
4.50%, 2/1/2025	200,000	217,402
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	365,000	364,022
3.38%, 2/1/2031	510,000	524,015
5.25%, 1/15/2026	161,000	183,725
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	164,724
4.30%, 3/15/2027	58,000	65,455
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	204,000	207,550
Prologis L.P.:
1.25%, 10/15/2030	410,000	386,023
1.63%, 3/15/2031	500,000	481,820
2.13%, 4/15/2027 (b)	100,000	104,218
2.13%, 10/15/2050	155,000	132,263
3.00%, 4/15/2050	100,000	102,774
3.25%, 10/1/2026	50,000	54,901
4.38%, 2/1/2029	220,000	258,801
4.38%, 9/15/2048	200,000	252,240
Public Storage:
0.88%, 2/15/2026 (b)	125,000	124,221
1.85%, 5/1/2028 (b)	390,000	393,030
2.30%, 5/1/2031	125,000	127,565
3.09%, 9/15/2027	108,000	118,582
3.39%, 5/1/2029	275,000	305,429
Realty Income Corp.:
0.75%, 3/15/2026 (b)	245,000	240,291
1.80%, 3/15/2033 (b)	125,000	119,354
3.25%, 6/15/2029	130,000	141,636
3.25%, 1/15/2031	375,000	409,230
3.65%, 1/15/2028	155,000	173,217
3.88%, 7/15/2024	85,000	92,060
4.13%, 10/15/2026	191,000	216,531
Regency Centers L.P.:
2.95%, 9/15/2029	170,000	179,083
3.60%, 2/1/2027	175,000	193,737
3.70%, 6/15/2030	125,000	138,529
4.13%, 3/15/2028	107,000	120,229
4.65%, 3/15/2049	118,000	142,997
Security Description	Principal Amount	Value
Retail Properties of America, Inc. 4.75%, 9/15/2030	$ 219,000	$ 242,056
Rexford Industrial Realty L.P. 2.13%, 12/1/2030	125,000	120,605
Sabra Health Care L.P. 5.13%, 8/15/2026	65,000	73,159
Simon Property Group L.P.:
1.75%, 2/1/2028	250,000	249,075
2.20%, 2/1/2031 (b)	200,000	197,562
2.45%, 9/13/2029	245,000	252,061
2.65%, 7/15/2030 (b)	225,000	233,424
2.75%, 6/1/2023	214,000	222,166
3.25%, 9/13/2049	595,000	602,455
3.38%, 10/1/2024	494,000	531,801
3.38%, 6/15/2027	132,000	143,792
3.38%, 12/1/2027 (b)	297,000	323,700
3.50%, 9/1/2025 (b)	326,000	357,025
3.80%, 7/15/2050	305,000	337,059
4.25%, 10/1/2044	400,000	462,040
REIT, 2.00%, 9/13/2024	150,000	155,402
SITE Centers Corp.:
3.63%, 2/1/2025	83,000	87,577
4.70%, 6/1/2027	299,000	331,809
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	36,021
Spirit Realty L.P.:
2.10%, 3/15/2028	225,000	224,201
2.70%, 2/15/2032	255,000	252,861
3.20%, 1/15/2027	150,000	159,869
3.20%, 2/15/2031	250,000	260,505
3.40%, 1/15/2030	50,000	53,286
4.00%, 7/15/2029	185,000	205,613
STORE Capital Corp.:
2.75%, 11/18/2030	100,000	100,999
4.50%, 3/15/2028	176,000	199,162
4.63%, 3/15/2029	155,000	176,734
UDR, Inc.:
3.00%, 8/15/2031	165,000	173,382
3.10%, 11/1/2034	65,000	68,273
Series GMTN, 3.50%, 1/15/2028	158,000	172,849
Series MTN, 1.90%, 3/15/2033	100,000	93,726
Series MTN, 2.10%, 8/1/2032	25,000	24,022
Series MTN, 2.10%, 6/15/2033	250,000	239,127
Series MTN, 2.95%, 9/1/2026	274,000	293,027
Series MTN, 3.20%, 1/15/2030	243,000	262,916
Series MTN, 4.40%, 1/26/2029	332,000	383,161

See accompanying notes to financial statements.
89

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Ventas Realty L.P.:
2.65%, 1/15/2025	$ 521,000	$ 548,384
3.25%, 10/15/2026	121,000	131,655
3.75%, 5/1/2024	246,000	263,978
3.85%, 4/1/2027	375,000	419,201
4.88%, 4/15/2049	258,000	319,665
VEREIT Operating Partnership L.P.:
2.20%, 6/15/2028 (b)	150,000	152,547
2.85%, 12/15/2032	95,000	99,353
3.40%, 1/15/2028	225,000	245,302
3.95%, 8/15/2027	161,000	181,404
4.60%, 2/6/2024	355,000	387,174
4.63%, 11/1/2025	330,000	374,038
4.88%, 6/1/2026	100,000	115,424
Welltower, Inc.:
2.70%, 2/15/2027	200,000	212,212
2.75%, 1/15/2031	435,000	448,963
2.80%, 6/1/2031	200,000	206,664
4.00%, 6/1/2025	540,000	596,052
4.25%, 4/15/2028	208,000	238,351
4.95%, 9/1/2048	215,000	275,243
6.50%, 3/15/2041	230,000	328,330
REIT, 3.63%, 3/15/2024	271,000	291,027
Weyerhaeuser Co.:
4.00%, 11/15/2029	308,000	351,539
7.38%, 3/15/2032	200,000	288,288
8.50%, 1/15/2025	129,000	161,100
WP Carey, Inc.:
2.25%, 4/1/2033	130,000	125,086
2.40%, 2/1/2031	100,000	99,640
3.85%, 7/15/2029	350,000	388,353
		62,251,707
RETAIL — 0.8%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	345,000	342,105
AutoNation, Inc.:
3.80%, 11/15/2027 (b)	208,000	227,962
4.50%, 10/1/2025	187,000	207,807
4.75%, 6/1/2030	100,000	118,388
AutoZone, Inc.:
1.65%, 1/15/2031	49,000	46,632
3.13%, 4/18/2024	200,000	212,932
3.13%, 4/21/2026 (b)	70,000	76,016
3.75%, 6/1/2027	119,000	133,057
3.75%, 4/18/2029	539,000	601,228
Best Buy Co., Inc.:
1.95%, 10/1/2030	200,000	193,718
4.45%, 10/1/2028	260,000	301,389
Costco Wholesale Corp.:
1.38%, 6/20/2027	175,000	176,202
1.60%, 4/20/2030	1,125,000	1,108,620
1.75%, 4/20/2032 (b)	244,000	240,406
2.75%, 5/18/2024 (b)	301,000	319,069
Security Description	Principal Amount	Value
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	$ 218,000	$ 242,087
4.55%, 2/15/2048	100,000	117,466
Dollar General Corp. 3.88%, 4/15/2027 (b)	658,000	740,138
Dollar Tree, Inc.:
3.70%, 5/15/2023	304,000	321,158
4.00%, 5/15/2025	202,000	222,933
4.20%, 5/15/2028	306,000	349,094
Genuine Parts Co. 1.88%, 11/1/2030	145,000	139,882
Home Depot, Inc.:
0.90%, 3/15/2028 (b)	530,000	516,623
1.38%, 3/15/2031 (b)	750,000	717,892
2.13%, 9/15/2026	811,000	853,359
2.38%, 3/15/2051	260,000	240,518
2.50%, 4/15/2027	350,000	373,212
2.70%, 4/1/2023	210,000	217,694
2.70%, 4/15/2030	1,251,000	1,338,520
2.80%, 9/14/2027 (b)	125,000	135,480
2.95%, 6/15/2029	356,000	389,058
3.00%, 4/1/2026	363,000	395,176
3.13%, 12/15/2049	455,000	482,264
3.35%, 9/15/2025	480,000	525,763
3.50%, 9/15/2056	181,000	204,573
3.90%, 12/6/2028	163,000	189,453
3.90%, 6/15/2047	231,000	274,287
4.20%, 4/1/2043	375,000	458,749
4.25%, 4/1/2046	484,000	602,619
4.88%, 2/15/2044	300,000	399,555
Kohl's Corp.:
3.38%, 5/1/2031 (b)	110,000	113,951
5.55%, 7/17/2045	210,000	251,824
Lowe's Cos., Inc.:
1.30%, 4/15/2028	1,153,000	1,124,659
1.70%, 10/15/2030	970,000	930,492
2.50%, 4/15/2026	498,000	528,562
2.63%, 4/1/2031	250,000	258,887
3.00%, 10/15/2050	171,000	168,464
3.10%, 5/3/2027	295,000	321,928
3.50%, 4/1/2051	300,000	321,996
3.65%, 4/5/2029	279,000	312,237
3.70%, 4/15/2046	439,000	482,246
4.00%, 4/15/2025	735,000	813,586
4.05%, 5/3/2047	261,000	300,727
4.50%, 4/15/2030	180,000	212,989
McDonald's Corp.:
Series MTN, 3.38%, 5/26/2025 (b)	285,000	309,422
Series MTN, 3.50%, 3/1/2027	333,000	367,872
Series MTN, 3.60%, 7/1/2030 (b)	1,898,000	2,134,339
Series MTN, 3.70%, 1/30/2026	320,000	355,728

See accompanying notes to financial statements.
90

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 3.70%, 2/15/2042	$ 315,000	$ 352,409
Series MTN, 4.45%, 3/1/2047	300,000	367,770
Series MTN, 4.45%, 9/1/2048	155,000	193,104
Series MTN, 4.70%, 12/9/2035	195,000	241,740
Series MTN, 4.88%, 7/15/2040	415,000	531,171
Series MTN, 5.70%, 2/1/2039	300,000	410,583
Series MTN, 6.30%, 10/15/2037	188,000	270,466
Series MTN, 6.30%, 3/1/2038	320,000	461,293
Nordstrom, Inc.:
4.25%, 8/1/2031 (b) (f)	260,000	271,474
4.38%, 4/1/2030 (b)	300,000	312,351
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (b)	245,000	235,570
3.55%, 3/15/2026	100,000	110,594
3.60%, 9/1/2027	227,000	254,340
4.20%, 4/1/2030	330,000	380,770
Ross Stores, Inc.:
0.88%, 4/15/2026	496,000	485,852
1.88%, 4/15/2031	475,000	460,436
Starbucks Corp.:
2.00%, 3/12/2027	200,000	205,674
2.25%, 3/12/2030	225,000	228,200
2.45%, 6/15/2026	164,000	173,181
2.55%, 11/15/2030	235,000	243,446
3.10%, 3/1/2023	192,000	200,417
3.35%, 3/12/2050	125,000	130,559
3.50%, 3/1/2028 (b)	132,000	147,564
3.50%, 11/15/2050	150,000	161,235
3.55%, 8/15/2029	267,000	298,808
3.75%, 12/1/2047	239,000	265,235
3.80%, 8/15/2025	533,000	590,074
4.00%, 11/15/2028	126,000	145,005
4.30%, 6/15/2045	35,000	41,634
4.45%, 8/15/2049	150,000	186,138
4.50%, 11/15/2048	270,000	336,442
Target Corp.:
3.50%, 7/1/2024	180,000	195,305
3.63%, 4/15/2046 (b)	850,000	1,009,162
3.90%, 11/15/2047	100,000	125,180
4.00%, 7/1/2042	875,000	1,087,432
6.50%, 10/15/2037	100,000	154,521
TJX Cos., Inc.:
1.15%, 5/15/2028	100,000	96,565
1.60%, 5/15/2031 (b)	294,000	283,351
2.25%, 9/15/2026	306,000	321,790
2.50%, 5/15/2023	330,000	341,431
Tractor Supply Co. 1.75%, 11/1/2030	80,000	76,338
Security Description	Principal Amount	Value
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	$ 400,000	$ 426,832
3.45%, 6/1/2026	799,000	869,328
3.80%, 11/18/2024	446,000	486,024
Walmart, Inc.:
2.35%, 12/15/2022	464,000	477,131
2.38%, 9/24/2029 (b)	354,000	375,056
2.55%, 4/11/2023	459,000	475,565
2.65%, 12/15/2024	261,000	278,038
2.85%, 7/8/2024	663,000	706,685
2.95%, 9/24/2049	119,000	126,348
3.05%, 7/8/2026	576,000	630,553
3.25%, 7/8/2029 (b)	563,000	630,194
3.40%, 6/26/2023	693,000	733,880
3.55%, 6/26/2025	402,000	443,350
3.63%, 12/15/2047	202,000	236,954
3.70%, 6/26/2028	148,000	168,480
3.95%, 6/28/2038	544,000	653,611
4.00%, 4/11/2043	285,000	347,905
4.30%, 4/22/2044	521,000	661,212
5.00%, 10/25/2040	100,000	135,264
5.25%, 9/1/2035	534,000	727,276
5.88%, 4/5/2027 (b)	229,000	287,173
6.20%, 4/15/2038	100,000	149,260
6.50%, 8/15/2037	599,000	912,199
		47,385,921
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 7.50%, 8/15/2022	250,000	268,590
Analog Devices, Inc.:
3.50%, 12/5/2026	383,000	424,410
5.30%, 12/15/2045	110,000	148,155
Applied Materials, Inc.:
1.75%, 6/1/2030	500,000	494,940
2.75%, 6/1/2050 (b)	435,000	433,695
3.90%, 10/1/2025 (b)	170,000	189,762
4.35%, 4/1/2047	322,000	410,280
5.10%, 10/1/2035	190,000	251,013
5.85%, 6/15/2041	194,000	285,605
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.13%, 1/15/2025	100,000	106,728
3.50%, 1/15/2028	300,000	329,118
3.88%, 1/15/2027	1,170,000	1,293,107
Broadcom, Inc.:
1.95%, 2/15/2028 (b) (f)	168,000	168,079
2.45%, 2/15/2031 (f)	515,000	506,817
2.60%, 2/15/2033 (b) (f)	500,000	490,160
3.15%, 11/15/2025	289,000	309,987
3.42%, 4/15/2033 (f)	1,391,000	1,466,643
3.46%, 9/15/2026	1,062,000	1,155,849
3.47%, 4/15/2034 (f)	634,000	671,026
3.50%, 2/15/2041 (f)	230,000	236,031
3.63%, 10/15/2024	100,000	108,349

See accompanying notes to financial statements.
91

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.75%, 2/15/2051 (b) (f)	$ 300,000	$ 313,506
4.11%, 9/15/2028	967,000	1,087,130
4.15%, 11/15/2030	892,000	1,000,976
4.30%, 11/15/2032	100,000	113,862
4.70%, 4/15/2025	269,000	302,749
4.75%, 4/15/2029	557,000	647,941
5.00%, 4/15/2030	361,000	426,702
Intel Corp.:
2.70%, 12/15/2022	634,000	656,818
3.10%, 7/29/2022	100,000	103,130
3.25%, 11/15/2049	411,000	438,027
3.40%, 3/25/2025	760,000	829,654
3.70%, 7/29/2025	734,000	811,092
3.73%, 12/8/2047	496,000	565,981
3.75%, 3/25/2027	314,000	354,663
3.90%, 3/25/2030 (b)	820,000	953,447
4.00%, 12/15/2032	271,000	326,401
4.10%, 5/11/2047	236,000	283,127
4.75%, 3/25/2050	2,001,000	2,656,808
4.90%, 7/29/2045 (b)	300,000	400,548
KLA Corp.:
3.30%, 3/1/2050	281,000	298,560
4.10%, 3/15/2029	141,000	162,566
4.65%, 11/1/2024	103,000	115,012
5.00%, 3/15/2049	245,000	330,860
Lam Research Corp.:
1.90%, 6/15/2030	571,000	573,176
2.88%, 6/15/2050	125,000	126,479
3.13%, 6/15/2060	195,000	203,334
3.75%, 3/15/2026	326,000	365,254
4.00%, 3/15/2029 (b)	204,000	237,264
4.88%, 3/15/2049	240,000	324,818
Marvell Technology, Inc.:
1.65%, 4/15/2026 (f)	450,000	449,833
2.45%, 4/15/2028 (f)	385,000	392,392
2.95%, 4/15/2031 (f)	130,000	134,785
4.88%, 6/22/2028 (f)	227,000	262,205
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	105,000	115,858
Micron Technology, Inc.:
4.19%, 2/15/2027	669,000	755,421
4.64%, 2/6/2024	252,000	276,053
4.66%, 2/15/2030	163,000	189,771
4.98%, 2/6/2026	235,000	270,147
NVIDIA Corp.:
2.85%, 4/1/2030	582,000	630,131
3.20%, 9/16/2026	438,000	482,032
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (f)	598,000	658,362
5.35%, 3/1/2026 (f)	156,000	181,954
5.55%, 12/1/2028 (f)	198,000	242,766
Security Description	Principal Amount	Value
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (f)	$ 50,000	$ 52,715
3.15%, 5/1/2027 (f)	100,000	107,135
3.25%, 5/11/2041 (f)	550,000	563,959
3.40%, 5/1/2030 (f)	246,000	268,174
3.88%, 6/18/2026 (f)	205,000	226,984
QUALCOMM, Inc.:
2.15%, 5/20/2030	439,000	449,299
2.60%, 1/30/2023	102,000	105,622
2.90%, 5/20/2024	339,000	360,208
3.25%, 5/20/2027	586,000	647,132
3.25%, 5/20/2050 (b)	208,000	224,280
3.45%, 5/20/2025	237,000	260,072
4.30%, 5/20/2047	163,000	205,224
4.65%, 5/20/2035	254,000	322,275
4.80%, 5/20/2045	578,000	768,127
Skyworks Solutions, Inc. 1.80%, 6/1/2026	100,000	101,413
Texas Instruments, Inc.:
1.38%, 3/12/2025	665,000	679,098
1.75%, 5/4/2030	190,000	188,869
2.25%, 9/4/2029 (b)	250,000	260,292
2.90%, 11/3/2027	191,000	208,028
3.88%, 3/15/2039	100,000	120,057
4.15%, 5/15/2048	282,000	357,446
Xilinx, Inc.:
2.38%, 6/1/2030	250,000	253,960
2.95%, 6/1/2024	350,000	370,468
		36,900,776
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	167,000	182,140
SOFTWARE — 0.8%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	105,000	98,335
2.50%, 9/15/2050	251,000	225,616
3.40%, 9/15/2026	425,000	467,870
Adobe, Inc.:
1.70%, 2/1/2023	295,000	301,637
1.90%, 2/1/2025 (b)	224,000	232,848
2.15%, 2/1/2027	275,000	288,060
2.30%, 2/1/2030	320,000	333,165
3.25%, 2/1/2025	376,000	407,261
Autodesk, Inc.:
2.85%, 1/15/2030	390,000	411,204
3.50%, 6/15/2027	430,000	473,765
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	152,874
2.90%, 12/1/2029	173,000	182,863
CA, Inc. 4.70%, 3/15/2027	100,000	112,174

See accompanying notes to financial statements.
92

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Citrix Systems, Inc.:
1.25%, 3/1/2026	$ 155,000	$ 153,235
3.30%, 3/1/2030	355,000	373,677
Electronic Arts, Inc.:
1.85%, 2/15/2031	370,000	357,790
4.80%, 3/1/2026	166,000	191,239
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	200,000	199,830
0.60%, 3/1/2024	85,000	84,865
1.15%, 3/1/2026	250,000	248,025
1.65%, 3/1/2028	90,000	89,456
2.25%, 3/1/2031	358,000	357,445
3.10%, 3/1/2041	40,000	41,095
Fiserv, Inc.:
2.25%, 6/1/2027	547,000	567,644
2.65%, 6/1/2030 (b)	317,000	328,177
2.75%, 7/1/2024	425,000	448,154
3.20%, 7/1/2026	311,000	336,916
3.50%, 10/1/2022	482,000	496,629
3.50%, 7/1/2029	504,000	554,813
3.85%, 6/1/2025	165,000	181,520
4.20%, 10/1/2028 (b)	254,000	292,174
4.40%, 7/1/2049	475,000	572,199
Intuit, Inc.:
0.65%, 7/15/2023	325,000	326,651
0.95%, 7/15/2025 (b)	280,000	280,591
1.35%, 7/15/2027	85,000	84,934
1.65%, 7/15/2030 (b)	85,000	83,705
Microsoft Corp.:
2.00%, 8/8/2023	552,000	570,072
2.13%, 11/15/2022	160,000	164,088
2.38%, 5/1/2023	515,000	532,062
2.40%, 8/8/2026	1,070,000	1,140,256
2.53%, 6/1/2050	2,136,000	2,098,983
2.65%, 11/3/2022	513,000	527,143
2.68%, 6/1/2060	761,000	757,682
2.70%, 2/12/2025 (b)	364,000	389,800
2.88%, 2/6/2024	200,000	211,632
2.92%, 3/17/2052	1,669,000	1,770,375
3.04%, 3/17/2062	385,000	411,657
3.13%, 11/3/2025	976,000	1,064,962
3.30%, 2/6/2027	1,323,000	1,472,433
3.45%, 8/8/2036	249,000	287,767
3.50%, 2/12/2035	343,000	397,599
3.63%, 12/15/2023	569,000	610,315
3.95%, 8/8/2056	40,000	50,309
4.10%, 2/6/2037	225,000	277,528
4.20%, 11/3/2035	140,000	173,776
4.25%, 2/6/2047	100,000	129,615
Oracle Corp.:
1.65%, 3/25/2026	340,000	344,716
2.30%, 3/25/2028	385,000	395,330
2.40%, 9/15/2023	515,000	534,246
2.50%, 10/15/2022	647,000	664,275
Security Description	Principal Amount	Value
2.50%, 4/1/2025	$ 1,468,000	$ 1,542,031
2.63%, 2/15/2023	239,000	247,148
2.65%, 7/15/2026	1,172,000	1,236,964
2.80%, 4/1/2027	220,000	233,268
2.88%, 3/25/2031	705,000	734,102
2.95%, 11/15/2024	501,000	533,770
2.95%, 5/15/2025	497,000	529,285
3.25%, 11/15/2027	955,000	1,037,225
3.25%, 5/15/2030 (b)	280,000	301,974
3.40%, 7/8/2024	443,000	474,985
3.60%, 4/1/2040	400,000	421,960
3.60%, 4/1/2050	1,489,000	1,529,888
3.63%, 7/15/2023	250,000	265,625
3.65%, 3/25/2041	850,000	902,819
3.80%, 11/15/2037	465,000	509,821
3.85%, 7/15/2036	696,000	768,962
3.90%, 5/15/2035	513,000	574,057
3.95%, 3/25/2051	775,000	846,842
4.00%, 7/15/2046	533,000	579,158
4.00%, 11/15/2047	423,000	461,142
4.10%, 3/25/2061	520,000	576,280
4.13%, 5/15/2045	454,000	505,520
4.30%, 7/8/2034	484,000	562,113
4.38%, 5/15/2055	409,000	474,420
4.50%, 7/8/2044	786,000	918,166
5.38%, 7/15/2040	661,000	856,689
6.13%, 7/8/2039	100,000	138,484
6.50%, 4/15/2038	250,000	354,447
Roper Technologies, Inc.:
0.45%, 8/15/2022	146,000	146,086
3.65%, 9/15/2023	180,000	191,941
3.80%, 12/15/2026 (b)	336,000	375,020
salesforce.com, Inc.:
0.63%, 7/15/2024	140,000	140,069
1.50%, 7/15/2028	165,000	164,980
1.95%, 7/15/2031	400,000	400,620
2.70%, 7/15/2041 (d)	150,000	150,941
2.90%, 7/15/2051	250,000	252,615
3.05%, 7/15/2061	125,000	127,028
3.25%, 4/11/2023	553,000	580,152
3.70%, 4/11/2028	343,000	390,516
ServiceNow, Inc. 1.40%, 9/1/2030	515,000	483,219
VMware, Inc.:
2.95%, 8/21/2022	150,000	153,920
3.90%, 8/21/2027	298,000	331,182
4.50%, 5/15/2025	600,000	670,614
		47,991,105
TELECOMMUNICATIONS — 1.4%
America Movil SAB de CV:
2.88%, 5/7/2030	765,000	806,356
3.13%, 7/16/2022	1,120,000	1,150,464
3.63%, 4/22/2029	365,000	402,953
4.38%, 7/16/2042	100,000	120,434
4.38%, 4/22/2049 (b)	463,000	572,009

See accompanying notes to financial statements.
93

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
6.13%, 11/15/2037	$ 108,000	$ 149,790
6.13%, 3/30/2040	543,000	769,741
AT&T, Inc.:
0.90%, 3/25/2024	900,000	901,935
1.65%, 2/1/2028	771,000	765,264
1.70%, 3/25/2026 (b)	400,000	404,296
2.25%, 2/1/2032	663,000	651,656
2.30%, 6/1/2027	347,000	359,103
2.55%, 12/1/2033 (f)	925,000	916,786
2.75%, 6/1/2031	907,000	942,908
3.10%, 2/1/2043	628,000	615,647
3.30%, 2/1/2052	400,000	389,592
3.40%, 5/15/2025 (b)	615,000	670,122
3.50%, 6/1/2041	752,000	782,794
3.50%, 9/15/2053 (f)	1,489,000	1,493,348
3.50%, 2/1/2061 (b)	228,000	223,490
3.55%, 9/15/2055 (f)	2,706,000	2,711,466
3.65%, 6/1/2051	734,000	767,096
3.65%, 9/15/2059 (f)	552,000	559,242
3.80%, 2/15/2027	351,000	391,526
3.80%, 12/1/2057 (f)	1,085,000	1,133,825
3.85%, 6/1/2060	305,000	321,729
4.05%, 12/15/2023	150,000	162,672
4.10%, 2/15/2028	555,000	632,928
4.25%, 3/1/2027	1,067,000	1,211,120
4.30%, 2/15/2030	1,048,000	1,211,698
4.30%, 12/15/2042	202,000	230,074
4.35%, 3/1/2029	793,000	917,913
4.35%, 6/15/2045	559,000	638,680
4.45%, 4/1/2024	1,072,000	1,171,332
4.50%, 5/15/2035	1,633,000	1,916,456
4.55%, 3/9/2049	100,000	117,365
4.75%, 5/15/2046	715,000	868,639
4.85%, 3/1/2039	777,000	944,638
4.90%, 6/15/2042	270,000	328,871
5.15%, 3/15/2042	196,000	245,821
5.15%, 2/15/2050	250,000	323,442
5.25%, 3/1/2037	512,000	645,801
5.35%, 9/1/2040	172,000	221,533
5.55%, 8/15/2041	1,000	1,318
Bell Telephone Co. of Canada or Bell Canada:
4.46%, 4/1/2048	154,000	191,099
Series US-3, 0.75%, 3/17/2024	495,000	496,307
Series US-4, 3.65%, 3/17/2051	250,000	273,593
British Telecommunications PLC:
4.50%, 12/4/2023	226,000	245,926
9.63%, 12/15/2030	798,000	1,237,467
Cisco Systems, Inc.:
2.20%, 9/20/2023	100,000	103,781
2.60%, 2/28/2023	136,000	141,192
2.95%, 2/28/2026	458,000	498,396
Security Description	Principal Amount	Value
3.50%, 6/15/2025	$ 281,000	$ 310,297
3.63%, 3/4/2024	160,000	173,146
5.50%, 1/15/2040 (b)	551,000	779,577
5.90%, 2/15/2039	506,000	736,473
Corning, Inc.:
4.38%, 11/15/2057	290,000	345,593
5.35%, 11/15/2048	128,000	172,636
5.45%, 11/15/2079	528,000	737,547
5.85%, 11/15/2068	200,000	288,408
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	784,000	1,174,197
9.25%, 6/1/2032	299,000	485,151
Juniper Networks, Inc.:
1.20%, 12/10/2025	205,000	204,740
2.00%, 12/10/2030	173,000	166,040
3.75%, 8/15/2029	100,000	111,314
Koninklijke KPN NV 8.38%, 10/1/2030	350,000	495,586
Motorola Solutions, Inc.:
2.30%, 11/15/2030	413,000	406,264
2.75%, 5/24/2031	175,000	178,605
4.60%, 2/23/2028	166,000	193,436
4.60%, 5/23/2029	197,000	229,728
5.50%, 9/1/2044	152,000	198,527
Orange SA:
5.38%, 1/13/2042	302,000	407,637
9.00%, 3/1/2031	687,000	1,082,252
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	149,796
3.63%, 12/15/2025	235,000	259,555
3.70%, 11/15/2049	160,000	170,365
4.10%, 10/1/2023	292,000	312,139
4.35%, 5/1/2049 (b)	404,000	475,524
4.50%, 3/15/2043	183,000	213,177
5.00%, 3/15/2044	168,000	210,138
5.45%, 10/1/2043	135,000	177,837
7.50%, 8/15/2038	167,000	253,838
Telefonica Emisiones SA:
4.57%, 4/27/2023	256,000	274,171
4.67%, 3/6/2038	270,000	317,641
5.21%, 3/8/2047	998,000	1,249,416
7.05%, 6/20/2036	685,000	986,044
TELUS Corp.:
3.70%, 9/15/2027	117,000	131,380
4.30%, 6/15/2049	207,000	249,816
4.60%, 11/16/2048	236,000	296,343
T-Mobile USA, Inc.:
1.50%, 2/15/2026	375,000	377,625
2.05%, 2/15/2028	361,000	365,812
2.25%, 11/15/2031	400,000	393,936
2.55%, 2/15/2031	374,000	378,264
3.00%, 2/15/2041	360,000	356,000
3.30%, 2/15/2051	528,000	526,126
3.50%, 4/15/2025	491,000	532,475

See accompanying notes to financial statements.
94

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.60%, 11/15/2060	$ 105,000	$ 107,204
3.75%, 4/15/2027	375,000	414,409
3.88%, 4/15/2030	2,416,000	2,696,715
4.38%, 4/15/2040	719,000	842,754
4.50%, 4/15/2050	569,000	676,882
Verizon Communications, Inc.:
0.75%, 3/22/2024	290,000	291,264
0.85%, 11/20/2025	1,074,000	1,060,886
1.45%, 3/20/2026	388,000	391,585
1.68%, 10/30/2030	595,000	568,433
1.75%, 1/20/2031 (b)	634,000	607,575
2.10%, 3/22/2028	340,000	347,201
2.55%, 3/21/2031	1,695,000	1,734,239
2.65%, 11/20/2040	946,000	912,720
2.99%, 10/30/2056	3,560,000	3,347,219
3.00%, 3/22/2027 (b)	1,537,000	1,652,921
3.00%, 11/20/2060	580,000	544,527
3.15%, 3/22/2030	875,000	943,731
3.38%, 2/15/2025 (f)	85,000	92,349
3.40%, 3/22/2041	455,000	481,950
3.55%, 3/22/2051	1,050,000	1,121,988
3.70%, 3/22/2061	800,000	858,024
3.85%, 11/1/2042	350,000	396,641
3.88%, 2/8/2029	736,000	837,391
4.00%, 3/22/2050	304,000	349,861
4.13%, 3/16/2027	247,000	281,116
4.13%, 8/15/2046	917,000	1,076,989
4.27%, 1/15/2036	1,161,000	1,384,760
4.33%, 9/21/2028	1,022,000	1,187,871
4.40%, 11/1/2034	607,000	723,799
4.50%, 8/10/2033	387,500	463,686
4.52%, 9/15/2048	220,000	271,570
4.67%, 3/15/2055	827,000	1,068,525
4.75%, 11/1/2041	623,000	791,733
4.81%, 3/15/2039	504,000	639,067
4.86%, 8/21/2046	250,000	322,945
5.01%, 4/15/2049	81,000	107,178
5.50%, 3/16/2047	250,000	349,495
Vodafone Group PLC:
4.13%, 5/30/2025	425,000	474,419
4.25%, 9/17/2050	445,000	518,002
4.38%, 5/30/2028	881,000	1,024,832
4.38%, 2/19/2043	560,000	653,486
4.88%, 6/19/2049	430,000	542,204
5.00%, 5/30/2038	159,000	200,278
5.25%, 5/30/2048	175,000	229,399
6.15%, 2/27/2037	661,000	915,611
7.88%, 2/15/2030	187,000	267,483
		86,259,123
TEXTILES — 0.0% (a)
Mohawk Industries, Inc.:
3.63%, 5/15/2030	150,000	164,736
Security Description	Principal Amount	Value
3.85%, 2/1/2023 (b)	$ 335,000	$ 349,753
		514,489
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
2.60%, 11/19/2022	40,000	41,138
3.00%, 11/19/2024	300,000	319,095
3.90%, 11/19/2029 (b)	174,000	193,514
5.10%, 5/15/2044	241,000	295,466
		849,213
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	234,000	243,199
3.00%, 4/1/2025 (b)	413,000	445,148
3.05%, 9/1/2022	320,000	327,875
3.25%, 6/15/2027	189,000	208,208
3.30%, 9/15/2051	250,000	272,780
3.40%, 9/1/2024	225,000	243,463
3.55%, 2/15/2050	240,000	271,838
3.65%, 9/1/2025	328,000	361,866
3.75%, 4/1/2024	130,000	140,357
3.85%, 9/1/2023	200,000	213,420
3.90%, 8/1/2046	190,000	223,102
4.05%, 6/15/2048	95,000	114,807
4.15%, 12/15/2048	435,000	533,649
4.38%, 9/1/2042	125,000	154,619
4.40%, 3/15/2042	326,000	402,900
4.45%, 3/15/2043	306,000	383,577
4.55%, 9/1/2044	505,000	643,673
4.70%, 9/1/2045	245,000	318,980
4.95%, 9/15/2041	100,000	131,380
5.40%, 6/1/2041	83,000	114,039
Canadian National Railway Co.:
2.45%, 5/1/2050	392,000	354,748
2.75%, 3/1/2026	50,000	53,669
3.20%, 8/2/2046	317,000	328,510
3.65%, 2/3/2048	333,000	369,523
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	90,000	89,688
4.00%, 6/1/2028	206,000	234,199
4.80%, 9/15/2035	570,000	707,683
6.13%, 9/15/2115	255,000	396,273
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	152,000	173,551
CSX Corp.:
2.40%, 2/15/2030 (b)	125,000	128,734
2.50%, 5/15/2051	690,000	627,976
2.60%, 11/1/2026	156,000	166,124
3.25%, 6/1/2027	312,000	342,152
3.35%, 9/15/2049	407,000	431,180
3.80%, 3/1/2028	194,000	218,710
3.80%, 11/1/2046	235,000	265,900
3.80%, 4/15/2050	250,000	286,625

See accompanying notes to financial statements.
95

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.25%, 3/15/2029	$ 214,000	$ 248,775
4.25%, 11/1/2066	110,000	136,117
4.30%, 3/1/2048	323,000	392,167
4.40%, 3/1/2043	15,000	18,068
4.50%, 8/1/2054	125,000	158,465
4.65%, 3/1/2068	200,000	262,522
4.75%, 11/15/2048	249,000	322,171
6.00%, 10/1/2036	100,000	138,783
6.15%, 5/1/2037	205,000	289,413
FedEx Corp.:
3.10%, 8/5/2029	227,000	246,134
3.25%, 4/1/2026	773,000	846,389
3.40%, 2/15/2028	189,000	209,977
4.05%, 2/15/2048	481,000	552,520
4.10%, 2/1/2045	143,000	163,440
4.25%, 5/15/2030 (b)	205,000	238,925
4.40%, 1/15/2047	142,000	169,586
4.55%, 4/1/2046	377,000	456,392
4.90%, 1/15/2034	387,000	482,999
5.25%, 5/15/2050	1,000,000	1,356,590
FedEx Corp. Pass Through Trust Series 2020-1, Class AA , 1.88%, 8/20/2035	97,326	96,380
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	256,000	285,084
Kansas City Southern:
2.88%, 11/15/2029	174,000	183,177
3.00%, 5/15/2023	225,000	233,249
4.20%, 11/15/2069	145,000	167,671
4.30%, 5/15/2043	165,000	189,413
4.95%, 8/15/2045	249,000	318,127
Kirby Corp. 4.20%, 3/1/2028 (b)	450,000	503,091
Norfolk Southern Corp.:
2.55%, 11/1/2029	200,000	210,324
2.90%, 2/15/2023	149,000	153,977
2.90%, 6/15/2026	450,000	485,289
3.05%, 5/15/2050	245,000	245,610
3.15%, 6/1/2027	341,000	370,762
3.16%, 5/15/2055	161,000	162,803
3.40%, 11/1/2049	165,000	175,184
3.80%, 8/1/2028 (b)	70,000	79,285
4.05%, 8/15/2052	150,000	177,149
4.10%, 5/15/2049	183,000	215,020
4.10%, 5/15/2121	100,000	109,427
4.45%, 6/15/2045	241,000	294,620
4.65%, 1/15/2046	164,000	205,481
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	229,000	234,109
Series MTN, 2.50%, 9/1/2024	194,000	203,070
Series MTN, 2.90%, 12/1/2026	175,000	187,455
Security Description	Principal Amount	Value
Series MTN, 3.35%, 9/1/2025	$ 200,000	$ 216,166
Series MTN, 3.40%, 3/1/2023	167,000	174,583
Series MTN, 3.65%, 3/18/2024 (b)	107,000	115,011
Series MTN, 3.75%, 6/9/2023 (b)	172,000	182,126
Union Pacific Corp.:
2.15%, 2/5/2027	145,000	150,506
2.40%, 2/5/2030	146,000	150,716
2.75%, 3/1/2026	237,000	253,336
2.89%, 4/6/2036 (f)	457,000	475,394
2.97%, 9/16/2062	496,000	476,289
3.00%, 4/15/2027	200,000	216,314
3.15%, 3/1/2024	280,000	298,732
3.25%, 2/5/2050	240,000	252,816
3.35%, 8/15/2046	50,000	52,972
3.50%, 6/8/2023	433,000	458,218
3.65%, 2/15/2024	225,000	241,231
3.70%, 3/1/2029	75,000	84,437
3.75%, 7/15/2025	407,000	451,839
3.75%, 2/5/2070	90,000	98,997
3.80%, 10/1/2051	184,000	210,275
3.80%, 4/6/2071 (f)	626,000	693,414
3.84%, 3/20/2060	209,000	237,251
3.88%, 2/1/2055	292,000	330,518
3.95%, 9/10/2028	88,000	101,039
3.95%, 8/15/2059	390,000	453,141
4.05%, 11/15/2045	100,000	115,407
4.10%, 9/15/2067	100,000	116,524
4.16%, 7/15/2022	476,000	490,447
Series MTN, 3.55%, 8/15/2039	115,000	127,957
United Parcel Service, Inc.:
2.20%, 9/1/2024	175,000	183,447
2.40%, 11/15/2026	572,000	608,539
2.45%, 10/1/2022	191,000	196,094
2.50%, 4/1/2023	731,000	757,272
2.50%, 9/1/2029	235,000	249,838
2.80%, 11/15/2024 (b)	280,000	299,253
3.05%, 11/15/2027 (b)	100,000	110,773
3.40%, 3/15/2029	248,000	278,559
3.40%, 11/15/2046	100,000	111,144
3.63%, 10/1/2042	309,000	356,150
3.75%, 11/15/2047	412,000	485,006
4.45%, 4/1/2030 (b)	104,000	125,886
4.88%, 11/15/2040	70,000	92,172
6.20%, 1/15/2038	181,000	267,008
		34,446,112
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	100,000	95,588
3.50%, 3/15/2028	287,000	315,261
3.85%, 3/30/2027	270,000	298,269

See accompanying notes to financial statements.
96

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.00%, 6/30/2030	$ 155,000	$ 174,908
4.35%, 2/15/2024	150,000	163,185
		1,047,211
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	150,000	152,498
2.80%, 5/1/2030	335,000	355,113
2.95%, 9/1/2027	149,000	160,932
3.25%, 6/1/2051	150,000	156,952
3.40%, 3/1/2025	314,000	341,114
3.45%, 6/1/2029	211,000	234,145
3.75%, 9/1/2028	210,000	238,003
3.75%, 9/1/2047	570,000	643,456
4.00%, 12/1/2046	540,000	631,055
4.20%, 9/1/2048	110,000	133,672
4.30%, 12/1/2042	140,000	171,781
Aqua America, Inc. 3.57%, 5/1/2029	320,000	353,981
Essential Utilities, Inc. 4.28%, 5/1/2049	100,000	119,209
United Utilities PLC 6.88%, 8/15/2028	144,000	184,984
		3,876,895
TOTAL CORPORATE BONDS & NOTES (Cost $1,604,836,491)		1,670,879,223
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust:
Series 2017-3, Class A, Class A, 2.48%, 9/15/2024	300,000	307,986
Series 2020-1, Class A1, 0.70%, 9/15/2025	625,000	627,920
Verizon Owner Trust Series 2020-B, Class A, 0.47%, 2/20/2025	1,700,000	1,704,867
		2,640,773
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust:
Series 2021-2, Class A3, 0.34%, 12/18/2026	562,000	560,506
Series 2020-3, Class A3, 0.53%, 6/18/2025	139,000	139,386
BMW Vehicle Owner Trust Series 2020-A, Class A3, 0.48%, 10/25/2024	300,000	300,571
Security Description	Principal Amount	Value
CarMax Auto Owner Trust:
Series 2020-4, Class A3, 0.50%, 8/15/2025	$ 425,000	$ 426,073
Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	1,104,489
Drive Auto Receivables Trust Series 2021-1, Class A3, 0.44%, 11/15/2024	100,000	100,106
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026 (d)	750,000	751,346
Ford Credit Auto Owner Trust:
Series 2020-C, Class A3, 0.41%, 7/15/2025	350,000	350,086
Series 2020-B, Class A3, 0.56%, 10/15/2024	411,000	412,482
GM Financial Automobile Leasing Trust 2021-2 Series 2021-2, Class A3, 0.34%, 5/20/2024	233,000	232,884
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4, Class A3, 0.38%, 8/18/2025	143,000	143,066
Series 2021-1, Class A3, 0.35%, 10/16/2025	155,000	155,036
Series 2020-3, Class A3, 0.45%, 4/16/2025	115,000	115,270
GM Financial Consumer Automobile Receivables Trust 2021-2 Series 2021-2, Class A3, 0.51%, 4/16/2026	110,000	110,184
GM Financial Leasing Trust Series 2021-1, Class A3, 0.26%, 2/20/2024	500,000	499,641
Honda Auto Receivables Owner Trust Series 2021-1, Class A3, 0.27%, 4/21/2025	500,000	499,742
Hyundai Auto Receivables Trust:
Series 2020-C, Class A3, 0.38%, 5/15/2025	94,000	94,028
Series 2021-A, Class A3, 0.38%, 9/15/2025	125,000	124,926
Mercedes-Benz Auto Trust:
Series 2021-A, Class A3, 0.25%, 1/16/2024	300,000	299,787
Series 2021-B, Class A3, 0.40%, 11/15/2024	286,000	285,903
Santander Drive Auto Receivables Trust:
Series 2021-2, Class A3, 0.34%, 2/18/2025	188,000	187,974

See accompanying notes to financial statements.
97

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series 2020-3, Class C, 1.12%, 1/15/2026	$ 200,000	$ 201,475
Toyota Auto Receivables Owner Trust:
Series 2020-C, Class A3, 0.44%, 10/15/2024	673,000	674,545
Series 2020-D, Class A4, 0.47%, 1/15/2026	488,000	488,301
Series 2020-B, Class A3, Class A3, 1.36%, 8/15/2024	214,000	216,528
World Omni Auto Receivables Trust Series 2021-A, Class A3, 0.30%, 1/15/2026	350,000	349,150
		8,823,485
CREDIT CARD — 0.1%
American Express Credit Account Master Trust Series 2019-3, Class A, Class A, 2.00%, 4/15/2025	1,500,000	1,531,834
BA Credit Card Trust:
Series 2021-A1, Class A1, 0.44%, 9/15/2026	32,000	31,914
Series 2019-A1, Class A1, Class A1, 1.74%, 1/15/2025	500,000	508,614
Capital One Multi-Asset Execution Trust:
Series 2019-A2, Class A2, Class A2, 1.72%, 8/15/2024	679,000	690,427
Series 2017-A6, Class A6, Class A6, 2.29%, 7/15/2025	500,000	512,369
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, Class A3, 6.15%, 6/15/2039	250,000	356,296
Synchrony Credit Card Master Note Trust:
Series 2017-2, Class A, Class A, 2.62%, 10/15/2025	1,500,000	1,545,447
Series 2018-2, Class A, Class A, 3.47%, 5/15/2026	250,000	264,353
		5,441,254
TOTAL ASSET-BACKED SECURITIES (Cost $16,728,231)		16,905,512
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025 (b)	$ 545,000	$ 535,076
1.50%, 02/12/2025	265,000	272,606
1.63%, 09/17/2022	615,000	625,381
Series GMTN, 0.50%, 02/02/2026 (b)	470,000	461,986
		1,895,049
CANADA — 0.3%
Canada Government International Bond:
0.75%, 05/19/2026	250,000	248,473
1.63%, 01/22/2025	895,000	925,734
2.00%, 11/15/2022	176,000	180,228
Export Development Canada:
1.38%, 02/24/2023	625,000	636,700
1.75%, 07/18/2022	200,000	203,272
2.50%, 01/24/2023	350,000	362,243
2.63%, 02/21/2024	430,000	454,325
2.75%, 03/15/2023	250,000	260,518
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	149,584
Province of Alberta Canada:
1.30%, 07/22/2030	600,000	576,654
1.88%, 11/13/2024	750,000	779,385
2.20%, 07/26/2022	250,000	255,193
2.95%, 01/23/2024	300,000	318,507
3.30%, 03/15/2028	400,000	447,492
3.35%, 11/01/2023	400,000	426,756
Province of British Columbia Canada:
1.30%, 01/29/2031	500,000	485,060
2.25%, 06/02/2026	284,000	300,818
Series 10, 1.75%, 09/27/2024	450,000	466,384
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	715,667
Series GX, 2.60%, 04/16/2024	200,000	211,106
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	171,302
Province of Ontario Canada:
0.63%, 01/21/2026	425,000	419,110
1.05%, 04/14/2026	600,000	601,806
1.13%, 10/07/2030	3,500,000	3,328,430
1.60%, 02/25/2031	500,000	493,665
1.75%, 01/24/2023	290,000	296,571
2.00%, 10/02/2029	500,000	516,405
2.20%, 10/03/2022	200,000	204,820
2.30%, 06/15/2026	200,000	211,994

See accompanying notes to financial statements.
98

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.50%, 04/27/2026	$ 345,000	$ 368,998
3.05%, 01/29/2024	350,000	372,771
Province of Quebec Canada:
0.60%, 07/23/2025	500,000	495,880
1.35%, 05/28/2030	500,000	489,060
2.50%, 04/20/2026	100,000	107,094
2.75%, 04/12/2027	350,000	379,890
Series PD, 7.50%, 09/15/2029	405,000	582,661
Series QO, 2.88%, 10/16/2024	1,210,000	1,297,398
Series QX, 1.50%, 02/11/2025	1,180,000	1,212,733
		19,954,687
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	830,000	849,878
2.45%, 01/31/2031	368,000	374,911
2.55%, 01/27/2032	275,000	281,023
3.10%, 05/07/2041	500,000	501,875
3.10%, 01/22/2061	400,000	382,904
3.13%, 03/27/2025	440,000	472,864
3.24%, 02/06/2028	680,000	740,309
3.50%, 01/25/2050	783,000	822,440
3.50%, 04/15/2053	200,000	209,888
3.86%, 06/21/2047	290,000	320,067
		4,956,159
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	1,130,000	1,155,425
3.00%, 01/30/2030	190,000	186,175
3.13%, 04/15/2031	500,000	489,205
3.25%, 04/22/2032	500,000	489,240
3.88%, 04/25/2027	599,000	635,641
4.00%, 02/26/2024	235,000	248,936
4.13%, 05/15/2051	380,000	360,058
4.50%, 03/15/2029	555,000	605,361
5.00%, 06/15/2045	1,057,000	1,123,115
5.20%, 05/15/2049	550,000	601,282
5.63%, 02/26/2044	950,000	1,074,782
6.13%, 01/18/2041	735,000	869,784
8.13%, 05/21/2024	225,000	266,333
		8,105,337
GERMANY — 0.3%
FMS Wertmanagement:
2.75%, 03/06/2023	369,000	384,295
2.75%, 01/30/2024	350,000	370,545
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,365,000	1,030,903
0.25%, 04/25/2023	1,170,000	1,169,941
0.25%, 10/19/2023	2,000,000	1,994,920
Security Description	Principal Amount	Value
0.25%, 03/08/2024	$ 575,000	$ 572,062
0.38%, 07/18/2025	350,000	345,250
0.63%, 01/22/2026 (b)	900,000	891,504
0.75%, 09/30/2030 (b)	576,000	540,910
1.63%, 02/15/2023	850,000	869,108
1.75%, 08/22/2022	566,000	576,216
1.75%, 09/14/2029	773,000	796,422
2.00%, 09/29/2022	290,000	296,493
2.00%, 10/04/2022	325,000	332,391
2.00%, 05/02/2025	1,832,000	1,921,878
2.13%, 01/17/2023	1,753,000	1,804,153
2.38%, 12/29/2022	1,034,000	1,067,274
2.50%, 11/20/2024	588,000	625,238
2.63%, 02/28/2024	1,245,000	1,316,824
2.88%, 04/03/2028	194,000	214,904
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026 (b)	200,000	199,900
0.88%, 09/03/2030	475,000	449,226
2.38%, 06/10/2025	450,000	478,440
Series 37, 2.50%, 11/15/2027	477,000	515,575
Series 40, 0.50%, 05/27/2025	370,000	366,681
		19,131,053
HUNGARY — 0.0% (a)
Hungary Government International Bond:
5.38%, 02/21/2023	758,000	819,519
5.75%, 11/22/2023	545,000	612,171
7.63%, 03/29/2041	400,000	656,280
		2,087,970
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031	285,000	278,964
2.85%, 02/14/2030	306,000	317,613
2.95%, 01/11/2023	785,000	813,417
3.05%, 03/12/2051	475,000	470,924
3.35%, 03/12/2071	215,000	215,217
3.40%, 09/18/2029	275,000	297,498
3.50%, 01/11/2028	415,000	453,093
3.50%, 02/14/2050	260,000	269,589
3.70%, 10/30/2049	305,000	319,786
4.10%, 04/24/2028	246,000	278,302
4.20%, 10/15/2050	200,000	227,664
4.35%, 01/11/2048	480,000	544,810
4.45%, 02/11/2024	265,000	290,159
5.35%, 02/11/2049	295,000	383,214
		5,160,250
ISRAEL — 0.1%
Israel Government AID Bond 5.50%, 9/18/2033	850,000	1,199,273

See accompanying notes to financial statements.
99

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Israel Government International Bond:
2.75%, 07/03/2030	$ 990,000	$ 1,058,528
2.88%, 03/16/2026	230,000	248,057
3.15%, 06/30/2023	350,000	368,945
3.25%, 01/17/2028	400,000	440,676
3.88%, 07/03/2050	565,000	654,146
4.13%, 01/17/2048	515,000	621,049
4.50%, 01/30/2043	230,000	286,727
State of Israel:
2.50%, 01/15/2030	600,000	629,364
3.38%, 01/15/2050	560,000	599,598
		6,106,363
ITALY — 0.1%
Italy Government International Bond 6.88%, 9/27/2023	447,000	506,107
Republic of Italy Government International Bond:
0.88%, 05/06/2024	575,000	573,195
1.25%, 02/17/2026	415,000	409,489
2.38%, 10/17/2024	1,315,000	1,367,442
2.88%, 10/17/2029	750,000	780,817
3.88%, 05/06/2051	430,000	462,904
4.00%, 10/17/2049	665,000	731,320
		4,831,274
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.38%, 09/15/2023	350,000	349,300
0.63%, 05/22/2023	200,000	201,002
0.63%, 07/15/2025	440,000	435,024
1.25%, 01/21/2031	200,000	192,814
1.88%, 07/21/2026	200,000	207,386
1.88%, 04/15/2031	850,000	865,419
2.00%, 10/17/2029	410,000	424,395
2.38%, 11/16/2022	750,000	771,195
2.75%, 11/16/2027	200,000	217,204
2.88%, 06/01/2027	1,189,000	1,296,545
2.88%, 07/21/2027	602,000	656,848
3.25%, 07/20/2023	965,000	1,019,725
3.25%, 07/20/2028	250,000	280,500
3.38%, 10/31/2023	400,000	426,644
Series DTC, 1.63%, 10/17/2022	415,000	422,101
Series DTC, 1.75%, 10/17/2024	368,000	380,335
Series DTC, 2.13%, 02/10/2025	225,000	235,496
Series DTC, 2.25%, 11/04/2026	967,000	1,020,475
Series DTC, 2.38%, 04/20/2026	160,000	169,710
Series DTC, 2.50%, 05/23/2024	335,000	353,144
Security Description	Principal Amount	Value
Series DTC, 2.50%, 05/28/2025	$ 500,000	$ 531,110
Series DTC, 3.38%, 07/31/2023	200,000	212,216
Japan International Cooperation Agency:
2.75%, 04/27/2027	239,000	258,424
3.38%, 06/12/2028	200,000	225,238
		11,152,250
MEXICO — 0.3%
Mexico Government International Bond:
2.66%, 05/24/2031	725,000	708,905
3.25%, 04/16/2030	891,000	920,955
3.60%, 01/30/2025	444,000	487,374
3.75%, 01/11/2028	1,345,000	1,468,686
3.77%, 05/24/2061	880,000	819,993
3.90%, 04/27/2025	250,000	277,160
4.13%, 01/21/2026	480,000	541,296
4.15%, 03/28/2027	865,000	978,445
4.28%, 08/14/2041	765,000	803,962
4.35%, 01/15/2047	520,000	543,384
4.50%, 04/22/2029	883,000	999,185
4.50%, 01/31/2050	577,000	613,986
4.60%, 01/23/2046	720,000	774,907
4.60%, 02/10/2048	537,000	577,092
4.75%, 04/27/2032	679,000	777,401
5.00%, 04/27/2051	335,000	381,331
6.05%, 01/11/2040	615,000	771,960
Series GMTN, 5.75%, 10/12/2110	606,000	723,110
Series MTN, 4.75%, 03/08/2044	1,832,000	2,025,331
Series MTNA, 8.00%, 09/24/2022	301,000	331,488
		15,525,951
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	974,000	934,865
3.16%, 01/23/2030	510,000	534,347
3.87%, 07/23/2060	770,000	786,547
3.88%, 03/17/2028	565,000	621,257
4.30%, 04/29/2053	645,000	715,060
6.70%, 01/26/2036	790,000	1,074,037
7.13%, 01/29/2026	215,000	266,852
8.88%, 09/30/2027	470,000	650,024
9.38%, 04/01/2029	214,000	316,904
		5,899,893
PERU — 0.1%
Peruvian Government International Bond:
1.86%, 12/01/2032	110,000	102,183
2.39%, 01/23/2026	520,000	536,718

See accompanying notes to financial statements.
100

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.78%, 01/23/2031	$ 1,225,000	$ 1,246,683
2.84%, 06/20/2030	715,000	736,550
3.23%, 07/28/2121	210,000	184,855
3.55%, 03/10/2051	240,000	249,355
4.13%, 08/25/2027	511,000	572,034
5.63%, 11/18/2050	540,000	744,287
6.55%, 03/14/2037	256,000	352,164
7.35%, 07/21/2025	810,000	993,335
		5,718,164
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	200,000	193,038
2.46%, 05/05/2030	442,000	460,246
2.65%, 12/10/2045	200,000	185,246
2.95%, 05/05/2045	395,000	381,653
3.00%, 02/01/2028	664,000	716,536
3.70%, 02/02/2042	680,000	733,910
3.75%, 01/14/2029	351,000	398,529
3.95%, 01/20/2040	532,000	590,983
4.20%, 01/21/2024	960,000	1,050,768
5.00%, 01/13/2037	476,000	599,450
5.50%, 03/30/2026	100,000	120,988
6.38%, 10/23/2034	523,000	737,435
7.50%, 09/25/2024	175,000	202,111
7.75%, 01/14/2031	385,000	568,857
9.50%, 02/02/2030	431,000	681,545
9.50%, 02/02/2030	71,000	112,382
10.63%, 03/16/2025	269,000	365,730
		8,099,407
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	1,065,000	1,112,808
3.25%, 04/06/2026	430,000	474,208
4.00%, 01/22/2024	580,000	631,405
		2,218,421
SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
0.38%, 02/09/2024	200,000	199,058
0.63%, 02/09/2026	355,000	347,353
1.13%, 12/29/2026	500,000	498,200
1.25%, 09/21/2030	500,000	476,595
1.38%, 02/09/2031	350,000	336,214
2.38%, 06/25/2024	200,000	210,638
2.38%, 04/21/2027	325,000	343,207
2.63%, 05/26/2026	177,000	189,617
2.88%, 01/21/2025	495,000	527,259
3.25%, 11/10/2025	185,000	202,162
4.00%, 01/14/2024	315,000	342,314
Korea Development Bank:
0.40%, 03/09/2024	100,000	99,548
0.40%, 06/19/2024	215,000	213,876
Security Description	Principal Amount	Value
0.80%, 04/27/2026	$ 450,000	$ 443,394
0.80%, 07/19/2026	265,000	260,696
1.00%, 09/09/2026	550,000	546,463
1.63%, 01/19/2031	475,000	466,916
2.00%, 09/12/2026	425,000	443,326
2.13%, 10/01/2024	265,000	277,900
3.25%, 02/19/2024	500,000	534,700
3.38%, 03/12/2023	200,000	209,608
3.75%, 01/22/2024	250,000	270,210
Korea International Bond:
1.00%, 09/16/2030	230,000	218,026
2.00%, 06/19/2024	615,000	640,276
2.75%, 01/19/2027	450,000	486,459
3.88%, 09/11/2023	200,000	214,676
4.13%, 06/10/2044	201,000	256,524
5.63%, 11/03/2025	100,000	119,081
		9,374,296
SUPRANATIONAL — 1.4%
African Development Bank:
0.88%, 03/23/2026	1,400,000	1,398,712
Series GDIF, 2.13%, 11/16/2022	486,000	498,714
Series GMTN, 1.63%, 09/16/2022	910,000	925,470
Asian Development Bank:
0.63%, 04/29/2025	1,500,000	1,494,870
1.50%, 10/18/2024	578,000	595,184
1.63%, 01/24/2023	350,000	357,595
2.63%, 01/30/2024	430,000	454,213
5.82%, 06/16/2028	471,000	611,565
6.22%, 08/15/2027	140,000	178,765
Series GMTN, 0.25%, 07/14/2023	1,680,000	1,677,866
Series GMTN, 0.25%, 10/06/2023	650,000	648,343
Series GMTN, 0.38%, 06/11/2024	675,000	672,644
Series GMTN, 0.38%, 09/03/2025	1,000,000	983,950
Series GMTN, 0.50%, 02/04/2026	1,000,000	983,980
Series GMTN, 0.75%, 10/08/2030	550,000	514,971
Series GMTN, 1.00%, 04/14/2026	700,000	703,864
Series GMTN, 1.25%, 06/09/2028	125,000	124,896
Series GMTN, 1.50%, 03/04/2031	265,000	265,392
Series GMTN, 1.75%, 09/13/2022	1,230,000	1,252,829
Series GMTN, 1.75%, 08/14/2026	50,000	51,956
Series GMTN, 1.75%, 09/19/2029	423,000	434,861

See accompanying notes to financial statements.
101

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series GMTN, 1.88%, 01/24/2030	$ 800,000	$ 828,960
Series GMTN, 2.00%, 01/22/2025 (b)	150,000	157,088
Series GMTN, 2.00%, 04/24/2026	390,000	410,116
Series GMTN, 2.50%, 11/02/2027	513,000	554,543
Series GMTN, 2.75%, 03/17/2023	840,000	875,591
Series GMTN, 2.75%, 01/19/2028	165,000	181,083
Series GMTN, 3.13%, 09/26/2028	350,000	393,908
Series MTN, 1.88%, 07/19/2022	800,000	814,296
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	1,850,000	1,846,207
0.50%, 05/28/2025	1,000,000	990,080
2.25%, 05/16/2024	440,000	461,591
Corp. Andina de Fomento:
1.63%, 09/23/2025	500,000	504,610
2.38%, 05/12/2023	600,000	618,258
2.75%, 01/06/2023 (b)	237,000	244,442
3.75%, 11/23/2023	175,000	186,587
Council Of Europe Development Bank:
0.25%, 10/20/2023	385,000	383,953
1.38%, 02/27/2025	850,000	871,140
1.75%, 09/26/2022	250,000	254,740
2.50%, 02/27/2024	240,000	252,926
2.63%, 02/13/2023	374,000	387,969
European Bank for Reconstruction & Development:
1.63%, 09/27/2024	200,000	206,586
Series GMTN, 0.25%, 07/10/2023	250,000	249,660
Series GMTN, 0.50%, 11/25/2025	400,000	394,504
Series GMTN, 0.50%, 01/28/2026 (b)	300,000	295,221
Series GMTN, 1.50%, 02/13/2025	210,000	216,220
Series GMTN, 2.75%, 03/07/2023	615,000	640,553
European Investment Bank:
0.25%, 09/15/2023	1,242,000	1,239,479
0.38%, 12/15/2025 (b)	950,000	932,244
0.38%, 03/26/2026	415,000	405,675
0.63%, 10/21/2027	390,000	377,547
0.75%, 09/23/2030	500,000	469,270
0.88%, 05/17/2030	300,000	286,215
1.25%, 02/14/2031	695,000	679,919
1.38%, 09/06/2022	776,000	786,926
1.38%, 05/15/2023	500,000	510,230
Security Description	Principal Amount	Value
1.63%, 03/14/2025	$ 1,380,000	$ 1,428,424
1.63%, 10/09/2029	330,000	336,986
1.63%, 05/13/2031 (b)	250,000	252,805
1.88%, 02/10/2025 (b)	1,611,000	1,681,739
2.00%, 12/15/2022	900,000	923,265
2.13%, 04/13/2026	567,000	600,118
2.25%, 08/15/2022	541,000	553,519
2.25%, 06/24/2024 (b)	515,000	541,543
2.50%, 03/15/2023	794,000	824,108
2.50%, 10/15/2024 (b)	1,265,000	1,344,417
2.63%, 03/15/2024	1,075,000	1,137,866
3.25%, 01/29/2024	1,121,000	1,202,015
4.88%, 02/15/2036	200,000	275,828
Series GMTN, 2.88%, 08/15/2023	1,715,000	1,807,078
Series GMTN, 3.13%, 12/14/2023	185,000	197,328
Inter-American Development Bank:
0.25%, 11/15/2023	750,000	747,698
0.63%, 09/16/2027	500,000	484,325
2.00%, 07/23/2026	720,000	757,066
2.13%, 01/15/2025	891,000	936,218
2.25%, 06/18/2029	550,000	585,217
2.38%, 07/07/2027	440,000	471,755
2.50%, 01/18/2023	287,000	297,048
2.63%, 01/16/2024	850,000	897,200
3.00%, 10/04/2023	525,000	556,001
3.00%, 02/21/2024	754,000	804,397
4.38%, 01/24/2044	422,000	577,697
Series GMTN, 0.88%, 04/20/2026	300,000	299,910
Series GMTN, 1.13%, 01/13/2031	500,000	483,185
Series GMTN, 1.75%, 09/14/2022	1,095,000	1,115,608
Series GMTN, 1.75%, 03/14/2025	2,885,000	2,997,313
Series GMTN, 3.00%, 09/26/2022 (b)	1,000,000	1,034,610
Series GMTN, 3.88%, 10/28/2041	694,000	884,933
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	553,000	551,324
0.38%, 07/28/2025	2,000,000	1,971,180
0.50%, 10/28/2025	600,000	592,716
0.63%, 04/22/2025	2,550,000	2,543,854
0.75%, 03/11/2025	1,250,000	1,253,300
0.75%, 11/24/2027	1,045,000	1,017,966
0.75%, 08/26/2030	570,000	535,059
1.25%, 02/10/2031	1,000,000	977,040
1.63%, 01/15/2025	831,000	859,578
1.75%, 04/19/2023	300,000	307,878
2.13%, 07/01/2022	550,000	560,725

See accompanying notes to financial statements.
102

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.13%, 02/13/2023	$ 850,000	$ 875,781
2.50%, 03/19/2024	663,000	699,492
3.00%, 09/27/2023	271,000	286,872
Series GDIF, 1.38%, 04/20/2028	625,000	630,469
Series GDIF, 1.50%, 08/28/2024	1,465,000	1,508,686
Series GDIF, 1.75%, 10/23/2029	610,000	627,458
Series GDIF, 1.88%, 06/19/2023 (b)	1,140,000	1,175,397
Series GDIF, 2.13%, 03/03/2025	410,000	431,373
Series GDIF, 2.50%, 11/25/2024	165,000	175,501
Series GDIF, 2.50%, 07/29/2025	1,745,000	1,868,459
Series GDIF, 3.13%, 11/20/2025	1,080,000	1,188,464
Series GMTN, 4.75%, 02/15/2035 (b)	1,250,000	1,668,637
International Finance Corp.:
0.50%, 03/20/2023 (b)	338,000	339,430
Series GMTN, 0.38%, 07/16/2025	610,000	601,350
Series GMTN, 1.38%, 10/16/2024	549,000	562,884
Series GMTN, 2.00%, 10/24/2022	384,000	393,001
Series GMTN, 2.88%, 07/31/2023	185,000	194,753
Nordic Investment Bank:
0.38%, 05/19/2023	250,000	250,370
0.38%, 09/11/2025	250,000	245,700
1.38%, 10/17/2022	500,000	507,415
2.25%, 05/21/2024	585,000	614,145
2.88%, 07/19/2023	200,000	210,270
Series GMTN, 0.50%, 01/21/2026 (b)	500,000	492,245
		87,494,969
SWEDEN — 0.1%
Svensk Exportkredit AB:
0.50%, 08/26/2025	250,000	246,577
1.63%, 11/14/2022	395,000	402,414
Series GMTN, 0.25%, 09/29/2023	450,000	448,290
Series GMTN, 0.38%, 07/30/2024	1,350,000	1,340,658
Series GMTN, 2.88%, 03/14/2023	200,000	208,718
Series USMT, 0.38%, 03/11/2024	495,000	493,139
		3,139,796
Security Description	Principal Amount	Value
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	$ 440,000	$ 506,026
4.38%, 01/23/2031	353,000	411,471
4.98%, 04/20/2055	830,000	1,072,900
5.10%, 06/18/2050	802,000	1,050,436
7.63%, 03/21/2036	465,000	709,743
8.00%, 11/18/2022	186,000	199,217
		3,949,793
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $220,044,346)		224,801,082
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.3%
Federal Farm Credit Banks Funding Corp.:
0.13%, 4/13/2023	7,000,000	6,985,300
0.25%, 2/26/2024	3,985,000	3,966,310
Federal Home Loan Bank:
0.13%, 8/12/2022	1,500,000	1,499,550
0.13%, 10/21/2022	1,000,000	999,330
0.13%, 3/17/2023	2,560,000	2,555,699
0.50%, 4/14/2025	4,130,000	4,105,592
1.38%, 2/17/2023	2,000,000	2,037,620
2.13%, 6/9/2023	1,000,000	1,036,420
2.50%, 2/13/2024 (b)	1,595,000	1,683,873
3.25%, 11/16/2028	2,035,000	2,312,350
5.50%, 7/15/2036	1,240,000	1,826,061
Series 0000, 2.00%, 9/9/2022	100,000	102,183
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	2,275,000	2,267,083
0.25%, 6/26/2023	5,000,000	4,999,000
0.25%, 8/24/2023	1,155,000	1,154,526
0.25%, 9/8/2023	905,000	904,104
0.25%, 12/4/2023	1,180,000	1,177,711
0.38%, 4/20/2023 (b)	1,245,000	1,248,013
0.38%, 5/5/2023	1,000,000	1,002,490
0.38%, 9/23/2025	300,000	295,470
1.50%, 2/12/2025	3,000,000	3,095,070
1.50%, 5/1/2041	4,958,116	4,958,038
1.50%, 2/1/2051	6,855,704	6,728,430
2.00%, 7/1/2035	5,100,079	5,261,855
2.00%, 10/1/2050	11,965,992	12,095,169
2.00%, 11/1/2050	16,996,820	17,180,306
2.00%, 12/1/2050	10,151,345	10,260,932
2.00%, 1/1/2051	12,819,500	12,957,891
2.00%, 2/1/2051	39,032,926	39,454,299
2.50%, 9/1/2028	118,138	123,364
2.50%, 10/1/2029	298,900	312,481
2.50%, 1/1/2031	367,464	384,544

See accompanying notes to financial statements.
103

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.50%, 5/1/2031	$ 1,107,847	$ 1,160,443
2.50%, 6/1/2031	433,789	454,383
2.50%, 11/1/2032	975,821	1,019,798
2.50%, 12/1/2032	777,587	812,630
2.50%, 2/1/2033	1,511,510	1,579,628
2.50%, 3/1/2033	2,787,794	2,912,409
2.50%, 8/1/2035	3,746,756	3,909,261
2.50%, 9/1/2035	2,827,228	2,951,571
2.50%, 9/1/2046	917,543	953,480
2.50%, 8/1/2050	19,445,429	20,112,750
2.50%, 10/1/2050	11,346,004	11,735,372
2.50%, 11/1/2050	8,914,480	9,220,956
3.00%, 11/1/2027	1,104,130	1,161,206
3.00%, 2/1/2029	222,193	234,323
3.00%, 7/1/2029	206,641	218,014
3.00%, 9/1/2029	316,580	334,003
3.00%, 4/1/2030	306,924	324,319
3.00%, 12/1/2030	798,905	844,183
3.00%, 2/1/2031	1,719,357	1,818,798
3.00%, 5/1/2031	612,827	648,340
3.00%, 9/1/2032	1,641,489	1,730,759
3.00%, 4/1/2033	5,199,349	5,492,023
3.00%, 5/1/2033	3,247,493	3,419,331
3.00%, 7/1/2035	301,760	319,269
3.00%, 4/1/2036	608,624	642,587
3.00%, 8/1/2036	1,058,972	1,129,676
3.00%, 3/1/2043	595,732	632,668
3.00% 4/1/2043	1,037,492	1,101,820
3.00% 7/1/2043	366,908	389,657
3.00%, 8/1/2043	167,243	177,612
3.00%, 9/1/2043	238,657	253,454
3.00%, 10/1/2043	180,766	191,974
3.00%, 6/1/2045	610,451	644,109
3.00% 8/1/2045	1,880,996	1,990,575
3.00%, 4/1/2046	915,004	962,778
3.00%, 9/1/2046	678,117	713,522
3.00%, 10/1/2046	3,720,210	3,914,447
3.00%, 11/1/2046	728,162	766,180
3.00%, 12/1/2046	2,185,779	2,299,901
3.00%, 2/1/2047	2,070,414	2,178,513
3.00%, 7/1/2047	4,620,221	4,859,285
3.00%, 12/1/2047	4,188,853	4,391,126
3.00%, 1/1/2048	1,095,057	1,147,935
3.00%, 2/1/2048	2,360,072	2,474,036
3.00%, 3/1/2048	116,597	122,227
3.00%, 10/1/2049	2,927,863	3,051,916
3.00%, 12/1/2049	2,160,451	2,251,989
3.00%, 1/1/2050	6,045,710	6,301,864
3.00%, 2/1/2050	6,639,996	6,921,330
3.00%, 4/1/2050	9,033,549	9,414,881
3.50%, 5/1/2026	340,734	364,442
3.50%, 1/1/2029	72,566	77,608
3.50%, 11/1/2029	248,090	265,675
3.50%, 2/1/2030	137,998	148,297
3.50%, 3/1/2032	240,690	257,036
Security Description	Principal Amount	Value
3.50%, 6/1/2033	$ 565,683	$ 604,527
3.50%, 1/1/2034	1,328,939	1,420,195
3.50%, 3/1/2038	1,031,084	1,093,032
3.50%, 10/1/2041	128,969	138,465
3.50%, 4/1/2043	224,810	243,055
3.50% 5/1/2043	398,061	429,093
3.50% 8/1/2043	668,855	717,996
3.50%, 6/1/2044	153,614	164,461
3.50%, 8/1/2044	296,850	317,813
3.50%, 10/1/2044	171,499	183,610
3.50%, 11/1/2044	265,362	284,101
3.50%, 12/1/2044	324,698	347,628
3.50%, 1/1/2045	284,593	304,690
3.50%, 2/1/2045	391,434	419,076
3.50% 7/1/2045	4,835,911	5,191,007
3.50%, 10/1/2045	361,705	386,015
3.50% 12/1/2045	679,148	728,832
3.50%, 3/1/2046	770,924	819,570
3.50%, 5/1/2046	357,716	380,289
3.50%, 8/1/2046	2,021,122	2,156,951
3.50%, 9/1/2046	4,497,542	4,781,166
3.50%, 12/1/2046	566,026	601,721
3.50%, 4/1/2047	64,708	68,430
3.50%, 9/1/2047	3,114,439	3,293,579
3.50%, 10/1/2047	430,869	455,653
3.50%, 11/1/2047	224,608	237,528
3.50%, 12/1/2047	536,553	567,416
3.50%, 1/1/2048	1,083,663	1,145,994
3.50%, 2/1/2048	3,131,436	3,311,554
3.50%, 5/1/2048	1,991,604	2,102,455
3.50%, 7/1/2048	682,118	720,084
3.50%, 11/1/2048	1,771,740	1,870,354
3.50%, 6/1/2049	2,379,120	2,503,760
3.50%, 7/1/2049	1,439,100	1,514,493
3.50%, 3/1/2050	6,204,831	6,529,897
4.00%, 4/1/2024	17,461	18,616
4.00%, 5/1/2025	16,173	17,267
4.00%, 6/1/2025	43,014	45,924
4.00%, 8/1/2025	9,263	9,890
4.00%, 9/1/2025	11,324	12,090
4.00%, 6/1/2026	106,172	113,355
4.00%, 7/1/2029	2,680,061	2,860,635
4.00%, 10/1/2040	122,180	133,670
4.00%, 12/1/2041	374,805	410,080
4.00%, 4/1/2042	263,150	287,916
4.00%, 6/1/2042	528,462	578,100
4.00%, 12/1/2043	124,724	136,353
4.00% 5/1/2044	287,738	312,472
4.00%, 7/1/2044	437,148	474,725
4.00%, 12/1/2044	151,211	164,210
4.00%, 4/1/2045	336,157	363,801
4.00%, 5/1/2045	1,650,286	1,805,580
4.00%, 10/1/2045	500,662	541,833
4.00%, 11/1/2045	2,297,207	2,484,715
4.00%, 1/1/2046	373,874	404,619

See accompanying notes to financial statements.
104

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.00%, 3/1/2046	$ 296,451	$ 323,936
4.00%, 1/1/2047	5,813,273	6,270,636
4.00%, 9/1/2047	259,202	277,363
4.00%, 11/1/2047	1,572,577	1,682,764
4.00%, 12/1/2047	611,970	654,849
4.00%, 1/1/2048	930,098	995,268
4.00%, 4/1/2048	1,487,569	1,583,540
4.00% 5/1/2048	2,267,340	2,413,620
4.00%, 7/1/2048	1,634,709	1,740,174
4.00%, 10/1/2048	2,817,094	2,998,841
4.00%, 12/1/2048	1,354,150	1,441,514
4.00%, 9/1/2049	1,453,455	1,547,050
4.00%, 6/1/2050	1,838,127	1,967,479
4.50%, 10/1/2024	7,684	7,820
4.50%, 2/1/2039	1,727	1,915
4.50%, 6/1/2039	104,532	115,931
4.50%, 12/1/2039	70,196	77,851
4.50%, 6/1/2040	1,838	2,038
4.50%, 12/1/2040	303,747	336,666
4.50%, 4/1/2041	3,778	4,188
4.50%, 7/1/2041	198,734	220,331
4.50%, 8/1/2041	15,326	16,991
4.50%, 9/1/2041	70,462	78,119
4.50%, 10/1/2041	516,974	573,000
4.50%, 10/1/2043	5,872	6,576
4.50%, 8/1/2044	10,174	11,235
4.50%, 9/1/2044	238,384	263,274
4.50%, 4/1/2047	88,751	96,349
4.50%, 10/1/2047	88,303	95,866
4.50%, 12/1/2047	277,393	301,151
4.50% 1/1/2048	991,719	1,076,619
4.50%, 5/1/2048	803,028	863,682
4.50%, 6/1/2048	498,283	538,410
4.50%, 7/1/2048	1,009,762	1,086,287
4.50%, 12/1/2048	656,760	706,533
4.50%, 3/1/2049	979,769	1,054,021
4.50%, 7/1/2049	5,193,362	5,602,038
5.00%, 11/1/2035	8,761	9,966
5.00% 12/1/2036	2,341	2,665
5.00% 2/1/2038	206,684	235,170
5.00% 3/1/2038	108,415	123,349
5.00%, 6/1/2038	29,095	33,113
5.00% 11/1/2038	241,499	274,758
5.00%, 1/1/2039	35,940	40,903
5.00%, 2/1/2039	79,485	90,462
5.00%, 3/1/2039	240,297	273,450
5.00%, 10/1/2039	22,975	26,148
5.00%, 7/1/2048	1,429,190	1,561,172
5.00%, 9/1/2048	305,142	333,320
5.00%, 11/1/2048	1,364,887	1,491,323
5.00%, 3/1/2049	509,433	556,478
5.00%, 3/1/2050	1,582,068	1,728,736
5.50%, 2/1/2022	198	199
5.50%, 11/1/2026	22,873	25,034
5.50%, 6/1/2027	6,117	6,737
Security Description	Principal Amount	Value
5.50%, 4/1/2028	$ 9,944	$ 11,016
5.50%, 7/1/2028	15,606	17,360
5.50%, 7/1/2033	674	729
5.50% 1/1/2037	75,348	87,400
5.50%, 9/1/2037	782	906
5.50%, 11/1/2037	4,417	5,133
5.50%, 1/1/2038	43,066	50,025
5.50%, 4/1/2038	146,491	170,359
5.50% 7/1/2038	185,491	215,857
5.50%, 10/1/2038	3,576	4,168
5.50%, 11/1/2038	7,327	8,212
6.00%, 8/1/2031	4,925	5,683
6.00%, 3/1/2036	7,157	8,450
6.00%, 8/1/2036	37,216	43,984
6.00%, 1/1/2037	3,757	4,430
6.00%, 12/1/2037	3,530	4,176
6.00%, 10/1/2038	3,716	4,225
6.00%, 3/1/2040	1,877	2,234
6.00%, 5/1/2040	378,225	446,692
6.25%, 7/15/2032 (b)	2,930,000	4,305,782
6.50%, 11/1/2037	35,301	41,841
6.50%, 2/1/2038	5,061	5,630
6.50%, 9/1/2038	100,926	121,164
6.50%, 9/1/2039	49,866	59,531
6.75%, 3/15/2031	601,000	883,278
2.75%, 6/19/2023	765,000	802,416
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,067,432
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	806,878
Series K049, Class A2, 3.01%, 7/25/2025	350,000	377,635
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	378,821
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	1,000,000	1,071,655
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	800,000	884,736
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	556,448
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,666,663
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,678,250
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,265,006

See accompanying notes to financial statements.
105

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	$ 1,150,000	$ 1,337,262
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	616,836
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,577,231
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	931,271
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	270,000	312,826
Series K089, Class A2, Class A2, 3.56%, 1/25/2029	2,500,000	2,864,531
Series K092, Class A2, 3.30%, 4/25/2029	500,000	564,998
Series K093, Class A2, 2.98%, 5/25/2029	500,000	553,613
Series K094, Class A2, 2.90%, 6/25/2029	531,291	586,081
Series K101, Class A2, 2.52%, 10/25/2029	500,000	539,230
Series K108, Class A2, Class A2, 1.52%, 3/25/2030	888,889	891,335
Series K109, Class A2, 1.56%, 4/25/2030	600,000	603,182
Series K110, Class A2, Class A2, 1.48%, 4/25/2030	160,714	160,563
Series K114, Class A2, 1.37%, 6/25/2030	250,000	247,012
Series K115, Class A2, 1.38%, 6/25/2030	500,000	494,787
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,344,071
Series K121, Class A2, 1.55%, 11/25/2053	340,000	340,452
Series K123, Class A2, 1.62%, 2/25/2054	233,333	235,040
Series K128, Class A2, 2.02%, 3/25/2031	650,000	676,469
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	688,340
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	650,000	671,545
Series K730, Class A2, Class A2, 3.59%, 1/25/2025 (c)	1,000,000	1,086,023
Series K735, Class A2, 2.86%, 5/25/2026	500,000	539,071
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	5,271,652
Series K737, Class A2, Class A2, 2.53%, 10/25/2026	1,250,000	1,334,302
Security Description	Principal Amount	Value
Series K743, Class A2, 1.77%, 5/25/2028	$ 500,000	$ 514,847
Series USD, 0.13%, 7/25/2022	3,025,000	3,025,756
Series K030, Class A2, Class A2, VRN, 3.25%, 4/25/2023 (c)	1,000,000	1,043,241
Series K159, Class A3, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,973,658
Federal National Mortgage Association:
0.25%, 5/22/2023	1,575,000	1,575,630
0.25%, 7/10/2023	910,000	909,873
0.25%, 11/27/2023	2,045,000	2,041,912
0.30%, 8/3/2023	750,000	749,618
0.38%, 8/25/2025	3,560,000	3,508,985
0.63%, 4/22/2025	1,055,000	1,053,808
0.75%, 10/8/2027	2,180,000	2,128,944
0.88%, 8/5/2030 (b)	7,440,000	7,050,590
1.38%, 9/6/2022	4,314,000	4,376,596
1.50%, 7/1/2036	14,512,006	14,692,411
1.63%, 10/15/2024	550,000	569,415
1.63%, 1/7/2025	900,000	931,932
1.75%, 7/2/2024	500,000	519,150
1.88%, 9/24/2026 (b)	1,366,000	1,432,470
2.00%, 10/5/2022 (b)	1,200,000	1,227,720
2.00%, 9/1/2035	7,985,024	8,238,318
2.00%, 11/1/2035	7,149,110	7,375,888
2.00%, 12/1/2035	4,681,118	4,829,608
2.00%, 2/1/2036	7,653,325	7,896,097
2.00% 6/1/2036	14,162,562	14,619,293
2.00%, 8/1/2040	841,985	858,897
2.00%, 10/1/2040	1,809,292	1,845,824
2.00%, 11/1/2040	4,659,861	4,753,070
2.00%, 12/1/2040	3,803,748	3,879,441
2.00%, 2/1/2041	4,872,149	4,969,974
2.00%, 6/1/2050	804,921	813,612
2.00%, 8/1/2050	15,518,428	15,685,984
2.00% 1/1/2051	23,242,677	23,493,633
2.00%, 2/1/2051	13,094,306	13,235,689
2.00%, 3/1/2051	9,831,655	9,937,807
2.00%, 4/1/2051	24,733,502	25,000,548
2.00%, 5/1/2051	13,805,432	13,954,488
2.00%, 7/1/2051	19,851,787	20,066,126
2.13%, 4/24/2026	475,000	503,419
2.50%, 2/5/2024	300,000	316,209
2.50%, 7/1/2028	347,580	362,871
2.50% 8/1/2028	1,018,309	1,063,106
2.50%, 10/1/2028	245,131	255,915
2.50%, 3/1/2029	873,731	911,535
2.50%, 2/1/2030	380,292	397,482
2.50%, 5/1/2030	629,605	658,737
2.50% 7/1/2030	3,257,814	3,401,597
2.50%, 2/1/2031	735,144	769,159
2.50%, 8/1/2031	1,717,655	1,798,754

See accompanying notes to financial statements.
106

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.50%, 6/1/2032	$ 4,574,846	$ 4,790,848
2.50%, 12/1/2032	1,228,981	1,284,090
2.50%, 1/1/2033	1,836,381	1,918,727
2.50%, 12/1/2033	3,462,614	3,622,827
2.50%, 2/1/2035	3,420,507	3,584,321
2.50%, 8/1/2035	2,803,678	2,923,889
2.50%, 5/1/2036	1,967,498	2,059,266
2.50%, 4/1/2038	1,658,599	1,726,431
2.50%, 2/1/2040	730,187	757,084
2.50%, 5/1/2040	2,305,017	2,392,884
2.50%, 10/1/2042	259,564	270,951
2.50% 11/1/2049	10,651,061	11,011,976
2.50%, 1/1/2050	3,739,488	3,866,202
2.50%, 7/1/2050	9,210,649	9,526,686
2.50%, 8/1/2050	9,519,546	9,846,183
2.50%, 10/1/2050	21,864,861	22,615,092
2.50%, 4/1/2051	13,018,890	13,472,370
2.50%, 7/1/2051	19,367,706	20,041,175
2.63%, 9/6/2024 (b)	2,135,000	2,279,732
2.88%, 9/12/2023	1,384,000	1,462,251
3.00%, 8/1/2027	186,611	196,239
3.00%, 11/1/2028	432,684	456,462
3.00%, 6/1/2029	122,987	129,778
3.00% 8/1/2029	545,586	575,473
3.00%, 9/1/2029	176,274	185,930
3.00%, 6/1/2030	283,742	299,711
3.00%, 9/1/2030	56,676	59,866
3.00%, 11/1/2030	132,643	140,108
3.00%, 12/1/2030	452,390	477,851
3.00%, 6/1/2032	2,491,398	2,626,101
3.00%, 10/1/2032	709,576	747,941
3.00%, 1/1/2033	509,799	537,363
3.00%, 2/1/2033	1,109,813	1,169,817
3.00%, 2/1/2034	1,289,896	1,357,496
3.00%, 2/1/2035	205,193	217,395
3.00%, 3/1/2035	164,878	174,389
3.00%, 2/1/2036	434,302	459,355
3.00%, 11/1/2036	1,065,424	1,124,250
3.00%, 1/1/2037	1,228,640	1,296,478
3.00%, 9/1/2037	964,698	1,015,222
3.00%, 1/1/2038	1,712,281	1,801,959
3.00%, 12/1/2042	296,028	313,935
3.00%, 1/1/2043	638,927	677,575
3.00%, 3/1/2043	622,231	660,569
3.00%, 4/1/2043	150,151	159,403
3.00% 5/1/2043	1,622,016	1,721,955
3.00% 6/1/2043	1,208,204	1,282,647
3.00% 7/1/2043	1,174,118	1,246,460
3.00%, 8/1/2043	602,680	642,595
3.00%, 2/1/2044	4,789,695	5,084,809
3.00%, 5/1/2045	4,486,816	4,763,269
3.00%, 8/1/2045	6,787,579	7,205,791
3.00%, 9/1/2045	472,055	497,833
3.00% 11/1/2045	997,976	1,052,475
3.00%, 5/1/2046	944,566	993,474
Security Description	Principal Amount	Value
3.00%, 8/1/2046	$ 1,033,777	$ 1,087,304
3.00%, 9/1/2046	1,030,772	1,084,143
3.00%, 10/1/2046	392,571	412,897
3.00% 11/1/2046	3,887,888	4,118,468
3.00% 1/1/2047	3,575,256	3,760,374
3.00% 3/1/2047	3,676,938	3,877,076
3.00%, 7/1/2047	3,123,120	3,284,828
3.00%, 10/1/2047	3,741,444	3,935,168
3.00%, 12/1/2047	5,603,588	5,893,729
3.00% 2/1/2048	4,176,985	4,381,892
3.00% 12/1/2049	15,645,428	16,352,884
3.00%, 1/1/2050	3,219,067	3,355,286
3.00%, 7/1/2050	6,645,782	6,928,631
3.00%, 9/1/2050	11,923,417	12,438,118
3.50%, 10/1/2025	54,845	58,535
3.50%, 11/1/2025	74,045	79,027
3.50%, 3/1/2026	48,235	51,489
3.50%, 1/1/2027	233,095	248,775
3.50%, 5/1/2029	109,580	117,310
3.50%, 1/1/2030	168,476	180,362
3.50%, 3/1/2031	528,789	567,120
3.50%, 6/1/2033	1,149,696	1,228,434
3.50%, 6/1/2034	434,066	464,860
3.50%, 7/1/2034	754,877	808,430
3.50%, 11/1/2034	2,556,555	2,737,926
3.50%, 2/1/2037	365,858	388,574
3.50%, 2/1/2038	240,879	259,213
3.50%, 4/1/2038	1,213,767	1,281,071
3.50%, 5/1/2038	444,683	469,341
3.50%, 12/1/2040	383,007	411,082
3.50%, 1/1/2042	147,432	160,422
3.50%, 3/1/2042	272,661	295,733
3.50%, 5/1/2042	840,381	901,791
3.50%, 8/1/2042	332,938	357,267
3.50%, 10/1/2042	354,521	380,427
3.50%, 1/1/2043	130,835	140,396
3.50%, 5/1/2043	109,963	117,996
3.50%, 7/1/2043	438,793	470,848
3.50% 1/1/2044	13,948,726	14,968,017
3.50%, 10/1/2044	269,429	288,315
3.50% 1/1/2045	426,065	455,931
3.50% 2/1/2045	10,462,682	11,227,241
3.50%, 4/1/2045	448,500	478,444
3.50% 8/1/2045	1,018,061	1,090,436
3.50% 11/1/2045	2,705,264	2,885,880
3.50% 12/1/2045	2,239,086	2,388,578
3.50%, 1/1/2046	753,503	803,811
3.50% 2/1/2046	4,384,820	4,674,872
3.50%, 10/1/2046	1,070,777	1,137,955
3.50%, 2/1/2047	306,577	325,811
3.50% 5/1/2047	5,077,726	5,404,789
3.50% 7/1/2047	2,269,400	2,435,223
3.50%, 10/1/2047	283,823	300,043
3.50% 11/1/2047	14,011,901	14,861,572
3.50% 1/1/2048	3,643,639	3,851,858

See accompanying notes to financial statements.
107

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.50% 2/1/2048	$ 4,668,004	$ 4,941,168
3.50%, 6/1/2048	1,753,358	1,850,410
3.50%, 8/1/2048	232,296	245,154
3.50%, 9/1/2048	622,470	657,323
3.50%, 11/1/2048	1,033,120	1,097,936
3.50%, 7/1/2049	3,403,520	3,581,698
3.50%, 8/1/2049	2,502,884	2,633,912
3.50%, 6/1/2050	3,319,432	3,495,732
4.00%, 4/1/2024	25,973	27,687
4.00%, 1/1/2025	29,353	31,290
4.00%, 3/1/2026	26,014	27,730
4.00%, 12/1/2034	239,390	260,041
4.00%, 3/1/2037	631,646	684,431
4.00%, 3/1/2038	719,359	778,904
4.00%, 6/1/2038	416,291	450,749
4.00%, 8/1/2039	301,132	329,322
4.00%, 9/1/2040	2,614,678	2,859,342
4.00% 12/1/2040	576,424	630,362
4.00%, 3/1/2041	366,716	401,075
4.00%, 12/1/2041	476,567	521,218
4.00%, 1/1/2042	154,677	169,169
4.00%, 2/1/2042	128,284	140,303
4.00%, 10/1/2043	339,947	371,347
4.00%, 12/1/2043	47,527	51,917
4.00%, 5/1/2044	1,036,020	1,132,963
4.00%, 6/1/2044	248,327	269,586
4.00% 7/1/2044	1,466,641	1,592,200
4.00%, 9/1/2044	169,114	183,592
4.00% 10/1/2044	320,156	347,564
4.00%, 12/1/2044	257,494	279,538
4.00%, 1/1/2045	740,480	809,687
4.00%, 3/1/2045	249,790	270,137
4.00%, 5/1/2045	445,124	481,383
4.00%, 6/1/2045	637,933	692,546
4.00%, 7/1/2045	367,571	397,512
4.00%, 9/1/2045	524,097	566,788
4.00%, 12/1/2045	298,882	323,228
4.00%, 2/1/2046	116,114	125,572
4.00%, 4/1/2046	352,413	380,009
4.00%, 10/1/2046	1,787,762	1,955,264
4.00%, 11/1/2046	390,360	421,953
4.00% 4/1/2047	5,613,425	6,017,364
4.00%, 7/1/2047	119,714	128,065
4.00%, 8/1/2047	521,464	557,839
4.00%, 9/1/2047	2,834,281	3,031,989
4.00%, 12/1/2047	5,706,624	6,104,696
4.00%, 1/1/2048	2,165,524	2,316,583
4.00%, 2/1/2048	912,757	976,428
4.00%, 5/1/2048	115,693	123,112
4.00% 6/1/2048	4,217,787	4,488,257
4.00%, 7/1/2048	773,016	824,248
4.00%, 8/1/2048	1,462,522	1,556,308
4.00%, 9/1/2048	1,985,148	2,112,448
4.00%, 10/1/2048	5,278,751	5,708,741
4.00% 11/1/2048	4,401,809	4,702,042
Security Description	Principal Amount	Value
4.00%, 1/1/2049	$ 3,062,494	$ 3,348,722
4.00%, 3/1/2049	494,747	526,492
4.00%, 5/1/2049	1,522,995	1,620,714
4.00%, 7/1/2049	1,801,132	1,916,698
4.00%, 8/1/2049	2,530,359	2,698,058
4.00%, 2/1/2050	1,157,807	1,232,094
4.00%, 7/1/2050	1,920,279	2,043,419
4.50% 4/1/2023	46,709	47,981
4.50%, 8/1/2023	88	89
4.50%, 4/1/2031	143,415	155,463
4.50%, 4/1/2039	251,971	279,300
4.50%, 4/1/2040	283,213	313,769
4.50%, 10/1/2040	161,747	179,198
4.50%, 2/1/2041	356,268	394,839
4.50%, 5/1/2041	164,438	182,179
4.50%, 1/1/2042	583,163	646,299
4.50%, 9/1/2043	132,996	147,755
4.50% 12/1/2043	399,900	444,276
4.50%, 1/1/2044	71,444	79,372
4.50%, 2/1/2044	229,091	254,512
4.50% 6/1/2044	406,893	449,571
4.50%, 3/1/2046	651,661	721,968
4.50%, 9/1/2047	174,928	189,804
4.50%, 11/1/2047	1,277,216	1,385,828
4.50%, 2/1/2048	5,719,640	6,206,026
4.50%, 4/1/2048	592,308	636,954
4.50% 8/1/2048	3,471,515	3,737,424
4.50%, 11/1/2048	2,939,584	3,161,159
4.50%, 12/1/2048	798,352	858,528
4.50% 1/1/2049	1,779,712	1,913,860
4.50%, 5/1/2049	1,633,690	1,756,832
4.50%, 3/1/2050	4,905,532	5,275,727
5.00%, 7/1/2035	288,137	327,723
5.00%, 7/1/2040	110,123	125,242
5.00%, 1/1/2042	401,045	456,105
5.00%, 3/1/2042	324,277	368,798
5.00%, 12/1/2043	87,023	99,023
5.00%, 7/1/2044	222,632	248,938
5.00%, 6/1/2048	766,916	837,937
5.00%, 9/1/2048	1,734,806	1,895,460
5.00%, 8/1/2049	1,206,159	1,317,857
5.00%, 10/1/2049	1,662,415	1,844,190
5.50%, 7/1/2035	122,790	141,642
5.50% 6/1/2038	37,400	42,681
5.50%, 12/1/2038	137,191	159,325
5.50%, 12/1/2039	207,954	241,588
5.50%, 4/1/2040	47,412	52,731
5.50%, 9/1/2040	18,028	20,964
5.50%, 7/1/2041	236,834	274,250
5.50%, 5/1/2044	2,895,095	3,346,172
5.63%, 7/15/2037	568,000	860,645
6.00%, 2/1/2037	125,000	146,124
6.00%, 10/1/2039	166,559	196,517
6.00%, 4/1/2040	233,611	276,432
6.25%, 5/15/2029	80,000	108,938

See accompanying notes to financial statements.
108

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
6.63%, 11/15/2030	$ 1,852,000	$ 2,679,418
7.13%, 1/15/2030	325,000	473,502
7.25%, 5/15/2030	1,125,000	1,667,149
Series 2013-M12, Class APT, 2.49%, 3/25/2023 (c)	467,681	477,666
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	159,354	168,061
Series 2017-M13, Class A2, 3.02%, 9/25/2027 (c)	442,795	484,543
Series 2017-M14, Class A2, Class A2, 2.96%, 11/25/2027 (c)	600,000	656,641
Series 2017-M8, Class A1, Class A1, 2.65%, 5/25/2027	337,339	349,291
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (c)	600,000	658,211
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	750,000	824,388
Series 2019-M1, Class A2, Class A2, 3.67%, 9/25/2028 (c)	861,702	988,014
Series 2019-M18, Class A2, Class A2, 2.47%, 8/25/2029	2,000,000	2,137,748
Series 2019-M22, Class A2, Class A2, 2.52%, 8/25/2029	600,000	647,774
Series 2019-M5, Class A2, Class A2, 3.27%, 2/25/2029	500,000	562,826
Series 2019-M9, Class A2, Class A2, 2.94%, 4/25/2029	750,000	830,247
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	509,405
Series 2020-M20, Class A2, Class A2, 1.44%, 10/25/2029	1,500,000	1,493,857
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	195,943
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	984,672
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	1,455,000	1,436,616
TBA, 1.50%, 7/1/2036	21,500,000	21,751,335
TBA, 1.50%, 7/1/2051	49,750,000	48,784,800
TBA, 2.00%, 7/1/2036	23,244,207	23,972,216
TBA, 2.00%, 7/1/2051	82,075,000	82,908,061
TBA, 2.50%, 7/1/2036	5,250,000	5,474,175
TBA, 2.50%, 7/1/2051	61,275,000	63,364,477
TBA, 3.00%, 7/1/2051	29,035,000	30,267,245
Security Description	Principal Amount	Value
TBA, 3.50%, 7/1/2051	$ 15,000,000	$ 15,787,500
Series 2013-M14, Class APT, Class APT, VRN, 2.63%, 4/25/2023 (c)	111,464	112,618
Series 2017-M15, Class ATS2, Class ATS2, VRN, 3.20%, 11/25/2027 (c)	700,000	745,931
Series 2018-M1, Class A2, Class A2, VRN, 3.08%, 12/25/2027 (c)	130,000	142,842
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	750,000	739,698
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (c)	61,250	60,239
Government National Mortgage Association:
2.00%, 1/20/2051	7,335,882	7,476,831
2.00%, 4/20/2051	13,234,159	13,488,821
2.00%, 5/20/2051	13,601,003	13,862,724
2.00%, 6/20/2051	14,425,000	14,702,577
2.50%, 2/20/2043	1,490,276	1,555,752
2.50%, 12/20/2049	1,135,368	1,174,200
2.50%, 7/20/2050	3,827,860	3,960,440
2.50%, 8/20/2050	7,651,767	7,916,789
2.50%, 10/20/2050	12,546,776	12,981,339
2.50%, 4/20/2051	14,943,600	15,474,234
3.00% 12/15/2042	452,304	479,939
3.00% 12/20/2042	798,269	852,737
3.00%, 2/20/2043	835,010	901,007
3.00%, 4/20/2043	672,169	715,436
3.00%, 6/20/2043	459,433	489,006
3.00%, 11/20/2044	478,426	506,837
3.00%, 12/20/2044	185,866	196,903
3.00%, 3/20/2045	200,164	211,942
3.00%, 4/20/2045	319,317	338,106
3.00%, 8/20/2045	513,146	543,341
3.00%, 1/20/2046	269,993	285,881
3.00%, 2/20/2046	3,760,178	4,002,218
3.00%, 4/20/2046	492,713	518,968
3.00%, 5/20/2046	1,104,052	1,162,882
3.00%, 6/20/2046	3,158,601	3,326,907
3.00%, 9/20/2046	1,018,752	1,073,036
3.00%, 10/20/2046	3,610,071	3,802,434
3.00%, 11/20/2046	571,347	601,791
3.00%, 1/20/2047	994,733	1,047,737
3.00%, 6/20/2047	336,592	354,100
3.00%, 7/20/2047	2,937,254	3,090,036
3.00%, 10/20/2047	2,025,180	2,130,521
3.00%, 11/20/2047	1,316,077	1,384,533
3.00%, 12/20/2047	1,188,641	1,250,468
3.00%, 1/20/2048	1,071,612	1,127,352
3.00%, 2/20/2048	1,250,831	1,315,893

See accompanying notes to financial statements.
109

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.00%, 3/20/2048	$ 4,915,195	$ 5,170,860
3.00%, 11/20/2049	8,324,306	8,695,347
3.00%, 12/20/2049	2,378,652	2,484,677
3.00%, 6/20/2050	9,571,380	9,996,701
3.00%, 7/20/2050	15,219,023	15,895,308
3.50%, 12/20/2041	728,050	787,442
3.50%, 2/15/2042	410,057	446,907
3.50%, 6/20/2042	397,738	430,740
3.50%, 1/20/2043	1,718,306	1,860,881
3.50%, 4/15/2043	101,614	110,272
3.50%, 4/20/2043	418,064	452,753
3.50%, 7/20/2043	1,061,673	1,146,291
3.50%, 10/20/2043	198,078	213,865
3.50%, 12/20/2043	80,670	87,099
3.50%, 1/20/2044	164,913	178,057
3.50%, 3/20/2044	157,736	170,308
3.50%, 6/20/2044	6,596,291	7,071,769
3.50%, 9/20/2044	2,415,253	2,589,351
3.50%, 10/20/2044	287,581	308,311
3.50%, 12/20/2044	213,463	228,850
3.50%, 2/20/2045	162,439	174,148
3.50%, 3/20/2045	189,912	202,514
3.50% 4/20/2045	1,209,208	1,296,081
3.50%, 6/20/2045	1,149,907	1,226,216
3.50%, 10/20/2045	4,806,987	5,125,982
3.50%, 11/20/2045	114,943	122,571
3.50%, 1/20/2046	1,460,917	1,557,864
3.50%, 3/20/2046	936,927	997,143
3.50%, 4/20/2046	5,372,675	5,717,974
3.50%, 5/20/2046	838,171	892,040
3.50%, 10/20/2046	529,097	563,102
3.50%, 2/20/2047	2,393,125	2,546,930
3.50%, 3/20/2047	501,064	530,418
3.50%, 5/20/2047	495,202	524,213
3.50%, 6/20/2047	302,729	320,464
3.50%, 8/20/2047	451,603	478,059
3.50%, 9/20/2047	467,525	494,914
3.50%, 10/20/2047	392,864	415,879
3.50%, 11/20/2047	1,577,797	1,670,229
3.50%, 12/20/2047	6,070,601	6,426,232
3.50%, 1/20/2048	7,439,430	7,875,250
3.50%, 2/20/2048	1,911,974	2,023,983
3.50%, 3/20/2048	3,259,290	3,450,228
3.50%, 4/20/2048	1,898,313	2,003,780
3.50%, 6/20/2048	1,122,707	1,185,082
3.50%, 2/20/2049	475,271	501,676
3.50%, 5/20/2049	355,780	377,869
3.50%, 7/20/2049	117,393	124,484
3.50%, 9/20/2049	1,795,978	1,901,430
3.50%, 12/20/2049	792,023	837,192
3.50%, 10/20/2050	2,867,827	3,028,964
4.00%, 4/15/2040	363,213	401,006
4.00%, 6/15/2040	20,399	22,522
4.00%, 3/20/2044	60,593	65,904
4.00%, 4/20/2044	306,346	333,196
Security Description	Principal Amount	Value
4.00%, 6/20/2044	$ 287,036	$ 312,195
4.00%, 8/20/2044	304,032	330,679
4.00%, 9/20/2044	245,139	266,625
4.00%, 10/20/2044	362,098	393,835
4.00%, 12/20/2044	315,295	342,930
4.00%, 2/20/2045	222,809	242,338
4.00%, 5/15/2045	180,576	197,236
4.00%, 7/20/2045	1,525,448	1,657,101
4.00%, 8/20/2045	194,424	211,204
4.00%, 9/20/2045	3,586,065	3,895,558
4.00%, 10/20/2045	280,254	304,441
4.00%, 11/20/2045	1,026,431	1,115,016
4.00%, 4/20/2046	173,818	188,819
4.00%, 5/20/2046	65,091	70,708
4.00%, 10/20/2046	125,249	134,269
4.00%, 3/20/2047	539,985	578,876
4.00%, 4/20/2047	214,109	228,532
4.00%, 6/20/2047	1,527,361	1,630,246
4.00%, 7/20/2047	429,041	457,942
4.00%, 8/20/2047	685,657	731,844
4.00%, 9/20/2047	282,733	301,778
4.00%, 2/20/2048	2,172,871	2,319,239
4.00%, 3/20/2048	1,693,701	1,807,791
4.00%, 6/20/2048	762,768	810,704
4.00%, 7/20/2048	385,282	409,346
4.00%, 8/20/2048	3,092,938	3,284,919
4.00%, 9/20/2048	804,255	853,864
4.00%, 5/20/2049	1,279,910	1,353,317
4.00%, 7/20/2049	5,541,012	5,858,254
4.00%, 5/20/2050	2,431,990	2,570,988
4.50%, 6/15/2039	25,089	28,099
4.50%, 7/15/2039	65,545	73,406
4.50%, 4/15/2040	262,820	294,377
4.50% 6/15/2040	190,051	212,871
4.50%, 3/15/2041	103,292	115,695
4.50%, 6/15/2041	84,646	94,837
4.50%, 9/20/2041	88,794	99,110
4.50%, 12/15/2041	32,472	36,382
4.50%, 1/15/2042	67,625	75,736
4.50%, 10/20/2043	56,091	62,338
4.50%, 4/20/2044	146,596	162,923
4.50%, 6/20/2044	122,227	135,840
4.50%, 11/20/2044	320,057	351,327
4.50%, 12/20/2044	98,714	108,359
4.50%, 7/20/2045	1,847,799	2,028,336
4.50%, 8/20/2045	164,437	180,504
4.50%, 9/20/2045	80,512	88,379
4.50%, 10/20/2045	306,395	336,331
4.50%, 4/20/2046	166,289	182,536
4.50%, 9/20/2047	138,699	149,593
4.50%, 11/20/2047	641,797	692,207
4.50%, 12/20/2047	535,098	577,127
4.50%, 1/20/2048	496,262	535,241
4.50%, 6/20/2048	1,299,264	1,392,163
4.50%, 7/20/2048	738,004	790,326

See accompanying notes to financial statements.
110

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.50%, 8/20/2048	$ 2,085,690	$ 2,232,297
4.50%, 10/20/2048	1,061,947	1,135,308
4.50%, 1/20/2049	2,019,606	2,154,238
4.50%, 7/20/2049	2,028,969	2,155,248
5.00%, 12/15/2038	98,778	113,628
5.00% 4/15/2039	206,200	236,924
5.00%, 5/15/2039	16,939	19,076
5.00%, 11/20/2041	549,281	623,946
5.00%, 5/20/2044	102,948	116,950
5.00%, 11/20/2044	108,192	122,841
5.00%, 1/20/2048	660,638	716,801
5.00%, 5/20/2048	802,590	875,797
5.00%, 7/20/2048	106,559	115,676
5.00%, 9/20/2048	581,793	631,573
5.00%, 11/20/2048	618,681	671,618
5.00%, 1/20/2049	1,477,819	1,604,266
5.00%, 7/20/2049	283,196	307,427
5.50%, 6/15/2038	213,290	244,440
5.50%, 7/15/2038	122,710	142,071
5.50%, 2/15/2039	29,494	34,420
5.50%, 5/20/2044	154,337	180,333
6.00%, 1/15/2038	9,780	11,201
6.00%, 4/15/2038	55,042	65,024
6.00%, 6/15/2041	76,110	89,883
TBA, 2.00%, 7/1/2051	20,925,000	21,307,509
TBA, 2.50%, 7/1/2051	34,825,000	36,020,890
TBA, 3.00%, 7/1/2051	12,500,000	13,039,000
TBA, 3.50%, 7/1/2051	5,000,000	5,248,650
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	335,000	335,328
2.88%, 9/15/2024	675,000	724,660
5.25%, 9/15/2039	1,575,000	2,244,911
5.88%, 4/1/2036	128,000	190,047
7.13%, 5/1/2030	66,000	96,159
Series A, 2.88%, 2/1/2027	286,000	312,867
Series B, 4.70%, 7/15/2033	1,236,000	1,607,319
Series E, 6.75%, 11/1/2025	115,000	144,032
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,785,889,356)		1,805,886,413
U.S. TREASURY OBLIGATIONS — 37.3%
Treasury Bonds:
1.13%, 5/15/2040	9,900,000	8,548,031
1.13%, 8/15/2040	10,300,000	8,861,219
1.25%, 5/15/2050	12,906,000	10,536,539
1.38%, 11/15/2040	16,015,000	14,385,974
1.38%, 8/15/2050	14,150,000	11,925,797
1.63%, 11/15/2050	19,235,000	17,269,423
1.88%, 2/15/2041 (b)	13,000,000	12,729,844
1.88%, 2/15/2051	25,800,000	24,618,844
2.00%, 2/15/2050	10,550,000	10,362,078
2.25%, 5/15/2041 (d)	22,700,000	23,622,187
Security Description	Principal Amount	Value
2.25%, 8/15/2046	$ 2,506,000	$ 2,590,186
2.25%, 8/15/2049	10,370,000	10,739,431
2.38%, 11/15/2049	7,967,000	8,481,120
2.38%, 5/15/2051	8,600,000	9,181,844
2.50%, 2/15/2045	3,399,000	3,675,700
2.50%, 2/15/2046	3,681,800	3,987,274
2.50%, 5/15/2046	2,850,000	3,086,461
2.75%, 8/15/2042	5,251,000	5,913,118
2.75%, 11/15/2042	15,482,000	17,424,507
2.75%, 8/15/2047	7,400,000	8,412,875
2.75%, 11/15/2047	12,200,000	13,881,312
2.88%, 5/15/2043	1,900,000	2,183,516
2.88%, 8/15/2045	3,740,000	4,322,622
2.88%, 11/15/2046	5,109,700	5,927,252
2.88%, 5/15/2049	12,436,000	14,557,892
3.00%, 11/15/2044	1,464,000	1,722,716
3.00%, 5/15/2045	2,100,000	2,475,703
3.00%, 11/15/2045	2,900,000	3,427,437
3.00%, 2/15/2047	6,450,000	7,659,375
3.00%, 5/15/2047	10,200,000	12,122,062
3.00%, 2/15/2048	13,150,000	15,666,992
3.00%, 8/15/2048	16,450,000	19,632,047
3.00%, 2/15/2049	11,425,000	13,672,512
3.13%, 11/15/2041	2,518,000	2,999,174
3.13%, 2/15/2042	2,197,000	2,619,579
3.13%, 2/15/2043	1,240,000	1,480,638
3.13%, 8/15/2044	2,078,000	2,492,626
3.13%, 5/15/2048	13,150,000	16,032,727
3.38%, 5/15/2044	2,164,000	2,696,885
3.38%, 11/15/2048	9,310,000	11,881,887
3.50%, 2/15/2039	700,000	874,563
3.63%, 8/15/2043	3,950,000	5,083,156
3.75%, 8/15/2041	150,000	194,719
3.75%, 11/15/2043	3,762,000	4,935,862
3.88%, 8/15/2040	150,000	197,063
4.25%, 11/15/2040	400,000	551,313
4.38%, 2/15/2038	2,235,000	3,073,474
4.38%, 11/15/2039	375,000	521,133
4.38%, 5/15/2040	5,350,000	7,469,937
4.50%, 2/15/2036 (b)	502,000	688,681
4.63%, 2/15/2040	48,970,000	70,226,041
4.75%, 2/15/2037	546,000	774,638
4.75%, 2/15/2041	5,400,000	7,913,531
5.25%, 11/15/2028	262,000	336,015
5.25%, 2/15/2029	250,000	321,953
5.50%, 8/15/2028 (b)	452,000	584,281
6.13%, 11/15/2027	686,000	897,803
6.25%, 8/15/2023	300,000	337,711
6.50%, 11/15/2026 (b)	1,054,000	1,359,907
6.88%, 8/15/2025	50,000	62,465
7.13%, 2/15/2023	524,000	582,254
7.50%, 11/15/2024	6,100,000	7,523,969
Treasury Notes:
0.13%, 8/31/2022	10,150,000	10,150,793
0.13%, 9/30/2022	4,750,000	4,749,443

See accompanying notes to financial statements.
111

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
0.13%, 10/31/2022	$ 7,650,000	$ 7,647,609
0.13%, 11/30/2022	21,150,000	21,140,086
0.13%, 12/31/2022	10,600,000	10,592,547
0.13%, 1/31/2023	16,000,000	15,985,625
0.13%, 2/28/2023	31,875,000	31,838,892
0.13%, 3/31/2023	20,450,000	20,420,443
0.13%, 4/30/2023	19,750,000	19,715,283
0.13%, 5/15/2023	9,637,000	9,618,931
0.13%, 5/31/2023	21,700,000	21,654,227
0.13%, 7/15/2023	10,800,000	10,772,156
0.13%, 8/15/2023	15,500,000	15,453,984
0.13%, 9/15/2023	10,500,000	10,462,266
0.13%, 10/15/2023	4,800,000	4,779,375
0.13%, 1/15/2024	22,000,000	21,869,375
0.13%, 2/15/2024	23,100,000	22,952,016
0.25%, 4/15/2023	12,265,000	12,272,666
0.25%, 6/15/2023	9,060,000	9,061,770
0.25%, 11/15/2023	3,650,000	3,644,297
0.25%, 3/15/2024 (b)	27,900,000	27,791,016
0.25%, 5/15/2024	24,200,000	24,071,437
0.25%, 5/31/2025	20,675,000	20,330,955
0.25%, 6/30/2025	5,675,000	5,574,357
0.25%, 7/31/2025	14,935,000	14,651,468
0.25%, 8/31/2025	26,900,000	26,362,000
0.25%, 9/30/2025	12,000,000	11,746,875
0.38%, 4/15/2024	7,965,000	7,955,666
0.38%, 4/30/2025	17,250,000	17,064,023
0.38%, 11/30/2025	6,850,000	6,726,914
0.38%, 12/31/2025 (b)	21,831,000	21,414,847
0.38%, 1/31/2026	12,750,000	12,495,996
0.38%, 9/30/2027	35,950,000	34,351,910
0.50%, 3/31/2025	1,250,000	1,243,848
0.50%, 2/28/2026	15,000,000	14,773,828
0.50%, 4/30/2027	5,322,000	5,161,508
0.50%, 6/30/2027	15,450,000	14,946,668
0.50%, 10/31/2027	23,600,000	22,692,875
0.63%, 11/30/2027	5,600,000	5,421,063
0.63%, 12/31/2027	4,700,000	4,543,578
0.63%, 5/15/2030	14,800,000	13,835,687
0.63%, 8/15/2030 (b)	23,150,000	21,572,906
0.75%, 3/31/2026	25,601,000	25,488,996
0.75%, 4/30/2026	40,000,000	39,800,000
0.75%, 5/31/2026	22,500,000	22,375,195
0.75%, 1/31/2028	21,000,000	20,445,469
0.88%, 6/30/2026	30,000,000	29,990,625
0.88%, 11/15/2030 (b)	19,200,000	18,261,000
1.13%, 2/28/2025	31,323,000	31,895,624
1.13%, 2/28/2027	8,500,000	8,560,430
1.13%, 2/29/2028	11,000,000	10,969,062
1.13%, 2/15/2031 (b)	35,000,000	33,988,281
1.25%, 8/31/2024 (b)	11,000,000	11,259,531
1.25%, 3/31/2028	30,000,000	30,121,875
1.25%, 4/30/2028	14,000,000	14,048,125
1.38%, 10/15/2022	14,725,000	14,959,680
1.38%, 2/15/2023	10,447,000	10,648,186
Security Description	Principal Amount	Value
1.38%, 6/30/2023	$ 5,000,000	$ 5,112,891
1.38%, 1/31/2025	34,175,000	35,117,483
1.38%, 8/31/2026 (b)	3,000,000	3,070,781
1.50%, 8/15/2022	14,250,000	14,471,543
1.50%, 9/15/2022	12,650,000	12,859,516
1.50%, 1/15/2023	12,900,000	13,162,535
1.50%, 3/31/2023	1,796,000	1,836,550
1.50%, 9/30/2024	10,000,000	10,318,750
1.50%, 10/31/2024	11,250,000	11,609,473
1.50%, 11/30/2024	11,300,000	11,660,187
1.50%, 8/15/2026	2,392,000	2,463,199
1.50%, 1/31/2027	13,400,000	13,773,734
1.50%, 2/15/2030	13,950,000	14,089,500
1.63%, 8/15/2022	1,972,000	2,005,586
1.63%, 8/31/2022	9,000,000	9,157,500
1.63%, 11/15/2022	3,964,000	4,044,209
1.63%, 12/15/2022	13,200,000	13,481,016
1.63%, 4/30/2023 (b)	1,100,000	1,128,059
1.63%, 5/31/2023	884,000	907,378
1.63%, 10/31/2023	4,730,000	4,873,748
1.63%, 5/15/2026	300,000	310,969
1.63%, 10/31/2026	11,125,000	11,522,197
1.63%, 11/30/2026	11,700,000	12,114,070
1.63%, 8/15/2029 (b)	11,927,000	12,199,085
1.63%, 5/15/2031 (b)	26,700,000	27,117,187
1.75%, 7/15/2022	7,975,000	8,111,447
1.75%, 9/30/2022	2,470,000	2,519,786
1.75%, 1/31/2023	2,100,000	2,151,926
1.75%, 6/30/2024	18,200,000	18,903,828
1.75%, 7/31/2024	2,500,000	2,598,438
1.75%, 12/31/2026	8,150,000	8,493,191
1.75%, 11/15/2029 (b)	7,000,000	7,226,406
1.88%, 7/31/2022	8,200,000	8,356,633
1.88%, 8/31/2022	2,330,000	2,377,510
1.88%, 9/30/2022	6,660,000	6,804,647
1.88%, 10/31/2022	47,000	48,080
1.88%, 8/31/2024	2,150,000	2,242,887
1.88%, 6/30/2026	10,500,000	11,011,055
2.00%, 10/31/2022	12,450,000	12,756,387
2.00%, 11/30/2022	5,045,000	5,176,249
2.00%, 2/15/2023	9,040,000	9,304,491
2.00%, 5/31/2024	2,500,000	2,612,891
2.00%, 6/30/2024	1,125,000	1,176,680
2.00%, 2/15/2025	3,206,000	3,366,050
2.00%, 8/15/2025	200,000	210,469
2.13%, 12/31/2022	3,000,000	3,087,539
2.13%, 11/30/2023	2,000,000	2,086,250
2.13%, 2/29/2024	4,000,000	4,185,000
2.13%, 3/31/2024	1,200,000	1,256,438
2.13%, 7/31/2024	2,600,000	2,731,219
2.13%, 9/30/2024	1,550,000	1,630,406
2.13%, 11/30/2024	7,000,000	7,372,969
2.13%, 5/15/2025	4,549,000	4,802,749
2.13%, 5/31/2026	11,415,000	12,107,034
2.25%, 12/31/2023	1,854,000	1,941,630

See accompanying notes to financial statements.
112

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.25%, 1/31/2024	$ 3,600,000	$ 3,774,656
2.25%, 4/30/2024	20,850,000	21,923,449
2.25%, 10/31/2024	10,000,000	10,566,406
2.25%, 11/15/2024	12,344,000	13,049,922
2.25%, 12/31/2024	12,350,000	13,069,773
2.25%, 11/15/2025	1,400,000	1,489,578
2.25%, 3/31/2026	550,000	586,180
2.25%, 8/15/2027	6,600,000	7,058,391
2.25%, 11/15/2027	19,050,000	20,377,547
2.38%, 1/31/2023	14,900,000	15,415,680
2.38%, 2/29/2024	13,250,000	13,948,731
2.38%, 8/15/2024	2,955,000	3,128,606
2.38%, 4/30/2026	13,300,000	14,260,094
2.38%, 5/15/2027	12,600,000	13,564,687
2.38%, 5/15/2029	13,250,000	14,299,648
2.50%, 8/15/2023	2,308,000	2,416,909
2.50%, 1/31/2024	20,700,000	21,838,500
2.50%, 5/15/2024	9,694,000	10,269,581
2.50%, 1/31/2025	11,150,000	11,906,981
2.50%, 2/28/2026	14,838,000	15,977,512
2.63%, 2/28/2023	13,298,000	13,835,634
2.63%, 6/30/2023	7,700,000	8,064,848
2.63%, 12/31/2023	12,200,000	12,890,062
2.63%, 3/31/2025	3,210,000	3,447,991
2.63%, 12/31/2025	11,000,000	11,891,172
2.63%, 2/15/2029	9,650,000	10,581,828
2.75%, 7/31/2023	4,250,000	4,469,805
2.75%, 8/31/2023	17,100,000	18,011,109
2.75%, 11/15/2023	10,383,000	10,978,400
2.75%, 2/15/2024	4,618,000	4,904,821
2.75%, 6/30/2025	10,500,000	11,355,586
2.75%, 8/31/2025	6,600,000	7,147,594
2.75%, 2/15/2028	5,550,000	6,115,406
2.88%, 9/30/2023	4,900,000	5,183,281
2.88%, 10/31/2023	7,750,000	8,210,762
2.88%, 11/30/2023	11,651,000	12,364,624
2.88%, 4/30/2025	7,100,000	7,700,172
2.88%, 5/31/2025	10,200,000	11,073,375
2.88%, 7/31/2025	7,050,000	7,664,672
2.88%, 11/30/2025	6,925,000	7,555,283
2.88%, 5/15/2028	12,950,000	14,386,641
2.88%, 8/15/2028	13,300,000	14,790,016
3.00%, 9/30/2025	5,200,000	5,692,375
3.00%, 10/31/2025	2,300,000	2,519,578
3.13%, 11/15/2028	13,100,000	14,819,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,247,552,401)		2,300,275,835
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	100,000	105,475
Series S1-SUB, 7.04%, 4/1/2050	100,000	173,568
Security Description	Principal Amount	Value
California, State General Obligation:
3.38%, 4/1/2025	$ 155,000	$ 169,706
3.50%, 4/1/2028	200,000	225,398
4.50%, 4/1/2033	250,000	295,312
4.60%, 4/1/2038	150,000	175,372
7.30%, 10/1/2039	1,395,000	2,232,569
7.35%, 11/1/2039	110,000	177,115
7.50%, 4/1/2034	275,000	433,348
7.55%, 4/1/2039	297,000	506,385
7.63%, 3/1/2040	90,000	151,609
California, State University, Revenue:
Series B, 2.98%, 11/1/2051	250,000	255,995
Series B, 3.90%, 11/1/2047	100,000	116,747
City of San Francisco CA Public Utilities Commission Water Revenue:
Series A, 3.30%, 11/1/2039	55,000	58,934
Series E, 2.83%, 11/1/2041	250,000	253,656
Los Angeles Community College District:
1.61%, 8/1/2028	250,000	250,592
1.81%, 8/1/2030	250,000	250,677
2.11%, 8/1/2032	250,000	253,655
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	242,929
6.60%, 7/1/2050	260,000	442,952
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	202,553
Series RY, 6.76%, 7/1/2034	250,000	358,860
Regents, University of California Medical Center Pooled, Revenue:
Series N, 3.01%, 5/15/2050	150,000	154,370
Series N, 3.26%, 5/15/2060	150,000	159,349
Series N, 3.71%, 5/15/2120	150,000	161,998
Riverside, CA, Taxable Pension Obligation, Revenue Series A, 3.86%, 6/1/2045	50,000	54,214
San Diego County Regional Transportation Commission Series A, 3.25%, 4/1/2048	100,000	104,070
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	381,255
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	4,000	4,060
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	633,577
Series AQ, 4.77%, 5/15/2115	75,000	102,972

See accompanying notes to financial statements.
113

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series AX, 3.06%, 7/1/2025	$ 100,000	$ 108,097
Series BD, 3.35%, 7/1/2029	300,000	338,187
		9,535,556
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	118,184
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue Series C, 3.48%, 10/1/2043	200,000	208,980
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	150,000	151,441
Series A, 1.71%, 7/1/2027	150,000	152,428
Series A, 2.15%, 7/1/2030	150,000	152,929
		665,778
GEORGIA — 0.0% (a)
City of Atlanta GA Water & Wastewater Revenue 2.26%, 11/1/2035	150,000	152,646
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	170,000	257,597
6.66%, 4/1/2057	96,000	147,834
7.06%, 4/1/2057	293,000	433,202
		991,279
IDAHO — 0.0% (a)
Idaho Energy Res. Authority 2.86%, 9/1/2046	85,000	87,567
ILLINOIS — 0.1%
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	500,000	641,529
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	99,481
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	105,534
City of Chicago IL Series B, 7.75%, 1/1/2042	41,000	50,941
Sales Tax Securitization Corp., Revenue:
Series A, 4.64%, 1/1/2040	100,000	122,147
Series A, 4.79%, 1/1/2048	100,000	127,394
Series B, 3.82%, 1/1/2048	100,000	111,331
State of Illinois:
4.95%, 6/1/2023	152,727	163,232
5.10%, 6/1/2033	670,000	787,814
7.35%, 7/1/2035	500,000	645,919
		2,855,322
Security Description	Principal Amount	Value
KANSAS — 0.0% (a)
Kansas Development Finance Authority, Revenue Series H, 4.93%, 4/15/2045	$ 50,000	$ 65,040
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority, Revenue:
Series D, 3.05%, 7/1/2040	200,000	208,411
Series D, 3.20%, 7/1/2050	200,000	205,966
		414,377
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	123,297
5.46%, 12/1/2039	400,000	552,360
Series H, 2.90%, 9/1/2049	65,000	68,692
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	70,210
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	85,000	91,309
Series C, 2.95%, 5/15/2043	400,000	411,833
		1,317,701
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	35,000	38,258
Michigan State Building Authority Series II, 2.71%, 10/15/2040	300,000	298,117
Michigan Strategic Fund 3.23%, 9/1/2047 (d)	25,000	25,375
University of Michigan, Revenue:
Series B, 2.44%, 4/1/2040	200,000	200,789
Series B, 2.56%, 4/1/2050	500,000	494,569
		1,057,108
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	129,277
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	285,000	340,076
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	100,000	107,889

See accompanying notes to financial statements.
114

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority, Revenue Series A, 7.43%, 2/15/2029 (h)	$ 275,000	$ 356,632
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	451,361
4.13%, 6/15/2042	320,000	364,326
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	520,010
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	205,000	279,792
Series P, 3.92%, 5/1/2119	100,000	114,188
Series R, 3.27%, 5/1/2043	35,000	37,343
		2,123,652
NEW YORK — 0.1%
New York State Dormitory Authority:
5.63%, 3/15/2039	105,000	137,362
Series B, 3.14%, 7/1/2043	250,000	258,476
Series F, 3.11%, 2/15/2039	135,000	148,397
Series F, 3.19%, 2/15/2043	135,000	147,663
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	50,000	53,562
Series M, 3.50%, 1/1/2042	50,000	52,818
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	322,345
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	133,789
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	115,383
Series A2, 5.21%, 10/1/2031	100,000	122,561
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	218,309
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	283,732
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	395,000	396,785
4.03%, 9/1/2048	350,000	423,721
4.93%, 10/1/2051	220,000	304,901
Series 192, 4.81%, 10/15/2065	150,000	205,157
Security Description	Principal Amount	Value
Series 20, 4.23%, 10/15/2057	$ 125,000	$ 157,069
Series 21, 3.29%, 8/1/2069	500,000	527,676
Series AAA, 1.09%, 7/1/2023	250,000	253,182
Westchester County Local Development Corp. 3.85%, 11/1/2050 (g)	180,000	189,111
		4,451,999
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority/The 3.20%, 1/15/2051	125,000	133,286
OHIO — 0.0% (a)
JobsOhio Beverage System Series A, 2.83%, 1/1/2038	50,000	53,050
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	134,215
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	375,916
		563,181
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (h)	100,000	122,617
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	200,000	198,761
		321,378
PENNSYLVANIA — 0.0% (a)
Pennsylvania State University, Revenue:
Series D, 2.79%, 9/1/2043	250,000	254,406
Series D, 2.84%, 9/1/2050	250,000	252,120
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	108,618
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	113,438
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	200,000	210,427
		939,009
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	11,076

See accompanying notes to financial statements.
115

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	$ 700,000	$ 839,516
6.29%, 3/1/2032	90,000	113,439
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	230,416
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	105,342
Series A, 3.14%, 11/1/2045	100,000	105,421
Series C, 2.92%, 11/1/2050	40,000	40,453
Series C, 3.09%, 11/1/2040	60,000	61,947
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	185,000	189,161
North Texas Tollway Authority 3.01%, 1/1/2043	70,000	71,184
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	82,570
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	75,000	106,631
State of Texas 3.21%, 4/1/2044	150,000	158,230
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	334,210
Texas, State General Obligation 5.52%, 4/1/2039	100,000	144,030
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	135,755
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	200,000	197,595
2.56%, 4/1/2042	120,000	121,632
University of Texas System, Revenue:
Series A, 3.35%, 8/15/2047	100,000	114,201
Series B, 2.44%, 8/15/2049	50,000	48,053
		3,199,786
VIRGINIA — 0.0% (a)
University of Virginia, Revenue:
2.26%, 9/1/2050	90,000	84,860
Series A, 3.23%, 9/1/2119	350,000	337,428
		422,288
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	275,542
Security Description	Principal Amount	Value
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	$ 160,000	$ 176,955
TOTAL MUNICIPAL BONDS & NOTES (Cost $26,914,211)		30,303,306
MORTGAGE-BACKED SECURITIES — 1.1%
BANK 2017-BNK4 Series 2017-BNK4, Class A3, Class A3, 3.36%, 5/15/2050	200,000	217,897
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, Class ASB, 3.29%, 7/15/2060	430,000	459,841
BANK 2017-BNK7 Series 2017-BNK7, Class A4, Class A4, 3.18%, 9/15/2060	300,000	324,517
BANK 2017-BNK9 Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	283,252
BANK 2018-BNK13 Series 2018-BN13, Class A5, Class A5, 4.22%, 8/15/2061 (c)	390,000	449,575
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	332,152
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	467,498
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	561,382
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	1,076,622
BANK 2020-BNK25 Series 2020-BN25, Class A5, Class A5, 2.65%, 1/15/2063	600,000	631,582
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	295,961
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	998,078
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	525,941
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	559,032

See accompanying notes to financial statements.
116

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series 2019-C5, Class A4, Class A4, 3.06%, 11/15/2052	$ 500,000	$ 541,985
BBCMS Mortgage Trust Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	753,668
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054 (d)	500,000	518,843
Benchmark Mortgage Trust:
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	498,941
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	627,606
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	523,066
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	785,961
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	398,266
Series 2018-B6, Class A4, Class A4, 4.26%, 10/10/2051	300,000	347,336
Series 2019-B13, Class A4, Class A4, 2.95%, 8/15/2057	1,000,000	1,073,016
Series 2019-B9, Class A5, Class A5, 4.02%, 3/15/2052	342,857	392,774
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	423,314
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	364,224
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	494,081
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,599,985
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, Class A3, 3.87%, 1/10/2048	350,000	385,533
Citigroup Commercial Mortgage Trust:
Series 2014-GC25, Class A3, Class A3, 3.37%, 10/10/2047	451,202	481,206
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,318,938
Series 2017-P8, Class A4, Class A4, 3.47%, 9/15/2050	500,000	551,362
Security Description	Principal Amount	Value
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	$ 1,500,000	$ 1,604,818
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	811,068
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	316,898
COMM Mortgage Trust:
Series 2012-CR3, Class A3, Class A3, 2.82%, 10/15/2045	488,940	497,649
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	533,027
Series 2014-UBS3, Class A4, Class A4, 3.82%, 6/10/2047	500,000	539,557
Series 2015-CR24, Class A5, Class A5, 3.70%, 8/10/2048	500,000	546,763
Series 2015-LC21, Class A3, Class A3, 3.45%, 7/10/2048	450,700	483,320
Series 2016-CR28, Class A4, Class A4, 3.76%, 2/10/2049	616,000	678,461
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	240,000	256,685
Series 2017-COR2, Class A3, Class A3, 3.51%, 9/10/2050	650,000	715,511
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,147,872
Series 2019-GC44, Class A5, Class A5, 2.95%, 8/15/2057	500,000	537,465
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, Class A4, 3.39%, 6/15/2050	500,000	544,473
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	549,039
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	580,497
Series 2018-CX12, Class A4, Class A4, 4.22%, 8/15/2051 (c)	500,000	575,655
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	1,074,643

See accompanying notes to financial statements.
117

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, Class A4, 3.38%, 5/10/2050	$ 1,600,000	$ 1,729,957
Series 2017-GS5, Class A3, Class A3, 3.41%, 3/10/2050	1,000,000	1,091,867
Series 2017-GS6, Class A3, Class A3, 3.43%, 5/10/2050	500,000	550,227
Series 2017-GS7, Class A4, Class A4, 3.43%, 8/10/2050	500,000	550,152
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	1,079,946
Series 2019-GC38, Class A4, Class A4, VRN, 3.97%, 2/10/2052	750,000	856,224
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Class A5, Class A5, 3.14%, 12/15/2047	491,190	508,301
Series 2013-C16, Class AS, Class AS, 4.52%, 12/15/2046	1,000,000	1,075,971
Series 2015-JP1, Class AS, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,375,527
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, Class A3A1, 3.54%, 9/15/2047	442,553	471,551
Series 2014-C22, Class A4, Class A4, 3.80%, 9/15/2047	1,500,000	1,615,548
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	238,783
Series 2017-C7, Class A5, Class A5, 3.41%, 10/15/2050	500,000	551,334
Series 2015-C29, Class B, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	531,747
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, Class ASB, 3.49%, 3/15/2050	500,000	537,145
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	658,873
Security Description	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.22%, 7/15/2046 (c)	$ 614,000	$ 645,985
Series 2013-C11, Class A3, Class A3, 3.96%, 8/15/2046	479,162	497,273
Series 2013-C7, Class B, Class B, 3.77%, 2/15/2046	500,000	506,923
Series 2015-C20, Class A4, 3.25%, 2/15/2048	500,000	534,666
Series 2015-C23, Class A3, Class A3, 3.45%, 7/15/2050	486,368	524,240
Series 2015-C23, Class A4, Class A4, 3.72%, 7/15/2050	800,000	876,401
Series 2015-C26, Class A5, Class A5, 3.53%, 10/15/2048	1,000,000	1,086,574
Series 2013-C10, Class A3, Class A3, VRN, 4.10%, 7/15/2046 (c)	452,121	475,561
Morgan Stanley Capital I Series 2017-HR2, Class A4, Class A4, 3.59%, 12/15/2050	750,000	833,019
Morgan Stanley Capital I Trust:
2.44%, 6/15/2054 (f)	500,000	514,998
Series 2015-UBS8, Class A3, Class A3, 3.54%, 12/15/2048	500,000	529,206
Series 2018-H3, Class A5, Class A5, 4.18%, 7/15/2051	742,000	854,093
Series 2019-L3, Class A4, Class A4, 3.13%, 11/15/2052	500,000	542,603
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	501,120
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, Class A4, 3.56%, 10/15/2050	325,000	358,734
Series 2017-C7, Class A4, Class A4, 3.68%, 12/15/2050	500,000	554,744
Series 2018-C14, Class A3, Class A3, 4.18%, 12/15/2051	1,000,000	1,127,180
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	339,383

See accompanying notes to financial statements.
118

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	$ 400,000	$ 427,466
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	400,000	412,788
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, Class AS, 4.02%, 8/15/2050	500,000	521,173
Series 2015-LC22, Class ASB, Class ASB, 3.57%, 9/15/2058	455,370	481,434
Series 2015-P2, Class A4, Class A4, 3.81%, 12/15/2048	1,335,000	1,474,611
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	534,039
Series 2017-C38, Class A5, Class A5, 3.45%, 7/15/2050	500,000	550,886
Series 2017-C41, Class A4, Class A4, 3.47%, 11/15/2050	300,000	330,206
Series 2017-C42, Class A3, Class A3, 3.33%, 12/15/2050	500,000	543,204
Series 2018-C45, Class A4, Class A4, 4.18%, 6/15/2051	500,000	574,131
Series 2019-C49, Class A5, Class A5, 4.02%, 3/15/2052	800,000	916,862
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	1,071,231
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	864,491
Series 2020-C56, Class A5, Class A5, 2.45%, 6/15/2053	148,500	153,840
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	737,752
WFRBS Commercial Mortgage Trust:
Series 2012-C9, Class A3, Class A3, 2.87%, 11/15/2045	174,549	178,653
Series 2014-C19, Class AS, Class AS, 4.27%, 3/15/2047	638,000	687,824
Series 2013-C16, Class B, Class B, VRN, 5.17%, 9/15/2046 (c)	2,000,000	2,085,618
Security Description	Principal Amount	Value
Series 2014-LC14, Class B, Class B, VRN, 4.91%, 3/15/2047 (c)	$ 500,000	$ 542,289
TOTAL MORTGAGE-BACKED SECURITIES (Cost $65,965,477)		69,071,190
	Shares
SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (i) (j)	413,342,891	413,466,894
State Street Navigator Securities Lending Portfolio II (k) (l)	207,198,249	207,198,249
TOTAL SHORT-TERM INVESTMENTS (Cost $620,648,520)		620,665,143
TOTAL INVESTMENTS — 109.4% (Cost $6,588,579,033)		6,738,787,704
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(579,798,359)
NET ASSETS — 100.0%		$ 6,158,989,345
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2021. Maturity date shown is the final maturity.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(h)	Bond is insured by National Public Finance Guaranty Corp., representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2021.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury

See accompanying notes to financial statements.
119

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,670,879,223	$—	$1,670,879,223
Asset-Backed Securities	—	16,905,512	—	16,905,512
Foreign Government Obligations	—	224,801,082	—	224,801,082
U.S. Government Agency Obligations	—	1,805,886,413	—	1,805,886,413
U.S. Treasury Obligations	—	2,300,275,835	—	2,300,275,835
Municipal Bonds & Notes	—	30,303,306	—	30,303,306
Mortgage-Backed Securities	—	69,071,190	—	69,071,190
Short-Term Investments	620,665,143	—	—	620,665,143
TOTAL INVESTMENTS	$620,665,143	$ 6,118,122,561	$—	$6,738,787,704
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	250,021,887	$250,121,896	$ 1,666,378,911	$1,503,016,571	$37,607	$(54,949)	413,342,891	$413,466,894	$221,151
State Street Navigator Securities Lending Portfolio II	403,278,489	403,278,489	1,372,927,306	1,569,007,546	—	—	207,198,249	207,198,249	390,283
Total		$653,400,385	$3,039,306,217	$ 3,072,024,117	$37,607	$(54,949)		$620,665,143	$ 611,434
See accompanying notes to financial statements.
120

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031 (a)	$ 1,375,000	$ 1,379,097
4.65%, 10/1/2028	646,000	758,404
4.75%, 3/30/2030	1,386,000	1,641,260
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,259,000	1,278,754
2.60%, 8/1/2031	1,295,000	1,317,067
4.20%, 6/1/2030	406,000	468,820
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,594,000	1,759,569
3.65%, 11/1/2024	840,000	911,937
WPP Finance 2010:
3.63%, 9/7/2022	1,250,000	1,295,225
3.75%, 9/19/2024	1,247,500	1,358,453
		12,168,586
AEROSPACE & DEFENSE — 1.8%
Boeing Co.:
1.17%, 2/4/2023	1,756,000	1,762,550
1.43%, 2/4/2024	4,374,000	4,385,241
1.88%, 6/15/2023	1,592,000	1,623,044
1.95%, 2/1/2024 (a)	1,297,000	1,329,179
2.20%, 2/4/2026	9,085,000	9,170,853
2.25%, 6/15/2026	1,382,000	1,410,967
2.60%, 10/30/2025 (a)	1,227,000	1,277,049
2.70%, 2/1/2027	1,352,000	1,397,062
2.75%, 2/1/2026	1,960,000	2,045,770
2.80%, 3/1/2023 (a)	1,591,000	1,644,728
2.80%, 3/1/2024	1,114,000	1,162,548
2.80%, 3/1/2027	1,113,000	1,155,595
2.85%, 10/30/2024	1,177,000	1,236,262
2.95%, 2/1/2030	995,000	1,018,870
3.10%, 5/1/2026	1,240,000	1,312,763
3.20%, 3/1/2029	1,184,000	1,243,603
3.25%, 2/1/2028	1,131,000	1,199,403
3.25%, 3/1/2028	1,190,000	1,255,414
3.45%, 11/1/2028	706,000	753,351
3.63%, 2/1/2031	1,366,000	1,469,311
4.51%, 5/1/2023	4,509,000	4,805,918
4.88%, 5/1/2025	4,738,000	5,310,350
5.04%, 5/1/2027	2,752,000	3,177,019
5.15%, 5/1/2030	6,009,000	7,120,965
General Dynamics Corp.:
1.15%, 6/1/2026 (a)	978,000	982,890
1.88%, 8/15/2023	1,141,000	1,174,580
2.13%, 8/15/2026	450,000	470,403
2.25%, 11/15/2022	1,406,000	1,436,482
2.25%, 6/1/2031 (a)	1,061,000	1,088,915
2.38%, 11/15/2024	1,284,000	1,353,927
2.63%, 11/15/2027	986,000	1,053,571
Security Description	Principal Amount	Value
3.25%, 4/1/2025	$ 1,682,000	$ 1,823,053
3.38%, 5/15/2023	592,000	624,009
3.50%, 5/15/2025	1,293,000	1,417,167
3.50%, 4/1/2027	625,000	694,581
3.63%, 4/1/2030	1,392,000	1,574,714
3.75%, 5/15/2028	1,064,000	1,209,960
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	26,872
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	9,000	8,748
2.90%, 12/15/2029	1,261,000	1,338,148
3.83%, 4/27/2025	1,427,000	1,565,005
3.85%, 6/15/2023	1,235,000	1,313,163
3.85%, 12/15/2026	1,174,000	1,318,073
3.95%, 5/28/2024	925,000	1,001,821
4.40%, 6/15/2028	577,000	670,041
4.40%, 6/15/2028	1,485,000	1,723,669
Lockheed Martin Corp.:
1.85%, 6/15/2030	624,000	626,190
2.90%, 3/1/2025	864,000	926,364
3.10%, 1/15/2023	1,345,000	1,395,666
3.55%, 1/15/2026	3,050,001	3,371,654
Northrop Grumman Corp.:
2.93%, 1/15/2025	3,000,000	3,198,510
3.20%, 2/1/2027 (a)	1,635,000	1,780,401
3.25%, 8/1/2023	1,068,000	1,129,965
3.25%, 1/15/2028	2,906,000	3,171,521
4.40%, 5/1/2030	1,377,000	1,628,564
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,915
Raytheon Technologies Corp.:
2.25%, 7/1/2030 (a)	1,564,000	1,590,228
2.50%, 12/15/2022	1,599,000	1,640,942
3.13%, 5/4/2027	1,036,000	1,126,650
3.20%, 3/15/2024	1,314,000	1,398,030
3.50%, 3/15/2027	797,000	879,474
3.70%, 12/15/2023 (a)	1,272,000	1,360,340
3.95%, 8/16/2025	1,704,000	1,894,865
4.13%, 11/16/2028	4,571,000	5,264,786
6.70%, 8/1/2028	604,000	792,430
7.20%, 8/15/2027	125,000	163,637
7.50%, 9/15/2029	519,000	725,541
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	54,260
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	830,000	829,726
0.95%, 4/1/2024	839,000	840,099
1.60%, 4/1/2026	1,355,000	1,359,119
2.25%, 4/1/2028	1,145,000	1,166,606
2.75%, 4/1/2031	935,000	961,227
United Technologies Corp. 2.65%, 11/1/2026	257,000	274,283
		121,691,600

See accompanying notes to financial statements.
121

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.35%, 5/6/2025	$ 1,278,000	$ 1,336,788
2.63%, 9/16/2026	1,847,000	1,943,506
2.85%, 8/9/2022 (a)	842,000	864,684
3.40%, 5/6/2030 (a)	900,000	953,604
3.80%, 2/14/2024	159,000	170,847
4.00%, 1/31/2024 (a)	1,357,000	1,470,649
4.40%, 2/14/2026	1,777,000	2,010,160
4.80%, 2/14/2029	2,773,000	3,215,710
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,513,000	1,609,181
2.75%, 3/27/2025	1,434,000	1,527,741
3.25%, 3/27/2030	1,191,000	1,318,794
BAT Capital Corp.:
2.26%, 3/25/2028	3,114,000	3,096,437
2.76%, 8/15/2022	284,000	290,685
2.79%, 9/6/2024	1,323,000	1,391,095
3.22%, 8/15/2024	4,695,000	4,987,311
3.22%, 9/6/2026	1,312,000	1,392,071
3.46%, 9/6/2029	1,434,000	1,516,125
3.56%, 8/15/2027	4,982,000	5,331,039
4.70%, 4/2/2027	1,565,000	1,768,121
4.91%, 4/2/2030	1,713,000	1,968,682
BAT International Finance PLC 1.67%, 3/25/2026	2,271,000	2,273,816
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025 (a)	1,073,000	1,084,932
2.75%, 5/14/2031	764,000	772,763
3.00%, 9/25/2022	831,000	853,753
3.25%, 8/15/2026	952,000	1,025,275
3.75%, 9/25/2027 (a)	1,309,000	1,443,395
4.35%, 3/15/2024	1,278,000	1,391,180
Philip Morris International, Inc.:
0.88%, 5/1/2026 (a)	1,364,000	1,346,814
1.13%, 5/1/2023	701,000	710,246
1.50%, 5/1/2025	1,370,000	1,397,797
1.75%, 11/1/2030	1,306,000	1,265,932
2.10%, 5/1/2030	1,370,000	1,366,561
2.13%, 5/10/2023	1,018,000	1,048,642
2.50%, 8/22/2022	1,015,000	1,041,116
2.50%, 11/2/2022	1,079,000	1,108,327
2.63%, 3/6/2023	1,152,000	1,196,133
2.75%, 2/25/2026	1,448,000	1,545,262
2.88%, 5/1/2024 (a)	399,000	424,317
3.13%, 8/17/2027	654,000	714,763
3.13%, 3/2/2028 (a)	1,024,000	1,115,535
3.25%, 11/10/2024	1,342,000	1,452,406
3.38%, 8/11/2025	870,000	949,066
3.38%, 8/15/2029 (a)	1,213,000	1,340,826
3.60%, 11/15/2023	1,080,000	1,162,523
Reynolds American, Inc.:
4.45%, 6/12/2025	2,850,000	3,159,710
Security Description	Principal Amount	Value
4.85%, 9/15/2023	$ 1,209,000	$ 1,318,620
		70,672,940
AIRLINES — 0.4%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	892,144	919,346
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	502,797	516,217
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	672,885	681,787
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	967,109	974,169
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	520,835	535,017
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	469,912	477,548
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	157,019	166,754
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	582,887	616,344
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	685,000	724,333
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	423,092	426,879
Southwest Airlines Co.:
2.63%, 2/10/2030	1,407,000	1,443,104
2.75%, 11/16/2022	218,000	223,943
3.00%, 11/15/2026	1,148,000	1,224,583
3.45%, 11/16/2027 (a)	1,348,000	1,461,987
4.75%, 5/4/2023	1,520,000	1,631,386
5.13%, 6/15/2027	2,907,000	3,423,196
5.25%, 5/4/2025	1,584,000	1,809,403
Spirit Airlines Pass Through Trust Series A, 4.10%, 10/1/2029	485,603	505,638

See accompanying notes to financial statements.
122

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	$ 843,286	$ 887,398
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	575,138	604,884
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	808,517	854,117
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	772,922	815,371
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	570,488	579,707
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	23,854	24,905
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 1/15/2026	1,265,532	1,342,135
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	5,458,664	6,071,945
		28,942,096
APPAREL — 0.3%
NIKE, Inc.:
2.25%, 5/1/2023	824,000	849,404
2.38%, 11/1/2026	2,075,000	2,207,219
2.40%, 3/27/2025	1,378,000	1,456,753
2.75%, 3/27/2027	1,367,000	1,474,501
2.85%, 3/27/2030 (a)	2,075,000	2,254,550
PVH Corp. 4.63%, 7/10/2025	996,000	1,111,327
Ralph Lauren Corp.:
2.95%, 6/15/2030	1,026,000	1,091,592
3.75%, 9/15/2025 (a)	1,444,000	1,592,313
Tapestry, Inc.:
3.00%, 7/15/2022	848,000	864,833
4.13%, 7/15/2027	1,356,000	1,482,705
4.25%, 4/1/2025	1,454,000	1,581,414
VF Corp.:
2.40%, 4/23/2025	782,000	820,075
2.80%, 4/23/2027	882,000	941,967
2.95%, 4/23/2030	1,552,000	1,642,512
		19,371,165
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 2.2%
American Honda Finance Corp.:
Series GMTN, 2.30%, 9/9/2026	$ 1,318,000	$ 1,388,750
Series GMTN, 3.45%, 7/14/2023	719,000	763,082
Series GMTN, 3.50%, 2/15/2028	1,040,000	1,166,901
Series GMTN, 3.55%, 1/12/2024	1,585,000	1,703,923
Series MTN, 0.40%, 10/21/2022	1,148,000	1,149,825
Series MTN, 0.55%, 7/12/2024	375,000	373,699
Series MTN, 0.65%, 9/8/2023	848,000	851,816
Series MTN, 0.88%, 7/7/2023	1,560,000	1,573,853
Series MTN, 1.00%, 9/10/2025	1,046,000	1,046,042
Series MTN, 1.20%, 7/8/2025	1,096,000	1,104,779
Series MTN, 1.80%, 1/13/2031 (a)	1,195,000	1,179,166
Series MTN, 1.95%, 5/10/2023	1,419,000	1,459,456
Series MTN, 2.00%, 3/24/2028 (a)	1,043,000	1,070,139
Series MTN, 2.05%, 1/10/2023	1,233,000	1,264,898
Series MTN, 2.15%, 9/10/2024	1,353,000	1,414,196
Series MTN, 2.35%, 1/8/2027	961,000	1,015,162
Series MTN, 2.40%, 6/27/2024	1,407,000	1,478,771
Series MTN, 2.60%, 11/16/2022	9,000	9,285
Series MTN, 2.90%, 2/16/2024	1,075,000	1,138,726
Series MTN, 3.63%, 10/10/2023	1,299,000	1,391,840
Cummins, Inc.:
0.75%, 9/1/2025	1,267,000	1,258,891
1.50%, 9/1/2030 (a)	1,182,000	1,140,441
3.65%, 10/1/2023	899,000	957,057
Daimler Finance North America LLC 8.50%, 1/18/2031	1,708,000	2,586,390
General Motors Co.:
4.00%, 4/1/2025	672,000	738,394
4.20%, 10/1/2027	1,047,000	1,168,316
4.88%, 10/2/2023	2,341,000	2,548,202
5.00%, 10/1/2028	1,602,000	1,878,057
5.40%, 10/2/2023	1,491,000	1,641,382
6.13%, 10/1/2025	2,197,000	2,600,787

See accompanying notes to financial statements.
123

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
6.80%, 10/1/2027	$ 1,179,000	$ 1,484,255
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	1,397,000	1,405,452
1.25%, 1/8/2026	2,024,000	2,010,561
1.50%, 6/10/2026 (a)	2,945,000	2,929,480
1.70%, 8/18/2023	1,624,000	1,656,837
2.35%, 1/8/2031 (a)	1,082,000	1,067,371
2.40%, 4/10/2028 (a)	692,000	702,262
2.70%, 8/20/2027	602,000	625,737
2.70%, 6/10/2031	2,395,000	2,411,478
2.75%, 6/20/2025	1,840,000	1,937,686
2.90%, 2/26/2025	1,757,000	1,859,767
3.25%, 1/5/2023	2,270,000	2,355,692
3.50%, 11/7/2024	1,648,000	1,768,123
3.60%, 6/21/2030	1,165,000	1,262,813
3.70%, 5/9/2023	2,207,000	2,317,703
3.85%, 1/5/2028	2,046,000	2,253,730
3.95%, 4/13/2024	2,192,000	2,361,661
4.00%, 1/15/2025	355,000	386,780
4.00%, 10/6/2026	986,000	1,089,155
4.15%, 6/19/2023	1,290,000	1,370,315
4.25%, 5/15/2023	921,000	978,885
4.30%, 7/13/2025	1,106,000	1,222,694
4.35%, 4/9/2025	914,000	1,010,701
4.35%, 1/17/2027	1,354,000	1,522,749
5.10%, 1/17/2024	1,098,000	1,209,282
5.20%, 3/20/2023	3,714,000	3,998,938
5.25%, 3/1/2026	1,923,000	2,221,642
5.65%, 1/17/2029 (a)	1,266,000	1,543,013
PACCAR Financial Corp.:
3.40%, 8/9/2023	673,000	714,713
Series MTN, 0.35%, 8/11/2023	1,149,000	1,148,184
Series MTN, 0.35%, 2/2/2024	908,000	904,105
Series MTN, 0.80%, 6/8/2023	867,000	874,430
Series MTN, 1.10%, 5/11/2026 (a)	990,000	991,871
Series MTN, 1.80%, 2/6/2025	1,101,000	1,134,294
Series MTN, 1.90%, 2/7/2023	634,000	649,324
Series MTN, 2.00%, 9/26/2022	614,000	626,575
Series MTN, 2.15%, 8/15/2024	848,000	886,847
Series MTN, 2.30%, 8/10/2022 (a)	534,000	546,084
Series MTN, 2.65%, 4/6/2023	1,020,000	1,061,341
Stellantis NV 5.25%, 4/15/2023	2,182,000	2,352,741
Toyota Motor Corp.:
0.68%, 3/25/2024	2,508,000	2,511,762
Security Description	Principal Amount	Value
1.34%, 3/25/2026	$ 1,261,000	$ 1,275,703
2.36%, 7/2/2024	1,210,000	1,272,630
2.36%, 3/25/2031 (a)	1,124,000	1,171,365
2.76%, 7/2/2029	609,000	656,173
3.42%, 7/20/2023	896,000	951,167
3.67%, 7/20/2028 (a)	1,357,000	1,539,286
Toyota Motor Credit Corp.:
0.50%, 6/18/2024	5,440,000	5,417,261
1.13%, 6/18/2026	5,140,000	5,124,786
3.35%, 1/8/2024	920,000	983,719
3.65%, 1/8/2029 (a)	91,000	103,839
Series GMTN, 2.70%, 1/11/2023	1,141,000	1,182,236
Series GMTN, 3.05%, 1/11/2028	967,000	1,061,234
Series GMTN, 3.45%, 9/20/2023 (a)	931,000	993,302
Series MTN, 0.35%, 10/14/2022	890,000	890,943
Series MTN, 0.40%, 4/6/2023	1,077,000	1,077,668
Series MTN, 0.45%, 7/22/2022	888,000	889,962
Series MTN, 0.45%, 1/11/2024	1,438,000	1,433,715
Series MTN, 0.50%, 8/14/2023	1,247,000	1,249,444
Series MTN, 0.80%, 10/16/2025	660,000	654,984
Series MTN, 0.80%, 1/9/2026 (a)	1,396,000	1,380,044
Series MTN, 1.15%, 8/13/2027	891,000	877,287
Series MTN, 1.35%, 8/25/2023	1,012,000	1,031,744
Series MTN, 1.65%, 1/10/2031 (a)	1,035,000	1,013,275
Series MTN, 1.80%, 2/13/2025 (a)	1,547,000	1,595,792
Series MTN, 1.90%, 4/6/2028 (a)	840,000	855,557
Series MTN, 2.00%, 10/7/2024 (a)	1,070,000	1,115,753
Series MTN, 2.15%, 9/8/2022	1,156,000	1,180,831
Series MTN, 2.15%, 2/13/2030	1,209,000	1,240,869
Series MTN, 2.25%, 10/18/2023	1,360,000	1,415,447
Series MTN, 2.63%, 1/10/2023	1,376,000	1,423,940
Series MTN, 2.90%, 3/30/2023	2,499,000	2,609,656
Series MTN, 2.90%, 4/17/2024	1,010,000	1,072,923
Series MTN, 3.00%, 4/1/2025	998,000	1,072,521

See accompanying notes to financial statements.
124

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 3.20%, 1/11/2027 (a)	$ 1,124,000	$ 1,235,287
Series MTN, 3.38%, 4/1/2030	1,374,000	1,540,845
Series MTN, 3.40%, 4/14/2025	970,000	1,058,823
		150,079,270
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Corp. 4.15%, 3/15/2024	1,590,000	1,723,942
Aptiv PLC 4.25%, 1/15/2026	1,378,000	1,557,030
Aptiv PLC 4.35%, 3/15/2029	748,000	862,317
BorgWarner, Inc.:
2.65%, 7/1/2027	1,436,000	1,522,864
3.38%, 3/15/2025 (a)	1,505,000	1,627,883
Lear Corp.:
3.50%, 5/30/2030	702,000	754,826
3.80%, 9/15/2027	1,312,000	1,446,519
4.25%, 5/15/2029	381,000	430,256
Magna International, Inc.:
2.45%, 6/15/2030	1,319,000	1,350,827
3.63%, 6/15/2024	513,000	553,424
4.15%, 10/1/2025	863,000	965,317
		12,795,205
BANKS — 26.2%
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 2.63%, 11/9/2022	1,255,000	1,294,018
Series MTN, 3.70%, 11/16/2025	1,464,000	1,632,580
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	2,032,000	2,038,665
1.13%, 9/18/2025	2,822,000	2,799,114
Banco Santander SA:
1.85%, 3/25/2026	170,000	171,955
2.71%, 6/27/2024	2,685,000	2,826,312
2.75%, 5/28/2025	4,806,000	5,064,082
2.75%, 12/3/2030	6,800,000	6,739,412
2.96%, 3/25/2031	969,000	998,855
3.13%, 2/23/2023	1,267,000	1,319,112
3.31%, 6/27/2029	992,000	1,077,451
3.49%, 5/28/2030	1,291,000	1,393,906
3.80%, 2/23/2028	1,492,000	1,648,988
4.25%, 4/11/2027	1,065,000	1,200,521
4.38%, 4/12/2028 (a)	1,362,000	1,555,908
5.18%, 11/19/2025	2,344,000	2,681,583
1 year CMT + 0.45%, 0.70%, 6/30/2024 (b)	2,090,000	2,093,658
Bancolombia SA 3.00%, 1/29/2025	704,000	721,811
Security Description	Principal Amount	Value
Bank of America Corp.:
4.10%, 7/24/2023	$ 3,151,000	$ 3,386,002
6.22%, 9/15/2026	697,000	852,612
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (b)	4,191,000	4,402,813
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	8,564,000	8,876,500
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	2,842,000	3,063,136
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	10,883,000	11,866,061
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	2,531,000	2,798,704
SOFR + 0.69%, 0.98%, 4/22/2025 (b)	3,424,000	3,434,751
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	6,502,000	6,555,707
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	6,500,000	6,695,520
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	4,399,000	4,528,375
Series GMTN, 3.30%, 1/11/2023	5,688,000	5,935,940
Series GMTN, 3.50%, 4/19/2026	3,460,000	3,808,526
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (b)	2,971,000	3,044,918
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	2,359,000	2,594,853
Series L, 3.95%, 4/21/2025	3,611,000	3,965,131
Series L, 4.18%, 11/25/2027	2,294,000	2,568,546
Series MTN, 2.50%, 10/21/2022	3,157,000	3,178,026
Series MTN, 3.25%, 10/21/2027	3,545,000	3,845,403
Series MTN, 3.88%, 8/1/2025	2,332,000	2,589,989
Series MTN, 4.00%, 4/1/2024	3,380,000	3,685,214
Series MTN, 4.00%, 1/22/2025	3,700,000	4,058,530
Series MTN, 4.13%, 1/22/2024	3,578,000	3,895,870
Series MTN, 4.20%, 8/26/2024	4,149,000	4,553,942
Series MTN, 4.25%, 10/22/2026	2,679,000	3,024,591
Series MTN, 4.45%, 3/3/2026	2,696,000	3,058,100

See accompanying notes to financial statements.
125

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	$ 1,808,000	$ 1,864,048
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	3,061,000	3,203,122
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	3,778,000	4,026,328
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	4,046,000	4,324,567
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	4,850,000	4,958,834
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (b)	3,687,000	4,036,675
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	4,232,000	4,771,030
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	3,057,000	3,255,919
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (b)	3,406,000	3,666,797
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (b)	2,673,000	2,813,894
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (b)	3,843,000	4,357,501
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	4,963,000	5,703,678
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	4,894,000	5,435,374
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (b)	6,155,000	6,153,215
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (b)	3,063,000	3,073,292
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	3,070,000	3,066,408
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	3,510,000	3,481,394
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	7,670,000	7,732,664
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	4,205,000	4,215,092
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	$ 2,980,000	$ 2,904,546
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (b)	3,392,000	3,451,937
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	1,596,000	1,548,647
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	3,643,000	3,673,747
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b)	2,945,000	3,023,278
Bank of Montreal:
0.45%, 12/8/2023	1,713,000	1,713,634
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (b)	2,276,000	2,442,102
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	1,457,000	1,606,241
Series E, 3.30%, 2/5/2024	2,455,000	2,629,133
Series MTN, 1.85%, 5/1/2025 (a)	1,932,000	1,996,336
Series MTN, 2.05%, 11/1/2022	939,000	960,907
Series MTN, 2.50%, 6/28/2024	903,000	953,089
Series MTN, 2.55%, 11/6/2022	1,992,000	2,048,274
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (a) (b)	2,061,000	2,024,850
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	1,049,000	1,130,224
Series 0012, 3.65%, 2/4/2024	1,170,000	1,261,108
Series G, 3.00%, 2/24/2025	1,061,000	1,140,692
Series MTN, 0.35%, 12/7/2023	1,034,000	1,032,439
Series MTN, 0.50%, 4/26/2024	1,378,000	1,376,126
Series MTN, 0.75%, 1/28/2026	747,000	739,403
Series MTN, 1.60%, 4/24/2025	1,565,000	1,606,566
Series MTN, 1.65%, 7/14/2028 (a)	685,000	687,356
Series MTN, 1.65%, 1/28/2031 (a)	785,000	775,007
Series MTN, 1.85%, 1/27/2023	1,537,000	1,572,781
Series MTN, 1.95%, 8/23/2022	1,136,000	1,157,902
Series MTN, 2.10%, 10/24/2024	720,000	754,682

See accompanying notes to financial statements.
126

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 2.20%, 8/16/2023	$ 1,475,000	$ 1,528,100
Series MTN, 2.45%, 8/17/2026	998,000	1,059,836
Series MTN, 2.80%, 5/4/2026	1,041,000	1,120,813
Series MTN, 2.95%, 1/29/2023	1,379,000	1,433,705
Series MTN, 3.00%, 10/30/2028	1,338,000	1,460,775
Series MTN, 3.25%, 9/11/2024	1,161,000	1,254,937
Series MTN, 3.25%, 5/16/2027	641,000	704,690
Series MTN, 3.30%, 8/23/2029	1,139,000	1,262,627
Series MTN, 3.40%, 1/29/2028	706,000	786,166
Series MTN, 3.45%, 8/11/2023	1,290,000	1,373,824
Series MTN, 3.50%, 4/28/2023	1,341,000	1,418,282
Series MTN, 3.85%, 4/28/2028 (a)	1,345,000	1,551,148
Series MTN, 3.95%, 11/18/2025	1,353,000	1,517,877
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	1,678,000	1,848,250
Bank of Nova Scotia:
0.55%, 9/15/2023	1,417,000	1,420,259
0.70%, 4/15/2024	1,809,000	1,810,755
0.80%, 6/15/2023	452,000	455,354
1.05%, 3/2/2026	593,000	587,141
1.30%, 6/11/2025 (a)	1,346,000	1,358,881
1.35%, 6/24/2026	4,475,000	4,474,508
1.63%, 5/1/2023	1,285,000	1,313,656
1.95%, 2/1/2023	1,362,000	1,396,064
2.00%, 11/15/2022	598,000	611,605
2.15%, 8/1/2031	3,000,000	2,988,660
2.20%, 2/3/2025 (a)	1,502,000	1,568,148
2.38%, 1/18/2023	1,253,000	1,291,981
2.70%, 8/3/2026 (a)	1,309,000	1,398,051
3.40%, 2/11/2024	1,879,000	2,012,202
4.50%, 12/16/2025	1,434,000	1,626,672
Series BKNT, 2.45%, 9/19/2022	764,000	783,994
BankUnited, Inc.:
4.88%, 11/17/2025	749,000	853,598
5.13%, 6/11/2030	1,227,000	1,429,884
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	1,285,000	1,396,641
Barclays PLC:
3.65%, 3/16/2025	3,051,000	3,308,596
3.68%, 1/10/2023	980,000	996,621
4.34%, 1/10/2028	1,719,000	1,921,223
Security Description	Principal Amount	Value
4.38%, 9/11/2024	$ 1,599,000	$ 1,744,925
4.38%, 1/12/2026	2,679,000	3,001,632
4.84%, 5/9/2028	2,227,000	2,499,362
5.20%, 5/12/2026	2,663,000	3,048,203
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	6,654,000	6,678,819
1 year CMT + 1.20%, 2.67%, 3/10/2032 (b)	1,320,000	1,328,936
1 year CMT + 1.90%, 2.65%, 6/24/2031 (b)	835,000	845,120
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (b)	1,722,000	1,835,807
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (b)	3,029,000	3,268,170
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	11,582,000	13,571,440
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (b)	722,000	839,195
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	2,341,000	2,472,869
BBVA USA:
2.50%, 8/27/2024	1,105,000	1,163,068
Series BKNT, 3.88%, 4/10/2025	936,000	1,031,463
BNP Paribas SA:
Series MTN, 3.25%, 3/3/2023	2,081,000	2,179,785
Series MTN, 4.25%, 10/15/2024 (a)	979,000	1,083,890
BPCE SA:
4.00%, 4/15/2024	1,933,000	2,107,956
Series MTN, 3.38%, 12/2/2026	1,094,000	1,205,938
Branch Banking & Trust Co. Series BKNT, 3.80%, 10/30/2026	1,233,000	1,379,937
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	1,535,000	1,534,800
0.50%, 12/14/2023	1,053,000	1,050,020
0.95%, 6/23/2023	1,352,000	1,364,384
0.95%, 10/23/2025	1,044,000	1,039,354
1.25%, 6/22/2026	5,690,000	5,661,493
2.25%, 1/28/2025 (a)	1,350,000	1,411,304
3.10%, 4/2/2024	1,401,000	1,489,431
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (b)	1,096,000	1,121,504
Series BKNT, 3.50%, 9/13/2023	1,313,000	1,402,126
Capital One NA Series BKNT, 2.65%, 8/8/2022	205,000	209,818

See accompanying notes to financial statements.
127

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
CIT Bank NA Series BKNT, SOFR + 1.72%, 2.97%, 9/27/2025 (b)	$ 368,000	$ 386,334
Citigroup, Inc.:
2.70%, 10/27/2022	3,311,000	3,405,695
3.20%, 10/21/2026	4,338,000	4,700,093
3.30%, 4/27/2025	1,932,000	2,100,876
3.38%, 3/1/2023	1,720,000	1,803,850
3.40%, 5/1/2026	3,008,000	3,287,955
3.50%, 5/15/2023	1,499,000	1,580,006
3.70%, 1/12/2026	2,412,000	2,665,670
3.75%, 6/16/2024	1,512,000	1,644,996
3.88%, 10/25/2023	1,325,000	1,430,006
3.88%, 3/26/2025	1,699,000	1,864,669
4.00%, 8/5/2024	1,263,000	1,375,937
4.05%, 7/30/2022	836,000	868,537
4.13%, 7/25/2028	3,396,000	3,829,601
4.30%, 11/20/2026	1,237,000	1,397,575
4.40%, 6/10/2025	3,595,000	4,016,082
4.45%, 9/29/2027	5,422,000	6,192,466
4.60%, 3/9/2026	1,801,000	2,051,483
5.50%, 9/13/2025	2,026,000	2,360,857
6.63%, 1/15/2028	109,000	140,044
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	3,905,000	4,164,995
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	3,452,000	3,539,922
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	3,823,000	4,073,559
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	3,469,000	3,798,902
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b)	3,049,000	3,461,072
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (b)	2,740,000	3,109,379
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,378,000	3,730,900
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	3,289,000	3,659,736
SOFR + 0.67%, 0.98%, 5/1/2025 (b)	3,003,000	3,010,477
SOFR + 0.69%, 0.78%, 10/30/2024 (b)	3,290,000	3,297,764
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	3,146,000	3,101,862
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	8,900,000	8,861,730
Security Description	Principal Amount	Value
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	$ 2,423,000	$ 2,504,897
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	3,560,000	3,626,786
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	3,431,000	3,639,330
SOFR + 1.67%, 1.68%, 5/15/2024 (b)	2,512,000	2,565,179
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	5,726,000	5,884,553
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	4,745,000	5,076,391
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	6,002,000	7,016,938
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	1,180,000	1,232,923
Series BKNT, 3.70%, 3/29/2023	1,430,000	1,505,118
Series BKNT, 3.75%, 2/18/2026	1,139,000	1,262,525
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	1,042,000	1,069,769
2.85%, 7/27/2026	1,274,000	1,358,415
3.25%, 4/30/2030	825,000	893,681
Comerica Bank Series BKNT, 4.00%, 7/27/2025	466,000	515,144
Comerica, Inc.:
3.70%, 7/31/2023	1,053,000	1,119,908
4.00%, 2/1/2029	1,310,000	1,505,583
Cooperatieve Rabobank UA:
0.38%, 1/12/2024 (a)	1,430,000	1,424,409
2.75%, 1/10/2023	1,621,000	1,679,891
3.95%, 11/9/2022	2,048,000	2,143,703
4.38%, 8/4/2025	2,219,000	2,474,007
4.63%, 12/1/2023	2,416,000	2,640,567
Series BKNT, 3.75%, 7/21/2026	1,874,000	2,060,463
Series MTN, 3.38%, 5/21/2025	1,472,000	1,608,072
Credit Suisse AG:
0.50%, 2/2/2024	1,057,000	1,053,174
1.00%, 5/5/2023	3,611,000	3,647,796
2.95%, 4/9/2025	2,187,000	2,343,524
Series MTN, 3.63%, 9/9/2024	6,200,000	6,733,138
Credit Suisse Group Funding Guernsey, Ltd.:
3.75%, 3/26/2025	3,652,000	3,960,996
3.80%, 6/9/2023	3,881,000	4,110,134
4.55%, 4/17/2026	2,846,000	3,220,790
Deutsche Bank AG:
0.90%, 5/28/2024	1,853,000	1,845,644
1.69%, 3/19/2026	1,350,000	1,361,934
3.30%, 11/16/2022	1,517,000	1,569,807

See accompanying notes to financial statements.
128

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.70%, 5/30/2024	$ 1,412,000	$ 1,515,881
3.70%, 5/30/2024	1,552,000	1,664,442
3.95%, 2/27/2023	1,545,000	1,621,848
4.10%, 1/13/2026	1,132,000	1,241,849
4.10%, 1/13/2026	1,237,000	1,356,284
SOFR + 0.72%, 3.04%, 5/28/2032 (b)	1,980,000	2,014,056
SOFR + 1.13%, 1.45%, 4/1/2025 (b)	913,000	917,885
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	2,765,000	2,807,636
SOFR + 2.16%, 2.22%, 9/18/2024 (b)	2,662,000	2,733,448
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	2,554,000	2,763,760
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	1,810,000	1,926,130
Discover Bank:
2.45%, 9/12/2024	1,128,000	1,180,159
Series BKNT, 2.70%, 2/6/2030 (a)	403,000	421,933
Series BKNT, 3.35%, 2/6/2023	1,444,000	1,505,659
Series BKNT, 3.45%, 7/27/2026	1,364,000	1,488,383
Series BKNT, 4.20%, 8/8/2023	1,113,000	1,198,668
Series BKNT, 4.25%, 3/13/2026	666,000	748,118
Series BKNT, 4.65%, 9/13/2028	542,000	635,929
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (b)	1,311,000	1,392,256
Fifth Third Bancorp:
1.63%, 5/5/2023	1,310,000	1,336,174
2.38%, 1/28/2025	1,373,000	1,438,849
2.55%, 5/5/2027	1,361,000	1,439,081
3.65%, 1/25/2024	2,310,000	2,475,743
3.95%, 3/14/2028 (a)	1,025,000	1,180,646
4.30%, 1/16/2024	1,450,000	1,572,569
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027	1,320,000	1,384,495
Fifth Third Bank NA:
Series BKNT, 1.80%, 1/30/2023	1,277,000	1,305,081
Series BKNT, 3.85%, 3/15/2026 (a)	1,185,000	1,315,326
Series BKNT, 3.95%, 7/28/2025	886,000	993,135
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	886,000	1,095,193
First Horizon Corp. 3.55%, 5/26/2023	1,511,000	1,588,439
Security Description	Principal Amount	Value
First Horizon National Corp. 4.00%, 5/26/2025	$ 1,144,000	$ 1,261,855
First Republic Bank Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (b)	506,000	516,484
FNB Corp. 2.20%, 2/24/2023	729,000	740,540
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023 (a)	2,565,000	2,566,513
2.60%, 2/7/2030	2,402,000	2,491,090
3.50%, 1/23/2025	3,839,000	4,150,228
3.50%, 4/1/2025	5,275,000	5,721,054
3.50%, 11/16/2026	4,662,000	5,068,666
3.63%, 1/22/2023	5,522,000	5,794,235
3.63%, 2/20/2024	1,611,000	1,726,718
3.75%, 5/22/2025	3,176,000	3,475,147
3.75%, 2/25/2026	2,642,000	2,922,818
3.80%, 3/15/2030	3,196,000	3,595,852
3.85%, 1/26/2027	3,917,000	4,319,824
4.00%, 3/3/2024	4,241,000	4,606,659
4.25%, 10/21/2025	2,935,000	3,283,737
5.95%, 1/15/2027	1,530,000	1,864,580
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b)	4,680,000	4,797,234
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	3,329,000	3,722,588
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	6,269,000	7,157,129
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	4,459,000	4,924,564
SOFR + 0.51%, 0.66%, 9/10/2024 (b)	5,390,000	5,380,406
SOFR + 0.57%, 0.67%, 3/8/2024 (b)	2,344,000	2,348,219
SOFR + 0.61%, 0.86%, 2/12/2026 (b)	1,471,000	1,460,056
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	4,310,000	4,297,329
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	5,240,000	5,223,913
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	1,700,000	1,650,802
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	4,890,000	5,001,003
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	3,677,000	3,932,846
Series FXD, 0.48%, 1/27/2023	10,721,000	10,721,322
Series MTN, 3.85%, 7/8/2024	2,946,000	3,186,099

See accompanying notes to financial statements.
129

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (b)	$ 2,225,000	$ 2,226,202
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	3,312,000	3,261,293
HSBC Holdings PLC:
0.98%, 5/24/2025 (b)	5,881,000	5,877,824
3.60%, 5/25/2023	3,191,000	3,378,439
3.90%, 5/25/2026	3,530,000	3,923,489
4.25%, 3/14/2024	9,319,000	10,098,907
4.25%, 8/18/2025	1,986,000	2,197,072
4.30%, 3/8/2026	4,483,000	5,060,679
4.38%, 11/23/2026	1,569,000	1,770,554
4.95%, 3/31/2030	3,596,000	4,339,869
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	4,211,000	4,361,754
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	3,421,000	3,632,931
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (b)	3,789,000	4,074,198
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	3,532,000	3,930,939
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	3,910,000	4,519,373
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	3,710,000	4,114,984
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (b)	4,268,000	4,774,782
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	2,745,000	2,817,743
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	2,668,000	2,671,548
SOFR + 1.40%, 2.63%, 11/7/2025 (b)	3,028,000	3,178,249
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	2,636,000	2,671,243
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	2,685,000	2,693,968
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	2,954,000	3,038,425
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	1,279,000	1,279,729
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	1,924,000	1,996,573
HSBC USA, Inc. 3.50%, 6/23/2024	1,482,000	1,605,273
Huntington Bancshares, Inc.:
2.55%, 2/4/2030 (a)	1,403,000	1,462,333
2.63%, 8/6/2024	1,220,000	1,288,479
Security Description	Principal Amount	Value
4.00%, 5/15/2025	$ 863,000	$ 957,930
Huntington National Bank:
1.80%, 2/3/2023	904,000	922,993
Series BKNT, 3.55%, 10/6/2023	1,426,000	1,520,002
ING Groep NV:
3.55%, 4/9/2024	1,038,000	1,117,552
3.95%, 3/29/2027	2,047,000	2,298,494
4.05%, 4/9/2029	1,314,000	1,500,522
4.10%, 10/2/2023	6,031,000	6,500,091
4.55%, 10/2/2028	1,458,000	1,711,196
SOFR + 1.32%, 2.73%, 4/1/2032 (b)	815,000	839,458
Series VAR, SOFR + 1.01%, 1.73%, 4/1/2027 (b)	1,521,000	1,534,400
Intesa Sanpaolo SpA 5.25%, 1/12/2024	940,000	1,038,860
JPMorgan Chase & Co.:
2.70%, 5/18/2023	3,008,000	3,126,636
2.95%, 10/1/2026	4,248,000	4,577,050
2.97%, 1/15/2023	654,000	663,293
3.13%, 1/23/2025	3,644,000	3,910,413
3.20%, 6/15/2026	2,290,000	2,493,718
3.25%, 9/23/2022	50,000	51,795
3.30%, 4/1/2026	3,002,000	3,282,957
3.38%, 5/1/2023	4,970,000	5,231,919
3.63%, 5/13/2024	2,513,000	2,723,765
3.63%, 12/1/2027	1,320,000	1,450,126
3.88%, 2/1/2024 (a)	2,082,000	2,256,472
3.88%, 9/10/2024	4,289,000	4,675,782
3.90%, 7/15/2025	3,115,000	3,444,816
4.13%, 12/15/2026	2,724,000	3,082,778
4.25%, 10/1/2027	1,239,000	1,412,819
7.63%, 10/15/2026	1,849,000	2,414,128
7.75%, 7/15/2025	117,000	147,149
8.00%, 4/29/2027	3,809,000	5,142,759
8.75%, 9/1/2030	65,000	97,529
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	2,035,000	2,145,928
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	6,219,000	6,621,245
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	9,274,000	9,452,061
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (b)	2,783,000	3,066,170
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	4,740,000	5,115,882
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (b)	3,137,000	3,553,186

See accompanying notes to financial statements.
130

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	$ 2,875,000	$ 3,053,653
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (b)	3,776,000	4,223,078
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (b)	2,256,000	2,511,988
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	3,137,000	3,602,154
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	3,863,000	4,515,345
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	3,782,000	4,197,150
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	3,509,000	3,853,303
SOFR + 0.42%, 0.56%, 2/16/2025 (a) (b)	1,511,000	1,501,571
SOFR + 0.54%, 0.82%, 6/1/2025 (b)	3,037,000	3,030,440
SOFR + 0.58%, 0.70%, 3/16/2024 (b)	3,912,000	3,924,479
SOFR + 0.58%, 0.97%, 6/23/2025 (b)	6,075,000	6,082,168
SOFR + 0.60%, 0.65%, 9/16/2024 (b)	4,529,000	4,531,400
SOFR + 0.70%, 1.04%, 2/4/2027 (b)	2,830,000	2,781,635
SOFR + 0.80%, 1.05%, 11/19/2026 (a) (b)	3,902,000	3,853,498
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	5,348,000	5,376,719
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	5,036,000	5,074,828
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	3,460,000	3,364,608
SOFR + 1.11%, 1.76%, 11/19/2031 (b)	1,639,000	1,574,128
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	2,714,000	2,824,406
SOFR + 1.25%, 2.58%, 4/22/2032 (b)	4,350,000	4,469,146
SOFR + 1.46%, 1.51%, 6/1/2024 (b)	3,795,000	3,866,688
SOFR + 1.51%, 2.74%, 10/15/2030 (b)	5,189,000	5,440,770
SOFR + 1.59%, 2.01%, 3/13/2026 (b)	3,093,000	3,193,615
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	4,898,000	5,064,973
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	4,353,000	4,455,121
Security Description	Principal Amount	Value
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	$ 621,000	$ 638,214
SOFR + 2.52%, 2.96%, 5/13/2031 (b)	8,162,000	8,578,180
SOFR + 3.79%, 4.49%, 3/24/2031 (b)	3,981,000	4,718,241
KeyBank NA:
0.43%, 6/14/2024 (b)	2,950,000	2,951,092
Series BKNT, 1.25%, 3/10/2023	1,415,000	1,436,593
Series BKNT, 3.30%, 6/1/2025	1,393,000	1,522,298
Series BKNT, 3.38%, 3/7/2023	854,000	896,734
Series BKNT, 3.40%, 5/20/2026	1,348,000	1,469,900
Series BKNT, 3.90%, 4/13/2029	1,196,000	1,341,589
Series BKNT, 6.95%, 2/1/2028	370,000	468,490
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (b)	1,119,000	1,118,978
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	1,362,000	1,412,694
Series MTN, 2.55%, 10/1/2029 (a)	1,226,000	1,284,002
Series MTN, 4.10%, 4/30/2028	959,000	1,106,926
Series MTN, 4.15%, 10/29/2025	1,162,000	1,310,446
Lloyds Bank PLC 2.25%, 8/14/2022 (a)	1,336,000	1,364,657
Lloyds Banking Group PLC:
3.75%, 1/11/2027	1,268,000	1,399,365
3.90%, 3/12/2024	1,509,000	1,634,790
4.05%, 8/16/2023	3,061,000	3,280,872
4.38%, 3/22/2028	2,163,000	2,484,032
4.45%, 5/8/2025	2,048,000	2,297,303
4.50%, 11/4/2024	1,175,000	1,298,775
4.55%, 8/16/2028	1,636,000	1,906,365
4.58%, 12/10/2025	1,778,000	1,997,921
4.65%, 3/24/2026	2,076,000	2,348,371
1 year CMT + 0.55%, 0.70%, 5/11/2024 (b)	524,000	525,347
1 year CMT + 0.85%, 1.63%, 5/11/2027 (b)	1,353,000	1,354,908
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	1,584,000	1,653,348
1 year CMT + 3.50%, 3.87%, 7/9/2025 (b)	3,179,000	3,444,828
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b)	2,636,000	2,879,356

See accompanying notes to financial statements.
131

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (b)	$ 4,301,000	$ 4,435,234
M&T Bank Corp. 3.55%, 7/26/2023 (a)	860,000	913,698
Manufacturers & Traders Trust Co.:
Series BKNT, 2.90%, 2/6/2025	1,125,000	1,203,413
Series BKNT, 3.40%, 8/17/2027	1,335,000	1,472,385
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,389,000	2,414,706
2.05%, 7/17/2030	1,475,000	1,471,519
2.19%, 2/25/2025	3,707,000	3,858,209
2.53%, 9/13/2023	940,000	981,191
2.56%, 2/25/2030	1,573,000	1,634,614
2.67%, 7/25/2022	3,299,000	3,381,508
2.76%, 9/13/2026	1,867,000	1,986,264
2.80%, 7/18/2024	1,473,000	1,559,318
3.20%, 7/18/2029	2,146,000	2,321,800
3.29%, 7/25/2027 (a)	1,360,000	1,497,210
3.41%, 3/7/2024	2,514,000	2,692,947
3.46%, 3/2/2023	4,703,000	4,940,454
3.68%, 2/22/2027	1,444,000	1,613,035
3.74%, 3/7/2029	3,201,000	3,603,462
3.76%, 7/26/2023	3,136,000	3,348,244
3.78%, 3/2/2025 (a)	1,397,000	1,533,766
3.85%, 3/1/2026	3,370,000	3,766,548
3.96%, 3/2/2028	1,642,000	1,865,772
4.05%, 9/11/2028	1,255,000	1,442,710
1 year CMT + 0.68%, 0.85%, 9/15/2024 (b)	1,850,000	1,858,880
Mizuho Financial Group, Inc.:
2.60%, 9/11/2022	2,053,000	2,107,322
2.84%, 9/13/2026	1,469,000	1,572,946
3.17%, 9/11/2027	1,438,000	1,565,205
3.55%, 3/5/2023	800,000	841,808
3.66%, 2/28/2027 (a)	873,000	967,808
4.02%, 3/5/2028	1,030,000	1,174,777
1 year CMT + 0.67%, 1.23%, 5/22/2027 (b)	2,256,000	2,222,318
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (b)	1,631,000	1,687,351
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (b)	2,035,000	2,083,433
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (b)	1,121,000	1,200,535
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (a) (b)	795,000	817,371
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (b)	$ 1,184,000	$ 1,275,606
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (b)	1,291,000	1,487,568
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (b)	1,351,000	1,418,753
SOFR + 0.87%, 0.85%, 9/8/2024 (b)	1,591,000	1,598,144
SOFR + 1.24%, 2.84%, 7/16/2025 (b)	1,124,000	1,186,326
SOFR + 1.25%, 1.24%, 7/10/2024 (b)	1,741,000	1,764,242
SOFR + 1.36%, 2.56%, 9/13/2025 (b)	1,323,000	1,384,665
SOFR + 1.53%, 1.98%, 9/8/2031 (b)	985,000	963,064
SOFR + 1.77%, 2.20%, 7/10/2031 (b)	1,210,000	1,208,185
Morgan Stanley:
3.63%, 1/20/2027	4,188,000	4,647,884
3.95%, 4/23/2027	2,810,000	3,138,995
4.88%, 11/1/2022	4,277,000	4,525,023
5.00%, 11/24/2025	3,383,000	3,901,952
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	5,342,000	5,648,524
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	5,166,000	5,723,876
SOFR + 0.526%, 0.79%, 5/30/2025 (b)	7,821,000	7,790,107
SOFR + 0.62%, 0.73%, 4/5/2024 (b)	6,167,000	6,180,444
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	3,489,000	3,437,293
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	4,928,000	4,961,954
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	4,547,000	4,723,105
Series F, 3.88%, 4/29/2024	4,258,000	4,629,212
Series GMTN, 3.13%, 1/23/2023	4,417,000	4,605,915
Series GMTN, 3.70%, 10/23/2024	4,427,000	4,826,979
Series GMTN, 3.75%, 2/25/2023	3,269,000	3,445,199
Series GMTN, 3.88%, 1/27/2026	4,105,000	4,588,323
Series GMTN, 4.00%, 7/23/2025	4,322,000	4,812,288
Series GMTN, 4.35%, 9/8/2026	3,289,000	3,727,358

See accompanying notes to financial statements.
132

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	$ 4,055,000	$ 4,553,603
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	4,492,000	5,267,634
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	4,641,000	4,861,447
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	1,331,000	1,330,880
Series MTN, 3.13%, 7/27/2026	4,563,000	4,939,858
Series MTN, 4.10%, 5/22/2023	2,613,000	2,780,572
Series MTN, 6.25%, 8/9/2026	999,000	1,235,503
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (b)	4,446,000	4,444,577
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (b)	3,143,000	3,146,457
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	116,000	112,818
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	393,000	378,038
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	6,168,000	6,493,609
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	4,436,000	4,954,746
MUFG Americas Holdings Corp. 3.00%, 2/10/2025	568,000	605,658
MUFG Union Bank NA Series BKNT, 2.10%, 12/9/2022	1,845,000	1,888,358
National Australia Bank, Ltd.:
1.88%, 12/13/2022	1,172,000	1,198,640
2.88%, 4/12/2023	1,089,000	1,137,079
3.00%, 1/20/2023	1,560,000	1,623,757
3.38%, 1/14/2026	1,379,000	1,518,417
3.63%, 6/20/2023	927,000	986,087
Series BKNT, 2.50%, 7/12/2026	1,799,000	1,913,057
National Bank of Canada:
1 year CMT + 0.77%, 0.90%, 8/15/2023 (b)	1,082,000	1,087,648
Series MTN, 2.10%, 2/1/2023	1,061,000	1,088,597
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (b)	406,000	404,222
Security Description	Principal Amount	Value
Natwest Group PLC:
3.88%, 9/12/2023	$ 3,697,000	$ 3,949,320
4.80%, 4/5/2026	1,876,000	2,147,926
5.13%, 5/28/2024	349,000	387,537
6.00%, 12/19/2023	1,981,000	2,221,097
6.10%, 6/10/2023	60,000	65,812
6.13%, 12/15/2022	1,781,000	1,914,237
1 year CMT + 0.90%, 1.64%, 6/14/2027 (b)	1,715,000	1,714,914
1 year CMT + 2.15%, 2.36%, 5/22/2024 (b)	1,576,000	1,624,005
1 year CMT + 2.55%, 3.07%, 5/22/2028 (b)	1,420,000	1,498,171
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (b)	1,527,000	1,639,296
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	2,142,000	2,508,989
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	5,413,000	5,873,646
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b)	1,609,000	1,844,043
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	2,273,000	2,695,028
5 year CMT + 2.10%, 3.75%, 11/1/2029 (b)	1,297,000	1,379,865
5 year CMT + 2.35%, 3.03%, 11/28/2035 (b)	56,000	56,025
Northern Trust Corp.:
1.95%, 5/1/2030	1,052,000	1,060,458
3.15%, 5/3/2029	1,318,000	1,450,182
3.65%, 8/3/2028 (a)	799,000	904,388
3.95%, 10/30/2025	1,353,000	1,526,996
People's United Bank NA 4.00%, 7/15/2024	690,000	738,335
PNC Bank NA:
3.80%, 7/25/2023	1,179,000	1,255,965
Series BKNT, 2.45%, 7/28/2022	169,000	172,693
Series BKNT, 2.70%, 11/1/2022	100,000	102,986
Series BKNT, 2.70%, 10/22/2029	1,095,000	1,160,032
Series BKNT, 2.95%, 1/30/2023	1,334,000	1,383,238
Series BKNT, 2.95%, 2/23/2025	1,581,000	1,696,603
Series BKNT, 3.10%, 10/25/2027	1,083,000	1,185,907
Series BKNT, 3.25%, 6/1/2025	1,276,000	1,387,650
Series BKNT, 3.25%, 1/22/2028 (a)	1,370,000	1,512,480

See accompanying notes to financial statements.
133

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series BKNT, 3.30%, 10/30/2024	$ 1,040,000	$ 1,128,566
Series BKNT, 3.50%, 6/8/2023	1,307,000	1,383,486
Series BKNT, 4.05%, 7/26/2028	1,629,000	1,883,580
Series BKNT, 4.20%, 11/1/2025	822,000	931,063
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	1,307,000	1,370,938
2.55%, 1/22/2030	2,627,000	2,765,916
2.60%, 7/23/2026	1,507,000	1,606,161
2.85%, 11/9/2022 (c)	1,477,000	1,527,026
3.15%, 5/19/2027	1,524,000	1,667,667
3.45%, 4/23/2029	1,802,000	2,016,600
3.50%, 1/23/2024	3,610,000	3,875,588
3.90%, 4/29/2024	679,000	737,842
SOFR + 0.98%, 2.31%, 4/23/2032 (a) (b)	1,480,000	1,514,943
Regions Financial Corp.:
2.25%, 5/18/2025	1,210,000	1,260,663
3.80%, 8/14/2023	1,049,000	1,118,643
Royal Bank of Canada:
1.20%, 4/27/2026	2,360,000	2,357,451
Series GMTN, 0.43%, 1/19/2024	577,000	575,252
Series GMTN, 0.88%, 1/20/2026	1,694,000	1,671,656
Series GMTN, 1.60%, 4/17/2023	1,496,000	1,528,703
Series GMTN, 1.95%, 1/17/2023	3,283,000	3,364,418
Series GMTN, 2.25%, 11/1/2024	2,108,000	2,209,142
Series GMTN, 2.55%, 7/16/2024	1,583,000	1,670,255
Series GMTN, 3.70%, 10/5/2023	1,719,000	1,843,576
Series GMTN, 4.65%, 1/27/2026 (a)	1,622,000	1,858,828
Series MTN, 0.50%, 10/26/2023	1,386,000	1,387,386
Series MTN, 1.15%, 6/10/2025	5,151,000	5,179,434
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,393,000	1,488,323
3.40%, 1/18/2023	1,598,000	1,663,039
3.45%, 6/2/2025	1,396,000	1,499,402
4.40%, 7/13/2027	1,802,000	2,021,664
4.50%, 7/17/2025	1,032,000	1,145,097
3.50%, 6/7/2024	1,443,000	1,544,255
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	3,215,000	3,266,344
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (b)	$ 1,382,000	$ 1,438,427
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (b)	1,009,000	1,108,830
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (b)	1,450,000	1,585,720
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	1,614,000	1,620,182
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	3,660,000	3,653,119
SOFR + 1.47%, 2.90%, 3/15/2032 (b)	970,000	1,000,458
1 year CMT + 1.25%, 1.53%, 8/21/2026 (b)	1,296,000	1,298,411
Santander UK PLC:
2.10%, 1/13/2023	944,000	968,544
2.88%, 6/18/2024	180,000	191,191
4.00%, 3/13/2024	1,457,000	1,587,445
Signature Bank 4.00%, 10/15/2030 (b)	735,000	777,909
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	1,031,000	1,072,322
3.95%, 7/19/2023	1,421,000	1,521,848
3.95%, 1/10/2024 (a)	647,000	700,442
Series GMTN, 3.40%, 7/11/2024	260,000	280,090
Series GMTN, 3.65%, 7/23/2025	635,000	698,411
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024 (a)	1,240,000	1,235,449
0.95%, 1/12/2026	1,627,000	1,606,988
1.47%, 7/8/2025	3,200,000	3,236,832
1.71%, 1/12/2031	1,323,000	1,285,837
2.13%, 7/8/2030	2,323,000	2,335,428
2.14%, 9/23/2030	1,542,000	1,507,937
2.35%, 1/15/2025	1,566,000	1,636,595
2.45%, 9/27/2024	1,687,000	1,770,237
2.63%, 7/14/2026	3,236,000	3,437,117
2.70%, 7/16/2024	3,126,000	3,304,088
2.72%, 9/27/2029 (a)	1,479,000	1,552,891
2.75%, 1/15/2030	1,535,000	1,614,099
2.78%, 10/18/2022	3,822,000	3,938,953
3.01%, 10/19/2026	2,287,000	2,468,290
3.04%, 7/16/2029	3,031,000	3,249,293
3.10%, 1/17/2023	4,845,000	5,048,926
3.20%, 9/17/2029	747,000	795,406
3.35%, 10/18/2027	1,439,000	1,582,828
3.36%, 7/12/2027 (a)	2,031,000	2,220,452
3.45%, 1/11/2027 (a)	1,636,000	1,800,745
3.54%, 1/17/2028	1,278,000	1,414,465
3.75%, 7/19/2023	1,315,000	1,402,868

See accompanying notes to financial statements.
134

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.78%, 3/9/2026	$ 2,033,000	$ 2,262,790
3.94%, 10/16/2023	1,195,000	1,289,070
3.94%, 7/19/2028 (a)	991,000	1,125,925
4.31%, 10/16/2028 (a)	972,000	1,127,676
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	911,000	1,023,836
SVB Financial Group:
1.80%, 2/2/2031	853,000	816,014
2.10%, 5/15/2028	1,460,000	1,480,542
3.13%, 6/5/2030	1,230,000	1,312,816
3.50%, 1/29/2025	117,000	126,623
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	1,713,000	1,856,173
Toronto-Dominion Bank:
0.55%, 3/4/2024	1,312,000	1,310,990
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (b)	1,307,000	1,446,209
Series GMTN, 3.25%, 3/11/2024	1,322,000	1,415,941
Series GMTN, 3.50%, 7/19/2023	2,144,000	2,280,058
Series MTN, 0.25%, 1/6/2023	1,665,000	1,663,502
Series MTN, 0.30%, 6/2/2023	4,450,000	4,448,175
Series MTN, 0.45%, 9/11/2023	1,335,000	1,335,854
Series MTN, 0.75%, 6/12/2023	1,958,000	1,972,098
Series MTN, 0.75%, 9/11/2025 (a)	1,240,000	1,228,170
Series MTN, 0.75%, 1/6/2026	1,833,000	1,808,145
Series MTN, 1.15%, 6/12/2025 (a)	1,476,000	1,486,981
Series MTN, 1.20%, 6/3/2026 (a)	4,950,000	4,961,880
Series MTN, 1.90%, 12/1/2022	2,379,000	2,432,528
Series MTN, 2.65%, 6/12/2024	1,814,000	1,920,446
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	1,462,000	1,482,804
Series BKNT, 1.25%, 3/9/2023	2,060,000	2,090,818
Series BKNT, 1.50%, 3/10/2025	1,769,000	1,808,944
Series BKNT, 2.15%, 12/6/2024	1,756,000	1,836,600
Series BKNT, 2.75%, 5/1/2023	1,508,000	1,571,698
Series BKNT, 3.00%, 2/2/2023	1,242,000	1,292,015
Security Description	Principal Amount	Value
Series BKNT, 3.30%, 5/15/2026	$ 1,577,000	$ 1,729,054
Series BKNT, 3.63%, 9/16/2025	1,753,000	1,929,387
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (b)	1,161,000	1,238,520
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (b)	1,537,000	1,608,686
Series BNKT, 3.20%, 4/1/2024	1,763,000	1,886,216
Truist Financial Corp.:
4.00%, 5/1/2025	1,128,000	1,252,881
Series MTN, 1.13%, 8/3/2027	746,000	728,208
Series MTN, 1.20%, 8/5/2025 (a)	1,023,000	1,032,033
Series MTN, 1.95%, 6/5/2030 (a)	1,433,000	1,434,935
Series MTN, 2.20%, 3/16/2023	1,675,000	1,724,396
Series MTN, 2.50%, 8/1/2024	1,461,000	1,540,449
Series MTN, 2.85%, 10/26/2024	1,574,000	1,683,724
Series MTN, 3.70%, 6/5/2025	1,572,000	1,732,140
Series MTN, 3.75%, 12/6/2023	1,228,000	1,320,689
Series MTN, 3.88%, 3/19/2029	973,000	1,107,848
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	1,665,000	1,663,518
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	2,240,000	2,251,738
US Bancorp:
1.45%, 5/12/2025	2,053,000	2,098,761
2.40%, 7/30/2024	1,829,000	1,925,608
3.38%, 2/5/2024	2,820,000	3,017,767
Series DMTN, 3.00%, 7/30/2029	1,301,000	1,407,682
Series MTN, 1.38%, 7/22/2030	2,093,000	2,010,703
Series MTN, 3.10%, 4/27/2026	1,559,000	1,697,408
Series MTN, 3.60%, 9/11/2024	2,808,000	3,058,052
Series MTN, 3.70%, 1/30/2024	1,552,000	1,672,435
Series MTN, 3.90%, 4/26/2028	1,501,000	1,727,606
Series MTN, 3.95%, 11/17/2025	1,172,000	1,317,562
Series V, 2.38%, 7/22/2026	1,753,000	1,853,517

See accompanying notes to financial statements.
135

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series X, 3.15%, 4/27/2027	$ 1,809,000	$ 1,981,362
US Bank NA:
1.95%, 1/9/2023 (a)	1,579,000	1,617,338
Series BKNT, 2.05%, 1/21/2025	1,006,000	1,050,002
Series BKNT, 2.80%, 1/27/2025	982,000	1,049,277
Series BKNT, 2.85%, 1/23/2023 (a)	954,000	990,014
Series BKNT, 3.40%, 7/24/2023	1,792,000	1,900,165
Valley National Bancorp. SOFR + 2.36%, 3.00%, 6/15/2031 (b)	1,334,000	1,348,447
Wachovia Corp. 7.57%, 8/1/2026 (c)	761,000	976,439
Webster Financial Corp. 4.10%, 3/25/2029	750,000	827,085
Wells Fargo & Co.:
3.00%, 4/22/2026	4,387,000	4,718,262
3.00%, 10/23/2026	5,319,000	5,735,105
3.07%, 1/24/2023 (a)	3,823,000	3,881,683
4.13%, 8/15/2023	3,007,000	3,231,924
4.48%, 1/16/2024	1,347,000	1,474,480
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	4,299,000	4,463,179
Series B, 7.95%, 11/15/2029	171,000	235,195
Series GMTN, 4.30%, 7/22/2027	3,738,000	4,259,526
Series M, 3.45%, 2/13/2023	4,286,000	4,492,157
Series MTN, 2.63%, 7/22/2022	5,000	5,123
Series MTN, 3.00%, 2/19/2025	4,004,000	4,285,401
Series MTN, 3.30%, 9/9/2024 (a)	3,444,000	3,711,943
Series MTN, 3.55%, 9/29/2025 (a)	3,671,000	4,036,521
Series MTN, 3.75%, 1/24/2024	4,017,000	4,320,283
Series MTN, 4.10%, 6/3/2026	3,564,000	4,002,621
Series MTN, 4.15%, 1/24/2029	3,651,000	4,201,790
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	4,247,000	4,406,390
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (b)	3,925,000	4,239,824
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	4,278,000	4,710,035
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (b)	$ 1,277,000	$ 1,274,689
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (b)	10,506,000	10,992,008
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (b)	4,548,000	4,707,953
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (b)	5,323,000	5,638,175
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	4,348,000	4,441,612
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	4,211,000	4,366,470
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (a) (b)	3,307,000	3,910,263
Wells Fargo Bank NA Series BKNT, 3.55%, 8/14/2023	5,200,000	5,533,216
Western Alliance Bancorp SOFR + 2.25%, 3.00%, 6/15/2031 (b)	1,610,000	1,622,236
Westpac Banking Corp.:
1.15%, 6/3/2026	3,009,000	3,011,407
2.00%, 1/13/2023	1,338,000	1,372,333
2.15%, 6/3/2031	2,980,000	3,013,763
2.35%, 2/19/2025	1,590,000	1,671,297
2.65%, 1/16/2030	1,247,000	1,336,248
2.70%, 8/19/2026	1,384,000	1,484,326
2.75%, 1/11/2023 (a)	1,388,000	1,439,398
2.85%, 5/13/2026	2,242,000	2,419,073
3.30%, 2/26/2024	1,534,000	1,644,494
3.35%, 3/8/2027	1,475,000	1,631,306
3.40%, 1/25/2028	1,593,000	1,783,204
3.65%, 5/15/2023	1,610,000	1,708,355
5 year CMT + 2.00%, 4.11%, 7/24/2034 (a) (b)	1,168,000	1,281,997
5 year CMT + 1.35%, 2.89%, 2/4/2030 (b)	2,111,000	2,189,867
5 year CMT + 1.75%, 2.67%, 11/15/2035 (b)	1,674,000	1,648,187
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b)	1,021,000	1,135,189
Wintrust Financial Corp. 4.85%, 6/6/2029	655,000	708,992
Zions Bancorp NA 3.25%, 10/29/2029	1,435,000	1,503,995
		1,748,478,071

See accompanying notes to financial statements.
136

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	$ 4,320,000	$ 4,775,760
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026	1,722,000	1,899,779
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	2,035,000	2,261,719
4.00%, 4/13/2028	3,259,000	3,710,567
4.75%, 1/23/2029	6,654,000	7,925,712
4.90%, 1/23/2031 (a)	175,000	215,217
Brown-Forman Corp. 3.50%, 4/15/2025	459,000	500,755
Coca-Cola Co 1.45%, 6/1/2027	1,610,000	1,625,520
Coca-Cola Co.:
1.00%, 3/15/2028	1,578,000	1,530,976
1.38%, 3/15/2031	1,953,000	1,865,486
1.50%, 3/5/2028 (a)	785,000	786,821
1.65%, 6/1/2030	1,815,000	1,784,308
1.75%, 9/6/2024	1,470,000	1,527,551
2.00%, 3/5/2031 (a)	1,265,000	1,277,536
2.13%, 9/6/2029 (a)	1,206,000	1,243,205
2.90%, 5/25/2027 (a)	790,000	863,194
3.38%, 3/25/2027	1,419,000	1,579,390
3.45%, 3/25/2030	1,120,000	1,262,554
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	774,000	857,592
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030	1,528,000	1,597,280
Constellation Brands, Inc.:
2.65%, 11/7/2022	516,000	530,066
2.88%, 5/1/2030	995,000	1,044,999
3.15%, 8/1/2029	1,036,000	1,113,586
3.20%, 2/15/2023	1,197,000	1,246,747
3.50%, 5/9/2027	1,363,000	1,503,825
3.60%, 2/15/2028	1,499,000	1,662,226
3.70%, 12/6/2026	1,081,000	1,202,461
4.25%, 5/1/2023	1,446,000	1,542,014
4.40%, 11/15/2025	706,000	797,321
4.65%, 11/15/2028	1,470,000	1,730,631
4.75%, 11/15/2024	435,000	488,575
4.75%, 12/1/2025 (a)	1,241,000	1,426,927
Diageo Capital PLC:
1.38%, 9/29/2025	1,067,000	1,084,541
2.00%, 4/29/2030	1,008,000	1,009,804
2.63%, 4/29/2023	2,154,000	2,231,996
3.50%, 9/18/2023	1,216,000	1,294,225
3.88%, 5/18/2028 (a)	410,000	468,273
Diageo Captial PLC:
2.13%, 10/24/2024 (a)	912,000	952,730
2.38%, 10/24/2029	1,636,000	1,695,289
Security Description	Principal Amount	Value
Diageo Investment Corp. 8.00%, 9/15/2022	$ 219,000	$ 239,006
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	480,000	498,538
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031 (a)	820,000	826,822
2.55%, 9/15/2026	1,407,000	1,493,685
3.13%, 12/15/2023	933,000	989,801
3.20%, 5/1/2030	1,054,000	1,142,041
3.40%, 11/15/2025	1,180,000	1,290,271
3.43%, 6/15/2027	1,006,000	1,108,954
4.06%, 5/25/2023	2,341,000	2,495,225
4.42%, 5/25/2025	650,000	729,768
4.60%, 5/25/2028	2,688,000	3,156,787
Molson Coors Brewing Co. 3.00%, 7/15/2026 (a)	2,947,000	3,160,628
PepsiCo, Inc.:
0.40%, 10/7/2023	1,638,000	1,639,343
0.75%, 5/1/2023	793,000	799,606
1.40%, 2/25/2031 (a)	944,000	912,867
1.63%, 5/1/2030 (a)	1,367,000	1,349,038
2.25%, 3/19/2025	3,095,000	3,253,309
2.38%, 10/6/2026	1,413,000	1,505,043
2.63%, 3/19/2027 (a)	1,116,000	1,198,707
2.63%, 7/29/2029 (a)	1,442,000	1,544,036
2.75%, 3/1/2023	2,112,000	2,197,367
2.75%, 4/30/2025	1,428,000	1,527,189
2.75%, 3/19/2030	2,118,000	2,282,611
2.85%, 2/24/2026	1,465,000	1,582,259
3.00%, 10/15/2027	1,630,000	1,791,126
3.50%, 7/17/2025	1,385,000	1,521,062
3.60%, 3/1/2024	1,727,000	1,856,024
7.00%, 3/1/2029 (a)	1,320,000	1,835,698
		106,043,969
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
1.90%, 2/21/2025	1,546,000	1,599,151
2.20%, 2/21/2027	2,457,000	2,551,398
2.25%, 8/19/2023	1,558,000	1,613,262
2.30%, 2/25/2031	2,439,000	2,470,024
2.45%, 2/21/2030	988,000	1,018,529
2.60%, 8/19/2026	1,383,000	1,468,234
3.13%, 5/1/2025	1,512,000	1,626,398
3.20%, 11/2/2027	1,423,000	1,552,664
3.63%, 5/22/2024	1,638,000	1,763,602
Baxalta, Inc. 4.00%, 6/23/2025	1,158,000	1,279,984
Biogen, Inc.:
2.25%, 5/1/2030	1,513,000	1,517,025
3.63%, 9/15/2022	585,000	607,452
4.05%, 9/15/2025	2,434,000	2,710,113
Gilead Sciences, Inc.:
0.75%, 9/29/2023	2,659,000	2,660,941
1.20%, 10/1/2027 (a)	1,627,000	1,585,788

See accompanying notes to financial statements.
137

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
1.65%, 10/1/2030 (a)	$ 1,176,000	$ 1,137,215
2.50%, 9/1/2023	1,538,000	1,599,858
2.95%, 3/1/2027	1,347,000	1,449,709
3.25%, 9/1/2022	1,214,000	1,248,745
3.50%, 2/1/2025	2,530,000	2,741,407
3.65%, 3/1/2026	4,128,000	4,552,854
3.70%, 4/1/2024	2,417,000	2,597,308
Illumina, Inc.:
0.55%, 3/23/2023	1,405,000	1,407,065
2.55%, 3/23/2031	1,261,000	1,279,474
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,723,000	1,634,421
Royalty Pharma PLC:
0.75%, 9/2/2023 (d)	1,106,000	1,109,307
1.20%, 9/2/2025 (d)	1,576,000	1,562,635
1.75%, 9/2/2027 (d)	1,531,000	1,509,015
2.20%, 9/2/2030 (d)	1,429,000	1,401,735
		51,255,313
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
2.24%, 2/15/2025	2,546,000	2,648,808
2.70%, 2/15/2031	130,000	134,159
2.72%, 2/15/2030	3,001,000	3,111,287
Eagle Materials, Inc.:
2.50%, 7/1/2031 (e)	1,590,000	1,578,075
4.50%, 8/1/2026 (a)	1,259,000	1,289,342
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	902,000	971,508
4.00%, 9/21/2023	1,047,000	1,122,426
4.00%, 6/15/2025	1,102,000	1,214,525
Johnson Controls International PLC:
3.90%, 2/14/2026	200,000	221,614
3.63%, 7/2/2024 (c)	481,000	516,825
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	1,785,000	1,720,329
Leidos, Inc. 2.30%, 2/15/2031	1,604,000	1,571,535
Lennox International, Inc.:
1.35%, 8/1/2025	1,528,000	1,537,993
1.70%, 8/1/2027	848,000	848,806
3.00%, 11/15/2023	1,176,000	1,233,824
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023 (e)	685,000	686,315
2.40%, 7/15/2031 (e)	1,310,000	1,315,502
3.45%, 6/1/2027	336,000	367,204
3.50%, 12/15/2027	1,243,000	1,369,078
4.25%, 7/2/2024	106,000	115,682
Series CB, 2.50%, 3/15/2030	1,010,000	1,027,089
Security Description	Principal Amount	Value
Masco Corp.:
1.50%, 2/15/2028 (a)	$ 715,000	$ 697,289
2.00%, 10/1/2030	845,000	824,424
2.00%, 2/15/2031	1,443,000	1,407,243
3.50%, 11/15/2027	1,319,000	1,449,502
Owens Corning:
3.40%, 8/15/2026	709,000	769,059
3.88%, 6/1/2030	712,000	795,496
3.95%, 8/15/2029 (a)	483,000	545,916
4.20%, 12/1/2024	1,292,000	1,414,120
Vulcan Materials Co.:
3.50%, 6/1/2030	1,330,000	1,465,926
3.90%, 4/1/2027	242,000	272,700
4.50%, 4/1/2025	388,000	433,155
		34,676,756
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	1,328,000	1,358,730
1.85%, 5/15/2027	48,000	49,288
2.05%, 5/15/2030	1,075,000	1,095,812
2.75%, 2/3/2023	591,000	612,855
3.35%, 7/31/2024	624,000	671,181
Albemarle Corp. 4.15%, 12/1/2024	1,453,000	1,591,108
Cabot Corp.:
3.70%, 7/15/2022	200,000	205,028
4.00%, 7/1/2029	673,000	727,076
Celanese US Holdings LLC:
3.50%, 5/8/2024	1,177,000	1,259,908
4.63%, 11/15/2022	1,414,000	1,490,299
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	1,381,000	1,367,604
3.63%, 5/15/2026	1,419,000	1,570,124
4.55%, 11/30/2025	1,446,000	1,649,192
4.80%, 11/30/2028 (a)	864,000	1,036,282
7.38%, 11/1/2029	1,397,000	1,938,994
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	6,226,000	6,740,392
4.49%, 11/15/2025	1,919,000	2,181,634
4.73%, 11/15/2028	3,290,000	3,921,022
Eastman Chemical Co.:
3.80%, 3/15/2025	1,203,000	1,314,193
4.50%, 12/1/2028	488,000	569,154
Ecolab, Inc.:
1.30%, 1/30/2031	1,123,000	1,061,516
2.70%, 11/1/2026	1,490,000	1,596,356
3.25%, 1/14/2023	846,000	879,104
3.25%, 12/1/2027	693,000	763,083
4.80%, 3/24/2030	1,396,000	1,711,608
EI du Pont de Nemours & Co. 2.30%, 7/15/2030 (a)	533,000	546,549
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	1,172,000	1,201,429

See accompanying notes to financial statements.
138

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
FMC Corp.:
3.20%, 10/1/2026	$ 1,374,000	$ 1,480,993
3.45%, 10/1/2029	1,152,000	1,256,590
4.10%, 2/1/2024	300,000	321,168
Huntsman International LLC:
2.95%, 6/15/2031	1,040,000	1,057,815
4.50%, 5/1/2029	1,387,000	1,578,323
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	300,000	312,249
4.45%, 9/26/2028	395,000	457,126
Linde, Inc.:
2.65%, 2/5/2025	800,000	847,536
2.70%, 2/21/2023	730,000	753,513
3.20%, 1/30/2026	1,077,000	1,178,421
LYB International Finance B.V. 4.00%, 7/15/2023	1,132,000	1,208,602
LYB International Finance II B.V. 3.50%, 3/2/2027	881,000	961,382
LYB International Finance III LLC:
1.25%, 10/1/2025	1,472,000	1,470,204
2.25%, 10/1/2030 (a)	685,000	684,329
2.88%, 5/1/2025	1,215,000	1,290,816
3.38%, 5/1/2030	1,228,000	1,334,161
LyondellBasell Industries NV 5.75%, 4/15/2024	1,383,000	1,549,154
Mosaic Co.:
3.25%, 11/15/2022	1,023,000	1,058,958
4.05%, 11/15/2027 (a)	562,000	629,856
4.25%, 11/15/2023	1,313,000	1,409,913
NewMarket Corp.:
2.70%, 3/18/2031	1,436,000	1,438,398
4.10%, 12/15/2022	444,000	465,166
Nutrien, Ltd.:
1.90%, 5/13/2023	1,113,000	1,140,191
2.95%, 5/13/2030	1,283,000	1,354,309
3.00%, 4/1/2025	1,072,000	1,141,487
3.15%, 10/1/2022	519,000	532,826
3.38%, 3/15/2025	752,000	810,949
3.50%, 6/1/2023	1,124,000	1,177,278
3.63%, 3/15/2024	836,000	892,689
4.00%, 12/15/2026	747,000	841,712
4.20%, 4/1/2029	1,154,000	1,326,742
PPG Industries, Inc.:
1.20%, 3/15/2026	1,379,000	1,376,132
2.40%, 8/15/2024	707,000	739,720
2.55%, 6/15/2030	963,000	1,000,220
2.80%, 8/15/2029	21,000	22,311
3.20%, 3/15/2023	482,000	503,222
3.75%, 3/15/2028 (a)	602,000	686,966
Praxair, Inc. 1.10%, 8/10/2030	1,036,000	973,985
Security Description	Principal Amount	Value
Rohm & Haas Co. 7.85%, 7/15/2029	$ 1,190,000	$ 1,645,008
RPM International, Inc.:
3.45%, 11/15/2022	766,000	789,930
3.75%, 3/15/2027	659,000	723,490
4.55%, 3/1/2029	1,010,000	1,161,975
Sherwin-Williams Co.:
2.30%, 5/15/2030 (a)	1,414,000	1,433,768
2.95%, 8/15/2029	1,083,000	1,163,304
3.13%, 6/1/2024	1,156,000	1,234,388
3.45%, 8/1/2025	657,000	714,625
3.45%, 6/1/2027	1,528,000	1,683,795
3.95%, 1/15/2026	517,000	574,170
Westlake Chemical Corp.:
3.38%, 6/15/2030	1,170,000	1,260,008
3.60%, 8/15/2026	1,436,000	1,567,222
		90,326,616
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	1,339,000	1,279,093
1.70%, 5/15/2028	1,059,000	1,067,726
3.38%, 9/15/2025	1,310,000	1,436,363
Block Financial LLC:
2.50%, 7/15/2028	1,635,000	1,641,229
3.88%, 8/15/2030	1,394,000	1,507,346
5.25%, 10/1/2025	572,000	649,918
5.50%, 11/1/2022	1,437,000	1,494,509
Cintas Corp. No. 2 3.70%, 4/1/2027	1,359,000	1,521,210
Equifax, Inc.:
2.60%, 12/1/2024	1,331,000	1,402,887
2.60%, 12/15/2025	697,000	734,429
3.10%, 5/15/2030	1,146,000	1,233,360
3.30%, 12/15/2022	857,000	886,395
3.95%, 6/15/2023	1,136,000	1,207,023
Global Payments, Inc.:
1.20%, 3/1/2026	1,511,000	1,498,308
2.65%, 2/15/2025	798,000	840,613
2.90%, 5/15/2030	1,124,000	1,170,320
3.20%, 8/15/2029	1,719,000	1,836,184
3.75%, 6/1/2023	911,000	958,745
4.00%, 6/1/2023	1,463,000	1,554,818
IHS Markit, Ltd.:
3.63%, 5/1/2024	615,000	660,246
4.13%, 8/1/2023	776,000	829,614
4.25%, 5/1/2029	510,000	589,642
4.75%, 8/1/2028	771,000	908,068
Leland Stanford Junior University 1.29%, 6/1/2027	927,000	928,455
Moody's Corp.:
2.63%, 1/15/2023	962,000	993,178
3.25%, 1/15/2028	1,223,000	1,339,503
3.75%, 3/24/2025	1,017,000	1,116,015

See accompanying notes to financial statements.
139

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.25%, 2/1/2029	$ 234,000	$ 271,038
4.88%, 2/15/2024	950,000	1,043,014
PayPal Holdings, Inc.:
1.35%, 6/1/2023	2,771,000	2,821,127
1.65%, 6/1/2025	911,000	935,460
2.20%, 9/26/2022	2,280,000	2,334,880
2.30%, 6/1/2030 (a)	1,153,000	1,194,785
2.40%, 10/1/2024	746,000	786,336
2.65%, 10/1/2026	1,061,000	1,137,954
2.85%, 10/1/2029	2,229,000	2,406,986
Quanta Services, Inc. 2.90%, 10/1/2030	1,235,000	1,281,078
RELX Capital, Inc.:
3.00%, 5/22/2030	1,218,000	1,301,482
3.50%, 3/16/2023	1,344,000	1,409,963
4.00%, 3/18/2029	1,267,000	1,439,122
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,133,000	1,073,529
2.50%, 12/1/2029	720,000	756,029
2.95%, 1/22/2027	893,000	964,467
4.00%, 6/15/2025	1,135,000	1,262,495
Total System Services, Inc.:
4.45%, 6/1/2028	1,399,000	1,612,124
4.80%, 4/1/2026	1,372,000	1,573,163
United Rentals North America, Inc. 3.88%, 11/15/2027	10,000	10,522
Verisk Analytics, Inc.:
4.00%, 6/15/2025	1,335,000	1,477,124
4.13%, 3/15/2029	1,347,000	1,530,798
Yale University:
Series 2020, 0.87%, 4/15/2025	1,009,000	1,014,983
Series 2020, 1.48%, 4/15/2030	1,033,000	1,019,984
		61,943,640
COMPUTERS — 2.8%
Amdocs, Ltd. 2.54%, 6/15/2030	1,214,000	1,216,853
Apple, Inc.:
0.55%, 8/20/2025	2,973,000	2,940,297
0.70%, 2/8/2026 (a)	3,288,000	3,251,865
0.75%, 5/11/2023	2,689,000	2,711,292
1.13%, 5/11/2025	2,853,000	2,887,093
1.20%, 2/8/2028	5,721,000	5,635,814
1.25%, 8/20/2030 (a)	1,543,000	1,479,598
1.65%, 5/11/2030	2,846,000	2,821,098
1.65%, 2/8/2031 (a)	3,635,000	3,577,167
1.70%, 9/11/2022	1,963,000	1,996,469
1.80%, 9/11/2024	1,496,000	1,552,654
2.05%, 9/11/2026	2,990,000	3,128,078
2.10%, 9/12/2022	2,322,000	2,369,996
2.20%, 9/11/2029	2,677,000	2,785,017
2.40%, 1/13/2023	1,245,000	1,284,068
2.40%, 5/3/2023	7,642,000	7,928,728
Security Description	Principal Amount	Value
2.45%, 8/4/2026	$ 3,909,000	$ 4,158,003
2.50%, 2/9/2025	1,683,000	1,785,461
2.75%, 1/13/2025	2,374,000	2,538,162
2.85%, 2/23/2023	1,573,000	1,633,498
2.85%, 5/11/2024	2,372,000	2,518,163
2.90%, 9/12/2027	2,772,000	3,021,757
3.00%, 2/9/2024	1,966,000	2,085,985
3.00%, 6/20/2027	1,852,000	2,034,792
3.00%, 11/13/2027	2,217,000	2,426,617
3.20%, 5/13/2025	3,347,000	3,649,569
3.20%, 5/11/2027	3,022,000	3,338,192
3.25%, 2/23/2026	4,404,000	4,836,121
3.35%, 2/9/2027	2,836,000	3,148,073
3.45%, 5/6/2024	3,608,000	3,905,516
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	2,151,000	2,338,223
4.90%, 10/1/2026	2,749,000	3,172,236
5.30%, 10/1/2029 (a)	2,404,000	2,899,416
5.45%, 6/15/2023	4,119,000	4,468,085
5.85%, 7/15/2025	1,486,000	1,744,029
6.02%, 6/15/2026	7,577,000	9,087,475
6.10%, 7/15/2027	1,799,000	2,204,081
6.20%, 7/15/2030	2,512,000	3,229,729
DXC Technology Co.:
4.13%, 4/15/2025	392,000	430,788
4.25%, 4/15/2024	1,123,000	1,215,569
4.75%, 4/15/2027	1,272,000	1,458,234
Fortinet, Inc.:
1.00%, 3/15/2026	1,341,000	1,327,389
2.20%, 3/15/2031	1,053,000	1,051,231
Genpact Luxembourg Sarl 3.38%, 12/1/2024	940,000	1,004,851
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,100,000	1,103,630
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	1,531,000	1,556,782
1.75%, 4/1/2026	1,392,000	1,408,175
2.25%, 4/1/2023	1,659,000	1,706,912
4.40%, 10/15/2022	2,028,000	2,116,583
4.45%, 10/2/2023	1,620,000	1,752,905
4.65%, 10/1/2024	795,000	883,674
4.90%, 10/15/2025	3,220,000	3,666,646
HP, Inc.:
1.45%, 6/17/2026 (d)	2,470,000	2,456,958
2.20%, 6/17/2025	1,676,000	1,739,889
2.65%, 6/17/2031 (d)	2,420,000	2,422,299
3.00%, 6/17/2027	1,369,000	1,467,198
3.40%, 6/17/2030	973,000	1,042,521
4.05%, 9/15/2022	1,084,000	1,130,363
International Business Machines Corp.:
1.70%, 5/15/2027	1,830,000	1,853,753
1.88%, 8/1/2022	826,000	839,786

See accompanying notes to financial statements.
140

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
1.95%, 5/15/2030 (a)	$ 1,927,000	$ 1,925,208
2.88%, 11/9/2022	1,172,000	1,212,692
3.00%, 5/15/2024	4,727,000	5,037,517
3.30%, 5/15/2026	3,663,000	4,028,274
3.30%, 1/27/2027	738,000	810,449
3.38%, 8/1/2023	2,261,000	2,400,255
3.45%, 2/19/2026	1,987,000	2,193,489
3.50%, 5/15/2029 (a)	4,376,000	4,899,020
3.63%, 2/12/2024	4,072,000	4,385,503
6.22%, 8/1/2027	1,122,000	1,420,878
6.50%, 1/15/2028	468,000	608,522
7.00%, 10/30/2025	1,267,000	1,587,209
Leidos, Inc.:
2.95%, 5/15/2023	1,087,000	1,130,132
3.63%, 5/15/2025	954,000	1,036,073
4.38%, 5/15/2030	743,000	842,993
NetApp, Inc.:
1.88%, 6/22/2025	1,386,000	1,425,986
2.38%, 6/22/2027	947,000	994,028
2.70%, 6/22/2030 (a)	942,000	982,525
3.30%, 9/29/2024	848,000	908,089
Western Digital Corp. 4.75%, 2/15/2026 (a)	260,000	288,943
		189,543,191
CONSTRUCTION MATERIALS — 0.0% (f)
Carrier Global Corp. 2.49%, 2/15/2027	2,020,000	2,113,869
COSMETICS/PERSONAL CARE — 0.5%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	940,000	965,117
Series MTN, 1.95%, 2/1/2023	747,000	766,751
Series MTN, 2.10%, 5/1/2023	927,000	956,877
Series MTN, 3.25%, 3/15/2024	782,000	839,469
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	990,000	989,416
2.00%, 12/1/2024	748,000	781,892
2.38%, 12/1/2029	1,110,000	1,159,595
3.15%, 3/15/2027	866,000	952,851
Procter & Gamble Co.:
0.55%, 10/29/2025	2,380,000	2,350,774
1.00%, 4/23/2026 (a)	1,310,000	1,320,572
1.20%, 10/29/2030 (a)	1,753,000	1,670,557
1.95%, 4/23/2031 (a)	1,260,000	1,281,017
2.45%, 11/3/2026	1,030,000	1,102,244
2.70%, 2/2/2026 (a)	228,000	246,149
2.80%, 3/25/2027	1,160,000	1,256,036
2.85%, 8/11/2027 (a)	1,420,000	1,547,928
3.00%, 3/25/2030	1,620,000	1,786,568
3.10%, 8/15/2023	1,212,000	1,284,938
Unilever Capital Corp.:
0.38%, 9/14/2023	1,128,000	1,129,139
Security Description	Principal Amount	Value
1.38%, 9/14/2030 (a)	$ 1,017,000	$ 983,256
2.00%, 7/28/2026 (a)	1,036,000	1,080,051
2.13%, 9/6/2029	884,000	909,795
2.60%, 5/5/2024	573,000	604,355
2.90%, 5/5/2027	1,376,000	1,490,992
3.10%, 7/30/2025 (a)	799,000	868,305
3.13%, 3/22/2023	1,321,000	1,382,043
3.25%, 3/7/2024	1,187,000	1,268,666
3.38%, 3/22/2025	1,214,000	1,322,592
3.50%, 3/22/2028 (a)	1,892,000	2,126,759
		34,424,704
DISTRIBUTION & WHOLESALE — 0.0% (f)
WW Grainger, Inc. 1.85%, 2/15/2025	952,000	985,615
DIVERSIFIED FINANCIAL SERVICES — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026 (a)	1,105,000	1,092,304
2.88%, 8/14/2024 (a)	1,385,000	1,448,378
3.15%, 2/15/2024	838,000	878,559
3.30%, 1/23/2023	1,372,000	1,421,831
3.50%, 1/15/2025	1,554,000	1,646,820
3.65%, 7/21/2027	1,488,000	1,590,627
3.88%, 1/23/2028 (a)	1,060,000	1,135,408
4.13%, 7/3/2023	1,261,000	1,337,227
4.45%, 10/1/2025	1,309,000	1,441,065
4.45%, 4/3/2026	911,000	1,000,724
4.50%, 9/15/2023	1,682,000	1,804,130
4.63%, 7/1/2022	50,000	52,006
4.63%, 10/15/2027	1,439,000	1,607,694
4.88%, 1/16/2024 (a)	1,476,000	1,607,438
6.50%, 7/15/2025	1,593,000	1,867,840
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	973,000	1,049,672
3.50%, 8/1/2025	361,000	392,403
4.25%, 2/15/2024	306,000	333,317
Air Lease Corp.:
1.88%, 8/15/2026 (a)	1,565,000	1,566,440
2.25%, 1/15/2023	1,287,000	1,320,578
2.75%, 1/15/2023	1,118,000	1,153,183
3.00%, 9/15/2023	1,333,000	1,394,558
3.13%, 12/1/2030	600,000	610,080
3.25%, 3/1/2025	2,552,000	2,719,309
3.25%, 10/1/2029	444,000	461,938
3.38%, 7/1/2025	1,168,000	1,253,871
3.63%, 4/1/2027	1,553,000	1,671,882
3.63%, 12/1/2027	1,135,000	1,220,295
3.88%, 7/3/2023	882,000	935,996
4.25%, 9/15/2024	1,364,000	1,488,942
4.63%, 10/1/2028	1,020,000	1,152,712
Series GMTN, 3.75%, 6/1/2026	1,330,000	1,454,767

See accompanying notes to financial statements.
141

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 0.70%, 2/15/2024	$ 904,000	$ 899,661
Series MTN, 2.30%, 2/1/2025 (a)	920,000	950,323
Series MTN, 2.88%, 1/15/2026	2,118,000	2,227,606
Series MTN, 3.00%, 2/1/2030	1,296,000	1,313,029
Series MTN, 4.25%, 2/1/2024	1,385,000	1,500,232
Aircastle, Ltd.:
4.13%, 5/1/2024 (a)	1,240,000	1,324,060
4.25%, 6/15/2026	1,294,000	1,404,546
4.40%, 9/25/2023	825,000	883,468
5.00%, 4/1/2023	1,103,000	1,179,945
Ally Financial, Inc.:
1.45%, 10/2/2023	1,368,000	1,389,546
3.05%, 6/5/2023	386,000	402,718
3.88%, 5/21/2024	1,487,000	1,602,763
4.63%, 3/30/2025	1,194,000	1,335,907
5.13%, 9/30/2024	1,107,000	1,247,821
5.80%, 5/1/2025 (a)	1,871,000	2,175,075
American Express Co.:
2.50%, 8/1/2022	2,824,000	2,884,405
2.50%, 7/30/2024	1,814,000	1,911,793
2.65%, 12/2/2022	4,736,000	4,890,962
3.00%, 10/30/2024	1,881,000	2,017,354
3.13%, 5/20/2026	1,545,000	1,688,731
3.40%, 2/27/2023	1,650,000	1,727,451
3.40%, 2/22/2024	4,629,000	4,954,048
3.63%, 12/5/2024	1,541,000	1,686,486
3.70%, 8/3/2023	2,583,000	2,750,430
4.20%, 11/6/2025	1,149,000	1,300,817
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	2,354,000	2,604,630
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	1,424,000	1,530,202
3.00%, 4/2/2025	824,000	882,619
3.70%, 10/15/2024	893,000	976,763
4.00%, 10/15/2023	1,358,000	1,467,672
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	1,215,000	1,182,086
BGC Partners, Inc.:
3.75%, 10/1/2024	1,017,000	1,076,739
5.38%, 7/24/2023	1,081,000	1,168,258
BlackRock, Inc.:
1.90%, 1/28/2031	1,729,000	1,729,259
2.40%, 4/30/2030	1,522,000	1,593,504
3.20%, 3/15/2027 (a)	591,000	654,763
3.25%, 4/30/2029 (a)	1,315,000	1,470,630
3.50%, 3/18/2024	1,452,000	1,569,365
Security Description	Principal Amount	Value
Blackstone/GSO Secured Lending Fund 3.63%, 1/15/2026 (a) (d)	$ 1,085,000	$ 1,152,270
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	1,285,000	1,407,114
Brookfield Finance, Inc.:
2.72%, 4/15/2031	1,054,000	1,086,959
3.90%, 1/25/2028	1,380,000	1,542,109
4.00%, 4/1/2024	707,000	764,366
4.25%, 6/2/2026	874,000	984,360
4.35%, 4/15/2030	1,409,000	1,628,128
4.85%, 3/29/2029	1,198,000	1,411,184
Capital One Bank USA NA:
3.38%, 2/15/2023	4,169,000	4,361,233
SOFR + 0.91%, 2.28%, 1/28/2026 (b)	788,000	817,022
Capital One Financial Corp.:
2.60%, 5/11/2023	1,155,000	1,199,375
3.20%, 1/30/2023	1,384,000	1,441,519
3.20%, 2/5/2025	1,406,000	1,511,056
3.30%, 10/30/2024	1,849,000	1,992,113
3.50%, 6/15/2023	1,310,000	1,385,194
3.65%, 5/11/2027	1,503,000	1,671,186
3.75%, 4/24/2024	1,332,000	1,440,611
3.75%, 7/28/2026	1,691,000	1,865,393
3.75%, 3/9/2027	1,864,000	2,073,234
3.80%, 1/31/2028 (a)	1,774,000	2,002,190
3.90%, 1/29/2024	1,788,000	1,929,306
4.20%, 10/29/2025	3,107,000	3,468,468
4.25%, 4/30/2025	1,337,000	1,489,913
Cboe Global Markets, Inc.:
1.63%, 12/15/2030 (a)	1,240,000	1,196,352
3.65%, 1/12/2027	1,116,000	1,243,916
Charles Schwab Corp.:
0.75%, 3/18/2024	2,136,000	2,147,919
0.90%, 3/11/2026	1,440,000	1,429,733
1.15%, 5/13/2026	1,150,000	1,148,884
1.65%, 3/11/2031	1,135,000	1,102,573
2.00%, 3/20/2028	2,206,000	2,264,658
2.30%, 5/13/2031 (a)	1,421,000	1,451,850
2.65%, 1/25/2023	1,396,000	1,443,296
3.00%, 3/10/2025	825,000	884,318
3.20%, 3/2/2027	1,076,000	1,177,822
3.20%, 1/25/2028 (a)	1,403,000	1,546,976
3.25%, 5/22/2029	1,309,000	1,444,377
3.45%, 2/13/2026	81,000	89,258
3.55%, 2/1/2024	1,075,000	1,156,689
3.85%, 5/21/2025	119,000	131,590
4.00%, 2/1/2029	721,000	831,118
4.20%, 3/24/2025	1,259,000	1,405,862
4.63%, 3/22/2030 (a)	1,047,000	1,272,901
CI Financial Corp. 3.20%, 12/17/2030	1,193,000	1,224,805
CME Group, Inc.:
3.00%, 9/15/2022	583,000	601,604

See accompanying notes to financial statements.
142

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.00%, 3/15/2025	$ 1,341,000	$ 1,437,525
3.75%, 6/15/2028	455,000	518,782
Discover Financial Services:
3.75%, 3/4/2025	810,000	883,913
3.85%, 11/21/2022	1,185,000	1,241,560
3.95%, 11/6/2024	935,000	1,020,740
4.10%, 2/9/2027	1,382,000	1,548,669
4.50%, 1/30/2026	1,067,000	1,207,684
Eaton Vance Corp.:
3.50%, 4/6/2027	874,000	952,503
3.63%, 6/15/2023	747,000	790,797
Franklin Resources, Inc.:
1.60%, 10/30/2030	1,587,000	1,524,964
2.80%, 9/15/2022	304,000	312,852
2.85%, 3/30/2025 (a)	857,000	917,547
GE Capital Funding LLC:
3.45%, 5/15/2025	1,817,000	1,975,533
4.05%, 5/15/2027	1,362,000	1,541,484
4.40%, 5/15/2030	6,231,000	7,262,916
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	2,868,000	3,128,959
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	1,409,000	1,415,200
2.10%, 6/15/2030	1,780,000	1,769,836
3.10%, 9/15/2027	1,378,000	1,499,760
3.45%, 9/21/2023	844,000	896,514
3.75%, 12/1/2025	2,312,000	2,560,910
3.75%, 9/21/2028	980,000	1,103,255
4.00%, 10/15/2023	506,000	545,083
International Lease Finance Corp. 5.88%, 8/15/2022	1,470,000	1,554,584
Invesco Finance PLC:
3.13%, 11/30/2022	1,013,000	1,050,836
3.75%, 1/15/2026	739,000	818,465
4.00%, 1/30/2024	1,301,000	1,410,401
Janus Capital Group, Inc. 4.88%, 8/1/2025	502,000	567,762
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	955,000	1,026,873
Jefferies Group LLC:
5.13%, 1/20/2023	1,022,000	1,092,835
6.45%, 6/8/2027 (a)	1,359,000	1,693,695
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	1,189,000	1,336,484
4.85%, 1/15/2027	1,365,000	1,587,741
Lazard Group LLC:
3.63%, 3/1/2027	906,000	987,486
3.75%, 2/13/2025	556,000	606,857
4.38%, 3/11/2029	846,000	962,545
4.50%, 9/19/2028	1,235,000	1,427,376
Security Description	Principal Amount	Value
Legg Mason, Inc. 4.75%, 3/15/2026	$ 976,000	$ 1,136,708
Mastercard, Inc.:
1.90%, 3/15/2031	805,000	813,251
2.00%, 3/3/2025 (a)	1,247,000	1,303,427
2.95%, 11/21/2026	821,000	895,563
2.95%, 6/1/2029	776,000	848,137
3.30%, 3/26/2027	1,190,000	1,315,807
3.35%, 3/26/2030 (a)	2,209,000	2,486,760
3.38%, 4/1/2024 (a)	783,000	844,332
3.50%, 2/26/2028	1,468,000	1,651,192
Nasdaq, Inc.:
0.45%, 12/21/2022	3,000	2,999
1.65%, 1/15/2031 (a)	627,000	592,064
3.85%, 6/30/2026	815,000	907,812
4.25%, 6/1/2024	1,366,000	1,494,144
Nomura Holdings, Inc.:
1.85%, 7/16/2025	2,353,000	2,402,789
2.65%, 1/16/2025	1,867,000	1,960,873
2.68%, 7/16/2030	1,285,000	1,305,393
3.10%, 1/16/2030	2,206,000	2,315,043
ORIX Corp.:
2.25%, 3/9/2031	1,060,000	1,068,650
3.25%, 12/4/2024	1,255,000	1,352,062
3.70%, 7/18/2027 (a)	988,000	1,103,359
4.05%, 1/16/2024	886,000	959,538
Raymond James Financial, Inc. 4.65%, 4/1/2030	325,000	388,863
Stifel Financial Corp.:
4.00%, 5/15/2030	1,107,000	1,232,822
4.25%, 7/18/2024	1,379,000	1,513,094
Synchrony Financial:
2.85%, 7/25/2022	1,460,000	1,494,354
3.70%, 8/4/2026	1,419,000	1,551,194
3.95%, 12/1/2027	1,324,000	1,473,307
4.25%, 8/15/2024	1,726,000	1,886,380
4.38%, 3/19/2024	1,345,000	1,464,839
4.50%, 7/23/2025	1,341,000	1,501,638
5.15%, 3/19/2029	582,000	689,751
Visa, Inc.:
0.75%, 8/15/2027	1,282,000	1,245,309
1.10%, 2/15/2031 (a)	615,000	581,618
1.90%, 4/15/2027	2,136,000	2,206,979
2.05%, 4/15/2030	2,420,000	2,489,357
2.15%, 9/15/2022	1,198,000	1,223,086
2.75%, 9/15/2027	1,249,000	1,350,544
2.80%, 12/14/2022	2,905,000	2,999,877
3.15%, 12/14/2025	5,561,500	6,084,782
Western Union Co.:
1.35%, 3/15/2026	1,455,000	1,446,692
2.75%, 3/15/2031	928,000	927,889
2.85%, 1/10/2025	1,321,000	1,398,556
4.25%, 6/9/2023	1,034,000	1,102,492
		282,682,717

See accompanying notes to financial statements.
143

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
ELECTRIC — 5.7%
AEP Texas, Inc.:
2.40%, 10/1/2022	$ 567,000	$ 579,860
3.95%, 6/1/2028	807,000	909,481
Series I, 2.10%, 7/1/2030	998,000	979,886
AEP Transmission Co. LLC 3.10%, 12/1/2026	1,116,000	1,212,478
AES Corp.:
1.38%, 1/15/2026 (d)	1,573,000	1,557,333
2.45%, 1/15/2031 (d)	514,000	509,040
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	335,000	359,361
Series 17A, 2.45%, 3/30/2022	526	534
Series 20-A, 1.45%, 9/15/2030	1,322,000	1,263,026
Ameren Corp.:
1.75%, 3/15/2028	1,187,000	1,177,005
2.50%, 9/15/2024	1,303,000	1,372,489
3.50%, 1/15/2031	1,287,000	1,409,728
3.65%, 2/15/2026	1,168,000	1,280,911
Ameren Illinois Co.:
1.55%, 11/15/2030	450,000	433,053
2.70%, 9/1/2022	15,000	15,326
3.25%, 3/1/2025	621,000	667,979
3.80%, 5/15/2028 (a)	586,000	662,977
American Electric Power Co., Inc.:
2.30%, 3/1/2030	1,228,000	1,235,221
3.20%, 11/13/2027	879,000	950,173
Series F, 2.95%, 12/15/2022	528,000	543,724
Series M, 0.75%, 11/1/2023 (a)	468,000	468,243
Series N, 1.00%, 11/1/2025 (a)	970,000	962,570
Appalachian Power Co.:
3.40%, 6/1/2025	1,523,000	1,647,627
Series AA, 2.70%, 4/1/2031	1,325,000	1,370,209
Series X, 3.30%, 6/1/2027	433,000	469,104
Arizona Public Service Co.:
2.60%, 8/15/2029	616,000	645,432
2.95%, 9/15/2027	67,000	72,496
3.15%, 5/15/2025	480,000	515,726
Atlantic City Electric Co.:
2.30%, 3/15/2031	1,377,000	1,396,195
4.00%, 10/15/2028	794,000	904,628
Avangrid, Inc.:
3.15%, 12/1/2024	1,160,000	1,242,314
3.20%, 4/15/2025	1,392,000	1,496,539
3.80%, 6/1/2029	1,338,000	1,511,057
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	2,470,000	2,499,418
2.40%, 8/15/2026	605,000	637,077
Security Description	Principal Amount	Value
3.35%, 7/1/2023	$ 1,000	$ 1,050
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	100,000	96,235
2.80%, 1/15/2023	1,042,000	1,078,105
3.25%, 4/15/2028	622,000	683,534
3.50%, 2/1/2025	706,000	763,412
3.70%, 7/15/2030	1,607,000	1,821,277
3.75%, 11/15/2023	960,000	1,026,240
4.05%, 4/15/2025	457,000	507,448
Black Hills Corp.:
2.50%, 6/15/2030 (a)	850,000	867,051
3.05%, 10/15/2029	887,000	945,852
3.15%, 1/15/2027	932,000	993,149
3.95%, 1/15/2026	648,000	713,571
4.25%, 11/30/2023	698,000	750,280
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	990,000	1,067,408
Series AE, 2.35%, 4/1/2031	1,120,000	1,149,478
Series Z, 2.40%, 9/1/2026 (a)	632,000	665,003
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	1,460,000	1,462,336
2.50%, 9/1/2024	1,000	1,046
2.65%, 6/1/2031	650,000	663,260
2.95%, 3/1/2030	586,000	617,896
4.25%, 11/1/2028	1,308,000	1,498,432
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,166,000	1,275,149
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	1,156,000	1,316,279
CMS Energy Corp.:
3.00%, 5/15/2026	555,000	595,976
3.45%, 8/15/2027	641,000	709,452
5 year CMT + 4.12%, 4.75%, 6/1/2050 (b)	757,000	843,972
Commonwealth Edison Co.:
2.20%, 3/1/2030	1,350,000	1,376,068
2.55%, 6/15/2026	732,000	778,819
3.70%, 8/15/2028	1,453,000	1,653,136
Series 122, 2.95%, 8/15/2027	747,000	806,745
Connecticut Light & Power Co.:
2.50%, 1/15/2023	824,000	846,232
Series A, 0.75%, 12/1/2025	635,000	627,304
Series A, 2.05%, 7/1/2031	2,475,000	2,494,231
Series A, 3.20%, 3/15/2027	668,000	734,005

See accompanying notes to financial statements.
144

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	$ 2,155,000	$ 2,197,044
3.80%, 5/15/2028 (a)	629,000	708,002
Series 20A, 3.35%, 4/1/2030	1,108,000	1,219,875
Series B, 3.13%, 11/15/2027	780,000	846,222
Series D, 4.00%, 12/1/2028	926,000	1,062,242
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	566,000	565,909
Consumers Energy Co.:
0.35%, 6/1/2023	450,000	449,280
3.80%, 11/15/2028	1,203,000	1,367,270
Delmarva Power & Light Co. 3.50%, 11/15/2023	866,000	922,472
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c)	1,512,000	1,604,005
3.90%, 10/1/2025	1,306,000	1,444,240
4.25%, 6/1/2028	1,393,000	1,600,808
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (b)	643,000	700,716
Series A, 1.45%, 4/15/2026	1,044,000	1,051,746
Series A, 3.30%, 3/15/2025	444,000	480,896
Series B, 3.60%, 3/15/2027	55,000	60,798
Series C, 3.38%, 4/1/2030	1,880,000	2,049,689
Series D, 2.85%, 8/15/2026	382,000	407,105
DTE Electric Co.:
2.25%, 3/1/2030	890,000	914,190
3.38%, 3/1/2025	350,000	378,480
3.65%, 3/15/2024	713,000	765,384
Series A, 1.90%, 4/1/2028	1,266,000	1,287,585
Series C, 2.63%, 3/1/2031 (a)	450,000	474,246
DTE Energy Co.:
2.25%, 11/1/2022	1,201,000	1,229,428
2.85%, 10/1/2026	1,359,000	1,448,748
2.95%, 3/1/2030	1,051,000	1,111,884
3.80%, 3/15/2027	731,000	812,974
Series C, 2.53%, 10/1/2024	1,358,000	1,426,674
Series C, 3.40%, 6/15/2029	1,261,000	1,378,147
Series C, 3.50%, 6/1/2024	26,000	27,784
Series D, 3.70%, 8/1/2023	987,000	1,048,411
Series F, 1.05%, 6/1/2025	909,000	907,518
Series H, 0.55%, 11/1/2022	443,000	443,939
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	115,000	119,623
Security Description	Principal Amount	Value
2.45%, 2/1/2030	$ 875,000	$ 907,078
2.55%, 4/15/2031	1,124,000	1,168,780
2.95%, 12/1/2026	1,124,000	1,216,809
3.05%, 3/15/2023	430,000	448,890
3.95%, 11/15/2028	1,081,000	1,239,788
Series A, 6.00%, 12/1/2028	1,126,000	1,439,028
Duke Energy Corp.:
0.90%, 9/15/2025	1,334,000	1,320,820
2.40%, 8/15/2022	641,000	654,423
2.45%, 6/1/2030 (a)	912,000	923,081
2.55%, 6/15/2031	3,460,000	3,508,371
2.65%, 9/1/2026	1,749,000	1,850,005
3.05%, 8/15/2022	37,000	37,833
3.15%, 8/15/2027	1,504,000	1,627,057
3.40%, 6/15/2029	1,158,000	1,268,740
3.75%, 4/15/2024	1,204,000	1,296,539
3.95%, 10/15/2023	437,000	466,690
Duke Energy Florida LLC:
2.50%, 12/1/2029	1,009,000	1,058,885
3.20%, 1/15/2027 (a)	1,213,000	1,325,008
3.80%, 7/15/2028	1,024,000	1,159,803
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	361,000	381,220
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	677,000	680,277
3.65%, 2/1/2029	1,278,000	1,423,960
3.80%, 9/1/2023	982,000	1,045,152
Duke Energy Progress LLC:
3.38%, 9/1/2023	114,000	120,977
3.45%, 3/15/2029	1,357,000	1,503,651
3.70%, 9/1/2028	1,266,000	1,425,237
Edison International:
2.40%, 9/15/2022	5,000	5,087
2.95%, 3/15/2023	1,684,000	1,738,781
3.13%, 11/15/2022	1,414,000	1,455,996
3.55%, 11/15/2024	1,055,000	1,123,744
4.13%, 3/15/2028	1,278,000	1,360,342
4.95%, 4/15/2025 (a)	414,000	458,787
5.75%, 6/15/2027 (a)	3,415,000	3,890,368
Emera US Finance L.P.:
0.83%, 6/15/2024 (d)	1,340,000	1,334,787
2.64%, 6/15/2031 (d)	590,000	593,847
3.55%, 6/15/2026	712,000	778,636
Enel Americas SA 4.00%, 10/25/2026	1,328,000	1,446,776
Enel Chile SA 4.88%, 6/12/2028	1,347,000	1,555,718
Enel Generacion Chile SA 4.25%, 4/15/2024	667,000	713,817
Entergy Arkansas LLC:
3.50%, 4/1/2026	1,358,000	1,492,781
4.00%, 6/1/2028	225,000	256,572

See accompanying notes to financial statements.
145

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Entergy Corp.:
0.90%, 9/15/2025	$ 1,643,000	$ 1,623,399
1.90%, 6/15/2028	620,000	618,989
2.80%, 6/15/2030	756,000	786,202
2.95%, 9/1/2026	1,463,000	1,562,967
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	409,000	470,002
Entergy Louisiana LLC:
1.60%, 12/15/2030	537,000	514,376
2.40%, 10/1/2026 (a)	1,320,000	1,382,660
3.12%, 9/1/2027 (a)	1,560,000	1,702,334
3.25%, 4/1/2028	1,387,000	1,518,085
4.05%, 9/1/2023	821,000	876,032
5.40%, 11/1/2024	1,413,000	1,621,898
Entergy Mississippi LLC 2.85%, 6/1/2028	861,000	919,617
Entergy Texas, Inc.:
1.75%, 3/15/2031	838,000	802,117
4.00%, 3/30/2029	764,000	861,784
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	337,000	365,089
Evergy Metro, Inc.:
3.15%, 3/15/2023	684,000	710,526
Series 2020, 2.25%, 6/1/2030	1,196,000	1,217,612
Evergy, Inc.:
2.45%, 9/15/2024	1,444,000	1,512,330
2.90%, 9/15/2029	1,259,000	1,332,702
Eversource Energy:
2.55%, 3/15/2031	1,086,000	1,113,356
2.80%, 5/1/2023	604,000	625,810
Series H, 3.15%, 1/15/2025	666,000	711,268
Series L, 2.90%, 10/1/2024	898,000	951,180
Series M, 3.30%, 1/15/2028	341,000	372,338
Series N, 3.80%, 12/1/2023	557,000	597,973
Series O, 4.25%, 4/1/2029	1,183,000	1,379,331
Series Q, 0.80%, 8/15/2025	685,000	676,074
Series R, 1.65%, 8/15/2030	1,210,000	1,157,970
Exelon Corp.:
3.40%, 4/15/2026	1,412,000	1,537,950
3.95%, 6/15/2025	1,597,000	1,757,339
4.05%, 4/15/2030	1,717,000	1,954,856
Exelon Generation Co. LLC 3.25%, 6/1/2025 (a)	350,000	377,339
Florida Power & Light Co.:
2.75%, 6/1/2023	528,000	546,374
2.85%, 4/1/2025	1,240,000	1,325,101
3.13%, 12/1/2025	583,000	633,260
3.25%, 6/1/2024	1,395,000	1,490,181
Security Description	Principal Amount	Value
Fortis, Inc. 3.06%, 10/4/2026	$ 995,000	$ 1,069,804
Georgia Power Co.:
3.25%, 4/1/2026	500,000	539,775
3.25%, 3/30/2027	222,000	240,470
Series A, 2.10%, 7/30/2023	1,409,000	1,455,356
Series A, 2.20%, 9/15/2024	522,000	543,632
Series B, 2.65%, 9/15/2029	656,000	689,207
Gulf Power Co. Series A, 3.30%, 5/30/2027	656,000	719,770
Iberdrola International B.V. 5.81%, 3/15/2025	574,000	667,218
Indiana Michigan Power Co. 3.85%, 5/15/2028	271,000	304,840
Interstate Power & Light Co.:
3.25%, 12/1/2024	365,000	392,733
3.60%, 4/1/2029	619,000	688,582
4.10%, 9/26/2028	1,124,000	1,291,015
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	1,110,000	1,195,370
4.25%, 5/1/2030	1,187,000	1,332,051
ITC Holdings Corp.:
2.70%, 11/15/2022	262,000	269,388
3.25%, 6/30/2026	756,000	818,619
3.35%, 11/15/2027	2,721,000	2,969,618
3.65%, 6/15/2024	951,000	1,020,975
Kansas City Power & Light Co. 3.65%, 8/15/2025	491,000	539,717
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	664,000	721,396
MidAmerican Energy Co.:
3.10%, 5/1/2027	781,000	853,250
3.50%, 10/15/2024	1,293,000	1,400,707
3.65%, 4/15/2029	1,315,000	1,489,172
Mississippi Power Co. 3.95%, 3/30/2028	1,269,000	1,429,757
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024 (a)	515,000	513,656
1.35%, 3/15/2031	128,000	118,897
2.40%, 3/15/2030	1,030,000	1,062,332
2.70%, 2/15/2023	699,000	722,773
2.85%, 1/27/2025 (a)	965,000	1,026,017
2.95%, 2/7/2024	430,000	453,917
3.05%, 4/25/2027	1,023,000	1,115,346
3.40%, 11/15/2023	49,000	52,059
3.40%, 2/7/2028	1,445,000	1,590,974
3.70%, 3/15/2029	1,226,000	1,374,873
3.90%, 11/1/2028	294,000	333,963

See accompanying notes to financial statements.
146

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (a) (b)	$ 633,000	$ 662,960
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b)	505,000	551,935
Series MTN, 1.65%, 6/15/2031	1,035,000	985,848
Series MTN, 2.30%, 9/15/2022	539,000	550,508
Series MTN, 3.25%, 11/1/2025	659,000	716,175
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	1,147,000	1,291,671
Series DD, 2.40%, 5/1/2030	1,349,000	1,390,792
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	2,769,000	2,778,581
1.90%, 6/15/2028	3,795,000	3,837,921
2.25%, 6/1/2030 (a)	2,368,000	2,389,999
2.75%, 5/1/2025	1,983,000	2,107,037
2.75%, 11/1/2029	1,150,000	1,215,147
2.80%, 1/15/2023	1,493,000	1,543,210
3.15%, 4/1/2024	873,000	928,628
3.25%, 4/1/2026	901,000	977,089
3.50%, 4/1/2029	1,386,000	1,533,651
3.55%, 5/1/2027	1,754,000	1,940,275
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (a) (b)	616,000	691,010
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (b)	632,000	736,331
Northern States Power Co.:
2.15%, 8/15/2022	22,000	22,246
2.25%, 4/1/2031	555,000	570,934
2.60%, 5/15/2023	767,000	790,547
NSTAR Electric Co.:
2.38%, 10/15/2022	697,000	711,065
3.20%, 5/15/2027	709,000	775,384
3.25%, 5/15/2029 (a)	1,466,000	1,612,805
3.95%, 4/1/2030	814,000	938,086
Ohio Power Co. Series Q, 1.63%, 1/15/2031 (a)	708,000	680,884
Oklahoma Gas & Electric Co.:
0.55%, 5/26/2023	40,000	40,007
3.25%, 4/1/2030	835,000	908,296
3.30%, 3/15/2030	32,000	34,951
3.80%, 8/15/2028	846,000	950,794
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	1,229,000	1,199,615
2.75%, 6/1/2024 (a)	1,243,000	1,319,109
2.95%, 4/1/2025	340,000	363,273
Security Description	Principal Amount	Value
3.70%, 11/15/2028	$ 1,385,000	$ 1,567,155
5.75%, 3/15/2029	550,000	693,506
7.00%, 9/1/2022	966,000	1,039,947
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	3,340,000	3,340,334
2.10%, 8/1/2027	1,188,000	1,154,059
2.50%, 2/1/2031	2,799,000	2,626,190
2.95%, 3/1/2026	1,354,000	1,384,289
3.00%, 6/15/2028	415,000	416,855
3.15%, 1/1/2026 (a)	2,728,000	2,814,914
3.25%, 6/15/2023	937,000	969,177
3.25%, 6/1/2031 (a)	687,000	675,939
3.30%, 3/15/2027	1,288,000	1,333,621
3.30%, 12/1/2027	1,644,000	1,686,793
3.40%, 8/15/2024 (a)	1,267,000	1,329,197
3.45%, 7/1/2025	1,386,000	1,452,445
3.50%, 6/15/2025 (a)	1,306,000	1,370,686
3.75%, 2/15/2024	1,230,000	1,290,897
3.75%, 7/1/2028 (a)	1,397,000	1,473,723
3.85%, 11/15/2023	1,795,000	1,882,973
4.25%, 8/1/2023	1,186,000	1,256,614
4.55%, 7/1/2030	5,101,500	5,457,279
Pacific Gas and Electric Co. 4.65%, 8/1/2028	1,164,000	1,283,007
PacifiCorp:
2.70%, 9/15/2030 (a)	168,000	176,450
2.95%, 6/1/2023	315,000	327,940
3.50%, 6/15/2029	755,000	838,745
3.60%, 4/1/2024	4,000	4,294
PECO Energy Co.:
2.38%, 9/15/2022 (a)	402,000	409,465
3.15%, 10/15/2025	222,000	237,569
Pinnacle West Capital Corp. 1.30%, 6/15/2025	1,405,000	1,415,425
Potomac Electric Power Co. 3.60%, 3/15/2024	609,000	653,244
PPL Capital Funding, Inc. 3.10%, 5/15/2026	1,188,000	1,277,611
Progress Energy, Inc. 7.75%, 3/1/2031	503,000	717,379
PSEG Power LLC:
3.85%, 6/1/2023	1,185,000	1,257,332
8.63%, 4/15/2031	698,000	1,073,524
Public Service Co. of Colorado:
1.88%, 6/15/2031 (a)	1,035,000	1,029,339
2.25%, 9/15/2022	48,000	48,644
3.70%, 6/15/2028	924,000	1,043,834
Series 35, 1.90%, 1/15/2031	441,000	437,719
Public Service Co. of New Hampshire:
3.50%, 11/1/2023	300,000	319,008
Series V, 2.20%, 6/15/2031	595,000	606,632

See accompanying notes to financial statements.
147

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	$ 740,000	$ 736,774
Series MTN, 2.25%, 9/15/2026	1,185,000	1,243,705
Series MTN, 2.38%, 5/15/2023	522,000	539,263
Series MTN, 2.45%, 1/15/2030	775,000	808,147
Series MTN, 3.00%, 5/15/2025	621,000	665,855
Series MTN, 3.00%, 5/15/2027	552,000	597,120
Series MTN, 3.20%, 5/15/2029	28,000	30,784
Series MTN, 3.25%, 9/1/2023	558,000	590,381
Series MTN, 3.65%, 9/1/2028	1,071,000	1,209,598
Series MTN, 3.70%, 5/1/2028	604,000	685,202
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	275,000	271,824
1.60%, 8/15/2030	1,252,000	1,186,245
2.65%, 11/15/2022	1,483,000	1,525,547
2.88%, 6/15/2024	1,100,000	1,166,814
Puget Energy, Inc.:
2.38%, 6/15/2028 (d)	1,290,000	1,303,055
3.65%, 5/15/2025	1,114,000	1,200,569
4.10%, 6/15/2030	1,156,000	1,296,558
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	911,000	964,230
Series NNN, 3.60%, 9/1/2023	474,000	501,971
Series VVV, 1.70%, 10/1/2030	976,000	943,450
Sempra Energy:
2.88%, 10/1/2022	967,000	989,908
2.90%, 2/1/2023	1,340,000	1,387,530
3.25%, 6/15/2027	1,468,000	1,592,310
3.40%, 2/1/2028	2,109,000	2,317,348
3.55%, 6/15/2024	1,455,000	1,566,104
3.75%, 11/15/2025	872,000	958,476
4.05%, 12/1/2023	1,401,000	1,502,839
Sierra Pacific Power Co. 2.60%, 5/1/2026	731,000	776,921
Southern California Edison Co.:
0.70%, 4/3/2023	954,000	955,212
1.10%, 4/1/2024	1,501,000	1,511,792
2.25%, 6/1/2030	1,372,000	1,354,027
2.85%, 8/1/2029 (a)	358,000	371,733
6.65%, 4/1/2029	642,000	795,104
Series 20C, 1.20%, 2/1/2026	1,068,000	1,059,029
Security Description	Principal Amount	Value
Series A, 4.20%, 3/1/2029	$ 1,371,000	$ 1,548,709
Series B, 3.65%, 3/1/2028	1,076,000	1,183,137
Series D, 3.40%, 6/1/2023	814,000	855,074
Series E, 3.70%, 8/1/2025	733,000	798,816
Series G, 2.50%, 6/1/2031	1,755,000	1,760,827
Southern Co.:
2.95%, 7/1/2023	1,076,000	1,123,613
3.25%, 7/1/2026	2,351,000	2,550,482
Series 2021-A, 5 year CMT + 2.915%, 3.75%, 9/15/2051 (b)	1,780,000	1,801,841
Series 21-A, 0.60%, 2/26/2024 (a)	1,217,000	1,214,651
Series 21-B, 1.75%, 3/15/2028	738,000	730,679
Series A, 3.70%, 4/30/2030	1,375,000	1,517,835
Southern Power Co.:
0.90%, 1/15/2026	1,319,000	1,296,419
4.15%, 12/1/2025	1,294,000	1,449,487
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	1,038,000	1,100,913
Series M, 4.10%, 9/15/2028	1,357,000	1,547,903
Series N, 1.65%, 3/15/2026	1,476,000	1,495,498
Southwestern Public Service Co. 3.30%, 6/15/2024	167,000	177,566
Tampa Electric Co. 2.40%, 3/15/2031	1,110,000	1,137,062
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,323,000	1,258,676
3.05%, 3/15/2025	157,000	168,213
Union Electric Co.:
2.95%, 6/15/2027	691,000	746,584
2.95%, 3/15/2030	647,000	694,529
3.50%, 4/15/2024	373,000	399,632
3.50%, 3/15/2029	689,000	767,415
Virginia Electric & Power Co.:
3.45%, 9/1/2022	374,000	384,382
3.45%, 2/15/2024	245,000	261,190
Series A, 2.88%, 7/15/2029	372,000	400,797
Series A, 3.10%, 5/15/2025	547,000	585,372
Series A, 3.15%, 1/15/2026	797,000	867,630
Series A, 3.50%, 3/15/2027	570,000	632,290
Series A, 3.80%, 4/1/2028	1,623,000	1,835,175
Series B, 2.95%, 11/15/2026	890,000	961,520
Series C, 2.75%, 3/15/2023	1,485,000	1,536,232

See accompanying notes to financial statements.
148

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
WEC Energy Group, Inc.:
0.55%, 9/15/2023	$ 589,000	$ 589,241
0.80%, 3/15/2024	1,241,000	1,244,214
1.38%, 10/15/2027	1,060,000	1,036,118
1.80%, 10/15/2030	863,000	826,159
3.55%, 6/15/2025	572,000	623,589
Westar Energy, Inc. 2.55%, 7/1/2026	281,000	297,191
Wisconsin Electric Power Co. 1.70%, 6/15/2028	1,285,000	1,289,279
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	405,000	437,979
3.05%, 10/15/2027	400,000	432,808
Xcel Energy, Inc.:
0.50%, 10/15/2023	100,000	99,984
2.60%, 12/1/2029	1,133,000	1,181,651
3.30%, 6/1/2025	815,000	878,415
3.35%, 12/1/2026	10,000	10,898
3.40%, 6/1/2030	876,000	962,549
4.00%, 6/15/2028	1,328,000	1,510,998
		380,155,941
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	120,000	118,975
Emerson Electric Co.:
0.88%, 10/15/2026 (a)	1,442,000	1,421,769
1.80%, 10/15/2027 (a)	1,326,000	1,357,837
1.95%, 10/15/2030	162,000	163,815
2.63%, 2/15/2023	962,000	992,563
3.15%, 6/1/2025	655,000	708,926
		4,763,885
ELECTRONICS — 1.1%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,236,000	1,223,665
2.30%, 3/12/2031	877,000	877,588
2.75%, 9/15/2029 (a)	1,132,000	1,187,423
3.05%, 9/22/2026	637,000	687,731
3.88%, 7/15/2023	957,000	1,015,492
Allegion PLC 3.50%, 10/1/2029 (a)	748,000	812,754
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	278,000	295,786
3.55%, 10/1/2027	977,000	1,060,045
Amphenol Corp.:
2.05%, 3/1/2025	726,000	752,978
2.80%, 2/15/2030	1,173,000	1,241,480
3.20%, 4/1/2024	1,041,000	1,103,679
4.35%, 6/1/2029	875,000	1,026,366
Arrow Electronics, Inc.:
3.25%, 9/8/2024	1,275,000	1,357,135
3.88%, 1/12/2028 (a)	1,084,000	1,214,221
4.00%, 4/1/2025	899,000	975,586
4.50%, 3/1/2023	1,178,000	1,239,115
Security Description	Principal Amount	Value
Avnet, Inc.:
3.00%, 5/15/2031	$ 1,300,000	$ 1,297,023
4.63%, 4/15/2026 (a)	1,293,000	1,456,526
4.88%, 12/1/2022	667,000	705,319
Flex, Ltd.:
3.75%, 2/1/2026	1,650,000	1,797,939
4.75%, 6/15/2025	645,000	719,272
4.88%, 6/15/2029	873,000	1,008,385
4.88%, 5/12/2030	898,000	1,041,931
5.00%, 2/15/2023	1,478,000	1,575,681
FLIR Systems, Inc. 2.50%, 8/1/2030	1,038,000	1,043,356
Fortive Corp. 3.15%, 6/15/2026	1,340,000	1,455,856
Honeywell International, Inc.:
0.48%, 8/19/2022	4,051,000	4,051,932
1.35%, 6/1/2025	2,133,000	2,174,188
1.95%, 6/1/2030 (a)	2,053,000	2,085,868
2.30%, 8/15/2024	1,394,000	1,463,979
2.50%, 11/1/2026 (a)	1,423,000	1,516,406
2.70%, 8/15/2029 (a)	897,000	962,382
3.35%, 12/1/2023	679,000	725,831
Hubbell, Inc.:
2.30%, 3/15/2031	1,330,000	1,335,240
3.15%, 8/15/2027	507,000	544,021
3.35%, 3/1/2026	410,000	443,235
3.50%, 2/15/2028	320,000	350,877
Jabil, Inc.:
1.70%, 4/15/2026	1,499,000	1,509,658
3.00%, 1/15/2031	935,000	961,844
3.60%, 1/15/2030	719,000	778,447
3.95%, 1/12/2028	1,474,000	1,638,985
4.70%, 9/15/2022	414,000	434,303
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,133,000	1,198,465
4.55%, 10/30/2024	903,000	1,005,788
4.60%, 4/6/2027	1,356,000	1,574,953
Legrand France SA 8.50%, 2/15/2025	1,268,000	1,602,536
Roper Technologies, Inc.:
1.00%, 9/15/2025	1,532,000	1,522,425
1.40%, 9/15/2027 (a)	1,348,000	1,327,133
2.00%, 6/30/2030	1,458,000	1,437,559
2.35%, 9/15/2024 (a)	866,000	907,230
2.95%, 9/15/2029	1,022,000	1,092,978
3.85%, 12/15/2025	706,000	782,615
Trimble, Inc.:
4.15%, 6/15/2023	1,359,000	1,443,557
4.75%, 12/1/2024	898,000	998,657
4.90%, 6/15/2028	1,234,000	1,446,877
Tyco Electronics Group SA:
3.13%, 8/15/2027	632,000	681,783
3.45%, 8/1/2024	857,000	917,830
3.70%, 2/15/2026	451,000	494,548

See accompanying notes to financial statements.
149

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Vontier Corp.:
1.80%, 4/1/2026 (d)	$ 1,296,000	$ 1,291,801
2.40%, 4/1/2028 (d)	839,000	832,884
2.95%, 4/1/2031 (d)	1,104,000	1,108,272
		70,817,419
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025 (a)	1,280,000	1,269,261
1.45%, 2/15/2031	878,000	823,169
2.30%, 3/1/2030	1,127,000	1,144,863
2.50%, 8/15/2024	674,000	707,976
2.90%, 7/1/2026	959,000	1,028,288
3.20%, 3/15/2025	867,000	932,441
3.38%, 11/15/2027	1,427,000	1,568,216
3.95%, 5/15/2028	1,331,000	1,513,427
4.75%, 5/15/2023	557,000	596,324
Waste Connections, Inc.:
2.60%, 2/1/2030	844,000	872,941
3.50%, 5/1/2029	1,327,000	1,461,823
4.25%, 12/1/2028	1,163,000	1,345,684
Waste Management, Inc.:
0.75%, 11/15/2025	1,026,000	1,016,971
1.15%, 3/15/2028	1,472,000	1,425,500
2.00%, 6/1/2029	1,530,000	1,544,887
2.40%, 5/15/2023	1,308,000	1,353,466
2.90%, 9/15/2022	441,000	451,632
3.15%, 11/15/2027	1,258,000	1,376,667
		20,433,536
FOOD — 1.3%
Ahold Finance USA LLC 6.88%, 5/1/2029	985,000	1,326,155
Bestfoods Series E, 7.25%, 12/15/2026	5,000	6,577
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	1,167,000	1,175,601
2.50%, 8/2/2022	521,000	532,519
3.30%, 3/19/2025	1,174,000	1,265,009
3.65%, 3/15/2023	1,476,000	1,550,804
3.95%, 3/15/2025	1,140,000	1,256,656
4.15%, 3/15/2028	894,000	1,019,089
Conagra Brands, Inc.:
1.38%, 11/1/2027	2,234,000	2,180,183
3.20%, 1/25/2023	987,000	1,021,298
4.30%, 5/1/2024	1,336,000	1,465,993
4.60%, 11/1/2025	1,247,000	1,417,365
4.85%, 11/1/2028	1,609,000	1,916,576
7.00%, 10/1/2028	334,000	443,843
8.25%, 9/15/2030	70,000	103,916
Flowers Foods, Inc.:
2.40%, 3/15/2031 (a)	967,000	968,895
3.50%, 10/1/2026 (a)	584,000	636,519
General Mills, Inc.:
2.60%, 10/12/2022	688,000	705,895
Security Description	Principal Amount	Value
2.88%, 4/15/2030 (a)	$ 1,403,000	$ 1,487,671
3.20%, 2/10/2027 (a)	1,283,000	1,398,136
3.65%, 2/15/2024	1,015,000	1,087,197
3.70%, 10/17/2023	1,064,000	1,138,459
4.00%, 4/17/2025 (a)	1,091,000	1,208,370
4.20%, 4/17/2028	1,768,000	2,038,592
Hershey Co.:
0.90%, 6/1/2025	1,176,000	1,179,469
1.70%, 6/1/2030	938,000	932,841
2.05%, 11/15/2024	946,000	987,738
2.30%, 8/15/2026	935,000	992,026
2.45%, 11/15/2029	510,000	536,974
3.20%, 8/21/2025	290,000	315,033
3.38%, 5/15/2023	1,028,000	1,081,734
Hormel Foods Corp.:
0.65%, 6/3/2024	670,000	671,286
1.70%, 6/3/2028	1,730,000	1,739,480
1.80%, 6/11/2030	1,438,000	1,427,603
Ingredion, Inc.:
2.90%, 6/1/2030	1,093,000	1,145,617
3.20%, 10/1/2026 (a)	1,200,000	1,303,536
JM Smucker Co.:
2.38%, 3/15/2030 (a)	1,084,000	1,105,160
3.38%, 12/15/2027 (a)	1,289,000	1,413,775
3.50%, 3/15/2025	91,000	99,126
Kellogg Co.:
2.10%, 6/1/2030 (a)	81,000	81,441
2.65%, 12/1/2023	1,659,000	1,741,867
3.25%, 4/1/2026	1,358,000	1,482,664
3.40%, 11/15/2027	1,054,000	1,160,422
4.30%, 5/15/2028 (a)	951,000	1,100,744
Series B, 7.45%, 4/1/2031	506,000	733,457
Kroger Co.:
1.70%, 1/15/2031 (a)	1,013,000	971,447
2.20%, 5/1/2030	100,000	100,573
2.65%, 10/15/2026 (a)	1,076,000	1,142,077
2.80%, 8/1/2022 (a)	729,000	746,343
3.50%, 2/1/2026	1,341,000	1,472,686
3.70%, 8/1/2027	1,093,000	1,216,728
3.85%, 8/1/2023	1,044,000	1,107,935
4.00%, 2/1/2024	1,048,000	1,128,361
4.50%, 1/15/2029 (a)	1,082,000	1,279,043
McCormick & Co., Inc.:
0.90%, 2/15/2026	1,313,000	1,290,338
1.85%, 2/15/2031	1,348,000	1,303,193
2.50%, 4/15/2030	941,000	966,642
3.15%, 8/15/2024	1,373,000	1,464,456
3.40%, 8/15/2027	1,326,000	1,461,279
Mondelez International, Inc.:
0.63%, 7/1/2022	426,000	427,397
1.50%, 5/4/2025	2,268,000	2,306,307
2.75%, 4/13/2030	1,528,000	1,608,388
3.63%, 2/13/2026	498,000	549,757
Sysco Corp.:
2.40%, 2/15/2030 (a)	1,072,000	1,091,210

See accompanying notes to financial statements.
150

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.25%, 7/15/2027	$ 1,447,000	$ 1,569,054
3.30%, 7/15/2026	1,333,000	1,449,344
3.55%, 3/15/2025	1,231,000	1,339,722
3.75%, 10/1/2025	1,254,000	1,379,525
5.65%, 4/1/2025	710,000	823,458
5.95%, 4/1/2030 (a)	527,000	677,132
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,730,000	1,914,366
3.90%, 9/28/2023 (a)	1,112,000	1,191,441
3.95%, 8/15/2024	1,833,000	1,994,176
4.00%, 3/1/2026	1,092,000	1,217,394
4.35%, 3/1/2029 (a)	1,274,000	1,483,904
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	45,358
		85,302,345
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	760,000	818,406
4.50%, 8/1/2024	1,100,000	1,185,954
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	43,000	46,448
5.50%, 1/17/2027 (a)	1,727,000	2,008,518
Georgia-Pacific LLC:
7.75%, 11/15/2029	201,000	289,677
8.00%, 1/15/2024	1,265,000	1,497,874
8.88%, 5/15/2031 (a)	464,000	732,336
International Paper Co.:
3.00%, 2/15/2027 (a)	224,000	242,749
3.80%, 1/15/2026	1,703,000	1,892,731
Suzano Austria GmbH:
3.13%, 1/15/2032 (e)	1,135,000	1,123,185
3.75%, 1/15/2031	990,000	1,036,560
5.00%, 1/15/2030	1,539,000	1,742,763
6.00%, 1/15/2029	2,387,000	2,841,485
		15,458,686
GAS — 0.5%
Atmos Energy Corp.:
0.63%, 3/9/2023	1,762,000	1,762,476
1.50%, 1/15/2031	320,000	303,427
2.63%, 9/15/2029	894,000	936,009
3.00%, 6/15/2027	625,000	675,781
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030 (a)	758,000	727,824
3.55%, 4/1/2023	1,000,000	1,050,350
4.00%, 4/1/2028	567,000	638,017
Eastern Energy Gas Holdings LLC Series B, 3.00%, 11/15/2029	434,000	457,241
National Fuel Gas Co.:
2.95%, 3/1/2031	715,000	721,206
3.75%, 3/1/2023	1,315,000	1,371,808
Security Description	Principal Amount	Value
3.95%, 9/15/2027	$ 640,000	$ 688,998
4.75%, 9/1/2028	623,000	703,199
5.20%, 7/15/2025	183,000	206,153
5.50%, 1/15/2026	1,331,000	1,541,391
NiSource, Inc.:
0.95%, 8/15/2025	1,229,000	1,219,721
1.70%, 2/15/2031	1,335,000	1,264,352
2.95%, 9/1/2029	1,461,000	1,546,469
3.49%, 5/15/2027	813,000	894,414
3.60%, 5/1/2030	1,323,000	1,464,707
ONE Gas, Inc.:
1.10%, 3/11/2024	945,000	946,172
2.00%, 5/15/2030	90,000	88,860
3.61%, 2/1/2024	1,269,000	1,344,607
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	1,348,000	1,365,672
3.50%, 6/1/2029	1,309,000	1,441,392
Southern California Gas Co.:
3.15%, 9/15/2024	826,000	884,225
3.20%, 6/15/2025	604,000	651,408
Series TT, 2.60%, 6/15/2026	757,000	805,054
Series XX, 2.55%, 2/1/2030	1,115,000	1,153,691
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	446,000	463,572
3.25%, 6/15/2026	1,080,000	1,172,221
Series 20-A, 1.75%, 1/15/2031	983,000	934,371
Southwest Gas Corp.:
2.20%, 6/15/2030 (a)	1,023,000	1,023,317
3.70%, 4/1/2028 (a)	648,000	720,485
		31,168,590
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031	1,085,000	1,095,145
4.63%, 6/15/2028	1,355,000	1,538,887
Snap-on, Inc. 3.25%, 3/1/2027	427,000	464,465
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	251,000	260,545
3.40%, 3/1/2026	1,393,000	1,532,077
4.25%, 11/15/2028 (a)	828,000	965,622
5 year CMT + 2.66%, 4.00%, 3/15/2060 (b)	252,000	268,544
		6,125,285
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
1.15%, 1/30/2028	1,229,000	1,204,641
1.40%, 6/30/2030	1,091,000	1,055,302
2.95%, 3/15/2025	1,539,000	1,653,425
3.40%, 11/30/2023	1,486,000	1,583,883

See accompanying notes to financial statements.
151

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.75%, 11/30/2026	$ 2,137,000	$ 2,417,289
3.88%, 9/15/2025	783,000	873,773
Baxter International, Inc.:
2.60%, 8/15/2026	1,103,000	1,173,449
3.95%, 4/1/2030 (a)	1,480,000	1,703,658
Boston Scientific Corp.:
1.90%, 6/1/2025	565,000	582,984
2.65%, 6/1/2030	1,408,000	1,455,590
3.45%, 3/1/2024	1,489,000	1,590,029
3.75%, 3/1/2026	1,596,000	1,771,911
3.85%, 5/15/2025	1,316,000	1,453,154
4.00%, 3/1/2028 (a)	253,000	288,956
4.00%, 3/1/2029	1,357,000	1,544,293
Danaher Corp. 3.35%, 9/15/2025 (a)	1,012,000	1,107,199
Dentsply Sirona, Inc. 3.25%, 6/1/2030	1,104,000	1,181,523
DH Europe Finance II Sarl:
2.05%, 11/15/2022	818,000	836,920
2.20%, 11/15/2024	1,217,000	1,270,779
2.60%, 11/15/2029	1,111,000	1,163,306
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,097,000	1,272,191
Medtronic Global Holdings SCA 3.35%, 4/1/2027	1,349,000	1,485,573
Medtronic, Inc. 3.50%, 3/15/2025	2,483,000	2,725,440
PerkinElmer, Inc.:
2.55%, 3/15/2031	823,000	844,637
3.30%, 9/15/2029	1,511,000	1,634,947
Smith & Nephew PLC 2.03%, 10/14/2030 (a)	1,565,000	1,533,434
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031 (a)	807,000	822,680
Stryker Corp.:
0.60%, 12/1/2023	970,000	969,796
1.15%, 6/15/2025	1,403,000	1,410,773
1.95%, 6/15/2030	1,735,000	1,716,123
3.38%, 5/15/2024	1,252,000	1,342,895
3.38%, 11/1/2025	632,000	690,327
3.50%, 3/15/2026	1,100,000	1,211,837
3.65%, 3/7/2028	842,000	945,027
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	840,000	882,244
2.95%, 9/19/2026	1,288,000	1,390,615
3.20%, 8/15/2027	1,626,000	1,775,348
3.65%, 12/15/2025	675,000	743,998
4.13%, 3/25/2025	680,000	753,896
4.50%, 3/25/2030	1,212,000	1,443,213
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	1,068,000	1,150,642
3.55%, 4/1/2025	2,743,000	2,976,484
3.55%, 3/20/2030	564,000	617,591
Security Description	Principal Amount	Value
3.70%, 3/19/2023	$ 1,278,000	$ 1,343,434
		57,595,209
HEALTH CARE SERVICES — 1.7%
Adventist Health System 2.95%, 3/1/2029	716,000	754,771
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	352,000	398,538
Series 2020, 2.21%, 6/15/2030	520,000	527,015
Aetna, Inc.:
2.75%, 11/15/2022	343,000	352,275
2.80%, 6/15/2023	2,241,000	2,332,522
3.50%, 11/15/2024	1,404,000	1,518,917
Anthem, Inc.:
0.45%, 3/15/2023	1,404,000	1,405,530
1.50%, 3/15/2026 (a)	869,000	879,602
2.25%, 5/15/2030	1,238,000	1,248,746
2.38%, 1/15/2025	1,699,000	1,778,921
2.55%, 3/15/2031	1,187,000	1,224,355
2.88%, 9/15/2029	1,358,000	1,444,844
2.95%, 12/1/2022	1,152,000	1,191,122
3.30%, 1/15/2023	1,856,000	1,936,476
3.35%, 12/1/2024	1,451,000	1,565,266
3.50%, 8/15/2024	1,196,000	1,287,709
3.65%, 12/1/2027	2,237,000	2,502,778
4.10%, 3/1/2028	1,616,000	1,849,253
Ascension Health Series B, 2.53%, 11/15/2029	1,343,000	1,416,462
Banner Health:
1.90%, 1/1/2031	74,000	72,915
2.34%, 1/1/2030	1,101,000	1,126,147
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030 (a)	105,000	102,907
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	1,005,000	1,105,872
CHRISTUS Health Series C, 4.34%, 7/1/2028	685,000	787,668
CommonSpirit Health:
1.55%, 10/1/2025	847,000	854,420
2.76%, 10/1/2024	1,110,000	1,168,408
2.78%, 10/1/2030	894,000	930,270
2.95%, 11/1/2022	583,000	601,743
3.35%, 10/1/2029	1,269,000	1,375,215
Dignity Health 3.13%, 11/1/2022	514,000	531,368
HCA, Inc.:
2.38%, 7/15/2031	3,725,000	3,686,633
4.13%, 6/15/2029	2,881,000	3,248,846
4.50%, 2/15/2027	1,095,000	1,238,062
4.75%, 5/1/2023	1,429,000	1,531,774
5.00%, 3/15/2024	2,171,000	2,399,541

See accompanying notes to financial statements.
152

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.25%, 4/15/2025	$ 2,026,000	$ 2,320,114
5.25%, 6/15/2026	2,239,000	2,590,008
Humana, Inc.:
2.90%, 12/15/2022	765,000	790,115
3.13%, 8/15/2029	1,063,000	1,144,596
3.15%, 12/1/2022	1,128,000	1,163,002
3.85%, 10/1/2024	1,245,000	1,351,771
3.95%, 3/15/2027	642,000	719,663
4.50%, 4/1/2025	902,000	1,010,249
4.88%, 4/1/2030	1,289,000	1,555,552
Kaiser Foundation Hospitals 3.15%, 5/1/2027	978,000	1,071,057
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	585,000	585,047
2.30%, 12/1/2024	1,039,000	1,088,020
2.70%, 6/1/2031 (a)	1,440,000	1,465,243
2.95%, 12/1/2029	656,000	690,853
3.25%, 9/1/2024	1,872,000	2,003,939
3.60%, 2/1/2025	1,438,000	1,555,830
3.60%, 9/1/2027	1,476,000	1,633,533
4.00%, 11/1/2023	348,000	371,709
Mercy Health Series 2018, 4.30%, 7/1/2028 (a)	630,000	740,452
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	974,000	982,591
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,147,000	1,202,331
Series H, 2.75%, 10/1/2026	450,000	480,123
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	1,384,000	1,466,680
3.45%, 6/1/2026	932,000	1,023,196
3.50%, 3/30/2025	840,000	911,518
4.20%, 6/30/2029	1,131,000	1,304,575
4.25%, 4/1/2024	757,000	821,935
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	323,000	368,902
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	1,203,000	1,264,377
Series A, 3.82%, 6/1/2027	586,000	654,738
Stanford Health Care Series 2020, 3.31%, 8/15/2030	607,000	671,767
Sutter Health:
Series 2018, 3.70%, 8/15/2028 (a)	310,000	346,850
Series 20A, 1.32%, 8/15/2025	992,000	1,000,968
Series 20A, 2.29%, 8/15/2030	976,000	985,155
Security Description	Principal Amount	Value
Toledo Hospital Series B, 5.33%, 11/15/2028 (a)	$ 1,079,000	$ 1,258,654
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	890,000	889,341
1.15%, 5/15/2026	690,000	690,469
1.25%, 1/15/2026	1,238,000	1,248,622
2.00%, 5/15/2030 (a)	1,307,000	1,317,835
2.30%, 5/15/2031	1,710,000	1,751,262
2.38%, 10/15/2022	1,542,000	1,582,925
2.38%, 8/15/2024	1,193,000	1,255,131
2.75%, 2/15/2023	1,217,000	1,257,173
2.88%, 3/15/2023	1,095,000	1,142,195
2.88%, 8/15/2029	1,088,000	1,173,517
2.95%, 10/15/2027	1,139,000	1,239,893
3.10%, 3/15/2026	2,966,000	3,234,008
3.38%, 4/15/2027	1,475,000	1,637,737
3.45%, 1/15/2027	1,495,000	1,659,345
3.50%, 6/15/2023	1,247,000	1,322,867
3.50%, 2/15/2024	1,596,000	1,718,924
3.70%, 12/15/2025	676,000	752,658
3.75%, 7/15/2025	2,901,000	3,218,427
3.85%, 6/15/2028	1,340,000	1,539,486
3.88%, 12/15/2028	893,000	1,028,325
Universal Health Services, Inc. 2.65%, 10/15/2030 (d)	1,247,000	1,253,135
UPMC Series D-1, 3.60%, 4/3/2025	275,000	298,832
		116,184,111
HOME BUILDERS — 0.3%
D.R.Horton, Inc. 1.40%, 10/15/2027 (a)	1,799,000	1,762,300
DR Horton, Inc.:
2.50%, 10/15/2024	1,384,000	1,451,415
2.60%, 10/15/2025	923,000	972,851
4.75%, 2/15/2023	863,000	912,260
5.75%, 8/15/2023	610,000	666,748
Lennar Corp.:
4.50%, 4/30/2024	1,033,000	1,130,319
4.75%, 11/15/2022	1,187,000	1,241,804
4.75%, 5/30/2025	1,253,000	1,406,580
4.75%, 11/29/2027 (a)	781,000	902,477
4.88%, 12/15/2023	1,190,000	1,294,351
5.00%, 6/15/2027	475,000	549,765
5.25%, 6/1/2026	1,114,000	1,285,801
5.88%, 11/15/2024	1,335,000	1,517,374
MDC Holdings, Inc.:
2.50%, 1/15/2031	609,000	593,263
3.85%, 1/15/2030	177,000	190,429
NVR, Inc. 3.00%, 5/15/2030	1,322,000	1,400,950
PulteGroup, Inc.:
5.00%, 1/15/2027 (a)	963,000	1,125,333

See accompanying notes to financial statements.
153

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.50%, 3/1/2026	$ 1,303,000	$ 1,526,439
		19,930,459
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	458,000	506,621
Leggett & Platt, Inc.:
3.40%, 8/15/2022	632,000	646,744
3.50%, 11/15/2027	833,000	906,945
3.80%, 11/15/2024	357,000	385,114
4.40%, 3/15/2029	892,000	1,020,805
Whirlpool Corp.:
2.40%, 5/15/2031 (a)	710,000	716,291
3.70%, 5/1/2025	528,000	577,643
4.00%, 3/1/2024	725,000	787,872
4.75%, 2/26/2029	1,335,000	1,582,669
		7,130,704
HOUSEHOLD PRODUCTS — 0.0% (f)
Estee Lauder Cos., Inc 2.60%, 4/15/2030	1,065,000	1,125,780
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.65%, 4/30/2030	914,000	940,725
4.88%, 12/6/2028	1,052,000	1,253,900
Church & Dwight Co., Inc.:
2.45%, 8/1/2022	874,000	892,380
2.88%, 10/1/2022	449,000	462,641
3.15%, 8/1/2027	686,000	748,563
Clorox Co.:
1.80%, 5/15/2030	1,381,000	1,358,214
3.05%, 9/15/2022	668,000	684,800
3.10%, 10/1/2027	1,059,000	1,154,172
3.50%, 12/15/2024	13,000	14,132
3.90%, 5/15/2028	769,000	875,968
Kimberly-Clark Corp.:
1.05%, 9/15/2027	1,383,000	1,353,030
2.40%, 6/1/2023	412,000	427,866
2.75%, 2/15/2026	955,000	1,036,395
3.05%, 8/15/2025	345,000	373,169
3.10%, 3/26/2030	1,164,000	1,284,497
3.20%, 4/25/2029	916,000	1,014,617
3.95%, 11/1/2028	896,000	1,036,878
		14,911,947
INSURANCE — 2.9%
ACE Capital Trust II 9.70%, 4/1/2030	410,000	618,719
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b)	2,000	2,270
Aflac, Inc.:
1.13%, 3/15/2026	1,015,000	1,017,142
2.88%, 10/15/2026	180,000	193,655
Security Description	Principal Amount	Value
3.25%, 3/17/2025	$ 955,000	$ 1,034,513
3.60%, 4/1/2030	1,307,000	1,473,394
3.63%, 11/15/2024	1,260,000	1,381,627
Alleghany Corp. 3.63%, 5/15/2030	868,000	957,751
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	306,000	335,486
Allstate Corp.:
0.75%, 12/15/2025	1,200,000	1,189,524
1.45%, 12/15/2030 (a)	983,000	939,699
3.15%, 6/15/2023	1,331,000	1,400,811
3.28%, 12/15/2026 (a)	1,139,000	1,257,798
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (b)	350,000	379,901
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	1,336,000	1,511,737
American Financial Group, Inc.:
3.50%, 8/15/2026	696,000	757,067
5.25%, 4/2/2030	672,000	825,021
American International Group, Inc.:
2.50%, 6/30/2025	1,720,000	1,814,514
3.40%, 6/30/2030	2,926,000	3,209,471
3.75%, 7/10/2025	1,678,000	1,847,965
3.90%, 4/1/2026	2,067,000	2,307,413
4.13%, 2/15/2024	1,507,000	1,640,852
4.20%, 4/1/2028	1,186,000	1,362,678
4.25%, 3/15/2029	1,564,000	1,805,153
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b)	2,000	2,276
Aon Corp.:
2.20%, 11/15/2022	988,000	1,012,285
2.80%, 5/15/2030	1,259,000	1,324,518
3.75%, 5/2/2029	1,268,000	1,426,995
4.50%, 12/15/2028	548,000	640,749
8.21%, 1/1/2027	672,000	881,402
Aon PLC:
3.50%, 6/14/2024	1,368,000	1,471,134
3.88%, 12/15/2025	1,302,000	1,447,512
4.00%, 11/27/2023	1,073,000	1,151,125
Arch Capital Finance LLC 4.01%, 12/15/2026	821,000	928,617
Arthur J Gallagher & Co. 2.50%, 5/20/2031	859,000	868,148
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	515,000	559,712
Assurant, Inc.:
2.65%, 1/15/2032	2,995,000	2,988,980
3.70%, 2/22/2030	617,000	670,247
4.00%, 3/15/2023	422,000	446,307

See accompanying notes to financial statements.
154

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.20%, 9/27/2023 (a)	$ 1,406,000	$ 1,510,114
4.90%, 3/27/2028	1,239,000	1,444,005
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	1,400,000	1,454,348
5.00%, 7/1/2024 (a)	760,000	850,227
Athene Holding, Ltd.:
3.50%, 1/15/2031	899,000	959,422
4.13%, 1/12/2028	1,504,000	1,680,870
6.15%, 4/3/2030	1,310,000	1,654,530
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	373,000	480,170
AXA SA 8.60%, 12/15/2030	1,382,000	2,098,650
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	603,000	664,482
5 year CMT + 3.19%, 4.90%, 1/15/2040 (a) (b)	400,000	422,588
AXIS Specialty Finance PLC 4.00%, 12/6/2027	1,379,000	1,528,111
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	659,000	644,087
1.85%, 3/12/2030 (a)	1,257,000	1,269,721
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	2,981,000	3,093,414
3.00%, 2/11/2023 (a)	1,378,000	1,437,530
3.13%, 3/15/2026	3,619,000	3,956,363
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	1,897,000	2,071,050
5.63%, 5/15/2030	1,052,000	1,280,410
Brown & Brown, Inc.:
2.38%, 3/15/2031	391,000	390,918
4.20%, 9/15/2024	863,000	946,840
4.50%, 3/15/2029	787,000	903,854
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (a)	1,678,000	1,596,332
2.70%, 3/13/2023	1,476,000	1,535,070
2.88%, 11/3/2022	1,129,000	1,162,667
3.15%, 3/15/2025	95,000	102,654
3.35%, 5/15/2024	802,000	864,740
3.35%, 5/3/2026	1,925,000	2,116,075
Cincinnati Financial Corp. 6.92%, 5/15/2028	594,000	777,683
CNA Financial Corp.:
2.05%, 8/15/2030 (a)	1,164,000	1,144,270
3.45%, 8/15/2027	1,122,000	1,229,353
3.90%, 5/1/2029	64,000	71,974
3.95%, 5/15/2024	911,000	987,123
4.50%, 3/1/2026	1,305,000	1,479,400
CNO Financial Group, Inc.:
5.25%, 5/30/2025	1,479,000	1,677,896
5.25%, 5/30/2029	1,558,000	1,855,656
Enstar Group, Ltd. 4.95%, 6/1/2029	838,000	962,183
Security Description	Principal Amount	Value
Equitable Holdings, Inc.:
3.90%, 4/20/2023	$ 1,175,000	$ 1,242,880
4.35%, 4/20/2028	1,848,000	2,118,677
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031 (d)	590,000	615,984
4.63%, 4/29/2030	1,170,000	1,338,515
4.85%, 4/17/2028	1,249,000	1,436,737
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,346,000	1,342,406
3.40%, 6/15/2030	1,187,000	1,278,541
4.50%, 8/15/2028	691,000	795,016
First American Financial Corp.:
4.00%, 5/15/2030	1,099,000	1,221,044
4.60%, 11/15/2024	292,000	323,142
Globe Life, Inc.:
2.15%, 8/15/2030	1,125,000	1,111,455
3.80%, 9/15/2022	138,000	143,346
4.55%, 9/15/2028	962,000	1,125,396
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	7,000	7,033
4.50%, 4/15/2026	1,319,000	1,495,654
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	1,410,000	1,485,491
Kemper Corp.:
2.40%, 9/30/2030	1,065,000	1,064,574
4.35%, 2/15/2025	442,000	484,494
Lincoln National Corp.:
3.05%, 1/15/2030	878,000	936,334
3.35%, 3/9/2025	608,000	658,440
3.40%, 1/15/2031 (a)	693,000	762,653
3.63%, 12/12/2026 (a)	507,000	561,264
3.80%, 3/1/2028	772,000	864,578
4.00%, 9/1/2023	1,527,000	1,639,647
Loews Corp.:
2.63%, 5/15/2023	1,080,000	1,118,848
3.20%, 5/15/2030	776,000	842,030
3.75%, 4/1/2026	932,000	1,036,570
Manulife Financial Corp.:
2.48%, 5/19/2027	1,359,000	1,435,050
4.15%, 3/4/2026	1,395,000	1,575,639
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (b)	623,000	687,312
Markel Corp.:
3.35%, 9/17/2029	694,000	763,282
3.50%, 11/1/2027 (a)	544,000	597,997
4.90%, 7/1/2022	215,000	223,948
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	538,000	545,134
3.30%, 3/14/2023	934,000	975,049
3.50%, 6/3/2024	2,240,000	2,409,747
3.50%, 3/10/2025	1,253,000	1,362,237

See accompanying notes to financial statements.
155

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.75%, 3/14/2026	$ 1,322,000	$ 1,469,403
3.88%, 3/15/2024	979,000	1,062,058
4.38%, 3/15/2029	1,653,000	1,938,919
Mercury General Corp. 4.40%, 3/15/2027	1,044,000	1,178,739
MetLife, Inc.:
3.00%, 3/1/2025	1,494,000	1,605,602
3.60%, 4/10/2024 (a)	1,061,000	1,147,578
3.60%, 11/13/2025	821,000	907,139
4.55%, 3/23/2030	1,542,000	1,851,772
3.05%, 12/15/2022	863,000	891,729
Series D, 4.37%, 9/15/2023	393,000	425,886
Munich Re America Corp. Series B, 7.45%, 12/15/2026	10,000	13,091
Old Republic International Corp.:
3.88%, 8/26/2026	1,464,000	1,637,162
4.88%, 10/1/2024	726,000	811,087
PartnerRe Finance B LLC 3.70%, 7/2/2029 (a)	978,000	1,087,751
Primerica, Inc. 4.75%, 7/15/2022	479,000	499,286
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,189,000	1,187,490
3.10%, 11/15/2026	1,257,000	1,360,175
3.13%, 5/15/2023	497,000	521,681
3.30%, 9/15/2022	525,000	542,976
3.40%, 5/15/2025	989,000	1,072,333
3.70%, 5/15/2029	998,000	1,121,273
Progressive Corp.:
2.45%, 1/15/2027	610,000	647,283
3.20%, 3/26/2030	1,323,000	1,455,274
4.00%, 3/1/2029	1,047,000	1,204,720
6.63%, 3/1/2029	46,000	60,770
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b)	621,000	674,127
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (a) (b)	1,041,000	1,218,980
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b)	446,000	493,535
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	521,000	561,706
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (b)	1,593,000	1,714,769
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (b)	697,000	735,795
Security Description	Principal Amount	Value
5 year CMT + 3.04%, 3.70%, 10/1/2050 (a) (b)	$ 2,795,000	$ 2,922,117
Series MTN, 1.50%, 3/10/2026	1,258,000	1,278,543
Series MTN, 2.10%, 3/10/2030 (a)	1,219,000	1,241,649
Series MTN, 3.50%, 5/15/2024	1,265,000	1,369,616
Series MTN, 3.88%, 3/27/2028	2,002,000	2,293,631
Prudential PLC 3.13%, 4/14/2030	2,625,000	2,827,545
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	1,091,000	1,165,799
3.90%, 5/15/2029	1,131,000	1,267,206
3.95%, 9/15/2026	1,452,000	1,616,526
Series MTN, 4.70%, 9/15/2023	344,000	373,718
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	333,000	363,739
3.70%, 4/1/2025	200,000	217,722
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	1,208,000	1,331,651
Sompo International Holdings, Ltd. 4.70%, 10/15/2022 (a)	55,000	57,750
Swiss Re America Holding Corp. 7.00%, 2/15/2026	436,000	545,000
Trinity Acquisition PLC 4.40%, 3/15/2026	830,000	935,676
Unum Group:
4.00%, 3/15/2024	1,363,000	1,471,876
4.00%, 6/15/2029 (a)	573,000	644,075
Voya Financial, Inc.:
3.13%, 7/15/2024	1,109,000	1,181,174
3.65%, 6/15/2026	1,491,000	1,652,296
Willis North America, Inc.:
2.95%, 9/15/2029	1,194,000	1,255,813
3.60%, 5/15/2024	1,114,000	1,198,007
4.50%, 9/15/2028	1,283,000	1,484,739
XLIT, Ltd. 4.45%, 3/31/2025	847,000	949,877
		191,760,926
INTERNET — 1.8%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031	1,865,000	1,833,593
2.80%, 6/6/2023	794,000	824,625
3.40%, 12/6/2027	3,925,000	4,287,945
3.60%, 11/28/2024	3,843,000	4,176,803
Alphabet, Inc.:
0.45%, 8/15/2025	1,355,000	1,340,569
0.80%, 8/15/2027	1,538,000	1,493,798
1.10%, 8/15/2030 (a)	3,316,000	3,149,802
2.00%, 8/15/2026	3,325,000	3,479,180

See accompanying notes to financial statements.
156

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.38%, 2/25/2024	$ 1,248,000	$ 1,341,949
Amazon.com, Inc.:
0.25%, 5/12/2023	2,540,000	2,540,838
0.40%, 6/3/2023	1,605,000	1,608,451
0.45%, 5/12/2024	1,565,000	1,561,964
0.80%, 6/3/2025 (a)	2,695,000	2,700,255
1.00%, 5/12/2026 (a)	4,100,000	4,101,435
1.20%, 6/3/2027 (a)	1,775,000	1,765,859
1.50%, 6/3/2030 (a)	2,658,000	2,604,521
1.65%, 5/12/2028	2,896,000	2,919,342
2.10%, 5/12/2031	3,863,000	3,928,014
2.40%, 2/22/2023	3,216,000	3,321,324
2.50%, 11/29/2022	2,251,000	2,310,471
2.80%, 8/22/2024	2,550,000	2,713,914
3.15%, 8/22/2027	4,856,000	5,364,909
3.80%, 12/5/2024	1,542,000	1,696,478
5.20%, 12/3/2025	1,429,000	1,676,674
Baidu, Inc.:
1.72%, 4/9/2026	935,000	945,519
2.38%, 10/9/2030 (a)	770,000	772,549
2.88%, 7/6/2022	635,000	648,545
3.08%, 4/7/2025	870,000	921,321
3.43%, 4/7/2030	685,000	743,026
3.50%, 11/28/2022	1,299,000	1,348,076
3.63%, 7/6/2027	1,317,000	1,453,652
3.88%, 9/29/2023	1,471,000	1,563,776
4.13%, 6/30/2025	953,000	1,052,522
4.38%, 5/14/2024	1,268,000	1,384,111
4.38%, 3/29/2028 (a)	650,000	739,219
4.88%, 11/14/2028	1,307,000	1,546,194
Booking Holdings, Inc.:
2.75%, 3/15/2023	1,401,000	1,454,532
3.55%, 3/15/2028	1,411,000	1,573,279
3.60%, 6/1/2026	1,423,000	1,577,524
3.65%, 3/15/2025 (a)	1,235,000	1,350,831
4.63%, 4/13/2030 (a)	2,113,000	2,527,697
E*TRADE Financial Corp.:
3.80%, 8/24/2027	1,303,000	1,443,489
4.50%, 6/20/2028	1,354,000	1,570,599
eBay, Inc.:
1.40%, 5/10/2026	1,645,000	1,649,277
1.90%, 3/11/2025	1,700,000	1,757,902
2.60%, 7/15/2022	70,000	71,225
2.60%, 5/10/2031	1,305,000	1,328,112
2.70%, 3/11/2030	1,045,000	1,087,040
2.75%, 1/30/2023	1,188,000	1,230,376
3.45%, 8/1/2024 (a)	1,479,000	1,588,121
3.60%, 6/5/2027 (a)	1,000,000	1,111,500
Expedia Group, Inc.:
2.95%, 3/15/2031	1,961,000	1,995,121
3.25%, 2/15/2030	1,660,000	1,734,219
3.60%, 12/15/2023	1,458,000	1,549,096
3.80%, 2/15/2028	833,000	907,454
4.50%, 8/15/2024 (a)	1,063,000	1,164,304
4.63%, 8/1/2027 (d)	400,000	451,960
Security Description	Principal Amount	Value
4.63%, 8/1/2027	$ 1,404,000	$ 1,586,380
5.00%, 2/15/2026	841,000	959,707
JD.com, Inc.:
3.38%, 1/14/2030 (a)	1,024,000	1,093,724
3.88%, 4/29/2026 (a)	687,000	756,799
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029 (a)	1,160,000	1,247,812
3.30%, 4/1/2027	1,414,000	1,552,190
3.63%, 4/1/2025	1,061,000	1,160,225
3.75%, 4/1/2024	1,395,000	1,512,082
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	450,000	446,247
2.00%, 9/3/2030 (a)	1,421,000	1,369,773
VeriSign, Inc.:
2.70%, 6/15/2031	1,278,000	1,296,991
4.75%, 7/15/2027 (a)	767,000	816,863
5.25%, 4/1/2025	106,000	120,359
Weibo Corp.:
3.38%, 7/8/2030 (a)	208,000	213,836
3.50%, 7/5/2024	1,536,000	1,619,359
		120,737,228
INVESTMENT COMPANY SECURITY — 0.7%
Ares Capital Corp.:
2.15%, 7/15/2026	675,000	671,571
2.88%, 6/15/2028 (a)	2,895,000	2,936,051
3.25%, 7/15/2025	1,540,000	1,620,388
3.50%, 2/10/2023 (a)	1,465,000	1,520,655
3.88%, 1/15/2026	1,136,000	1,217,747
4.20%, 6/10/2024	1,590,000	1,708,996
4.25%, 3/1/2025	1,310,000	1,416,005
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	1,246,000	1,276,203
Blackstone Secured Lending Fund 3.65%, 7/14/2023 (d)	1,024,000	1,067,090
Blackstone/GSO Secured Lending Fund 2.75%, 9/16/2026 (d)	1,357,000	1,375,577
Business Development Corp. of America 3.25%, 3/30/2026 (d)	1,187,000	1,203,024
FS KKR Capital Corp.:
2.63%, 1/15/2027	2,055,000	2,034,614
3.40%, 1/15/2026	1,689,000	1,746,966
4.13%, 2/1/2025 (a)	1,279,000	1,360,549
4.63%, 7/15/2024	1,347,000	1,452,632
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026	1,499,000	1,548,137
3.75%, 2/10/2025	934,000	998,511
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	1,400,000	1,407,196
3.38%, 4/15/2024	857,000	894,974

See accompanying notes to financial statements.
157

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Main Street Capital Corp.:
3.00%, 7/14/2026	$ 1,485,000	$ 1,525,154
5.20%, 5/1/2024	1,190,000	1,295,327
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	605,000	605,787
3.50%, 2/25/2025 (a)	765,000	802,187
Owl Rock Capital Corp.:
2.63%, 1/15/2027	712,000	714,108
2.88%, 6/11/2028	2,230,000	2,215,037
3.40%, 7/15/2026	1,301,000	1,356,748
3.75%, 7/22/2025	1,585,000	1,677,786
4.00%, 3/30/2025	426,000	454,176
4.25%, 1/15/2026	1,372,000	1,481,705
5.25%, 4/15/2024 (a)	1,300,000	1,421,069
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	2,030,000	2,004,625
Prospect Capital Corp.:
3.36%, 11/15/2026	945,000	946,937
3.71%, 1/22/2026	1,196,000	1,228,842
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026	1,180,000	1,190,054
3.88%, 11/1/2024	584,000	621,142
		46,997,570
IRON/STEEL — 0.2%
Nucor Corp.:
2.00%, 6/1/2025	1,620,000	1,675,566
2.70%, 6/1/2030	122,000	127,450
3.95%, 5/1/2028 (a)	748,000	852,555
4.00%, 8/1/2023	137,000	145,897
4.13%, 9/15/2022	322,000	333,479
Reliance Steel & Aluminum Co.:
2.15%, 8/15/2030	784,000	773,918
4.50%, 4/15/2023	973,000	1,030,679
Steel Dynamics, Inc.:
1.65%, 10/15/2027	991,000	987,839
2.40%, 6/15/2025	1,270,000	1,330,160
2.80%, 12/15/2024	3,000	3,166
3.25%, 1/15/2031 (a)	978,000	1,051,047
3.45%, 4/15/2030	1,040,000	1,133,174
5.00%, 12/15/2026	1,402,000	1,467,473
Vale Overseas, Ltd.:
3.75%, 7/8/2030	2,439,000	2,593,998
6.25%, 8/10/2026	2,122,000	2,550,241
		16,056,642
LEISURE TIME — 0.0% (f)
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	914,000	985,831
Security Description	Principal Amount	Value
LODGING — 0.5%
Choice Hotels International, Inc. 3.70%, 12/1/2029	$ 834,000	$ 903,914
Hyatt Hotels Corp.:
3.38%, 7/15/2023	386,000	401,942
4.38%, 9/15/2028 (a)	1,224,000	1,350,243
4.85%, 3/15/2026	1,081,000	1,208,504
5.38%, 4/23/2025	535,000	604,491
5.75%, 4/23/2030	1,135,000	1,377,629
Las Vegas Sands Corp.:
2.90%, 6/25/2025	1,405,000	1,464,235
3.20%, 8/8/2024	2,622,000	2,751,632
3.50%, 8/18/2026	1,272,000	1,352,238
3.90%, 8/8/2029	857,000	913,151
Marriott International, Inc.:
3.60%, 4/15/2024 (a)	1,048,000	1,116,696
3.75%, 3/15/2025	1,322,000	1,420,939
3.75%, 10/1/2025	1,345,000	1,454,335
Series AA, 4.65%, 12/1/2028	399,000	455,917
Series EE, 5.75%, 5/1/2025	1,808,000	2,087,662
Series FF, 4.63%, 6/15/2030	1,047,000	1,205,579
Series HH, 2.85%, 4/15/2031	1,188,000	1,207,269
Series R, 3.13%, 6/15/2026	1,201,000	1,278,284
Series X, 4.00%, 4/15/2028 (a)	484,000	532,182
Series Z, 4.15%, 12/1/2023 (a)	711,000	762,327
Sands China, Ltd.:
3.80%, 1/8/2026	836,000	891,719
4.38%, 6/18/2030 (a)	943,000	1,023,193
4.60%, 8/8/2023	1,275,000	1,353,923
5.13%, 8/8/2025	1,762,000	1,972,594
5.40%, 8/8/2028	4,479,000	5,205,180
		34,295,778
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	1,251,000	1,249,924
0.65%, 7/7/2023	771,000	775,163
0.90%, 3/2/2026	935,000	932,204
2.40%, 8/9/2026	598,000	635,363
Series MTN, 0.45%, 9/14/2023	1,284,000	1,285,721
Series MTN, 0.45%, 5/17/2024	1,645,000	1,641,118
Series MTN, 0.80%, 11/13/2025	633,000	629,297
Series MTN, 1.10%, 9/14/2027 (a)	1,238,000	1,222,859

See accompanying notes to financial statements.
158

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 1.45%, 5/15/2025	$ 94,000	$ 96,240
Series MTN, 1.90%, 9/6/2022	2,361,000	2,405,953
Series MTN, 1.95%, 11/18/2022	1,427,000	1,458,736
Series MTN, 2.15%, 11/8/2024	676,000	708,029
Series MTN, 2.55%, 11/29/2022	750,000	773,880
Series MTN, 2.63%, 3/1/2023	919,000	954,372
Series MTN, 2.85%, 5/17/2024	742,000	789,399
Series MTN, 3.25%, 12/1/2024	1,115,000	1,212,050
Series MTN, 3.30%, 6/9/2024	1,292,000	1,393,151
Series MTN, 3.45%, 5/15/2023	1,022,000	1,081,327
Series MTN, 3.65%, 12/7/2023	1,442,000	1,553,741
Series MTN, 3.75%, 11/24/2023	1,368,000	1,477,098
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	774,000	775,494
2.60%, 9/19/2029 (a)	1,228,000	1,310,718
2.60%, 4/9/2030 (a)	1,098,000	1,171,928
3.40%, 5/15/2024	1,597,000	1,715,178
Oshkosh Corp.:
3.10%, 3/1/2030	29,000	30,723
4.60%, 5/15/2028	1,094,000	1,263,275
		28,542,941
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	1,440,000	1,432,267
1.88%, 1/15/2026 (a)	1,325,000	1,349,486
1.95%, 7/2/2023	921,000	944,209
4.20%, 1/15/2024	932,000	1,008,974
CNH Industrial NV:
4.50%, 8/15/2023	1,359,000	1,465,192
Series MTN, 3.85%, 11/15/2027 (a)	635,000	704,126
Crane Co. 4.45%, 12/15/2023	225,000	242,633
Deere & Co.:
2.75%, 4/15/2025	1,210,000	1,291,494
3.10%, 4/15/2030	1,163,000	1,284,685
5.38%, 10/16/2029	327,000	416,833
7.13%, 3/3/2031	432,000	624,391
Dover Corp.:
2.95%, 11/4/2029	392,000	421,329
3.15%, 11/15/2025 (a)	646,000	694,818
Flowserve Corp.:
3.50%, 9/15/2022	805,000	826,180
3.50%, 10/1/2030	1,256,000	1,325,494
Security Description	Principal Amount	Value
4.00%, 11/15/2023	$ 58,000	$ 61,876
IDEX Corp.:
2.63%, 6/15/2031	590,000	599,387
3.00%, 5/1/2030	1,267,000	1,339,384
John Deere Capital Corp.:
1.05%, 6/17/2026	620,000	618,537
1.45%, 1/15/2031 (a)	650,000	628,427
2.00%, 6/17/2031	3,070,000	3,096,126
2.80%, 1/27/2023	1,106,000	1,149,322
3.65%, 10/12/2023	873,000	938,100
Series GMTN, 3.45%, 6/7/2023	1,190,000	1,261,222
Series MTN, 0.25%, 1/17/2023	955,000	954,551
Series MTN, 0.40%, 10/10/2023	938,000	938,750
Series MTN, 0.45%, 1/17/2024	1,324,000	1,321,551
Series MTN, 0.45%, 6/7/2024	1,610,000	1,605,572
Series MTN, 0.70%, 7/5/2023	516,000	519,555
Series MTN, 0.70%, 1/15/2026 (a)	1,437,000	1,422,400
Series MTN, 1.20%, 4/6/2023	806,000	818,106
Series MTN, 1.50%, 3/6/2028	1,180,000	1,173,888
Series MTN, 1.75%, 3/9/2027	1,105,000	1,132,084
Series MTN, 2.05%, 1/9/2025	782,000	817,190
Series MTN, 2.15%, 9/8/2022	980,000	1,001,844
Series MTN, 2.25%, 9/14/2026	1,156,000	1,217,511
Series MTN, 2.45%, 1/9/2030	1,074,000	1,130,224
Series MTN, 2.60%, 3/7/2024	1,154,000	1,216,881
Series MTN, 2.65%, 6/24/2024	882,000	938,519
Series MTN, 2.65%, 6/10/2026	1,532,000	1,649,949
Series MTN, 2.70%, 1/6/2023	1,428,000	1,479,137
Series MTN, 2.80%, 3/6/2023	147,000	153,155
Series MTN, 2.80%, 9/8/2027	1,253,000	1,356,034
Series MTN, 2.80%, 7/18/2029	928,000	1,002,964
Series MTN, 3.05%, 1/6/2028	423,000	463,777
Series MTN, 3.35%, 6/12/2024	1,414,000	1,528,166

See accompanying notes to financial statements.
159

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 3.40%, 9/11/2025	$ 544,000	$ 600,668
Series MTN, 3.45%, 1/10/2024	697,000	748,564
Series MTN, 3.45%, 3/13/2025	1,534,000	1,681,985
Series MTN, 3.45%, 3/7/2029	411,000	462,507
nVent Finance Sarl:
3.95%, 4/15/2023	670,000	700,029
4.55%, 4/15/2028 (a)	988,000	1,086,701
Otis Worldwide Corp.:
2.06%, 4/5/2025	1,456,000	1,513,381
2.29%, 4/5/2027	1,000,000	1,039,090
2.57%, 2/15/2030	2,025,000	2,098,447
Rockwell Automation, Inc.:
2.88%, 3/1/2025	25,000	26,569
3.50%, 3/1/2029	373,000	418,152
Wabtec Corp. 3.45%, 11/15/2026	2,989,000	3,213,623
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	1,527,000	1,627,064
4.40%, 3/15/2024	753,000	816,598
4.95%, 9/15/2028	1,882,000	2,185,999
Xylem, Inc.:
1.95%, 1/30/2028	1,296,000	1,311,202
2.25%, 1/30/2031 (a)	252,000	254,218
3.25%, 11/1/2026	1,026,000	1,123,162
		68,474,259
MEDIA — 2.1%
CBS Corp.:
3.38%, 2/15/2028 (a)	1,501,000	1,642,844
3.50%, 1/15/2025	1,210,000	1,301,125
3.70%, 8/15/2024	1,447,000	1,562,022
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	1,433,000	1,465,959
3.75%, 2/15/2028	2,059,000	2,272,662
4.20%, 3/15/2028	2,450,000	2,771,440
4.46%, 7/23/2022	4,361,000	4,514,202
4.91%, 7/23/2025	6,700,000	7,596,996
5.05%, 3/30/2029	1,681,000	1,987,110
Class USD, 4.50%, 2/1/2024	1,540,000	1,677,399
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,530,000	1,721,403
Comcast Corp.:
1.50%, 2/15/2031	2,548,000	2,414,255
1.95%, 1/15/2031	375,000	369,611
2.35%, 1/15/2027	2,102,000	2,205,944
2.65%, 2/1/2030	2,258,000	2,375,868
Security Description	Principal Amount	Value
3.10%, 4/1/2025	$ 688,000	$ 742,187
3.15%, 3/1/2026	3,618,000	3,936,963
3.15%, 2/15/2028	2,104,000	2,307,183
3.30%, 2/1/2027	1,950,000	2,140,944
3.30%, 4/1/2027	679,000	748,611
3.38%, 2/15/2025	446,000	483,999
3.38%, 8/15/2025	1,936,000	2,113,202
3.40%, 4/1/2030	1,479,000	1,633,511
3.55%, 5/1/2028	1,311,000	1,466,970
3.60%, 3/1/2024	1,460,000	1,576,581
3.70%, 4/15/2024	2,962,000	3,210,423
3.95%, 10/15/2025	4,331,000	4,847,255
4.15%, 10/15/2028	6,202,000	7,181,420
4.25%, 10/15/2030	1,584,000	1,862,736
Discovery Communications LLC:
2.95%, 3/20/2023	1,390,000	1,446,128
3.45%, 3/15/2025	949,000	1,018,799
3.63%, 5/15/2030	1,244,000	1,358,100
3.80%, 3/13/2024	1,226,000	1,314,456
3.90%, 11/15/2024	1,082,000	1,173,905
3.95%, 6/15/2025	1,029,000	1,128,309
3.95%, 3/20/2028	2,154,000	2,398,221
4.13%, 5/15/2029	1,097,000	1,231,920
4.90%, 3/11/2026	1,571,000	1,794,899
Fox Corp.:
3.05%, 4/7/2025	769,000	823,245
4.03%, 1/25/2024	1,405,000	1,522,107
4.71%, 1/25/2029	3,091,000	3,631,678
FOX Corp. 3.50%, 4/8/2030 (a)	1,063,000	1,171,543
Grupo Televisa SAB:
4.63%, 1/30/2026	869,000	965,815
6.63%, 3/18/2025	660,000	782,833
TCI Communications, Inc.:
7.13%, 2/15/2028	959,000	1,281,176
7.88%, 2/15/2026	725,000	936,084
Thomson Reuters Corp.:
3.35%, 5/15/2026	1,106,000	1,204,146
4.30%, 11/23/2023	1,216,000	1,310,982
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,413,000	1,596,605
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	1,476,000	1,603,113
Series GMTN, 3.15%, 9/17/2025	1,608,000	1,749,006
Series MTN, 1.85%, 7/30/2026	975,000	1,004,114
Series MTN, 2.35%, 12/1/2022	1,157,000	1,188,794
Series MTN, 2.95%, 6/15/2027 (a)	1,431,000	1,557,973
ViacomCBS, Inc.:
2.90%, 1/15/2027	1,250,000	1,329,175
3.70%, 6/1/2028	1,006,000	1,119,598

See accompanying notes to financial statements.
160

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.88%, 4/1/2024	$ 1,266,000	$ 1,361,140
4.00%, 1/15/2026	1,354,000	1,506,068
4.20%, 6/1/2029	1,383,000	1,591,155
4.75%, 5/15/2025	1,516,000	1,715,187
4.95%, 1/15/2031 (a)	1,333,000	1,609,144
7.88%, 7/30/2030	1,023,000	1,460,506
Walt Disney Co.:
1.65%, 9/1/2022	1,145,000	1,162,908
1.75%, 8/30/2024	2,122,000	2,192,514
1.75%, 1/13/2026 (a)	2,046,000	2,103,759
2.00%, 9/1/2029	2,324,000	2,346,775
2.20%, 1/13/2028	2,236,000	2,316,988
2.65%, 1/13/2031	1,036,000	1,088,028
3.00%, 9/15/2022	1,466,000	1,512,560
3.35%, 3/24/2025	1,987,000	2,160,862
3.38%, 11/15/2026	1,706,000	1,881,530
3.70%, 9/15/2024	901,000	980,306
3.70%, 10/15/2025	1,314,000	1,451,839
3.70%, 3/23/2027	1,604,000	1,801,677
3.80%, 3/22/2030	1,662,000	1,899,201
4.00%, 10/1/2023	375,000	403,954
		140,319,650
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.50%, 1/15/2023	1,230,000	1,264,649
3.25%, 6/15/2025	1,528,000	1,657,406
Timken Co. 3.88%, 9/1/2024	788,000	844,145
		3,766,200
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030 (a)	1,371,000	1,423,317
BHP Billiton Finance USA, Ltd.:
3.85%, 9/30/2023	1,333,000	1,432,895
6.42%, 3/1/2026	710,000	874,976
Kinross Gold Corp.:
4.50%, 7/15/2027	1,289,000	1,473,147
5.95%, 3/15/2024	1,374,000	1,536,517
Newmont Corp.:
2.25%, 10/1/2030	280,000	279,815
2.80%, 10/1/2029	1,324,000	1,389,644
3.70%, 3/15/2023	226,000	236,102
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	3,000	4,265
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025	1,737,000	1,924,700
7.13%, 7/15/2028	1,485,000	2,013,408
Southern Copper Corp.:
3.50%, 11/8/2022	668,000	692,950
3.88%, 4/23/2025	1,168,000	1,272,886
Security Description	Principal Amount	Value
Teck Resources, Ltd. 3.90%, 7/15/2030 (a)	$ 1,178,000	$ 1,272,299
		15,826,921
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
1.75%, 2/14/2023	1,140,000	1,165,559
2.00%, 2/14/2025 (a)	1,351,000	1,407,472
2.38%, 8/26/2029	1,262,000	1,322,690
2.65%, 4/15/2025	2,118,000	2,255,818
2.88%, 10/15/2027	525,000	570,349
3.05%, 4/15/2030 (a)	865,000	952,278
Series MTN, 2.25%, 3/15/2023	1,149,000	1,184,837
Series MTN, 2.25%, 9/19/2026 (a)	1,033,000	1,092,955
Series MTN, 3.00%, 8/7/2025	1,035,000	1,121,443
Series MTN, 3.25%, 2/14/2024	674,000	720,304
Series MTN, 3.38%, 3/1/2029	1,073,000	1,202,135
Series MTN, 3.63%, 9/14/2028	1,353,000	1,539,795
Carlisle Cos., Inc.:
2.75%, 3/1/2030	1,035,000	1,079,784
3.50%, 12/1/2024	918,000	990,348
3.75%, 11/15/2022	172,000	178,132
3.75%, 12/1/2027	1,275,000	1,417,596
Eaton Corp.:
2.75%, 11/2/2022	2,193,000	2,264,075
3.10%, 9/15/2027	1,066,000	1,159,829
General Electric Co.:
2.70%, 10/9/2022	8,000	8,222
3.38%, 3/11/2024	1,096,000	1,175,931
3.45%, 5/1/2027	1,967,500	2,164,388
3.63%, 5/1/2030 (a)	1,589,000	1,773,785
Class MTN, 5.55%, 1/5/2026	558,000	661,771
Series GMTN, 3.45%, 5/15/2024 (a)	1,402,000	1,501,234
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	1,292,000	1,385,735
3.50%, 3/1/2024	1,347,000	1,442,772
Parker-Hannifin Corp.:
2.70%, 6/14/2024	2,010,000	2,118,741
3.25%, 3/1/2027	644,000	704,259
3.25%, 6/14/2029	826,000	903,545
Series MTN, 3.30%, 11/21/2024	824,000	885,347
Series MTN, 3.50%, 9/15/2022	223,000	231,197
Pentair Finance Sarl 4.50%, 7/1/2029	2,190,000	2,566,198
Textron, Inc.:
3.00%, 6/1/2030	1,031,000	1,084,839

See accompanying notes to financial statements.
161

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.38%, 3/1/2028	$ 20,000	$ 21,669
3.65%, 3/15/2027	1,322,000	1,463,732
3.88%, 3/1/2025	501,000	546,656
3.90%, 9/17/2029	1,375,000	1,538,254
4.00%, 3/15/2026	406,000	453,624
4.30%, 3/1/2024	572,000	619,316
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	755,000	809,677
Trane Technologies Global Holding Co., Ltd. 3.75%, 8/21/2028	1,431,000	1,607,829
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	1,191,000	1,303,919
3.55%, 11/1/2024	601,000	649,026
3.80%, 3/21/2029	676,000	763,103
		50,010,168
OFFICE & BUSINESS EQUIPMENT — 0.0% (f)
Xerox Corp. 4.07%, 3/17/2022	158,000	161,277
OFFICE FURNISHINGS — 0.0% (f)
Steelcase, Inc. 5.13%, 1/18/2029	1,522,000	1,766,677
OIL & GAS — 3.6%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	575,000	561,327
2.52%, 9/19/2022	1,302,000	1,334,980
2.75%, 5/10/2023	1,067,000	1,112,422
2.94%, 4/6/2023	720,000	750,974
3.02%, 1/16/2027 (a)	1,375,000	1,483,226
3.12%, 5/4/2026	836,000	907,160
3.19%, 4/6/2025	1,798,000	1,937,003
3.22%, 11/28/2023	1,410,000	1,493,430
3.22%, 4/14/2024	591,000	629,793
3.41%, 2/11/2026	1,494,000	1,634,481
3.54%, 4/6/2027	1,372,000	1,514,551
3.59%, 4/14/2027	1,242,000	1,375,018
3.63%, 4/6/2030	1,007,000	1,129,844
3.79%, 2/6/2024	1,642,000	1,771,078
3.80%, 9/21/2025	705,000	781,203
3.94%, 9/21/2028	1,433,000	1,632,158
4.23%, 11/6/2028	4,470,000	5,184,306
BP Capital Markets PLC:
2.50%, 11/6/2022	1,017,000	1,046,239
2.75%, 5/10/2023	1,118,000	1,165,012
3.28%, 9/19/2027	2,208,000	2,417,539
3.51%, 3/17/2025	1,359,000	1,487,398
3.54%, 11/4/2024 (a)	1,447,000	1,575,523
3.72%, 11/28/2028	1,645,000	1,854,622
3.81%, 2/10/2024	1,903,000	2,058,856
3.99%, 9/26/2023	1,265,000	1,363,607
Security Description	Principal Amount	Value
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	$ 846,000	$ 870,103
2.95%, 1/15/2023	1,329,000	1,376,977
2.95%, 7/15/2030	909,000	942,869
3.80%, 4/15/2024 (a)	1,364,000	1,466,082
3.85%, 6/1/2027	1,349,000	1,485,829
3.90%, 2/1/2025	1,239,000	1,348,949
Cenovus Energy, Inc.:
3.00%, 8/15/2022	189,000	192,895
3.80%, 9/15/2023	1,312,000	1,383,648
4.00%, 4/15/2024	855,000	915,620
4.25%, 4/15/2027	573,000	640,723
4.40%, 4/15/2029	2,455,000	2,780,999
5.38%, 7/15/2025	1,654,000	1,892,259
Chevron Corp.:
1.14%, 5/11/2023	1,471,000	1,492,888
1.55%, 5/11/2025	3,232,000	3,309,600
2.00%, 5/11/2027	912,000	942,041
2.24%, 5/11/2030 (a)	1,210,000	1,247,837
2.36%, 12/5/2022	3,019,000	3,092,030
2.57%, 5/16/2023	1,576,000	1,635,746
2.90%, 3/3/2024	1,808,000	1,913,515
2.95%, 5/16/2026	2,985,000	3,236,904
3.19%, 6/24/2023	3,057,000	3,208,719
3.33%, 11/17/2025	1,349,000	1,477,128
Chevron USA, Inc.:
0.33%, 8/12/2022	6,000	6,004
0.43%, 8/11/2023	1,212,000	1,213,345
0.69%, 8/12/2025	1,400,000	1,389,052
1.02%, 8/12/2027	1,336,000	1,301,611
3.25%, 10/15/2029	1,079,000	1,196,104
3.85%, 1/15/2028	1,411,000	1,608,582
3.90%, 11/15/2024	1,303,000	1,428,713
Cimarex Energy Co.:
3.90%, 5/15/2027	862,000	950,976
4.38%, 6/1/2024	1,580,000	1,719,751
4.38%, 3/15/2029 (a)	820,000	932,307
Concho Resources, Inc. 3.75%, 10/1/2027	379,000	397,761
ConocoPhillips:
2.40%, 2/15/2031 (d)	490,000	501,628
3.75%, 10/1/2027 (d)	1,352,000	1,518,607
4.30%, 8/15/2028 (a) (d)	1,744,000	2,022,953
ConocoPhillips Co.:
2.40%, 12/15/2022	473,000	484,343
3.35%, 11/15/2024	1,056,000	1,138,569
4.95%, 3/15/2026	1,794,000	2,082,834
6.95%, 4/15/2029 (a)	1,541,000	2,094,990
Devon Energy Corp.:
4.50%, 1/15/2030 (d)	780,000	858,234
5.25%, 9/15/2024 (d)	877,000	977,373
5.25%, 10/15/2027 (d)	1,351,000	1,452,325
5.85%, 12/15/2025	942,000	1,106,002
5.88%, 6/15/2028 (d)	1,169,000	1,299,168

See accompanying notes to financial statements.
162

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Diamondback Energy, Inc.:
0.90%, 3/24/2023	$ 1,272,000	$ 1,272,280
2.88%, 12/1/2024	1,552,000	1,640,588
3.13%, 3/24/2031	1,546,000	1,607,454
3.25%, 12/1/2026	1,401,000	1,501,480
3.50%, 12/1/2029	1,260,000	1,350,518
4.75%, 5/31/2025	952,000	1,073,275
5.38%, 5/31/2025	200,000	206,058
Eni USA, Inc. 7.30%, 11/15/2027	1,148,000	1,497,290
EOG Resources, Inc.:
2.63%, 3/15/2023	1,332,000	1,375,397
3.15%, 4/1/2025	841,000	906,312
4.15%, 1/15/2026	581,000	654,229
4.38%, 4/15/2030 (a)	1,396,000	1,654,651
Exxon Mobil Corp.:
1.57%, 4/15/2023	4,066,000	4,153,988
2.02%, 8/16/2024 (a)	2,122,000	2,208,259
2.28%, 8/16/2026 (a)	1,252,000	1,320,672
2.44%, 8/16/2029	1,955,000	2,045,223
2.61%, 10/15/2030	2,642,000	2,786,702
2.71%, 3/6/2025	2,529,000	2,689,946
2.73%, 3/1/2023	1,784,000	1,847,225
2.99%, 3/19/2025	4,029,000	4,322,956
3.04%, 3/1/2026	3,523,000	3,823,970
3.18%, 3/15/2024	1,289,000	1,373,159
3.29%, 3/19/2027	1,337,000	1,478,775
3.48%, 3/19/2030	2,957,000	3,321,036
Helmerich & Payne, Inc. 4.65%, 3/15/2025	650,000	723,522
Hess Corp.:
3.50%, 7/15/2024	1,066,000	1,132,316
4.30%, 4/1/2027	1,118,000	1,245,407
7.88%, 10/1/2029	362,000	493,098
HollyFrontier Corp.:
2.63%, 10/1/2023	250,000	258,703
4.50%, 10/1/2030	1,470,000	1,578,368
5.88%, 4/1/2026	1,361,000	1,573,752
Marathon Oil Corp.:
3.85%, 6/1/2025	1,500,000	1,633,860
4.40%, 7/15/2027 (a)	833,000	943,231
Marathon Petroleum Corp.:
3.63%, 9/15/2024	1,150,000	1,237,354
3.80%, 4/1/2028	1,550,000	1,726,530
4.50%, 5/1/2023	1,470,000	1,568,240
4.70%, 5/1/2025	1,682,000	1,896,943
4.75%, 12/15/2023	1,274,000	1,389,959
5.13%, 12/15/2026	1,290,000	1,518,653
Phillips 66:
1.30%, 2/15/2026 (a)	1,199,000	1,199,276
2.15%, 12/15/2030	1,414,000	1,391,079
3.70%, 4/6/2023	1,298,000	1,370,312
3.85%, 4/9/2025	1,271,000	1,398,901
3.90%, 3/15/2028	1,420,000	1,597,386
Security Description	Principal Amount	Value
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	$ 455,000	$ 455,291
0.75%, 1/15/2024	594,000	593,970
1.13%, 1/15/2026	1,315,000	1,301,863
1.90%, 8/15/2030 (a)	1,166,000	1,123,698
2.15%, 1/15/2031	1,616,000	1,585,845
4.45%, 1/15/2026 (a)	1,325,000	1,494,335
Shell International Finance B.V.:
0.38%, 9/15/2023	1,486,000	1,486,089
2.00%, 11/7/2024	1,971,000	2,051,082
2.25%, 1/6/2023	1,674,000	1,723,015
2.38%, 8/21/2022	667,000	682,761
2.38%, 4/6/2025	1,690,000	1,778,505
2.38%, 11/7/2029	1,839,000	1,911,254
2.50%, 9/12/2026 (a)	1,586,000	1,688,836
2.75%, 4/6/2030 (a)	2,682,000	2,859,334
2.88%, 5/10/2026	2,060,000	2,226,633
3.25%, 5/11/2025	4,155,000	4,511,582
3.40%, 8/12/2023	3,162,000	3,359,340
3.50%, 11/13/2023	1,708,000	1,826,006
3.88%, 11/13/2028	1,929,000	2,214,299
Suncor Energy, Inc.:
2.80%, 5/15/2023	743,000	772,252
3.10%, 5/15/2025	955,000	1,022,461
3.60%, 12/1/2024	1,254,000	1,354,696
Tosco Corp. 8.13%, 2/15/2030	253,000	363,768
TotalEnergies Capital International SA:
2.43%, 1/10/2025	1,505,000	1,582,748
2.70%, 1/25/2023	1,439,000	1,491,624
2.83%, 1/10/2030	2,561,000	2,749,362
3.46%, 2/19/2029	1,993,000	2,222,135
3.70%, 1/15/2024	1,061,000	1,143,800
3.75%, 4/10/2024	1,706,000	1,852,989
TotalEnergies Capital SA:
2.75%, 7/15/2023	879,000	920,665
3.88%, 10/11/2028 (a)	1,879,000	2,154,086
Valero Energy Corp.:
1.20%, 3/15/2024	1,528,000	1,540,362
2.15%, 9/15/2027	1,202,000	1,222,242
2.70%, 4/15/2023	1,545,000	1,602,057
2.85%, 4/15/2025	1,508,000	1,598,948
3.40%, 9/15/2026	1,290,000	1,397,096
3.65%, 3/15/2025	1,355,000	1,476,706
4.00%, 4/1/2029 (a)	1,272,000	1,420,277
4.35%, 6/1/2028	1,282,000	1,460,736
		238,947,424
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	1,681,000	1,736,271

See accompanying notes to financial statements.
163

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.14%, 11/7/2029	$ 874,000	$ 941,910
3.34%, 12/15/2027	1,806,000	1,975,385
4.49%, 5/1/2030	1,161,000	1,371,536
Halliburton Co.:
2.92%, 3/1/2030 (a)	1,433,000	1,489,460
3.50%, 8/1/2023 (a)	1,726,000	1,818,859
3.80%, 11/15/2025 (a)	580,000	640,987
NOV, Inc. 3.60%, 12/1/2029 (a)	1,362,000	1,424,216
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	1,409,000	1,426,570
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	1,484,000	1,560,916
3.65%, 12/1/2023	2,132,000	2,276,166
		16,662,276
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc. 4.50%, 5/15/2028 (a)	518,000	601,528
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	1,305,000	1,336,659
2.69%, 5/25/2031	1,352,000	1,378,350
3.10%, 9/15/2026	490,000	524,163
Berry Global, Inc.:
0.95%, 2/15/2024 (d)	1,284,000	1,286,645
1.57%, 1/15/2026 (d)	2,257,000	2,259,912
1.65%, 1/15/2027 (d)	1,880,000	1,864,133
Packaging Corp. of America:
3.00%, 12/15/2029	1,129,000	1,199,992
3.40%, 12/15/2027	727,000	799,089
3.65%, 9/15/2024	731,000	791,183
4.50%, 11/1/2023	1,030,000	1,113,420
Sonoco Products Co. 3.13%, 5/1/2030 (a)	1,165,000	1,244,768
WestRock MWV LLC:
7.95%, 2/15/2031	4,000	5,719
8.20%, 1/15/2030	446,000	631,063
WRKCo, Inc.:
3.00%, 9/15/2024	811,000	860,114
3.38%, 9/15/2027	1,016,000	1,108,954
3.75%, 3/15/2025	1,392,000	1,520,412
3.90%, 6/1/2028 (a)	906,000	1,023,626
4.00%, 3/15/2028 (a)	1,015,000	1,146,767
4.65%, 3/15/2026 (a)	1,307,000	1,499,103
4.90%, 3/15/2029	1,319,000	1,581,929
		23,777,529
PHARMACEUTICALS — 5.3%
AbbVie, Inc.:
2.30%, 11/21/2022	5,982,000	6,140,284
2.60%, 11/21/2024	5,699,000	6,011,533
2.80%, 3/15/2023	758,000	783,075
2.85%, 5/14/2023	2,551,000	2,655,923
2.90%, 11/6/2022	4,507,000	4,656,587
Security Description	Principal Amount	Value
2.95%, 11/21/2026	$ 5,885,000	$ 6,326,610
3.20%, 11/6/2022	1,643,000	1,696,496
3.20%, 5/14/2026	2,494,000	2,703,222
3.20%, 11/21/2029	7,468,000	8,105,394
3.25%, 10/1/2022	1,203,000	1,236,600
3.60%, 5/14/2025	5,384,000	5,877,551
3.75%, 11/14/2023	1,868,000	2,004,513
3.80%, 3/15/2025	4,318,000	4,722,338
3.85%, 6/15/2024	690,000	748,139
4.25%, 11/14/2028	2,717,000	3,150,660
AmerisourceBergen Corp.:
0.74%, 3/15/2023	1,801,000	1,804,566
2.70%, 3/15/2031	2,043,000	2,097,895
2.80%, 5/15/2030 (a)	979,000	1,021,058
3.25%, 3/1/2025	1,349,000	1,448,637
3.40%, 5/15/2024	1,291,000	1,379,937
3.45%, 12/15/2027	783,000	854,425
Astrazeneca Finance LLC:
0.70%, 5/28/2024	3,273,000	3,269,269
1.20%, 5/28/2026	1,043,000	1,039,370
1.75%, 5/28/2028	1,555,000	1,554,238
2.25%, 5/28/2031 (a)	1,455,000	1,475,283
AstraZeneca PLC:
0.30%, 5/26/2023	1,834,000	1,828,865
0.70%, 4/8/2026	1,390,000	1,354,263
1.38%, 8/6/2030 (a)	1,975,000	1,871,392
3.13%, 6/12/2027	1,054,000	1,148,112
3.38%, 11/16/2025	2,696,000	2,952,363
3.50%, 8/17/2023	1,247,000	1,324,526
4.00%, 1/17/2029	1,500,000	1,724,160
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,577,000	1,538,710
3.36%, 6/6/2024	2,604,000	2,789,743
3.70%, 6/6/2027	2,204,000	2,449,900
3.73%, 12/15/2024	1,577,000	1,717,684
Becton Dickinson and Co. 2.82%, 5/20/2030	1,039,000	1,088,134
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	1,821,000	1,822,129
0.75%, 11/13/2025 (a)	1,713,000	1,697,634
1.13%, 11/13/2027	953,000	937,399
1.45%, 11/13/2030 (a)	1,081,000	1,045,046
2.75%, 2/15/2023	1,459,000	1,512,210
2.90%, 7/26/2024	3,531,000	3,765,423
3.20%, 6/15/2026	3,126,000	3,431,754
3.25%, 8/15/2022	1,296,000	1,337,822
3.25%, 2/20/2023	1,537,000	1,605,781
3.25%, 11/1/2023	1,438,000	1,530,722
3.25%, 2/27/2027	1,407,000	1,558,337
3.40%, 7/26/2029	5,222,000	5,849,684
3.45%, 11/15/2027	2,555,000	2,849,183
3.55%, 8/15/2022	1,607,000	1,664,370
3.88%, 8/15/2025	2,740,000	3,049,017
3.90%, 2/20/2028	2,206,000	2,523,951
7.15%, 6/15/2023	30,000	33,955

See accompanying notes to financial statements.
164

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Cardinal Health, Inc.:
3.08%, 6/15/2024	$ 1,329,000	$ 1,410,096
3.20%, 3/15/2023	1,317,000	1,375,554
3.41%, 6/15/2027 (a)	1,418,000	1,549,037
3.50%, 11/15/2024	980,000	1,055,940
3.75%, 9/15/2025	1,056,000	1,161,220
Cigna Corp.:
0.61%, 3/15/2024	1,543,000	1,543,139
1.25%, 3/15/2026	1,110,000	1,113,341
2.38%, 3/15/2031	2,230,000	2,261,131
2.40%, 3/15/2030	1,894,000	1,933,850
3.00%, 7/15/2023	2,007,000	2,101,148
3.05%, 11/30/2022	1,048,000	1,084,764
3.05%, 10/15/2027	1,354,000	1,462,171
3.25%, 4/15/2025	1,507,000	1,624,214
3.40%, 3/1/2027	1,807,000	1,982,839
3.50%, 6/15/2024	1,427,000	1,531,043
3.75%, 7/15/2023	1,734,000	1,846,173
4.13%, 11/15/2025	2,467,000	2,765,236
4.38%, 10/15/2028	5,286,000	6,152,587
4.50%, 2/25/2026	1,838,000	2,092,692
CVS Health Corp.:
1.30%, 8/21/2027	3,467,000	3,403,519
1.75%, 8/21/2030	1,646,000	1,584,094
1.88%, 2/28/2031 (a)	294,000	285,386
2.63%, 8/15/2024	1,350,000	1,425,438
2.75%, 12/1/2022	1,843,000	1,894,235
2.88%, 6/1/2026	2,611,000	2,804,893
3.00%, 8/15/2026	1,425,000	1,536,677
3.25%, 8/15/2029	2,450,000	2,664,277
3.38%, 8/12/2024	870,000	935,302
3.63%, 4/1/2027	1,203,000	1,331,071
3.70%, 3/9/2023	3,296,000	3,469,963
3.75%, 4/1/2030	1,507,000	1,689,437
3.88%, 7/20/2025	4,226,000	4,666,096
4.00%, 12/5/2023	1,417,000	1,522,921
4.10%, 3/25/2025	1,621,000	1,797,105
4.30%, 3/25/2028	12,985,000	14,917,168
4.75%, 12/1/2022	1,331,000	1,396,419
6.25%, 6/1/2027	1,513,000	1,884,094
Eli Lilly & Co.:
2.75%, 6/1/2025	1,043,000	1,114,967
3.10%, 5/15/2027	919,000	1,003,327
3.38%, 3/15/2029	1,289,000	1,446,580
5.50%, 3/15/2027	798,000	977,638
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	2,042,000	2,045,206
3.00%, 6/1/2024	1,361,000	1,451,452
3.38%, 6/1/2029 (a)	1,177,000	1,308,306
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	1,994,000	2,076,472
3.38%, 5/15/2023	2,309,000	2,437,842
3.63%, 5/15/2025	1,133,000	1,250,005
3.88%, 5/15/2028	2,556,000	2,928,869
Security Description	Principal Amount	Value
Johnson & Johnson:
0.55%, 9/1/2025	$ 1,168,000	$ 1,156,308
0.95%, 9/1/2027	1,563,000	1,535,132
1.30%, 9/1/2030 (a)	2,533,000	2,457,365
2.05%, 3/1/2023	817,000	838,675
2.45%, 3/1/2026	2,919,000	3,108,823
2.63%, 1/15/2025	1,454,000	1,548,074
2.90%, 1/15/2028	3,768,000	4,121,740
2.95%, 3/3/2027	1,354,000	1,480,166
3.38%, 12/5/2023	956,000	1,026,801
6.95%, 9/1/2029	41,000	57,509
McKesson Corp.:
0.90%, 12/3/2025	778,000	766,906
2.70%, 12/15/2022	876,000	899,363
2.85%, 3/15/2023	1,364,000	1,408,562
3.80%, 3/15/2024	1,455,000	1,565,478
3.95%, 2/16/2028	1,374,000	1,559,174
4.75%, 5/30/2029	1,148,000	1,364,846
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	927,000	1,042,541
Merck & Co., Inc.:
0.75%, 2/24/2026 (a)	1,364,000	1,353,552
1.45%, 6/24/2030	1,597,000	1,555,813
2.40%, 9/15/2022	840,000	857,304
2.75%, 2/10/2025	3,228,000	3,439,337
2.80%, 5/18/2023	3,061,000	3,201,928
2.90%, 3/7/2024	873,000	927,405
3.40%, 3/7/2029	3,087,000	3,459,724
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	451,000	583,418
Mylan, Inc.:
4.20%, 11/29/2023	1,102,000	1,182,182
4.55%, 4/15/2028	1,416,000	1,625,058
Novartis Capital Corp.:
1.75%, 2/14/2025	1,277,000	1,318,056
2.00%, 2/14/2027	3,187,000	3,313,970
2.20%, 8/14/2030	2,316,000	2,395,115
2.40%, 9/21/2022	1,688,000	1,731,314
3.00%, 11/20/2025	1,798,000	1,950,614
3.10%, 5/17/2027	1,322,000	1,446,268
3.40%, 5/6/2024	2,849,000	3,073,074
Perrigo Finance Unlimited Co.:
3.15%, 6/15/2030 (a)	1,074,000	1,097,370
3.90%, 12/15/2024	1,081,000	1,162,237
4.38%, 3/15/2026	1,472,000	1,620,966
Pfizer, Inc.:
0.80%, 5/28/2025 (a)	1,252,000	1,255,431
1.70%, 5/28/2030 (a)	2,156,000	2,144,465
2.63%, 4/1/2030	1,762,000	1,878,979
2.75%, 6/3/2026 (a)	1,419,000	1,535,330
2.95%, 3/15/2024 (a)	1,281,000	1,362,715
3.00%, 6/15/2023	1,279,000	1,344,613
3.00%, 12/15/2026 (a)	2,560,000	2,810,778
3.20%, 9/15/2023	1,563,000	1,654,592

See accompanying notes to financial statements.
165

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.40%, 5/15/2024	$ 1,363,000	$ 1,475,693
3.45%, 3/15/2029	2,194,000	2,468,206
3.60%, 9/15/2028 (a)	1,433,000	1,623,016
Pharmacia LLC 6.60%, 12/1/2028	1,449,000	1,948,673
Sanofi:
3.38%, 6/19/2023 (a)	1,432,000	1,512,922
3.63%, 6/19/2028	597,000	681,458
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	3,417,000	3,575,959
3.20%, 9/23/2026	4,551,000	4,939,883
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	3,510,000	3,479,674
4.40%, 11/26/2023	3,504,000	3,803,732
5.00%, 11/26/2028	2,357,000	2,838,889
Upjohn, Inc. 2.30%, 6/22/2027 (d)	796,000	812,039
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,943,000	3,242,185
Viatris, Inc.:
1.65%, 6/22/2025 (d)	1,451,000	1,470,182
2.70%, 6/22/2030 (d)	2,160,000	2,182,745
Wyeth LLC 6.45%, 2/1/2024	1,004,000	1,156,959
Zoetis, Inc.:
3.00%, 9/12/2027	590,000	637,070
3.25%, 2/1/2023	2,090,000	2,170,590
3.90%, 8/20/2028	1,288,000	1,466,697
4.50%, 11/13/2025	1,531,000	1,736,996
		354,503,445
PIPELINES — 3.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,851
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	424,000	437,657
3.40%, 2/15/2031 (a)	691,000	733,075
4.45%, 7/15/2027	1,123,000	1,267,766
4.80%, 5/3/2029	422,000	489,406
4.95%, 12/15/2024 (a)	1,291,000	1,443,777
5.95%, 6/1/2026	1,354,000	1,604,652
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	1,905,000	2,080,565
5.13%, 6/30/2027	3,291,000	3,830,658
5.88%, 3/31/2025	2,025,000	2,323,100
7.00%, 6/30/2024	1,417,000	1,622,734
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,481,000	1,664,733
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	1,359,000	1,447,267
Security Description	Principal Amount	Value
4.15%, 9/15/2029	$ 1,124,000	$ 1,230,600
4.40%, 3/15/2027	1,406,000	1,554,488
4.95%, 5/15/2028	1,112,000	1,273,462
Enbridge Energy Partners L.P. 5.88%, 10/15/2025	756,000	893,214
Enbridge, Inc.:
2.50%, 1/15/2025 (a)	1,154,000	1,210,500
2.90%, 7/15/2022	13,009	13,316
3.13%, 11/15/2029	1,344,000	1,439,384
3.50%, 6/10/2024 (a)	581,000	624,162
3.70%, 7/15/2027	1,452,000	1,604,504
4.00%, 10/1/2023	1,404,000	1,499,318
4.25%, 12/1/2026	1,288,000	1,453,560
Energy Transfer L.P.:
2.90%, 5/15/2025	804,000	846,411
3.45%, 1/15/2023	342,000	353,430
3.60%, 2/1/2023	1,222,000	1,267,874
3.90%, 7/15/2026	818,000	893,698
4.00%, 10/1/2027	1,331,000	1,467,215
4.20%, 4/15/2027	1,436,000	1,588,948
4.25%, 3/15/2023	1,204,000	1,263,598
4.25%, 4/1/2024	1,546,000	1,666,062
4.50%, 4/15/2024	845,000	920,315
4.75%, 1/15/2026	1,232,000	1,386,899
4.90%, 2/1/2024	1,394,000	1,515,654
5.25%, 4/15/2029	1,607,000	1,898,237
5.50%, 6/1/2027	1,557,000	1,829,101
5.88%, 1/15/2024	1,665,000	1,844,504
5.95%, 12/1/2025	1,451,000	1,700,267
Series 5Y, 4.20%, 9/15/2023	1,521,000	1,626,329
Energy Transfer L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	1,449,000	1,553,241
5.00%, 10/1/2022	1,038,000	1,081,876
Energy Transfer Operating L.P.:
3.75%, 5/15/2030	1,706,000	1,854,729
4.05%, 3/15/2025	1,299,000	1,409,974
Energy Transfer Partners L.P. 4.95%, 6/15/2028	1,167,000	1,353,288
Enterprise Products Operating LLC:
2.80%, 1/31/2030	1,600,000	1,690,512
3.13%, 7/31/2029	1,436,000	1,549,372
3.35%, 3/15/2023	2,255,000	2,348,289
3.70%, 2/15/2026	947,000	1,048,888
3.75%, 2/15/2025	1,749,000	1,906,742
3.90%, 2/15/2024	1,508,000	1,623,256
3.95%, 2/15/2027	1,555,000	1,740,636
4.15%, 10/16/2028	2,152,000	2,471,830
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (b)	620,000	638,519

See accompanying notes to financial statements.
166

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (b)	$ 632,000	$ 619,461
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (b)	448,000	469,240
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	1,478,000	1,537,623
3.50%, 9/1/2023	1,004,000	1,059,893
3.95%, 9/1/2022	422,000	435,626
4.15%, 2/1/2024	1,484,000	1,599,975
4.25%, 9/1/2024	1,216,000	1,334,791
4.30%, 5/1/2024	1,401,000	1,527,342
7.40%, 3/15/2031	2,000	2,779
Kinder Morgan, Inc.:
2.00%, 2/15/2031	1,340,000	1,290,005
3.15%, 1/15/2023	1,172,000	1,216,993
4.30%, 6/1/2025	1,783,000	1,985,905
4.30%, 3/1/2028	1,550,000	1,770,410
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	1,663,000	1,790,153
5.00%, 3/1/2026	1,383,000	1,592,400
MPLX L.P.:
1.75%, 3/1/2026	1,437,000	1,453,339
2.65%, 8/15/2030	2,111,000	2,133,735
3.38%, 3/15/2023	1,326,000	1,386,041
3.50%, 12/1/2022	906,000	941,252
4.00%, 2/15/2025	917,000	1,000,805
4.00%, 3/15/2028	2,934,000	3,280,887
4.13%, 3/1/2027 (a)	1,434,000	1,601,147
4.25%, 12/1/2027	1,517,000	1,716,652
4.50%, 7/15/2023	1,302,000	1,393,505
4.80%, 2/15/2029	1,078,000	1,263,686
4.88%, 12/1/2024	811,000	908,352
4.88%, 6/1/2025	1,612,000	1,820,012
Northwest Pipeline LLC 4.00%, 4/1/2027	707,000	789,203
ONEOK Partners L.P.:
3.38%, 10/1/2022	62,000	63,711
4.90%, 3/15/2025	1,363,000	1,525,988
5.00%, 9/15/2023	1,478,000	1,596,979
ONEOK, Inc.:
2.20%, 9/15/2025	1,110,000	1,142,146
2.75%, 9/1/2024	583,000	613,491
3.10%, 3/15/2030	1,275,000	1,333,127
3.40%, 9/1/2029	1,456,000	1,552,358
4.00%, 7/13/2027	1,055,000	1,165,838
4.25%, 2/1/2022	100	101
4.35%, 3/15/2029	778,000	878,448
4.55%, 7/15/2028	702,000	800,448
5.85%, 1/15/2026	1,272,000	1,505,526
6.35%, 1/15/2031	456,000	589,768
7.50%, 9/1/2023	227,000	255,666
Security Description	Principal Amount	Value
Phillips 66 Partners L.P.:
3.15%, 12/15/2029	$ 1,289,000	$ 1,354,752
3.55%, 10/1/2026	1,430,000	1,554,968
3.61%, 2/15/2025 (a)	1,321,000	1,424,593
3.75%, 3/1/2028	657,000	719,632
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	628,000	644,585
3.55%, 12/15/2029	1,480,000	1,560,926
3.60%, 11/1/2024	1,305,000	1,399,104
3.80%, 9/15/2030 (a)	1,335,000	1,429,692
3.85%, 10/15/2023	1,453,000	1,540,354
4.50%, 12/15/2026	1,464,000	1,644,760
4.65%, 10/15/2025	713,000	797,797
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,954,000	2,207,082
5.00%, 3/15/2027	1,851,000	2,137,405
5.63%, 4/15/2023	2,199,000	2,363,397
5.63%, 3/1/2025	2,583,000	2,952,731
5.75%, 5/15/2024	5,657,000	6,352,132
5.88%, 6/30/2026	2,081,000	2,462,635
4.50%, 5/15/2030	2,346,000	2,706,791
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	1,405,000	1,527,488
3.50%, 3/15/2025	1,022,000	1,102,983
4.75%, 3/15/2024	1,515,000	1,663,364
TC PipeLines L.P.:
3.90%, 5/25/2027 (a)	906,000	1,000,496
4.38%, 3/13/2025	730,000	804,708
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	138,000	174,461
7.00%, 10/15/2028	741,000	961,907
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	11,000	11,256
3.75%, 10/16/2023	1,820,000	1,936,935
4.10%, 4/15/2030	1,945,000	2,232,763
4.25%, 5/15/2028	1,447,000	1,664,093
4.88%, 1/15/2026	1,033,000	1,187,413
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	1,397,000	1,506,204
4.00%, 3/15/2028	2,035,000	2,304,475
7.85%, 2/1/2026	877,000	1,114,193
Valero Energy Partners L.P.:
4.38%, 12/15/2026	875,000	991,743
4.50%, 3/15/2028	1,125,000	1,281,780
Williams Cos., Inc.:
2.60%, 3/15/2031	2,483,000	2,517,116
3.50%, 11/15/2030 (a)	3,230,000	3,525,577
3.70%, 1/15/2023 (a)	1,456,000	1,515,696
3.75%, 6/15/2027	1,986,000	2,205,056
3.90%, 1/15/2025	1,192,000	1,303,237
4.00%, 9/15/2025	1,280,000	1,417,958

See accompanying notes to financial statements.
167

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.30%, 3/4/2024	$ 1,532,000	$ 1,665,422
4.50%, 11/15/2023	1,150,000	1,246,083
4.55%, 6/24/2024	1,434,000	1,579,637
Series A, 7.50%, 1/15/2031	83,000	114,287
		200,844,917
REAL ESTATE — 0.1%
CBRE Services, Inc. 2.50%, 4/1/2031	2,366,000	2,397,846
Essential Properties L.P. 2.95%, 7/15/2031	3,725,000	3,723,473
		6,121,319
REAL ESTATE INVESTMENT TRUSTS — 5.5%
Agree L.P.:
2.00%, 6/15/2028	1,099,000	1,090,098
2.90%, 10/1/2030	294,000	306,807
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	267,000	279,178
3.45%, 4/30/2025	980,000	1,068,935
3.80%, 4/15/2026	1,284,000	1,430,980
3.95%, 1/15/2027	350,000	391,188
3.95%, 1/15/2028	676,000	764,880
4.30%, 1/15/2026	364,000	408,725
4.50%, 7/30/2029	1,085,000	1,274,170
4.70%, 7/1/2030	49,000	58,388
4.90%, 12/15/2030	977,000	1,195,399
American Assets Trust L.P. 3.38%, 2/1/2031	1,275,000	1,317,572
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	852,000	877,594
3.30%, 7/15/2026	790,000	849,432
3.63%, 11/15/2027	2,029,000	2,212,422
3.75%, 4/15/2023	1,219,000	1,278,524
4.13%, 7/1/2024	446,000	486,104
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	240,000	240,863
4.25%, 2/15/2028	1,064,000	1,196,042
4.90%, 2/15/2029	693,000	807,636
American Tower Corp.:
0.60%, 1/15/2024 (a)	988,000	986,222
1.50%, 1/31/2028	1,294,000	1,260,408
1.60%, 4/15/2026 (a)	995,000	1,005,706
1.88%, 10/15/2030	1,337,000	1,292,826
2.10%, 6/15/2030	1,237,000	1,216,924
2.40%, 3/15/2025	1,236,000	1,291,892
2.70%, 4/15/2031	637,000	658,078
2.75%, 1/15/2027	1,245,000	1,316,911
2.90%, 1/15/2030	1,329,000	1,397,151
2.95%, 1/15/2025	1,177,000	1,250,362
3.00%, 6/15/2023	1,195,000	1,251,691
3.13%, 1/15/2027 (a)	1,385,000	1,483,792
Security Description	Principal Amount	Value
3.38%, 5/15/2024	$ 1,207,000	$ 1,291,406
3.38%, 10/15/2026	1,576,000	1,714,987
3.50%, 1/31/2023	1,581,000	1,656,240
3.55%, 7/15/2027	1,373,000	1,507,485
3.60%, 1/15/2028	1,218,000	1,341,420
3.80%, 8/15/2029	1,837,000	2,048,880
3.95%, 3/15/2029	1,238,000	1,391,450
4.00%, 6/1/2025	1,320,000	1,453,201
4.40%, 2/15/2026	1,509,000	1,704,053
5.00%, 2/15/2024 (a)	1,537,000	1,704,395
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	218,000	223,437
Series GMTN, 2.95%, 5/11/2026	1,151,000	1,240,444
Series GMTN, 3.45%, 6/1/2025	449,000	490,411
Series GMTN, 3.50%, 11/15/2024	1,116,000	1,208,617
Series GMTN, 3.50%, 11/15/2025	214,000	234,561
Series GMTN, 4.20%, 12/15/2023	172,000	185,703
Series MTN, 2.30%, 3/1/2030	1,097,000	1,124,008
Series MTN, 2.45%, 1/15/2031	1,235,000	1,271,148
Series MTN, 2.90%, 10/15/2026 (a)	702,000	753,632
Series MTN, 3.20%, 1/15/2028	728,000	789,887
Series MTN, 3.30%, 6/1/2029 (a)	1,050,000	1,146,894
Series MTN, 3.35%, 5/15/2027	504,000	553,578
Boston Properties L.P.:
2.75%, 10/1/2026 (a)	647,000	690,860
2.90%, 3/15/2030	1,170,000	1,218,684
3.13%, 9/1/2023	735,000	770,603
3.20%, 1/15/2025	1,458,000	1,560,833
3.25%, 1/30/2031	1,760,000	1,884,080
3.40%, 6/21/2029	1,299,000	1,412,429
3.65%, 2/1/2026	1,708,000	1,882,711
3.80%, 2/1/2024	1,770,000	1,894,502
3.85%, 2/1/2023	1,280,000	1,336,704
4.50%, 12/1/2028	1,286,000	1,500,453
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	275,000	287,301
3.95%, 11/15/2027	310,000	336,961
4.10%, 10/1/2024	738,000	800,036
4.55%, 10/1/2029	687,000	769,516
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	1,207,000	1,207,664
3.25%, 9/15/2023	1,344,000	1,412,423

See accompanying notes to financial statements.
168

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.65%, 6/15/2024	$ 916,000	$ 987,118
3.85%, 2/1/2025	918,000	997,288
3.90%, 3/15/2027	904,000	993,577
4.05%, 7/1/2030	714,000	800,565
4.13%, 6/15/2026	764,000	851,761
4.13%, 5/15/2029	1,340,000	1,502,582
Camden Property Trust:
2.80%, 5/15/2030 (a)	1,093,000	1,158,197
2.95%, 12/15/2022	375,000	386,396
3.15%, 7/1/2029	1,392,000	1,516,153
4.10%, 10/15/2028 (a)	704,000	809,262
CBRE Services, Inc. 4.88%, 3/1/2026	1,550,000	1,794,482
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,064,000	1,127,063
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	425,000	448,537
4.15%, 4/1/2025	812,000	875,945
Corporate Office Properties L.P.:
2.25%, 3/15/2026	1,091,000	1,121,493
2.75%, 4/15/2031	725,000	730,626
5.00%, 7/1/2025	339,000	382,195
Crown Castle International Corp.:
1.05%, 7/15/2026	1,423,000	1,392,178
2.10%, 4/1/2031	1,509,000	1,471,743
2.25%, 1/15/2031 (a)	691,000	681,851
2.50%, 7/15/2031	1,730,000	1,742,473
3.10%, 11/15/2029	1,337,000	1,418,998
3.15%, 7/15/2023	573,000	602,011
3.20%, 9/1/2024	1,280,000	1,368,051
3.30%, 7/1/2030	1,531,000	1,644,417
3.65%, 9/1/2027	1,211,000	1,335,237
3.70%, 6/15/2026	1,092,000	1,201,593
3.80%, 2/15/2028	1,491,000	1,656,740
4.00%, 3/1/2027	1,247,000	1,396,241
4.30%, 2/15/2029	1,328,000	1,528,661
4.45%, 2/15/2026	1,205,000	1,360,361
REIT, 1.35%, 7/15/2025	1,064,000	1,071,352
CubeSmart L.P.:
2.00%, 2/15/2031 (a)	263,000	255,686
3.00%, 2/15/2030	56,000	58,743
3.13%, 9/1/2026	612,000	655,446
4.00%, 11/15/2025	738,000	815,099
4.38%, 12/15/2023	629,000	679,760
4.38%, 2/15/2029	1,401,000	1,602,688
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	1,358,000	1,295,872
2.90%, 11/15/2024	1,032,000	1,089,503
3.45%, 11/15/2029	1,189,000	1,266,344
Security Description	Principal Amount	Value
Digital Realty Trust L.P.:
3.60%, 7/1/2029	$ 1,421,000	$ 1,579,882
3.70%, 8/15/2027	1,171,000	1,312,258
4.45%, 7/15/2028	1,290,000	1,496,000
4.75%, 10/1/2025	577,000	656,032
Duke Realty L.P.:
1.75%, 7/1/2030	1,267,000	1,219,576
1.75%, 2/1/2031	1,025,000	986,019
2.88%, 11/15/2029	987,000	1,040,910
3.25%, 6/30/2026	614,000	666,337
3.38%, 12/15/2027	737,000	810,722
3.75%, 12/1/2024	548,000	595,336
4.00%, 9/15/2028	500,000	569,900
Equinix, Inc.:
1.00%, 9/15/2025 (a)	1,366,000	1,355,455
1.25%, 7/15/2025	1,056,000	1,059,041
1.45%, 5/15/2026 (a)	1,330,000	1,336,437
1.55%, 3/15/2028	554,000	544,117
1.80%, 7/15/2027	1,473,000	1,491,147
2.00%, 5/15/2028	655,000	656,913
2.15%, 7/15/2030	734,000	729,141
2.50%, 5/15/2031	1,150,000	1,170,171
2.63%, 11/18/2024	1,399,000	1,472,783
2.90%, 11/18/2026	1,383,000	1,480,612
3.20%, 11/18/2029	1,422,000	1,527,996
ERP Operating L.P.:
2.50%, 2/15/2030 (a)	1,095,000	1,134,387
2.85%, 11/1/2026	839,000	897,462
3.00%, 4/15/2023	936,000	973,066
3.00%, 7/1/2029	856,000	920,816
3.25%, 8/1/2027	679,000	740,708
3.38%, 6/1/2025	820,000	887,560
3.50%, 3/1/2028	1,205,000	1,332,356
4.15%, 12/1/2028	1,270,000	1,459,357
Essex Portfolio L.P.:
1.65%, 1/15/2031	511,000	480,146
1.70%, 3/1/2028	1,450,000	1,426,365
2.55%, 6/15/2031	1,220,000	1,238,361
3.00%, 1/15/2030	627,000	659,704
3.25%, 5/1/2023	1,171,000	1,221,435
3.38%, 4/15/2026	827,000	899,023
3.50%, 4/1/2025	497,000	538,137
3.63%, 5/1/2027	117,000	128,938
3.88%, 5/1/2024	701,000	754,732
4.00%, 3/1/2029	888,000	1,002,969
Extra Space Storage L.P. 2.55%, 6/1/2031	1,365,000	1,374,459
Federal Realty Investment Trust:
1.25%, 2/15/2026	1,569,000	1,558,080
3.20%, 6/15/2029	826,000	887,611
3.25%, 7/15/2027	306,000	329,948
3.50%, 6/1/2030 (a)	1,073,000	1,177,896
3.95%, 1/15/2024	1,021,000	1,095,502

See accompanying notes to financial statements.
169

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	$ 1,240,000	$ 1,313,768
4.00%, 1/15/2030	1,020,000	1,099,019
4.00%, 1/15/2031	1,170,000	1,261,798
5.25%, 6/1/2025	1,359,000	1,530,954
5.30%, 1/15/2029	869,000	1,014,688
5.38%, 11/1/2023	1,346,000	1,468,755
5.38%, 4/15/2026	648,000	745,712
5.75%, 6/1/2028	1,150,000	1,368,845
HCP, Inc. 3.40%, 2/1/2025	116,000	124,608
Healthcare Realty Trust, Inc.:
2.05%, 3/15/2031	140,000	135,772
2.40%, 3/15/2030	52,000	52,336
3.63%, 1/15/2028 (a)	1,223,000	1,340,799
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	515,000	498,638
3.10%, 2/15/2030	1,363,000	1,447,233
3.50%, 8/1/2026	1,121,000	1,231,654
3.75%, 7/1/2027	1,212,000	1,351,974
Healthpeak Properties, Inc.:
1.35%, 2/1/2027	400,000	399,040
2.88%, 1/15/2031	86,000	90,321
3.00%, 1/15/2030	1,552,000	1,646,237
3.25%, 7/15/2026	1,203,000	1,307,721
3.50%, 7/15/2029	1,129,000	1,249,261
4.00%, 6/1/2025	1,274,000	1,406,471
Highwoods Realty L.P.:
2.60%, 2/1/2031	160,000	161,168
3.05%, 2/15/2030	346,000	362,162
3.88%, 3/1/2027	505,000	554,914
4.13%, 3/15/2028	1,165,000	1,306,548
4.20%, 4/15/2029	923,000	1,038,643
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	899,000	960,204
Series D, 3.75%, 10/15/2023	1,313,000	1,383,705
Series E, 4.00%, 6/15/2025	1,185,000	1,284,149
Series F, 4.50%, 2/1/2026	446,000	489,770
Series H, 3.38%, 12/15/2029	360,000	378,097
Series I, 3.50%, 9/15/2030	1,454,000	1,525,973
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	91,000	96,061
3.95%, 11/1/2027	827,000	906,028
4.65%, 4/1/2029	1,354,000	1,559,916
Kilroy Realty L.P.:
3.05%, 2/15/2030	358,000	374,010
3.45%, 12/15/2024	613,000	654,856
3.80%, 1/15/2023	751,000	781,273
4.25%, 8/15/2029	687,000	775,280
4.38%, 10/1/2025	170,000	188,601
Security Description	Principal Amount	Value
4.75%, 12/15/2028	$ 1,047,000	$ 1,215,860
Kimco Realty Corp.:
1.90%, 3/1/2028	1,208,000	1,209,075
2.70%, 3/1/2024	1,329,000	1,390,400
2.70%, 10/1/2030	1,026,000	1,056,852
2.80%, 10/1/2026	901,000	956,069
3.13%, 6/1/2023	496,000	517,507
3.30%, 2/1/2025	734,000	790,922
3.40%, 11/1/2022	408,000	422,072
3.80%, 4/1/2027 (a)	905,000	1,002,016
Kite Realty Group L.P. 4.00%, 10/1/2026	1,346,000	1,451,688
Lexington Realty Trust 2.70%, 9/15/2030 (a)	425,000	432,922
Life Storage L.P.:
2.20%, 10/15/2030	858,000	847,421
3.50%, 7/1/2026	661,000	723,352
3.88%, 12/15/2027	720,000	804,694
4.00%, 6/15/2029	916,000	1,026,451
Mid-America Apartments L.P.:
1.70%, 2/15/2031	1,011,000	959,581
2.75%, 3/15/2030	529,000	552,567
3.60%, 6/1/2027	1,072,000	1,194,219
3.75%, 6/15/2024	267,000	288,494
3.95%, 3/15/2029	1,147,000	1,302,533
4.00%, 11/15/2025	827,000	919,020
4.20%, 6/15/2028	1,129,000	1,294,060
4.30%, 10/15/2023	752,000	807,302
National Health Investors, Inc. 3.00%, 2/1/2031	1,091,000	1,056,994
National Retail Properties, Inc.:
2.50%, 4/15/2030	988,000	1,006,001
3.50%, 10/15/2027	450,000	487,215
3.60%, 12/15/2026	206,000	225,084
3.90%, 6/15/2024	411,000	444,073
4.00%, 11/15/2025	550,000	609,615
4.30%, 10/15/2028	1,233,000	1,402,118
Office Properties Income Trust:
2.65%, 6/15/2026	570,000	577,974
4.00%, 7/15/2022	338,000	348,985
4.25%, 5/15/2024	1,114,000	1,186,499
4.50%, 2/1/2025	1,576,000	1,713,128
Omega Healthcare Investors, Inc.:
3.38%, 2/1/2031	1,463,000	1,503,203
3.63%, 10/1/2029	1,293,000	1,383,161
4.38%, 8/1/2023	265,000	282,617
4.50%, 1/15/2025	1,191,000	1,302,394
4.50%, 4/1/2027	1,297,000	1,449,475
4.75%, 1/15/2028	1,227,000	1,386,547
4.95%, 4/1/2024	568,000	618,206
5.25%, 1/15/2026	1,289,000	1,470,942
Physicians Realty L.P.:
3.95%, 1/15/2028	643,000	706,117

See accompanying notes to financial statements.
170

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.30%, 3/15/2027	$ 548,000	$ 618,434
Piedmont Operating Partnership L.P.:
3.15%, 8/15/2030	1,336,000	1,359,246
3.40%, 6/1/2023	735,000	763,996
4.45%, 3/15/2024	170,000	183,428
Prologis L.P.:
1.25%, 10/15/2030	1,300,000	1,223,976
1.63%, 3/15/2031	997,000	960,749
2.13%, 4/15/2027 (a)	1,050,000	1,094,289
2.25%, 4/15/2030 (a)	1,564,000	1,596,281
3.25%, 10/1/2026	418,000	458,968
3.88%, 9/15/2028	196,000	224,261
4.38%, 2/1/2029	1,057,000	1,243,423
Public Storage:
0.88%, 2/15/2026 (a)	1,010,000	1,003,708
1.85%, 5/1/2028 (a)	1,368,000	1,378,629
2.30%, 5/1/2031 (a)	1,225,000	1,250,137
2.37%, 9/15/2022	798,000	816,011
3.09%, 9/15/2027	1,395,000	1,531,682
3.39%, 5/1/2029	1,310,000	1,454,952
Rayonier L.P. 2.75%, 5/17/2031	1,457,000	1,472,940
Realty Income Corp.:
0.75%, 3/15/2026	1,081,000	1,060,223
3.00%, 1/15/2027	939,000	1,014,298
3.25%, 6/15/2029 (a)	832,000	906,472
3.25%, 1/15/2031	1,557,000	1,699,123
3.65%, 1/15/2028	1,072,000	1,197,992
3.88%, 7/15/2024	358,000	387,735
3.88%, 4/15/2025	1,323,000	1,460,460
4.13%, 10/15/2026	1,487,000	1,685,767
4.65%, 8/1/2023	1,160,000	1,247,940
Regency Centers L.P.:
2.95%, 9/15/2029	1,069,000	1,126,117
3.60%, 2/1/2027	800,000	885,656
3.70%, 6/15/2030	839,000	929,805
4.13%, 3/15/2028	989,000	1,111,280
Rexford Industrial Realty L.P. 2.13%, 12/1/2030	1,040,000	1,003,434
Sabra Health Care L.P.:
3.90%, 10/15/2029	1,112,000	1,174,695
4.80%, 6/1/2024	1,502,000	1,642,212
5.13%, 8/15/2026	915,000	1,029,860
Safehold Operating Partnership L.P. 2.80%, 6/15/2031	455,000	455,050
Simon Property Group L.P.:
1.75%, 2/1/2028	2,376,000	2,367,209
2.20%, 2/1/2031 (a)	1,192,000	1,177,470
2.45%, 9/13/2029	1,637,000	1,684,178
2.65%, 7/15/2030	1,290,000	1,338,298
2.75%, 2/1/2023	1,158,000	1,193,944
2.75%, 6/1/2023	868,000	901,123
3.25%, 11/30/2026	994,000	1,084,901
3.30%, 1/15/2026	1,222,000	1,329,878
Security Description	Principal Amount	Value
3.38%, 10/1/2024	$ 594,000	$ 639,453
3.38%, 6/15/2027 (a)	643,000	700,439
3.38%, 12/1/2027 (a)	1,144,000	1,246,846
3.50%, 9/1/2025	1,229,000	1,345,964
3.75%, 2/1/2024	1,479,000	1,585,547
REIT, 2.00%, 9/13/2024	1,419,000	1,470,098
SITE Centers Corp.:
3.63%, 2/1/2025	632,000	666,848
4.25%, 2/1/2026	658,000	715,568
4.70%, 6/1/2027	968,000	1,074,219
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	985,000	1,013,742
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	453,000	471,818
Spirit Realty L.P.:
2.10%, 3/15/2028	1,377,000	1,372,112
3.20%, 1/15/2027	418,000	445,500
3.20%, 2/15/2031	207,000	215,698
3.40%, 1/15/2030	870,000	927,168
4.00%, 7/15/2029	1,266,000	1,407,058
4.45%, 9/15/2026	750,000	837,668
STORE Capital Corp.:
2.75%, 11/18/2030	728,000	735,273
4.50%, 3/15/2028	1,299,000	1,469,948
4.63%, 3/15/2029	1,135,000	1,294,150
Sun Communities Operating L.P. 2.70%, 7/15/2031	2,095,000	2,103,485
Tanger Properties L.P.:
3.13%, 9/1/2026 (a)	579,000	606,838
3.88%, 7/15/2027 (a)	708,000	766,615
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	1,099,000	1,202,284
Series MTN, 2.95%, 9/1/2026	451,000	482,317
Series MTN, 3.20%, 1/15/2030	1,353,000	1,463,892
Series MTN, 3.50%, 7/1/2027	1,124,000	1,230,735
Series MTN, 4.40%, 1/26/2029	1,172,000	1,352,605
Ventas Realty L.P.:
2.65%, 1/15/2025	1,225,000	1,289,386
3.00%, 1/15/2030	595,000	622,132
3.13%, 6/15/2023	705,000	734,843
3.25%, 10/15/2026	1,023,000	1,113,085
3.50%, 4/15/2024	1,237,000	1,324,666
3.50%, 2/1/2025	803,000	867,529
3.75%, 5/1/2024	35,000	37,558
3.85%, 4/1/2027	737,000	823,870
4.00%, 3/1/2028	1,196,000	1,344,711
4.13%, 1/15/2026	1,306,000	1,461,532
4.40%, 1/15/2029	1,018,000	1,169,631
4.75%, 11/15/2030 (a)	868,000	1,033,510

See accompanying notes to financial statements.
171

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
VEREIT Operating Partnership L.P.:
2.20%, 6/15/2028 (a)	$ 699,000	$ 710,869
3.10%, 12/15/2029	902,000	965,988
3.40%, 1/15/2028	1,343,000	1,464,179
3.95%, 8/15/2027	1,127,000	1,269,825
4.60%, 2/6/2024	912,000	994,655
4.63%, 11/1/2025	1,335,000	1,513,156
4.88%, 6/1/2026	885,000	1,021,502
Vornado Realty L.P.:
2.15%, 6/1/2026	265,000	268,813
3.40%, 6/1/2031	400,000	412,456
3.50%, 1/15/2025	1,054,000	1,121,962
Washington Real Estate Investment Trust 3.95%, 10/15/2022	610,000	630,106
Welltower, Inc.:
2.05%, 1/15/2029	2,040,000	2,042,917
2.70%, 2/15/2027	584,000	619,659
2.75%, 1/15/2031	1,371,000	1,415,009
3.10%, 1/15/2030	1,357,000	1,446,168
4.00%, 6/1/2025	1,795,000	1,981,321
4.13%, 3/15/2029	1,084,000	1,230,578
4.25%, 4/1/2026	1,130,000	1,274,448
4.25%, 4/15/2028	1,459,000	1,671,897
4.50%, 1/15/2024	1,181,000	1,279,873
REIT, 3.63%, 3/15/2024	896,000	962,214
Weyerhaeuser Co.:
4.00%, 11/15/2029	929,000	1,060,323
4.00%, 4/15/2030	1,154,000	1,313,771
6.95%, 10/1/2027	1,027,000	1,327,808
8.50%, 1/15/2025	12,000	14,986
WP Carey, Inc.:
2.40%, 2/1/2031	1,523,000	1,517,517
3.85%, 7/15/2029	724,000	803,336
4.00%, 2/1/2025	1,353,000	1,475,419
4.25%, 10/1/2026	411,000	462,022
4.60%, 4/1/2024	815,000	891,382
		367,651,705
RETAIL — 2.6%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	1,283,000	1,272,236
3.90%, 4/15/2030	1,174,000	1,312,661
AutoNation, Inc.:
3.50%, 11/15/2024	826,000	888,941
3.80%, 11/15/2027 (a)	964,000	1,056,515
4.50%, 10/1/2025	724,000	804,560
4.75%, 6/1/2030	1,401,000	1,658,616
AutoZone, Inc.:
2.88%, 1/15/2023	688,000	709,115
3.13%, 7/15/2023	774,000	810,138
3.13%, 4/18/2024 (a)	802,000	853,857
3.13%, 4/21/2026 (a)	985,000	1,069,651
3.25%, 4/15/2025	637,000	685,501
3.63%, 4/15/2025 (a)	1,141,000	1,248,174
Security Description	Principal Amount	Value
3.75%, 6/1/2027	$ 440,000	$ 491,977
3.75%, 4/18/2029	1,159,000	1,292,807
4.00%, 4/15/2030	1,271,000	1,445,864
Best Buy Co., Inc.:
1.95%, 10/1/2030	1,163,000	1,126,470
4.45%, 10/1/2028	898,000	1,040,953
Costco Wholesale Corp.:
1.38%, 6/20/2027	1,683,000	1,694,562
1.60%, 4/20/2030	2,474,000	2,437,979
2.75%, 5/18/2024 (a)	2,669,000	2,829,220
3.00%, 5/18/2027 (a)	695,000	762,763
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	1,212,000	1,345,914
Dollar General Corp.:
3.25%, 4/15/2023	573,000	597,920
3.50%, 4/3/2030	1,233,000	1,356,066
3.88%, 4/15/2027	822,000	924,610
4.13%, 5/1/2028	1,158,000	1,326,964
4.15%, 11/1/2025	861,000	964,432
Dollar Tree, Inc.:
3.70%, 5/15/2023	1,435,000	1,515,991
4.00%, 5/15/2025	1,154,000	1,273,589
4.20%, 5/15/2028	1,923,000	2,193,816
Genuine Parts Co. 1.88%, 11/1/2030	933,000	900,065
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	1,325,000	1,291,557
1.38%, 3/15/2031 (a)	2,281,000	2,183,350
2.13%, 9/15/2026	1,447,000	1,522,577
2.50%, 4/15/2027	1,418,000	1,512,042
2.70%, 4/1/2023	1,049,000	1,087,435
2.70%, 4/15/2030	2,040,000	2,182,718
2.80%, 9/14/2027 (a)	1,355,000	1,468,603
2.95%, 6/15/2029	2,267,000	2,477,514
3.00%, 4/1/2026	1,631,000	1,775,572
3.35%, 9/15/2025	1,724,000	1,888,366
3.75%, 2/15/2024	1,518,000	1,635,615
3.90%, 12/6/2028 (a)	2,237,000	2,600,043
Kohl's Corp.:
3.25%, 2/1/2023	50,000	51,509
3.38%, 5/1/2031 (a)	1,280,000	1,325,978
4.25%, 7/17/2025 (a)	362,000	395,478
Lowe's Cos., Inc.:
1.30%, 4/15/2028	1,422,000	1,387,047
1.70%, 10/15/2030	1,965,000	1,884,966
2.50%, 4/15/2026	1,824,000	1,935,939
2.63%, 4/1/2031	1,521,000	1,575,072
3.10%, 5/3/2027	1,233,000	1,345,548
3.13%, 9/15/2024	894,000	957,581
3.38%, 9/15/2025	1,382,000	1,512,654
3.65%, 4/5/2029	1,684,000	1,884,615
3.88%, 9/15/2023 (a)	729,000	778,105
4.00%, 4/15/2025	878,000	971,876
4.50%, 4/15/2030	1,356,000	1,604,514
6.50%, 3/15/2029	834,000	1,084,017

See accompanying notes to financial statements.
172

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
McDonald's Corp.:
Class MTN, 3.30%, 7/1/2025	$ 1,328,000	$ 1,441,942
Class MTN, 3.50%, 7/1/2027	1,352,000	1,499,057
Series MTN, 1.45%, 9/1/2025	1,433,000	1,461,832
Series MTN, 2.13%, 3/1/2030	1,748,000	1,767,053
Series MTN, 2.63%, 9/1/2029	1,381,000	1,453,889
Series MTN, 3.25%, 6/10/2024 (a)	1,292,000	1,387,854
Series MTN, 3.35%, 4/1/2023	1,217,000	1,276,511
Series MTN, 3.38%, 5/26/2025	1,638,000	1,778,360
Series MTN, 3.50%, 3/1/2027	1,499,000	1,655,975
Series MTN, 3.70%, 1/30/2026	2,523,000	2,804,693
Series MTN, 3.80%, 4/1/2028	1,351,000	1,529,764
Nordstrom, Inc.:
4.00%, 3/15/2027 (a)	274,000	285,144
4.38%, 4/1/2030 (a)	731,000	761,095
6.95%, 3/15/2028	1,294,000	1,530,724
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	936,000	1,035,160
3.60%, 9/1/2027	1,313,000	1,471,138
3.80%, 9/1/2022	333,000	343,013
3.85%, 6/15/2023	385,000	406,991
3.90%, 6/1/2029	1,323,000	1,495,559
4.20%, 4/1/2030	1,008,000	1,163,081
4.35%, 6/1/2028	906,000	1,051,848
Ross Stores, Inc.:
0.88%, 4/15/2026	845,000	827,711
1.88%, 4/15/2031	161,000	156,064
4.60%, 4/15/2025	1,318,000	1,487,719
Starbucks Corp.:
2.00%, 3/12/2027	1,587,000	1,632,023
2.25%, 3/12/2030	1,403,000	1,422,951
2.45%, 6/15/2026	1,296,000	1,368,550
2.55%, 11/15/2030	1,878,000	1,945,495
3.10%, 3/1/2023	892,000	931,105
3.50%, 3/1/2028 (a)	944,000	1,055,307
3.55%, 8/15/2029	1,277,000	1,429,129
3.80%, 8/15/2025	1,389,000	1,537,734
3.85%, 10/1/2023	1,196,000	1,276,610
4.00%, 11/15/2028	1,186,000	1,364,884
Target Corp.:
2.25%, 4/15/2025	2,110,000	2,214,276
2.35%, 2/15/2030	1,350,000	1,409,414
2.50%, 4/15/2026 (a)	1,414,000	1,520,785
2.65%, 9/15/2030	560,000	599,491
3.38%, 4/15/2029	1,631,000	1,832,004
Security Description	Principal Amount	Value
3.50%, 7/1/2024	$ 1,683,000	$ 1,826,106
TJX Cos., Inc.:
1.15%, 5/15/2028	837,000	808,249
2.25%, 9/15/2026	939,000	987,452
2.50%, 5/15/2023	1,206,000	1,247,776
3.88%, 4/15/2030	988,000	1,130,875
Tractor Supply Co. 1.75%, 11/1/2030	1,078,000	1,028,649
Walgreen Co. 3.10%, 9/15/2022	7,000	7,231
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	1,602,000	1,709,462
3.45%, 6/1/2026	2,502,000	2,722,226
3.80%, 11/18/2024	1,649,000	1,796,981
Walmart, Inc.:
2.35%, 12/15/2022	1,336,000	1,373,809
2.38%, 9/24/2029 (a)	1,606,000	1,701,525
2.55%, 4/11/2023 (a)	2,097,000	2,172,681
2.65%, 12/15/2024	975,000	1,038,648
2.85%, 7/8/2024	2,190,000	2,334,299
3.05%, 7/8/2026	1,897,000	2,076,665
3.25%, 7/8/2029	1,593,000	1,783,125
3.30%, 4/22/2024	1,740,000	1,864,654
3.40%, 6/26/2023	3,907,000	4,137,474
3.55%, 6/26/2025	1,841,000	2,030,365
3.70%, 6/26/2028	5,050,000	5,748,819
5.88%, 4/5/2027 (a)	1,012,000	1,269,078
7.55%, 2/15/2030	273,000	405,146
		171,025,448
SAVINGS & LOANS — 0.0% (f)
People's United Financial, Inc. 3.65%, 12/6/2022	1,150,000	1,190,377
SEMICONDUCTORS — 2.3%
Altera Corp. 4.10%, 11/15/2023	768,000	833,503
Analog Devices, Inc.:
2.88%, 6/1/2023	134,000	139,462
2.95%, 4/1/2025	611,000	653,715
3.13%, 12/5/2023	1,075,000	1,137,855
3.50%, 12/5/2026	1,392,000	1,542,503
3.90%, 12/15/2025	1,371,000	1,525,388
Applied Materials, Inc.:
1.75%, 6/1/2030	1,773,000	1,755,057
3.30%, 4/1/2027	1,072,000	1,185,407
3.90%, 10/1/2025 (a)	933,000	1,041,461
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.13%, 1/15/2025	1,076,000	1,148,393
3.50%, 1/15/2028 (a)	1,218,000	1,336,219
3.63%, 1/15/2024	799,000	853,492
3.88%, 1/15/2027	5,561,000	6,146,128
Broadcom, Inc.:
1.95%, 2/15/2028 (a) (d)	3,359,000	3,360,579
2.45%, 2/15/2031 (d)	4,117,000	4,051,581

See accompanying notes to financial statements.
173

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.15%, 11/15/2025	$ 1,488,000	$ 1,596,059
3.46%, 9/15/2026	3,251,000	3,538,291
3.63%, 10/15/2024	1,221,000	1,322,941
4.11%, 9/15/2028	2,921,000	3,283,876
4.15%, 11/15/2030	4,239,000	4,756,879
4.25%, 4/15/2026	1,012,000	1,134,857
4.70%, 4/15/2025	1,467,000	1,651,050
4.75%, 4/15/2029	4,089,000	4,756,611
5.00%, 4/15/2030	2,577,000	3,046,014
Intel Corp.:
2.45%, 11/15/2029	2,248,000	2,367,751
2.60%, 5/19/2026	1,638,000	1,751,743
2.70%, 12/15/2022	2,927,000	3,032,343
2.88%, 5/11/2024	1,969,000	2,093,421
3.15%, 5/11/2027 (a)	955,000	1,050,023
3.40%, 3/25/2025	3,303,000	3,605,720
3.70%, 7/29/2025	4,421,000	4,885,338
3.75%, 3/25/2027	2,295,000	2,592,202
3.90%, 3/25/2030 (a)	2,142,000	2,490,589
KLA Corp.:
4.10%, 3/15/2029	1,390,000	1,602,601
4.65%, 11/1/2024	1,354,000	1,511,903
Lam Research Corp.:
1.90%, 6/15/2030	1,568,000	1,573,974
3.75%, 3/15/2026	1,302,000	1,458,774
3.80%, 3/15/2025	284,000	312,505
4.00%, 3/15/2029 (a)	1,407,000	1,636,425
Marvell Technology, Inc.:
1.65%, 4/15/2026 (d)	1,351,000	1,350,500
2.45%, 4/15/2028 (d)	1,197,000	1,219,982
2.95%, 4/15/2031 (d)	820,000	850,184
4.20%, 6/22/2023 (d)	1,097,000	1,166,780
4.88%, 6/22/2028 (d)	1,413,000	1,632,142
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	804,000	837,623
3.45%, 6/15/2027	985,000	1,086,859
Microchip Technology, Inc. 4.33%, 6/1/2023	2,692,000	2,870,399
Micron Technology, Inc.:
2.50%, 4/24/2023	1,829,000	1,890,089
4.19%, 2/15/2027	1,297,000	1,464,546
4.64%, 2/6/2024	1,278,000	1,399,985
4.66%, 2/15/2030	1,367,000	1,591,516
4.98%, 2/6/2026	1,203,000	1,382,921
5.33%, 2/6/2029	1,009,000	1,220,244
NVIDIA Corp.:
0.31%, 6/15/2023	1,185,000	1,185,213
0.58%, 6/14/2024	2,025,000	2,026,053
1.55%, 6/15/2028	2,920,000	2,909,167
2.00%, 6/15/2031	3,710,000	3,714,081
2.85%, 4/1/2030	1,916,000	2,074,453
3.20%, 9/16/2026	1,403,000	1,544,044
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (d)	719,000	791,576
Security Description	Principal Amount	Value
5.35%, 3/1/2026 (d)	$ 1,286,000	$ 1,499,952
5.55%, 12/1/2028 (d)	904,000	1,108,385
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (a) (d)	1,141,000	1,156,906
2.70%, 5/1/2025 (d)	1,426,000	1,503,432
3.15%, 5/1/2027 (d)	1,068,000	1,144,202
3.40%, 5/1/2030 (d)	1,170,000	1,275,464
3.88%, 6/18/2026 (d)	1,435,000	1,588,889
4.30%, 6/18/2029 (d)	850,000	975,477
QUALCOMM, Inc.:
1.30%, 5/20/2028	1,455,000	1,424,096
2.15%, 5/20/2030	1,681,000	1,720,436
2.60%, 1/30/2023	1,297,000	1,343,056
2.90%, 5/20/2024	2,116,000	2,248,377
3.25%, 5/20/2027	2,788,000	3,078,844
3.45%, 5/20/2025	1,710,000	1,876,469
Skyworks Solutions, Inc.:
0.90%, 6/1/2023	765,000	766,981
1.80%, 6/1/2026	980,000	993,847
3.00%, 6/1/2031	935,000	957,954
Texas Instruments, Inc.:
1.38%, 3/12/2025	1,559,000	1,592,051
1.75%, 5/4/2030	938,000	932,419
2.25%, 5/1/2023	1,337,000	1,376,990
2.25%, 9/4/2029 (a)	1,216,000	1,266,063
2.63%, 5/15/2024	1,153,000	1,216,542
2.90%, 11/3/2027	1,317,000	1,434,411
Xilinx, Inc.:
2.38%, 6/1/2030	592,000	601,377
2.95%, 6/1/2024	1,205,000	1,275,468
		152,329,078
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
3.48%, 12/1/2027	852,000	929,242
3.84%, 5/1/2025	896,000	977,921
Series WI, 4.20%, 5/1/2030	1,129,000	1,292,265
		3,199,428
SOFTWARE — 2.6%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	1,195,000	1,119,141
3.40%, 9/15/2026	532,000	585,663
3.40%, 6/15/2027	427,000	470,434
Adobe, Inc.:
1.70%, 2/1/2023	1,132,000	1,157,470
1.90%, 2/1/2025	1,052,000	1,093,554
2.15%, 2/1/2027	1,508,000	1,579,615
2.30%, 2/1/2030	1,714,000	1,784,514
3.25%, 2/1/2025	874,000	946,664
Autodesk, Inc.:
2.85%, 1/15/2030	1,167,000	1,230,450

See accompanying notes to financial statements.
174

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.50%, 6/15/2027	$ 1,366,000	$ 1,505,031
3.60%, 12/15/2022	212,000	219,534
4.38%, 6/15/2025	871,000	973,787
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,535,000	1,564,411
2.90%, 12/1/2029	942,000	995,703
3.40%, 6/27/2026	953,000	1,046,613
CA, Inc. 4.70%, 3/15/2027	1,338,000	1,500,888
Cadence Design Systems, Inc. 4.38%, 10/15/2024	304,000	334,351
Citrix Systems, Inc.:
1.25%, 3/1/2026	900,000	889,749
3.30%, 3/1/2030	1,591,000	1,674,703
4.50%, 12/1/2027	1,078,000	1,223,918
Electronic Arts, Inc.:
1.85%, 2/15/2031	1,380,000	1,334,460
4.80%, 3/1/2026 (a)	1,278,000	1,472,307
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	1,225,000	1,223,959
0.60%, 3/1/2024	1,616,000	1,613,431
1.15%, 3/1/2026	964,000	956,384
1.65%, 3/1/2028	1,728,000	1,717,563
2.25%, 3/1/2031	1,688,000	1,685,384
3.75%, 5/21/2029	381,000	429,364
Fiserv, Inc.:
2.25%, 6/1/2027	1,612,000	1,672,837
2.65%, 6/1/2030 (a)	1,739,000	1,800,317
2.75%, 7/1/2024	3,405,000	3,590,504
3.20%, 7/1/2026	3,093,000	3,350,740
3.50%, 10/1/2022	368,000	379,169
3.50%, 7/1/2029	4,420,000	4,865,624
3.80%, 10/1/2023	1,584,000	1,695,213
3.85%, 6/1/2025	1,488,000	1,636,979
4.20%, 10/1/2028 (a)	1,361,000	1,565,545
Intuit, Inc.:
0.65%, 7/15/2023	1,065,000	1,070,410
0.95%, 7/15/2025 (a)	914,000	915,929
1.35%, 7/15/2027	1,269,000	1,268,010
1.65%, 7/15/2030 (a)	1,078,000	1,061,582
Microsoft Corp.:
2.00%, 8/8/2023	1,990,000	2,055,153
2.13%, 11/15/2022	17,000	17,434
2.38%, 5/1/2023	992,000	1,024,865
2.40%, 8/8/2026	5,532,000	5,895,231
2.65%, 11/3/2022	1,773,000	1,821,882
2.70%, 2/12/2025	2,381,000	2,549,765
2.88%, 2/6/2024	3,311,000	3,503,568
3.13%, 11/3/2025	4,369,000	4,767,234
3.30%, 2/6/2027	8,208,000	9,135,094
3.63%, 12/15/2023	1,897,000	2,034,741
Oracle Corp.:
1.65%, 3/25/2026	5,054,000	5,124,099
Security Description	Principal Amount	Value
2.30%, 3/25/2028	$ 3,438,000	$ 3,530,242
2.40%, 9/15/2023	4,862,000	5,043,693
2.50%, 10/15/2022	4,396,000	4,513,373
2.50%, 4/1/2025	4,770,000	5,010,551
2.63%, 2/15/2023	1,462,000	1,511,840
2.65%, 7/15/2026	4,472,000	4,719,883
2.80%, 4/1/2027	2,939,000	3,116,251
2.88%, 3/25/2031	4,564,000	4,752,402
2.95%, 11/15/2024	2,766,000	2,946,924
2.95%, 5/15/2025	3,832,000	4,080,927
2.95%, 4/1/2030	4,997,000	5,266,688
3.25%, 11/15/2027	3,908,000	4,244,479
3.25%, 5/15/2030 (a)	774,000	834,744
3.40%, 7/8/2024	2,431,000	2,606,518
3.63%, 7/15/2023	661,000	702,312
Roper Technologies, Inc.:
0.45%, 8/15/2022	732,000	732,432
1.75%, 2/15/2031	1,000	961
3.13%, 11/15/2022	1,052,000	1,083,834
3.65%, 9/15/2023	1,142,000	1,217,760
3.80%, 12/15/2026	1,148,000	1,281,317
4.20%, 9/15/2028	1,287,000	1,480,835
salesforce.com, Inc.:
0.63%, 7/15/2024	2,225,000	2,226,090
1.50%, 7/15/2028	2,820,000	2,819,662
1.95%, 7/15/2031	3,200,000	3,204,960
3.25%, 4/11/2023	1,472,000	1,544,275
3.70%, 4/11/2028	2,166,000	2,466,056
ServiceNow, Inc. 1.40%, 9/1/2030	1,713,000	1,607,291
VMware, Inc.:
2.95%, 8/21/2022	711,000	729,578
3.90%, 8/21/2027	1,495,000	1,661,468
4.50%, 5/15/2025	1,399,000	1,563,648
4.65%, 5/15/2027	1,610,000	1,847,330
4.70%, 5/15/2030 (a)	1,483,000	1,755,561
		175,234,855
TELECOMMUNICATIONS — 3.2%
America Movil SAB de CV:
2.88%, 5/7/2030	1,754,000	1,848,821
3.13%, 7/16/2022	50,000	51,360
3.63%, 4/22/2029	2,822,000	3,115,432
AT&T, Inc.:
0.90%, 3/25/2024	5,272,000	5,283,335
1.65%, 2/1/2028	2,961,000	2,938,970
1.70%, 3/25/2026 (a)	5,035,000	5,089,076
2.30%, 6/1/2027	3,583,000	3,707,975
2.63%, 12/1/2022	1,359,000	1,394,484
2.95%, 7/15/2026	1,504,000	1,616,980
3.40%, 5/15/2025 (a)	4,595,000	5,006,850
3.60%, 7/15/2025	1,347,000	1,477,443
3.80%, 3/1/2024	1,289,000	1,389,735
3.80%, 2/15/2027	1,370,000	1,528,180
3.88%, 1/15/2026	164,000	182,509
3.90%, 3/11/2024	1,215,000	1,310,110

See accompanying notes to financial statements.
175

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.95%, 1/15/2025	$ 418,000	$ 461,585
4.05%, 12/15/2023	1,323,000	1,434,767
4.10%, 2/15/2028	2,308,000	2,632,066
4.13%, 2/17/2026	2,642,000	2,969,185
4.25%, 3/1/2027	2,164,000	2,456,292
4.30%, 2/15/2030	4,572,000	5,286,146
4.35%, 3/1/2029	4,260,000	4,931,035
4.45%, 4/1/2024	1,723,000	1,882,653
7.13%, 3/15/2026	151,000	188,510
Bell Telephone Co. of Canada or Bell Canada Series US-3, 0.75%, 3/17/2024	1,346,000	1,349,553
British Telecommunications PLC:
4.50%, 12/4/2023	1,392,000	1,514,733
5.13%, 12/4/2028	3,400,000	4,054,908
9.63%, 12/15/2030	2,092,000	3,244,085
Cisco Systems, Inc.:
2.20%, 9/20/2023	1,122,000	1,164,423
2.50%, 9/20/2026 (a)	1,929,000	2,069,721
2.60%, 2/28/2023	980,000	1,017,416
2.95%, 2/28/2026	1,413,000	1,537,627
3.50%, 6/15/2025	1,381,000	1,524,983
3.63%, 3/4/2024	513,000	555,148
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	4,732,000	7,087,116
Juniper Networks, Inc.:
1.20%, 12/10/2025	1,307,000	1,305,340
2.00%, 12/10/2030	1,185,000	1,137,327
3.75%, 8/15/2029	1,336,000	1,487,155
Koninklijke KPN NV 8.38%, 10/1/2030	1,070,000	1,515,077
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,384,000	1,361,427
2.75%, 5/24/2031	1,415,000	1,444,149
4.00%, 9/1/2024	938,000	1,027,007
4.60%, 2/23/2028	1,440,000	1,678,003
4.60%, 5/23/2029	1,106,000	1,289,740
Rogers Communications, Inc.:
2.90%, 11/15/2026	1,270,000	1,358,862
3.00%, 3/15/2023	981,000	1,015,933
3.63%, 12/15/2025	1,185,000	1,308,821
4.10%, 10/1/2023	1,050,000	1,122,419
Telefonica Emisiones SA:
4.10%, 3/8/2027	2,697,000	3,035,959
4.57%, 4/27/2023	1,309,000	1,401,913
Telefonica Europe B.V. 8.25%, 9/15/2030	1,368,000	2,002,944
TELUS Corp.:
2.80%, 2/16/2027	1,406,000	1,501,664
3.70%, 9/15/2027	1,177,000	1,321,665
T-Mobile USA, Inc.:
1.50%, 2/15/2026	1,693,000	1,704,851
2.05%, 2/15/2028	2,254,000	2,284,046
Security Description	Principal Amount	Value
2.55%, 2/15/2031	$ 1,882,000	$ 1,903,455
3.50%, 4/15/2025	4,494,000	4,873,608
3.75%, 4/15/2027	7,031,000	7,769,888
3.88%, 4/15/2030	11,213,000	12,515,838
Verizon Communications, Inc.:
0.75%, 3/22/2024	1,889,000	1,897,236
0.85%, 11/20/2025	2,753,000	2,719,386
1.45%, 3/20/2026	2,335,000	2,356,575
1.50%, 9/18/2030	1,499,000	1,430,646
1.68%, 10/30/2030	2,700,000	2,579,445
1.75%, 1/20/2031 (a)	2,785,000	2,668,921
2.10%, 3/22/2028	3,837,000	3,918,268
2.55%, 3/21/2031	5,532,000	5,660,066
2.63%, 8/15/2026	3,739,000	3,972,351
3.00%, 3/22/2027	1,217,000	1,308,786
3.15%, 3/22/2030	2,003,000	2,160,336
3.38%, 2/15/2025	3,670,000	3,987,308
3.50%, 11/1/2024	1,907,000	2,063,565
3.88%, 2/8/2029	1,667,000	1,896,646
4.02%, 12/3/2029	6,325,000	7,255,408
4.13%, 3/16/2027	4,084,000	4,648,082
4.15%, 3/15/2024	1,524,000	1,658,112
4.33%, 9/21/2028	8,858,000	10,295,653
7.75%, 12/1/2030	1,146,000	1,670,089
Vodafone Group PLC:
2.50%, 9/26/2022	733,000	751,889
2.95%, 2/19/2023	872,000	906,034
4.13%, 5/30/2025	2,195,000	2,450,235
4.38%, 5/30/2028	5,876,000	6,835,316
7.88%, 2/15/2030	867,000	1,240,148
		217,000,804
TEXTILES — 0.0% (f)
Mohawk Industries, Inc.:
3.63%, 5/15/2030	1,187,000	1,303,611
3.85%, 2/1/2023 (a)	825,000	861,333
		2,164,944
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
2.60%, 11/19/2022	320,000	329,101
3.00%, 11/19/2024	1,331,000	1,415,718
3.50%, 9/15/2027	859,000	938,578
3.55%, 11/19/2026	1,481,000	1,623,131
3.90%, 11/19/2029 (a)	1,200,000	1,334,580
		5,641,108
TRANSPORTATION — 1.3%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (a) (b)	412,000	471,794
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	840,000	873,020
3.00%, 4/1/2025	1,019,000	1,098,319

See accompanying notes to financial statements.
176

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.05%, 9/1/2022	$ 154,000	$ 157,790
3.25%, 6/15/2027 (a)	1,024,000	1,128,069
3.40%, 9/1/2024	1,401,000	1,515,966
3.65%, 9/1/2025	881,000	971,963
3.75%, 4/1/2024	976,000	1,053,758
3.85%, 9/1/2023	1,401,000	1,495,007
7.00%, 12/15/2025	456,000	570,014
Canadian National Railway Co.:
2.75%, 3/1/2026	633,000	679,450
2.95%, 11/21/2024	1,075,000	1,146,208
6.90%, 7/15/2028	664,000	882,589
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	1,131,000	1,127,075
2.90%, 2/1/2025	1,430,000	1,518,331
4.00%, 6/1/2028	936,000	1,064,129
4.45%, 3/15/2023	662,000	699,575
4.50%, 1/15/2022	60,000	61,297
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,148,000	1,310,763
CSX Corp.:
2.40%, 2/15/2030 (a)	1,383,000	1,424,310
2.60%, 11/1/2026	1,321,000	1,406,733
3.25%, 6/1/2027	1,326,000	1,454,145
3.35%, 11/1/2025	1,064,000	1,163,580
3.40%, 8/1/2024	743,000	799,787
3.80%, 3/1/2028	1,369,000	1,543,370
4.25%, 3/15/2029	1,025,000	1,191,562
FedEx Corp.:
2.40%, 5/15/2031	828,000	843,409
3.10%, 8/5/2029	784,000	850,083
3.25%, 4/1/2026	1,554,000	1,701,537
3.40%, 2/15/2028	882,000	979,893
4.20%, 10/17/2028	584,000	679,875
4.25%, 5/15/2030	1,325,000	1,544,274
GXO Logistics, Inc.:
1.65%, 7/15/2026 (d) (e)	1,980,000	1,969,961
2.65%, 7/15/2031 (d) (e)	2,470,000	2,457,576
JB Hunt Transport Services, Inc.:
3.30%, 8/15/2022	357,000	366,514
3.88%, 3/1/2026	1,205,000	1,341,900
Kansas City Southern:
2.88%, 11/15/2029	974,000	1,025,369
3.00%, 5/15/2023	777,000	805,485
Kirby Corp. 4.20%, 3/1/2028	942,000	1,053,137
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	590,000	597,900
2.55%, 11/1/2029	740,000	778,199
2.90%, 2/15/2023	113,000	116,774
2.90%, 6/15/2026	1,047,000	1,129,106
3.15%, 6/1/2027	779,000	846,991
3.65%, 8/1/2025	457,000	502,417
3.80%, 8/1/2028 (a)	972,000	1,100,926
Security Description	Principal Amount	Value
3.85%, 1/15/2024 (a)	$ 220,000	$ 235,862
7.80%, 5/15/2027	1,237,000	1,662,305
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	637,000	651,211
Series MTN, 2.50%, 9/1/2024	936,000	979,758
Series MTN, 2.90%, 12/1/2026	1,033,000	1,106,519
Series MTN, 3.35%, 9/1/2025	1,125,000	1,215,934
Series MTN, 3.40%, 3/1/2023	5,000	5,227
Series MTN, 3.65%, 3/18/2024 (a)	1,113,000	1,196,330
Series MTN, 3.75%, 6/9/2023	471,000	498,728
Series MTN, 3.88%, 12/1/2023	733,000	787,674
Series MTN, 4.63%, 6/1/2025	1,351,000	1,524,104
Union Pacific Corp.:
2.15%, 2/5/2027	1,456,000	1,511,284
2.38%, 5/20/2031	1,100,000	1,123,859
2.40%, 2/5/2030	796,000	821,711
2.75%, 4/15/2023	13,000	13,460
2.75%, 3/1/2026	1,360,000	1,453,745
2.95%, 1/15/2023	742,000	766,308
3.00%, 4/15/2027	748,000	809,014
3.15%, 3/1/2024	1,223,000	1,304,819
3.25%, 1/15/2025	699,000	753,054
3.25%, 8/15/2025	815,000	884,308
3.50%, 6/8/2023	1,174,000	1,242,374
3.65%, 2/15/2024	1,245,000	1,334,814
3.70%, 3/1/2029	1,294,000	1,456,811
3.75%, 3/15/2024	1,007,000	1,082,747
3.75%, 7/15/2025	1,439,000	1,597,535
3.95%, 9/10/2028	1,272,000	1,460,472
4.16%, 7/15/2022	783,000	806,764
United Parcel Service, Inc.:
2.20%, 9/1/2024	970,000	1,016,822
2.40%, 11/15/2026	853,000	907,490
2.45%, 10/1/2022	1,332,000	1,367,524
2.50%, 4/1/2023	1,117,000	1,157,145
2.50%, 9/1/2029	901,000	957,889
2.80%, 11/15/2024 (a)	1,163,000	1,242,968
3.05%, 11/15/2027 (a)	1,040,000	1,152,039
3.40%, 3/15/2029 (a)	1,138,000	1,278,224
3.90%, 4/1/2025	1,038,000	1,149,294
4.45%, 4/1/2030 (a)	1,170,000	1,416,215
		87,432,271
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	935,000	889,905
3.25%, 3/30/2025	200,000	214,078

See accompanying notes to financial statements.
177

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.25%, 9/15/2026 (a)	$ 536,000	$ 578,596
3.50%, 3/15/2028	804,000	883,170
3.85%, 3/30/2027	998,000	1,102,491
4.00%, 6/30/2030	792,000	893,724
4.35%, 2/15/2024	1,037,000	1,128,152
4.55%, 11/7/2028	533,000	622,299
4.70%, 4/1/2029	1,137,000	1,332,609
		7,645,024
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	1,045,000	1,062,399
2.80%, 5/1/2030	1,168,000	1,238,127
2.95%, 9/1/2027	1,161,000	1,253,973
3.40%, 3/1/2025	835,000	907,102
3.45%, 6/1/2029	1,352,000	1,500,301
3.75%, 9/1/2028	1,036,000	1,174,151
3.85%, 3/1/2024	535,000	576,179
Aqua America, Inc. 3.57%, 5/1/2029	1,342,000	1,484,507
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,582,000	1,593,296
2.70%, 4/15/2030	851,000	884,112
United Utilities PLC 6.88%, 8/15/2028	458,000	588,351
		12,262,498
TOTAL CORPORATE BONDS & NOTES (Cost $6,588,410,793)		6,612,635,738
	Shares
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (g) (h)	20,867,148	20,873,408
State Street Navigator Securities Lending Portfolio II (i) (j)	228,861,358	228,861,358
TOTAL SHORT-TERM INVESTMENTS (Cost $249,734,766)		249,734,766
TOTAL INVESTMENTS — 102.7% (Cost $6,838,145,559)		6,862,370,504
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(179,968,235)
NET ASSETS — 100.0%		$ 6,682,402,269

(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2021. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
178

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$6,612,635,738	$—	$6,612,635,738
Short-Term Investments	249,734,766	—	—	249,734,766
TOTAL INVESTMENTS	$249,734,766	$6,612,635,738	$—	$6,862,370,504
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,267,202	$ 20,275,308	$ 711,558,024	$ 710,957,328	$(2,596)	$—	20,867,148	$ 20,873,408	$ 12,992
State Street Navigator Securities Lending Portfolio II	403,145,498	403,145,498	1,021,856,910	1,196,141,050	—	—	228,861,358	228,861,358	543,257
Total		$423,420,806	$1,733,414,934	$1,907,098,378	$(2,596)	$—		$249,734,766	$556,249
See accompanying notes to financial statements.
179

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$ 138,000	$ 142,722
5.40%, 10/1/2048	282,000	377,697
Omnicom Group, Inc. 2.60%, 8/1/2031	165,000	167,812
		688,231
AEROSPACE & DEFENSE — 2.5%
Boeing Co.:
3.25%, 2/1/2035	226,000	229,738
3.38%, 6/15/2046	60,000	57,801
3.50%, 3/1/2039	297,000	299,352
3.60%, 5/1/2034	213,000	224,438
3.63%, 3/1/2048	160,000	159,568
3.65%, 3/1/2047	176,000	175,562
3.75%, 2/1/2050	440,000	453,882
3.83%, 3/1/2059	175,000	176,237
3.85%, 11/1/2048	184,000	189,859
3.90%, 5/1/2049	359,000	377,302
3.95%, 8/1/2059	517,000	540,224
5.71%, 5/1/2040	948,000	1,223,166
5.81%, 5/1/2050	1,496,000	2,018,538
5.88%, 2/15/2040	408,000	524,300
5.93%, 5/1/2060	1,123,000	1,548,999
6.13%, 2/15/2033	198,000	251,414
6.63%, 2/15/2038	704,000	949,478
6.88%, 3/15/2039	250,000	350,235
General Dynamics Corp.:
2.85%, 6/1/2041	335,000	344,058
3.60%, 11/15/2042	209,000	240,728
4.25%, 4/1/2040	219,000	267,857
4.25%, 4/1/2050	333,000	426,513
L3Harris Technologies, Inc.:
4.85%, 4/27/2035	175,000	219,289
5.05%, 4/27/2045	11,000	14,492
6.15%, 12/15/2040	177,000	254,381
Lockheed Martin Corp.:
3.60%, 3/1/2035	154,000	176,692
3.80%, 3/1/2045	924,000	1,077,458
4.07%, 12/15/2042	443,000	537,753
4.09%, 9/15/2052	755,000	943,652
4.50%, 5/15/2036	150,000	188,562
4.70%, 5/15/2046	353,000	467,097
5.72%, 6/1/2040	127,000	177,976
Series B, 6.15%, 9/1/2036	121,000	174,008
Northrop Grumman Corp.:
3.85%, 4/15/2045	273,000	314,207
4.03%, 10/15/2047	935,000	1,110,612
4.75%, 6/1/2043	166,000	213,756
5.05%, 11/15/2040	110,000	143,718
5.15%, 5/1/2040	291,000	382,054
Security Description	Principal Amount	Value
5.25%, 5/1/2050 (a)	$ 338,000	$ 475,289
Raytheon Technologies Corp.:
3.13%, 7/1/2050	200,000	205,656
3.75%, 11/1/2046	344,000	387,946
4.05%, 5/4/2047	823,000	967,297
4.15%, 5/15/2045	209,000	247,857
4.35%, 4/15/2047	266,000	325,821
4.45%, 11/16/2038	260,000	314,683
4.50%, 6/1/2042	1,202,000	1,496,117
4.63%, 11/16/2048	493,000	633,042
4.70%, 12/15/2041	230,000	289,575
4.80%, 12/15/2043	78,000	98,489
4.88%, 10/15/2040	152,000	193,560
5.40%, 5/1/2035	232,000	303,929
5.70%, 4/15/2040	563,000	781,703
6.05%, 6/1/2036	261,000	364,867
6.13%, 7/15/2038	354,000	505,250
		25,016,037
AGRICULTURE — 1.5%
Altria Group, Inc.:
2.45%, 2/4/2032	814,000	786,772
3.40%, 2/4/2041	425,000	404,689
3.70%, 2/4/2051	443,000	419,875
3.88%, 9/16/2046	471,000	467,006
4.00%, 2/4/2061	446,000	429,868
4.25%, 8/9/2042	449,000	469,070
4.45%, 5/6/2050	218,000	231,972
4.50%, 5/2/2043	319,000	344,399
5.38%, 1/31/2044	629,000	747,416
5.80%, 2/14/2039	831,000	1,024,523
5.95%, 2/14/2049	872,000	1,116,291
6.20%, 2/14/2059	1,000	1,296
Archer-Daniels-Midland Co. 4.50%, 3/15/2049 (a)	338,000	450,348
BAT Capital Corp.:
3.73%, 9/25/2040	301,000	294,742
3.98%, 9/25/2050	434,000	423,875
4.39%, 8/15/2037	784,000	845,865
4.54%, 8/15/2047	619,000	652,705
4.76%, 9/6/2049	333,000	360,376
5.28%, 4/2/2050	382,000	441,672
Philip Morris International, Inc.:
3.88%, 8/21/2042	256,000	283,092
4.13%, 3/4/2043	382,000	436,550
4.25%, 11/10/2044	125,000	145,989
4.38%, 11/15/2041	447,000	527,809
4.50%, 3/20/2042	360,000	426,625
4.88%, 11/15/2043 (a)	300,000	375,423
6.38%, 5/16/2038	669,000	955,827
Reynolds American, Inc.:
5.70%, 8/15/2035	263,000	317,538
5.85%, 8/15/2045	939,000	1,151,430
6.15%, 9/15/2043	148,000	186,832

See accompanying notes to financial statements.
180

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
7.25%, 6/15/2037	$ 112,000	$ 151,021
		14,870,896
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	2,604	2,637
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	1,526	1,573
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	66,778	68,560
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	29,119	29,504
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	5,576	5,617
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	66,010	67,807
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	74,549	75,761
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	137,150	140,480
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	163,392	166,265
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	53,200	58,580
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	48,877	51,405
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	19,333	20,423
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	83,045	86,704
Security Description	Principal Amount	Value
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	$ 124,702	$ 136,763
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	4,908	4,921
		917,000
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	332,000	364,277
3.38%, 11/1/2046	245,000	273,766
3.38%, 3/27/2050 (a)	760,000	857,903
3.63%, 5/1/2043	220,000	255,246
3.88%, 11/1/2045	221,000	264,842
		2,016,034
AUTO MANUFACTURERS — 0.4%
Cummins, Inc. 4.88%, 10/1/2043	176,000	232,709
General Motors Co.:
5.15%, 4/1/2038	300,000	365,181
5.40%, 4/1/2048	723,000	920,567
5.95%, 4/1/2049	371,000	505,109
6.25%, 10/2/2043	1,284,000	1,772,305
6.60%, 4/1/2036	340,000	465,158
6.75%, 4/1/2046	150,000	216,591
		4,477,620
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046	37,000	43,192
Aptiv PLC 5.40%, 3/15/2049 (a)	195,000	264,707
BorgWarner, Inc. 4.38%, 3/15/2045	145,000	167,917
Lear Corp. 5.25%, 5/15/2049 (a)	250,000	315,210
		791,026
BANKS — 8.7%
Bank of America Corp.:
6.11%, 1/29/2037	1,165,000	1,598,788
7.75%, 5/14/2038	1,194,000	1,891,571
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	289,000	334,370
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	569,000	676,245
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	1,285,000	1,359,067
Series L, 4.75%, 4/21/2045	165,000	210,908
Series MTN, 4.88%, 4/1/2044	113,000	147,408
Series MTN, 5.00%, 1/21/2044	589,000	784,430

See accompanying notes to financial statements.
181

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 5.88%, 2/7/2042	$ 991,000	$ 1,424,751
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (b)	409,000	478,289
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	762,000	939,439
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	727,000	901,066
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	1,553,000	1,853,521
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (b)	405,000	395,867
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	1,781,000	1,732,913
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b)	357,000	390,629
Bank of America NA Series BKNT, 6.00%, 10/15/2036	584,000	817,273
Barclays PLC:
4.95%, 1/10/2047	616,000	795,207
5.25%, 8/17/2045	485,000	644,749
1 year CMT + 1.70%, 3.81%, 3/10/2042 (b)	366,000	386,243
Citigroup, Inc.:
4.65%, 7/30/2045	814,000	1,048,977
4.65%, 7/23/2048	837,000	1,096,336
4.75%, 5/18/2046	719,000	914,640
5.30%, 5/6/2044	523,000	701,714
5.88%, 2/22/2033	60,000	78,627
5.88%, 1/30/2042	454,000	653,646
6.00%, 10/31/2033	177,000	235,127
6.13%, 8/25/2036	157,000	216,990
6.63%, 6/15/2032	348,000	473,544
6.68%, 9/13/2043	959,000	1,474,386
8.13%, 7/15/2039	482,000	832,496
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (b)	554,000	688,838
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	250,000	335,300
Citizens Financial Group, Inc. 2.64%, 9/30/2032	258,000	258,080
Cooperatieve Rabobank UA:
5.25%, 8/4/2045 (a)	821,000	1,100,682
5.75%, 12/1/2043	417,000	589,325
Series BKNT, 5.25%, 5/24/2041	530,000	731,246
Credit Suisse Group AG 4.88%, 5/15/2045 (a)	463,000	584,264
Security Description	Principal Amount	Value
Fifth Third Bancorp 8.25%, 3/1/2038	$ 281,000	$ 468,739
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	149,000	182,412
Series BKNT, 4.63%, 2/13/2047	187,000	238,705
Goldman Sachs Capital I 6.35%, 2/15/2034	322,000	450,810
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	516,000	673,819
5.15%, 5/22/2045	978,000	1,304,300
6.13%, 2/15/2033	393,000	534,940
6.25%, 2/1/2041	1,018,000	1,507,729
6.45%, 5/1/2036	382,000	541,512
6.75%, 10/1/2037	2,269,000	3,304,209
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	984,000	1,153,760
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	321,000	390,949
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	876,000	916,646
Series MTN, 4.80%, 7/8/2044	707,000	922,812
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	200,000	256,586
Series BKNT, 5.88%, 11/1/2034	372,000	488,068
HSBC Holdings PLC:
5.25%, 3/14/2044	79,000	102,451
6.10%, 1/14/2042	213,000	309,941
6.50%, 5/2/2036	828,000	1,140,645
6.50%, 9/15/2037	1,038,000	1,445,820
6.80%, 6/1/2038	1,057,000	1,520,981
7.63%, 5/17/2032	2,000	2,811
JPMorgan Chase & Co.:
4.85%, 2/1/2044	475,000	622,801
4.95%, 6/1/2045	728,000	964,090
5.40%, 1/6/2042	982,000	1,349,690
5.50%, 10/15/2040	833,000	1,140,977
5.60%, 7/15/2041	840,000	1,176,924
5.63%, 8/16/2043	391,000	552,178
6.40%, 5/15/2038	1,414,000	2,081,238
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	351,000	407,873
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (b)	128,000	147,397
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	1,202,000	1,408,407

See accompanying notes to financial statements.
182

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	$ 523,000	$ 616,036
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	488,000	593,525
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	754,000	785,095
SOFR + 1.51%, 2.53%, 11/19/2041 (b)	597,000	568,756
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	1,633,000	1,742,787
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	796,000	825,157
SOFR + 2.46%, 3.11%, 4/22/2041 (b)	498,000	516,048
Lloyds Banking Group PLC:
4.34%, 1/9/2048	541,000	634,112
5.30%, 12/1/2045	387,000	509,749
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	548,000	623,969
4.15%, 3/7/2039	268,000	320,887
Morgan Stanley:
4.30%, 1/27/2045	904,000	1,121,186
4.38%, 1/22/2047	767,000	961,350
6.38%, 7/24/2042	741,000	1,135,953
7.25%, 4/1/2032	251,000	365,235
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (b)	445,000	549,028
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (b)	635,000	745,014
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	558,000	590,437
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b)	792,000	1,179,573
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (b)	876,000	860,398
Regions Bank Series BKNT, 6.45%, 6/26/2037	30,000	42,468
Sumitomo Mitsui Financial Group, Inc. 2.30%, 1/12/2041 (a)	70,000	65,558
Wachovia Corp. 5.50%, 8/1/2035	162,000	209,510
Wells Fargo & Co.:
3.90%, 5/1/2045	611,000	715,780
5.38%, 2/7/2035	228,000	305,431
5.38%, 11/2/2043	815,000	1,091,301
5.61%, 1/15/2044	732,000	1,001,193
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	1,139,000	1,167,976
Security Description	Principal Amount	Value
Series GMTN, 4.90%, 11/17/2045	$ 903,000	$ 1,155,831
Series MTN, 4.40%, 6/14/2046	672,000	811,521
Series MTN, 4.65%, 11/4/2044	1,439,000	1,773,193
Series MTN, 4.75%, 12/7/2046	657,000	830,376
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (b)	2,081,000	2,850,804
Wells Fargo Bank NA:
5.95%, 8/26/2036	289,000	396,228
Series BKNT, 5.85%, 2/1/2037	314,000	431,047
Series BKNT, 6.60%, 1/15/2038	486,000	717,297
Westpac Banking Corp.:
2.15%, 6/3/2031	260,000	262,946
2.96%, 11/16/2040	232,000	227,775
4.42%, 7/24/2039	387,000	457,306
		87,245,008
BEVERAGES — 3.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,247,000	1,529,408
4.90%, 2/1/2046	3,028,000	3,830,147
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	506,000	567,398
4.63%, 2/1/2044	213,000	258,691
4.70%, 2/1/2036	692,000	847,534
4.90%, 2/1/2046	653,000	815,479
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	520,000	566,498
4.35%, 6/1/2040	359,000	427,214
4.38%, 4/15/2038	501,000	597,062
4.44%, 10/6/2048	529,000	632,520
4.50%, 6/1/2050	1,136,000	1,385,227
4.60%, 4/15/2048	807,000	986,622
4.60%, 6/1/2060	686,000	844,198
4.75%, 4/15/2058	492,000	616,392
4.95%, 1/15/2042	686,000	865,245
5.45%, 1/23/2039	1,249,000	1,647,731
5.55%, 1/23/2049 (a)	1,397,000	1,920,819
5.80%, 1/23/2059	654,000	945,148
5.88%, 6/15/2035	170,000	226,374
8.00%, 11/15/2039	407,000	662,506
Brown-Forman Corp. 4.50%, 7/15/2045	251,000	323,961
Coca-Cola Co.:
2.25%, 1/5/2032	405,000	414,667
2.50%, 6/1/2040	344,000	341,251
2.50%, 3/15/2051	847,000	797,628

See accompanying notes to financial statements.
183

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.60%, 6/1/2050	$ 617,000	$ 593,955
2.75%, 6/1/2060	297,000	291,158
2.88%, 5/5/2041	424,000	439,311
3.00%, 3/5/2051	537,000	557,288
4.20%, 3/25/2050	139,000	174,644
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	240,000	231,494
5.25%, 11/26/2043	263,000	353,304
Constellation Brands, Inc.:
3.75%, 5/1/2050	149,000	164,290
4.10%, 2/15/2048	282,000	323,928
4.50%, 5/9/2047	299,000	361,578
5.25%, 11/15/2048	142,000	189,490
Diageo Capital PLC:
2.13%, 4/29/2032	216,000	217,156
3.88%, 4/29/2043	223,000	263,040
5.88%, 9/30/2036	174,000	248,117
Diageo Investment Corp.:
4.25%, 5/11/2042	273,000	334,725
7.45%, 4/15/2035	137,000	216,318
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	987,000	1,038,966
4.38%, 5/10/2043	136,000	162,478
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	352,000	370,001
3.80%, 5/1/2050	75,000	84,485
4.42%, 12/15/2046	308,000	371,969
4.50%, 11/15/2045	266,000	324,491
4.99%, 5/25/2038	306,000	389,688
5.09%, 5/25/2048	313,000	414,146
Molson Coors Beverage Co.:
4.20%, 7/15/2046	611,000	680,074
5.00%, 5/1/2042	475,000	582,616
PepsiCo, Inc.:
2.88%, 10/15/2049	361,000	370,946
3.38%, 7/29/2049	371,000	414,763
3.45%, 10/6/2046	268,000	300,825
3.50%, 3/19/2040	470,000	536,209
3.60%, 8/13/2042	148,000	171,393
3.63%, 3/19/2050	490,000	573,177
3.88%, 3/19/2060	402,000	495,883
4.00%, 3/5/2042	410,000	498,211
4.00%, 5/2/2047	391,000	476,985
4.25%, 10/22/2044	383,000	475,395
4.45%, 4/14/2046	365,000	467,258
4.60%, 7/17/2045	203,000	264,897
4.88%, 11/1/2040	157,000	208,268
5.50%, 1/15/2040	28,000	39,514
		36,722,154
BIOTECHNOLOGY — 1.7%
Amgen, Inc.:
2.77%, 9/1/2053	339,000	322,199
3.15%, 2/21/2040	1,696,000	1,763,840
Security Description	Principal Amount	Value
3.38%, 2/21/2050	$ 761,000	$ 801,934
4.40%, 5/1/2045	601,000	728,803
4.56%, 6/15/2048	409,000	514,232
4.66%, 6/15/2051	1,630,000	2,105,112
4.95%, 10/1/2041	345,000	446,185
5.15%, 11/15/2041	370,000	486,036
5.65%, 6/15/2042	50,000	68,883
6.38%, 6/1/2037	73,000	104,367
6.40%, 2/1/2039	35,000	50,425
Baxalta, Inc. 5.25%, 6/23/2045	594,000	794,196
Biogen, Inc.:
3.15%, 5/1/2050	616,000	605,744
3.25%, 2/15/2051 (c)	233,000	233,082
5.20%, 9/15/2045	446,000	596,351
Gilead Sciences, Inc.:
2.60%, 10/1/2040	311,000	299,580
2.80%, 10/1/2050	447,000	429,415
4.00%, 9/1/2036	679,000	786,621
4.15%, 3/1/2047	575,000	676,631
4.50%, 2/1/2045	1,087,000	1,327,444
4.60%, 9/1/2035	255,000	311,919
4.75%, 3/1/2046	846,000	1,072,728
4.80%, 4/1/2044	1,112,000	1,407,914
5.65%, 12/1/2041	333,000	458,268
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	228,000	207,845
Royalty Pharma PLC:
3.30%, 9/2/2040 (c)	250,000	251,340
3.55%, 9/2/2050 (c)	477,000	476,242
		17,327,336
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040 (c)	25,000	26,307
3.38%, 4/5/2040	1,017,000	1,070,189
3.58%, 4/5/2050	323,000	342,855
Johnson Controls International PLC:
4.50%, 2/15/2047	108,000	135,475
4.63%, 7/2/2044	159,000	197,554
4.95%, 7/2/2064 (d)	242,000	326,920
5.13%, 9/14/2045	154,000	203,956
6.00%, 1/15/2036	90,000	126,047
Lafarge SA 7.13%, 7/15/2036	10,000	14,808
Martin Marietta Materials, Inc. 3.20%, 7/15/2051 (e)	525,000	524,323
Masco Corp.:
3.13%, 2/15/2051	785,000	778,995
4.50%, 5/15/2047	137,000	166,232
Owens Corning:
4.30%, 7/15/2047	187,000	217,445
4.40%, 1/30/2048	242,000	285,618
7.00%, 12/1/2036	31,000	44,269

See accompanying notes to financial statements.
184

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Vulcan Materials Co.:
4.50%, 6/15/2047	$ 205,000	$ 248,610
4.70%, 3/1/2048	305,000	384,151
		5,093,754
CHEMICALS — 1.6%
Air Products & Chemicals, Inc. 2.70%, 5/15/2040	479,000	484,758
Dow Chemical Co 5.55%, 11/30/2048	709,000	995,287
Dow Chemical Co.:
3.60%, 11/15/2050 (a)	277,000	298,623
4.25%, 10/1/2034	250,000	289,150
4.38%, 11/15/2042	691,000	823,582
4.63%, 10/1/2044	121,000	147,881
4.80%, 5/15/2049	133,000	170,328
5.25%, 11/15/2041	262,000	341,336
7.38%, 11/1/2029	48,000	66,623
9.40%, 5/15/2039	264,000	464,870
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	610,000	806,206
5.42%, 11/15/2048	610,000	847,125
Eastman Chemical Co.:
4.65%, 10/15/2044	410,000	498,134
4.80%, 9/1/2042	150,000	184,109
Ecolab, Inc.:
2.13%, 8/15/2050 (a)	243,000	215,976
3.95%, 12/1/2047	258,000	311,434
FMC Corp. 4.50%, 10/1/2049	240,000	291,322
Huntsman International LLC 2.95%, 6/15/2031	75,000	76,285
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	263,000	309,817
5.00%, 9/26/2048	225,000	291,422
Linde, Inc. 3.55%, 11/7/2042	157,000	180,875
Lubrizol Corp. 6.50%, 10/1/2034	145,000	210,003
LYB International Finance B.V.:
4.88%, 3/15/2044	250,000	311,505
5.25%, 7/15/2043	294,000	380,048
LYB International Finance III LLC:
3.38%, 10/1/2040	291,000	301,633
3.63%, 4/1/2051	415,000	439,423
3.80%, 10/1/2060	143,000	150,989
4.20%, 10/15/2049	767,000	878,645
4.20%, 5/1/2050	328,000	376,223
Mosaic Co.:
4.88%, 11/15/2041	12,000	14,113
5.45%, 11/15/2033	458,000	575,793
5.63%, 11/15/2043	70,000	91,641
Security Description	Principal Amount	Value
Nutrien, Ltd.:
3.95%, 5/13/2050	$ 259,000	$ 298,062
4.90%, 6/1/2043	234,000	295,729
5.00%, 4/1/2049	618,000	814,691
5.88%, 12/1/2036	138,000	187,612
6.13%, 1/15/2041	196,000	280,476
7.13%, 5/23/2036	15,000	22,059
RPM International, Inc. 5.25%, 6/1/2045	18,000	22,514
Sherwin-Williams Co.:
3.30%, 5/15/2050 (a)	200,000	212,234
3.80%, 8/15/2049	389,000	446,805
4.50%, 6/1/2047	745,000	933,329
Westlake Chemical Corp.:
4.38%, 11/15/2047	195,000	228,602
5.00%, 8/15/2046	242,000	306,132
		15,873,404
COMMERCIAL SERVICES — 1.4%
American University Series 2019, 3.67%, 4/1/2049	132,000	151,401
California Endowment Series 2021, 2.50%, 4/1/2051	125,000	119,979
California Institute of Technology:
3.65%, 9/1/2119	196,000	221,566
4.32%, 8/1/2045	60,000	76,533
4.70%, 11/1/2111	73,000	103,435
Cleveland Clinic Foundation 4.86%, 1/1/2114	124,000	174,731
Duke University:
Series 2020, 2.68%, 10/1/2044	175,000	179,277
Series 2020, 2.76%, 10/1/2050	100,000	103,457
Series 2020, 2.83%, 10/1/2055	181,000	188,644
Emory University Series 2020, 2.97%, 9/1/2050	158,000	165,519
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	75,000	72,134
Series 2020, 2.82%, 6/1/2070	135,000	135,801
George Washington University:
4.87%, 9/15/2045	209,000	283,168
Series 2014, 4.30%, 9/15/2044	141,000	177,644
Series 2018, 4.13%, 9/15/2048	156,000	193,598
Georgetown University:
Series 20A, 2.94%, 4/1/2050	116,000	117,800

See accompanying notes to financial statements.
185

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series A, 5.22%, 10/1/2118	$ 121,000	$ 181,812
Series B, 4.32%, 4/1/2049 (a)	133,000	166,903
Global Payments, Inc. 4.15%, 8/15/2049	371,000	426,965
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	148,000	191,087
Series A, 2.81%, 1/1/2060	215,000	214,013
Leland Stanford Junior University:
2.41%, 6/1/2050	294,000	286,688
3.65%, 5/1/2048	127,000	153,523
Massachusetts Institute of Technology:
3.89%, 7/1/2116	132,000	161,812
3.96%, 7/1/2038	4,000	4,813
4.68%, 7/1/2114	411,000	601,063
5.60%, 7/1/2111	126,000	214,530
Series F, 2.99%, 7/1/2050	160,000	176,824
Series G, 2.29%, 7/1/2051	290,000	280,798
Moody's Corp.:
3.25%, 5/20/2050	120,000	125,524
4.88%, 12/17/2048	273,000	359,219
5.25%, 7/15/2044	219,000	295,409
Northeastern University Series 2020, 2.89%, 10/1/2050	100,000	101,755
Northwestern University:
4.64%, 12/1/2044	80,000	106,018
Series 2017, 3.66%, 12/1/2057	159,000	192,942
Series 2020, 2.64%, 12/1/2050	221,000	221,146
Novant Health, Inc.:
2.64%, 11/1/2036	75,000	76,441
3.17%, 11/1/2051	245,000	257,287
3.32%, 11/1/2061	150,000	159,092
PayPal Holdings, Inc. 3.25%, 6/1/2050 (a)	311,000	338,281
President & Fellows of Harvard College:
2.52%, 10/15/2050	247,000	247,459
4.88%, 10/15/2040	148,000	203,194
President and Fellows of Harvard College:
3.15%, 7/15/2046	169,000	188,917
3.30%, 7/15/2056 (a)	152,000	175,755
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	224,000	217,898
S&P Global, Inc.:
2.30%, 8/15/2060	107,000	91,874
3.25%, 12/1/2049	438,000	471,884
Trustees of Boston College 3.13%, 7/1/2052	147,000	155,504
Security Description	Principal Amount	Value
Trustees of Boston University Series CC, 4.06%, 10/1/2048	$ 177,000	$ 217,430
Trustees of Princeton University:
5.70%, 3/1/2039	119,000	173,164
Series 2020, 2.52%, 7/1/2050	218,000	215,290
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	176,000	200,082
4.67%, 9/1/2112	33,000	45,649
Series 2020, 2.40%, 10/1/2050	145,000	140,791
University of Chicago:
3.00%, 10/1/2052	150,000	157,617
4.00%, 10/1/2053	148,000	181,233
Series 20B, 2.76%, 4/1/2045	56,000	56,746
Series C, 2.55%, 4/1/2050	295,000	282,899
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	264,000	310,651
Series 2017, 3.39%, 2/15/2048	135,000	157,966
University of Southern California:
2.81%, 10/1/2050	124,000	126,003
3.03%, 10/1/2039	157,000	168,309
5.25%, 10/1/2111	107,000	164,139
Series 2017, 3.84%, 10/1/2047	143,000	173,825
Series 2021-A, 2.95%, 10/1/2051	140,000	146,506
Series A, 3.23%, 10/1/2120	168,000	166,522
Verisk Analytics, Inc.:
3.63%, 5/15/2050	282,000	301,686
5.50%, 6/15/2045	250,000	337,247
William Marsh Rice University:
3.57%, 5/15/2045	140,000	162,063
3.77%, 5/15/2055	151,000	189,719
Yale University Series 2020, 2.40%, 4/15/2050	136,000	131,953
		13,718,607
COMPUTERS — 2.2%
Apple, Inc.:
2.38%, 2/8/2041	799,000	777,323
2.40%, 8/20/2050	605,000	570,207
2.55%, 8/20/2060	622,000	580,052
2.65%, 5/11/2050	870,000	852,696
2.65%, 2/8/2051 (a)	885,000	868,176
2.80%, 2/8/2061	1,104,000	1,079,889

See accompanying notes to financial statements.
186

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.95%, 9/11/2049	$ 512,000	$ 530,877
3.45%, 2/9/2045	853,000	956,682
3.75%, 9/12/2047	378,000	443,579
3.75%, 11/13/2047	522,000	611,601
3.85%, 5/4/2043	960,000	1,142,611
3.85%, 8/4/2046	1,021,000	1,212,723
4.25%, 2/9/2047	295,000	371,491
4.38%, 5/13/2045	780,000	994,297
4.45%, 5/6/2044	331,000	426,626
4.50%, 2/23/2036	352,000	444,492
4.65%, 2/23/2046	948,000	1,257,882
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036	485,000	741,798
8.35%, 7/15/2046	678,000	1,109,242
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	383,000	519,781
6.35%, 10/15/2045	510,000	688,673
HP, Inc. 6.00%, 9/15/2041	649,000	853,552
International Business Machines Corp.:
2.85%, 5/15/2040	547,000	553,055
2.95%, 5/15/2050	700,000	702,135
4.00%, 6/20/2042	345,000	404,219
4.15%, 5/15/2039	720,000	855,511
4.25%, 5/15/2049	964,000	1,192,372
4.70%, 2/19/2046	242,000	315,658
5.60%, 11/30/2039	247,000	345,412
5.88%, 11/29/2032	237,000	324,711
6.50%, 1/15/2028	30,000	39,008
7.13%, 12/1/2096	44,000	76,806
		21,843,137
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	249,000	300,566
Series MTN, 4.00%, 8/15/2045	175,000	220,001
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049 (a)	182,000	197,670
4.15%, 3/15/2047	240,000	299,746
4.38%, 6/15/2045	157,000	197,575
Procter & Gamble Co 3.60%, 3/25/2050	244,000	296,755
Procter & Gamble Co.:
3.50%, 10/25/2047	347,000	413,100
5.55%, 3/5/2037	20,000	28,809
5.80%, 8/15/2034	70,000	99,470
Unilever Capital Corp. 5.90%, 11/15/2032	336,000	463,354
		2,517,046
Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	$ 127,000	$ 145,987
4.20%, 5/15/2047	357,000	437,600
4.60%, 6/15/2045	17,000	21,954
		605,541
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Ally Financial, Inc.:
8.00%, 11/1/2031	227,000	319,988
8.00%, 11/1/2031	550,000	791,032
American Express Co. 4.05%, 12/3/2042	357,000	427,236
Brookfield Finance LLC 3.45%, 4/15/2050	235,000	242,226
Brookfield Finance, Inc.:
3.50%, 3/30/2051	71,000	74,345
4.70%, 9/20/2047	384,000	468,223
CI Financial Corp. 4.10%, 6/15/2051 (a)	315,000	328,177
CME Group, Inc. 5.30%, 9/15/2043	183,000	262,790
Credit Suisse USA, Inc. 7.13%, 7/15/2032	419,000	607,445
GE Capital Funding LLC 4.55%, 5/15/2032	297,000	354,369
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,504,000	4,208,549
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	641,000	608,444
2.65%, 9/15/2040	294,000	281,746
3.00%, 6/15/2050	390,000	383,939
3.00%, 9/15/2060	452,000	435,687
4.25%, 9/21/2048	679,000	802,578
Invesco Finance PLC 5.38%, 11/30/2043	117,000	153,417
Jefferies Group LLC:
6.25%, 1/15/2036	211,000	282,246
6.50%, 1/20/2043	190,000	263,268
Legg Mason, Inc. 5.63%, 1/15/2044	276,000	386,141
Mastercard, Inc.:
2.95%, 3/15/2051	310,000	324,989
3.65%, 6/1/2049	330,000	384,113
3.80%, 11/21/2046 (a)	130,000	154,961
3.85%, 3/26/2050	539,000	652,864
3.95%, 2/26/2048	323,000	393,085
Nasdaq, Inc.:
2.50%, 12/21/2040	152,000	141,173
3.25%, 4/28/2050	196,000	196,668
Raymond James Financial, Inc.:
3.75%, 4/1/2051	388,000	426,327
4.95%, 7/15/2046	266,000	344,010

See accompanying notes to financial statements.
187

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Visa, Inc.:
2.00%, 8/15/2050	$ 763,000	$ 674,400
2.70%, 4/15/2040	352,000	364,098
3.65%, 9/15/2047	228,000	268,561
4.15%, 12/14/2035	462,000	567,932
4.30%, 12/14/2045	1,292,000	1,661,331
Western Union Co. 6.20%, 11/17/2036	210,000	265,568
		18,501,926
ELECTRIC — 10.8%
AEP Texas, Inc.:
3.45%, 5/15/2051	178,000	184,080
Series H, 3.45%, 1/15/2050	21,000	21,779
AEP Transmission Co. LLC:
3.75%, 12/1/2047	321,000	367,429
3.80%, 6/15/2049	59,000	68,294
4.25%, 9/15/2048	234,000	288,342
Series M, 3.65%, 4/1/2050	33,000	37,546
Alabama Power Co.:
3.13%, 7/15/2051	205,000	210,262
3.45%, 10/1/2049	427,000	466,579
3.75%, 3/1/2045	264,000	301,084
3.85%, 12/1/2042	199,000	228,155
4.15%, 8/15/2044	478,000	577,233
4.30%, 1/2/2046	51,000	62,456
6.00%, 3/1/2039	113,000	160,504
6.13%, 5/15/2038	142,000	203,198
Series A, 4.30%, 7/15/2048	255,000	315,657
Series B, 3.70%, 12/1/2047	168,000	190,494
Ameren Illinois Co.:
2.90%, 6/15/2051	100,000	100,993
3.25%, 3/15/2050	155,000	166,951
3.70%, 12/1/2047	526,000	601,686
4.15%, 3/15/2046	123,000	149,513
4.50%, 3/15/2049	168,000	215,986
American Electric Power Co., Inc. 3.25%, 3/1/2050	156,000	155,772
Appalachian Power Co.:
4.40%, 5/15/2044	102,000	120,840
7.00%, 4/1/2038	105,000	157,004
Series Y, 4.50%, 3/1/2049	229,000	280,708
Series Z, 3.70%, 5/1/2050	293,000	322,786
Arizona Public Service Co.:
2.65%, 9/15/2050	394,000	372,925
3.35%, 5/15/2050	140,000	149,463
3.50%, 12/1/2049	201,000	219,239
3.75%, 5/15/2046	145,000	163,721
4.25%, 3/1/2049	157,000	190,947
4.35%, 11/15/2045	276,000	335,550
4.50%, 4/1/2042	147,000	180,046
5.05%, 9/1/2041	49,000	63,812
Security Description	Principal Amount	Value
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	$ 188,000	$ 187,833
3.20%, 9/15/2049	254,000	266,101
3.50%, 8/15/2046	175,000	192,337
3.75%, 8/15/2047	338,000	390,005
4.25%, 9/15/2048	86,000	105,694
6.35%, 10/1/2036	123,000	177,051
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	660,000	640,827
3.80%, 7/15/2048	434,000	492,959
4.25%, 10/15/2050	291,000	357,101
4.45%, 1/15/2049	460,000	575,115
4.50%, 2/1/2045	389,000	476,482
5.95%, 5/15/2037	145,000	199,785
6.13%, 4/1/2036	634,000	893,382
Black Hills Corp.:
3.88%, 10/15/2049	290,000	312,750
4.20%, 9/15/2046	142,000	159,548
4.35%, 5/1/2033	219,000	255,418
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	41,000	46,132
4.50%, 4/1/2044	45,000	58,208
Series AC, 4.25%, 2/1/2049	338,000	421,946
Series AD, 2.90%, 7/1/2050	418,000	422,389
Series K2, 6.95%, 3/15/2033	137,000	194,085
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	136,000	138,774
3.70%, 9/1/2049	100,000	107,385
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	145,000	173,018
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	141,000	179,322
CMS Energy Corp. 4.88%, 3/1/2044	76,000	97,126
Commonwealth Edison Co.:
3.00%, 3/1/2050	189,000	194,415
3.65%, 6/15/2046	25,000	28,332
3.70%, 3/1/2045	34,000	38,845
3.80%, 10/1/2042	308,000	354,545
4.00%, 3/1/2048 (a)	350,000	419,541
4.00%, 3/1/2049	316,000	378,710
4.35%, 11/15/2045	130,000	161,468
4.60%, 8/15/2043	204,000	257,958
4.70%, 1/15/2044	103,000	131,925
5.90%, 3/15/2036	5,000	7,078
6.45%, 1/15/2038	145,000	212,361
Series 123, 3.75%, 8/15/2047	196,000	226,774

See accompanying notes to financial statements.
188

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series 127, 3.20%, 11/15/2049	$ 336,000	$ 355,421
Connecticut Light & Power Co.:
4.00%, 4/1/2048	189,000	228,798
4.30%, 4/15/2044	300,000	372,030
Consolidated Edison Co. of New York, Inc.:
3.60%, 6/15/2061	405,000	421,431
3.70%, 11/15/2059	542,000	577,642
3.85%, 6/15/2046	280,000	310,677
3.95%, 3/1/2043	310,000	348,421
4.45%, 3/15/2044	262,000	315,118
4.50%, 12/1/2045	237,000	286,720
4.50%, 5/15/2058	631,000	765,712
4.63%, 12/1/2054	314,000	394,839
5.70%, 6/15/2040	168,000	227,487
Series 05-A, 5.30%, 3/1/2035	155,000	196,284
Series 06-A, 5.85%, 3/15/2036	128,000	171,082
Series 08-B, 6.75%, 4/1/2038	133,000	195,809
Series 09-C, 5.50%, 12/1/2039	226,000	299,809
Series 12-A, 4.20%, 3/15/2042	119,000	138,305
Series 2017, 3.88%, 6/15/2047	220,000	246,888
Series 20B, 3.95%, 4/1/2050	381,000	433,311
Series A, 4.13%, 5/15/2049	251,000	293,140
Series C, 3.00%, 12/1/2060	241,000	223,005
Series C, 4.00%, 11/15/2057	139,000	156,962
Series C, 4.30%, 12/1/2056	165,000	194,563
Series E, 4.65%, 12/1/2048	242,000	300,295
Consumers Energy Co.:
2.50%, 5/1/2060	261,000	236,704
3.10%, 8/15/2050	64,000	67,770
3.25%, 8/15/2046	170,000	183,255
3.50%, 8/1/2051	190,000	215,490
3.75%, 2/15/2050	167,000	196,365
3.95%, 5/15/2043	88,000	103,778
3.95%, 7/15/2047	199,000	237,803
4.05%, 5/15/2048	195,000	238,192
4.35%, 4/15/2049	193,000	246,664
Dayton Power & Light Co. 3.95%, 6/15/2049	92,000	102,696
Delmarva Power & Light Co. 4.15%, 5/15/2045	128,000	152,641
Security Description	Principal Amount	Value
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	$ 13,000	$ 16,688
5.10%, 6/1/2065	425,000	616,033
5.30%, 5/15/2033	149,000	194,627
6.05%, 1/15/2038	212,000	300,769
6.63%, 2/1/2032	164,000	229,037
Dominion Energy, Inc.:
4.70%, 12/1/2044	538,000	671,505
Series B, 3.30%, 4/15/2041	245,000	257,074
Series B, 5.95%, 6/15/2035	168,000	227,012
Series C, 4.05%, 9/15/2042	128,000	146,344
Series C, 4.90%, 8/1/2041	254,000	321,457
Series E, 6.30%, 3/15/2033	135,000	181,319
Series F, 5.25%, 8/1/2033	54,000	67,655
DTE Electric Co.:
2.95%, 3/1/2050	175,000	179,503
3.70%, 3/15/2045	135,000	154,239
3.70%, 6/1/2046	138,000	157,843
3.75%, 8/15/2047	250,000	288,895
3.95%, 3/1/2049	322,000	387,572
4.30%, 7/1/2044	52,000	63,786
Series A, 4.00%, 4/1/2043	25,000	29,627
Series A, 4.05%, 5/15/2048	110,000	133,539
Series B, 3.25%, 4/1/2051	159,000	172,024
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	403,000	423,573
3.75%, 6/1/2045	297,000	336,468
3.88%, 3/15/2046	18,000	20,792
3.95%, 3/15/2048	245,000	287,522
4.25%, 12/15/2041	214,000	259,190
5.30%, 2/15/2040	213,000	289,458
6.00%, 1/15/2038	86,000	121,872
6.05%, 4/15/2038	270,000	383,673
6.10%, 6/1/2037	244,000	339,853
6.45%, 10/15/2032	89,000	122,421
Duke Energy Corp.:
3.30%, 6/15/2041	205,000	209,840
3.50%, 6/15/2051	205,000	211,952
3.75%, 9/1/2046	591,000	630,118
3.95%, 8/15/2047	206,000	227,251
4.20%, 6/15/2049	352,000	403,508
4.80%, 12/15/2045	162,000	198,583
Duke Energy Florida LLC:
3.40%, 10/1/2046	224,000	243,080
4.20%, 7/15/2048	205,000	251,350
5.65%, 4/1/2040	111,000	154,851
6.35%, 9/15/2037	6,000	8,859
6.40%, 6/15/2038	391,000	577,147
Duke Energy Indiana LLC:
2.75%, 4/1/2050	290,000	280,993

See accompanying notes to financial statements.
189

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.75%, 5/15/2046	$ 260,000	$ 292,911
6.12%, 10/15/2035	50,000	68,723
6.35%, 8/15/2038	145,000	211,854
6.45%, 4/1/2039	157,000	230,955
Series WWW, 4.90%, 7/15/2043	270,000	344,706
Series YYY, 3.25%, 10/1/2049	269,000	284,029
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	104,000	116,244
4.30%, 2/1/2049	199,000	245,679
Duke Energy Progress LLC:
2.50%, 8/15/2050	257,000	236,990
3.60%, 9/15/2047 (a)	249,000	277,720
3.70%, 10/15/2046	234,000	265,096
4.10%, 5/15/2042	25,000	29,575
4.10%, 3/15/2043	209,000	248,762
4.15%, 12/1/2044	503,000	607,453
4.20%, 8/15/2045	333,000	401,418
4.38%, 3/30/2044	271,000	334,251
6.30%, 4/1/2038	2,000	2,906
El Paso Electric Co.:
5.00%, 12/1/2044	67,000	81,236
6.00%, 5/15/2035	147,000	196,216
Emera US Finance L.P.:
2.64%, 6/15/2031 (c)	76,000	76,496
4.75%, 6/15/2046	497,000	593,199
Entergy Arkansas LLC:
2.65%, 6/15/2051	598,000	570,133
3.35%, 6/15/2052	260,000	279,001
4.20%, 4/1/2049	112,000	136,470
Entergy Corp.:
2.40%, 6/15/2031	594,000	593,566
3.75%, 6/15/2050	103,000	112,866
Entergy Louisiana LLC:
2.35%, 6/15/2032	170,000	172,412
3.05%, 6/1/2031	63,000	68,177
3.10%, 6/15/2041	160,000	169,099
4.00%, 3/15/2033	203,000	237,849
4.20%, 9/1/2048	363,000	442,947
4.20%, 4/1/2050	250,000	307,220
Entergy Mississippi LLC:
3.50%, 6/1/2051	135,000	148,805
3.85%, 6/1/2049	100,000	115,753
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	248,000	261,506
3.45%, 4/15/2050	135,000	147,670
4.10%, 4/1/2043	124,000	146,407
4.13%, 3/1/2042	175,000	206,015
4.25%, 12/1/2045	125,000	151,170
Evergy Metro, Inc.:
4.20%, 6/15/2047	196,000	236,413
4.20%, 3/15/2048	45,000	54,751
5.30%, 10/1/2041	135,000	178,763
Security Description	Principal Amount	Value
Series 2019, 4.13%, 4/1/2049	$ 206,000	$ 248,617
Series B, 6.05%, 11/15/2035	30,000	41,012
Eversource Energy 3.45%, 1/15/2050	290,000	306,394
Exelon Corp.:
4.45%, 4/15/2046	274,000	332,389
4.70%, 4/15/2050	194,000	244,958
4.95%, 6/15/2035	28,000	34,383
5.10%, 6/15/2045	78,000	102,189
5.63%, 6/15/2035	125,000	164,513
Exelon Generation Co. LLC:
5.60%, 6/15/2042	557,000	653,667
5.75%, 10/1/2041	467,000	551,882
6.25%, 10/1/2039	1,172,000	1,443,775
Florida Power & Light Co.:
3.15%, 10/1/2049	256,000	277,980
3.70%, 12/1/2047	212,000	249,323
3.80%, 12/15/2042	241,000	284,190
3.95%, 3/1/2048	347,000	421,667
3.99%, 3/1/2049	141,000	173,368
4.05%, 6/1/2042	195,000	236,888
4.05%, 10/1/2044	220,000	267,775
4.13%, 2/1/2042	253,000	308,318
4.13%, 6/1/2048	267,000	332,097
5.25%, 2/1/2041	681,000	933,120
5.63%, 4/1/2034	117,000	158,694
5.65%, 2/1/2037	187,000	256,334
5.69%, 3/1/2040 (a)	128,000	182,717
5.95%, 2/1/2038	155,000	223,536
5.96%, 4/1/2039	128,000	187,235
Georgia Power Co.:
4.30%, 3/15/2042	345,000	408,694
4.30%, 3/15/2043	63,000	74,583
Series 10-C, 4.75%, 9/1/2040	142,000	175,418
Series A, 3.25%, 3/15/2051	379,000	384,632
Series B, 3.70%, 1/30/2050	467,000	508,386
Iberdrola International B.V. 6.75%, 7/15/2036	276,000	418,811
Idaho Power Co. Series K, 4.20%, 3/1/2048	182,000	221,367
Indiana Michigan Power Co.:
4.25%, 8/15/2048	100,000	121,701
6.05%, 3/15/2037	64,000	88,638
Series K, 4.55%, 3/15/2046	63,000	78,774
Series L, 3.75%, 7/1/2047	128,000	143,485
Interstate Power & Light Co.:
3.50%, 9/30/2049	175,000	190,193
3.70%, 9/15/2046	50,000	55,780
6.25%, 7/15/2039	77,000	109,587

See accompanying notes to financial statements.
190

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Jersey Central Power & Light Co. 6.15%, 6/1/2037	$ 71,000	$ 92,661
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	121,535	148,292
Kentucky Utilities Co.:
3.30%, 6/1/2050	227,000	239,814
4.38%, 10/1/2045	316,000	385,093
5.13%, 11/1/2040	754,000	986,436
Louisville Gas & Electric Co. 4.25%, 4/1/2049	130,000	160,567
MidAmerican Energy Co.:
3.15%, 4/15/2050	159,000	169,961
3.65%, 8/1/2048	321,000	366,405
3.95%, 8/1/2047	319,000	378,146
4.25%, 5/1/2046	117,000	144,583
4.25%, 7/15/2049	315,000	395,697
4.40%, 10/15/2044	202,000	250,268
4.80%, 9/15/2043	111,000	143,833
6.75%, 12/30/2031	63,000	89,303
Series MTN, 5.75%, 11/1/2035	106,000	145,854
Series MTN, 5.80%, 10/15/2036	120,000	165,710
Mississippi Power Co. Series B, 3.10%, 7/30/2051	250,000	251,160
National Grid USA 5.80%, 4/1/2035	95,000	118,283
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	177,000	207,579
4.30%, 3/15/2049	132,000	165,007
4.40%, 11/1/2048	96,000	121,723
Series C, 8.00%, 3/1/2032	19,000	28,683
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	142,000	146,750
Series N, 6.65%, 4/1/2036	148,000	215,845
Series R, 6.75%, 7/1/2037	59,000	85,783
Northern States Power Co.:
2.60%, 6/1/2051	295,000	284,162
2.90%, 3/1/2050	198,000	202,649
3.20%, 4/1/2052	295,000	319,013
3.40%, 8/15/2042	286,000	316,545
3.60%, 5/15/2046	169,000	192,341
3.60%, 9/15/2047	249,000	283,549
4.00%, 8/15/2045	167,000	199,550
4.13%, 5/15/2044	207,000	251,310
5.35%, 11/1/2039	88,000	120,873
6.20%, 7/1/2037	241,000	353,277
6.25%, 6/1/2036	114,000	163,295
NorthWestern Corp. 4.18%, 11/15/2044	78,000	91,602
Security Description	Principal Amount	Value
NSTAR Electric Co.:
3.10%, 6/1/2051	$ 185,000	$ 192,973
4.40%, 3/1/2044	171,000	212,288
5.50%, 3/15/2040	58,000	79,371
Oglethorpe Power Corp.:
5.05%, 10/1/2048	196,000	246,446
5.25%, 9/1/2050	153,000	192,633
5.38%, 11/1/2040	113,000	142,955
5.95%, 11/1/2039	168,000	224,208
Ohio Edison Co. 6.88%, 7/15/2036	190,000	266,969
Ohio Power Co.:
4.00%, 6/1/2049	104,000	123,091
4.15%, 4/1/2048	95,000	114,146
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	50,000	57,030
4.15%, 4/1/2047	137,000	163,034
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	193,000	203,874
3.70%, 5/15/2050	947,000	1,107,734
3.80%, 9/30/2047	211,000	246,891
4.10%, 11/15/2048	342,000	417,353
5.25%, 9/30/2040	63,000	85,381
5.30%, 6/1/2042	94,000	129,475
7.25%, 1/15/2033	56,000	83,162
7.50%, 9/1/2038	277,000	450,745
Pacific Gas & Electric Co.:
3.25%, 6/1/2031 (a)	180,000	177,102
3.30%, 8/1/2040	350,000	318,300
3.50%, 8/1/2050	737,000	655,952
3.75%, 8/15/2042	29,000	26,449
3.95%, 12/1/2047	592,000	550,004
4.00%, 12/1/2046	200,000	187,982
4.20%, 6/1/2041	154,000	151,556
4.25%, 3/15/2046	251,000	240,227
4.30%, 3/15/2045	406,000	390,816
4.45%, 4/15/2042	5,000	4,965
4.50%, 7/1/2040	926,000	926,046
4.60%, 6/15/2043	72,000	71,747
4.75%, 2/15/2044	346,000	349,329
4.95%, 7/1/2050	874,000	900,272
PacifiCorp:
3.30%, 3/15/2051	50,000	53,264
4.10%, 2/1/2042	200,000	235,382
4.13%, 1/15/2049	1,239,000	1,486,193
5.25%, 6/15/2035	55,000	71,601
5.75%, 4/1/2037	112,000	153,485
6.00%, 1/15/2039	259,000	366,671
6.10%, 8/1/2036	128,000	179,086
6.25%, 10/15/2037	288,000	410,579
6.35%, 7/15/2038	50,000	72,485
7.70%, 11/15/2031	11,000	16,222
PECO Energy Co.:
2.80%, 6/15/2050	300,000	299,079

See accompanying notes to financial statements.
191

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.70%, 9/15/2047	$ 120,000	$ 137,970
3.90%, 3/1/2048	266,000	316,966
4.15%, 10/1/2044	77,000	93,184
Potomac Electric Power Co. 4.15%, 3/15/2043	122,000	146,656
PPL Capital Funding, Inc. 5.00%, 3/15/2044	75,000	98,514
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	113,000	135,011
4.15%, 10/1/2045	144,000	174,086
4.15%, 6/15/2048	306,000	376,316
Progress Energy, Inc.:
6.00%, 12/1/2039	285,000	393,146
7.00%, 10/30/2031	148,000	204,429
7.75%, 3/1/2031	78,000	111,244
PSEG Power LLC 8.63%, 4/15/2031	156,000	239,928
Public Service Co. of Colorado:
3.60%, 9/15/2042	129,000	145,722
3.80%, 6/15/2047	239,000	279,178
4.05%, 9/15/2049	56,000	69,044
4.30%, 3/15/2044	255,000	311,314
6.50%, 8/1/2038	135,000	202,527
Series 17, 6.25%, 9/1/2037	54,000	79,097
Series 34, 3.20%, 3/1/2050	165,000	178,421
Series 36, 2.70%, 1/15/2051	151,000	148,773
Public Service Co. of New Hampshire 3.60%, 7/1/2049	45,000	51,069
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	100,000	86,560
Series MTN, 2.70%, 5/1/2050	220,000	216,480
Series MTN, 3.00%, 3/1/2051	105,000	108,879
Series MTN, 3.15%, 1/1/2050	145,000	154,670
Series MTN, 3.20%, 8/1/2049	292,000	313,138
Series MTN, 3.60%, 12/1/2047	155,000	176,475
Series MTN, 3.65%, 9/1/2042	67,000	75,913
Series MTN, 3.80%, 1/1/2043	95,000	109,874
Series MTN, 3.80%, 3/1/2046	615,000	723,338
Series MTN, 3.85%, 5/1/2049	180,000	213,588
Series MTN, 4.15%, 11/1/2045	98,000	116,714
Series MTN, 5.80%, 5/1/2037	3,000	4,155
Security Description	Principal Amount	Value
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	$ 252,000	$ 268,062
4.22%, 6/15/2048	356,000	436,527
4.30%, 5/20/2045	128,000	157,088
5.64%, 4/15/2041	87,000	119,896
5.76%, 10/1/2039 (a)	44,000	60,677
5.80%, 3/15/2040	41,000	57,065
6.27%, 3/15/2037	97,000	136,315
San Diego Gas & Electric Co.:
4.50%, 8/15/2040	156,000	193,334
6.00%, 6/1/2039	137,000	192,654
Series TTT, 4.10%, 6/15/2049	411,000	495,658
Sempra Energy:
3.80%, 2/1/2038	388,000	432,806
4.00%, 2/1/2048	117,000	131,201
6.00%, 10/15/2039	715,000	994,815
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	596	662
Southern California Edison Co.:
3.65%, 2/1/2050	402,000	403,021
4.00%, 4/1/2047	1,078,000	1,135,134
4.05%, 3/15/2042	149,000	160,506
4.50%, 9/1/2040	7,000	8,051
4.65%, 10/1/2043	272,000	312,781
5.50%, 3/15/2040	139,000	174,059
5.63%, 2/1/2036	352,000	448,638
6.00%, 1/15/2034	268,000	348,306
6.05%, 3/15/2039	298,000	396,960
Series 04-G, 5.75%, 4/1/2035	262,000	337,582
Series 05-E, 5.35%, 7/15/2035	158,000	197,369
Series 08-A, 5.95%, 2/1/2038	147,000	190,490
Series 13-A, 3.90%, 3/15/2043	135,000	141,562
Series 20A, 2.95%, 2/1/2051	381,000	347,278
Series B, 4.88%, 3/1/2049	217,000	258,174
Series C, 3.60%, 2/1/2045	20,000	20,062
Series C, 4.13%, 3/1/2048	487,000	520,924
Series H, 3.65%, 6/1/2051	355,000	356,235
Southern Co.:
4.25%, 7/1/2036	149,000	172,833
4.40%, 7/1/2046	835,000	979,622
Southern Power Co.:
5.15%, 9/15/2041	76,000	92,535
5.25%, 7/15/2043	100,000	122,692
Southwestern Electric Power Co.:
6.20%, 3/15/2040	1,068,000	1,493,288
Series J, 3.90%, 4/1/2045	252,000	276,767
Series L, 3.85%, 2/1/2048	126,000	138,546

See accompanying notes to financial statements.
192

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Southwestern Public Service Co.:
3.40%, 8/15/2046	$ 270,000	$ 290,169
3.70%, 8/15/2047	99,000	111,524
3.75%, 6/15/2049	292,000	337,482
4.50%, 8/15/2041	135,000	166,500
Series 6, 4.40%, 11/15/2048	130,000	162,975
Tampa Electric Co.:
3.45%, 3/15/2051	232,000	254,636
4.10%, 6/15/2042	32,000	37,358
4.30%, 6/15/2048	235,000	288,063
Toledo Edison Co. 6.15%, 5/15/2037	157,000	214,065
Tucson Electric Power Co.:
3.25%, 5/1/2051	165,000	170,730
4.00%, 6/15/2050	200,000	233,212
4.85%, 12/1/2048	229,000	299,211
Union Electric Co.:
2.15%, 3/15/2032	205,000	205,533
2.63%, 3/15/2051	157,000	150,298
3.90%, 9/15/2042	124,000	142,133
4.00%, 4/1/2048	166,000	196,941
5.30%, 8/1/2037	371,000	480,905
8.45%, 3/15/2039	29,000	49,676
Virginia Electric & Power Co.:
2.45%, 12/15/2050	197,000	181,451
3.30%, 12/1/2049 (a)	229,000	246,148
4.00%, 1/15/2043	359,000	419,093
4.45%, 2/15/2044	307,000	380,336
4.60%, 12/1/2048	226,000	292,180
8.88%, 11/15/2038	145,000	257,659
Series A, 6.00%, 5/15/2037	156,000	217,033
Series B, 3.80%, 9/15/2047	276,000	316,390
Series B, 4.20%, 5/15/2045	150,000	179,585
Series B, 6.00%, 1/15/2036 (a)	151,000	209,361
Series C, 4.00%, 11/15/2046	373,000	438,510
Series D, 4.65%, 8/15/2043	269,000	340,715
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	117,000	146,393
5.70%, 12/1/2036	146,000	199,081
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	199,000	225,405
6.38%, 8/15/2037	40,000	57,182
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	176,000	188,389
3.67%, 12/1/2042	114,000	129,382
4.75%, 11/1/2044	154,000	197,653
Security Description	Principal Amount	Value
Xcel Energy, Inc.:
3.50%, 12/1/2049	$ 75,000	$ 81,075
6.50%, 7/1/2036	166,000	241,249
		108,312,640
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (f)
Emerson Electric Co.:
2.75%, 10/15/2050	185,000	184,987
6.13%, 4/15/2039	62,000	89,053
		274,040
ELECTRONICS — 0.2%
Fortive Corp. 4.30%, 6/15/2046	256,000	305,464
Honeywell International, Inc.:
2.80%, 6/1/2050 (a)	373,000	384,544
3.81%, 11/21/2047	258,000	308,290
5.70%, 3/15/2036	35,000	48,209
5.38%, 3/1/2041	162,000	225,366
Tyco Electronics Group SA 7.13%, 10/1/2037	206,000	315,399
		1,587,272
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
1.75%, 2/15/2032	443,000	422,095
3.05%, 3/1/2050	134,000	136,791
6.20%, 3/1/2040	110,000	158,018
Waste Connections, Inc. 3.05%, 4/1/2050	256,000	260,552
Waste Management, Inc.:
2.95%, 6/1/2041	118,000	121,657
4.10%, 3/1/2045	75,000	89,778
4.15%, 7/15/2049	526,000	653,124
		1,842,015
FOOD — 1.0%
Campbell Soup Co.:
3.13%, 4/24/2050	243,000	236,568
4.80%, 3/15/2048	255,000	314,374
Conagra Brands, Inc.:
5.30%, 11/1/2038	320,000	407,005
5.40%, 11/1/2048	338,000	451,781
General Mills, Inc.:
3.00%, 2/1/2051 (a) (c)	243,000	244,835
5.40%, 6/15/2040	158,000	212,395
Hershey Co. 3.38%, 8/15/2046	226,000	250,871
Hormel Foods Corp. 3.05%, 6/3/2051	628,000	653,704
Ingredion, Inc. 3.90%, 6/1/2050	130,000	145,946
JM Smucker Co.:
3.55%, 3/15/2050	138,000	148,827
4.25%, 3/15/2035	132,000	154,606
4.38%, 3/15/2045	143,000	171,360

See accompanying notes to financial statements.
193

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Kellogg Co.:
4.50%, 4/1/2046	$ 201,000	$ 249,503
Series B, 7.45%, 4/1/2031	134,000	194,236
Kroger Co 3.95%, 1/15/2050 (a)	310,000	353,930
Kroger Co.:
3.88%, 10/15/2046	441,000	486,886
4.45%, 2/1/2047	109,000	130,277
4.65%, 1/15/2048	218,000	267,266
5.00%, 4/15/2042	277,000	349,845
5.15%, 8/1/2043	186,000	240,450
5.40%, 7/15/2040	43,000	56,494
5.40%, 1/15/2049	211,000	287,648
6.90%, 4/15/2038	126,000	185,921
McCormick & Co., Inc. 4.20%, 8/15/2047	123,000	148,090
Mondelez International, Inc.:
1.88%, 10/15/2032	438,000	423,647
2.63%, 9/4/2050	171,000	159,211
Sysco Corp.:
3.30%, 2/15/2050	236,000	236,842
4.45%, 3/15/2048	112,000	133,745
4.50%, 4/1/2046	150,000	177,669
4.85%, 10/1/2045	362,000	451,667
5.38%, 9/21/2035	55,000	71,263
6.60%, 4/1/2040	236,000	348,036
6.60%, 4/1/2050	355,000	551,681
Tyson Foods, Inc.:
4.55%, 6/2/2047	399,000	487,610
4.88%, 8/15/2034	148,000	184,032
5.10%, 9/28/2048	451,000	594,995
5.15%, 8/15/2044	174,000	225,123
		10,388,339
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (a)	94,000	112,487
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	122,500
8.88%, 5/15/2031	26,000	41,036
International Paper Co.:
4.35%, 8/15/2048 (a)	336,000	418,300
4.80%, 6/15/2044	584,000	744,618
5.00%, 9/15/2035	293,000	368,688
5.15%, 5/15/2046	376,000	503,419
6.00%, 11/15/2041	492,000	701,572
7.30%, 11/15/2039	116,000	181,143
Suzano Austria GmbH 3.13%, 1/15/2032 (e)	165,000	163,282
		3,357,045
GAS — 0.7%
Atmos Energy Corp.:
3.38%, 9/15/2049	213,000	229,241
4.13%, 10/15/2044	361,000	424,987
Security Description	Principal Amount	Value
4.13%, 3/15/2049	$ 225,000	$ 271,078
4.15%, 1/15/2043	125,000	146,366
4.30%, 10/1/2048	171,000	208,346
5.50%, 6/15/2041	106,000	142,215
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	61,000	70,578
5.85%, 1/15/2041	90,000	123,090
Eastern Energy Gas Holdings LLC:
4.80%, 11/1/2043	3,000	3,544
Series C, 3.90%, 11/15/2049	300,000	322,998
NiSource, Inc.:
3.95%, 3/30/2048	252,000	287,998
4.38%, 5/15/2047	415,000	496,415
4.80%, 2/15/2044	297,000	368,289
5.65%, 2/1/2045	187,000	256,175
5.95%, 6/15/2041	191,000	266,966
ONE Gas, Inc. 4.66%, 2/1/2044	153,000	186,880
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	259,000	266,962
3.64%, 11/1/2046	262,000	282,735
4.65%, 8/1/2043	90,000	110,003
Southern California Gas Co.:
3.75%, 9/15/2042	152,000	171,043
5.13%, 11/15/2040	82,000	107,289
Series UU, 4.13%, 6/1/2048	184,000	221,008
Series VV, 4.30%, 1/15/2049	195,000	243,532
Series WW, 3.95%, 2/15/2050	205,000	243,058
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	123,000	136,837
4.40%, 6/1/2043	130,000	155,015
4.40%, 5/30/2047	210,000	247,367
5.88%, 3/15/2041	161,000	222,988
Southwest Gas Corp.:
3.80%, 9/29/2046	146,000	156,734
4.15%, 6/1/2049	135,000	153,853
Spire Missouri, Inc. 3.30%, 6/1/2051	240,000	255,866
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	107,000	121,700
Series MTN, 3.65%, 9/15/2049	250,000	280,757
		7,181,913
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	11,000	11,649

See accompanying notes to financial statements.
194

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.10%, 3/1/2048	$ 191,000	$ 234,321
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	355,000	346,274
4.85%, 11/15/2048	146,000	196,834
5.20%, 9/1/2040	45,000	59,308
		848,386
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
4.75%, 4/15/2043	189,000	250,266
4.90%, 11/30/2046	1,050,000	1,432,935
5.30%, 5/27/2040	1,214,000	1,684,219
6.00%, 4/1/2039	209,000	306,154
6.15%, 11/30/2037	215,000	316,762
Baxter International, Inc. 1.73%, 4/1/2031 (a)	136,000	132,386
Boston Scientific Corp.:
4.55%, 3/1/2039	465,000	567,900
4.70%, 3/1/2049	248,000	317,435
7.38%, 1/15/2040	70,000	110,802
Danaher Corp.:
2.60%, 10/1/2050	205,000	195,783
4.38%, 9/15/2045	444,000	555,049
DH Europe Finance II Sarl:
3.25%, 11/15/2039	286,000	306,772
3.40%, 11/15/2049	129,000	141,900
Koninklijke Philips NV:
5.00%, 3/15/2042	147,000	195,491
6.88%, 3/11/2038	293,000	446,274
Medtronic, Inc.:
4.38%, 3/15/2035	763,000	949,622
4.63%, 3/15/2045	500,000	655,870
PerkinElmer, Inc. 3.63%, 3/15/2051	233,000	252,744
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	229,000	243,223
Stryker Corp.:
2.90%, 6/15/2050	179,000	179,813
4.10%, 4/1/2043	180,000	210,999
4.38%, 5/15/2044	149,000	183,303
4.63%, 3/15/2046	234,000	299,635
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	382,000	465,012
5.30%, 2/1/2044	42,000	58,379
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	30,000	35,512
5.75%, 11/30/2039	215,000	287,036
		10,781,276
HEALTH CARE SERVICES — 4.5%
Adventist Health System 3.63%, 3/1/2049	260,000	284,203
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	129,000	142,363
Security Description	Principal Amount	Value
4.27%, 8/15/2048	$ 185,000	$ 233,267
Series 2020, 3.01%, 6/15/2050	220,000	226,851
Aetna, Inc.:
3.88%, 8/15/2047	477,000	535,819
4.13%, 11/15/2042	226,000	258,967
4.50%, 5/15/2042	161,000	192,764
4.75%, 3/15/2044	196,000	242,915
6.63%, 6/15/2036	249,000	362,791
6.75%, 12/15/2037	277,000	409,143
AHS Hospital Corp. 5.02%, 7/1/2045	124,000	169,860
Allina Health System Series 2019, 3.89%, 4/15/2049	123,000	142,272
Anthem, Inc.:
3.13%, 5/15/2050	309,000	316,082
3.60%, 3/15/2051	275,000	302,203
3.70%, 9/15/2049	305,000	339,093
4.38%, 12/1/2047	456,000	556,293
4.55%, 3/1/2048	275,000	344,685
4.63%, 5/15/2042	809,000	1,006,736
4.65%, 1/15/2043	511,000	637,784
4.65%, 8/15/2044	361,000	452,113
5.10%, 1/15/2044	325,000	427,892
5.85%, 1/15/2036	121,000	163,447
5.95%, 12/15/2034	135,000	187,804
6.38%, 6/15/2037	105,000	148,573
Ascension Health:
3.95%, 11/15/2046	267,000	325,809
4.85%, 11/15/2053	145,000	203,693
Series B, 3.11%, 11/15/2039	182,000	194,545
Banner Health:
2.91%, 1/1/2051	121,000	122,503
Series 2020, 3.18%, 1/1/2050	125,000	132,541
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	140,000	151,190
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	146,000	177,278
Baylor Scott & White Holdings:
3.97%, 11/15/2046	123,000	148,181
4.19%, 11/15/2045	246,000	303,030
Series 2021, 2.84%, 11/15/2050	171,000	171,537
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	25,000	25,919

See accompanying notes to financial statements.
195

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050 (a)	$ 130,000	$ 132,898
Children's Health System of Texas 2.51%, 8/15/2050	172,000	159,767
Children's Hospital Corp.:
Series 2017, 4.12%, 1/1/2047	159,000	201,156
Series 2020, 2.59%, 2/1/2050	88,000	83,594
Series 2020, 2.93%, 7/15/2050	120,000	118,217
Children's Hospital Medical Center 4.27%, 5/15/2044	185,000	232,649
City of Hope:
Series 2013, 5.62%, 11/15/2043	137,000	193,165
Series 2018, 4.38%, 8/15/2048	120,000	149,459
CommonSpirit Health:
3.82%, 10/1/2049	352,000	392,973
3.91%, 10/1/2050	456,000	503,647
4.19%, 10/1/2049	299,000	343,387
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	142,000	141,323
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	150,000	162,594
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	157,000	184,894
Dignity Health:
4.50%, 11/1/2042	166,000	199,605
5.27%, 11/1/2064	122,000	168,589
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	283,000	339,608
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	151,000	172,530
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	170,000	209,029
4.50%, 7/1/2057	106,000	138,888
Series 2020, 2.68%, 9/1/2041	222,000	217,172
Series 2020, 2.88%, 9/1/2050	205,000	202,634
Hartford HealthCare Corp. 3.45%, 7/1/2054	113,000	118,695
Security Description	Principal Amount	Value
HCA, Inc.:
3.50%, 7/15/2051	$ 500,000	$ 500,135
5.13%, 6/15/2039	301,000	375,850
5.25%, 6/15/2049	1,371,000	1,749,917
5.50%, 6/15/2047	543,000	707,122
Humana, Inc.:
3.95%, 8/15/2049 (a)	178,000	204,182
4.63%, 12/1/2042	227,000	278,992
4.80%, 3/15/2047	69,000	87,302
4.95%, 10/1/2044	391,000	505,098
IHC Health Services, Inc. 4.13%, 5/15/2048 (a)	132,000	164,242
Indiana University Health, Inc. Obligated Group:
3.97%, 11/1/2048	240,000	288,425
Series 2021, 2.85%, 11/1/2051 (e)	160,000	160,786
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	120,000	135,110
Iowa Health System Series 2020, 3.67%, 2/15/2050	154,000	171,399
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	244,000	288,840
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	302,000	376,162
4.88%, 4/1/2042	328,000	441,422
Series 2019, 3.27%, 11/1/2049	327,000	355,217
Series 2021, 2.81%, 6/1/2041	390,000	398,471
Series 2021, 3.00%, 6/1/2051	295,000	304,295
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	397,000	476,916
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055	180,000	222,260
Series 2017, 3.77%, 7/1/2048	85,000	98,883
Series 2020, 3.19%, 7/1/2049	169,000	178,361
Series 2020, 3.34%, 7/1/2060	173,000	190,269
Mayo Clinic:
3.77%, 11/15/2043	120,000	140,786
Series 2013, 4.00%, 11/15/2047	125,000	155,079
Series 2021, 3.20%, 11/15/2061	212,000	228,256
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	151,000	188,022

See accompanying notes to financial statements.
196

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Memorial Health Services 3.45%, 11/1/2049	$ 133,000	$ 143,720
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	115,000	145,307
5.00%, 7/1/2042	135,000	183,697
Series 2015, 4.20%, 7/1/2055	25,000	31,898
Series 2020, 2.96%, 1/1/2050	210,000	214,727
Methodist Hospital Series 20A, 2.71%, 12/1/2050	131,000	126,969
MidMichigan Health Series 2020, 3.41%, 6/1/2050	155,000	166,456
Montefiore Obligated Group:
4.29%, 9/1/2050	138,000	147,908
Series 18-C, 5.25%, 11/1/2048	136,000	164,300
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	151,000	168,697
Series 2019, 3.74%, 7/1/2049	180,000	198,005
Series 2020, 3.39%, 7/1/2050 (a)	120,000	123,956
MultiCare Health System 2.80%, 8/15/2050	153,000	150,965
New York and Presbyterian Hospital:
2.26%, 8/1/2040	250,000	235,230
2.61%, 8/1/2060	216,000	200,906
4.02%, 8/1/2045	131,000	161,615
4.06%, 8/1/2056	138,000	172,287
Series 2019, 3.95%, 8/1/2119	384,000	452,966
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	167,000	185,744
3.98%, 11/1/2046	184,000	208,768
4.26%, 11/1/2047	282,000	333,521
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	130,000	121,079
NYU Langone Hospitals:
4.37%, 7/1/2047	211,000	251,130
4.78%, 7/1/2044	158,000	202,725
Series 13-A, 5.75%, 7/1/2043	152,000	214,926
Series 2020, 3.38%, 7/1/2055	141,000	148,818
Security Description	Principal Amount	Value
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	$ 204,000	$ 212,446
Orlando Health Obligated Group:
3.33%, 10/1/2050	130,000	138,887
4.09%, 10/1/2048	159,000	192,524
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	138,000	184,266
Series 2020, 3.22%, 11/15/2050	50,000	51,918
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	143,000	165,956
Series I, 3.74%, 10/1/2047	185,000	211,314
Quest Diagnostics, Inc. 2.80%, 6/30/2031	225,000	235,085
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	145,000	152,849
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	142,000	158,006
3.95%, 7/1/2046	172,000	201,854
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	172,000	168,730
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	140,000	135,276
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	141,000	156,098
Stanford Health Care Series 2018, 3.80%, 11/15/2048	308,000	362,790
Summa Health 3.51%, 11/15/2051	50,000	52,546
Sutter Health:
Series 2018, 4.09%, 8/15/2048	136,000	162,098
Series 20A, 3.16%, 8/15/2040	215,000	225,208
Series 20A, 3.36%, 8/15/2050	251,000	266,667
Texas Health Resources:
2.33%, 11/15/2050	191,000	173,300
4.33%, 11/15/2055	122,000	159,117
Toledo Hospital:
5.75%, 11/15/2038	135,000	162,914
6.02%, 11/15/2048	247,000	305,070
Trinity Health Corp.:
4.13%, 12/1/2045	139,000	171,340

See accompanying notes to financial statements.
197

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series 2019, 3.43%, 12/1/2048	$ 140,000	$ 152,179
Series 2021, 2.63%, 12/1/2040	75,000	73,913
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	126,000	127,506
2.90%, 5/15/2050	217,000	218,834
3.05%, 5/15/2041	231,000	242,037
3.13%, 5/15/2060 (a)	253,000	260,765
3.25%, 5/15/2051	745,000	796,472
3.50%, 8/15/2039	445,000	496,762
3.70%, 8/15/2049	341,000	391,209
3.75%, 10/15/2047	355,000	409,198
3.88%, 8/15/2059	282,000	334,023
3.95%, 10/15/2042	219,000	259,826
4.20%, 1/15/2047	257,000	314,100
4.25%, 3/15/2043	140,000	171,616
4.25%, 4/15/2047	277,000	340,630
4.25%, 6/15/2048	292,000	361,417
4.38%, 3/15/2042	152,000	187,506
4.45%, 12/15/2048	100,000	127,982
4.63%, 7/15/2035	379,000	479,882
4.63%, 11/15/2041	1,318,000	1,678,565
4.75%, 7/15/2045	701,000	918,997
5.70%, 10/15/2040	225,000	317,983
5.80%, 3/15/2036	8,000	11,288
5.95%, 2/15/2041	141,000	204,779
6.50%, 6/15/2037	892,000	1,338,642
6.63%, 11/15/2037	216,000	328,791
6.88%, 2/15/2038	355,000	550,790
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	135,000	135,255
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	170,000	218,300
Series 2021, 3.07%, 3/1/2051	125,000	123,331
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	281,000	259,408
		45,272,983
HOME BUILDERS — 0.1%
MDC Holdings, Inc. 6.00%, 1/15/2043	278,000	358,484
PulteGroup, Inc.:
6.00%, 2/15/2035	26,000	34,077
6.38%, 5/15/2033	193,000	255,650
7.88%, 6/15/2032	110,000	158,566
		806,777
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.1%
Whirlpool Corp.:
2.40%, 5/15/2031	$ 99,000	$ 99,877
4.50%, 6/1/2046	196,000	235,486
4.60%, 5/15/2050	182,000	225,782
		561,145
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	128,000	150,117
Kimberly-Clark Corp.:
2.88%, 2/7/2050 (a)	174,000	179,527
3.20%, 7/30/2046	66,000	71,942
3.90%, 5/4/2047	12,000	14,509
5.30%, 3/1/2041	133,000	182,029
6.63%, 8/1/2037	393,000	611,669
		1,209,793
INSURANCE — 4.0%
Aflac, Inc.:
4.00%, 10/15/2046	84,000	97,609
4.75%, 1/15/2049	92,000	121,092
Allstate Corp.:
4.20%, 12/15/2046	30,000	36,908
4.50%, 6/15/2043	539,000	678,887
5.35%, 6/1/2033	72,000	93,109
5.55%, 5/9/2035 (a)	292,000	399,386
5.95%, 4/1/2036	38,000	52,971
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (b)	155,000	204,622
American Financial Group, Inc. 4.50%, 6/15/2047	94,000	112,539
American International Group, Inc.:
3.88%, 1/15/2035	377,000	426,127
4.38%, 6/30/2050	237,000	288,616
4.38%, 1/15/2055	272,000	330,545
4.50%, 7/16/2044	1,166,000	1,415,326
4.70%, 7/10/2035	230,000	278,544
4.75%, 4/1/2048	405,000	514,480
4.80%, 7/10/2045	95,000	119,064
6.25%, 5/1/2036	219,000	305,656
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (b)	615,000	887,463
Aon Corp. 6.25%, 9/30/2040	139,000	200,514
Aon PLC:
4.45%, 5/24/2043	51,000	60,478
4.60%, 6/14/2044	110,000	137,479
4.75%, 5/15/2045	78,000	100,547
Arch Capital Finance LLC 5.03%, 12/15/2046	95,000	123,830
Arch Capital Group US, Inc. 5.14%, 11/1/2043	122,000	160,589

See accompanying notes to financial statements.
198

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Arch Capital Group, Ltd. 3.64%, 6/30/2050	$ 382,000	$ 412,533
Arthur J Gallagher & Co. 3.50%, 5/20/2051	320,000	335,542
Assured Guaranty US Holdings, Inc. 3.15%, 6/15/2031	144,000	149,590
Athene Holding, Ltd. 3.95%, 5/25/2051	125,000	133,824
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051 (a)	218,000	203,985
2.85%, 10/15/2050	555,000	553,296
4.20%, 8/15/2048	1,059,000	1,307,505
4.25%, 1/15/2049	626,000	777,442
4.30%, 5/15/2043	175,000	217,756
4.40%, 5/15/2042	223,000	280,106
5.75%, 1/15/2040	200,000	290,124
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	285,000	364,848
Brighthouse Financial, Inc. 4.70%, 6/22/2047	274,000	304,129
Chubb Corp.:
6.00%, 5/11/2037	643,000	929,283
Series 1, 6.50%, 5/15/2038	113,000	171,070
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	186,000	225,908
4.35%, 11/3/2045	1,032,000	1,304,933
6.70%, 5/15/2036	162,000	244,541
Cincinnati Financial Corp. 6.13%, 11/1/2034 (a)	40,000	54,624
Equitable Holdings, Inc. 5.00%, 4/20/2048	581,000	741,153
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	100,000	106,729
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	138,000	151,731
4.30%, 4/15/2043	120,000	142,501
4.40%, 3/15/2048	226,000	277,632
5.95%, 10/15/2036	246,000	336,772
6.10%, 10/1/2041	129,000	183,914
Lincoln National Corp.:
4.35%, 3/1/2048	150,000	179,216
4.38%, 6/15/2050 (a)	145,000	174,771
6.30%, 10/9/2037	135,000	189,494
7.00%, 6/15/2040 (a)	159,000	244,133
Loews Corp.:
4.13%, 5/15/2043	93,000	110,283
6.00%, 2/1/2035	83,000	112,989
Manulife Financial Corp. 5.38%, 3/4/2046	345,000	484,283
Markel Corp.:
3.45%, 5/7/2052	260,000	268,120
4.30%, 11/1/2047	50,000	58,812
Security Description	Principal Amount	Value
5.00%, 4/5/2046	$ 692,000	$ 889,317
5.00%, 5/20/2049	210,000	272,219
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	222,000	274,576
4.35%, 1/30/2047	293,000	367,103
4.75%, 3/15/2039	207,000	265,676
4.90%, 3/15/2049	389,000	531,533
5.88%, 8/1/2033	71,000	96,118
MetLife, Inc.:
4.05%, 3/1/2045	769,000	923,269
4.13%, 8/13/2042	238,000	284,519
4.60%, 5/13/2046	774,000	999,025
4.72%, 12/15/2044	306,000	397,671
4.88%, 11/13/2043	100,000	131,832
5.70%, 6/15/2035	277,000	383,520
5.88%, 2/6/2041	898,000	1,295,616
6.38%, 6/15/2034	637,000	911,502
6.40%, 12/15/2066	402,000	515,251
6.50%, 12/15/2032	225,000	319,320
10.75%, 8/1/2069	93,000	157,843
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	138,000	170,598
Old Republic International Corp. 3.85%, 6/11/2051	140,000	148,705
Principal Financial Group, Inc.:
4.35%, 5/15/2043	314,000	378,094
4.63%, 9/15/2042	125,000	155,316
Progressive Corp:
3.70%, 1/26/2045	64,000	73,247
3.95%, 3/26/2050	100,000	120,866
Progressive Corp.:
4.13%, 4/15/2047	306,000	375,220
4.20%, 3/15/2048	404,000	503,182
6.25%, 12/1/2032	156,000	215,592
Prudential Financial, Inc.:
3.91%, 12/7/2047	165,000	191,685
3.94%, 12/7/2049	914,000	1,072,588
Series B, 5.75%, 7/15/2033	155,000	204,837
Series MTN, 3.00%, 3/10/2040	171,000	175,294
Series MTN, 3.70%, 3/13/2051	625,000	712,544
Series MTN, 4.42%, 3/27/2048	157,000	195,977
Series MTN, 4.60%, 5/15/2044 (a)	215,000	274,190
Series MTN, 5.70%, 12/14/2036	693,000	954,012
Series MTN, 6.63%, 12/1/2037	127,000	186,841

See accompanying notes to financial statements.
199

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 6.63%, 6/21/2040	$ 203,000	$ 306,772
Selective Insurance Group, Inc. 5.38%, 3/1/2049	84,000	105,247
Travelers Cos., Inc.:
2.55%, 4/27/2050	138,000	132,981
3.05%, 6/8/2051	355,000	374,706
3.75%, 5/15/2046	222,000	260,002
4.00%, 5/30/2047	281,000	340,977
4.05%, 3/7/2048	44,000	53,681
4.10%, 3/4/2049	271,000	334,693
4.30%, 8/25/2045	132,000	164,785
4.60%, 8/1/2043 (a)	157,000	206,344
5.35%, 11/1/2040	108,000	150,851
6.75%, 6/20/2036	233,000	351,623
Series MTN, 6.25%, 6/15/2037	315,000	463,765
Travelers Property Casualty Corp. 6.38%, 3/15/2033	167,000	236,908
Unum Group:
4.13%, 6/15/2051	355,000	358,252
5.75%, 8/15/2042	252,000	314,463
Voya Financial, Inc. 5.70%, 7/15/2043	134,000	184,150
W R Berkley Corp. 3.55%, 3/30/2052	259,000	275,291
Willis North America, Inc.:
3.88%, 9/15/2049	255,000	288,466
5.05%, 9/15/2048	127,000	166,474
WR Berkley Corp.:
4.00%, 5/12/2050	29,000	33,202
4.75%, 8/1/2044	79,000	99,149
XLIT, Ltd. 5.25%, 12/15/2043	75,000	103,143
		39,600,576
INTERNET — 1.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	410,000	393,022
3.15%, 2/9/2051	585,000	575,564
3.25%, 2/9/2061	266,000	257,560
4.00%, 12/6/2037	270,000	302,846
4.20%, 12/6/2047	465,000	536,568
4.40%, 12/6/2057	354,000	425,543
4.50%, 11/28/2034	369,000	430,649
Alphabet, Inc.:
1.90%, 8/15/2040	485,000	441,525
2.05%, 8/15/2050	1,176,000	1,040,842
2.25%, 8/15/2060	531,000	470,349
Amazon.com, Inc.:
2.50%, 6/3/2050	1,108,000	1,046,517
2.70%, 6/3/2060	614,000	585,044
2.88%, 5/12/2041	590,000	609,110
3.10%, 5/12/2051	1,191,000	1,251,979
Security Description	Principal Amount	Value
3.25%, 5/12/2061	$ 895,000	$ 947,474
3.88%, 8/22/2037	886,000	1,054,703
4.05%, 8/22/2047	1,103,000	1,344,789
4.25%, 8/22/2057	791,000	1,012,100
4.80%, 12/5/2034	410,000	528,129
4.95%, 12/5/2044	533,000	723,580
eBay, Inc.:
3.65%, 5/10/2051	330,000	349,714
4.00%, 7/15/2042	315,000	353,370
JD.com, Inc. 4.13%, 1/14/2050	141,000	150,853
		14,831,830
IRON/STEEL — 0.3%
Nucor Corp.:
2.98%, 12/15/2055 (c)	448,000	433,256
4.40%, 5/1/2048	100,000	125,331
5.20%, 8/1/2043	40,000	53,947
Steel Dynamics, Inc. 3.25%, 10/15/2050	103,000	102,782
Vale Overseas, Ltd.:
6.88%, 11/21/2036	541,000	741,403
6.88%, 11/10/2039 (a)	377,000	526,164
8.25%, 1/17/2034 (a)	247,000	359,753
Vale SA 5.63%, 9/11/2042 (a)	382,000	477,890
		2,820,526
LEISURE TIME — 0.1%
Harley-Davidson, Inc. 4.63%, 7/28/2045	575,000	634,374
LODGING — 0.0% (f)
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	462,000	491,194
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.25%, 9/19/2049	225,000	248,083
3.25%, 4/9/2050 (a)	832,000	922,114
3.80%, 8/15/2042	500,000	594,705
4.30%, 5/15/2044	200,000	253,336
4.75%, 5/15/2064	102,000	146,966
5.20%, 5/27/2041	170,000	234,965
5.30%, 9/15/2035	89,000	118,839
6.05%, 8/15/2036	198,000	285,183
		2,804,191
MACHINERY-DIVERSIFIED — 0.3%
Crane Co. 4.20%, 3/15/2048	128,000	141,972
Deere & Co.:
2.88%, 9/7/2049	326,000	340,980
3.75%, 4/15/2050	220,000	265,606
3.90%, 6/9/2042 (a)	361,000	443,889
Dover Corp.:
5.38%, 10/15/2035	115,000	147,231

See accompanying notes to financial statements.
200

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.38%, 3/1/2041	$ 225,000	$ 292,010
IDEX Corp. 2.63%, 6/15/2031	235,000	238,739
Otis Worldwide Corp.:
3.11%, 2/15/2040	221,000	228,499
3.36%, 2/15/2050	236,000	248,543
Rockwell Automation, Inc. 4.20%, 3/1/2049	149,000	186,517
Xylem, Inc. 4.38%, 11/1/2046	135,000	160,902
		2,694,888
MEDIA — 5.8%
CBS Corp.:
4.60%, 1/15/2045	359,000	427,034
5.90%, 10/15/2040	133,000	177,289
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	217,000	208,999
3.50%, 6/1/2041	568,000	571,851
3.70%, 4/1/2051	578,000	575,202
3.85%, 4/1/2061	596,000	585,868
3.90%, 6/1/2052	865,000	880,215
4.40%, 12/1/2061	1,303,000	1,401,442
4.80%, 3/1/2050	802,000	923,992
5.13%, 7/1/2049	40,000	47,780
5.38%, 4/1/2038	251,000	309,147
5.38%, 5/1/2047	866,000	1,061,907
5.75%, 4/1/2048	1,402,000	1,789,162
6.38%, 10/23/2035	1,086,000	1,455,349
6.48%, 10/23/2045	1,056,000	1,457,502
6.83%, 10/23/2055	320,000	471,869
Comcast Corp.:
2.45%, 8/15/2052 (a)	767,000	692,448
2.65%, 8/15/2062	405,000	369,627
2.80%, 1/15/2051	514,000	494,668
3.20%, 7/15/2036	110,000	117,772
3.25%, 11/1/2039	351,000	373,503
3.40%, 7/15/2046	587,000	627,180
3.45%, 2/1/2050	540,000	584,944
3.75%, 4/1/2040	559,000	632,005
3.90%, 3/1/2038	412,000	472,461
3.97%, 11/1/2047	997,000	1,163,110
4.00%, 8/15/2047	594,000	690,590
4.00%, 3/1/2048	492,000	575,812
4.00%, 11/1/2049	745,000	877,394
4.05%, 11/1/2052	474,000	564,046
4.20%, 8/15/2034	236,000	278,952
4.50%, 1/15/2043	297,000	368,105
4.60%, 10/15/2038	878,000	1,088,307
4.60%, 8/15/2045	721,000	905,937
4.65%, 7/15/2042	577,000	729,126
4.70%, 10/15/2048	1,591,000	2,062,684
4.75%, 3/1/2044	325,000	416,120
Security Description	Principal Amount	Value
4.95%, 10/15/2058	$ 843,000	$ 1,166,333
5.65%, 6/15/2035	374,000	506,059
6.40%, 5/15/2038	666,000	980,818
6.45%, 3/15/2037	857,000	1,245,367
6.50%, 11/15/2035	329,000	478,738
6.95%, 8/15/2037	509,000	775,604
7.05%, 3/15/2033	456,000	662,504
Discovery Communications LLC:
4.00%, 9/15/2055 (c)	75,000	79,320
4.00%, 9/15/2055	456,000	482,266
4.65%, 5/15/2050	77,000	90,122
4.88%, 4/1/2043	45,000	53,916
5.00%, 9/20/2037 (a)	335,000	405,675
5.20%, 9/20/2047	553,000	688,844
5.30%, 5/15/2049	371,000	467,846
6.35%, 6/1/2040	187,000	258,634
Fox Corp.:
5.48%, 1/25/2039	406,000	524,938
5.58%, 1/25/2049	481,000	649,542
Grupo Televisa SAB:
5.00%, 5/13/2045	742,000	884,590
5.25%, 5/24/2049 (a)	243,000	305,281
6.13%, 1/31/2046	102,000	139,948
6.63%, 1/15/2040	379,000	523,308
8.50%, 3/11/2032	17,000	25,170
NBCUniversal Media LLC:
4.45%, 1/15/2043	390,000	478,663
5.95%, 4/1/2041	736,000	1,062,313
6.40%, 4/30/2040	203,000	302,992
Thomson Reuters Corp.:
5.65%, 11/23/2043	153,000	205,539
5.85%, 4/15/2040	132,000	182,363
Time Warner Cable LLC:
4.50%, 9/15/2042	419,000	467,143
5.50%, 9/1/2041	416,500	517,897
5.88%, 11/15/2040	371,000	478,787
6.55%, 5/1/2037	762,000	1,036,076
6.75%, 6/15/2039	495,000	693,000
7.30%, 7/1/2038	499,000	726,115
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	289,000	438,563
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	547,000	674,336
Series B, 7.00%, 3/1/2032	260,000	373,352
Series E, 4.13%, 12/1/2041	275,000	328,614
Series GMTN, 4.13%, 6/1/2044	262,000	315,603
Series MTN, 3.00%, 7/30/2046	47,000	48,246
Series MTN, 3.70%, 12/1/2042	252,000	285,917
ViacomCBS, Inc.:
4.20%, 5/19/2032 (a)	257,000	296,511

See accompanying notes to financial statements.
201

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.38%, 3/15/2043	$ 557,000	$ 642,995
4.85%, 7/1/2042	525,000	644,138
4.90%, 8/15/2044	254,000	308,686
4.95%, 5/19/2050 (a)	225,000	284,315
5.25%, 4/1/2044	121,000	154,712
5.50%, 5/15/2033	215,000	273,693
5.85%, 9/1/2043	160,000	219,155
6.88%, 4/30/2036	391,000	561,253
Walt Disney Co.:
2.75%, 9/1/2049	715,000	704,153
3.50%, 5/13/2040	405,000	451,251
3.60%, 1/13/2051	772,000	874,993
3.80%, 5/13/2060	394,000	463,135
4.63%, 3/23/2040	35,000	44,474
4.70%, 3/23/2050	575,000	767,481
4.75%, 9/15/2044	663,000	863,365
4.75%, 11/15/2046	209,000	272,047
5.40%, 10/1/2043	387,000	540,349
6.15%, 3/1/2037	126,000	179,629
6.20%, 12/15/2034	105,000	147,946
6.40%, 12/15/2035	574,000	840,629
6.55%, 3/15/2033	414,000	587,694
6.65%, 11/15/2037	619,000	935,637
7.75%, 12/1/2045	92,000	161,941
		57,659,923
METAL FABRICATE & HARDWARE — 0.0% (f)
Precision Castparts Corp.:
3.90%, 1/15/2043	110,000	124,602
4.38%, 6/15/2045	147,000	178,379
Valmont Industries, Inc. 5.25%, 10/1/2054	10,000	12,383
		315,364
MINING — 1.0%
Barrick Gold Corp.:
5.25%, 4/1/2042	250,000	329,175
6.45%, 10/15/2035 (a)	74,000	102,121
Barrick North America Finance LLC:
5.70%, 5/30/2041	165,000	227,042
5.75%, 5/1/2043	300,000	422,334
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	159,000	220,053
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	430,000	518,933
5.00%, 9/30/2043	775,000	1,052,930
Newmont Corp.:
4.88%, 3/15/2042	356,000	452,294
5.45%, 6/9/2044	143,000	195,371
5.88%, 4/1/2035	251,000	338,752
6.25%, 10/1/2039	338,000	488,620
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	699,000	983,787
Security Description	Principal Amount	Value
7.25%, 3/15/2031	$ 46,000	$ 65,400
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	262,000	319,302
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	177,000	242,610
Southern Copper Corp.:
5.25%, 11/8/2042	338,000	432,001
5.88%, 4/23/2045 (a)	413,000	577,275
6.75%, 4/16/2040	515,000	735,384
7.50%, 7/27/2035	897,000	1,301,583
Teck Resources, Ltd.:
5.40%, 2/1/2043	283,000	344,852
6.00%, 8/15/2040	22,000	28,026
6.13%, 10/1/2035	289,000	373,001
6.25%, 7/15/2041	447,000	587,613
		10,338,459
MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
3.25%, 8/26/2049 (a)	379,000	414,137
3.70%, 4/15/2050	295,000	347,000
Series MTN, 3.13%, 9/19/2046	360,000	381,485
Series MTN, 3.63%, 10/15/2047	170,000	196,782
Series MTN, 3.88%, 6/15/2044	40,000	47,259
Series MTN, 4.00%, 9/14/2048	322,000	393,854
Series MTN, 5.70%, 3/15/2037	19,000	26,510
Eaton Corp.:
3.92%, 9/15/2047	99,000	113,828
4.00%, 11/2/2032	303,000	352,974
4.15%, 11/2/2042	342,000	408,153
General Electric Co.:
4.25%, 5/1/2040	1,095,000	1,281,128
4.35%, 5/1/2050	1,429,000	1,729,862
Series A, 6.75%, 3/15/2032	1,141,000	1,582,373
Series GMTN, 6.15%, 8/7/2037	65,000	90,499
Series GMTN, 6.88%, 1/10/2039	198,000	297,152
Series MTN, 5.88%, 1/14/2038	346,000	471,221
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	370,000	441,780
4.88%, 9/15/2041	121,000	161,289
Parker-Hannifin Corp.:
4.00%, 6/14/2049	434,000	514,989
4.10%, 3/1/2047	233,000	278,854
Series MTN, 4.20%, 11/21/2034	253,000	297,675
Series MTN, 4.45%, 11/21/2044	44,000	54,397

See accompanying notes to financial statements.
202

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 6.25%, 5/15/2038	$ 85,000	$ 120,659
Trane Technologies Global Holding Co., Ltd.:
4.30%, 2/21/2048	138,000	167,343
5.75%, 6/15/2043	197,000	284,708
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	127,000	159,568
4.65%, 11/1/2044	263,000	332,995
		10,948,474
OIL & GAS — 4.4%
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	359,000	334,085
2.94%, 6/4/2051	1,267,000	1,215,078
3.00%, 2/24/2050	658,000	639,109
3.06%, 6/17/2041	460,000	464,549
3.38%, 2/8/2061	666,000	669,283
Burlington Resources LLC:
5.95%, 10/15/2036	207,000	286,900
7.20%, 8/15/2031	154,000	222,639
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	178,000	227,448
6.25%, 3/15/2038	430,000	574,923
6.45%, 6/30/2033	202,000	266,371
6.50%, 2/15/2037	199,000	268,654
6.75%, 2/1/2039	273,000	383,169
7.20%, 1/15/2032	49,000	66,566
Series GMTN, 4.95%, 6/1/2047	224,000	279,404
Cenovus Energy, Inc.:
5.25%, 6/15/2037	307,000	367,393
5.40%, 6/15/2047	311,000	386,156
6.75%, 11/15/2039	435,000	589,908
6.80%, 9/15/2037	245,000	322,119
Chevron Corp.:
2.98%, 5/11/2040	352,000	368,083
3.08%, 5/11/2050	312,000	323,051
Chevron USA, Inc.:
2.34%, 8/12/2050	225,000	203,940
4.95%, 8/15/2047	198,000	265,267
5.05%, 11/15/2044	231,000	310,002
5.25%, 11/15/2043	181,000	246,093
6.00%, 3/1/2041	294,000	430,016
Concho Resources, Inc. 2.40%, 2/15/2031	21,000	20,914
ConocoPhillips:
4.85%, 8/15/2048 (c)	227,000	298,893
4.88%, 10/1/2047 (c)	588,000	772,291
5.90%, 10/15/2032	218,000	291,237
5.90%, 5/15/2038	111,000	155,195
6.50%, 2/1/2039	1,279,000	1,891,743
Security Description	Principal Amount	Value
ConocoPhillips Co.:
4.30%, 11/15/2044	$ 290,000	$ 349,488
5.95%, 3/15/2046 (a)	186,000	276,195
Devon Energy Corp.:
4.75%, 5/15/2042	537,000	610,247
5.00%, 6/15/2045	257,000	302,433
5.60%, 7/15/2041	418,000	518,508
7.88%, 9/30/2031	162,000	226,819
7.95%, 4/15/2032	194,000	276,250
Diamondback Energy, Inc. 4.40%, 3/24/2051	322,000	363,725
EOG Resources, Inc.:
3.90%, 4/1/2035	116,000	133,978
4.95%, 4/15/2050	319,000	426,174
Exxon Mobil Corp.:
3.00%, 8/16/2039	464,000	477,145
3.10%, 8/16/2049	917,000	935,184
3.45%, 4/15/2051	1,096,000	1,192,634
3.57%, 3/6/2045	452,000	495,202
4.11%, 3/1/2046	661,000	781,302
4.23%, 3/19/2040	515,000	616,270
4.33%, 3/19/2050	1,122,000	1,392,795
Hess Corp.:
5.60%, 2/15/2041	353,000	441,472
5.80%, 4/1/2047	203,000	265,002
6.00%, 1/15/2040	476,000	611,141
7.13%, 3/15/2033	185,000	250,501
7.30%, 8/15/2031	196,000	265,623
Marathon Oil Corp.:
5.20%, 6/1/2045	268,000	321,509
6.60%, 10/1/2037 (a)	264,000	351,550
6.80%, 3/15/2032	190,000	249,552
Marathon Petroleum Corp.:
4.50%, 4/1/2048	265,000	303,065
4.75%, 9/15/2044	472,000	559,174
5.00%, 9/15/2054	154,000	184,136
6.50%, 3/1/2041	340,000	472,634
Ovintiv, Inc. 8.13%, 9/15/2030	138,000	188,004
Phillips 66:
4.65%, 11/15/2034	169,000	201,527
4.88%, 11/15/2044	743,000	930,325
5.88%, 5/1/2042	445,000	606,753
Shell International Finance B.V.:
3.13%, 11/7/2049	523,000	541,331
3.25%, 4/6/2050 (a)	733,000	780,308
3.63%, 8/21/2042	365,000	410,308
3.75%, 9/12/2046	826,000	934,322
4.00%, 5/10/2046	814,000	952,087
4.13%, 5/11/2035	661,000	785,063
4.38%, 5/11/2045	800,000	981,056
4.55%, 8/12/2043	539,000	672,785
5.50%, 3/25/2040	381,000	530,440
6.38%, 12/15/2038	1,140,000	1,690,802

See accompanying notes to financial statements.
203

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Suncor Energy, Inc.:
3.75%, 3/4/2051	$ 255,000	$ 275,704
4.00%, 11/15/2047	216,000	238,710
5.35%, 7/15/2033	158,000	194,754
5.95%, 12/1/2034	383,000	506,449
5.95%, 5/15/2035	151,000	198,606
6.50%, 6/15/2038	390,000	550,442
6.80%, 5/15/2038	374,000	537,427
6.85%, 6/1/2039	280,000	408,811
7.15%, 2/1/2032	161,000	224,951
TotalEnergies Capital International SA:
2.99%, 6/29/2041	315,000	320,437
3.13%, 5/29/2050	993,000	1,007,746
3.39%, 6/29/2060	232,000	244,974
3.46%, 7/12/2049	421,000	453,628
Valero Energy Corp.:
4.90%, 3/15/2045 (a)	245,000	305,745
6.63%, 6/15/2037	532,000	728,723
7.50%, 4/15/2032	356,000	500,832
		43,693,237
OIL & GAS SERVICES — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047 (a)	555,000	635,947
Baker Hughes Holdings LLC 5.13%, 9/15/2040	406,000	520,553
Halliburton Co.:
4.50%, 11/15/2041	158,000	177,368
4.75%, 8/1/2043	808,000	938,233
4.85%, 11/15/2035	101,000	118,953
5.00%, 11/15/2045	1,107,000	1,351,625
6.70%, 9/15/2038	292,000	399,827
7.45%, 9/15/2039	288,000	424,356
		4,566,862
PACKAGING & CONTAINERS — 0.0% (f)
WestRock MWV LLC 7.95%, 2/15/2031 (a)	64,000	91,508
WRKCo, Inc.:
3.00%, 6/15/2033	208,000	218,121
4.20%, 6/1/2032	210,000	243,350
		552,979
PHARMACEUTICALS — 7.1%
AbbVie, Inc.:
4.05%, 11/21/2039	1,310,000	1,520,713
4.25%, 11/21/2049	1,980,000	2,374,000
4.30%, 5/14/2036	523,000	620,440
4.40%, 11/6/2042	850,000	1,033,081
4.45%, 5/14/2046	897,000	1,086,500
4.50%, 5/14/2035	1,199,000	1,448,332
4.55%, 3/15/2035	542,000	656,882
4.63%, 10/1/2042	175,000	216,328
4.70%, 5/14/2045	882,000	1,100,436
Security Description	Principal Amount	Value
4.75%, 3/15/2045	$ 562,000	$ 704,270
4.88%, 11/14/2048	1,171,000	1,518,401
AmerisourceBergen Corp.:
4.25%, 3/1/2045	136,000	157,412
4.30%, 12/15/2047	211,000	246,148
AstraZeneca PLC:
2.13%, 8/6/2050 (a)	75,000	65,457
3.00%, 5/28/2051	322,000	331,039
4.00%, 9/18/2042	370,000	441,454
4.38%, 8/17/2048 (a)	271,000	341,791
6.45%, 9/15/2037	1,144,000	1,705,235
Becton Dickinson & Co.:
3.79%, 5/20/2050 (a)	443,000	494,499
4.69%, 12/15/2044	175,000	218,221
Becton Dickinson and Co. 4.67%, 6/6/2047	528,000	657,978
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	1,276,000	1,228,112
2.55%, 11/13/2050 (a)	673,000	644,519
3.25%, 8/1/2042	110,000	118,372
4.13%, 6/15/2039	1,053,000	1,273,088
4.25%, 10/26/2049	1,309,000	1,653,319
4.35%, 11/15/2047	146,000	185,075
4.50%, 3/1/2044	250,000	321,050
4.55%, 2/20/2048	477,000	622,595
4.63%, 5/15/2044	241,000	314,688
5.00%, 8/15/2045	460,000	629,446
Cardinal Health, Inc.:
4.37%, 6/15/2047	203,000	229,057
4.50%, 11/15/2044	245,000	280,393
4.60%, 3/15/2043	271,000	315,355
4.90%, 9/15/2045	258,000	310,188
Cigna Corp.:
3.20%, 3/15/2040	585,000	607,224
3.40%, 3/15/2050	396,000	411,923
3.40%, 3/15/2051	500,000	522,985
3.88%, 10/15/2047	170,000	190,080
4.80%, 8/15/2038	1,006,000	1,252,993
4.80%, 7/15/2046	500,000	632,935
4.90%, 12/15/2048	998,000	1,289,915
6.13%, 11/15/2041	149,000	212,784
CVS Health Corp.:
2.70%, 8/21/2040	827,000	801,934
4.13%, 4/1/2040	100,000	115,924
4.25%, 4/1/2050	141,000	167,595
4.78%, 3/25/2038	1,806,000	2,221,452
4.88%, 7/20/2035	241,000	293,830
5.05%, 3/25/2048	2,934,000	3,815,550
5.13%, 7/20/2045	1,144,000	1,484,843
5.30%, 12/5/2043	277,000	366,296
6.13%, 9/15/2039	187,000	260,897
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	354,000	320,766
2.50%, 9/15/2060	964,000	882,340
3.88%, 3/15/2039	40,000	47,633

See accompanying notes to financial statements.
204

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.95%, 5/15/2047	$ 95,000	$ 114,069
3.95%, 3/15/2049	551,000	668,848
4.15%, 3/15/2059	490,000	621,433
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	116,000	144,357
5.38%, 4/15/2034	94,000	126,718
6.38%, 5/15/2038	1,334,000	1,997,318
Johnson & Johnson:
2.10%, 9/1/2040	618,000	586,606
2.25%, 9/1/2050	243,000	226,836
2.45%, 9/1/2060	424,000	399,768
3.40%, 1/15/2038	606,000	686,931
3.50%, 1/15/2048	274,000	317,928
3.55%, 3/1/2036	140,000	162,770
3.63%, 3/3/2037	158,000	184,200
3.70%, 3/1/2046	1,020,000	1,211,301
3.75%, 3/3/2047	869,000	1,044,625
4.38%, 12/5/2033	326,000	408,100
4.50%, 9/1/2040	154,000	199,258
4.50%, 12/5/2043	141,000	183,445
4.85%, 5/15/2041	142,000	189,659
4.95%, 5/15/2033 (a)	155,000	204,490
5.85%, 7/15/2038 (a)	349,000	509,327
5.95%, 8/15/2037	488,000	714,217
McKesson Corp. 4.88%, 3/15/2044	100,000	125,021
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	208,000	270,650
5.90%, 11/1/2039	127,000	181,935
Merck & Co., Inc.:
2.35%, 6/24/2040	627,000	607,093
2.45%, 6/24/2050	345,000	325,207
3.60%, 9/15/2042	589,000	675,984
3.70%, 2/10/2045	768,000	888,084
3.90%, 3/7/2039	205,000	242,652
4.00%, 3/7/2049	354,000	432,910
4.15%, 5/18/2043	420,000	518,381
6.50%, 12/1/2033	255,000	375,796
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	169,000	239,110
Mylan, Inc.:
5.20%, 4/15/2048	102,000	125,249
5.40%, 11/29/2043	196,000	243,663
Novartis Capital Corp.:
2.75%, 8/14/2050 (a)	813,000	819,910
4.00%, 11/20/2045	341,000	416,405
4.40%, 5/6/2044	623,000	798,387
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	125,000	131,605
Pfizer, Inc.:
2.70%, 5/28/2050	435,000	433,704
3.90%, 3/15/2039	263,000	313,454
4.00%, 12/15/2036	212,000	256,160
4.00%, 3/15/2049	369,000	453,265
4.10%, 9/15/2038	249,000	302,786
Security Description	Principal Amount	Value
4.13%, 12/15/2046	$ 356,000	$ 441,789
4.20%, 9/15/2048	328,000	413,201
4.30%, 6/15/2043	277,000	348,167
4.40%, 5/15/2044	296,000	379,641
5.60%, 9/15/2040	283,000	407,885
7.20%, 3/15/2039	806,000	1,320,147
Takeda Pharmaceutical Co., Ltd.:
3.03%, 7/9/2040	494,000	499,222
3.18%, 7/9/2050	664,000	669,996
3.38%, 7/9/2060	370,000	379,453
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	580,000	710,245
Viatris, Inc.:
3.85%, 6/22/2040 (c)	466,000	497,380
4.00%, 6/22/2050 (c)	812,000	860,444
Wyeth LLC:
5.95%, 4/1/2037	446,000	639,961
6.50%, 2/1/2034	1,254,000	1,826,464
Zoetis, Inc.:
3.00%, 5/15/2050	250,000	258,380
3.95%, 9/12/2047	139,000	164,541
4.45%, 8/20/2048	165,000	210,222
4.70%, 2/1/2043	308,000	396,513
		71,467,039
PIPELINES — 4.3%
Boardwalk Pipelines L.P. 3.40%, 2/15/2031	3,000	3,183
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	273,000	372,388
Enable Midstream Partners L.P. 5.00%, 5/15/2044	207,000	225,299
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	168,000	216,486
7.38%, 10/15/2045	214,000	337,752
Series B, 7.50%, 4/15/2038	180,000	264,983
Enbridge, Inc.:
2.50%, 8/1/2033	500,000	500,225
3.40%, 8/1/2051	285,000	286,106
4.00%, 11/15/2049 (a)	5,000	5,555
4.50%, 6/10/2044	10,000	11,771
5.50%, 12/1/2046	248,000	332,575
Energy Transfer L.P.:
4.90%, 3/15/2035	540,000	623,560
4.95%, 1/15/2043	146,000	159,836
5.00%, 5/15/2050	742,000	857,188
5.15%, 2/1/2043	40,000	45,237
5.15%, 3/15/2045	189,000	217,826
5.30%, 4/1/2044	229,000	265,251
5.30%, 4/15/2047	368,000	429,471
5.35%, 5/15/2045	348,000	402,737
5.40%, 10/1/2047	593,000	701,887

See accompanying notes to financial statements.
205

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.95%, 10/1/2043	$ 230,000	$ 285,812
6.05%, 6/1/2041	300,000	381,294
6.10%, 2/15/2042	236,000	292,739
6.13%, 12/15/2045	568,000	723,058
6.25%, 4/15/2049	828,000	1,088,845
6.50%, 2/1/2042	183,000	237,558
6.63%, 10/15/2036	138,000	182,368
7.50%, 7/1/2038	304,000	428,205
Series 30Y, 6.00%, 6/15/2048	395,000	499,485
Enterprise Products Operating LLC:
3.20%, 2/15/2052	158,000	156,548
3.70%, 1/31/2051	253,000	271,854
3.95%, 1/31/2060	262,000	291,271
4.20%, 1/31/2050	316,000	365,732
4.25%, 2/15/2048	406,000	466,997
4.45%, 2/15/2043	371,000	438,518
4.80%, 2/1/2049	377,000	464,268
4.85%, 8/15/2042	487,000	596,283
4.85%, 3/15/2044	436,000	534,941
4.90%, 5/15/2046	324,000	400,931
4.95%, 10/15/2054	220,000	274,386
5.10%, 2/15/2045	422,000	535,472
5.70%, 2/15/2042	215,000	290,046
5.95%, 2/1/2041	208,000	286,092
6.13%, 10/15/2039	222,000	311,240
6.45%, 9/1/2040	251,000	359,344
7.55%, 4/15/2038	364,000	558,842
Series D, 6.88%, 3/1/2033	128,000	182,373
Series H, 6.65%, 10/15/2034	137,000	192,596
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	129,000	150,059
5.00%, 8/15/2042	298,000	356,763
5.00%, 3/1/2043	218,000	262,093
5.40%, 9/1/2044	206,000	257,465
5.50%, 3/1/2044	237,000	298,094
5.63%, 9/1/2041	77,000	98,570
5.80%, 3/15/2035	1,161,000	1,488,820
6.38%, 3/1/2041	126,000	174,225
6.50%, 2/1/2037	172,000	236,125
6.50%, 9/1/2039	296,000	412,198
6.55%, 9/15/2040	251,000	351,259
7.30%, 8/15/2033	153,000	215,967
7.40%, 3/15/2031	77,000	106,984
7.50%, 11/15/2040	119,000	175,706
7.75%, 3/15/2032	149,000	212,635
Series MTN, 6.95%, 1/15/2038	355,000	506,990
Kinder Morgan, Inc.:
3.60%, 2/15/2051	170,000	173,697
5.20%, 3/1/2048	166,000	208,689
5.30%, 12/1/2034	146,000	180,574
5.55%, 6/1/2045	338,000	437,179
Security Description	Principal Amount	Value
Series GMTN, 7.75%, 1/15/2032	$ 555,000	$ 799,805
Series GMTN, 7.80%, 8/1/2031	141,000	201,823
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	388,000	420,720
4.20%, 10/3/2047	413,000	461,470
4.25%, 9/15/2046	240,000	271,865
5.15%, 10/15/2043	154,000	190,958
MPLX L.P.:
4.50%, 4/15/2038	601,000	687,069
4.70%, 4/15/2048	728,000	846,446
4.90%, 4/15/2058	349,000	416,905
5.20%, 3/1/2047	331,000	406,319
5.20%, 12/1/2047	168,000	205,074
5.50%, 2/15/2049	565,000	731,053
ONEOK Partners L.P.:
6.13%, 2/1/2041	368,000	474,437
6.20%, 9/15/2043	173,000	227,535
6.65%, 10/1/2036	196,000	263,898
6.85%, 10/15/2037	227,000	309,980
ONEOK, Inc.:
4.50%, 3/15/2050	383,000	427,493
4.95%, 7/13/2047	161,000	188,652
5.20%, 7/15/2048	508,000	623,103
6.00%, 6/15/2035	155,000	194,272
7.15%, 1/15/2051	140,000	206,870
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	255,000	291,825
4.90%, 10/1/2046	187,000	222,416
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	148,000	148,614
4.70%, 6/15/2044	150,000	159,015
4.90%, 2/15/2045	137,000	149,030
5.15%, 6/1/2042	246,000	275,923
6.65%, 1/15/2037	341,000	447,041
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	208,000	244,313
5.95%, 9/25/2043	175,000	237,139
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	136,000	195,892
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	106,000	147,129
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	252,000	298,912
4.75%, 5/15/2038	144,000	173,166
4.88%, 5/15/2048	336,000	424,919
5.00%, 10/16/2043	201,000	249,765
5.10%, 3/15/2049	441,000	578,976
5.60%, 3/31/2034	130,000	164,830
5.85%, 3/15/2036	183,000	242,310
6.10%, 6/1/2040	451,000	620,220

See accompanying notes to financial statements.
206

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
6.20%, 10/15/2037	$ 306,000	$ 420,343
7.25%, 8/15/2038	451,000	678,769
7.63%, 1/15/2039	498,000	773,364
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	264,000	296,490
4.45%, 8/1/2042	236,000	281,878
4.60%, 3/15/2048	235,000	285,870
5.40%, 8/15/2041	189,000	244,116
Williams Cos., Inc.:
4.85%, 3/1/2048	80,000	97,372
4.90%, 1/15/2045	299,000	361,608
5.10%, 9/15/2045	315,000	391,088
5.40%, 3/4/2044	221,000	279,693
5.75%, 6/24/2044	220,000	288,838
5.80%, 11/15/2043	166,000	219,221
6.30%, 4/15/2040	379,000	519,298
8.75%, 3/15/2032	144,000	219,640
		42,845,276
REAL ESTATE INVESTMENT TRUSTS — 1.5%
Agree L.P. 2.60%, 6/15/2033	270,000	269,136
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	255,000	241,350
2.00%, 5/18/2032	234,000	228,101
3.00%, 5/18/2051	269,000	264,002
3.38%, 8/15/2031	198,000	217,293
4.00%, 2/1/2050	433,000	499,418
4.85%, 4/15/2049	204,000	262,315
American Homes 4 Rent L.P. 3.38%, 7/15/2051	135,000	134,072
American Tower Corp.:
2.70%, 4/15/2031	17,000	17,563
2.95%, 1/15/2051	236,000	224,738
3.10%, 6/15/2050	308,000	301,147
3.70%, 10/15/2049	243,000	263,354
AvalonBay Communities, Inc. Series MTN, 3.90%, 10/15/2046	182,000	212,738
Boston Properties L.P. 2.55%, 4/1/2032	100,000	100,562
Camden Property Trust 3.35%, 11/1/2049	55,000	60,076
Crown Castle International Corp.:
2.50%, 7/15/2031	405,000	407,920
2.90%, 4/1/2041	359,000	348,707
4.00%, 11/15/2049	121,000	134,598
4.15%, 7/1/2050	338,000	385,763
4.75%, 5/15/2047	120,000	146,600
5.20%, 2/15/2049	292,000	379,413
Duke Realty L.P. 3.05%, 3/1/2050	190,000	187,583
Security Description	Principal Amount	Value
Equinix, Inc.:
3.00%, 7/15/2050	$ 260,000	$ 249,311
3.40%, 2/15/2052	230,000	236,396
ERP Operating L.P.:
4.00%, 8/1/2047	102,000	120,593
4.50%, 7/1/2044	140,000	176,406
4.50%, 6/1/2045	102,000	127,442
Essex Portfolio L.P.:
2.65%, 3/15/2032	252,000	255,757
2.65%, 9/1/2050	239,000	214,091
4.50%, 3/15/2048	25,000	30,380
Extra Space Storage L.P. 2.55%, 6/1/2031	145,000	146,005
Federal Realty Investment Trust 4.50%, 12/1/2044	278,000	329,247
Healthpeak Properties, Inc. 6.75%, 2/1/2041	14,000	20,905
Kilroy Realty L.P. 2.50%, 11/15/2032	5,000	4,922
Kimco Realty Corp.:
3.70%, 10/1/2049	27,000	29,163
4.13%, 12/1/2046	123,000	140,682
4.25%, 4/1/2045	200,000	231,784
4.45%, 9/1/2047	246,000	294,514
National Retail Properties, Inc.:
3.10%, 4/15/2050	157,000	152,761
3.50%, 4/15/2051	175,000	182,871
4.80%, 10/15/2048	90,000	111,900
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	252,000	251,325
Prologis L.P.:
1.63%, 3/15/2031	155,000	149,364
2.13%, 10/15/2050	288,000	245,753
3.00%, 4/15/2050	230,000	236,380
Realty Income Corp.:
1.80%, 3/15/2033 (a)	347,000	331,326
4.65%, 3/15/2047	160,000	207,848
Regency Centers L.P. 4.40%, 2/1/2047	146,000	169,684
Safehold Operating Partnership L.P. 2.80%, 6/15/2031	211,000	211,023
Simon Property Group L.P.:
3.25%, 9/13/2049	303,000	306,797
3.80%, 7/15/2050	292,000	322,692
4.25%, 10/1/2044	614,000	709,231
4.25%, 11/30/2046 (a)	280,000	326,295
4.75%, 3/15/2042	177,000	219,461
6.75%, 2/1/2040	132,000	197,042
Spirit Realty L.P. 2.70%, 2/15/2032	177,000	175,515

See accompanying notes to financial statements.
207

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Sun Communities Operating L.P. 2.70%, 7/15/2031	$ 255,000	$ 256,033
UDR, Inc.:
3.00%, 8/15/2031	101,000	106,131
3.10%, 11/1/2034	193,000	202,718
Series MTN, 1.90%, 3/15/2033	244,000	228,691
Series MTN, 2.10%, 8/1/2032	177,000	170,078
Series MTN, 2.10%, 6/15/2033	163,000	155,911
Ventas Realty L.P.:
4.38%, 2/1/2045	2,000	2,271
5.70%, 9/30/2043	170,000	224,859
VEREIT Operating Partnership L.P. 2.85%, 12/15/2032	241,000	252,043
Vornado Realty L.P. 3.40%, 6/1/2031	100,000	103,114
Welltower, Inc.:
4.95%, 9/1/2048	80,000	102,416
6.50%, 3/15/2041	144,000	205,563
Weyerhaeuser Co. 7.38%, 3/15/2032	511,000	736,576
WP Carey, Inc. 2.25%, 4/1/2033 (a)	191,000	183,780
		15,331,499
RETAIL — 3.0%
Costco Wholesale Corp. 1.75%, 4/20/2032	384,000	378,344
Darden Restaurants, Inc. 4.55%, 2/15/2048	219,000	257,251
Dollar General Corp. 4.13%, 4/3/2050	108,000	126,581
Home Depot, Inc.:
2.38%, 3/15/2051	457,000	422,757
3.13%, 12/15/2049	651,000	690,008
3.30%, 4/15/2040	482,000	528,446
3.35%, 4/15/2050	525,000	580,976
3.50%, 9/15/2056	277,000	313,076
3.90%, 6/15/2047	31,000	36,809
4.20%, 4/1/2043	620,000	758,465
4.25%, 4/1/2046	655,000	815,527
4.40%, 3/15/2045	25,000	31,702
4.50%, 12/6/2048	847,000	1,100,981
4.88%, 2/15/2044	180,000	239,733
5.40%, 9/15/2040	318,000	439,915
5.88%, 12/16/2036	839,000	1,198,998
5.95%, 4/1/2041	759,000	1,109,719
Kohl's Corp. 5.55%, 7/17/2045 (a)	257,000	308,184
Lowe's Cos., Inc.:
3.00%, 10/15/2050	644,000	634,449
3.50%, 4/1/2051	125,000	134,165
3.70%, 4/15/2046	454,000	498,724
Security Description	Principal Amount	Value
4.05%, 5/3/2047	$ 462,000	$ 532,321
4.38%, 9/15/2045	10,000	12,001
4.55%, 4/5/2049	245,000	306,409
4.65%, 4/15/2042	293,000	363,959
5.00%, 4/15/2040	197,000	253,819
5.13%, 4/15/2050 (a)	40,000	53,997
5.50%, 10/15/2035	190,000	251,564
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	130,000	144,317
Series MTN, 3.63%, 9/1/2049	748,000	828,717
Series MTN, 3.70%, 2/15/2042	225,000	251,721
Series MTN, 4.20%, 4/1/2050	150,000	181,074
Series MTN, 4.45%, 3/1/2047	302,000	370,222
Series MTN, 4.45%, 9/1/2048	305,000	379,978
Series MTN, 4.60%, 5/26/2045	38,000	47,342
Series MTN, 4.70%, 12/9/2035	100,000	123,969
Series MTN, 4.88%, 7/15/2040	325,000	415,977
Series MTN, 4.88%, 12/9/2045	547,000	704,202
Series MTN, 5.70%, 2/1/2039	692,000	947,078
Series MTN, 6.30%, 10/15/2037	339,000	487,702
Series MTN, 6.30%, 3/1/2038	284,000	409,397
Nordstrom, Inc.:
4.25%, 8/1/2031 (a) (c)	205,000	214,047
5.00%, 1/15/2044	455,000	454,008
Starbucks Corp.:
3.35%, 3/12/2050	184,000	192,182
3.50%, 11/15/2050	383,000	411,687
3.75%, 12/1/2047	171,000	189,771
4.30%, 6/15/2045	112,000	133,228
4.45%, 8/15/2049	476,000	590,678
4.50%, 11/15/2048	314,000	391,269
Target Corp.:
3.63%, 4/15/2046 (a)	200,000	237,450
3.90%, 11/15/2047	100,000	125,180
4.00%, 7/1/2042 (a)	626,000	777,980
6.35%, 11/1/2032	194,000	273,583
7.00%, 1/15/2038	50,000	80,931
TJX Cos., Inc. 4.50%, 4/15/2050	130,000	172,186
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050 (a)	139,000	153,184
4.50%, 11/18/2034	353,000	411,432

See accompanying notes to financial statements.
208

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.65%, 6/1/2046	$ 5,000	$ 5,834
4.80%, 11/18/2044	256,000	306,186
Walmart, Inc.:
2.95%, 9/24/2049	349,000	370,551
3.63%, 12/15/2047	262,000	307,336
3.95%, 6/28/2038	641,000	770,155
4.00%, 4/11/2043	73,000	89,113
4.05%, 6/29/2048	1,048,000	1,318,615
4.30%, 4/22/2044	133,000	168,793
4.88%, 7/8/2040	10,000	13,229
5.00%, 10/25/2040	253,000	342,218
5.25%, 9/1/2035	601,000	818,526
5.63%, 4/1/2040	1,006,000	1,449,515
5.63%, 4/15/2041	317,000	460,145
6.20%, 4/15/2038	605,000	903,023
6.50%, 8/15/2037	320,000	487,318
		30,289,929
SEMICONDUCTORS — 2.0%
Analog Devices, Inc. 5.30%, 12/15/2045	152,000	204,723
Applied Materials, Inc.:
4.35%, 4/1/2047	411,000	523,680
5.10%, 10/1/2035	168,000	221,948
5.85%, 6/15/2041	234,000	344,492
Broadcom, Inc.:
2.60%, 2/15/2033 (c)	600,000	588,192
3.42%, 4/15/2033 (c)	973,000	1,025,912
3.47%, 4/15/2034 (c)	1,143,000	1,209,751
3.50%, 2/15/2041 (c)	986,000	1,011,853
3.75%, 2/15/2051 (c)	558,000	583,121
4.30%, 11/15/2032	686,000	781,093
Intel Corp.:
3.10%, 2/15/2060	35,000	35,755
3.25%, 11/15/2049	827,000	881,384
3.73%, 12/8/2047	1,145,000	1,306,548
4.10%, 5/19/2046	391,000	469,751
4.10%, 5/11/2047	353,000	423,491
4.25%, 12/15/2042	304,000	372,953
4.60%, 3/25/2040	476,000	602,392
4.75%, 3/25/2050	1,108,000	1,471,136
4.80%, 10/1/2041	297,000	386,851
4.90%, 7/29/2045 (a)	572,000	763,712
Lam Research Corp.:
2.88%, 6/15/2050	227,000	229,685
3.13%, 6/15/2060	426,000	444,207
4.88%, 3/15/2049	183,000	247,674
NVIDIA Corp.:
3.50%, 4/1/2040	387,000	438,610
3.50%, 4/1/2050	887,000	1,003,091
3.70%, 4/1/2060	222,000	263,008
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.25%, 5/11/2041 (c)	433,000	443,990
Security Description	Principal Amount	Value
QUALCOMM, Inc.:
1.65%, 5/20/2032	$ 813,000	$ 777,383
4.30%, 5/20/2047	419,000	527,538
4.65%, 5/20/2035	316,000	400,941
4.80%, 5/20/2045	614,000	815,969
Skyworks Solutions, Inc. 3.00%, 6/1/2031	175,000	179,296
Texas Instruments, Inc.:
3.88%, 3/15/2039	211,000	253,320
4.15%, 5/15/2048	479,000	607,152
		19,840,602
SOFTWARE — 3.3%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	473,000	425,166
4.50%, 6/15/2047	155,000	193,390
Electronic Arts, Inc. 2.95%, 2/15/2051	175,000	171,330
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	312,000	320,539
4.50%, 8/15/2046	40,000	48,972
Fiserv, Inc. 4.40%, 7/1/2049	707,000	851,673
Microsoft Corp.:
2.53%, 6/1/2050	2,801,000	2,752,459
2.68%, 6/1/2060	1,604,000	1,597,007
2.92%, 3/17/2052	2,240,000	2,376,058
3.04%, 3/17/2062	940,000	1,005,086
3.45%, 8/8/2036	580,000	670,300
3.50%, 2/12/2035	591,000	685,075
3.50%, 11/15/2042	201,000	232,507
3.70%, 8/8/2046	707,000	853,695
3.75%, 2/12/2045	185,000	221,813
3.95%, 8/8/2056	87,000	109,423
4.10%, 2/6/2037	136,000	167,751
4.20%, 11/3/2035	251,000	311,556
4.25%, 2/6/2047	326,000	422,545
4.45%, 11/3/2045	137,000	180,321
4.50%, 2/6/2057 (a)	166,000	231,386
5.30%, 2/8/2041	263,000	374,104
Oracle Corp.:
3.60%, 4/1/2040	1,310,000	1,381,919
3.60%, 4/1/2050	1,832,000	1,882,307
3.65%, 3/25/2041	506,000	537,443
3.80%, 11/15/2037	733,000	803,654
3.85%, 7/15/2036	543,000	599,923
3.85%, 4/1/2060	951,000	1,006,938
3.90%, 5/15/2035	448,000	501,321
3.95%, 3/25/2051	1,297,000	1,417,232
4.00%, 7/15/2046	1,247,000	1,354,990
4.00%, 11/15/2047	854,000	931,005
4.10%, 3/25/2061	731,000	810,116
4.13%, 5/15/2045	930,000	1,035,536
4.30%, 7/8/2034	571,000	663,154
4.38%, 5/15/2055	535,000	620,573

See accompanying notes to financial statements.
209

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.50%, 7/8/2044	$ 495,000	$ 578,234
5.38%, 7/15/2040	987,000	1,279,201
6.13%, 7/8/2039	542,000	750,583
6.50%, 4/15/2038	633,000	897,461
salesforce.com, Inc.:
2.70%, 7/15/2041 (e)	390,000	392,445
2.90%, 7/15/2051	750,000	757,845
3.05%, 7/15/2061	250,000	254,055
		32,658,091
TELECOMMUNICATIONS — 8.0%
America Movil SAB de CV:
4.38%, 7/16/2042	420,000	505,823
4.38%, 4/22/2049	307,000	379,280
6.13%, 11/15/2037	152,000	210,815
6.13%, 3/30/2040	944,000	1,338,186
6.38%, 3/1/2035	282,000	403,863
AT&T, Inc.:
2.25%, 2/1/2032	1,417,000	1,392,755
2.55%, 12/1/2033 (c)	739,000	732,438
3.10%, 2/1/2043	126,000	123,522
3.30%, 2/1/2052	1,251,000	1,218,449
3.50%, 6/1/2041	845,000	879,603
3.50%, 9/15/2053 (c)	2,039,000	2,044,954
3.50%, 2/1/2061	784,000	768,492
3.55%, 9/15/2055 (c)	3,193,000	3,199,450
3.65%, 6/1/2051	936,000	978,204
3.65%, 9/15/2059 (c)	2,298,000	2,328,150
3.80%, 12/1/2057 (c)	1,828,000	1,910,260
3.85%, 6/1/2060	550,000	580,167
4.30%, 12/15/2042	827,000	941,936
4.35%, 6/15/2045	399,000	455,873
4.50%, 5/15/2035	894,000	1,049,181
4.50%, 3/9/2048	566,000	666,691
4.55%, 3/9/2049	244,000	286,371
4.65%, 6/1/2044	414,000	487,150
4.75%, 5/15/2046	781,000	948,821
4.80%, 6/15/2044	270,000	324,659
4.85%, 3/1/2039	542,000	658,936
4.85%, 7/15/2045	193,000	235,115
4.90%, 8/15/2037	481,000	591,923
4.90%, 6/15/2042	173,000	210,721
5.15%, 3/15/2042	559,000	701,092
5.15%, 11/15/2046	139,000	178,051
5.15%, 2/15/2050	492,000	636,535
5.25%, 3/1/2037	620,000	782,025
5.35%, 9/1/2040	349,000	449,505
5.45%, 3/1/2047	158,000	208,492
5.55%, 8/15/2041	139,000	183,252
5.65%, 2/15/2047	300,000	406,203
5.70%, 3/1/2057	600,000	838,332
6.00%, 8/15/2040	360,000	492,376
6.15%, 9/15/2034	44,000	58,177
6.25%, 3/29/2041	153,000	214,208
6.30%, 1/15/2038	50,000	69,698
6.38%, 3/1/2041	286,000	411,085
Security Description	Principal Amount	Value
6.55%, 2/15/2039	$ 102,000	$ 144,576
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	545,000	661,101
4.46%, 4/1/2048	266,000	330,079
Series US-4, 3.65%, 3/17/2051	230,000	251,705
Cisco Systems, Inc.:
5.50%, 1/15/2040	897,000	1,269,111
5.90%, 2/15/2039	716,000	1,042,124
Corning, Inc.:
3.90%, 11/15/2049	105,000	118,919
4.38%, 11/15/2057	342,000	407,561
4.70%, 3/15/2037	128,000	152,663
4.75%, 3/15/2042 (a)	95,000	118,851
5.35%, 11/15/2048	254,000	342,575
5.45%, 11/15/2079	150,000	209,530
5.85%, 11/15/2068	403,000	581,142
Deutsche Telekom International Finance B.V. 9.25%, 6/1/2032	214,000	347,232
Juniper Networks, Inc. 5.95%, 3/15/2041 (a)	159,000	211,659
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	56,638
Motorola Solutions, Inc. 5.50%, 9/1/2044	138,000	180,242
Orange SA:
5.38%, 1/13/2042	430,000	580,410
5.50%, 2/6/2044	29,000	40,370
Rogers Communications, Inc.:
3.70%, 11/15/2049	296,000	315,175
4.30%, 2/15/2048	782,000	904,422
4.35%, 5/1/2049	476,000	560,271
4.50%, 3/15/2043	210,000	244,629
5.00%, 3/15/2044	281,000	351,480
5.45%, 10/1/2043	131,000	172,568
7.50%, 8/15/2038	154,000	234,078
Telefonica Emisiones SA:
4.67%, 3/6/2038	246,000	289,407
4.90%, 3/6/2048	422,000	504,716
5.21%, 3/8/2047	1,255,000	1,571,160
5.52%, 3/1/2049	321,000	417,156
7.05%, 6/20/2036	686,000	987,483
TELUS Corp.:
4.30%, 6/15/2049	155,000	187,060
4.60%, 11/16/2048	266,000	334,014
T-Mobile USA, Inc.:
2.25%, 11/15/2031 (a)	991,000	975,976
3.00%, 2/15/2041 (a)	734,000	725,845
3.30%, 2/15/2051	2,167,000	2,159,307
4.38%, 4/15/2040	494,000	579,027
4.50%, 4/15/2050	487,000	579,335
Verizon Communications, Inc.:
2.65%, 11/20/2040	1,062,000	1,024,639

See accompanying notes to financial statements.
210

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.88%, 11/20/2050	$ 726,000	$ 693,315
2.99%, 10/30/2056	1,738,000	1,634,120
3.00%, 11/20/2060	639,000	599,919
3.40%, 3/22/2041	1,148,000	1,215,996
3.55%, 3/22/2051	1,628,000	1,739,616
3.70%, 3/22/2061	1,622,000	1,739,644
3.85%, 11/1/2042	599,000	678,823
4.00%, 3/22/2050	916,000	1,054,188
4.13%, 8/15/2046	782,000	918,436
4.27%, 1/15/2036	1,142,000	1,362,098
4.40%, 11/1/2034	797,000	950,359
4.50%, 8/10/2033	1,000,000	1,196,610
4.52%, 9/15/2048	1,211,000	1,494,870
4.67%, 3/15/2055	847,000	1,094,366
4.75%, 11/1/2041	1,307,000	1,660,988
4.81%, 3/15/2039	468,000	593,419
4.86%, 8/21/2046	1,425,000	1,840,786
5.01%, 4/15/2049	304,000	402,247
5.01%, 8/21/2054	589,000	798,955
5.25%, 3/16/2037	572,000	754,508
5.50%, 3/16/2047	149,000	208,299
5.85%, 9/15/2035	1,000	1,375
Vodafone Group PLC:
4.25%, 9/17/2050	499,000	580,861
4.38%, 2/19/2043	639,000	745,675
4.88%, 6/19/2049	966,000	1,218,068
5.00%, 5/30/2038	523,000	658,776
5.13%, 6/19/2059	298,000	388,884
5.25%, 5/30/2048	1,043,000	1,367,217
6.15%, 2/27/2037	302,000	418,327
6.25%, 11/30/2032	200,000	269,960
		79,925,760
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	150,000	183,900
6.35%, 3/15/2040	387,000	539,010
		722,910
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	320,000	333,539
3.30%, 9/15/2051	598,000	652,490
3.55%, 2/15/2050	500,000	566,330
3.90%, 8/1/2046	334,000	392,189
4.05%, 6/15/2048	224,000	270,702
4.13%, 6/15/2047	136,000	165,294
4.15%, 4/1/2045	168,000	203,537
4.38%, 9/1/2042	148,000	183,069
4.40%, 3/15/2042	21,000	25,954
4.45%, 3/15/2043	146,000	183,014
4.55%, 9/1/2044	425,000	541,705
4.70%, 9/1/2045	307,000	399,702
4.90%, 4/1/2044	425,000	566,466
4.95%, 9/15/2041	128,000	168,166
Security Description	Principal Amount	Value
5.05%, 3/1/2041	$ 152,000	$ 201,762
5.40%, 6/1/2041	475,000	652,631
5.75%, 5/1/2040	378,000	535,826
6.15%, 5/1/2037	396,000	572,074
6.20%, 8/15/2036	158,000	225,796
Canadian National Railway Co.:
2.45%, 5/1/2050	357,000	323,074
3.20%, 8/2/2046	122,000	126,430
3.65%, 2/3/2048	318,000	352,878
4.45%, 1/20/2049	164,000	204,082
6.20%, 6/1/2036	12,000	16,932
6.25%, 8/1/2034	164,000	232,293
6.38%, 11/15/2037	208,000	299,874
Canadian Pacific Railway Co.:
4.80%, 9/15/2035 (a)	237,000	294,247
5.95%, 5/15/2037	560,000	774,883
6.13%, 9/15/2115	554,000	860,922
CSX Corp.:
3.35%, 9/15/2049	73,000	77,337
3.80%, 11/1/2046	199,000	225,167
3.80%, 4/15/2050	335,000	384,078
4.10%, 3/15/2044	252,000	294,933
4.25%, 11/1/2066	182,000	225,212
4.30%, 3/1/2048	348,000	422,521
4.40%, 3/1/2043	65,000	78,296
4.50%, 3/15/2049	497,000	621,300
4.50%, 8/1/2054	261,000	330,875
4.65%, 3/1/2068	143,000	187,703
4.75%, 5/30/2042	260,000	328,416
4.75%, 11/15/2048	375,000	485,198
5.50%, 4/15/2041	276,000	374,104
6.00%, 10/1/2036	246,000	341,406
6.15%, 5/1/2037	247,000	348,707
6.22%, 4/30/2040	341,000	500,213
FedEx Corp.:
3.25%, 5/15/2041	364,000	374,789
3.88%, 8/1/2042 (a)	119,000	132,408
3.90%, 2/1/2035	255,000	291,873
4.05%, 2/15/2048	299,000	343,458
4.10%, 4/15/2043	275,000	313,937
4.10%, 2/1/2045	301,000	344,025
4.40%, 1/15/2047	110,000	131,370
4.55%, 4/1/2046	330,000	399,495
4.75%, 11/15/2045	370,000	461,175
4.90%, 1/15/2034	257,000	320,751
4.95%, 10/17/2048	475,000	612,978
5.10%, 1/15/2044	253,000	324,842
5.25%, 5/15/2050	392,000	531,783
FedEx Corp. Pass Through Trust Series 2020-1, Class AA , 1.88%, 8/20/2035	180,054	178,304
Kansas City Southern:
3.50%, 5/1/2050	190,000	200,982

See accompanying notes to financial statements.
211

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.20%, 11/15/2069	$ 137,000	$ 158,420
4.30%, 5/15/2043	118,000	135,459
4.70%, 5/1/2048	662,000	824,912
4.95%, 8/15/2045	157,000	200,586
Norfolk Southern Corp.:
3.05%, 5/15/2050	315,000	315,784
3.16%, 5/15/2055	396,000	400,435
3.40%, 11/1/2049	165,000	175,184
3.94%, 11/1/2047	363,000	416,659
3.95%, 10/1/2042	177,000	203,633
4.05%, 8/15/2052	207,000	244,465
4.10%, 5/15/2049	65,000	76,373
4.10%, 5/15/2121	367,000	401,597
4.15%, 2/28/2048	187,000	220,254
4.45%, 6/15/2045	227,000	277,505
4.65%, 1/15/2046	329,000	412,214
4.84%, 10/1/2041	262,000	336,471
Union Pacific Corp.:
2.89%, 4/6/2036 (c)	100,000	104,025
2.97%, 9/16/2062 (c)	50,000	48,013
2.97%, 9/16/2062	361,000	346,654
3.20%, 5/20/2041	235,000	248,456
3.25%, 2/5/2050	468,000	492,991
3.35%, 8/15/2046	58,000	61,447
3.55%, 5/20/2061	607,000	651,244
3.60%, 9/15/2037	270,000	302,273
3.75%, 2/5/2070	176,000	193,595
3.80%, 4/6/2071 (c)	405,000	448,614
3.84%, 3/20/2060	649,000	736,725
3.88%, 2/1/2055	148,000	167,523
3.95%, 8/15/2059	1,132,000	1,315,271
4.00%, 4/15/2047	194,000	224,811
4.05%, 11/15/2045	100,000	115,407
4.05%, 3/1/2046	280,000	324,069
4.10%, 9/15/2067	192,000	223,726
4.30%, 3/1/2049	3,000	3,676
4.50%, 9/10/2048	7,000	8,673
Series MTN, 3.55%, 8/15/2039	104,000	115,718
United Parcel Service, Inc.:
3.40%, 9/1/2049	336,000	376,733
3.63%, 10/1/2042 (a)	107,000	123,327
3.75%, 11/15/2047	411,000	483,829
4.25%, 3/15/2049	362,000	457,474
4.88%, 11/15/2040	346,000	455,592
5.20%, 4/1/2040	267,000	363,627
5.30%, 4/1/2050	90,000	131,795
6.20%, 1/15/2038	555,000	818,725
		34,657,461
TRUCKING & LEASING — 0.0% (f)
GATX Corp.:
3.10%, 6/1/2051	249,000	238,014
5.20%, 3/15/2044	132,000	169,551
		407,565
Security Description	Principal Amount	Value
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	$ 450,000	$ 470,857
3.45%, 5/1/2050	148,000	160,040
3.75%, 9/1/2047	413,000	466,223
4.00%, 12/1/2046	137,000	160,101
4.15%, 6/1/2049	178,000	214,953
4.20%, 9/1/2048	435,000	528,612
4.30%, 12/1/2042	154,000	188,960
4.30%, 9/1/2045	115,000	138,570
6.59%, 10/15/2037	70,000	103,711
Essential Utilities, Inc.:
2.40%, 5/1/2031	145,000	146,035
3.35%, 4/15/2050	240,000	248,141
4.28%, 5/1/2049	185,000	220,537
		3,046,740
TOTAL CORPORATE BONDS & NOTES (Cost $988,578,840)		983,794,130
	Shares
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (g) (h)	1,474,271	1,474,713
State Street Navigator Securities Lending Portfolio II (i) (j)	21,154,948	21,154,948
TOTAL SHORT-TERM INVESTMENTS (Cost $22,629,661)		22,629,661
TOTAL INVESTMENTS — 100.7% (Cost $1,011,208,501)		1,006,423,791
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(6,955,994)
NET ASSETS — 100.0%		$ 999,467,797
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2021. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
212

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$983,794,130	$—	$ 983,794,130
Short-Term Investments	22,629,661	—	—	22,629,661
TOTAL INVESTMENTS	$22,629,661	$983,794,130	$—	$1,006,423,791
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	605,978	$ 606,220	$ 98,733,928	$ 97,865,452	$17	$—	1,474,271	$ 1,474,713	$ 1,700
State Street Navigator Securities Lending Portfolio II	14,414,590	14,414,590	134,388,758	127,648,400	—	—	21,154,948	21,154,948	36,812
Total		$15,020,810	$233,122,686	$225,513,852	$17	$—		$22,629,661	$38,512
See accompanying notes to financial statements.
213

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
1.13%, 5/15/2040	$ 105,717,900	$ 91,280,799
1.13%, 8/15/2040	114,727,100	98,701,158
1.25%, 5/15/2050	111,820,800	91,291,200
1.38%, 11/15/2040	101,815,300	91,458,775
1.38%, 8/15/2050	131,036,800	110,439,453
1.63%, 11/15/2050 (a)	134,567,500	120,816,384
1.88%, 2/15/2041 (a)	139,532,500	136,632,840
1.88%, 2/15/2051 (a)	140,026,600	133,616,007
2.00%, 2/15/2050	95,832,700	94,125,680
2.25%, 5/15/2041	16,005,200	16,655,411
2.25%, 8/15/2046	62,826,900	64,937,491
2.25%, 8/15/2049	92,524,300	95,820,478
2.38%, 11/15/2049	76,263,900	81,185,305
2.38%, 5/15/2051	37,652,800	40,200,247
2.50%, 2/15/2045	69,460,900	75,115,451
2.50%, 2/15/2046	54,033,400	58,516,484
2.50%, 5/15/2046	56,532,100	61,222,498
2.75%, 8/15/2042	25,736,700	28,981,937
2.75%, 11/15/2042	41,206,500	46,376,628
2.75%, 8/15/2047	59,899,500	68,098,244
2.75%, 11/15/2047	64,895,700	73,839,139
2.88%, 5/15/2043	54,894,300	63,085,559
2.88%, 8/15/2045	47,260,700	54,623,031
2.88%, 11/15/2046	48,662,400	56,448,384
2.88%, 5/15/2049	88,556,200	103,666,102
3.00%, 5/15/2042	24,823,600	29,039,733
3.00%, 11/15/2044	53,045,100	62,419,164
3.00%, 5/15/2045	44,373,700	52,312,432
3.00%, 11/15/2045 (a)	24,839,700	29,357,420
3.00%, 2/15/2047	55,185,200	65,532,425
3.00%, 5/15/2047	42,627,600	50,660,238
3.00%, 2/15/2048	71,592,100	85,295,275
3.00%, 8/15/2048	84,419,800	100,749,755
3.00%, 2/15/2049	90,958,800	108,852,102
3.13%, 11/15/2041	22,835,600	27,199,340
3.13%, 2/15/2042	30,793,600	36,716,557
3.13%, 2/15/2043	32,806,900	39,173,489
3.13%, 8/15/2044	55,840,900	66,982,905
3.13%, 5/15/2048	76,062,800	92,737,192
3.38%, 5/15/2044	54,822,900	68,323,039
3.38%, 11/15/2048	82,698,700	105,544,216
3.50%, 2/15/2039	13,462,700	16,819,961
3.63%, 8/15/2043	39,357,100	50,647,668
3.63%, 2/15/2044	53,965,900	69,708,765
3.75%, 8/15/2041	24,386,300	31,656,466
Security Description	Principal Amount	Value
3.75%, 11/15/2043	$ 40,419,100	$ 53,031,122
3.88%, 8/15/2040	28,299,600	37,178,600
4.25%, 5/15/2039	17,597,200	24,055,922
4.25%, 11/15/2040	23,365,500	32,204,231
4.38%, 2/15/2038 (a)	11,019,100	15,152,984
4.38%, 11/15/2039	22,702,600	31,549,519
4.38%, 5/15/2040	23,562,100	32,898,582
4.38%, 5/15/2041	23,797,600	33,405,881
4.50%, 2/15/2036 (a)	16,660,400	22,855,986
4.50%, 5/15/2038	13,973,500	19,493,033
4.50%, 8/15/2039	20,914,200	29,449,808
4.63%, 2/15/2040	21,061,100	30,202,934
4.75%, 2/15/2037	8,690,500	12,329,647
4.75%, 2/15/2041 (a)	27,008,500	39,580,113
5.00%, 5/15/2037 (a)	11,186,500	16,293,836
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,773,892,288)		3,576,545,025
	Shares
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	512,076	512,076
State Street Navigator Securities Lending Portfolio II (d) (e)	259,298,958	259,298,958
TOTAL SHORT-TERM INVESTMENTS (Cost $259,811,034)		259,811,034
TOTAL INVESTMENTS — 106.4% (Cost $4,033,703,322)		3,836,356,059
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(232,300,369)
NET ASSETS — 100.0%		$ 3,604,055,690
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
214

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,576,545,025	$—	$3,576,545,025
Short-Term Investments	259,811,034	—	—	259,811,034
TOTAL INVESTMENTS	$259,811,034	$3,576,545,025	$—	$3,836,356,059
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	796,152	$ 796,152	$ 98,818,436	$ 99,102,512	$—	$—	512,076	$ 512,076	$ 1,807
State Street Navigator Securities Lending Portfolio II	389,640,906	389,640,906	2,438,419,306	2,568,761,254	—	—	259,298,958	259,298,958	227,583
Total		$390,437,058	$2,537,237,742	$2,667,863,766	$—	$—		$ 259,811,034	$229,390
See accompanying notes to financial statements.
215

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.1%
WPP Finance 2010 3.63%, 9/7/2022	$ 3,891,000	$ 4,031,776
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
1.17%, 2/4/2023	6,718,000	6,743,058
1.43%, 2/4/2024	21,198,000	21,252,479
1.88%, 6/15/2023	1,290,000	1,315,155
1.95%, 2/1/2024 (a)	4,620,000	4,734,622
2.30%, 8/1/2021 (a)	3,722,000	3,727,546
2.80%, 3/1/2024	1,100,000	1,147,938
4.51%, 5/1/2023	40,126,000	42,768,297
General Dynamics Corp.:
1.88%, 8/15/2023	1,661,000	1,709,883
2.25%, 11/15/2022	6,857,000	7,005,660
3.38%, 5/15/2023	8,119,000	8,557,994
L3Harris Technologies, Inc. 3.85%, 6/15/2023	8,143,000	8,658,370
Lockheed Martin Corp.:
3.10%, 1/15/2023	4,107,000	4,261,711
3.35%, 9/15/2021 (a)	1,834,000	1,845,481
Northrop Grumman Corp. 3.25%, 8/1/2023	3,240,000	3,427,985
Raytheon Technologies Corp.:
2.50%, 12/15/2022	4,898,000	5,026,475
2.80%, 3/15/2022	5,097,000	5,176,870
3.20%, 3/15/2024	18,276,000	19,444,750
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	3,921,000	3,919,706
0.95%, 4/1/2024	7,380,000	7,389,668
		158,113,648
AGRICULTURE — 0.9%
Altria Group, Inc.:
2.85%, 8/9/2022 (a)	223,000	229,008
3.80%, 2/14/2024	5,340,000	5,737,883
4.00%, 1/31/2024	3,973,000	4,305,739
BAT Capital Corp. 2.76%, 8/15/2022	470,000	481,064
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	4,118,000	4,230,751
4.35%, 3/15/2024	4,745,000	5,165,217
Philip Morris International, Inc.:
1.13%, 5/1/2023	6,787,000	6,876,520
2.13%, 5/10/2023	4,167,000	4,292,427
2.38%, 8/17/2022	9,299,000	9,497,441
2.50%, 8/22/2022	4,275,000	4,384,996
2.50%, 11/2/2022	4,462,000	4,583,277
2.63%, 3/6/2023	201,000	208,700
2.88%, 5/1/2024	6,942,000	7,382,470
3.60%, 11/15/2023	3,812,000	4,103,275
Security Description	Principal Amount	Value
Reynolds American, Inc. 4.85%, 9/15/2023	$ 5,090,000	$ 5,551,510
		67,030,278
AIRLINES — 0.2%
Southwest Airlines Co.:
2.75%, 11/16/2022 (a)	1,553,000	1,595,335
4.75%, 5/4/2023	10,064,000	10,801,490
		12,396,825
APPAREL — 0.0% (b)
NIKE, Inc. 2.25%, 5/1/2023	149,000	153,594
Tapestry, Inc. 3.00%, 7/15/2022	3,174,000	3,237,004
		3,390,598
AUTO MANUFACTURERS — 4.2%
American Honda Finance Corp.:
Series GMTN, 3.55%, 1/12/2024	3,739,000	4,019,537
Series MTN, 0.40%, 10/21/2022	4,066,000	4,072,465
Series MTN, 0.55%, 7/12/2024	3,920,000	3,906,398
Series MTN, 0.65%, 9/8/2023	5,820,000	5,846,190
Series MTN, 0.88%, 7/7/2023	17,569,000	17,725,013
Series MTN, 1.95%, 5/10/2023	15,349,000	15,786,600
Series MTN, 2.05%, 1/10/2023	3,103,000	3,183,275
Series MTN, 2.40%, 6/27/2024	1,000,000	1,051,010
Series MTN, 2.60%, 11/16/2022	4,237,000	4,371,101
Series MTN, 2.90%, 2/16/2024	2,806,000	2,972,340
Series MTN, 3.63%, 10/10/2023	173,000	185,364
Cummins, Inc. 3.65%, 10/1/2023	919,000	978,349
General Motors Co.:
4.88%, 10/2/2023	19,724,000	21,469,771
5.40%, 10/2/2023	17,583,000	19,356,421
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	4,950,000	4,979,948
1.70%, 8/18/2023	8,335,000	8,503,534
3.25%, 1/5/2023	3,173,000	3,292,781
3.70%, 5/9/2023	1,776,000	1,865,084
3.95%, 4/13/2024	9,415,000	10,143,721
4.15%, 6/19/2023	14,712,000	15,627,969
4.25%, 5/15/2023	3,334,000	3,543,542
5.10%, 1/17/2024	6,858,000	7,553,058
5.20%, 3/20/2023	18,152,000	19,544,621

See accompanying notes to financial statements.
216

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
PACCAR Financial Corp.:
3.40%, 8/9/2023	$ 180,000	$ 191,156
Series MTN, 0.35%, 8/11/2023	3,559,000	3,556,473
Series MTN, 0.35%, 2/2/2024	3,313,000	3,298,787
Series MTN, 0.80%, 6/8/2023	2,159,000	2,177,503
Series MTN, 1.90%, 2/7/2023	2,522,000	2,582,957
Series MTN, 2.00%, 9/26/2022	2,138,000	2,181,786
Series MTN, 2.65%, 4/6/2023	3,921,000	4,079,918
Stellantis NV 5.25%, 4/15/2023	3,511,000	3,785,736
Toyota Motor Corp.:
0.68%, 3/25/2024	16,235,000	16,259,353
2.16%, 7/2/2022	3,829,000	3,902,555
3.42%, 7/20/2023	402,000	426,751
Toyota Motor Credit Corp.:
0.50%, 6/18/2024 (a)	12,800,000	12,746,496
3.35%, 1/8/2024	3,661,000	3,914,561
Series GMTN, 2.70%, 1/11/2023	3,781,000	3,917,645
Series GMTN, 2.80%, 7/13/2022 (a)	2,342,000	2,403,431
Series GMTN, 3.45%, 9/20/2023	1,271,000	1,356,055
Series MTN, 0.35%, 10/14/2022 (a)	6,854,000	6,861,265
Series MTN, 0.40%, 4/6/2023	4,288,000	4,290,659
Series MTN, 0.45%, 7/22/2022	4,630,000	4,640,232
Series MTN, 0.45%, 1/11/2024	9,912,000	9,882,462
Series MTN, 0.50%, 8/14/2023	13,642,000	13,668,738
Series MTN, 1.35%, 8/25/2023	19,657,000	20,040,508
Series MTN, 2.15%, 9/8/2022	2,471,000	2,524,077
Series MTN, 2.25%, 10/18/2023	486,000	505,814
Series MTN, 2.63%, 1/10/2023	3,442,000	3,561,919
Series MTN, 2.90%, 3/30/2023	9,217,000	9,625,129
Series MTN, 2.90%, 4/17/2024	2,555,000	2,714,177
		325,074,235
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Corp. 4.15%, 3/15/2024	1,433,000	1,553,716
Security Description	Principal Amount	Value
Magna International, Inc. 3.63%, 6/15/2024	$ 8,000,000	$ 8,630,400
		10,184,116
BANKS — 34.7%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	1,966,000	1,967,887
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 2.05%, 11/21/2022 (a)	7,169,000	7,342,490
Series MTN, 2.63%, 11/9/2022	4,431,000	4,568,760
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	15,274,000	15,324,099
Banco Santander SA:
2.71%, 6/27/2024	10,974,000	11,551,562
3.13%, 2/23/2023	13,584,000	14,142,710
3.85%, 4/12/2023	10,760,000	11,374,181
1 year CMT + 0.45%, 0.70%, 6/30/2024 (c)	6,910,000	6,922,092
Bank of America Corp.:
4.10%, 7/24/2023	7,131,000	7,662,830
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	29,304,000	30,785,024
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	58,000,000	60,116,420
SOFR + 0.69%, 0.98%, 4/22/2025 (a) (c)	15,760,000	15,809,486
Series GMTN, 3.30%, 1/11/2023	14,171,000	14,788,714
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	10,210,000	10,464,025
Series MTN, 2.50%, 10/21/2022 (a)	11,843,000	11,921,874
Series MTN, 4.00%, 4/1/2024	19,485,000	21,244,495
Series MTN, 4.13%, 1/22/2024	12,361,000	13,459,151
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	17,872,000	19,046,727
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	11,800,000	12,612,430
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (a) (c)	20,010,000	20,004,197
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	17,349,000	17,407,293

See accompanying notes to financial statements.
217

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	$ 9,003,000	$ 9,162,083
Bank of Montreal:
0.45%, 12/8/2023	7,861,000	7,863,909
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	5,020,000	5,386,360
Series E, 3.30%, 2/5/2024	9,777,000	10,470,483
Series MTN, 2.05%, 11/1/2022 (a)	10,299,000	10,539,276
Series MTN, 2.35%, 9/11/2022	2,705,000	2,773,626
Series MTN, 2.50%, 6/28/2024	2,700,000	2,849,769
Series MTN, 2.55%, 11/6/2022	4,793,000	4,928,402
Bank of New York Mellon Corp.:
Series 0012, 3.65%, 2/4/2024	4,693,000	5,058,444
Series MTN, 0.35%, 12/7/2023	7,023,000	7,012,395
Series MTN, 0.50%, 4/26/2024	11,140,000	11,124,850
Series MTN, 1.60%, 4/24/2025 (a)	1,015,000	1,041,958
Series MTN, 1.85%, 1/27/2023	5,698,000	5,830,649
Series MTN, 1.95%, 8/23/2022	12,617,000	12,860,256
Series MTN, 2.20%, 8/16/2023	504,000	522,144
Series MTN, 2.95%, 1/29/2023	7,274,000	7,562,560
Series MTN, 3.45%, 8/11/2023	47,000	50,054
Series MTN, 3.50%, 4/28/2023	3,619,000	3,827,563
Bank of Nova Scotia:
0.55%, 9/15/2023	3,912,000	3,920,998
0.70%, 4/15/2024	12,940,000	12,952,552
0.80%, 6/15/2023	375,000	377,783
1.63%, 5/1/2023	25,504,000	26,072,739
1.95%, 2/1/2023	14,884,000	15,256,249
2.00%, 11/15/2022	4,204,000	4,299,641
2.38%, 1/18/2023	3,441,000	3,548,050
3.40%, 2/11/2024	5,720,000	6,125,491
Series BKNT, 2.45%, 9/19/2022	3,841,000	3,941,519
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	5,090,000	5,532,219
Barclays PLC:
3.68%, 1/10/2023	7,706,000	7,836,694
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	1,905,000	1,912,106
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	$ 15,387,000	$ 16,403,927
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	28,700,000	30,966,152
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	17,617,000	18,453,279
BPCE SA 4.00%, 4/15/2024	2,000	2,181
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	8,665,000	8,663,874
0.50%, 12/14/2023	7,975,000	7,952,431
0.95%, 6/23/2023	8,737,000	8,817,031
3.10%, 4/2/2024	8,487,000	9,022,699
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (a) (c)	8,825,000	9,030,358
Series BKNT, 3.50%, 9/13/2023	3,571,000	3,813,399
Capital One NA:
Series BKNT, 2.15%, 9/6/2022	1,000,000	1,019,130
Series BKNT, 2.65%, 8/8/2022	100,000	102,350
Citibank NA Series BKNT, 3.65%, 1/23/2024	6,042,000	6,502,219
Citigroup, Inc.:
2.70%, 10/27/2022	1,856,000	1,909,082
3.38%, 3/1/2023 (a)	805,000	844,244
3.50%, 5/15/2023	6,479,000	6,829,125
3.88%, 10/25/2023	2,037,000	2,198,432
4.05%, 7/30/2022	6,584,000	6,840,249
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	13,960,000	14,889,457
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	18,030,000	18,489,224
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	29,744,000	31,693,422
SOFR + 0.67%, 0.98%, 5/1/2025 (a) (c)	12,340,000	12,370,727
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	22,950,000	23,004,162
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	25,592,000	26,133,783
Citizens Bank NA/Providence RI Series BKNT, 3.70%, 3/29/2023	2,796,000	2,942,874
Comerica, Inc. 3.70%, 7/31/2023	5,851,000	6,222,773

See accompanying notes to financial statements.
218

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Cooperatieve Rabobank UA:
0.38%, 1/12/2024 (a)	$ 8,045,000	$ 8,013,544
2.75%, 1/10/2023	5,309,000	5,501,876
3.95%, 11/9/2022	8,398,000	8,790,439
4.63%, 12/1/2023	11,428,000	12,490,233
Credit Suisse AG:
0.50%, 2/2/2024	10,404,000	10,366,338
1.00%, 5/5/2023	16,892,000	17,064,129
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 9/15/2022	14,140,000	14,703,338
3.80%, 6/9/2023	14,196,000	15,034,132
Deutsche Bank AG:
0.90%, 5/28/2024	7,022,000	6,994,123
3.30%, 11/16/2022	605,000	626,060
3.70%, 5/30/2024	3,213,000	3,449,380
3.70%, 5/30/2024	4,576,000	4,907,531
3.95%, 2/27/2023	5,542,000	5,817,659
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	7,880,000	7,922,158
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	25,150,000	25,825,026
Discover Bank:
2.45%, 9/12/2024	5,920,000	6,193,741
Series BKNT, 3.20%, 8/9/2021	3,649,000	3,651,335
Series BKNT, 3.35%, 2/6/2023	3,693,000	3,850,691
Series BKNT, 4.20%, 8/8/2023	4,392,000	4,730,052
Fifth Third Bancorp:
1.63%, 5/5/2023	8,827,000	9,003,363
3.65%, 1/25/2024	5,476,000	5,868,903
4.30%, 1/16/2024	4,457,000	4,833,750
Fifth Third Bank NA Series BKNT, 1.80%, 1/30/2023 (a)	3,936,000	4,022,553
First Horizon Corp. 3.55%, 5/26/2023	3,762,000	3,954,803
First Republic Bank Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	4,561,000	4,655,504
FNB Corp. 2.20%, 2/24/2023	4,850,000	4,926,776
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	11,919,000	11,926,032
3.20%, 2/23/2023	10,152,000	10,588,739
3.63%, 1/22/2023	17,370,000	18,226,341
3.63%, 2/20/2024	9,572,000	10,259,557
4.00%, 3/3/2024	11,479,000	12,468,719
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	25,596,000	26,237,180
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	14,234,000	14,553,126
Security Description	Principal Amount	Value
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	$ 11,820,000	$ 11,798,960
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	22,130,000	22,169,834
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	12,051,000	12,057,508
HSBC Holdings PLC:
0.98%, 5/24/2025 (c)	3,405,000	3,403,161
3.60%, 5/25/2023	8,601,000	9,106,223
4.25%, 3/14/2024	12,855,000	13,930,835
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	11,247,000	11,649,643
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	41,919,000	44,515,882
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	13,860,000	14,903,242
HSBC USA, Inc. 3.50%, 6/23/2024	5,400,000	5,849,172
Huntington National Bank:
1.80%, 2/3/2023	4,814,000	4,915,142
Series BKNT, 2.50%, 8/7/2022	1,378,000	1,408,964
Series BKNT, 3.55%, 10/6/2023	2,197,000	2,341,826
ING Groep NV:
3.55%, 4/9/2024	4,588,000	4,939,624
4.10%, 10/2/2023	17,197,000	18,534,583
Intesa Sanpaolo SpA 5.25%, 1/12/2024 (a)	4,160,000	4,597,507
JPMorgan Chase & Co.:
2.70%, 5/18/2023	8,878,000	9,228,148
2.97%, 1/15/2023 (a)	6,297,000	6,386,480
3.20%, 1/25/2023	6,076,000	6,346,747
3.38%, 5/1/2023	16,554,000	17,426,396
3.63%, 5/13/2024	6,421,000	6,959,529
3.88%, 2/1/2024	7,992,000	8,661,730
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (a) (c)	12,992,000	13,700,194
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	20,820,000	22,166,638
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	22,948,000	24,767,776
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	12,442,000	13,215,146
SOFR + 0.42%, 0.56%, 2/16/2025 (a) (c)	4,120,000	4,094,291
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	10,430,000	10,407,471

See accompanying notes to financial statements.
219

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	$ 22,878,000	$ 22,950,981
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	20,000,000	20,023,600
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	3,685,000	3,686,953
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	46,528,000	47,406,914
KeyBank NA:
0.43%, 6/14/2024 (a) (c)	9,000,000	9,003,330
Series BKNT, 1.25%, 3/10/2023	11,702,000	11,880,573
Series BKNT, 2.30%, 9/14/2022	4,363,000	4,465,487
Series BKNT, 3.38%, 3/7/2023	326,000	342,313
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (c)	3,415,000	3,414,932
Lloyds Bank PLC 2.25%, 8/14/2022 (a)	814,000	831,460
Lloyds Banking Group PLC:
3.90%, 3/12/2024	4,655,000	5,043,041
4.05%, 8/16/2023	11,722,000	12,563,991
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	7,518,000	7,537,321
1 year CMT + 1.10%, 1.33%, 6/15/2023 (c)	14,691,000	14,810,291
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	18,194,000	18,761,835
M&T Bank Corp. 3.55%, 7/26/2023	14,739,000	15,659,303
Mitsubishi UFJ Financial Group, Inc.:
2.62%, 7/18/2022	24,905,000	25,502,222
2.67%, 7/25/2022	16,248,000	16,654,362
3.41%, 3/7/2024	4,523,000	4,844,947
3.46%, 3/2/2023	17,700,000	18,593,673
3.76%, 7/26/2023	12,538,000	13,386,572
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	10,761,000	10,812,653
Mizuho Financial Group, Inc.:
2.60%, 9/11/2022	7,133,000	7,321,739
3.55%, 3/5/2023	3,785,000	3,982,804
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (c)	10,737,000	10,992,541
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	11,000	11,780
SOFR + 0.87%, 0.85%, 9/8/2024 (c)	11,845,000	11,898,184
SOFR + 1.25%, 1.24%, 7/10/2024 (c)	6,397,000	6,482,400
Morgan Stanley:
4.88%, 11/1/2022	11,494,000	12,160,537
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	$ 38,457,000	$ 40,663,663
SOFR + 0.526%, 0.79%, 5/30/2025 (c)	15,025,000	14,965,651
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	14,552,000	14,583,723
Series F, 3.88%, 4/29/2024	24,332,000	26,453,264
Series GMTN, 3.13%, 1/23/2023	15,218,000	15,868,874
Series GMTN, 3.75%, 2/25/2023	15,330,000	16,156,287
Series MTN, 4.10%, 5/22/2023	12,687,000	13,500,617
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	18,849,000	18,842,968
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (c)	19,654,000	19,675,619
MUFG Union Bank NA Series BKNT, 2.10%, 12/9/2022	3,953,000	4,045,896
National Australia Bank, Ltd.:
1.88%, 12/13/2022	6,266,000	6,408,426
2.88%, 4/12/2023	3,882,000	4,053,390
3.00%, 1/20/2023	3,300,000	3,434,871
3.63%, 6/20/2023	4,586,000	4,878,312
National Bank of Canada:
1 year CMT + 0.77%, 0.90%, 8/15/2023 (c)	3,300,000	3,317,226
Series MTN, 2.10%, 2/1/2023	13,916,000	14,277,955
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	2,865,000	2,852,451
Natwest Group PLC:
3.88%, 9/12/2023	22,494,000	24,029,215
5.13%, 5/28/2024	9,500,000	10,548,990
6.00%, 12/19/2023	600,000	672,720
6.13%, 12/15/2022	300,000	322,443
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	3,910,000	4,029,099
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	10,650,000	10,924,983
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	6,772,000	7,270,013
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	33,101,000	35,917,895
Northern Trust Corp. 2.38%, 8/2/2022	634,000	648,741
PNC Bank NA:
3.80%, 7/25/2023	491,000	523,052

See accompanying notes to financial statements.
220

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series BKNT, 2.45%, 7/28/2022	$ 2,730,000	$ 2,789,651
Series BKNT, 2.70%, 11/1/2022 (a)	12,791,000	13,172,939
Series BKNT, 2.95%, 1/30/2023	12,413,000	12,871,164
Series BKNT, 3.50%, 6/8/2023 (a)	1,147,000	1,214,122
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (d)	2,830,000	2,925,852
3.50%, 1/23/2024	5,934,000	6,370,564
3.90%, 4/29/2024	5,392,000	5,859,271
Regions Financial Corp. 3.80%, 8/14/2023	9,532,000	10,164,829
Royal Bank of Canada:
Series GMTN, 0.43%, 1/19/2024 (a)	9,643,000	9,613,782
Series GMTN, 1.60%, 4/17/2023 (a)	7,804,000	7,974,595
Series GMTN, 1.95%, 1/17/2023	4,931,000	5,053,289
Series GMTN, 3.70%, 10/5/2023	1,458,000	1,563,661
Series MTN, 0.50%, 10/26/2023	15,891,000	15,906,891
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	5,276,000	5,490,733
4.45%, 12/3/2021	3,703,000	3,752,657
3.50%, 6/7/2024	6,400,000	6,849,088
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	5,553,000	5,641,681
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	5,756,000	5,991,017
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	21,000	22,966
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	20,680,000	20,759,204
Santander UK PLC:
2.10%, 1/13/2023	2,000	2,052
4.00%, 3/13/2024 (a)	6,908,000	7,526,473
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	11,000	11,441
3.20%, 7/18/2022	5,541,000	5,709,003
3.95%, 7/19/2023	656,000	702,556
3.95%, 1/10/2024	2,233,000	2,417,446
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024	4,381,000	4,364,922
2.78%, 7/12/2022	16,357,000	16,772,304
2.78%, 10/18/2022	7,353,000	7,578,002
3.10%, 1/17/2023	11,553,000	12,039,266
Security Description	Principal Amount	Value
3.75%, 7/19/2023	$ 10,573,000	$ 11,279,488
3.94%, 10/16/2023	4,668,000	5,035,465
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	7,635,000	8,273,133
Synovus Bank SOFR + 0.95%, 2.29%, 2/10/2023 (c)	7,292,000	7,349,023
Synovus Financial Corp. 3.13%, 11/1/2022	750,000	771,300
Toronto-Dominion Bank:
0.55%, 3/4/2024	14,985,000	14,973,462
Series GMTN, 3.25%, 3/11/2024	6,840,000	7,326,050
Series GMTN, 3.50%, 7/19/2023 (a)	642,000	682,741
Series MTN, 0.25%, 1/6/2023 (a)	5,520,000	5,515,032
Series MTN, 0.30%, 6/2/2023	12,190,000	12,185,002
Series MTN, 0.45%, 9/11/2023	6,147,000	6,150,934
Series MTN, 0.75%, 6/12/2023	9,647,000	9,716,458
Series MTN, 1.90%, 12/1/2022	5,595,000	5,720,887
Series MTN, 2.65%, 6/12/2024	35,143,000	37,205,191
Truist Bank:
Series BKNT, 1.25%, 3/9/2023	15,119,000	15,345,180
Series BKNT, 2.45%, 8/1/2022	3,202,000	3,271,227
Series BKNT, 2.75%, 5/1/2023	450,000	469,008
Series BKNT, 3.00%, 2/2/2023 (a)	502,000	522,216
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (a) (c)	448,000	477,913
Series BNKT, 3.20%, 4/1/2024	6,990,000	7,478,531
Truist Financial Corp.:
Series MTN, 2.20%, 3/16/2023	6,151,000	6,332,393
Series MTN, 3.75%, 12/6/2023	10,923,000	11,747,468
US Bancorp:
3.38%, 2/5/2024	8,838,000	9,457,809
Series MTN, 2.95%, 7/15/2022	14,809,000	15,191,813
Series MTN, 3.70%, 1/30/2024	3,161,000	3,406,294
US Bank NA:
1.95%, 1/9/2023 (a)	4,300,000	4,404,404
Series BKNT, 2.85%, 1/23/2023 (a)	2,394,000	2,484,374

See accompanying notes to financial statements.
221

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series BKNT, 3.40%, 7/24/2023	$ 6,878,000	$ 7,293,156
Wells Fargo & Co.:
4.13%, 8/15/2023	7,776,000	8,357,645
4.48%, 1/16/2024	3,657,000	4,003,098
Series M, 3.45%, 2/13/2023	19,309,000	20,237,763
Series MTN, 2.63%, 7/22/2022	59,000	60,455
Series MTN, 3.75%, 1/24/2024	30,794,000	33,118,947
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	3,570,000	3,563,538
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	42,615,000	43,532,501
Wells Fargo Bank NA Series BKNT, 3.55%, 8/14/2023	14,881,000	15,834,574
Westpac Banking Corp.:
2.00%, 1/13/2023	5,859,000	6,009,342
2.75%, 1/11/2023	9,650,000	10,007,339
3.30%, 2/26/2024	11,063,000	11,859,868
3.65%, 5/15/2023 (a)	4,961,000	5,264,067
		2,684,133,229
BEVERAGES — 1.1%
Constellation Brands, Inc.:
2.65%, 11/7/2022	3,736,000	3,837,843
2.70%, 5/9/2022	3,680,000	3,747,712
3.20%, 2/15/2023	9,269,000	9,654,220
4.25%, 5/1/2023	5,032,000	5,366,125
Diageo Capital PLC:
2.63%, 4/29/2023	2,763,000	2,863,048
3.50%, 9/18/2023	544,000	578,996
Diageo Investment Corp. 8.00%, 9/15/2022	462,000	504,204
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	500,000	519,310
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	6,568,000	6,574,305
3.13%, 12/15/2023	2,700,000	2,864,376
4.06%, 5/25/2023 (a)	11,948,000	12,735,134
PepsiCo, Inc.:
0.40%, 10/7/2023	9,026,000	9,033,401
0.75%, 5/1/2023	8,800,000	8,873,304
2.75%, 3/1/2023	7,355,000	7,652,289
3.10%, 7/17/2022	6,367,000	6,525,857
3.60%, 3/1/2024	3,850,000	4,137,633
		85,467,757
BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.25%, 8/19/2023	1,176,000	1,217,713
2.70%, 5/1/2022	3,959,000	4,023,017
Security Description	Principal Amount	Value
3.63%, 5/15/2022	$ 3,814,000	$ 3,891,691
3.63%, 5/22/2024	6,933,000	7,464,622
Biogen, Inc. 3.63%, 9/15/2022	6,331,000	6,573,984
Gilead Sciences, Inc.:
0.75%, 9/29/2023	15,227,000	15,238,116
2.50%, 9/1/2023	2,984,000	3,104,016
3.25%, 9/1/2022	8,819,000	9,071,400
3.70%, 4/1/2024	9,526,000	10,236,639
Illumina, Inc. 0.55%, 3/23/2023	5,146,000	5,153,565
Royalty Pharma PLC 0.75%, 9/2/2023 (e)	10,121,000	10,151,262
		76,126,025
BUILDING MATERIALS — 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	4,628,000	4,961,401
Lennox International, Inc. 3.00%, 11/15/2023	2,137,000	2,242,076
Martin Marietta Materials, Inc. 0.65%, 7/15/2023 (f)	1,840,000	1,843,533
		9,047,010
CHEMICALS — 1.4%
Air Products & Chemicals, Inc. 2.75%, 2/3/2023	5,000	5,185
Cabot Corp. 3.70%, 7/15/2022 (a)	2,530,000	2,593,604
Celanese US Holdings LLC:
3.50%, 5/8/2024	6,373,000	6,821,914
4.63%, 11/15/2022	596,000	628,160
DuPont de Nemours, Inc. 4.21%, 11/15/2023	14,934,000	16,167,847
Eastman Chemical Co. 3.60%, 8/15/2022	3,433,000	3,527,682
Ecolab, Inc.:
2.38%, 8/10/2022	3,731,000	3,809,053
3.25%, 1/14/2023 (a)	3,777,000	3,924,794
FMC Corp.:
3.95%, 2/1/2022	1,275,000	1,289,688
4.10%, 2/1/2024	2,360,000	2,526,522
Linde, Inc.:
2.20%, 8/15/2022	2,931,000	2,979,391
2.45%, 2/15/2022	3,942,000	3,974,679
2.70%, 2/21/2023	636,000	656,486
LYB International Finance B.V. 4.00%, 7/15/2023	8,763,000	9,355,992
LyondellBasell Industries NV 5.75%, 4/15/2024	8,400,000	9,409,176
Mosaic Co.:
3.25%, 11/15/2022	9,690,000	10,030,603
3.75%, 11/15/2021	2,406,000	2,415,504
4.25%, 11/15/2023	4,121,000	4,425,171

See accompanying notes to financial statements.
222

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
NewMarket Corp. 4.10%, 12/15/2022	$ 2,972,000	$ 3,113,675
Nutrien, Ltd.:
1.90%, 5/13/2023	5,430,000	5,562,655
3.15%, 10/1/2022	2,765,000	2,838,660
3.50%, 6/1/2023	31,000	32,469
3.63%, 3/15/2024	4,493,000	4,797,670
PPG Industries, Inc. 3.20%, 3/15/2023	2,242,000	2,340,715
RPM International, Inc. 3.45%, 11/15/2022	3,354,000	3,458,779
Sherwin-Williams Co. 3.13%, 6/1/2024	2,100,000	2,242,401
		108,928,475
COMMERCIAL SERVICES — 0.6%
Block Financial LLC 5.50%, 11/1/2022	3,716,000	3,864,714
Equifax, Inc.:
3.30%, 12/15/2022	354,000	366,142
3.95%, 6/15/2023	56,000	59,501
Global Payments, Inc.:
3.75%, 6/1/2023	719,000	756,683
4.00%, 6/1/2023	5,708,000	6,066,234
IHS Markit, Ltd. 4.13%, 8/1/2023	640,000	684,218
J Paul Getty Trust Series 2021, 0.39%, 1/1/2024	100,000	99,590
Moody's Corp.:
2.63%, 1/15/2023	939,000	969,433
4.50%, 9/1/2022	4,152,000	4,306,870
4.88%, 2/15/2024	3,945,000	4,331,255
PayPal Holdings, Inc.:
1.35%, 6/1/2023	4,623,000	4,706,630
2.20%, 9/26/2022	13,150,000	13,466,521
RELX Capital, Inc. 3.50%, 3/16/2023	8,680,000	9,106,014
Verisk Analytics, Inc. 4.13%, 9/12/2022	969,000	1,010,260
		49,794,065
COMPUTERS — 3.7%
Apple, Inc.:
0.75%, 5/11/2023	31,866,000	32,130,169
1.70%, 9/11/2022 (a)	11,566,000	11,763,200
2.10%, 9/12/2022	4,800,000	4,899,216
2.40%, 1/13/2023 (a)	3,940,000	4,063,637
2.40%, 5/3/2023	27,492,000	28,523,500
2.85%, 2/23/2023	8,092,000	8,403,218
2.85%, 5/11/2024	3,154,000	3,348,350
3.00%, 2/9/2024	10,098,000	10,714,281
3.45%, 5/6/2024	21,751,000	23,544,588
Dell International LLC/EMC Corp. 5.45%, 6/15/2023	34,237,000	37,138,586
Security Description	Principal Amount	Value
DXC Technology Co. 4.25%, 4/15/2024	$ 447,000	$ 483,846
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	6,774,000	6,969,633
3.50%, 10/5/2021	2,146,000	2,158,039
4.40%, 10/15/2022	7,328,000	7,648,087
4.45%, 10/2/2023	15,784,000	17,078,920
HP, Inc. 4.05%, 9/15/2022 (a)	3,773,000	3,934,371
International Business Machines Corp.:
1.88%, 8/1/2022	10,275,500	10,446,998
2.85%, 5/13/2022	13,635,000	13,951,059
2.88%, 11/9/2022	4,948,000	5,119,795
3.00%, 5/15/2024	19,638,000	20,928,020
3.38%, 8/1/2023	4,054,000	4,303,686
3.63%, 2/12/2024	14,980,000	16,133,310
Leidos, Inc. 2.95%, 5/15/2023	12,828,000	13,337,015
		287,021,524
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	534,000	548,269
Series MTN, 1.95%, 2/1/2023	25,000	25,661
Series MTN, 2.10%, 5/1/2023	601,000	620,370
Series MTN, 3.25%, 3/15/2024	1,680,000	1,803,463
Procter & Gamble Co.:
2.15%, 8/11/2022	12,147,000	12,404,273
3.10%, 8/15/2023	1,161,000	1,230,869
Unilever Capital Corp.:
0.38%, 9/14/2023	4,177,000	4,181,219
2.60%, 5/5/2024	5,449,000	5,747,169
3.13%, 3/22/2023	874,000	914,388
3.25%, 3/7/2024	4,536,000	4,848,077
		32,323,758
DIVERSIFIED FINANCIAL SERVICES — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.15%, 2/15/2024 (a)	6,548,000	6,864,923
3.30%, 1/23/2023	7,170,000	7,430,414
4.13%, 7/3/2023	4,018,000	4,260,888
4.50%, 9/15/2023	9,011,000	9,665,289
4.63%, 7/1/2022	3,510,000	3,650,786
4.88%, 1/16/2024 (a)	7,752,000	8,442,316
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	2,088,000	2,274,396
Air Lease Corp.:
2.25%, 1/15/2023 (a)	3,814,000	3,913,507

See accompanying notes to financial statements.
223

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.63%, 7/1/2022	$ 3,393,000	$ 3,456,721
2.75%, 1/15/2023	1,320,000	1,361,540
3.00%, 9/15/2023	1,237,000	1,294,125
3.75%, 2/1/2022	2,728,000	2,765,101
3.88%, 7/3/2023	10,041,000	10,655,710
Series MTN, 0.70%, 2/15/2024	2,860,000	2,846,272
Series MTN, 4.25%, 2/1/2024	3,404,000	3,687,213
Aircastle, Ltd.:
5.00%, 4/1/2023	7,136,000	7,633,807
5.50%, 2/15/2022	3,910,000	4,024,368
Ally Financial, Inc.:
1.45%, 10/2/2023	11,499,000	11,680,109
3.05%, 6/5/2023	3,841,000	4,007,354
3.88%, 5/21/2024	11,503,000	12,398,509
American Express Co.:
2.50%, 8/1/2022 (a)	13,389,000	13,675,391
2.65%, 12/2/2022	6,567,000	6,781,872
3.40%, 2/27/2023	19,987,000	20,925,190
3.40%, 2/22/2024	16,122,000	17,254,087
3.70%, 8/3/2023	5,098,000	5,428,452
Ameriprise Financial, Inc. 4.00%, 10/15/2023	1,028,000	1,111,021
BGC Partners, Inc. 5.38%, 7/24/2023	4,181,000	4,518,490
BlackRock, Inc. 3.50%, 3/18/2024	4,391,000	4,745,925
Brookfield Finance, Inc. 4.00%, 4/1/2024	4,587,000	4,959,189
Capital One Bank USA NA 3.38%, 2/15/2023	10,313,000	10,788,532
Capital One Financial Corp.:
2.60%, 5/11/2023	21,760,000	22,596,019
3.20%, 1/30/2023	6,140,000	6,395,178
3.50%, 6/15/2023	8,017,000	8,477,176
3.75%, 4/24/2024	3,360,000	3,633,974
3.90%, 1/29/2024	11,677,000	12,599,833
Charles Schwab Corp.:
0.75%, 3/18/2024	11,895,000	11,961,374
2.65%, 1/25/2023	5,624,000	5,814,541
3.55%, 2/1/2024	3,565,000	3,835,904
CME Group, Inc. 3.00%, 9/15/2022	5,075,000	5,236,943
Discover Financial Services 3.85%, 11/21/2022	3,506,000	3,673,341
Eaton Vance Corp. 3.63%, 6/15/2023	613,000	648,940
Franklin Resources, Inc. 2.80%, 9/15/2022	768,000	790,364
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	8,931,000	8,970,296
2.35%, 9/15/2022	3,677,000	3,757,012
3.45%, 9/21/2023	110,000	116,844
4.00%, 10/15/2023	3,944,000	4,248,635
Security Description	Principal Amount	Value
International Lease Finance Corp. 5.88%, 8/15/2022	$ 4,885,000	$ 5,166,083
Invesco Finance PLC:
3.13%, 11/30/2022	1,276,000	1,323,659
4.00%, 1/30/2024	5,666,000	6,142,454
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	26,000	27,957
Jefferies Group LLC 5.13%, 1/20/2023	16,125,000	17,242,624
Mastercard, Inc. 3.38%, 4/1/2024	2,923,000	3,151,959
Nasdaq, Inc. 0.45%, 12/21/2022	5,112,000	5,111,080
ORIX Corp.:
2.90%, 7/18/2022	885,000	907,815
4.05%, 1/16/2024	4,452,000	4,821,516
Synchrony Financial:
2.85%, 7/25/2022	3,875,000	3,966,179
4.38%, 3/19/2024	3,993,000	4,348,776
Visa, Inc.:
2.15%, 9/15/2022	11,166,000	11,399,816
2.80%, 12/14/2022	13,253,000	13,685,843
Western Union Co. 4.25%, 6/9/2023	1,194,000	1,273,091
		383,826,723
ELECTRIC — 4.6%
AEP Texas, Inc. 2.40%, 10/1/2022	219,000	223,967
Alabama Power Co. Series 13-A, 3.55%, 12/1/2023	1,969,000	2,112,186
Ameren Illinois Co. 2.70%, 9/1/2022	749,000	765,276
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	31,000	31,923
Series M, 0.75%, 11/1/2023	4,270,000	4,272,220
Baltimore Gas & Electric Co. 3.35%, 7/1/2023	297,000	311,820
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	3,572,000	3,695,770
3.75%, 11/15/2023	2,442,000	2,610,498
Black Hills Corp. 4.25%, 11/30/2023	1,357,000	1,458,639
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	4,414,000	4,512,476
2.50%, 9/1/2024	5,000,000	5,232,300
Connecticut Light & Power Co. 2.50%, 1/15/2023	98,000	100,644

See accompanying notes to financial statements.
224

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	$ 3,653,000	$ 3,652,416
Consumers Energy Co.:
0.35%, 6/1/2023	2,740,000	2,735,616
3.38%, 8/15/2023	603,000	636,635
Delmarva Power & Light Co. 3.50%, 11/15/2023 (a)	2,024,000	2,155,985
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	2,353,000	2,402,766
DTE Electric Co. 3.65%, 3/15/2024	2,070,000	2,222,083
DTE Energy Co.:
2.25%, 11/1/2022	3,881,000	3,972,863
Series C, 3.50%, 6/1/2024	2,600,000	2,778,412
Series H, 0.55%, 11/1/2022	5,623,000	5,634,921
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	1,168,000	1,206,486
3.05%, 3/15/2023	3,000	3,132
Duke Energy Corp.:
1.80%, 9/1/2021	5,046,000	5,051,046
2.40%, 8/15/2022	7,337,000	7,490,637
3.05%, 8/15/2022	3,741,000	3,825,247
3.75%, 4/15/2024	8,001,000	8,615,957
3.95%, 10/15/2023	2,802,000	2,992,368
Duke Energy Ohio, Inc. 3.80%, 9/1/2023	406,000	432,110
Edison International:
2.40%, 9/15/2022	4,566,000	4,645,631
2.95%, 3/15/2023	1,677,000	1,731,553
3.13%, 11/15/2022	6,406,000	6,596,258
Emera US Finance L.P. 0.83%, 6/15/2024 (e)	3,500,000	3,486,385
Entergy Corp. 4.00%, 7/15/2022	4,258,000	4,391,403
Entergy Louisiana LLC:
0.62%, 11/17/2023	7,827,000	7,837,097
4.05%, 9/1/2023	61,000	65,089
Evergy Metro, Inc. 3.15%, 3/15/2023 (a)	571,000	593,143
Eversource Energy:
2.80%, 5/1/2023	102,000	105,683
Series N, 3.80%, 12/1/2023	5,418,000	5,816,548
Exelon Generation Co. LLC:
3.40%, 3/15/2022	4,535,000	4,618,807
4.25%, 6/15/2022	3,750,000	3,851,588
Florida Power & Light Co.:
2.75%, 6/1/2023	31,000	32,079
3.25%, 6/1/2024	2,200,000	2,350,106
Georgia Power Co. Series A, 2.10%, 7/30/2023	4,428,000	4,573,681
Security Description	Principal Amount	Value
ITC Holdings Corp. 2.70%, 11/15/2022	$ 7,139,000	$ 7,340,320
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024 (a)	5,649,000	5,634,256
2.70%, 2/15/2023	227,000	234,720
2.95%, 2/7/2024	5,380,000	5,679,236
3.40%, 11/15/2023	2,542,000	2,700,697
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (a) (c)	6,000	6,284
Series MTN, 2.30%, 9/15/2022	1,425,000	1,455,424
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	13,255,000	13,300,862
1.95%, 9/1/2022	2,589,000	2,636,327
2.80%, 1/15/2023	3,900,000	4,031,157
3.15%, 4/1/2024	3,469,000	3,690,045
Northern States Power Co. 2.60%, 5/15/2023	297,000	306,118
NSTAR Electric Co. 2.38%, 10/15/2022	3,073,000	3,135,013
OGE Energy Corp. 0.70%, 5/26/2023 (a)	2,571,000	2,570,614
Oklahoma Gas & Electric Co. 0.55%, 5/26/2023	3,682,000	3,682,626
Oncor Electric Delivery Co. LLC:
4.10%, 6/1/2022	2,439,000	2,499,195
7.00%, 9/1/2022	816,000	878,465
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	8,297,000	8,297,830
3.25%, 6/15/2023	1,868,000	1,932,147
3.75%, 2/15/2024	5,790,000	6,076,663
3.85%, 11/15/2023	3,479,000	3,649,506
4.25%, 8/1/2023	2,475,000	2,622,362
PacifiCorp 2.95%, 6/1/2023	456,000	474,732
PECO Energy Co. 1.70%, 9/15/2021	2,778,000	2,783,000
Potomac Electric Power Co. 3.60%, 3/15/2024	4,000	4,291
PPL Capital Funding, Inc. 3.50%, 12/1/2022 (a)	86,000	88,995
Progress Energy, Inc. 3.15%, 4/1/2022	3,292,000	3,339,141
PSEG Power LLC 3.85%, 6/1/2023	3,552,000	3,768,814
Public Service Co. of Colorado 2.25%, 9/15/2022	703,000	712,434
Public Service Co. of New Hampshire 3.50%, 11/1/2023	2,061,000	2,191,585

See accompanying notes to financial statements.
225

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 2.38%, 5/15/2023	$ 2,000	$ 2,066
Series MTN, 3.25%, 9/1/2023 (a)	308,000	325,873
Public Service Enterprise Group, Inc.:
2.65%, 11/15/2022	3,699,000	3,805,124
2.88%, 6/15/2024	15,851,000	16,813,790
Puget Energy, Inc.:
5.63%, 7/15/2022	860,000	893,600
6.00%, 9/1/2021	3,776,000	3,810,362
Sempra Energy:
2.88%, 10/1/2022	4,522,000	4,629,126
2.90%, 2/1/2023	5,479,000	5,673,340
3.55%, 6/15/2024	2,400,000	2,583,264
4.05%, 12/1/2023	7,315,000	7,846,727
Southern California Edison Co.:
0.70%, 4/3/2023	3,606,000	3,610,580
1.10%, 4/1/2024	14,319,000	14,421,954
Series B, 2.40%, 2/1/2022 (a)	2,268,000	2,287,210
Series C, 3.50%, 10/1/2023	738,000	779,926
Series D, 3.40%, 6/1/2023	853,000	896,042
Southern Co.:
2.95%, 7/1/2023	24,380,000	25,458,815
Series 21-A, 0.60%, 2/26/2024 (a)	2,960,000	2,954,287
Union Electric Co. 3.50%, 4/15/2024	5,000	5,357
Virginia Electric & Power Co.:
3.45%, 2/15/2024	1,000,000	1,066,080
Series C, 2.75%, 3/15/2023	1,463,000	1,513,474
WEC Energy Group, Inc.:
0.55%, 9/15/2023	12,580,000	12,585,158
0.80%, 3/15/2024	9,150,000	9,173,698
Xcel Energy, Inc. 0.50%, 10/15/2023	7,079,000	7,077,867
		355,768,029
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (b)
Emerson Electric Co.:
2.63%, 12/1/2021	3,002,000	3,025,776
2.63%, 2/15/2023	61,000	62,938
		3,088,714
ELECTRONICS — 0.4%
Agilent Technologies, Inc. 3.88%, 7/15/2023	605,000	641,978
Amphenol Corp. 3.20%, 4/1/2024	1,361,000	1,442,946
Arrow Electronics, Inc. 4.50%, 3/1/2023	1,867,000	1,963,860
Security Description	Principal Amount	Value
Avnet, Inc. 4.88%, 12/1/2022	$ 934,000	$ 987,658
Flex, Ltd. 5.00%, 2/15/2023	647,000	689,760
Honeywell International, Inc.:
0.48%, 8/19/2022	12,115,000	12,117,786
2.15%, 8/8/2022	6,509,000	6,632,931
3.35%, 12/1/2023 (a)	2,023,000	2,162,526
Jabil, Inc. 4.70%, 9/15/2022	2,693,000	2,825,065
Trimble, Inc. 4.15%, 6/15/2023	317,000	336,724
		29,801,234
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.50%, 8/15/2024	9,840,000	10,336,035
4.75%, 5/15/2023	1,813,000	1,940,998
Waste Management, Inc.:
2.40%, 5/15/2023	215,000	222,473
2.90%, 9/15/2022	8,930,000	9,145,302
		21,644,808
FOOD — 0.8%
Campbell Soup Co.:
2.50%, 8/2/2022	3,471,000	3,547,744
3.65%, 3/15/2023	3,874,000	4,070,334
Conagra Brands, Inc.:
3.20%, 1/25/2023	3,668,000	3,795,463
4.30%, 5/1/2024	9,131,000	10,019,446
General Mills, Inc.:
2.60%, 10/12/2022	4,524,000	4,641,669
3.65%, 2/15/2024	3,047,000	3,263,733
3.70%, 10/17/2023	4,116,000	4,404,038
Hershey Co. 3.38%, 5/15/2023	526,000	553,494
Hormel Foods Corp. 0.65%, 6/3/2024	2,800,000	2,805,376
Kellogg Co. 2.65%, 12/1/2023	2,937,000	3,083,703
Kroger Co.:
2.80%, 8/1/2022	3,641,000	3,727,620
3.85%, 8/1/2023	1,875,000	1,989,825
4.00%, 2/1/2024	3,717,000	4,002,020
McCormick & Co., Inc. 2.70%, 8/15/2022	4,056,000	4,151,559
Mondelez International, Inc. 0.63%, 7/1/2022	8,607,000	8,635,231
Tyson Foods, Inc. 3.90%, 9/28/2023	2,502,000	2,680,743
		65,371,998
FOREST PRODUCTS & PAPER — 0.1%
Georgia-Pacific LLC 8.00%, 1/15/2024	6,161,000	7,295,178

See accompanying notes to financial statements.
226

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
GAS — 0.4%
Atmos Energy Corp. 0.63%, 3/9/2023	$ 4,905,000	$ 4,906,324
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	5,113,000	5,113,307
3.55%, 4/1/2023	2,699,000	2,834,894
National Fuel Gas Co. 3.75%, 3/1/2023	254,000	264,973
ONE Gas, Inc.:
0.85%, 3/11/2023	7,990,000	7,994,235
1.10%, 3/11/2024	10,400,000	10,412,896
3.61%, 2/1/2024	1,000,000	1,059,580
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	255,000	265,047
		32,851,256
HEALTH CARE PRODUCTS — 0.4%
Abbott Laboratories 3.40%, 11/30/2023	742,000	790,876
Boston Scientific Corp. 3.45%, 3/1/2024	6,875,000	7,341,469
DH Europe Finance II Sarl:
2.05%, 11/15/2022	3,954,000	4,045,456
2.20%, 11/15/2024	4,920,000	5,137,415
Stryker Corp.:
0.60%, 12/1/2023	5,707,000	5,705,801
3.38%, 5/15/2024	3,300,000	3,539,580
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	4,044,000	4,063,654
3.70%, 3/19/2023	232,000	243,878
		30,868,129
HEALTH CARE SERVICES — 1.8%
Aetna, Inc.:
2.75%, 11/15/2022	8,883,000	9,123,196
2.80%, 6/15/2023	6,743,000	7,018,384
Anthem, Inc.:
0.45%, 3/15/2023	5,858,000	5,864,385
2.95%, 12/1/2022	4,447,000	4,598,020
3.30%, 1/15/2023	7,503,000	7,828,330
3.35%, 12/1/2024	4,865,000	5,248,119
3.50%, 8/15/2024	4,920,000	5,297,266
CommonSpirit Health 2.95%, 11/1/2022	3,781,000	3,902,559
Dignity Health 3.13%, 11/1/2022	501,000	517,929
HCA, Inc.:
4.75%, 5/1/2023	11,017,000	11,809,343
5.00%, 3/15/2024	13,118,000	14,498,932
Humana, Inc.:
2.90%, 12/15/2022	4,382,000	4,525,861
3.15%, 12/1/2022	3,850,000	3,969,465
Laboratory Corp. of America Holdings:
3.25%, 9/1/2024	7,880,000	8,435,382
Security Description	Principal Amount	Value
4.00%, 11/1/2023	$ 3,776,000	$ 4,033,259
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	3,882,000	4,080,060
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	7,095,000	7,089,750
2.38%, 10/15/2022	4,345,000	4,460,316
2.75%, 2/15/2023	3,574,000	3,691,978
2.88%, 3/15/2023	3,838,000	4,003,418
3.35%, 7/15/2022	11,715,000	12,087,420
3.50%, 6/15/2023	4,743,000	5,031,564
3.50%, 2/15/2024	3,611,000	3,889,119
		141,004,055
HOME BUILDERS — 0.4%
DR Horton, Inc.:
4.38%, 9/15/2022	3,309,000	3,430,109
4.75%, 2/15/2023	1,584,000	1,674,415
5.75%, 8/15/2023	572,000	625,213
Lennar Corp.:
4.50%, 4/30/2024	8,895,000	9,732,998
4.75%, 11/15/2022	3,412,000	3,569,532
4.88%, 12/15/2023	2,192,000	2,384,217
5.88%, 11/15/2024	3,103,000	3,526,901
NVR, Inc. 3.95%, 9/15/2022	3,902,000	4,029,712
		28,973,097
HOME FURNISHINGS — 0.0% (b)
Leggett & Platt, Inc. 3.40%, 8/15/2022	16,000	16,373
Whirlpool Corp. 4.00%, 3/1/2024	1,024,000	1,112,802
		1,129,175
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
2.45%, 8/1/2022	70,000	71,472
2.88%, 10/1/2022	150,000	154,557
Clorox Co. 3.05%, 9/15/2022	3,281,000	3,363,517
Kimberly-Clark Corp. 2.40%, 6/1/2023	193,000	200,433
		3,789,979
INSURANCE — 1.7%
Allstate Corp. 3.15%, 6/15/2023	6,851,000	7,210,335
American International Group, Inc.:
4.13%, 2/15/2024	3,065,000	3,337,233
4.88%, 6/1/2022	12,119,000	12,617,333
Aon Corp. 2.20%, 11/15/2022	3,910,000	4,006,108
Aon PLC:
3.50%, 6/14/2024	4,500,000	4,839,255
4.00%, 11/27/2023	765,000	820,700

See accompanying notes to financial statements.
227

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	$ 1,996,000	$ 2,169,293
Assurant, Inc.:
4.00%, 3/15/2023	284,000	300,358
4.20%, 9/27/2023	176,000	189,033
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	12,156,000	12,614,403
3.00%, 2/11/2023 (a)	3,722,000	3,882,790
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023 (a)	3,846,000	3,999,917
2.88%, 11/3/2022	7,669,000	7,897,690
3.35%, 5/15/2024	5,006,000	5,397,619
CNA Financial Corp. 3.95%, 5/15/2024	1,000,000	1,083,560
Equitable Holdings, Inc. 3.90%, 4/20/2023	3,791,000	4,010,006
Fidelity National Financial, Inc. 5.50%, 9/1/2022	200,000	210,864
Lincoln National Corp. 4.00%, 9/1/2023	15,000	16,107
Loews Corp. 2.63%, 5/15/2023	717,000	742,790
Markel Corp. 4.90%, 7/1/2022	3,629,000	3,780,039
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/2023	1,478,000	1,542,958
3.50%, 6/3/2024	5,100,000	5,486,478
3.88%, 3/15/2024	8,517,000	9,239,582
MetLife, Inc.:
3.60%, 4/10/2024 (a)	4,200,000	4,542,720
3.05%, 12/15/2022	5,053,000	5,221,214
Series D, 4.37%, 9/15/2023	790,000	856,107
Primerica, Inc. 4.75%, 7/15/2022	343,000	357,526
Principal Financial Group, Inc. 3.13%, 5/15/2023	1,316,000	1,381,353
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	58,000	62,532
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	11,000	11,841
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	14,000	14,779
Series MTN, 3.50%, 5/15/2024	5,900,000	6,387,930
Series MTN, 4.50%, 11/16/2021	3,707,000	3,763,346
Reinsurance Group of America, Inc. Series MTN, 4.70%, 9/15/2023	95,000	103,207
Security Description	Principal Amount	Value
Unum Group 4.00%, 3/15/2024	$ 4,159,000	$ 4,491,221
Voya Financial, Inc. 3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (c)	380,000	406,832
W R Berkley Corp. 4.63%, 3/15/2022	2,548,000	2,622,427
Willis North America, Inc. 3.60%, 5/15/2024	3,953,000	4,251,096
		129,868,582
INTERNET — 1.1%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	400,000	415,428
3.13%, 11/28/2021	8,265,000	8,318,474
Alphabet, Inc. 3.38%, 2/25/2024	3,902,000	4,195,743
Amazon.com, Inc.:
0.25%, 5/12/2023 (a)	6,000,000	6,001,980
0.40%, 6/3/2023	6,838,000	6,852,702
0.45%, 5/12/2024	8,290,000	8,273,917
2.40%, 2/22/2023	7,258,000	7,495,699
2.50%, 11/29/2022	8,635,000	8,863,137
Baidu, Inc.:
2.88%, 7/6/2022	935,000	954,944
3.50%, 11/28/2022 (a)	5,828,000	6,048,182
3.88%, 9/29/2023 (a)	5,716,000	6,076,508
Booking Holdings, Inc. 2.75%, 3/15/2023	4,293,000	4,457,035
E*TRADE Financial Corp. 2.95%, 8/24/2022	4,571,000	4,693,731
eBay, Inc. 2.75%, 1/30/2023	6,861,000	7,105,732
Expedia Group, Inc. 3.60%, 12/15/2023	3,470,000	3,686,806
TD Ameritrade Holding Corp. 3.75%, 4/1/2024	1,000,000	1,083,930
		84,523,948
INVESTMENT COMPANY SECURITY — 0.7%
Ares Capital Corp.:
3.50%, 2/10/2023 (a)	14,767,000	15,327,998
3.63%, 1/19/2022 (a)	7,196,000	7,296,168
4.20%, 6/10/2024	9,700,000	10,425,948
Blackstone Secured Lending Fund 3.65%, 7/14/2023 (e)	7,455,000	7,768,707
Golub Capital BDC, Inc. 3.38%, 4/15/2024	12,245,000	12,787,576
Owl Rock Capital Corp. 5.25%, 4/15/2024 (a)	2,723,000	2,976,593
		56,582,990
IRON/STEEL — 0.1%
Nucor Corp.:
4.00%, 8/1/2023	18,000	19,169
4.13%, 9/15/2022	5,306,000	5,495,159

See accompanying notes to financial statements.
228

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	$ 777,000	$ 823,060
		6,337,388
LODGING — 0.1%
Hyatt Hotels Corp. 3.38%, 7/15/2023	2,092,000	2,178,399
Marriott International, Inc. Series Z, 4.15%, 12/1/2023 (a)	2,456,000	2,633,299
Sands China, Ltd. 4.60%, 8/8/2023	508,000	539,445
		5,351,143
MACHINERY, CONSTRUCTION & MINING — 0.9%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	10,962,000	10,952,573
0.65%, 7/7/2023	6,774,000	6,810,580
Series MTN, 0.45%, 9/14/2023	14,324,000	14,343,194
Series MTN, 0.45%, 5/17/2024	4,701,000	4,689,906
Series MTN, 1.90%, 9/6/2022	8,311,000	8,469,241
Series MTN, 1.95%, 11/18/2022	5,755,000	5,882,991
Series MTN, 2.55%, 11/29/2022	4,021,000	4,149,029
Series MTN, 2.63%, 3/1/2023 (a)	443,000	460,051
Series MTN, 2.85%, 5/17/2024	1,332,000	1,417,088
Series MTN, 3.30%, 6/9/2024	1,800,000	1,940,922
Series MTN, 3.45%, 5/15/2023	861,000	910,981
Series MTN, 3.65%, 12/7/2023	2,599,000	2,800,396
Caterpillar, Inc. 3.40%, 5/15/2024	8,137,000	8,739,138
		71,566,090
MACHINERY-DIVERSIFIED — 1.2%
CNH Industrial Capital LLC:
1.95%, 7/2/2023	5,024,000	5,150,605
4.20%, 1/15/2024	3,845,000	4,162,559
CNH Industrial NV 4.50%, 8/15/2023	4,645,000	5,007,960
Crane Co. 4.45%, 12/15/2023	1,963,000	2,116,840
Flowserve Corp. 4.00%, 11/15/2023	1,963,000	2,094,168
John Deere Capital Corp.:
2.80%, 1/27/2023	3,402,000	3,535,256
3.65%, 10/12/2023	2,677,000	2,876,624
Security Description	Principal Amount	Value
Series MTN, 0.25%, 1/17/2023 (a)	$ 4,550,000	$ 4,547,861
Series MTN, 0.40%, 10/10/2023 (a)	9,200,000	9,207,360
Series MTN, 0.45%, 1/17/2024 (a)	6,286,000	6,274,371
Series MTN, 0.45%, 6/7/2024	5,410,000	5,395,122
Series MTN, 0.55%, 7/5/2022	3,890,000	3,902,954
Series MTN, 0.70%, 7/5/2023	4,976,000	5,010,285
Series MTN, 1.20%, 4/6/2023	4,310,000	4,374,736
Series MTN, 1.95%, 6/13/2022	5,793,000	5,893,103
Series MTN, 2.15%, 9/8/2022	3,371,000	3,446,140
Series MTN, 2.60%, 3/7/2024	2,298,000	2,423,218
Series MTN, 2.65%, 6/24/2024	1,100,000	1,170,488
Series MTN, 2.70%, 1/6/2023	3,895,000	4,034,480
Series MTN, 2.80%, 3/6/2023	5,214,000	5,432,310
Series MTN, 3.35%, 6/12/2024	1,900,000	2,053,406
Series MTN, 3.45%, 1/10/2024	3,083,000	3,311,080
nVent Finance Sarl 3.95%, 4/15/2023	4,000	4,179
Westinghouse Air Brake Technologies Corp. 4.40%, 3/15/2024	3,760,000	4,077,570
		95,502,675
MEDIA — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/2022	18,249,000	18,890,087
Class USD, 4.50%, 2/1/2024	8,332,000	9,075,381
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	10,183,000	11,456,893
Comcast Corp.:
3.60%, 3/1/2024 (a)	3,442,000	3,716,844
3.70%, 4/15/2024	16,165,000	17,520,758
Discovery Communications LLC:
2.95%, 3/20/2023	5,828,000	6,063,335
3.80%, 3/13/2024	10,232,000	10,970,239
Fox Corp. 4.03%, 1/25/2024	8,461,000	9,166,224

See accompanying notes to financial statements.
229

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Thomson Reuters Corp. 4.30%, 11/23/2023	$ 3,137,000	$ 3,382,031
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,175,000	1,327,679
TWDC Enterprises 18 Corp. Series MTN, 2.35%, 12/1/2022	7,985,000	8,204,428
ViacomCBS, Inc. 3.88%, 4/1/2024	2,639,000	2,837,321
Walt Disney Co.:
1.65%, 9/1/2022	4,215,000	4,280,923
3.00%, 9/15/2022	7,788,000	8,035,347
		114,927,490
METAL FABRICATE & HARDWARE — 0.0% (b)
Precision Castparts Corp. 2.50%, 1/15/2023	3,241,000	3,332,299
MINING — 0.1%
BHP Billiton Finance USA, Ltd. 3.85%, 9/30/2023	55,000	59,122
Kinross Gold Corp. 5.95%, 3/15/2024	3,655,000	4,087,313
Newmont Corp. 3.70%, 3/15/2023	581,000	606,971
Southern Copper Corp. 3.50%, 11/8/2022	202,000	209,545
		4,962,951
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
1.75%, 2/14/2023 (a)	3,410,000	3,486,452
Series MTN, 2.25%, 3/15/2023	5,746,000	5,925,218
Series MTN, 3.25%, 2/14/2024	4,458,000	4,764,265
Carlisle Cos., Inc. 3.75%, 11/15/2022	55,000	56,961
Eaton Corp. 2.75%, 11/2/2022	11,747,000	12,127,720
General Electric Co.:
3.38%, 3/11/2024	5,237,000	5,618,934
Series GMTN, 3.45%, 5/15/2024	2,800,000	2,998,184
Illinois Tool Works, Inc. 3.50%, 3/1/2024	3,492,000	3,740,281
Parker-Hannifin Corp.:
2.70%, 6/14/2024	13,000,000	13,703,300
Series MTN, 3.50%, 9/15/2022	138,000	143,073
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	477,000	511,544
		53,075,932
Security Description	Principal Amount	Value
OIL & GAS — 5.2%
BP Capital Markets America, Inc.:
2.52%, 9/19/2022	$ 3,892,000	$ 3,990,584
2.75%, 5/10/2023	7,020,000	7,318,841
2.94%, 4/6/2023	17,290,000	18,033,816
3.22%, 4/14/2024	16,118,000	17,175,986
3.79%, 2/6/2024	8,460,000	9,125,041
BP Capital Markets PLC:
2.50%, 11/6/2022	3,419,000	3,517,296
2.75%, 5/10/2023	726,000	756,528
3.81%, 2/10/2024	6,653,000	7,197,881
3.99%, 9/26/2023	7,518,000	8,104,028
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	6,378,000	6,608,246
3.45%, 11/15/2021	4,572,000	4,589,099
3.80%, 4/15/2024	1,216,000	1,307,005
Cenovus Energy, Inc.:
3.00%, 8/15/2022	1,518,000	1,549,286
3.80%, 9/15/2023	84,000	88,587
3.95%, 4/15/2022	4,609,000	4,690,625
4.00%, 4/15/2024	2,279,000	2,440,581
Chevron Corp.:
1.14%, 5/11/2023	23,561,000	23,911,588
2.36%, 12/5/2022	11,905,000	12,192,982
2.57%, 5/16/2023	5,163,000	5,358,729
2.90%, 3/3/2024	5,988,000	6,337,460
3.19%, 6/24/2023	6,471,000	6,792,156
Chevron USA, Inc.:
0.33%, 8/12/2022 (a)	6,716,000	6,720,365
0.43%, 8/11/2023	3,679,000	3,683,084
Diamondback Energy, Inc. 0.90%, 3/24/2023	4,130,000	4,130,909
EOG Resources, Inc. 2.63%, 3/15/2023	11,031,000	11,390,390
Exxon Mobil Corp.:
1.57%, 4/15/2023	35,388,000	36,153,796
1.90%, 8/16/2022	3,530,000	3,595,729
2.73%, 3/1/2023	6,337,000	6,561,583
3.18%, 3/15/2024 (a)	8,468,000	9,020,876
Hess Corp. 3.50%, 7/15/2024	6,000,000	6,373,260
HollyFrontier Corp. 2.63%, 10/1/2023	4,801,000	4,968,123
Marathon Petroleum Corp.:
4.50%, 5/1/2023	21,195,000	22,611,462
4.75%, 12/15/2023	5,998,000	6,543,938
Phillips 66:
0.90%, 2/15/2024	3,890,000	3,893,890
3.70%, 4/6/2023	7,682,000	8,109,964
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	3,660,000	3,662,342
0.75%, 1/15/2024	5,314,000	5,313,734

See accompanying notes to financial statements.
230

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Shell International Finance B.V.:
0.38%, 9/15/2023	$ 17,768,000	$ 17,769,066
2.25%, 1/6/2023	3,794,000	3,905,088
2.38%, 8/21/2022	4,652,000	4,761,927
3.40%, 8/12/2023	5,419,000	5,757,200
3.50%, 11/13/2023	12,019,000	12,849,393
Suncor Energy, Inc.:
2.80%, 5/15/2023	6,264,000	6,510,614
9.25%, 10/15/2021	1,494,000	1,531,604
TotalEnergies Capital International SA:
2.70%, 1/25/2023	9,378,000	9,720,953
3.70%, 1/15/2024	6,214,000	6,698,941
3.75%, 4/10/2024	4,872,000	5,291,772
TotalEnergies Capital SA 2.75%, 7/15/2023	7,140,000	7,478,436
Valero Energy Corp.:
1.20%, 3/15/2024	10,715,000	10,801,684
2.70%, 4/15/2023	11,773,000	12,207,777
		399,104,245
OIL & GAS SERVICES — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 2.77%, 12/15/2022	17,452,000	18,025,822
Halliburton Co. 3.50%, 8/1/2023	3,608,000	3,802,110
Schlumberger Investment SA 3.65%, 12/1/2023	11,895,000	12,699,340
		34,527,272
PACKAGING & CONTAINERS — 0.2%
Berry Global, Inc. 0.95%, 2/15/2024 (e)	7,992,000	8,008,463
Packaging Corp. of America 4.50%, 11/1/2023	3,018,000	3,262,428
WestRock RKT LLC 4.00%, 3/1/2023	1,380,000	1,446,599
		12,717,490
PHARMACEUTICALS — 5.8%
AbbVie, Inc.:
2.30%, 11/21/2022	38,654,000	39,676,785
2.85%, 5/14/2023	3,601,000	3,749,109
2.90%, 11/6/2022	24,774,000	25,596,249
3.20%, 11/6/2022	4,858,000	5,016,177
3.25%, 10/1/2022	8,290,000	8,521,540
3.75%, 11/14/2023	3,496,000	3,751,488
3.85%, 6/15/2024	2,000,000	2,168,520
AmerisourceBergen Corp. 0.74%, 3/15/2023 (a)	8,930,000	8,947,681
Astrazeneca Finance LLC 0.70%, 5/28/2024	8,000,000	7,990,880
AstraZeneca PLC:
0.30%, 5/26/2023	6,185,000	6,167,682
Security Description	Principal Amount	Value
3.50%, 8/17/2023	$ 5,637,000	$ 5,987,452
Becton Dickinson & Co. 3.36%, 6/6/2024	15,000,000	16,069,950
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023 (a)	17,465,000	17,475,828
2.00%, 8/1/2022	495,000	504,360
2.75%, 2/15/2023	1,170,000	1,212,670
3.25%, 8/15/2022	6,092,000	6,288,589
3.25%, 2/20/2023	4,860,000	5,077,485
3.25%, 11/1/2023	4,019,000	4,278,145
3.55%, 8/15/2022	8,954,000	9,273,658
Cardinal Health, Inc.:
3.08%, 6/15/2024	18,380,000	19,501,548
3.20%, 3/15/2023	2,397,000	2,503,571
Cigna Corp.:
0.61%, 3/15/2024	3,720,000	3,720,335
3.00%, 7/15/2023	3,971,000	4,157,280
3.05%, 11/30/2022	2,687,000	2,781,260
3.50%, 6/15/2024	1,500,000	1,609,365
3.75%, 7/15/2023	9,928,000	10,570,242
CVS Health Corp.:
2.75%, 12/1/2022	6,690,000	6,875,982
3.50%, 7/20/2022	10,603,000	10,899,460
3.70%, 3/9/2023	10,475,000	11,027,871
4.00%, 12/5/2023	3,587,000	3,855,128
4.75%, 12/1/2022	8,916,000	9,354,221
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	13,583,000	13,604,325
3.00%, 6/1/2024	3,900,000	4,159,194
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	5,574,000	5,804,541
3.38%, 5/15/2023	6,685,000	7,058,023
Johnson & Johnson:
2.05%, 3/1/2023	632,000	648,767
3.38%, 12/5/2023 (a)	2,791,000	2,997,701
McKesson Corp.:
2.70%, 12/15/2022 (a)	1,736,000	1,782,299
2.85%, 3/15/2023	2,006,000	2,071,536
3.80%, 3/15/2024	6,360,000	6,842,915
Merck & Co., Inc.:
2.40%, 9/15/2022	6,924,000	7,066,634
2.80%, 5/18/2023	11,880,000	12,426,955
2.90%, 3/7/2024	4,361,000	4,632,778
Mylan, Inc. 4.20%, 11/29/2023	10,405,000	11,162,068
Novartis Capital Corp.:
2.40%, 9/21/2022	12,675,000	13,000,241
3.40%, 5/6/2024	17,313,000	18,674,667
Pfizer, Inc.:
2.95%, 3/15/2024 (a)	4,172,000	4,438,132
3.00%, 6/15/2023	9,078,000	9,543,701
3.20%, 9/15/2023	2,554,000	2,703,664
3.40%, 5/15/2024	6,200,000	6,712,616
Sanofi 3.38%, 6/19/2023	1,597,000	1,687,246

See accompanying notes to financial statements.
231

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	$ 19,456,000	$ 20,361,093
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023	13,420,000	14,567,947
Wyeth LLC 6.45%, 2/1/2024	5,142,000	5,925,384
Zoetis, Inc. 3.25%, 2/1/2023	8,800,000	9,139,328
		451,622,266
PIPELINES — 3.5%
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/2024	10,700,000	12,253,533
Enbridge, Inc.:
2.90%, 7/15/2022	4,026,000	4,120,973
3.50%, 6/10/2024	2,400,000	2,578,296
4.00%, 10/1/2023	6,936,000	7,406,885
Energy Transfer L.P.:
3.45%, 1/15/2023	2,384,000	2,463,673
3.60%, 2/1/2023	3,757,000	3,898,038
4.25%, 3/15/2023	12,603,000	13,226,848
4.25%, 4/1/2024	2,842,000	3,062,710
4.50%, 4/15/2024	17,928,000	19,525,923
4.90%, 2/1/2024 (a)	2,635,000	2,864,956
5.88%, 1/15/2024	9,361,000	10,370,209
Series 5Y, 4.20%, 9/15/2023	2,835,000	3,031,324
Energy Transfer L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	5,493,000	5,888,166
5.00%, 10/1/2022	690,000	719,166
Enterprise Products Operating LLC:
3.35%, 3/15/2023	9,794,000	10,199,178
3.90%, 2/15/2024	3,401,000	3,660,938
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	3,570,000	3,714,014
3.50%, 9/1/2023	1,249,000	1,318,532
3.95%, 9/1/2022	1,463,000	1,510,240
4.15%, 2/1/2024	3,078,000	3,318,546
4.30%, 5/1/2024	2,700,000	2,943,486
5.00%, 10/1/2021	3,812,000	3,812,000
Kinder Morgan, Inc.:
3.15%, 1/15/2023 (a)	17,064,000	17,719,087
5.63%, 11/15/2023 (e)	4,315,000	4,750,340
MPLX L.P.:
3.38%, 3/15/2023	9,211,000	9,628,074
3.50%, 12/1/2022	1,258,000	1,306,949
4.50%, 7/15/2023	6,363,000	6,810,192
ONEOK Partners L.P.:
3.38%, 10/1/2022	13,160,000	13,523,084
5.00%, 9/15/2023	576,000	622,368
Security Description	Principal Amount	Value
ONEOK, Inc.:
4.25%, 2/1/2022 (a)	$ 3,555,000	$ 3,599,011
7.50%, 9/1/2023	403,000	453,891
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023 (a)	6,914,000	7,096,599
3.65%, 6/1/2022	2,935,000	2,995,050
Sabine Pass Liquefaction LLC:
5.63%, 4/15/2023	1,150,000	1,235,974
5.75%, 5/15/2024	18,144,000	20,373,535
6.25%, 3/15/2022	8,453,000	8,672,102
Spectra Energy Partners L.P. 4.75%, 3/15/2024	4,372,000	4,800,150
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	4,640,000	4,747,880
3.75%, 10/16/2023	1,074,000	1,143,005
Williams Cos., Inc.:
3.35%, 8/15/2022	1,625,000	1,665,576
3.60%, 3/15/2022	9,010,000	9,163,711
3.70%, 1/15/2023 (a)	5,502,000	5,727,582
4.00%, 11/15/2021	3,561,000	3,576,063
4.30%, 3/4/2024	2,245,000	2,440,517
4.50%, 11/15/2023	3,350,000	3,629,893
4.55%, 6/24/2024	8,700,000	9,583,572
		267,151,839
REAL ESTATE INVESTMENT TRUSTS — 2.4%
American Campus Communities Operating Partnership L.P. 3.75%, 4/15/2023	555,000	582,101
American Tower Corp.:
0.60%, 1/15/2024	6,120,000	6,108,984
3.00%, 6/15/2023	6,488,000	6,795,791
3.38%, 5/15/2024	6,900,000	7,382,517
3.50%, 1/31/2023	20,186,000	21,146,652
5.00%, 2/15/2024	4,912,000	5,446,966
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	1,267,000	1,298,599
Series GMTN, 4.20%, 12/15/2023	3,870,000	4,178,323
Boston Properties L.P.:
3.13%, 9/1/2023	9,000	9,436
3.80%, 2/1/2024	5,111,000	5,470,508
3.85%, 2/1/2023	8,927,000	9,322,466
Brixmor Operating Partnership L.P. 3.25%, 9/15/2023	2,450,000	2,574,729
Camden Property Trust 2.95%, 12/15/2022	58,000	59,763
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	5,808,000	6,152,240

See accompanying notes to financial statements.
232

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Crown Castle International Corp. 3.15%, 7/15/2023	$ 4,158,000	$ 4,368,519
CubeSmart L.P. 4.38%, 12/15/2023	2,046,000	2,211,112
ERP Operating L.P. 4.63%, 12/15/2021	3,983,000	4,018,210
Essex Portfolio L.P.:
3.25%, 5/1/2023	6,216,000	6,483,723
3.88%, 5/1/2024 (a)	3,955,000	4,258,151
Federal Realty Investment Trust 3.95%, 1/15/2024	4,313,000	4,627,720
GLP Capital L.P./GLP Financing II, Inc. 5.38%, 11/1/2023	1,960,000	2,138,752
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	8,385,000	8,955,851
Series D, 3.75%, 10/15/2023	3,492,000	3,680,044
Kimco Realty Corp.:
2.70%, 3/1/2024	1,184,000	1,238,701
3.13%, 6/1/2023	1,358,000	1,416,883
3.40%, 11/1/2022 (a)	1,828,000	1,891,048
Mid-America Apartments L.P.:
3.75%, 6/15/2024	2,800,000	3,025,400
4.30%, 10/15/2023 (a)	130,000	139,560
Office Properties Income Trust 4.00%, 7/15/2022 (a)	405,000	418,162
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	25,000	26,662
4.95%, 4/1/2024	1,885,000	2,051,615
Piedmont Operating Partnership L.P. 3.40%, 6/1/2023	8,955,000	9,308,275
Public Storage 2.37%, 9/15/2022	3,519,000	3,598,424
Realty Income Corp. 4.65%, 8/1/2023	4,371,000	4,702,365
Simon Property Group L.P.:
2.75%, 2/1/2023	4,123,000	4,250,978
2.75%, 6/1/2023	1,163,000	1,207,380
3.75%, 2/1/2024	4,764,000	5,107,199
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	5,798,000	5,967,186
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	227,000	236,430
Ventas Realty L.P.:
3.13%, 6/15/2023	81,000	84,429
3.50%, 4/15/2024	3,997,000	4,280,267
3.75%, 5/1/2024	2,114,000	2,268,491
VEREIT Operating Partnership L.P. 4.60%, 2/6/2024	3,027,000	3,301,337
Security Description	Principal Amount	Value
Washington Real Estate Investment Trust 3.95%, 10/15/2022	$ 615,000	$ 635,270
Welltower, Inc.:
4.50%, 1/15/2024	2,927,000	3,172,048
REIT, 3.63%, 3/15/2024	6,336,000	6,804,230
WP Carey, Inc. 4.60%, 4/1/2024	546,000	597,171
		183,000,668
RETAIL — 1.4%
AutoZone, Inc.:
2.88%, 1/15/2023	2,005,000	2,066,533
3.13%, 7/15/2023	185,000	193,638
3.13%, 4/18/2024	3,000,000	3,193,980
Costco Wholesale Corp. 2.75%, 5/18/2024	8,311,000	8,809,909
Dollar General Corp. 3.25%, 4/15/2023	4,335,000	4,523,529
Dollar Tree, Inc. 3.70%, 5/15/2023	5,649,000	5,967,830
Home Depot, Inc.:
2.63%, 6/1/2022	5,218,000	5,325,804
2.70%, 4/1/2023	610,000	632,350
3.75%, 2/15/2024	6,941,000	7,478,789
Lowe's Cos., Inc. 3.88%, 9/15/2023	67,000	71,513
McDonald's Corp.:
Series MTN, 3.25%, 6/10/2024	2,200,000	2,363,218
Series MTN, 3.35%, 4/1/2023	4,642,000	4,868,994
O'Reilly Automotive, Inc.:
3.80%, 9/1/2022	288,000	296,660
3.85%, 6/15/2023	84,000	88,798
Starbucks Corp.:
2.70%, 6/15/2022	4,052,000	4,130,933
3.10%, 3/1/2023	5,362,000	5,597,070
3.85%, 10/1/2023	2,022,000	2,158,283
TJX Cos., Inc. 2.50%, 5/15/2023	3,850,000	3,983,364
Walgreen Co. 3.10%, 9/15/2022	2,000	2,066
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	4,544,000	4,571,446
Walmart, Inc.:
2.35%, 12/15/2022	8,999,000	9,253,672
2.55%, 4/11/2023 (a)	13,460,000	13,945,771
3.30%, 4/22/2024	9,278,000	9,942,676
3.40%, 6/26/2023	6,712,000	7,107,941
		106,574,767
SAVINGS & LOANS — 0.1%
People's United Financial, Inc. 3.65%, 12/6/2022	4,835,000	5,004,757

See accompanying notes to financial statements.
233

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
SEMICONDUCTORS — 1.8%
Altera Corp. 4.10%, 11/15/2023	$ 2,164,000	$ 2,348,568
Analog Devices, Inc.:
2.50%, 12/5/2021	3,488,000	3,514,474
2.88%, 6/1/2023	40,000	41,630
3.13%, 12/5/2023	2,070,000	2,191,033
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.63%, 1/15/2024	7,442,000	7,949,544
Intel Corp.:
2.70%, 12/15/2022	8,543,000	8,850,463
2.88%, 5/11/2024	5,400,000	5,741,226
3.10%, 7/29/2022	3,897,000	4,018,976
Marvell Technology, Inc. 4.20%, 6/22/2023 (e)	4,841,000	5,148,936
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	164,000	170,859
Microchip Technology, Inc.:
0.97%, 2/15/2024 (e)	9,130,000	9,128,265
4.33%, 6/1/2023	3,250,000	3,465,378
Micron Technology, Inc.:
2.50%, 4/24/2023	21,351,000	22,064,123
4.64%, 2/6/2024	3,566,000	3,906,375
NVIDIA Corp.:
0.31%, 6/15/2023 (a)	13,416,000	13,418,415
0.58%, 6/14/2024	10,410,000	10,415,413
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (e)	17,451,000	19,212,504
QUALCOMM, Inc.:
2.60%, 1/30/2023	4,106,000	4,251,804
2.90%, 5/20/2024	4,175,000	4,436,188
Skyworks Solutions, Inc. 0.90%, 6/1/2023	2,060,000	2,065,335
Texas Instruments, Inc. 2.25%, 5/1/2023	2,811,000	2,895,077
Xilinx, Inc. 2.95%, 6/1/2024	5,900,000	6,245,032
		141,479,618
SOFTWARE — 2.4%
Adobe, Inc. 1.70%, 2/1/2023	9,836,000	10,057,310
Autodesk, Inc. 3.60%, 12/15/2022	1,092,000	1,130,810
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	3,823,000	3,819,751
0.60%, 3/1/2024	4,686,000	4,678,549
Fiserv, Inc.:
3.50%, 10/1/2022	4,213,000	4,340,865
3.80%, 10/1/2023	8,088,000	8,655,859
Intuit, Inc. 0.65%, 7/15/2023	3,780,000	3,799,202
Microsoft Corp.:
2.00%, 8/8/2023	12,983,000	13,408,063
Security Description	Principal Amount	Value
2.13%, 11/15/2022 (a)	$ 4,068,000	$ 4,171,937
2.38%, 5/1/2023	5,314,000	5,490,053
2.65%, 11/3/2022	8,929,000	9,175,173
2.88%, 2/6/2024	12,686,000	13,423,818
3.63%, 12/15/2023	6,281,000	6,737,063
Oracle Corp.:
1.90%, 9/15/2021	22,716,000	22,761,432
2.40%, 9/15/2023	4,186,000	4,342,431
2.50%, 10/15/2022	16,479,000	16,918,989
2.63%, 2/15/2023	8,218,000	8,498,152
3.63%, 7/15/2023	4,414,000	4,689,875
Roper Technologies, Inc.:
0.45%, 8/15/2022	2,544,000	2,545,501
3.13%, 11/15/2022	5,000	5,151
3.65%, 9/15/2023	11,409,000	12,165,873
salesforce.com, Inc.:
0.63%, 7/15/2024	7,020,000	7,023,440
3.25%, 4/11/2023	10,673,000	11,197,044
VMware, Inc. 2.95%, 8/21/2022	8,956,000	9,190,020
		188,226,361
TELECOMMUNICATIONS — 1.5%
America Movil SAB de CV 3.13%, 7/16/2022	6,537,000	6,714,806
AT&T, Inc.:
0.90%, 3/25/2024	18,742,000	18,782,295
2.63%, 12/1/2022	4,053,000	4,158,824
3.90%, 3/11/2024	3,738,000	4,030,611
4.05%, 12/15/2023	3,037,000	3,293,566
4.45%, 4/1/2024	8,080,000	8,828,693
Bell Telephone Co. of Canada or Bell Canada Series US-3, 0.75%, 3/17/2024 (a)	12,525,000	12,558,066
British Telecommunications PLC 4.50%, 12/4/2023	6,449,000	7,017,608
Cisco Systems, Inc.:
2.20%, 9/20/2023	4,881,000	5,065,550
2.60%, 2/28/2023	937,000	972,775
3.63%, 3/4/2024	5,331,000	5,768,995
Rogers Communications, Inc.:
3.00%, 3/15/2023	1,141,000	1,181,631
4.10%, 10/1/2023	4,969,000	5,311,712
Telefonica Emisiones SA 4.57%, 4/27/2023	4,552,000	4,875,101
Verizon Communications, Inc.:
0.75%, 3/22/2024	22,950,000	23,050,062
4.15%, 3/15/2024	1,017,000	1,106,496
		112,716,791
TEXTILES — 0.0% (b)
Mohawk Industries, Inc. 3.85%, 2/1/2023 (a)	2,645,000	2,761,486

See accompanying notes to financial statements.
234

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.0% (b)
Hasbro, Inc. 2.60%, 11/19/2022	$ 996,000	$ 1,024,326
TRANSPORTATION — 1.2%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	2,578,000	2,679,341
3.05%, 9/1/2022	4,841,000	4,960,137
3.75%, 4/1/2024	4,230,000	4,567,004
3.85%, 9/1/2023	12,982,000	13,853,092
Canadian Pacific Railway Co. 4.45%, 3/15/2023	136,000	143,719
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	262,000	268,982
Kansas City Southern 3.00%, 5/15/2023	56,000	58,053
Norfolk Southern Corp.:
2.90%, 2/15/2023	3,582,000	3,701,639
3.25%, 12/1/2021	4,325,000	4,346,019
3.85%, 1/15/2024	2,865,000	3,071,567
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	594,000	607,252
Series MTN, 3.40%, 3/1/2023	4,519,000	4,724,208
Series MTN, 3.45%, 11/15/2021	2,940,000	2,965,696
Series MTN, 3.65%, 3/18/2024 (a)	3,971,000	4,268,309
Series MTN, 3.75%, 6/9/2023	29,000	30,707
Series MTN, 3.88%, 12/1/2023	8,973,000	9,642,296
Union Pacific Corp.:
2.75%, 4/15/2023 (a)	725,000	750,629
2.95%, 1/15/2023 (a)	488,000	503,987
3.15%, 3/1/2024	2,604,000	2,778,208
3.50%, 6/8/2023	1,053,000	1,114,327
3.65%, 2/15/2024	2,217,000	2,376,934
3.75%, 3/15/2024	1,632,000	1,754,759
4.16%, 7/15/2022	12,311,000	12,684,639
United Parcel Service, Inc.:
2.45%, 10/1/2022 (a)	4,828,000	4,956,763
2.50%, 4/1/2023	6,427,000	6,657,986
		93,466,253
TRUCKING & LEASING — 0.0% (b)
GATX Corp. 4.35%, 2/15/2024	2,758,000	3,000,428
WATER — 0.0% (b)
American Water Capital Corp. 3.85%, 3/1/2024	130,000	140,006
TOTAL CORPORATE BONDS & NOTES (Cost $7,613,521,529)		7,647,025,755

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h)	187,711,730	$ 187,711,730
State Street Navigator Securities Lending Portfolio II (i) (j)	133,827,723	133,827,723
TOTAL SHORT-TERM INVESTMENTS (Cost $321,539,453)		321,539,453
TOTAL INVESTMENTS — 103.0% (Cost $7,935,060,982)		7,968,565,208
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(233,389,298)
NET ASSETS — 100.0%		$ 7,735,175,910
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2021. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
235

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$7,647,025,755	$—	$7,647,025,755
Short-Term Investments	321,539,453	—	—	321,539,453
TOTAL INVESTMENTS	$321,539,453	$7,647,025,755	$—	$7,968,565,208
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 9,359,111	$ 9,359,111	$—	$—	—	$ —	$ 27
State Street Institutional U.S. Government Money Market Fund, Class G Shares	133,086,797	133,086,797	2,235,086,334	2,180,461,401	—	—	187,711,730	187,711,730	25,634
State Street Navigator Securities Lending Portfolio II	166,487,328	166,487,328	759,262,458	791,922,063	—	—	133,827,723	133,827,723	313,325
Total		$299,574,125	$3,003,707,903	$2,981,742,575	$—	$—		$321,539,453	$338,986
See accompanying notes to financial statements.
236

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Bonds:
6.25%, 8/15/2023	$ 5,618,900	$ 6,325,213
7.13%, 2/15/2023	5,145,300	5,717,313
7.25%, 8/15/2022	4,626,900	4,990,545
7.63%, 11/15/2022	2,419,200	2,663,955
Treasury Notes:
0.13%, 7/31/2022	50,814,700	50,824,625
0.13%, 8/31/2022	49,712,400	49,716,284
0.13%, 9/30/2022	53,547,300	53,541,025
0.13%, 10/31/2022	56,153,500	56,135,952
0.13%, 11/30/2022	37,394,300	37,376,771
0.13%, 12/31/2022	53,264,100	53,226,649
0.13%, 1/31/2023	65,431,400	65,372,614
0.13%, 2/28/2023	53,995,400	53,934,233
0.13%, 3/31/2023	21,485,100	21,454,047
0.13%, 4/30/2023	49,161,500	49,075,083
0.13%, 5/15/2023	41,594,500	41,516,510
0.13%, 5/31/2023	62,350,400	62,218,880
0.13%, 6/30/2023	44,720,000	44,611,694
0.13%, 7/15/2023	43,396,200	43,284,319
0.13%, 8/15/2023	47,612,100	47,470,752
0.13%, 9/15/2023	47,835,600	47,663,691
0.13%, 10/15/2023	53,194,400	52,965,831
0.13%, 12/15/2023	54,102,000	53,818,810
0.13%, 1/15/2024	54,298,000	53,975,606
0.13%, 2/15/2024 (a)	62,108,800	61,710,915
0.25%, 4/15/2023	40,951,600	40,977,195
0.25%, 6/15/2023	42,719,800	42,728,144
0.25%, 11/15/2023	56,193,300	56,105,498
0.25%, 3/15/2024 (a)	65,738,400	65,481,609
0.25%, 5/15/2024	63,704,600	63,366,169
0.25%, 6/15/2024	64,275,000	63,888,346
0.38%, 4/15/2024	75,219,200	75,131,053
0.50%, 3/15/2023	38,558,900	38,756,213
1.25%, 7/31/2023	26,893,100	27,445,669
1.38%, 10/15/2022	34,747,400	35,301,187
1.38%, 2/15/2023	32,870,900	33,503,922
1.38%, 6/30/2023	26,091,500	26,680,597
1.38%, 8/31/2023	22,916,000	23,460,255
1.38%, 9/30/2023	27,672,200	28,342,386
1.50%, 8/15/2022 (a)	38,294,800	38,890,165
1.50%, 9/15/2022	41,001,000	41,680,079
1.50%, 1/15/2023	33,023,500	33,695,580
1.50%, 2/28/2023	26,271,800	26,840,338
1.50%, 3/31/2023	22,531,800	23,040,526
1.63%, 8/15/2022	17,878,400	18,182,892
1.63%, 8/31/2022	38,186,400	38,854,662
1.63%, 11/15/2022	61,093,600	62,329,791
1.63%, 12/15/2022	35,177,600	35,926,498
1.63%, 4/30/2023 (a)	28,298,500	29,020,333
1.63%, 5/31/2023	26,005,600	26,693,326
1.63%, 10/31/2023	26,510,700	27,316,377
1.75%, 7/15/2022	14,687,800	14,939,099
Security Description	Principal Amount	Value
1.75%, 9/30/2022	$ 19,834,100	$ 20,233,881
1.75%, 1/31/2023	22,927,400	23,494,316
1.75%, 5/15/2023	51,957,200	53,426,615
1.75%, 6/30/2024	35,000,000	36,353,516
1.88%, 7/31/2022	25,639,500	26,129,254
1.88%, 8/31/2022	19,547,800	19,946,392
1.88%, 9/30/2022	28,459,900	29,078,013
1.88%, 10/31/2022	25,270,700	25,851,136
2.00%, 7/31/2022	16,298,900	16,631,881
2.00%, 10/31/2022	30,435,800	31,184,806
2.00%, 11/30/2022	61,586,700	63,188,917
2.00%, 2/15/2023	53,539,300	55,105,743
2.00%, 4/30/2024	21,569,800	22,530,330
2.00%, 5/31/2024	45,454,600	47,507,159
2.00%, 6/30/2024	25,000,000	26,148,438
2.13%, 12/31/2022	59,446,200	61,180,822
2.13%, 11/30/2023	29,322,200	30,586,720
2.13%, 2/29/2024	24,340,500	25,466,248
2.13%, 3/31/2024	59,602,600	62,405,785
2.25%, 12/31/2023	27,362,800	28,656,120
2.25%, 1/31/2024	24,594,000	25,787,193
2.25%, 4/30/2024	44,510,400	46,801,990
2.38%, 1/31/2023	36,951,600	38,230,472
2.38%, 2/29/2024	27,020,700	28,445,620
2.50%, 3/31/2023	29,984,700	31,181,746
2.50%, 8/15/2023	44,639,300	46,745,717
2.50%, 1/31/2024	31,954,900	33,712,419
2.50%, 5/15/2024	56,058,300	59,386,762
2.63%, 2/28/2023	27,396,900	28,504,548
2.63%, 6/30/2023	29,835,500	31,249,190
2.63%, 12/31/2023	27,572,100	29,131,647
2.75%, 4/30/2023	32,996,900	34,519,140
2.75%, 5/31/2023	29,648,000	31,072,494
2.75%, 7/31/2023	29,890,600	31,436,504
2.75%, 8/31/2023	23,018,100	24,244,533
2.75%, 11/15/2023	57,507,100	60,804,773
2.75%, 2/15/2024	50,347,100	53,474,127
2.88%, 9/30/2023	27,185,500	28,757,162
2.88%, 10/31/2023	28,753,500	30,462,986
2.88%, 11/30/2023	27,900,900	29,609,830
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,489,696,250)		3,486,834,171
Shares
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	15,552,887	15,552,887

See accompanying notes to financial statements.
237

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	65,280,643	$ 65,280,643
TOTAL SHORT-TERM INVESTMENTS (Cost $80,833,530)		80,833,530
TOTAL INVESTMENTS — 102.0% (Cost $3,570,529,780)		3,567,667,701
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(69,781,619)
NET ASSETS — 100.0%		$ 3,497,886,082

(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,486,834,171	$—	$3,486,834,171
Short-Term Investments	80,833,530	—	—	80,833,530
TOTAL INVESTMENTS	$80,833,530	$3,486,834,171	$—	$3,567,667,701
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,379,258	$ 2,379,258	$ 142,424,391	$ 129,250,762	$—	$—	15,552,887	$15,552,887	$ 1,545
State Street Navigator Securities Lending Portfolio II	276,433,451	276,433,451	1,718,133,254	1,929,286,062	—	—	65,280,643	65,280,643	110,313
Total		$278,812,709	$1,860,557,645	$2,058,536,824	$—	$—		$80,833,530	$ 111,858
See accompanying notes to financial statements.
238

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Inflation Protected Indexed Bonds:
0.13%, 2/15/2051	$ 12,369,327	$ 13,576,993
0.25%, 2/15/2050	25,320,526	28,649,814
0.63%, 2/15/2043	41,782,093	49,923,498
0.75%, 2/15/2042	47,367,313	57,710,007
0.75%, 2/15/2045	38,968,789	48,055,115
0.88%, 2/15/2047	31,379,358	40,371,110
1.00%, 2/15/2046 (a)	36,520,290	47,738,253
1.00%, 2/15/2048	32,565,085	43,421,796
1.00%, 2/15/2049	23,682,877	31,863,732
1.38%, 2/15/2044 (a)	37,089,215	51,170,961
1.75%, 1/15/2028	26,993,700	32,641,889
2.00%, 1/15/2026	41,613,813	49,003,537
2.13%, 2/15/2040	25,536,855	38,068,543
2.13%, 2/15/2041 (a)	41,679,467	62,839,604
2.38%, 1/15/2025	59,296,473	68,929,308
2.38%, 1/15/2027	31,487,126	38,599,679
2.50%, 1/15/2029	26,048,792	33,578,805
3.38%, 4/15/2032	11,253,358	16,619,713
3.63%, 4/15/2028	36,570,976	49,359,165
3.88%, 4/15/2029 (a)	46,583,692	65,585,740
Treasury Inflation Protected Indexed Notes:
0.13%, 7/15/2022 (a)	55,633,347	57,653,451
0.13%, 1/15/2023 (a)	73,086,749	76,362,287
0.13%, 7/15/2024	67,091,552	72,173,547
0.13%, 10/15/2024	64,982,140	70,063,461
0.13%, 4/15/2025	51,093,823	55,175,978
0.13%, 10/15/2025	62,031,074	67,551,547
0.13%, 4/15/2026	42,324,708	46,074,479
0.13%, 7/15/2026	66,512,472	72,895,187
0.13%, 1/15/2030	64,618,317	70,976,121
0.13%, 7/15/2030	70,376,885	77,682,703
0.13%, 1/15/2031 (a)	68,640,434	75,576,986
0.25%, 1/15/2025	66,084,130	71,559,482
0.25%, 7/15/2029	65,749,879	73,183,774
0.38%, 7/15/2023	70,279,769	74,766,055
0.38%, 7/15/2025	72,848,885	80,044,701
0.38%, 1/15/2027	70,341,121	77,925,955
Security Description	Principal Amount	Value
0.38%, 7/15/2027	$ 62,052,247	$ 69,258,442
0.50%, 4/15/2024 (a)	60,277,940	64,990,408
0.50%, 1/15/2028	60,151,616	67,478,314
0.63%, 4/15/2023	77,433,408	81,908,784
0.63%, 1/15/2024	76,167,399	82,057,410
0.63%, 1/15/2026	80,504,377	89,470,153
0.75%, 7/15/2028	60,483,316	69,446,457
0.88%, 1/15/2029	58,634,155	67,891,323
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,444,792,816)		2,579,874,267
	Shares
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	1,049,556	1,049,556
State Street Navigator Securities Lending Portfolio II (d) (e)	144,571,395	144,571,395
TOTAL SHORT-TERM INVESTMENTS (Cost $145,620,951)		145,620,951
TOTAL INVESTMENTS — 104.7% (Cost $2,590,413,767)		2,725,495,218
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(121,238,364)
NET ASSETS — 100.0%		$ 2,604,256,854
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$2,579,874,267	$—	$2,579,874,267
Short-Term Investments	145,620,951	—	—	145,620,951
TOTAL INVESTMENTS	$145,620,951	$2,579,874,267	$—	$2,725,495,218
See accompanying notes to financial statements.
239

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$ 181,277,551	$ 180,227,995	$—	$—	1,049,556	$ 1,049,556	$ 750
State Street Navigator Securities Lending Portfolio II	483,423,801	483,423,801	1,431,736,718	1,770,589,124	—	—	144,571,395	144,571,395	184,550
Total		$483,423,801	$1,613,014,269	$ 1,950,817,119	$—	$—		$145,620,951	$185,300
See accompanying notes to financial statements.
240

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Bonds:
5.25%, 11/15/2028	$ 5,593,800	$ 7,174,049
5.25%, 2/15/2029	5,520,200	7,108,983
5.38%, 2/15/2031	5,353,800	7,272,803
5.50%, 8/15/2028 (a)	4,765,000	6,159,507
6.00%, 2/15/2026	4,819,900	5,949,941
6.13%, 11/15/2027	6,932,600	9,073,040
6.13%, 8/15/2029	4,436,200	6,091,457
6.25%, 5/15/2030	5,298,600	7,470,198
6.38%, 8/15/2027	1,768,500	2,325,992
6.50%, 11/15/2026 (a)	2,937,600	3,790,193
6.63%, 2/15/2027	3,012,800	3,942,767
6.75%, 8/15/2026	2,684,000	3,468,022
6.88%, 8/15/2025	2,114,400	2,641,514
7.50%, 11/15/2024	4,273,700	5,271,342
7.63%, 2/15/2025	4,773,200	5,974,704
Treasury Notes:
0.25%, 5/31/2025	29,934,100	29,435,978
0.25%, 6/30/2025	25,424,000	24,973,121
0.25%, 7/31/2025	28,512,700	27,971,404
0.25%, 8/31/2025	32,547,500	31,896,550
0.25%, 9/30/2025	34,863,700	34,128,294
0.25%, 10/31/2025 (a)	39,869,600	38,981,879
0.38%, 4/30/2025	26,469,800	26,184,422
0.38%, 11/30/2025	37,404,500	36,732,388
0.38%, 12/31/2025	38,800,200	38,060,571
0.38%, 1/31/2026	43,783,200	42,910,957
0.38%, 7/31/2027	26,724,100	25,617,555
0.38%, 9/30/2027	32,101,000	30,674,010
0.50%, 3/31/2025	24,434,200	24,313,938
0.50%, 2/28/2026	42,801,700	42,156,331
0.50%, 4/30/2027	20,247,600	19,637,008
0.50%, 5/31/2027	21,880,900	21,183,446
0.50%, 6/30/2027	23,756,600	22,982,655
0.50%, 8/31/2027	28,769,600	27,742,436
0.50%, 10/31/2027	31,609,700	30,394,702
0.63%, 3/31/2027	15,184,000	14,855,409
0.63%, 11/30/2027	30,401,800	29,430,368
0.63%, 12/31/2027	40,461,300	39,114,697
0.63%, 5/15/2030	54,503,700	50,952,443
0.63%, 8/15/2030 (a)	70,456,000	65,656,185
0.75%, 3/31/2026	44,538,600	44,343,744
0.75%, 4/30/2026	44,280,300	44,058,898
0.75%, 5/31/2026	40,304,300	40,080,737
0.75%, 1/31/2028	43,502,000	42,353,275
0.88%, 6/30/2026	42,133,200	42,120,033
0.88%, 11/15/2030 (a)	78,096,700	74,277,283
1.13%, 2/28/2025	30,837,600	31,401,350
1.13%, 2/28/2027	8,017,800	8,074,802
1.13%, 2/29/2028	42,054,700	41,936,421
1.13%, 2/15/2031 (a)	77,999,300	75,744,633
1.25%, 8/31/2024	20,432,300	20,914,375
1.25%, 3/31/2028	43,880,900	44,059,166
Security Description	Principal Amount	Value
1.25%, 4/30/2028	$ 28,724,900	$ 28,823,642
1.25%, 5/31/2028	40,364,400	40,471,618
1.25%, 6/30/2028	35,537,500	35,598,580
1.38%, 1/31/2025	20,573,800	21,141,187
1.38%, 8/31/2026 (a)	15,255,900	15,615,844
1.50%, 9/30/2024	21,834,600	22,530,578
1.50%, 10/31/2024	22,774,800	23,502,526
1.50%, 11/30/2024	22,946,200	23,677,610
1.50%, 8/15/2026	39,569,300	40,747,105
1.50%, 1/31/2027	11,710,300	12,036,908
1.50%, 2/15/2030	42,030,400	42,450,704
1.63%, 2/15/2026	36,992,100	38,344,624
1.63%, 5/15/2026	35,875,900	37,187,613
1.63%, 9/30/2026	11,522,400	11,936,486
1.63%, 10/31/2026	15,292,900	15,838,904
1.63%, 11/30/2026	13,970,100	14,464,511
1.63%, 8/15/2029 (a)	32,140,600	32,873,807
1.63%, 5/15/2031 (a)	54,532,700	55,384,773
1.75%, 7/31/2024	11,057,600	11,492,993
1.75%, 12/31/2024	19,613,200	20,411,519
1.75%, 12/31/2026	13,669,100	14,244,697
1.75%, 11/15/2029 (a)	22,041,300	22,754,198
1.88%, 8/31/2024	17,026,000	17,761,576
1.88%, 6/30/2026	15,944,600	16,720,654
1.88%, 7/31/2026	16,350,500	17,150,142
2.00%, 2/15/2025	37,305,600	39,167,966
2.00%, 8/15/2025	42,104,300	44,308,197
2.00%, 11/15/2026	33,632,900	35,490,592
2.13%, 7/31/2024	11,666,400	12,255,189
2.13%, 9/30/2024	15,736,500	16,552,831
2.13%, 11/30/2024	13,911,300	14,652,511
2.13%, 5/15/2025	36,506,800	38,543,195
2.13%, 5/31/2026	16,951,100	17,978,760
2.25%, 10/31/2024	15,610,500	16,494,689
2.25%, 11/15/2024	41,428,900	43,798,115
2.25%, 12/31/2024	15,749,000	16,666,871
2.25%, 11/15/2025	40,150,500	42,719,505
2.25%, 3/31/2026	18,436,300	19,649,063
2.25%, 2/15/2027	29,888,600	31,948,111
2.25%, 8/15/2027	36,181,100	38,693,991
2.25%, 11/15/2027	36,476,100	39,018,028
2.38%, 8/15/2024	40,618,800	43,005,154
2.38%, 4/30/2026	12,400,100	13,295,232
2.38%, 5/15/2027	39,590,300	42,621,432
2.38%, 5/15/2029	33,665,000	36,331,899
2.50%, 1/31/2025	15,821,700	16,895,845
2.50%, 2/28/2026	15,859,400	17,077,352
2.63%, 3/31/2025	12,324,600	13,238,354
2.63%, 12/31/2025	12,774,600	13,809,542
2.63%, 1/31/2026	16,190,900	17,514,000
2.63%, 2/15/2029	40,432,400	44,336,654
2.75%, 2/28/2025 (a)	17,113,000	18,440,595
2.75%, 6/30/2025	13,387,400	14,478,264
2.75%, 8/31/2025	15,319,100	16,590,107
2.75%, 2/15/2028	40,045,500	44,125,135

See accompanying notes to financial statements.
241

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.88%, 4/30/2025	$ 15,784,100	$ 17,118,350
2.88%, 5/31/2025	14,769,500	16,034,138
2.88%, 7/31/2025	13,999,400	15,219,973
2.88%, 11/30/2025	15,548,100	16,963,220
2.88%, 5/15/2028	39,813,900	44,230,755
2.88%, 8/15/2028	38,722,800	43,060,964
3.00%, 9/30/2025	15,036,400	16,460,159
3.00%, 10/31/2025	17,758,000	19,453,334
3.13%, 11/15/2028	40,763,100	46,113,257
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,118,300,893)		3,056,580,104
	Shares
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b) (c)	2,397,006	2,397,006
State Street Navigator Securities Lending Portfolio II (d) (e)	260,317,538	260,317,538
TOTAL SHORT-TERM INVESTMENTS (Cost $262,714,544)		262,714,544
TOTAL INVESTMENTS — 108.1% (Cost $3,381,015,437)		3,319,294,648
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(249,642,768)
NET ASSETS — 100.0%		$ 3,069,651,880

(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,056,580,104	$—	$3,056,580,104
Short-Term Investments	262,714,544	—	—	262,714,544
TOTAL INVESTMENTS	$262,714,544	$3,056,580,104	$—	$3,319,294,648
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,372,677	$ 3,372,677	$ 77,780,736	$ 78,756,407	$—	$—	2,397,006	$ 2,397,006	$ 1,149
State Street Navigator Securities Lending Portfolio II	212,738,390	212,738,390	2,040,172,094	1,992,592,946	—	—	260,317,538	260,317,538	313,275
Total		$ 216,111,067	$ 2,117,952,830	$2,071,349,353	$—	$—		$262,714,544	$314,424
See accompanying notes to financial statements.
242

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 0.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 161,000	$ 170,211
Clear Channel International BV 6.63%, 8/1/2025 (a)	263,000	275,403
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	121,000	125,340
7.75%, 4/15/2028 (a)	246,000	257,673
Lamar Media Corp.:
3.63%, 1/15/2031 (a) (b)	79,000	77,255
3.75%, 2/15/2028	140,000	142,418
4.00%, 2/15/2030	95,000	96,355
4.88%, 1/15/2029	84,000	88,615
MDC Partners, Inc. 7.50%, 5/1/2024 (a) (c)	325,000	329,634
National CineMedia LLC 5.88%, 4/15/2028 (a) (b)	221,000	217,091
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	77,000	77,417
4.63%, 3/15/2030 (a)	93,000	94,277
5.00%, 8/15/2027 (a)	104,000	107,761
6.25%, 6/15/2025 (a)	169,000	179,361
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	308,000	332,606
		2,571,417
AEROSPACE & DEFENSE — 1.6%
Hexcel Corp. 4.20%, 2/15/2027	87,000	93,728
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	295,000	325,621
5.90%, 2/1/2027	144,000	169,036
5.95%, 2/1/2037	123,000	148,822
6.75%, 1/15/2028	143,000	173,702
6.88%, 5/1/2025	312,000	363,212
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	94,000	98,567
Moog, Inc. 4.25%, 12/15/2027 (a)	127,000	131,484
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	303,000	307,812
5.75%, 10/15/2027 (a)	243,000	266,688
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	25,000	26,192
3.95%, 6/15/2023 (b)	73,000	73,476
4.60%, 6/15/2028 (b)	119,000	116,935
5.50%, 1/15/2025 (a)	119,000	126,566
7.50%, 4/15/2025 (a)	424,000	453,409
Security Description	Principal Amount	Value
SSL Robotics LLC 9.75%, 12/31/2023 (a)	$ 219,000	$ 241,559
TransDigm UK Holdings PLC 6.88%, 5/15/2026	204,000	215,222
TransDigm, Inc.:
4.63%, 1/15/2029 (a)	196,000	196,604
4.88%, 5/1/2029 (a)	230,000	232,413
5.50%, 11/15/2027	595,000	620,406
6.25%, 3/15/2026 (a)	875,000	922,959
6.38%, 6/15/2026	212,000	219,467
7.50%, 3/15/2027	380,000	404,704
8.00%, 12/15/2025 (a)	263,000	284,114
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	101,000	102,551
7.75%, 8/15/2025	139,000	143,067
8.88%, 6/1/2024 (a)	211,000	235,763
		6,694,079
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a) (b)	186,000	195,213
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	151,000	155,953
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	202,000	206,048
10.50%, 11/1/2026 (a)	133,000	141,259
		698,473
AIRLINES — 1.4%
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	230,000	211,862
American Airlines, Inc. 11.75%, 7/15/2025 (a)	602,000	755,396
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	797,000	846,127
5.75%, 4/20/2029 (a)	826,000	893,253
Delta Air Lines, Inc.:
2.90%, 10/28/2024	226,000	230,025
3.80%, 4/19/2023	134,000	139,032
4.38%, 4/19/2028	117,000	122,780
7.38%, 1/15/2026	359,000	421,344
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	243,000	260,807
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	143,200	162,294
United Airlines Holdings, Inc.:
4.25%, 10/1/2022	109,000	111,619
4.88%, 1/15/2025 (b)	201,000	209,010
5.00%, 2/1/2024 (b)	95,000	99,498
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	542,000	561,095

See accompanying notes to financial statements.
243

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.63%, 4/15/2029 (a)	$ 474,000	$ 490,969
		5,515,111
APPAREL — 0.4%
Crocs, Inc. 4.25%, 3/15/2029 (a)	119,000	121,713
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	331,000	351,807
4.88%, 5/15/2026 (a)	174,000	187,951
5.38%, 5/15/2025 (a)	118,000	124,888
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	98,000	97,673
Michael Kors USA, Inc. 4.50%, 11/1/2024 (a)	67,000	70,970
Under Armour, Inc. 3.25%, 6/15/2026 (b)	131,000	135,833
William Carter Co.:
5.50%, 5/15/2025 (a)	136,000	143,787
5.63%, 3/15/2027 (a)	131,000	137,779
Wolverine World Wide, Inc.:
5.00%, 9/1/2026 (a)	45,000	46,201
6.38%, 5/15/2025 (a)	94,000	99,965
		1,518,567
AUTO MANUFACTURERS — 3.7%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	214,000	209,985
5.88%, 6/1/2029 (a)	112,000	123,047
Aston Martin Capital Holdings, Ltd. PIK 10.50%, 11/30/2025 (a) (b)	355,000	395,371
Ford Holdings LLC 9.30%, 3/1/2030	106,000	144,038
Ford Motor Co.:
4.35%, 12/8/2026 (b)	316,000	339,207
4.75%, 1/15/2043	366,000	389,790
5.29%, 12/8/2046	288,000	321,664
6.38%, 2/1/2029	54,000	62,837
6.63%, 10/1/2028	119,000	142,249
7.40%, 11/1/2046	273,000	359,732
7.45%, 7/16/2031	362,000	476,732
8.50%, 4/21/2023	845,000	942,978
9.00%, 4/22/2025	937,000	1,154,628
9.63%, 4/22/2030	256,000	366,958
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	149,000	148,677
2.98%, 8/3/2022	250,000	253,440
3.09%, 1/9/2023	597,000	609,083
3.10%, 5/4/2023	116,000	118,353
3.35%, 11/1/2022	515,000	527,587
3.37%, 11/17/2023	114,000	118,257
3.38%, 11/13/2025	419,000	434,486
3.63%, 6/17/2031	196,000	199,695
3.66%, 9/8/2024	263,000	275,642
3.81%, 1/9/2024	217,000	226,785
4.00%, 11/13/2030	352,000	369,248
Security Description	Principal Amount	Value
4.06%, 11/1/2024	$ 601,000	$ 639,097
4.13%, 8/4/2025	432,000	461,074
4.13%, 8/17/2027	200,000	212,272
4.14%, 2/15/2023	114,000	118,097
4.25%, 9/20/2022	382,000	394,961
4.27%, 1/9/2027	253,000	270,991
4.38%, 8/6/2023	186,000	196,371
4.54%, 8/1/2026	119,000	129,552
4.69%, 6/9/2025	214,000	231,574
5.11%, 5/3/2029	340,000	380,810
5.13%, 6/16/2025	490,000	539,446
5.58%, 3/18/2024	303,000	331,861
Series GMTN, 4.39%, 1/8/2026	290,000	313,026
Series MTN, 3.55%, 10/7/2022	77,000	78,967
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	189,000	186,284
5.63%, 2/1/2023 (a)	159,000	159,596
5.88%, 1/15/2028 (a)	94,000	98,870
7.75%, 10/15/2025 (a)	188,000	206,373
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	109,000	115,161
Mclaren Finance PLC 5.75%, 8/1/2022 (a)	75,000	74,480
Navistar International Corp.:
6.63%, 11/1/2025 (a)	240,000	247,951
9.50%, 5/1/2025 (a) (b)	149,000	159,616
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	189,000	199,079
Tesla, Inc. 5.30%, 8/15/2025 (a)	404,000	417,368
Wabash National Corp. 5.50%, 10/1/2025 (a)	134,000	136,610
		15,009,956
AUTO PARTS & EQUIPMENT — 1.5%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	194,000	199,574
Adient US LLC 9.00%, 4/15/2025 (a)	134,000	147,459
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	94,000	97,990
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)	230,000	237,898
6.25%, 3/15/2026 (b)	131,000	135,098
6.50%, 4/1/2027 (b)	122,000	129,228
6.88%, 7/1/2028 (b)	94,000	102,709
Clarios Global L.P. 6.75%, 5/15/2025 (a)	202,000	215,522
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	182,000	193,843
8.50%, 5/15/2027 (a)	509,000	554,846

See accompanying notes to financial statements.
244

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Cooper-Standard Automotive, Inc.:
5.63%, 11/15/2026 (a)	$ 104,000	$ 97,860
13.00%, 6/1/2024 (a)	199,000	225,996
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	164,000	169,199
Dana, Inc.:
4.25%, 9/1/2030	122,000	125,471
5.38%, 11/15/2027	58,000	61,702
5.63%, 6/15/2028	110,000	118,842
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	124,000	133,594
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	49,000	54,700
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	94,000	99,703
5.00%, 5/31/2026 (b)	240,000	246,590
5.00%, 7/15/2029 (a)	201,000	210,065
5.25%, 4/30/2031	166,000	173,996
5.25%, 7/15/2031 (a)	55,000	57,348
5.63%, 4/30/2033	221,000	233,029
9.50%, 5/31/2025	184,000	205,642
IHO Verwaltungs GmbH PIK:
6.38%, 5/15/2029 (a)	119,000	129,944
4.75%, 9/15/2026 (a)	139,000	142,652
6.00%, 5/15/2027 (a)	159,000	166,454
Meritor, Inc.:
4.50%, 12/15/2028 (a)	75,000	75,990
6.25%, 6/1/2025 (a) (b)	189,000	201,187
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	107,000	110,975
Tenneco, Inc.:
5.00%, 7/15/2026 (b)	120,000	119,390
5.13%, 4/15/2029 (a)	285,000	293,185
7.88%, 1/15/2029 (a)	179,000	202,134
Titan International, Inc. 7.00%, 4/30/2028 (a)	146,000	152,393
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	50,000	50,563
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	223,000	241,101
		6,113,872
BANKS — 1.4%
CIT Group, Inc.:
4.75%, 2/16/2024	100,000	108,387
5.00%, 8/15/2022	142,000	148,352
5.00%, 8/1/2023	251,000	271,353
5.25%, 3/7/2025	68,000	76,530
6.13%, 3/9/2028	20,000	24,404
SOFR + 3.83%, 3.93%, 6/19/2024 (c)	45,000	47,460
Commerzbank AG 8.13%, 9/19/2023 (a) (b)	238,000	270,506
Security Description	Principal Amount	Value
Deutsche Bank AG:
4.50%, 4/1/2025	$ 244,000	$ 263,391
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	246,000	265,545
5 year USD Swap + 2.25%, 4.30%, 5/24/2028	412,000	427,281
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	228,000	232,197
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	96,000	112,443
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a) (d)	91,000	91,589
7.63%, 5/1/2026 (a)	230,000	239,198
8.13%, 11/15/2024 (a)	168,000	173,520
8.25%, 4/15/2025 (a)	173,000	180,569
Intesa Sanpaolo SpA:
4.20%, 6/1/2032 (a)	200,000	205,378
4.95%, 6/1/2042 (a)	292,000	302,599
5.02%, 6/26/2024 (a)	507,000	550,891
5.71%, 1/15/2026 (a)	301,000	338,246
Lloyds Banking Group PLC 3 Month USD LIBOR + 1.27%, 6.66%, 5/21/2037 (a) (c)	194,000	269,251
Popular, Inc. 6.13%, 9/14/2023	18,000	19,416
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (c)	154,000	210,906
Synovus Financial Corp. 5 year USD Swap + 3.38%, 5.90%, 2/7/2029 (c)	62,000	67,125
UniCredit SpA:
5 year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	258,000	281,535
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	238,000	263,402
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	261,000	313,377
		5,754,851
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	254,000	254,051
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	162,000	163,122
		417,173
BIOTECHNOLOGY — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a) (b)	225,000	220,559

See accompanying notes to financial statements.
245

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.9%
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	$ 96,000	$ 95,544
Boise Cascade Co. 4.88%, 7/1/2030 (a)	73,000	77,530
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	128,000	134,403
6.75%, 6/1/2027 (a)	265,000	284,480
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	129,000	138,585
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	124,000	128,491
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	96,000	103,554
Griffon Corp. 5.75%, 3/1/2028 (b)	247,000	262,235
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	36,000	36,808
4.88%, 12/15/2027 (a)	25,000	26,046
JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	50,000	53,352
Koppers, Inc. 6.00%, 2/15/2025 (a)	147,000	151,482
Masonite International Corp.:
5.38%, 2/1/2028 (a)	157,000	167,061
5.75%, 9/15/2026 (a)	114,000	118,132
Patrick Industries, Inc. 7.50%, 10/15/2027 (a)	65,000	70,586
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)	45,000	47,429
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	281,000	297,807
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	272,000	260,236
4.38%, 7/15/2030 (a)	245,000	252,583
4.75%, 1/15/2028 (a)	326,000	341,113
5.00%, 2/15/2027 (a)	189,000	195,976
Summit Materials LLC/Summit Materials Finance Corp.:
5.13%, 6/1/2025 (a)	196,000	198,473
5.25%, 1/15/2029 (a)	179,000	189,675
US Concrete, Inc. 5.13%, 3/1/2029 (a)	73,000	79,932
Victors Merger Corp. 6.38%, 5/15/2029 (a)	44,000	44,347
		3,755,860
CHEMICALS — 2.1%
Ashland LLC:
4.75%, 8/15/2022	53,000	54,762
6.88%, 5/15/2043	92,000	116,063
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	66,000	64,515
Security Description	Principal Amount	Value
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	$ 99,000	$ 103,792
CF Industries, Inc.:
3.45%, 6/1/2023	121,000	126,527
4.95%, 6/1/2043	114,000	134,506
5.15%, 3/15/2034	125,000	152,024
5.38%, 3/15/2044	144,000	178,204
Chemours Co.:
5.38%, 5/15/2027 (b)	127,000	137,669
5.75%, 11/15/2028 (a)	169,000	180,827
7.00%, 5/15/2025 (b)	188,000	193,933
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	308,000	289,899
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	235,000	240,826
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	148,000	150,967
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	118,000	121,304
HB Fuller Co.:
4.00%, 2/15/2027	146,000	151,281
4.25%, 10/15/2028	99,000	102,334
Hexion, Inc. 7.88%, 7/15/2027 (a)	20,000	21,572
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	113,000	126,143
INEOS Group Holdings SA 5.63%, 8/1/2024 (a)	60,000	60,209
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	196,000	197,980
Ingevity Corp.:
3.88%, 11/1/2028 (a)	116,000	115,756
4.50%, 2/1/2026 (a)	25,000	25,441
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	59,000	63,769
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025 (a)	149,000	151,964
Methanex Corp.:
4.25%, 12/1/2024	58,000	61,469
5.13%, 10/15/2027	173,000	186,821
5.25%, 12/15/2029 (b)	237,000	256,074
5.65%, 12/1/2044	96,000	99,440
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	62,000	64,501
Neon Holdings, Inc. 10.13%, 4/1/2026 (a)	114,000	123,992
Nouryon Holding B.V. 8.00%, 10/1/2026 (a) (b)	169,000	179,140
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a)	146,000	147,581
4.88%, 6/1/2024 (a)	310,000	327,692

See accompanying notes to financial statements.
246

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.00%, 5/1/2025 (a)	$ 73,000	$ 77,986
5.25%, 6/1/2027 (a)	350,000	377,003
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.75%, 4/30/2026 (a)	152,000	156,084
OCI NV:
4.63%, 10/15/2025 (a)	65,000	67,844
5.25%, 11/1/2024 (a)	169,000	174,041
Olin Corp.:
5.00%, 2/1/2030	132,000	140,738
5.13%, 9/15/2027	45,000	47,001
5.63%, 8/1/2029 (b)	121,000	133,289
9.50%, 6/1/2025 (a)	137,000	170,694
PQ Corp. 5.75%, 12/15/2025 (a) (b)	55,000	56,421
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	238,000	245,716
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a) (b)	100,000	96,166
7.63%, 1/15/2026 (a)	154,000	160,547
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	226,000	226,881
6.63%, 5/1/2029 (a)	151,000	151,365
SPCM SA 4.88%, 9/15/2025 (a)	144,000	147,398
TPC Group, Inc. 10.50%, 8/1/2024 (a)	221,000	207,565
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	122,000	124,601
5.38%, 9/1/2025 (a)	96,000	98,223
Tronox, Inc.:
4.63%, 3/15/2029 (a)	313,000	316,503
6.50%, 5/1/2025 (a)	171,000	181,467
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	119,000	118,960
4.25%, 2/15/2030 (a)	93,000	96,051
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a)	53,000	52,259
WR Grace & Co-Conn:
4.88%, 6/15/2027 (a)	170,000	180,183
5.63%, 10/1/2024 (a)	90,000	99,810
		8,613,773
COAL — 0.3%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	222,000	216,947
Coronado Finance Pty, Ltd. 10.75%, 5/15/2026 (a)	96,000	102,109
Natural Resource Partners L.P./NRP Finance Corp. 9.13%, 6/30/2025 (a)	119,000	117,014
Security Description	Principal Amount	Value
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	$ 144,000	$ 106,073
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	163,000	169,266
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	189,000	188,979
Warrior Met Coal, Inc. 8.00%, 11/1/2024 (a)	177,000	179,680
		1,080,068
COMMERCIAL SERVICES — 3.6%
ADT Security Corp.:
3.50%, 7/15/2022	124,000	126,487
4.13%, 6/15/2023	144,000	151,527
4.88%, 7/15/2032 (a)	129,000	136,010
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	269,000	273,705
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	139,000	125,953
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	187,000	192,864
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a)	229,000	232,030
6.63%, 7/15/2026 (a)	483,000	512,135
9.75%, 7/15/2027 (a)	203,000	223,615
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 S.a.r.l:
4.63%, 6/1/2028 (a)	193,000	193,486
4.63%, 6/1/2028 (a)	258,000	259,086
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	146,000	150,005
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	119,000	120,185
4.63%, 10/1/2027 (a)	254,000	263,787
APTIM Corp. 7.75%, 6/15/2025 (a)	144,000	126,262
APX Group, Inc.:
6.75%, 2/15/2027 (a)	298,000	317,641
7.63%, 9/1/2023	25,000	25,685
7.88%, 12/1/2022	167,000	167,621
ASGN, Inc. 4.63%, 5/15/2028 (a)	147,000	153,880
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	119,000	121,965
5.38%, 3/1/2029 (a)	198,000	206,171
5.75%, 7/15/2027 (a) (b)	88,000	92,352
5.75%, 7/15/2027 (a)	56,000	58,440
Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	96,000	97,119

See accompanying notes to financial statements.
247

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Brink's Co.:
4.63%, 10/15/2027 (a)	$ 149,000	$ 155,525
5.50%, 7/15/2025 (a)	105,000	111,474
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	121,000	120,803
Cimpress PLC 7.00%, 6/15/2026 (a)	114,000	120,162
CoreCivic, Inc. 8.25%, 4/15/2026	55,000	57,125
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	161,000	159,648
CPI CG, Inc. 8.63%, 3/15/2026 (a)	116,000	123,194
Deluxe Corp. 8.00%, 6/1/2029 (a)	35,000	37,975
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	154,000	154,598
6.00%, 6/1/2029 (a) (b)	96,000	95,200
9.50%, 11/1/2027 (a)	232,000	257,191
Gartner, Inc.:
3.63%, 6/15/2029 (a)	101,000	102,615
3.75%, 10/1/2030 (a)	123,000	125,834
4.50%, 7/1/2028 (a)	167,000	176,544
Graham Holdings Co. 5.75%, 6/1/2026 (a)	94,000	98,082
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	290,000	305,799
Jaguar Holding Co. II/PPD Development L.P.:
4.63%, 6/15/2025 (a)	129,000	135,664
5.00%, 6/15/2028 (a)	124,000	134,371
Korn Ferry 4.63%, 12/15/2027 (a)	30,000	31,240
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	74,000	77,136
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	60,000	59,075
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a) (b)	116,000	113,032
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a) (b)	288,000	289,356
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	255,000	266,100
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	75,000	77,136
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 7/15/2029 (a)	96,000	96,206
4.75%, 7/15/2031 (a)	63,000	63,185
5.63%, 10/1/2028 (a)	193,000	203,872
5.88%, 10/1/2030 (a)	124,000	135,034
Security Description	Principal Amount	Value
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	$ 144,000	$ 138,573
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 6/15/2029 (a)	196,000	193,385
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	237,000	229,914
5.25%, 4/15/2024 (a)	217,000	232,502
5.75%, 4/15/2026 (a)	501,000	554,206
6.25%, 1/15/2028 (a)	351,000	374,047
Rent-A-Center, Inc. 6.38%, 2/15/2029 (a)	235,000	251,920
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	115,000	118,350
RR Donnelley & Sons Co.:
6.13%, 11/1/2026 (a)	196,000	206,621
8.50%, 4/15/2029 (a)	25,000	32,148
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	210,000	228,274
9.25%, 4/15/2025 (a)	421,000	500,527
Service Corp. International:
3.38%, 8/15/2030	160,000	157,051
4.00%, 5/15/2031	178,000	181,516
4.63%, 12/15/2027	73,000	77,341
5.13%, 6/1/2029	201,000	218,226
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	63,000	65,831
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	119,000	114,706
Sotheby's 7.38%, 10/15/2027 (a)	202,000	218,176
Square, Inc.:
2.75%, 6/1/2026 (a)	116,000	118,018
3.50%, 6/1/2031 (a)	79,000	79,701
StoneMor, Inc. 8.50%, 5/15/2029 (a)	67,000	67,775
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	288,000	274,141
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	99,000	97,716
United Rentals North America, Inc.:
3.88%, 2/15/2031	229,000	233,138
4.00%, 7/15/2030	131,000	134,816
4.88%, 1/15/2028	409,000	434,064
5.25%, 1/15/2030	126,000	138,042
5.50%, 5/15/2027	268,000	283,892
5.88%, 9/15/2026	268,000	278,085
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	190,000	200,402

See accompanying notes to financial statements.
248

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	$ 111,000	$ 112,089
		14,756,380
COMPUTERS — 1.4%
Austin BidCo, Inc. 7.13%, 12/15/2028 (a)	268,000	274,483
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	335,000	353,144
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	123,000	125,421
4.00%, 7/1/2029 (a)	65,000	66,470
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	164,000	164,131
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)	355,000	364,113
Dell, Inc.:
5.40%, 9/10/2040 (b)	96,000	113,281
6.50%, 4/15/2038 (b)	152,000	194,501
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024 (b)	175,000	179,093
9.38%, 7/15/2025 (a)	182,000	201,621
EMC Corp. 3.38%, 6/1/2023	117,000	121,424
Everi Payments, Inc. 7.50%, 12/15/2025 (a)	54,000	56,175
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	142,000	93,010
NCR Corp.:
5.00%, 10/1/2028 (a)	181,000	187,053
5.13%, 4/15/2029 (a)	316,000	326,030
5.25%, 10/1/2030 (a)	48,000	49,932
5.75%, 9/1/2027 (a)	60,000	63,236
6.13%, 9/1/2029 (a)	204,000	222,801
8.13%, 4/15/2025 (a)	73,000	79,703
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	63,000	64,933
8.25%, 2/1/2028 (a)	146,000	159,086
Science Applications International Corp. 4.88%, 4/1/2028 (a)	78,000	81,851
Seagate HDD Cayman:
3.13%, 7/15/2029 (a)	111,000	107,522
3.38%, 7/15/2031 (a)	159,000	153,937
4.09%, 6/1/2029 (a)	96,000	98,508
4.13%, 1/15/2031 (a)	114,000	116,565
4.75%, 1/1/2025	94,000	103,368
4.88%, 3/1/2024	143,000	154,809
4.88%, 6/1/2027	109,000	120,265
5.75%, 12/1/2034	191,000	219,680
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	245,000	249,136
Unisys Corp. 6.88%, 11/1/2027 (a)	241,000	263,895
Security Description	Principal Amount	Value
Vericast Corp. 8.38%, 8/15/2022 (a) (b)	$ 144,000	$ 146,108
Western Digital Corp. 4.75%, 2/15/2026 (b)	361,000	401,186
		5,676,471
CONSTRUCTION MATERIALS — 0.0% (e)
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	73,000	73,442
Summit Materials LLC/Summit Materials Finance Corp. 6.50%, 3/15/2027 (a)	37,000	39,120
		112,562
COSMETICS/PERSONAL CARE — 0.2%
Avon Products, Inc. 6.50%, 3/15/2023	131,000	140,999
Coty, Inc.:
5.00%, 4/15/2026 (a)	202,000	204,927
6.50%, 4/15/2026 (a)	144,000	145,806
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	164,000	165,551
5.50%, 6/1/2028 (a)	162,000	171,832
		829,115
DISTRIBUTION & WHOLESALE — 0.7%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	228,000	233,552
Avient Corp.:
5.25%, 3/15/2023	23,000	24,615
5.75%, 5/15/2025 (a)	169,000	178,821
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	171,000	175,065
Core & Main Holdings L.P. PIK 8.63%, 9/15/2024 (a)	79,000	80,697
Core & Main L.P. 6.13%, 8/15/2025 (a)	164,000	167,280
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a) (b)	200,000	217,254
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	278,000	273,302
IAA, Inc. 5.50%, 6/15/2027 (a)	100,000	104,942
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	225,000	230,834
Performance Food Group, Inc.:
5.50%, 6/1/2024 (a)	144,000	144,253
5.50%, 10/15/2027 (a)	222,000	233,608
6.88%, 5/1/2025 (a) (b)	73,000	78,181
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	73,000	76,997
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	98,000	103,017
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	173,000	168,666
9.00%, 11/15/2026 (a)	307,000	299,331

See accompanying notes to financial statements.
249

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
REGS, 13.13%, 11/15/2027 (a)	$ 119,000	$ 100,324
		2,890,739
DIVERSIFIED FINANCIAL SERVICES — 3.3%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	5,000	5,547
AerCap Holdings NV 5 Year USD ICE Swap + 4.54%, 5.88%, 10/10/2079	222,000	231,801
AG Issuer LLC 6.25%, 3/1/2028 (a)	209,000	220,052
Ally Financial, Inc. 5.75%, 11/20/2025	146,000	167,465
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	196,000	202,319
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	233,000	241,898
6.63%, 3/15/2026 (b)	100,000	105,653
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a) (b)	273,000	283,622
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	368,000	405,507
Enova International, Inc.:
8.50%, 9/1/2024 (a)	152,000	154,617
8.50%, 9/15/2025 (a)	162,000	167,929
Fairstone Financial, Inc. 7.88%, 7/15/2024 (a)	263,000	274,214
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	144,000	144,181
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	187,000	193,016
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	539,209	540,773
goeasy, Ltd. 5.38%, 12/1/2024 (a)	239,000	247,485
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	129,000	120,314
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027 (a)	125,000	129,390
6.75%, 2/1/2024	116,000	118,492
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 6/3/2026 (a)	266,000	279,130
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	159,000	158,781
6.50%, 11/1/2025 (a)	123,000	125,749
LPL Holdings, Inc.:
4.00%, 3/15/2029 (a)	296,000	298,111
4.38%, 5/15/2031 (a)	50,000	50,682
4.63%, 11/15/2027 (a)	108,000	112,012
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	200,000	200,790
6.50%, 5/1/2028 (a)	211,000	220,790
Security Description	Principal Amount	Value
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	$ 209,000	$ 208,469
5.50%, 8/15/2028 (a)	324,000	326,569
6.00%, 1/15/2027 (a)	144,000	149,413
Navient Corp.:
4.88%, 3/15/2028	167,000	167,873
5.00%, 3/15/2027	165,000	171,098
5.50%, 1/25/2023	226,000	238,272
5.88%, 10/25/2024	50,000	54,055
6.75%, 6/25/2025	271,000	299,954
6.75%, 6/15/2026	159,000	177,449
7.25%, 9/25/2023	129,000	143,200
Series MTN, 5.63%, 8/1/2033	29,000	27,975
Series MTN, 6.13%, 3/25/2024	234,000	252,900
NFP Corp.:
4.88%, 8/15/2028 (a)	67,000	68,099
6.88%, 8/15/2028 (a)	351,000	370,853
OneMain Finance Corp.:
3.50%, 1/15/2027	50,000	50,432
4.00%, 9/15/2030	187,000	185,343
5.38%, 11/15/2029	216,000	235,317
5.63%, 3/15/2023	197,000	210,784
6.13%, 5/15/2022	375,000	390,461
6.13%, 3/15/2024	347,000	373,535
6.63%, 1/15/2028	139,000	159,965
6.88%, 3/15/2025	332,000	374,655
7.13%, 3/15/2026	301,000	350,743
8.25%, 10/1/2023	54,000	61,117
8.88%, 6/1/2025	167,000	185,064
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 12/15/2022 (a)	50,000	50,576
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	154,000	148,382
5.38%, 10/15/2025 (a)	184,000	193,664
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	76,000	78,510
PRA Group, Inc. 7.38%, 9/1/2025 (a)	186,000	200,449
Quicken Loans LLC 5.25%, 1/15/2028 (a)	419,000	439,753
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.63%, 3/1/2029 (a) (b)	164,000	162,267
3.88%, 3/1/2031 (a)	238,000	239,849
SLM Corp. 4.20%, 10/29/2025	124,000	133,273
StoneX Group,Inc. 8.63%, 6/15/2025 (a)	377,000	403,722
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	184,000	187,542

See accompanying notes to financial statements.
250

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	$ 204,000	$ 211,191
5.50%, 4/15/2029 (a)	186,000	186,115
		13,269,208
ELECTRIC — 2.6%
AES Andres B.V. 5.70%, 5/4/2028 (a)	196,000	203,144
Calpine Corp.:
3.75%, 3/1/2031 (a)	208,000	198,122
4.50%, 2/15/2028 (a)	393,000	400,770
4.63%, 2/1/2029 (a)	119,000	117,568
5.00%, 2/1/2031 (a)	217,000	215,830
5.13%, 3/15/2028 (a)	313,000	318,205
5.25%, 6/1/2026 (a)	251,000	258,169
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	155,000	153,696
4.75%, 3/15/2028 (a)	327,000	343,062
5.00%, 9/15/2026	141,000	144,923
DPL, Inc.:
4.13%, 7/1/2025	73,000	78,268
4.35%, 4/15/2029	44,000	47,784
Drax Finco PLC 6.63%, 11/1/2025 (a)	184,000	190,287
Electricite de France SA:
USD 10 year swap rate + 3.71%, 5.25%, 1/29/2023 (a) (b) (c)	390,000	408,685
USD 10 year swap rate + 3.04%, 5.63%, 1/22/2024 (a) (c)	336,000	362,430
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (b) (c)	99,000	115,934
FirstEnergy Corp.:
2.05%, 3/1/2025	79,000	79,832
2.65%, 3/1/2030	50,000	49,725
Series A, 1.60%, 1/15/2026	146,000	143,084
Series A, 3.35%, 7/15/2022	346,000	351,629
Series B, 2.25%, 9/1/2030	68,000	65,280
Series B, 4.40%, 7/15/2027	386,000	420,555
Series B, 4.75%, 3/15/2023	115,000	121,020
Series C, 3.40%, 3/1/2050	144,000	140,760
Series C, 5.35%, 7/15/2047	212,000	254,383
Series C, 7.38%, 11/15/2031	348,000	475,946
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	194,000	242,523
InterGen NV 7.00%, 6/30/2023 (a) (b)	89,000	88,017
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a) (d)	90,000	91,444
Security Description	Principal Amount	Value
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	$ 74,000	$ 78,205
4.25%, 7/15/2024 (a)	40,000	42,181
4.50%, 9/15/2027 (a)	142,000	153,863
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	28,000	27,424
3.63%, 2/15/2031 (a)	167,000	164,006
5.25%, 6/15/2029 (a)	144,000	153,328
5.75%, 1/15/2028	251,000	267,684
6.63%, 1/15/2027	270,000	279,509
7.25%, 5/15/2026	210,000	218,144
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	169,000	174,934
PG&E Corp.:
5.00%, 7/1/2028 (b)	280,000	283,349
5.25%, 7/1/2030	293,000	296,950
Pike Corp. 5.50%, 9/1/2028 (a)	79,000	82,130
Talen Energy Supply LLC:
6.50%, 6/1/2025 (b)	191,000	126,614
6.63%, 1/15/2028 (a)	152,000	139,347
7.25%, 5/15/2027 (a)	291,000	271,829
7.63%, 6/1/2028 (a) (b)	153,000	143,352
10.50%, 1/15/2026 (a)	69,000	50,290
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	220,000	226,626
TransAlta Corp. 6.50%, 3/15/2040	136,000	156,533
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	279,000	280,473
5.00%, 7/31/2027 (a)	322,000	330,556
5.50%, 9/1/2026 (a)	303,000	312,629
5.63%, 2/15/2027 (a)	278,000	288,892
		10,629,923
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	183,000	183,264
4.75%, 6/15/2028 (a)	149,000	153,170
EnerSys:
4.38%, 12/15/2027 (a)	237,000	247,542
5.00%, 4/30/2023 (a)	97,000	101,267
WESCO Distribution, Inc.:
5.38%, 6/15/2024	67,000	67,900
7.13%, 6/15/2025 (a)	399,000	431,235
7.25%, 6/15/2028 (a)	401,000	446,546
		1,630,924
ELECTRONICS — 0.5%
Atkore, Inc. 4.25%, 6/1/2031 (a)	96,000	97,243
Brightstar Escrow Corp. 9.75%, 10/15/2025 (a)	202,000	217,802

See accompanying notes to financial statements.
251

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Imola Merger Corp. 4.75%, 5/15/2029 (a)	$ 513,000	$ 527,610
Ingram Micro, Inc.:
5.00%, 8/10/2022	25,000	25,743
5.45%, 12/15/2024	79,000	89,892
Sensata Technologies B.V.:
4.00%, 4/15/2029 (a)	517,000	525,112
4.88%, 10/15/2023 (a)	114,000	122,433
5.00%, 10/1/2025 (a)	94,000	104,692
5.63%, 11/1/2024 (a)	95,000	105,951
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	169,000	167,188
4.38%, 2/15/2030 (a)	44,000	46,388
TTM Technologies, Inc. 4.00%, 3/1/2029 (a) (b)	116,000	116,628
		2,146,682
ENERGY-ALTERNATE SOURCES — 0.3%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	100,000	101,949
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	265,000	276,959
Renewable Energy Group, Inc. 5.88%, 6/1/2028 (a)	33,000	34,653
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	130,000	133,861
4.75%, 1/15/2030 (a)	108,000	110,925
5.00%, 1/31/2028 (a)	184,000	194,823
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	171,000	198,013
		1,051,183
ENGINEERING & CONSTRUCTION — 0.6%
AECOM 5.13%, 3/15/2027	199,000	221,724
Arcosa, Inc. 4.38%, 4/15/2029 (a)	96,000	97,760
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	258,000	263,026
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	107,000	112,878
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	114,000	115,156
Fluor Corp.:
3.50%, 12/15/2024 (b)	139,000	146,689
4.25%, 9/15/2028	27,000	27,432
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	106,000	110,000
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	76,000	78,461
Security Description	Principal Amount	Value
KBR, Inc. 4.75%, 9/30/2028 (a)	$ 60,000	$ 60,190
MasTec, Inc. 4.50%, 8/15/2028 (a)	194,000	204,393
New Enterprise Stone & Lime Co., Inc. 6.25%, 3/15/2026 (a)	65,000	67,049
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	293,000	322,306
TopBuild Corp. 3.63%, 3/15/2029 (a)	94,000	93,117
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	256,000	264,852
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	96,000	97,923
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	149,000	153,819
		2,436,775
ENTERTAINMENT — 2.7%
Affinity Gaming 6.88%, 12/15/2027 (a)	272,000	289,199
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	65,000	68,960
AMC Entertainment Holdings, Inc. 10.50%, 4/15/2025 (a) (b)	175,000	190,118
AMC Entertainment Holdings, Inc. PIK 12.00%, 6/15/2026 (a)	428,498	438,649
Bally's Corp. 6.75%, 6/1/2027 (a)	144,000	153,546
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	192,000	198,739
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	95,000	98,398
Caesars Entertainment, Inc.:
6.25%, 7/1/2025 (a)	857,000	909,037
8.13%, 7/1/2027 (a)	419,000	466,276
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	330,000	347,737
Cedar Fair L.P. 5.25%, 7/15/2029	138,000	142,256
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024 (b)	146,000	147,549
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	97,000	100,148
5.50%, 5/1/2025 (a)	228,000	238,397
6.50%, 10/1/2028 (a)	20,000	21,580

See accompanying notes to financial statements.
252

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	$ 174,000	$ 180,076
5.50%, 4/1/2027 (a)	101,000	105,387
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	196,000	200,988
5.88%, 3/15/2026 (a) (b)	94,000	98,596
8.75%, 5/1/2025 (a)	79,000	86,435
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a)	144,000	146,763
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	293,000	296,771
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	120,000	125,742
Gateway Casinos & Entertainment, Ltd. 8.25%, 3/1/2024 (a)	20,000	19,998
International Game Technology PLC:
4.13%, 4/15/2026 (a)	206,000	214,533
5.25%, 1/15/2029 (a)	144,000	154,431
6.25%, 1/15/2027 (a)	270,000	307,916
6.50%, 2/15/2025 (a)	258,000	288,671
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	68,000	70,923
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	209,000	220,482
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	235,000	236,156
4.75%, 10/15/2027 (a)	193,000	199,992
4.88%, 11/1/2024 (a)	144,000	146,557
5.63%, 3/15/2026 (a)	95,000	99,069
6.50%, 5/15/2027 (a)	172,000	190,879
Merlin Entertainments PLC 5.75%, 6/15/2026 (a) (b)	144,000	151,396
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	162,000	162,277
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a) (b)	50,000	52,353
8.00%, 2/1/2026 (a)	278,000	290,407
Motion Bondco DAC 6.63%, 11/15/2027 (a)	10,000	10,175
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	219,000	235,031
Penn National Gaming, Inc.:
4.13%, 7/1/2029 (a) (d)	50,000	49,944
5.63%, 1/15/2027 (a)	99,000	102,861
Security Description	Principal Amount	Value
Powdr Corp. 6.00%, 8/1/2025 (a)	$ 145,000	$ 152,250
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	100,000	100,739
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	353,000	364,402
7.00%, 5/15/2028 (a)	138,000	150,761
7.25%, 11/15/2029 (a)	80,000	90,238
8.25%, 3/15/2026 (a)	242,000	259,879
8.63%, 7/1/2025 (a)	130,000	142,276
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (a)	118,000	126,985
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	262,000	264,555
5.50%, 4/15/2027 (a) (b)	112,000	116,133
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	53,000	57,118
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	250,000	259,290
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	144,000	154,097
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	147,000	139,588
3.88%, 7/15/2030 (a)	106,000	107,269
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	66,000	71,113
REGS, 5.13%, 10/1/2029 (a)	204,000	215,893
		11,027,984
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	119,000	124,896
5.13%, 7/15/2029 (a)	53,000	57,637
Covanta Holding Corp.:
5.00%, 9/1/2030	81,000	85,234
5.88%, 7/1/2025	140,000	144,808
6.00%, 1/1/2027	100,000	104,166
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	192,000	192,006
3.75%, 8/1/2025 (a)	218,000	223,958
4.00%, 8/1/2028 (a) (b)	125,000	123,535
4.25%, 6/1/2025 (a)	86,000	89,543
4.75%, 6/15/2029 (a)	155,000	161,057
5.13%, 12/15/2026 (a)	230,000	243,294
Harsco Corp. 5.75%, 7/31/2027 (a)	139,000	146,147
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	106,000	107,042
5.88%, 6/30/2029 (a)	246,000	250,320

See accompanying notes to financial statements.
253

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	$ 98,000	$ 98,254
5.38%, 7/15/2024 (a)	181,000	185,987
Tervita Corp. 11.00%, 12/1/2025 (a)	223,000	249,515
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	123,000	127,027
		2,714,426
FOOD — 3.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	183,000	186,325
3.50%, 2/15/2023 (a)	286,000	293,951
3.50%, 3/15/2029 (a)	268,000	264,816
4.63%, 1/15/2027 (a)	269,000	281,242
4.88%, 2/15/2030 (a)	215,000	229,293
5.88%, 2/15/2028 (a)	223,000	240,265
7.50%, 3/15/2026 (a)	179,000	196,316
B&G Foods, Inc.:
5.25%, 4/1/2025	219,000	225,167
5.25%, 9/15/2027 (b)	141,000	146,912
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	184,000	182,699
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	90,000	93,142
7.50%, 4/15/2025 (a)	120,000	124,836
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	199,000	226,960
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	118,000	120,380
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	95,000	97,985
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	250,000	257,622
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	138,000	144,297
Ingles Markets, Inc.:
4.00%, 6/15/2031 (a)	156,000	156,005
5.75%, 6/15/2023	19,000	19,026
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	50,000	54,938
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
3.75%, 12/1/2031 (a)	87,000	88,783
5.50%, 1/15/2030 (a)	279,000	309,824
6.50%, 4/15/2029 (a)	488,000	550,254
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	370,000	394,161
3.75%, 4/1/2030	183,000	200,775
Security Description	Principal Amount	Value
3.88%, 5/15/2027	$ 234,000	$ 257,138
3.95%, 7/15/2025	146,000	162,536
4.25%, 3/1/2031	354,000	402,898
4.38%, 6/1/2046	680,000	770,658
4.63%, 1/30/2029	169,000	196,687
4.63%, 10/1/2039	328,000	382,363
4.88%, 10/1/2049	336,000	407,198
5.00%, 7/15/2035	182,000	222,775
5.00%, 6/4/2042	526,000	641,494
5.20%, 7/15/2045	397,000	493,332
5.50%, 6/1/2050	257,000	335,393
6.50%, 2/9/2040	144,000	200,304
6.75%, 3/15/2032	114,000	154,123
6.88%, 1/26/2039	186,000	267,176
7.13%, 8/1/2039 (a)	217,000	319,153
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	164,000	169,628
4.88%, 11/1/2026 (a)	268,000	277,042
4.88%, 5/15/2028 (a)	96,000	106,247
Pilgrim's Pride Corp.:
4.25%, 4/15/2031 (a)	169,000	175,182
5.88%, 9/30/2027 (a)	222,000	236,770
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	390,000	389,267
4.63%, 4/15/2030 (a)	124,000	126,199
5.50%, 12/15/2029 (a)	134,000	143,418
5.63%, 1/15/2028 (a)	89,000	94,561
5.75%, 3/1/2027 (a)	582,000	609,517
Safeway, Inc. 7.25%, 2/1/2031 (b)	56,000	65,294
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a) (b)	73,000	76,646
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	210,000	213,301
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	209,000	210,965
TreeHouse Foods, Inc. 4.00%, 9/1/2028	109,000	108,226
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	84,000	90,350
US Foods, Inc.:
4.75%, 2/15/2029 (a)	230,000	234,588
6.25%, 4/15/2025 (a)	241,000	255,703
		13,882,106
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	298,000	305,551
5.00%, 2/1/2028 (a)	262,000	273,916
6.38%, 5/1/2025 (a)	390,000	414,285
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	167,000	172,526

See accompanying notes to financial statements.
254

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
10.50%, 5/15/2029 (a)	$ 96,000	$ 103,928
		1,270,206
FOREST PRODUCTS & PAPER — 0.2%
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a) (b)	149,000	149,285
5.38%, 2/1/2025 (a)	51,000	54,449
Mercer International, Inc.:
5.13%, 2/1/2029 (a)	219,000	225,233
5.50%, 1/15/2026	55,000	56,522
Resolute Forest Products, Inc. 4.88%, 3/1/2026 (a)	35,000	36,152
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	214,000	226,538
		748,179
GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	165,000	181,596
5.63%, 5/20/2024	109,000	119,306
5.75%, 5/20/2027	92,000	102,815
5.88%, 8/20/2026	84,000	94,055
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	116,000	118,660
		616,432
HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (a) (b)	273,000	274,283
Colfax Corp. 6.38%, 2/15/2026 (a)	148,000	156,476
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a) (b)	74,000	77,315
		508,074
HEALTH CARE PRODUCTS — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	339,000	357,767
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	94,000	97,918
Hologic, Inc.:
3.25%, 2/15/2029 (a)	178,000	177,035
4.63%, 2/1/2028 (a)	43,000	45,131
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	42,000	45,922
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	50,000	52,128
4.63%, 11/15/2027 (b)	114,000	121,416
Security Description	Principal Amount	Value
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	$ 261,000	$ 292,999
		1,190,316
HEALTH CARE SERVICES — 5.0%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	109,000	114,169
5.50%, 7/1/2028 (a)	88,000	94,181
AHP Health Partners, Inc.:
5.75%, 7/15/2029 (a) (d)	100,000	101,437
9.75%, 7/15/2026 (a)	92,000	98,967
Air Methods Corp. 8.00%, 5/15/2025 (a)	264,000	249,485
Akumin, Inc. 7.00%, 11/1/2025 (a)	199,000	206,345
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	121,000	117,274
5.00%, 7/15/2027 (a)	119,000	124,394
Centene Corp.:
2.45%, 7/15/2028 (d)	150,000	151,974
2.50%, 3/1/2031	502,000	495,580
3.00%, 10/15/2030	401,000	412,120
3.38%, 2/15/2030	393,000	410,736
4.25%, 12/15/2027	561,000	591,816
4.63%, 12/15/2029	849,000	934,596
5.38%, 8/15/2026 (a)	336,000	351,154
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	77,000	78,019
4.00%, 3/15/2031 (a)	147,000	152,736
4.25%, 5/1/2028 (a)	111,000	114,949
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	234,000	234,845
5.63%, 3/15/2027 (a)	416,000	443,922
6.00%, 1/15/2029 (a) (b)	30,000	32,111
6.13%, 4/1/2030 (a)	336,000	341,033
6.63%, 2/15/2025 (a)	306,000	323,430
6.88%, 4/1/2028 (a) (b)	410,000	405,535
6.88%, 4/15/2029 (a)	350,000	367,532
8.00%, 3/15/2026 (a)	569,000	613,160
8.00%, 12/15/2027 (a) (b)	155,000	172,351
DaVita, Inc.:
3.75%, 2/15/2031 (a)	402,000	385,968
4.63%, 6/1/2030 (a)	558,000	574,171
Encompass Health Corp.:
4.50%, 2/1/2028	201,000	208,538
4.63%, 4/1/2031	106,000	113,530
4.75%, 2/1/2030	195,000	207,427
5.75%, 9/15/2025	26,000	26,748
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	194,000	135,284
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	162,000	166,507

See accompanying notes to financial statements.
255

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026 (a)	$ 20,000	$ 20,868
HCA, Inc.:
3.50%, 9/1/2030	540,000	574,933
5.38%, 2/1/2025	652,000	735,417
5.38%, 9/1/2026	266,000	306,251
5.63%, 9/1/2028	342,000	405,646
5.88%, 5/1/2023	349,000	378,979
5.88%, 2/15/2026	358,000	414,263
5.88%, 2/1/2029	253,000	305,619
7.69%, 6/15/2025	142,000	172,756
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	217,000	224,530
5.00%, 5/15/2027 (a)	244,000	255,490
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a) (b)	226,000	228,750
6.75%, 4/15/2025 (a)	249,000	265,217
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	40,000	38,938
Magellan Health, Inc. 4.90%, 9/22/2024	84,000	93,348
MEDNAX, Inc. 6.25%, 1/15/2027 (a)	353,000	373,841
ModivCare, Inc. 5.88%, 11/15/2025 (a)	253,000	270,702
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	149,000	155,084
4.38%, 6/15/2028 (a)	189,000	197,416
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	188,000	203,617
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	134,000	148,508
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	258,000	277,897
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	271,000	283,070
Select Medical Corp. 6.25%, 8/15/2026 (a)	359,000	382,425
Surgery Center Holdings, Inc.:
6.75%, 7/1/2025 (a)	22,000	22,437
10.00%, 4/15/2027 (a) (b)	63,000	69,192
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	95,000	94,007
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	388,000	393,366
4.63%, 7/15/2024	450,000	456,593
4.63%, 9/1/2024 (a)	185,000	189,854
4.63%, 6/15/2028 (a)	184,000	189,275
4.88%, 1/1/2026 (a)	612,000	633,946
5.13%, 11/1/2027 (a)	311,000	325,906
6.13%, 10/1/2028 (a)	533,000	567,144
6.25%, 2/1/2027 (a)	378,000	394,995
6.75%, 6/15/2023	353,000	384,392
6.88%, 11/15/2031	20,000	22,655
Security Description	Principal Amount	Value
7.50%, 4/1/2025 (a)	$ 159,000	$ 171,539
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	70,000	72,351
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	211,000	221,149
		20,474,390
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Stena AB 7.00%, 2/1/2024 (a)	261,000	274,538
Stena International SA 6.13%, 2/1/2025 (a)	191,000	198,336
		472,874
HOME BUILDERS — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
6.63%, 1/15/2028 (a)	79,000	84,539
6.75%, 8/1/2025 (a)	73,000	75,602
9.88%, 4/1/2027 (a)	60,000	67,086
Beazer Homes USA, Inc.:
5.88%, 10/15/2027 (b)	74,000	77,732
7.25%, 10/15/2029	25,000	27,701
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	139,000	137,933
6.25%, 9/15/2027 (a)	90,000	95,295
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 5.00%, 6/15/2029 (a)	96,000	96,887
Century Communities, Inc.:
5.88%, 7/15/2025	50,000	51,684
6.75%, 6/1/2027	106,000	112,441
Empire Communities Corp. 7.00%, 12/15/2025 (a)	222,000	233,979
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	60,000	60,630
5.00%, 3/1/2028 (a)	75,000	77,570
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	25,000	26,314
K Hovnanian Enterprises, Inc. 7.75%, 2/15/2026 (a)	25,000	26,847
KB Home:
4.00%, 6/15/2031	96,000	96,791
4.80%, 11/15/2029	25,000	27,092
7.50%, 9/15/2022	89,000	95,598
7.63%, 5/15/2023	17,000	18,478
LGI Homes, Inc.:
4.00%, 7/15/2029 (a)	125,000	125,746
6.88%, 7/15/2026 (a)	25,000	25,900
M/I Homes, Inc.:
4.95%, 2/1/2028	129,000	134,802
5.63%, 8/1/2025	68,000	70,081

See accompanying notes to financial statements.
256

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	$ 191,000	$ 195,471
5.25%, 12/15/2027 (a)	33,000	34,603
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	121,000	125,213
5.13%, 6/6/2027	39,000	43,713
6.00%, 6/1/2025	51,000	58,156
New Home Co., Inc. 7.25%, 10/15/2025 (a)	204,000	215,977
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	154,000	163,046
Shea Homes L.P./Shea Homes Funding Corp.:
4.75%, 2/15/2028 (a)	28,000	28,760
4.75%, 4/1/2029 (a)	121,000	124,157
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	63,000	68,267
5.75%, 1/15/2028 (a)	149,000	168,172
5.88%, 6/15/2027 (a)	143,000	162,086
6.63%, 7/15/2027 (a)	55,000	58,902
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	118,000	128,351
5.88%, 4/15/2023 (a)	105,000	112,128
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	100,000	107,243
4.35%, 2/15/2028	72,000	79,322
4.38%, 4/15/2023	25,000	26,156
4.88%, 11/15/2025	30,000	33,638
4.88%, 3/15/2027 (b)	45,000	51,121
TRI Pointe Group, Inc.:
5.25%, 6/1/2027	127,000	137,923
5.70%, 6/15/2028	100,000	110,185
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	93,000	103,440
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a) (b)	102,000	105,324
Winnebago Industries,Inc. 6.25%, 7/15/2028 (a)	94,000	101,595
		4,389,677
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	169,000	171,865
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	211,000	220,343
		392,208
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	229,000	226,772
Security Description	Principal Amount	Value
Central Garden & Pet Co.:
4.13%, 10/15/2030	$ 55,000	$ 56,191
4.13%, 4/30/2031 (a)	196,000	198,260
5.13%, 2/1/2028	144,000	152,486
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	109,000	111,159
7.00%, 12/31/2027 (a) (b)	105,000	105,347
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	33,000	34,888
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	96,000	94,307
5.50%, 7/15/2030 (a)	135,000	145,584
5.75%, 7/15/2025	25,000	25,640
		1,150,634
HOUSEWARES — 0.5%
American Greetings Corp. 8.75%, 4/15/2025 (a)	68,000	70,720
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	164,000	175,708
Newell Brands, Inc.:
4.35%, 4/1/2023	199,000	209,105
4.70%, 4/1/2026	495,000	551,885
4.88%, 6/1/2025	139,000	154,011
5.88%, 4/1/2036	186,000	229,883
6.00%, 4/1/2046	194,000	246,696
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031 (a)	89,000	88,849
4.50%, 10/15/2029	155,000	161,250
		1,888,107
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	179,000	176,691
7.00%, 11/15/2025 (a)	229,000	234,164
10.13%, 8/1/2026 (a)	85,000	96,106
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	134,000	135,978
6.75%, 10/15/2027 (a)	276,000	290,195
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	171,000	181,440
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (b) (c)	105,000	121,616
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	134,000	134,273
7.00%, 8/15/2025 (a)	114,000	116,388
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	50,000	50,983

See accompanying notes to financial statements.
257

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Enstar Finance LLC 5 Year USD ICE Swap + 5.47%, 5.75%, 9/1/2040 (c)	$ 15,000	$ 15,922
Genworth Holdings, Inc.:
6.50%, 6/15/2034 (b)	46,000	47,087
Series ., 4.80%, 2/15/2024	194,000	193,965
Series ., 4.90%, 8/15/2023	86,000	86,253
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	104,000	111,140
HUB International, Ltd. 7.00%, 5/1/2026 (a)	307,000	318,316
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	96,000	87,678
7.80%, 3/7/2087 (a) (b)	201,000	263,226
MGIC Investment Corp. 5.25%, 8/15/2028	116,000	122,989
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	92,000	105,373
Radian Group, Inc.:
4.50%, 10/1/2024	79,580	85,237
4.88%, 3/15/2027	169,000	183,901
6.63%, 3/15/2025	114,000	128,811
USI, Inc. 6.88%, 5/1/2025 (a)	141,000	143,597
		3,431,329
INTERNET — 1.6%
Acuris Finance Us, Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	211,000	210,527
ANGI Group LLC 3.88%, 8/15/2028 (a)	107,000	106,568
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	164,000	163,052
6.13%, 12/1/2028 (a)	74,000	76,491
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	50,000	49,643
5.63%, 9/15/2028 (a)	127,000	129,540
Cars.com, Inc. 6.38%, 11/1/2028 (a)	129,000	137,461
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	40,000	40,941
Endure Digital, Inc. 6.00%, 2/15/2029 (a)	144,000	142,577
Getty Images, Inc. 9.75%, 3/1/2027 (a)	52,000	55,845
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	182,000	181,101
5.25%, 12/1/2027 (a)	147,000	154,563
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	143,000	150,741
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a)	144,000	146,441
4.63%, 6/1/2028 (a)	204,000	211,917
5.00%, 12/15/2027 (a) (b)	109,000	114,561
Security Description	Principal Amount	Value
Netflix, Inc.:
3.63%, 6/15/2025 (a)	$ 79,000	$ 85,063
4.38%, 11/15/2026 (b)	238,000	270,518
4.88%, 4/15/2028	483,000	561,376
4.88%, 6/15/2030 (a)	209,000	248,486
5.38%, 11/15/2029 (a)	218,000	264,833
5.88%, 2/15/2025	114,000	131,677
5.88%, 11/15/2028	356,000	437,332
6.38%, 5/15/2029	169,000	215,484
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6.00%, 2/15/2028 (a) (b)	48,000	48,011
10.75%, 6/1/2028 (a)	96,000	108,114
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	310,000	313,937
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	268,000	294,047
Rakuten Group, Inc.:
5 year CMT + 4.56%, 5.13%, 4/22/2026 (a)	307,000	318,727
5 year CMT + 4.97%, 6.25%, 4/22/2031 (a)	222,000	240,018
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	105,000	113,141
Twitter, Inc. 3.88%, 12/15/2027 (a) (b)	177,000	188,025
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a) (b)	104,000	112,017
7.50%, 5/15/2025 (a)	283,000	305,366
7.50%, 9/15/2027 (a)	280,000	307,656
		6,635,797
INVESTMENT COMPANY SECURITY — 0.4%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	139,000	144,699
Hightower Holding LLC 6.75%, 4/15/2029 (a)	50,000	50,998
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029 (a)	228,000	227,480
4.75%, 9/15/2024	345,000	360,915
5.25%, 5/15/2027	253,000	261,885
6.25%, 5/15/2026	338,000	358,571
6.38%, 12/15/2025	269,000	277,958
		1,682,506
IRON/STEEL — 0.9%
AK Steel Corp. 7.00%, 3/15/2027	240	251
Allegheny Technologies, Inc.:
5.88%, 12/1/2027 (b)	95,000	99,781
7.88%, 8/15/2023	94,000	103,472
ArcelorMittal SA:
3.60%, 7/16/2024 (b)	109,000	116,894
4.25%, 7/16/2029 (b)	73,000	80,677

See accompanying notes to financial statements.
258

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
7.00%, 3/1/2041	$ 109,000	$ 151,478
7.25%, 10/15/2039	161,000	228,029
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	288,000	305,297
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	197,000	217,549
Carpenter Technology Corp. 6.38%, 7/15/2028	174,000	190,873
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	104,000	109,386
4.88%, 3/1/2031 (a) (b)	129,000	135,534
5.88%, 6/1/2027 (b)	134,000	140,968
6.25%, 10/1/2040	90,000	95,001
6.75%, 3/15/2026 (a)	139,000	149,802
9.88%, 10/17/2025 (a)	209,000	244,469
Commercial Metals Co.:
3.88%, 2/15/2031	68,000	68,536
4.88%, 5/15/2023 (b)	36,000	38,051
5.38%, 7/15/2027	80,000	84,804
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a) (b)	196,000	206,151
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	167,000	184,084
Tacora Resources, Inc. 8.25%, 5/15/2026 (a)	96,000	100,780
TMS International Corp. 6.25%, 4/15/2029 (a)	35,000	36,755
United States Steel Corp.:
6.25%, 3/15/2026 (b)	151,000	155,512
6.65%, 6/1/2037 (b)	90,000	96,809
6.88%, 8/15/2025 (b)	203,000	207,637
6.88%, 3/1/2029	234,000	250,626
		3,799,206
IT SERVICES — 0.0% (e)
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	129,000	133,933
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 6/1/2025 (a)	20,000	21,059
		154,992
LEISURE TIME — 1.9%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (f)	50,000	280
Carnival Corp.:
5.75%, 3/1/2027 (a)	837,000	880,457
7.63%, 3/1/2026 (a)	396,000	431,486
9.88%, 8/1/2027 (a) (b)	255,000	297,715
10.50%, 2/1/2026 (a)	223,000	260,125
11.50%, 4/1/2023 (a)	1,001,000	1,130,279
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	114,000	112,575
Security Description	Principal Amount	Value
Life Time, Inc.:
5.75%, 1/15/2026 (a)	$ 325,000	$ 336,758
8.00%, 4/15/2026 (a) (b)	53,000	56,692
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	146,000	145,635
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	114,000	110,031
5.88%, 3/15/2026 (a)	233,000	244,072
10.25%, 2/1/2026 (a)	228,000	266,801
12.25%, 5/15/2024 (a)	323,000	389,961
NCL Finance, Ltd. 6.13%, 3/15/2028 (a)	96,000	100,620
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	105,000	100,572
4.25%, 7/1/2026 (a)	111,000	110,861
5.25%, 11/15/2022	186,000	191,844
5.50%, 4/1/2028 (a)	340,000	356,701
7.50%, 10/15/2027	110,000	127,376
9.13%, 6/15/2023 (a)	253,000	277,723
10.88%, 6/1/2023 (a)	258,000	294,159
11.50%, 6/1/2025 (a)	571,000	658,763
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	144,000	142,260
6.25%, 5/15/2025 (a)	10,000	9,991
7.00%, 2/15/2029 (a)	50,000	52,185
13.00%, 5/15/2025 (a)	167,000	196,399
Viking Ocean Cruises Ship VII, Ltd. 5.63%, 2/15/2029 (a)	167,000	169,958
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	169,000	171,944
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	192,000	194,504
		7,818,727
LODGING — 1.7%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	128,000	129,482
Boyd Gaming Corp.:
4.75%, 12/1/2027	192,000	198,699
4.75%, 6/15/2031 (a)	55,000	57,180
8.63%, 6/1/2025 (a)	86,000	94,717
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a)	70,000	72,066
10.75%, 9/1/2024 (a)	94,000	97,816
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	60,000	65,396
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	184,000	181,750
3.75%, 5/1/2029 (a)	159,000	160,579
4.00%, 5/1/2031 (a)	273,000	275,695
4.88%, 1/15/2030 (b)	226,000	241,802
5.38%, 5/1/2025 (a)	169,000	177,998
5.75%, 5/1/2028 (a)	73,000	78,979

See accompanying notes to financial statements.
259

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	$ 190,000	$ 189,658
5.00%, 6/1/2029 (a)	106,000	108,225
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	209,000	218,744
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	170,000	177,371
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	81,000	82,123
4.75%, 1/15/2028	15,000	15,355
6.13%, 9/15/2025 (a)	104,000	110,565
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	236,000	245,553
MGM Resorts International:
4.63%, 9/1/2026	62,000	65,490
4.75%, 10/15/2028	124,000	131,823
5.50%, 4/15/2027	220,000	241,542
5.75%, 6/15/2025	246,000	271,274
6.00%, 3/15/2023	319,000	341,123
6.75%, 5/1/2025	177,000	189,516
Station Casinos LLC:
4.50%, 2/15/2028 (a)	123,000	124,808
5.00%, 10/1/2025 (a)	43,000	43,645
Studio City Finance, Ltd. 5.00%, 1/15/2029 (a)	342,000	344,719
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	210,000	207,375
Travel + Leisure Co.:
3.90%, 3/1/2023	50,000	51,623
4.63%, 3/1/2030 (a)	198,000	204,388
5.65%, 4/1/2024	112,000	122,081
6.00%, 4/1/2027	184,000	203,118
6.60%, 10/1/2025	30,000	33,890
6.63%, 7/31/2026 (a)	166,000	188,015
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	134,000	141,056
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	87,000	90,463
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	295,000	304,080
5.50%, 3/1/2025 (a)	454,000	488,622
REGS, 5.25%, 5/15/2027 (a)	169,000	181,484
		6,949,888
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	$ 96,000	$ 97,836
4.13%, 4/15/2029 (a)	119,000	121,054
5.38%, 7/15/2026 (a)	45,000	46,210
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a)	318,000	345,065
Terex Corp. 5.00%, 5/15/2029 (a)	110,000	114,545
		724,710
MACHINERY-DIVERSIFIED — 0.5%
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028 (a)	86,000	88,061
Clark Equipment Co. 5.88%, 6/1/2025 (a)	144,000	152,329
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	217,000	214,804
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	109,000	112,100
Granite US Holdings Corp. 11.00%, 10/1/2027 (a)	65,000	72,401
Husky III Holding, Ltd. PIK 13.00%, 2/15/2025 (a)	139,000	150,777
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	126,000	130,191
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	35,000	35,980
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	112,000	114,584
SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	103,000	106,425
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	96,000	102,968
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	119,000	123,378
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	368,000	387,655
Vertical Holdco GMBH Co. 7.63%, 7/15/2028 (a) (b)	170,000	184,310
Welbilt, Inc. 9.50%, 2/15/2024	94,000	98,372
		2,074,335
MEDIA — 7.3%
Altice Financing SA:
5.00%, 1/15/2028 (a)	430,000	423,159
7.50%, 5/15/2026 (a)	524,000	544,960
AMC Networks, Inc.:
4.25%, 2/15/2029	199,000	201,058
4.75%, 8/1/2025	238,000	244,295
5.00%, 4/1/2024	114,000	115,761
Audacy Capital Corp. 6.75%, 3/31/2029 (a) (b)	164,000	170,457

See accompanying notes to financial statements.
260

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	$ 44,000	$ 44,491
Block Communications, Inc. 4.88%, 3/1/2028 (a)	86,000	87,583
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	144,000	144,621
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	107,000	108,011
4.25%, 2/1/2031 (a)	702,000	715,471
4.50%, 8/15/2030 (a)	701,000	731,220
4.50%, 5/1/2032	683,000	707,069
4.50%, 6/1/2033 (a)	368,000	375,923
4.75%, 3/1/2030 (a)	727,000	768,206
5.00%, 2/1/2028 (a)	672,000	705,103
5.13%, 5/1/2027 (a)	853,000	894,575
5.38%, 6/1/2029 (a)	382,000	417,431
5.50%, 5/1/2026 (a)	258,000	266,689
5.75%, 2/15/2026 (a)	186,000	192,251
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	142,000	145,446
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	273,000	279,271
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	158,000	149,256
4.50%, 11/15/2031 (a)	428,000	430,850
4.63%, 12/1/2030 (a)	437,000	428,631
5.00%, 11/15/2031 (a)	96,000	96,513
5.25%, 6/1/2024	25,000	27,099
5.38%, 2/1/2028 (a)	514,000	543,267
5.50%, 4/15/2027 (a)	405,000	425,039
5.75%, 1/15/2030 (a)	382,000	397,398
6.50%, 2/1/2029 (a)	478,000	529,332
7.50%, 4/1/2028 (a)	504,000	551,981
4.13%, 12/1/2030 (a)	260,000	259,124
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	213,000	222,853
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	718,000	465,221
6.63%, 8/15/2027 (a) (b)	380,000	186,379
DISH DBS Corp.:
5.00%, 3/15/2023	384,000	402,451
5.13%, 6/1/2029 (a)	321,000	317,260
5.88%, 7/15/2022	357,000	372,305
5.88%, 11/15/2024	478,000	513,329
7.38%, 7/1/2028 (b)	401,000	431,616
7.75%, 7/1/2026 (b)	508,000	575,046
Entercom Media Corp. 6.50%, 5/1/2027 (a) (b)	89,000	92,533
GCI LLC 4.75%, 10/15/2028 (a)	205,000	210,076
Security Description	Principal Amount	Value
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	$ 157,000	$ 156,334
5.88%, 7/15/2026 (a)	184,000	190,004
7.00%, 5/15/2027 (a)	209,000	226,901
Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 2/15/2025 (a)	147,000	156,917
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	147,000	151,516
5.25%, 8/15/2027 (a)	192,000	200,970
6.38%, 5/1/2026	293,000	311,723
8.38%, 5/1/2027	376,000	403,384
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	207,000	213,874
6.75%, 10/15/2027 (a)	436,000	469,794
Liberty Interactive LLC:
8.25%, 2/1/2030	125,000	142,959
8.50%, 7/15/2029	223,000	255,467
McGraw Hill LLC/McGraw-Hill Global Education Finance, Inc. 8.00%, 11/30/2024 (a)	154,000	157,627
Meredith Corp.:
6.50%, 7/1/2025 (a)	94,000	101,563
6.88%, 2/1/2026 (b)	158,000	164,682
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	6,000	6,299
News Corp. 3.88%, 5/15/2029 (a)	55,000	55,546
Nexstar Broadcasting, Inc.:
4.75%, 11/1/2028 (a)	228,000	234,375
5.63%, 7/15/2027 (a)	365,000	388,137
Quebecor Media, Inc. 5.75%, 1/15/2023	68,000	72,725
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	203,000	210,070
6.50%, 9/15/2028 (a)	235,000	246,835
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	168,000	166,673
5.38%, 1/15/2031 (a)	48,000	47,871
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	134,000	138,748
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	209,000	205,549
5.13%, 2/15/2027 (a)	102,000	102,767
5.50%, 3/1/2030 (a) (b)	197,000	200,708
5.88%, 3/15/2026 (a) (b)	86,000	88,606
Sirius XM Radio, Inc.:
4.00%, 7/15/2028 (a)	415,000	428,176
4.13%, 7/1/2030 (a)	313,000	316,650
4.63%, 7/15/2024 (a)	291,000	298,793
5.00%, 8/1/2027 (a)	537,000	563,914

See accompanying notes to financial statements.
261

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.38%, 7/15/2026 (a)	$ 297,000	$ 306,519
5.50%, 7/1/2029 (a)	295,000	321,400
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	121,000	122,333
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a) (d)	200,000	203,346
TEGNA, Inc.:
4.63%, 3/15/2028 (b)	293,000	303,964
4.75%, 3/15/2026 (a)	74,000	78,842
5.00%, 9/15/2029	373,000	390,464
Telenet Finance Luxembourg Notes S.a.r.l. 5.50%, 3/1/2028 (a)	200,000	210,400
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	207,000	221,409
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	198,000	199,489
5.13%, 2/15/2025 (a)	215,000	219,343
6.63%, 6/1/2027 (a)	328,000	355,398
9.50%, 5/1/2025 (a)	271,000	298,880
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	292,000	293,145
UPC Holding B.V. 5.50%, 1/15/2028 (a)	202,000	211,785
Urban One, Inc. 7.38%, 2/1/2028 (a)	312,000	337,004
ViacomCBS, Inc. 3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	154,000	176,150
Videotron, Ltd.:
3.63%, 6/15/2029 (a)	50,000	50,731
5.00%, 7/15/2022	139,000	144,578
5.13%, 4/15/2027 (a)	104,000	108,744
5.38%, 6/15/2024 (a)	237,000	260,103
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	217,000	218,769
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	50,000	50,391
5.50%, 8/15/2026 (a)	154,000	159,030
5.50%, 5/15/2029 (a)	558,000	599,677
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	144,000	146,935
Ziggo B.V.:
4.88%, 1/15/2030 (a)	270,000	276,993
5.50%, 1/15/2027 (a)	425,000	441,656
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a)	138,000	141,157
6.00%, 1/15/2027 (a)	68,000	71,011
		29,906,413
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	314,000	321,071
Security Description	Principal Amount	Value
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	$ 69,000	$ 69,067
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	122,000	124,143
		514,281
MINING — 1.6%
Alcoa Nederland Holding B.V.:
4.13%, 3/31/2029 (a) (b)	117,000	121,888
5.50%, 12/15/2027 (a)	184,000	199,329
6.13%, 5/15/2028 (a)	312,000	341,250
7.00%, 9/30/2026 (a)	310,000	324,533
Arconic Corp.:
6.00%, 5/15/2025 (a)	99,000	105,453
6.13%, 2/15/2028 (a)	253,000	271,305
Century Aluminum Co. 7.50%, 4/1/2028 (a)	96,000	101,710
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	119,000	117,336
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	89,000	95,644
Constellium SE:
3.75%, 4/15/2029 (a) (b)	151,000	149,578
5.63%, 6/15/2028 (a)	40,000	42,973
5.88%, 2/15/2026 (a)	116,000	119,428
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	270,000	288,317
4.50%, 9/15/2027 (a)	119,000	129,347
5.13%, 5/15/2024 (a)	94,000	102,230
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	81,000	84,423
4.13%, 3/1/2028	169,000	176,252
4.25%, 3/1/2030	194,000	207,939
4.38%, 8/1/2028	198,000	208,955
4.55%, 11/14/2024	99,000	108,050
4.63%, 8/1/2030	137,000	149,929
5.00%, 9/1/2027	189,000	199,452
5.25%, 9/1/2029	134,000	147,799
5.40%, 11/14/2034	104,000	126,155
5.45%, 3/15/2043	343,000	419,338
Hecla Mining Co. 7.25%, 2/15/2028	124,000	135,682
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	84,000	84,399
6.13%, 4/1/2029 (a) (b)	45,000	47,941
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	83,000	86,362
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028 (a)	181,000	200,421
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	77,000	81,049
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	30,000	30,884

See accompanying notes to financial statements.
262

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.63%, 3/1/2028 (a)	$ 129,000	$ 133,316
Mountain Province Diamonds, Inc. 8.00%, 12/15/2022 (a) (b)	96,000	85,906
New Gold, Inc. 7.50%, 7/15/2027 (a)	79,000	85,728
Novelis Corp.:
4.75%, 1/30/2030 (a)	409,000	429,327
5.88%, 9/30/2026 (a)	278,000	289,437
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (b)	323,000	340,029
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	119,000	124,335
		6,493,429
MISCELLANEOUS MANUFACTURER — 0.8%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	124,000	127,148
5.63%, 7/1/2027 (a)	74,000	78,013
Bombardier, Inc.:
7.13%, 6/15/2026 (a)	362,000	379,003
7.45%, 5/1/2034 (a) (b)	68,000	73,373
7.50%, 12/1/2024 (a)	233,000	243,832
7.50%, 3/15/2025 (a) (b)	417,000	429,410
7.88%, 4/15/2027 (a) (b)	407,000	421,912
EnPro Industries, Inc. 5.75%, 10/15/2026	120,000	126,491
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	129,000	133,101
12.25%, 11/15/2026 (a)	357,000	411,550
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	136,000	142,616
Hillenbrand, Inc.:
3.75%, 3/1/2031	145,000	143,913
5.75%, 6/15/2025	155,000	166,284
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	254,000	261,224
Trinity Industries, Inc. 4.55%, 10/1/2024	89,000	94,738
		3,232,608
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	134,000	135,553
4.13%, 5/1/2025	38,000	39,696
4.25%, 4/1/2028	127,000	133,288
5.50%, 12/1/2024	104,000	115,981
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	235,000	248,111
7.25%, 3/15/2029 (a)	46,000	48,885
Xerox Corp.:
3.80%, 5/15/2024 (b)	59,000	61,475
4.38%, 3/15/2023	237,000	247,340
4.80%, 3/1/2035	80,000	80,399
6.75%, 12/15/2039	76,000	83,503
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	214,000	226,095
Security Description	Principal Amount	Value
5.50%, 8/15/2028 (a)	$ 363,000	$ 375,189
		1,795,515
OFFICE FURNISHINGS — 0.0% (e)
Interface, Inc. 5.50%, 12/1/2028 (a)	74,000	77,497
OIL & GAS — 7.6%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	309,000	334,681
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	99,000	101,426
5.38%, 3/1/2030 (a)	65,000	66,333
7.63%, 2/1/2029 (a)	129,000	143,438
8.38%, 7/15/2026 (a)	124,000	141,012
Apache Corp.:
4.25%, 1/15/2030	96,000	101,474
4.25%, 1/15/2044	114,000	111,966
4.38%, 10/15/2028	164,000	174,662
4.63%, 11/15/2025	83,000	89,438
4.75%, 4/15/2043	219,000	227,664
4.88%, 11/15/2027	169,000	183,226
5.10%, 9/1/2040	278,000	291,922
5.25%, 2/1/2042	100,000	105,835
5.35%, 7/1/2049	114,000	120,207
6.00%, 1/15/2037	58,000	66,489
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	111,000	111,038
7.00%, 11/1/2026 (a)	216,000	225,353
8.25%, 12/31/2028 (a)	63,000	69,303
9.00%, 11/1/2027 (a)	26,000	35,915
Baytex Energy Corp.:
5.63%, 6/1/2024 (a)	125,000	125,279
8.75%, 4/1/2027 (a)	73,000	73,734
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	70,000	71,174
California Resources Corp. 7.13%, 2/1/2026 (a)	137,000	144,369
Callon Petroleum Co.:
6.13%, 10/1/2024	114,000	112,349
6.25%, 4/15/2023	94,000	94,135
6.38%, 7/1/2026	71,000	68,524
8.00%, 8/1/2028 (a) (d)	136,000	137,481
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
7.75%, 4/15/2023	89,000	88,544
11.00%, 4/15/2025 (a)	222,000	242,016
Centennial Resource Production LLC:
5.38%, 1/15/2026 (a)	50,000	49,015
6.88%, 4/1/2027 (a) (b)	65,000	66,396
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	91,000	96,024

See accompanying notes to financial statements.
263

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.88%, 2/1/2029 (a)	$ 124,000	$ 134,097
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	154,000	166,486
7.25%, 3/14/2027 (a)	186,000	199,433
Colgate Energy Partners III LLC:
5.88%, 7/1/2029 (a)	191,000	197,979
7.75%, 2/15/2026 (a)	144,000	157,833
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	255,000	260,373
6.75%, 3/1/2029 (a)	335,000	356,822
7.50%, 5/15/2025 (a) (b)	38,000	39,442
Continental Resources, Inc.:
3.80%, 6/1/2024	230,000	243,227
4.38%, 1/15/2028 (b)	50,000	55,280
4.50%, 4/15/2023	134,000	139,754
4.90%, 6/1/2044	139,000	156,767
5.75%, 1/15/2031 (a) (b)	361,000	432,464
CrownRock L.P./CrownRock Finance, Inc.:
5.00%, 5/1/2029 (a)	109,000	114,322
5.63%, 10/15/2025 (a)	353,000	365,253
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	139,000	139,033
5.75%, 2/15/2028 (a) (b)	121,000	121,912
Devon Energy Corp.:
4.50%, 1/15/2030 (a)	76,000	83,623
5.25%, 9/15/2024 (a)	29,000	32,319
5.25%, 10/15/2027 (a)	32,000	34,400
5.88%, 6/15/2028 (a)	13,000	14,448
Encana Corp. 7.20%, 11/1/2031	20,000	26,368
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	242,000	246,980
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	109,000	113,176
5.75%, 1/30/2028 (a)	256,000	272,955
6.63%, 7/15/2025 (a)	169,000	181,100
Energy Ventures Gom LLC/EnVen Finance Corp. 11.75%, 4/15/2026 (a)	146,000	152,979
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	250,000	236,643
EQT Corp.:
3.00%, 10/1/2022	8,000	8,165
3.13%, 5/15/2026 (a)	48,000	49,176
3.63%, 5/15/2031 (a)	50,000	52,303
3.90%, 10/1/2027	277,000	296,797
5.00%, 1/15/2029	108,000	120,476
7.63%, 2/1/2025	228,000	265,727
8.50%, 2/1/2030	164,000	213,389
Global Marine, Inc. 7.00%, 6/1/2028	33,000	23,851
Security Description	Principal Amount	Value
Gulfport Energy Operating Corp. 8.00%, 5/17/2026 (a)	$ 196,000	$ 210,718
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	166,000	173,053
6.00%, 2/1/2031 (a)	162,000	171,655
6.25%, 11/1/2028 (a)	154,000	163,642
Independence Energy Finance LLC 7.25%, 5/1/2026 (a)	121,000	127,563
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	207,000	217,064
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a)	169,000	174,920
Laredo Petroleum, Inc.:
9.50%, 1/15/2025	223,000	235,069
10.13%, 1/15/2028 (b)	130,000	143,294
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	227,000	233,912
Matador Resources Co. 5.88%, 9/15/2026 (b)	268,000	276,048
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	184,000	193,318
6.50%, 1/15/2025 (a)	75,000	77,570
7.13%, 2/1/2027 (a)	300,000	320,145
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	363,000	338,665
10.50%, 5/15/2027 (a)	146,000	144,708
Murphy Oil Corp.:
5.75%, 8/15/2025	144,000	148,114
5.88%, 12/1/2027 (b)	156,000	162,728
6.38%, 7/15/2028	159,000	167,750
6.38%, 12/1/2042	124,000	122,895
6.88%, 8/15/2024 (b)	140,000	143,203
Nabors Industries, Inc. 5.75%, 2/1/2025	154,000	141,669
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (a)	175,000	171,539
7.50%, 1/15/2028 (a)	104,000	100,377
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	470,000	481,971
Newfield Exploration Co. 5.38%, 1/1/2026	181,000	204,088
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	285,000	307,831
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	96,000	100,015
Occidental Petroleum Corp.:
Zero Coupon, 10/10/2036	386,000	200,720
2.70%, 8/15/2022	151,000	153,988
2.70%, 2/15/2023	265,000	270,910
2.90%, 8/15/2024	763,000	780,190
3.00%, 2/15/2027	127,000	126,050

See accompanying notes to financial statements.
264

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.20%, 8/15/2026	$ 264,000	$ 266,062
3.40%, 4/15/2026	179,000	183,087
3.50%, 6/15/2025 (b)	179,000	183,097
3.50%, 8/15/2029	238,000	238,866
4.10%, 2/15/2047	161,000	149,799
4.20%, 3/15/2048	144,000	135,312
4.30%, 8/15/2039	189,000	180,213
4.40%, 4/15/2046	272,000	262,597
4.40%, 8/15/2049	101,000	97,073
4.50%, 7/15/2044	89,000	86,095
4.63%, 6/15/2045	260,000	255,289
5.50%, 12/1/2025	174,000	192,260
5.55%, 3/15/2026	194,000	214,613
5.88%, 9/1/2025	222,000	247,195
6.13%, 1/1/2031 (b)	465,000	546,770
6.20%, 3/15/2040	228,000	259,115
6.38%, 9/1/2028	184,000	214,174
6.45%, 9/15/2036	360,000	430,193
6.60%, 3/15/2046	219,000	260,078
6.63%, 9/1/2030	347,000	417,392
6.95%, 7/1/2024	221,000	248,890
7.50%, 5/1/2031	194,000	244,593
7.88%, 9/15/2031	126,000	162,297
7.95%, 6/15/2039	169,000	217,337
8.00%, 7/15/2025	89,000	106,741
8.50%, 7/15/2027	192,000	241,569
8.88%, 7/15/2030	261,000	349,369
Ovintiv Exploration, Inc. 5.63%, 7/1/2024	142,000	158,035
Ovintiv, Inc.:
6.50%, 8/15/2034	186,000	244,888
6.50%, 2/1/2038	74,000	98,736
6.63%, 8/15/2037	119,000	158,942
7.38%, 11/1/2031	94,000	125,108
8.13%, 9/15/2030	16,000	21,798
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	148,000	149,459
Parkland Corp.:
4.50%, 10/1/2029 (a)	160,000	162,483
5.88%, 7/15/2027 (a)	107,000	114,494
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	55,000	55,643
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025 (b)	172,000	130,558
9.25%, 5/15/2025 (a) (b)	402,000	405,019
Series WI, 6.00%, 2/15/2028	244,000	161,972
PDC Energy, Inc.:
5.75%, 5/15/2026	199,000	207,933
6.13%, 9/15/2024	149,000	152,347
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	96,000	99,210
7.13%, 1/15/2026 (a) (b)	228,000	235,077
Range Resources Corp.:
4.88%, 5/15/2025	247,000	256,458
Security Description	Principal Amount	Value
5.00%, 3/15/2023	$ 122,000	$ 126,937
8.25%, 1/15/2029 (a)	193,000	217,611
9.25%, 2/1/2026	230,000	253,656
SM Energy Co.:
5.63%, 6/1/2025	64,000	63,371
6.50%, 7/15/2028	116,000	119,204
6.63%, 1/15/2027 (b)	128,000	131,444
6.75%, 9/15/2026 (b)	103,000	104,757
10.00%, 1/15/2025 (a) (b)	109,000	123,443
Southwestern Energy Co.:
6.45%, 1/23/2025	167,000	184,174
7.50%, 4/1/2026	262,000	277,269
7.75%, 10/1/2027 (b)	168,000	182,320
8.38%, 9/15/2028 (b)	124,000	140,127
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029 (a)	308,000	314,333
5.88%, 3/15/2028	68,000	72,262
6.00%, 4/15/2027	56,000	58,747
5.50%, 2/15/2026	122,000	125,710
Talos Production, Inc.:
12.00%, 1/15/2026 (a)	200,000	212,222
12.00%, 1/15/2026	188,000	199,489
Teine Energy, Ltd. 6.88%, 4/15/2029 (a)	144,000	147,777
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	303,050	295,095
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	100,775	101,737
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	197,000	197,981
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	184,713	180,236
Transocean, Inc.:
6.80%, 3/15/2038	6,000	3,885
7.50%, 1/15/2026 (a)	168,000	144,426
7.50%, 4/15/2031	191,000	140,905
8.00%, 2/1/2027 (a)	96,000	80,599
11.50%, 1/30/2027 (a) (b)	103,000	110,086
Ultra Resources, In. PIK 11.00%, 7/12/2024 (f) (g)	16,577	850
Vantage Drilling International 9.25%, 11/15/2023 (a)	147,000	126,530
Vermilion Energy, Inc. 5.63%, 3/15/2025 (a) (b)	25,000	25,168
Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	196,000	206,306
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	74,000	77,454
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	375,000	363,675
		31,199,178
OIL & GAS SERVICES — 0.8%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	162,000	168,989

See accompanying notes to financial statements.
265

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
6.88%, 4/1/2027 (a)	$ 124,000	$ 131,621
Basic Energy Services, Inc. 10.75%, 10/15/2023 (a)	65,000	12,659
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	196,000	199,683
CGG SA 8.75%, 4/1/2027 (a)	192,000	198,812
ChampionX Corp. 6.38%, 5/1/2026	14,000	14,682
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	109,000	110,490
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	112,000	99,664
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	20,000	13,513
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	43,000	21,964
Oceaneering International, Inc.:
4.65%, 11/15/2024	79,000	79,555
6.00%, 2/1/2028	94,000	94,651
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	100,000	99,604
TechnipFMC PLC 6.50%, 2/1/2026 (a)	402,000	433,686
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	97,900	101,435
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	92,400	93,286
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	261,000	273,724
6.88%, 9/1/2027	212,000	226,509
Weatherford International, Ltd.:
8.75%, 9/1/2024 (a)	154,000	161,046
11.00%, 12/1/2024 (a)	510,000	529,905
Welltec A/S 9.50%, 12/1/2022 (a)	99,000	100,997
		3,166,475
PACKAGING & CONTAINERS — 2.2%
ARD Finance SA 6.50%, 6/30/2027 (a)	202,000	211,955
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	204,000	204,020
4.00%, 9/1/2029 (a)	96,000	95,276
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	363,000	374,739
5.25%, 4/30/2025 (a)	152,000	159,383
Security Description	Principal Amount	Value
5.25%, 8/15/2027 (a)	$ 182,000	$ 185,766
5.25%, 8/15/2027 (a)	323,000	329,812
6.00%, 2/15/2025 (a)	60,000	61,910
Ball Corp.:
2.88%, 8/15/2030	185,000	181,435
4.00%, 11/15/2023	174,000	184,431
4.88%, 3/15/2026	266,000	296,404
5.25%, 7/1/2025	220,000	248,970
Berry Global, Inc.:
0.95%, 2/15/2024 (a)	4,000	4,008
4.50%, 2/15/2026 (a) (b)	339,000	346,672
4.88%, 7/15/2026 (a)	355,000	375,555
5.63%, 7/15/2027 (a)	147,000	155,411
Cascades, Inc./Cascades USA, Inc.:
5.13%, 1/15/2026 (a)	84,000	89,311
5.38%, 1/15/2028 (a)	182,000	191,331
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	54,000	57,974
4.50%, 1/15/2023	240,000	251,592
4.75%, 2/1/2026	259,000	268,746
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	57,000	69,999
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	144,000	146,703
7.88%, 7/15/2026 (a)	73,000	76,043
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	144,000	155,192
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	101,000	101,723
3.50%, 3/1/2029 (a)	31,000	30,722
4.75%, 7/15/2027 (a)	108,000	117,210
4.88%, 11/15/2022 (b)	92,000	96,105
Greif, Inc. 6.50%, 3/1/2027 (a)	185,000	194,874
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	222,000	231,610
Intertape Polymer Group, Inc. 4.38%, 6/15/2029 (a)	40,000	40,513
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	308,000	328,876
10.50%, 7/15/2027 (a)	169,000	186,167
Matthews International Corp. 5.25%, 12/1/2025 (a)	45,000	46,439
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	597,000	601,836
7.25%, 4/15/2025 (a)	273,000	268,239
Owens-Brockway Glass Container, Inc.:
5.88%, 8/15/2023 (a) (b)	219,000	235,975

See accompanying notes to financial statements.
266

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
6.38%, 8/15/2025 (a) (b)	$ 76,000	$ 84,858
6.63%, 5/13/2027 (a)	170,000	185,030
Pactiv LLC 7.95%, 12/15/2025	50,000	56,235
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	119,000	121,678
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027 (a)	245,000	243,270
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	68,000	72,318
5.13%, 12/1/2024 (a)	49,000	53,489
5.25%, 4/1/2023 (a)	20,000	21,159
5.50%, 9/15/2025 (a)	45,000	50,355
6.88%, 7/15/2033 (a)	89,000	113,795
Silgan Holdings, Inc.:
4.13%, 2/1/2028	109,000	113,107
4.75%, 3/15/2025	40,000	40,588
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a) (b)	20,000	20,555
TriMas Corp. 4.13%, 4/15/2029 (a) (b)	69,000	69,957
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	303,000	318,153
8.50%, 8/15/2027 (a)	99,000	107,501
		8,874,975
PHARMACEUTICALS — 2.6%
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	162,000	164,150
6.13%, 8/1/2028 (a)	179,000	190,579
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	453,000	492,375
9.25%, 4/1/2026 (a)	568,000	617,728
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	76,000	77,722
5.00%, 1/30/2028 (a)	388,000	368,689
5.00%, 2/15/2029 (a)	317,000	295,511
5.25%, 1/30/2030 (a) (b)	358,000	334,007
5.25%, 2/15/2031 (a)	363,000	338,777
5.50%, 11/1/2025 (a)	468,000	480,154
5.75%, 8/15/2027 (a)	74,000	77,757
6.13%, 4/15/2025 (a)	703,000	720,350
6.25%, 2/15/2029 (a)	365,000	360,952
7.00%, 1/15/2028 (a)	276,000	284,970
7.25%, 5/30/2029 (a)	286,000	293,070
9.00%, 12/15/2025 (a)	438,000	469,532
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	169,000	173,277
Elanco Animal Health, Inc.:
5.90%, 8/28/2028	185,000	216,600
5.27%, 8/28/2023	109,000	117,503
Security Description	Principal Amount	Value
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
5.88%, 10/15/2024 (a)	$ 96,000	$ 94,483
6.00%, 2/1/2025 (a)	94,000	70,916
9.50%, 7/31/2027 (a) (b)	328,000	335,521
GMTN, 6.00%, 6/30/2028 (a)	424,000	285,653
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	291,000	285,235
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	129,000	140,276
HLF Financing Sarl LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	196,000	197,484
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	164,000	174,097
Jazz Securities DAC 4.38%, 1/15/2029 (a)	388,000	402,562
Lannett Co., Inc. 7.75%, 4/15/2026 (a)	156,000	155,540
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (f)	25,000	17,490
5.75%, 8/1/2022 (a) (f)	25,000	17,454
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	488,000	497,897
5.13%, 4/30/2031 (a)	488,000	502,689
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	72,000	73,994
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	253,000	267,631
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	759,000	776,184
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	202,000	195,146
Vizient, Inc. 6.25%, 5/15/2027 (a)	75,000	79,207
		10,643,162
PIPELINES — 4.9%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	111,000	115,920
5.75%, 3/1/2027 (a)	207,000	215,305
5.75%, 1/15/2028 (a)	143,000	150,466
7.88%, 5/15/2026 (a)	134,000	149,744
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	65,000	67,944

See accompanying notes to financial statements.
267

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
7.63%, 12/15/2025 (a)	$ 165,000	$ 178,749
Buckeye Partners L.P.:
3.95%, 12/1/2026	63,000	64,265
4.13%, 3/1/2025 (a)	241,000	250,295
4.13%, 12/1/2027	74,000	75,127
4.15%, 7/1/2023	50,000	51,822
4.35%, 10/15/2024	10,000	10,495
4.50%, 3/1/2028 (a)	175,000	179,377
5.60%, 10/15/2044	138,000	134,129
5.85%, 11/15/2043	182,000	180,318
Cheniere Energy Partners L.P.:
4.00%, 3/1/2031 (a)	285,000	297,993
5.63%, 10/1/2026	287,000	297,762
4.50%, 10/1/2029	326,000	350,470
Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	484,000	510,591
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	50,000	52,278
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	350,000	347,594
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	194,000	199,603
5.75%, 4/1/2025	169,000	173,720
6.00%, 2/1/2029 (a)	152,000	159,246
DCP Midstream Operating L.P.:
3.88%, 3/15/2023	50,000	52,013
5.13%, 5/15/2029	164,000	181,330
5.38%, 7/15/2025	211,000	234,993
5.60%, 4/1/2044	32,000	35,196
5.63%, 7/15/2027	109,000	124,194
6.45%, 11/3/2036 (a)	126,000	147,843
6.75%, 9/15/2037 (a)	89,000	107,286
8.13%, 8/16/2030	125,000	166,521
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	220,000	204,081
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	262,000	265,993
4.38%, 6/15/2031 (a)	70,000	71,369
EnLink Midstream LLC:
5.38%, 6/1/2029	175,000	182,761
5.63%, 1/15/2028 (a)	207,000	219,451
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	149,000	156,043
4.40%, 4/1/2024	84,000	88,207
4.85%, 7/15/2026	144,000	149,354
5.05%, 4/1/2045	96,000	82,562
5.45%, 6/1/2047	198,000	175,749
5.60%, 4/1/2044	100,000	90,682
Security Description	Principal Amount	Value
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	$ 136,000	$ 139,412
4.13%, 12/1/2026	75,000	76,756
4.50%, 1/15/2029 (a)	217,000	220,817
4.75%, 7/15/2023	158,000	164,955
4.75%, 1/15/2031 (a)	214,000	220,514
5.50%, 7/15/2028	220,000	237,670
6.00%, 7/1/2025 (a)	204,000	221,852
6.50%, 7/1/2027 (a)	248,000	276,475
6.50%, 7/15/2048	234,000	249,795
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	236,000	236,363
6.25%, 5/15/2026	152,000	152,223
6.50%, 10/1/2025	179,000	181,085
7.75%, 2/1/2028	187,000	193,283
8.00%, 1/15/2027	192,000	201,754
Global Partners L.P./GLP Finance Corp.:
6.88%, 1/15/2029	58,000	62,206
7.00%, 8/1/2027	144,000	152,790
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	172,000	187,071
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	99,000	103,832
5.63%, 2/15/2026 (a)	308,000	321,044
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	183,000	187,639
ITT Holdings LLC 6.50%, 8/1/2029 (a) (d)	180,000	183,388
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	384,000	391,530
6.75%, 9/15/2025 (a)	306,000	313,494
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	538,000	564,959
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	215,000	194,751
7.50%, 11/1/2023 (b)	150,000	147,777
7.50%, 4/15/2026	175,000	159,677
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	119,000	123,560
NuStar Logistics L.P.:
5.63%, 4/28/2027	207,000	221,618
5.75%, 10/1/2025	141,000	153,398
6.00%, 6/1/2026	140,000	152,317
6.38%, 10/1/2030	99,000	109,362
Oasis Midstream Partners L.P./OMP Finance Corp. 8.00%, 4/1/2029 (a)	303,000	321,847

See accompanying notes to financial statements.
268

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023 (b)	$ 179,000	$ 176,673
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	104,000	109,280
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	145,000	147,230
4.80%, 5/15/2030 (a)	121,000	121,684
4.95%, 7/15/2029 (a)	242,000	249,836
6.88%, 4/15/2040 (a)	167,000	177,723
Ruby Pipeline LLC 8.00%, 4/1/2022 (a)	62,182	56,586
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	123,000	123,670
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	75,000	68,852
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/2024 (a)	219,000	222,589
5.50%, 1/15/2028 (a)	232,000	235,617
6.00%, 3/1/2027 (a)	119,000	122,570
6.00%, 12/31/2030 (a)	134,000	139,604
7.50%, 10/1/2025 (a)	269,000	293,076
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032 (a)	50,000	51,461
4.88%, 2/1/2031 (a)	126,000	136,364
5.00%, 1/15/2028	204,000	215,479
5.38%, 2/1/2027 (b)	136,000	141,645
5.50%, 3/1/2030	219,000	240,751
5.88%, 4/15/2026	339,000	355,682
6.50%, 7/15/2027	226,000	245,890
6.88%, 1/15/2029	228,000	256,655
TransMontaigne Partners L.P./TLP Finance Corp. 6.13%, 2/15/2026	155,000	158,728
Western Midstream Operating L.P.:
3.95%, 6/1/2025	214,000	222,211
4.00%, 7/1/2022	104,000	105,674
4.35%, 2/1/2025	285,000	301,122
4.50%, 3/1/2028	108,000	115,679
4.65%, 7/1/2026	75,000	80,439
4.75%, 8/15/2028	121,000	131,458
5.30%, 2/1/2030	175,000	196,527
5.30%, 3/1/2048	150,000	159,233
5.45%, 4/1/2044	348,000	374,608
5.50%, 8/15/2048	129,000	140,672
6.50%, 2/1/2050	179,000	207,599
		19,856,922
Security Description	Principal Amount	Value
REAL ESTATE — 0.6%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	$ 355,000	$ 383,851
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	203,000	214,354
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	141,000	144,935
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	170,000	169,988
4.38%, 2/1/2031 (a)	152,000	151,403
5.38%, 8/1/2028 (a)	157,000	166,596
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	201,000	195,613
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	165,000	169,975
5.00%, 3/1/2031	124,000	127,830
Newmark Group, Inc. 6.13%, 11/15/2023	101,000	111,100
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	124,000	129,038
5.75%, 1/15/2029 (a)	238,000	248,826
7.63%, 6/15/2025 (a)	114,000	123,682
9.38%, 4/1/2027 (a)	95,000	105,504
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	104,000	108,647
		2,551,342
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	111,000	109,477
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	221,000	232,211
CoreCivic, Inc. 4.75%, 10/15/2027	125,000	113,951
CTR Partnership L.P./CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	150,000	153,253
Diversified Healthcare Trust:
4.38%, 3/1/2031	159,000	152,548
4.75%, 2/15/2028	25,000	24,777
9.75%, 6/15/2025	453,000	502,699
EPR Properties:
3.75%, 8/15/2029	122,000	122,296
4.50%, 4/1/2025 (b)	76,000	81,029
4.50%, 6/1/2027	75,000	79,963
4.75%, 12/15/2026 (b)	146,000	158,417
4.95%, 4/15/2028	91,000	98,436
5.25%, 7/15/2023	109,000	115,095
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (a)	305,000	310,694

See accompanying notes to financial statements.
269

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
FelCor Lodging L.P. 6.00%, 6/1/2025	$ 127,000	$ 129,767
GEO Group Inc.:
5.13%, 4/1/2023 (b)	151,000	143,503
5.88%, 10/15/2024	89,000	80,075
6.00%, 4/15/2026 (b)	77,000	63,276
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	157,000	155,099
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	156,000	157,239
3.75%, 9/15/2030 (a)	111,000	108,993
6.00%, 4/15/2025 (a)	58,000	61,368
Hospitality Properties Trust 4.38%, 2/15/2030	151,000	144,676
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	411,000	426,112
4.88%, 9/15/2029 (a)	263,000	271,716
5.00%, 7/15/2028 (a)	179,000	185,745
5.25%, 3/15/2028 (a)	303,000	317,296
5.25%, 7/15/2030 (a)	217,000	229,792
5.63%, 7/15/2032 (a)	104,000	111,873
REIT, 4.50%, 2/15/2031 (a)	215,000	217,776
iStar, Inc.:
4.25%, 8/1/2025	163,000	167,580
4.75%, 10/1/2024	267,000	281,802
5.50%, 2/15/2026	104,000	108,913
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	194,000	194,262
4.75%, 6/15/2029 (a)	121,000	120,973
5.25%, 10/1/2025 (a)	134,000	136,424
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
3.88%, 2/15/2029 (a)	109,000	110,885
4.50%, 9/1/2026	104,000	111,071
4.50%, 1/15/2028	85,000	89,933
4.63%, 6/15/2025 (a)	227,000	242,443
5.63%, 5/1/2024	287,000	311,128
REIT, 5.75%, 2/1/2027	257,000	286,845
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	154,000	155,558
4.63%, 8/1/2029	137,000	146,893
5.00%, 10/15/2027	174,000	184,508
5.25%, 8/1/2026	119,000	122,568
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	245,000	245,164
Security Description	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	$ 70,000	$ 72,468
5.88%, 10/1/2028 (a)	270,000	287,323
7.50%, 6/1/2025 (a)	124,000	134,374
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	153,000	153,765
4.75%, 10/15/2027	189,000	194,054
RLJ Lodging Trust L.P. 3.75%, 7/1/2026 (a)	115,000	116,194
SBA Communications Corp.:
3.13%, 2/1/2029 (a)	354,000	341,861
4.88%, 9/1/2024	212,000	215,712
Series WI, 3.88%, 2/15/2027	338,000	347,785
Senior Housing Properties Trust 4.75%, 5/1/2024	73,000	74,801
Service Properties Trust:
3.95%, 1/15/2028	117,000	110,367
4.35%, 10/1/2024	170,000	171,487
4.50%, 6/15/2023	253,000	258,966
4.50%, 3/15/2025	146,000	145,270
4.65%, 3/15/2024	35,000	35,626
4.75%, 10/1/2026	114,000	112,492
4.95%, 2/15/2027 (b)	150,000	149,254
4.95%, 10/1/2029	184,000	181,395
5.00%, 8/15/2022	207,000	210,134
5.25%, 2/15/2026	68,000	68,832
5.50%, 12/15/2027	88,000	93,840
7.50%, 9/15/2025	186,000	210,693
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a) (d)	135,000	136,035
4.75%, 3/15/2025	217,000	226,986
5.50%, 11/1/2023 (a)	75,000	78,855
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	20,000	20,687
7.88%, 2/15/2025 (a)	597,000	639,423
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	174,000	173,824
6.50%, 2/15/2029 (a) (b)	306,000	307,438
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	139,000	142,425
4.25%, 12/1/2026 (a)	336,000	349,272
4.63%, 12/1/2029 (a)	242,000	257,188
REIT, 3.75%, 2/15/2027 (a)	126,000	128,671
REIT, 4.13%, 8/15/2030 (a)	242,000	249,623
Washington Prime Group L.P. 6.45%, 8/15/2024 (f)	86,000	56,012

See accompanying notes to financial statements.
270

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
XHR L.P.:
4.88%, 6/1/2029 (a)	$ 65,000	$ 67,113
6.38%, 8/15/2025 (a)	219,000	233,069
		14,829,416
RETAIL — 4.6%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	154,000	152,218
3.88%, 1/15/2028 (a)	113,000	114,412
4.00%, 10/15/2030 (a)	629,000	608,664
4.25%, 5/15/2024 (a)	183,000	185,070
4.38%, 1/15/2028 (a)	194,000	196,887
5.75%, 4/15/2025 (a)	212,000	224,512
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	221,000	214,894
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	89,000	98,693
Academy, Ltd. 6.00%, 11/15/2027 (a)	144,000	154,089
Ambience Merger Sub, Inc.:
4.88%, 7/15/2028 (a) (d)	60,000	60,150
7.13%, 7/15/2029 (a) (d)	40,000	40,361
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	135,000	139,651
4.75%, 3/1/2030	133,000	139,037
BCPE Ulysses Intermediate, Inc. PIK 7.75%, 4/1/2027 (a)	96,000	98,508
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	50,000	49,759
4.50%, 11/15/2026 (a) (b)	33,000	34,610
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024 (b)	129,000	133,141
5.17%, 8/1/2044	214,000	198,868
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a)	90,000	92,483
Brinker International, Inc.:
3.88%, 5/15/2023 (b)	53,000	54,764
5.00%, 10/1/2024 (a)	10,000	10,554
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a)	100,000	98,777
Carvana Co.:
5.50%, 4/15/2027 (a)	165,000	170,326
5.63%, 10/1/2025 (a)	99,000	102,926
5.88%, 10/1/2028 (a)	114,000	119,919
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	145,000	148,712
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	154,000	165,652
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	204,000	210,793
8.50%, 10/30/2025 (a)	288,000	304,309
Security Description	Principal Amount	Value
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	$ 194,000	$ 192,349
5.88%, 4/1/2029 (a)	231,000	228,233
FirstCash, Inc. 4.63%, 9/1/2028 (a)	141,000	147,410
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	119,000	117,939
Gap, Inc.:
8.38%, 5/15/2023 (a)	198,000	222,875
8.63%, 5/15/2025 (a)	272,000	298,294
8.88%, 5/15/2027 (a)	253,000	292,739
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	312,000	314,265
8.75%, 10/1/2025 (a) (b)	149,000	157,152
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	159,000	161,751
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	293,000	313,659
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	75,000	75,322
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	104,000	107,721
7.00%, 6/15/2025 (a)	245,000	264,546
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	73,000	74,584
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	144,000	150,572
L Brands, Inc.:
5.25%, 2/1/2028	119,000	133,448
5.63%, 10/15/2023	114,000	125,206
6.63%, 10/1/2030 (a)	271,000	313,466
6.69%, 1/15/2027	113,000	133,195
6.75%, 7/1/2036	73,000	91,538
6.88%, 11/1/2035	264,000	334,602
6.95%, 3/1/2033	81,000	98,216
7.50%, 6/15/2029 (b)	142,000	167,209
9.38%, 7/1/2025 (a)	91,000	117,553
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	142,000	143,076
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	176,000	180,458
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	95,000	98,396
4.38%, 1/15/2031 (a)	20,000	21,425
4.63%, 12/15/2027 (a)	146,000	154,453
5.25%, 8/1/2025 (a)	44,000	45,266
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	247,000	255,647
Macy's Retail Holdings LLC:
2.88%, 2/15/2023	200,000	201,616

See accompanying notes to financial statements.
271

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.63%, 6/1/2024 (b)	$ 11,000	$ 11,281
4.50%, 12/15/2034 (b)	71,000	66,917
5.13%, 1/15/2042	86,000	79,516
5.88%, 4/1/2029 (a) (b)	84,000	90,289
Macy's, Inc. 8.38%, 6/15/2025 (a)	407,000	448,131
Magic Mergeco, Inc.:
5.25%, 5/1/2028 (a)	242,000	248,478
7.88%, 5/1/2029 (a)	438,000	451,311
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	129,000	127,560
4.75%, 9/15/2029	194,000	204,100
5.63%, 5/1/2027	2,000	2,114
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	275,000	293,546
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	149,000	145,023
6.75%, 8/1/2029 (a)	96,000	97,234
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	182,000	194,791
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	45,000	46,606
3.75%, 6/15/2029 (b)	81,000	81,309
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	286,000	296,994
7.75%, 2/15/2029 (a)	298,000	328,682
QVC, Inc.:
4.38%, 3/15/2023	94,000	99,073
4.38%, 9/1/2028	131,000	133,708
4.45%, 2/15/2025	135,000	143,910
4.85%, 4/1/2024	103,000	111,791
5.45%, 8/15/2034	128,000	133,098
5.95%, 3/15/2043	144,000	146,189
WI, 4.75%, 2/15/2027	274,000	291,007
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	381,000	386,654
8.00%, 11/15/2026 (a)	309,000	313,647
Sally Holdings LLC/Sally Capital, Inc.:
5.63%, 12/1/2025	142,000	146,608
8.75%, 4/30/2025 (a)	50,000	54,768
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	255,000	262,777
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	194,000	203,421
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	61,000	62,398
6.13%, 7/1/2029 (a)	117,000	120,688
Staples, Inc.:
7.50%, 4/15/2026 (a)	519,000	537,741
10.75%, 4/15/2027 (a) (b)	320,000	326,394
Security Description	Principal Amount	Value
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	$ 104,000	$ 106,372
5.88%, 3/1/2027	46,000	48,375
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	40,000	41,193
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)	50,000	54,767
Victoria's Secret & Co. 4.63%, 7/15/2029	88,000	88,082
Vivo Energy Investments B.V. 5.13%, 9/24/2027 (a)	219,000	233,888
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	149,000	158,949
White Cap Parent LLC PIK 8.25%, 3/15/2026 (a)	96,000	99,327
Yum! Brands, Inc.:
3.63%, 3/15/2031	207,000	206,814
3.88%, 11/1/2023 (b)	50,000	52,604
4.63%, 1/31/2032	224,000	235,402
4.75%, 1/15/2030 (a)	184,000	199,082
5.35%, 11/1/2043	96,000	101,549
6.88%, 11/15/2037	91,000	112,792
7.75%, 4/1/2025 (a)	67,000	73,024
		18,556,894
SEMICONDUCTORS — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	154,000	166,060
ams AG 7.00%, 7/31/2025 (a)	212,000	228,229
Entegris, Inc. 3.63%, 5/1/2029 (a)	121,000	122,498
Microchip Technology, Inc. 4.25%, 9/1/2025	243,000	255,220
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	149,000	153,541
Qorvo, Inc.:
3.38%, 4/1/2031 (a)	35,000	36,431
4.38%, 10/15/2029	189,000	206,140
Synaptics, Inc. 4.00%, 6/15/2029 (a)	134,000	134,854
		1,302,973
SOFTWARE — 1.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	60,000	62,889
Ascend Learning LLC 6.88%, 8/1/2025 (a)	96,000	97,851
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	272,000	270,961
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	231,000	247,237
9.13%, 3/1/2026 (a)	121,000	127,649

See accompanying notes to financial statements.
272

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
BY Crown Parent LLC 7.38%, 10/15/2024 (a)	$ 70,000	$ 71,238
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	121,000	126,703
Camelot Finance SA 4.50%, 11/1/2026 (a)	163,000	170,434
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	139,000	145,195
CDK Global, Inc.:
4.88%, 6/1/2027	96,000	101,699
5.00%, 10/15/2024	101,000	112,039
5.25%, 5/15/2029 (a)	100,000	109,085
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	220,000	223,500
Clarivate Science Holdings Corp.:
3.88%, 6/30/2028 (a)	96,000	96,537
4.88%, 6/30/2029 (a)	281,000	288,334
Dun & Bradstreet Corp.:
6.88%, 8/15/2026 (a)	86,000	91,190
10.25%, 2/15/2027 (a)	62,000	68,398
Elastic NV 4.13%, 7/15/2029	65,000	65,033
Escrow RCN Corp. 11.63%, 4/15/2023	3,000	218
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	94,000	97,127
5.25%, 5/15/2026 (a)	36,000	40,521
Granite Merger Sub 2, Inc. 11.00%, 7/15/2027 (a)	68,000	77,425
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.63%, 5/1/2028 (a)	184,000	180,493
J2 Global, Inc. 4.63%, 10/15/2030 (a)	225,000	232,873
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	25,000	24,982
MSCI, Inc.:
3.63%, 9/1/2030 (a)	89,000	91,166
3.63%, 11/1/2031 (a)	50,000	51,409
3.88%, 2/15/2031 (a)	223,000	231,226
4.00%, 11/15/2029 (a)	247,000	260,578
5.38%, 5/15/2027 (a)	207,000	220,606
Nuance Communications, Inc. 5.63%, 12/15/2026	129,000	134,968
Open Text Corp.:
3.88%, 2/15/2028 (a)	221,000	224,565
5.88%, 6/1/2026 (a)	244,000	252,501
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	194,000	197,700
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	159,000	159,154
Security Description	Principal Amount	Value
PTC, Inc.:
3.63%, 2/15/2025 (a)	$ 130,000	$ 133,882
4.00%, 2/15/2028 (a)	142,000	146,632
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	119,000	115,129
5.38%, 12/1/2028 (a) (b)	79,000	81,074
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	204,000	202,290
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	484,000	513,398
Twilio, Inc.:
3.63%, 3/15/2029	164,000	167,321
3.88%, 3/15/2031	159,000	163,318
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 9/1/2025 (a)	291,000	302,911
10.50%, 2/1/2024 (a)	394,000	404,342
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	111,000	110,167
		7,293,948
STORAGE & WAREHOUSING — 0.0% (e)
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	159,000	158,994
TELECOMMUNICATIONS — 6.9%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	449,000	446,319
10.50%, 5/15/2027 (a)	370,000	411,033
Altice France SA:
5.13%, 1/15/2029 (a)	96,000	96,545
5.13%, 7/15/2029 (a)	532,000	538,081
5.50%, 1/15/2028 (a)	288,000	298,080
7.38%, 5/1/2026 (a)	391,000	406,460
8.13%, 2/1/2027 (a)	545,000	593,374
Avaya, Inc. 6.13%, 9/15/2028 (a) (b)	325,000	347,857
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a)	162,000	172,640
7.50%, 10/15/2026 (a)	207,000	217,387
CenturyLink, Inc.:
5.63%, 4/1/2025	114,000	123,605
Series G, 6.88%, 1/15/2028	217,000	243,101
Series P, 7.60%, 9/15/2039	275,000	312,504
Series U, 7.65%, 3/15/2042	148,000	166,124
Series W, 6.75%, 12/1/2023	274,000	303,729
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a)	169,000	173,392
8.00%, 10/15/2025 (a)	64,000	67,416
CommScope Technologies LLC:
5.00%, 3/15/2027 (a) (b)	109,000	111,478
6.00%, 6/15/2025 (a)	514,000	525,072

See accompanying notes to financial statements.
273

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
CommScope, Inc.:
5.50%, 3/1/2024 (a)	$ 167,000	$ 171,937
6.00%, 3/1/2026 (a)	348,000	367,450
7.13%, 7/1/2028 (a)	152,000	165,069
8.25%, 3/1/2027 (a)	226,000	241,743
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	486,000	514,859
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	144,000	145,940
6.50%, 10/1/2028 (a)	179,000	192,294
DKT Finance ApS 9.38%, 6/17/2023 (a)	20,000	20,482
Embarq Corp. 8.00%, 6/1/2036	343,000	388,794
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	366,000	378,576
5.88%, 10/15/2027 (a)	326,000	349,420
5.88%, 11/1/2029	125,000	127,334
6.75%, 5/1/2029 (a)	293,000	311,731
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	189,000	19,543
HC2 Holdings, Inc. 8.50%, 2/1/2026 (a) (b)	96,000	95,602
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	204,000	228,945
6.63%, 8/1/2026 (b)	376,000	421,425
Intrado Corp. 8.50%, 10/15/2025 (a)	223,000	217,862
Koninklijke KPN NV USD 10 year swap rate + 5.21%, 7.00%, 3/28/2073 (a) (c)	255,000	275,270
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	199,000	192,278
3.75%, 7/15/2029 (a)	284,000	276,176
4.25%, 7/1/2028 (a)	442,000	448,515
4.63%, 9/15/2027 (a)	331,000	343,449
5.25%, 3/15/2026	159,000	163,926
Ligado Networks LLC 15.50%, 11/1/2023 (a)	859,662	848,168
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	283,000	293,380
Lumen Technologies Inc Series Y, 7.50%, 4/1/2024	242,000	271,730
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	310,000	316,209
5.13%, 12/15/2026 (a)	334,000	347,019
5.38%, 6/15/2029 (a)	216,000	219,519
4.50%, 1/15/2029 (a)	260,000	253,206
Nokia Oyj:
4.38%, 6/12/2027	110,000	121,431
6.63%, 5/15/2039	88,000	114,678
Security Description	Principal Amount	Value
Plantronics, Inc. 4.75%, 3/1/2029 (a) (b)	$ 192,000	$ 190,431
QualityTech L.P./QTS Finance Corp. 3.88%, 10/1/2028 (a)	104,000	111,203
Qwest Corp. 7.25%, 9/15/2025	45,000	53,285
Sable International Finance, Ltd. 5.75%, 9/7/2027 (a)	47,000	49,391
Sprint Capital Corp.:
6.88%, 11/15/2028	419,000	537,556
8.75%, 3/15/2032	402,000	610,851
Sprint Communications, Inc. 6.00%, 11/15/2022	693,000	736,389
Sprint Corp.:
7.13%, 6/15/2024	676,000	781,287
7.63%, 2/15/2025	424,000	503,636
7.63%, 3/1/2026	272,000	332,748
7.88%, 9/15/2023	991,000	1,126,569
Switch, Ltd.:
3.75%, 9/15/2028 (a)	104,000	105,128
4.13%, 6/15/2029 (a)	121,000	124,043
Telecom Italia Capital SA:
6.00%, 9/30/2034	296,000	342,247
6.38%, 11/15/2033	267,000	318,357
7.20%, 7/18/2036	269,000	347,648
7.72%, 6/4/2038	275,000	375,287
Telecom Italia SpA 5.30%, 5/30/2024 (a)	253,000	276,610
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	288,000	278,865
5.63%, 12/6/2026 (a)	150,000	150,507
6.50%, 10/15/2027 (a) (b)	252,000	240,106
T-Mobile USA, Inc.:
2.25%, 2/15/2026	119,000	120,038
2.25%, 2/15/2026 (a)	171,000	172,489
2.63%, 4/15/2026	285,000	291,415
2.63%, 2/15/2029	184,000	181,755
2.88%, 2/15/2031	243,000	240,993
3.38%, 4/15/2029	238,000	246,104
3.38%, 4/15/2029 (a)	196,000	202,497
3.50%, 4/15/2031	295,000	304,847
3.50%, 4/15/2031 (a)	66,000	68,112
4.00%, 4/15/2022	240,000	244,800
4.50%, 2/1/2026	233,000	238,562
4.75%, 2/1/2028	331,000	354,458
5.38%, 4/15/2027	99,000	105,437
Trilogy International South Pacific LLC/TISP Finance, Inc. 8.88%, 5/15/2023 (a) (b)	216,320	217,590
United States Cellular Corp. 6.70%, 12/15/2033	115,000	140,929
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	196,000	199,687

See accompanying notes to financial statements.
274

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.63%, 4/15/2027 (a)	$ 202,000	$ 210,825
6.50%, 7/15/2028 (a)	213,000	227,150
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	284,000	279,354
4.75%, 7/15/2031 (a) (d)	196,000	198,891
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	250,000	302,735
5 year CMT + 2.45%, 3.25%, 6/4/2081 (c)	135,000	135,769
5 year CMT + 2.77%, 4.13%, 6/4/2081 (c)	242,000	241,276
5 Year USD ICE Swap + 3.07%, 5.13%, 6/4/2081 (c)	242,000	244,827
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	484,000	500,993
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	394,000	391,407
6.13%, 3/1/2028 (a)	201,000	205,237
		28,258,478
TEXTILES — 0.1%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a)	222,000	213,655
TOYS/GAMES/HOBBIES — 0.2%
Everi Holdings, Inc. 5.00%, 7/15/2029	65,000	66,623
Mattel, Inc.:
3.38%, 4/1/2026 (a)	154,000	159,650
3.75%, 4/1/2029 (a) (b)	117,000	121,641
5.45%, 11/1/2041	48,000	55,437
5.88%, 12/15/2027 (a)	96,000	104,667
6.20%, 10/1/2040	70,000	86,246
6.75%, 12/31/2025 (a)	60,000	63,038
		657,302
TRANSPORTATION — 0.5%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	225,000	205,902
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	169,000	173,041
Danaos Corp. 8.50%, 3/1/2028 (a)	94,000	103,562
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	215,000	215,176
Teekay Corp. 9.25%, 11/15/2022 (a)	74,000	76,556
Security Description	Principal Amount	Value
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	$ 109,000	$ 116,942
Western Global Airlines LLC 10.38%, 8/15/2025 (a) (b)	79,000	89,665
XPO CNW, Inc. 6.70%, 5/1/2034	121,000	144,855
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	134,000	135,044
6.25%, 5/1/2025 (a)	313,000	333,001
6.75%, 8/15/2024 (a)	278,000	289,228
		1,882,972
TRUCKING & LEASING — 0.2%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (b) (c)	134,000	143,309
Fly Leasing, Ltd. 5.25%, 10/15/2024	134,000	135,617
Fortress Transportation & Infrastructure Investors LLC 9.75%, 8/1/2027 (a)	119,000	137,822
Fortress Transportation and Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	116,000	120,832
6.50%, 10/1/2025 (a)	254,000	263,741
		801,321
WATER — 0.0% (e)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	94,000	99,729
TOTAL CORPORATE BONDS & NOTES (Cost $389,915,680)		399,758,303
	Shares
COMMON STOCKS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Tapstone Energy Holdings (g) (h)	158	—
Weatherford International PLC (b) (h)	2,574	46,847
		46,847
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Lonestar Resources US, Inc. (h)	538	5,514
TOTAL COMMON STOCKS (Cost $60,195)		52,361
PREFERRED STOCKS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Tapstone Energy Holdings LLC 0.00% (Cost $854)(g)	324	856

See accompanying notes to financial statements.
275

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Tapstone Energy Holdings III, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 4/17/2024 (c) (g) (Cost $121)	$ 121	$ 121
	Shares
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (i) (j)	2,298,694	2,299,383
State Street Navigator Securities Lending Portfolio II (k) (l)	24,504,834	24,504,834
TOTAL SHORT-TERM INVESTMENTS (Cost $26,804,206)		26,804,217
TOTAL INVESTMENTS — 104.6% (Cost $416,781,056)		426,615,858
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(18,583,229)
NET ASSETS — 100.0%		$ 408,032,629
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 65.8% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2021, total aggregate fair value of the securities is $1,827, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2021.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$399,757,453	$ 850	$399,758,303
Common Stocks	52,361	—	0(a)	52,361
Preferred Stocks	—	—	856	856
Senior Floating Rate Loans	—	—	121	121
Short-Term Investments	26,804,217	—	—	26,804,217
TOTAL INVESTMENTS	$26,856,578	$399,757,453	$1,827	$426,615,858
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2021.
See accompanying notes to financial statements.
276

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,087,305	$1,087,740	$ 50,020,618	$ 48,808,859	$(127)	$11	2,298,694	$ 2,299,383	$ 1,535
State Street Navigator Securities Lending Portfolio II	8,645,524	8,645,524	72,737,145	56,877,835	—	—	24,504,834	24,504,834	50,190
Total		$9,733,264	$122,757,763	$105,686,694	$(127)	$11		$26,804,217	$51,725
See accompanying notes to financial statements.
277

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 100,000	$ 100,298
3.38%, 3/1/2041	70,000	72,395
Omnicom Group, Inc.:
2.45%, 4/30/2030	50,000	50,785
4.20%, 6/1/2030	125,000	144,341
WPP Finance 2010 3.63%, 9/7/2022	119,000	123,306
		491,125
AEROSPACE & DEFENSE — 2.1%
Boeing Co.:
1.43%, 2/4/2024	135,000	135,347
1.95%, 2/1/2024 (a)	161,000	164,994
2.20%, 2/4/2026	300,000	302,835
2.60%, 10/30/2025	43,000	44,754
2.75%, 2/1/2026	50,000	52,188
2.80%, 3/1/2024	15,000	15,654
2.80%, 3/1/2027	216,000	224,266
2.95%, 2/1/2030	25,000	25,600
3.10%, 5/1/2026	365,000	386,418
3.25%, 2/1/2028	50,000	53,024
3.25%, 2/1/2035	65,000	66,075
3.50%, 3/1/2039	25,000	25,198
3.63%, 2/1/2031	30,000	32,269
3.75%, 2/1/2050	125,000	128,944
3.85%, 11/1/2048	63,000	65,006
3.90%, 5/1/2049	115,000	120,863
4.88%, 5/1/2025	125,000	140,100
5.04%, 5/1/2027	100,000	115,444
5.15%, 5/1/2030	250,000	296,262
5.71%, 5/1/2040	70,000	90,318
5.81%, 5/1/2050	100,000	134,929
5.88%, 2/15/2040	515,000	661,801
General Dynamics Corp.:
1.15%, 6/1/2026 (a)	35,000	35,175
1.88%, 8/15/2023	50,000	51,471
2.13%, 8/15/2026	150,000	156,801
2.25%, 11/15/2022	122,000	124,645
2.25%, 6/1/2031	30,000	30,789
2.63%, 11/15/2027	37,000	39,536
2.85%, 6/1/2041	40,000	41,082
3.50%, 5/15/2025	15,000	16,440
3.63%, 4/1/2030	100,000	113,126
L3Harris Technologies, Inc.:
3.85%, 6/15/2023	8,000	8,506
3.85%, 12/15/2026	119,000	133,604
4.40%, 6/15/2028	200,000	232,144
5.05%, 4/27/2045	38,000	50,064
Lockheed Martin Corp.:
1.85%, 6/15/2030 (a)	20,000	20,070
2.80%, 6/15/2050	120,000	120,343
Security Description	Principal Amount	Value
3.80%, 3/1/2045	$ 447,000	$ 521,238
4.07%, 12/15/2042	73,000	88,614
Northrop Grumman Corp. 3.20%, 2/1/2027	365,000	397,459
Raytheon Technologies Corp.:
2.50%, 12/15/2022	150,000	153,934
3.20%, 3/15/2024	50,000	53,197
4.15%, 5/15/2045	497,000	589,402
4.63%, 11/16/2048	179,000	229,847
4.88%, 10/15/2040	104,000	132,436
5.70%, 4/15/2040	8,000	11,108
6.13%, 7/15/2038	240,000	342,542
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	50,000	49,984
0.95%, 4/1/2024	50,000	50,066
1.60%, 4/1/2026	50,000	50,152
2.25%, 4/1/2028	50,000	50,944
2.75%, 4/1/2031	50,000	51,403
		7,228,411
AGRICULTURE — 1.4%
Altria Group, Inc.:
2.35%, 5/6/2025	10,000	10,460
2.45%, 2/4/2032	300,000	289,965
3.40%, 2/4/2041	85,000	80,938
3.70%, 2/4/2051	100,000	94,780
3.88%, 9/16/2046	50,000	49,576
4.00%, 2/4/2061	75,000	72,287
4.45%, 5/6/2050	100,000	106,409
4.50%, 5/2/2043	287,000	309,851
4.80%, 2/14/2029	168,000	194,821
5.80%, 2/14/2039	35,000	43,151
5.95%, 2/14/2049	120,000	153,618
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	438,000	465,844
BAT Capital Corp.:
2.26%, 3/25/2028	25,000	24,859
3.56%, 8/15/2027	285,000	304,967
3.73%, 9/25/2040	57,000	55,815
3.98%, 9/25/2050	50,000	48,833
4.70%, 4/2/2027	425,000	480,161
4.76%, 9/6/2049	25,000	27,055
5.28%, 4/2/2050	25,000	28,905
BAT International Finance PLC 1.67%, 3/25/2026	125,000	125,155
Bunge, Ltd. Finance Corp.:
2.75%, 5/14/2031	100,000	101,147
3.75%, 9/25/2027	222,000	244,793
4.35%, 3/15/2024	18,000	19,594
Philip Morris International, Inc.:
1.13%, 5/1/2023	125,000	126,649
1.50%, 5/1/2025	115,000	117,333
2.10%, 5/1/2030	110,000	109,724
2.50%, 11/2/2022	15,000	15,408
2.75%, 2/25/2026	140,000	149,404
4.25%, 11/10/2044	225,000	262,780

See accompanying notes to financial statements.
278

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.88%, 11/15/2043	$ 175,000	$ 218,997
Reynolds American, Inc.:
4.45%, 6/12/2025	350,000	388,034
5.85%, 8/15/2045	100,000	122,623
		4,843,936
AIRLINES — 0.4%
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	39,350	39,871
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	23,899	24,073
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	66,210	67,818
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	15,635	16,533
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	47,010	47,431
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	135,419	149,113
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	25,641
5.13%, 6/15/2027	65,000	76,542
5.25%, 5/4/2025	162,000	185,053
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	39,996	42,088
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	34,522	36,469
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	8,426	9,241
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	162,427	162,194
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 1/15/2026	218,363	231,580
Security Description	Principal Amount	Value
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	$ 152,264	$ 169,371
		1,283,018
APPAREL — 0.4%
NIKE, Inc.:
2.40%, 3/27/2025	25,000	26,429
3.25%, 3/27/2040	140,000	153,611
3.38%, 3/27/2050 (a)	120,000	135,458
PVH Corp. 4.63%, 7/10/2025	130,000	145,053
Ralph Lauren Corp. 2.95%, 6/15/2030	325,000	345,777
Tapestry, Inc.:
3.00%, 7/15/2022	139,000	141,759
4.25%, 4/1/2025	100,000	108,763
VF Corp.:
2.40%, 4/23/2025	350,000	367,041
2.95%, 4/23/2030	30,000	31,750
		1,455,641
AUTO MANUFACTURERS — 1.6%
American Honda Finance Corp.:
Series GMTN, 3.55%, 1/12/2024	50,000	53,751
Series MTN, 0.65%, 9/8/2023	140,000	140,630
Series MTN, 0.88%, 7/7/2023	15,000	15,133
Series MTN, 1.20%, 7/8/2025	100,000	100,801
Series MTN, 1.95%, 5/10/2023	15,000	15,428
Series MTN, 2.00%, 3/24/2028 (a)	45,000	46,171
Series MTN, 2.15%, 9/10/2024	21,000	21,950
Series MTN, 2.35%, 1/8/2027	300,000	316,908
Series MTN, 2.40%, 6/27/2024	67,000	70,418
Series MTN, 2.90%, 2/16/2024	100,000	105,928
Cummins, Inc. 3.65%, 10/1/2023	266,000	283,178
General Motors Co.:
4.88%, 10/2/2023	428,000	465,882
5.00%, 10/1/2028	25,000	29,308
5.40%, 10/2/2023	315,000	346,771
5.40%, 4/1/2048	80,000	101,861
6.13%, 10/1/2025	50,000	59,189
6.60%, 4/1/2036	280,000	383,071

See accompanying notes to financial statements.
279

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	$ 150,000	$ 149,004
1.50%, 6/10/2026	50,000	49,737
1.70%, 8/18/2023	115,000	117,325
2.35%, 1/8/2031	150,000	147,972
2.70%, 8/20/2027	25,000	25,986
2.70%, 6/10/2031	50,000	50,344
2.75%, 6/20/2025	25,000	26,327
3.50%, 11/7/2024	65,000	69,738
3.60%, 6/21/2030	50,000	54,198
3.70%, 5/9/2023	127,000	133,370
4.00%, 1/15/2025	110,000	119,847
4.35%, 4/9/2025	49,000	54,184
4.35%, 1/17/2027	200,000	224,926
5.10%, 1/17/2024	15,000	16,520
5.20%, 3/20/2023	15,000	16,151
PACCAR Financial Corp.:
Series MTN, 0.35%, 8/11/2023	40,000	39,972
Series MTN, 0.35%, 2/2/2024	80,000	79,657
Series MTN, 0.80%, 6/8/2023	5,000	5,043
Series MTN, 1.10%, 5/11/2026 (a)	70,000	70,132
Series MTN, 1.80%, 2/6/2025	20,000	20,605
Series MTN, 1.90%, 2/7/2023	15,000	15,363
Series MTN, 2.30%, 8/10/2022	15,000	15,339
Toyota Motor Corp. 2.16%, 7/2/2022 (a)	62,000	63,191
Toyota Motor Credit Corp.:
0.50%, 6/18/2024 (a)	100,000	99,582
1.13%, 6/18/2026	100,000	99,704
3.65%, 1/8/2029 (a)	27,000	30,809
Series GMTN, 2.70%, 1/11/2023	25,000	25,904
Series GMTN, 3.45%, 9/20/2023	363,000	387,292
Series MTN, 0.35%, 10/14/2022	50,000	50,053
Series MTN, 0.40%, 4/6/2023	55,000	55,034
Series MTN, 0.80%, 10/16/2025	50,000	49,620
Series MTN, 1.15%, 8/13/2027	60,000	59,077
Series MTN, 1.35%, 8/25/2023	200,000	203,902
Series MTN, 1.65%, 1/10/2031 (a)	100,000	97,901
Series MTN, 1.90%, 4/6/2028 (a)	100,000	101,852
Security Description	Principal Amount	Value
Series MTN, 2.00%, 10/7/2024 (a)	$ 50,000	$ 52,138
Series MTN, 2.15%, 2/13/2030	25,000	25,659
Series MTN, 2.90%, 3/30/2023	205,000	214,077
Series MTN, 3.00%, 4/1/2025	10,000	10,747
Series MTN, 3.38%, 4/1/2030	5,000	5,607
		5,690,267
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.25%, 1/15/2026	38,000	42,937
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	15,000	15,907
4.38%, 3/15/2045	69,000	79,906
Lear Corp. 4.25%, 5/15/2029	50,000	56,464
Magna International, Inc. 4.15%, 10/1/2025	38,000	42,505
		237,719
BANKS — 19.8%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.63%, 11/9/2022	100,000	103,109
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	400,000	401,312
Banco Santander SA:
2.71%, 6/27/2024	300,000	315,789
2.75%, 5/28/2025	440,000	463,628
1 year CMT + 0.45%, 0.70%, 6/30/2024 (b)	200,000	200,350
Bancolombia SA 3.00%, 1/29/2025	300,000	307,590
Bank of America Corp.:
6.11%, 1/29/2037	446,000	612,068
7.75%, 5/14/2038	200,000	316,846
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	347,000	359,662
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	50,000	54,517
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	145,000	167,764
SOFR + 0.69%, 0.98%, 4/22/2025 (b)	100,000	100,314
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	100,000	100,826
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	100,000	103,008

See accompanying notes to financial statements.
280

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	$ 100,000	$ 105,764
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	240,000	247,058
Series GMTN, 3.50%, 4/19/2026	503,000	553,667
Series L, 3.95%, 4/21/2025	15,000	16,471
Series MTN, 2.50%, 10/21/2022	350,000	352,331
Series MTN, 4.00%, 4/1/2024	432,000	471,010
Series MTN, 4.00%, 1/22/2025	187,000	205,120
Series MTN, 4.20%, 8/26/2024	115,000	126,224
Series MTN, 4.45%, 3/3/2026	300,000	340,293
Series MTN, 5.00%, 1/21/2044	583,000	776,439
Series MTN, 5.88%, 2/7/2042	200,000	287,538
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	25,000	25,775
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	25,000	26,161
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	500,000	532,865
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	400,000	427,540
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	125,000	127,805
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	325,000	366,395
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (b)	225,000	236,860
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	188,000	231,778
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	125,000	154,929
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	200,000	238,702
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (a) (b)	100,000	99,971
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	200,000	198,370
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	100,000	100,817
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	$ 200,000	$ 200,480
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (b)	50,000	48,873
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	100,000	97,300
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	550,000	554,642
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b)	200,000	205,316
Bank of Montreal:
0.45%, 12/8/2023	70,000	70,026
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	55,000	60,634
Series MTN, 2.05%, 11/1/2022	160,000	163,733
Series MTN, 2.50%, 6/28/2024 (a)	15,000	15,832
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (a) (b)	50,000	49,123
Bank of New York Mellon Corp.:
Series MTN, 0.50%, 4/26/2024	100,000	99,864
Series MTN, 1.65%, 7/14/2028 (a)	100,000	100,344
Series MTN, 1.65%, 1/28/2031 (a)	250,000	246,817
Series MTN, 1.85%, 1/27/2023	20,000	20,466
Series MTN, 2.45%, 8/17/2026	100,000	106,196
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	402,000	442,787
Bank of Nova Scotia:
0.55%, 9/15/2023	50,000	50,115
0.70%, 4/15/2024	50,000	50,049
1.30%, 6/11/2025 (a)	150,000	151,436
1.35%, 6/24/2026 (a)	100,000	99,989
1.63%, 5/1/2023	221,000	225,928
2.00%, 11/15/2022	100,000	102,275
2.15%, 8/1/2031	100,000	99,622
2.70%, 8/3/2026	25,000	26,701
3.40%, 2/11/2024	100,000	107,089
BankUnited, Inc. 5.13%, 6/11/2030	25,000	29,134
Barclays PLC:
3.65%, 3/16/2025	233,000	252,672
3.68%, 1/10/2023	15,000	15,254
5.20%, 5/12/2026	700,000	801,255
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	200,000	200,746
1 year CMT + 1.70%, 3.81%, 3/10/2042 (b)	200,000	211,062

See accompanying notes to financial statements.
281

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (b)	$ 15,000	$ 15,991
5 year CMT + 2.90%, 3.56%, 9/23/2035 (b)	200,000	208,354
BPCE SA 4.00%, 4/15/2024	15,000	16,358
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	75,000	74,990
0.95%, 6/23/2023	260,000	262,382
1.25%, 6/22/2026	100,000	99,499
3.10%, 4/2/2024	25,000	26,578
Citigroup, Inc.:
3.20%, 10/21/2026	1,110,000	1,202,652
3.88%, 3/26/2025	33,000	36,218
4.13%, 7/25/2028	556,000	626,990
4.45%, 9/29/2027	250,000	285,525
4.60%, 3/9/2026	292,000	332,611
6.68%, 9/13/2043	519,000	797,921
8.13%, 7/15/2039	165,000	284,983
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	15,000	15,382
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	365,000	388,922
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	420,000	459,942
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	477,000	526,832
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (b)	50,000	62,170
SOFR + 0.67%, 0.98%, 5/1/2025 (b)	100,000	100,249
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	200,000	199,140
SOFR + 0.87%, 2.31%, 11/4/2022 (b)	10,000	10,064
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	55,000	56,032
SOFR + 1.67%, 1.68%, 5/15/2024 (b)	400,000	408,468
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	100,000	102,769
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	80,000	85,587
Citizens Financial Group, Inc.:
2.85%, 7/27/2026	90,000	95,963
3.25%, 4/30/2030	30,000	32,498
Comerica, Inc. 4.00%, 2/1/2029	325,000	373,522
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	290,000	288,866
Security Description	Principal Amount	Value
4.38%, 8/4/2025	$ 80,000	$ 89,194
4.63%, 12/1/2023	50,000	54,648
Credit Suisse AG:
0.50%, 2/2/2024	305,000	303,896
1.00%, 5/5/2023	200,000	202,038
Credit Suisse Group AG 4.88%, 5/15/2045	222,000	280,144
Deutsche Bank AG:
0.90%, 5/28/2024	150,000	149,405
3.70%, 5/30/2024	200,000	214,490
SOFR + 0.72%, 3.04%, 5/28/2032 (b)	150,000	152,580
SOFR + 1.13%, 1.45%, 4/1/2025 (b)	150,000	150,803
SOFR + 2.16%, 2.22%, 9/18/2024 (b)	375,000	385,065
SOFR + 3.04%, 3.55%, 9/18/2031 (a) (b)	250,000	266,040
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	21,343
Fifth Third Bancorp:
2.55%, 5/5/2027	100,000	105,737
4.30%, 1/16/2024	18,000	19,522
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	160,000	177,597
Series BKNT, 3.95%, 7/28/2025	50,000	56,046
First Republic Bank Series BKNT, 4.63%, 2/13/2047 (a)	35,000	44,678
FNB Corp. 2.20%, 2/24/2023	10,000	10,158
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	165,000	165,097
3.50%, 4/1/2025	235,000	254,872
3.50%, 11/16/2026	553,000	601,238
3.63%, 1/22/2023	548,000	575,016
3.63%, 2/20/2024	100,000	107,183
3.75%, 2/25/2026	95,000	105,098
3.85%, 1/26/2027	205,000	226,082
6.45%, 5/1/2036	380,000	538,677
6.75%, 10/1/2037	590,000	859,182
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	313,000	357,343
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	100,000	117,252
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	300,000	365,373
SOFR + 0.51%, 0.66%, 9/10/2024 (b)	100,000	99,822
SOFR + 0.57%, 0.67%, 3/8/2024 (b)	200,000	200,360

See accompanying notes to financial statements.
282

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	$ 80,000	$ 79,765
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	100,000	99,693
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	70,000	71,589
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	60,000	62,784
Series FXD, 0.48%, 1/27/2023	215,000	215,006
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (b)	230,000	230,124
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	80,000	78,775
HSBC Holdings PLC:
3.90%, 5/25/2026	450,000	500,161
6.50%, 5/2/2036	614,000	845,840
6.50%, 9/15/2037	100,000	139,289
6.80%, 6/1/2038	270,000	388,519
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	115,000	119,117
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	100,000	111,295
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	200,000	205,300
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	200,000	200,266
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	554,000	555,850
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	500,000	514,290
Huntington Bancshares, Inc. 2.63%, 8/6/2024	334,000	352,747
ING Groep NV:
3.95%, 3/29/2027	330,000	370,544
4.05%, 4/9/2029	100,000	114,195
Intesa Sanpaolo SpA 5.25%, 1/12/2024	97,000	107,201
JPMorgan Chase & Co.:
2.97%, 1/15/2023	45,000	45,639
3.20%, 1/25/2023	111,000	115,946
3.20%, 6/15/2026	166,000	180,767
3.25%, 9/23/2022	630,000	652,611
3.38%, 5/1/2023	676,000	711,625
3.63%, 12/1/2027	622,000	683,317
3.88%, 9/10/2024	153,000	166,798
4.13%, 12/15/2026	189,000	213,893
4.85%, 2/1/2044	100,000	131,116
6.40%, 5/15/2038	267,000	392,992
7.63%, 10/15/2026	325,000	424,333
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	240,000	253,082
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	$ 300,000	$ 319,404
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	150,000	159,321
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	476,000	546,581
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	300,000	350,661
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	278,000	305,277
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	300,000	364,872
SOFR + 0.54%, 0.82%, 6/1/2025 (b)	65,000	64,860
SOFR + 0.58%, 0.70%, 3/16/2024 (b)	100,000	100,319
SOFR + 0.60%, 0.65%, 9/16/2024 (b)	85,000	85,045
SOFR + 0.80%, 1.05%, 11/19/2026 (a) (b)	100,000	98,757
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	65,000	65,349
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	55,000	55,424
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	275,000	286,187
SOFR + 1.25%, 2.58%, 4/22/2032 (b)	75,000	77,054
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	100,000	104,124
SOFR + 1.51%, 2.53%, 11/19/2041 (b)	425,000	404,893
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	70,000	74,706
SOFR + 1.59%, 2.01%, 3/13/2026 (b)	150,000	154,880
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	300,000	310,227
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	284,000	290,663
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	200,000	207,326
SOFR + 2.46%, 3.11%, 4/22/2041 (b)	110,000	113,986
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	103,722
Series MTN, 2.55%, 10/1/2029	200,000	209,462
Series MTN, 4.15%, 10/29/2025	65,000	73,304

See accompanying notes to financial statements.
283

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Lloyds Banking Group PLC:
4.38%, 3/22/2028	$ 373,000	$ 428,361
4.45%, 5/8/2025	200,000	224,346
4.50%, 11/4/2024	215,000	237,648
1 year CMT + 0.85%, 1.63%, 5/11/2027 (b)	200,000	200,282
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	300,000	313,134
Mitsubishi UFJ Financial Group, Inc.:
2.05%, 7/17/2030	100,000	99,764
2.56%, 2/25/2030	200,000	207,834
2.67%, 7/25/2022	15,000	15,375
2.76%, 9/13/2026	211,000	224,479
3.46%, 3/2/2023	329,000	345,611
3.68%, 2/22/2027	278,000	310,543
3.75%, 7/18/2039	150,000	170,794
3.76%, 7/26/2023	15,000	16,015
3.96%, 3/2/2028	100,000	113,628
1 year CMT + 0.68%, 0.85%, 9/15/2024 (b)	50,000	50,240
Mizuho Financial Group, Inc.:
3.17%, 9/11/2027	275,000	299,326
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (b)	200,000	206,910
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (b)	15,000	16,064
SOFR + 0.87%, 0.85%, 9/8/2024 (b)	15,000	15,067
SOFR + 1.25%, 1.24%, 7/10/2024 (b)	210,000	212,803
Morgan Stanley:
4.38%, 1/22/2047	95,000	119,072
4.88%, 11/1/2022	150,000	158,698
5.00%, 11/24/2025	150,000	173,010
6.38%, 7/24/2042	583,000	893,739
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	250,000	276,997
SOFR + 0.526%, 0.79%, 5/30/2025 (b)	150,000	149,408
SOFR + 0.62%, 0.73%, 4/5/2024 (b)	245,000	245,534
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	100,000	98,518
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	145,000	145,999
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	55,000	58,197
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	315,000	327,200
Series F, 3.88%, 4/29/2024	323,000	351,159
Series GMTN, 3.13%, 1/23/2023	75,000	78,208
Security Description	Principal Amount	Value
Series GMTN, 3.70%, 10/23/2024	$ 301,000	$ 328,195
Series GMTN, 3.75%, 2/25/2023	15,000	15,809
Series GMTN, 3.88%, 1/27/2026	470,000	525,338
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	250,000	293,167
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	50,000	49,996
Series MTN, 3.13%, 7/27/2026	400,000	433,036
Series MTN, 6.25%, 8/9/2026	173,000	213,956
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (b)	280,000	279,910
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (b)	275,000	275,302
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	60,000	58,354
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	15,000	14,429
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	315,000	331,629
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (b)	50,000	49,110
National Australia Bank, Ltd.:
3.00%, 1/20/2023	50,000	52,044
3.38%, 1/14/2026 (a)	115,000	126,627
Series BKNT, 2.50%, 7/12/2026	100,000	106,340
National Bank of Canada:
Series MTN, 2.10%, 2/1/2023	15,000	15,390
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (b)	250,000	248,905
Natwest Group PLC:
1 year CMT + 0.90%, 1.64%, 6/14/2027 (b)	250,000	249,987
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (b)	600,000	644,124
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b)	100,000	114,608
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	150,000	177,850
Northern Trust Corp. 1.95%, 5/1/2030	130,000	131,045
PNC Bank NA Series BKNT, 3.25%, 6/1/2025	150,000	163,125

See accompanying notes to financial statements.
284

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	$ 166,000	$ 181,649
3.45%, 4/23/2029	160,000	179,054
3.90%, 4/29/2024	216,000	234,719
SOFR + 0.98%, 2.31%, 4/23/2032 (b)	65,000	66,535
Royal Bank of Canada:
1.20%, 4/27/2026	50,000	49,946
Series GMTN, 0.43%, 1/19/2024	170,000	169,485
Series GMTN, 0.88%, 1/20/2026	200,000	197,362
Series GMTN, 1.60%, 4/17/2023	20,000	20,437
Series GMTN, 2.55%, 7/16/2024	50,000	52,756
Series GMTN, 3.70%, 10/5/2023	110,000	117,972
Series MTN, 0.50%, 10/26/2023	105,000	105,105
Series MTN, 1.15%, 6/10/2025	35,000	35,193
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	250,000	268,517
3.50%, 6/7/2024	15,000	16,053
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (b)	382,000	397,597
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	200,000	200,766
Santander UK PLC 4.00%, 3/13/2024 (a)	15,000	16,343
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	600,000	606,906
2.13%, 7/8/2030	200,000	201,070
2.35%, 1/15/2025	200,000	209,016
2.63%, 7/14/2026	215,000	228,362
3.20%, 9/17/2029	75,000	79,860
3.36%, 7/12/2027	100,000	109,328
3.45%, 1/11/2027 (a)	70,000	77,049
4.31%, 10/16/2028 (a)	125,000	145,020
SVB Financial Group:
1.80%, 2/2/2031	65,000	62,182
2.10%, 5/15/2028	80,000	81,126
3.13%, 6/5/2030	15,000	16,010
Toronto-Dominion Bank:
0.55%, 3/4/2024	150,000	149,885
Series MTN, 0.25%, 1/6/2023	330,000	329,703
Series MTN, 0.30%, 6/2/2023	100,000	99,959
Series MTN, 0.45%, 9/11/2023	100,000	100,064
Security Description	Principal Amount	Value
Series MTN, 1.15%, 6/12/2025 (a)	$ 200,000	$ 201,488
Series MTN, 1.20%, 6/3/2026 (a)	100,000	100,240
Truist Bank:
Series BKNT, 2.45%, 8/1/2022	27,000	27,584
Series BNKT, 3.20%, 4/1/2024	100,000	106,989
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	400,000	390,460
Series MTN, 2.50%, 8/1/2024	50,000	52,719
Series MTN, 3.75%, 12/6/2023	200,000	215,096
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	425,000	427,227
US Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	450,000	432,306
Series MTN, 3.60%, 9/11/2024	200,000	217,810
Valley National Bancorp. SOFR + 2.36%, 3.00%, 6/15/2031 (b)	20,000	20,217
Wachovia Corp. 7.57%, 8/1/2026 (c)	370,000	474,747
Wells Fargo & Co.:
3.00%, 10/23/2026	425,000	458,248
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	65,000	67,482
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	85,000	87,162
Series GMTN, 4.30%, 7/22/2027	200,000	227,904
Series GMTN, 4.90%, 11/17/2045	50,000	64,000
Series MTN, 3.55%, 9/29/2025 (a)	303,000	333,170
Series MTN, 3.75%, 1/24/2024	200,000	215,100
Series MTN, 4.15%, 1/24/2029	400,000	460,344
Series MTN, 4.40%, 6/14/2046	200,000	241,524
Series MTN, 4.65%, 11/4/2044	831,000	1,023,991
Series MTN, 4.75%, 12/7/2046	175,000	221,181
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (b)	70,000	69,873
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (b)	190,000	198,789
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (b)	350,000	370,723

See accompanying notes to financial statements.
285

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	$ 400,000	$ 408,612
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	190,000	197,015
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (a) (b)	210,000	248,308
Western Alliance Bancorp SOFR + 2.25%, 3.00%, 6/15/2031 (b)	40,000	40,304
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	100,080
2.15%, 6/3/2031	100,000	101,133
2.35%, 2/19/2025	100,000	105,113
2.65%, 1/16/2030	20,000	21,431
2.85%, 5/13/2026	214,000	230,902
3.30%, 2/26/2024	225,000	241,207
3.35%, 3/8/2027	100,000	110,597
3.40%, 1/25/2028	200,000	223,880
3.65%, 5/15/2023	15,000	15,916
		68,994,876
BEVERAGES — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	170,000	187,935
4.90%, 2/1/2046	554,000	700,760
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	275,000	303,391
4.63%, 2/1/2044	386,000	468,801
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	233,000	253,835
4.00%, 4/13/2028	305,000	347,261
4.35%, 6/1/2040	225,000	267,752
4.44%, 10/6/2048	209,000	249,899
4.50%, 6/1/2050 (a)	15,000	18,291
4.60%, 4/15/2048	485,000	592,951
4.75%, 1/23/2029	65,000	77,423
8.00%, 11/15/2039	111,000	180,684
8.20%, 1/15/2039	50,000	82,984
Brown-Forman Corp. 4.00%, 4/15/2038	100,000	117,773
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	336,000	325,987
1.50%, 3/5/2028 (a)	230,000	230,534
1.65%, 6/1/2030	235,000	231,026
2.00%, 3/5/2031 (a)	35,000	35,347
2.25%, 1/5/2032	100,000	102,387
2.50%, 3/15/2051	35,000	32,960
2.60%, 6/1/2050	50,000	48,132
2.75%, 6/1/2060	50,000	49,016
2.88%, 5/5/2041	100,000	103,611
3.00%, 3/5/2051	65,000	67,456
Security Description	Principal Amount	Value
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	$ 100,000	$ 96,456
5.25%, 11/26/2043	25,000	33,584
Constellation Brands, Inc.:
3.20%, 2/15/2023	171,000	178,107
3.60%, 2/15/2028	125,000	138,611
4.50%, 5/9/2047	159,000	192,277
4.65%, 11/15/2028	115,000	135,389
Diageo Capital PLC 2.63%, 4/29/2023	169,000	175,119
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	299,000	314,742
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	35,000	35,034
2.25%, 3/15/2031 (a)	30,000	30,250
3.35%, 3/15/2051 (a)	20,000	21,023
3.80%, 5/1/2050	100,000	112,647
4.06%, 5/25/2023	151,000	160,948
4.42%, 5/25/2025	50,000	56,136
4.99%, 5/25/2038	100,000	127,349
7.45%, 5/1/2038	6,000	9,316
Molson Coors Beverage Co. 4.20%, 7/15/2046	242,000	269,358
PepsiCo, Inc.:
0.40%, 10/7/2023	100,000	100,082
1.40%, 2/25/2031 (a)	40,000	38,681
2.88%, 10/15/2049 (a)	65,000	66,791
3.00%, 10/15/2027	300,000	329,655
3.10%, 7/17/2022	15,000	15,374
3.38%, 7/29/2049	95,000	106,206
3.45%, 10/6/2046	115,000	129,085
3.60%, 3/1/2024	308,000	331,011
4.25%, 10/22/2044	100,000	124,124
4.60%, 7/17/2045	128,000	167,028
		8,570,579
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
1.90%, 2/21/2025	15,000	15,516
2.20%, 2/21/2027	340,000	353,063
2.45%, 2/21/2030	125,000	128,862
2.77%, 9/1/2053	100,000	95,044
3.15%, 2/21/2040	50,000	52,000
3.38%, 2/21/2050	50,000	52,689
3.63%, 5/22/2024	195,000	209,953
4.66%, 6/15/2051	202,000	260,879
Baxalta, Inc.:
4.00%, 6/23/2025	321,000	354,814
5.25%, 6/23/2045	70,000	93,592
Biogen, Inc.:
3.15%, 5/1/2050	100,000	98,335
3.25%, 2/15/2051 (d)	343,000	343,120
3.63%, 9/15/2022	45,000	46,727
4.05%, 9/15/2025	15,000	16,702

See accompanying notes to financial statements.
286

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Gilead Sciences, Inc.:
1.20%, 10/1/2027	$ 145,000	$ 141,327
2.50%, 9/1/2023	100,000	104,022
3.25%, 9/1/2022	155,000	159,436
4.00%, 9/1/2036	132,000	152,922
4.50%, 2/1/2045	314,000	383,457
5.65%, 12/1/2041	310,000	426,616
Illumina, Inc. 0.55%, 3/23/2023	50,000	50,074
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	110,000	104,345
Royalty Pharma PLC:
0.75%, 9/2/2023 (d)	125,000	125,374
1.20%, 9/2/2025 (d)	135,000	133,855
2.20%, 9/2/2030 (d)	20,000	19,618
3.30%, 9/2/2040 (d)	130,000	130,697
3.55%, 9/2/2050 (a) (d)	130,000	129,793
		4,182,832
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
2.24%, 2/15/2025	30,000	31,211
2.72%, 2/15/2030	25,000	25,919
3.38%, 4/5/2040	100,000	105,230
3.58%, 4/5/2050	200,000	212,294
Eagle Materials, Inc.:
2.50%, 7/1/2031	100,000	99,250
4.50%, 8/1/2026	15,000	15,361
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	163,000	174,743
Johnson Controls International PLC:
4.63%, 7/2/2044	136,000	168,977
3.63%, 7/2/2024 (c)	8,000	8,596
Leidos, Inc. 2.30%, 2/15/2031	100,000	97,976
Lennox International, Inc. 1.35%, 8/1/2025	55,000	55,360
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	15,000	15,029
2.40%, 7/15/2031	25,000	25,105
3.20%, 7/15/2051	35,000	34,955
4.25%, 12/15/2047	135,000	157,719
Masco Corp.:
1.50%, 2/15/2028 (a)	25,000	24,381
2.00%, 2/15/2031	50,000	48,761
3.13%, 2/15/2051	15,000	14,885
Owens Corning 3.40%, 8/15/2026	137,000	148,605
Vulcan Materials Co.:
3.50%, 6/1/2030	100,000	110,220
4.70%, 3/1/2048	25,000	31,488
		1,606,065
Security Description	Principal Amount	Value
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	$ 10,000	$ 10,231
2.05%, 5/15/2030	10,000	10,194
2.70%, 5/15/2040	25,000	25,301
2.80%, 5/15/2050	120,000	120,245
Celanese US Holdings LLC 3.50%, 5/8/2024	45,000	48,170
Dow Chemical Co.:
3.63%, 5/15/2026	55,000	60,857
4.25%, 10/1/2034	265,000	306,499
4.80%, 11/30/2028	100,000	119,940
4.80%, 5/15/2049	110,000	140,873
5.25%, 11/15/2041	86,000	112,042
9.40%, 5/15/2039	50,000	88,043
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	238,000	283,648
5.32%, 11/15/2038	50,000	66,082
5.42%, 11/15/2048 (a)	60,000	83,324
Eastman Chemical Co. 4.65%, 10/15/2044	114,000	138,505
Ecolab, Inc.:
2.13%, 8/15/2050 (a)	50,000	44,439
3.25%, 12/1/2027	185,000	203,709
5.50%, 12/8/2041	3,000	4,182
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	10,000	10,251
FMC Corp.:
3.45%, 10/1/2029	15,000	16,362
4.50%, 10/1/2049	15,000	18,208
Huntsman International LLC:
2.95%, 6/15/2031	15,000	15,257
4.50%, 5/1/2029	163,000	185,484
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	15,000	19,428
Linde, Inc.:
2.00%, 8/10/2050	30,000	25,625
2.65%, 2/5/2025	12,000	12,713
2.70%, 2/21/2023	15,000	15,483
LYB International Finance B.V.:
4.00%, 7/15/2023	69,000	73,669
4.88%, 3/15/2044	100,000	124,602
5.25%, 7/15/2043	376,000	486,048
Mosaic Co.:
4.05%, 11/15/2027	100,000	112,074
4.88%, 11/15/2041	245,000	288,140
NewMarket Corp. 2.70%, 3/18/2031	100,000	100,167
Nutrien, Ltd.:
3.38%, 3/15/2025	100,000	107,839
4.90%, 6/1/2043	25,000	31,595
5.25%, 1/15/2045	47,000	62,565
PPG Industries, Inc. 1.20%, 3/15/2026	85,000	84,823

See accompanying notes to financial statements.
287

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Praxair, Inc. 1.10%, 8/10/2030	$ 50,000	$ 47,007
RPM International, Inc. 4.55%, 3/1/2029	115,000	132,304
Sherwin-Williams Co.:
3.45%, 8/1/2025	12,000	13,053
3.80%, 8/15/2049	175,000	201,005
Westlake Chemical Corp.:
3.60%, 8/15/2026	150,000	163,707
5.00%, 8/15/2046	92,000	116,381
		4,330,074
COMMERCIAL SERVICES — 1.1%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	75,000	71,644
1.70%, 5/15/2028	40,000	40,330
Block Financial LLC 3.88%, 8/15/2030	241,000	260,596
California Endowment Series 2021, 2.50%, 4/1/2051	25,000	23,996
California Institute of Technology 3.65%, 9/1/2119	39,000	44,087
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	14,048
Duke University Series 2020, 2.83%, 10/1/2055	20,000	20,845
Equifax, Inc.:
2.60%, 12/1/2024	60,000	63,241
3.30%, 12/15/2022	29,000	29,995
Georgetown University Series B, 4.32%, 4/1/2049	100,000	125,491
Global Payments, Inc.:
2.65%, 2/15/2025	200,000	210,680
2.90%, 5/15/2030	45,000	46,854
4.00%, 6/1/2023	50,000	53,138
Johns Hopkins University Series A, 2.81%, 1/1/2060	10,000	9,954
Leland Stanford Junior University 3.65%, 5/1/2048	50,000	60,442
Massachusetts Institute of Technology Series G, 2.29%, 7/1/2051 (a)	115,000	111,351
Moody's Corp.:
2.55%, 8/18/2060	50,000	44,411
3.25%, 5/20/2050	100,000	104,603
4.88%, 12/17/2048	25,000	32,895
Northwestern University:
Series 2017, 3.66%, 12/1/2057	25,000	30,337
Series 2020, 2.64%, 12/1/2050	25,000	25,016
Security Description	Principal Amount	Value
PayPal Holdings, Inc.:
1.65%, 6/1/2025	$ 15,000	$ 15,403
2.20%, 9/26/2022	160,000	163,851
2.30%, 6/1/2030	15,000	15,544
2.40%, 10/1/2024	120,000	126,488
2.85%, 10/1/2029	120,000	129,582
3.25%, 6/1/2050 (a)	15,000	16,316
Quanta Services, Inc. 2.90%, 10/1/2030	170,000	176,343
RELX Capital, Inc.:
3.00%, 5/22/2030	15,000	16,028
3.50%, 3/16/2023	433,000	454,252
S&P Global, Inc. 3.25%, 12/1/2049	115,000	123,896
Trustees of Boston College 3.13%, 7/1/2052	20,000	21,157
Trustees of Princeton University 5.70%, 3/1/2039	213,000	309,949
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	25,000	28,421
Series 2020, 2.40%, 10/1/2050 (a)	100,000	97,097
University of Chicago:
Series 20B, 2.76%, 4/1/2045	5,000	5,067
Series C, 2.55%, 4/1/2050	100,000	95,898
University of Southern California:
2.81%, 10/1/2050	100,000	101,615
Series A, 3.23%, 10/1/2120	20,000	19,824
Verisk Analytics, Inc.:
4.13%, 3/15/2029	100,000	113,645
5.50%, 6/15/2045	50,000	67,449
Yale University Series 2020, 2.40%, 4/15/2050	129,000	125,161
		3,646,940
COMPUTERS — 2.4%
Amdocs, Ltd. 2.54%, 6/15/2030	50,000	50,118
Apple, Inc.:
0.55%, 8/20/2025	250,000	247,250
0.70%, 2/8/2026	150,000	148,351
1.20%, 2/8/2028	150,000	147,766
1.65%, 2/8/2031 (a)	150,000	147,613
1.70%, 9/11/2022	107,000	108,824
1.80%, 9/11/2024	25,000	25,947
2.38%, 2/8/2041	100,000	97,287
2.40%, 8/20/2050	55,000	51,837
2.45%, 8/4/2026	700,000	744,590
2.65%, 5/11/2050	150,000	147,017
2.65%, 2/8/2051	150,000	147,149
2.80%, 2/8/2061	100,000	97,816
2.95%, 9/11/2049	215,000	222,927
3.00%, 2/9/2024	296,000	314,065

See accompanying notes to financial statements.
288

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.00%, 6/20/2027	$ 90,000	$ 98,883
3.20%, 5/11/2027	474,000	523,595
3.35%, 2/9/2027	150,000	166,506
3.75%, 11/13/2047	68,000	79,672
3.85%, 5/4/2043	100,000	119,022
4.25%, 2/9/2047	275,000	346,305
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	50,000	54,352
5.30%, 10/1/2029 (a)	100,000	120,608
5.85%, 7/15/2025	125,000	146,705
6.02%, 6/15/2026	228,000	273,452
8.10%, 7/15/2036	334,000	510,846
8.35%, 7/15/2046	119,000	194,690
DXC Technology Co. 4.75%, 4/15/2027	200,000	229,282
Genpact Luxembourg Sarl 3.38%, 12/1/2024	25,000	26,725
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	50,000	50,842
1.75%, 4/1/2026	50,000	50,581
4.45%, 10/2/2023	15,000	16,231
6.20%, 10/15/2035	315,000	427,496
6.35%, 10/15/2045	50,000	67,517
HP, Inc.:
1.45%, 6/17/2026 (d)	100,000	99,472
2.20%, 6/17/2025	50,000	51,906
2.65%, 6/17/2031 (d)	100,000	100,095
3.00%, 6/17/2027	50,000	53,587
3.40%, 6/17/2030	150,000	160,717
International Business Machines Corp.:
2.85%, 5/15/2040	100,000	101,107
3.00%, 5/15/2024	450,000	479,560
3.50%, 5/15/2029	100,000	111,952
3.63%, 2/12/2024	564,000	607,422
4.25%, 5/15/2049 (a)	160,000	197,904
6.22%, 8/1/2027	11,000	13,930
7.13%, 12/1/2096	15,000	26,184
Leidos, Inc. 3.63%, 5/15/2025	105,000	114,033
NetApp, Inc. 1.88%, 6/22/2025	115,000	118,318
		8,438,054
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	22,000	22,588
Series MTN, 4.00%, 8/15/2045	110,000	138,286
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	70,000	69,959
3.70%, 8/15/2042	19,000	21,291
6.00%, 5/15/2037	11,000	15,823
Security Description	Principal Amount	Value
Procter & Gamble Co.:
1.00%, 4/23/2026	$ 45,000	$ 45,363
1.20%, 10/29/2030	100,000	95,297
2.70%, 2/2/2026	142,000	153,303
2.80%, 3/25/2027	15,000	16,242
2.85%, 8/11/2027 (a)	50,000	54,505
Unilever Capital Corp.:
0.38%, 9/14/2023	100,000	100,101
5.90%, 11/15/2032	203,000	279,943
		1,012,701
DISTRIBUTION & WHOLESALE — 0.0% (e)
WW Grainger, Inc.:
1.85%, 2/15/2025	59,000	61,083
4.60%, 6/15/2045	24,000	30,995
		92,078
DIVERSIFIED FINANCIAL SERVICES — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	150,000	148,276
2.88%, 8/14/2024 (a)	15,000	15,686
3.65%, 7/21/2027 (a)	30,000	32,069
4.45%, 4/3/2026	115,000	126,326
4.50%, 9/15/2023	250,000	268,152
4.63%, 7/1/2022	131,000	136,254
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	15,000	16,182
Air Lease Corp.:
1.88%, 8/15/2026	50,000	50,046
3.00%, 9/15/2023	43,000	44,986
4.25%, 9/15/2024	193,000	210,679
Series MTN, 3.00%, 2/1/2030	425,000	430,584
Aircastle, Ltd.:
4.25%, 6/15/2026	135,000	146,533
4.40%, 9/25/2023	125,000	133,859
5.00%, 4/1/2023	15,000	16,046
Ally Financial, Inc.:
3.05%, 6/5/2023	415,000	432,974
8.00%, 11/1/2031	200,000	287,648
American Express Co.:
3.40%, 2/27/2023	359,000	375,851
4.20%, 11/6/2025	170,000	192,462
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	21,492
3.00%, 4/2/2025	75,000	80,336
3.70%, 10/15/2024	15,000	16,407
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	15,000	14,594
BGC Partners, Inc. 5.38%, 7/24/2023	55,000	59,440
BlackRock, Inc.:
2.40%, 4/30/2030	100,000	104,698

See accompanying notes to financial statements.
289

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.20%, 3/15/2027	$ 52,000	$ 57,610
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	24,091
Brookfield Finance LLC 3.45%, 4/15/2050	25,000	25,769
Brookfield Finance, Inc.:
2.72%, 4/15/2031	95,000	97,971
4.00%, 4/1/2024	148,000	160,009
4.35%, 4/15/2030	125,000	144,440
Capital One Bank USA NA 3.38%, 2/15/2023	100,000	104,611
Capital One Financial Corp.:
2.60%, 5/11/2023	30,000	31,153
3.20%, 2/5/2025	200,000	214,944
3.65%, 5/11/2027	125,000	138,987
3.90%, 1/29/2024	200,000	215,806
4.20%, 10/29/2025	200,000	223,268
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (a)	50,000	48,240
Charles Schwab Corp.:
0.75%, 3/18/2024	200,000	201,116
1.65%, 3/11/2031 (a)	80,000	77,714
2.00%, 3/20/2028	200,000	205,318
3.23%, 9/1/2022	11,000	11,359
3.25%, 5/22/2029	115,000	126,893
3.55%, 2/1/2024	47,000	50,572
CI Financial Corp.:
3.20%, 12/17/2030	180,000	184,799
4.10%, 6/15/2051	100,000	104,183
CME Group, Inc. 5.30%, 9/15/2043	211,000	302,998
Discover Financial Services 4.50%, 1/30/2026	265,000	299,940
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	96,091
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	440,000	528,471
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	70,000	70,308
3.75%, 9/21/2028	12,000	13,509
4.00%, 10/15/2023	119,000	128,192
4.25%, 9/21/2048	313,000	369,966
Jefferies Group LLC:
5.13%, 1/20/2023	23,000	24,594
6.50%, 1/20/2043	3,000	4,157
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	56,202
4.85%, 1/15/2027	112,000	130,276
Lazard Group LLC 4.50%, 9/19/2028	165,000	190,702
Legg Mason, Inc.:
4.75%, 3/15/2026	45,000	52,410
5.63%, 1/15/2044	86,000	120,319
Security Description	Principal Amount	Value
Mastercard, Inc.:
1.90%, 3/15/2031	$ 100,000	$ 101,025
2.00%, 3/3/2025	225,000	235,181
2.95%, 3/15/2051	95,000	99,593
3.95%, 2/26/2048	184,000	223,924
Nasdaq, Inc.:
2.50%, 12/21/2040	93,000	86,376
3.85%, 6/30/2026	38,000	42,327
Nomura Holdings, Inc. 1.85%, 7/16/2025	229,000	233,846
ORIX Corp.:
2.90%, 7/18/2022	33,000	33,851
3.25%, 12/4/2024	55,000	59,254
3.70%, 7/18/2027 (a)	41,000	45,787
Raymond James Financial, Inc. 4.95%, 7/15/2046	2,000	2,587
Synchrony Financial:
3.95%, 12/1/2027	125,000	139,096
4.25%, 8/15/2024	168,000	183,611
5.15%, 3/19/2029	90,000	106,663
Visa, Inc.:
0.75%, 8/15/2027 (a)	45,000	43,712
1.90%, 4/15/2027	325,000	335,800
2.00%, 8/15/2050	50,000	44,194
2.70%, 4/15/2040	110,000	113,781
3.15%, 12/14/2025	238,000	260,393
4.30%, 12/14/2045	250,000	321,465
Western Union Co.:
2.75%, 3/15/2031	150,000	149,982
4.25%, 6/9/2023 (a)	50,000	53,312
		11,114,328
ELECTRIC — 7.8%
AEP Texas, Inc.:
3.45%, 5/15/2051	35,000	36,196
3.80%, 10/1/2047	95,000	103,775
AEP Transmission Co. LLC:
3.15%, 9/15/2049	20,000	20,853
3.80%, 6/15/2049	150,000	173,629
4.25%, 9/15/2048	20,000	24,645
AES Corp.:
1.38%, 1/15/2026 (d)	75,000	74,253
2.45%, 1/15/2031 (d)	150,000	148,552
Alabama Power Co.:
3.13%, 7/15/2051	50,000	51,284
3.45%, 10/1/2049	175,000	191,221
4.15%, 8/15/2044	3,000	3,623
Series A, 4.30%, 7/15/2048	165,000	204,249
Ameren Corp.:
1.75%, 3/15/2028	75,000	74,368
2.50%, 9/15/2024	175,000	184,333
Ameren Illinois Co.:
2.90%, 6/15/2051	25,000	25,248
4.30%, 7/1/2044 (a)	16,000	19,097

See accompanying notes to financial statements.
290

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
American Electric Power Co., Inc. 3.25%, 3/1/2050	$ 15,000	$ 14,978
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	25,000	25,853
Arizona Public Service Co.:
3.15%, 5/15/2025	80,000	85,954
4.50%, 4/1/2042	185,000	226,588
Atlantic City Electric Co.:
2.30%, 3/15/2031	50,000	50,697
4.00%, 10/15/2028	25,000	28,483
Avangrid, Inc. 3.20%, 4/15/2025	341,000	366,609
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	250,000	252,977
3.20%, 9/15/2049	35,000	36,667
4.25%, 9/15/2048	69,000	84,801
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	15,000	15,520
3.25%, 4/15/2028	15,000	16,484
3.50%, 2/1/2025	19,000	20,545
3.75%, 11/15/2023	15,000	16,035
5.95%, 5/15/2037	256,000	352,724
6.13%, 4/1/2036	393,000	553,784
Black Hills Corp.:
3.88%, 10/15/2049	25,000	26,961
4.25%, 11/30/2023	15,000	16,124
4.35%, 5/1/2033	110,000	128,292
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	15,000	17,905
Series AC, 4.25%, 2/1/2049	178,000	222,208
Series AD, 2.90%, 7/1/2050	30,000	30,315
Series AE, 2.35%, 4/1/2031	55,000	56,448
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	30,000	30,048
2.50%, 9/1/2024	75,000	78,484
2.65%, 6/1/2031	20,000	20,408
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	125,000	136,701
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	48,000	61,046
CMS Energy Corp. 5 year CMT + 4.12%, 4.75%, 6/1/2050 (b)	125,000	139,361
Commonwealth Edison Co.:
2.55%, 6/15/2026	12,000	12,768
3.70%, 8/15/2028 (a)	217,000	246,890
4.00%, 3/1/2048 (a)	35,000	41,954
4.00%, 3/1/2049	15,000	17,977
Series 127, 3.20%, 11/15/2049	60,000	63,468
Connecticut Light & Power Co.:
4.00%, 4/1/2048	10,000	12,106
Security Description	Principal Amount	Value
Series A, 0.75%, 12/1/2025 (a)	$ 50,000	$ 49,394
Series A, 2.05%, 7/1/2031	100,000	100,777
Series A, 3.20%, 3/15/2027	170,000	186,798
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	100,000	101,951
3.60%, 6/15/2061	100,000	104,057
5.70%, 6/15/2040	370,000	501,013
Series 20B, 3.95%, 4/1/2050	117,000	133,064
Series A, 4.13%, 5/15/2049	50,000	58,394
Series C, 3.00%, 12/1/2060	155,000	143,426
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	40,000	39,994
Consumers Energy Co.:
2.50%, 5/1/2060	40,000	36,276
3.38%, 8/15/2023	25,000	26,395
4.05%, 5/15/2048	65,000	79,397
4.35%, 4/15/2049	136,000	173,815
Dayton Power & Light Co. 3.95%, 6/15/2049	15,000	16,744
Delmarva Power & Light Co. 4.15%, 5/15/2045	10,000	11,925
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	19,000	24,390
6.05%, 1/15/2038	11,000	15,606
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c)	120,000	127,302
4.25%, 6/1/2028	200,000	229,836
4.70%, 12/1/2044	115,000	143,537
Series B, 2.75%, 9/15/2022	100,000	102,115
Series B, 3.30%, 4/15/2041	65,000	68,203
Series C, 3.38%, 4/1/2030	160,000	174,442
DTE Electric Co.:
2.95%, 3/1/2050	60,000	61,544
3.70%, 3/15/2045	53,000	60,553
Series A, 1.90%, 4/1/2028	195,000	198,325
Series A, 4.00%, 4/1/2043	83,000	98,360
DTE Energy Co.:
2.85%, 10/1/2026	195,000	207,878
Series H, 0.55%, 11/1/2022	55,000	55,117
Duke Energy Carolinas LLC:
2.55%, 4/15/2031	25,000	25,996
3.20%, 8/15/2049	25,000	26,276
3.45%, 4/15/2051	30,000	33,270
3.95%, 11/15/2028	285,000	326,864
3.95%, 3/15/2048	116,000	136,133
6.05%, 4/15/2038	170,000	241,572
6.10%, 6/1/2037	125,000	174,105
Duke Energy Corp.:
2.55%, 6/15/2031	50,000	50,699
3.05%, 8/15/2022	15,000	15,338
3.30%, 6/15/2041	50,000	51,181
3.40%, 6/15/2029	25,000	27,391
3.50%, 6/15/2051	50,000	51,696

See accompanying notes to financial statements.
291

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.75%, 4/15/2024	$ 308,000	$ 331,673
Duke Energy Florida LLC:
2.50%, 12/1/2029	25,000	26,236
4.20%, 7/15/2048	15,000	18,392
6.35%, 9/15/2037	150,000	221,478
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	15,000	16,713
3.70%, 6/15/2046	110,000	122,950
4.30%, 2/1/2049	167,000	206,173
Duke Energy Progress LLC:
2.50%, 8/15/2050 (a)	25,000	23,054
3.45%, 3/15/2029	21,000	23,269
3.70%, 10/15/2046	13,000	14,728
4.20%, 8/15/2045	125,000	150,682
Edison International:
4.13%, 3/15/2028	101,000	107,507
5.75%, 6/15/2027 (a)	105,000	119,616
Emera US Finance L.P.:
0.83%, 6/15/2024 (d)	25,000	24,903
2.64%, 6/15/2031 (d)	35,000	35,228
3.55%, 6/15/2026	185,000	202,314
Enel Americas SA 4.00%, 10/25/2026	100,000	108,944
Enel Chile SA 4.88%, 6/12/2028	314,000	362,654
Entergy Arkansas LLC 3.50%, 4/1/2026	35,000	38,474
Entergy Corp.:
0.90%, 9/15/2025	150,000	148,210
1.90%, 6/15/2028 (a)	40,000	39,935
2.40%, 6/15/2031	50,000	49,964
2.80%, 6/15/2030	50,000	51,997
Entergy Louisiana LLC:
0.62%, 11/17/2023	50,000	50,065
1.60%, 12/15/2030	50,000	47,894
2.35%, 6/15/2032	100,000	101,419
2.90%, 3/15/2051	55,000	54,699
3.05%, 6/1/2031	6,000	6,493
3.12%, 9/1/2027 (a)	50,000	54,562
Entergy Mississippi LLC:
3.50%, 6/1/2051	30,000	33,068
3.85%, 6/1/2049	55,000	63,664
Entergy Texas, Inc.:
3.55%, 9/30/2049	105,000	112,800
4.00%, 3/30/2029	25,000	28,200
4.50%, 3/30/2039	25,000	29,560
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	26,362
4.63%, 9/1/2043	22,000	26,925
Evergy Metro, Inc. Series 2019, 4.13%, 4/1/2049	100,000	120,688
Evergy, Inc. 2.90%, 9/15/2029	75,000	79,390
Eversource Energy:
2.55%, 3/15/2031	150,000	153,778
Security Description	Principal Amount	Value
3.45%, 1/15/2050	$ 50,000	$ 52,826
Exelon Corp.:
3.40%, 4/15/2026	140,000	152,488
3.95%, 6/15/2025	15,000	16,506
5.10%, 6/15/2045	64,000	83,847
Exelon Generation Co. LLC:
5.60%, 6/15/2042	100,000	117,355
6.25%, 10/1/2039	100,000	123,189
Florida Power & Light Co.:
3.13%, 12/1/2025	15,000	16,293
3.15%, 10/1/2049	130,000	141,162
4.05%, 10/1/2044	50,000	60,858
4.13%, 2/1/2042	5,000	6,093
5.69%, 3/1/2040	50,000	71,374
5.95%, 2/1/2038	125,000	180,271
Fortis, Inc. 3.06%, 10/4/2026	75,000	80,638
Georgia Power Co.:
4.30%, 3/15/2043	207,000	245,057
Series A, 2.10%, 7/30/2023	140,000	144,606
Indiana Michigan Power Co.:
3.25%, 5/1/2051	30,000	31,412
4.25%, 8/15/2048	130,000	158,211
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	53,799
4.10%, 9/26/2028	25,000	28,715
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	41,148
3.35%, 11/15/2027	50,000	54,568
Kentucky Utilities Co.:
3.30%, 6/1/2050	115,000	121,492
5.13%, 11/1/2040	50,000	65,413
MidAmerican Energy Co.:
3.10%, 5/1/2027	2,000	2,185
3.15%, 4/15/2050	25,000	26,724
3.95%, 8/1/2047	100,000	118,541
4.25%, 7/15/2049 (a)	125,000	157,022
4.80%, 9/15/2043	170,000	220,284
Mississippi Power Co. Series B, 3.10%, 7/30/2051	15,000	15,070
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	50,000	49,870
1.00%, 6/15/2026	100,000	99,200
1.35%, 3/15/2031	75,000	69,666
2.95%, 2/7/2024	100,000	105,562
4.40%, 11/1/2048	40,000	50,718
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (b)	91,000	95,307
Series MTN, 1.65%, 6/15/2031	100,000	95,251
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	165,000	185,811
Series DD, 2.40%, 5/1/2030	15,000	15,465

See accompanying notes to financial statements.
292

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	$ 45,000	$ 45,156
1.90%, 6/15/2028	165,000	166,866
2.25%, 6/1/2030	80,000	80,743
2.75%, 5/1/2025	150,000	159,382
2.75%, 11/1/2029	15,000	15,850
3.15%, 4/1/2024	415,000	441,444
Northern States Power Co.:
2.60%, 6/1/2051	50,000	48,163
4.85%, 8/15/2040	8,000	10,119
NSTAR Electric Co.:
3.10%, 6/1/2051	30,000	31,293
4.40%, 3/1/2044	8,000	9,932
OGE Energy Corp. 0.70%, 5/26/2023	20,000	19,997
Oglethorpe Power Corp.:
3.75%, 8/1/2050	65,000	68,726
5.05%, 10/1/2048	15,000	18,861
Ohio Power Co. Series Q, 1.63%, 1/15/2031 (a)	35,000	33,660
Oklahoma Gas & Electric Co.:
0.55%, 5/26/2023	30,000	30,005
3.25%, 4/1/2030	15,000	16,317
3.85%, 8/15/2047	8,000	9,125
4.55%, 3/15/2044	11,000	13,344
5.25%, 5/15/2041	5,000	6,436
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	210,000	204,979
2.75%, 6/1/2024	45,000	47,755
3.70%, 11/15/2028	260,000	294,195
3.80%, 6/1/2049	25,000	29,673
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	15,000	15,002
2.50%, 2/1/2031	50,000	46,913
3.00%, 6/15/2028	200,000	200,894
3.30%, 3/15/2027 (a)	15,000	15,531
3.30%, 12/1/2027	15,000	15,390
3.30%, 8/1/2040	50,000	45,472
3.40%, 8/15/2024	50,000	52,454
3.45%, 7/1/2025	435,000	455,854
3.75%, 7/1/2028	15,000	15,824
3.85%, 11/15/2023	50,000	52,450
4.20%, 6/1/2041	55,000	54,127
4.50%, 7/1/2040	175,000	175,009
4.95%, 7/1/2050	312,000	321,379
PacifiCorp:
6.00%, 1/15/2039	210,000	297,301
6.35%, 7/15/2038	85,000	123,224
PECO Energy Co.:
2.80%, 6/15/2050	25,000	24,923
3.00%, 9/15/2049	20,000	20,755
3.05%, 3/15/2051	30,000	31,321
3.90%, 3/1/2048	15,000	17,874
Security Description	Principal Amount	Value
4.15%, 10/1/2044	$ 104,000	$ 125,859
PPL Capital Funding, Inc. 3.10%, 5/15/2026	232,000	249,500
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	20,000	20,650
3.95%, 6/1/2047	5,000	5,936
4.13%, 6/15/2044	8,000	9,558
Progress Energy, Inc. 6.00%, 12/1/2039	195,000	268,995
Public Service Co. of Colorado:
1.88%, 6/15/2031	35,000	34,809
3.70%, 6/15/2028	25,000	28,242
4.05%, 9/15/2049	94,000	115,894
4.30%, 3/15/2044	92,000	112,317
Series 35, 1.90%, 1/15/2031	50,000	49,628
Series 36, 2.70%, 1/15/2051	25,000	24,631
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	125,000	141,859
Series V, 2.20%, 6/15/2031	60,000	61,173
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (a)	100,000	99,564
Series MTN, 2.25%, 9/15/2026	25,000	26,239
Series MTN, 2.70%, 5/1/2050	25,000	24,600
Series MTN, 3.00%, 3/1/2051	100,000	103,694
Series MTN, 3.15%, 1/1/2050	30,000	32,001
Series MTN, 3.20%, 5/15/2029	25,000	27,486
Series MTN, 3.20%, 8/1/2049	50,000	53,619
Series MTN, 3.25%, 9/1/2023	25,000	26,451
Series MTN, 3.85%, 5/1/2049	60,000	71,196
Series MTN, 5.50%, 3/1/2040	10,000	13,710
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	120,000	127,289
Puget Energy, Inc.:
2.38%, 6/15/2028 (d)	200,000	202,024
3.65%, 5/15/2025	45,000	48,497
4.10%, 6/15/2030	65,000	72,903
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	55,000	58,465
Sempra Energy:
2.88%, 10/1/2022	15,000	15,355
3.25%, 6/15/2027	312,000	338,420
6.00%, 10/15/2039	205,000	285,227

See accompanying notes to financial statements.
293

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Southern California Edison Co.:
2.85%, 8/1/2029 (a)	$ 20,000	$ 20,767
4.00%, 4/1/2047	184,000	193,752
4.65%, 10/1/2043	137,000	157,540
6.00%, 1/15/2034	200,000	259,930
6.05%, 3/15/2039	150,000	199,812
Series 13-A, 3.90%, 3/15/2043	102,000	106,958
Series A, 4.20%, 3/1/2029	225,000	254,164
Series C, 3.60%, 2/1/2045	35,000	35,109
Series C, 4.13%, 3/1/2048	218,000	233,186
Series E, 3.70%, 8/1/2025	89,000	96,991
Southern Co.:
Series 2021-A, 5 year CMT + 2.915%, 3.75%, 9/15/2051 (b)	140,000	141,718
Series A, 3.70%, 4/30/2030	200,000	220,776
Southern Power Co.:
0.90%, 1/15/2026	65,000	63,887
5.15%, 9/15/2041	25,000	30,439
5.25%, 7/15/2043	48,000	58,892
Southwestern Electric Power Co.:
6.20%, 3/15/2040	160,000	223,714
Series M, 4.10%, 9/15/2028	205,000	233,839
Series N, 1.65%, 3/15/2026	50,000	50,661
Southwestern Public Service Co.:
3.70%, 8/15/2047	210,000	236,565
Series 6, 4.40%, 11/15/2048	205,000	256,998
Tampa Electric Co.:
2.40%, 3/15/2031	30,000	30,731
2.60%, 9/15/2022	16,000	16,314
3.45%, 3/15/2051	25,000	27,439
Tucson Electric Power Co.:
3.25%, 5/1/2051	15,000	15,521
4.00%, 6/15/2050	110,000	128,267
Union Electric Co.:
2.15%, 3/15/2032	250,000	250,650
3.25%, 10/1/2049	40,000	42,650
Virginia Electric & Power Co.:
3.30%, 12/1/2049	50,000	53,744
Series B, 3.80%, 9/15/2047	160,000	183,414
WEC Energy Group, Inc.:
0.55%, 9/15/2023 (a)	100,000	100,041
1.38%, 10/15/2027	50,000	48,874
Wisconsin Electric Power Co.:
1.70%, 6/15/2028	65,000	65,216
3.10%, 6/1/2025	19,000	20,400
5.70%, 12/1/2036	5,000	6,818
Wisconsin Power & Light Co. 3.65%, 4/1/2050	15,000	16,990
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	20,000	21,408
3.67%, 12/1/2042	2,000	2,270
Security Description	Principal Amount	Value
Xcel Energy, Inc.:
3.30%, 6/1/2025	$ 86,000	$ 92,692
3.40%, 6/1/2030	15,000	16,482
		26,998,424
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Emerson Electric Co.:
1.95%, 10/15/2030 (a)	61,000	61,683
2.63%, 2/15/2023	27,000	27,858
2.75%, 10/15/2050	23,000	22,998
5.25%, 11/15/2039	11,000	14,835
		127,374
ELECTRONICS — 0.6%
Agilent Technologies, Inc.:
2.30%, 3/12/2031	150,000	150,100
2.75%, 9/15/2029 (a)	15,000	15,734
3.05%, 9/22/2026	11,000	11,876
Amphenol Corp.:
2.80%, 2/15/2030	25,000	26,460
4.35%, 6/1/2029	10,000	11,730
Arrow Electronics, Inc. 3.88%, 1/12/2028	125,000	140,016
Avnet, Inc. 3.00%, 5/15/2031	100,000	99,771
Flex, Ltd.:
4.75%, 6/15/2025	66,000	73,600
5.00%, 2/15/2023	76,000	81,023
FLIR Systems, Inc. 2.50%, 8/1/2030	10,000	10,052
Honeywell International, Inc.:
0.48%, 8/19/2022	145,000	145,033
1.95%, 6/1/2030	50,000	50,801
2.30%, 8/15/2024	175,000	183,785
3.81%, 11/21/2047	125,000	149,365
Hubbell, Inc. 2.30%, 3/15/2031	60,000	60,236
Jabil, Inc. 3.95%, 1/12/2028	206,000	229,058
Legrand France SA 8.50%, 2/15/2025	100,000	126,383
Trimble, Inc. 4.90%, 6/15/2028	150,000	175,876
Tyco Electronics Group SA 3.45%, 8/1/2024	11,000	11,781
Vontier Corp.:
1.80%, 4/1/2026 (d)	65,000	64,789
2.40%, 4/1/2028 (d)	150,000	148,907
2.95%, 4/1/2031 (d)	75,000	75,290
		2,041,666
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
0.88%, 11/15/2025	100,000	99,161
1.45%, 2/15/2031 (a)	50,000	46,878
3.38%, 11/15/2027	214,000	235,177

See accompanying notes to financial statements.
294

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Waste Connections, Inc.:
3.05%, 4/1/2050	$ 10,000	$ 10,178
3.50%, 5/1/2029	125,000	137,700
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	19,824
1.50%, 3/15/2031	30,000	28,392
2.00%, 6/1/2029	50,000	50,487
2.90%, 9/15/2022	176,000	180,243
2.95%, 6/1/2041	35,000	36,085
		844,125
FOOD — 1.1%
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	15,000	15,111
3.13%, 4/24/2050	15,000	14,603
3.95%, 3/15/2025	50,000	55,116
4.15%, 3/15/2028	50,000	56,996
4.80%, 3/15/2048	120,000	147,941
Conagra Brands, Inc.:
1.38%, 11/1/2027	200,000	195,182
4.30%, 5/1/2024	250,000	274,325
5.30%, 11/1/2038	165,000	209,862
Flowers Foods, Inc. 2.40%, 3/15/2031 (a)	45,000	45,088
General Mills, Inc.:
2.88%, 4/15/2030 (a)	15,000	15,905
3.20%, 2/10/2027 (a)	275,000	299,678
3.65%, 2/15/2024	10,000	10,711
Hershey Co.:
1.70%, 6/1/2030	20,000	19,890
2.05%, 11/15/2024 (a)	50,000	52,206
2.65%, 6/1/2050 (a)	15,000	14,749
Hormel Foods Corp.:
0.65%, 6/3/2024	35,000	35,067
1.70%, 6/3/2028	70,000	70,384
1.80%, 6/11/2030	30,000	29,783
3.05%, 6/3/2051	45,000	46,842
JM Smucker Co.:
2.38%, 3/15/2030 (a)	130,000	132,538
3.55%, 3/15/2050	25,000	26,961
Kellogg Co.:
3.25%, 4/1/2026	150,000	163,770
Series B, 7.45%, 4/1/2031	65,000	94,219
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040 (a)	16,000	21,922
Kroger Co 3.95%, 1/15/2050 (a)	125,000	142,714
Kroger Co.:
1.70%, 1/15/2031 (a)	95,000	91,103
2.20%, 5/1/2030	65,000	65,372
4.50%, 1/15/2029 (a)	40,000	47,284
5.00%, 4/15/2042	91,000	114,931
5.15%, 8/1/2043	78,000	100,834
5.40%, 7/15/2040	63,000	82,771
McCormick & Co., Inc.:
0.90%, 2/15/2026	70,000	68,792
Security Description	Principal Amount	Value
1.85%, 2/15/2031	$ 50,000	$ 48,338
2.50%, 4/15/2030	20,000	20,545
3.25%, 11/15/2025	19,000	20,600
Mondelez International, Inc.:
1.50%, 5/4/2025	315,000	320,320
2.63%, 9/4/2050	10,000	9,311
Sysco Corp.:
3.30%, 2/15/2050	10,000	10,036
4.50%, 4/1/2046	139,000	164,640
6.60%, 4/1/2040	105,000	154,847
6.60%, 4/1/2050	235,000	365,197
Tyson Foods, Inc.:
4.55%, 6/2/2047	50,000	61,104
5.15%, 8/15/2044	26,000	33,639
		3,971,227
FOREST PRODUCTS & PAPER — 0.4%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	50,000	53,843
4.50%, 8/1/2024	100,000	107,814
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	50,000	54,009
5.50%, 1/17/2027	100,000	116,301
Georgia-Pacific LLC 8.00%, 1/15/2024	300,000	355,227
International Paper Co.:
5.15%, 5/15/2046	50,000	66,944
7.30%, 11/15/2039	155,000	242,045
Suzano Austria GmbH:
3.13%, 1/15/2032	20,000	19,792
6.00%, 1/15/2029	315,000	374,976
		1,390,951
GAS — 0.6%
Atmos Energy Corp.:
0.63%, 3/9/2023	35,000	35,009
1.50%, 1/15/2031	100,000	94,821
3.00%, 6/15/2027	22,000	23,787
4.13%, 10/15/2044	159,000	187,183
4.15%, 1/15/2043	121,000	141,682
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	45,000	45,003
4.00%, 4/1/2028	20,000	22,505
National Fuel Gas Co.:
2.95%, 3/1/2031	15,000	15,130
3.75%, 3/1/2023	29,000	30,253
5.50%, 1/15/2026	125,000	144,759
NiSource, Inc.:
0.95%, 8/15/2025	30,000	29,773
2.95%, 9/1/2029	110,000	116,435
3.60%, 5/1/2030	54,000	59,784
3.95%, 3/30/2048	28,000	32,000
5.65%, 2/1/2045	5,000	6,850
5.95%, 6/15/2041	23,000	32,148

See accompanying notes to financial statements.
295

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
ONE Gas, Inc.:
0.85%, 3/11/2023	$ 100,000	$ 100,053
1.10%, 3/11/2024	100,000	100,124
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	91,000	100,204
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,565
Series UU, 4.13%, 6/1/2048	120,000	144,136
Series VV, 4.30%, 1/15/2049	145,000	181,087
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	100,000	117,794
5.88%, 3/15/2041	100,000	138,502
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	25,000	28,076
		1,930,663
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.80%, 3/1/2031	65,000	65,608
Snap-on, Inc.:
3.10%, 5/1/2050	15,000	15,885
4.10%, 3/1/2048	43,000	52,753
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	50,000	51,902
3.40%, 3/1/2026	135,000	148,478
4.25%, 11/15/2028 (a)	148,000	172,599
4.85%, 11/15/2048	110,000	148,300
		655,525
HEALTH CARE PRODUCTS — 0.8%
Abbott Laboratories:
1.15%, 1/30/2028	125,000	122,522
1.40%, 6/30/2030 (a)	50,000	48,364
2.95%, 3/15/2025	200,000	214,870
3.40%, 11/30/2023	115,000	122,575
4.90%, 11/30/2046	215,000	293,410
6.15%, 11/30/2037	5,000	7,367
Baxter International, Inc. 2.60%, 8/15/2026	75,000	79,790
Boston Scientific Corp.:
3.45%, 3/1/2024	315,000	336,373
4.55%, 3/1/2039	15,000	18,319
7.38%, 1/15/2040	35,000	55,401
Danaher Corp.:
2.60%, 10/1/2050 (a)	65,000	62,078
3.35%, 9/15/2025 (a)	138,000	150,982
Dentsply Sirona, Inc. 3.25%, 6/1/2030	30,000	32,107
Koninklijke Philips NV 5.00%, 3/15/2042	38,000	50,535
Medtronic, Inc.:
3.50%, 3/15/2025 (a)	178,000	195,380
4.63%, 3/15/2045	154,000	202,008
PerkinElmer, Inc.:
2.55%, 3/15/2031	85,000	87,235
Security Description	Principal Amount	Value
3.30%, 9/15/2029	$ 15,000	$ 16,230
3.63%, 3/15/2051	30,000	32,542
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	50,000	53,105
Stryker Corp.:
0.60%, 12/1/2023	40,000	39,992
3.38%, 5/15/2024	77,000	82,590
4.10%, 4/1/2043	58,000	67,989
4.63%, 3/15/2046	129,000	165,183
Thermo Fisher Scientific, Inc. 3.65%, 12/15/2025	188,000	207,217
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	123,000	133,470
		2,877,634
HEALTH CARE SERVICES — 3.3%
Adventist Health System 3.63%, 3/1/2049	15,000	16,396
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	25,000	27,590
3.83%, 8/15/2028	100,000	113,221
Aetna, Inc.:
2.80%, 6/15/2023	188,000	195,678
6.63%, 6/15/2036	169,000	246,231
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051 (a)	40,000	39,360
Allina Health System Series 2019, 3.89%, 4/15/2049	100,000	115,668
Anthem, Inc.:
0.45%, 3/15/2023	40,000	40,044
1.50%, 3/15/2026 (a)	50,000	50,610
2.25%, 5/15/2030	100,000	100,868
2.38%, 1/15/2025	120,000	125,645
2.55%, 3/15/2031	50,000	51,574
3.13%, 5/15/2050	30,000	30,688
3.30%, 1/15/2023	623,000	650,013
3.60%, 3/15/2051	130,000	142,860
Ascension Health:
4.85%, 11/15/2053	100,000	140,478
Series B, 3.11%, 11/15/2039	20,000	21,379
Banner Health:
2.91%, 1/1/2051	25,000	25,311
Series 2020, 3.18%, 1/1/2050	25,000	26,508
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	53,996
Baylor Scott & White Holdings 4.19%, 11/15/2045	51,000	62,823
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	50,000	51,838

See accompanying notes to financial statements.
296

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	$ 25,000	$ 25,557
Children's Health System of Texas 2.51%, 8/15/2050	110,000	102,177
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	71,000	67,445
Series 2020, 2.93%, 7/15/2050 (a)	15,000	14,777
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	50,000	49,462
Cigna Holding Co. 5.38%, 2/15/2042	25,000	30,778
City of Hope Series 2013, 5.62%, 11/15/2043	150,000	211,494
CommonSpirit Health:
1.55%, 10/1/2025	100,000	100,876
2.78%, 10/1/2030	25,000	26,014
3.35%, 10/1/2029	5,000	5,419
3.82%, 10/1/2049	110,000	122,804
3.91%, 10/1/2050	100,000	110,449
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	25,000	24,881
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	10,000	12,000
Hackensack Meridian Health, Inc.:
4.50%, 7/1/2057	100,000	131,026
Series 2020, 2.88%, 9/1/2050	50,000	49,423
Hartford HealthCare Corp. 3.45%, 7/1/2054	25,000	26,260
HCA, Inc.:
2.38%, 7/15/2031	100,000	98,970
3.50%, 7/15/2051	100,000	100,027
4.13%, 6/15/2029	93,000	104,874
4.50%, 2/15/2027	88,000	99,497
4.75%, 5/1/2023	110,000	117,911
5.00%, 3/15/2024	20,000	22,105
5.25%, 4/15/2025	65,000	74,436
5.25%, 6/15/2026	215,000	248,706
5.25%, 6/15/2049	45,000	57,437
5.50%, 6/15/2047	125,000	162,781
Humana, Inc.:
2.90%, 12/15/2022	15,000	15,492
3.15%, 12/1/2022	15,000	15,465
4.80%, 3/15/2047	186,000	235,336
Security Description	Principal Amount	Value
4.88%, 4/1/2030	$ 15,000	$ 18,102
4.95%, 10/1/2044	72,000	93,010
8.15%, 6/15/2038	5,000	8,011
Indiana University Health, Inc. Obligated Group:
3.97%, 11/1/2048	100,000	120,177
Series 2021, 2.85%, 11/1/2051	15,000	15,074
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	50,000	56,296
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	111,298
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	125,000	147,971
Kaiser Foundation Hospitals:
Series 2019, 3.27%, 11/1/2049	175,000	190,101
Series 2021, 2.81%, 6/1/2041	65,000	66,412
Series 2021, 3.00%, 6/1/2051	70,000	72,206
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	70,006
2.30%, 12/1/2024	25,000	26,180
2.70%, 6/1/2031 (a)	100,000	101,753
2.95%, 12/1/2029	15,000	15,797
3.60%, 2/1/2025	95,000	102,784
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	25,000	29,083
Mayo Clinic:
Series 2016, 4.13%, 11/15/2052	25,000	31,460
Series 2021, 3.20%, 11/15/2061	100,000	107,668
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	15,000	18,678
Memorial Sloan-Kettering Cancer Center Series 2020, 2.96%, 1/1/2050	50,000	51,126
Methodist Hospital Series 20A, 2.71%, 12/1/2050	15,000	14,538
Montefiore Obligated Group 4.29%, 9/1/2050	125,000	133,975
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	229,000	251,907
New York and Presbyterian Hospital:
2.61%, 8/1/2060	40,000	37,205

See accompanying notes to financial statements.
297

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series 2019, 3.95%, 8/1/2119	$ 70,000	$ 82,572
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	125,000	139,030
4.26%, 11/1/2047	150,000	177,405
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	15,000	13,971
NYU Langone Hospitals 4.78%, 7/1/2044	130,000	166,799
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	15,000	15,621
Orlando Health Obligated Group 3.33%, 10/1/2050	85,000	90,811
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	100,000	100,882
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	20,000	20,965
Series A, 3.93%, 10/1/2048	50,000	58,026
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	20,000	20,896
2.95%, 6/30/2030	10,000	10,597
3.45%, 6/1/2026	100,000	109,785
4.20%, 6/30/2029	215,000	247,996
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	35,000	36,895
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049 (a)	25,000	27,818
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	75,000	73,574
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	10,000	11,071
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	205,000	215,459
Stanford Health Care:
3.03%, 8/15/2051	15,000	15,524
Series 2018, 3.80%, 11/15/2048	25,000	29,447
Sutter Health:
Series 20A, 2.29%, 8/15/2030	100,000	100,938
Series 20A, 3.36%, 8/15/2050	100,000	106,242
Security Description	Principal Amount	Value
Texas Health Resources:
2.33%, 11/15/2050	$ 15,000	$ 13,610
4.33%, 11/15/2055	25,000	32,606
Toledo Hospital 6.02%, 11/15/2048	15,000	18,527
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	15,000	14,783
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	65,000	64,952
1.25%, 1/15/2026	20,000	20,172
2.00%, 5/15/2030 (a)	25,000	25,207
2.38%, 8/15/2024	70,000	73,646
2.75%, 2/15/2023	40,000	41,320
2.88%, 3/15/2023	32,000	33,379
2.90%, 5/15/2050	125,000	126,056
3.05%, 5/15/2041	100,000	104,778
3.25%, 5/15/2051	100,000	106,909
3.50%, 6/15/2023	60,000	63,650
3.50%, 8/15/2039	30,000	33,490
3.70%, 8/15/2049	15,000	17,209
3.75%, 7/15/2025	311,000	345,030
3.85%, 6/15/2028	400,000	459,548
4.25%, 3/15/2043	231,000	283,167
4.25%, 6/15/2048	332,000	410,926
4.38%, 3/15/2042	50,000	61,679
4.63%, 7/15/2035	216,000	273,495
Universal Health Services, Inc. 2.65%, 10/15/2030 (d)	50,000	50,246
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	200,000	256,824
Series 2021, 3.07%, 3/1/2051	25,000	24,666
		11,511,675
HOME BUILDERS — 0.2%
D.R.Horton, Inc. 1.40%, 10/15/2027 (a)	200,000	195,920
Lennar Corp.:
4.50%, 4/30/2024	100,000	109,421
4.75%, 11/29/2027 (a)	100,000	115,554
4.88%, 12/15/2023	100,000	108,769
5.00%, 6/15/2027	15,000	17,361
MDC Holdings, Inc. 6.00%, 1/15/2043	100,000	128,951
PulteGroup, Inc. 5.00%, 1/15/2027 (a)	100,000	116,857
		792,833
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	130,000	141,540
Whirlpool Corp.:
2.40%, 5/15/2031	5,000	5,044
4.60%, 5/15/2050	150,000	186,084

See accompanying notes to financial statements.
298

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.75%, 2/26/2029	$ 15,000	$ 17,783
		350,451
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	40,000	47,677
Clorox Co.:
1.80%, 5/15/2030	5,000	4,917
3.10%, 10/1/2027	119,000	129,695
Kimberly-Clark Corp.:
1.05%, 9/15/2027	215,000	210,341
2.40%, 6/1/2023	57,000	59,195
3.70%, 6/1/2043	3,000	3,402
		455,227
INSURANCE — 3.2%
Aflac, Inc.:
1.13%, 3/15/2026 (a)	40,000	40,084
2.88%, 10/15/2026	38,000	40,883
3.25%, 3/17/2025	86,000	93,160
3.60%, 4/1/2030	30,000	33,819
3.63%, 11/15/2024	16,000	17,544
6.45%, 8/15/2040	4,000	5,780
Allstate Corp.:
3.15%, 6/15/2023	8,000	8,420
3.28%, 12/15/2026	38,000	41,963
4.20%, 12/15/2046	38,000	46,751
4.50%, 6/15/2043	166,000	209,082
American Financial Group, Inc. 5.25%, 4/2/2030	25,000	30,693
American International Group, Inc.:
2.50%, 6/30/2025	50,000	52,748
3.88%, 1/15/2035	50,000	56,515
4.25%, 3/15/2029	15,000	17,313
4.38%, 6/30/2050	110,000	133,957
4.38%, 1/15/2055	100,000	121,524
6.25%, 5/1/2036	500,000	697,845
Aon Corp. 2.20%, 11/15/2022	20,000	20,492
Aon PLC:
3.50%, 6/14/2024	141,000	151,630
4.00%, 11/27/2023	15,000	16,092
4.60%, 6/14/2044	86,000	107,484
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	65,173
Assurant, Inc.:
2.65%, 1/15/2032	50,000	49,900
4.00%, 3/15/2023	50,000	52,880
Assured Guaranty US Holdings, Inc. 3.15%, 6/15/2031	70,000	72,717
Athene Holding, Ltd.:
3.95%, 5/25/2051	50,000	53,530
4.13%, 1/12/2028	200,000	223,520
AXIS Specialty Finance LLC 3.90%, 7/15/2029	66,000	72,729
Security Description	Principal Amount	Value
AXIS Specialty Finance PLC 4.00%, 12/6/2027	$ 165,000	$ 182,841
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	40,000	39,095
4.20%, 8/15/2048	150,000	185,199
4.25%, 1/15/2049	150,000	186,288
4.30%, 5/15/2043	41,000	51,017
4.40%, 5/15/2042	217,000	272,569
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	386,000	421,983
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (a)	346,000	377,745
Brown & Brown, Inc. 2.38%, 3/15/2031	15,000	14,997
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (a)	235,000	223,563
2.70%, 3/13/2023	20,000	20,800
3.35%, 5/3/2026	110,000	120,919
CNA Financial Corp. 4.50%, 3/1/2026	76,000	86,157
CNO Financial Group, Inc. 5.25%, 5/30/2029	100,000	119,105
Equitable Holdings, Inc. 5.00%, 4/20/2048	70,000	89,295
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	100,000	106,729
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031 (d)	70,000	73,083
4.63%, 4/29/2030	244,000	279,143
Fidelity National Financial, Inc. 2.45%, 3/15/2031	125,000	124,666
First American Financial Corp. 4.00%, 5/15/2030	20,000	22,221
Globe Life, Inc.:
2.15%, 8/15/2030	25,000	24,699
4.55%, 9/15/2028	40,000	46,794
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	5,000	5,023
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	15,000	16,493
4.30%, 4/15/2043	101,000	119,939
Lincoln National Corp.:
3.35%, 3/9/2025	16,000	17,327
3.80%, 3/1/2028	150,000	167,988
4.00%, 9/1/2023	17,000	18,254
4.38%, 6/15/2050	15,000	18,080
Loews Corp.:
3.75%, 4/1/2026	105,000	116,781
6.00%, 2/1/2035	5,000	6,807
Manulife Financial Corp.:
2.48%, 5/19/2027	135,000	142,555
4.15%, 3/4/2026	148,000	167,165

See accompanying notes to financial statements.
299

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Markel Corp.:
3.45%, 5/7/2052	$ 135,000	$ 139,216
4.15%, 9/17/2050	25,000	28,878
5.00%, 5/20/2049	10,000	12,963
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	20,000	20,265
3.50%, 3/10/2025	65,000	70,667
3.75%, 3/14/2026	75,000	83,362
4.38%, 3/15/2029	322,000	377,696
4.90%, 3/15/2049	120,000	163,969
MetLife, Inc.:
3.00%, 3/1/2025	15,000	16,121
3.60%, 4/10/2024	172,000	186,035
4.05%, 3/1/2045	52,000	62,432
4.13%, 8/13/2042	125,000	149,432
Series D, 4.37%, 9/15/2023	301,000	326,188
Old Republic International Corp. 3.85%, 6/11/2051	55,000	58,420
Principal Financial Group, Inc.:
2.13%, 6/15/2030	100,000	99,873
3.70%, 5/15/2029	25,000	28,088
Progressive Corp.:
2.45%, 1/15/2027	123,000	130,518
4.35%, 4/25/2044	19,000	23,672
Prudential Financial, Inc.:
3.94%, 12/7/2049	285,000	334,450
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	174,000	187,595
5 year CMT + 3.04%, 3.70%, 10/1/2050 (a) (b)	206,000	215,369
Series MTN, 4.42%, 3/27/2048	45,000	56,172
Series MTN, 4.60%, 5/15/2044	218,000	278,015
Series MTN, 5.70%, 12/14/2036	65,000	89,482
Prudential PLC 3.13%, 4/14/2030	25,000	26,929
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	15,000	16,806
Series MTN, 4.70%, 9/15/2023	50,000	54,319
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	15,000	16,535
Travelers Cos., Inc.:
2.55%, 4/27/2050	20,000	19,273
3.05%, 6/8/2051	50,000	52,776
4.10%, 3/4/2049	108,000	133,383
4.60%, 8/1/2043 (a)	50,000	65,714
5.35%, 11/1/2040	239,000	333,828
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	26,628
Unum Group:
4.00%, 3/15/2024	3,000	3,240
Security Description	Principal Amount	Value
4.00%, 6/15/2029 (a)	$ 50,000	$ 56,202
4.13%, 6/15/2051	25,000	25,229
4.50%, 12/15/2049	100,000	107,031
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (b)	250,000	263,145
W R Berkley Corp. 3.55%, 3/30/2052	100,000	106,290
Willis North America, Inc. 2.95%, 9/15/2029	145,000	152,507
WR Berkley Corp. 4.00%, 5/12/2050	5,000	5,724
XLIT, Ltd. 5.50%, 3/31/2045	156,000	212,542
		11,216,527
INTERNET — 1.9%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	300,000	287,577
3.40%, 12/6/2027	112,000	122,357
3.60%, 11/28/2024	327,000	355,403
4.00%, 12/6/2037	15,000	16,825
4.50%, 11/28/2034	19,000	22,174
Alphabet, Inc.:
1.10%, 8/15/2030 (a)	65,000	61,742
1.90%, 8/15/2040	50,000	45,518
2.05%, 8/15/2050	185,000	163,738
2.25%, 8/15/2060	125,000	110,723
3.38%, 2/25/2024	138,000	148,389
Amazon.com, Inc.:
0.25%, 5/12/2023	75,000	75,025
0.40%, 6/3/2023	41,000	41,088
0.45%, 5/12/2024	70,000	69,864
0.80%, 6/3/2025	35,000	35,068
1.00%, 5/12/2026 (a)	150,000	150,053
1.65%, 5/12/2028	150,000	151,209
2.10%, 5/12/2031	150,000	152,525
2.40%, 2/22/2023	15,000	15,491
2.50%, 11/29/2022	79,000	81,087
2.50%, 6/3/2050	130,000	122,786
2.70%, 6/3/2060	163,000	155,313
2.88%, 5/12/2041	150,000	154,858
3.10%, 5/12/2051	150,000	157,680
3.15%, 8/22/2027	25,000	27,620
3.25%, 5/12/2061	150,000	158,794
4.05%, 8/22/2047	502,000	612,043
4.95%, 12/5/2044	192,000	260,652
Baidu, Inc.:
1.72%, 4/9/2026 (a)	200,000	202,250
2.88%, 7/6/2022	25,000	25,533
3.08%, 4/7/2025	200,000	211,798
4.13%, 6/30/2025 (a)	60,000	66,266
4.38%, 3/29/2028	205,000	233,138
Booking Holdings, Inc.:
3.55%, 3/15/2028	213,000	237,497
4.63%, 4/13/2030	125,000	149,533

See accompanying notes to financial statements.
300

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
E*TRADE Financial Corp. 2.95%, 8/24/2022	$ 76,000	$ 78,041
eBay, Inc.:
1.40%, 5/10/2026	100,000	100,260
2.60%, 5/10/2031 (a)	100,000	101,771
2.70%, 3/11/2030	20,000	20,805
3.45%, 8/1/2024 (a)	23,000	24,697
3.65%, 5/10/2051	100,000	105,974
4.00%, 7/15/2042	25,000	28,045
Expedia Group, Inc.:
2.95%, 3/15/2031	15,000	15,261
3.60%, 12/15/2023	125,000	132,810
3.80%, 2/15/2028	138,000	150,334
JD.com, Inc. 4.13%, 1/14/2050	125,000	133,735
TD Ameritrade Holding Corp. 3.75%, 4/1/2024 (a)	43,000	46,609
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	400,000	396,664
2.00%, 9/3/2030	135,000	130,133
VeriSign, Inc.:
2.70%, 6/15/2031	40,000	40,594
4.75%, 7/15/2027 (a)	100,000	106,501
5.25%, 4/1/2025	15,000	17,032
		6,510,883
INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp.:
2.88%, 6/15/2028 (a)	100,000	101,418
3.88%, 1/15/2026	125,000	133,995
4.20%, 6/10/2024	125,000	134,355
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	35,000	35,848
Blackstone Secured Lending Fund 3.65%, 7/14/2023 (d)	25,000	26,052
Blackstone/GSO Secured Lending Fund 2.75%, 9/16/2026 (d)	100,000	101,369
Business Development Corp. of America 3.25%, 3/30/2026 (d)	15,000	15,203
FS KKR Capital Corp.:
2.63%, 1/15/2027	50,000	49,504
4.63%, 7/15/2024	150,000	161,763
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	75,000	80,180
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	60,000	60,308
3.38%, 4/15/2024	25,000	26,108
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	87,298
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	100,000	100,130
Security Description	Principal Amount	Value
3.50%, 2/25/2025 (a)	$ 10,000	$ 10,486
Owl Rock Capital Corp.:
2.63%, 1/15/2027	115,000	115,340
2.88%, 6/11/2028	50,000	49,664
3.75%, 7/22/2025	25,000	26,464
4.00%, 3/30/2025	30,000	31,984
5.25%, 4/15/2024	84,000	91,823
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	25,000	24,688
Prospect Capital Corp.:
3.36%, 11/15/2026	55,000	55,113
3.71%, 1/22/2026	115,000	118,158
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	80,000	80,682
		1,717,933
IRON/STEEL — 0.2%
Nucor Corp. 2.98%, 12/15/2055 (d)	13,000	12,572
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	50,000	50,114
6.85%, 11/15/2036	11,000	15,266
Steel Dynamics, Inc.:
2.80%, 12/15/2024	5,000	5,277
5.00%, 12/15/2026	15,000	15,701
Vale Overseas, Ltd.:
3.75%, 7/8/2030	75,000	79,766
6.25%, 8/10/2026	200,000	240,362
6.88%, 11/21/2036	51,000	69,892
6.88%, 11/10/2039 (a)	49,000	68,387
8.25%, 1/17/2034 (a)	115,000	167,497
		724,834
LEISURE TIME — 0.0% (e)
Harley-Davidson, Inc. 4.63%, 7/28/2045	50,000	55,163
LODGING — 0.3%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	25,000	27,096
3.70%, 1/15/2031 (a)	10,000	10,825
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (a)	145,000	159,955
5.38%, 4/23/2025	15,000	16,948
5.75%, 4/23/2030	15,000	18,207
Las Vegas Sands Corp.:
2.90%, 6/25/2025	58,000	60,445
3.20%, 8/8/2024	60,000	62,967
3.50%, 8/18/2026	5,000	5,315
3.90%, 8/8/2029	210,000	223,759
Marriott International, Inc.:
3.75%, 3/15/2025	83,000	89,212
Series EE, 5.75%, 5/1/2025	15,000	17,320

See accompanying notes to financial statements.
301

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series FF, 4.63%, 6/15/2030 (a)	$ 65,000	$ 74,845
Series HH, 2.85%, 4/15/2031	65,000	66,054
Series R, 3.13%, 6/15/2026	109,000	116,014
Series X, 4.00%, 4/15/2028 (a)	8,000	8,797
Sands China, Ltd. 5.13%, 8/8/2025	200,000	223,904
		1,181,663
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	250,000	251,350
0.90%, 3/2/2026	100,000	99,701
2.40%, 8/9/2026	65,000	69,061
Series MTN, 0.45%, 5/17/2024	50,000	49,882
Series MTN, 1.10%, 9/14/2027	40,000	39,511
Series MTN, 1.95%, 11/18/2022	25,000	25,556
Series MTN, 2.15%, 11/8/2024 (a)	125,000	130,922
Series MTN, 2.85%, 5/17/2024	25,000	26,597
Caterpillar, Inc.:
3.25%, 9/19/2049	220,000	242,570
3.40%, 5/15/2024	188,000	201,912
3.80%, 8/15/2042 (a)	55,000	65,417
Oshkosh Corp. 4.60%, 5/15/2028	35,000	40,416
		1,242,895
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
1.45%, 7/15/2026 (a)	100,000	99,463
1.88%, 1/15/2026 (a)	50,000	50,924
1.95%, 7/2/2023	15,000	15,378
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	25,000	27,721
Deere & Co. 5.38%, 10/16/2029	5,000	6,374
Dover Corp. 5.38%, 3/1/2041	8,000	10,383
Flowserve Corp. 3.50%, 10/1/2030 (a)	135,000	142,470
IDEX Corp. 2.63%, 6/15/2031	100,000	101,591
John Deere Capital Corp.:
1.05%, 6/17/2026	100,000	99,764
2.00%, 6/17/2031	100,000	100,851
3.65%, 10/12/2023	150,000	161,185
Series MTN, 0.25%, 1/17/2023	100,000	99,953
Security Description	Principal Amount	Value
Series MTN, 0.45%, 1/17/2024 (a)	$ 100,000	$ 99,815
Series MTN, 0.45%, 6/7/2024	65,000	64,821
Series MTN, 0.55%, 7/5/2022	50,000	50,166
Series MTN, 1.50%, 3/6/2028	300,000	298,446
Series MTN, 1.75%, 3/9/2027	15,000	15,368
Series MTN, 2.45%, 1/9/2030	20,000	21,047
Series MTN, 2.60%, 3/7/2024	140,000	147,629
Series MTN, 2.65%, 6/24/2024 (a)	122,000	129,818
Series MTN, 3.45%, 1/10/2024	15,000	16,110
Series MTN, 3.45%, 3/13/2025	25,000	27,412
Otis Worldwide Corp.:
2.06%, 4/5/2025	10,000	10,394
2.29%, 4/5/2027	78,000	81,049
2.57%, 2/15/2030	10,000	10,363
3.11%, 2/15/2040	25,000	25,848
3.36%, 2/15/2050	15,000	15,797
Rockwell Automation, Inc.:
2.88%, 3/1/2025	16,000	17,004
4.20%, 3/1/2049	10,000	12,518
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	325,000	377,497
Xylem, Inc.:
2.25%, 1/30/2031 (a)	45,000	45,396
3.25%, 11/1/2026	3,000	3,284
		2,385,839
MEDIA — 3.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	10,000	10,230
3.50%, 6/1/2041	30,000	30,203
3.70%, 4/1/2051	20,000	19,903
3.90%, 6/1/2052	150,000	152,639
4.40%, 12/1/2061	100,000	107,555
4.80%, 3/1/2050	200,000	230,422
4.91%, 7/23/2025	360,000	408,197
5.05%, 3/30/2029	215,000	254,152
5.13%, 7/1/2049	200,000	238,902
5.38%, 5/1/2047	418,000	512,560
6.83%, 10/23/2055	255,000	376,020
Comcast Corp.:
1.95%, 1/15/2031	35,000	34,497
2.45%, 8/15/2052 (a)	175,000	157,990
2.65%, 8/15/2062	50,000	45,633

See accompanying notes to financial statements.
302

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.80%, 1/15/2051	$ 55,000	$ 52,931
3.15%, 3/1/2026	340,000	369,974
3.20%, 7/15/2036	310,000	331,902
3.55%, 5/1/2028	412,000	461,016
3.70%, 4/15/2024	96,000	104,052
3.75%, 4/1/2040	240,000	271,344
4.15%, 10/15/2028	687,000	795,491
4.25%, 1/15/2033	350,000	416,728
4.50%, 1/15/2043	225,000	278,867
4.65%, 7/15/2042	11,000	13,900
4.70%, 10/15/2048	105,000	136,129
4.75%, 3/1/2044	470,000	601,774
6.95%, 8/15/2037	100,000	152,378
Discovery Communications LLC:
3.63%, 5/15/2030 (a)	30,000	32,752
4.00%, 9/15/2055	293,000	309,877
4.13%, 5/15/2029	200,000	224,598
4.65%, 5/15/2050 (a)	100,000	117,042
4.88%, 4/1/2043	50,000	59,907
4.90%, 3/11/2026	13,000	14,853
5.00%, 9/20/2037 (a)	50,000	60,549
5.20%, 9/20/2047	100,000	124,565
6.35%, 6/1/2040	100,000	138,307
Fox Corp.:
4.03%, 1/25/2024	125,000	135,419
5.48%, 1/25/2039	160,000	206,872
5.58%, 1/25/2049	115,000	155,296
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	22,651
6.63%, 1/15/2040 (a)	15,000	20,711
8.50%, 3/11/2032	3,000	4,442
NBCUniversal Media LLC 4.45%, 1/15/2043	366,000	449,206
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	52,499
Time Warner Cable LLC:
4.50%, 9/15/2042	218,000	243,048
6.55%, 5/1/2037	261,000	354,876
6.75%, 6/15/2039	199,000	278,600
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	200,000	217,224
Series E, 4.13%, 12/1/2041	211,000	252,137
Series GMTN, 4.13%, 6/1/2044 (a)	11,000	13,250
Series MTN, 1.85%, 7/30/2026	100,000	102,986
ViacomCBS, Inc.:
2.90%, 1/15/2027 (a)	13,000	13,823
3.70%, 6/1/2028	200,000	222,584
4.00%, 1/15/2026	95,000	105,669
4.20%, 6/1/2029	30,000	34,515
4.20%, 5/19/2032 (a)	25,000	28,844
4.75%, 5/15/2025	15,000	16,971
4.95%, 5/19/2050 (a)	125,000	157,953
5.85%, 9/1/2043	211,000	289,011
Security Description	Principal Amount	Value
7.88%, 7/30/2030	$ 120,000	$ 171,320
Walt Disney Co.:
1.75%, 1/13/2026	135,000	138,811
2.00%, 9/1/2029	467,000	471,577
2.65%, 1/13/2031	160,000	168,035
3.00%, 9/15/2022	225,000	232,146
3.50%, 5/13/2040	500,000	557,100
3.60%, 1/13/2051	25,000	28,335
3.80%, 5/13/2060	30,000	35,264
4.75%, 11/15/2046	150,000	195,249
		13,024,263
METAL FABRICATE & HARDWARE — 0.0% (e)
Timken Co. 4.50%, 12/15/2028 (a)	20,000	22,344
MINING — 0.7%
Barrick Gold Corp. 5.25%, 4/1/2042	125,000	164,587
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	60,895
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	213,000	289,386
Kinross Gold Corp. 4.50%, 7/15/2027	120,000	137,143
Newmont Corp.:
3.70%, 3/15/2023 (a)	7,000	7,313
4.88%, 3/15/2042	111,000	141,024
6.25%, 10/1/2039	103,000	148,899
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	53,000	64,592
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	188,000	208,315
Southern Copper Corp.:
5.25%, 11/8/2042	100,000	127,811
5.88%, 4/23/2045	77,000	107,628
6.75%, 4/16/2040	119,000	169,924
7.50%, 7/27/2035	104,000	150,908
Teck Resources, Ltd.:
3.90%, 7/15/2030 (a)	10,000	10,801
6.13%, 10/1/2035	356,000	459,475
		2,248,701
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
2.88%, 10/15/2027	200,000	217,276
3.25%, 8/26/2049 (a)	66,000	72,119
Series MTN, 3.25%, 2/14/2024	128,000	136,794
Series MTN, 3.38%, 3/1/2029	25,000	28,009
Series MTN, 3.63%, 9/14/2028	19,000	21,623
Series MTN, 3.88%, 6/15/2044	8,000	9,452
Series MTN, 4.00%, 9/14/2048	184,000	225,060

See accompanying notes to financial statements.
303

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 5.70%, 3/15/2037	$ 134,000	$ 186,963
Carlisle Cos., Inc.:
2.75%, 3/1/2030	15,000	15,649
3.75%, 11/15/2022	30,000	31,069
Eaton Corp. 2.75%, 11/2/2022	177,000	182,737
General Electric Co.:
3.45%, 5/1/2027	220,000	242,015
Series GMTN, 3.45%, 5/15/2024	100,000	107,078
Series GMTN, 6.88%, 1/10/2039	272,000	408,209
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	19,000	22,686
4.88%, 9/15/2041	30,000	39,989
Parker-Hannifin Corp.:
4.00%, 6/14/2049	101,000	119,848
4.10%, 3/1/2047	37,000	44,282
Series MTN, 3.30%, 11/21/2024	98,000	105,296
Series MTN, 4.20%, 11/21/2034	68,000	80,007
Series MTN, 6.25%, 5/15/2038	40,000	56,781
Textron, Inc.:
2.45%, 3/15/2031	65,000	65,333
3.90%, 9/17/2029	25,000	27,968
4.30%, 3/1/2024	15,000	16,241
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	107,000	114,749
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	65,000	81,669
4.65%, 11/1/2044	50,000	63,307
		2,722,209
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	139,000	161,346
OIL & GAS — 4.1%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	65,000	63,454
2.52%, 9/19/2022	51,000	52,292
2.77%, 11/10/2050	200,000	186,120
2.94%, 4/6/2023	15,000	15,645
2.94%, 6/4/2051	70,000	67,131
3.00%, 2/24/2050	15,000	14,569
3.02%, 1/16/2027 (a)	150,000	161,806
3.06%, 6/17/2041	50,000	50,495
3.19%, 4/6/2025	50,000	53,866
3.22%, 4/14/2024	261,000	278,132
3.38%, 2/8/2061	50,000	50,247
3.41%, 2/11/2026	15,000	16,410
Security Description	Principal Amount	Value
3.79%, 2/6/2024	$ 337,000	$ 363,492
3.80%, 9/21/2025	50,000	55,405
3.94%, 9/21/2028 (a)	145,000	165,152
BP Capital Markets PLC 3.28%, 9/19/2027 (a)	200,000	218,980
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	25,000	25,712
2.95%, 7/15/2030	50,000	51,863
3.85%, 6/1/2027	310,000	341,443
3.90%, 2/1/2025	18,000	19,597
6.50%, 2/15/2037	11,000	14,850
Cenovus Energy, Inc. 4.40%, 4/15/2029	25,000	28,320
Chevron Corp.:
1.55%, 5/11/2025	15,000	15,360
2.00%, 5/11/2027	100,000	103,294
2.24%, 5/11/2030 (a)	115,000	118,596
2.90%, 3/3/2024 (a)	200,000	211,672
2.95%, 5/16/2026 (a)	270,000	292,785
3.19%, 6/24/2023	151,000	158,494
Chevron USA, Inc.:
0.33%, 8/12/2022	75,000	75,049
0.69%, 8/12/2025	65,000	64,492
1.02%, 8/12/2027	120,000	116,911
2.34%, 8/12/2050	65,000	58,916
3.25%, 10/15/2029 (a)	50,000	55,426
3.85%, 1/15/2028	276,000	314,648
6.00%, 3/1/2041	15,000	21,940
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	27,581
4.38%, 6/1/2024	50,000	54,423
4.38%, 3/15/2029 (a)	172,000	195,557
ConocoPhillips:
3.75%, 10/1/2027 (d)	253,000	284,177
4.88%, 10/1/2047 (d)	55,000	72,238
6.50%, 2/1/2039	298,000	440,766
ConocoPhillips Co.:
4.95%, 3/15/2026 (a)	213,000	247,293
5.95%, 3/15/2046 (a)	50,000	74,246
Devon Energy Corp.:
4.50%, 1/15/2030 (d)	100,000	110,030
4.75%, 5/15/2042	72,000	81,821
5.00%, 6/15/2045	191,000	224,765
5.85%, 12/15/2025	15,000	17,612
5.88%, 6/15/2028 (d)	100,000	111,135
Diamondback Energy, Inc.:
0.90%, 3/24/2023	15,000	15,003
2.88%, 12/1/2024	19,000	20,085
3.25%, 12/1/2026	260,000	278,647
3.50%, 12/1/2029	25,000	26,796
5.38%, 5/31/2025	50,000	51,515
EOG Resources, Inc. 4.38%, 4/15/2030 (a)	15,000	17,779

See accompanying notes to financial statements.
304

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Exxon Mobil Corp.:
1.90%, 8/16/2022	$ 10,000	$ 10,186
2.44%, 8/16/2029	25,000	26,154
2.71%, 3/6/2025	15,000	15,955
2.73%, 3/1/2023	510,000	528,074
2.99%, 3/19/2025	400,000	429,184
3.00%, 8/16/2039	75,000	77,125
3.10%, 8/16/2049	25,000	25,496
3.45%, 4/15/2051	115,000	125,140
3.48%, 3/19/2030	50,000	56,155
3.57%, 3/6/2045	165,000	180,771
4.11%, 3/1/2046	100,000	118,200
4.23%, 3/19/2040	20,000	23,933
4.33%, 3/19/2050	200,000	248,270
Hess Corp.:
4.30%, 4/1/2027	38,000	42,330
5.60%, 2/15/2041	88,000	110,055
7.13%, 3/15/2033	178,000	241,023
7.88%, 10/1/2029	15,000	20,432
HollyFrontier Corp.:
4.50%, 10/1/2030	100,000	107,372
5.88%, 4/1/2026	50,000	57,816
Marathon Oil Corp. 3.85%, 6/1/2025	173,000	188,439
Marathon Petroleum Corp.:
4.70%, 5/1/2025	25,000	28,195
4.75%, 9/15/2044	125,000	148,086
6.50%, 3/1/2041	278,000	386,448
Phillips 66:
3.85%, 4/9/2025	25,000	27,516
4.65%, 11/15/2034	100,000	119,247
4.88%, 11/15/2044	122,000	152,759
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	35,000	35,022
2.15%, 1/15/2031	90,000	88,321
4.45%, 1/15/2026 (a)	75,000	84,585
Shell International Finance B.V.:
0.38%, 9/15/2023	224,000	224,013
2.00%, 11/7/2024	225,000	234,142
2.38%, 8/21/2022	329,000	336,774
2.38%, 11/7/2029	50,000	51,965
2.75%, 4/6/2030 (a)	40,000	42,645
2.88%, 5/10/2026	100,000	108,089
3.13%, 11/7/2049	25,000	25,876
3.25%, 5/11/2025	233,000	252,996
3.25%, 4/6/2050 (a)	50,000	53,227
4.00%, 5/10/2046	588,000	687,748
4.55%, 8/12/2043	150,000	187,231
Suncor Energy, Inc.:
2.80%, 5/15/2023	15,000	15,591
3.60%, 12/1/2024	25,000	27,008
3.75%, 3/4/2051	70,000	75,683
4.00%, 11/15/2047	140,000	154,720
7.15%, 2/1/2032	150,000	209,581
Security Description	Principal Amount	Value
TotalEnergies Capital International SA:
2.43%, 1/10/2025	$ 75,000	$ 78,874
2.99%, 6/29/2041	100,000	101,726
3.13%, 5/29/2050	150,000	152,227
3.39%, 6/29/2060	100,000	105,592
3.46%, 2/19/2029	200,000	222,994
TotalEnergies Capital SA 3.88%, 10/11/2028 (a)	270,000	309,528
Valero Energy Corp.:
2.85%, 4/15/2025	15,000	15,905
4.00%, 4/1/2029	278,000	310,406
4.35%, 6/1/2028	53,000	60,389
4.90%, 3/15/2045 (a)	16,000	19,967
6.63%, 6/15/2037	149,000	204,097
		14,225,316
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029	15,000	16,165
4.08%, 12/15/2047 (a)	127,000	145,523
4.49%, 5/1/2030	70,000	82,694
Halliburton Co.:
2.92%, 3/1/2030 (a)	125,000	129,925
4.50%, 11/15/2041	5,000	5,613
6.70%, 9/15/2038	299,000	409,412
NOV, Inc. 3.95%, 12/1/2042	55,000	54,288
Schlumberger Investment SA 3.65%, 12/1/2023	173,000	184,698
		1,028,318
PACKAGING & CONTAINERS — 0.2%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	9,000	9,218
2.69%, 5/25/2031	35,000	35,682
Berry Global, Inc.:
0.95%, 2/15/2024 (d)	40,000	40,082
1.57%, 1/15/2026 (d)	150,000	150,194
1.65%, 1/15/2027 (d)	50,000	49,578
Packaging Corp. of America:
3.40%, 12/15/2027	88,000	96,726
4.05%, 12/15/2049	5,000	5,865
4.50%, 11/1/2023	86,000	92,965
Sonoco Products Co. 3.13%, 5/1/2030 (a)	25,000	26,712
WestRock MWV LLC:
7.95%, 2/15/2031	50,000	71,491
8.20%, 1/15/2030 (a)	33,000	46,693
WRKCo, Inc.:
3.00%, 6/15/2033	100,000	104,866
3.90%, 6/1/2028 (a)	40,000	45,193
		775,265

See accompanying notes to financial statements.
305

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
PHARMACEUTICALS — 6.0%
AbbVie, Inc.:
2.30%, 11/21/2022	$ 340,000	$ 348,996
2.60%, 11/21/2024	225,000	237,339
2.90%, 11/6/2022	374,000	386,413
2.95%, 11/21/2026	200,000	215,008
3.20%, 11/21/2029	70,000	75,975
3.25%, 10/1/2022	173,000	177,832
4.05%, 11/21/2039	95,000	110,281
4.25%, 11/14/2028	431,000	499,792
4.25%, 11/21/2049	275,000	329,722
4.40%, 11/6/2042	398,000	483,725
4.55%, 3/15/2035	200,000	242,392
4.85%, 6/15/2044	38,000	48,293
4.88%, 11/14/2048	200,000	259,334
AmerisourceBergen Corp. 3.25%, 3/1/2025	222,000	238,397
Astrazeneca Finance LLC:
0.70%, 5/28/2024	40,000	39,954
1.20%, 5/28/2026	15,000	14,948
1.75%, 5/28/2028	25,000	24,988
2.25%, 5/28/2031	20,000	20,279
AstraZeneca PLC:
0.30%, 5/26/2023	40,000	39,888
0.70%, 4/8/2026	100,000	97,429
1.38%, 8/6/2030 (a)	300,000	284,262
3.00%, 5/28/2051	15,000	15,421
3.13%, 6/12/2027 (a)	175,000	190,626
4.00%, 9/18/2042	3,000	3,579
4.38%, 11/16/2045	225,000	279,904
Becton Dickinson & Co.:
1.96%, 2/11/2031	135,000	131,722
3.70%, 6/6/2027	281,000	312,351
3.73%, 12/15/2024	112,000	121,992
3.79%, 5/20/2050	20,000	22,325
4.69%, 12/15/2044	76,000	94,770
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	65,000	65,040
1.13%, 11/13/2027 (a)	200,000	196,726
1.45%, 11/13/2030 (a)	60,000	58,004
2.35%, 11/13/2040	45,000	43,311
2.55%, 11/13/2050 (a)	60,000	57,461
2.90%, 7/26/2024	169,000	180,220
3.25%, 11/1/2023	19,000	20,225
3.40%, 7/26/2029	175,000	196,035
3.45%, 11/15/2027	300,000	334,542
3.55%, 8/15/2022	263,000	272,389
3.88%, 8/15/2025	27,000	30,045
4.13%, 6/15/2039	55,000	66,496
4.25%, 10/26/2049	194,000	245,030
Cardinal Health, Inc.:
4.50%, 11/15/2044	308,000	352,494
4.60%, 3/15/2043	100,000	116,367
4.90%, 9/15/2045	100,000	120,228
Security Description	Principal Amount	Value
Cigna Corp.:
0.61%, 3/15/2024	$ 40,000	$ 40,004
1.25%, 3/15/2026 (a)	65,000	65,196
2.38%, 3/15/2031	160,000	162,234
2.40%, 3/15/2030	15,000	15,316
3.00%, 7/15/2023	200,000	209,382
3.05%, 10/15/2027	430,000	464,353
3.40%, 3/15/2050	10,000	10,402
3.40%, 3/15/2051	140,000	146,436
3.88%, 10/15/2047	75,000	83,859
4.38%, 10/15/2028	210,000	244,427
6.13%, 11/15/2041	185,000	264,195
CVS Health Corp.:
1.30%, 8/21/2027	250,000	245,422
1.75%, 8/21/2030	100,000	96,239
1.88%, 2/28/2031	95,000	92,217
2.63%, 8/15/2024	15,000	15,838
2.75%, 12/1/2022	229,000	235,366
3.38%, 8/12/2024	111,000	119,332
3.70%, 3/9/2023	211,000	222,137
3.75%, 4/1/2030	25,000	28,027
4.13%, 4/1/2040	210,000	243,440
4.25%, 4/1/2050	115,000	136,691
4.30%, 3/25/2028	404,000	464,115
4.75%, 12/1/2022	265,000	278,025
4.78%, 3/25/2038	500,000	615,020
5.05%, 3/25/2048	205,000	266,594
6.25%, 6/1/2027	75,000	93,395
Eli Lilly & Co.:
2.25%, 5/15/2050	75,000	67,959
3.10%, 5/15/2027	65,000	70,964
3.38%, 3/15/2029	50,000	56,113
3.95%, 3/15/2049	234,000	284,048
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	200,000	200,314
3.38%, 6/1/2029 (a)	40,000	44,462
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	138,000	152,251
3.88%, 5/15/2028 (a)	332,000	380,432
5.38%, 4/15/2034	5,000	6,740
Johnson & Johnson:
1.30%, 9/1/2030 (a)	35,000	33,955
2.10%, 9/1/2040	35,000	33,222
2.25%, 9/1/2050	25,000	23,337
2.45%, 9/1/2060	15,000	14,143
2.90%, 1/15/2028	135,000	147,674
2.95%, 3/3/2027	100,000	109,318
3.70%, 3/1/2046	285,000	338,452
3.75%, 3/3/2047	145,000	174,304
5.85%, 7/15/2038	331,000	483,058
McKesson Corp.:
0.90%, 12/3/2025	60,000	59,144
4.75%, 5/30/2029	122,000	145,045
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	13,000	16,916

See accompanying notes to financial statements.
306

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
5.90%, 11/1/2039	$ 150,000	$ 214,884
Merck & Co., Inc.:
1.45%, 6/24/2030 (a)	25,000	24,355
2.75%, 2/10/2025	213,000	226,945
2.80%, 5/18/2023	184,000	192,471
2.90%, 3/7/2024	10,000	10,623
3.40%, 3/7/2029	50,000	56,037
3.60%, 9/15/2042	80,000	91,814
3.70%, 2/10/2045	218,000	252,086
4.00%, 3/7/2049	198,000	242,136
Mylan, Inc. 4.55%, 4/15/2028	260,000	298,386
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	25,804
2.20%, 8/14/2030	125,000	129,270
2.40%, 9/21/2022	313,000	321,032
3.40%, 5/6/2024	219,000	236,224
Perrigo Finance Unlimited Co.:
4.38%, 3/15/2026	138,000	151,966
4.90%, 12/15/2044	40,000	42,114
Pfizer, Inc.:
0.80%, 5/28/2025	230,000	230,630
1.70%, 5/28/2030 (a)	25,000	24,866
2.95%, 3/15/2024 (a)	115,000	122,336
3.00%, 6/15/2023	130,000	136,669
3.45%, 3/15/2029	25,000	28,125
3.60%, 9/15/2028 (a)	25,000	28,315
3.90%, 3/15/2039	35,000	41,714
4.00%, 3/15/2049	334,000	410,272
4.10%, 9/15/2038	150,000	182,401
4.40%, 5/15/2044	50,000	64,129
7.20%, 3/15/2039	13,000	21,293
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	200,000	198,272
4.40%, 11/26/2023	40,000	43,422
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	15,000	16,525
Viatris, Inc.:
2.70%, 6/22/2030 (d)	15,000	15,158
4.00%, 6/22/2050 (d)	389,000	412,208
Wyeth LLC 5.95%, 4/1/2037	341,000	489,297
Zoetis, Inc.:
2.00%, 5/15/2030	50,000	49,671
3.90%, 8/20/2028	100,000	113,874
4.70%, 2/1/2043	178,000	229,154
		20,776,541
PIPELINES — 3.5%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	39,224
3.40%, 2/15/2031 (a)	10,000	10,609
4.45%, 7/15/2027	61,000	68,864
Security Description	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	$ 10,000	$ 10,922
5.13%, 6/30/2027	275,000	320,094
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	54,000	60,699
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	7,380
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	166,000	176,782
4.40%, 3/15/2027	95,000	105,033
5.00%, 5/15/2044	119,000	129,520
Enbridge Energy Partners L.P. 7.38%, 10/15/2045	175,000	276,199
Enbridge, Inc.:
2.50%, 8/1/2033	50,000	50,023
3.40%, 8/1/2051	35,000	35,136
3.50%, 6/10/2024	27,000	29,006
4.00%, 10/1/2023	102,000	108,925
4.25%, 12/1/2026	50,000	56,427
5.50%, 12/1/2046	100,000	134,103
Energy Transfer L.P.:
2.90%, 5/15/2025	220,000	231,605
4.50%, 4/15/2024	50,000	54,457
4.75%, 1/15/2026	123,000	138,465
4.90%, 2/1/2024 (a)	15,000	16,309
4.95%, 1/15/2043	35,000	38,317
5.00%, 5/15/2050	100,000	115,524
5.25%, 4/15/2029	186,000	219,709
5.35%, 5/15/2045	101,000	116,886
5.50%, 6/1/2027	50,000	58,738
5.88%, 1/15/2024	250,000	276,952
6.05%, 6/1/2041	100,000	127,098
6.13%, 12/15/2045	100,000	127,299
6.63%, 10/15/2036	77,000	101,756
Energy Transfer Operating L.P. Series 20Y, 5.80%, 6/15/2038	267,000	331,109
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (a)	35,000	36,980
3.20%, 2/15/2052	50,000	49,541
3.35%, 3/15/2023	61,000	63,524
3.70%, 1/31/2051	125,000	134,315
3.90%, 2/15/2024	265,000	285,254
3.95%, 2/15/2027	100,000	111,938
4.25%, 2/15/2048	230,000	264,555
4.85%, 3/15/2044	88,000	107,970
5.10%, 2/15/2045	127,000	161,149
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (b)	200,000	196,032
Series H, 6.65%, 10/15/2034	5,000	7,029

See accompanying notes to financial statements.
307

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	$ 189,000	$ 195,103
4.30%, 5/1/2024	16,000	17,443
6.38%, 3/1/2041	104,000	143,805
6.50%, 9/1/2039	74,000	103,049
Kinder Morgan, Inc.:
2.00%, 2/15/2031	140,000	134,777
3.60%, 2/15/2051	100,000	102,175
4.30%, 3/1/2028	65,000	74,243
5.05%, 2/15/2046	120,000	145,596
5.20%, 3/1/2048	100,000	125,716
5.55%, 6/1/2045	409,000	529,013
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	96,000	104,096
4.20%, 3/15/2045	19,000	20,238
4.20%, 10/3/2047	100,000	111,736
MPLX L.P.:
4.13%, 3/1/2027 (a)	287,000	320,453
4.80%, 2/15/2029	394,000	461,866
4.88%, 6/1/2025	100,000	112,904
5.50%, 2/15/2049	125,000	161,738
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	60,279
ONEOK Partners L.P.:
3.38%, 10/1/2022	100,000	102,759
6.13%, 2/1/2041	25,000	32,231
6.20%, 9/15/2043	125,000	164,404
6.85%, 10/15/2037	40,000	54,622
ONEOK, Inc.:
4.00%, 7/13/2027	200,000	221,012
4.35%, 3/15/2029	15,000	16,937
4.50%, 3/15/2050	25,000	27,904
4.95%, 7/13/2047	150,000	175,762
5.20%, 7/15/2048	54,000	66,235
5.85%, 1/15/2026	15,000	17,754
Phillips 66 Partners L.P. 3.75%, 3/1/2028	286,000	313,264
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	100,000	100,415
4.65%, 10/15/2025	150,000	167,839
4.70%, 6/15/2044	161,000	170,676
4.90%, 2/15/2045	25,000	27,195
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	75,000	84,714
5.00%, 3/15/2027	150,000	173,209
5.88%, 6/30/2026	175,000	207,093
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	7,117
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	106,000	115,241
4.75%, 3/15/2024	36,000	39,525
TC PipeLines L.P. 3.90%, 5/25/2027	74,000	81,718
Security Description	Principal Amount	Value
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	$ 15,000	$ 20,820
TransCanada PipeLines, Ltd.:
4.88%, 1/15/2026	280,000	321,854
5.00%, 10/16/2043	43,000	53,432
6.10%, 6/1/2040	150,000	206,281
6.20%, 10/15/2037	30,000	41,210
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	25,000	26,954
3.95%, 5/15/2050	50,000	56,154
4.00%, 3/15/2028	104,000	117,772
5.40%, 8/15/2041	100,000	129,162
Valero Energy Partners L.P. 4.38%, 12/15/2026	189,000	214,216
Williams Cos., Inc.:
2.60%, 3/15/2031	100,000	101,374
3.50%, 11/15/2030 (a)	25,000	27,288
3.70%, 1/15/2023 (a)	105,000	109,305
4.00%, 9/15/2025	3,000	3,323
4.90%, 1/15/2045	200,000	241,878
5.75%, 6/24/2044	174,000	228,445
		12,182,781
REAL ESTATE — 0.0% (e)
Essential Properties L.P. 2.95%, 7/15/2031	50,000	49,979
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Agree L.P.:
2.00%, 6/15/2028	65,000	64,473
2.60%, 6/15/2033	45,000	44,856
2.90%, 10/1/2030	25,000	26,089
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	25,000	24,370
3.00%, 5/18/2051	50,000	49,071
4.00%, 2/1/2050	25,000	28,835
4.50%, 7/30/2029	50,000	58,717
American Assets Trust L.P. 3.38%, 2/1/2031	200,000	206,678
American Campus Communities Operating Partnership L.P. 3.30%, 7/15/2026	57,000	61,288
American Tower Corp.:
1.50%, 1/31/2028	100,000	97,404
2.90%, 1/15/2030 (a)	10,000	10,513
3.00%, 6/15/2023	150,000	157,116
3.38%, 5/15/2024	410,000	438,671
3.50%, 1/31/2023	15,000	15,714
3.80%, 8/15/2029	115,000	128,264
4.00%, 6/1/2025	150,000	165,136
AvalonBay Communities, Inc.:
Series MTN, 2.30%, 3/1/2030	140,000	143,447

See accompanying notes to financial statements.
308

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Series MTN, 3.30%, 6/1/2029 (a)	$ 165,000	$ 180,226
Boston Properties L.P.:
2.55%, 4/1/2032	50,000	50,281
2.90%, 3/15/2030	73,000	76,038
3.40%, 6/21/2029	50,000	54,366
3.80%, 2/1/2024	19,000	20,336
3.85%, 2/1/2023	309,000	322,689
4.50%, 12/1/2028	75,000	87,507
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	25,000	27,102
Brixmor Operating Partnership L.P.:
4.05%, 7/1/2030	182,000	204,066
4.13%, 6/15/2026	38,000	42,365
Camden Property Trust:
3.15%, 7/1/2029	100,000	108,919
3.35%, 11/1/2049	15,000	16,384
CBRE Services, Inc. 4.88%, 3/1/2026	122,000	141,243
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	385,000	407,819
Corporate Office Properties L.P.:
2.25%, 3/15/2026	10,000	10,280
2.75%, 4/15/2031 (a)	40,000	40,310
5.00%, 7/1/2025	25,000	28,186
Crown Castle International Corp.:
2.50%, 7/15/2031	50,000	50,361
3.25%, 1/15/2051	15,000	14,941
3.65%, 9/1/2027	180,000	198,466
3.80%, 2/15/2028	224,000	248,900
4.00%, 11/15/2049	10,000	11,124
4.30%, 2/15/2029	100,000	115,110
CubeSmart L.P. 2.00%, 2/15/2031	15,000	14,583
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	15,000	14,314
2.90%, 11/15/2024	115,000	121,408
3.45%, 11/15/2029	15,000	15,976
Digital Realty Trust L.P. 4.45%, 7/15/2028	299,000	346,747
Duke Realty L.P.:
3.05%, 3/1/2050	5,000	4,936
4.00%, 9/15/2028	40,000	45,592
Equinix, Inc.:
1.00%, 9/15/2025 (a)	100,000	99,228
1.45%, 5/15/2026	35,000	35,169
2.00%, 5/15/2028	35,000	35,102
2.50%, 5/15/2031	100,000	101,754
3.40%, 2/15/2052	25,000	25,695
Security Description	Principal Amount	Value
ERP Operating L.P.:
3.00%, 7/1/2029 (a)	$ 125,000	$ 134,465
4.50%, 7/1/2044	116,000	146,165
Essex Portfolio L.P.:
1.70%, 3/1/2028	85,000	83,614
2.55%, 6/15/2031	30,000	30,452
2.65%, 3/15/2032	65,000	65,969
2.65%, 9/1/2050	20,000	17,916
3.00%, 1/15/2030	25,000	26,304
3.50%, 4/1/2025	25,000	27,069
4.00%, 3/1/2029	65,000	73,416
Extra Space Storage L.P. 2.55%, 6/1/2031	70,000	70,485
Federal Realty Investment Trust:
3.20%, 6/15/2029	25,000	26,865
3.50%, 6/1/2030 (a)	75,000	82,332
3.95%, 1/15/2024	225,000	241,418
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	255,000	287,265
5.38%, 11/1/2023	5,000	5,456
5.38%, 4/15/2026	160,000	184,126
5.75%, 6/1/2028	34,000	40,470
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	25,162
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	50,000	54,935
Healthpeak Properties, Inc. 3.00%, 1/15/2030	210,000	222,751
Highwoods Realty L.P.:
2.60%, 2/1/2031	55,000	55,401
4.20%, 4/15/2029	15,000	16,879
Host Hotels & Resorts L.P.:
Series D, 3.75%, 10/15/2023	100,000	105,385
Series H, 3.38%, 12/15/2029 (a)	100,000	105,027
Hudson Pacific Properties L.P. 3.25%, 1/15/2030	50,000	52,780
Kilroy Realty L.P.:
3.05%, 2/15/2030	65,000	67,907
3.45%, 12/15/2024	40,000	42,731
4.75%, 12/15/2028	15,000	17,419
Kimco Realty Corp.:
2.70%, 10/1/2030	50,000	51,504
2.80%, 10/1/2026	121,000	128,396
Lexington Realty Trust 2.70%, 9/15/2030 (a)	15,000	15,280
Life Storage L.P.:
2.20%, 10/15/2030	25,000	24,692
3.88%, 12/15/2027	25,000	27,941
National Health Investors, Inc. 3.00%, 2/1/2031	55,000	53,286
National Retail Properties, Inc.:
2.50%, 4/15/2030	25,000	25,456

See accompanying notes to financial statements.
309

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.10%, 4/15/2050	$ 25,000	$ 24,325
3.50%, 4/15/2051	45,000	47,024
3.90%, 6/15/2024	15,000	16,207
4.80%, 10/15/2048	55,000	68,383
Office Properties Income Trust 4.50%, 2/1/2025	167,000	181,531
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	100,000	99,732
3.38%, 2/1/2031	200,000	205,496
3.63%, 10/1/2029	156,000	166,878
Physicians Realty L.P. 4.30%, 3/15/2027	40,000	45,141
Piedmont Operating Partnership L.P.:
3.15%, 8/15/2030	65,000	66,131
3.40%, 6/1/2023	15,000	15,592
Prologis L.P.:
1.63%, 3/15/2031	200,000	192,728
3.00%, 4/15/2050	10,000	10,277
4.38%, 2/1/2029	15,000	17,646
Public Storage 2.37%, 9/15/2022	112,000	114,528
Rayonier L.P. 2.75%, 5/17/2031	45,000	45,492
Realty Income Corp.:
0.75%, 3/15/2026 (a)	30,000	29,423
3.25%, 6/15/2029	100,000	108,951
3.25%, 1/15/2031	80,000	87,302
3.88%, 7/15/2024	16,000	17,329
Regency Centers L.P.:
2.95%, 9/15/2029	25,000	26,336
3.70%, 6/15/2030	15,000	16,623
4.65%, 3/15/2049	95,000	115,125
Retail Properties of America, Inc. 4.75%, 9/15/2030	46,000	50,843
Sabra Health Care L.P. 5.13%, 8/15/2026	104,000	117,055
Safehold Operating Partnership L.P. 2.80%, 6/15/2031	150,000	150,016
Simon Property Group L.P.:
2.45%, 9/13/2029	25,000	25,721
2.65%, 7/15/2030 (a)	25,000	25,936
3.25%, 11/30/2026 (a)	110,000	120,059
3.25%, 9/13/2049	35,000	35,439
3.38%, 10/1/2024	243,000	261,594
3.38%, 6/15/2027	92,000	100,218
3.50%, 9/1/2025	15,000	16,428
3.80%, 7/15/2050	254,000	280,698
4.25%, 10/1/2044	3,000	3,465
SITE Centers Corp. 3.63%, 2/1/2025	157,000	165,657
Spirit Realty L.P.:
2.10%, 3/15/2028	50,000	49,823
Security Description	Principal Amount	Value
2.70%, 2/15/2032	$ 60,000	$ 59,497
4.00%, 7/15/2029	115,000	127,813
STORE Capital Corp.:
4.50%, 3/15/2028	30,000	33,948
4.63%, 3/15/2029	15,000	17,103
UDR, Inc.:
Series MTN, 2.10%, 6/15/2033	100,000	95,651
Series MTN, 4.40%, 1/26/2029	125,000	144,262
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	26,314
3.25%, 10/15/2026	213,000	231,757
4.75%, 11/15/2030 (a)	100,000	119,068
4.88%, 4/15/2049	150,000	185,851
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	160,000	180,277
Welltower, Inc.:
2.05%, 1/15/2029	60,000	60,086
2.80%, 6/1/2031	300,000	309,996
4.13%, 3/15/2029	125,000	141,902
5.13%, 3/15/2043	3,000	3,694
Weyerhaeuser Co.:
4.00%, 11/15/2029	25,000	28,534
7.38%, 3/15/2032	14,000	20,180
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	96,220
3.85%, 7/15/2029	25,000	27,740
		12,705,929
RETAIL — 2.6%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	25,000	27,953
AutoNation, Inc.:
3.50%, 11/15/2024	35,000	37,667
4.50%, 10/1/2025	124,000	137,797
AutoZone, Inc.:
1.65%, 1/15/2031	20,000	19,033
2.88%, 1/15/2023	11,000	11,338
3.13%, 7/15/2023	107,000	111,996
3.63%, 4/15/2025	25,000	27,348
4.00%, 4/15/2030	25,000	28,440
Best Buy Co., Inc.:
1.95%, 10/1/2030	10,000	9,686
4.45%, 10/1/2028	30,000	34,776
Costco Wholesale Corp.:
1.38%, 6/20/2027	150,000	151,030
1.75%, 4/20/2032 (a)	15,000	14,779
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	250,000	277,622
Dollar General Corp. 3.25%, 4/15/2023	185,000	193,046
Dollar Tree, Inc.:
4.00%, 5/15/2025	151,000	166,648
4.20%, 5/15/2028	37,000	42,211

See accompanying notes to financial statements.
310

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
Home Depot, Inc.:
1.38%, 3/15/2031 (a)	$ 100,000	$ 95,719
2.38%, 3/15/2051	200,000	185,014
2.50%, 4/15/2027	15,000	15,995
3.00%, 4/1/2026	200,000	217,728
3.13%, 12/15/2049	160,000	169,587
3.30%, 4/15/2040	100,000	109,636
3.35%, 4/15/2050	125,000	138,328
3.75%, 2/15/2024	226,000	243,510
3.90%, 6/15/2047	125,000	148,424
4.40%, 3/15/2045	108,000	136,950
5.40%, 9/15/2040	288,000	398,413
5.95%, 4/1/2041	50,000	73,104
Kohl's Corp. 3.38%, 5/1/2031 (a)	45,000	46,616
Lowe's Cos., Inc.:
1.30%, 4/15/2028	345,000	336,520
1.70%, 10/15/2030	45,000	43,167
2.63%, 4/1/2031	150,000	155,332
3.13%, 9/15/2024	100,000	107,112
3.38%, 9/15/2025	41,000	44,876
3.50%, 4/1/2051	75,000	80,499
4.00%, 4/15/2025 (a)	50,000	55,346
5.13%, 4/15/2050 (a)	175,000	236,238
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	15,302
Series MTN, 3.80%, 4/1/2028	175,000	198,156
Series MTN, 4.20%, 4/1/2050	64,000	77,258
Series MTN, 4.88%, 7/15/2040	50,000	63,997
Series MTN, 4.88%, 12/9/2045	300,000	386,217
Series MTN, 6.30%, 3/1/2038	385,000	554,993
Nordstrom, Inc.:
4.25%, 8/1/2031 (a) (d)	45,000	46,986
6.95%, 3/15/2028	100,000	118,294
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (a)	145,000	139,419
3.60%, 9/1/2027	175,000	196,077
3.85%, 6/15/2023	15,000	15,857
3.90%, 6/1/2029	55,000	62,174
Starbucks Corp.:
2.00%, 3/12/2027	25,000	25,709
2.25%, 3/12/2030	25,000	25,356
2.55%, 11/15/2030	225,000	233,086
3.35%, 3/12/2050	115,000	120,114
3.50%, 11/15/2050	25,000	26,873
4.50%, 11/15/2048	55,000	68,534
Target Corp.:
2.25%, 4/15/2025	125,000	131,178
2.35%, 2/15/2030	10,000	10,440
Security Description	Principal Amount	Value
TJX Cos., Inc. 2.25%, 9/15/2026	$ 169,000	$ 177,720
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	115,000	122,714
3.80%, 11/18/2024	53,000	57,756
4.10%, 4/15/2050 (a)	75,000	82,653
4.50%, 11/18/2034	15,000	17,483
Walmart, Inc.:
2.38%, 9/24/2029 (a)	10,000	10,595
2.85%, 7/8/2024	265,000	282,461
3.05%, 7/8/2026	125,000	136,839
3.25%, 7/8/2029 (a)	119,000	133,203
3.55%, 6/26/2025	238,000	262,481
3.70%, 6/26/2028	250,000	284,595
4.05%, 6/29/2048	300,000	377,466
4.30%, 4/22/2044	100,000	126,912
5.88%, 4/5/2027 (a)	15,000	18,810
		8,937,192
SAVINGS & LOANS — 0.0% (e)
People's United Financial, Inc. 3.65%, 12/6/2022	115,000	119,038
SEMICONDUCTORS — 2.3%
Analog Devices, Inc. 3.90%, 12/15/2025	48,000	53,405
Applied Materials, Inc.:
1.75%, 6/1/2030	105,000	103,937
2.75%, 6/1/2050	15,000	14,955
3.30%, 4/1/2027	100,000	110,579
5.85%, 6/15/2041	135,000	198,746
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.13%, 1/15/2025	15,000	16,009
3.50%, 1/15/2028 (a)	193,000	211,733
3.88%, 1/15/2027	410,000	453,140
Broadcom, Inc.:
1.95%, 2/15/2028 (a) (d)	140,000	140,066
2.45%, 2/15/2031 (d)	100,000	98,411
2.60%, 2/15/2033 (a) (d)	100,000	98,032
3.46%, 9/15/2026	215,000	234,000
3.50%, 2/15/2041 (d)	55,000	56,442
3.75%, 2/15/2051 (a) (d)	20,000	20,900
4.11%, 9/15/2028	266,000	299,045
4.15%, 11/15/2030	250,000	280,542
4.30%, 11/15/2032	30,000	34,159
4.75%, 4/15/2029	375,000	436,226
Intel Corp.:
2.45%, 11/15/2029 (a)	787,000	828,923
3.10%, 2/15/2060	20,000	20,432
3.15%, 5/11/2027	25,000	27,488
3.25%, 11/15/2049	215,000	229,138
3.73%, 12/8/2047	335,000	382,265
3.75%, 3/25/2027 (a)	50,000	56,475
4.10%, 5/11/2047	75,000	89,977
4.60%, 3/25/2040	15,000	18,983
4.80%, 10/1/2041	50,000	65,127

See accompanying notes to financial statements.
311

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
KLA Corp.:
4.65%, 11/1/2024	$ 15,000	$ 16,749
5.00%, 3/15/2049	15,000	20,257
Lam Research Corp.:
1.90%, 6/15/2030	25,000	25,095
2.88%, 6/15/2050	20,000	20,237
3.13%, 6/15/2060	20,000	20,855
3.75%, 3/15/2026	150,000	168,061
3.80%, 3/15/2025	222,000	244,282
Marvell Technology, Inc.:
1.65%, 4/15/2026 (d)	65,000	64,976
2.45%, 4/15/2028 (d)	65,000	66,248
2.95%, 4/15/2031 (d)	60,000	62,209
Micron Technology, Inc.:
2.50%, 4/24/2023	220,000	227,348
4.64%, 2/6/2024	55,000	60,250
4.66%, 2/15/2030	145,000	168,815
NVIDIA Corp.:
0.31%, 6/15/2023 (a)	85,000	85,015
0.58%, 6/14/2024	75,000	75,039
1.55%, 6/15/2028	100,000	99,629
2.00%, 6/15/2031	100,000	100,110
3.20%, 9/16/2026	176,000	193,693
3.50%, 4/1/2040	100,000	113,336
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (a) (d)	100,000	101,394
3.25%, 5/11/2041 (d)	60,000	61,523
3.40%, 5/1/2030 (d)	15,000	16,352
4.30%, 6/18/2029 (d)	250,000	286,905
QUALCOMM, Inc.:
2.15%, 5/20/2030	50,000	51,173
2.90%, 5/20/2024	160,000	170,010
3.25%, 5/20/2027	213,000	235,220
3.25%, 5/20/2050 (a)	170,000	183,306
4.80%, 5/20/2045	125,000	166,117
Skyworks Solutions, Inc.:
0.90%, 6/1/2023	15,000	15,039
1.80%, 6/1/2026	25,000	25,353
3.00%, 6/1/2031	20,000	20,491
Texas Instruments, Inc.:
1.38%, 3/12/2025	215,000	219,558
1.75%, 5/4/2030	65,000	64,613
2.25%, 9/4/2029 (a)	30,000	31,235
3.88%, 3/15/2039	10,000	12,006
Xilinx, Inc. 2.95%, 6/1/2024	38,000	40,222
		8,111,856
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc. 3.84%, 5/1/2025	50,000	54,571
SOFTWARE — 2.7%
Activision Blizzard, Inc. 2.50%, 9/15/2050	95,000	85,393
Security Description	Principal Amount	Value
Adobe, Inc. 3.25%, 2/1/2025	$ 186,000	$ 201,464
Autodesk, Inc. 2.85%, 1/15/2030	15,000	15,816
Citrix Systems, Inc.:
1.25%, 3/1/2026	55,000	54,374
3.30%, 3/1/2030	225,000	236,837
Electronic Arts, Inc.:
1.85%, 2/15/2031	60,000	58,020
2.95%, 2/15/2051	40,000	39,161
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	20,000	19,983
0.60%, 3/1/2024 (a)	15,000	14,976
1.15%, 3/1/2026	200,000	198,420
1.65%, 3/1/2028	20,000	19,879
2.25%, 3/1/2031 (a)	50,000	49,922
3.10%, 3/1/2041	10,000	10,274
Fiserv, Inc.:
2.75%, 7/1/2024	125,000	131,810
3.50%, 7/1/2029	110,000	121,090
3.80%, 10/1/2023	165,000	176,585
4.20%, 10/1/2028	140,000	161,041
4.40%, 7/1/2049	93,000	112,031
Intuit, Inc.:
0.65%, 7/15/2023	15,000	15,076
1.35%, 7/15/2027 (a)	115,000	114,910
1.65%, 7/15/2030 (a)	15,000	14,772
Microsoft Corp.:
2.00%, 8/8/2023	12,000	12,393
2.38%, 5/1/2023	100,000	103,313
2.40%, 8/8/2026	500,000	532,830
2.53%, 6/1/2050	431,000	423,531
2.65%, 11/3/2022	400,000	411,028
2.68%, 6/1/2060	258,000	256,875
2.92%, 3/17/2052	339,000	359,591
3.04%, 3/17/2062	206,000	220,263
3.50%, 2/12/2035	150,000	173,877
Oracle Corp.:
1.65%, 3/25/2026	70,000	70,971
2.30%, 3/25/2028	105,000	107,817
2.40%, 9/15/2023	190,000	197,100
2.50%, 4/1/2025	50,000	52,521
2.63%, 2/15/2023	497,000	513,943
2.65%, 7/15/2026	62,000	65,437
2.88%, 3/25/2031	75,000	78,096
2.95%, 5/15/2025	355,000	378,061
3.25%, 5/15/2030 (a)	160,000	172,557
3.40%, 7/8/2024	208,000	223,018
3.60%, 4/1/2050	384,000	394,545
3.65%, 3/25/2041	460,000	488,584
3.80%, 11/15/2037	130,000	142,531
3.85%, 4/1/2060	250,000	264,705
3.95%, 3/25/2051	155,000	169,368
4.00%, 7/15/2046	450,000	488,970

See accompanying notes to financial statements.
312

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.10%, 3/25/2061	$ 95,000	$ 105,282
4.13%, 5/15/2045	234,000	260,554
5.38%, 7/15/2040	50,000	64,802
Roper Technologies, Inc.:
1.75%, 2/15/2031	50,000	48,063
3.65%, 9/15/2023	208,000	221,799
3.80%, 12/15/2026	50,000	55,806
4.20%, 9/15/2028	50,000	57,530
salesforce.com, Inc.:
0.63%, 7/15/2024	30,000	30,015
1.50%, 7/15/2028	35,000	34,996
1.95%, 7/15/2031	80,000	80,124
2.70%, 7/15/2041	30,000	30,188
2.90%, 7/15/2051	50,000	50,523
3.05%, 7/15/2061	25,000	25,406
3.25%, 4/11/2023	100,000	104,910
VMware, Inc. 2.95%, 8/21/2022	115,000	118,005
		9,441,762
TELECOMMUNICATIONS — 5.0%
America Movil SAB de CV:
3.13%, 7/16/2022	8,000	8,218
4.38%, 7/16/2042	100,000	120,434
6.13%, 3/30/2040	373,000	528,754
AT&T, Inc.:
0.90%, 3/25/2024	200,000	200,430
1.65%, 2/1/2028	100,000	99,256
1.70%, 3/25/2026	200,000	202,148
2.25%, 2/1/2032	385,000	378,413
2.30%, 6/1/2027	225,000	232,848
2.75%, 6/1/2031 (a)	100,000	103,959
3.30%, 2/1/2052	100,000	97,398
3.50%, 6/1/2041	50,000	52,047
3.50%, 9/15/2053 (d)	200,000	200,584
3.50%, 2/1/2061 (a)	100,000	98,022
3.55%, 9/15/2055 (d)	234,000	234,473
3.65%, 6/1/2051	200,000	209,018
3.65%, 9/15/2059 (d)	554,000	561,268
3.80%, 3/1/2024 (a)	115,000	123,987
3.80%, 12/1/2057 (d)	893,000	933,185
3.85%, 6/1/2060	125,000	131,856
4.10%, 2/15/2028	150,000	171,061
4.35%, 3/1/2029	360,000	416,707
4.55%, 3/9/2049	50,000	58,682
4.75%, 5/15/2046	400,000	485,952
5.25%, 3/1/2037	512,000	645,801
5.70%, 3/1/2057	100,000	139,722
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	50,000	60,651
Series US-3, 0.75%, 3/17/2024	100,000	100,264
Cisco Systems, Inc.:
2.95%, 2/28/2026	111,000	120,790
5.90%, 2/15/2039	307,000	446,832
Security Description	Principal Amount	Value
Corning, Inc.:
3.90%, 11/15/2049	$ 100,000	$ 113,256
4.38%, 11/15/2057	112,000	133,470
5.85%, 11/15/2068	15,000	21,631
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	90,000	134,793
Juniper Networks, Inc.:
1.20%, 12/10/2025	20,000	19,975
2.00%, 12/10/2030	30,000	28,793
3.75%, 8/15/2029	25,000	27,828
Motorola Solutions, Inc.:
2.75%, 5/24/2031	50,000	51,030
4.00%, 9/1/2024	126,000	137,956
4.60%, 2/23/2028	50,000	58,264
Orange SA 5.50%, 2/6/2044 (a)	202,000	281,196
Rogers Communications, Inc.:
4.30%, 2/15/2048	52,000	60,141
4.35%, 5/1/2049 (a)	72,000	84,747
5.00%, 3/15/2044	311,000	389,005
Telefonica Emisiones SA:
4.10%, 3/8/2027	253,000	284,797
4.57%, 4/27/2023	151,000	161,718
7.05%, 6/20/2036	410,000	590,187
TELUS Corp.:
2.80%, 2/16/2027	115,000	122,825
4.30%, 6/15/2049	15,000	18,103
T-Mobile USA, Inc.:
2.05%, 2/15/2028	110,000	111,466
2.25%, 11/15/2031	50,000	49,242
2.55%, 2/15/2031	10,000	10,114
3.30%, 2/15/2051	75,000	74,734
3.50%, 4/15/2025	50,000	54,223
3.60%, 11/15/2060	20,000	20,420
3.75%, 4/15/2027	304,000	335,947
3.88%, 4/15/2030	325,000	362,762
4.38%, 4/15/2040	276,000	323,505
4.50%, 4/15/2050	215,000	255,764
Verizon Communications, Inc.:
0.75%, 3/22/2024	200,000	200,872
0.85%, 11/20/2025	100,000	98,779
1.45%, 3/20/2026	40,000	40,370
1.50%, 9/18/2030	230,000	219,512
1.68%, 10/30/2030	147,000	140,436
1.75%, 1/20/2031 (a)	100,000	95,832
2.10%, 3/22/2028	200,000	204,236
2.63%, 8/15/2026	270,000	286,851
2.88%, 11/20/2050	150,000	143,247
2.99%, 10/30/2056	314,000	295,232
3.00%, 11/20/2060	90,000	84,496
3.40%, 3/22/2041	300,000	317,769
3.55%, 3/22/2051	155,000	165,627
3.70%, 3/22/2061	345,000	370,023
3.88%, 2/8/2029 (a)	275,000	312,884

See accompanying notes to financial statements.
313

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.02%, 12/3/2029	$ 133,000	$ 152,564
4.13%, 3/16/2027	722,000	821,723
4.33%, 9/21/2028	273,000	317,308
4.75%, 11/1/2041	57,000	72,438
4.86%, 8/21/2046	460,000	594,219
5.01%, 4/15/2049	20,000	26,464
Vodafone Group PLC:
4.25%, 9/17/2050	111,000	129,209
4.38%, 5/30/2028	350,000	407,141
4.38%, 2/19/2043	138,000	161,038
4.88%, 6/19/2049	50,000	63,047
6.25%, 11/30/2032	200,000	269,960
		17,471,929
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	122,000	133,302
3.55%, 11/19/2026	30,000	32,879
6.35%, 3/15/2040	144,000	200,562
		366,743
TRANSPORTATION — 2.1%
Burlington Northern Santa Fe LLC:
3.25%, 6/15/2027 (a)	50,000	55,082
3.30%, 9/15/2051	100,000	109,112
3.65%, 9/1/2025	100,000	110,325
3.90%, 8/1/2046	54,000	63,408
4.15%, 12/15/2048	49,000	60,112
4.45%, 3/15/2043	175,000	219,366
4.55%, 9/1/2044	282,000	359,437
4.70%, 9/1/2045	65,000	84,627
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	13,575
3.65%, 2/3/2048	63,000	69,910
4.45%, 1/20/2049	100,000	124,440
6.20%, 6/1/2036	30,000	42,329
6.90%, 7/15/2028	20,000	26,584
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,624
6.13%, 9/15/2115	165,000	256,412
CSX Corp.:
3.25%, 6/1/2027	275,000	301,576
3.35%, 11/1/2025	108,000	118,108
3.35%, 9/15/2049	15,000	15,891
3.80%, 3/1/2028	15,000	16,911
3.80%, 11/1/2046	25,000	28,287
3.80%, 4/15/2050	50,000	57,325
4.40%, 3/1/2043	240,000	289,094
4.50%, 3/15/2049	85,000	106,259
4.50%, 8/1/2054	25,000	31,693
FedEx Corp.:
2.40%, 5/15/2031	65,000	66,210
3.25%, 5/15/2041	65,000	66,927
3.88%, 8/1/2042	25,000	27,817
3.90%, 2/1/2035	49,000	56,085
Security Description	Principal Amount	Value
4.10%, 4/15/2043	$ 35,000	$ 39,956
4.55%, 4/1/2046	125,000	151,324
4.95%, 10/17/2048	125,000	161,310
5.25%, 5/15/2050	250,000	339,147
GXO Logistics, Inc.:
1.65%, 7/15/2026 (d) (f)	100,000	99,493
2.65%, 7/15/2031 (d) (f)	100,000	99,497
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	165,000	183,746
Kansas City Southern:
3.00%, 5/15/2023 (a)	50,000	51,833
3.50%, 5/1/2050	50,000	52,890
4.30%, 5/15/2043	200,000	229,592
4.95%, 8/15/2045	15,000	19,164
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	100,000	101,339
3.05%, 5/15/2050	25,000	25,062
3.15%, 6/1/2027	58,000	63,062
3.16%, 5/15/2055	60,000	60,672
3.40%, 11/1/2049	25,000	26,543
3.65%, 8/1/2025	280,000	307,826
3.80%, 8/1/2028 (a)	25,000	28,316
3.94%, 11/1/2047	5,000	5,739
4.10%, 5/15/2121	25,000	27,357
4.15%, 2/28/2048	10,000	11,778
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	270,000	282,623
Series MTN, 2.90%, 12/1/2026	20,000	21,423
Series MTN, 3.65%, 3/18/2024 (a)	25,000	26,872
Union Pacific Corp.:
2.38%, 5/20/2031	40,000	40,868
2.97%, 9/16/2062	128,000	122,913
3.20%, 5/20/2041	70,000	74,008
3.55%, 5/20/2061	100,000	107,289
3.65%, 2/15/2024	15,000	16,082
3.80%, 10/1/2051	200,000	228,560
3.80%, 4/6/2071 (d)	115,000	127,384
3.88%, 2/1/2055	130,000	147,148
4.16%, 7/15/2022	233,000	240,072
Series MTN, 3.55%, 8/15/2039	290,000	322,674
United Parcel Service, Inc.:
2.80%, 11/15/2024 (a)	166,000	177,414
3.40%, 9/1/2049	115,000	128,941
4.25%, 3/15/2049	250,000	315,935
		7,254,378
TRUCKING & LEASING — 0.0% (e)
GATX Corp.:
3.10%, 6/1/2051	105,000	100,368
4.00%, 6/30/2030	30,000	33,853
		134,221

See accompanying notes to financial statements.
314

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	$ 50,000	$ 50,833
2.80%, 5/1/2030	25,000	26,501
3.25%, 6/1/2051	50,000	52,317
3.40%, 3/1/2025	15,000	16,295
3.45%, 5/1/2050	25,000	27,034
3.75%, 9/1/2028	100,000	113,335
4.15%, 6/1/2049	125,000	150,950
4.30%, 12/1/2042	88,000	107,977
6.59%, 10/15/2037	100,000	148,158
Essential Utilities, Inc.:
2.40%, 5/1/2031	70,000	70,500
4.28%, 5/1/2049	15,000	17,881
United Utilities PLC 6.88%, 8/15/2028	11,000	14,131
		795,912
TOTAL CORPORATE BONDS & NOTES (Cost $335,129,251)		344,812,750
	Shares
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (g) (h)	2,843,012	2,843,865
State Street Navigator Securities Lending Portfolio II (i) (j)	11,560,805	11,560,805
TOTAL SHORT-TERM INVESTMENTS (Cost $14,404,668)		14,404,670
TOTAL INVESTMENTS — 103.1% (Cost $349,533,919)		359,217,420
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(10,789,926)
NET ASSETS — 100.0%		$ 348,427,494

(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2021. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$344,812,750	$—	$344,812,750
Short-Term Investments	14,404,670	—	—	14,404,670
TOTAL INVESTMENTS	$14,404,670	$344,812,750	$—	$359,217,420
See accompanying notes to financial statements.
315

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	476,090	$ 476,280	$39,192,902	$36,825,097	$(222)	$ 2	2,843,012	$ 2,843,865	$ 1,097
State Street Navigator Securities Lending Portfolio II	5,850,283	5,850,283	59,533,895	53,823,373	—	—	11,560,805	11,560,805	21,705
Total		$6,326,563	$98,726,797	$90,648,470	$(222)	$ 2		$14,404,670	$22,802
See accompanying notes to financial statements.
316

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.2%
Federal Home Loan Mortgage Corp.:
1.50%, 12/1/2035	$ 5,574,115	$ 5,644,504
1.50%, 2/1/2036	4,093,547	4,145,239
1.50%, 4/1/2036	2,447,091	2,477,515
1.50%, 5/1/2036	513,182	519,563
1.50%, 5/1/2041	4,958,116	4,958,038
1.50%, 12/1/2050	2,932,051	2,877,618
1.50%, 2/1/2051	9,793,863	9,612,042
1.50%, 5/1/2051	2,978,613	2,922,565
1.50%, 6/1/2051	15,237,998	14,951,267
2.00%, 2/1/2032	2,765,827	2,859,342
2.00%, 7/1/2035	1,699,462	1,753,369
2.00%, 8/1/2035	1,767,702	1,831,416
2.00% 9/1/2035	7,259,557	7,530,409
2.00%, 11/1/2035	10,426,453	10,771,068
2.00%, 4/1/2036	4,576,770	4,723,414
2.00%, 6/1/2036	460,256	475,003
2.00%, 5/1/2041	2,976,827	3,040,002
2.00%, 7/1/2041	6,976,678	7,124,737
2.00%, 8/1/2050	208,821	211,075
2.00%, 9/1/2050	3,839,765	3,885,398
2.00%, 10/1/2050	13,806,914	13,955,965
2.00%, 11/1/2050	25,259,163	25,531,844
2.00% 12/1/2050	30,824,519	31,157,563
2.00%, 1/1/2051	26,220,604	26,503,664
2.00% 2/1/2051	44,959,763	45,494,605
2.00% 3/1/2051	8,558,694	8,651,165
2.00% 4/1/2051	43,511,711	43,985,703
2.00% 5/1/2051	9,046,423	9,151,633
2.00%, 6/1/2051	1,476,459	1,492,394
2.50%, 9/1/2027	338,030	352,756
2.50%, 10/1/2027	133,274	139,080
2.50%, 1/1/2028	134,778	140,650
2.50%, 4/1/2028	207,574	217,084
2.50%, 5/1/2028	201,662	210,448
2.50% 6/1/2028	101,382	105,867
2.50%, 10/1/2029	35,868	37,498
2.50%, 1/1/2031	127,387	133,308
2.50%, 6/1/2031	641,646	672,109
2.50%, 10/1/2031	795,033	832,626
2.50%, 9/1/2032	1,501,751	1,571,242
2.50%, 2/1/2033	129,274	135,100
2.50%, 12/1/2033	3,095,967	3,234,358
2.50%, 1/1/2035	2,423,251	2,556,900
2.50%, 5/1/2035	2,431,002	2,534,854
2.50% 7/1/2035	7,280,971	7,709,650
2.50%, 8/1/2035	3,746,756	3,909,261
2.50%, 9/1/2035	3,768,904	3,934,662
2.50%, 10/1/2035	1,797,917	1,878,084
2.50%, 12/1/2035	966,169	1,010,414
2.50%, 1/1/2036	1,323,113	1,384,399
Security Description	Principal Amount	Value
2.50%, 4/1/2036	$ 948,651	$ 992,213
2.50%, 2/1/2040	4,487,851	4,653,746
2.50%, 8/1/2040	985,052	1,022,687
2.50%, 9/1/2046	133,808	139,049
2.50%, 4/1/2050	1,565,614	1,623,248
2.50%, 5/1/2050	2,569,282	2,657,454
2.50% 7/1/2050	2,296,691	2,388,649
2.50%, 8/1/2050	13,689,582	14,159,376
2.50% 9/1/2050	24,485,340	25,509,498
2.50% 10/1/2050	72,367,018	75,278,808
2.50%, 11/1/2050	13,371,720	13,831,434
3.00%, 10/1/2026	128,562	135,196
3.00%, 11/1/2026	211,589	222,458
3.00% 3/1/2027	1,335,326	1,404,169
3.00%, 6/1/2027	132,999	139,846
3.00%, 10/1/2028	124,588	131,001
3.00%, 2/1/2029	29,447	31,055
3.00%, 7/1/2029	55,793	58,864
3.00%, 8/1/2029	161,067	169,932
3.00%, 9/1/2029	38,191	40,292
3.00%, 10/1/2030	160,975	170,217
3.00%, 11/1/2030	224,835	237,547
3.00%, 12/1/2030	696,577	744,693
3.00%, 2/1/2031	689,251	729,115
3.00%, 8/1/2031	170,751	180,626
3.00%, 11/1/2031	248,589	262,233
3.00%, 2/1/2032	132,558	140,250
3.00%, 5/1/2032	426,065	449,185
3.00%, 7/1/2032	169,659	178,865
3.00%, 10/1/2032	224,624	236,813
3.00%, 12/1/2032	3,851,703	4,060,710
3.00%, 1/1/2033	143,438	151,222
3.00%, 2/1/2033	196,988	207,701
3.00%, 3/1/2033	3,298,904	3,490,281
3.00%, 4/1/2033	3,266,258	3,450,117
3.00%, 5/1/2033	122,725	129,219
3.00%, 7/1/2033	1,097,914	1,167,289
3.00% 9/1/2034	2,640,299	2,818,218
3.00%, 12/1/2034	4,829,080	5,154,424
3.00%, 1/1/2035	4,337,813	4,594,547
3.00%, 4/1/2035	345,343	365,382
3.00%, 6/1/2035	391,128	413,823
3.00% 7/1/2035	7,318,907	7,779,183
3.00%, 4/1/2036	239,039	252,378
3.00%, 8/1/2036	529,486	564,838
3.00%, 9/1/2036	289,965	307,521
3.00%, 1/1/2038	173,941	183,152
3.00% 2/1/2038	1,118,757	1,179,222
3.00%, 8/1/2042	204,992	217,487
3.00%, 9/1/2042	141,655	150,289
3.00% 11/1/2042	1,176,029	1,255,159
3.00%, 1/1/2043	543,282	576,382
3.00% 2/1/2043	797,917	847,264
3.00%, 3/1/2043	235,032	249,605
3.00% 4/1/2043	1,896,184	2,024,382

See accompanying notes to financial statements.
317

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.00%, 5/1/2043	$ 980,016	$ 1,055,161
3.00%, 6/1/2043	61,144	64,935
3.00%, 7/1/2043	109,047	115,808
3.00%, 8/1/2043	64,270	68,255
3.00%, 9/1/2043	67,916	72,127
3.00%, 10/1/2043	69,033	73,313
3.00%, 12/1/2044	138,927	147,209
3.00%, 1/1/2045	584,735	619,560
3.00% 6/1/2045	577,297	612,229
3.00% 7/1/2045	657,251	693,490
3.00%, 8/1/2045	618,271	655,934
3.00%, 5/1/2046	170,825	179,744
3.00% 6/1/2046	3,445,395	3,657,183
3.00% 7/1/2046	9,302,756	9,808,825
3.00% 8/1/2046	1,784,535	1,876,933
3.00% 9/1/2046	2,895,940	3,063,600
3.00% 10/1/2046	1,128,915	1,192,318
3.00%, 11/1/2046	244,033	256,774
3.00% 12/1/2046	5,367,507	5,659,200
3.00% 1/1/2047	1,145,234	1,204,674
3.00% 2/1/2047	10,442,305	11,035,797
3.00% 7/1/2047	1,200,686	1,262,943
3.00%, 12/1/2047	412,204	431,938
3.00%, 1/1/2048	1,770,187	1,854,929
3.00%, 2/1/2048	159,343	166,971
3.00%, 3/1/2048	939,532	984,510
3.00%, 10/1/2048	1,006,591	1,054,778
3.00% 10/1/2049	6,481,208	6,800,048
3.00%, 12/1/2049	725,547	765,730
3.00% 1/1/2050	2,016,176	2,111,158
3.00% 2/1/2050	18,084,672	18,966,356
3.00%, 3/1/2050	1,552,638	1,638,629
3.00% 4/1/2050	3,710,368	3,911,581
3.00%, 5/1/2050	578,395	612,027
3.00% 9/1/2050	3,393,654	3,544,422
3.00%, 4/1/2051	2,458,449	2,576,387
3.00%, 5/1/2051	3,272,585	3,432,086
3.00%, 6/1/2051	16,207,921	17,011,097
3.50%, 2/1/2026	93,772	100,119
3.50%, 10/1/2026	88,591	94,675
3.50%, 1/1/2029	27,212	29,103
3.50%, 3/1/2029	565,834	605,781
3.50%, 4/1/2029	214,126	229,243
3.50%, 6/1/2029	46,465	49,758
3.50%, 8/1/2029	26,284	28,147
3.50%, 9/1/2029	581,269	622,305
3.50%, 2/1/2030	16,885	18,114
3.50%, 1/1/2034	145,717	155,723
3.50%, 3/1/2034	493,515	527,066
3.50%, 8/1/2034	186,106	198,758
3.50%, 7/1/2035	141,576	151,552
3.50%, 2/1/2039	94,545	99,782
3.50%, 3/1/2039	324,490	342,279
3.50%, 4/1/2039	143,073	150,741
3.50%, 10/1/2041	870,114	934,320
Security Description	Principal Amount	Value
3.50% 2/1/2042	$ 583,277	$ 626,301
3.50%, 7/1/2042	12,963	13,917
3.50%, 8/1/2042	699,507	754,891
3.50%, 9/1/2042	189,713	203,635
3.50%, 3/1/2043	106,265	114,072
3.50%, 5/1/2043	273,622	293,726
3.50%, 8/1/2043	237,435	254,937
3.50%, 11/1/2043	45,635	48,988
3.50%, 12/1/2043	739,346	811,184
3.50%, 1/1/2044	497,003	533,477
3.50%, 5/1/2044	149,018	159,525
3.50%, 6/1/2044	87,560	93,743
3.50%, 8/1/2044	39,015	41,770
3.50%, 10/1/2044	615,682	659,160
3.50%, 11/1/2044	64,682	69,250
3.50% 12/1/2044	379,041	405,785
3.50% 1/1/2045	725,731	776,905
3.50%, 2/1/2045	150,702	161,344
3.50%, 3/1/2045	297,323	321,091
3.50% 7/1/2045	143,982	154,291
3.50%, 8/1/2045	148,779	158,779
3.50%, 10/1/2045	140,955	150,429
3.50% 11/1/2045	292,705	312,306
3.50% 12/1/2045	864,297	925,388
3.50% 1/1/2046	807,928	865,650
3.50% 3/1/2046	1,181,382	1,260,602
3.50% 5/1/2046	380,915	404,969
3.50% 7/1/2046	4,779,993	5,196,206
3.50% 12/1/2046	449,257	477,589
3.50% 2/1/2047	6,156,087	6,563,258
3.50% 6/1/2047	2,329,160	2,482,680
3.50%, 7/1/2047	271,941	287,479
3.50%, 8/1/2047	250,811	265,238
3.50%, 9/1/2047	376,047	406,623
3.50% 10/1/2047	1,598,238	1,690,067
3.50% 11/1/2047	2,517,287	2,712,596
3.50%, 12/1/2047	268,277	283,708
3.50% 2/1/2048	835,596	883,340
3.50% 3/1/2048	6,607,927	7,072,794
3.50% 5/1/2048	291,210	311,816
3.50% 6/1/2048	337,228	356,078
3.50% 11/1/2048	1,010,436	1,087,867
3.50%, 3/1/2049	2,557,419	2,719,803
3.50% 4/1/2049	1,023,676	1,077,296
3.50%, 6/1/2049	195,640	206,341
3.50%, 7/1/2049	863,263	908,489
3.50% 8/1/2049	2,405,796	2,566,680
3.50% 9/1/2049	3,080,838	3,293,803
3.50% 10/1/2049	1,111,664	1,186,447
3.50% 12/1/2049	34,914,849	37,809,778
3.50% 1/1/2050	26,336,930	28,210,424
3.50% 6/1/2050	710,577	749,086
4.00%, 6/1/2025	127,232	135,804
4.00%, 2/1/2027	242,378	258,775
4.00%, 11/1/2033	60,238	64,007

See accompanying notes to financial statements.
318

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.00%, 6/1/2035	$ 103,904	$ 112,817
4.00%, 10/1/2039	325,817	356,439
4.00% 10/1/2040	760,026	831,389
4.00%, 12/1/2040	291,250	318,595
4.00% 1/1/2041	507,829	555,507
4.00%, 12/1/2041	56,789	62,133
4.00%, 2/1/2042	168,040	183,866
4.00%, 4/1/2042	28,985	31,713
4.00%, 6/1/2042	94,132	102,974
4.00%, 10/1/2043	139,476	152,601
4.00%, 12/1/2043	735,205	803,949
4.00% 5/1/2044	62,933	68,342
4.00% 7/1/2044	208,876	226,855
4.00%, 8/1/2044	107,036	116,263
4.00%, 10/1/2044	97,213	105,569
4.00% 11/1/2044	450,591	489,431
4.00%, 12/1/2044	26,118	28,364
4.00%, 2/1/2045	633,827	685,563
4.00%, 4/1/2045	38,658	41,837
4.00% 5/1/2045	1,118,734	1,217,242
4.00%, 9/1/2045	126,146	136,443
4.00% 10/1/2045	686,246	742,334
4.00%, 11/1/2045	380,085	411,109
4.00% 12/1/2045	284,627	307,974
4.00%, 1/1/2046	494,368	535,021
4.00% 2/1/2046	2,429,998	2,628,344
4.00%, 9/1/2046	186,747	203,992
4.00%, 12/1/2046	276,598	299,175
4.00% 1/1/2047	3,721,783	4,025,932
4.00%, 5/1/2047	150,546	161,110
4.00%, 6/1/2047	139,680	149,467
4.00% 7/1/2047	495,155	533,437
4.00%, 8/1/2047	277,357	296,790
4.00%, 9/1/2047	140,109	149,926
4.00%, 11/1/2047	299,893	325,492
4.00%, 12/1/2047	152,992	163,712
4.00% 2/1/2048	1,054,007	1,127,971
4.00%, 3/1/2048	276,890	296,321
4.00%, 4/1/2048	252,887	269,202
4.00%, 5/1/2048	211,313	224,946
4.00%, 6/1/2048	2,816,887	3,109,398
4.00% 7/1/2048	223,782	238,220
4.00% 9/1/2048	593,156	631,970
4.00% 10/1/2048	1,957,380	2,106,140
4.00% 11/1/2048	964,139	1,047,946
4.00%, 12/1/2048	1,383,550	1,503,079
4.00% 1/1/2049	1,494,821	1,631,305
4.00% 3/1/2049	3,676,560	3,925,556
4.00%, 4/1/2049	3,700,005	3,984,201
4.00%, 6/1/2049	1,052,335	1,120,100
4.00% 7/1/2049	2,072,300	2,227,711
4.00%, 8/1/2049	366,170	389,749
4.00%, 9/1/2049	835,737	889,554
4.00%, 1/1/2050	2,678,523	2,851,006
4.00%, 5/1/2050	501,308	536,585
Security Description	Principal Amount	Value
4.00%, 6/1/2050	$ 685,087	$ 733,297
4.00%, 7/1/2050	308,289	329,983
4.50%, 2/1/2039	53,443	59,599
4.50%, 7/1/2041	106,668	118,261
4.50%, 9/1/2041	27,544	30,538
4.50%, 10/1/2041	219,247	243,007
4.50%, 10/1/2043	68,215	75,806
4.50%, 3/1/2044	87,855	97,028
4.50%, 7/1/2044	304,360	336,127
4.50%, 9/1/2044	172,540	194,094
4.50%, 10/1/2044	157,076	173,390
4.50%, 7/1/2045	258,784	286,829
4.50%, 8/1/2045	32,469	35,911
4.50%, 3/1/2046	292,642	323,036
4.50%, 8/1/2046	174,048	195,104
4.50%, 3/1/2047	429,866	475,626
4.50%, 7/1/2047	449,350	496,248
4.50%, 12/1/2047	245,030	266,016
4.50%, 6/1/2048	1,429,902	1,566,958
4.50%, 7/1/2048	91,797	98,753
4.50%, 8/1/2048	279,804	300,938
4.50%, 9/1/2048	2,310,198	2,494,717
4.50%, 11/1/2048	55,080	59,253
4.50% 1/1/2049	1,086,567	1,180,966
4.50% 3/1/2049	2,882,801	3,159,157
4.50%, 4/1/2049	296,354	319,674
4.50%, 5/1/2049	547,022	588,438
4.50%, 8/1/2049	4,739,513	5,229,284
4.50%, 2/1/2050	1,059,943	1,140,192
5.00%, 12/1/2033	272,529	307,768
5.00%, 9/1/2038	24,668	28,074
5.00%, 9/1/2039	111,895	127,337
5.00%, 12/1/2041	73,869	84,070
5.00%, 12/1/2044	245,682	279,588
5.00%, 7/1/2048	317,598	346,927
5.00% 8/1/2048	1,428,340	1,563,831
5.00% 9/1/2048	3,722,727	4,067,518
5.00%, 5/1/2049	2,332,829	2,549,097
5.00%, 9/1/2049	12,746,582	14,227,215
5.00%, 10/1/2049	4,405,890	4,814,027
5.00%, 11/1/2049	2,063,755	2,255,078
5.00%, 3/1/2050	3,680,272	4,021,458
5.50%, 9/1/2035	3,451	3,810
5.50%, 12/1/2036	9,289	10,545
5.50%, 7/1/2037	117,331	135,560
5.50%, 4/1/2038	125,472	145,581
5.50%, 5/1/2038	2,866	3,214
5.50%, 8/1/2038	172,869	200,686
6.00%, 7/1/2040	347,784	410,593
Federal National Mortgage Association:
1.50%, 11/1/2035	1,889,647	1,913,724
1.50%, 12/1/2035	1,290,320	1,306,639
1.50%, 1/1/2036	2,837,830	2,873,666
1.50% 2/1/2036	8,839,054	8,953,082

See accompanying notes to financial statements.
319

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
1.50%, 3/1/2036	$ 1,000,000	$ 1,012,431
1.50%, 4/1/2036	1,268,132	1,284,258
1.50%, 6/1/2036	184,084	186,373
1.50%, 7/1/2036	8,957,411	9,068,764
1.50%, 5/1/2041	5,950,461	5,948,815
1.50%, 12/1/2050	22,237,475	21,824,658
1.50%, 1/1/2051	7,545,368	7,405,296
1.50%, 3/1/2051	9,648,391	9,466,844
1.50%, 5/1/2051	993,547	974,852
1.50%, 7/1/2051	1,500,000	1,471,776
2.00%, 2/1/2028	815,251	841,809
2.00%, 11/1/2031	124,460	128,676
2.00%, 5/1/2035	1,955,847	2,017,889
2.00%, 7/1/2035	289,393	298,572
2.00%, 8/1/2035	9,013,224	9,354,579
2.00% 9/1/2035	18,492,057	19,120,772
2.00%, 10/1/2035	14,770,323	15,280,505
2.00%, 11/1/2035	4,468,194	4,609,930
2.00%, 12/1/2035	7,489,788	7,727,373
2.00%, 1/1/2036	5,964,917	6,157,449
2.00% 2/1/2036	7,221,520	7,475,351
2.00%, 3/1/2036	3,397,320	3,521,148
2.00% 4/1/2036	5,892,802	6,109,460
2.00%, 5/1/2036	25,622,156	26,478,540
2.00% 7/1/2036	7,740,000	7,990,426
2.00%, 8/1/2040	841,985	858,897
2.00%, 10/1/2040	3,618,585	3,691,647
2.00%, 11/1/2040	8,386,438	8,554,188
2.00%, 12/1/2040	4,754,685	4,849,301
2.00%, 1/1/2041	14,418,066	14,707,615
2.00%, 5/1/2041	1,984,223	2,026,085
2.00%, 6/1/2050	3,219,685	3,254,449
2.00%, 7/1/2050	11,931,780	12,094,169
2.00%, 8/1/2050	6,574,533	6,664,011
2.00% 9/1/2050	4,444,983	4,497,255
2.00%, 10/1/2050	2,276,016	2,314,568
2.00% 11/1/2050	42,816,534	43,434,258
2.00% 12/1/2050	4,378,321	4,434,778
2.00% 1/1/2051	40,633,688	41,086,006
2.00% 2/1/2051	58,838,972	59,612,755
2.00% 3/1/2051	63,291,305	64,035,619
2.00% 4/1/2051	39,821,024	40,269,860
2.00% 5/1/2051	41,935,390	42,421,387
2.00%, 6/1/2051	13,500,000	13,659,257
2.00%, 7/1/2051	43,851,598	44,325,061
2.50% 12/1/2027	974,501	1,016,665
2.50% 7/1/2028	292,642	305,516
2.50%, 8/1/2028	140,228	146,396
2.50% 9/1/2028	1,259,860	1,315,081
2.50%, 10/1/2028	66,185	69,097
2.50% 3/1/2029	366,964	382,953
2.50%, 6/1/2029	6,493,428	6,774,378
2.50%, 2/1/2030	49,831	52,084
2.50%, 4/1/2030	250,862	262,595
2.50%, 5/1/2030	72,405	75,755
Security Description	Principal Amount	Value
2.50%, 6/1/2030	$ 1,215,356	$ 1,271,590
2.50% 7/1/2030	1,830,819	1,911,497
2.50%, 8/1/2030	1,481,953	1,550,522
2.50%, 11/1/2030	223,717	234,181
2.50% 8/1/2031	1,455,692	1,525,789
2.50% 9/1/2031	2,101,287	2,200,499
2.50% 10/1/2031	1,220,557	1,279,005
2.50% 11/1/2031	1,894,968	1,984,973
2.50%, 12/1/2031	277,515	290,617
2.50%, 2/1/2032	743,546	779,841
2.50%, 4/1/2032	445,848	465,840
2.50%, 6/1/2032	1,852,813	1,940,293
2.50%, 8/1/2032	471,920	494,956
2.50%, 10/1/2032	694,837	725,995
2.50%, 12/1/2032	143,381	149,811
2.50% 1/1/2033	1,050,813	1,099,860
2.50%, 4/1/2033	1,084,897	1,137,854
2.50%, 12/1/2033	4,175,225	4,368,410
2.50%, 6/1/2034	363,179	380,573
2.50%, 8/1/2034	2,040,083	2,134,476
2.50%, 10/1/2034	352,067	368,807
2.50%, 12/1/2034	1,822,521	1,909,805
2.50% 1/1/2035	7,679,232	8,062,778
2.50%, 2/1/2035	2,760,409	2,892,610
2.50%, 4/1/2035	1,286,850	1,357,307
2.50%, 6/1/2035	8,660,167	9,133,941
2.50%, 7/1/2035	6,335,081	6,671,306
2.50% 8/1/2035	10,083,670	10,586,474
2.50%, 1/1/2036	577,100	609,796
2.50%, 2/1/2036	2,838,009	2,988,632
2.50%, 2/1/2040	5,403,387	5,602,422
2.50%, 5/1/2040	2,881,271	2,991,105
2.50%, 7/1/2040	447,367	464,412
2.50%, 2/1/2041	9,625,984	9,992,515
2.50%, 12/1/2042	394,581	411,893
2.50%, 1/1/2043	5,382,787	5,618,950
2.50%, 2/1/2043	669,876	699,266
2.50%, 4/1/2043	344,065	358,792
2.50%, 5/1/2043	252,457	263,262
2.50%, 10/1/2046	985,812	1,024,384
2.50%, 4/1/2048	399,656	415,294
2.50% 11/1/2049	17,082,560	17,661,411
2.50%, 12/1/2049	2,123,228	2,195,174
2.50%, 1/1/2050	997,197	1,030,987
2.50%, 2/1/2050	1,227,618	1,269,217
2.50%, 3/1/2050	6,601,461	6,848,642
2.50% 5/1/2050	2,124,846	2,197,755
2.50% 6/1/2050	38,340,271	39,885,914
2.50% 7/1/2050	29,985,425	31,164,643
2.50% 8/1/2050	38,294,724	39,917,412
2.50% 9/1/2050	16,919,714	17,536,488
2.50% 10/1/2050	16,581,852	17,164,746
2.50% 11/1/2050	4,361,513	4,514,013
2.50% 12/1/2050	2,695,732	2,790,131
2.50% 3/1/2051	7,855,428	8,169,841

See accompanying notes to financial statements.
320

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
2.50%, 4/1/2051	$ 5,936,960	$ 6,157,887
2.50% 5/1/2051	27,441,073	28,457,775
2.50%, 7/1/2051	23,120,435	23,924,397
3.00% 12/1/2026	138,979	146,147
3.00%, 2/1/2027	18,770	19,733
3.00%, 4/1/2027	142,410	149,732
3.00% 8/1/2027	578,065	607,765
3.00%, 6/1/2028	963,749	1,013,300
3.00%, 9/1/2028	144,571	152,003
3.00%, 10/1/2028	51,763	54,574
3.00%, 11/1/2028	88,630	93,501
3.00%, 6/1/2029	46,735	49,316
3.00%, 7/1/2029	75,636	79,780
3.00% 8/1/2029	96,619	101,912
3.00%, 9/1/2029	33,492	35,327
3.00%, 10/1/2029	144,119	152,076
3.00% 2/1/2030	326,057	343,346
3.00% 3/1/2030	1,713,959	1,810,998
3.00%, 4/1/2030	113,645	120,041
3.00% 5/1/2030	1,434,463	1,508,215
3.00%, 6/1/2030	45,797	48,374
3.00%, 7/1/2030	691,902	729,476
3.00% 9/1/2030	615,106	648,598
3.00%, 11/1/2030	297,384	314,122
3.00%, 12/1/2030	57,303	60,528
3.00% 1/1/2031	1,922,659	2,028,861
3.00% 4/1/2031	326,115	344,967
3.00%, 1/1/2032	204,879	216,698
3.00%, 6/1/2032	224,804	237,013
3.00%, 7/1/2032	405,449	428,588
3.00% 11/1/2032	3,495,455	3,688,811
3.00% 12/1/2032	788,972	833,250
3.00%, 1/1/2033	173,139	182,501
3.00%, 3/1/2033	547,408	581,541
3.00%, 5/1/2033	104,559	110,212
3.00%, 9/1/2033	5,338,754	5,706,487
3.00% 2/1/2034	1,314,321	1,385,177
3.00%, 7/1/2034	1,235,810	1,312,751
3.00%, 10/1/2034	1,056,151	1,112,437
3.00%, 11/1/2034	989,225	1,045,650
3.00%, 12/1/2034	2,422,308	2,589,061
3.00% 1/1/2035	1,046,567	1,102,875
3.00%, 2/1/2035	117,382	124,362
3.00% 4/1/2035	1,175,550	1,257,425
3.00%, 5/1/2035	5,780,923	6,070,629
3.00%, 12/1/2035	218,876	230,337
3.00%, 2/1/2036	112,919	119,432
3.00%, 6/1/2036	2,510,786	2,649,416
3.00%, 8/1/2036	1,668,891	1,761,037
3.00%, 9/1/2036	270,125	285,040
3.00%, 12/1/2036	300,211	322,583
3.00%, 6/1/2037	4,395,661	4,638,362
3.00%, 8/1/2037	159,927	168,302
3.00%, 3/1/2038	1,316,238	1,385,173
3.00%, 8/1/2038	3,442,719	3,632,805
Security Description	Principal Amount	Value
3.00%, 11/1/2039	$ 270,807	$ 282,326
3.00%, 2/1/2040	2,455,178	2,559,616
3.00%, 3/1/2040	4,897,057	5,153,532
3.00%, 4/1/2040	3,056,645	3,193,128
3.00%, 11/1/2041	7,828,591	8,233,938
3.00%, 9/1/2042	117,763	124,886
3.00% 10/1/2042	425,429	454,232
3.00% 12/1/2042	316,841	337,382
3.00%, 1/1/2043	1,362,547	1,452,787
3.00% 2/1/2043	549,687	584,209
3.00%, 3/1/2043	547,487	575,834
3.00% 4/1/2043	460,404	488,770
3.00% 5/1/2043	1,814,278	1,923,619
3.00% 6/1/2043	648,243	688,184
3.00% 7/1/2043	371,835	394,746
3.00% 8/1/2043	4,985,116	5,354,914
3.00%, 9/1/2043	96,329	102,265
3.00%, 1/1/2044	91,077	96,689
3.00% 10/1/2044	2,118,040	2,246,431
3.00%, 12/1/2044	739,696	770,997
3.00%, 1/1/2045	346,395	366,711
3.00% 4/1/2045	351,543	373,466
3.00% 5/1/2045	517,979	546,265
3.00%, 8/1/2045	515,856	547,640
3.00% 11/1/2045	256,182	270,171
3.00%, 12/1/2045	115,108	121,394
3.00%, 4/1/2046	4,335,780	4,572,548
3.00% 5/1/2046	790,977	845,545
3.00% 8/1/2046	2,040,420	2,169,403
3.00% 9/1/2046	8,068,092	8,555,981
3.00% 10/1/2046	9,184,405	9,741,858
3.00% 11/1/2046	4,432,721	4,672,348
3.00% 12/1/2046	514,042	544,417
3.00% 1/1/2047	5,413,673	5,788,346
3.00%, 2/1/2047	120,531	127,958
3.00% 3/1/2047	720,352	758,843
3.00% 4/1/2047	14,357,529	15,277,441
3.00% 7/1/2047	7,022,432	7,386,037
3.00%, 8/1/2047	550,016	578,494
3.00%, 9/1/2047	523,371	557,186
3.00% 10/1/2047	8,335,885	8,762,310
3.00% 12/1/2047	3,073,359	3,232,490
3.00%, 1/1/2048	1,875,192	1,965,503
3.00%, 2/1/2048	1,627,688	1,706,078
3.00%, 4/1/2048	11,455,358	12,161,173
3.00%, 11/1/2048	1,827,920	1,915,954
3.00%, 6/1/2049	680,937	711,740
3.00% 9/1/2049	3,164,325	3,309,500
3.00% 10/1/2049	2,673,040	2,792,119
3.00% 11/1/2049	5,602,049	5,851,866
3.00%, 12/1/2049	1,699,833	1,787,846
3.00% 1/1/2050	12,636,365	13,227,372
3.00% 2/1/2050	24,109,068	25,488,636
3.00% 3/1/2050	17,377,742	18,298,599
3.00% 4/1/2050	2,612,037	2,765,060

See accompanying notes to financial statements.
321

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.00% 7/1/2050	$ 15,006,512	$ 15,756,101
3.00% 8/1/2050	25,164,618	26,355,709
3.00%, 9/1/2050	11,178,204	11,660,736
3.00%, 3/1/2051	1,871,908	1,960,320
3.00%, 4/1/2051	3,241,353	3,396,980
3.00%, 6/1/2051	8,000,000	8,396,598
3.50%, 12/1/2025	59,919	64,013
3.50%, 1/1/2026	8,095	8,640
3.50%, 1/1/2027	49,978	53,340
3.50%, 1/1/2028	89,134	95,244
3.50%, 10/1/2028	842,477	900,793
3.50%, 1/1/2029	68,161	72,879
3.50%, 5/1/2029	96,234	103,022
3.50%, 10/1/2029	32,776	35,089
3.50%, 9/1/2030	8,090,889	8,700,382
3.50%, 12/1/2030	98,427	105,562
3.50%, 3/1/2031	576,245	618,015
3.50%, 6/1/2031	491,000	528,827
3.50%, 4/1/2032	266,987	288,882
3.50% 5/1/2032	4,780,304	5,131,272
3.50%, 7/1/2032	7,836,614	8,361,388
3.50% 9/1/2032	1,902,477	2,030,436
3.50%, 11/1/2032	4,003,358	4,311,403
3.50%, 2/1/2033	166,856	179,692
3.50%, 3/1/2033	296,291	319,796
3.50%, 4/1/2033	529,705	569,185
3.50%, 5/1/2033	337,148	364,289
3.50%, 6/1/2033	128,050	136,820
3.50%, 3/1/2034	435,526	466,251
3.50%, 4/1/2034	418,625	450,976
3.50% 6/1/2034	276,732	297,004
3.50%, 7/1/2034	75,258	80,344
3.50% 11/1/2034	1,002,979	1,071,616
3.50%, 7/1/2037	146,626	155,396
3.50%, 11/1/2037	130,183	137,969
3.50%, 2/1/2038	841,611	891,945
3.50%, 12/1/2038	130,813	138,067
3.50%, 9/1/2040	602,627	644,868
3.50%, 12/1/2040	124,872	134,026
3.50%, 1/1/2041	112,657	120,915
3.50%, 2/1/2042	133,131	142,917
3.50% 5/1/2042	483,073	518,374
3.50%, 6/1/2042	216,365	232,176
3.50%, 7/1/2042	103,115	110,650
3.50%, 10/1/2042	719,065	771,610
3.50%, 1/1/2043	71,156	76,355
3.50%, 2/1/2043	939,091	1,021,336
3.50%, 4/1/2043	193,051	208,578
3.50% 5/1/2043	292,468	313,837
3.50%, 6/1/2043	789,540	847,218
3.50% 8/1/2043	1,684,903	1,834,273
3.50%, 1/1/2044	70,895	76,075
3.50%, 5/1/2044	398,156	434,107
3.50%, 8/1/2044	149,228	162,558
3.50%, 9/1/2044	210,041	226,734
Security Description	Principal Amount	Value
3.50%, 10/1/2044	$ 161,657	$ 172,989
3.50%, 11/1/2044	681,253	735,394
3.50% 12/1/2044	1,979,775	2,118,547
3.50% 1/1/2045	256,926	274,935
3.50% 2/1/2045	3,164,209	3,405,457
3.50%, 3/1/2045	127,470	137,942
3.50%, 4/1/2045	266,175	283,946
3.50% 5/1/2045	648,101	696,085
3.50%, 6/1/2045	457,725	488,285
3.50% 7/1/2045	1,792,914	1,916,546
3.50% 8/1/2045	4,868,666	5,226,127
3.50% 9/1/2045	972,046	1,040,590
3.50%, 10/1/2045	379,819	405,178
3.50% 11/1/2045	2,768,248	2,964,314
3.50% 12/1/2045	3,140,657	3,350,342
3.50% 2/1/2046	1,422,363	1,514,938
3.50% 3/1/2046	8,205,611	8,895,566
3.50% 4/1/2046	1,111,385	1,181,111
3.50% 5/1/2046	407,126	432,668
3.50% 6/1/2046	501,586	533,594
3.50% 7/1/2046	742,535	792,864
3.50% 8/1/2046	5,594,569	5,982,601
3.50% 10/1/2046	1,044,319	1,109,839
3.50%, 12/1/2046	112,710	119,781
3.50% 1/1/2047	4,172,964	4,553,324
3.50% 2/1/2047	1,240,088	1,333,794
3.50% 3/1/2047	541,880	573,527
3.50% 4/1/2047	525,312	562,953
3.50% 5/1/2047	19,932,266	21,232,788
3.50%, 6/1/2047	1,070,222	1,141,676
3.50%, 7/1/2047	6,236,718	6,692,465
3.50% 9/1/2047	1,422,049	1,521,840
3.50%, 10/1/2047	141,912	150,021
3.50% 11/1/2047	6,831,409	7,296,264
3.50% 12/1/2047	2,399,322	2,541,348
3.50% 1/1/2048	11,622,805	12,410,516
3.50% 2/1/2048	6,111,639	6,561,412
3.50% 3/1/2048	9,067,385	9,759,489
3.50%, 4/1/2048	167,621	181,153
3.50% 5/1/2048	1,711,329	1,845,465
3.50%, 6/1/2048	255,056	269,174
3.50% 7/1/2048	16,252,068	17,430,206
3.50%, 8/1/2048	208,284	224,635
3.50%, 9/1/2048	41,498	43,822
3.50% 11/1/2048	2,071,523	2,189,902
3.50% 4/1/2049	5,037,274	5,423,745
3.50%, 6/1/2049	5,957,362	6,462,831
3.50%, 8/1/2049	4,777,604	5,027,717
3.50% 9/1/2049	6,747,380	7,249,704
3.50%, 10/1/2049	2,248,386	2,366,092
3.50%, 11/1/2049	1,258,275	1,324,147
3.50%, 12/1/2049	581,090	620,993
3.50%, 1/1/2050	3,265,929	3,449,133
3.50%, 3/1/2050	589,795	638,437
3.50% 4/1/2050	19,575,760	20,753,038

See accompanying notes to financial statements.
322

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.50%, 5/1/2050	$ 7,767,996	$ 8,388,014
3.50%, 6/1/2050	751,471	791,383
3.50%, 8/1/2050	2,318,655	2,443,202
3.50%, 11/1/2050	1,439,818	1,515,420
4.00%, 7/1/2021	17	17
4.00%, 5/1/2026	1,234,037	1,317,457
4.00%, 6/1/2026	719,220	767,839
4.00%, 8/1/2026	26,297	28,075
4.00%, 9/1/2027	92,891	99,021
4.00%, 5/1/2029	2,700,636	2,878,849
4.00%, 11/1/2033	67,895	72,127
4.00%, 1/1/2034	138,350	150,258
4.00%, 2/1/2034	136,034	144,513
4.00%, 8/1/2034	887,213	966,272
4.00%, 5/1/2037	96,547	104,615
4.00%, 6/1/2038	2,676,191	2,907,054
4.00%, 9/1/2038	163,930	177,500
4.00%, 2/1/2039	710,885	769,729
4.00%, 12/1/2039	2,393,191	2,617,227
4.00%, 9/1/2040	708,410	774,698
4.00%, 10/1/2040	136,939	149,753
4.00%, 12/1/2040	107,865	117,958
4.00%, 2/1/2041	162,251	177,434
4.00% 10/1/2041	583,574	638,246
4.00%, 12/1/2041	54,354	59,447
4.00%, 2/1/2042	316,533	346,190
4.00%, 4/1/2042	250,948	274,402
4.00%, 12/1/2042	334,994	366,303
4.00%, 9/1/2043	249,744	272,812
4.00% 10/1/2043	378,066	412,986
4.00%, 12/1/2043	78,603	85,863
4.00%, 2/1/2044	84,056	91,820
4.00%, 4/1/2044	12,897,250	14,258,952
4.00%, 5/1/2044	272,314	299,044
4.00%, 6/1/2044	45,283	49,160
4.00% 7/1/2044	2,011,850	2,184,085
4.00% 8/1/2044	458,934	507,106
4.00%, 9/1/2044	25,931	28,151
4.00% 10/1/2044	39,635	43,028
4.00% 11/1/2044	588,962	639,383
4.00% 12/1/2044	1,743,590	1,939,570
4.00%, 1/1/2045	217,972	236,632
4.00% 3/1/2045	2,926,724	3,204,455
4.00% 6/1/2045	2,293,052	2,487,260
4.00%, 7/1/2045	738,999	799,195
4.00%, 8/1/2045	502,820	549,264
4.00% 9/1/2045	523,636	566,433
4.00% 12/1/2045	2,528,129	2,743,460
4.00%, 2/1/2046	99,513	107,619
4.00% 3/1/2046	11,520,949	12,599,271
4.00% 4/1/2046	623,685	676,205
4.00%, 6/1/2046	163,042	179,589
4.00%, 7/1/2046	309,231	333,445
4.00%, 9/1/2046	182,062	202,400
4.00%, 10/1/2046	966,392	1,044,604
Security Description	Principal Amount	Value
4.00% 11/1/2046	$ 4,664,286	$ 5,099,526
4.00%, 12/1/2046	583,612	629,313
4.00%, 2/1/2047	206,523	228,360
4.00% 3/1/2047	926,431	993,486
4.00% 4/1/2047	15,247,070	16,805,605
4.00% 5/1/2047	1,099,858	1,183,140
4.00% 6/1/2047	3,692,855	3,950,454
4.00% 7/1/2047	3,045,584	3,333,070
4.00% 8/1/2047	787,039	848,521
4.00% 9/1/2047	7,712,911	8,437,499
4.00% 10/1/2047	7,672,885	8,208,116
4.00% 11/1/2047	569,073	608,769
4.00% 1/1/2048	5,319,763	5,690,849
4.00% 2/1/2048	7,938,978	8,511,462
4.00%, 4/1/2048	152,275	165,859
4.00% 5/1/2048	298,125	317,242
4.00% 6/1/2048	3,714,602	3,954,249
4.00% 7/1/2048	3,786,861	4,034,145
4.00% 8/1/2048	4,534,111	4,877,902
4.00% 9/1/2048	2,654,662	2,834,426
4.00% 10/1/2048	7,812,864	8,480,465
4.00% 11/1/2048	1,558,023	1,658,442
4.00% 12/1/2048	4,955,938	5,312,349
4.00% 1/1/2049	1,611,777	1,747,077
4.00% 2/1/2049	384,395	416,979
4.00% 3/1/2049	5,039,418	5,428,458
4.00%, 4/1/2049	351,725	379,641
4.00%, 5/1/2049	131,993	140,462
4.00% 6/1/2049	8,944,680	9,637,221
4.00% 7/1/2049	7,937,172	8,765,885
4.00%, 8/1/2049	51,810	55,304
4.00%, 9/1/2049	3,478,517	3,713,140
4.00% 12/1/2049	3,653,745	3,935,294
4.00%, 3/1/2050	1,044,601	1,140,783
4.00% 4/1/2050	7,120,428	7,653,867
4.00% 6/1/2050	2,259,702	2,435,091
4.00%, 7/1/2050	875,778	937,588
4.00%, 9/1/2050	1,433,515	1,525,493
4.00%, 10/1/2050	2,714,490	2,906,071
4.00%, 12/1/2050	1,205,744	1,290,842
4.50%, 11/1/2024	13,461	14,101
4.50%, 3/1/2029	940,491	990,648
4.50%, 4/1/2031	42,414	45,977
4.50%, 6/1/2040	1,044,040	1,156,680
4.50%, 8/1/2040	1,858,549	2,059,067
4.50%, 9/1/2040	1,745,574	1,933,903
4.50%, 5/1/2041	98,663	109,307
4.50%, 9/1/2041	57,002	63,173
4.50%, 1/1/2042	120,590	133,645
4.50% 10/1/2042	865,872	962,050
4.50% 9/1/2043	250,861	278,055
4.50%, 10/1/2043	112,587	125,080
4.50% 12/1/2043	807,395	902,604
4.50%, 3/1/2044	41,310	45,594
4.50%, 4/1/2044	32,698	36,089

See accompanying notes to financial statements.
323

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.50%, 5/1/2044	$ 98,932	$ 109,910
4.50% 6/1/2044	2,177,902	2,414,430
4.50%, 8/1/2044	455,917	505,106
4.50%, 10/1/2044	132,622	146,377
4.50%, 12/1/2044	348,570	390,955
4.50%, 5/1/2045	346,876	389,055
4.50%, 10/1/2045	622,813	708,025
4.50%, 5/1/2046	630,012	689,167
4.50%, 7/1/2046	149,151	167,288
4.50%, 8/1/2046	253,791	281,457
4.50%, 5/1/2047	2,603,529	2,884,422
4.50%, 7/1/2047	454,174	504,712
4.50%, 8/1/2047	120,824	131,099
4.50%, 9/1/2047	233,237	253,071
4.50%, 12/1/2047	223,254	242,239
4.50%, 1/1/2048	612,573	664,665
4.50% 2/1/2048	8,047,864	8,732,238
4.50%, 6/1/2048	213,850	231,036
4.50% 7/1/2048	617,983	667,647
4.50% 8/1/2048	594,473	644,711
4.50% 9/1/2048	2,259,616	2,448,445
4.50% 10/1/2048	7,557,985	8,127,677
4.50% 11/1/2048	7,055,862	7,691,110
4.50%, 12/1/2048	224,195	241,094
4.50% 2/1/2049	8,890,342	9,666,611
4.50%, 3/1/2049	1,822,561	1,997,387
4.50%, 4/1/2049	446,253	479,930
4.50% 5/1/2049	3,817,341	4,138,578
4.50%, 6/1/2049	1,425,142	1,539,997
4.50%, 8/1/2049	1,114,446	1,207,499
4.50% 9/1/2049	4,049,986	4,366,115
4.50%, 11/1/2049	9,291,216	10,163,613
4.50% 2/1/2050	1,992,949	2,143,346
4.50% 3/1/2050	7,668,665	8,330,453
4.50%, 4/1/2050	2,709,142	3,020,948
4.50%, 5/1/2050	2,079,328	2,271,239
4.50%, 6/1/2050	3,137,838	3,378,607
5.00%, 6/1/2039	275,233	310,658
5.00%, 8/1/2039	314,118	357,238
5.00%, 6/1/2040	141,346	160,752
5.00%, 7/1/2040	72,481	82,432
5.00%, 9/1/2040	72,642	82,615
5.00%, 2/1/2041	50,159	57,046
5.00%, 6/1/2041	766,944	872,614
5.00%, 3/1/2042	122,741	139,592
5.00%, 7/1/2044	33,993	38,009
5.00%, 1/1/2045	39,192	43,823
5.00%, 5/1/2048	842,057	924,057
5.00%, 7/1/2048	363,156	396,787
5.00% 8/1/2048	416,146	464,821
5.00%, 9/1/2048	1,018,854	1,113,207
5.00%, 11/1/2048	937,534	1,026,620
5.00%, 1/1/2049	165,729	181,077
5.00%, 8/1/2049	1,653,885	1,807,045
5.00%, 10/1/2049	1,241,804	1,377,588
Security Description	Principal Amount	Value
5.00%, 12/1/2049	$ 1,619,231	$ 1,769,182
5.00%, 3/1/2050	1,527,984	1,669,129
5.50%, 1/1/2035	222,064	257,086
5.50%, 4/1/2036	107,918	125,127
5.50%, 11/1/2038	48,272	56,110
5.50%, 12/1/2038	20,579	23,899
5.50%, 12/1/2039	42,859	49,791
5.50%, 7/1/2041	95,980	111,143
5.50%, 4/1/2050	1,457,993	1,643,568
6.00%, 1/1/2037	22,496	25,820
6.00%, 9/1/2037	32,592	38,435
6.00%, 9/1/2039	23,749	28,025
6.00%, 6/1/2040	59,282	69,932
6.00%, 10/1/2040	77,220	91,371
TBA, 1.50%, 7/1/2036	34,050,000	34,448,045
TBA, 1.50%, 7/1/2051	40,550,000	39,763,289
TBA, 2.00%, 7/1/2036	9,000,000	9,281,880
TBA, 2.00%, 7/1/2051	81,125,000	81,948,419
TBA, 2.50%, 7/1/2051	62,875,000	65,019,038
TBA, 3.00%, 7/1/2051	44,625,000	46,518,885
TBA, 3.50%, 7/1/2051	3,000,000	3,157,500
Government National Mortgage Association:
1.50%, 2/20/2051	983,863	971,640
2.00%, 8/20/2050	1,841,362	1,876,741
2.00%, 11/20/2050	2,803,806	2,857,677
2.00%, 12/20/2050	9,725,260	9,912,118
2.00%, 1/20/2051	22,191,558	22,617,938
2.00% 2/20/2051	10,605,555	10,818,066
2.00%, 3/20/2051	19,760,779	20,141,032
2.00%, 4/20/2051	20,647,371	21,044,684
2.00%, 5/20/2051	19,800,047	20,181,056
2.00%, 6/20/2051	34,810,648	35,480,502
2.50%, 1/20/2043	46,802	48,858
2.50%, 3/20/2043	289,741	302,532
2.50%, 12/20/2046	610,183	636,014
2.50%, 9/20/2048	2,015,461	2,100,783
2.50%, 12/20/2049	1,234,096	1,276,304
2.50%, 1/20/2050	1,342,738	1,388,662
2.50%, 2/20/2050	1,531,922	1,584,980
2.50%, 7/20/2050	3,827,860	3,960,440
2.50%, 8/20/2050	12,039,058	12,456,035
2.50%, 9/20/2050	19,601,024	20,279,913
2.50%, 10/20/2050	23,983,009	24,813,670
2.50%, 11/20/2050	962,425	995,759
2.50%, 12/20/2050	9,206,492	9,525,363
2.50%, 1/20/2051	14,653,216	15,160,737
2.50% 2/20/2051	27,633,957	28,621,022
2.50% 3/20/2051	13,423,057	13,913,885
2.50% 4/20/2051	16,270,566	16,850,032
2.50%, 5/20/2051	461,476	477,863
2.50%, 6/20/2051	15,597,329	16,151,175
3.00%, 5/20/2032	234,775	247,548
3.00%, 5/15/2042	65,150	69,131
3.00%, 7/20/2042	144,656	154,308

See accompanying notes to financial statements.
324

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.00%, 8/20/2042	$ 173,134	$ 184,686
3.00%, 9/20/2042	212,075	226,224
3.00%, 12/20/2042	178,261	190,154
3.00%, 1/20/2043	266,479	284,258
3.00%, 3/20/2043	209,565	223,054
3.00%, 4/20/2043	127,488	135,694
3.00%, 8/20/2043	368,262	391,967
3.00%, 10/20/2043	844,815	899,195
3.00%, 11/20/2044	136,693	144,811
3.00%, 12/20/2044	280,657	297,324
3.00%, 2/15/2045	86,545	92,403
3.00%, 3/15/2045	51,573	54,556
3.00%, 3/20/2045	29,292	31,016
3.00%, 4/20/2045	8,531,756	9,033,788
3.00%, 5/20/2045	123,385	130,645
3.00%, 6/20/2045	10,354,573	10,963,864
3.00%, 7/20/2045	1,264,515	1,338,922
3.00%, 8/20/2045	54,165	57,353
3.00%, 9/20/2045	332,448	352,010
3.00%, 12/20/2045	142,267	150,638
3.00%, 1/20/2046	209,245	221,557
3.00% 2/20/2046	5,961,775	6,331,494
3.00%, 5/20/2046	169,015	178,021
3.00%, 6/20/2046	2,257,157	2,377,430
3.00%, 7/20/2046	124,233	130,853
3.00%, 8/20/2046	7,983,723	8,409,137
3.00%, 9/20/2046	4,651,520	4,899,376
3.00%, 10/20/2046	707,574	745,277
3.00%, 12/20/2046	425,898	448,592
3.00%, 1/20/2047	1,551,109	1,633,760
3.00%, 2/20/2047	272,168	286,670
3.00%, 6/20/2047	77,416	81,443
3.00%, 7/20/2047	5,428,232	5,710,584
3.00%, 9/20/2047	101,786	107,080
3.00%, 10/20/2047	2,403,372	2,528,384
3.00%, 11/20/2047	2,189,662	2,303,558
3.00%, 12/20/2047	1,338,321	1,407,935
3.00%, 1/20/2048	988,363	1,039,773
3.00%, 2/20/2048	462,558	486,618
3.00%, 3/20/2048	598,645	629,783
3.00%, 4/20/2048	808,963	851,041
3.00%, 9/20/2048	395,417	415,985
3.00%, 12/20/2048	184,421	194,014
3.00%, 6/20/2049	153,690	161,684
3.00%, 9/20/2049	4,217,923	4,408,432
3.00%, 11/20/2049	4,232,076	4,420,713
3.00%, 12/20/2049	2,426,225	2,534,370
3.00%, 1/20/2050	23,620,959	24,666,816
3.00%, 2/20/2050	4,256,906	4,444,124
3.00%, 3/20/2050	1,402,884	1,463,720
3.00%, 4/20/2050	18,698,308	19,514,173
3.00%, 5/20/2050	14,296,621	14,924,257
3.00%, 6/20/2050	17,228,484	17,994,063
3.00%, 7/20/2050	18,405,228	19,223,098
3.00%, 8/20/2050	8,445,731	8,823,295
Security Description	Principal Amount	Value
3.00%, 9/20/2050	$ 1,110,268	$ 1,160,200
3.00%, 1/20/2051	760,563	795,379
3.00%, 5/20/2051	1,992,876	2,092,832
3.50%, 12/20/2041	2,334,685	2,525,142
3.50%, 2/15/2042	114,364	124,642
3.50%, 4/15/2042	41,753	45,505
3.50%, 6/20/2042	293,714	318,085
3.50%, 10/20/2042	759,904	822,957
3.50%, 11/20/2042	36,030	39,020
3.50%, 2/20/2043	116,256	125,543
3.50% 3/20/2043	150,658	163,453
3.50% 4/20/2043	160,293	173,398
3.50%, 5/20/2043	129,705	140,042
3.50%, 7/20/2043	695,149	750,555
3.50%, 9/20/2043	154,064	166,343
3.50%, 10/20/2043	792,312	855,461
3.50%, 1/20/2044	98,948	106,834
3.50%, 3/20/2044	1,110,460	1,198,967
3.50%, 4/20/2044	113,117	121,270
3.50%, 5/20/2044	122,702	131,547
3.50%, 6/20/2044	2,971,262	3,185,438
3.50%, 7/20/2044	60,716	65,093
3.50%, 8/20/2044	89,033	95,450
3.50%, 10/20/2044	2,402,461	2,575,637
3.50%, 11/20/2044	234,876	251,806
3.50%, 12/20/2044	24,630	26,406
3.50%, 1/20/2045	888,919	952,994
3.50%, 2/20/2045	264,120	283,159
3.50%, 3/20/2045	30,213	32,218
3.50% 4/20/2045	2,907,873	3,101,367
3.50%, 5/20/2045	261,172	278,503
3.50%, 6/20/2045	54,951	58,598
3.50%, 7/20/2045	469,153	500,287
3.50%, 8/20/2045	282,936	301,711
3.50%, 9/20/2045	146,275	155,982
3.50%, 10/20/2045	489,218	521,683
3.50%, 11/20/2045	1,258,629	1,342,152
3.50%, 12/20/2045	36,278	38,685
3.50% 1/20/2046	2,456,665	2,619,690
3.50% 2/20/2046	6,388,452	6,812,395
3.50%, 4/20/2046	3,133,850	3,335,261
3.50%, 5/20/2046	1,273,501	1,355,348
3.50%, 6/20/2046	802,395	853,965
3.50%, 7/20/2046	12,800,053	13,622,705
3.50%, 8/20/2046	501,349	533,571
3.50%, 9/20/2046	571,539	608,271
3.50%, 10/20/2046	639,451	680,549
3.50%, 12/20/2046	1,857,012	1,976,361
3.50%, 1/20/2047	122,584	130,462
3.50%, 2/20/2047	1,357,787	1,445,051
3.50%, 3/20/2047	550,797	583,065
3.50%, 5/20/2047	418,009	442,497
3.50%, 6/20/2047	233,101	246,757
3.50%, 7/20/2047	283,864	300,494
3.50%, 8/20/2047	499,989	529,280

See accompanying notes to financial statements.
325

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
3.50%, 9/20/2047	$ 3,849,289	$ 4,074,789
3.50%, 10/20/2047	3,673,337	3,888,531
3.50%, 12/20/2047	2,018,043	2,136,265
3.50%, 1/20/2048	5,651,412	5,982,486
3.50%, 2/20/2048	1,325,991	1,403,671
3.50%, 4/20/2048	234,758	247,801
3.50%, 6/20/2048	103,663	109,422
3.50%, 8/20/2048	77,128	81,413
3.50%, 2/20/2049	111,379	117,567
3.50%, 6/20/2049	4,554,748	4,837,536
3.50%, 7/20/2049	1,487,858	1,577,726
3.50%, 8/20/2049	2,266,716	2,401,718
3.50%, 9/20/2049	3,690,734	3,907,438
3.50%, 10/20/2049	15,353,254	16,254,732
3.50%, 11/20/2049	8,576,919	9,073,292
3.50%, 12/20/2049	1,452,112	1,534,926
3.50%, 1/20/2050	14,055,444	14,845,186
3.50%, 2/20/2050	12,563,463	13,269,375
3.50%, 3/20/2050	1,461,040	1,543,132
3.50%, 5/20/2050	3,135,342	3,308,867
3.50%, 6/20/2050	10,949,568	11,508,996
3.50%, 7/20/2050	3,442,104	3,617,965
3.50%, 11/20/2050	1,851,362	1,945,950
3.50%, 12/20/2050	6,485,823	6,840,576
4.00%, 2/15/2040	6,349	7,004
4.00%, 4/15/2040	65,280	72,073
4.00%, 11/20/2041	62,151	68,133
4.00%, 2/20/2042	68,414	74,998
4.00%, 5/20/2042	61,633	67,493
4.00%, 8/20/2042	28,805	31,544
4.00%, 8/20/2043	70,684	77,252
4.00%, 11/20/2043	425,236	464,752
4.00%, 3/20/2044	75,136	81,721
4.00%, 7/15/2044	101,345	111,191
4.00%, 7/20/2044	76,715	83,439
4.00%, 8/20/2044	183,801	199,911
4.00%, 12/20/2044	196,271	213,474
4.00%, 1/20/2045	68,645	74,661
4.00%, 2/20/2045	207,178	225,336
4.00%, 5/15/2045	24,781	27,067
4.00%, 6/15/2045	38,978	42,574
4.00%, 7/20/2045	256,273	278,390
4.00%, 8/20/2045	47,796	51,921
4.00%, 10/20/2045	93,131	101,168
4.00%, 11/20/2045	250,853	272,502
4.00%, 1/20/2046	60,202	65,398
4.00%, 4/20/2046	202,282	219,739
4.00%, 5/20/2046	441,533	479,639
4.00%, 1/20/2047	368,687	395,241
4.00%, 3/20/2047	233,046	249,831
4.00%, 4/20/2047	59,475	63,481
4.00%, 5/20/2047	143,199	152,845
4.00%, 6/20/2047	152,736	163,025
4.00%, 7/20/2047	3,298,253	3,520,428
4.00%, 8/20/2047	167,916	179,227
Security Description	Principal Amount	Value
4.00%, 9/20/2047	$ 835,073	$ 891,324
4.00%, 11/20/2047	2,478,296	2,645,238
4.00%, 2/20/2048	1,800,178	1,921,441
4.00%, 3/20/2048	2,726,136	2,909,772
4.00%, 4/20/2048	6,765,470	7,198,513
4.00%, 6/20/2048	2,579,124	2,741,210
4.00%, 8/20/2048	2,776,390	2,948,722
4.00%, 9/20/2048	298,353	316,756
4.00%, 11/20/2048	398,284	422,698
4.00%, 2/20/2049	712,182	755,008
4.00%, 3/20/2049	1,841,723	1,951,758
4.00%, 4/20/2049	171,188	181,040
4.00%, 5/20/2049	3,944,469	4,170,697
4.00%, 6/20/2049	5,599,324	5,920,463
4.00%, 7/20/2049	17,301,526	18,292,101
4.00%, 10/20/2049	261,354	276,317
4.00%, 12/20/2049	1,226,137	1,296,338
4.00%, 1/20/2050	1,676,104	1,772,067
4.00%, 2/20/2050	836,357	884,325
4.00%, 3/20/2050	11,400,274	12,052,981
4.00%, 6/20/2050	8,523,107	9,011,086
4.00%, 7/20/2050	1,763,520	1,864,840
4.00%, 8/20/2050	712,035	752,801
4.50%, 6/15/2039	13,925	15,595
4.50%, 4/15/2040	59,053	66,144
4.50%, 6/15/2040	45,932	51,447
4.50%, 9/20/2040	59,742	66,767
4.50%, 3/15/2041	35,910	40,222
4.50%, 6/15/2041	15,989	17,914
4.50%, 7/15/2041	30,984	34,715
4.50%, 7/20/2041	115,117	128,491
4.50%, 12/20/2041	98,379	109,947
4.50%, 10/20/2043	26,104	29,011
4.50%, 12/20/2043	72,642	80,732
4.50%, 1/20/2044	58,209	64,692
4.50%, 4/20/2044	81,361	90,422
4.50%, 5/20/2045	43,592	47,851
4.50%, 10/20/2045	62,303	68,390
4.50%, 11/20/2045	166,154	182,387
4.50%, 1/20/2046	3,184,111	3,495,210
4.50%, 6/20/2046	129,369	142,009
4.50%, 7/20/2046	75,769	83,171
4.50%, 12/20/2046	299,112	332,424
4.50%, 6/20/2047	807,907	876,626
4.50%, 8/20/2047	113,262	122,896
4.50%, 12/20/2047	62,221	67,108
4.50%, 1/20/2048	129,079	139,218
4.50%, 3/20/2048	72,847	78,569
4.50%, 4/20/2048	1,508,844	1,627,356
4.50%, 6/20/2048	97,445	104,412
4.50%, 7/20/2048	892,214	955,469
4.50%, 8/20/2048	579,358	620,083
4.50%, 9/20/2048	2,612,240	2,794,279
4.50%, 11/20/2048	143,448	153,271
4.50%, 12/20/2048	3,020,600	3,225,615

See accompanying notes to financial statements.
326

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Security Description	Principal Amount	Value
4.50%, 1/20/2049	$ 4,334,764	$ 4,623,730
4.50%, 2/20/2049	792,933	845,792
4.50%, 4/20/2049	391,156	416,995
4.50%, 5/20/2049	336,230	358,440
4.50%, 6/20/2049	5,578,166	5,925,341
4.50%, 7/20/2049	1,859,888	1,975,644
4.50%, 9/20/2049	755,606	805,976
4.50%, 2/20/2050	4,823,387	5,123,586
4.50%, 4/20/2050	6,612,949	7,035,683
4.50%, 5/20/2050	1,168,458	1,246,351
5.00%, 12/15/2038	21,855	25,140
5.00%, 5/15/2039	28,499	32,404
5.00%, 5/20/2041	683,420	775,949
5.00%, 11/20/2042	103,996	118,156
5.00%, 3/20/2043	19,360	21,992
5.00%, 4/20/2043	46,496	52,826
5.00%, 5/20/2043	16,873	19,171
5.00%, 8/20/2043	79,536	90,354
5.00%, 5/20/2044	45,640	51,848
5.00%, 6/20/2044	27,018	30,693
5.00%, 7/20/2044	69,271	78,649
5.00%, 12/20/2045	333,586	378,958
5.00%, 4/20/2048	46,875	51,150
5.00%, 5/20/2048	300,971	328,424
5.00%, 7/20/2048	106,559	115,676
5.00%, 10/20/2048	159,641	173,301
5.00%, 1/20/2049	1,076,557	1,168,670
5.00%, 4/20/2049	490,451	532,415
5.00%, 6/20/2049	3,299,929	3,582,281
5.00%, 7/20/2049	454,503	493,391
5.00%, 5/20/2050	1,047,175	1,136,198
5.50%, 9/15/2035	28,660	31,170
5.50%, 7/15/2038	11,749	13,200
5.50%, 3/15/2039	60,397	70,587
Security Description	Principal Amount	Value
5.50%, 2/20/2049	$ 109,382	$ 121,536
6.00%, 8/15/2040	22,092	25,994
6.00%, 9/15/2040	36,335	43,127
6.00%, 1/20/2046	106,487	126,735
TBA, 2.00%, 7/1/2051	17,925,000	18,252,669
TBA, 2.50%, 7/1/2051	11,700,000	12,101,778
TBA, 3.00%, 7/1/2051	6,000,000	6,258,720
TBA, 3.50%, 7/1/2051	4,000,000	4,198,920
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,880,323,099)		3,873,814,057
	Shares
SHORT-TERM INVESTMENT — 9.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (a) (b) (Cost $351,714,261)	351,686,022	351,791,527
TOTAL INVESTMENTS — 108.2% (Cost $4,232,037,360)		4,225,605,584
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(321,888,449)
NET ASSETS — 100.0%		$ 3,903,717,135
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2021.
TBA	To Be Announced

Futures
During the period ended June 30, 2021, average notional value related to futures contracts was $30,774,572.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$3,873,814,057	$—	$3,873,814,057
Short-Term Investment	351,791,527	—	—	351,791,527
TOTAL INVESTMENTS	$351,791,527	$3,873,814,057	$—	$4,225,605,584
See accompanying notes to financial statements.
327

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	191,180,088	$191,256,560	$1,519,054,178	$1,358,507,389	$(6,806)	$(5,016)	351,686,022	$351,791,527	$245,828
See accompanying notes to financial statements.
328

[This Page Intentionally Left Blank]
329

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 6,118,122,561	$6,612,635,738	$ 983,794,130
Investments in affiliated issuers, at value	620,665,143	249,734,766	22,629,661
Total Investments	6,738,787,704	6,862,370,504	1,006,423,791
Net cash at broker	420,000	—	—
Cash	1,130,217	13,012	882,653
Receivable for investments sold	20,819,305	149,766,973	50,150,387
Receivable for fund shares sold	—	124,633,704	79,312,472
Dividends receivable — affiliated issuers	12,624	1,035	141
Interest receivable — unaffiliated issuers	27,853,449	49,363,868	9,329,746
Securities lending income receivable — unaffiliated issuers	740	2,481	—
Securities lending income receivable — affiliated issuers	25,941	41,432	3,423
Receivable from Adviser	36,853	—	—
Receivable for foreign taxes recoverable	4,299	16,767	—
Other Receivable	24,711	681	3,615
TOTAL ASSETS	6,789,115,843	7,186,210,457	1,146,106,228
LIABILITIES
Payable upon return of securities loaned	207,198,249	228,861,358	21,154,948
Payable for investments purchased	422,734,597	142,519,537	80,979,012
Payable for fund shares repurchased	—	132,033,434	44,447,481
Advisory fee payable	189,955	389,961	56,466
Trustees’ fees and expenses payable	3,697	3,898	524
TOTAL LIABILITIES	630,126,498	503,808,188	146,638,431
NET ASSETS	$6,158,989,345	$6,682,402,269	$ 999,467,797
NET ASSETS CONSIST OF:
Paid-in Capital	$6,029,187,352	$6,685,825,699	$ 1,011,062,080
Total distributable earnings (loss)	129,801,993	(3,423,430)	(11,594,283)
NET ASSETS	$6,158,989,345	$6,682,402,269	$ 999,467,797
NET ASSET VALUE PER SHARE
Net asset value per share	$ 30.00	$ 36.68	$ 31.78
Shares outstanding (unlimited amount authorized, $0.01 par value)	205,300,264	182,200,072	31,449,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,967,930,513	$6,588,410,793	$ 988,578,840
Investments in affiliated issuers	620,648,520	249,734,766	22,629,661
Total cost of investments	$6,588,579,033	$6,838,145,559	$ 1,011,208,501
* Includes investments in securities on loan, at value	$ 228,129,403	$ 310,190,520	$ 21,924,658
See accompanying notes to financial statements.
330

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$3,576,545,025	$7,647,025,755	$3,486,834,171	$2,579,874,267	$3,056,580,104
259,811,034	321,539,453	80,833,530	145,620,951	262,714,544
3,836,356,059	7,968,565,208	3,567,667,701	2,725,495,218	3,319,294,648
—	—	—	—	—
—	7,587,590	—	—	—
15,912,096	71,500,955	49,023,084	21,659,876	—
20,641,791	28,149,876	9,188,008	—	9,714,051
36	399	69	88	28
21,662,257	52,847,186	9,793,553	6,345,329	10,792,055
—	—	—	—	21,389
17,805	20,678	9,561	14,245	—
—	—	—	—	—
—	16,657	—	—	—
—	247	1	—	—
3,894,590,044	8,128,688,796	3,635,681,977	2,753,514,756	3,339,822,171

259,298,958	133,827,723	65,280,643	144,571,395	260,317,538
31,060,209	218,579,889	72,348,326	4,435,218	9,705,830
—	40,658,644	—	—	—
173,838	442,151	165,404	250,257	146,099
1,349	4,479	1,522	1,032	824
290,534,354	393,512,886	137,795,895	149,257,902	270,170,291
$3,604,055,690	$7,735,175,910	$3,497,886,082	$2,604,256,854	$3,069,651,880

$3,828,666,194	$7,692,751,973	$3,500,748,161	$2,471,704,531	$3,136,609,440
(224,610,504)	42,423,937	(2,862,079)	132,552,323	(66,957,560)
$3,604,055,690	$7,735,175,910	$3,497,886,082	$2,604,256,854	$3,069,651,880

$ 41.28	$ 31.28	$ 30.63	$ 31.15	$ 32.38
87,300,000	247,300,000	114,200,000	83,600,450	94,800,336

$3,773,892,288	$7,613,521,529	$3,489,696,250	$2,444,792,816	$ 3,118,300,893
259,811,034	321,539,453	80,833,530	145,620,951	262,714,544
$4,033,703,322	$7,935,060,982	$3,570,529,780	$2,590,413,767	$3,381,015,437
$ 255,163,925	$ 146,318,504	$ 63,983,053	$ 141,750,236	$ 255,498,403
331

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2021

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 399,811,641	$344,812,750	$3,873,814,057
Investments in affiliated issuers, at value	26,804,217	14,404,670	351,791,527
Total Investments	426,615,858	359,217,420	4,225,605,584
Net cash at broker	—	—	20,030
Cash	—	110,203	290,000
Receivable for investments sold	5,273,635	21,023	20,247,257
Receivable for fund shares sold	2,682,120	—	—
Dividends receivable — affiliated issuers	178	—	11,759
Interest receivable — unaffiliated issuers	6,089,769	2,806,804	8,288,883
Securities lending income receivable — unaffiliated issuers	139	97	—
Securities lending income receivable — affiliated issuers	7,207	2,126	—
Receivable from Adviser	26	—	—
Receivable for foreign taxes recoverable	3,882	949	—
TOTAL ASSETS	440,672,814	362,158,622	4,254,463,513
LIABILITIES
Due to custodian	618,341	—	—
Payable upon return of securities loaned	24,504,834	11,560,805	—
Payable for investments purchased	7,484,971	2,153,699	350,594,140
Advisory fee payable	32,039	16,581	151,948
Trustees’ fees and expenses payable	—	43	290
TOTAL LIABILITIES	32,640,185	13,731,128	350,746,378
NET ASSETS	$408,032,629	$348,427,494	$3,903,717,135
NET ASSETS CONSIST OF:
Paid-in Capital	$399,679,185	$338,159,954	$3,978,691,031
Total distributable earnings (loss)	8,353,444	10,267,540	(74,973,896)
NET ASSETS	$408,032,629	$348,427,494	$3,903,717,135
NET ASSET VALUE PER SHARE
Net asset value per share	$ 26.84	$ 35.37	$ 25.84
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,200,000	9,850,000	151,100,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$389,976,850	$335,129,251	$3,880,323,099
Investments in affiliated issuers	26,804,206	14,404,668	351,714,261
Total cost of investments	$416,781,056	$349,533,919	$4,232,037,360
* Includes investments in securities on loan, at value	$ 25,039,274	$ 15,746,143	$ —
See accompanying notes to financial statements.
332

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333

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2021

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 106,199,343	$ 109,399,507	$ 28,264,283
Dividend income — affiliated issuers	221,151	12,992	1,700
Unaffiliated securities lending income	13,186	46,626	826
Affiliated securities lending income	390,283	543,257	36,812
Foreign taxes withheld	(550)	(1,904)	—
TOTAL INVESTMENT INCOME (LOSS)	106,823,413	110,000,478	28,303,621
EXPENSES
Advisory fee	2,203,822	4,360,180	641,322
Trustees’ fees and expenses	85,171	95,035	13,191
Miscellaneous expenses	3	3	—
TOTAL EXPENSES	2,288,996	4,455,218	654,513
Expenses waived/reimbursed by the Adviser	(431,967)	—	—
NET EXPENSES	1,857,029	4,455,218	654,513
NET INVESTMENT INCOME (LOSS)	$ 104,966,384	$ 105,545,260	$ 27,649,108
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	13,811,339	15,042,104	(66,335)
Investments — affiliated issuers	37,607	(2,596)	17
In-kind redemptions — unaffiliated issuers	28,162,408	185,753,535	36,126,949
Net realized gain (loss)	42,011,354	200,793,043	36,060,631
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(164,644,669)	(146,637,333)	(26,765,058)
Investments — affiliated issuers	(54,949)	—	—
Net change in unrealized appreciation/depreciation	(164,699,618)	(146,637,333)	(26,765,058)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(122,688,264)	54,155,710	9,295,573
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (17,721,880)	$ 159,700,970	$ 36,944,681
See accompanying notes to financial statements.
334

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$ 47,871,021	$ 99,086,233	$ 9,026,727	$ 78,264,973	$ 13,139,471
1,807	25,661	1,545	750	1,149
448	8,811	10,364	—	488
227,583	313,325	110,313	184,550	313,275
—	—	—	—	—
48,100,859	99,434,030	9,148,949	78,450,273	13,454,383

1,714,604	5,040,828	1,862,763	2,645,219	1,707,254
40,069	108,134	48,263	31,517	40,149
1	3	1	1	1
1,754,674	5,148,965	1,911,027	2,676,737	1,747,404
—	—	—	—	—
1,754,674	5,148,965	1,911,027	2,676,737	1,747,404
$ 46,346,185	$ 94,285,065	$ 7,237,922	$ 75,773,536	$ 11,706,979

(9,593,792)	51,999,269	4,094,283	2,579,657	(155,429)
—	—	—	—	—
91,813,715	30,974,251	6,327,872	51,663,104	48,188,480
82,219,923	82,973,520	10,422,155	54,242,761	48,033,051

(402,617,571)	(80,982,319)	(17,509,960)	752,504	(103,789,466)
—	—	—	—	—
(402,617,571)	(80,982,319)	(17,509,960)	752,504	(103,789,466)
(320,397,648)	1,991,201	(7,087,805)	54,995,265	(55,756,415)
$(274,051,463)	$ 96,276,266	$ 150,117	$130,768,801	$ (44,049,436)
335

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2021

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 11,383,174	$ 7,481,844	$ 24,412,295
Dividend income — affiliated issuers	1,535	1,097	245,828
Unaffiliated securities lending income	903	1,424	—
Affiliated securities lending income	50,190	21,705	—
TOTAL INVESTMENT INCOME (LOSS)	11,435,802	7,506,070	24,658,123
EXPENSES
Advisory fee	273,307	177,098	1,537,306
Trustees’ fees and expenses	2,266	3,805	37,892
Miscellaneous expenses	1,750	—	1,751
TOTAL EXPENSES	277,323	180,903	1,576,949
Expenses waived/reimbursed by the Adviser	—	—	(243,270)
NET EXPENSES	277,323	180,903	1,333,679
NET INVESTMENT INCOME (LOSS)	$ 11,158,479	$ 7,325,167	$ 23,324,444
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,546,017	1,524,743	285,854
Investments — affiliated issuers	(127)	(222)	(6,806)
In-kind redemptions — unaffiliated issuers	1,988,802	1,382,469	—
Futures contracts	—	—	(584,065)
Net realized gain (loss)	3,534,692	2,906,990	(305,017)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	12,645,103	(2,082,479)	(46,639,058)
Investments — affiliated issuers	11	2	(5,016)
Futures contracts	—	—	(199,560)
Net change in unrealized appreciation/depreciation	12,645,114	(2,082,477)	(46,843,634)
NET REALIZED AND UNREALIZED GAIN (LOSS)	16,179,806	824,513	(47,148,651)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$27,338,285	$ 8,149,680	$(23,824,207)
See accompanying notes to financial statements.
336

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337

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 104,966,384	$ 123,502,591	$ 105,545,260	$ 141,643,648
Net realized gain (loss)	42,011,354	72,512,415	200,793,043	185,915,209
Net change in unrealized appreciation/depreciation	(164,699,618)	185,716,460	(146,637,333)	55,047,941
Net increase (decrease) in net assets resulting from operations	(17,721,880)	381,731,466	159,700,970	382,606,798
Net equalization credits and charges	1,068,484	901,035	(31,788)	1,599,094
Distributions to shareholders	(123,473,443)	(132,275,229)	(112,848,604)	(145,543,429)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,140,878,645	3,305,612,103	12,423,906,950	10,008,994,048
Cost of shares redeemed	(994,935,363)	(2,478,968,421)	(12,123,329,431)	(8,698,579,617)
Net income equalization	(1,068,484)	(901,035)	31,788	(1,599,094)
Other Capital	495,059	912,941	225,828	465,995
Net increase (decrease) in net assets from beneficial interest transactions	1,145,369,857	826,655,588	300,835,135	1,309,281,332
Net increase (decrease) in net assets during the period	1,005,243,018	1,077,012,860	347,655,713	1,547,943,795
Net assets at beginning of period	5,153,746,327	4,076,733,467	6,334,746,556	4,786,802,761
NET ASSETS AT END OF PERIOD	$6,158,989,345	$ 5,153,746,327	$ 6,682,402,269	$ 6,334,746,556
SHARES OF BENEFICIAL INTEREST:
Shares sold	70,600,000	110,600,000	339,400,000	282,600,000
Shares redeemed	(32,700,000)	(83,000,000)	(331,000,000)	(245,900,000)
Net increase (decrease) from share transactions	37,900,000	27,600,000	8,400,000	36,700,000
See accompanying notes to financial statements.
338

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20

$ 27,649,108	$ 23,483,284	$ 46,346,185	$ 45,498,933	$ 94,285,065	$ 150,775,223
36,060,631	55,519,881	82,219,923	338,013,381	82,973,520	39,570,820
(26,765,058)	(9,932,909)	(402,617,571)	101,619,034	(80,982,319)	60,402,454
36,944,681	69,070,256	(274,051,463)	485,131,348	96,276,266	250,748,497
233,574	(267,420)	1,581,937	(644,686)	697,001	1,305,942
(27,420,897)	(23,426,297)	(45,948,756)	(46,533,203)	(105,342,648)	(155,616,369)

4,486,003,911	1,768,980,568	2,894,303,948	2,105,798,548	2,869,024,947	4,402,229,121
(4,227,450,069)	(1,725,722,971)	(1,382,579,369)	(2,510,897,594)	(1,787,818,064)	(3,098,412,693)
(233,574)	267,420	(1,581,937)	644,686	(697,001)	(1,305,942)
291,600	189,676	2,558	3,309	24,363	146,525
258,611,868	43,714,693	1,510,145,200	(404,451,051)	1,080,534,245	1,302,657,011
268,369,226	89,091,232	1,191,726,918	33,502,408	1,072,164,864	1,399,095,081
731,098,571	642,007,339	2,412,328,772	2,378,826,364	6,663,011,046	5,263,915,965
$ 999,467,797	$ 731,098,571	$ 3,604,055,690	$ 2,412,328,772	$ 7,735,175,910	$ 6,663,011,046

143,900,000	58,700,000	68,200,000	48,800,000	91,600,000	142,700,000
(135,700,000)	(57,800,000)	(32,300,000)	(59,600,000)	(57,100,000)	(101,000,000)
8,200,000	900,000	35,900,000	(10,800,000)	34,500,000	41,700,000
339

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Treasury ETF		SPDR Portfolio TIPS ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,237,922	$ 30,043,004	$ 75,773,536	$ 13,494,147
Net realized gain (loss)	10,422,155	57,915,305	54,242,761	33,395,528
Net change in unrealized appreciation/depreciation	(17,509,960)	1,808,651	752,504	99,639,238
Net increase (decrease) in net assets resulting from operations	150,117	89,766,960	130,768,801	146,528,913
Net equalization credits and charges	(108,799)	617,316	(8,994,543)	(823,104)
Distributions to shareholders	(8,504,668)	(32,020,234)	(60,562,184)	(35,942,292)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,275,890,126	4,015,840,451	1,242,498,023	542,906,646
Cost of shares redeemed	(969,579,179)	(2,193,790,392)	(499,427,862)	(509,361,191)
Net income equalization	108,799	(617,316)	8,994,543	823,104
Other Capital	1,554	6,328	14,659	6,376
Net increase (decrease) in net assets from beneficial interest transactions	306,421,300	1,821,439,071	752,079,363	34,374,935
Net increase (decrease) in net assets during the period	297,957,950	1,879,803,113	813,291,437	144,138,452
Net assets at beginning of period	3,199,928,132	1,320,125,019	1,790,965,417	1,646,826,965
NET ASSETS AT END OF PERIOD	$3,497,886,082	$ 3,199,928,132	$2,604,256,854	$1,790,965,417
SHARES OF BENEFICIAL INTEREST:
Shares sold	41,600,000	131,800,000	40,300,000	18,800,000
Shares redeemed	(31,600,000)	(71,600,000)	(16,200,000)	(17,500,000)
Net increase (decrease) from share transactions	10,000,000	60,200,000	24,100,000	1,300,000
See accompanying notes to financial statements.
340

SPDR Portfolio Intermediate Term Treasury ETF		SPDR Portfolio High Yield Bond ETF		SPDR Portfolio Corporate Bond ETF
Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/21	Year Ended 6/30/20

$ 11,706,979	$ 21,523,133	$ 11,158,479	$ 5,232,386	$ 7,325,167	$ 3,623,131
48,033,051	101,612,605	3,534,692	(5,376,526)	2,906,990	(165,396)
(103,789,466)	18,314,844	12,645,114	(3,282,593)	(2,082,477)	8,551,104
(44,049,436)	141,450,582	27,338,285	(3,426,733)	8,149,680	12,008,839
(447,324)	1,568,516	414,378	23,364	150,421	114,261
(12,362,552)	(23,417,493)	(10,867,742)	(5,350,396)	(7,652,963)	(3,513,586)

1,312,769,846	4,749,482,858	323,545,936	76,291,386	197,011,310	112,029,681
(2,360,608,504)	(2,399,816,644)	(34,387,582)	(41,042,318)	(43,893,376)	—
447,324	(1,568,516)	(414,378)	(23,364)	(150,421)	(114,261)
982	3,091	13,168	17,213	—	2,513
(1,047,390,352)	2,348,100,789	288,757,144	35,242,917	152,967,513	111,917,933
(1,104,249,664)	2,467,702,394	305,642,065	26,489,152	153,614,651	120,527,447
4,173,901,544	1,706,199,150	102,390,564	75,901,412	194,812,843	74,285,396
$ 3,069,651,880	$ 4,173,901,544	$408,032,629	$102,390,564	$348,427,494	$194,812,843

40,200,000	145,500,000	12,300,000	3,000,000	5,550,000	3,300,000
(71,100,000)	(75,000,000)	(1,300,000)	(1,700,000)	(1,250,000)	—
(30,900,000)	70,500,000	11,000,000	1,300,000	4,300,000	3,300,000
341

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 23,324,444	$ 22,249,042
Net realized gain (loss)	(305,017)	6,650,487
Net change in unrealized appreciation/depreciation	(46,843,634)	39,211,902
Net increase (decrease) in net assets resulting from operations	(23,824,207)	68,111,431
Net equalization credits and charges	3,461,130	2,434,936
Distributions to shareholders	(78,384,794)	(31,330,879)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,458,197,640	1,970,679,714
Cost of shares redeemed	(452,592,273)	(232,870,166)
Net income equalization	(3,461,130)	(2,434,936)
Other Capital	298,954	1,029,994
Net increase (decrease) in net assets from beneficial interest transactions	2,002,443,191	1,736,404,606
Net increase (decrease) in net assets during the period	1,903,695,320	1,775,620,094
Net assets at beginning of period	2,000,021,815	224,401,721
NET ASSETS AT END OF PERIOD	$3,903,717,135	$2,000,021,815
SHARES OF BENEFICIAL INTEREST:
Shares sold	93,600,000	75,000,000
Shares redeemed	(17,300,000)	(8,800,000)
Net increase (decrease) from share transactions	76,300,000	66,200,000
See accompanying notes to financial statements.
342

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 30.79	$ 29.16	$ 27.88	$ 28.80	$ 29.69
Income (loss) from investment operations:
Net investment income (loss) (b)	0.58	0.76	0.85	0.76	0.67
Net realized and unrealized gain (loss) (c)	(0.69)	1.67	1.28	(0.95)	(0.80)
Total from investment operations	(0.11)	2.43	2.13	(0.19)	(0.13)
Net equalization credits and charges (b)	0.01	0.01	0.01	0.04	(0.01)
Other capital (b)	0.00(d)	0.01	0.00(d)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.69)	(0.82)	(0.86)	(0.78)	(0.76)
Net asset value, end of period	$ 30.00	$ 30.79	$ 29.16	$ 27.88	$ 28.80
Total return (e)	(0.33)%	8.53%	7.88%	(0.52)%	(0.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,158,989	$5,153,746	$4,076,733	$2,994,010	$1,077,191
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05%	0.08%
Net expenses	0.03%	0.04%	0.04%	0.05%	0.08%
Net investment income (loss)	1.90%	2.56%	3.02%	2.67%	2.31%
Portfolio turnover rate (f)	24%(g)	101%	82%	150%	46%
(a)	On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The per share data presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	The portfolio turnover calculated for the period ended 6/30/2021 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 103%.
See accompanying notes to financial statements.
343

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 36.45	$ 34.91	$ 33.26	$ 34.38	$ 34.73
Income (loss) from investment operations:
Net investment income (loss) (a)	0.62	0.96	1.10	0.96	0.91
Net realized and unrealized gain (loss) (b)	0.28	1.56	1.62	(1.14)	(0.37)
Total from investment operations	0.90	2.52	2.72	(0.18)	0.54
Net equalization credits and charges (a)	(0.00)(c)	0.01	0.02	0.01	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.67)	(0.99)	(1.09)	(0.95)	(0.91)
Net asset value, end of period	$ 36.68	$ 36.45	$ 34.91	$ 33.26	$ 34.38
Total return (d)	2.47%	7.37%	8.45%	(0.51)%	1.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,682,402	$6,334,747	$4,786,803	$3,306,326	$2,090,046
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.08%	0.12%
Net investment income (loss)	1.69%	2.71%	3.29%	2.85%	2.65%
Portfolio turnover rate (e)	26%	35%	24%	30%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
344

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 31.45	$ 28.73	$ 26.15	$ 27.73	$ 27.95
Income (loss) from investment operations:
Net investment income (loss) (b)	0.96	1.08	1.16	1.15	1.15
Net realized and unrealized gain (loss) (c)	0.31	2.73	2.54	(1.58)	(0.23)
Total from investment operations	1.27	3.81	3.70	(0.43)	0.92
Net equalization credits and charges (b)	0.01	(0.01)	0.03	(0.00)(d)	0.01
Other capital (b)	0.01	0.01	0.01	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.96)	(1.09)	(1.16)	(1.15)	(1.15)
Net asset value, end of period	$ 31.78	$ 31.45	$ 28.73	$ 26.15	$ 27.73
Total return (e)	4.18%	13.51%	14.81%	(1.67)%	3.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$999,468	$731,099	$642,007	$330,826	$232,916
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.08%	0.12%
Net investment income (loss)	3.02%	3.59%	4.41%	4.19%	4.22%
Portfolio turnover rate (f)	15%	22%	18%	21%	20%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
345

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 46.93	$ 38.24	$ 35.05	$ 36.05	$ 39.83
Income (loss) from investment operations:
Net investment income (loss) (b)	0.70	0.89	0.98	0.94	0.88
Net realized and unrealized gain (loss) (c)	(5.67)	8.71	3.17	(1.03)	(3.80)
Total from investment operations	(4.97)	9.60	4.15	(0.09)	(2.92)
Net equalization credits and charges (b)	0.02	(0.01)	0.02	0.02	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.70)	(0.90)	(0.98)	(0.93)	(0.88)
Net asset value, end of period	$ 41.28	$ 46.93	$ 38.24	$ 35.05	$ 36.05
Total return (e)	(10.61)%	25.37%	12.24%	(0.18)%	(7.31)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,604,056	$2,412,329	$2,378,826	$977,789	$555,074
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.07%	0.10%
Net investment income (loss)	1.62%	2.11%	2.79%	2.66%	2.39%
Portfolio turnover rate (f)	6%	12%	12%	9%	10%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
346

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 31.31	$ 30.77	$ 30.16	$ 30.62	$ 30.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.76	0.85	0.63	0.53
Net realized and unrealized gain (loss) (b)	0.03	0.56	0.58	(0.49)	(0.14)
Total from investment operations	0.44	1.32	1.43	0.14	0.39
Net equalization credits and charges (a)	0.00(c)	0.01	0.01	0.01	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.47)	(0.79)	(0.83)	(0.61)	(0.52)
Net asset value, end of period	$ 31.28	$ 31.31	$ 30.77	$ 30.16	$ 30.62
Total return (d)	1.39%	4.41%	4.83%	0.50%	1.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,735,176	$6,663,011	$5,263,916	$4,295,414	$2,982,413
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.08%	0.12%
Net investment income (loss)	1.31%	2.45%	2.80%	2.08%	1.72%
Portfolio turnover rate (e)	56%	54%	46%	56%	67%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
347

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 30.71	$ 30.00	$ 29.55	$ 30.15	$ 30.65
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.42	0.71	0.50	0.30
Net realized and unrealized gain (loss) (b)	(0.07)	0.80	0.42	(0.69)	(0.50)
Total from investment operations	0.00(c)	1.22	1.13	(0.19)	(0.20)
Net equalization credits and charges (a)	(0.00)(c)	0.01	0.02	0.02	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.08)	(0.52)	(0.70)	(0.43)	(0.30)
Net asset value, end of period	$ 30.63	$ 30.71	$ 30.00	$ 29.55	$ 30.15
Total return (d)	0.01%	4.12%	3.97%	(0.57)%	(0.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,497,886	$3,199,928	$1,320,125	$487,514	$138,690
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.07%	0.10%
Net investment income (loss)	0.23%	1.39%	2.39%	1.67%	1.00%
Portfolio turnover rate (e)	55%	55%	52%	96%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
348

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 30.10	$ 28.30	$ 27.76	$ 28.09	$ 29.05
Income (loss) from investment operations:
Net investment income (loss) (b)	1.06	0.23	0.65	0.75	0.64
Net realized and unrealized gain (loss) (c)	0.96	2.19	0.70	(0.11)	(0.87)
Total from investment operations	2.02	2.42	1.35	0.64	(0.23)
Net equalization credits and charges (b)	(0.13)	(0.01)	(0.06)	(0.06)	(0.00)(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	—	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.84)	(0.61)	(0.75)	(0.91)	(0.73)
Net asset value, end of period	$ 31.15	$ 30.10	$ 28.30	$ 27.76	$ 28.09
Total return (e)	6.34%	8.66%	4.74%	2.10%	(0.82)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,604,257	$1,790,965	$1,646,827	$1,243,695	$921,344
Ratios to average net assets:
Total expenses	0.12%	0.13%	0.15%	0.15%	0.15%
Net investment income (loss)	3.44%	0.79%	2.38%	2.69%	2.22%
Portfolio turnover rate (f)	13%	16%	14%	15%	18%
(a)	On September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
349

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)
Net asset value, beginning of period	$ 33.21	$ 30.91	$ 29.35	$ 30.02	$ 30.83
Income (loss) from investment operations:
Net investment income (loss) (b)	0.13	0.47	0.66	0.49	0.38
Net realized and unrealized gain (loss) (c)	(0.81)	2.31	1.57	(0.70)	(0.81)
Total from investment operations	(0.68)	2.78	2.23	(0.21)	(0.43)
Net equalization credits and charges (b)	(0.01)	0.03	(0.00)(d)	0.01	0.00(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.14)	(0.51)	(0.67)	(0.47)	(0.38)
Net asset value, end of period	$ 32.38	$ 33.21	$ 30.91	$ 29.35	$ 30.02
Total return (e)	(2.08)%	9.18%	7.73%	(0.67)%	(1.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,069,652	$4,173,902	$1,706,199	$581,140	$444,299
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.09%	0.10%	0.10%
Net investment income (loss)	0.41%	1.46%	2.22%	1.65%	1.26%
Portfolio turnover rate (f)	24%	22%	24%	61%	25%
(a)	On September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
350

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 24.38	$ 26.17	$ 25.33	$ 26.45	$ 25.93
Income (loss) from investment operations:
Net investment income (loss) (a)	1.37	1.53	1.24	1.08	1.11
Net realized and unrealized gain (loss) (b)	2.49	(1.74)	0.80	(1.09)	0.52
Total from investment operations	3.86	(0.21)	2.04	(0.01)	1.63
Net equalization credits and charges (a)	0.05	0.01	0.00(c)	(0.03)	0.00(c)
Other capital (a)	0.00(c)	0.01	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.45)	(1.60)	(1.20)	(1.08)	(1.11)
Net asset value, end of period	$ 26.84	$ 24.38	$ 26.17	$ 25.33	$ 26.45
Total return (d)	16.41%	(0.78)%	8.30%	(0.19)%	6.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$408,033	$102,391	$75,901	$65,869	$44,964
Ratios to average net assets:
Total expenses	0.13%	0.15%	0.34%	0.40%	0.40%
Net expenses	0.13%	0.15%	0.26%	0.30%	0.30%
Net investment income (loss)	5.25%	6.06%	4.89%	4.15%	4.25%
Portfolio turnover rate (e)	54%	53%	75%	29%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
351

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 35.10	$ 33.02	$ 30.99	$ 32.25	$ 32.57
Income (loss) from investment operations:
Net investment income (loss) (a)	0.87	1.09	1.19	1.03	0.99
Net realized and unrealized gain (loss) (b)	0.32	2.08	1.93	(1.25)	(0.33)
Total from investment operations	1.19	3.17	3.12	(0.22)	0.66
Net equalization credits and charges (a)	0.02	0.03	0.07	(0.01)	0.01
Other capital (a)	—	0.00(c)	0.01	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.90)	(1.12)	(1.17)	(1.03)	(0.99)
Net realized gains	(0.04)	—	—	—	—
Net asset value, end of period	$ 35.37	$ 35.10	$ 33.02	$ 30.99	$ 32.25
Total return (d)	3.49%	9.89%	10.61%	(0.76)%	2.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$348,427	$194,813	$74,285	$15,496	$29,029
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.16%	0.16%
Net investment income (loss)	2.47%	3.21%	3.81%	3.23%	3.09%
Portfolio turnover rate (e)	21%	24%	29%	41%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
352

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 26.74	$ 26.09	$ 25.43	$ 26.27	$ 27.18
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.54	0.75	0.64	0.54
Net realized and unrealized gain (loss) (b)	(0.41)	0.85	0.76	(0.67)	(0.68)
Total from investment operations	(0.20)	1.39	1.51	(0.03)	(0.14)
Net equalization credits and charges (a)	0.03	0.06	0.00(c)	(0.00)(c)	0.01
Other capital (a)	0.00(c)	0.02	0.02	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.73)	(0.82)	(0.87)	(0.82)	(0.79)
Net asset value, end of period	$ 25.84	$ 26.74	$ 26.09	$ 25.43	$ 26.27
Total return (d)	(0.66)%	5.69%	6.21%	(0.07)%	(0.44)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,903,717	$2,000,022	$224,402	$228,860	$225,933
Ratios to average net assets:
Total expenses	0.05%	0.06%	0.06%	0.19%	0.20%
Net expenses	0.05%	0.04%	0.05%	0.18%	0.18%
Net investment income (loss)	0.81%	2.02%	2.96%	2.47%	2.03%
Portfolio turnover rate (e)	37%(f)	298%	245%	175%	323%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	The portfolio turnover calculated for the period ended 6/30/2021 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 222%.
See accompanying notes to financial statements.
353

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
354

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the
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ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is
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negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR Portfolio High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
4.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
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Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
The SPDR Portfolio Mortgage Backed Bond ETF invested in futures during the Reporting Period for duration management, to reduce tracking error and to facilitate daily liquidity. The following tables summarize the value of the Fund's derivative instruments as of June 30, 2021. There are no future contracts held as of June 30, 2021.
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Mortgage Backed Bond ETF
Futures Contracts	$(584,065)	$—	$—	$—	$—	$(584,065)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Mortgage Backed Bond ETF
Futures Contracts	$(199,560)	$—	$—	$—	$—	$(199,560)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.03% (1)
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Treasury ETF	0.06
SPDR Portfolio Short Term Corporate Bond ETF	0.07
SPDR Portfolio Short Term Treasury ETF	0.06
SPDR Portfolio TIPS ETF	0.12
SPDR Portfolio Intermediate Term Treasury ETF	0.06
SPDR Portfolio High Yield Bond ETF	0.10 (2)
SPDR Portfolio Corporate Bond ETF	0.03 (3)
SPDR Portfolio Mortgage Backed Bond ETF	0.04 (4)
(1)	Effective June 29, 2021 the Adviser agreed to reduce the Fund’s management fee from 0.04% to 0.03% of the Fund’s average daily net assets.
(2)	Effective March 24, 2021 the Adviser agreed to reduce the Fund’s management fee from 0.15% to 0.10% of the Fund’s average daily net assets.
(3)	Effective June 29, 2021 the Adviser agreed to reduce the Fund’s management fee from 0.06% to 0.03% of the Fund’s average daily net assets.
(4)	Effective March 24, 2021 the Adviser agreed to reduce the Fund’s management fee from 0.06% to 0.04% of the Fund’s average daily net assets.
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each
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June 30, 2021

Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The amounts waived or reimbursed are presented on the Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2021, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$1,218,741,581	$ 960,251,897	$ 274,231,190	$ 293,062,206
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	1,625,145,695	1,605,664,749
SPDR Portfolio Long Term Corporate Bond ETF	—	—	133,703,220	161,605,376
SPDR Portfolio Long Term Treasury ETF	193,078,316	175,368,350	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	4,185,096,387	4,038,204,874
SPDR Portfolio Short Term Treasury ETF	1,752,935,749	1,713,929,570	—	—
SPDR Portfolio TIPS ETF	274,523,751	335,617,413	—	—
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	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Intermediate Term Treasury ETF	$ 712,263,027	$ 676,687,329	$ —	$ —
SPDR Portfolio High Yield Bond ETF	—	—	124,193,419	113,965,981
SPDR Portfolio Corporate Bond ETF	—	—	66,086,272	59,946,426
SPDR Portfolio Mortgage Backed Bond ETF	988,711,195	1,297,605,788	—	—
For the year ended June 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$ 1,464,294,828	$ 680,798,177	$ 28,162,408
SPDR Portfolio Intermediate Term Corporate Bond ETF	12,278,968,204	11,935,908,289	185,753,535
SPDR Portfolio Long Term Corporate Bond ETF	4,426,666,710	4,137,646,415	36,126,949
SPDR Portfolio Long Term Treasury ETF	2,875,287,186	1,373,373,486	91,813,715
SPDR Portfolio Short Term Corporate Bond ETF	2,847,244,457	1,762,076,229	30,974,251
SPDR Portfolio Short Term Treasury ETF	1,271,129,842	964,398,626	6,327,872
SPDR Portfolio TIPS ETF	1,237,702,389	500,409,759	51,663,104
SPDR Portfolio Intermediate Term Treasury ETF	1,307,917,042	2,347,851,653	48,188,480
SPDR Portfolio High Yield Bond ETF	305,956,767	32,961,911	1,988,802
SPDR Portfolio Corporate Bond ETF	191,878,551	43,521,934	1,382,469
SPDR Portfolio Mortgage Backed Bond ETF	2,161,749,108	—	—
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, defaulted bonds, pay-down gains and losses, mortgage dollar roll income, TIPS adjustments, premium amortization, futures contracts. In additional, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$123,473,443	$ —	$123,473,443
SPDR Portfolio Intermediate Term Corporate Bond ETF	112,848,604	—	112,848,604
SPDR Portfolio Long Term Corporate Bond ETF	27,420,897	—	27,420,897
SPDR Portfolio Long Term Treasury ETF	45,948,756	—	45,948,756
SPDR Portfolio Short Term Corporate Bond ETF	105,342,648	—	105,342,648
SPDR Portfolio Short Term Treasury ETF	8,504,668	—	8,504,668
SPDR Portfolio TIPS ETF	60,562,184	—	60,562,184
SPDR Portfolio Intermediate Term Treasury ETF	12,362,552	—	12,362,552
SPDR Portfolio High Yield Bond ETF	10,867,742	—	10,867,742
SPDR Portfolio Corporate Bond ETF	7,342,159	310,804	7,652,963
SPDR Portfolio Mortgage Backed Bond ETF	78,384,794	—	78,384,794
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$ 132,275,229	$ —	$ 132,275,229
SPDR Portfolio Intermediate Term Corporate Bond ETF	145,543,429	—	145,543,429
SPDR Portfolio Long Term Corporate Bond ETF	23,426,297	—	23,426,297
SPDR Portfolio Long Term Treasury ETF	46,533,203	—	46,533,203
SPDR Portfolio Short Term Corporate Bond ETF	155,616,369	—	155,616,369
SPDR Portfolio Short Term Treasury ETF	32,020,234	—	32,020,234
SPDR Portfolio TIPS ETF	35,942,292	—	35,942,292
SPDR Portfolio Intermediate Term Treasury ETF	23,417,493	—	23,417,493
SPDR Portfolio High Yield Bond ETF	5,350,396	—	5,350,396
SPDR Portfolio Corporate Bond ETF	3,513,586	—	3,513,586
SPDR Portfolio Mortgage Backed Bond ETF	31,330,879	—	31,330,879
At June 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Portfolio Aggregate Bond ETF	$ 6,880,554	$ (26,617,111)	$ —	$ 149,538,550	$ 129,801,993
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,952,781	(27,507,270)	—	22,131,059	(3,423,430)
SPDR Portfolio Long Term Corporate Bond ETF	1,800,249	(8,508,193)	—	(4,886,340)	(11,594,284)
SPDR Portfolio Long Term Treasury ETF	2,463,779	(29,724,817)	—	(197,349,466)	(224,610,504)
SPDR Portfolio Short Term Corporate Bond ETF	13,579,692	—	—	28,844,245	42,423,937
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	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Portfolio Short Term Treasury ETF	$ —	$ —	$ —	$ (2,862,079)	$ (2,862,079)
SPDR Portfolio TIPS ETF	13,197,449	(15,495,537)	—	134,850,411	132,552,323
SPDR Portfolio Intermediate Term Treasury ETF	—	(5,236,771)	—	(61,720,789)	(66,957,560)
SPDR Portfolio High Yield Bond ETF	1,344,774	(2,358,513)	—	9,367,183	8,353,444
SPDR Portfolio Corporate Bond ETF	292,358	—	372,754	9,602,428	10,267,540
SPDR Portfolio Mortgage Backed Bond ETF	2,144,154	(70,479,216)	—	(6,638,834)	(74,973,896)
As of June 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Aggregate Bond ETF	$23,374,727	$ 3,242,384
SPDR Portfolio Intermediate Term Corporate Bond ETF	22,775,396	4,731,874
SPDR Portfolio Long Term Corporate Bond ETF	5,702,494	2,805,699
SPDR Portfolio Long Term Treasury ETF	11,020,944	18,703,873
SPDR Portfolio TIPS ETF	5,528,343	9,967,194
SPDR Portfolio Intermediate Term Treasury ETF	129,425	5,107,346
SPDR Portfolio High Yield Bond ETF	592,888	1,765,625
SPDR Portfolio Mortgage Backed Bond ETF	54,584,193	15,895,023
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$6,589,249,154	$186,024,042	$ 36,485,492	$ 149,538,550
SPDR Portfolio Intermediate Term Corporate Bond ETF	6,840,239,445	48,759,991	26,628,932	22,131,059
SPDR Portfolio Long Term Corporate Bond ETF	1,011,310,131	8,038,987	12,925,327	(4,886,340)
SPDR Portfolio Long Term Treasury ETF	4,033,705,525	12,735,626	210,085,092	(197,349,466)
SPDR Portfolio Short Term Corporate Bond ETF	7,939,720,963	34,699,424	5,855,179	28,844,245
SPDR Portfolio Short Term Treasury ETF	3,570,529,780	1,637,318	4,499,397	(2,862,079)
SPDR Portfolio TIPS ETF	2,590,644,807	134,950,328	99,917	134,850,411
SPDR Portfolio Intermediate Term Treasury ETF	3,381,015,437	2,801,477	64,522,266	(61,720,789)
SPDR Portfolio High Yield Bond ETF	417,198,675	10,646,183	1,279,000	9,367,183
SPDR Portfolio Corporate Bond ETF	349,614,992	11,147,875	1,545,447	9,602,428
SPDR Portfolio Mortgage Backed Bond ETF	4,232,244,418	18,924,326	25,563,160	(6,638,834)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
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The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 228,129,403	$ 207,198,249	$ 25,218,810	$ 232,417,059
SPDR Portfolio Intermediate Term Corporate Bond ETF	310,190,520	228,861,358	87,342,268	316,203,626
SPDR Portfolio Long Term Corporate Bond ETF	21,924,658	21,154,948	1,130,777	22,285,725
SPDR Portfolio Long Term Treasury ETF	255,163,925	259,298,958	—	259,298,958
SPDR Portfolio Short Term Corporate Bond ETF	146,318,504	133,827,723	15,549,818	149,377,541
SPDR Portfolio Short Term Treasury ETF	63,983,053	65,280,643	—	65,280,643
SPDR Portfolio TIPS ETF	141,750,236	144,571,395	—	144,571,395
SPDR Portfolio Intermediate Term Treasury ETF	255,498,403	260,317,538	—	260,317,538
SPDR Portfolio High Yield Bond ETF	25,039,274	24,504,834	1,051,906	25,556,740
SPDR Portfolio Corporate Bond ETF	15,746,143	11,560,805	4,478,845	16,039,650
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$ 77,597,782	$—	$—	$—	$ 77,597,782	$ 77,597,782
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	8,109,604	—	—	—	8,109,604	8,109,604
SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	10,365,874	—	—	—	10,365,874	10,365,874
SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	111,124,989	—	—	—	111,124,989	111,124,989
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	228,861,358	—	—	—	228,861,358	228,861,358
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	21,154,948	—	—	—	21,154,948	21,154,948
SPDR Portfolio Long Term Treasury ETF	U.S. Treasury Obligations	259,298,958	—	—	—	259,298,958	259,298,958
363

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	$133,827,723	$—	$—	$—	$133,827,723	$133,827,723
SPDR Portfolio Short Term Treasury ETF	U.S. Treasury Obligations	65,280,643	—	—	—	65,280,643	65,280,643
SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	144,571,395	—	—	—	144,571,395	144,571,395
SPDR Portfolio Intermediate Term Treasury ETF	U.S. Treasury Obligations	260,317,538	—	—	—	260,317,538	260,317,538
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	24,504,834	—	—	—	24,504,834	24,504,834
SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	11,560,805	—	—	—	11,560,805	11,560,805
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2021:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2021.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
364

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
13.    Stock Split
The Board authorized a 2-for-1 stock split, for both the SPDR Portfolio TIPS ETF and SPDR Portfolio Intermediate Term Treasury ETF, effective after the close of trading on September 20, 2019 for the shareholders of record on September 18, 2019. The impact of the stock splits was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by the corresponding factor noted above, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
14.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued
365

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021

because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
15.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
366

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio TIPS ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF, and SPDR Portfolio Mortgage Backed Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio TIPS ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF, and SPDR Portfolio Mortgage Backed Bond ETF (collectively referred to as the “Funds”) (eleven of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting SPDR® Series Trust) at June 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2021
367

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.03%	$ 983.60	$0.15	$1,024.60	$0.15
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07	994.20	0.35	1,024.40	0.35
SPDR Portfolio Long Term Corporate Bond ETF	0.07	973.40	0.34	1,024.40	0.35
SPDR Portfolio Long Term Treasury ETF	0.06	920.60	0.29	1,024.50	0.30
SPDR Portfolio Short Term Corporate Bond ETF	0.07	1,002.00	0.35	1,024.40	0.35
SPDR Portfolio Short Term Treasury ETF	0.06	998.90	0.30	1,024.50	0.30
SPDR Portfolio TIPS ETF	0.12	1,014.80	0.60	1,024.20	0.60
SPDR Portfolio Intermediate Term Treasury ETF	0.06	981.10	0.29	1,024.50	0.30
SPDR Portfolio High Yield Bond ETF	0.12	1,041.10	0.61	1,024.20	0.60
SPDR Portfolio Corporate Bond ETF	0.06	987.70	0.30	1,024.50	0.30
SPDR Portfolio Mortgage Backed Bond ETF	0.04	988.60	0.20	1,024.60	0.20
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
368

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2021.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
The Funds hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
SPDR Portfolio Short Term Corporate Bond ETF	$13,810,384
SPDR Portfolio Short Term Treasury ETF	717,126
SPDR Portfolio Corporate Bond ETF	602,751
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
369

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
370

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
371

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	118	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 - April 2017).	118	Rydex Series Funds (Trustee);
Rydex Dynamic Funds (Trustee);
Rydex Variable Trust (Trustee);
Guggenheim Funds
Trust (Trustee); Guggenheim
Variable Funds Trust (Trustee);
Guggenheim Strategy
Funds Trust (Trustee); Transparent
Value Trust (Trustee); Fiduciary/
Claymore Energy
Infrastructure Fund (Trustee);
Guggenheim Taxable
Municipal Managed
Duration Trust (Trustee);
Guggenheim Strategic
Opportunities Fund (Trustee);
Guggenheim Enhanced
Equity Income Fund (Trustee);
Guggenheim Credit
Allocation Fund (Trustee);
Guggenheim Energy
					& Income Fund (Trustee).
372

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
373

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
374

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
375

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
ssga.com
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
“ICE Data” and “the ICE BofAML U.S. High Yield Index” (the “Index”) are trademarks of Ice Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. ICE Data has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the licensee’s products or any member of the public regarding the licensee’s products or the advisability of investing in the licensees products, particularly the ability of the Index to track performance of any market or strategy. ICE DATA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE
INDEX OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRPORTFIAR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2021 and June 30, 2020, the aggregate audit fees billed for professional services rendered by the principal accountant were $1,350,489 and $994,618, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2021 and June 30, 2020, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2021 and June 30, 2020, the aggregate tax fees billed for professional services rendered by the principal accountant were $210,574 and $734,154, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2021 and June 30, 2020.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2021 (in millions)		FY 2020 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.4		$15.2
Tax Fees	$4.4		$5.8
All Other Fees	$14.5		$14.2

(1)	Information is for the calendar years 2021 and 2020, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s Audit Committee are Dwight Churchill, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 8, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 8, 2021